                                                           [LOGO OF PIMCO FUNDS]



                                    [GRAPH]




                                            PACIFIC INVESTMENT MANAGEMENT SERIES

                                                                  ANNUAL REPORT
                                                                  MARCH 31, 2000

--------------------------------------------------------------------------------
Treasury Yield Curves
--------------------------------------------------------------------------------

                                    [GRAPH]

                                    3/31/1999                3/31/2000
3 Months                              4.470                    5.886
6 Months                              4.522                    6.140
1 Year                                4.705                    6.239
2 Years                               4.975                    6.483
3 Years                               5.038                    6.402
5 Years                               5.100                    6.320
10 Years                              5.231                    6.015
30 Years                              5.621                    5.837

On the cover:
Presented on the front cover and in greater detail here are U.S. Treasury yield curves depicting the term structure of interest rates at two different snapshots in time. The graph compares the yield curve as of March 31, 1999 with that of March 31, 2000, corresponding with the beginning and end of the Trust's fiscal year. Historical graphs such as this assist PIMCO in evaluating longer-term trends in the financial markets.

As the graph illustrates, U.S. Treasury yields increased across all maturities during the Trust's fiscal year, especially for shorter maturity securities. These increases came in response to continued strength of the economy, increased inflation expectations and higher interest rates, including the five fed fund rate increases during the course of the year. An inverted yield curve developed during the first quarter of 2000 as investors perceived a potential supply and demand imbalance resulting from the U.S. government's debt buyback program.

The U.S. is vulnerable to higher interest rates and/or declining asset prices because of financial imbalances. Non-U.S. investors may eventually require higher rates to finance the record U.S. current account deficit. Current high levels of consumer and corporate debt will be hard to sustain if the assets backing the debt (stocks, for example) fall in value. Avoiding adverse price performance arising from credit deterioration will be critical for earning superior returns in the coming period. Longer maturity Treasuries, which will benefit from U.S. budget surpluses and debt buybacks, are favored in this environment.

Contents
Chairman's Message .........................................1
A Conversation with Bill Gross and Paul McCulley ...........2
Service Update .............................................4
Financial Highlights ......................................30
Statements of Assets and Liabilities ......................40
Statements of Operations ..................................44
Statements of Changes in Net Assets .......................48
Statements of Cash Flows ..................................54
Notes to Financial Statements ............................158

                                                         Fund        Schedule of
                                                         Summary     Investments
Total Return Fund ..........................................5             55
Total Return Fund II .......................................6             81
Total Return Fund III ......................................7             86
Moderate Duration Fund .....................................8             90
Low Duration Fund ..........................................9             93
Low Duration Fund II ......................................10            101
Low Duration Fund III .....................................11            103
Short-Term Fund ...........................................12            105
Money Market Fund .........................................13            108
Long-Term U.S. Government Fund ............................14            109
High Yield Fund ...........................................15            113
Total Return Mortgage Fund ................................16            119
Low Duration Mortgage Fund ................................17            120
Real Return Bond Fund .....................................18            121
Foreign Bond Fund .........................................19            124
Global Bond Fund ..........................................20            129
Global Bond Fund II .......................................21            134
Emerging Markets Bond Fund ................................22            139
Strategic Balanced Fund ...................................23            141
Convertible Fund ..........................................24            145
StocksPLUS Fund ...........................................25            147
Municipal Bond Fund .......................................26            151
Short Duration Municipal Income Fund ......................27            154
California Intermediate Municipal Bond Fund ...............28            155
New York Intermediate Municipal Bond Fund .................29            157

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with this annual report for PIMCO Funds: Pacific Investment Management Series. During the fiscal year, assets grew by $10.5 billion to finish the one-year period ended March 31, 2000 at $50.7 billion.

Most bond sectors reacted negatively to the continued strength of the economy and to rising interest rates during 1999. U.S. Treasury yields increased across the maturity spectrum during the last three quarters of calendar 1999 with the yield on the benchmark 30-year Treasury increasing by 0.86% to finish the year at 6.48%. These increases came as robust economic expansion in the U.S. and accelerating growth in Europe and Asia boosted demand for capital worldwide and caused inflation to rise from lows reached in the previous year.

However, the short and the long ends of the Treasury market diverged during the first quarter of 2000. Short-term Treasury yields rose as much as 0.57% in anticipation of more tightening by the Federal Reserve. In marked contrast, the 30-year Treasury yield fell 0.64%, closing the first quarter at 5.84%, as investors grew concerned that the U.S. government's debt buyback would create a scarcity of long-term Treasuries. Yields on mortgages and corporate bonds did not fall in line with long-term Treasuries, which caused yield premiums on non-Treasury sectors to widen.

Major central banks began hiking rates in the second half of 1999 as global economic growth improved and prospects for inflation increased. In an effort to temper the high-flying U.S. economy and combat the prospect of rising inflation, the Federal Reserve raised the fed funds rate on five separate occasions to finish the fiscal year ended March 31, 2000 at 6.00%. In a press release accompanying the most recent action on March 21, 2000, the Fed suggested that more rate hikes are in the offing because "increases in demand will continue to exceed the growth in potential supply, which could foster inflationary imbalances that would undermine the record economic expansion."

Those "imbalances" include the record U.S. trade deficit, high corporate and individual debt levels and tight labor markets. Strong equity and housing markets also represent a potential threat because they create a wealth effect that fuels consumer demand. Still, actual inflation remained relatively subdued during the period. While effects of increased energy prices showed up in higher headline consumer price inflation, the core rate outside of energy and food costs was little changed.

On the following pages you will find commentary from PIMCO's Bill Gross and Paul McCulley and specific details as to each Fund's portfolio and total returns including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will continue to focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,

/s/Brent R. Harris

Brent R. Harris Chairman
of the Board
April 28, 2000

                                                            2000 Annual Report 1

Economic Outlook

A Conversation with
William Gross and Paul McCulley

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including the PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q: What were the reasons behind the big drop in bond yields in the first quarter of 2000?

BG: The dramatic rise in bond yields in 1999 has created opportunities in 2000. In mid-January, Treasury bonds began rallying as the market realized that the government was poised to begin buying back longer-dated Treasuries. This led to concern that these securities would become scarce. Panic buying ensued. As a result, 30-year Treasury yields declined by roughly 90 basis points by the end of the quarter.

PM: The rally was limited to Treasury bonds, however. Corporate and mortgage-backed securities didn't participate. In fact, their yield spreads widened as flight-to-quality selling drove investors to Treasuries. In addition, intermediate Treasuries didn't initially participate, as that part of the curve was held back by interest rate hikes by the Fed at their February and March meetings. As a result, the yield curve for Treasuries inverted.

Q: But isn't the curve inversion counter-productive to the Fed's goal to slow the economy?

PM: I suppose the drop in yields could restart housing and capital investment, making Mr. Greenspan's job tougher. But, intermediate rates and other sectors of the bond market haven't participated, suggesting the Treasury rally is isolated and driven by other forces.

BG: The forces driving the inversion are secular. The Treasury buy-back program has potentially created a long-term shortage of bonds, much like an inversion that has been in existence in the United Kingdom. While the U.K. situation came about for different reasons, it does prove that long-term supply/demand distortions can invert a country's yield curve for long stretches of time. As the projected U.S. budget surplus grows larger, future years' Treasury repurchases promise to be larger and larger. As a result, the inversion could be with us for quite a while.

     The inversion of the Treasury yield curve is driven by secular forces

                                    [GRAPH]

             Treasury Yield Curve on 9/30/99     Treasury Yield Curve on 3/31/00
3 Month                   4.86%                                5.90%
6 Month                   4.96%                                6.14%
1 Year                    5.18%                                6.24%
2 Year                    5.60%                                6.49%
5 Year                    5.76%                                6.33%
10 Year                   5.88%                                6.03%
30 Year                   6.05%                                5.84%

Q:   Any thoughts on Greenspan's apparent targeting of the stock market?

PM: Mr. Greenspan has extraordinary skill as an economist and deftness as a policymaker. But, scrutinizing the man's every word as I do, it's clear that he has been less then forthright about his view of the stock market's role in current policy formulation. It appears that policy is being geared toward capping gains in equity prices, yet he declares that the Fed is not targeting them. Put another way, Mr. Greenspan says that the stock-market-driven wealth effect is the skunk at the aggregate demand picnic and that he's going to scotch it; and then in the next breath, he says that the equity market is only a distant relative of the skunk family. This simply doesn't square. His less-than-clear policy is going to be tested by the markets as long as he argues that the wealth effect needs to be curbed but is not closely linked to the stock market.

Q:   So how many more interest rate hikes can we expect?

PM: The Fed will continue lifting rates until it sees that demand moderates. It remains concerned that "wealth effect" spending is outstripping supply, which will eventually generate higher inflation. According to Mr. Greenspan, even strong productivity growth won't contain inflation because productivity gains are actually raising investor's expectations for corporate earnings, driving stock prices higher and stimulating more
     "wealth effect" consumption, which means....

BG:  Two or three more quarter-point rate hikes by year's end.

2 PIMCO Funds

How the stock market creates the "wealth effect"
This chart shows the correlation of household net worth to the stock market

                                    [GRAPH]

              Household Net Worth as a
Quarter       Ratio of Disposable Income (LHS)   Month        S&P 500 (RHS)
1980-01                    3.62                 1980-01           110.87
1980-02                    3.76                 1980-02           115.34
1980-03                    3.82                 1980-03           104.69
1980-04                    3.82                 1980-04           102.97
1981-01                    3.80                 1980-05           107.69
1981-02                    3.82                 1980-06           114.55
1981-03                    3.68                 1980-07           119.83
1981-04                    3.76                 1980-08           123.50
1982-01                    3.73                 1980-09           126.51
1982-02                    3.72                 1980-10           130.22
1982-03                    3.76                 1980-11           135.65
1982-04                    3.84                 1980-12           133.48
1983-01                    3.91                 1981-01           132.97
1983-02                    3.96                 1981-02           128.40
1983-03                    3.89                 1981-03           133.19
1983-04                    3.79                 1981-04           134.43
1984-01                    3.70                 1981-05           131.73
1984-02                    3.64                 1981-06           132.28
1984-03                    3.66                 1981-07           129.13
1984-04                    3.69                 1981-08           129.63
1985-01                    3.78                 1981-09           118.27
1985-02                    3.78                 1981-10           119.80
1985-03                    3.80                 1981-11           122.92
1985-04                    3.92                 1981-12           123.79
1986-01                    4.01                 1982-01           117.28
1986-02                    4.06                 1982-02           114.50
1986-03                    4.00                 1982-03           110.84
1986-04                    4.13                 1982-04           116.31
1987-01                    4.25                 1982-05           116.35
1987-02                    4.31                 1982-06           109.70
1987-03                    4.29                 1982-07           109.38
1987-04                    4.07                 1982-08           109.65
1988-01                    4.11                 1982-09           122.43
1988-02                    4.12                 1982-10           132.66
1988-03                    4.09                 1982-11           138.10
1988-04                    4.11                 1982-12           139.37
1989-01                    4.13                 1983-01           144.27
1989-02                    4.19                 1983-02           146.80
1989-03                    4.28                 1983-03           151.88
1989-04                    4.29                 1983-04           157.71
1990-01                    4.16                 1983-05           164.10
1990-02                    4.15                 1983-06           166.39
1990-03                    4.01                 1983-07           166.96
1990-04                    4.10                 1983-08           162.42
1991-01                    4.21                 1983-09           167.16
1991-02                    4.15                 1983-10           167.65
1991-03                    4.17                 1983-11           165.23
1991-04                    4.25                 1983-12           164.36
1992-01                    4.15                 1984-01           166.39
1992-02                    4.10                 1984-02           157.25
1992-03                    4.12                 1984-03           157.44
1992-04                    4.14                 1984-04           157.60
1993-01                    4.26                 1984-05           156.55
1993-02                    4.20                 1984-06           153.12
1993-03                    4.24                 1984-07           151.08
1993-04                    4.21                 1984-08           164.42
1994-01                    4.23                 1984-09           166.11
1994-02                    4.15                 1984-10           164.82
1994-03                    4.16                 1984-11           166.27
1994-04                    4.12                 1984-12           164.48
1995-01                    4.19                 1985-01           171.61
1995-02                    4.29                 1985-02           180.88
1995-03                    4.38                 1985-03           179.42
1995-04                    4.45                 1985-04           180.62
1996-01                    4.52                 1985-05           184.90
1996-02                    4.57                 1985-06           188.89
1996-03                    4.57                 1985-07           192.54
1996-04                    4.65                 1985-08           188.31
1997-01                    4.63                 1985-09           184.06
1997-02                    4.87                 1985-10           186.18
1997-03                    4.99                 1985-11           197.45
1997-04                    5.01                 1985-12           207.26
1998-01                    5.26                 1986-01           208.19
1998-02                    5.25                 1986-02           219.37
1998-03                    4.95                 1986-03           232.33
1998-04                    5.24                 1986-04           237.98
1999-01                    5.29                 1986-05           238.46
1999-02                    5.40                 1986-06           245.30
1999-03                    5.25                 1986-07           240.18
1999-04                    5.62                 1986-08           245.00
                                                1986-09           238.27
                                                1986-10           237.36
                                                1986-11           245.09
                                                1986-12           248.61
                                                1987-01           264.51
                                                1987-02           280.93
                                                1987-03           292.47
                                                1987-04           289.32
                                                1987-05           289.12
                                                1987-06           301.38
                                                1987-07           310.09
                                                1987-08           329.36
                                                1987-09           318.66
                                                1987-10           280.16
                                                1987-11           245.01
                                                1987-12           240.96
                                                1988-01           250.48
                                                1988-02           258.13
                                                1988-03           265.74
                                                1988-04           262.61
                                                1988-05           256.12
                                                1988-06           270.68
                                                1988-07           269.05
                                                1988-08           263.73
                                                1988-09           267.97
                                                1988-10           277.40
                                                1988-11           271.02
                                                1988-12           276.51
                                                1989-01           285.41
                                                1989-02           294.01
                                                1989-03           292.71
                                                1989-04           302.25
                                                1989-05           313.93
                                                1989-06           323.73
                                                1989-07           331.93
                                                1989-08           346.61
                                                1989-09           347.33
                                                1989-10           347.40
                                                1989-11           340.22
                                                1989-12           348.57
                                                1990-01           339.97
                                                1990-02           330.45
                                                1990-03           338.47
                                                1990-04           338.18
                                                1990-05           350.25
                                                1990-06           360.39
                                                1990-07           360.03
                                                1990-08           330.75
                                                1990-09           315.41
                                                1990-10           307.12
                                                1990-11           315.29
                                                1990-12           328.75
                                                1991-01           325.49
                                                1991-02           362.26
                                                1991-03           372.28
                                                1991-04           379.68
                                                1991-05           377.99
                                                1991-06           378.29
                                                1991-07           380.23
                                                1991-08           389.40
                                                1991-09           387.20
                                                1991-10           386.88
                                                1991-11           385.92
                                                1991-12           388.51
                                                1992-01           416.08
                                                1992-02           412.56
                                                1992-03           407.36
                                                1992-04           407.41
                                                1992-05           414.81
                                                1992-06           408.27
                                                1992-07           415.05
                                                1992-08           417.93
                                                1992-09           418.48
                                                1992-10           412.50
                                                1992-11           422.84
                                                1992-12           435.64
                                                1993-01           435.23
                                                1993-02           441.70
                                                1993-03           450.16
                                                1993-04           443.08
                                                1993-05           445.25
                                                1993-06           448.06
                                                1993-07           447.29
                                                1993-08           454.13
                                                1993-09           459.24
                                                1993-10           463.90
                                                1993-11           462.89
                                                1993-12           465.95
                                                1994-01           472.99
                                                1994-02           471.58
                                                1994-03           463.81
                                                1994-04           447.23
                                                1994-05           450.90
                                                1994-06           454.83
                                                1994-07           451.40
                                                1994-08           464.24
                                                1994-09           466.96
                                                1994-10           463.81
                                                1994-11           461.01
                                                1994-12           455.19
                                                1995-01           465.25
                                                1995-02           481.92
                                                1995-03           493.15
                                                1995-04           507.91
                                                1995-05           523.81
                                                1995-06           539.35
                                                1995-07           557.37
                                                1995-08           559.11
                                                1995-09           578.77
                                                1995-10           582.92
                                                1995-11           595.53
                                                1995-12           614.57
                                                1996-01           614.42
                                                1996-02           649.54
                                                1996-03           647.07
                                                1996-04           647.17
                                                1996-05           661.23
                                                1996-06           668.50
                                                1996-07           644.07
                                                1996-08           662.68
                                                1996-09           674.88
                                                1996-10           701.46
                                                1996-11           735.67
                                                1996-12           743.25
                                                1997-01           766.22
                                                1997-02           798.39
                                                1997-03           792.15
                                                1997-04           763.93
                                                1997-05           833.09
                                                1997-06           876.29
                                                1997-07           925.29
                                                1997-08           927.73
                                                1997-09           937.02
                                                1997-10           951.16
                                                1997-11           938.92
                                                1997-12           962.36
                                                1998-01           963.36
                                                1998-02         1,023.74
                                                1998-03         1,076.82
                                                1998-04         1,112.20
                                                1998-05         1,108.42
                                                1998-06         1,108.39
                                                1998-07         1,156.58
                                                1998-08         1,074.62
                                                1998-09         1,020.64
                                                1998-10         1,032.47
                                                1998-11         1,144.43
                                                1998-12         1,190.05
                                                1999-01         1,248.77
                                                1999-02         1,246.58
                                                1999-03         1,281.66
                                                1999-04         1,334.76
                                                1999-05         1,332.07
                                                1999-06         1,322.55
                                                1999-07         1,380.99
                                                1999-08         1,327.49
                                                1999-09         1,318.17
                                                1999-10         1,300.01
                                                1999-11         1,391.00
                                                1999-12         1,428.68



Q: The Fed has already tightened five times with little effect. When do you see demand beginning to slow?

BG: We see a moderation in economic activity by the end of the year as higher interest rates temper growth in housing and capital spending. Mortgage rates remain near 8% and have begun to temper new home sales and have the potential to slow consumer spending through a reduction in durable goods purchases. Investment spending, a significant contributor to overall growth during this expansion, will also moderate as higher rates raise the cost of capital investment.

PM: It's important to remember that monetary policy works its way through the system with a lag. Estimates vary on how long that lag is, but it's safe to say roughly 6 to 12 months. The Fed began its current tightening cycle last June so the effects of the first rate hike are only now beginning to be felt, and the cumulative impact of tighter policy won't be felt until around year-end.

Q: Does OPEC's agreement to increase production mean the threat of higher inflation is behind us?

PM: No it doesn't. Short term, higher oil prices will feed through the economy this summer in the form of higher prices at the pump. Longer term, increasing import prices, slowing domestic capacity growth and a recovering global economy will also put an upward tilt on inflation. However, inflation won't break out given that many of the forces which drove inflation lower in the 1990s, including globalization, technology innovation and sound fiscal and monetary policies, remain firmly in place. These structural themes will cancel out the cyclical trends and keep inflation stable over the longer run.

Q: What forces are likely to influence the bond market and our strategy over the next year?

BG: Bond prices, from a macro-perspective, will be determined by the resolution of imbalances that have formed over the past several years, including the over-exuberance of the stock market, the fate of the U.S budget surplus, our bloated trade deficit, the strength of the dollar and the fiscal deficits in Japan. At the root of each of these imbalances is an excessive use of debt. Given the surpluses now being generated by the Treasury, it's a good time to emphasize Treasury over corporate debt. In other words, upgrade the quality of our portfolios. At the same time we've adjusted the yield curve position of the portfolio, taking a small step away from a concentration in intermediate maturity securities and increasing exposure to both short-term instruments and long-term Treasuries. This allows us to collect incremental yield at the short end of the curve and benefit from falling yields at the long end.

PM: The strategy of swapping for higher quality extends to our mortgage exposure as well. We still like mortgages due to their high quality and attractive yields, but we have become more selective, favoring Ginnie Mae securities over other types of government sponsored agency debt, such as Fannie Maes and Freddie Macs. This subtle preference has worked well. The full faith and credit of the U.S. government back Ginnie Mae securities. Fannie Maes and Freddie Macs have an implicit guarantee through small, never-been-used lines of credit, but that support has come under pressure recently as Congress mulls legislation to clarify the government's role in these enterprises.

Q:   Where are bond yields headed from here?

BG: Although long-term Treasury yields have peaked, I don't think they will move much lower over the near term. The economy remains too strong for the Fed, so short-term rates will be moving higher, perhaps to 6.50%. It's hard to believe that 30-year Treasuries could trade far below that, so 5.75% or so on the long end is about it for the next nine months. For now it will be tough for intermediate-term bonds as they continue to feel the brunt of the Fed's tightening. Eventually, with Fed tightening behind us and the economy slowing, I think we could see a more generalized rally in the bond market, where we'd look to extend our duration some.

     Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

                                                            2000 Annual Report 3

Service Update

New Manager of PIMCO Municipal Bond Funds
Introducing Mark McCray

[PHOTO]

Mark McCray

Last quarter, PIMCO strengthened its commitment to the municipal bond arena by hiring Mark McCray, formerly of Goldman Sachs, as Senior Vice President and Portfolio Manager for all municipal bond portfolios at PIMCO.

In his new position, Mr. McCray will be responsible for the two year-old PIMCO Municipal Bond Fund and three portfolios introduced in August 1999: Short Duration Municipal Income Fund, California Intermediate Municipal Bond Fund and New York Intermediate Municipal Bond Fund.

At Goldman Sachs, Mr. McCray was Vice President and Co-Head of Municipal Bond Trading and was responsible for the firm's proprietary tax-exempt accounts. He also directed the daily activity and risk positions of seven municipal traders. He started his fixed-income career as a financial analyst in the mergers and acquisitions department at Merrill Lynch and moved to the fixed-income division of Goldman Sachs in 1992. He holds a bachelor's degree from Temple University and an MBA from the Wharton School at the University of Pennsylvania.

PIMCO's expansion into municipal bonds has been a natural evolution of the company's focus on taxable debt, and its expertise and investment process. The strength of PIMCO's credit analysis group --a team that has been integral to the strong performance of PIMCO's High Yield and Convertible Funds--will be an added benefit in managing the municipal bond portfolios.

Mr. McCray's first priority is to produce the highest possible risk-adjusted returns for PIMCO clients by applying the company's core strategy of total return to its municipal portfolios. The three municipal funds will seek to pinpoint securities that allow for an efficient balance of yield and risk.

Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income investment efforts of Allianz AG. Key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately $650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

4 PIMCO Funds

PIMCO Funds PIMCO Total Return Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment grade bonds.

Duration:
4.5 years

Total Net Assets:
$31.5 billion

Sector Breakdown:*

                                    [GRAPH]

                     Mortgage-Backed Securities      38.8%
                     Corporate Bonds and Notes       35.7%
                     U.S. Treasury Obligations        9.5%
                     Asset-Backed Securities          6.0%
                     Other                           10.0%

Quality Breakdown:*

                                    [GRAPH]

                             AAA             58.6%
                              AA              7.2%
                               A             18.1%
                             BBB             12.2%
                              BB              3.4%
                               B              0.5%

*% of Total Investments as of March 31, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                            Lipper Intermediate
                            Inst'l Class         Admin. Class        Lehman Brothers        Investment Grade
                            (Incep. 5/11/1987)   (Incep. 9/07/1994)  Aggregate Bond Index   Debt Fund Average
------------------------------------------------------------------------------------------------------------------
1 Year                             2.33%                2.07%                1.87%                0.99%
3 Years*                           7.44%                7.17%                6.70%                5.72%
5 Years*                           8.00%                7.76%                7.14%                6.25%
10 Years*                          9.21%                  --                 8.02%                7.44%
Since Inception*                   9.07%                7.68%                  --                   --
* Annualized

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                           Total Return            Lehman Brothers
                           Fund                    Aggregate Bond Index
      5/31/1987              5,000,000                  5,000,000
      6/30/1987              5,063,956                  5,068,813
      7/31/1987              5,051,390                  5,064,918
      8/31/1987              5,039,534                  5,037,815
      9/30/1987              4,913,547                  4,930,538
      10/31/1987             5,070,060                  5,106,141
      11/30/1987             5,107,024                  5,147,040
      12/31/1987             5,153,726                  5,217,151
      1/31/1988              5,364,621                  5,400,545
      2/29/1988              5,425,978                  5,464,652
      3/31/1988              5,377,483                  5,413,367
      4/30/1988              5,349,895                  5,384,153
      5/31/1988              5,323,746                  5,347,962
      6/30/1988              5,451,097                  5,476,986
      7/31/1988              5,444,079                  5,448,260
      8/31/1988              5,470,463                  5,462,542
      9/30/1988              5,574,381                  5,586,211
      10/31/1988             5,662,479                  5,691,379
      11/30/1988             5,612,027                  5,622,241
      12/31/1988             5,637,131                  5,628,571
      1/31/1989              5,706,918                  5,709,556
      2/28/1989              5,670,892                  5,668,171
      3/31/1989              5,697,790                  5,692,677
      4/30/1989              5,825,551                  5,811,802
      5/31/1989              5,967,305                  5,964,522
      6/30/1989              6,168,244                  6,146,131
      7/31/1989              6,298,843                  6,276,779
      8/31/1989              6,190,418                  6,183,783
      9/30/1989              6,221,536                  6,215,431
      10/31/1989             6,371,017                  6,368,476
      11/30/1989             6,426,949                  6,429,174
      12/31/1989             6,440,083                  6,446,378
      1/31/1990              6,332,594                  6,369,774
      2/28/1990              6,349,652                  6,390,386
      3/31/1990              6,344,778                  6,395,092
      4/30/1990              6,255,058                  6,336,504
      5/31/1990              6,460,283                  6,524,117
      6/30/1990              6,569,705                  6,628,798
      7/31/1990              6,676,661                  6,720,495
      8/31/1990              6,571,662                  6,630,745
      9/30/1990              6,578,458                  6,685,601
      10/31/1990             6,669,789                  6,770,482
      11/30/1990             6,838,024                  6,916,223
      12/31/1990             6,958,354                  7,023,987
      1/31/1991              7,027,903                  7,110,815
      2/28/1991              7,126,178                  7,171,514
      3/31/1991              7,216,808                  7,220,852
      4/30/1991              7,335,070                  7,299,078
      5/31/1991              7,390,178                  7,341,762
      6/30/1991              7,401,768                  7,338,029
      7/31/1991              7,508,521                  7,439,788
      8/31/1991              7,712,232                  7,600,786
      9/30/1991              7,894,694                  7,754,804
      10/31/1991             7,975,769                  7,841,145
      11/30/1991             8,045,044                  7,913,042
      12/31/1991             8,319,147                  8,148,046
      1/31/1992              8,251,437                  8,037,198
      2/29/1992              8,323,957                  8,089,457
      3/31/1992              8,292,135                  8,043,852
      4/30/1992              8,335,850                  8,101,954
      5/31/1992              8,508,487                  8,254,836
      6/30/1992              8,616,472                  8,368,443
      7/31/1992              8,827,524                  8,539,178
      8/31/1992              8,902,987                  8,625,682
      9/30/1992              9,043,980                  8,727,928
      10/31/1992             8,965,037                  8,612,211
      11/30/1992             8,972,362                  8,614,159
      12/31/1992             9,129,278                  8,751,136
      1/31/1993              9,297,750                  8,918,950
      2/28/1993              9,504,901                  9,075,078
      3/31/1993              9,560,206                  9,112,893
      4/30/1993              9,643,848                  9,176,350
      5/31/1993              9,666,306                  9,188,036
      6/30/1993              9,876,645                  9,354,551
      7/31/1993              9,937,133                  9,407,459
      8/31/1993             10,163,538                  9,572,351
      9/30/1993             10,204,890                  9,598,643
      10/31/1993            10,277,472                  9,634,511
      11/30/1993            10,187,745                  9,552,551
      12/31/1993            10,271,501                  9,604,324
      1/31/1994             10,396,445                  9,733,998
      2/28/1994             10,210,928                  9,564,886
      3/31/1994              9,995,399                  9,329,070
      4/30/1994              9,896,929                  9,254,577
      5/31/1994              9,850,224                  9,253,278
      6/30/1994              9,814,015                  9,232,829
      7/31/1994             10,015,509                  9,416,223
      8/31/1994             10,044,623                  9,427,908
      9/30/1994              9,917,753                  9,289,146
      10/31/1994             9,906,083                  9,280,869
      11/30/1994             9,907,443                  9,260,257
      12/31/1994             9,904,417                  9,324,202
      1/31/1995             10,082,267                  9,508,731
      2/28/1995             10,319,048                  9,734,809
      3/31/1995             10,417,456                  9,794,534
      4/30/1995             10,600,658                  9,931,349
      5/31/1995             10,936,213                 10,315,665
      6/30/1995             10,929,713                 10,391,294
      7/31/1995             10,936,311                 10,368,086
      8/31/1995             11,105,123                 10,493,216
      9/30/1995             11,244,355                 10,595,300
      10/31/1995            11,415,091                 10,733,089
      11/30/1995            11,662,396                 10,893,924
      12/31/1995            11,863,138                 11,046,806
      1/31/1996             11,960,385                 11,120,164
      2/29/1996             11,668,778                 10,926,870
      3/31/1996             11,578,391                 10,850,915
      4/30/1996             11,530,294                 10,789,892
      5/31/1996             11,499,480                 10,767,982
      6/30/1996             11,683,873                 10,912,588
      7/31/1996             11,714,500                 10,942,450
      8/31/1996             11,704,501                 10,924,111
      9/30/1996             11,973,193                 11,114,483
      10/31/1996            12,284,300                 11,360,686
      11/30/1996            12,575,406                 11,555,278
      12/31/1996            12,419,446                 11,447,838
      1/31/1997             12,465,678                 11,482,894
      2/28/1997             12,494,013                 11,511,458
      3/31/1997             12,342,925                 11,383,894
      4/30/1997             12,565,728                 11,554,304
      5/31/1997             12,694,757                 11,663,529
      6/30/1997             12,843,894                 11,801,967
      7/31/1997             13,203,071                 12,120,229
      8/31/1997             13,089,168                 12,016,846
      9/30/1997             13,301,627                 12,194,073
      10/31/1997            13,461,510                 12,370,975
      11/30/1997            13,523,400                 12,427,941
      12/31/1997            13,681,812                 12,553,071
      1/31/1998             13,893,968                 12,714,230
      2/28/1998             13,855,371                 12,704,087
      3/31/1998             13,902,211                 12,748,312
      4/30/1998             13,957,191                 12,814,853
      5/31/1998             14,119,833                 12,936,413
      6/30/1998             14,257,594                 13,046,124
      7/31/1998             14,305,551                 13,073,877
      8/31/1998             14,533,176                 13,286,646
      9/30/1998             14,969,015                 13,597,767
      10/31/1998            14,869,808                 13,525,870
      11/30/1998            14,925,950                 13,602,636
      12/31/1998            15,018,914                 13,643,534
      1/31/1999             15,109,171                 13,740,911
      2/28/1999             14,831,091                 13,501,039
      3/31/1999             14,958,503                 13,575,857
      4/30/1999             15,032,946                 13,618,865
      5/31/1999             14,870,656                 13,499,578
      6/30/1999             14,846,270                 13,456,570
      7/31/1999             14,790,750                 13,399,279
      8/31/1999             14,803,007                 13,392,596
      9/30/1999             14,968,364                 13,547,942
      10/31/1999            15,018,938                 13,597,929
      11/30/1999            15,055,090                 13,596,955
      12/31/1999            14,976,517                 13,531,388
      1/31/2000             14,900,278                 13,487,081
      2/29/2000             15,083,651                 13,650,188
      3/31/2000             15,307,078                 13,830,012

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Total Return Fund's Institutional Class shares outperformed the Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2000, returning 2.33% versus 1.87% for the Index.

 . The Fund's duration was held below that of the Index, which benefited returns as yields rose by as much as 1.62% amid concerns that the Federal Reserve would hike interest rates and signs of increased world wide economic stability. Also, a shift towards longer maturity U.S. Treasuries was positive for performance as a result of the inverted yield curve catalyzed by the Treasury Department's buyback program.

 . An overweight in mortgages was a slight negative as general price declines in this sector due to increased volatility were offset by increased holdings of "full faith and credit" GNMA's that benefited from the reduced supply of Treasuries.

 . An underweight in investment grade corporates was a significant positive as yield premiums widened due to concerns about increasing corporate debt levels, the possibility of a slower economy resulting from Fed tightening and historically high default rates.

 . Emerging market bonds were positive for returns as yield premiums declined amid global growth and stability. Our holdings of Mexican debt benefited from a credit upgrade to investment grade status.

                                                           2000 Annual Report  5

PIMCO Total Return Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment grade bonds with quality and foreign issuer restrictions.

Duration:
4.3 years

Total Net Assets:
$1.3 billion

Sector Breakdown:*

                                    [GRAPH]

                     Corporate Bonds and Notes       42.4%
                     Mortgage-Backed Securities      32.4%
                     U.S. Treasury Obligations       12.0%
                     Short-Term Instruments           8.2%
                     Other                            5.0%

Quality Breakdown:*

                                    [GRAPH]

                             AAA             51.5%
                              AA             11.4%
                               A             30.2%
                             BBB              6.9%


*% of Total Investments as of March 31, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                             Lipper Intermediate
                             Inst'l Class         Admin. Class         Lehman Brothers       Investment Grade
                             (Incep. 12/30/1991)  (Incep. 11/30/1994)  Aggregate Bond Index  Debt Fund Average
-------------------------------------------------------------------------------------------------------------------
1 Year                              1.45%                1.20%                1.87%                0.99%
3 Years*                            6.88%                6.61%                6.70%                5.72%
5 Years*                            7.46%                7.19%                7.14%                6.25%
Since Inception *                   7.28%                7.84%                  --                   --
* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                           Total Return            Lehman Brothers
                           Fund II                 Aggregate Bond Index
      12/31/1991             5,000,000                  5,000,000
      1/31/1992              4,929,716                  4,931,979
      2/29/1992              4,951,937                  4,964,047
      3/31/1992              4,937,873                  4,936,062
      4/30/1992              4,963,257                  4,971,716
      5/31/1992              5,075,312                  5,065,531
      6/30/1992              5,149,979                  5,135,245
      7/31/1992              5,309,040                  5,240,016
      8/31/1992              5,355,136                  5,293,098
      9/30/1992              5,437,041                  5,355,841
      10/31/1992             5,367,337                  5,284,832
      11/30/1992             5,383,727                  5,286,027
      12/31/1992             5,471,600                  5,370,083
      1/31/1993              5,579,371                  5,473,060
      2/28/1993              5,705,377                  5,568,868
      3/31/1993              5,719,997                  5,592,073
      4/30/1993              5,793,075                  5,631,013
      5/31/1993              5,790,801                  5,638,183
      6/30/1993              5,920,354                  5,740,365
      7/31/1993              5,952,711                  5,772,831
      8/31/1993              6,070,915                  5,874,017
      9/30/1993              6,093,002                  5,890,150
      10/31/1993             6,109,820                  5,912,160
      11/30/1993             6,049,436                  5,861,866
      12/31/1993             6,067,802                  5,893,636
      1/31/1994              6,149,761                  5,973,210
      2/28/1994              6,050,676                  5,869,435
      3/31/1994              5,910,178                  5,724,729
      4/30/1994              5,870,870                  5,679,016
      5/31/1994              5,858,460                  5,678,219
      6/30/1994              5,845,104                  5,665,671
      7/31/1994              5,977,463                  5,778,209
      8/31/1994              5,984,657                  5,785,380
      9/30/1994              5,896,835                  5,700,229
      10/31/1994             5,889,838                  5,695,150
      11/30/1994             5,888,896                  5,682,502
      12/31/1994             5,933,421                  5,721,741
      1/31/1995              6,043,232                  5,834,977
      2/28/1995              6,182,752                  5,973,708
      3/31/1995              6,223,522                  6,010,358
      4/30/1995              6,299,808                  6,094,313
      5/31/1995              6,523,923                  6,330,146
      6/30/1995              6,551,569                  6,376,556
      7/31/1995              6,507,691                  6,362,315
      8/31/1995              6,628,805                  6,439,100
      9/30/1995              6,717,353                  6,501,743
      10/31/1995             6,829,613                  6,586,296
      11/30/1995             6,952,671                  6,684,992
      12/31/1995             7,059,284                  6,778,807
      1/31/1996              7,096,875                  6,823,822
      2/29/1996              6,956,380                  6,705,209
      3/31/1996              6,882,877                  6,658,600
      4/30/1996              6,829,282                  6,621,153
      5/31/1996              6,805,776                  6,607,708
      6/30/1996              6,917,299                  6,696,445
      7/31/1996              6,933,266                  6,714,769
      8/31/1996              6,916,233                  6,703,516
      9/30/1996              7,079,837                  6,820,337
      10/31/1996             7,268,469                  6,971,417
      11/30/1996             7,416,019                  7,090,828
      12/31/1996             7,331,446                  7,024,898
      1/31/1997              7,372,632                  7,046,410
      2/28/1997              7,387,727                  7,063,938
      3/31/1997              7,305,831                  6,985,659
      4/30/1997              7,418,069                  7,090,230
      5/31/1997              7,488,383                  7,157,255
      6/30/1997              7,571,276                  7,242,207
      7/31/1997              7,808,619                  7,437,506
      8/31/1997              7,730,081                  7,374,066
      9/30/1997              7,837,156                  7,482,820
      10/31/1997             7,950,092                  7,591,375
      11/30/1997             7,972,129                  7,626,332
      12/31/1997             8,063,867                  7,703,117
      1/31/1998              8,181,882                  7,802,012
      2/28/1998              8,157,419                  7,795,787
      3/31/1998              8,181,806                  7,822,926
      4/30/1998              8,222,040                  7,863,759
      5/31/1998              8,310,019                  7,938,353
      6/30/1998              8,398,686                  8,005,677
      7/31/1998              8,417,371                  8,022,707
      8/31/1998              8,634,608                  8,153,272
      9/30/1998              8,863,669                  8,344,189
      10/31/1998             8,784,161                  8,300,070
      11/30/1998             8,790,237                  8,347,177
      12/31/1998             8,840,354                  8,372,274
      1/31/1999              8,895,775                  8,432,029
      2/28/1999              8,717,208                  8,284,832
      3/31/1999              8,791,829                  8,330,744
      4/30/1999              8,826,341                  8,357,136
      5/31/1999              8,716,487                  8,283,936
      6/30/1999              8,686,621                  8,257,544
      7/31/1999              8,640,505                  8,222,388
      8/31/1999              8,645,072                  8,218,287
      9/30/1999              8,749,143                  8,313,614
      10/31/1999             8,774,371                  8,344,288
      11/30/1999             8,789,718                  8,343,691
      12/31/1999             8,745,555                  8,303,456
      1/31/2000              8,714,587                  8,276,267
      2/29/2000              8,804,572                  8,376,357
      3/31/2000              8,919,699                  8,486,705

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1992, the first full month following the Fund's Institutional Class inception on 12/30/1991, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 11/30/1994.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Total Return Fund II Institutional Class shares underperformed the Lehman
   Brothers Aggregate Bond Index for the one-year period ended March 31, 2000, returning 1.45% versus 1.87% for the Index.

 . The Fund's duration was held below that of the Index, which benefited returns as interest rates rose by as much as 1.62% amid concerns that the Federal Reserve would hike interest rates and signs of increased world wide economic stability. Also, a shift towards longer maturity Treasuries was positive as the yield curve inverted because of the Treasury Department's buyback program.

 . A slight duration underweight in investment grade corporates was neutral as yield premiums widened due to concerns about increasing corporate debt levels, the possibility of a slower economy resulting from Fed tightening and historically high default rates.

 . An overweight in mortgages was negative as general price declines in this sector due to increased volatility were offset by increased holdings of "full faith and credit" GNMA's that benefited from the reduced supply of Treasuries.

6  PIMCO Funds

PIMCO Total Return Fund III


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term investment
grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:
4.6 years

Total Net Assets:
$645.8 million

Sector Breakdown:*

                                    [GRAPH]

                     Mortgage-Backed Securities      32.9%
                     Corporate Bonds and Notes       32.2%
                     U.S. Treasury Obligations       13.1%
                     U.S. Government Agencies         5.8%
                     Asset-Backed Securities          5.6%
                     Other                           10.4%


Quality Breakdown:*

                                    [GRAPH]

                             AAA             55.9%
                              AA             10.3%
                               A             18.1%
                             BBB             11.5%
                              BB              2.4%
                               B              1.8%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                             Lipper Intermediate
                             Inst'l Class         Admin. Class        Lehman Brothers        Investment Grade
                             (Incep. 5/01/1991)   (Incep. 4/11/1997)  Aggregate Bond Index   Debt Fund Average
-------------------------------------------------------------------------------------------------------------------
1 Year                              0.33%                0.08%                1.87%                0.99%
3 Years*                            6.93%                  --                 6.70%                5.72%
5 Years*                            7.51%                  --                 7.14%                6.25%
Since Inception *                   8.39%                6.78%                  --                   --
* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                           Total Return           Lehman Brothers
                           Fund III               Aggregate Bond Index
      4/30/1991              5,000,000                  5,000,000
      5/31/1991              5,024,573                  5,029,239
      6/30/1991              5,011,360                  5,026,682
      7/31/1991              5,091,347                  5,096,389
      8/31/1991              5,231,902                  5,206,675
      9/30/1991              5,362,299                  5,312,180
      10/31/1991             5,419,024                  5,371,326
      11/30/1991             5,475,902                  5,420,576
      12/31/1991             5,687,512                  5,581,558
      1/31/1992              5,605,239                  5,505,625
      2/29/1992              5,649,578                  5,541,424
      3/31/1992              5,621,306                  5,510,184
      4/30/1992              5,643,874                  5,549,984
      5/31/1992              5,752,958                  5,654,712
      6/30/1992              5,844,833                  5,732,534
      7/31/1992              6,028,857                  5,849,491
      8/31/1992              6,069,916                  5,908,747
      9/30/1992              6,112,922                  5,978,788
      10/31/1992             6,061,053                  5,899,520
      11/30/1992             6,110,005                  5,900,854
      12/31/1992             6,200,947                  5,994,686
      1/31/1993              6,262,534                  6,109,641
      2/28/1993              6,404,215                  6,216,592
      3/31/1993              6,434,449                  6,242,496
      4/30/1993              6,497,518                  6,285,965
      5/31/1993              6,501,189                  6,293,970
      6/30/1993              6,644,496                  6,408,036
      7/31/1993              6,697,102                  6,444,279
      8/31/1993              6,880,114                  6,557,233
      9/30/1993              6,894,099                  6,575,243
      10/31/1993             6,957,037                  6,599,813
      11/30/1993             6,917,372                  6,543,670
      12/31/1993             6,984,685                  6,579,135
      1/31/1994              7,060,374                  6,667,964
      2/28/1994              6,937,795                  6,552,119
      3/31/1994              6,797,242                  6,390,581
      4/30/1994              6,731,751                  6,339,552
      5/31/1994              6,676,376                  6,338,662
      6/30/1994              6,681,328                  6,324,654
      7/31/1994              6,815,349                  6,450,282
      8/31/1994              6,830,651                  6,458,287
      9/30/1994              6,760,588                  6,363,232
      10/31/1994             6,777,181                  6,357,562
      11/30/1994             6,726,341                  6,343,443
      12/31/1994             6,745,188                  6,387,246
      1/31/1995              6,870,185                  6,513,652
      2/28/1995              7,076,265                  6,668,520
      3/31/1995              7,131,606                  6,709,432
      4/30/1995              7,251,354                  6,803,153
      5/31/1995              7,479,227                  7,066,416
      6/30/1995              7,468,982                  7,118,224
      7/31/1995              7,469,280                  7,102,326
      8/31/1995              7,577,254                  7,188,042
      9/30/1995              7,661,664                  7,257,971
      10/31/1995             7,778,032                  7,352,359
      11/30/1995             7,920,241                  7,462,534
      12/31/1995             8,042,735                  7,567,261
      1/31/1996              8,110,490                  7,617,512
      2/29/1996              7,917,045                  7,485,103
      3/31/1996              7,848,991                  7,433,072
      4/30/1996              7,813,232                  7,391,271
      5/31/1996              7,795,663                  7,376,262
      6/30/1996              7,938,312                  7,475,319
      7/31/1996              7,953,817                  7,495,775
      8/31/1996              7,937,131                  7,483,213
      9/30/1996              8,134,267                  7,613,621
      10/31/1996             8,353,533                  7,782,274
      11/30/1996             8,530,260                  7,915,573
      12/31/1996             8,415,107                  7,841,975
      1/31/1997              8,452,273                  7,865,989
      2/28/1997              8,465,767                  7,885,556
      3/31/1997              8,379,284                  7,798,172
      4/30/1997              8,523,528                  7,914,906
      5/31/1997              8,625,020                  7,989,727
      6/30/1997              8,714,471                  8,084,560
      7/31/1997              8,945,988                  8,302,575
      8/31/1997              8,888,809                  8,231,756
      9/30/1997              9,006,608                  8,353,160
      10/31/1997             9,140,798                  8,474,341
      11/30/1997             9,172,684                  8,513,363
      12/31/1997             9,274,215                  8,599,079
      1/31/1998              9,418,706                  8,709,477
      2/28/1998              9,404,616                  8,702,528
      3/31/1998              9,436,938                  8,732,823
      4/30/1998              9,472,905                  8,778,405
      5/31/1998              9,559,386                  8,861,676
      6/30/1998              9,655,888                  8,936,830
      7/31/1998              9,697,309                  8,955,841
      8/31/1998              9,843,713                  9,101,592
      9/30/1998             10,148,628                  9,314,715
      10/31/1998            10,097,948                  9,265,464
      11/30/1998            10,154,614                  9,318,050
      12/31/1998            10,237,306                  9,346,067
      1/31/1999             10,291,019                  9,412,772
      2/28/1999             10,083,482                  9,248,455
      3/31/1999             10,210,751                  9,299,706
      4/30/1999             10,264,484                  9,329,168
      5/31/1999             10,112,792                  9,247,454
      6/30/1999             10,098,298                  9,217,993
      7/31/1999             10,060,554                  9,178,748
      8/31/1999             10,064,068                  9,174,170
      9/30/1999             10,149,144                  9,280,584
      10/31/1999            10,190,083                  9,314,826
      11/30/1999            10,208,038                  9,314,159
      12/31/1999            10,139,938                  9,269,244
      1/31/2000              9,971,148                  9,238,894
      2/29/2000             10,081,292                  9,350,625
      3/31/2000             10,244,449                  9,473,807

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Brothers Aggregate Bond Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 4/11/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
Portfolio insights
--------------------------------------------------------------------------------

 .  The Total Return Fund III Institutional Class shares underperformed the
   Lehman Brothers Aggregate Bond Index for the one-year period ended March 31, 2000, returning 0.33% versus 1.87% for the Index.

 . The Fund's duration was held below that of the Index, which benefited returns as interest rates rose by as much as 1.62% amid concerns that the Federal Reserve would hike interest rates and signs of increased world wide economic stability. Also, a shift towards longer maturity Treasuries was positive as the yield curve inverted because of the Treasury Department's buyback program.

 . An overweight in mortgages was a slight negative as general price declines in this sector due to increased volatility were offset by increased holdings of "full faith and credit" GNMA's that benefited from the reduced supply of Treasuries.

 . An underweight in investment grade corporates was a significant positive as yield premiums widened due to concerns about increasing corporate debt levels, the possibility of a slower economy resulting from Fed tightening and historically high default rates.

 . Emerging market bonds were positive for returns as yield premiums declined amid global growth and stability. Our holdings of Mexican debt benefited from a credit upgrade to investment grade status.

 . International strategies had a significant negative impact on performance as positions designed to benefit from a stronger euro were hurt by capital outflows to the U.S.

                                                           2000 Annual Report  7

PIMCO Moderate Duration Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily short- and intermediate-term investment grade bonds.

Duration:
2.9 years

Total Net Assets:
$387.1 million

Sector Breakdown:*

                                    [GRAPH]

                    Mortgage-Backed Securities       33.9%
                    Corporate Bonds and Notes        32.9%
                    Short-Term Instruments            9.2%
                    Asset-Backed Securities           6.7%
                    U.S. Treasury Obligations         5.6%
                    Sovereign Issues                  5.1%
                    Other                             6.6%

Quality Breakdown:*

                                    [GRAPH]

                             AAA            53.6%
                              AA             9.3%
                               A            17.6%
                             BBB            15.3%
                              BB             4.2%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                  Lehman Brothers             Lipper Short Intermediate
                         Inst'l Class             Intermediate Government/    Investment Grade
                        (Incep. 12/31/1996)       Corporate Bond Index        Debt Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                       1.86%                      2.07%                         2.18%
3 Years                      6.07%                      6.05%                         5.18%
Since Inception*             5.52%                        --                            --

* Annualized

CUMULATIVE RETURNS THROUGH MARCH 31, 2000
$5,000,000 invested at inception

                                    [GRAPH]

                             Moderate             Lehman Brothers
                             Duration             Intermed. Gov't/
                             Fund                 Corporate Bond Index
      12/31/1996             5,000,000                  5,000,000
      1/31/1997              5,018,573                  5,019,499
      2/28/1997              5,025,671                  5,029,037
      3/31/1997              4,987,552                  4,994,337
      4/30/1997              5,045,822                  5,053,270
      5/31/1997              5,078,973                  5,095,212
      6/30/1997              5,141,280                  5,141,578
      7/31/1997              5,240,626                  5,245,952
      8/31/1997              5,220,094                  5,219,722
      9/30/1997              5,282,529                  5,280,271
      10/31/1997             5,331,654                  5,338,882
      11/30/1997             5,354,915                  5,350,628
      12/31/1997             5,398,734                  5,393,432
      1/31/1998              5,454,128                  5,464,087
      2/28/1998              5,448,868                  5,459,715
      3/31/1998              5,476,199                  5,477,186
      4/30/1998              5,507,779                  5,504,572
      5/31/1998              5,547,118                  5,544,756
      6/30/1998              5,574,030                  5,580,242
      7/31/1998              5,603,136                  5,599,773
      8/31/1998              5,657,953                  5,687,689
      9/30/1998              5,812,116                  5,830,450
      10/31/1998             5,807,792                  5,824,620
      11/30/1998             5,807,850                  5,824,037
      12/31/1998             5,837,909                  5,847,334
      1/31/1999              5,869,063                  5,879,494
      2/28/1999              5,778,416                  5,793,065
      3/31/1999              5,842,985                  5,836,513
      4/30/1999              5,861,195                  5,854,606
      5/31/1999              5,823,540                  5,809,526
      6/30/1999              5,805,584                  5,813,592
      7/31/1999              5,800,346                  5,808,361
      8/31/1999              5,804,694                  5,813,007
      9/30/1999              5,858,013                  5,867,068
      10/31/1999             5,893,763                  5,882,322
      11/30/1999             5,912,009                  5,889,381
      12/31/1999             5,890,158                  5,869,946
      1/31/2000              5,826,274                  5,848,228
      2/29/2000              5,873,746                  5,896,183
      3/31/2000              5,951,786                  5,957,503

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Lehman Brothers Intermediate Government/Corporate Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Moderate Duration Fund underperformed the Lehman Brothers Intermediate
   Government / Corporate Bond Index for the one-year period ended March 31, 2000, returning 1.86% versus 2.07% for the Index.


 . Average duration that was slightly above the benchmark was negative for performance as interest rates rose by as much as 1.62% amid concerns that the Federal Reserve would hike interest rates and indications of increased world wide economic stability.

 . An emphasis in mortgages was a slight negative as general price declines in this sector due to increased volatility were offset by increased holdings of "full faith and credit" GNMA's that benefited from the reduced supply of Treasuries.

 . An underweight in investment grade corporates was a positive as yield premiums widened due to concerns about increasing corporate debt levels, the possibility of a slower economy resulting from Fed tightening and historically high default rates.

 . Emerging market bonds were positive for returns as yield premiums declined amid global growth and stability. Our holdings of Mexican debt benefited from a credit upgrade to investment grade status.

 . International strategies had a significant negative impact on performance as positions designed to benefit from a stronger euro were hurt by capital outflows to the U.S.

8  PIMCO Funds

PIMCO Low Duration Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds.

Duration:
1.9 years

Total Net Assets:
$4.0 billion

Sector Breakdown:*

                                    [GRAPH]

                    Corporate Bonds and Note          50.3%
                    Mortgage-Backed Securities        25.4%
                    U.S. Treasury Obligations          9.4%
                    Other                             14.9%

Quality Breakdown:*

                                    [GRAPH]

                             AAA             40.7%
                              AA              9.4%
                               A             22.2%
                             BBB             21.2%
                              BB              5.9%
                               B              0.6%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
Performance
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                             Lipper Short
                            Inst'l Class         Admin. Class         Merrill Lynch 1-3      Investment Grade
                            (Incep. 5/11/1987)   (Incep. 12/31/1994)  Year Treasury Index    Debt Fund Average
----------------------------------------------------------------------------------------------------------------
1 Year                             3.56%                3.30%                3.73%                3.27%
3 Years*                           6.28%                6.02%                5.76%                5.17%
5 Years*                           6.98%                6.71%                6.07%                5.64%
10 Years*                          7.46%                  --                 6.63%                6.44%
Since Inception*                   7.78%                6.92%                  --                   --

* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                            Low Duration            Merrill Lynch
                            Fund                    1-3 Year Treasury
                                                    Index
      5/31/1987              5,000,000                  5,000,000
      6/30/1987              5,046,628                  5,054,486
      7/31/1987              5,065,090                  5,079,247
      8/31/1987              5,064,335                  5,083,277
      9/30/1987              5,052,060                  5,063,694
      10/31/1987             5,133,989                  5,175,497
      11/30/1987             5,191,951                  5,206,753
      12/31/1987             5,222,390                  5,239,924
      1/31/1988              5,308,798                  5,323,917
      2/29/1988              5,347,411                  5,367,579
      3/31/1988              5,380,986                  5,378,053
      4/30/1988              5,403,325                  5,385,796
      5/31/1988              5,415,511                  5,378,103
      6/30/1988              5,466,198                  5,433,788
      7/31/1988              5,495,264                  5,437,868
      8/31/1988              5,517,425                  5,449,457
      9/30/1988              5,568,286                  5,512,752
      10/31/1988             5,619,832                  5,567,754
      11/30/1988             5,626,975                  5,552,801
      12/31/1988             5,652,043                  5,565,872
      1/31/1989              5,699,277                  5,609,584
      2/28/1989              5,708,130                  5,609,468
      3/31/1989              5,730,286                  5,635,162
      4/30/1989              5,798,151                  5,721,387
      5/31/1989              5,917,401                  5,806,895
      6/30/1989              6,046,639                  5,915,301
      7/31/1989              6,135,363                  6,002,808
      8/31/1989              6,107,180                  5,965,890
      9/30/1989              6,137,963                  6,001,276
      10/31/1989             6,219,093                  6,091,880
      11/30/1989             6,275,483                  6,149,263
      12/31/1989             6,307,554                  6,173,858
      1/31/1990              6,303,536                  6,178,987
      2/28/1990              6,346,767                  6,207,779
      3/31/1990              6,381,164                  6,228,694
      4/30/1990              6,377,250                  6,240,900
      5/31/1990              6,484,898                  6,336,383
      6/30/1990              6,554,775                  6,403,041
      7/31/1990              6,626,735                  6,482,955
      8/31/1990              6,639,802                  6,502,338
      9/30/1990              6,676,368                  6,555,691
      10/31/1990             6,724,978                  6,627,712
      11/30/1990             6,805,177                  6,692,922
      12/31/1990             6,878,682                  6,774,101
      1/31/1991              6,942,193                  6,836,151
      2/28/1991              6,997,644                  6,876,758
      3/31/1991              7,057,271                  6,923,107
      4/30/1991              7,143,402                  6,988,670
      5/31/1991              7,199,368                  7,030,881
      6/30/1991              7,245,425                  7,059,426
      7/31/1991              7,325,646                  7,120,914
      8/31/1991              7,430,571                  7,218,612
      9/30/1991              7,527,775                  7,296,718
      10/31/1991             7,593,269                  7,375,086
      11/30/1991             7,675,305                  7,451,712
      12/31/1991             7,804,629                  7,565,276
      1/31/1992              7,811,724                  7,553,701
      2/29/1992              7,850,357                  7,579,762
      3/31/1992              7,854,905                  7,577,109
      4/30/1992              7,910,379                  7,646,439
      5/31/1992              7,990,995                  7,716,175
      6/30/1992              8,065,552                  7,794,942
      7/31/1992              8,172,756                  7,882,416
      8/31/1992              8,227,543                  7,951,624
      9/30/1992              8,309,644                  8,027,323
      10/31/1992             8,312,516                  7,979,320
      11/30/1992             8,317,418                  7,966,313
      12/31/1992             8,404,634                  8,041,993
      1/31/1993              8,484,134                  8,125,469
      2/28/1993              8,584,735                  8,194,941
      3/31/1993              8,633,491                  8,219,527
      4/30/1993              8,674,838                  8,270,487
      5/31/1993              8,685,036                  8,247,329
      6/30/1993              8,771,815                  8,308,113
      7/31/1993              8,802,074                  8,327,387
      8/31/1993              8,888,391                  8,400,002
      9/30/1993              8,922,962                  8,427,302
      10/31/1993             8,984,843                  8,443,819
      11/30/1993             8,993,553                  8,445,931
      12/31/1993             9,056,846                  8,477,097
      1/31/1994              9,106,228                  8,531,519
      2/28/1994              9,066,980                  8,477,003
      3/31/1994              9,027,600                  8,434,789
      4/30/1994              8,998,069                  8,404,930
      5/31/1994              8,988,338                  8,416,864
      6/30/1994              9,007,246                  8,441,778
      7/31/1994              9,091,298                  8,514,377
      8/31/1994              9,129,999                  8,544,348
      9/30/1994              9,116,482                  8,524,952
      10/31/1994             9,115,926                  8,544,133
      11/30/1994             9,118,176                  8,506,026
      12/31/1994             9,113,801                  8,525,250
      1/31/1995              9,198,589                  8,643,921
      2/28/1995              9,314,539                  8,762,689
      3/31/1995              9,352,866                  8,811,585
      4/30/1995              9,470,326                  8,890,096
      5/31/1995              9,642,739                  9,045,405
      6/30/1995              9,692,391                  9,094,070
      7/31/1995              9,696,402                  9,131,718
      8/31/1995              9,802,372                  9,186,053
      9/30/1995              9,890,345                  9,230,697
      10/31/1995             9,964,908                  9,308,604
      11/30/1995            10,081,178                  9,390,892
      12/31/1995            10,201,089                  9,463,014
      1/31/1996             10,276,453                  9,543,450
      2/29/1996             10,210,333                  9,503,081
      3/31/1996             10,206,317                  9,494,623
      4/30/1996             10,210,668                  9,502,599
      5/31/1996             10,220,903                  9,522,079
      6/30/1996             10,324,796                  9,590,448
      7/31/1996             10,360,157                  9,628,235
      8/31/1996             10,411,622                  9,661,259
      9/30/1996             10,559,003                  9,748,888
      10/31/1996            10,711,509                  9,858,660
      11/30/1996            10,856,335                  9,934,177
      12/31/1996            10,827,172                  9,934,177
      1/31/1997             10,917,928                  9,980,768
      2/28/1997             10,962,362                 10,003,723
      3/31/1997             10,918,161                  9,999,822
      4/30/1997             11,051,403                 10,081,520
      5/31/1997             11,144,606                 10,150,277
      6/30/1997             11,232,679                 10,220,213
      7/31/1997             11,414,133                 10,332,533
      8/31/1997             11,408,378                 10,342,038
      9/30/1997             11,508,994                 10,420,534
      10/31/1997            11,594,791                 10,497,958
      11/30/1997            11,628,837                 10,523,470
      12/31/1997            11,718,950                 10,595,345
      1/31/1998             11,808,398                 10,698,225
      2/28/1998             11,849,111                 10,707,426
      3/31/1998             11,900,389                 10,751,006
      4/30/1998             11,965,788                 10,801,320
      5/31/1998             12,042,787                 10,858,892
      6/30/1998             12,072,222                 10,915,357
      7/31/1998             12,130,281                 10,966,441
      8/31/1998             12,177,935                 11,104,289
      9/30/1998             12,426,371                 11,251,422
      10/31/1998            12,407,993                 11,306,666
      11/30/1998            12,480,576                 11,296,829
      12/31/1998            12,558,314                 11,336,708
      1/31/1999             12,614,507                 11,381,600
      2/28/1999             12,548,547                 11,326,059
      3/31/1999             12,656,332                 11,404,775
      4/30/1999             12,723,248                 11,441,498
      5/31/1999             12,683,445                 11,434,174
      6/30/1999             12,690,305                 11,469,850
      7/31/1999             12,692,072                 11,506,210
      8/31/1999             12,701,307                 11,539,462
      9/30/1999             12,796,976                 11,614,468
      10/31/1999            12,850,766                 11,645,363
      11/30/1999            12,906,395                 11,667,372
      12/31/1999            12,931,228                 11,684,058
      1/31/2000             12,915,977                 11,679,735
      2/29/2000             13,009,930                 11,757,522
      3/31/2000             13,106,258                 11,830,418

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1987, the first full month following the Fund's Institutional Class inception on 5/11/1987, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 12/31/1994. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Low Duration Fund Institutional Class shares returned 3.56% for the annual period ended March 31, 2000, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.73%.

 . The Fund maintained an above-Index duration throughout the period, which hurt returns as interest rates increased approximately 1.5% on short- to intermediate-maturity instruments.

 . An allocation to mortgage-backed securities was neutral for performance as higher yields offset widening yield premiums.

 . The Fund's investment-grade corporate holdings enhanced performance amid strong growth and reduced issuance.

 . Below-investment-grade holdings were negative due to cash outflows from the sector amid concerns about credit quality.

 . Limited holdings of U.S. dollar-denominated emerging markets bonds were positive as fundamentals in a broad set of countries continued to improve.

                                                           2000 Annual Report  9

PIMCO Low Duration Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with quality and foreign issuer restrictions.

Duration:
1.9 years

Total Net Assets:
$468.1 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  43.1%
                       Corporate Bonds and Notes   39.3%
                       Asset-Backed Securities      8.0%
                       Other                        9.6%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA  59.8%
                                   AA   9.7%
                                    A  30.4%
                                  BBB   0.1%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                       Lipper Short
                      Inst'l Class          Admin. Class         Merrill Lynch 1-3     Investment Grade
                      (Incep. 11/01/1991)   (Incep. 2/02/1998)   Year Treasury Index   Debt Fund Average
-----------------------------------------------------------------------------------------------------------
1 Year                       3.28%                 3.01%                3.73%               3.27%
3 Years*                     5.80%                   --                 5.76%               5.17%
5 Years*                     6.21%                   --                 6.07%               5.64%
Since Inception*             6.08%                 4.28%                  --                  --
* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                           Low               Merrill Lynch
                           Duration          1-3 Year Treasury
                           Fund II           Index
      10/31/1991           5,000,000             5,000,000
      11/30/1991           5,070,496             5,051,950
      12/31/1991           5,150,788             5,128,941
      1/31/1992            5,126,506             5,121,094
      2/29/1992            5,159,358             5,138,762
      3/31/1992            5,157,326             5,136,964
      4/30/1992            5,197,109             5,183,966
      5/31/1992            5,240,589             5,231,244
      6/30/1992            5,302,476             5,284,645
      7/31/1992            5,355,736             5,343,949
      8/31/1992            5,377,728             5,390,869
      9/30/1992            5,426,036             5,442,189
      10/31/1992           5,423,401             5,409,645
      11/30/1992           5,417,545             5,400,827
      12/31/1992           5,471,783             5,452,135
      1/31/1993            5,544,427             5,508,728
      2/28/1993            5,600,313             5,555,828
      3/31/1993            5,619,040             5,572,496
      4/30/1993            5,660,962             5,607,045
      5/31/1993            5,649,149             5,591,344
      6/30/1993            5,710,514             5,632,553
      7/31/1993            5,724,808             5,645,621
      8/31/1993            5,775,444             5,694,851
      9/30/1993            5,794,689             5,713,359
      10/31/1993           5,802,333             5,724,557
      11/30/1993           5,799,743             5,725,988
      12/31/1993           5,831,720             5,747,117
      1/31/1994            5,872,093             5,784,014
      2/28/1994            5,850,184             5,747,054
      3/31/1994            5,796,320             5,718,434
      4/30/1994            5,779,212             5,698,191
      5/31/1994            5,767,710             5,706,282
      6/30/1994            5,772,326             5,723,172
      7/31/1994            5,831,607             5,772,392
      8/31/1994            5,826,033             5,792,711
      9/30/1994            5,810,813             5,779,561
      10/31/1994           5,821,529             5,792,565
      11/30/1994           5,828,521             5,766,731
      12/31/1994           5,850,354             5,779,763
      1/31/1995            5,935,515             5,860,217
      2/28/1995            6,029,620             5,940,737
      3/31/1995            6,074,370             5,973,886
      4/30/1995            6,107,608             6,027,114
      5/31/1995            6,211,631             6,132,407
      6/30/1995            6,235,805             6,165,399
      7/31/1995            6,243,368             6,190,923
      8/31/1995            6,297,641             6,227,760
      9/30/1995            6,346,020             6,258,027
      10/31/1995           6,405,255             6,310,844
      11/30/1995           6,478,110             6,366,632
      12/31/1995           6,539,804             6,415,528
      1/31/1996            6,580,351             6,470,061
      2/29/1996            6,535,860             6,442,692
      3/31/1996            6,518,000             6,436,958
      4/30/1996            6,505,764             6,442,365
      5/31/1996            6,502,485             6,455,572
      6/30/1996            6,575,782             6,501,923
      7/31/1996            6,606,321             6,527,541
      8/31/1996            6,630,457             6,549,930
      9/30/1996            6,719,145             6,609,338
      10/31/1996           6,816,464             6,683,760
      11/30/1996           6,887,004             6,734,957
      12/31/1996           6,881,011             6,734,957
      1/31/1997            6,918,655             6,766,544
      2/28/1997            6,946,342             6,782,107
      3/31/1997            6,930,530             6,779,461
      4/30/1997            6,993,758             6,834,850
      5/31/1997            7,044,400             6,881,464
      6/30/1997            7,099,424             6,928,877
      7/31/1997            7,200,340             7,005,026
      8/31/1997            7,201,737             7,011,470
      9/30/1997            7,257,640             7,064,687
      10/31/1997           7,324,878             7,117,177
      11/30/1997           7,343,098             7,134,473
      12/31/1997           7,405,208             7,183,201
      1/31/1998            7,464,768             7,252,950
      2/28/1998            7,477,590             7,259,187
      3/31/1998            7,505,393             7,288,733
      4/30/1998            7,541,498             7,322,844
      5/31/1998            7,593,666             7,361,875
      6/30/1998            7,623,903             7,400,156
      7/31/1998            7,657,543             7,434,789
      8/31/1998            7,746,767             7,528,244
      9/30/1998            7,854,078             7,627,994
      10/31/1998           7,838,078             7,665,447
      11/30/1998           7,857,712             7,658,778
      12/31/1998           7,893,710             7,685,814
      1/31/1999            7,943,452             7,716,249
      2/28/1999            7,885,625             7,678,594
      3/31/1999            7,947,390             7,731,961
      4/30/1999            7,979,520             7,756,857
      5/31/1999            7,950,895             7,751,892
      6/30/1999            7,933,181             7,776,079
      7/31/1999            7,948,712             7,800,729
      8/31/1999            7,953,224             7,823,273
      9/30/1999            8,024,423             7,874,124
      10/31/1999           8,063,922             7,895,070
      11/30/1999           8,094,148             7,909,991
      12/31/1999           8,095,132             7,921,303
      1/31/2000            8,091,435             7,918,372
      2/29/2000            8,147,721             7,971,109
      3/31/2000            8,208,297             8,020,529

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1991, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 2/02/1998.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Low Duration Fund II Institutional Class shares returned 3.28% for the annual period ended March 31, 2000, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.73%.

 . The Fund maintained an above-Index duration throughout the period, which hurt returns as interest rates increased approximately 1.5% on short- to intermediate-maturity instruments.

 . Concentrating on a broader-than-Index maturity mix was positive for performance as long rates rose less than short rates.

 . An allocation to mortgage-backed securities was neutral for performance as higher yields offset widening yield premiums.

 . The Fund's investment-grade corporate holdings were slightly positive amid strong growth and reduced issuance.


10  PIMCO Funds

PIMCO Low Duration Fund III


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily shorter-term investment grade bonds with prohibitions on firms engaged in socially sensitive practices.

Duration:
1.9 years

Total Net Assets:
$32.3 million


Sector Breakdown:*

                                    [GRAPH]

                       Corporate Bonds and Notes   65.3%
                       Mortgage-Backed Securities  22.4%
                       Other                       12.3%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA  37.2%
                                   AA   6.2%
                                    A  18.6%
                                  BBB  28.8%
                                   BB   9.2%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                        Lipper Short
                       Inst'l Class          Admin. Class         Merrill Lynch 1-3     Investment Grade
                       (Incep. 12/31/1996)   (Incep. 3/19/1999)   Year Treasury Index   Debt Fund Average
------------------------------------------------------------------------------------------------------------
1 Year                        2.98%                 2.71%                 3.73%                3.27%
3 Years                       5.65%                   --                  5.76%                5.17%
Since Inception*              5.41%                 2.78%                   --                   --
* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                           Low               Merrill Lynch
                           Duration          1-3 Year Treasury
                           Fund III          Index
      12/31/1996           5,000,000             5,000,000
      1/31/1997            5,019,544             5,023,450
      2/28/1997            5,044,724             5,035,003
      3/31/1997            5,028,885             5,033,040
      4/30/1997            5,074,774             5,074,160
      5/31/1997            5,116,879             5,108,766
      6/30/1997            5,156,800             5,143,965
      7/31/1997            5,193,007             5,200,497
      8/31/1997            5,219,920             5,205,281
      9/30/1997            5,260,771             5,244,790
      10/31/1997           5,310,323             5,283,758
      11/30/1997           5,313,692             5,296,598
      12/31/1997           5,355,776             5,332,774
      1/31/1998            5,393,985             5,384,555
      2/28/1998            5,402,862             5,389,186
      3/31/1998            5,427,616             5,411,120
      4/30/1998            5,458,772             5,436,444
      5/31/1998            5,490,624             5,465,421
      6/30/1998            5,503,181             5,493,840
      7/31/1998            5,527,294             5,519,552
      8/31/1998            5,543,567             5,588,932
      9/30/1998            5,649,590             5,662,986
      10/31/1998           5,656,322             5,690,791
      11/30/1998           5,694,733             5,685,840
      12/31/1998           5,712,097             5,705,912
      1/31/1999            5,732,230             5,728,507
      2/28/1999            5,719,966             5,700,552
      3/31/1999            5,758,729             5,740,171
      4/30/1999            5,794,632             5,758,654
      5/31/1999            5,786,934             5,754,968
      6/30/1999            5,775,306             5,772,924
      7/31/1999            5,775,192             5,791,224
      8/31/1999            5,779,894             5,807,961
      9/30/1999            5,833,335             5,845,712
      10/31/1999           5,851,977             5,861,262
      11/30/1999           5,870,819             5,872,339
      12/31/1999           5,868,064             5,880,737
      1/31/2000            5,860,600             5,878,562
      2/29/2000            5,890,024             5,917,713
      3/31/2000            5,930,458             5,954,402

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1996, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 3/19/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Low Duration Fund III Institutional Class shares returned 2.98% for the annual period ended March 31, 2000, underperforming the benchmark Merrill Lynch 1-3 Year Treasury Index return of 3.73%.

 . The Fund maintained an above-Index duration throughout the period, which hurt returns as interest rates increased approximately 1.5% on short- to intermediate-maturity instruments.

 . An allocation to mortgage-backed securities was negative for performance due to a continued widening of yield premiums versus Treasuries.

 . The Fund's investment-grade corporate holdings enhanced performance amid strong growth and reduced issuance.

 . Below-investment-grade holdings were negative due to cash outflows from the sector amid concerns about credit quality.

 . Limited holdings of U.S. dollar-denominated emerging markets bonds were positive as fundamentals in a broad set of countries continued to improve.

                                                          2000 Annual Report  11

PIMCO Short-Term Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity.

Portfolio:
Primarily short-term investment grade bonds.

Duration:
0.5 years

Total Net Assets:
$709.0 million

Sector Breakdown:*

                                    [GRAPH]

                      Short-Term Instruments        33.2%
                      Corporate Bonds and Notes     24.5%
                      Mortgage-Backed Securities    20.2%
                      Asset-Backed Securities       10.8%
                      U.S. Government Agencies       6.9%
                      Other                          4.4%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  41.6%
                                   AA  14.1%
                                    A  16.8%
                                  BBB  26.0%
                                   BB   1.5%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Total Return Investment Performance  For the Period Ended March 31, 2000

                                                                Salomon                           Lipper Ultra Short
                     Inst'l Class          Admin. Class         3-Month Treasury   Lipper Money   Obligation
                     (Incep. 10/07/1987)   (Incep. 2/01/1996)   Bill Index         Market Index   Fund Average
-----------------------------------------------------------------------------------------------------------------------
1 Year                      5.19%                 4.92%              4.99%             4.89%            4.69%
3 Years*                    5.96%                 5.70%              5.04%             5.00%            5.29%
5 Years*                    6.69%                   --               5.19%             5.08%            5.52%
10 Years*                   5.95%                   --               4.99%             4.84%            5.56%
Since Inception*            6.43%                 5.86%                --                --               --
* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                                               Salomon 3-Month    Lipper
                            Short-Term         Treasury Bill      Money Market
                            Fund               Index              Index
      10/31/1987             5,000,000            5,000,000         5,000,000
      11/30/1987             5,029,461            5,025,505         5,028,003
      12/31/1987             5,060,119            5,049,416         5,057,166
      1/31/1988              5,094,787            5,074,145         5,085,483
      2/29/1988              5,116,116            5,096,972         5,111,420
      3/31/1988              5,144,560            5,121,946         5,138,509
      4/30/1988              5,173,186            5,147,043         5,163,690
      5/31/1988              5,202,593            5,173,283         5,191,059
      6/30/1988              5,232,291            5,200,710         5,219,609
      7/31/1988              5,259,411            5,229,832         5,249,882
      8/31/1988              5,293,423            5,260,160         5,282,958
      9/30/1988              5,328,409            5,291,715         5,316,238
      10/31/1988             5,375,276            5,323,984         5,350,261
      11/30/1988             5,411,635            5,357,521         5,383,970
      12/31/1988             5,443,779            5,392,345         5,421,120
      1/31/1989              5,483,420            5,429,009         5,460,149
      2/28/1989              5,522,499            5,467,021         5,496,732
      3/31/1989              5,571,029            5,506,382         5,539,060
      4/30/1989              5,613,569            5,547,685         5,580,602
      5/31/1989              5,665,094            5,589,294         5,625,247
      6/30/1989              5,708,266            5,628,410         5,667,437
      7/31/1989              5,756,794            5,667,812         5,709,374
      8/31/1989              5,788,039            5,706,356         5,749,912
      9/30/1989              5,828,328            5,743,449         5,789,009
      10/31/1989             5,883,335            5,782,504         5,829,532
      11/30/1989             5,922,983            5,820,087         5,868,010
      12/31/1989             5,957,698            5,858,508         5,907,325
      1/31/1990              5,987,232            5,897,174         5,947,492
      2/28/1990              6,024,238            5,932,550         5,983,180
      3/31/1990              6,064,842            5,972,300         6,022,072
      4/30/1990              6,090,417            6,011,109         6,061,216
      5/31/1990              6,148,665            6,051,983         6,101,825
      6/30/1990              6,189,318            6,091,324         6,140,264
      7/31/1990              6,232,885            6,131,523         6,180,788
      8/31/1990              6,267,095            6,171,375         6,220,965
      9/30/1990              6,309,632            6,209,019         6,258,290
      10/31/1990             6,358,334            6,247,522         6,298,971
      11/30/1990             6,409,912            6,284,390         6,338,025
      12/31/1990             6,462,141            6,325,239         6,377,954
      1/31/1991              6,509,418            6,361,294         6,416,859
      2/28/1991              6,545,494            6,392,464         6,449,583
      3/31/1991              6,576,473            6,425,704         6,483,125
      4/30/1991              6,618,103            6,456,547         6,515,539
      5/31/1991              6,656,338            6,487,540         6,547,464
      6/30/1991              6,682,104            6,517,381         6,576,275
      7/31/1991              6,722,727            6,548,666         6,607,838
      8/31/1991              6,766,617            6,579,444         6,638,234
      9/30/1991              6,804,471            6,608,395         6,666,779
      10/31/1991             6,844,965            6,637,470         6,696,114
      11/30/1991             6,862,973            6,664,021         6,722,899
      12/31/1991             6,892,228            6,688,678         6,750,464
      1/31/1992              6,919,339            6,712,089         6,775,439
      2/29/1992              6,934,403            6,732,895         6,796,441
      3/31/1992              6,948,634            6,755,787         6,818,190
      4/30/1992              6,979,006            6,777,407         6,839,326
      5/31/1992              7,001,946            6,799,771         6,859,847
      6/30/1992              7,031,099            6,820,171         6,879,740
      7/31/1992              7,061,296            6,840,632         6,899,690
      8/31/1992              7,080,606            6,859,785         6,917,632
      9/30/1992              7,100,505            6,876,934         6,934,232
      10/31/1992             7,109,622            6,894,125         6,950,875
      11/30/1992             7,119,728            6,911,360         6,966,860
      12/31/1992             7,142,089            6,930,020         6,984,279
      1/31/1993              7,167,580            6,948,732         7,001,040
      2/28/1993              7,187,715            6,964,714         7,015,741
      3/31/1993              7,222,352            6,982,126         7,031,879
      4/30/1993              7,248,666            6,998,882         7,047,351
      5/31/1993              7,279,042            7,016,380         7,062,147
      6/30/1993              7,309,491            7,033,921         7,077,686
      7/31/1993              7,337,521            7,052,210         7,093,258
      8/31/1993              7,358,333            7,070,546         7,109,572
      9/30/1993              7,378,551            7,088,221         7,125,210
      10/31/1993             7,406,168            7,106,651         7,140,887
      11/30/1993             7,435,531            7,124,417         7,156,597
      12/31/1993             7,472,268            7,142,941         7,173,058
      1/31/1994              7,487,037            7,161,512         7,189,554
      2/28/1994              7,497,133            7,178,699         7,204,654
      3/31/1994              7,486,772            7,198,799         7,221,944
      4/30/1994              7,500,714            7,220,394         7,240,000
      5/31/1994              7,507,684            7,244,222         7,260,269
      6/30/1994              7,544,131            7,268,852         7,281,328
      7/31/1994              7,581,551            7,295,019         7,303,901
      8/31/1994              7,613,244            7,322,010         7,328,734
      9/30/1994              7,623,522            7,349,101         7,353,648
      10/31/1994             7,645,459            7,379,233         7,380,856
      11/30/1994             7,653,660            7,410,225         7,408,906
      12/31/1994             7,688,576            7,444,312         7,440,763
      1/31/1995              7,728,764            7,478,556         7,474,248
      2/28/1995              7,801,580            7,511,461         7,505,640
      3/31/1995              7,820,739            7,548,268         7,540,914
      4/30/1995              7,906,502            7,584,500         7,574,851
      5/31/1995              7,988,187            7,621,664         7,611,211
      6/30/1995              8,016,388            7,657,486         7,646,219
      7/31/1995              8,066,833            7,694,241         7,681,394
      8/31/1995              8,106,191            7,730,404         7,715,959
      9/30/1995              8,183,875            7,765,192         7,749,906
      10/31/1995             8,244,808            7,800,911         7,784,781
      11/30/1995             8,323,417            7,835,235         7,818,256
      12/31/1995             8,396,279            7,871,277         7,852,655
      1/31/1996              8,438,474            7,906,698         7,887,206
      2/29/1996              8,455,531            7,939,115         7,917,969
      3/31/1996              8,484,975            7,972,459         7,949,641
      4/30/1996              8,526,887            8,005,146         7,981,437
      5/31/1996              8,573,734            8,039,568         8,014,160
      6/30/1996              8,622,971            8,073,335         8,045,418
      7/31/1996              8,649,616            8,108,049         8,079,208
      8/31/1996              8,706,604            8,143,726         8,113,140
      9/30/1996              8,792,582            8,178,744         8,144,784
      10/31/1996             8,865,196            8,214,729         8,178,174
      11/30/1996             8,947,374            8,249,233         8,210,888
      12/31/1996             8,984,288            8,284,703         8,245,372
      1/31/1997              9,039,631            8,320,328         8,280,004
      2/28/1997              9,081,953            8,352,778         8,310,639
      3/31/1997              9,089,081            8,389,529         8,344,714
      4/30/1997              9,142,882            8,425,604         8,378,927
      5/31/1997              9,211,364            8,462,676         8,414,958
      6/30/1997              9,273,987            8,498,220         8,450,300
      7/31/1997              9,348,891            8,534,763         8,486,635
      8/31/1997              9,379,554            8,571,461         8,523,128
      9/30/1997              9,444,784            8,607,463         8,558,926
      10/31/1997             9,469,319            8,645,334         8,595,729
      11/30/1997             9,513,992            8,681,646         8,631,831
      12/31/1997             9,569,434            8,718,978         8,669,809
      1/31/1998              9,628,194            8,757,342         8,707,958
      2/28/1998              9,663,998            8,792,371         8,741,919
      3/31/1998              9,730,989            8,831,057         8,779,511
      4/30/1998              9,777,926            8,868,142         8,815,504
      5/31/1998              9,824,621            8,906,281         8,853,411
      6/30/1998              9,860,451            8,942,797         8,889,709
      7/31/1998              9,921,920            8,980,356         8,927,934
      8/31/1998              9,927,830            9,018,971         8,966,325
      9/30/1998              9,996,273            9,055,950         9,003,090
      10/31/1998            10,036,673            9,092,174         9,039,102
      11/30/1998            10,073,050            9,125,815         9,074,353
      12/31/1998            10,118,477            9,159,581         9,109,741
      1/31/1999             10,160,402            9,193,471         9,145,273
      2/28/1999             10,203,832            9,224,729         9,176,364
      3/31/1999             10,278,911            9,259,782         9,211,234
      4/30/1999             10,329,119            9,294,044         9,244,396
      5/31/1999             10,333,674            9,329,361         9,278,599
      6/30/1999             10,372,627            9,363,879         9,312,004
      7/31/1999             10,411,216            9,400,399         9,339,007
      8/31/1999             10,447,798            9,438,001         9,376,361
      9/30/1999             10,497,169            9,474,808         9,412,930
      10/31/1999            10,550,411            9,513,656         9,451,527
      11/30/1999            10,602,935            9,551,709         9,491,222
      12/31/1999            10,648,527            9,592,783         9,532,984
      1/31/2000             10,677,925            9,634,991         9,575,882
      2/29/2000             10,740,147            9,676,420         9,617,058
      3/31/2000             10,812,389            9,721,898         9,661,296

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 11/01/1987, the first full month following the Fund's Institutional Class inception on 10/07/1987, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index and the Lipper Money Market Index, an index consisting of the 30 largest equally weighted Money Market Funds. Whereas money market funds attempt to maintain a stable share price, the Short-Term Fund's share price will fluctuate in response to market conditions. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 2/01/1996. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. We will no longer compare the Fund to the Lipper Money Market Index since the Lipper Money Market Index is not a comparable short-term index.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Short-Term Fund Institutional Class shares returned 5.19% for the annual period ended March 31, 2000, outperforming the Salomon 3-Month Treasury Bill Index return of 4.99%.

 . While an above-Index duration benefited the Fund given the higher yields offered in a positively sloped yield curve, the price depreciation resulting from the 1.4% rise in three-month interest rates detracted from returns.

 . An allocation to mortgage-backed securities was neutral for performance as higher yields offset widening yield premiums.

 . The Fund's investment-grade corporate holdings enhanced performance amid strong growth and reduced issuance.

 . Below-investment-grade holdings were negative due to cash outflows from the sector amid concerns about credit quality.

 . Limited holdings of U.S. dollar-denominated emerging markets bonds were positive as fundamentals in a broad set of countries continued to improve.

12  PIMCO Funds

PIMCO Money Market Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum current income, consistent with preservation of capital and daily liquidity.

Portfolio:
Primarily money market instruments.

Duration:
44.0 days

Total Net Assets:
$541.5 million

Quality Breakdown:*

                                    [GRAPH]

                                  AAA   60.0%
                                   AA   38.7%
                                    A    1.3%


*% of Total Investments as of March 31,2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                                                     Lipper Inst'l
                      Inst'l Class         Admin. Class         Salomon 3-Month       Lipper Money   Money Market
                      (Incep. 3/01/1991)   (Incep. 1/24/1995)   Treasury Bill Index   Market Index   Fund Average
---------------------------------------------------------------------------------------------------------------------
7 Day Yield*                 5.85%                5.59%                   --                --             --
1 Year                       5.21%                4.96%                 4.99%             4.89%          4.94%
3 Years*                     5.25%                5.01%                 5.04%             5.00%          5.00%
5 Years*                     5.38%                5.13%                 5.19%             5.08%          5.13%
Since Inception*             4.76%                5.17%                  --                 --            --

* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                                               Salomon 3-Month     Lipper
                          Money Market         Treasury Bill       Money Market
                          Fund                 Index               Index
      2/28/1991             5,000,000             5,000,000         5,000,000
      3/31/1991             5,025,170             5,026,000         5,026,003
      4/30/1991             5,050,085             5,050,124         5,051,132
      5/31/1991             5,075,810             5,074,366         5,075,881
      6/30/1991             5,098,544             5,097,707         5,098,217
      7/31/1991             5,122,151             5,122,177         5,122,686
      8/31/1991             5,146,158             5,146,250         5,146,251
      9/30/1991             5,168,071             5,168,895         5,168,380
      10/31/1991            5,189,068             5,191,637         5,191,122
      11/30/1991            5,209,752             5,212,405         5,211,886
      12/31/1991            5,235,296             5,231,691         5,233,256
      1/31/1992             5,253,666             5,250,001         5,252,618
      2/29/1992             5,269,348             5,266,276         5,268,900
      3/31/1992             5,286,316             5,284,181         5,285,761
      4/30/1992             5,302,529             5,301,091         5,302,146
      5/31/1992             5,318,495             5,318,584         5,318,055
      6/30/1992             5,333,833             5,334,540         5,333,477
      7/31/1992             5,349,339             5,350,544         5,348,943
      8/31/1992             5,362,691             5,365,525         5,362,852
      9/30/1992             5,375,416             5,378,938         5,375,721
      10/31/1992            5,388,548             5,392,385         5,388,623
      11/30/1992            5,400,824             5,405,865         5,401,016
      12/31/1992            5,415,417             5,420,461         5,414,520
      1/31/1993             5,427,493             5,435,097         5,427,514
      2/28/1993             5,439,092             5,447,597         5,438,911
      3/31/1993             5,452,504             5,461,217         5,451,422
      4/30/1993             5,464,658             5,474,323         5,463,416
      5/31/1993             5,475,877             5,488,009         5,474,887
      6/30/1993             5,489,090             5,501,729         5,486,933
      7/31/1993             5,501,737             5,516,034         5,499,005
      8/31/1993             5,515,161             5,530,376         5,511,652
      9/30/1993             5,527,714             5,544,202         5,523,776
      10/31/1993            5,541,036             5,558,617         5,535,929
      11/30/1993            5,554,511             5,572,513         5,548,108
      12/31/1993            5,567,081             5,587,002         5,560,870
      1/31/1994             5,580,537             5,601,527         5,573,658
      2/28/1994             5,592,446             5,614,971         5,585,364
      3/31/1994             5,606,276             5,630,692         5,598,768
      4/30/1994             5,620,505             5,647,583         5,612,766
      5/31/1994             5,637,321             5,666,220         5,628,480
      6/30/1994             5,654,814             5,685,485         5,644,806
      7/31/1994             5,672,813             5,705,953         5,662,305
      8/31/1994             5,694,234             5,727,064         5,681,556
      9/30/1994             5,714,049             5,748,254         5,700,871
      10/31/1994            5,736,363             5,771,822         5,721,964
      11/30/1994            5,759,664             5,796,064         5,743,709
      12/31/1994            5,785,415             5,822,725         5,768,407
      1/31/1995             5,813,735             5,849,510         5,794,366
      2/28/1995             5,839,234             5,875,247         5,818,701
      3/31/1995             5,867,023             5,904,036         5,846,048
      4/30/1995             5,892,850             5,932,376         5,872,358
      5/31/1995             5,923,104             5,961,445         5,900,545
      6/30/1995             5,950,960             5,989,464         5,927,685
      7/31/1995             5,979,025             6,018,213         5,954,954
      8/31/1995             6,006,869             6,046,498         5,981,750
      9/30/1995             6,032,542             6,073,708         6,008,067
      10/31/1995            6,061,076             6,101,647         6,035,104
      11/30/1995            6,105,719             6,128,494         6,061,056
      12/31/1995            6,136,175             6,156,685         6,087,723
      1/31/1996             6,164,350             6,184,390         6,114,509
      2/29/1996             6,191,072             6,209,746         6,138,357
      3/31/1996             6,217,237             6,235,827         6,162,911
      4/30/1996             6,244,019             6,261,393         6,187,560
      5/31/1996             6,273,132             6,288,317         6,212,929
      6/30/1996             6,297,220             6,314,729         6,237,162
      7/31/1996             6,324,461             6,341,881         6,263,357
      8/31/1996             6,354,570             6,369,786         6,289,663
      9/30/1996             6,379,780             6,397,177         6,314,194
      10/31/1996            6,406,912             6,425,323         6,340,079
      11/30/1996            6,433,601             6,452,311         6,365,441
      12/31/1996            6,460,353             6,480,054         6,392,175
      1/31/1997             6,488,472             6,507,920         6,419,023
      2/28/1997             6,513,657             6,533,301         6,442,772
      3/31/1997             6,539,911             6,562,047         6,469,189
      4/30/1997             6,567,988             6,590,263         6,495,712
      5/31/1997             6,598,555             6,619,260         6,523,645
      6/30/1997             6,626,256             6,647,062         6,551,043
      7/31/1997             6,655,217             6,675,644         6,579,213
      8/31/1997             6,686,098             6,704,349         6,607,504
      9/30/1997             6,714,110             6,732,508         6,635,256
      10/31/1997            6,746,003             6,762,130         6,663,786
      11/30/1997            6,773,457             6,790,532         6,691,775
      12/31/1997            6,805,247             6,819,732         6,721,217
      1/31/1998             6,836,094             6,849,739         6,750,792
      2/28/1998             6,863,584             6,877,138         6,777,120
      3/31/1998             6,893,016             6,907,397         6,806,263
      4/30/1998             6,922,674             6,936,404         6,834,166
      5/31/1998             6,953,532             6,966,235         6,863,553
      6/30/1998             6,983,538             6,994,797         6,891,693
      7/31/1998             7,016,569             7,024,175         6,921,326
      8/31/1998             7,045,979             7,054,378         6,951,089
      9/30/1998             7,076,192             7,083,302         6,979,591
      10/31/1998            7,107,700             7,111,635         7,007,509
      11/30/1998            7,136,327             7,137,948         7,034,837
      12/31/1998            7,168,594             7,164,359         7,062,272
      1/31/1999             7,194,413             7,190,867         7,089,817
      2/28/1999             7,219,300             7,215,316         7,113,921
      3/31/1999             7,247,024             7,242,733         7,140,953
      4/30/1999             7,276,038             7,269,532         7,166,662
      5/31/1999             7,301,880             7,297,156         7,193,178
      6/30/1999             7,329,104             7,324,155         7,219,074
      7/31/1999             7,359,334             7,352,720         7,240,008
      8/31/1999             7,388,408             7,382,131         7,268,967
      9/30/1999             7,418,652             7,410,920         7,297,317
      10/31/1999            7,450,747             7,441,306         7,327,239
      11/30/1999            7,482,278             7,471,070         7,358,012
      12/31/1999            7,519,731             7,503,197         7,390,388
      1/31/2000             7,552,712             7,536,211         7,423,645
      2/29/2000             7,586,023             7,568,616         7,455,566
      3/31/2000             7,624,519             7,604,187         7,489,861

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1991, the Fund's Institutional Class inception date, compared to the Salomon 3-Month Treasury Bill Index, an unmanaged market index, and the Lipper Money Market Index, an index consisting of the 30 largest equally weighted Money Market Funds. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/24/1995. An investment in the Money Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other U.S. Government agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund. If there is a material difference between the quoted total return and the quoted current yield, the yield quotation more closely reflects the current earnings of the Money Market Fund than the total return quotation. We will no longer compare the Fund to the Lipper Money Market Index since the Lipper Money Market Index is not a comparable money market index.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Money Market Fund Institutional Class shares returned 5.21% for the annual period ended March 31, 2000, outperforming the Salomon 3-Month Treasury Bill Index return of 4.99%.

 .  The Fund, which has a Aaa money market fund rating by Moody's Investors
   Service, emphasizes high quality commercial paper, shorter-term agency and high quality corporate debt issues due to strong liquidity, attractive yields and limited credit risks.

 . High quality (A1/P1) commercial paper yields rose by approximately 1.3% for three-month maturities, reflecting five Federal Reserve rate increases totaling 1.25%.

 . Three-month commercial paper yields relative to Treasuries tightened by 0.07% to become approximately 0.4% on March 31.

 . The SEC 7-day and 30-day yields for the Fund were 5.85% and 5.76%, respectively as of March 31, 2000.

                                                          2000 Annual Report  13

PIMCO Long-Term U.S. Government Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily longer-term U.S. government bonds.

Duration:
10.2 years

Total Net Assets:
$355.2 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities  47.7%
                       U.S. Treasury Obligations   43.8%
                       Other                        8.5%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  96.1%
                                   AA   2.8%
                                    A   1.1%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                               Lehman           LB Int. &        Lehman Brothers   Lipper General
                     Inst'l Class         Admin. Class         Long-Term        20+Year          Aggregate         U.S. Government
                     (Incep. 7/01/1991)   (Incep. 9/23/1997)   Treasury Index   Treasury Index   Bond Index        Fund Average
------------------------------------------------------------------------------------------------------------------------------------

1 Year                      1.26%                1.02%              3.04%            3.20%            1.87%             0.75%
3 Years*                    9.47%                  --              10.00%            9.73%            6.70%             5.77%
5 Years*                    9.50%                  --               9.42%            9.13%            7.14%             6.11%
Since Inception*           10.84%                6.37%                --               --               --                --

* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                            Long Term        Lehman Long Term     LB                   Lehman Brothers
                            U.S. Gov't       Treasury Index       Int. & 20+ Year      Aggregate
                            Fund                                  Treasury Index       Bond Index
      6/30/1991              5,000,000           5,000,000           5,000,000             5,000,000
      7/31/1991              5,068,858           5,074,501           5,078,653             5,069,337
      8/31/1991              5,265,511           5,249,571           5,253,833             5,179,037
      9/30/1991              5,442,627           5,414,932           5,415,685             5,283,983
      10/31/1991             5,470,292           5,426,845           5,423,958             5,342,814
      11/30/1991             5,543,810           5,457,236           5,449,855             5,391,803
      12/31/1991             5,909,199           5,782,486           5,774,939             5,551,931
      1/31/1992              5,742,566           5,600,917           5,595,656             5,476,401
      2/29/1992              5,771,828           5,633,962           5,625,075             5,512,010
      3/31/1992              5,753,678           5,571,988           5,562,934             5,480,935
      4/30/1992              5,725,465           5,566,416           5,551,125             5,520,525
      5/31/1992              5,930,074           5,721,163           5,707,247             5,624,696
      6/30/1992              6,016,162           5,804,119           5,781,880             5,702,106
      7/31/1992              6,300,744           6,045,570           6,023,037             5,818,441
      8/31/1992              6,427,326           6,087,285           6,061,588             5,877,383
      9/30/1992              6,540,767           6,183,464           6,149,824             5,947,052
      10/31/1992             6,378,211           6,053,611           6,022,902             5,868,205
      11/30/1992             6,445,336           6,076,615           6,055,985             5,869,532
      12/31/1992             6,614,191           6,243,115           6,221,353             5,962,865
      1/31/1993              6,790,743           6,421,044           6,388,329             6,077,211
      2/28/1993              7,063,398           6,635,507           6,593,498             6,183,594
      3/31/1993              7,101,318           6,652,095           6,608,592             6,209,360
      4/30/1993              7,156,851           6,703,316           6,657,303             6,252,599
      5/31/1993              7,184,508           6,725,437           6,685,270             6,260,561
      6/30/1993              7,540,954           7,009,924           6,950,671             6,374,021
      7/31/1993              7,650,608           7,122,783           7,066,676             6,410,072
      8/31/1993              7,942,707           7,409,119           7,331,491             6,522,427
      9/30/1993              7,968,888           7,435,051           7,351,540             6,540,341
      10/31/1993             8,009,725           7,488,582           7,404,297             6,564,781
      11/30/1993             7,792,708           7,296,874           7,233,849             6,508,935
      12/31/1993             7,842,784           7,320,224           7,252,703             6,544,212
      1/31/1994              8,022,521           7,495,910           7,413,784             6,632,570
      2/28/1994              7,708,576           7,188,578           7,126,553             6,517,340
      3/31/1994              7,394,709           6,873,000           6,825,285             6,356,659
      4/30/1994              7,268,749           6,791,898           6,744,159             6,305,901
      5/31/1994              7,246,140           6,747,072           6,693,854             6,305,016
      6/30/1994              7,204,478           6,682,974           6,629,252             6,291,082
      7/31/1994              7,383,601           6,909,528           6,861,152             6,416,044
      8/31/1994              7,399,922           6,858,397           6,802,522             6,424,006
      9/30/1994              7,169,097           6,642,358           6,580,310             6,329,455
      10/31/1994             7,122,283           6,619,109           6,559,449             6,323,816
      11/30/1994             7,100,894           6,658,162           6,601,562             6,309,771
      12/31/1994             7,263,266           6,760,697           6,705,670             6,353,342
      1/31/1995              7,453,074           6,934,447           6,883,563             6,479,077
      2/28/1995              7,711,268           7,131,386           7,070,315             6,633,122
      3/31/1995              7,801,463           7,192,715           7,134,690             6,673,818
      4/30/1995              7,935,436           7,320,745           7,258,496             6,767,041
      5/31/1995              8,543,447           7,882,247           7,792,055             7,028,907
      6/30/1995              8,641,206           7,973,681           7,879,508             7,080,440
      7/31/1995              8,492,085           7,846,101           7,759,077             7,064,626
      8/31/1995              8,683,920           8,020,286           7,924,423             7,149,887
      9/30/1995              8,871,163           8,167,858           8,063,754             7,219,445
      10/31/1995             9,089,923           8,396,559           8,278,998             7,313,332
      11/30/1995             9,313,423           8,606,473           8,471,111             7,422,922
      12/31/1995             9,556,575           8,835,405           8,682,059             7,527,093
      1/31/1996              9,571,589           8,835,405           8,688,221             7,577,078
      2/29/1996              9,125,878           8,408,654           8,293,222             7,445,371
      3/31/1996              8,958,506           8,241,322           8,135,410             7,393,617
      4/30/1996              8,759,744           8,103,692           8,006,952             7,352,037
      5/31/1996              8,771,139           8,061,553           7,969,721             7,337,108
      6/30/1996              8,947,395           8,233,264           8,133,816             7,435,639
      7/31/1996              8,918,333           8,236,557           8,136,866             7,455,987
      8/31/1996              8,856,612           8,133,600           8,036,207             7,443,491
      9/30/1996              9,102,968           8,358,088           8,252,684             7,573,207
      10/31/1996             9,493,678           8,686,561           8,566,251             7,740,965
      11/30/1996             9,851,090           8,976,691           8,833,466             7,873,557
      12/31/1996             9,624,385           8,758,559           8,631,621             7,800,349
      1/31/1997              9,576,361           8,696,373           8,569,404             7,824,236
      2/28/1997              9,598,405           8,699,851           8,572,900             7,843,699
      3/31/1997              9,359,770           8,477,135           8,360,698             7,756,779
      4/30/1997              9,570,437           8,681,434           8,557,405             7,872,893
      5/31/1997              9,684,481           8,778,666           8,651,795             7,947,317
      6/30/1997              9,875,451           8,948,094           8,816,262             8,041,646
      7/31/1997             10,424,177           9,473,347           9,309,083             8,258,504
      8/31/1997             10,161,918           9,209,988           9,067,905             8,188,061
      9/30/1997             10,427,124           9,463,263           9,303,828             8,308,820
      10/31/1997            10,781,870           9,782,175           9,598,856             8,429,358
      11/30/1997            10,884,053           9,912,278           9,721,316             8,468,174
      12/31/1997            11,070,318          10,078,804           9,873,400             8,553,435
      1/31/1998             11,276,193          10,283,404          10,064,364             8,663,246
      2/28/1998             11,199,620          10,209,364           9,999,353             8,656,334
      3/31/1998             11,253,545          10,230,803          10,021,549             8,686,469
      4/30/1998             11,318,487          10,268,657          10,058,381             8,731,809
      5/31/1998             11,539,028          10,464,788          10,237,616             8,814,637
      6/30/1998             11,809,161          10,707,571          10,459,638             8,889,393
      7/31/1998             11,801,731          10,662,600          10,422,257             8,908,303
      8/31/1998             12,300,067          11,143,483          10,851,859             9,053,280
      9/30/1998             12,791,270          11,551,334          11,213,683             9,265,272
      10/31/1998            12,445,690          11,376,910          11,077,410             9,216,283
      11/30/1998            12,490,607          11,464,511          11,140,516             9,268,589
      12/31/1998            12,554,165          11,440,436          11,132,558             9,296,457
      1/31/1999             12,649,540          11,543,400          11,223,803             9,362,808
      2/28/1999             12,075,837          10,975,465          10,721,119             9,199,363
      3/31/1999             12,126,451          10,950,221          10,703,044             9,250,343
      4/30/1999             12,144,805          10,965,551          10,716,653             9,279,648
      5/31/1999             11,926,288          10,793,392          10,567,784             9,198,368
      6/30/1999             11,815,966          10,678,982          10,469,791             9,169,063
      7/31/1999             11,748,078          10,627,723          10,423,519             9,130,026
      8/31/1999             11,657,161          10,586,275          10,389,572             9,125,472
      9/30/1999             11,776,658          10,664,613          10,465,680             9,231,322
      10/31/1999            11,801,615          10,671,012          10,469,195             9,265,382
      11/30/1999            11,726,960          10,598,449          10,405,814             9,264,719
      12/31/1999            11,551,451          10,440,533          10,248,084             9,220,042
      1/31/2000             11,604,071          10,589,832          10,392,681             9,189,853
      2/29/2000             11,954,949          10,909,645          10,702,730             9,300,991
      3/31/2000             12,278,865          11,282,755          11,045,749             9,423,519

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1991, the Fund's Institutional Class inception date, compared to the Lehman Long-Term Treasury Index, the Lehman Brothers Aggregate Bond Index, and a 10 year duration blend of the Lehman Brothers Intermediate and 20+Yr. Treasury Indices, each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annual basis. The Administrative Class commenced operations on 9/23/1997. We will no longer compare the Fund to the Lehman Brothers Intermediate & 20+ Year Treasury Index since the Lehman Brothers Intermediate & 20+ Year Treasury Index is not a comparable long-term U.S. government index.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Long-Term U.S. Government Fund Institutional Class shares had a total return of 1.26% versus 3.04% for the Lehman Long-Term Treasury Index for the year ended March 31, 2000.

 . Treasury yields increased across all maturities with short-term yields increasing most as the Federal Reserve raised the fed funds rate five times for a cumulative increase of 1.25%.

 . The Fund's duration was under that of the benchmark, which aided relative performance as interest rates increased.

 . Overweighting intermediate maturities detracted from relative returns as long-term Treasuries rallied during the first quarter of 2000 and the yield curve inverted.

 . Emphasizing mortgage securities reduced relative returns as yield increases caused mortgage durations to extend which affected price performance adversely.

 .  Premium income generated from written options aided relative performance.

14  PIMCO Funds

PIMCO High Yield Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily high yield bonds.

Duration:
4.4 years

Total Net Assets:
$3.2 billion

Sector Breakdown:*

                                    [GRAPH]

                       Corporate Bonds and Notes  86.2%
                       Asset-Backed Securities     5.5%
                       Other                       8.3%

Quality Breakdown:*

                                    [GRAPH]

                                   AAA    0.1%
                                     A    0.5%
                                   BBB   12.8%
                                    BB   43.5%
                                     B   42.8%
                                   CCC    0.2%
                                    CC    0.1%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                               Lehman Intermediate   Lipper High
                    Inst'l Class          Admin. Class         BB rated              Current Yield
                    (Incep. 12/16/1992)   (Incep. 1/16/1995)   Corporate Index       Fund Average
-----------------------------------------------------------------------------------------------------
1 Year                    -0.74%                -0.99%               -0.30%              0.06%
3 Years*                   6.21%                 5.95%                5.47%              4.32%
5 Years*                   9.20%                 8.96%                7.86%              7.70%
Since Inception*           9.94%                 9.57%                  --                 --

* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                            High Yield          Lehman
                            Fund                Intermed. BB rated
                                                Corp. Index
      12/31/1992             5,000,000               5,000,000
      1/31/1993              5,113,886               5,105,500
      2/28/1993              5,208,126               5,180,551
      3/31/1993              5,313,333               5,239,092
      4/30/1993              5,369,686               5,283,100
      5/31/1993              5,409,077               5,322,195
      6/30/1993              5,556,254               5,435,026
      7/31/1993              5,595,567               5,489,919
      8/31/1993              5,658,345               5,553,602
      9/30/1993              5,686,689               5,594,144
      10/31/1993             5,839,376               5,669,106
      11/30/1993             5,884,380               5,683,845
      12/31/1993             5,935,129               5,732,726
      1/31/1994              6,061,596               5,828,463
      2/28/1994              6,060,370               5,822,051
      3/31/1994              5,879,246               5,643,896
      4/30/1994              5,828,068               5,610,598
      5/31/1994              5,870,524               5,615,648
      6/30/1994              5,878,587               5,632,494
      7/31/1994              5,934,013               5,701,210
      8/31/1994              5,984,086               5,761,643
      9/30/1994              6,025,467               5,772,015
      10/31/1994             6,028,706               5,785,289
      11/30/1994             6,004,787               5,745,950
      12/31/1994             6,077,394               5,781,575
      1/31/1995              6,137,436               5,874,658
      2/28/1995              6,305,367               6,053,248
      3/31/1995              6,397,464               6,110,148
      4/30/1995              6,537,390               6,232,351
      5/31/1995              6,727,023               6,415,582
      6/30/1995              6,781,902               6,472,039
      7/31/1995              6,872,762               6,530,935
      8/31/1995              6,925,387               6,568,814
      9/30/1995              7,022,543               6,639,758
      10/31/1995             7,125,446               6,692,211
      11/30/1995             7,212,331               6,776,533
      12/31/1995             7,334,202               6,883,602
      1/31/1996              7,453,084               6,995,117
      2/29/1996              7,460,951               6,969,934
      3/31/1996              7,402,000               6,933,691
      4/30/1996              7,434,433               6,930,917
      5/31/1996              7,459,688               6,940,621
      6/30/1996              7,490,201               7,015,579
      7/31/1996              7,557,060               7,053,463
      8/31/1996              7,680,144               7,110,596
      9/30/1996              7,858,765               7,263,475
      10/31/1996             7,937,607               7,364,437
      11/30/1996             8,110,110               7,513,198
      12/31/1996             8,191,022               7,529,728
      1/31/1997              8,275,049               7,601,259
      2/28/1997              8,402,615               7,693,234
      3/31/1997              8,292,841               7,601,685
      4/30/1997              8,381,534               7,695,946
      5/31/1997              8,572,658               7,827,547
      6/30/1997              8,699,809               7,928,522
      7/31/1997              8,924,236               8,164,792
      8/31/1997              8,921,803               8,087,226
      9/30/1997              9,072,091               8,214,195
      10/31/1997             9,081,530               8,242,125
      11/30/1997             9,168,890               8,299,819
      12/31/1997             9,273,057               8,376,177
      1/31/1998              9,432,639               8,476,692
      2/28/1998              9,483,456               8,515,684
      3/31/1998              9,557,939               8,570,184
      4/30/1998              9,581,967               8,613,893
      5/31/1998              9,631,622               8,669,883
      6/30/1998              9,702,825               8,722,769
      7/31/1998              9,806,262               8,768,128
      8/31/1998              9,412,663               8,526,128
      9/30/1998              9,532,027               8,706,882
      10/31/1998             9,438,479               8,595,433
      11/30/1998             9,836,791               8,801,724
      12/31/1998             9,879,676               8,857,175
      1/31/1999             10,010,006               8,948,403
      2/28/1999              9,927,890               8,882,185
      3/31/1999             10,010,331               8,946,137
      4/30/1999             10,178,603               9,037,387
      5/31/1999              9,984,753               8,928,036
      6/30/1999              9,982,745               8,907,501
      7/31/1999             10,010,514               8,941,350
      8/31/1999              9,972,088               8,885,018
      9/30/1999              9,978,381               8,921,448
      10/31/1999             9,966,545               8,891,114
      11/30/1999            10,104,777               8,966,688
      12/31/1999            10,158,157               9,051,872
      1/31/2000             10,112,740               8,987,604
      2/29/2000             10,137,614               9,004,680
      3/31/2000              9,935,905               8,919,136

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/16/1992, compared to the Lehman Intermediate BB rated Corporate Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/16/1995. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The High Yield Fund Institutional Class shares returned -0.74% for the fiscal year ended March 31, 2000, compared to -0.30% for the benchmark Lehman Intermediate BB rated Corporate Index.

 . The Fund's exposure to B rated issues detracted from performance as B rated issues significantly underperformed BBs, especially in the first quarter of 2000.

 . Significant credit deterioration of Safety Kleen, one of the Fund's larger holdings, negatively impacted performance as the company is currently being investigated for accounting fraud.

 . A strategy of avoiding retail and supermarket issues added to relative performance as these sectors were adversely affected by excess capacity and intense competition.

 . Healthcare holdings were poor performers due to the negative impact of regulatory changes.

 . Limited exposure to high quality issues in emerging market countries, especially Mexico, added to returns as these countries benefited from rising commodity prices and improved prospects for economic growth.

                                                          2000 Annual Report  15

PIMCO Total Return Mortgage Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily intermediate-term mortgage-related securities.

Duration:
4.3 years

Total Net Assets:
$4.1 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities 74.3%
                       Short-Term Instruments     25.5%
                       Other                       0.2%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  84.0%
                                   AA  13.8%
                                  BBB   2.2%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                     Inst'l Class         Lehman Brothers   Lipper U.S. Mortgage
                     (Incep. 7/31/1997)   Mortgage Index    Fund Average
--------------------------------------------------------------------------------
1 Year                     3.91%              2.25%             1.67%
Since Inception*           6.36%                --                --

*Annualized

                                    [GRAPH]

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                           Total Return           Lehman Brothers
                           Mortgage               Mortgage
                           Fund                   Index
      7/31/1997              5,000,000               5,000,000
      8/31/1997              5,005,044               4,988,118
      9/30/1997              5,084,467               5,051,382
      10/31/1997             5,160,309               5,107,387
      11/30/1997             5,184,726               5,124,151
      12/31/1997             5,246,122               5,170,844
      1/31/1998              5,304,038               5,222,289
      2/28/1998              5,314,354               5,233,336
      3/31/1998              5,334,652               5,255,495
      4/30/1998              5,371,139               5,285,232
      5/31/1998              5,417,855               5,320,364
      6/30/1998              5,453,983               5,345,733
      7/31/1998              5,476,124               5,372,837
      8/31/1998              5,542,715               5,421,585
      9/30/1998              5,605,738               5,487,033
      10/31/1998             5,584,293               5,479,968
      11/30/1998             5,609,572               5,507,264
      12/31/1998             5,625,826               5,530,643
      1/31/1999              5,660,727               5,570,014
      2/28/1999              5,631,600               5,547,984
      3/31/1999              5,669,090               5,585,236
      4/30/1999              5,697,656               5,610,991
      5/31/1999              5,667,354               5,579,648
      6/30/1999              5,661,901               5,559,994
      7/31/1999              5,641,744               5,522,293
      8/31/1999              5,639,123               5,522,100
      9/30/1999              5,717,073               5,611,697
      10/31/1999             5,745,364               5,644,003
      11/30/1999             5,773,781               5,647,086
      12/31/1999             5,762,288               5,633,277
      1/31/2000              5,725,332               5,584,465
      2/29/2000              5,812,378               5,649,206
      3/31/2000              5,890,936               5,710,992

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers Mortgage Index, an unmanaged market index.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Total Return Mortgage Fund strongly outperformed its benchmark, the
   Lehman Brothers Mortgage Index, by 1.66%, returning 3.91% for the 12 months ended March 31, 2000 versus 2.25% for the Index.

 . The Fund's lower-than-Index duration was beneficial for returns as interest rates rose.

 . The Fund's broader-than-Index maturity distribution added slightly to returns as the yield curve flattened.

 . An overweight of GNMA securities added to performance as investors preferred the higher credit quality of these issues.

 . Limited exposure to collateralized mortgage obligations (CMOs) added slightly to returns due to positive price performance and relatively high yields.

 . The Fund's use of adjustable rate mortgages (ARMs) was positive as prepayment rates continued to be modest over the period.

16  PIMCO Funds

PIMCO Low Duration Mortgage Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:

Primarily short- and intermediate-term mortgage-related securities.

Duration:

1.7 years

Total Net Assets:

$4.3 million

Sector Breakdown:*

                                    [GRAPH]

                       Mortgage-Backed Securities 86.3%
                       U.S. Treasury Obligations   4.5%
                       Corporate Bonds and Notes   4.3%
                       Other                       4.9%


Quality Breakdown:*

                                    [GRAPH]

                                 AAA     95.6%
                                   A      4.4%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                     Inst'l Class         Merrill Lynch 1-3     Lipper U.S. Mortgage
                     (Incep. 7/31/1997)   Year Treasury Index   Fund Average
---------------------------------------------------------------------------------------
1 Year                     5.16%                 3.73%                 1.67%
Since Inception*           6.31%                   --                    --

*Annualized

Cumulative Returns Through March 31, 2000
$5,000,000 invested at inception

                                    [GRAPH]

                                                  Merrill Lynch
                               Low Duration       1-3 Year
                               Mortgage Fund      Treasury Index
      7/31/1997                  5,000,000          5,000,000
      8/31/1997                  5,018,286          5,004,600
      9/30/1997                  5,111,651          5,042,585
      10/31/1997                 5,159,820          5,080,051
      11/30/1997                 5,172,284          5,092,396
      12/31/1997                 5,218,267          5,127,177
      1/31/1998                  5,260,371          5,176,962
      2/28/1998                  5,285,796          5,181,414
      3/31/1998                  5,293,096          5,202,503
      4/30/1998                  5,311,809          5,226,850
      5/31/1998                  5,351,927          5,254,709
      6/30/1998                  5,392,191          5,282,034
      7/31/1998                  5,408,563          5,306,753
      8/31/1998                  5,477,311          5,373,459
      9/30/1998                  5,543,973          5,444,658
      10/31/1998                 5,519,699          5,471,391
      11/30/1998                 5,498,845          5,466,631
      12/31/1998                 5,536,600          5,485,929
      1/31/1999                  5,578,414          5,507,652
      2/28/1999                  5,528,744          5,480,775
      3/31/1999                  5,595,411          5,518,867
      4/30/1999                  5,622,757          5,536,637
      5/31/1999                  5,662,331          5,533,094
      6/30/1999                  5,653,531          5,550,357
      7/31/1999                  5,659,351          5,567,952
      8/31/1999                  5,658,931          5,584,043
      9/30/1999                  5,722,084          5,620,339
      10/31/1999                 5,740,102          5,635,290
      11/30/1999                 5,736,548          5,645,940
      12/31/1999                 5,694,838          5,654,014
      1/31/2000                  5,747,671          5,651,922
      2/29/2000                  5,792,796          5,689,564
      3/31/2000                  5,884,367          5,724,839

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the Merrill Lynch 1-3 Year Treasury Index, an unmanaged market index.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The PIMCO Low Duration Mortgage Fund strongly outperformed the Merrill Lynch
   1-3 Year Treasury Index for the 12-month period ended March 31, 2000, returning 5.16% versus 3.73% for the Index.

 .  The Fund's near-Index duration had little impact on relative returns.

 . A broader-than-Index maturity distribution added strongly to returns as the yield curve flattened.

 . Limited exposure to collateralized mortgage obligations (CMOs) added to returns because of relatively high yields.

 . The Fund's use of adjustable rate mortgages (ARMs) added to returns as prepayments fell and increased investor demand helped boost prices.

                                                          2000 Annual Report  17

PIMCO Real Return Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum real return, consistent with preservation of real capital and prudent investment management.


Portfolio:
Primarily inflation-indexed bonds.

Duration:
2.9 years

Total Net Assets:
$269.9 million

Sector Breakdown:*

                                    [GRAPH]

                       U.S. Treasury Obligations  63.3%
                       Corporate Bonds and Notes  21.4%
                       Asset-Backed Securities     4.7%
                       Other                      10.6%


Quality Breakdown:*

                                    [GRAPH]

                                  AAA  77.8%
                                   AA   2.5%
                                    A  10.3%
                                  BBB   7.2%
                                   BB   2.2%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2000

                    Inst'l Class         Lehman Brothers Inflation   Lipper Short U.S.
                    (Incep. 1/29/1997)   Linked Treasury Index       Government Fund Average
-----------------------------------------------------------------------------------------------
1 Year                     8.38%                  6.36%                      3.27%
3 Years*                   6.48%                  4.73%                      4.86%
Since Inception*           6.17%                    --                        --

* Annualized

                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                                               Lehman Brothers
                             Real Return       Inflation Linked
                             Bond Fund         Treasury Index
      1/31/1997              5,000,000             5,000,000
      2/28/1997              5,017,061             5,016,499
      3/31/1997              4,971,983             4,947,776
      4/30/1997              5,002,809             4,977,955
      5/31/1997              5,032,748             5,004,838
      6/30/1997              5,021,938             4,988,823
      7/31/1997              5,083,742             5,036,214
      8/31/1997              5,094,469             5,051,322
      9/30/1997              5,104,457             5,061,426
      10/31/1997             5,169,085             5,113,556
      11/30/1997             5,196,006             5,142,195
      12/31/1997             5,169,329             5,120,599
      1/31/1998              5,199,466             5,145,691
      2/28/1998              5,193,833             5,141,057
      3/31/1998              5,205,501             5,138,489
      4/30/1998              5,233,211             5,157,501
      5/31/1998              5,254,770             5,194,120
      6/30/1998              5,272,877             5,207,097
      7/31/1998              5,313,726             5,231,257
      8/31/1998              5,317,549             5,243,132
      9/30/1998              5,441,195             5,348,519
      10/31/1998             5,469,946             5,360,284
      11/30/1998             5,461,835             5,354,923
      12/31/1998             5,438,790             5,322,793
      1/31/1999              5,518,587             5,384,539
      2/28/1999              5,505,806             5,346,309
      3/31/1999              5,538,991             5,344,703
      4/30/1999              5,630,484             5,379,950
      5/31/1999              5,671,234             5,417,047
      6/30/1999              5,664,215             5,420,299
      7/31/1999              5,674,126             5,417,586
      8/31/1999              5,703,057             5,426,798
      9/30/1999              5,727,393             5,447,965
      10/31/1999             5,738,633             5,458,858
      11/30/1999             5,783,160             5,492,160
      12/31/1999             5,749,871             5,448,219
      1/31/2000              5,784,298             5,472,738
      2/29/2000              5,826,798             5,523,636
      3/31/2000              6,002,905             5,684,369

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 2/01/1997, the first full month following the Fund's Institutional Class inception date on 1/29/1997, compared to the Lehman Brothers Inflation Linked Treasury Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . For the year ended March 31, 2000, the Fund's Institutional Class shares returned 8.38%, outperforming the 6.36% return of the Fund's benchmark, the Lehman Brothers Inflation Linked Treasury Index.

 . The Fund's effective duration was 2.9 years at March 31, 2000, in contrast to the effective duration of 3.2 years for the Fund's benchmark.

 . Real yields remained relatively steady over the fiscal year with 10- and 30-year real yields rising by only 0.05% to 0.08%, while conventional Treasury yields increased by 0.75% and 0.20% for 10-year and 30-year maturities, respectively.

 . The breakeven yield differentials between conventional Treasuries and Treasury Inflation Protection Securities rose over the fiscal year from 1.3% to 2.0% for 10-year maturities and from 1.8% to 1.9% for 30-year maturities. Over the same period, rolling 12-month CPI-U percentage increases rose from 1.7% to 3.7%.

 . The effective duration of the Fund was managed on average to be close to that of the benchmark, which had a neutral effect on performance.

 . An underweighting of long-term maturities lowered relative returns as real yields increased less for longer maturities than for intermediate maturities.

 . The Fund's portfolio yield was enhanced through the use of cash-backing strategies, employing short duration corporate and asset-backed securities.

 . The Fund gained above-benchmark exposures to inflation adjustments, which benefited performance as the CPI-U increased throughout the calendar year.

 . Modest holdings of emerging market bonds enhanced returns as stronger global growth boosted commodity prices and benefited exporters.

 .  Real yields at March 31, 2000 were 4.0% for 10-year maturities and 3.9% for
   30-year maturities.

18  PIMCO Funds

PIMCO Foreign Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily investment grade intermediate maturity, hedged non-U.S. bonds.

Duration:
4.4 years

Total Net Assets:
$545.5 million

Country Allocation:*

                                    [GRAPH]

                     United States                  51.1%
                     Supranational                   5.1%
                     Spain                           4.3%
                     Germany                         4.3%
                     United Kingdom                  4.0%
                     Canada                          3.9%
                     Cayman Islands                  3.1%
                     Short-Term Instruments          1.0%
                     Other                          23.2%


Quality Breakdown:*

                                    [GRAPH]

                             AAA             59.5%
                              AA             15.7%
                               A             10.6%
                             BBB              8.3%
                              BB              4.6%
                               B              1.3%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2000

                             Inst'l Class         Admin. Class         J.P. Morgan Non-      Lipper International
                             (Incep. 12/03/1992)  (Incep. 1/28/1997)   U.S. Index (Hedged)   Income Fund Average
--------------------------------------------------------------------------------------------------------------------
1 Year                              1.97%                1.71%                 2.94%               -2.29%
3 Years*                            7.42%                7.14%                 8.85%                3.50%
5 Years*                           12.18%                  --                 10.66%                4.52%
Since Inception*                    9.75%                6.52%                   --                   --
* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                                             J.P. Morgan
                            Foreign          Non-U.S. Index
                            Bond Fund        (Hedged)
      12/31/1992            5,000,000           5,000,000
      1/31/1993             5,041,660           5,045,501
      2/28/1993             5,152,513           5,136,826
      3/31/1993             5,171,807           5,139,908
      4/30/1993             5,171,804           5,140,421
      5/31/1993             5,218,564           5,169,209
      6/30/1993             5,342,019           5,274,661
      7/31/1993             5,426,186           5,333,737
      8/31/1993             5,558,061           5,444,678
      9/30/1993             5,580,127           5,468,090
      10/31/1993            5,663,151           5,540,815
      11/30/1993            5,679,152           5,579,601
      12/31/1993            5,820,067           5,695,098
      1/31/1994             5,827,680           5,666,624
      2/28/1994             5,673,113           5,539,124
      3/31/1994             5,574,498           5,488,718
      4/30/1994             5,522,099           5,449,747
      5/31/1994             5,441,127           5,389,254
      6/30/1994             5,340,992           5,334,283
      7/31/1994             5,374,816           5,369,488
      8/31/1994             5,322,015           5,317,942
      9/30/1994             5,330,821           5,322,728
      10/31/1994            5,351,402           5,343,487
      11/30/1994            5,430,650           5,418,829
      12/31/1994            5,395,132           5,406,367
      1/31/1995             5,431,819           5,465,297
      2/28/1995             5,467,726           5,535,800
      3/31/1995             5,471,621           5,648,728
      4/30/1995             5,605,512           5,738,544
      5/31/1995             5,825,529           5,926,769
      6/30/1995             5,790,386           5,907,210
      7/31/1995             5,900,948           5,981,642
      8/31/1995             6,013,433           6,033,680
      9/30/1995             6,099,110           6,129,012
      10/31/1995            6,201,268           6,197,659
      11/30/1995            6,444,451           6,333,387
      12/31/1995            6,540,017           6,392,287
      1/31/1996             6,700,408           6,469,635
      2/29/1996             6,557,601           6,393,293
      3/31/1996             6,664,336           6,446,357
      4/30/1996             6,825,851           6,523,713
      5/31/1996             6,852,155           6,568,075
      6/30/1996             6,930,027           6,622,589
      7/31/1996             6,997,369           6,672,259
      8/31/1996             7,169,036           6,761,000
      9/30/1996             7,370,202           6,905,010
      10/31/1996            7,552,295           7,018,941
      11/30/1996            7,735,101           7,159,321
      12/31/1996            7,775,388           7,169,345
      1/31/1997             7,899,810           7,258,963
      2/28/1997             7,942,561           7,305,419
      3/31/1997             7,843,570           7,266,703
      4/30/1997             7,917,253           7,345,183
      5/31/1997             7,958,788           7,383,378
      6/30/1997             8,118,878           7,508,894
      7/31/1997             8,239,266           7,628,287
      8/31/1997             8,206,198           7,637,441
      9/30/1997             8,383,475           7,772,623
      10/31/1997            8,286,145           7,822,367
      11/30/1997            8,398,755           7,878,689
      12/31/1997            8,522,040           7,981,113
      1/31/1998             8,645,607           8,087,245
      2/28/1998             8,725,510           8,159,239
      3/31/1998             8,835,222           8,231,855
      4/30/1998             8,865,827           8,273,838
      5/31/1998             8,942,528           8,387,190
      6/30/1998             8,987,048           8,423,255
      7/31/1998             9,130,620           8,501,590
      8/31/1998             9,058,201           8,669,071
      9/30/1998             9,266,649           8,874,530
      10/31/1998            9,075,582           8,861,217
      11/30/1998            9,245,824           8,956,919
      12/31/1998            9,377,213           8,946,169
      1/31/1999             9,569,644           9,057,102
      2/28/1999             9,476,423           8,996,420
      3/31/1999             9,534,902           9,103,477
      4/30/1999             9,658,589           9,219,091
      5/31/1999             9,507,394           9,181,293
      6/30/1999             9,391,681           9,038,983
      7/31/1999             9,396,468           9,015,482
      8/31/1999             9,329,165           9,031,709
      9/30/1999             9,379,607           9,066,031
      10/31/1999            9,422,198           9,087,790
      11/30/1999            9,440,689           9,140,496
      12/31/1999            9,524,187           9,167,918
      1/31/2000             9,475,484           9,168,837
      2/29/2000             9,584,349           9,236,684
      3/31/2000             9,722,350           9,371,538

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1993, the first full month following the Fund's Institutional Class inception on 12/03/1992, compared to the J.P. Morgan Non-U.S. Index (Hedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/28/1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the 12-month period ended March 31, 2000, the Foreign Bond Fund
   Institutional Class shares posted a return of 1.97%, underperforming the 2.94% return of the Fund's benchmark, the J.P. Morgan Non-U.S. Index (Hedged).

 . Below-Index duration detracted from returns as longer-term bond yields in most countries fell over the first quarter of 2000 amid positive responses to central bank rate increases.

 . An underweight in core Europe detracted from returns after bonds rallied following the European central bank's rate hikes.

 . An overweight in Australia added to returns as bond yields declined in the face of falling growth forecasts and decreasing consumer demand.

 . An overweight in New Zealand helped returns as yields fell amid expectations that further central bank tightening would restrain inflation.

 . An overweight in the euro versus the U.S. dollar was negative for returns after the U.S. dollar rallied in response to the strong U.S. economy.

 . Emerging market positions were positive due to improving fundamentals and enhanced growth prospects.

                                                          2000 Annual Report  19

PIMCO Global Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------


Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily investment grade U.S.
and non-U.S. intermediate bonds.

Duration:
4.8 years

Total Net Assets:
$273.8 million

Country Allocation:*

[GRAPH]

United States                  55.2%
United Kingdom                  7.2%
Supranational                   5.5%
Greece                          3.6%
Germany                         3.4%
Short-Term Instruments          2.2%
Other                          22.9%


Quality Breakdown:*

[GRAPH]

AAA             55.5%
 AA             14.7%
  A             14.7%
BBB              9.2%
 BB              4.5%
  B              1.4%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2000

                                                                     J.P. Morgan           Lipper
                            Inst'l Class         Admin. Class        Global Index       Global Income
                            (Incep. 11/23/1993)  (Incep. 8/01/1996)  (Unhedged)          Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                            -1.81%               -2.05%          -0.85%               -0.47%
3 Years*                           3.57%                3.36%           5.06%                2.99%
5 Years*                           5.86%                  --            4.76%                5.66%
Since Inception*                   6.24%                3.56%             --                   --
* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                                            J.P. Morgan
                            Global Bond     Global Index
                            Fund            (Unhedged)
      11/30/1993             5,000,000        5,000,000
      12/31/1993             5,159,354        5,051,001
      1/31/1994              5,172,612        5,098,479
      2/28/1994              5,050,687        5,042,396
      3/31/1994              4,981,799        5,019,201
      4/30/1994              4,983,396        5,015,186
      5/31/1994              4,957,155        4,973,560
      6/30/1994              4,993,232        5,032,746
      7/31/1994              5,040,972        5,080,054
      8/31/1994              5,023,423        5,066,846
      9/30/1994              5,045,769        5,091,673
      10/31/1994             5,117,441        5,168,048
      11/30/1994             5,070,101        5,102,929
      12/31/1994             5,071,554        5,114,666
      1/31/1995              5,158,706        5,217,982
      2/28/1995              5,306,429        5,352,606
      3/31/1995              5,497,439        5,625,054
      4/30/1995              5,586,069        5,714,492
      5/31/1995              5,774,015        5,873,926
      6/30/1995              5,791,402        5,910,344
      7/31/1995              5,833,592        5,938,122
      8/31/1995              5,749,603        5,773,043
      9/30/1995              5,839,678        5,902,936
      10/31/1995             5,966,446        5,960,786
      11/30/1995             6,121,956        6,027,545
      12/31/1995             6,236,009        6,102,287
      1/31/1996              6,250,544        6,039,434
      2/29/1996              6,152,157        6,004,405
      3/31/1996              6,159,100        5,995,399
      4/30/1996              6,210,796        5,973,217
      5/31/1996              6,191,536        5,979,190
      6/30/1996              6,265,488        6,031,208
      7/31/1996              6,379,395        6,142,182
      8/31/1996              6,491,924        6,167,980
      9/30/1996              6,584,759        6,201,904
      10/31/1996             6,764,325        6,324,702
      11/30/1996             6,923,739        6,415,146
      12/31/1996             6,879,967        6,370,239
      1/31/1997              6,702,769        6,210,983
      2/28/1997              6,656,620        6,168,128
      3/31/1997              6,576,929        6,121,249
      4/30/1997              6,536,080        6,086,970
      5/31/1997              6,699,780        6,230,622
      6/30/1997              6,783,140        6,301,651
      7/31/1997              6,758,684        6,278,337
      8/31/1997              6,721,424        6,270,802
      9/30/1997              6,895,854        6,410,014
      10/31/1997             6,891,415        6,545,905
      11/30/1997             6,834,927        6,467,355
      12/31/1997             6,817,845        6,460,241
      1/31/1998              6,851,128        6,524,843
      2/28/1998              6,915,929        6,573,126
      3/31/1998              6,961,654        6,523,829
      4/30/1998              7,063,593        6,624,295
      5/31/1998              7,059,363        6,652,780
      6/30/1998              7,070,889        6,671,407
      7/31/1998              7,130,372        6,689,420
      8/31/1998              7,124,542        6,874,048
      9/30/1998              7,491,180        7,232,874
      10/31/1998             7,509,415        7,394,889
      11/30/1998             7,456,893        7,311,327
      12/31/1998             7,669,954        7,448,780
      1/31/1999              7,718,892        7,387,701
      2/28/1999              7,459,185        7,140,951
      3/31/1999              7,441,983        7,158,805
      4/30/1999              7,454,117        7,156,657
      5/31/1999              7,250,125        7,030,699
      6/30/1999              7,143,749        6,913,286
      7/31/1999              7,296,476        7,065,380
      8/31/1999              7,283,484        7,083,750
      9/30/1999              7,400,295        7,185,754
      10/31/1999             7,405,937        7,177,131
      11/30/1999             7,291,664        7,091,723
      12/31/1999             7,341,262        7,071,158
      1/31/2000              7,098,375        6,931,857
      2/29/2000              7,116,716        6,897,197
      3/31/2000              7,307,538        7,097,904

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/01/1993, the first full month following the Fund's Institutional Class inception on 11/23/1993, compared to the J.P. Morgan Global Index (Unhedged), an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 8/01/1996. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  For the 12-month period ended March 31, 2000, the Global Bond Fund
   Institutional Class shares posted a return of -1.81%, underperforming the -0.85% return of the Fund's benchmark index, the J.P. Morgan Global Bond Index (Unhedged).

 . Below-Index duration detracted from returns as longer-term bond yields in most countries fell over the first quarter of 2000 amid positive responses to central bank rate increases.

 . An underweight in U.S. Treasuries detracted from performance after long-term bond yields fell over the first quarter 2000 in response to the Treasury's debt buyback.

 . An underweight in core Europe detracted from returns after bonds rallied following the European central bank's rate hikes.

 . An overweight in Australia added to returns as bond yields declined in the face of falling growth forecasts and decreasing consumer demand.

 . An overweight in New Zealand helped returns as yields fell amid expectations that further central bank tightening would restrain inflation.

 . The Fund's overall return was hampered over the period by the continuing strength of the U.S. dollar.

 . An overweight in the euro versus the U.S. dollar was negative for returns after the U.S. dollar rallied in response to the strong U.S. economy.

 . Emerging market positions were positive due to improving fundamentals and enhanced growth prospects.

20  PIMCO Funds

PIMCO Global Bond Fund II


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital.

Portfolio:
Primarily investment grade U.S.
and hedged foreign intermediate
maturity bonds.

Duration:
4.8 years

Total Net Assets:
$97.0 million

Country Allocation:*

                                    [GRAPH]

                     United States                  62.9%
                     United Kingdom                  6.1%
                     Supranational                   5.2%
                     Short-Term Instruments          4.4%
                     Other                          21.4%


Quality Breakdown:*

                                    [GRAPH]

                             AAA             60.5%
                              AA             12.3%
                               A             14.3%
                             BBB              8.4%
                              BB              2.9%
                               B              1.6%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                    Inst'l Class        J.P. Morgan Global  Lipper Global Income
                    (Incep. 2/25/1998)  Index (Hedged)      Fund Average
--------------------------------------------------------------------------------
1 Year                     1.11%            2.93%                -0.47%
Since Inception*           4.16%              --                    --
*Annualized

                   Cumulative Returns Through MARCH 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                                            J.P. Morgan
                            Global Bond     Global Index
                            Fund II         (Hedged)
      2/28/1998              5,000,000        5,000,000
      3/31/1998              5,069,096        5,032,502
      4/30/1998              5,092,746        5,057,159
      5/31/1998              5,121,536        5,120,376
      6/30/1998              5,146,064        5,157,242
      7/31/1998              5,210,272        5,190,249
      8/31/1998              5,156,019        5,308,584
      9/30/1998              5,273,043        5,443,954
      10/31/1998             5,187,282        5,431,977
      11/30/1998             5,256,161        5,470,545
      12/31/1998             5,303,609        5,470,545
      1/31/1999              5,422,839        5,525,796
      2/28/1999              5,341,215        5,451,750
      3/31/1999              5,376,152        5,501,909
      4/30/1999              5,429,327        5,553,624
      5/31/1999              5,347,551        5,520,302
      6/30/1999              5,283,537        5,457,923
      7/31/1999              5,279,879        5,446,462
      8/31/1999              5,257,452        5,452,452
      9/30/1999              5,285,083        5,480,262
      10/31/1999             5,300,795        5,491,222
      11/30/1999             5,294,352        5,509,892
      12/31/1999             5,318,774        5,510,442
      1/31/2000              5,296,692        5,514,850
      2/29/2000              5,360,260        5,570,552
      3/31/2000              5,435,868        5,663,021

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/01/1998, the first full month following the Fund's Institutional Class inception on 2/25/1998, compared to the J.P. Morgan Global Index (Hedged), an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . For the 12-month period ended March 31, 2000, the Global Bond Fund II posted a return of 1.11%, underperforming the 2.93% return of the Fund's benchmark index, the J.P. Morgan Global Bond Index (Hedged).

 . Below-Index duration detracted from returns as longer-term bond yields in most countries fell over the first quarter of 2000 amid positive responses to central bank rate increases.

 . An underweight in U.S. Treasuries detracted from performance after long-term bond yields fell over the first quarter 2000 in response to the Treasury's debt buyback program.

 . An underweight in core Europe detracted from returns after bonds rallied following the European central bank's rate hikes.

 . An overweight in Australia added to returns as bond yields declined in the face of falling growth forecasts and decreasing consumer demand.

 . An overweight in New Zealand helped returns as yields fell amid expectations that further central bank tightening would restrain inflation.

 . An overweight in the euro versus the U.S. dollar was negative for returns after the U.S. dollar rallied in response to the strong U.S. economy.

 . Emerging market positions were positive due to improving fundamentals and enhanced growth prospects.

                                                          2000 Annual Report  21

PIMCO Emerging Markets Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily emerging market bonds.

Duration:
3.6 years

Total Net Assets:
$27.8 million

Country Allocation:*

                                    [GRAPH]

                     Brazil                         24.3%
                     Mexico                         17.5%
                     Venezuela                       6.8%
                     Peru                            6.6%
                     Russia                          6.4%
                     Argentina                       5.9%
                     Short-Term Instruments          5.2%
                     Other                          27.3%

Quality Breakdown:*

                                    [GRAPH]

                             AAA             16.8%
                              AA              2.6%
                             BBB             21.3%
                              BB             26.5%
                               B             32.8%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                   J.P. Morgan
                        Inst'l Class         Admin. Class         Emerging Markets   Lipper Emerging Markets
                        (Incep. 7/31/1997)   (Incep. 9/30/1998)   Bond Index Plus    Debt Fund Average
---------------------------------------------------------------------------------------------------------------
1 Year                        27.90%               27.60%              29.04%             27.77%
Since Inception*               5.50%               31.35%                 --                 --
* Annualized

                   Cumulative Returns Through March 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                            Emerging            J.P. Morgan
                            Markets             Emerging Markets
                            Bond Fund           Bond Index Plus
      7/31/1997             5,000,000              5,000,000
      8/31/1997             4,941,202              4,979,763
      9/30/1997             5,077,992              5,132,145
      10/31/1997            4,500,427              4,540,921
      11/30/1997            4,738,197              4,756,615
      12/31/1997            4,859,660              4,920,720
      1/31/1998             4,866,472              4,910,880
      2/28/1998             5,005,158              5,051,329
      3/31/1998             5,155,188              5,177,076
      4/30/1998             5,168,205              5,189,638
      5/31/1998             5,002,060              5,012,513
      6/30/1998             4,838,082              4,867,654
      7/31/1998             4,912,199              4,901,240
      8/31/1998             3,543,793              3,492,624
      9/30/1998             3,819,422              3,834,203
      10/31/1998            4,019,347              4,082,276
      11/30/1998            4,340,414              4,322,720
      12/31/1998            4,288,256              4,214,652
      1/31/1999             4,139,443              4,058,290
      2/28/1999             4,222,136              4,116,729
      3/31/1999             4,507,995              4,428,365
      4/30/1999             4,883,959              4,730,823
      5/31/1999             4,578,472              4,461,166
      6/30/1999             4,716,852              4,660,580
      7/31/1999             4,686,777              4,564,104
      8/31/1999             4,679,209              4,557,715
      9/30/1999             4,888,898              4,716,781
      10/31/1999            5,046,834              4,898,847
      11/30/1999            5,183,471              5,037,484
      12/31/1999            5,427,907              5,310,012
      1/31/2000             5,308,344              5,204,876
      2/29/2000             5,622,784              5,540,069
      3/31/2000             5,765,699              5,714,579

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/31/1997, the Fund's Institutional Class inception date, compared to the J.P. Morgan Emerging Markets Bond Index Plus, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998. The Fund may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  Emerging markets was the best performing bond market sector during the fiscal period due to stronger global growth and higher commodity prices.
 .  A series of favorable credit rating announcements reinforced the view that financial and economic conditions are improving across the sector.
 .  Distressed credits, such as Russia and Ecuador, outperformed high quality credits, driving overall sector returns.
 .  The Fund underperformed the benchmark J.P. Morgan Emerging Markets Bond Index
   Plus for the 12-month period ended March 31, 2000, returning 27.90% versus 29.04% for the Index.
 .  An above-benchmark duration was positive for returns as interest rates in most developing countries fell.
 . Our underweight in Russian bonds was negative as these securities continued to appreciate, supported by enhanced political stability and higher oil prices.
 .  A modest overweight to Brazil was positive for returns amid signs of improving economic conditions and a rating upgrade.
 .  An underweight in Argentina aided returns as the country underperformed on indications that the economy remained sluggish.
 . A modest overweight to Mexico proved negative for performance as Mexico under-performed, suffering from uncertainty surrounding the direction of U.S. interest rates.
 .  Overweighting South Korea was negative as higher-quality underperformed lower-quality credits.
 . Rising fiscal and current account deficits and threats of higher inflation caused Poland to underperform, thus our overweight detracted from performance.

22  PIMCO Funds

PIMCO Strategic Balanced Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with preservation of capital and prudent investment management.

Portfolio:
Primarily a combination of short- and intermediate-term investment grade bonds, and S&P 500 Index futures.

Duration:
1.8 years

Total Net Assets:
$155.0 million

Sector Breakdown:*

                                    [GRAPH]

                 Corporate Bonds & Notes                37.4%
                 Mortgage-Backed Securities             22.0%
                 Short-Term Instruments                 13.7%
                 U.S. Treasury Obligations              11.7%
                 Foreign Currency Denominated Issues     5.2%
                 Other                                  10.0%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  48.8%
                                   AA  11.9%
                                    A  19.7%
                                  BBB  16.2%
                                   BB   2.8%
                                    B   0.6%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                               60% S&P 500 Index and  Lipper               Lipper
                     Inst'l Class         Admin. Class         40% Lehman Brothers    Balanced   S&P 500   Balanced
                     (Incep. 6/28/1996)   (Incep. 6/30/1999)   Aggregate Bond Index   Index      Index     Fund Average
--------------------------------------------------------------------------------------------------------------------------
1 Year                     10.05%                 --                  11.56%           10.47%     17.94%      10.48%
3 Years*                   18.15%                 --                  19.13%           15.55%     27.40%      14.74%
Since Inception            17.77%*              5.47%                    --               --         --          --
* Annualized

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                                    60% S&P 500
                      Strategic     Index and 40%      Lipper         S&P 500
                      Balanced      Lehman Brothers    Balanced       Index
                      Fund          Aggregate          Index
                                    Bond Index
6/30/1996             5,000,000        5,000,000       5,000,000       5,000,000
7/31/1996             4,865,000        4,872,933       4,871,300       4,779,100
8/31/1996             4,940,000        4,931,328       4,948,159       4,879,891
9/30/1996             5,175,000        5,132,224       5,131,196       5,154,532
10/31/1996            5,320,000        5,262,627       5,240,029       5,296,693
11/30/1996            5,615,000        5,537,365       5,484,214       5,697,071
12/31/1996            5,511,545        5,450,953       5,416,758       5,584,212
1/31/1997             5,743,214        5,661,975       5,582,512       5,933,113
2/28/1997             5,775,539        5,694,243       5,603,167       5,979,629
3/31/1997             5,591,600        5,528,617       5,440,115       5,733,926
4/30/1997             5,846,009        5,759,756       5,603,862       6,076,241
5/31/1997             6,089,593        5,991,928       5,833,060       6,446,163
6/30/1997             6,275,398        6,181,439       6,020,301       6,734,951
7/31/1997             6,659,382        6,543,230       6,362,857       7,270,851
8/31/1997             6,423,506        6,300,974       6,161,154       6,863,537
9/30/1997             6,659,150        6,545,208       6,406,984       7,239,453
10/31/1997            6,565,126        6,452,023       6,290,376       6,997,656
11/30/1997            6,736,582        6,643,106       6,405,490       7,321,577
12/31/1997            6,843,897        6,738,297       6,500,291       7,447,289
1/31/1998             6,937,730        6,817,616       6,545,793       7,529,656
2/28/1998             7,213,362        7,110,452       6,805,661       8,072,694
3/31/1998             7,459,339        7,338,829       7,013,914       8,486,097
4/30/1998             7,524,460        7,398,449       7,062,310       8,571,467
5/31/1998             7,447,498        7,350,213       6,990,981       8,424,124
6/30/1998             7,662,852        7,554,287       7,117,518       8,766,312
7/31/1998             7,621,044        7,512,443       7,034,243       8,672,951
8/31/1998             6,904,331        6,909,658       6,427,891       7,419,015
9/30/1998             7,310,278        7,239,956       6,705,576       7,894,278
10/31/1998            7,639,840        7,577,983       6,956,364       8,536,398
11/30/1998            8,239,043        7,870,767       7,210,967       9,053,789
12/31/1998            8,189,101        8,152,341       7,477,052       9,575,468
1/31/1999             8,385,168        8,380,174       7,596,685       9,975,915
2/28/1999             8,117,209        8,165,384       7,414,365       9,665,863
3/31/1999             8,381,044        8,379,502       7,597,499      10,052,594
4/30/1999             8,584,658        8,584,843       7,846,697      10,441,931
5/31/1999             8,407,317        8,433,153       7,725,858      10,195,398
6/30/1999             8,726,038        8,703,230       7,939,092      10,761,242
7/31/1999             8,533,893        8,525,380       7,790,630      10,425,276
8/31/1999             8,507,390        8,498,358       7,708,829      10,373,671
9/30/1999             8,424,034        8,398,023       7,610,156      10,089,329
10/31/1999            8,758,321        8,729,273       7,830,851      10,727,781
11/30/1999            8,845,236        8,835,503       7,915,423      10,945,877
12/31/1999            9,136,140        9,130,707       8,149,720      11,590,589
1/31/2000             8,743,572        8,843,606       7,945,162      11,008,477
2/29/2000             8,679,333        8,785,846       7,926,095      10,799,892
3/31/2000             9,223,089        9,347,855       8,392,941      11,856,445

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 7/01/1996, the first full month following the Fund's Institutional Class inception on 6/28/1996, compared to a static 60/40 blend of the Standard and Poor's 500 Index and the Lehman Brothers Aggregate Bond Index, the Lipper Balanced Index and the S&P 500 Index each an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 6/30/1999. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. We will no longer compare the Fund to the Lipper Balanced Index since the Lipper Balanced Index is not a comparable strategic balanced index.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . For the 12-month period ended March 31, 2000, the Fund's Institutional Class shares returned 10.05% after fees versus 11.56% for the Fund's benchmark, a blend of 60% S&P 500 Index and 40% Lehman Brothers Aggregate Index (LBAG).

 . An overweighting of the equity allocation improved returns relative to the benchmark as the S&P 500 Index returned 17.9% for the fiscal year as compared to 1.9% for the LBAG.

 . The Federal Reserve raised the fed funds rate by 1.25% over the fiscal year, causing short and intermediate maturity yields to increase by 1.00% or more.

 . The equity allocation, employing PIMCO's StocksPLUS strategy, underperformed the S&P 500 Index due mainly to the rapid run-up in interest rates, causing cash-backing positions supporting S&P futures positions to lose value.

 . The fixed income allocation underperformed the LBAG because of an underweighting of longer maturities where yields rose less and an overweighting of corporate securities, which underperformed Treasuries due to higher yield premiums demanded by investors.

                                                          2000 Annual Report  23

PIMCO Convertible Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks maximum total return, consistent with prudent investment management.

Portfolio:
Primarily convertible securities.

Duration:
1.6 years

Total Net Assets:
$184.0 million

Sector Breakdown:*

                                    [GRAPH]


                       Convertible Bonds and Notes 76.0%
                       Convertible Preferred Stock 17.1%
                       Short-Term Intruments 6.1%
                       Other 0.8%


Quality Breakdown:*

                                    [GRAPH]

                                   AAA   4.4%
                                    AA   8.0%
                                     A  17.4%
                                   BBB  38.5%
                                     B  26.8%
                                   CCC   4.9%

*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                           Lipper
                            Inst'l Class        First Boston               Convertible Securities
                            (Incep. 3/31/1999)  Convertible Bond Index     Fund Average
----------------------------------------------------------------------------------------------------
1 Year                            60.66%                45.84%                     40.26%
Since Inception                   60.66%                   --                         --

                                    [GRAPH]

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                           Convertible            First Boston
                           Fund                   Convertible Bond Index
      3/31/1999             5,000,000                   5,000,000
      4/30/1999             5,240,000                   5,202,500
      5/31/1999             5,335,000                   5,154,637
      6/30/1999             5,625,000                   5,376,802
      7/31/1999             5,640,000                   5,305,828
      8/31/1999             5,630,000                   5,321,746
      9/30/1999             5,685,000                   5,335,582
      10/31/1999            5,915,000                   5,520,194
      11/30/1999            6,350,000                   5,944,144
      12/31/1999            7,109,943                   6,847,654
      1/31/2000             7,257,010                   6,744,254
      2/29/2000             8,032,917                   7,452,401
      3/31/2000             8,032,816                   7,292,174

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 3/31/1999, the Fund's Institutional Class inception date, compared to the First Boston Convertible Bond Index, an unmanaged market index. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .  The Convertible Fund Institutional Class shares returned 60.66% for the
   12-month period ended March 31, 2000, strongly outperforming the 45.84% return of the benchmark First Boston Convertible Bond Index.

 . The Fund's lower delta, or sensitivity to price movements in the underlying equities, detracted from relative performance as these equities posted strong performance over the past fiscal year.

 . An emphasis on Technology and Telecommunications was positive for returns as "new economy" issues outperformed their "old economy" counterparts.

 . An overweight in the Utility and Energy sectors was positive, especially later in the year as energy prices rose and demand continued to be strong.

 . Healthcare holdings were poor performers due to the negative impact of regulatory changes.

 . The use of a proprietary valuation model was instrumental in determining relative value among different issues and resulted in strong performance from security selection.

24  PIMCO Funds

PIMCO StocksPLUS Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Total return which exceeds that of the S&P 500 Index.

Portfolio:
Primarily S&P 500 Index futures backed by a portfolio of short-term bonds.

Duration:
0.5 years

Total Net Assets:
$1.5 billion

Sector Breakdown:*

                                    [GRAPH]

                 Corporate Bonds & Notes                34.2%
                 Short-Term Instruments                 20.2%
                 Mortgage-Backed Securities             17.6%
                 U.S. Obligations                       11.8%
                 Asset-Backed Securities                 5.6%
                 Other                                  10.6%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  43.9%
                                   AA  14.3%
                                    A   9.4%
                                  BBB  27.3%
                                   BB   3.7%
                                    B   1.4%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                     Inst'l Class         Admin. Class                         Lipper Large-Cap
                     (Incep. 5/14/1993)   (Incep. 1/07/1997)   S&P 500 Index   Core Fund Average
---------------------------------------------------------------------------------------------------
1 Year                     17.83%                17.32%            17.94%            21.70%
3 Years*                   27.00%                26.49%            27.40%            26.08%
5 Years*                   26.82%                   --             26.76%            24.42%
Since Inception*           22.60%                24.60%               --                --
* Annualized

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                             StocksPLUS       S&P 500
                             Fund             Index
      5/31/1993               5,000,000       5,000,000
      6/30/1993               5,027,261       5,014,650
      7/31/1993               5,017,471       4,994,491
      8/31/1993               5,208,380       5,183,982
      9/30/1993               5,157,774       5,144,221
      10/31/1993              5,271,731       5,250,655
      11/30/1993              5,212,275       5,200,616
      12/31/1993              5,306,421       5,263,492
      1/31/1994               5,480,662       5,442,451
      2/28/1994               5,311,701       5,294,743
      3/31/1994               5,077,284       5,063,892
      4/30/1994               5,141,283       5,128,811
      5/31/1994               5,237,282       5,212,974
      6/30/1994               5,126,078       5,085,204
      7/31/1994               5,325,725       5,252,202
      8/31/1994               5,568,540       5,467,543
      9/30/1994               5,473,357       5,333,861
      10/31/1994              5,561,106       5,453,713
      11/30/1994              5,391,092       5,255,089
      12/31/1994              5,461,225       5,333,022
      1/31/1995               5,612,304       5,471,307
      2/28/1995               5,864,102       5,684,524
      3/31/1995               6,023,776       5,852,274
      4/30/1995               6,219,204       6,024,624
      5/31/1995               6,500,850       6,265,428
      6/30/1995               6,643,179       6,410,974
      7/31/1995               6,854,074       6,623,561
      8/31/1995               6,900,939       6,640,187
      9/30/1995               7,193,848       6,920,403
      10/31/1995              7,181,918       6,895,697
      11/30/1995              7,527,891       7,198,418
      12/31/1995              7,673,723       7,337,059
      1/31/1996               7,949,045       7,586,813
      2/29/1996               7,970,224       7,657,142
      3/31/1996               8,076,117       7,730,881
      4/30/1996               8,177,430       7,844,834
      5/31/1996               8,365,584       8,047,152
      6/30/1996               8,445,187       8,077,812
      7/31/1996               8,052,904       7,720,934
      8/31/1996               8,223,140       7,883,768
      9/30/1996               8,704,242       8,327,467
      10/31/1996              8,981,877       8,557,139
      11/30/1996              9,649,702       9,203,973
      12/31/1996              9,444,046       9,021,642
      1/31/1997              10,025,985       9,585,314
      2/28/1997              10,100,806       9,660,463
      3/31/1997               9,646,437       9,263,515
      4/30/1997              10,244,078       9,816,546
      5/31/1997              10,892,224      10,414,178
      6/30/1997              11,344,245      10,880,733
      7/31/1997              12,278,977      11,746,513
      8/31/1997              11,616,167      11,088,473
      9/30/1997              12,220,454      11,695,789
      10/31/1997             11,832,913      11,305,149
      11/30/1997             12,315,186      11,828,465
      12/31/1997             12,546,229      12,031,560
      1/31/1998              12,716,721      12,164,629
      2/28/1998              13,569,183      13,041,941
      3/31/1998              14,253,076      13,709,819
      4/30/1998              14,425,043      13,847,740
      5/31/1998              14,141,803      13,609,698
      6/30/1998              14,691,669      14,162,524
      7/31/1998              14,528,428      14,011,693
      8/31/1998              12,314,475      11,985,882
      9/30/1998              13,256,889      12,753,698
      10/31/1998             14,302,676      13,791,084
      11/30/1998             15,122,901      14,626,961
      12/31/1998             16,099,828      15,469,767
      1/31/1999              16,648,553      16,116,712
      2/28/1999              16,088,153      15,615,805
      3/31/1999              16,768,984      16,240,593
      4/30/1999              17,436,465      16,869,592
      5/31/1999              16,979,768      16,471,301
      6/30/1999              17,970,000      17,385,458
      7/31/1999              17,379,659      16,842,684
      8/31/1999              17,285,204      16,759,312
      9/30/1999              16,909,003      16,299,940
      10/31/1999             17,981,456      17,331,400
      11/30/1999             18,279,360      17,683,747
      12/31/1999             19,341,400      18,725,320
      1/31/2000              18,343,134      17,784,881
      2/29/2000              18,065,838      17,447,899
      3/31/2000              19,758,181      19,154,826

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 6/01/1993, the first full month following the Fund's Institutional Class inception on 5/14/1993, compared to the Standard and Poor's 500 Index, an unmanaged market index. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 1/07/1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . Despite heightened volatility and a rough first couple of months in 2000, the S&P 500 Index delivered total returns of just under 18% for the 12 months ended March 31, 2000. The performance of the StocksPLUS Fund was in line with the S&P 500 during this period.

 . Short-term interest rates continued to rise as the Federal Reserve raised the Federal Funds rate in 0.25% increments and investors anticipated additional tightening in the near future. Rising interest rates hurt the performance of the Fund as the duration (interest rate sensitivity) of the Fund was greater than that of the S&P 500 futures and swaps.

 . Corporate issues in the StocksPLUS Fund were negatively impacted by an overall increase in credit yield premiums resulting from heightened credit concerns and supply pressures.

 . Mortgages were positive for relative performance, as were short option strategies, due primarily to the extra yield provided by these holdings.

 . A limited allocation to upper-tier emerging market issues also enhanced returns as these securities benefited from improving global economic conditions and high relative yields.

                                                          2000 Annual Report  25

PIMCO Municipal Bond Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
High current income exempt from federal income tax, consistent with preservation of capital. Capital appreciation is a secondary objective.

Portfolio:
Primarily debt securities whose interest is exempt from federal income tax.

Duration:
6.5 years

Total Net Assets:
$52.6 million

Sector Breakdown:*

                                    [GRAPH]

                       Municipal Bonds and Notes  99.9%
                       Other                       0.1%

Quality Breakdown:*

                                    [GRAPH]

                                   AAA  45.1%
                                    AA  19.4%
                                     A  13.4%
                                   BBB  12.1
                                    BB  10.0%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                 Lehman Brothers     Lipper General
                      Inst'l Class          Admin. Class         General Municipal   Municipal
                      (Incep. 12/31/1997)   (Incep. 9/30/1998)   Bond Index          Debt Fund Average
---------------------------------------------------------------------------------------------------------
1 Year                      -1.81%                -2.07%               -0.08%              -2.40%
Since Inception*             2.17%                -0.84%                  --                  --
* Annualized

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                                    [GRAPH]

                            Municipal          Lehman Brothers
                            Bond Fund          General Municipal
                                               Bond Index
      12/31/1997            5,000,000              5,000,000
      1/31/1998             5,058,771              5,051,500
      2/28/1998             5,035,172              5,053,016
      3/31/1998             5,039,379              5,057,562
      4/30/1998             5,006,296              5,034,805
      5/31/1998             5,105,540              5,114,354
      6/30/1998             5,122,719              5,134,299
      7/31/1998             5,128,447              5,147,137
      8/31/1998             5,223,548              5,226,915
      9/30/1998             5,293,484              5,292,252
      10/31/1998            5,282,938              5,292,252
      11/30/1998            5,296,412              5,310,775
      12/31/1998            5,302,933              5,324,053
      1/31/1999             5,373,214              5,387,409
      2/28/1999             5,338,814              5,363,705
      3/31/1999             5,343,842              5,371,213
      4/30/1999             5,354,304              5,384,642
      5/31/1999             5,314,853              5,353,412
      6/30/1999             5,217,784              5,276,322
      7/31/1999             5,228,509              5,295,317
      8/31/1999             5,173,421              5,252,953
      9/30/1999             5,166,761              5,255,056
      10/31/1999            5,100,796              5,198,299
      11/30/1999            5,153,694              5,253,401
      12/31/1999            5,105,896              5,214,003
      1/31/2000             5,076,823              5,191,581
      2/29/2000             5,130,397              5,251,804
      3/31/2000             5,247,153              5,366,818

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 12/31/1997, the Fund's Institutional Class inception date, compared to the Lehman Brothers General Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class (shown above) reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/30/1998.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . While the return of the Fund's Institutional Class shares for the one-year period ended March 31, 2000 was less than that of the benchmark, the return was 0.59% greater than the average of the Lipper General Municipal Debt Fund Average.

 . The Fund's duration was 6.5 years at March 31, 2000, which was lower than the 7.4-year duration of the benchmark.

 . From March 31, 1999 through March 31, 2000, the municipal yield curve flattened as shorter-term yields rose by 1.00% while long-term yields climbed by 0.60% to 0.70%.

 . The Fund maintained an above-benchmark duration during most of the fiscal year, lowering performance due to the general rise in municipal yields.

 . An underweighting of long-term maturities lowered relative returns as yields increased the least for the longest maturities.

 . Holdings of longer-term, AAA insured bonds detracted from performance as yield premiums on these bonds widened relative to AAA general obligation bonds.

 . The Fund maintained a high average credit quality of AA during the past fiscal year, which benefited returns as credit premiums widened amid heightened investor focus on credit quality.

 . The SEC yield after fees at March 31 was 5.34%, or a fully tax-adjusted 8.84% under a tax rate of 39.6%.

26  PIMCO Funds

PIMCO Short Duration Municipal Income Fund


--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal income tax, consistent with preservation of capital.

Portfolio:
Primarily short and intermediate maturity municipal securities (exempt from federal income tax).

Duration:
1.3 years

Total Net Assets:
$10.7 million

Sector Breakdown:*

                                    [GRAPH]

                       Municipal Bonds and Notes  99.0%
                       Other                       1.0%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  59.4%
                                   AA  16.3%
                                    A  17.4%
                                  BBB   6.9%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                      Inst'l Class         Lehman Brothers 1-Year
                      (Incep. 8/31/1999)   Municipal Bond Index
--------------------------------------------------------------------------------
6 Months                   -1.88%                 1.73%
Since Inception             2.19%                   --

                                    [GRAPH]

                   CUMULATIVE RETURNS THROUGH MARCH 31, 2000
                        $5,000,000 invested at inception

                                Short Duration        Lehman Brothers
                                Municipal Income      1-Year Municipal
                                Fund                  Bond Index
      8/31/1999                    5,000,000              5,000,000
      9/30/1999                    5,015,118              5,012,000
      10/31/1999                   5,026,688              5,023,025
      11/30/1999                   5,043,155              5,038,597
      12/31/1999                   5,056,562              5,042,629
      1/31/2000                    5,077,025              5,061,792
      2/29/2000                    5,086,181              5,076,977
      3/31/2000                    5,109,575              5,098,804

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers 1-Year Municipal Bond Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Fund's primary objective is to generate a high level of interest income that is exempt from federal income taxes, consistent with the preservation of capital.

 .  From its inception on August 31, 1999 through March 31, 2000, the
   Institutional Class shares of the Fund have gained 2.19% cumulatively, or 0.21% greater than the Fund's benchmark, the Lehman Brothers 1-Year Municipal Bond Index.

 . The Fund's duration was 1.3 years at March 31, 2000, which was identical to that of its benchmark.

 . From the inception date through March 31, 2000, shorter-term national municipal yields have risen by up to 0.60%, essentially following the Treasury yield curve.

 . The Fund's NAV did not fall below $9.97 from inception through March 31, despite the general rise in municipal yields.

 . The Fund's allocations to maturities longer than the benchmark improved returns as yields on these maturities rose less.

 . An above-benchmark allocation to revenue bonds added to portfolio returns due to their relatively high yields.

 . An overweight to insured bonds detracted from performance as yield premiums on these bonds widened.

 . The Fund's average credit quality was maintained at AAA or AA+, which improved returns as credit premiums widened amid heightened investor focus on credit quality.

 . The SEC yield after fees at March 31 was 4.18%, or a fully tax-adjusted 6.92% under a tax rate of 39.6%.

                                                          2000 Annual Report  27

PIMCO California Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:

Seeks high current income exempt from federal and California income tax. Capital appreciation is a secondary objective.

Portfolio:

Primarily intermediate maturity municipal securities (exempt from federal and California income tax).

Duration:

6.4 years

Total Net Assets:

$10.2 million

Sector Breakdown:*

                                    [GRAPH]

                       Municipal Bonds and Notes  99.2%
                       Other                       0.8%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  63.9%
                                   AA  21.0%
                                    A   9.6%
                                   BB   5.5%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                                  Lehman Brothers
                      Inst'l Class          Admin. Class          California Tax-Exempt
                      (Incep. 8/31/1999)    (Incep. 9/07/1999)    Intermediate Index
------------------------------------------------------------------------------------------
6 Months                     2.44%                 2.29%                1.82%
Since Inception              3.16%                 2.73%                  --




Cumulative Returns Through March 31, 2000
$5,000,000 invested at inception

                                    [GRAPH]

                            California Intermed.     Lehman Brothers
                            Municipal Bond Fund      California Tax-Exempt
                                                     Intermed. Index
8/31/1999                        5,000,000                 5,000,000
9/30/1999                        5,035,313                 5,031,999
10/31/1999                       4,998,038                 4,998,789
11/30/1999                       5,040,593                 5,039,779
12/31/1999                       5,018,422                 4,993,413
1/31/2000                        5,034,390                 5,021,873
2/29/2000                        5,066,955                 5,049,494
3/31/2000                        5,158,118                 5,123,722

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 8/31/1999, the Fund's Institutional Class inception date compared to the Lehman Brothers California Tax-Exempt Intermediate Index, an unmanaged market index. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. The performance of the Administrative Class reflects the payment of a service fee in an amount not to exceed 0.25% on an annualized basis. The Administrative Class commenced operations on 9/07/1999.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Fund's primary objective is to generate a high level of interest income that is exempt from both federal and California state income taxes.

 .  From its inception on August 31, 1999 through March 31, 2000, the Fund's
   Institutional Class shares have gained 3.16% cumulatively, or 0.69% greater than the Fund's benchmark, the Lehman Brothers California Tax-Exempt Intermediate Index.

 . The Fund's duration was 6.4 years at March 31, 2000, which was greater than the benchmark duration of 5.6 years.

 . From the inception date through March 31, 2000, California yields rose by up to 0.30% for shorter maturities and from 0.10% to 0.15% for intermediate maturities. These increases were less than national municipal yield increases.

 . The Lehman Brothers California State Municipal Index was the best performing state index for the first quarter of 2000.

 . The Fund's performance was positively affected by allocations to longer maturities (beyond 10 years) as longer maturity yields rose less than shorter-term yields.

 . Selections of longer-term insured and pre-refunded issues with call protection were positive for performance.

 . Allocations to higher rated and insured credits helped returns because investors displayed a preference for these issues amid heightened investor focus on credit quality.

 . The Fund had a high average credit quality of AA at March 31, 2000 with limited allocations of 6% to below-investment-grade bonds.


28  PIMCO Funds

PIMCO New York Intermediate Municipal Bond Fund

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Seeks high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

Portfolio:
Primarily intermediate maturity municipal securities (exempt from federal and New York income tax).

Duration:
5.4 years

Total Net Assets:
$3.0 million

Sector Breakdown:*

                                    [GRAPH]

                       Municipal Bonds and Notes  96.6%
                       Other                       3.4%

Quality Breakdown:*

                                    [GRAPH]

                                  AAA  67.2%
                                   AA  14.6%
                                    A  13.2%
                                   BB   5.0%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PORTFOLIO CHARACTERISTICS
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE  For the Period Ended March 31, 2000

                                                    Lehman Brothers
                       Inst'l Class                 New York Tax-Exempt
                       (Incep. 8/31/1999)           Intermediate Index
--------------------------------------------------------------------------------
6 Months                      1.54%                        1.51%
Since Inception               1.93%                          --


                   Cumulative Returns Through March 31, 2000
                   $5,000,000 invested at inception

                                    [GRAPH]

                            New York Intermed.          Lehman Brothers
                            Municipal Bond Fund         New York Tax-Exempt
                                                        Intermed. Index
      8/31/1999                  5,000,000                   5,000,000
      9/30/1999                  5,019,710                   5,015,500
      10/31/1999                 4,980,249                   4,991,426
      11/30/1999                 5,025,490                   5,030,857
      12/31/1999                 5,006,999                   5,009,727
      1/31/2000                  4,983,454                   4,991,693
      2/29/2000                  5,015,826                   5,018,647
      3/31/2000                  5,096,773                   5,091,418

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that fund shares, when redeemed, may be worth more or less than their original cost. The Institutional Class commenced operations on 8/31/1999. The total return performance of the Institutional Class since inception was 0.39%. Income may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 . The Fund's primary objective is to generate a high level of interest income that is exempt from both federal and New York state income taxes.

 .  From its inception on August 31, 1999 through March 31, 2000, the
   Institutional Class shares of the Fund have gained 1.93% cumulatively, or 0.11% higher than the Fund's benchmark, the Lehman Brothers New York Tax-Exempt Intermediate Index.

 . The Fund's duration was 5.4 years at March 31, 2000, which was slightly under the benchmark duration of 5.5 years.

 . From inception through March 31, 2000, the New York state yield curve flattened, following the lead of the Treasury curve, as shorter-term yields rose by 0.40% or more while longer term yields rose only marginally.

 . The Fund's performance was positively affected by allocations to longer maturities (beyond 10 years) as yields in this maturity range rose much less than shorter-term yields.

 . The Fund maintained a higher average credit quality of AA+ versus the benchmark's average quality A+, which boosted results as credit premiums widened marginally.

 . The Fund's 30-day SEC yield for Institutional Class shares at March 31, 2000 was 4.49% after fees, representing a fully tax-adjusted yield of 7.98%1 that would equal the Fund's yield if subjected fully to both Federal and New York state income taxes.


-------------------------------

1 Assumes Federal tax rate of 39.6% and New York state tax rate of 6.85%. Federal tax benefit is taken for New York state taxes.

                                                          2000 Annual Report  29

Financial Highlights - Institutional Classes

                                   Net Asset                        Net Realized/      Total            Dividends      Dividends in
                                   Value                            Unrealized         Income from      from Net       Excess of Net
Selected Per Share Data for        Beginning     Net Investment     Gain (Loss) on     Investment       Investment     Investment
the Year or Period Ended:          of Period     Income (Loss)      Investments        Operations       Income         Income

Total Return Fund
    Institutional Class
    03/31/2000                     $   10.36     $   0.63 (a)       $  (0.40)(a)       $   0.23         $  (0.60)      $  (0.03)
    03/31/1999                         10.62         0.63 (a)           0.16 (a)           0.79            (0.63)          0.00
    03/31/1998                         10.27         0.64 (a)           0.62 (a)           1.26            (0.62)         (0.02)
    03/31/1997                         10.29         0.68              (0.02)              0.66            (0.66)         (0.02)
    03/31/1996                         10.02         0.81               0.29               1.10            (0.61)         (0.10)

    Administrative Class
    03/31/2000                         10.36         0.61 (a)          (0.41)(a)           0.20            (0.58)         (0.02)
    03/31/1999                         10.62         0.61 (a)           0.16 (a)           0.77            (0.61)          0.00
    03/31/1998                         10.27         0.61 (a)           0.63 (a)           1.24            (0.60)         (0.02)
    03/31/1997                         10.29         0.66 (a)          (0.02)(a)           0.64            (0.64)         (0.02)
    03/31/1996                         10.01         0.80               0.29               1.09            (0.60)         (0.09)

Total Return Fund II
    Institutional Class
    03/31/2000                     $   10.11     $   0.58 (a)       $  (0.44)(a)       $   0.14         $  (0.58)      $   0.00
    03/31/1999                         10.26         0.59 (a)           0.17 (a)           0.76            (0.59)          0.00
    03/31/1998                          9.85         0.63 (a)           0.52 (a)           1.15            (0.60)         (0.03)
    03/31/1997                          9.89         0.61              (0.02)              0.59            (0.62)         (0.01)
    11/01/1995 - 03/31/1996            10.21         0.25              (0.17)              0.08            (0.26)          0.00

    Administrative Class
    03/31/2000                         10.11         0.55 (a)          (0.44)(a)           0.11            (0.55)          0.00
    03/31/1999                         10.26         0.56 (a)           0.17 (a)           0.73            (0.56)          0.00
    03/31/1998                          9.85         0.60 (a)           0.52 (a)           1.12            (0.57)         (0.03)
    03/31/1997                          9.89         0.59              (0.02)              0.57            (0.60)         (0.01)
    11/01/1995 - 03/31/1996            10.22         0.24              (0.17)              0.07            (0.26)          0.00

Total Return Fund III
    Institutional Class
    03/31/2000                     $    9.27     $   0.55 (a)       $  (0.53)(a)       $   0.02         $  (0.54)      $  (0.01)
    03/31/1999                          9.55         0.57 (a)           0.20 (a)           0.77            (0.56)          0.00
    03/31/1998                          9.15         0.57 (a)           0.56 (a)           1.13            (0.54)         (0.03)
    03/31/1997                          9.13         0.55               0.05               0.60            (0.55)         (0.02)
    03/31/1996                          8.99         0.72               0.17               0.89            (0.54)         (0.09)

    Administrative Class
    03/31/2000                          9.27         0.54 (a)          (0.54)(a)           0.00            (0.52)         (0.01)
    03/31/1999                          9.55         0.55 (a)           0.20 (a)           0.75            (0.54)          0.00
    04/11/1997 - 03/31/1998             9.12         0.54 (a)           0.58 (a)           1.12            (0.50)         (0.03)

Moderate Duration Fund
    Institutional Class
    03/31/2000                     $    9.94     $   0.60 (a)       $  (0.42)(a)       $   0.18         $  (0.58)      $  (0.02)
    03/31/1999                         10.14         0.60 (a)           0.07 (a)           0.67            (0.60)          0.00
    03/31/1998                          9.83         0.38 (a)           0.56 (a)           0.94            (0.60)          0.00
    12/31/1996 - 03/31/1997            10.00         0.15              (0.17)             (0.02)           (0.15)          0.00

+Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.68%.

30  PIMCO Funds See accompanying notes



Distributions     Distributions                                                                                       Ratio of
from Net          in Excess of Net      Tax Basis                      Net Asset                                      Expenses to
Realized          Realized Capital      Return of    Total             Value End                 Net Assets End       Average Net
Capital Gains     Gains                 Capital      Distributions     of Period   Total Return  of Period (000s)     Assets

$   0.00          $   0.00              $   0.00     $  (0.63)         $    9.96        2.33%    $  24,900,321          0.54%(b)
   (0.24)            (0.18)                 0.00        (1.05)             10.36        7.60        21,711,396          0.43
   (0.27)             0.00                  0.00        (0.91)             10.62       12.63        16,484,119          0.43
    0.00              0.00                  0.00        (0.68)             10.27        6.60        12,528,536          0.43
   (0.12)             0.00                  0.00        (0.83)             10.29       11.14        10,247,605          0.42


    0.00              0.00                  0.00        (0.60)              9.96        2.07         3,233,785          0.79 (c)
   (0.24)            (0.18)                 0.00        (1.03)             10.36        7.33         1,972,984          0.68
   (0.27)             0.00                  0.00        (0.89)             10.62       12.36           481,730          0.68
    0.00              0.00                  0.00        (0.66)             10.27        6.34           151,194          0.68
   (0.12)             0.00                  0.00        (0.81)             10.29       10.99           104,618          0.68


$   0.00          $   0.00              $   0.00     $  (0.58)         $    9.67        1.46%    $   1,263,556          0.50%
   (0.18)            (0.14)                 0.00        (0.91)             10.11        7.46           986,690          0.50
   (0.11)             0.00                  0.00        (0.74)             10.26       11.99           574,587          0.50
    0.00              0.00                  0.00        (0.63)              9.85        6.15           478,451          0.50
   (0.09)            (0.05)                 0.00        (0.40)              9.89        0.78           455,583          0.51+


    0.00              0.00                  0.00        (0.55)              9.67        1.20            56,755          0.75
   (0.18)            (0.14)                 0.00        (0.88)             10.11        7.19            54,736          0.75
   (0.11)             0.00                  0.00        (0.71)             10.26       11.71            15,172          0.75
    0.00              0.00                  0.00        (0.61)              9.85        5.88             5,304          0.75
   (0.09)            (0.05)                 0.00        (0.40)              9.89        0.57             3,320          0.76+


$   0.00          $   0.00              $   0.00     $  (0.55)         $    8.74        0.33%    $     635,592          0.50%
   (0.24)            (0.25)                 0.00        (1.05)              9.27        8.20           488,243          0.50
   (0.16)             0.00                  0.00        (0.73)              9.55       12.62           365,249          0.51
    0.00             (0.01)                 0.00        (0.58)              9.15        6.76           193,297          0.51
   (0.12)             0.00                  0.00        (0.75)              9.13       10.06           142,223          0.50


    0.00              0.00                  0.00        (0.53)              8.74        0.08            10,144          0.75
   (0.24)            (0.25)                 0.00        (1.03)              9.27        7.93             1,867          0.75
   (0.16)             0.00                  0.00        (0.69)              9.55       12.46               178          0.76+


$   0.00          $   0.00             $   0.00      $  (0.60)         $    9.52        1.86%    $   387,126            0.47%
   (0.11)            (0.16)                0.00         (0.87)              9.94        6.70         317,400            0.45
   (0.03)             0.00                 0.00         (0.63)             10.14        9.80         239,152            0.45
    0.00              0.00                 0.00         (0.15)              9.83       (0.25)         13,458            0.44+


   Ratio of Net
   Investment
   Income (Loss)
   to Average Net    Portfolio
   Assets            Turnover Rate

      6.25%               223%
      5.91                154
      6.06                206
      6.60                173
      6.85                221


      6.01                223
      5.52                154
      5.74                206
      6.35                173
      6.64                221


      5.89%               142%
      5.65                213
      6.15                361
      6.38                293
      6.36+                73


      5.56                142
      5.33                213
      5.86                361
      6.13                293
      6.06+                73


      6.21%               186%
      5.85                216
      5.99                183
      6.21                 90
      6.82                177


      6.11                186
      5.59                216
      5.85+               183


      6.16%               129%
      5.94                169
      3.75                 96
      6.01+                49

                                   2000 Annual Report See accompanying notes  31

                                                                                         Net Realized/    Total        Dividends
                                                        Net Asset Value                  Unrealized       Income from  from Net
                                                        Beginning        Net Investment  Gain (Loss) on   Investment   Investment
Selected Per Share Data for the Year or Period Ended:   of Period        Income (Loss)   Investments      Operations   Income
Low Duration Fund
    Institutional Class
    03/31/2000                                          $      10.10     $   0.64 (a)    $   (0.29)(a)    $    0.35    $    (0.63)
    03/31/1999                                                 10.18         0.65 (a)        (0.02)(a)         0.63         (0.65)
    03/31/1998                                                  9.98         0.65 (a)         0.23 (a)         0.88         (0.63)
    03/31/1997                                                  9.95         0.64             0.03             0.67         (0.63)
    03/31/1996                                                  9.76         0.66             0.21             0.87         (0.68)
    Administrative Class
    03/31/2000                                                 10.10         0.61 (a)        (0.29)(a)         0.32         (0.60)
    03/31/1999                                                 10.18         0.62 (a)        (0.02)(a)         0.60         (0.62)
    03/31/1998                                                  9.98         0.63 (a)         0.22 (a)         0.85         (0.60)
    03/31/1997                                                  9.95         0.62             0.03             0.65         (0.60)
    03/31/1996                                                  9.76         0.63             0.21             0.84         (0.65)

Low Duration Fund II
    Institutional Class
    03/31/2000                                          $       9.95     $   0.58 (a)    $   (0.27)(a)   $     0.31    $    (0.57)
    03/31/1999                                                 10.00         0.58 (a)         0.00 (a)         0.58         (0.58)
    03/31/1998                                                  9.81         0.22 (a)         0.59 (a)         0.81         (0.56)
    03/31/1997                                                  9.82         0.62            (0.03)            0.59         (0.58)
    03/31/1996                                                  9.77         0.66             0.04             0.70         (0.60)
    Administrative Class
    03/31/2000                                                  9.95         0.52 (a)        (0.23)(a)         0.29         (0.55)
    03/31/1999                                                 10.00         0.56 (a)         0.00 (a)         0.56         (0.56)
    02/02/1998 - 03/31/1998                                    10.03         0.14 (a)        (0.08)(a)         0.06         (0.08)

Low Duration Fund III
    Institutional Class
    03/31/2000                                          $       9.98     $   0.61 (a)    $   (0.32)(a)   $     0.29    $    (0.61)
    03/31/1999                                                 10.05         0.60 (a)         0.00 (a)         0.60         (0.60)
    03/31/1998                                                  9.91         0.53 (a)         0.24 (a)         0.77         (0.60)
    12/31/1996 - 03/31/1997                                    10.00         0.15            (0.09)            0.06         (0.15)
    Administrative Class
    03/31/2000                                                  9.98         0.57 (a)        (0.31)            0.26         (0.58)
    03/19/1999 - 03/31/1999                                     9.97         0.02             0.01             0.03         (0.02)

Short-Term Fund
    Institutional Class
    03/31/2000                                          $      10.03     $   0.59 (a)    $   (0.08)(a)   $     0.51    $    (0.59)
    03/31/1999                                                 10.06         0.57 (a)        (0.02)(a)         0.55         (0.57)
    03/31/1998                                                 10.00         0.62 (a)         0.06 (a)         0.68         (0.60)
    03/31/1997                                                  9.92         0.61             0.08             0.69         (0.59)
    03/31/1996                                                  9.79         0.69             0.12             0.81         (0.65)
    Administrative Class
    03/31/2000                                                 10.03         0.57 (a)        (0.09)(a)         0.48         (0.56)
    03/31/1999                                                 10.06         0.54 (a)        (0.02)(a)         0.52         (0.54)
    03/31/1998                                                 10.00         0.59 (a)         0.07 (a)         0.66         (0.58)
    03/31/1997                                                  9.92         0.58             0.08             0.66         (0.57)
    02/01/1996 - 03/31/1996                                     9.98         0.11            (0.07)            0.04         (0.10)

                               Dividends in
                               Excess of Net
                               Investment
                               Income
Low Duration Fund
    Institutional Class
    03/31/2000                 $     (0.01)
    03/31/1999                        0.00
    03/31/1998                       (0.02)
    03/31/1997                       (0.01)
    03/31/1996                        0.00
    Administrative Class
    03/31/2000                       (0.01)
    03/31/1999                        0.00
    03/31/1998                       (0.02)
    03/31/1997                       (0.02)
    03/31/1996                        0.00

Low Duration Fund II
    Institutional Class
    03/31/2000                 $      0.00
    03/31/1999                        0.00
    03/31/1998                       (0.04)
    03/31/1997                       (0.02)
    03/31/1996                       (0.03)
    Administrative Class
    03/31/2000                        0.00
    03/31/1999                        0.00
    02/02/1998 - 03/31/1998          (0.01)

Low Duration Fund III
    Institutional Class
    03/31/2000                 $      0.00
    03/31/1999                        0.00
    03/31/1998                        0.00
    12/31/1996 - 03/31/1997           0.00
    Administrative Class
    03/31/2000                        0.00
    03/19/1999 - 03/31/1999           0.00

Short-Term Fund
    Institutional Class
    03/31/2000                 $      0.00
    03/31/1999                        0.00
    03/31/1998                       (0.01)
    03/31/1997                       (0.02)
    03/31/1996                       (0.03)
    Administrative Class
    03/31/2000                        0.00
    03/31/1999                        0.00
    03/31/1998                       (0.01)
    03/31/1997                       (0.01)
    02/01/1996 - 03/31/1996           0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.43%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.45%
(e) Ratio of expenses to average net assets excluding interest expense is 0.70%.
(f) Ratio of expenses to average net assets excluding interest expense is 0.50%.

32  PIMCO Funds See accompanying notes


Distributions     Distributions                                                                                   Ratio of
from Net          in Excess of      Tax Basis                     Net Asset                                       Expenses to
Realized          Net Realized      Return of    Total            Value End                    Net Assets End     Average Net
Capital Gains     Capital Gains     Capital      Distributions    of Period     Total Return   of Period (000s)   Assets

$        0.00     $    0.00         $    0.00    $     (0.64)     $    9.81         3.56%      $ 3,440,455        0.51%(b)
        (0.01)        (0.05)             0.00          (0.71)         10.10         6.35         3,367,438        0.43
        (0.03)         0.00              0.00          (0.68)         10.18         9.00         2,759,531        0.43
         0.00          0.00              0.00          (0.64)          9.98         6.97         2,797,001        0.43
         0.00          0.00              0.00          (0.68)          9.95         9.13         2,677,574        0.42


         0.00          0.00              0.00          (0.61)          9.81         3.30           118,874        0.75 (g)
        (0.01)        (0.05)             0.00          (0.68)         10.10         6.09           128,212        0.68
        (0.03)         0.00              0.00          (0.65)         10.18         8.73            46,186        0.68
         0.00          0.00              0.00          (0.62)          9.98         6.71            23,564        0.68
         0.00          0.00              0.00          (0.65)          9.95         8.83             2,536        0.69




$        0.00     $    0.00         $    0.00    $     (0.57)     $    9.69         3.28%      $   467,997        0.57%(e)
         0.00         (0.05)             0.00          (0.63)          9.95         5.89           414,463        0.57 (f)
        (0.02)         0.00              0.00          (0.62)         10.00         8.29           401,204        0.50
         0.00          0.00              0.00          (0.60)          9.81         6.33           339,375        0.51
         0.00          0.00             (0.02)         (0.65)          9.82         7.30           253,299        0.48

         0.00          0.00              0.00          (0.55)          9.69         3.01                71        1.17 (c)
         0.00         (0.05)             0.00          (0.61)          9.95         5.63            22,594        0.85 (c)
         0.00          0.00              0.00          (0.09)         10.00         0.58                56        0.75+



$        0.00     $    0.00         $    0.00    $     (0.61)     $    9.66         2.98%      $    32,349        0.55%(f)
         0.00         (0.07)             0.00          (0.67)          9.98         6.10            26,549        0.50
        (0.03)         0.00              0.00          (0.63)         10.05         7.93            23,896        0.50
         0.00          0.00              0.00          (0.15)          9.91         0.58            10,056        0.49+

         0.00          0.00              0.00          (0.58)          9.66         2.71                10        0.82 (c)
         0.00          0.00              0.00          (0.02)          9.98         0.15                 6        0.75




$        0.00     $    0.00         $    0.00    $     (0.59)     $    9.95         5.19%      $   589,203        0.64%(d)
         0.00         (0.01)             0.00          (0.58)         10.03         5.63           495,752        0.45
        (0.01)         0.00              0.00          (0.62)         10.06         7.06           172,846        0.45
         0.00          0.00              0.00          (0.61)         10.00         7.12           156,515        0.47
         0.00          0.00              0.00          (0.68)          9.92         8.49           101,797        0.58


         0.00          0.00              0.00          (0.56)          9.95         4.91            15,137        0.89 (e)
         0.00         (0.01)             0.00          (0.55)         10.03         5.39             3,769        0.70
        (0.01)         0.00              0.00          (0.60)         10.06         6.80             5,147        0.70
         0.00          0.00              0.00          (0.58)         10.00         6.86             4,513        0.72
         0.00          0.00              0.00          (0.10)          9.92         0.41             3,999        0.52+
Ratio of Net
Investment
Income (Loss) to
Average Net              Portfolio
Assets                   Turnover Rate
      6.40%                       82%
      6.36                       245
      6.39                       309
      6.46                       240
      6.88                       209

      6.13                        82
      6.09                       245
      6.16                       309
      6.21                       240
      6.73                       209




      5.88%                      117%
      5.79                       322
      5.98                       335
      6.31                       237
      6.61                       225

      5.30                       117
      5.47                       322
      8.53+                      335




      6.20%                       87%
      5.94                       167
      5.98                       307
      6.00+                      155

      5.79                        87
      6.42                       167




      5.88%                       38%
      5.66                        47
      6.12                        48
      6.12                        77
      6.86                       215

      5.67                        38
      5.37                        47
      5.86                        48
      5.87                        77
      4.44+                      215

(g) Ratio of expenses to average net assets excluding interest expense is 0.68%.


                                   2000 Annual Report See accompanying notes  33

                                                                                  Net Realized/
                                                      Net Asset                   Unrealized    Total       Dividends  Dividends in
                                                      Value         Net            Gain (Loss)  Income from from Net   Excess of Net
                                                      Beginning     Investment     on           Investment  Investment Investment
Selected Per Share Data for the Year or Period Ended: of Period     Income (Loss)  Investments  Operations  Income     Income
Money Market Fund
    Institutional Class
    03/31/2000                                        $    1.00  $   0.05 (a)    $   0.00 (a)   $   0.05    $  (0.05)    $  0.00
    03/31/1999                                             1.00      0.05 (a)        0.00 (a)       0.05       (0.05)       0.00
    03/31/1998                                             1.00      0.05 (a)        0.00 (a)       0.05       (0.05)       0.00
    03/31/1997                                             1.00      0.05            0.00           0.05       (0.05)       0.00
    11/01/1995 - 03/31/1996                                1.00      0.02            0.00           0.02       (0.02)       0.00
    Administrative Class
    03/31/2000                                             1.00      0.05 (a)        0.00 (a)       0.05       (0.05)       0.00
    03/31/1999                                             1.00      0.05 (a)        0.00 (a)       0.05       (0.05)       0.00
    03/31/1998                                             1.00      0.05 (a)        0.00 (a)       0.05       (0.05)       0.00
    03/31/1997                                             1.00      0.05            0.00           0.05       (0.05)       0.00
    11/01/1995 - 03/31/1996                                1.00      0.02            0.00           0.02       (0.02)       0.00

Long-Term U.S. Government Fund
    Institutional Class
    03/31/2000                                        $   10.30  $   0.61 (a)    $  (0.50)(a)   $   0.11    $  (0.62)    $  0.00
    03/31/1999                                            10.57      0.63 (a)        0.20 (a)       0.83       (0.64)       0.00
    03/31/1998                                             9.39      0.52 (a)        1.34 (a)       1.86       (0.62)       0.00
    03/31/1997                                             9.96      0.79           (0.35)          0.44       (0.68)       0.00
    03/31/1996                                             9.85      0.83            0.66           1.49       (0.68)      (0.04)
    Administrative Class
    03/31/2000                                            10.30      0.57 (a)       (0.49)(a)       0.08       (0.59)       0.00
    03/31/1999                                            10.57      0.60 (a)        0.20 (a)       0.80       (0.61)       0.00
    09/23/1997 - 03/31/1998                               10.17      0.26 (a)        0.51 (a)       0.77       (0.31)       0.00

High Yield Fund
    Institutional Class
    03/31/2000                                        $   11.23  $   0.94 (a)    $  (1.01)(a)   $  (0.07)   $  (0.93)    $ (0.01)
    03/31/1999                                            11.66      0.95 (a)       (0.43)(a)       0.52       (0.94)      (0.01)
    03/31/1998                                            11.10      0.98 (a)        0.65 (a)       1.63       (0.98)       0.00
    03/31/1997                                            10.94      0.92            0.34           1.26       (0.97)       0.00
    03/31/1996                                            10.42      1.04            0.54           1.58       (1.01)       0.00
    Administrative Class
    03/31/2000                                            11.23      0.91 (a)       (1.01)(a)      (0.10)      (0.90)      (0.01)
    03/31/1999                                            11.66      0.93 (a)       (0.43)(a)       0.50       (0.92)      (0.01)
    03/31/1998                                            11.10      0.95 (a)        0.65 (a)       1.60       (0.95)       0.00
    03/31/1997                                            10.94      0.85 (a)        0.38 (a)       1.23       (0.94)       0.00
    03/31/1996                                            10.41      1.02 (a)        0.54 (a)       1.56       (0.98)       0.00

Total Return Mortgage Fund
    Institutional Class
    03/31/2000                                        $   10.19  $   0.59 (a)    $  (0.21)(a)   $   0.38    $  (0.59)    $  0.00
    03/31/1999                                            10.24      0.58 (a)        0.05 (a)       0.63       (0.58)       0.00
    07/31/1997 - 03/31/1998                               10.00      0.41 (a)        0.30 (a)       0.71       (0.46)       0.00

Low Duration Mortgage Fund
    Institutional Class
    03/31/2000                                        $   10.01  $   0.62 (a)    $  (0.12)(a)   $   0.50    $  (0.62)    $  0.00
    03/31/1999                                            10.13      0.64 (a)       (0.08)(a)       0.56       (0.64)       0.00
    07/31/1997 - 03/31/1998                               10.00      0.43 (a)        0.14 (a)       0.57       (0.42)       0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.76%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.51%

34 PIMCO Funds See accompanying notes


                                                                                                  Ratio of    Ratio of Net
                                                                                                  Expenses    Investment
Distributions    Distributions                                                       Net Assets   to          Income (Loss)
from Net         in Excess of    Tax Basis                  Net Asset                End          Average     to Average   Portfolio
Realized         Net Realized    Return of   Total          Value End                of Period    Net         Net          Turnover
Capital Gains    Capital Gains   Capital     Distributions  of Period  Total Return   (000s)      Assets      Assets       Rate

$        0.00    $    0.00       $    0.00   $    (0.05)    $   1.00       5.21%    $   305,016      0.35%      5.04%        N/A
         0.00         0.00            0.00        (0.05)        1.00       5.14         322,290      0.35       4.85         N/A
         0.00         0.00            0.00        (0.05)        1.00       5.40          55,335      0.35       5.29         N/A
         0.00         0.00            0.00        (0.05)        1.00       5.19          23,497      0.40       5.08         N/A
         0.00         0.00            0.00        (0.02)        1.00       2.58          25,935      0.33+      5.44+        N/A

         0.00         0.00            0.00        (0.05)        1.00       4.96           9,791      0.60       4.79         N/A
         0.00         0.00            0.00        (0.05)        1.00       4.93           9,273      0.60       4.44         N/A
         0.00         0.00            0.00        (0.05)        1.00       5.12             749      0.60       5.04         N/A
         0.00         0.00            0.00        (0.05)        1.00       4.94              12      0.66       4.83         N/A
         0.00         0.00            0.00        (0.02)        1.00       2.47              10      0.61+      5.95+        N/A




$        0.00    $    0.00       $    0.00   $    (0.62)    $   9.79       1.26%    $   217,410      0.57%(b)   6.29%        320%
         0.00        (0.46)           0.00        (1.10)       10.30       7.76         170,847      0.89 (b)   5.83         364
        (0.06)        0.00            0.00        (0.68)       10.57      20.23          48,547      0.51       4.88         177
         0.00        (0.33)           0.00        (1.01)        9.39       4.48          19,995      0.63       7.63         402
        (0.50)       (0.16)           0.00        (1.38)        9.96      14.83          32,511      0.56       6.80         238

         0.00         0.00            0.00        (0.59)        9.79       1.01          39,808      0.82 (e)   5.82         320
         0.00        (0.46)           0.00        (1.07)       10.30       7.46          11,383      1.15 (c)   5.58         364
        (0.06)        0.00            0.00        (0.37)       10.57       7.60           4,957      0.76+      4.87+        177




$        0.00    $    0.00       $    0.00   $    (0.94)    $  10.22      (0.74)%   $ 1,960,171      0.50%      8.64%         39%
         0.00         0.00            0.00        (0.95)       11.23       4.73       2,162,868      0.50       8.41          39
         0.00        (0.09)           0.00        (1.07)       11.66      15.26       1,628,930      0.50       8.52          37
        (0.13)        0.00            0.00        (1.10)       11.10      12.04         744,498      0.50       8.77          67
        (0.05)        0.00            0.00        (1.06)       10.94      15.70         536,983      0.47       9.28          66

         0.00         0.00            0.00        (0.91)       10.22      (0.99)        354,296      0.75       8.40          39
         0.00         0.00            0.00        (0.93)       11.23       4.49         238,792      0.75       8.17          39
         0.00        (0.09)           0.00        (1.04)       11.66      14.98          69,937      0.75       8.21          37
        (0.13)        0.00            0.00        (1.07)       11.10      11.76          10,428      0.76       8.48          67
        (0.05)        0.00            0.00        (1.03)       10.94      15.54           1,007      0.80       9.16          66




$        0.00    $   (0.01)      $    0.00   $    (0.60)    $   9.97       3.91%    $     3,971      0.50%      5.94%       1476%
        (0.03)       (0.07)           0.00        (0.68)       10.19       6.27           4,128      0.50       5.66         158
        (0.01)        0.00            0.00        (0.47)       10.24       6.69           3,588      0.52+      6.07+        593




$        0.00    $    0.00       $    0.00   $    (0.62)    $   9.89       5.16%    $     4,308      1.60%(d)   6.23%        952%
         0.00        (0.04)           0.00        (0.68)       10.01       5.71           4,119      2.37 (d)   6.35         198
        (0.02)        0.00            0.00        (0.44)       10.13       5.86           3,748      1.81+(b)   6.30+        486


(e) Ratio of expenses to average net assets excluding interest expense is 0.75%.


                                    2000 Annual Report See accompanying notes 35

                                                                          Net Realized/
                                               Net Asset                  Unrealized   Total        Dividends   Dividends in
                                               Value       Net            Gain (Loss)  Income from  from Net    Excess of Net
Selected Per Share Data for the Year           Beginning   Investment     on           Investment   Investment  Investment
  or Period Ended:                             of Period   Income (Loss)  Investments  Operations   Income      Income
Real Return Bond Fund
    Institutional Class
    03/31/2000                                 $     9.83  $   0.68 (a)   $   0.11 (a) $     0.79   $   (0.68)  $    0.00
    03/31/1999                                       9.77      0.51 (a)       0.10 (a)       0.61       (0.48)      (0.07)
    03/31/1998                                       9.93      0.44 (a)       0.05 (a)       0.49       (0.48)      (0.03)
    01/29/1997 - 03/31/1997                          9.92      0.11          (0.02)          0.09       (0.08)       0.00

Foreign Bond Fund
    Institutional Class
    03/31/2000                                 $    10.63  $   0.64 (a)   $  (0.45)(a) $     0.19   $   (0.64)  $    0.00
    03/31/1999                                      10.74      0.58 (a)       0.24 (a)       0.82       (0.58)       0.00
    03/31/1998                                      10.41      0.66 (a)       0.61 (a)       1.27       (0.63)       0.00
    03/31/1997                                      10.50      0.80           1.00           1.80       (0.40)       0.00
    03/31/1996                                       9.38      0.96           1.03           1.99       (0.34)      (0.25)
    Administrative Class
    03/31/2000                                      10.63      0.61 (a)      (0.45)(a)       0.16       (0.61)       0.00
    03/31/1999                                      10.74      0.56 (a)       0.24 (a)       0.80       (0.56)       0.00
    03/31/1998                                      10.41      0.63 (a)       0.61 (a)       1.24       (0.60)       0.00
    01/28/1997 - 03/31/1997                         10.54      0.59          (0.67)         (0.08)      (0.05)       0.00

Global Bond Fund
    Institutional Class
    03/31/2000                                 $     9.76  $   0.57 (a)   $  (0.75)(a) $    (0.18)  $   (0.46)  $   (0.06)
    03/31/1999                                       9.70      0.52 (a)       0.14 (a)       0.66       (0.36)      (0.16)
    03/31/1998                                       9.86      0.66 (a)      (0.10)(a)       0.56       (0.53)       0.00
    03/31/1997                                      10.05      0.70          (0.01)          0.69       (0.44)       0.00
    03/31/1996                                       9.87      0.45           0.72           1.17       (0.61)       0.00
    Administrative Class
    03/31/2000                                       9.76      0.55 (a)      (0.75)(a)      (0.20)      (0.45)      (0.05)
    03/31/1999                                       9.70      0.51 (a)       0.14 (a)       0.65       (0.35)      (0.16)
    03/31/1998                                       9.86      0.59 (a)      (0.05)(a)       0.54       (0.51)       0.00
    08/01/1996 - 03/31/1997                         10.28      0.51          (0.23)          0.28       (0.26)       0.00

Global Bond Fund II
    Institutional Class
    03/31/2000                                 $     9.89  $   0.56 (a)   $  (0.46)(a) $     0.10   $   (0.55)  $   (0.01)
    03/31/1999                                       9.92      0.52 (a)       0.06 (a)       0.58       (0.52)       0.00
    02/25/1998 - 03/31/1998                          9.82      0.06 (a)       0.09 (a)       0.15        0.00       (0.05)

Emerging Markets Bond Fund
    Institutional Class
    03/31/2000                                 $     7.51  $   0.86 (a)   $   1.11 (a) $     1.97   $   (0.87)  $    0.00
    03/31/1999                                       9.67      0.87 (a)      (2.11)(a)      (1.24)      (0.87)       0.00
    07/31/1997 - 03/31/1998                         10.00      0.46 (a)      (0.18)(a)       0.28       (0.46)       0.00
    Administrative Class
    03/31/2000                                       7.51      0.83 (a)       1.12 (a)       1.95       (0.85)       0.00
    09/30/1998 - 03/31/1999                          6.82      0.45 (a)       0.74 (a)       1.19       (0.45)       0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.50%.
(c) Ratio of expenses to average net assets excluding interest expense is 0.75%.
(d) Ratio of expenses to average net assets excluding interest expense is 0.55%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.80%.

36  PIMCO Funds See accompanying notes

                                                                                                          Ratio of Net
Distributions Distributions                                                                  Ratio of     Investment
from Net      in Excess of  Tax Basis                 Net Asset                Net Assets    Expenses to  Income (Loss)  Portfolio
Realized      Net Realized  Return of   Total         Value End                End of        Average Net  to Average     Turnover
Capital Gains Capital Gains Capital     Distributions of Period  Total Return  Period (000s) Assets       Net Assets     Rate
$    (0.02)   $    0.00     $    0.00   $     (0.70)  $    9.92     8.37%      $   207,826     0.53%        6.91%          253%
      0.00         0.00          0.00         (0.55)       9.83     6.41            15,588     0.52         5.18           438
     (0.14)        0.00          0.00         (0.65)       9.77     4.70             5,526     0.52         4.46           967
      0.00         0.00          0.00         (0.08)       9.93     0.09             5,638     0.51+        6.54+          160



$    (0.15)   $    0.00     $    0.00   $     (0.79)  $    10.03    1.96%      $   421,831     0.69%(b)     6.20%          330%
     (0.10)       (0.25)         0.00         (0.93)       10.63    7.92           530,325     0.50         5.39           376
     (0.31)        0.00          0.00         (0.94)       10.74   12.64           392,198     0.50         6.32           280
     (1.49)        0.00          0.00         (1.89)       10.41   17.69           234,880     0.50         7.88           984
     (0.25)       (0.03)         0.00         (0.87)       10.50   21.80           258,493     0.52         5.83          1234

     (0.15)        0.00          0.00         (0.76)       10.03    1.70             4,824     0.97 (c)     6.01           330
     (0.10)       (0.25)         0.00         (0.91)       10.63    7.65             2,096     0.75         5.13           376
     (0.31)        0.00          0.00         (0.91)       10.74   12.34               315     0.75         6.07           280
      0.00         0.00          0.00         (0.05)       10.41   (0.72)               30     0.79+        7.63+          984



$     0.00    $    0.00     $   (0.05)  $     (0.57)  $    9.01    (1.81)%     $   271,538     0.71%(d)     6.12%         301%
     (0.08)        0.00          0.00         (0.60)       9.76     6.90           266,984     0.55         5.35           143
      0.00        (0.19)         0.00         (0.72)       9.70     5.85           256,274     0.55         6.64           389
     (0.44)        0.00          0.00         (0.88)       9.86     6.78           215,631     0.56         7.51           911
     (0.21)       (0.17)         0.00         (0.99)      10.05    12.04           133,833     0.58         5.88          1083

      0.00         0.00         (0.05)        (0.55)       9.01    (2.05)            2,238     0.92 (e)     5.91           301
     (0.08)        0.00          0.00         (0.59)       9.76     6.78             1,326     0.80         5.21           143
      0.00        (0.19)         0.00         (0.70)       9.70     5.57             1,548     0.80         6.39           389
     (0.44)        0.00          0.00         (0.70)       9.86     2.97               346     0.78+        5.66+          911




$    (0.02)   $    0.00     $    0.00   $     (0.58)  $    9.41     1.11%      $    84,926     0.61%(d)     5.92%          290%
     (0.01)       (0.08)         0.00         (0.61)       9.89     6.06            29,044     0.55         5.29           236
      0.00         0.00          0.00         (0.05)       9.92     1.02            24,517     0.55+        6.24+          369




$     0.00    $    0.00     $    0.00   $     (0.87)  $    8.61    27.90%      $    12,614     0.89%       10.69%          328%
      0.00        (0.05)         0.00         (0.92)       7.51   (12.55)            3,641     0.85        11.08           315
     (0.15)        0.00          0.00         (0.61)       9.67     3.10             3,676     0.86+        7.21+          695

      0.00         0.00          0.00         (0.85)       8.61    27.60            13,490     1.14        10.30           328
      0.00        (0.05)         0.00         (0.50)       7.51    17.88               118     1.10+        6.24+          315

                                   2000 Annual Report See accompanying notes  37




                                                                                 Net Realized/
                                                  Net Asset                      Unrealized   Total       Dividends   Dividends in
                                                  Value            Net           Gain (Loss)  Income from from Net    Excess of Net
Selected Per Share Data for                       Beginning        Investment    on           Investment  Investment  Investment
the Year or Period Ended:                         of Period        Income (Loss) Investments  Operations  Income      Income

Strategic Balanced Fund
    Institutional Class
    03/31/2000                                    $        12.76   $   0.80 (a) $   0.44 (a) $     1.24   $    (0.74) $    0.00
    03/31/1999                                             12.60       0.89 (a)     0.60 (a)       1.49        (0.66)      0.00
    03/31/1998                                             10.32       1.30 (a)     2.05 (a)       3.35        (0.84)      0.00
    06/28/1996 - 03/31/1997                                10.00       0.85         0.31           1.16        (0.63)      0.00
    Administrative Class
    6/30/1999 - 03/31/2000                                 13.17       0.62 (a)     0.07 (a)       0.69        (0.61)      0.00

Convertible Fund
    Institutional Class
    03/31/2000                                    $        10.00   $   0.07 (a) $   5.97 (a) $     6.04   $    (0.03) $   (0.15)

StocksPLUS Fund
    Institutional Class
    03/31/2000                                    $        14.32   $   1.08 (a) $   1.33 (a) $     2.41   $    (1.10) $    0.00
    03/31/1999                                             14.09       0.97 (a)     1.32 (a)       2.29        (0.82)      0.00
    03/31/1998                                             11.46       1.90 (a)     3.23 (a)       5.13        (1.41)      0.00
    03/31/1997                                             11.16       1.27         0.82           2.09        (1.27)      0.00
    03/31/1996                                             10.48       0.91         2.48           3.39        (1.05)      0.00
    Administrative Class
    03/31/2000                                             14.25       1.10 (a)     1.23 (a)       2.33        (1.07)      0.00
    03/31/1999                                             14.06       1.10 (a)     1.13 (a)       2.23        (0.80)      0.00
    03/31/1998                                             11.46       1.89 (a)     3.19 (a)       5.08        (1.39)      0.00
    01/07/1997 - 03/31/1997                                11.56       0.14        (0.09)          0.05        (0.15)      0.00

Municipal Bond Fund
    Institutional Class
    03/31/2000                                    $        10.12   $   0.46 (a) $  (0.65)(a) $    (0.19)  $    (0.46) $    0.00
    03/31/1999                                              9.97       0.45 (a)     0.14 (a)       0.59        (0.44)      0.00
    12/31/1997 - 03/31/1998                                10.00       0.11 (a)    (0.03)(a)       0.08        (0.11)      0.00
    Administrative Class
    03/31/2000                                             10.12       0.44 (a)    (0.65)(a)      (0.21)       (0.44)      0.00
    09/30/1998 - 03/31/1999                                10.25       0.21        (0.13)          0.08        (0.21)      0.00

Short Duration Municipal Income Fund
    Institutional Class
    08/31/1999 - 03/31/2000                       $        10.00   $   0.23 (a) $  (0.01)(a) $     0.22   $    (0.23) $    0.00

California Intermediate Municipal Bond Fund
    Institutional Class
    08/31/1999 - 03/31/2000                       $        10.00   $   0.25 (a) $   0.06 (a) $     0.31   $    (0.24) $    0.00
    Administrative Class
    09/07/1999 - 03/31/2000                                10.02       0.22 (a)     0.05 (a)       0.27        (0.22)      0.00

New York Intermediate Municipal Bond Fund
    Institutional Class
    08/31/1999 - 03/31/2000                       $        10.00   $   0.23 (a) $  (0.04)(a) $     0.19   $    (0.23) $    0.00

+ Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.69%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.62%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.02%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.01%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.30%.

38   PIMCO Funds See accompanying notes


Distributions         Distributions
Expenses to           in Excess of       Tax Basis                               Net Asset
Realized              Net Realized       Return of            Total              Value End
Capital Gains         Capital Gains      Capital              Distributions      of Period       Total Return
$         (0.15)      $   (0.31)         $    0.00            $    (1.20)        $    12.80         10.05%
          (0.67)           0.00               0.00                 (1.33)             12.76         12.36
          (0.23)           0.00               0.00                 (1.07)             12.60         33.40
          (0.21)           0.00               0.00                 (0.84)             10.32         11.83

          (0.15)          (0.31)              0.00                 (1.07)             12.79          5.47

$         (0.09)      $    0.00          $    0.00            $    (0.27)        $    15.77         60.66%


$         (0.97)      $   (0.51)         $    0.00            $    (2.58)        $    14.15         17.82%
          (1.24)           0.00               0.00                 (2.06)             14.32         17.65
          (1.09)           0.00               0.00                 (2.50)             14.09         47.75
          (0.52)           0.00               0.00                 (1.79)             11.46         19.44
          (1.62)          (0.04)              0.00                 (2.71)             11.16         34.07

          (0.97)          (0.51)              0.00                 (2.55)             14.03         17.31
          (1.24)           0.00               0.00                 (2.04)             14.25         17.21
          (1.09)           0.00               0.00                 (2.48)             14.06         47.19
           0.00            0.00               0.00                 (0.15)             11.46          0.34


$          0.00       $    0.00          $    0.00            $    (0.46)        $     9.47         (1.81)%
           0.00            0.00               0.00                 (0.44)             10.12          6.04
           0.00            0.00               0.00                 (0.11)              9.97          0.78

           0.00            0.00               0.00                 (0.44)              9.47         (2.07)
           0.00            0.00               0.00                 (0.21)             10.12          0.83

$          0.00       $    0.00          $    0.00            $    (0.23)        $     9.99          2.19%


$         (0.02)      $    0.00          $    0.00            $    (0.26)        $    10.05          3.16%

          (0.02)           0.00               0.00                 (0.24)             10.05          2.73


$         (0.02)      $    0.00          $    0.00            $    (0.25)        $     9.94          1.93%


                                        Ratio of Net
                       Ratio of         Investment
                       Expenses to      Income (Loss)
    Net Assets End     Average Net      to Average Net      Portfolio
    of Period (000s)   Assets           Assets              Turnover Rate

    $  124,934            0.65%              6.19%                176%
        97,945            0.65               7.00                  82
        38,806            0.65              10.84                  56
        10,360            0.90+              9.72+                 95

           709            0.90+              6.48+                176


    $  168,224            0.65% (b)          0.50%                247%


    $  620,144            0.65%              7.42%                 92%
       512,953            0.65                6.92                 81
       416,600            0.65               13.74                 30
       235,829            0.65               11.78                 47
       151,869            0.70               15.23                102

        28,403            0.90                7.61                 92
        11,302            0.90                7.83                 81
         2,143            0.90               13.49                 30
           682            0.95+               4.83+                47


    $     5,684           0.50%               4.80%               145%
          5,894           0.50                4.41                 70
          3,023           0.50+               4.46+                60

          3,141           0.75                4.58                145
          1,419           0.75+               2.11+                70


    $    10,725           0.39%+(c)           3.92%+              171%


    $     8,415           0.49%+(d)           4.22%+              357%

             10           0.75+ (e)           3.95+               357


    $     3,058           0.49%+(f)           4.00%+              270%


                                   2000 Annual Report See accompanying notes  39

Statements of Assets and Liabilities
March 31, 2000


                                                                 Total           Total           Total            Moderate
Amounts in thousands, except per share amounts                   Return Fund     Return Fund II  Return Fund III  Duration Fund

Assets:
Investments, at value                                            $  41,494,212   $   1,732,966   $      841,854   $      398,972
Cash and foreign currency                                               12,437               0            1,958              948
Receivable for investments sold and forward
  foreign currency contracts                                           702,805          53,925           25,731            5,412
Receivable for Fund shares sold                                        112,052          11,361              258            8,004
Variation margin receivable                                             12,351             345              300              180
Interest and dividends receivable                                      375,681          14,589            7,452            3,520
Other assets                                                             2,610               8               18                0
                                                                    42,712,148       1,813,194          877,571          417,036

Liabilities:
Payable for investments purchased and forward foreign
  currency contracts                                             $   6,321,535         346,536   $      105,186   $       29,112
Payable for financing transactions                                   4,055,744         141,278          120,847                0
Notes payable                                                          551,828               0                0                0
Written options outstanding                                             45,441           1,707              835              332
Payable for Fund shares redeemed                                       116,224             428            3,471               47
Dividends payable                                                       38,087           1,590              305                8
Accrued investment advisory fee                                          6,927             285              144               84
Accrued administration fee                                               5,644             285              144               67
Accrued distribution fee                                                 1,566              10                1                0
Accrued servicing fee                                                      758               0                0                0
Variation margin payable                                                14,848               0              298              113
Other liabilities                                                       17,273             764              604              147
                                                                    11,175,875         492,883          231,835           29,910
Net Assets                                                       $  31,536,273   $   1,320,311   $      645,736   $      387,126

Net Assets Consist of:
Paid in capital                                                  $  33,008,257   $   1,378,118   $      685,810   $      405,624
Undistributed (overdistributed) net investment income                  (57,894)           (839)            (794)            (236)
Accumulated undistributed net realized gain (loss)                  (1,057,756)        (50,245)         (31,136)         (14,745)
Net unrealized appreciation (depreciation)                            (356,334)         (6,723)          (8,144)          (3,517)
                                                                 $  31,536,273   $   1,320,311   $      645,736   $      387,126

Net Assets:
Institutional Class                                              $  24,900,321   $   1,263,556   $      635,592   $      387,126
Administrative Class                                                 3,233,785          56,755           10,144                0
Other Classes                                                        3,402,167               0                0                0

Shares Issued and Outstanding:
Institutional Class                                                  2,500,252         130,650           72,750           40,653
Administrative Class                                                   324,708           5,873            1,161                0

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                              $        9.96   $        9.67   $         8.74   $         9.52
Administrative Class                                                      9.96            9.67             8.74             0.00

Cost of Investments Owned                                        $  41,850,196   $   1,741,801   $      851,006   $      403,478
Cost of Foreign Currency Held                                    $      57,001   $           0   $        1,949   $        1,264

40  PIMCO Funds See accompanying notes

Low            Low            Low                           Money         Long-Term                    Total Return   Low Duration
Duration       Duration       Duration       Short-Term     Market        U.S. Gov't     High Yield    Mortgage       Mortgage
Fund           Fund II        Fund III       Fund           Fund          Fund           Fund          Fund           Fund
$ 4,680,289    $   513,544    $    33,635    $   828,011    $   661,271   $   631,400    $ 3,109,102   $     5,150    $     4,557
      4,533             70              0            628              1             1              0             0            492
     55,920          8,366            429          3,113              0        20,535         68,806             1              0
     10,471            164              0          1,381         31,748           673         60,159             0              0
         45              4              0              0              0             0              0             0              0
     56,136          4,250            444          6,343            862         5,994         69,303            20             36
      1,673              0              0              0              0           266              0             1              1
  4,809,067        526,398         34,508        839,476        693,882       658,869      3,307,370         5,172          5,086



$   310,670    $    51,177    $       993    $    23,006    $         0   $    20,916    $    19,065   $     1,018    $       775
    428,637              0          1,022         41,087              0       280,400              0             0              0
     32,863              0              0         37,158              0             0              0             0              0
      5,042            332             24              0              0           664              0             0              0
     34,891          6,484              0         25,092        151,808           843         96,956            15              1
      4,398            129              1          3,604            303           460          5,500             0              0
        906            104              7            161             73            77            730             1              1
        736            104              7            143            132            89            894             1              1
        117              0              0             11             17            45            524             0              0
         97              0              0             25             26            21            199             0              0
        234              0              0              0              0            99              0             0              0
        148              0             95            188              0             8         13,109             0              0
    818,739         58,330          2,149        130,475        152,359       303,622        136,977         1,035            778
$ 3,990,328    $   468,068    $    32,359    $   709,001   $    541,523   $   355,247    $ 3,170,393  $      4,137  $       4,308



$ 4,115,430    $   481,219    $    33,401    $   713,910   $    541,503   $   383,902    $ 3,582,318  $      4,165  $       4,362
     (8,390)          (397)           (28)           356             20            45         (1,991)            4             39
    (56,070)        (7,274)          (665)        (1,905)             0       (32,226)      (132,723)          (11)            (7)
    (60,642)        (5,480)          (349)        (3,360)             0         3,526       (277,211)          (21)           (86)
$ 3,990,328    $   468,068    $    32,359    $   709,001   $    541,523   $   355,247    $ 3,170,393  $      4,137  $       4,308



$ 3,440,455    $   467,997    $    32,349    $   589,203   $    305,016   $   217,410    $ 1,960,171  $      3,971  $       4,308
    118,874             71             10         15,137          9,791        39,808        354,296             0              0
    430,999              0              0        104,661        226,716        98,029        855,926           166              0



    350,876         48,290          3,350         59,236        305,016        22,215        191,695           398            435
     12,124              7              1          1,522          9,791         4,068         34,648             0              0




$      9.81    $      9.69    $      9.66   $      9.95    $      1.00    $      9.79    $     10.22   $      9.97  $       9.89
       9.81           9.69           9.66          9.95           1.00           9.79          10.22          0.00          0.00

$ 4,738,588    $   518,921    $    33,976   $   831,318    $   661,271    $   626,636    $ 3,386,320   $     5,173  $      4,643
$     3,817    $         0    $        33   $       607    $         0    $         0    $         0   $         0  $          0

                                   2000 Annual Report See accompanying notes  41

March 31, 2000

                                                                           Real Return  Foreign      Global
Amounts in thousands, except per share amounts                             Bond Fund    Bond Fund    Bond Fund
Assets:
Investments, at value                                                      $ 420,273    $ 786,477    $ 363,973
Cash and foreign currency                                                        334        9,657        6,695
Receivable for investments sold and forward foreign currency contracts        36,154       60,151       42,454
Receivable for Fund shares sold                                                1,205        1,567           14
Variation margin receivable                                                        0        1,239          515
Interest and dividends receivable                                              4,228       13,781        6,242
Manager reimbursement receivable                                                   0            0            0
Other assets                                                                     271            6            0
                                                                             462,465      872,878      419,893

Liabilities:
Payable for investments purchased and forward foreign currency contracts   $  24,167    $  20,917    $  32,153
Payable for financing transactions                                           167,573      299,128      111,830
Notes payable                                                                      0        4,459            0
Written options outstanding                                                        0          806          361
Payable for Fund shares redeemed                                                 277          999          692
Dividends payable                                                                416          499          526
Accrued investment advisory fee                                                   55          123           61
Accrued administration fee                                                        63          144           73
Accrued distribution fee                                                          15           38            0
Accrued servicing fee                                                             13           26            0
Variation margin payable                                                          25            4            7
Other liabilities                                                                  0          210          414
                                                                             192,604      327,353      146,117
Net Assets                                                                 $ 269,861    $ 545,525    $ 273,776

Net Assets Consist of:
Paid in capital                                                            $ 266,093    $ 569,908    $ 303,460
Undistributed (overdistributed) net investment income                          1,023       15,115       (9,757)
Accumulated undistributed net realized gain (loss)                              (860)     (10,296)     (12,199)
Net unrealized appreciation (depreciation)                                     3,605      (29,202)      (7,728)
                                                                           $ 269,861    $ 545,525    $ 273,776

Net Assets:
Institutional Class                                                        $ 207,826    $ 421,831    $ 271,538
Administrative Class                                                               0        4,824        2,238
Other Classes                                                                 62,035      118,870            0

Shares Issued and Outstanding:
Institutional Class                                                           20,972       42,065       30,158
Administrative Class                                                               0          481          249

Net Asset Value and Redemption Price Per Share
(Net Assets Per Share Outstanding)
Institutional Class                                                        $    9.92    $   10.03    $    9.01
Administrative Class                                                            0.00        10.03         9.01

Cost of Investments Owned                                                  $ 416,252    $ 819,213    $ 373,188
Cost of Foreign Currency Held                                              $     136    $   9,460    $   6,687

42  PIMCO Funds See accompanying notes

                                                                                                      California     New York
              Emerging                                                               Short Duration   Intermediate   Intermediate
Global        Markets       Strategic      Convertible   StocksPLUS    Municipal     Municipal        Municipal      Municipal
Bond Fund II  Bond Fund     Balanced Fund  Fund          Fund          Bond Fund     Income Fund      Bond Fund      Bond Fund
$   115,754   $    27,281   $   170,878    $    187,384  $ 1,457,437   $    54,338   $    10,576      $    12,789    $     3,018
      2,576           176           425               0        4,838             0             1              201              0
     12,749            37         5,207              57       10,537             0             0              500              0
         10            15            90           6,160        7,924           305             0                0              0
        222             0           663               0        8,757             0             0                0              0
      1,353           617         2,346             795       29,774           638           148              137             48
          0             0             0              17            0             0            14               14             14
          3             1             5               0            0             0             0                0              0
    132,667        28,127       179,614         194,413    1,519,267        55,281        10,739           13,641          3,080


$    12,571   $       186   $    14,812     $     8,984  $    11,355   $     2,412   $         0      $     3,408    $         0
     22,650             0         8,386               0            0             0             0                0              0
          0             0             0               0            0             0             0                0              0
         70             0         1,022               0        1,436             0             0                0              0
         57            44           183           1,269        6,102           156             0                0              0
         87            25             0               0            0            75             0                1              0
         21            11            55              65          535            12             2                2              1
         27            10            39              43          447            16             2                2              1
          6             4            17               6          394            17             0                0              0
          3             0             7               3          189            10             0                0              0
          0             0            52               0            0             0             0                0              0
        126             0            43              12           14             0             0                0              0
     35,618           280        24,616          10,382       20,472         2,698             4            3,413              2
$    97,049   $    27,847   $   154,998     $   184,031 $  1,498,795   $    52,583   $    10,735      $    10,228    $     3,078


$    99,203   $    25,714   $   151,799     $   150,134 $  1,414,834   $    53,644   $    10,751      $    10,167    $     3,096
        889           862         1,795           5,512       38,389             4             3                1              0
     (2,023)         (167)       (3,522)            419      (42,124)         (925)          (25)             (12)           (10)
     (1,020)        1,438         4,926          27,966       87,696          (140)            6               72             (8)
$    97,049   $    27,847   $   154,998     $   184,031 $  1,498,795   $    52,583   $    10,735      $    10,228    $     3,078


$    84,926   $    12,614   $   124,934     $   168,224 $    620,144   $     5,684   $    10,725      $     8,415    $     3,058
          0        13,490           709               0       28,403         3,141             0               10              0
     12,123         1,743        29,355          15,807      850,248        43,758            10            1,803             20


      9,023         1,464         9,763          10,669       43,829           600         1,074              838            308
          0         1,566            55               0        2,024           332             0                1              0



$      9.41   $      8.61   $     12.80    $     15.77   $     14.15   $      9.47   $      9.99      $     10.05    $      9.94
       0.00          8.61         12.79           0.00         14.03          9.47          0.00            10.05           0.00

$   117,333   $    25,829   $   172,415    $   159,363   $ 1,461,824   $    54,478   $    10,570      $    12,717    $     3,026
$     2,563   $         1   $       446    $         0   $     3,182   $         0   $         0      $         0    $         0

                                   2000 Annual Report See accompanying notes  43

Statements of Operations
For the year or period ended March 31, 2000

                                                                   Total           Total            Total            Moderate
Amounts in thousands                                               Return Fund     Return Fund II   Return Fund III  Duration Fund
Investment Income:
Interest                                                           $   1,949,659   $      76,685    $    38,263      $      22,724
Dividends                                                                 14,565               0            321                 63
Miscellaneous income                                                         626               0              0                  8
  Total Income                                                         1,964,850          76,685         38,584             22,795

Expenses:
Investment advisory fees                                                  72,342           2,998          1,435                860
Administration fees                                                       58,765           2,998          1,436                688
Distribution and/or servicing fees - Administrative Class                  6,891             126              9                  0
Distribution and/or servicing fees - Other Classes                        18,157               0              0                  0
Trustees' fees                                                               189               8              4                  2
Organization costs                                                             0               0              0                  0
Interest expense                                                          30,200              39             55                 73
Miscellaneous expense                                                          0               0              0                  0
  Total Expenses                                                         186,544           6,169          2,939              1,623
  Reimbursement by manager                                                     0               0              0                  0
  Net Expenses                                                           186,544           6,169          2,939              1,623

Net Investment Income                                                  1,778,306          70,516         35,645             21,172

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                 (499,631)        (30,402)        (7,353)            (4,127)
Net realized gain (loss) on futures contracts and written options       (365,560)        (12,376)       (15,799)            (7,554)
Net realized gain (loss) on foreign currency transactions                 17,803               0           (204)               393
Net change in unrealized appreciation (depreciation) on investments     (260,654)         (9,883)       (10,475)            (4,513)
Net change in unrealized appreciation (depreciation) on
  futures contracts and written options                                   32,658           2,781          2,016              1,478
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in foreign
  currencies                                                             (14,142)              0            (34)               (57)

  Net Gain (Loss)                                                     (1,089,526)        (49,880)       (31,849)           (14,380)

Net Increase (Decrease) in Assets
  Resulting from Operations                                          $   688,780     $    20,636    $     3,796        $     6,792

44  PIMCO Funds See accompanying notes

Low             Low           Low                          Money          Long-Term                      Total Return  Low Duration
Duration Fund   Duration      Duration Fund   Short-Term   Market         U.S. Gov't       High Yield    Mortgage      Mortgage
Fund            Fund II       Fund III        Fund         Fund           Fund             Fund          Fund          Fund
$ 282,089       $  29,672     $   1,869       $  42,026    $     27,418   $     23,730     $ 313,448     $     259     $     327
    7,439             119             0               0               0              0         9,839             0             0
       59               0             0               2               0              0            48             0             0
  289,587          29,791         1,869          42,028          27,418         23,730       323,335           259           327


   10,481           1,155            69           1,611             755            863         8,797            10            10
    8,469           1,155            69           1,446           1,326          1,008        10,201            10            10
      308               1             0              15              23             99           773             0             0
    2,197               0             0             364             377            717         7,519             0             0
       28               3             0               4               3              2            23             0             0
        0               0             0               0               0              0             0             0             1
    3,099             339            15           1,214               5            236             0             1            46
        0               0             0               0               0              0             0             0             0
   24,582           2,653           153           4,654           2,489          2,925        27,313            21            67
        0               0             0               0               0              0             0             0             0
   24,582           2,653           153           4,654           2,489          2,925        27,313            21            67

  265,005          27,138         1,716          37,374          24,929         20,805       296,022           238           260



  (36,229)         (5,480)         (443)         (1,929)              0        (20,325)      (70,452)            0            35
   (9,212)            677           (41)              0               0         (4,734)            0            (6)            0
   (2,503)              0             0             153               0              0             0             0             0
  (72,657)         (7,232)         (408)         (3,284)              0          9,491      (263,887)          (80)          (86)

   (2,504)           (229)           (7)              0               0         (1,533)            0             2             0

       (3)              0            (1)            (25)              0              0             0             0             0

 (123,108)        (12,264)         (900)         (5,085)              0        (17,101)     (334,339)          (84)          (51)


$ 141,897       $  14,874     $     816       $  32,289    $     24,929   $      3,704     $ (38,317)    $     154     $     209

                                   2000 Annual Report See accompanying notes  45

For the year or period ended March 31, 2000


                                                                            Real Return     Foreign         Global
Amounts in thousands                                                        Bond Fund       Bond Fund       Bond Fund
Investment Income:
Interest                                                                    $     8,522     $    40,038     $     18,615
Dividends                                                                             0              99               11
Miscellaneous income                                                                  0               0                0
  Total Income                                                                    8,522          40,137           18,626

Expenses:
Investment advisory fees                                                            286           1,455              682
Administration fees                                                                 334           1,669              819
Distribution and/or servicing fees - Administrative Class                             0              11                7
Distribution and/or servicing fees - Other Classes                                  179             671                0
Trustees' fees                                                                        1               4                2
Organization costs                                                                    2               0                0
Interest expense                                                                     31           1,107              443
Miscellaneous expense                                                                 0               0                0
  Total Expenses                                                                    833           4,917            1,953
  Reimbursement by manager                                                            0               0                0
  Net Expenses                                                                      833           4,917            1,953

Net Investment Income                                                             7,689          35,220           16,673

Net Realized and Unrealized Gain (Loss):

Net realized gain (loss) on investments                                             405          (9,133)         (10,346)
Net realized gain (loss) on futures contracts and written options                  (210)            389             (115)
Net realized gain (loss) on foreign currency transactions                           122          13,736           (8,510)
Net change in unrealized appreciation (depreciation) on investments               4,115         (25,580)          (5,743)
Net change in unrealized appreciation (depreciation) on
  futures contracts and written options                                            (173)          1,514              630
Net change in unrealized appreciation (depreciation) on
  translation of assets and liabilities denominated in foreign currencies          (220)         (7,672)           2,494

Net Gain (Loss)                                                                   4,039         (26,746)         (21,590)

Net Increase (Decrease) in Assets
Resulting from Operations                                                   $    11,728      $    8,474    $     (4,917)

46 PIMCO Funds See accompanying notes


                                                                                                       California     New York
                Emerging                                                              Short Duration   Intermediate   Intermediate
Global          Markets      Strategic       Convertible   StocksPLUS    Municipal    Municipal        Municipal      Municipal
Bond Fund II    Bond Fund    Balanced Fund   Fund          Fund          Bond Fund    Income Fund      Bond Fund      Bond Fund

$     3,723     $   2,224    $   9,071       $     191     $ 115,401     $   2,988    $     267        $     120      $      79
         11             0           40             572           219             0            0                0              0
          0             0            4               7            35             0            1                0              0
      3,734         2,224        9,115             770       115,655         2,988          268              120             79



        143            87          527             266         5,710           141           12                6              5
        192            79          353             173         4,784           189           12                7              4
          0            22            1               0            95             6            0                0              0
        114            12          139              35         6,124           333            0                1              0
          0             0            1               0             9             0            0                0              0
          0             0            0              20             0             0           14               14             14
         29            12            0               0            96             5            0                0              0
          0             0            0               0             0             0            0                0              0
        478           212        1,021             494        16,818           674           38               28             23
          0             0            0             (17)            0             0          (14)             (14)           (14)
        478           212        1,021             477        16,818           674           24               14              9

      3,256         2,012        8,094             293        98,837         2,314          244              106             70



     (1,702)        1,273       (1,099)          7,735        (1,165)         (919)         (25)              (5)            (4)
       (137)            0          104               0        37,328             0            0                0              0
      1,015           (19)         721              86         2,593             0            0                0              0
     (1,078)        2,015       (1,574)         28,021        (3,086)       (2,965)           6               72             (8)

        517             0        6,078               0        90,165             0            0                0              0

       (242)          (14)          27             (55)          171             0            0                0              0

     (1,627)        3,255        4,257          35,787       126,006        (3,884)         (19)              67            (12)

$     1,629     $   5,267    $  12,351       $  36,080     $ 224,843     $  (1,570)   $     225        $     173      $      58

                                    2000 Annual Report See accompanying notes 47

Statements of Changes in Net Assets


Amounts in thousands                                    Total Return Fund                      Total Return Fund II

                                                            Year Ended        Year Ended           Year Ended        Year Ended
Increase (Decrease) in Net Assets from:                 March 31, 2000    March 31, 1999       March 31, 2000    March 31, 1999
Operations:
Net investment income (loss)                            $    1,778,306     $   1,285,330         $     70,516     $      47,526
Net realized gain (loss)                                      (847,388)          472,416              (42,778)           13,185
Net change in unrealized appreciation (depreciation)          (242,138)         (239,440)              (7,102)           (5,801)
Net increase (decrease) resulting from operations              688,780         1,518,306               20,636            54,910

Distributions to Shareholders:
From net investment income
  Institutional Class                                       (1,382,515)       (1,140,361)             (67,517)          (44,589)
  Administrative Class                                        (158,773)          (62,402)              (2,814)           (2,906)
  Other Classes                                               (159,950)          (83,130)                   0                 0

In excess of net investment income
  Institutional Class                                          (59,361)                0                 (172)                0
  Administrative Class                                          (6,817)                0                   (7)                0
  Other Classes                                                 (6,868)                0                    0                 0
From net realized capital gains
  Institutional Class                                                0          (438,875)                   0           (14,103)
  Administrative Class                                               0           (31,973)                   0            (1,325)
  Other Classes                                                      0           (41,716)                   0                 0
In excess of net realized capital gains
  Institutional Class                                                0          (329,261)                   0           (11,297)
  Administrative Class                                               0           (23,987)                   0            (1,061)
  Other Classes                                                      0           (31,297)                   0                 0

Total Distributions                                         (1,774,284)       (2,183,002)             (70,510)          (75,281)

Fund Share Transactions:
Receipts for shares sold
  Institutional Class                                        9,137,242         9,217,995              653,040           496,483
  Administrative Class                                       2,193,159         1,767,082               31,950            79,589
  Other Classes                                              2,171,970         1,709,684                    0                 0
Issued as reinvestment of distributions
  Institutional Class                                        1,172,270         1,621,248               55,668            64,838
  Administrative Class                                         113,239            79,793                2,786             5,036
  Other Classes                                                128,441           127,090                    0                 0
Cost of shares redeemed
  Institutional Class                                       (6,242,527)       (5,071,068)            (384,235)         (131,415)
  Administrative Class                                        (953,360)         (296,106)             (30,450)          (42,493)
  Other Classes                                             (1,223,161)         (458,229)                   0                 0
Net increase (decrease) resulting from Fund share
  transactions                                               6,497,273         8,697,489              328,759           472,038

Total Increase (Decrease) in Net Assets                      5,411,769         8,032,793              278,885           451,667

Net Assets:
Beginning of period                                         26,124,504        18,091,711            1,041,426           589,759
End of period *                                         $   31,536,273     $  26,124,504         $  1,320,311     $   1,041,426

*Including net undistributed (overdistributed)
  investment income of:                                 $      (57,894)    $     (77,068)        $       (839)    $        (185)


Amounts in thousands                                    Total Return Fund III

                                                            Year Ended        Year Ended
Increase (Decrease) in Net Assets from:                 March 31, 2000    March 31, 1999
Operations:
Net investment income (loss)                            $       35,645     $      24,451
Net realized gain (loss)                                       (23,356)            9,463
Net change in unrealized appreciation (depreciation)            (8,493)           (2,710)
Net increase (decrease) resulting from operations                3,796            31,204

Distributions to Shareholders:
From net investment income
  Institutional Class                                          (34,948)          (24,338)
  Administrative Class                                            (210)              (80)
  Other Classes                                                      0                 0
In excess of net investment income
  Institutional Class                                             (514)                0
  Administrative Class                                              (3)                0
  Other Classes                                                      0                 0
From net realized capital gains
  Institutional Class                                                0           (10,085)
  Administrative Class                                               0               (44)
  Other Classes                                                      0                 0
In excess of net realized capital gains
  Institutional Class                                                0           (10,226)
  Administrative Class                                               0               (44)
  Other Classes                                                      0                 0

Total Distributions                                            (35,675)          (44,817)

Fund Share Transactions:
Receipts for shares sold
  Institutional Class                                          246,232           175,032
  Administrative Class                                           8,282             1,618
  Other Classes                                                      0                 0
Issued as reinvestment of distributions
  Institutional Class                                           32,584            40,765
  Administrative Class                                             195               151
  Other Classes                                                      0                 0
Cost of shares redeemed
  Institutional Class                                          (99,748)          (79,250)
  Administrative Class                                             (40)              (20)
  Other Classes                                                      0                 0
Net increase (decrease) resulting from Fund share
  transactions                                                 187,505           138,296

Total Increase (Decrease) in Net Assets                        155,626           124,683

Net Assets:
Beginning of period                                            490,110           365,427
End of period *                                         $      645,736     $     490,110

*Including net undistributed (overdistributed)
  investment income of:                                 $         (794)    $        (488)


48  PIMCO Funds  See accompanying notes


Moderate Duration Fund                Low Duration Fund                     Low Duration Fund II

     Year Ended         Year Ended         Year Ended         Year Ended         Year Ended         Year Ended
 March 31, 2000     March 31, 1999     March 31, 2000     March 31, 1999     March 31, 2000     March 31, 1999

$        21,172    $        16,161    $       265,005    $       217,276    $        27,138    $        24,509
        (11,288)             2,537            (47,944)             4,149             (4,803)              (622)
         (3,092)            (1,392)           (75,164)           (10,418)            (7,461)               140
          6,792             17,306            141,897            211,007             14,874             24,027



        (20,651)           (16,162)          (229,827)          (194,128)           (26,955)           (23,889)
              0                  0             (7,443)            (7,256)               (11)              (618)
              0                  0            (23,729)           (15,906)                 0                  0

           (532)                 0             (3,479)                 0               (132)                 0
              0                  0               (112)                 0                  0                  0
              0                  0               (359)                 0                  0                  0

              0             (2,339)                 0             (3,587)                 0                  0
              0                  0                  0               (157)                 0                  0
              0                  0                  0               (389)                 0                  0

              0             (4,241)                 0            (15,011)                 0             (1,940)
              0                  0                  0               (657)                 0                (98)
              0                  0                  0             (1,627)                 0                  0

        (21,183)           (22,742)          (264,949)          (238,718)           (27,098)           (26,545)



        200,422            192,700          2,852,869          2,244,772            136,132             87,842
              0                  0             87,882            160,036                251             22,291
              0                  0            534,201            667,128                  0                  0

         20,913             20,722            199,668            178,085             25,816             24,013
              0                  0              7,388              8,030                 12                719
              0                  0             18,941             14,872                  0                  0

       (137,218)          (129,738)        (2,872,755)        (1,790,902)           (96,194)           (96,356)
              0                  0           (100,890)           (85,080)           (22,782)              (194)
              0                  0           (485,171)          (499,621)                 0                  0

         84,117             83,684            242,133            897,320             43,235             38,315

         69,726             78,248            119,081            869,609             31,011             35,797


        317,400            239,152          3,871,247          3,001,638            437,057            401,260
$       387,126    $       317,400    $     3,990,328    $     3,871,247    $       468,068    $       437,057

$          (236)   $          (521)   $        (8,390)   $        (4,007)   $          (397)   $          (172)


Low Duration Fund III                 Short-Term Fund

     Year Ended         Year Ended         Year Ended         Year Ended
 March 31, 2000     March 31, 1999     March 31, 2000     March 31, 1999

$         1,716    $         1,473    $        37,374    $        25,972
           (484)               (46)            (1,776)               217
           (416)                14             (3,309)              (613)
            816              1,441             32,289             25,576



         (1,701)            (1,473)           (31,112)           (22,390)
             (1)                 0               (342)              (360)
              0                  0             (5,911)            (3,228)

            (13)                 0                  0                  0
              0                  0                  0                  0
              0                  0                  0                  0

              0                  0                  0               (110)
              0                  0                  0                 (3)
              0                  0                  0                (21)

              0               (174)                 0               (425)
              0                  0                  0                (10)
              0                  0                  0                (80)

         (1,715)            (1,647)           (37,365)           (26,627)



         12,807              2,570          1,202,372            860,075
             46                  7             17,721             27,827
              0                  0            138,529            157,205

          1,702              1,637             21,902             16,198
              1                  0                234                301
              0                  0              4,967              2,859

         (7,810)            (1,349)        (1,126,670)          (552,459)
            (43)                 0             (6,533)           (29,487)
              0                  0           (140,433)           (89,676)


          6,703              2,865            112,089            392,843

          5,804              2,659            107,013            391,792

         26,555             23,896            601,988            210,196
$        32,359    $        26,555    $       709,001    $       601,988

$           (28)   $           (14)   $           356    $           343


                                   2000 Annual Report See accompanying notes  49


Amounts in thousands                                 Money Market Fund          Long-Term U.S. Gov't Fund  High Yield Fund
                                                     -----------------------    -------------------------  -----------------------
                                                     Year Ended   Year Ended    Year Ended   Year Ended    Year Ended   Year Ended
                                                      March 31,    March 31,     March 31,    March 31,      March 31,   March 31,
Increase (Decrease) in Net Assets from:                    2000         1999          2000         1999          2000         1999

Operations:
Net investment income (loss)                         $    24,929  $    11,632   $    20,805  $     9,135   $   296,022  $   206,013
Net realized gain (loss)                                       0            0       (25,059)        (505)      (70,452)      (5,689)
Net change in unrealized appreciation (depreciation)           0            0         7,958       (5,884)     (263,887)     (88,818)
Net increase (decrease) resulting from operations         24,929       11,632         3,704        2,746       (38,317)     111,506



Distributions to Shareholders:
From net investment income
  Institutional Class                                    (14,268)       (3,682)     (13,162)      (6,013)     (199,017)    (148,151)
  Administrative Class                                      (431)         (182)      (2,387)        (335)      (25,769)     (10,883)
  Other Classes                                          (10,224)       (7,771)      (5,222)      (2,789)      (68,953)     (44,450)
In excess of net investment income
  Institutional Class                                          0            0             0            0        (1,453)      (1,916)
  Administrative Class                                         0            0             0            0          (188)        (141)
  Other Classes                                                0            0             0            0          (503)        (573)
From net realized capital gains
  Institutional Class                                          0            0             0            0             0            0
  Administrative Class                                         0            0             0            0             0            0
  Other Classes                                                0            0             0            0             0            0
In excess of net realized capital gains
  Institutional Class                                          0            0             0       (4,038)            0            0
  Administrative Class                                         0            0             0         (257)            0            0
  Other Classes                                                0            0             0       (3,303)            0            0
Tax basis return of capital
  Institutional Class                                          0            0             0            0             0            0
  Administrative Class                                         0            0             0            0             0            0
  Other Classes                                                0            0             0            0             0            0



Total Distributions                                      (24,923)     (11,635)      (20,771)     (16,735)     (295,883)    (206,114)

Fund Share Transactions:
Receipts for shares sold
  Institutional Class                                    382,805      808,199       170,823      187,435     1,221,190    1,188,947
  Administrative Class                                    45,030       40,192        47,739        9,432       255,416      211,212
  Other Classes                                        6,791,637    5,353,575        66,187      114,014       597,715      589,193
Issued as reinvestment of distributions
  Institutional Class                                     14,008        2,847        10,760        8,444       176,340      136,088
  Administrative Class                                       426          177         2,386          587        25,317       10,049
  Other Classes                                            6,923        5,275         3,859        4,587        40,061       26,142
Cost of shares redeemed
  Institutional Class                                   (414,090)    (544,088)     (124,451)     (65,866)   (1,380,777)    (721,757)
  Administrative Class                                   (44,939)     (31,845)      (20,024)      (3,111)     (135,307)     (48,081)
  Other Classes                                       (6,778,173)  (5,252,531)      (66,603)     (34,334)     (518,612)    (284,595)
Net increase (decrease) resulting from Fund share
 transactions                                              3,627      381,801        90,676      221,188       281,343    1,107,198

Total Increase (Decrease) in Net Assets                    3,633      381,798        73,609      207,199       (52,857)   1,012,590

Net Assets:
Beginning of period                                      537,890      156,092       281,638       74,439     3,223,250    2,210,660
End of period *                                      $   541,523  $   537,890   $   355,247  $   281,638   $ 3,170,393  $ 3,223,250

*Including net undistributed (overdistributed)
investment income of:                                $        20  $        14   $        45  $       100   $    (1,991) $    (2,284)

50 PIMCO Funds See accompanying notes


 Total Return Mortgage Fund Low Duration Mortgage Fund  Real Return Bond Fund     Foreign Bond Fund         Global Bond Fund
 -------------------------- --------------------------  -----------------------   -----------------------   -----------------------
    Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended
     March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,
          2000         1999         2000         1999         2000         1999         2000         1999         2000         1999

    $     238    $     221    $     260    $     246    $   7,689    $     695    $  35,220    $  27,910    $  16,673    $  14,277
           (6)          17           35           (2)         317          131        4,992        5,073      (18,971)       2,111
          (78)          (4)         (86)         (28)       3,722          (46)     (31,738)       5,504       (2,619)       1,023
          154          234          209          216       11,728          780        8,474       38,487       (4,917)      17,411



         (232)        (215)        (260)        (247)      (5,631)        (358)     (29,183)     (25,130)     (13,418)      (9,599)
            0            0            0            0            0            0         (256)         (64)        (139)         (42)
           (6)          (6)           0            0       (1,905)        (309)      (5,738)      (2,866)           0            0

            0            0            0            0            0          (50)           0            0       (1,627)      (4,449)
            0            0            0            0            0            0            0            0          (17)         (19)
            0            0            0            0            0          (44)           0            0            0            0

           (0)         (12)           0            0         (226)          (3)      (3,818)      (4,309)           0       (2,103)
            0            0            0            0            0            0          (40)         (14)           0           (9)
            0            0            0            0          (67)          (4)        (967)        (686)           0            0

           (3)         (23)           0          (16)           0            0       (2,885)     (10,785)           0            0
            0            0            0            0            0            0          (31)         (36)           0            0
            0           (1)           0            0            0            0         (731)      (1,716)           0            0

            0            0            0            0            0            0            0            0       (1,534)           0
            0            0            0            0            0            0            0            0          (16)           0
            0            0            0            0            0            0            0            0            0            0

         (241)        (257)        (260)        (263)      (7,829)        (768)     (43,649)     (45,606)     (16,751)     (16,221)


           51          313           27          174      197,599       11,606      178,740      289,812       90,144       70,516
            0            0            0            0            0            0        4,784        2,200        7,497        1,116
          176          178            0            0       55,389       13,163       76,013       67,890            0            0

          235          249          261          263        4,405          354       28,907       29,323       10,736       12,222
            0            0            0            0            0            0          324          115          172           70
            5            7            0            0        1,416          253        6,155        4,443            0            0

         (342)          (1)         (48)         (19)     (12,861)      (1,921)    (286,997)    (174,844)     (74,885)     (73,227)
            0            0            0            0            0            0       (2,130)        (507)      (6,530)      (1,398)
         (212)           0            0            0       (8,197)      (3,138)     (45,879)     (20,336)           0            0
          (87)         746          240          418      237,751       20,317      (40,083)     198,096       27,134        9,299

         (174)         723          189          371      241,650       20,329      (75,258)     190,977        5,466       10,489



        4,311        3,588        4,119        3,748       28,211        7,882      620,783      429,806      268,310      257,821
    $   4,137    $   4,311    $   4,308    $   4,119    $ 269,861    $  28,211    $ 545,525    $ 620,783    $ 273,776    $ 268,310

    $       4    $       2    $      39    $       5    $   1,023    $     (13)   $  15,115    $   8,423    $  (9,757)   $  (3,116)

                                    2000 Annual Report See accompanying notes 51

Amounts in thousands                                             Global Bond Fund II                 Emerging Markets Bond Fund

                                                                 Year Ended        Year Ended        Year Ended        Year Ended
Increase (Decrease) in Net Assets from:                      March 31, 2000    March 31, 1999    March 31, 2000    March 31, 1999

Operations:

Net investment income (loss)                                    $     3,256       $     2,125       $     2,012       $       464
Net realized gain (loss)                                               (824)               75             1,254              (364)
Net change in unrealized appreciation (depreciation)                   (803)              200             2,001              (652)
Net increase (decrease) resulting from operations                     1,629             2,400             5,267              (552)

Distributions to Shareholders:

From net investment income
  Institutional Class                                                (2,569)           (1,435)             (968)             (388)
  Administrative Class                                                    0                 0              (914)               (7)
  Other Classes                                                        (646)             (683)             (129)              (69)
In excess of net investment income
  Institutional Class                                                   (41)                0                 0                 0
  Administrative Class                                                    0                 0                 0                 0
  Other Classes                                                         (11)                0                 0                 0
From net realized capital gains
  Institutional Class                                                     0               (42)                0                 0
  Administrative Class                                                    0                 0                 0                 0
  Other Classes                                                           0               (20)                0                 0
In excess of net realized capital gains
  Institutional Class                                                   (95)             (220)                0               (23)
  Administrative Class                                                    0                 0                 0                (1)
  Other Classes                                                         (26)             (107)                0                (4)

Total Distributions                                                  (3,388)           (2,507)           (2,011)             (492)

Fund Share Transactions:

Receipts for shares sold
  Institutional Class                                                59,618             4,100            16,701               794
  Administrative Class                                                    0                 0            25,789               101
  Other Classes                                                       4,394             3,958               979               959
Issued in reorganization
  Institutional Class                                                     0                 0                 0                 0
  Other Classes                                                           0                 0                 0                 0
Issued as reinvestment of distributions
  Institutional Class                                                 2,526             1,643               888               397
  Administrative Class                                                    0                 0               915                 8
  Other Classes                                                         545               641                73                45
Cost of shares redeemed
  Institutional Class                                                (5,204)           (1,175)           (9,797)             (346)
  Administrative Class                                                    0                 0           (15,204)                0
  Other Classes                                                      (5,615)           (8,418)             (311)             (789)
Net increase (decrease) resulting from Fund share
  transactions                                                       56,264               749            20,033             1,169

Total Increase (Decrease) in Net Assets                              54,505               642            23,289               125

Net Assets:

Beginning of period                                                  42,544            41,902             4,558             4,433
End of period *                                                    $ 97,049          $ 42,544          $ 27,847          $  4,558

*Including net undistributed (overdistributed) investment
  income of:                                                       $    889          $    (41)         $    862          $      0



52 PIMCO Funds See accompanying notes

                                                                                           Short         California    New York
                                                                                           Duration      Intermediate  Intermediate
                          Convertible                                                      Municipal     Municipal     Municipal
Strategic Balanced Fund   Fund         StockPLUS Fund            Municipal Bond Fund       Income Fund   Bond Fund     Bond Fund

Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Year Ended   Period from   Period from   Period from
 March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    March 31,    August 31,    August 31,    August 31,
      2000         1999         2000         2000         1999         2000         1999       1999 to       1999 to       1999 to
                                                                                             March 31,     March 31,     March 31,
                                                                                                  2000         2000          2000
$    8,094   $    3,531   $      293   $   98,837   $   56,693   $    2,314   $    1,602   $       244   $       106   $        70
      (274)       3,599        7,821       38,756      107,476         (919)          (6)          (25)           (5)           (4)
     4,531          (31)      27,966       87,250      (10,410)      (2,965)       2,835             6            72            (8)
    12,351        7,099       36,080      224,843      153,759       (1,570)       4,431           225           173            58



    (7,057)      (3,137)        (276)     (45,176)     (26,793)        (244)        (205)         (241)          (97)          (70)
       (25)           0            0       (3,216)        (392)        (115)          (8)            0             0             0
    (1,345)          (7)         (17)     (59,577)     (23,747)      (1,949)      (1,389)            0            (8)            0

         0            0       (1,195)           0            0            0            0             0             0             0
         0            0            0            0            0            0            0             0             0             0
         0            0          (76)           0            0            0           (2)            0             0             0

    (1,427)      (3,351)        (577)     (37,300)     (37,459)           0            0             0             0             0
        (7)           0            0       (2,793)        (609)           0            0             0             0             0
      (347)          (7)         (42)     (55,442)     (38,807)           0            0             0             0             0

    (2,868)           0            0      (19,356)           0            0            0             0            (6)           (6)
       (13)           0            0       (1,450)           0            0            0             0             0             0
      (698)           0            0      (28,771)           0            0            0             0            (1)            0

   (13,787)      (6,502)      (2,183)    (253,081)    (127,807)      (2,308)      (1,604)         (241)         (112)          (76)



     8,040       55,153      176,112      218,329      204,651        4,203        5,971        10,500         8,840         3,000
       956            0            0       63,727        9,414        3,032        1,529             0            10             0
    12,505          164       14,391      512,940      482,821       16,283       10,783            10         1,889            20

    35,908            0            0            0            0            0            0             0             0             0
    30,872            0            0            0            0            0       47,296             0             0             0

     7,091        4,030        1,984       99,393       61,000          239          200           241            91            76
        45            0            0        7,404          978          113            8             0             0             0
     2,065           14          120      133,688       54,076        1,286          953             0            12             0

   (26,925)        (640)     (41,632)    (201,504)    (181,983)      (4,329)      (3,365)            0          (556)            0
      (293)           0            0      (52,930)      (1,643)      (1,268)        (112)            0             0             0
   (11,948)          (6)        (841)    (455,756)    (131,236)     (21,656)     (10,555)            0          (119)            0
    58,316       58,715      150,134      325,291      498,078       (2,097)      52,708        10,751        10,167         3,096

    56,880       59,312      184,031      297,053      524,030       (5,975)      55,535        10,735        10,228         3,078


    98,118       38,806            0    1,201,742      677,712       58,558        3,023             0             0             0
$  154,998   $   98,118   $  184,031   $1,498,795   $1,201,742   $   52,583   $   58,558   $    10,735   $    10,228   $     3,078

$    1,795   $    2,185   $    5,512   $   38,390   $   54,973   $        4   $       (2)  $         3   $         1   $         0


                                    2000 Annual Report See accompanying notes 53

Statements of Cash Flows



                                                          Long-Term
                                                          U.S. Gov't     Real Return    Foreign         Global         Global
Amounts in thousands                                      Fund           Bond Fund      Bond Fund       Bond Fund      Bond Fund II

Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Fund shares                                      $   285,487    $   251,988    $   260,311     $   97,630     $   64,097
Redemptions of Fund shares                                   (212,980)       (20,842)      (336,496)       (81,197)       (10,771)
Cash distributions paid                                        (3,610)        (1,639)        (8,373)        (5,684)          (250)
Increase (decrease) from financing transactions               178,913        143,379       (164,666)       (16,350)         2,870
Net increase (decrease) from financing activities             247,810        372,886       (249,224)        (5,601)        55,946

Operating Activities

Purchases of long-term securities and foreign currency     (1,882,732)      (818,669)    (3,194,641)    (1,192,329)      (273,842)
Proceeds from sales of long-term securities and foreign     1,627,816        450,648      3,407,402      1,216,008        218,865
currency
Purchases of short-term securities (net)                      (12,616)        (5,486)        36,865          5,967           (999)
Net investment income                                          20,805          7,689         35,220         16,673          3,256
Change in other receivables/payables (net)                     (1,082)        (7,622)       (25,964)       (34,023)          (778)
Net increase (decrease) from operating activities            (247,809)      (373,440)       258,882         12,296        (53,498)

Net Increase in Cash and Foreign Currency                           1           (554)         9,658          6,695          2,448

Cash and Foreign Currency

Beginning of period                                                 0            888             0               0            128
End of period                                             $         1    $       334    $    9,658      $    6,695     $    2,576

54 PIMCO Funds See accompanying notes

Schedule of Investments
Total Return Fund
March 31, 2000
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 47.3%
--------------------------------------------------------------------------------
Banking & Finance 31.6%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                  $23,400        $23,905
Abbey National PLC
   6.700% due 06/29/2049                                    5,000          4,546
Abbey National Treasury Service
   6.625% due 05/23/2001                                      240            240
ABN AMRO Mortgage Corp.
   7.250% due 05/31/2005                                      150            148
Aetna, Inc.
   6.750% due 08/15/2001                                      250            247
   7.250% due 08/15/2023                                       50             44
Ahmanson (H.F.) & Co.
   7.650% due 04/15/2000                                      175            175
Allstate Corp.
   6.750% due 05/15/2018                                      280            246
   6.900% due 05/15/2038                                   77,200         65,781
American Express
   8.500% due 08/15/2001                                      350            356
   5.625% due 01/22/2004                                    8,700          8,179
   6.250% due 08/10/2005                                    1,000            981
American General Finance
   7.250% due 04/15/2000                                      500            500
   6.270% due 06/09/2000                                      800            799
   5.875% due 07/01/2000                                       75             75
   6.050% due 07/02/2001                                    3,000          2,953
   7.450% due 07/01/2002                                      200            200
   6.250% due 12/18/2002                                    1,165          1,129
   6.375% due 03/01/2003                                      350            340
   8.125% due 03/15/2046                                      270            258
American Health Properties, Inc.
   7.050% due 01/15/2002                                      700            676
Anthem Insurance
   9.000% due 04/01/2027                                      210            196
AON Capital Trust `A'
   8.205% due 01/01/2027                                      725            691
Aristar, Inc.
   7.375% due 09/01/2004                                   20,000         19,786
Associates Corp. of North America
   6.000% due 06/15/2000                                    2,684          2,679
   6.310% due 06/16/2000                                      500            500
   6.250% due 09/15/2000                                      200            199
   6.625% due 05/15/2001                                    1,300          1,291
   6.700% due 05/29/2001                                      100             99
   6.750% due 07/15/2001                                   24,000         23,834
   7.000% due 07/23/2001                                      500            499
   6.210% due 08/27/2001 (d)                               13,500         13,494
   6.450% due 10/15/2001                                   23,600         23,303
   7.500% due 04/15/2002                                      185            185
   6.500% due 07/15/2002                                      750            736
   5.750% due 11/01/2003                                    4,875          4,619
   5.800% due 04/20/2004                                      150            141
Associates First Capital Corp.
   6.000% due 12/01/2002                                      500            483
AT&T Capital Corp.
   7.500% due 11/15/2000                                    5,000          5,014
   6.730% due 12/01/2000 (d)                                1,900          1,908
   6.875% due 01/16/2001                                      230            230
   6.800% due 02/01/2001                                   24,900         24,836
   6.250% due 05/15/2001                                   19,443         19,245
   7.000% due 08/15/2001                                   16,600         16,539
   7.110% due 09/13/2001 (d)                                1,030          1,027
   6.900% due 01/30/2002                                    1,000            992
   6.750% due 02/04/2002                                    1,925          1,904
   6.310% due 04/23/2002 (d)                               74,000         74,208
AVCO Financial Services
   6.350% due 09/15/2000                                      100            100
   7.375% due 08/15/2001                                      300            300
Banco Latinoamericano SA
   6.500% due 04/02/2001                                      950            944
Banco Nacional de Comercio Exterior
   8.000% due 04/14/2000                                    4,600          4,598
   7.500% due 07/01/2000                                    2,000          2,005
   7.250% due 02/02/2004                                   15,050         14,373
Banesto Delaware
   8.250% due 07/28/2002                                   28,900         29,355
Bank of Hawaii
   6.875% due 06/01/2003                                      750            733
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                                  112,000        113,864
Bank One Corp.
   6.086% due 04/19/2001 (d)                                2,000          2,006
   6.169% due 09/04/2001 (d)                               14,000         13,977
   6.281% due 06/26/2002 (d)                                4,000          3,997
BankAmerica Corp.
   5.375% due 04/15/2000                                      750            750
   6.160% due 02/26/2001 (d)                                3,000          3,001
   6.170% due 03/05/2001 (d)                               44,000         43,954
   6.173% due 02/20/2002 (d)                               35,180         35,110
   8.125% due 06/15/2002                                      350            354
   7.750% due 07/15/2002                                      360            363
   7.200% due 09/15/2002                                    1,000            995
   7.500% due 10/15/2002                                    1,200          1,203
   6.850% due 03/01/2003                                       65             64
   6.875% due 06/01/2003                                      100             98
   6.375% due 05/15/2005                                    1,000            948
   7.125% due 05/01/2006                                      500            490
   8.375% due 05/01/2007                                        2              2
   9.375% due 09/15/2009                                   12,950         14,387
   7.800% due 02/15/2010                                   84,000         84,805
   8.570% due 11/15/2024                                      125            140
BankBoston Corp.
   6.125% due 03/15/2002                                   12,500         12,172
Bankers Trust
   8.090% due 12/01/2026                                      275            266
Bankers Trust Corp.
   9.400% due 03/01/2001                                      385            392
   6.750% due 10/03/2001                                      500            496
   8.125% due 05/15/2002                                      300            303
   6.066% due 07/03/2002 (d)                               10,000          9,972
   7.125% due 07/31/2002                                      150            148
   6.200% due 05/11/2003 (d)                               82,800         82,775
   6.000% due 10/15/2008                                      500            448
Banponce Financial Corp.
   6.463% due 11/13/2001                                   13,000         12,756
Bayerische Landesbank NY
   0.000% due 05/17/2000 (d)                              306,000        300,370
   6.200% due 02/09/2006                                      250            234
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                       50             50
   6.500% due 01/08/2001 (d)                                8,100          8,134
   6.228% due 01/28/2002 (d)                               11,250         11,232
   6.323% due 04/05/2002 (d)                               25,000         25,009
   6.348% due 05/07/2002 (d)                                4,300          4,299
   6.424% due 08/01/2002 (d)                               53,600         53,722
   6.510% due 12/16/2002 (d)                               46,100         46,097
   6.125% due 02/01/2003                                       25             24
   6.596% due 03/28/2003 (d)                               15,800         15,809
   6.750% due 04/15/2003                                      105            102
   6.418% due 05/06/2003 (d)                               13,000         13,034
   6.415% due 05/16/2003 (d)                               39,200         39,298
   6.130% due 07/22/2003 (d)                               19,000         19,022
   6.150% due 03/02/2004                                      150            142
   8.750% due 03/15/2004                                       75             78
   6.521% due 06/01/2004 (d)                                9,265          9,299
   6.625% due 10/01/2004                                      250            240
   6.566% due 03/18/2005 (d)                               37,000         37,026
   6.250% due 07/15/2005                                   25,000         23,409
   6.750% due 12/15/2007                                    2,000          1,892
   Bell Atlantic Financial
   5.750% due 04/01/2003                                    1,500          1,524

                                   2000 Annual Report See accompanying notes  55

Total Return Fund
March 31, 2000
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Beneficial Corp.
   5.950% due 07/25/2000                                 $  5,000       $  4,991
   6.730% due 01/09/2001 (d)                               16,000         15,994
   6.110% due 01/09/2002 (d)                                  500            502
   6.210% due 01/23/2002 (d)                                5,000          5,001
   6.291% due 03/01/2002 (d)                               50,000         50,063
   8.000% due 06/18/2002                                      400            405
   6.030% due 01/14/2003                                      320            308
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                   28,000         27,227
   7.300% due 12/15/2002                                    9,000          8,862
   6.700% due 06/09/2032 (d)                               16,150         16,000
BTM Holdings
   6.680% due 09/29/2049 (d)                                6,000          6,000
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                   11,988         11,852
Capital One Bank
   6.750% due 07/28/2003 (d)                                2,200          2,199
Case Credit Corp.
   5.950% due 08/01/2000                                    2,375          2,367
   5.850% due 02/20/2001 (d)                                1,600          1,579
Caterpillar Financial Service Corp.
   6.151% due 05/27/2001 (d)                               10,000          9,997
   6.480% due 12/12/2001                                      575            568
   6.300% due 02/11/2002 (d)                                  700            702
Central Hispano Financial Services
   6.540% due 04/28/2005 (d)                                5,000          5,002
Chase Manhattan Corp.
   8.500% due 02/15/2002                                      200            204
   5.750% due 04/15/2004                                      150            142
   6.000% due 02/15/2009                                      800            721
Chemical Banking Corp.
   6.125% due 11/01/2008                                      400            360
Chrysler Financial Co. LLC
   5.860% due 01/16/2001                                      500            496
   6.034% due 06/11/2001 (d)                               21,400         21,402
   5.690% due 11/15/2001                                      650            636
   5.400% due 01/15/2002                                   15,750         15,251
   6.950% due 03/25/2002                                       50             50
   6.129% due 07/17/2002 (d)                               20,000         20,000
   6.144% due 08/08/2002 (d)                               37,000         37,034
   6.184% due 02/03/2003 (d)                               35,000         35,020
   6.174% due 03/06/2003 (d)                               25,000         25,184
   6.164% due 03/10/2003 (d)                               10,000         10,072
   6.124% due 06/18/2003                                   35,000         34,990
Chubb Capital Corp.
   6.875% due 02/01/2003                                      100             99
Cigna Corp.
   8.250% due 01/01/2007                                      250            252
Cincinnati Financial Corp.
   6.900% due 05/15/2028                                   80,925         73,136
CIT Group, Inc.
   6.200% due 10/20/2000                                      525            523
   6.750% due 05/14/2001                                   30,000         29,829
   6.393% due 10/01/2002 (d)                                  600            601
CIT Holdings LLC
   6.875% due 02/16/2005                                    7,500          7,295
Citicorp
   6.235% due 05/24/2001 (d)                              139,000        139,046
   6.223% due 09/17/2001 (d)                                   65             65
   6.179% due 11/13/2001 (d)                               10,000         10,002
   6.231% due 06/27/2002 (d)                               11,450         11,411
   6.186% due 08/15/2002 (d)                               11,500         11,490
   6.224% due 11/12/2002 (d)                               30,000         29,974
   8.000% due 02/01/2003                                      250            253
   7.125% due 09/01/2005                                      400            393
   7.250% due 09/01/2008                                      500            491
Citifinancial
   6.375% due 09/15/2002                                      115            112
   6.500% due 08/01/2004                                      400            387
Comerica, Inc.
   7.250% due 06/15/2007                                      200            195
Commercial Credit Co.
   6.750% due 05/15/2000                                      100            100
   6.000% due 06/15/2000                                      300            300
   5.550% due 02/15/2001                                    1,300          1,284
   8.250% due 11/01/2001                                    2,500          2,540
   6.875% due 05/01/2002                                      335            332
   7.750% due 03/01/2005                                      550            556
Countrywide Home Loans
   6.250% due 04/15/2009                                      600            541
Credit Asset Receivable
   6.274% due 10/31/2003                                   41,870         40,921
Credit Lyonnais
   5.688% due 07/21/2000 (d)                                6,750          6,736
Deutsche Bank Capital Trust I
   7.872% due 12/29/2049                                   20,875         19,848
Deutsche Bank Financial
   7.500% due 04/25/2009                                    3,000          2,955
Donaldson, Lufkin & Jenrette
   6.400% due 09/18/2002 (d)                               13,600         13,589
   6.170% due 07/15/2003                                   20,000         19,168
Dow Capital BV
   7.125% due 01/15/2003                                      100             99
Dresdner Bank-New York
   6.625% due 09/15/2005                                    1,000            957
Dresdner Funding Trust I
   8.151% due 06/30/2031                                   17,500         16,418
Duke Capital Corp.
   7.250% due 10/01/2004                                   19,000         18,789
Edison Funding
   6.950% due 12/19/2000                                    7,000          7,002
EOP Operating LP
   6.376% due 02/15/2002                                   26,310         25,638
Export Credit Bank of Turkey
   8.385% due 08/18/2000 (d)                               10,740         10,750
   8.820% due 08/18/2000                                    2,923          2,915
Export-Import Bank Korea
   6.500% due 11/15/2006                                    5,000          4,765
Exxon Capital Corp.
   7.450% due 12/15/2001                                      250            252
   6.125% due 09/08/2008                                    2,000          1,864
Farmers Insurance
   8.625% due 05/01/2024                                      275            281
Finova Capital Corp.
   5.875% due 10/15/2001                                    1,000            976
   6.720% due 11/08/2002 (d)                               52,250         52,448
   6.480% due 04/08/2003 (d)                                  300            300
   6.390% due 06/18/2003 (d)                               32,300         32,289
   6.330% due 11/24/2003                                      700            652
First Chicago Corp.
   6.230% due 03/11/2002 (d)                               10,000         10,016
   6.230% due 02/18/2003 (d)                               10,000          9,939
   6.165% due 07/28/2003 (d)                                   50             50
First Interstate Bancorp
   8.875% due 01/01/2009  (l)                                 162            163
First Union Corp.
   7.100% due 08/15/2004                                    3,000          2,959
   7.700% due 02/15/2005                                    4,000          4,051
   6.375% due 01/15/2009                                      500            457
Fleet Financial Group
   9.900% due 06/15/2001                                      200            206
Ford Capital BV
   9.500% due 06 /01/2010                                     200            220
Ford Motor Credit Corp.
   6.375% due 10/06/2000                                    1,300          1,296
   6.250% due 11/08/2000                                      750            747
   7.020% due 06/07/2001                                    1,000            999
   6.710% due 07/13/2001 (d)                               46,500         46,747
   6.210% due 08/27/2001 (d)                               27,500         27,497
   6.249% due 09/03/2001 (d)                               27,000         27,020
   7.000% due 09/25/2001                                    1,125          1,121
   6.160% due 10/15/2001 (d)                               13,000         13,012
   6.240% due 11/16/2001 (d)                               76,800         76,860
   8.240% due 01/15/2002                                       85             86
   6.165% due 01/17/2002 (d)                               53,945         53,769

56  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
   8.200% due 02/15/2002                                $    500        $    507
   6.500% due 02/28/2002                                   1,710           1,684
   6.341% due 03/19/2002 (d)                              28,208          28,283
   6.200% due 04/29/2002 (d)                              33,000          33,016
   6.298% due 05/23/2002                                  14,000          14,000
   6.269% due 06/04/2002 (d)                               2,000           2,000
   6.300% due 07/16/2002 (d)                              98,480          98,718
   6.550% due 09/10/2002                                   4,000           3,930
   6.190% due 10/15/2002 (d)                              14,000          13,995
   7.750% due 11/15/2002                                   5,730           5,772
   6.320% due 12/16/2002 (d)                              56,000          55,864
   6.000% due 01/14/2003                                   1,000             963
   7.500% due 01/15/2003                                     250             250
   6.218% due 02/03/2003 (d)                              30,000          29,931
   6.224% due 02/13/2003 (d)                             250,185         249,587
   6.199% due 02/13/2003 (d)                             100,000          99,956
   6.330% due 03/17/2003 (d)                              13,000          13,000
   6.125% due 04/28/2003                                  25,580          24,655
   6.625% due 06/30/2003                                     775             758
   6.370% due 11/24/2003 (d)                              32,000          32,063
   5.750% due 02/23/2004                                     620             584
   6.310% due 05/21/2004 (d)                              22,200          22,246
   6.309% due 06/02/2004 (d)                               1,500           1,495
   6.700% due 07/16/2004                                  92,305          89,590
   8.250% due 02/23/2005                                   2,500           2,577
   7.500% due 03/15/2005                                  17,000          16,959
   6.228% due 04/28/2005 (d)                              58,000          57,831
   6.125% due 01/09/2006                                      25              23
   5.800% due 01/12/2009                                     155             137
Fuji Bank
   9.870% due 12/31/2049 (d)                              17,875          17,786
GATX Capital Corp.
   6.440% due 06/09/2000                                   3,000           2,998
General Electric Capital Corp.
   6.875% due 04/15/2000                                     200             200
   8.375% due 03/01/2001                                   1,415           1,432
   6.020% due 05/04/2001                                   1,000             990
   5.500% due 11/01/2001                                      50              49
   5.650% due 03/31/2003                                     125             120
   6.210% due 12/09/2005                                     400             382
   8.300% due 09/20/2009                                   1,125           1,211
General Motors Acceptance Corp.
   9.375% due 04/01/2000 (d)                                 235             235
   5.800% due 04/09/2001                                   8,340           8,239
   6.800% due 04/17/2001                                   4,800           4,790
   5.950% due 04/20/2001                                  22,150          21,904
   6.700% due 04/30/2001                                   3,000           2,988
   7.125% due 05/01/2001                                  44,395          44,355
   6.750% due 06/05/2001                                     880             876
   6.875% due 07/15/2001                                   1,000             996
   6.310% due 08/23/2001 (d)                              48,000          48,189
   6.060% due 10/22/2001 (d)                              25,700          25,658
   6.485% due 11/26/2001 (d)                              19,000          19,127
   6.375% due 12/01/2001                                     265             261
   6.230% due 12/10/2001 (d)                               2,200           2,199
   9.625% due 12/15/2001                                   5,650           5,844
   6.548% due 12/17/2001 (d)                              13,000          13,090
   6.130% due 01/08/2002 (d)                               3,000           3,007
   6.625% due 01/10/2002                                     500             493
   6.140% due 01/28/2002 (d)                               3,000           3,000
   6.130% due 02/01/2002 (d)                              36,700          36,701
   6.750% due 02/07/2002                                   1,590           1,571
   6.330% due 03/15/2002 (d)                              10,215          10,251
   7.750% due 03/25/2002                                     125             126
   6.165% due 04/29/2002 (d)                             221,144         221,238
   7.000% due 09/15/2002                                     250             247
   6.625% due 10/01/2002                                   5,000           4,908
   6.330% due 10/07/2002 (d)                               1,100           1,101
   6.199% due 11/12/2002 (d)                              10,200          10,180
   6.299% due 11/12/2002 (d)                              19,595          19,621
   6.327% due 12/09/2002 (d)                              64,050          64,093
   6.200% due 12/15/2002                                     500             485
   5.480% due 12/16/2002                                     150             143
   6.000% due 01/15/2003                                     990             953
   5.875% due 01/22/2003                                  30,500          29,268
   6.750% due 03/15/2003                                  40,125          39,384
   7.125% due 05/01/2003                                  36,000          35,648
   6.681% due 07/20/2003 (d)                               9,956           9,947
   6.190% due 08/18/2003 (d)                              89,940          89,459
   5.550% due 09/15/2003                                  32,000          30,201
   6.625% due 10/20/2003                                   2,000           1,951
   5.750% due 11/10/2003                                   1,000             946
   6.251% due 04/05/2004 (d)                              35,200          35,122
   6.351% due 05/28/2004 (d)                              73,000          73,644
   6.850% due 06/17/2004                                   1,000             975
   6.551% due 09/20/2004 (d)                              20,137          20,119
   6.650% due 11/17/2005                                     500             480
   6.150% due 04/05/2007                                     150             139
   8.950% due 07/02/2009                                  21,483          22,321
Golden State Holdings
   2.281% due 01/02/2000                                      15             335
   6.750% due 08/01/2001                                   1,950           1,881
Goldman Sachs Group
   6.200% due 12/15/2000                                   6,500           6,468
   6.210% due 01/09/2001 ( d)                             75,000          75,150
   6.456% due 01/12/2001 (d)                              25,000          25,103
   6.469% due 01/16/2001 (d)                              39,000          39,112
   6.220% due 01/25/2001 (d)                              27,400          27,426
   6.340% due 02/20/2001 (d)                               3,000           3,008
   6.773% due 04/16/2001 (d)                              18,000          18,008
   6.390% due 12/07/2001 (d)                              25,000          25,060
   6.496% due 12/24/2001 (d)                               6,000           6,014
   6.490% due 02/18/2002 (d)                               2,300           2,312
   6.340% due 02/22/2002 (d)                               3,500           3,504
   6.370% due 01/16/2003 (d)                              15,000          15,079
   6.270% due 01/17/2003 (d)                             145,000         145,089
   6.349% due 02/10/2004 (d)                              10,000           9,806
   6.640% due 02/19/2004 (d)                              10,000          10,147
   6.800% due 02/09/2009 (d)                              10,000          10,463
   6.500% due 02/25/2009                                     140             130
Hansol Paper Co. Ltd.
   7.934% due 05/24/2001 (d)                              20,000          20,200
Hartford Life, Inc.
   6.900% due 06/15/2004                                     600             586
Heller Financial, Inc.
   6.240% due 08/25/2000 (d)                               3,000           3,002
   6.477% due 09/12/2000                                   5,000           4,989
   6.448% due 02/05/2001                                  13,000          13,017
   6.250% due 03/01/2001                                  25,000          24,774
   6.441% due 06/25/2001 (d)                              74,550          74,718
   5.750% due 09/25/2001                                   1,400           1,367
   6.370% due 10/22/2001 (d)                              19,200          19,250
   6.500% due 11/01/2001                                     250             247
   7.000% due 11/09/2001 (d)                               2,500           2,522
   6.220% due 04/26/2002 (d)                              12,000          11,979
   6.280% due 05/07/2002 (d)                               2,000           1,997
   6.269% due 05/13/2002 (d)                              10,000           9,980
   6.460% due 06/24/2002 (d)                               5,100           5,095
   6.270% due 04/28/2003 (d)                              26,000          25,971
   6.300% due 04/28/2003 (d)                              55,750          55,524
Hertz Corp.
   7.000% due 07/15/2003                                  13,300          13,111
Hitachi Credit America
   6.221% due 05/15/2000                                  25,000          25,008
   6.280% due 07/07/2000 (d)                              40,000          40,015
Home Savings of America
   6.000% due 11/01/2000                                  14,175          14,075
Household Bank
   6.341% due 09/26/2001 (d)                               9,000           9,002
   6.228% due 10/22/2003 (d)                              15,000          14,936
Household Capital Trust
   6.531% due 06/26/2004 (d)                              13,925          13,850
Household Finance Corp.
   6.349% due 06/22/2001 (d)                               3,000           3,007
   6.199% due 08/01/2001 (d)                               1,500           1,500
   6.199% due 11/01/2001 (d)                               5,000           5,000
   6.223% due 05/07/2002 (d)                              40,850          40,868
   6.310% due 05/24/2002 (d)                             113,800         113,762
   7.080% due 06/03/2002                                  15,000          14,893
   5.875% due 11/01/2002                                     200             193

                                   2000 Annual Report See accompanying notes  57

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
   6.430% due 06/24/2003                                  $  35,000     $ 34,990
   6.506% due 06/24/2003 (d)                                 31,000       30,982
   7.000% due 08/01/2003                                     20,000       19,675
   6.500% due 11/15/2008                                      2,000        1,844
Household Netherlands BV
   6.125% due 03/01/2003                                     18,100       17,282
Hyatt Equities LLC
   6.800% due 05/15/2000                                      1,040        1,039
Inter-American Development Bank
   5.750% due 04/15/2004                                     57,400       26,690
   8.875% due 06/01/2009                                        200          224
   7.375% due 01/15/2010                                      4,200        4,267
International Bank for Reconstruction & Development
   7.000% due 01/27/2005                                      1,000        1,010
International Lease Finance
   7.000% due 05/15/2000                                        500          500
   6.420% due 09/11/2000                                        500          500
   5.930% due 07/15/2003                                     14,000       13,435
J.P. Morgan & Co.
   6.250% due 12/15/2005                                        200          188
JET Equipment Trust
  10.000% due 06/15/2012                                         80           89
  10.690% due 11/01/2013                                        100          117
John Hancock
   7.375% due 02/15/2024                                        360          340
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                                  5,700        6,046
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                     20,764       20,992
Key Bank NA
   7.550% due 09/15/2006                                        350          349
Kimco Realty Corp.
   6.500% due 10/01/2003                                        200          192
Korea Development Bank
   7.154% due 10/06/2000 (d)                                  5,000        5,001
   6.500% due 11/15/2002                                        440          422
   7.125% due 04/22/2004                                     19,125       18,371
   7.375% due 09/17/2004                                     15,000       14,515
   6.750% due 12/01/2005                                         55           51
   7.250% due 05/15/2006                                         50           47
   6.510% due 10/20/2000                                     11,000       10,948
   6.000% due 03/07/2001                                    350,000        3,582
   8.600% due 03/25/2002                                      5,600        5,631
Korean Export-Import Bank
   7.250% due 06/25/2001                                      2,600        2,591
   7.125% due 09/20/2001                                     10,000        9,853
   6.500% due 02/10/2002                                     12,391       12,025
   7.100% due 03/15/2007                                      1,600        1,580
LB Rheinland - PFALZ
   5.000% due 02/23/2028                                      3,400        3,229
Lehman Brothers Holdings, Inc.
   7.120% due 07/27/2000 (d)                                  8,000        7,975
   6.400% due 08/30/2000                                        200          200
   6.538% due 12/01/2000 (d)                                    500          501
   6.125% due 02/01/2001                                      2,000        1,977
   6.610% due 02/20/2001                                      1,500        1,500
   6.000% due 02/26/2001                                        700          692
   6.138% due 06/01/2001 (d)                                101,600      101,601
   6.604% due 07/03/2001 (d)                                 10,000       10,055
   6.904% due 04/02/2002 (d)                                 64,150       64,528
   6.375% due 05/07/2002                                     26,395       25,763
   6.798% due 05/07/2002 (d)                                 42,100       42,255
   6.840% due 07/15/2002 (d)                                 43,051       43,319
   6.419% due 08/12/2002 (d)                                  6,500        6,472
   6.880% due 08/28/2002 (d)                                  6,500        6,547
   6.410% due 09/03/2002 (d)                                 14,000       13,870
   6.690% due 12/12/2002 (d)                                 57,100       57,266
   6.690% due 04/04/2003 (d)                                123,100      124,902
   7.000% due 05/15/2003                                        150          147
   6.625% due 04/01/2004                                         65           63
   7.625% due 06/01/2006                                        350          344
   8.500% due 05/01/2007                                      1,475        1,519


                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
LG&E Capital Corp.
   6.205% due 05/01/2004                                  $  1,000      $    954
   6.460% due 01/15/2008                                     3,000         2,816
Liberty Mutual Insurance
   8.200% due 05/04/2007                                    17,510        17,654
Limestone Electron Trust
   8.625% due 03/15/2003                                    71,000        71,451
Marine Midland
   6.313% due 12/16/2000 (d)                                 3,700         3,698
MBNA America Bank NA
   6.199% due 05/01/2000 (d)                                   400           400
   6.290% due 04/25/2002 (d)                                 1,000           996
   6.875% due 07/15/2004                                    46,000        44,467
MBNA Corp.
   6.990% due 05/24/2002                                     1,000           987
   6.600% due 09/10/2002 (d)                                 5,000         5,015
   6.505% due 12/10/2002                                     2,100         2,062
MCN Investment Corp.
   6.030% due 02/01/2001                                     6,850         6,766
   7.120% due 01/16/2004                                     7,500         7,144
   6.300% due 04/02/2011                                     7,500         7,392
Mellon Bank Corp.
   6.500% due 08/01/2005                                        75            72
Mellon Financial Co.
   6.300% due 06/01/2000                                       250           250
Mercury Finance Co.
  10.000% due 03/23/2001                                     2,050         1,989
Merrill Lynch & Co.
   6.620% due 06/06/2000                                       500           500
   6.450% due 06/20/2000                                       350           350
   6.250% due 07/25/2000                                       490           490
   6.298% due 09/25/2000 (d)                                 5,000         5,005
   6.054% due 10/03/2000 (d)                                 2,000         2,000
   6.770% due 12/05/2000 (d)                                89,000        89,004
   6.000% due 03/01/2001                                     1,325         1,311
   6.500% due 04/01/2001                                       400           397
   6.750% due 04/30/2001                                     2,775         2,769
   6.208% due 05/08/2001 (d)                                54,900        54,660
   6.310% due 05/30/2001 (d)                                 3,800         3,801
   6.189% due 06/04/2001 (d)                                30,000        30,001
   6.129% due 11/01/2001 (d)                                35,000        34,977
   6.180% due 11/09/2001 (d)                                16,000         5,869
   6.480% due 01/11/2002 (d)                                 4,000         4,011
   6.140% due 01/15/2002 (d)                                17,000        16,845
   8.000% due 02/01/2002                                       400           404
   6.424% due 02/01/2002 (d)                                33,000        33,049
   7.375% due 08/17/2002                                       300           299
   8.300% due 11/01/2002                                       200           204
   6.000% due 02/12/2003                                       500           482
   6.875% due 03/01/2003                                       140           138
   6.396% due 06/24/2003 (d)                                27,000        26,897
   6.154% due 10/01/2003 (d)                                 9,500         9,480
   5.880% due 01/15/2004                                       600           567
   6.550% due 08/01/2004                                       100            97
   7.000% due 03/15/2006                                     1,500         1,460
   6.560% due 12/16/2007                                        50            47
   7.000% due 04/27/2008                                       100            96
   6.375% due 10/15/2008                                    17,000        15,652
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                     6,800         6,503
Mexico Credit Link
  11.384% due 02/22/2002 (d)                                29,500        29,706
MFN Financial Corp.
   6.460% due 09/13/2001 (d)                                10,300        10,279
MIC Financing Trust
   8.375% due 02/01/2027                                    36,000        33,552
Morgan Stanley, Dean Witter, Discover and Co.
   5.820% due 06/19/2000 (d)                               152,000       150,005
   5.750% due 02/15/2001                                       400           395
   6.700% due 05/01/2001                                       600           597
   9.375% due 06/15/2001                                       300           307
   6.353% due 12/17/2001 (d)                                 5,000         5,004
   6.313% due 12/19/2001 (d)                                19,700        19,677
   6.165% due 01/28/2002 (d)                                35,700        35,705
   6.190% due 04/15/2002 (d)                                   300           300

58  PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
   6.310% due 02/21/2003 (d)                              $ 25,000      $ 25,029
   6.308% due 03/11/2003 (d)                                11,500        11,465
   6.375% due 12/15/2003                                       150           145
   5.625% due 01/20/2004                                     1,100         1,035
   6.290% due 04/22/2004 (d)                                68,500        68,438
Morgan, J.P. & Co., Inc.
   5.750% due 02/25/2004                                    22,800        21,578
   6.000% due 01/15/2009                                    34,000        30,309
Nacional Financiera
   8.000% due 06/19/2000                                     4,500         4,496
   9.549% due 12/01/2000 (d)                                25,760        25,644
  22.000% due 05/20/2002                                    70,000         7,386
NationsBank Corp.
   6.750% due 02/26/2001                                       500           499
   7.000% due 09/15/2001                                     1,500         1,493
   6.300% due 06/17/2002 (d)                                10,000         9,991
   6.125% due 07/15/2004                                       600           570
NCNB Corp.
   7.750% due 08/01/2002                                       896           895
Noble Affiliates, Inc.
   8.950% due 12/15/2004                                    10,500        10,336
Nordbanken
   7.250% due 11/12/2009                                    21,250        20,626
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                                     1,000           995
Norwest Financial, Inc.
   6.375% due 07/16/2002                                       500           490
   6.250% due 11/01/2002                                       100            97
   7.000% due 01/15/2003                                       300           295
   6.000% due 02/01/2004                                        50            48
Okobank
   6.460% due 05/23/2006 (d)                                10,000        10,329
Orix Credit Alliance
   7.640% due 09/17/2001                                    13,000        12,908
Osprey Trust
   8.310% due 01/15/2003                                    75,000        75,000
Paccar Financial Corp.
   6.740% due 09/15/2000                                       250           250
Pacific Mutual Life
   7.900% due 12/30/2023                                     8,000         8,261
PaineWebber
   6.400% due 02/18/2002 (d)                                 5,000         4,969
   6.520% due 05/20/2002 (d)                                 1,000           994
Parker Retirement Savings Plan
   6.340% due 07/15/2008                                       891           841
PDVSA Finance Ltd.
   7.400% due 08/15/2016                                     1,200           919
Pemex Finance Limited
   6.125% due 11/15/2003                                    25,000        24,265
Pinnacle Holdings, Inc.
   5.500% due 09/15/2007                                     3,800         3,506
PNC Bank Corp.
   5.863% due 06/01/2000 (d)                               243,000       242,982
   6.224% due 01/24/2002 (d)                                49,000        48,952
   6.066% due 08/15/2002 (d)                                 5,000         5,003
PNC Funding Corp.
   6.875% due 03/01/2003                                       100            99
   7.000% due 09/01/2004                                    15,000        14,797
PNC Institutional Capital Association
   7.950% due 12/15/2026                                       150           139
Popular North American, Inc.
   7.375% due 09/15/2001                                    25,000        24,854
Popular, Inc.
   6.715% due 06/06/2000                                     6,000         5,997
   6.550% due 10/10/2000                                     2,485         2,476
   6.540% due 11/06/2001                                    18,705        18,380
   6.625% due 01/15/2004                                    19,500        18,677
Prime Property Funding II
   7.000% due 08/15/2004                                       110           105
Prudential Funding Corp.
   6.620% due 08/01/2000 (d)                                 2,000         1,993
   6.240% due 10/02/2000 (d)                                20,000        20,032
   6.375% due 07/23/2006                                    55,000        51,468
   6.625% due 04/01/2009                                    17,000        15,287

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
PSE&G Capital Corp.
   6.740% due 10/23/2001                                $  1,400        $  1,392
Racers
   6.340% due 03/03/2003 (d)                             282,400         282,400
Reliance Group Holdings
   9.000% due 11/15/2000                                  19,000          17,813
   9.750% due 11/15/2003                                  10,000           7,200
Reliant Energy Financial Co.
   7.150% due 12/10/2001 (d)                              51,000          50,951
Residential Reinsurance
   9.761% due 06/01/2000 (d)                              11,500          11,417
Royal Bank of Scotland plc
   6.400% due 04/01/2009                                  15,000          13,707
   8.817% due 03/31/2049                                  38,600          39,397
   6.770% due 12/31/2049                                 113,800         109,943
   9.118% due 12/31/2049                                  65,500          67,552
Safeco Corp.
   7.260% due 08/12/2002                                     500             501
Sakura Capital Funding
   7.320% due 08/29/2049                                  20,000          18,939
   7.020% due 09/29/2049 (d)                             100,000          96,390
Salomon, Inc.
   6.650% due 07/15/2001                                     600             596
   7.000% due 03/04/2002                                  18,850          18,736
   6.470% due 05/16/2002 (d)                              23,000          22,987
Salomon, Smith Barney Holdings
   5.980% due 03/26/2001                                     250             248
   3.650% due 02/14/2002 (d)(h)                           29,036          28,528
   6.240% due 04/15/2002 (d)                              35,090          35,054
   6.279% due 05/14/2002 (d)                              26,715          26,675
   6.320% due 07/23/2002 (d)                              53,400          53,339
   6.125% due 01/15/2003                                     290             280
   6.320% due 02/11/2003 (d)                              44,200          44,205
Sanwa Business Credit
   6.540% due 06/20/2000                                   1,000           1,000
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                                  69,740          69,504
Sears Roebuck Acceptance
   6.204% due 06/27/2000 (d)                               5,000           5,001
   6.800% due 05/07/2001                                     500             496
   6.790% due 05/21/2001                                     500             498
   7.110% due 06/19/2001                                   1,000             995
   9.400% due 08/02/2001                                     250             257
   6.860% due 08/06/2001                                     400             397
   6.710% due 08/13/2001                                      80              79
   6.360% due 12/04/2001                                     290             284
   6.120% due 12/13/2001                                     260             255
   8.390% due 02/14/2002                                     240             243
   6.950% due 05/15/2002                                     300             296
   6.000% due 03/20/2003                                 149,750         143,579
   7.260% due 04/21/2003                                   3,000           2,967
   7.140% due 05/02/2003                                   5,000           4,928
   6.560% due 11/20/2003                                   1,178           1,138
   6.250% due 01/15/2004                                     300             286
   6.750% due 09/15/2005                                     785             748
   6.700% due 11/15/2006                                     500             471
Security Pacific Corp.
   6.000% due 05/01/2000                                     600             600
  11.500% due 11/15/2000                                   4,000           4,107
Seismic Ltd.
   0.000% due 01/01/2002 (d)                              32,500          32,500
Simon Property Group, Inc.
   9.000% due 03/15/2002                                   2,000           2,018
Skandinaviska Enskilda
   7.500% due 03/29/2049                                     650             580
Socgen Real Estate LLC
   7.640% due 12/29/2049                                   3,000           2,797
Societe Generale
   7.400% due 06/01/2006                                   1,500           1,476
Sovereign Bancorp
   6.625% due 03/15/2001                                  13,500          13,186
Spieker Properties
   6.800% due 12/15/2001                                   5,500           5,385
   6.800% due 05/01/2004                                   1,000             948

                                   2000 Annual Report See accompanying notes  59

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Steers
    9.848% due 08/07/2002 (d)                            $   20,000  $   20,018
Sumitomo Bank International Finance NV
    8.500% due 06/15/2009                                     3,100       3,150
Sumitomo Bank Treasury Co.
    9.400% due 12/29/2049 (d)                                33,750      33,786
Sun Life of Canada (U.S.)
    8.526% due 05/29/2049                                       250         233
Telewest Credit Links
    7.500% due 04/16/2004                                    30,000      28,473
Textron Financial Corp.
    6.460% due 05/28/2002 (d)                                41,900      41,799
Tokai Capital Corp.
    9.980% due 12/29/2049 (d)                                13,050      13,171
Toyota Motor Credit Corp.
    5.707% due 02/15/2002                                    40,000      38,961
Transamerica Finance Corp.
    6.423% due 09/17/2001 (d)                                20,000      19,998
    6.125% due 11/01/2001                                    24,000      23,495
    6.394% due 12/14/2001 (d)                                39,700      39,677
    7.250% due 08/15/2002                                    79,000      78,620
    7.500% due 03/15/2004                                       270         267
    6.750% due 11/15/2006                                       650         607
Travelers Group, Inc.
    7.200% due 02/01/2004                                    38,480      38,145
U.S. Bancorp
    6.134% due 01/16/2002 (d)                                49,000      48,997
    6.279% due 02/03/2003 (d)                                18,100      18,097
U.S. West Capital Funding, Inc.
    6.875% due 08/15/2001                                       400         397
Wachovia Corp.
    6.805% due 05/02/2005 (d)                                49,600      49,600
Washington Mutual, Inc.
    6.375% due 07/01/2000                                     3,000       2,994
    8.206% due 02/01/2027                                       150         141
    8.375% due 06/01/2027                                       235         226
Wells Fargo & Co.
    5.625% due 02/05/2001                                       400         395
    8.750% due 05/01/2002                                       100         103
    6.625% due 07/15/2004                                    47,100      46,021
    6.780% due 05/02/2005 (d)                                67,700      67,700
Westdeutsche Landesbank
    6.750% due 06/15/2005                                     4,000       3,880
    6.050% due 01/15/2009                                    62,500      55,933
                                                                     ----------
                                                                      9,975,463
                                                                     ==========
Industrials 9.2%
Ahold Finance USA, Inc.
    6.875% due 05/01/2029                                       115          99
Akzo Nobel, Inc.
    6.000% due 11/15/2003                                    32,000      30,255
Albertson's, Inc.
    6.375% due 06/01/2000                                       150         150
Alcan Aluminum Ltd.
    5.875% due 04/01/2000                                       250         251
Allied Waste North America, Inc.
    7.375% due 01/01/2004                                    18,925      16,276
Amerco, Inc.
    7.135% due 10/15/2002                                    15,000      14,367
America West Airlines
    6.870% due 07/02/2018                                     1,956       1,824
American Airlines
   10.610% due 03/04/2011                                     1,895       2,175
Amerigas Partners LP
   10.125% due 04/15/2007                                     1,730       1,765
AMR Corp.
   10.610% due 01/11/2001                                     4,000       4,084
   10.570% due 01/15/2001                                     3,000       3,072
   10.590% due 01/31/2001                                     3,000       3,076
   10.000% due 02/01/2001                                     2,000       2,033
    9.400% due 05/08/2001                                     3,000       3,049
    9.500% due 05/15/2001                                     3,480       3,536
    9.130% due 10/25/2001                                     2,000       2,039
    8.470% due 02/20/2002                                     2,000       2,019
    8.500% due 02/26/2002                                     1,000       1,010
   10.210% due 01/01/2010                                     6,500       7,234
Arrow Electronics, Inc.
    6.860% due 11/24/2000 (d)                                 9,200       9,197
AT&T Canada, Inc.
    7.650% due 09/15/2006                                       140         140
   10.750% due 11/01/2007                                     1,000         857
AT&T Corp.
    8.650% due 09/15/2004                                       625         655
Atlas Air, Inc.
    9.820% due 04/04/2003 (d)                                 3,000       3,000
    8.820% due 04/04/2003 (d)                                20,000      20,000
Aventis SA
    8.620% due 01/05/2021                                       250         264
Baxter International, Inc.
    9.500% due 06/15/2008                                       200         227
Bayer Corp.
    6.500% due 10/01/2002                                       250         246
Bellat Racers
    6.209% due 04/01/2003                                    20,000      19,956
Bellsouth Telecommunication
    6.000% due 06/15/2002                                    10,000       9,755
BOC Group PLC
    5.875% due 01/29/2001                                       250         248
Boeing Co.
    8.375% due 02/15/2001                                       900         909
    6.350% due 06/15/2003                                       750         724
Boise Cascade Co.
    7.150% due 05/15/2001                                    10,000       9,924
BP Amoco PLC
    6.250% due 10/15/2004                                     1,000         975
Browning-Ferris Industries, Inc.
    6.100% due 01/15/2003                                     6,000       5,414
Cabot Corp.
    7.280% due 10/21/2027                                     5,160       4,819
Campbell Soup Co.
    4.750% due 10/01/2003                                       500         465
Case Credit Corp.
    6.318% due 05/05/2000 (d)                                13,000      13,002
Cemex SA
   10.750% due 07/15/2000                                     6,250       6,310
    8.500% due 08/31/2000                                    10,000      10,039
    9.250% due 06/17/2002                                    48,500      49,349
Centerior Fuel Corp.
    9.750% due 08/02/2000 (l)                                 8,000       8,120
Century Communications Corp.
    9.500% due 08/15/2000                                     6,250       6,266
    0.000% due 03/15/2003                                    10,515       7,729
CF Cable TV, Inc.
    9.125% due 07/15/2007                                     1,600       1,699
Champion International Corp.
    9.700% due 05/01/2001                                     4,000       4,079
Chancellor AMFM, Inc.
    8.000% due 11/01/2008                                     5,000       4,956
Circus Circus Enterprises
    6.750% due 07/15/2003                                     4,500       4,028
Coastal Corp.
   10.375% due 10/01/2000                                     8,500       8,623
    6.569% due 03/06/2002 (d)                               153,550     153,550
Coca-Cola Co.
    6.375% due 08/01/2001                                       200         198
    7.875% due 02/01/2002                                       600         606
    6.000% due 07/15/2003                                       250         240
Colgate-Palmolive Co.
    6.000% due 08/15/2003                                        45          44
Coltec Industries, Inc.
    7.500% due 04/15/2008                                     2,200       2,148
Columbia/HCA Healthcare
    8.020% due 08/05/2002                                     9,000       8,715
    8.130% due 08/04/2003                                     7,300       7,048
    6.630% due 07/15/2045                                    10,000       9,509
Comcast Corp.
    9.375% due 05/15/2005                                    34,995      36,682
    8.375% due 05/01/2007                                       145         148
Conagra, Inc.
    6.340% due 06/12/2000 (d)                                83,300      83,266


60  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Conexant Systems, Inc.
    4.000% due 01/02/2007                                $      800  $      732
Conoco, Inc.
    6.350% due 04/15/2009                                     1,900       1,773
Continental Airlines
    9.500% due 12/15/2001                                       385         387
    6.954% due 02/02/2011                                    25,113      24,082
    6.900% due 01/02/2018                                       666         633
Cox Communications, Inc.
    6.500% due 11/15/2002                                       200         195
Cox Enterprises, Inc.
    8.000% due 02/15/2007                                     5,000       4,976
Credit Lyon Capital
    2.375% due 01/02/2000                                     1,300      31,200
CSX Corp.
    6.430% due 06/15/2000 (d)                                30,500      30,485
    9.500% due 08/01/2000                                     3,385       3,405
DaimlerChrysler Holdings
    6.160% due 01/18/2002                                    18,900      18,902
    6.380% due 08/23/2002 (d)                                 6,410       6,431
Dayton Hudson Corp.
   10.000% due 12/01/2000                                     1,000       1,017
Delphi Auto Systems Corp.
    6.125% due 05/01/2004                                    20,000      18,730
Delta Air Lines, Inc.
    9.875% due 05/15/2000                                     9,275       9,298
    6.650% due 03/15/2004                                    13,500      12,770
   10.430% due 01/02/2011                                       850         962
   10.140% due 08/14/2012                                     1,000       1,131
    9.200% due 09/23/2014                                     6,000       6,009
   10.500% due 04/30/2016                                     3,000       3,574
Diamond Cable Communication Co.
    0.000% due 12/15/2005 (d)(k)                              3,500       3,290
Disney (Walt) Co.
    6.375% due 03/30/2001                                     1,100       1,093
    6.750% due 03/30/2006                                       100          98
DTE Capital Corp.
    8.350% due 11/15/2038 (d)                                52,750      50,790
E.I. Du Pont de Nemours
    9.150% due 04/15/2000                                       100         100
Eastman Chemical Co.
    6.375% due 01/15/2004                                     5,750       5,458
Electric Lightwave, Inc.
    6.050% due 05/15/2004                                    15,700      14,960
Eli Lilly & Co.
    8.125% due 12/01/2001                                       500         507
Embotelladora Arica S.A
    9.875% due 03/15/2006                                     8,500       8,764
Enron Corp.
    6.400% due 07/15/2006                                       150         139
Federal Express Corp.
    6.845% due 01/15/2019                                       834         795
Ford Motor Co.
    9.000% due 09/15/2001                                       880         900
    6.625% due 10/01/2028                                   115,800     102,135
    7.450% due 07/16/2031                                    10,000       9,716
Fortune Brands
    8.500% due 10/01/2003                                       500         520
Fred Meyer, Inc.
    7.150% due 03/01/2003                                    11,000      10,763
    7.375% due 03/01/2005                                    38,100      37,190
    7.450% due 03/01/2008                                       300         291
General Motors Acceptance Corp.
    6.250% due 05/01/2005                                       300         284
    7.100% due 03/15/2006                                       250         246
Gillette Co.
    6.250% due 08/15/2003                                       750         734
    5.750% due 10/15/2005                                     1,500       1,417
Global Crossing Holding Ltd.
    9.625% due 05/15/2008                                    15,000      14,550
Gold Eagle
   11.453% due 04/16/2001                                    43,300      43,248
Gulf Canada Resources
    9.250% due 01/15/2004                                     7,250       7,329
    9.625% due 07/01/2005                                     2,000       2,005
H.J. Heinz Co.
    7.500% due 04/26/2000                                       150         150
Hanson Overseas BV
    6.750% due 09/15/2005                                       225         216
Harrahs Operating Co., Inc.
    7.875% due 12/15/2005                                     5,000       4,650
Hollinger International Publishing
    9.250% due 02/01/2006                                     3,000       2,820
Houghton Mifflin Co.
    5.990% due 12/03/2001                                     3,000       2,918
Hyder PLC
    6.500% due 12/15/2008                                    10,000       8,774
IBM Corp.
    7.250% due 11/01/2002                                       450         452
    6.450% due 08/01/2007                                       500         479
ICI Wilmington
    6.750% due 09/15/2002                                    10,000       9,800
IMEXSA Export Trust
   10.125% due 05/31/2003                                       529         516
Imperial Tobacco
    7.125% due 04/01/2009                                    21,000      18,922
Inco Ltd.
    9.875% due 06/15/2019                                     5,000       5,195
Ingersoll-Rand Co.
    6.255% due 02/15/2001                                       295         293
International Game Technology
    7.875% due 05/15/2004                                    24,500      22,969
International Paper Co.
    6.875% due 07/10/2000                                     4,260       4,251
    9.050% due 02/08/2001                                       100         101
ISP Holdings, Inc.
    9.750% due 02/15/2002                                     6,250       5,953
    9.000% due 10/15/2003                                     5,000       4,500
J Seagram & Sons
    6.526% due 04/10/2000 (d)                                94,000      92,590
    6.250% due 12/15/2001                                    51,000      49,774
K Mart Corp.
    8.190% due 11/24/2003                                     5,000       4,846
K N Energy, Inc.
    6.450% due 03/01/2003                                       240         232
Kellogg
    5.750% due 02/02/2001                                    86,925      85,902
K-III Communications Co.
    8.500% due 02/01/2006                                     4,000       3,820
KPNQWest BV
    8.125% due 06/01/2009                                     5,000       4,825
Kroger Co.
    6.000% due 07/01/2000                                    14,000      13,945
    7.063% due 10/01/2010 (d)                                54,000      53,992
Lattice Semiconductor Co.
    4.750% due 11/01/2006                                       750       1,376
Lear Corp.
    7.960% due 05/15/2005                                        90          84
Lenfest Communications
    8.375% due 11/01/2005                                     5,000       5,209
Limited, Inc.
    7.800% due 05/15/2002                                       500         502
Lockheed Martin Corp.
    6.850% due 05/15/2001                                     7,000       6,910
Loyola University of Chicago
    6.030% due 06/15/2000 (d)                                16,100      16,017
Lucent Technologies
    7.250% due 07/15/2006                                       150         150
Mallinckrodt, Inc.
    6.300% due 03/15/2001 (d)                                12,375      12,196
Marlin Water Trust
    7.090% due 12/15/2001                                    20,241      19,935
Mazda Manufacturing Corp.
   10.500% due 07/01/2008 (l)                                 1,980       2,334
McDonald's Corp.
    6.500% due 08/01/2007                                       250         242
McLeodUSA, Inc.
    0.000% due 03/01/2007 (k)                                 5,000       3,938
    8.125% due 02/15/2009                                     1,200       1,062


                                   2000 Annual Report See accompanying notes  61

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Mobil Corp.
    8.375% due 02/12/2001                                $      340  $      344
Monsanto Co
    6.000% due 12/01/2005                                       250         231
Motorola, Inc.
    7.600% due 01/01/2007                                       200         204
Nabisco, Inc.
    6.000% due 02/15/2001 (d)                                11,240      11,080
    6.800% due 09/01/2001                                     3,000       2,964
    6.700% due 06/15/2002                                     9,000       8,783
    6.125% due 02/01/2033                                    15,000      14,327
Nabors Industries, Inc.
    6.800% due 04/15/2004                                     9,250       8,975
New York Times Co.
    7.625% due 03/15/2005                                     1,000       1,020
News America Holdings Corp.
    7.450% due 06/01/2000                                     3,000       2,999
    8.625% due 02/01/2003                                       750         767
Nike, Inc.
    6.510% due 06/16/2000                                     1,000       1,000
Nisource Capital Markets
    7.290% due 09/28/2000                                    59,000      58,982
Norfolk Southern Corp.
    6.700% due 05/01/2000                                     7,165       7,161
    7.875% due 02/15/2004                                        50          50
Northwest Airlines, Inc.
    8.970% due 01/02/2015                                     1,644       1,665
Occidental Petroleum
    6.704% due 04/03/2000                                    34,300      34,321
    6.400% due 04/01/2003                                     7,710       7,350
Owens Corning
    7.000% due 05/15/2000                                       200         200
Owens-Illinois, Inc.
    7.850% due 05/15/2004                                     2,600       2,499
    7.150% due 05/15/2005                                    10,000       9,244
Packaging Corp. of America
    9.625% due 04/01/2009                                     2,500       2,475
Pepsico, Inc.
    5.750% due 01/15/2008                                       500         458
Petroleos Mexicanos
    8.402% due 07/15/2005 (d)                               118,650     117,167
    8.850% due 09/15/2007                                     1,800       1,751
    9.375% due 12/02/2008                                    36,650      37,658
Philip Morris Cos., Inc.
    9.000% due 01/01/2001                                       300         303
    8.750% due 06/01/2001                                     5,515       5,514
    7.250% due 09/15/2001                                        70          69
    7.500% due 01/15/2002                                        50          49
    6.800% due 12/01/2003                                    48,345      45,465
    7.000% due 07/15/2005                                     1,125       1,039
    7.200% due 02/01/2007                                    34,000      31,134
Phillips Petroleum Co.
    6.375% due 03/30/2009                                    31,000      27,895
Pr-b Interest Owners Tr Nt (ene)
    7.535% due 06/30/2000 (d)(l)                             29,419      29,384
Procter & Gamble Co.
    5.250% due 09/15/2003                                    35,600      33,509
Qwest Communications International, Inc.
    0.000% due 10/15/2007 (k)                                 2,500       2,038
Racers
    8.090% due 04/28/2003 (d)                                30,000      30,000
Racers Bellat
    6.160% due 09/15/2005 (d)                                15,000      14,967
Raytheon Co.
    6.300% due 08/15/2000                                    32,000      31,869
Reliant Energy, Inc.
    8.930% due 05/14/2001                                     5,300       5,389
    8.920% due 05/15/2001                                     6,500       6,609
    6.375% due 11/01/2003                                    14,000      13,478
Residential Reinsurance
    9.163% due 06/01/2000 (d)                                 1,800       1,771
Reynolds & Reynolds
    6.120% due 03/02/2001                                     4,000       3,946
Rochester Telecom
    8.950% due 08/07/2001                                     3,000       3,073
Rogers Cablesystems, Inc.
   10.000% due 12/01/2007                                     5,000       5,238
Rogers Cantel Mobile Communications, Inc.
    9.375% due 06/01/2008                                     2,750       2,798
Safeco
    9.630% due 05/31/2000 (l)                                 6,500       6,544
    9.590% due 05/31/2001 (l)                                 3,000       3,085
Safeway, Inc.
    5.750% due 11/15/2000                                       150         149
    7.000% due 09/15/2002                                       625         617
    6.850% due 09/15/2004                                       250         243
Sara Lee Corp.
    6.300% due 11/07/2005                                       500         476
Scotia Pacific Co. LLC
    7.710% due 01/20/2014                                       305         254
Semtech Corp.
    4.500% due 02/01/2007                                     4,500       4,269
Smithfield Foods
    7.625% due 02/15/2008                                     2,000       1,740
Smithkline Beecham
    7.375% due 04/15/2005                                       150         151
Stone Container Corp.
   10.750% due 10/01/2002                                     2,500       2,534
Swiss Life Financial Ltd.
    2.000% due 05/20/2005                                     3,000       2,953
TCI Communications, Inc.
    6.855% due 09/11/2000 (d)                                63,500      63,428
    6.900% due 12/20/2000 (d)                                10,000      10,006
    6.750% due 03/12/2001 (d)                                14,700      14,820
    6.375% due 05/01/2003                                     3,280       3,194
Telecommunications, Inc.
    8.250% due 01/15/2003                                    43,125      44,401
Telewest Communications PLC
    9.625% due 10/01/2006                                     5,000       4,850
Tenet Healthcare Corp.
    7.875% due 01/15/2003                                     5,000       4,813
    8.625% due 12/01/2003                                     1,200       1,176
    8.000% due 01/15/2005                                     2,000       1,900
    7.625% due 06/01/2008                                    12,000      10,740
Texaco Capital
    8.500% due 02/15/2003                                       700         720
    6.000% due 06/15/2005                                       400         376
Textron, Inc.
    6.750% due 09/15/2002                                       225         221
Time Warner, Inc.
    6.100% due 12/30/2001                                    39,775      38,891
    7.975% due 08/15/2004                                    59,770      60,938
    7.250% due 09/01/2008                                       125         122
Times Mirror Co.
    6.650% due 10/15/2001                                       300         297
TRW, Inc.
    6.601% due 06/28/2000 (d)                                30,200      30,195
    6.450% due 06/15/2001                                    20,000      19,669
Tyco International Group SA
    6.819% due 03/05/2001 (d)                                15,000      14,992
Union Pacific Corp.
    6.354% due 05/22/2000 (d)                                60,000      59,886
    7.875% due 02/15/2002                                     8,000       8,025
    6.930% due 06/01/2003                                     1,000         983
    6.000% due 09/01/2003                                     8,000       7,569
    6.120% due 02/01/2004                                       250         237
United Air Lines
    9.000% due 12/15/2003                                     1,000       1,011
   10.670% due 05/01/2004                                     2,050       2,204
US Airways
    6.850% due 01/30/2018                                       147         134
USA Waste Services, Inc.
    6.125% due 07/15/2001                                    23,500      22,466
UST, Inc.
    7.250% due 06/01/2009                                    25,000      24,067
USX Corp.
    9.800% due 07/01/2001                                       300         307
Viacom, Inc.
    5.875% due 07/15/2000                                     6,200       6,176

62  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Wal-Mart Stores, Inc.
    9.100% due 07/15/2000                                $      250  $      251
    8.625% due 04/01/2001                                     2,450       2,487
    6.150% due 08/10/2001                                       450         445
    6.750% due 05/24/2002                                       170         169
    6.875% due 08/10/2009                                       900         878
Walt Disney Co.
    5.125% due 12/15/2003                                       500         466
Waste Management, Inc.
    6.375% due 12/01/2003                                       200         180
    6.500% due 05/14/2004                                    89,000      79,617
Westpoint Stevens, Inc.
    7.875% due 06/15/2005                                     8,000       7,026
Westvaco Corp.
    9.650% due 03/01/2002                                       150         156
Whitman Corp.
    6.250% due 05/01/2000                                    15,800      15,800
Williams Communications Group, Inc.
    6.540% due 11/15/2001                                     8,800       8,800
WMX Technologies
    6.700% due 05/01/2001                                    10,000       9,684
    7.000% due 10/15/2006                                       500         435
Wr-b Interest Owners Tr Nt (ene)
    7.410% due 06/30/2000 (d)(l)                             25,802      25,771
Xerox Corp.
    5.875% due 06/01/2000                                    22,500      22,459
    6.500% due 06/29/2000                                       280         280
    5.750% due 07/21/2000                                       500         499
    5.400% due 09/11/2000                                       400         398
    7.410% due 05/15/2001                                     1,000       1,004
Yorkshire Power
    6.154% due 02/25/2003                                    17,000      16,208
                                                                     ----------
                                                                      2,883,351
                                                                     ==========
Utilities 6.5%
AEP Resources, Inc.
    6.500% due 12/01/2003                                    20,000      19,056
Alabama Power Co.
    5.350% due 11/15/2003                                     1,600       1,501
Arizona Public Service
    5.750% due 09/15/2000                                       250         248
    6.490% due 06/30/2001                                    13,757      13,692
Ashland, Inc.
    8.450% due 12/05/2001                                     3,000       3,056
AT&T Corp.
    5.125% due 04/01/2001                                       600         589
    7.350% due 08/27/2001                                     7,200       7,219
    7.125% due 01/15/2002                                       275         274
    7.000% due 05/15/2005                                       200         197
    6.000% due 03/15/2009                                        50          45
    6.500% due 03/15/2029                                       170         147
Baltimore Gas & Electric
    6.125% due 07/01/2003                                       150         144
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                                       596         592
    8.625% due 06/01/2007                                     5,000       5,004
    9.000% due 06/01/2017                                       235         240
BellSouth Telecommunications, Inc.
    7.500% due 06/15/2033                                       185         172
Calpine Corp.
    9.250% due 02/01/2004                                     4,150       4,181
    7.625% due 04/15/2006                                     7,000       6,620
    7.875% due 04/01/2008                                     2,500       2,353
Central Maine Power Co.
    6.500% due 06/14/2000                                     5,500       5,489
Central Power & Light Co.
    6.710% due 11/23/2001 (d)                                18,100      18,105
Chesapeake & Potomac Telephone
    5.625% due 03/01/2007                                       500         445
    8.000% due 10/15/2029                                     1,125       1,180
Cleveland Electric Illuminating Co.
    9.500% due 05/15/2005                                    13,000      13,203
CMS Energy
    7.375% due 11/15/2000                                    76,695      75,972
    8.125% due 05/15/2002                                    18,725      18,462
    8.375% due 07/01/2003                                    15,000      14,514
    7.000% due 01/15/2005                                    30,000      27,416
Commonwealth Edison
    6.210% due 06/15/2002 (d)                                 1,000         999
    6.625% due 07/15/2003                                     1,000         973
    9.875% due 06/15/2020                                    11,700      12,869
Connecticut Light & Power Co.
    5.750% due 07/01/2000                                     1,590       1,585
    7.875% due 06/01/2001                                       100         100
    7.750% due 06/01/2002                                     5,000       4,990
    8.590% due 06/05/2003                                    27,000      26,127
Consolidated Edison
    6.250% due 12/15/2001 (d)                                10,000      10,009
    6.625% due 02/01/2002                                       100          99
Consolidated Natural Gas
    7.250% due 10/01/2004                                    43,750      43,111
Cox Enterprises, Inc.
    6.625% due 06/14/2002                                     5,250       5,116
Duke Energy Corp.
    7.000% due 06/01/2000                                       700         700
    5.875% due 06/01/2001                                       250         246
    6.750% due 08/01/2025                                        25          22
Duqestne Light Co.
    6.100% due 05/10/2000                                     1,000       1,000
Dynegy, Inc.
    7.500% due 06/15/2009                                    12,000      11,764
East Coast Power LLC
    6.737% due 03/31/2008                                    17,981      16,950
El Paso Electric Co.
    9.400% due 05/01/2011                                     7,455       7,907
Enron Corp.
    7.660% due 01/14/2002                                     5,000       5,025
Entergy Mississippi, Inc.
    6.699% due 05/03/2004 (d)                                31,000      30,881
Flag Ltd.
    8.250% due 01/30/2008                                     1,200       1,068
GTE Corp.
    5.500% due 01/15/2009                                       100          87
    7.510% due 04/01/2009                                       175         174
Hughes Electric
    7.451% due 10/23/2000                                    10,000       9,991
Indiana Bell Telephone Co., Inc.
    5.500% due 04/01/2007                                       500         446
Indiana Michigan Power
    6.530% due 11/22/2000 (d)                                 2,500       2,506
Indianapolis Power & Light
    7.375% due 08/01/2007                                       225         224
Kansai Electric Power Co.
    7.250% due 09/25/2006                                     2,000       1,973
Kentucky Power Co.
    6.569% due 11/02/2000 (d)                                 7,300       7,300
Kerr-McGee Corp.
   10.000% due 04/01/2001                                     9,663       9,881
    6.414% due 08/01/2001 (d)                                22,100      22,101
    6.703% due 11/01/2001                                    80,500      80,170
Korea Electric Power
    7.000% due 10/01/2002                                       180         174
    3.882% due 10/31/2002 (d)                                18,900       8,896
    6.375% due 12/01/2003                                       220         206
Louisiana Power & Light Co.
    7.740% due 07/01/2002                                       599         596
MCI Worldcom, Inc.
    6.270% due 08/17/2000 (d)                                20,000      20,003
    6.125% due 08/15/2001                                     1,330       1,314
    6.125% due 04/15/2002                                     1,250       1,219
    8.875% due 01/15/2006                                    24,529      25,560
Montana Power Co.
    6.293% due 04/06/2001 (d)                                15,000      15,003
National Power Corp.
    9.625% due 05/15/2028                                    16,000      13,443
National Rural Utilities Cooperative
    6.250% due 04/15/2003                                    50,000      48,189
New Century Energies, Inc.
    5.860% due 05/30/2000                                    24,400      24,350

                                   2000 Annual Report See accompanying notes  63

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
New England Telephone & Telegraph Co.
    6.375% due 09/01/2008                                $    1,350  $     1,262
New Jersey Bell Telephone
    4.875% due 11/01/2000                                       800          790
New York Telephone Co.
    6.250% due 02/15/2004                                       150          144
    6.000% due 04/15/2008                                        45           41
    6.125% due 01/15/2010                                        80           72
Niagara Mohawk Power
    7.000% due 10/01/2000                                    60,235       60,122
    7.125% due 07/01/2001                                    20,604       20,323
    7.250% due 10/01/2002                                    24,783       24,481
    7.375% due 07/01/2003                                    39,162       38,189
    7.375% due 08/01/2003                                     1,645        1,642
North Atlantic Energy
    9.050% due 06/01/2002                                     5,995        5,940
Northern Illinois Gas Co.
    6.450% due 08/01/2001                                     1,450        1,437
Northern Telecom Ltd.
    8.750% due 06/12/2001                                       300          305
NRG Energy, Inc.
    8.000% due 11/01/2003                                     6,000        5,956
Nynex Corp.
    9.550% due 05/01/2010                                     6,516        6,990
Ohio Bell Telephone Co.
    5.375% due 03/01/2007                                       950          839
Ohio Power Co.
    7.000% due 07/01/2004                                    24,000       23,213
Oxymar
    7.500% due 02/15/2016                                       100           73
Pacific Gas & Electric Co.
    6.750% due 12/01/2000                                     3,049        3,049
Pacific Northwest Bell
    4.375% due 09/01/2002                                        50           47
Pennsylvania Power & Light
    6.000% due 06/01/2000                                       500          499
Philadelphia Electric
    5.625% due 11/01/2001                                    22,350       21,781
Philippine Long Distance Telephone Co.
    7.850% due 03/06/2007                                     5,000        4,326
   10.500% due 04/15/2009                                     6,000        5,914
PP&L, Inc.
    6.125% due 05/01/2001 (d)                                16,102       15,949
    6.550% due 03/01/2006                                       500          475
PSEG Energy Holdings
    9.125% due 02/10/2004                                       120          120
Public Service Co. of Colorado
    6.000% due 04/15/2003                                       750          721
Public Service Electric & Gas
    6.500% due 06/01/2000                                       500          500
    7.250% due 04/01/2001 (d)                                 3,191        3,187
    6.125% due 08/01/2002                                     1,000          976
    6.250% due 01/01/2007                                     1,500        1,401
Public Service Enterprise Group, Inc.
    6.710% due 11/22/2000 (d)                                11,000       11,013
    6.350% due 06/15/2001 (d)                               156,200      156,290
Queststar Pipeline
    9.375% due 06/01/2021                                       200          219
RAS LAFFAN Liquid Natural Gas
    8.294% due 03/15/2014                                       145          141
Reliant Energy, Inc.
    8.750% due 03/01/2022                                    10,000       10,224
Scana Corp.
    6.590% due 02/08/2002 (d)                                 3,100        3,100
Sierra Pacific Power Co.
    6.900% due 10/13/2000                                    29,000       28,998
Sierra Pacific Resources
    7.060% due 05/01/2000                                     6,000        5,999
    6.830% due 10/06/2000 (d)                                35,000       34,990
    6.200% due 04/15/2004                                    20,000       18,906
SK Telecom Co. Ltd.
    7.750% due 04/29/2004                                     5,000        4,883
Southern Energy
    7.900% due 07/15/2009                                       175          173
Sprint Capital Corp.
    6.386% due 11/15/2001 (d)                               100,000      100,079
    6.500% due 11/15/2001                                       370          365
    8.125% due 07/15/2002                                    10,378       10,513
    5.875% due 05/01/2004                                    43,500       41,203
System Energy Resources
    7.380% due 10/01/2000                                     5,000        4,997
    7.710% due 08/01/2001                                    14,850       14,845
Teco Energy, Inc.
    5.540% due 09/15/2001                                    44,630       43,652
Telekomunikacja Polska SA
    7.125% due 12/10/2003                                    12,200       11,704
    7.750% due 12/10/2008                                    13,600       13,202
Tennessee Valley Authority
    3.375% due 01/15/2007 (h)                                10,647        9,897
    0.000% due 04/15/2042 (k)                                   855          319
Texas Utilities Co.
    6.310% due 04/24/2000 (d)                                65,100       65,094
    6.791% due 06/25/2001                                   130,200      130,085
    6.370% due 08/16/2001                                     1,000          985
    7.105% due 09/24/2001                                   208,800      209,907
    5.940% due 10/15/2001                                     3,000        2,941
    6.500% due 08/16/2002                                     1,000          987
Texas-New Mexico Power
   10.750% due 09/15/2003                                    11,450       11,589
Toledo Edison Co.
    8.180% due 07/30/2002                                     1,400        1,415
    8.700% due 09/01/2002                                    14,500       14,569
    7.850% due 03/31/2003                                     7,000        7,017
    7.875% due 08/01/2004                                       500          495
Tucson Electric Power
    8.500% due 10/01/2009                                       454          463
TXU Eastern Funding
    6.150% due 05/15/2002                                    53,800       52,321
    6.450% due 05/15/2005                                     8,045        7,486
U.S. West Communications, Inc.
    5.650% due 11/01/2004                                     9,000        8,385
    6.625% due 09/15/2005                                       400          385
    6.125% due 11/15/2005                                       400          376
Union Electric Co.
    8.000% due 12/15/2022                                     1,000        1,027
United Telecom, Inc.
    9.500% due 06/06/2001                                       150          154
Western Massachusetts Electric
    7.375% due 07/01/2001                                     7,000        6,967
Western Resources, Inc.
    6.250% due 08/15/2003                                    13,500       11,621
Wilmington Trust Co. - Tucson Electric
   10.732% due 01/01/2013 (l)                                   991        1,024
WorldCom, Inc.
    6.400% due 08/15/2005                                     1,625        1,553
YPF Sociedad Anonima
    7.250% due 03/15/2003                                    16,475       16,044
                                                                      ----------
                                                                       2,044,829
                                                                      ----------
Total Corporate Bonds & Notes                                         14,903,643
(Cost $15,074,637)                                                    ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.5%
--------------------------------------------------------------------------------

Alabama 0.0%
Jefferson County Alabama Revenue, (FGIC Insured), Series 1999
5.125% due 02/01/2029                                         9,000        8,055
5.000% due 02/01/2033                                         1,250        1,083
                                                                      ----------
                                                                           9,138
                                                                      ==========
California 0.0%
San Francisco California City & County Airport
Community Revenue, (MBIA Insured), Series 1998
4.500% due 05/01/2028                                         6,700        5,468
                                                                      ----------
Florida 0.1%
Florida State Bridge Capital Outlay, (FGIC Insured)
Series 1999 4.500% due 06/01/2023                             7,000        5,801

64  PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
Florida State Government Utilities Authority,
(AMBAC Insured), Series 1999
5.000% due 10/01/2029                                  $    6,205    $    5,468
5.000% due 10/01/2029                                       6,700         5,904

Florida State Turnpike Authority Revenue,
Series 1998 4.500% due 07/01/2027                          11,500         9,424

Greater Orlando Aviation Authority, Orlando Florida Airport
Facilities Revenue Bonds, (FGIC Insured), Series 1999
5.125% due 10/01/2028                                       2,000         1,783

Lakeland Florida Electric & Water Revenue, (MBIA Insured),
Series 1999 5.000% due 10/01/2028                           5,350         4,723
                                                                     ----------
                                                                         33,103
                                                                     ==========
Georgia 0.1%
Georgia Government Partnership, (MBIA Insured)
4.750% due 06/01/2028                                      18,700        15,785
                                                                     ----------
Hawaii 0.1%
Honolulu Hawaii City & County Wastewater
System Revenue, (FGIC Insured),
Series 1998 4.750% due 07/01/2028                          14,400        12,170
                                                                     ----------
Illinois 0.0%
Chicago Illinois Lakefront Millennium Package Facilities,
(MBIA Insured), Series 1998 5.125% due 01/01/2028           6,200         5,466
                                                                     ----------
Massachusetts 0.1%
Massachusetts Bay Transportation Authority,
(MBIA Insured), Series 1998
4.750% due 03/01/2021                                       8,300         7,197

Massachusetts State Turnpike Authority Metro
Highway System, (AMBAC Insured),
Series 1999 5.000% due 01/01/2039                          11,300         9,681
                                                                     ----------
                                                                         16,878
                                                                     ==========
Mississippi 0.0%
Mississippi Development Bank Obligation,
(AMBAC Insured), Series 1999 5.000% due 07/01/2024          5,000         4,458
                                                                     ----------
Nevada 0.0%
Clark County Nevada Passenger Facility Charge Revenue,
(MBIA Insured), Series 1998 4.750% due 07/01/2022           6,000         5,137
                                                                     ----------
New York 0.1%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998 5.125% due 12/01/2022            9,000         8,149

New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                  11,058        11,047


New York City Transitional Finance Authority Revenue,
(FGIC Insured), Series 1998 4.750% due 11/15/2023           5,000         4,283

New York City, New York, Series D
6.346% due 08/01/2002 (d)                                  14,815        14,815


New York State Dorm Authority Lease Revenue
4.750% due 01/15/2029                                       3,850         3,198
5.625% due 04/01/2029                                       1,000           959
                                                                     ----------
                                                                         42,451
                                                                     ==========
Pennsylvania 0.0%
Philadelphia PA School District, (MBIA Insured),
Series 1998 4.750% due 04/01/2027                           6,300         5,305

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999 5.000% due 02/01/2029                             500           436
                                                                     ----------
                                                                          5,741
                                                                     ==========
Texas 0.0%
Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025                           5,500         4,808
                                                                     ----------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                             500           419
                                                                     ----------
Washington State 0.0%
Seattle Washington, General Obligation Limited,
Series F 5.125% due 12/15/2028                              6,000         5,318
                                                                     ----------
Total Municipal Bonds & Notes                                           166,340
(Cost $165,094)                                                      ==========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.5%
--------------------------------------------------------------------------------

A.I.D. Housing Guarantee - Peru
    9.980% due 08/01/2008                                     935           979
Federal Home Loan Bank
    0.000% due 05/12/2000 (d)                             185,400       185,398
    5.500% due 07/14/2000                                   1,150         1,148
    5.663% due 02/15/2002 (d)                              17,000        16,706
    5.135% due 09/22/2003                                     600           565
    6.000% due 06/30/2004                                   1,000           960
    5.365% due 12/11/2008                                     600           527
Federal Home Loan Mortgage Corp.
    7.000% due 02/15/2003                                     500           499
Federal National Mortgage Assn.
    9.050% due 04/10/2000                                     400           400
    5.650% due 06/12/2000                                      50            50
    5.560% due 07/24/2000                                     440           439
    5.375% due 03/15/2002                                     750           729
    7.250% due 06/20/2002                                  55,000        27,171
    6.000% due 03/03/2003                                     500           486
    5.750% due 06/15/2005                                     750           708
    6.560% due 12/10/2007                                     190           180
Student Loan Marketing Assn.
    5.129% due 06/30/2000 (d)                              63,700        63,692
    5.711% due 04/25/2004 (d)                              10,916        10,902
    6.365% due 07/25/2004 (d)                               1,059         1,055
    6.375% due 10/25/2004 (d)                              19,319        19,255
    6.395% due 10/25/2004 (d)                              32,283        32,206
    5.770% due 10/25/2005 (d)                              17,554        17,471
    6.089% due 10/25/2005 (d)                              26,225        26,103
    5.909% due 04/25/2006 (d)                              97,402        97,034
    6.635% due 07/25/2006 (d)                              31,287        31,182
    6.595% due 01/25/2007 (d)                              89,311        89,217
    6.565% due 04/25/2007 (d)                             165,769       164,952
                                                                     ----------
Total U.S. Government Agencies                                          790,014
(Cost $791,398)                                                      ==========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.5%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities
    3.625% due 07/15/2002 (h)                           1,027,517     1,024,628
    3.375% due 01/15/2007 (h)                             228,023       220,573
    3.625% due 01/15/2008 (h)                             416,333       405,404
    3.875% due 01/15/2009 (h)                             207,773       205,631
    3.625% due 04/15/2028 (h)                             132,570       125,858
    3.875% due 04/15/2029 (h)                             127,762       126,724
U.S. Treasury Bonds
   12.375% due 05/15/2004                                   1,000         1,213
   10.375% due 11/15/2012                                     250           308
   12.000% due 08/15/2013                                   6,000         8,115
    6.500% due 02/15/2015 (j)                             287,500       425,231
   10.625% due 08/15/2015                                 144,600       206,552
    9.250% due 02/15/2016                                     250           325
    7.250% due 05/15/2016                                     275           304
    7.500% due 11/15/2016                                     500           567
    8.750% due 05/15/2017                                     300           379
    8.875% due 08/15/2017                                   1,375         1,759
    8.125% due 08/15/2019                                  41,000        49,841
    8.750% due 08/15/2020                                 214,600       277,706
    8.125% due 08/15/2021                                     305           375
    8.000% due 11/15/2021                                 417,600       508,559
    7.125% due 02/15/2023                                     500           560
    6.375% due 08/15/2027                                     100           104
    6.250% due 05/15/2030                                  21,340        22,580


                                   2000 Annual Report See accompanying notes  65

Total Return Fund
March 31, 2000
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
U.S. Treasury Notes
    5.125% due 08/31/2000 (b)                          $   96,835    $   96,411
    6.625% due 05/15/2007 (j)                              36,800        37,525
    6.125% due 08/15/2007                                   1,525         1,511
    6.500% due 02/15/2010                                  21,100        21,845
U.S. Treasury Strips
    0.000% due 11/15/2006                                     270           178
    0.000% due 02/15/2019                                  80,000        25,699
    0.000% due 05/15/2020                                 185,600        55,417
    0.000% due 11/15/2021                                 316,200        87,553
                                                                     ----------
Total U.S. Treasury Obligations                                       3,939,435
(Cost $3,848,029)                                                    ==========

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 51.1%
-------------------------------------------------------------------------------

Collateralized Mortgage Obligations 21.6%
ABN AMRO Mortgage Corp.
    6.500% due 06/25/2029                                   7,093         6,438
American Southwest Financial Securities Corp.
    7.400% due 11/17/2004                                  36,860        36,882
   12.250% due 11/01/2014                                      38            37
   12.500% due 04/01/2015                                     288           289
   12.000% due 05/01/2015                                     630           644
   11.400% due 09/01/2015                                     422           421
    7.248% due 11/25/2038                                  52,881        50,270
Bank of America Mortgage Securities
    6.250% due 07/25/2014                                  10,272         9,532
    6.250% due 08/25/2028                                  25,000        22,240
    6.500% due 05/25/2029                                  35,732        32,620
    7.250% due 10/25/2029                                  10,003         8,790
Bankers Trust Co.
    8.625% due 04/01/2018                                      41            41
Bear Stearns Mortgage Securities, Inc.
    7.000% due 09/20/2012                                  34,576        33,528
    7.000% due 08/20/2018                                  10,000         9,528
    6.625% due 10/25/2023 (d)                               3,510         3,536
   10.000% due 08/25/2024                                   5,000         5,440
    7.000% due 03/25/2027                                   7,000         6,585
    8.125% due 09/25/2027                                   3,000         3,020
    7.000% due 02/25/2028                                  10,000         9,498
Cendant Mortgage Corp.
    6.503% due 11/18/2028 (d)                              13,937        13,118
    6.503% due 11/18/2028 (d)                               5,762         4,900
Centre Re Series 1999 - ZC - 1
    6.715% due 02/01/2009                                  30,859        29,209
Chase Mortgage Finance Corp.
    8.250% due 10/25/2010                                     424           422
    7.000% due 07/25/2024                                   3,604         3,579
    7.000% due 08/25/2024                                   3,052         2,941
    6.750% due 03/25/2025                                   8,525         7,153
    6.203% due 04/25/2025 (d)                              21,540        21,894
    6.350% due 07/25/2029                                  74,414        72,730
Chemical Mortgage Securities
    7.250% due 01/25/2026                                  11,575        11,262
Citicorp Mortgage Securities, Inc.
    7.030% due 10/25/2022 (d)                              10,949        10,985
    6.250% due 04/25/2024                                  11,796        10,001
    7.250% due 10/25/2027                                  20,462        19,429
    6.750% due 09/25/2028                                   8,859         8,276
    5.900% due 05/25/2029                                  21,125        20,903
CMC Securities Corp.
    7.373% due 09/25/2023 (d)                               4,376         4,350
    7.862% due 04/25/2025 (d)                                 183           185
    7.250% due 11/25/2027                                   9,349         9,049
    6.750% due 05/25/2028                                   5,000         4,648
Collateralized Mortgage Obligation Trust
   10.200% due 02/01/2016                                   2,567         2,598
    7.250% due 04/23/2017                                      70            69
    8.000% due 09/20/2021                                   6,962         6,991
Collateralized Mortgage Securities Corp.
   11.450% due 09/01/2015                                   1,068         1,076
   11.450% due 11/01/2015 (d)                                 140           141
    8.750% due 04/20/2019                                     465           473
Comm
    6.145% due 02/15/2008                                  16,056        15,289
    6.488% due 12/16/2011 (d)                               9,000         9,014
Countrywide Home Loans
    6.500% due 07/25/2013                                   5,676         5,218
    7.334% due 07/25/2024 (d)                               3,898         3,889
    6.750% due 11/25/2025                                  25,567        22,873
    7.500% due 06/25/2027                                  12,194        12,021
    7.500% due 09/25/2027                                  20,000        19,435
    7.250% due 12/25/2027                                   6,224         6,028
    7.250% due 02/25/2028                                  57,846        54,913
    6.750% due 06/25/2028                                  15,103        13,339
    6.750% due 08/25/2028                                  12,807        12,631
    6.750% due 11/25/2028                                   3,000         2,819
    6.500% due 01/25/2029                                  24,978        22,844
    6.500% due 03/25/2029                                  16,744        15,230
    6.050% due 04/25/2029                                     965           945
    7.250% due 08/25/2029                                   5,700         5,353
Crusade Global Trust
    6.400% due 02/15/2030 (d)                             100,000       100,250
CS First Boston Mortgage Securities
    6.750% due 12/27/2028                                  12,189        10,494
DLJ Mortgage Acceptance Corp.
    8.154% due 05/25/2024 (d)                                 117           119
    6.850% due 12/17/2027                                   6,605         6,516
Donaldson, Lufkin & Jenrette
    6.446% due 08/01/2021 (d)(l)                            4,540         4,606
    7.922% due 12/25/2022 (d)                               1,917         1,938
    8.112% due 03/25/2024 (d)                                 541           550
Drexel Mortgage Funding
    9.500% due 11/20/2017                                     715           707
    8.600% due 03/01/2018                                     180           180
FBS Mortgage Corp.
    7.136% due 11/25/2024                                     518           516
Federal Home Loan Mortgage Corp.
    6.750% due 10/15/2003                                  16,183        15,917
    7.000% due 10/15/2003                                   4,007         3,991
    7.500% due 11/01/2003                                   5,165         5,147
    6.000% due 06/15/2005                                   2,692         2,686
   10.150% due 04/15/2006                                       6             6
    6.500% due 07/15/2006                                  11,069        11,003
    6.500% due 08/15/2006                                     710           706
    7.500% due 05/01/2007                                   1,526         1,532
    5.500% due 10/15/2007                                   5,782         5,705
    6.500% due 05/15/2008                                   1,000           982
    4.675% due 06/15/2008 (d)                                 169           150
    6.000% due 11/15/2008                                     225           213
    6.200% due 12/15/2008                                   4,350         3,900
    6.000% due 03/15/2009                                     265           252
    7.550% due 03/15/2012                                     180           179
    8.500% due 08/15/2013                                   2,000         2,039
    8.500% due 09/15/2013                                   5,941         6,038
    6.000% due 11/15/2014                                     400           354
    5.400% due 05/25/2016                                  18,502        18,368
    7.000% due 11/15/2016                                   2,922         2,917
    6.250% due 10/15/2017                                  21,354        21,131
    5.900% due 03/15/2018                                   5,533         5,482
    6.350% due 03/25/2018                                     200           197
    5.250% due 05/15/2018                                     316           313
   10.000% due 08/01/2018                                      65            70
    6.400% due 02/15/2019                                  16,934        16,763
    6.500% due 05/15/2019                                     277           276
    6.250% due 07/15/2019                                  27,756        27,532
    5.000% due 08/15/2019                                     118           115
    7.500% due 01/15/2020                                   4,037         4,043
    6.388% due 06/15/2020 (d)                                  89            89
    5.250% due 07/15/2020                                     382           374
    5.500% due 10/15/2020                                      72            71
    9.500% due 11/15/2020                                   3,855         3,948
    9.000% due 12/15/2020                                   2,724         2,806
    8.750% due 12/15/2020                                   1,265         1,277
    6.000% due 12/15/2020                                     282           267
    6.250% due 01/15/2021                                     200           193
    9.500% due 01/15/2021                                   2,234         2,313
    8.000% due 04/15/2021                                      96            97


66  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
    6.500% due 05/15/2021                                $      119  $      117
    6.500% due 05/17/2021                                        72          68
    8.500% due 06/15/2021                                    26,071      26,729
    6.950% due 07/15/2021                                       505         493
    8.000% due 07/15/2021                                    11,237      11,280
    9.000% due 07/15/2021                                     1,998       2,077
    9.500% due 07/15/2021                                     1,618       1,650
    8.000% due 08/15/2021                                    23,472      23,620
    6.200% due 08/15/2021                                     1,467       1,447
    6.950% due 08/15/2021                                       166         163
    6.500% due 09/15/2021                                     1,049       1,008
    7.000% due 09/15/2021                                       171         167
    6.500% due 09/15/2021                                    28,978      28,343
    7.000% due 09/15/2021                                       131         128
    7.000% due 10/15/2021                                        12          12
    8.000% due 12/15/2021                                    17,686      17,918
    6.850% due 01/15/2022                                       700         686
    8.250% due 06/15/2022                                     5,000       5,079
    7.000% due 07/15/2022                                     9,075       8,756
    8.500% due 10/15/2022                                     7,618       7,802
    7.500% due 01/15/2023                                    17,089      16,562
    7.000% due 05/15/2023                                     8,532       7,871
    7.000% due 07/15/2023                                       261         242
    6.500% due 07/15/2023                                       272         259
    7.500% due 07/15/2023                                       395         397
    6.500% due 08/15/2023                                   162,855     159,490
    7.500% due 01/20/2024                                       135         134
    6.500% due 02/15/2024                                        22          21
    5.000% due 02/15/2024                                       116          99
    8.000% due 04/25/2024                                       457         465
    6.250% due 05/15/2024                                    12,947      11,290
    7.250% due 08/15/2024                                       190         188
    8.000% due 09/15/2024                                    16,250      16,431
    7.000% due 11/17/2025                                        40          39
    6.500% due 03/15/2026                                       110         102
    7.162% due 10/01/2026 (d)                                 3,198       3,294
    6.000% due 11/15/2026                                       550         497
    7.500% due 01/15/2027                                    24,258      23,972
    8.000% due 02/15/2027                                    33,246      33,550
    7.500% due 03/17/2027                                    20,000      19,925
    6.750% due 05/15/2027                                     1,489       1,437
    7.500% due 06/20/2027                                    18,850      18,121
    6.500% due 08/15/2027                                    15,143      12,979
    6.500% due 10/15/2027                                    32,300      28,817
    6.000% due 11/15/2027                                       665         602
    6.500% due 01/25/2028                                     8,691       7,605
    7.000% due 02/15/2028                                     1,735       1,598
    6.500% due 04/15/2028                                   157,334     143,400
    6.500% due 05/15/2028                                    48,000      41,416
    6.500% due 06/15/2028                                    56,878      47,571
    6.500% due 06/20/2028                                    22,646      19,079
    6.500% due 07/15/2028                                    68,191      54,516
    6.500% due 08/15/2028                                   267,517     223,489
    7.000% due 11/15/2028                                     9,000       8,487
    6.500% due 12/15/2028                                     6,832       5,406
    6.000% due 12/15/2028                                    22,772      18,773
    6.500% due 01/15/2029                                    10,411       9,564
    6.000% due 02/15/2029                                     3,758       2,820
    6.500% due 03/15/2029                                    25,470      22,928
    6.500% due 06/01/2029                                       110         103
    6.500% due 07/01/2029                                     1,119       1,051
    8.000% due 07/15/2029                                     1,250       1,210
    6.165% due 08/15/2032 (d)                                28,544      27,409
Federal National Mortgage Assn
    9.100% due 02/25/2002                                     1,033       1,036
    7.500% due 05/25/2005                                     6,700       6,724
    7.500% due 02/25/2006                                       375         373
    6.500% due 05/01/2006                                       172         169
    6.500% due 07/25/2006                                        68          68
    8.000% due 11/25/2006                                        30          30
    6.500% due 05/25/2007                                     8,425       8,284
    6.000% due 07/25/2007                                       300         293
    8.804% due 08/25/2007 (d)                                    10           9
    6.270% due 09/25/2007                                     3,000       2,842
    7.000% due 10/25/2007                                       200         198
    6.500% due 05/25/2008                                       500         490
   10.500% due 08/25/2008                                     7,146       7,737
    6.000% due 08/25/2008                                        86          85
    7.452% due 09/25/2008 (d)                                 1,606       1,433
    6.750% due 11/25/2010                                     1,117       1,109
    7.000% due 01/25/2011                                       198         197
    6.000% due 03/18/2015                                    15,908      15,714
    8.000% due 12/25/2016                                       199         197
    9.250% due 04/25/2018                                       192         201
    9.300% due 05/25/2018                                       730         756
    6.425% due 06/25/2018 (d)                                     3           3
    9.500% due 06/25/2018                                       420         442
    5.500% due 07/25/2018                                         6           6
    9.500% due 11/25/2018                                     8,826       9,041
    6.000% due 02/25/2019                                     5,000       4,916
    6.500% due 03/25/2019                                       885         862
    9.500% due 06/25/2019                                     1,466       1,527
    5.650% due 07/25/2019                                     1,500       1,488
    9.300% due 08/25/2019                                        81          85
    6.350% due 08/25/2019                                       277         273
    8.000% due 10/25/2019                                     1,718       1,718
    9.000% due 12/25/2019                                     6,578       6,718
    7.500% due 12/25/2019                                        81          80
    6.500% due 03/25/2020                                        69          69
    7.500% due 05/25/2020                                     3,630       3,612
    6.750% due 06/25/2020                                       759         756
    6.356% due 07/18/2020 (d)                                    62          62
    7.000% due 09/25/2020                                    15,966      15,832
    5.000% due 09/25/2020                                       200         186
    9.000% due 09/25/2020                                     3,811       3,926
    8.000% due 12/25/2020                                    25,229      25,476
    6.375% due 12/25/2020 (d)                                    19          19
    9.000% due 01/25/2021                                     5,999       6,218
    8.750% due 01/25/2021                                     3,469       3,532
    5.750% due 02/18/2021                                       100          94
    9.000% due 03/25/2021                                       524         536
    7.500% due 03/25/2021                                     5,480       5,468
    7.000% due 05/25/2021                                       300         289
    7.500% due 06/25/2021                                        70          70
    6.500% due 06/25/2021                                     5,932       5,636
    8.000% due 07/25/2021                                    16,336      16,372
    8.500% due 09/25/2021                                     5,851       5,957
    7.000% due 10/25/2021                                     8,997       8,756
    8.000% due 10/25/2021                                    22,645      22,812
    7.000% due 11/25/2021                                    24,015      23,679
    6.000% due 12/25/2021                                        45          44
    8.000% due 01/25/2022                                    21,700      21,742
    8.000% due 03/25/2022                                        96          96
    7.000% due 04/25/2022                                    17,091      16,274
   10.000% due 05/01/2022                                       152         162
    7.375% due 05/25/2022                                     8,894       8,688
    8.000% due 06/25/2022                                     3,710       3,715
    7.000% due 06/25/2022                                     1,416       1,381
    8.000% due 07/25/2022                                    58,786      59,172
    7.000% due 07/25/2022                                     6,172       6,056
    6.500% due 10/25/2022                                     3,919       3,507
    7.800% due 10/25/2022                                     3,674       3,654
    6.500% due 12/25/2022                                       230         222
    3.663% due 02/25/2023 (d)                                14,032         660
    7.000% due 03/25/2023                                    27,899      26,411
    6.500% due 05/18/2023                                    12,369      12,134
    6.900% due 05/25/2023                                       154         142
    7.000% due 06/25/2023                                     4,805       4,155
    6.000% due 08/25/2023                                    10,794       8,728
    6.500% due 08/25/2023                                        44          41
    6.000% due 08/25/2023                                     2,703       2,484
    6.750% due 09/25/2023                                     3,840       3,477
    1.000% due 09/25/2023                                       299         269
    7.500% due 10/25/2023                                        58          57
    6.750% due 10/25/2023                                       578         524
    6.500% due 11/25/2023                                        90          87
    7.100% due 12/25/2023                                     6,769       6,476
    6.500% due 12/25/2023                                     1,125         971
    6.500% due 01/25/2024                                     2,572       2,222
    6.500% due 02/25/2024                                     5,150       4,801


                                   2000 Annual Report See accompanying notes  67

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
    7.250% due 02/25/2024                                $       29  $       29
    7.500% due 06/20/2024                                       120         119
    7.000% due 02/18/2025                                       140         139
    6.600% due 05/18/2025                                       219         205
    7.500% due 11/17/2025                                       289         285
    7.500% due 12/25/2025                                       360         356
    7.000% due 02/15/2026                                       180         175
    7.000% due 07/18/2026                                       450         433
    6.500% due 09/18/2026                                       120         113
    7.000% due 12/18/2026                                    15,751      14,562
    6.000% due 12/25/2026                                       170         156
    6.000% due 03/25/2027                                       320         293
    6.000% due 05/17/2027                                     5,470       4,694
    7.000% due 07/18/2027                                       460         447
    8.000% due 08/18/2027                                       309          93
    6.280% due 04/18/2028 (d)                                   138         137
    6.500% due 06/25/2028                                     3,400       3,046
    6.000% due 07/18/2028                                     8,394       6,982
    6.500% due 07/18/2028                                    67,412      61,660
    9.079% due 09/25/2028                                    23,805      24,750
    6.000% due 04/25/2029                                    10,490       8,172
    6.300% due 10/17/2038                                    14,993      12,996
First Commonwealth Savings & Loan
   10.375% due 04/01/2005                                        17          18
First Nationwide Trust
    6.750% due 07/25/2029                                    11,223      11,081
First Union Residential Securitization, Inc.
    7.000% due 04/25/2025                                       361         345
    6.750% due 08/25/2028                                     9,048       7,987
Gaston Oaks plc
    6.930% due 01/01/2036                                     5,507       5,534
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                     2,889       2,845
    6.500% due 09/25/2023                                     1,175       1,005
    6.500% due 12/25/2023                                     8,631       7,409
    6.500% due 01/25/2024                                     3,895       3,326
    6.500% due 02/25/2024                                         2           2
    6.500% due 03/25/2024                                    63,792      57,007
    6.500% due 04/25/2024                                    64,524      52,207
    7.000% due 10/25/2027                                    14,586      13,633
    7.500% due 06/25/2027                                     3,438       3,368
    7.500% due 07/25/2027                                    10,223       9,980
    7.000% due 11/25/2027                                    72,500      68,902
    6.750% due 05/25/2028                                    23,934      21,610
    6.650% due 05/25/2028                                     7,914       7,756
    6.550% due 06/25/2028                                    23,450      22,312
    6.750% due 06/25/2028                                    21,926      20,474
    6.750% due 10/25/2028                                     9,364       8,722
    6.500% due 12/25/2028                                    19,500      17,767
    6.250% due 12/25/2028                                    55,266      49,490
    6.500% due 05/25/2029                                     9,858       8,941
    6.750% due 05/25/2029                                    20,000      18,562
    6.500% due 07/25/2029                                    95,240      86,391
    5.950% due 07/25/2029                                    24,794      24,274
    6.250% due 07/25/2029                                   132,674     126,507
    6.000% due 07/25/2029                                    18,307      17,753
    7.250% due 08/25/2029                                     8,000       7,513
    7.000% due 09/25/2029                                    15,839      15,066
General Motors Acceptance Corp.
    6.700% due 03/15/2008                                    29,732      28,136
GGP-Homart
    6.202% due 06/10/2003 (d)                                19,735      19,729
GMAC Commercial Mortgage Securities, Inc.
    6.150% due 11/15/2007                                    21,020      20,003
    6.974% due 05/15/2008                                    29,204      28,578
    6.945% due 09/15/2033                                    24,060      22,829
    6.570% due 09/15/2033                                    31,174      29,851
Goldman Sachs Mortgage Corp.
    6.000% due 12/31/2007 (l)                                 9,086       8,216
Government National Mortgage Assn
    6.250% due 06/20/2022                                    53,459      52,725
    7.250% due 12/16/2023                                     8,617       8,577
    7.000% due 01/15/2024                                       431         420
    8.000% due 05/16/2024                                        95          95
    7.000% due 03/20/2026                                       320         302
    7.000% due 08/20/2026                                       126         120
    7.500% due 02/16/2027                                        19          19
    7.500% due 07/16/2027                                    28,821      27,635
    6.500% due 06/20/2028                                    29,978      26,418
    6.500% due 07/20/2028                                    37,879      29,249
    6.500% due 09/20/2028                                    27,553      22,863
    6.500% due 01/20/2029                                    26,964      21,882
    6.500% due 03/20/2029                                    16,259      14,562
    6.000% due 05/20/2029                                    10,511       8,258
Greenwich
    7.272% due 04/25/2022 (d)                                   594         592
    7.352% due 07/25/2022 (d)                                 1,280       1,275
    7.337% due 10/25/2022 (d)                                    79          79
    7.428% due 04/25/2023 (d)                                 1,141       1,136
    7.956% due 04/25/2024 (d)                                 1,249       1,261
    8.423% due 06/25/2024 (d)                                 1,177       1,201
    9.007% due 08/25/2024 (d)                                 1,700       1,725
    8.869% due 11/25/2024 (d)                                   390         391
GS Mortgage Securities Corp.
    6.060% due 10/18/2030                                    32,437      30,901
Headlands Mortgage Securities, Inc.
    7.250% due 11/25/2012                                     2,350       2,330
    7.155% due 12/25/2012                                       827         815
    7.250% due 11/25/2027                                     5,000       4,851
    6.650% due 02/25/2029                                     1,418       1,415
ICI Funding Corp. Secured Assets Corp.
    7.250% due 09/25/2027                                    18,068      17,415
    7.750% due 03/25/2028                                     1,881       1,807
Imperial CMB Trust
    6.820% due 09/25/2026 (d)                                 7,212       7,215
    6.650% due 11/25/2029                                     1,178       1,159
Independent National Mortgage Corp.
    6.650% due 10/25/2024                                     2,723       2,583
    7.218% due 11/25/2024 (d)                                 1,744       1,769
    8.750% due 12/25/2024                                        30          31
    8.539% due 01/25/2025 (d)                                   142         145
    8.000% due 06/25/2025                                        22          21
    7.475% due 07/25/2025 (d)                                 8,458       8,581
    7.416% due 07/25/2025 (d)                                 3,603       3,624
    7.500% due 09/25/2025                                     1,191       1,187
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                                       274         307
J.P. Morgan Commercial Mortgage Finance Corp.
    9.000% due 10/20/2020                                    10,667      10,631
    8.218% due 04/25/2028                                     1,615       1,574
    6.533% due 01/15/2030                                    20,000      19,062
    7.325% due 07/15/2031                                         0           0
Kidder Peabody Acceptance Corp.
    8.214% due 09/25/2024 (d)                                 9,678       9,655
LB Mortgage Trust
    8.396% due 01/20/2017                                    13,047      13,484
Mellon Residential Funding Corp.
    6.350% due 06/25/2028                                    22,000      21,168
    6.110% due 01/25/2029                                    23,900      22,728
    6.570% due 07/25/2029                                    44,000      42,585
    6.580% due 07/25/2029                                    55,500      54,918
Merrill Lynch Mortgage Investors, Inc.
    7.068% due 06/15/2021 (d)                                 4,906       4,785
    6.658% due 06/15/2021                                     2,552       2,523
    6.808% due 06/15/2021 (d)                                 5,229       5,079
    6.950% due 06/18/2029                                    40,148      39,744
Midland Realty Acceptance Corp.
    7.020% due 01/25/2029                                    23,022      22,658
Morgan Stanley Capital
    6.860% due 05/15/2006                                     2,386       2,349
    6.190% due 01/15/2007                                    25,166      24,192
    6.160% due 04/03/2009                                    14,006      13,297
    7.460% due 02/15/2020                                    11,450      11,457
    6.590% due 10/03/2030                                     5,806       5,646
Morgan Stanley, Dean Witter, Discover and Co.
    6.044% due 07/25/2027 (d)                                   988         983
Mortgage Capital Funding, Inc.
    7.800% due 04/15/2006                                       500         501
    7.008% due 09/20/2006                                    15,545      15,061


68  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Nacional Financiera
   22.000% due 05/20/2002 (d)                            $  300,000  $   35,685
NationsBanc Montgomery Funding Corp.
    6.500% due 07/25/2028                                    14,470      13,159
    6.250% due 10/25/2028                                     2,000       1,780
Nationslink Funding Corp.
    5.805% due 02/10/2001                                    23,781      23,613
    6.333% due 10/22/2004                                     7,172       6,991
    6.240% due 04/10/2007 (d)                                 8,163       8,166
Nomura Asset Securities Corp.
    7.602% due 05/25/2024 (d)                                 2,934       3,007
Norwest Asset Securities Corp.
    6.750% due 12/25/2012                                    18,016      17,444
    6.750% due 09/25/2027                                     3,591       3,464
    6.350% due 04/25/2028                                     2,443       2,412
    6.750% due 05/25/2028                                     5,000       4,585
    6.250% due 08/25/2028                                     5,356       5,276
    6.750% due 10/25/2028                                    17,236      16,047
    6.500% due 12/25/2028                                    20,000      18,203
    6.500% due 01/25/2029                                     1,072         866
    6.500% due 02/25/2029                                    60,000      54,770
    5.950% due 04/25/2029                                   112,115     106,793
    6.500% due 04/25/2029                                    26,751      24,314
    6.300% due 04/25/2029                                     9,559       9,106
    6.200% due 04/25/2029                                    77,385      73,515
    5.950% due 04/25/2029                                    17,152      16,809
    6.000% due 05/25/2029                                    19,713      19,102
    6.500% due 06/25/2029                                    46,178      41,895
    6.750% due 08/25/2029                                       787         772
    7.000% due 09/25/2029                                     3,333       2,889
    6.500% due 10/25/2029                                     1,990       1,811
    7.000% due 11/25/2029                                    14,942      14,149
PaineWebber Mortgage
    6.000% due 04/25/2009                                    11,951      11,246
PNC Mortgage Securities Corp.
    6.750% due 06/25/2016                                    12,180      11,924
    7.000% due 10/25/2027                                    36,240      34,316
    6.750% due 12/25/2027                                     7,230       6,446
    6.500% due 02/25/2028                                     1,777       1,763
    7.000% due 02/25/2028                                    25,767      24,508
    6.984% due 02/25/2028                                     9,666       9,304
    6.625% due 03/25/2028                                       926         899
    7.000% due 05/25/2028                                     6,918       6,785
    6.550% due 07/25/2028                                    24,500      24,071
    6.750% due 07/25/2028                                     3,527       3,282
    6.750% due 09/25/2028                                     4,000       3,721
    6.750% due 10/25/2028                                    26,133      24,441
    6.750% due 12/25/2028                                    21,709      20,160
    6.250% due 01/25/2029                                     9,263       8,291
    6.300% due 03/25/2029                                    10,000       8,937
    6.500% due 06/25/2029                                    48,600      44,114
    6.200% due 06/25/2029                                    54,237      51,956
Prudential Bache
    6.151% due 09/01/2018 (d)                                   234         229
    8.400% due 03/20/2021                                     6,706       6,770
Prudential Home Mortgage Securities
    2.109% due 12/25/2000 (d)                                   209         203
    7.000% due 01/25/2008                                    23,860      23,472
    6.400% due 04/25/2009                                     1,158       1,150
    6.950% due 11/25/2022                                       222         202
    7.000% due 07/25/2023                                    12,657      12,463
    6.750% due 10/25/2023                                     9,293       7,385
    7.756% due 11/25/2023 (d)                                   872         868
    5.900% due 12/25/2023                                     7,323       7,203
    6.050% due 04/25/2024                                     3,571       3,524
    6.800% due 05/25/2024                                    10,605       9,605
    6.000% due 05/25/2024                                         4           4
    6.450% due 11/25/2025                                     5,264       4,533
    2.601% due 12/25/2025 (d)                                   281         273
Prudential Securities Secured Financing Corp.
    6.074% due 01/15/2008                                    12,945      12,247
    6.955% due 06/15/2008                                    20,169      19,738
PSB Financial Corp.
   11.050% due 12/01/2015                                       477         479
Resecuritization Mortgage Trust
    6.750% due 06/19/2028                                    18,343      17,236
Residential Accredit Loans, Inc.
    6.250% due 03/25/2014                                       318         301
    7.250% due 06/25/2027                                     2,100       2,028
    7.500% due 08/25/2027                                    15,000      14,621
    7.000% due 02/25/2028                                    41,115      39,084
    6.500% due 12/25/2028                                       400         364
    6.500% due 05/25/2029                                     3,000       2,727
    6.750% due 06/25/2029                                       963         923
Residential Asset Securitization Trust
    7.375% due 03/25/2027                                     5,142       4,949
    7.000% due 03/25/2027                                        18          18
    7.000% due 10/25/2027                                    19,642      18,452
    6.750% due 06/25/2028                                    18,259      17,775
    6.500% due 12/25/2028                                     1,250       1,116
    6.500% due 03/25/2029                                    22,700      21,260
Residential Funding Mortgage Securities, Inc.
    7.000% due 08/25/2008                                     6,650       6,606
    7.500% due 09/25/2011                                    19,385      19,270
    7.000% due 05/25/2012                                     3,095       2,977
    6.500% due 12/25/2012                                    18,126      17,105
    7.750% due 09/25/2022                                       444         441
    8.000% due 01/25/2023                                     3,045       3,055
    8.000% due 02/25/2023                                     9,298       9,273
    6.500% due 11/25/2023                                     1,660       1,487
    7.500% due 09/25/2025                                    14,305      14,226
    7.500% due 12/25/2025                                       952         939
    7.750% due 11/25/2026                                     9,000       9,007
    7.500% due 04/25/2027                                     6,253       6,106
    7.500% due 06/25/2027                                    51,535      50,361
    7.500% due 07/25/2027                                    25,265      25,123
    7.250% due 08/25/2027                                    16,000      15,475
    7.250% due 10/25/2027                                    43,645      42,043
    7.000% due 11/25/2027                                    17,000      16,010
    6.750% due 02/25/2028                                    14,038      13,560
    6.750% due 05/25/2028                                    60,741      55,992
    6.750% due 06/25/2028                                    72,098      65,971
    6.750% due 08/25/2028                                    10,000       9,381
    6.750% due 09/25/2028                                    65,993      61,301
    6.500% due 10/25/2028                                    52,000      47,338
    6.250% due 11/25/2028                                     3,000       2,677
    6.500% due 12/25/2028                                    23,400      21,216
    6.500% due 01/25/2029                                    72,314      65,973
    6.500% due 03/25/2029                                     6,980       6,370
    6.200% due 05/25/2029                                    89,761      88,290
    6.500% due 06/25/2029                                    10,974       8,055
    6.750% due 07/25/2029                                    22,600      20,923
    7.000% due 10/25/2029                                    25,260      23,877
    7.500% due 11/25/2029                                    12,338      11,793
Resolution Trust Corp.
    6.180% due 09/25/2020 (d)(m)                             12,262       4,537
    7.331% due 09/25/2020 (d)                                 1,759       1,547
    8.560% due 06/25/2021 (d)                                   277         276
    8.686% due 08/25/2021                                     7,297       7,268
    8.138% due 10/25/2021 (d)                                   158         157
    8.625% due 10/25/2021                                       145         145
    5.585% due 10/25/2021 (d)                                   139         137
    8.640% due 05/25/2022 (d)                                 1,536       1,524
    7.875% due 08/25/2023 (d)                                 2,001       2,003
    8.835% due 12/25/2023                                     3,300       3,347
    9.450% due 05/25/2024                                     9,677       9,640
    7.100% due 12/25/2024                                       643         640
    7.654% due 10/25/2028 (d)                                 5,814       5,832
    6.824% due 10/25/2028 (d)                                15,215      15,311
    7.515% due 05/25/2029 (d)                                 2,950       2,921
    6.788% due 05/25/2029 (d)                                 2,854       2,830
RMF Commercial Mortgage Securities, Inc.
    6.715% due 01/15/2019                                       235         225
Ryan Mortgage Acceptance Corp.
    9.450% due 10/01/2016                                        81          83
Ryland Acceptance Corp.
   11.500% due 12/25/2016                                        97          97
    8.200% due 09/25/2022                                        30          30
   14.000% due 11/25/2031                                       896         943


2000 Annual Report See accompanying notes  69

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
Ryland Mortgage Securities Corp.
    8.200% due 06/25/2021                                $       35  $       35
    7.706% due 08/25/2022 (d)                                 1,995       2,043
    7.132% due 08/25/2029 (d)                                 2,769       2,785
    6.816% due 10/25/2031 (d)                                 4,546       4,501
Salomon Brothers Mortgage Securities
    7.669% due 11/25/2022 (d)                                   585         585
    8.528% due 07/01/2024 (d)                                 4,525       4,584
    6.219% due 04/25/2029 (d)                                27,697      27,699
    6.259% due 04/25/2029 (d)                                 7,169       7,170
Santa Barbara Savings
    9.500% due 11/20/2018                                     2,228       2,224
Saxon Mortgage
    6.250% due 04/25/2009                                     4,225       4,181
    6.500% due 02/25/2024                                     2,082       2,033
    8.459% due 09/25/2024 (d)                                 4,464       4,526
Securitized Asset Sales, Inc.
    7.707% due 10/25/2023 (d)                                 1,534       1,528
    7.585% due 12/26/2023 (d)                                 1,321       1,299
    7.410% due 09/25/2024 (d)                                 9,900       9,816
Security Pacific National Bank
    6.004% due 03/25/2018 (d)                                    91          89
Small Business Investment Co.
    7.540% due 08/10/2009                                    87,128      87,396
    8.017% due 02/10/2010                                   104,000     106,791
    7.640% due 03/26/2010                                    69,185      68,860
Southern Pacific Secured Assets Corp.
    6.049% due 06/25/2028 (d)                                41,153      40,748
Starwood Commercial Mortgage
    6.600% due 02/03/2009                                    12,054      11,684
Structured Asset Mortgage Investments, Inc.
    6.905% due 06/25/2028 (d)                                40,348      38,812
    6.250% due 11/25/2028                                    14,878      13,263
    6.750% due 01/25/2029                                    10,000       9,281
    6.300% due 05/25/2029                                    21,766      20,944
    6.585% due 06/25/2029 (d)                                31,842      31,570
    7.250% due 07/25/2029                                    27,623      27,171
    6.750% due 05/02/2030                                    22,701      20,970
Structured Asset Notes Transactions Ltd.
    6.650% due 08/30/2005                                    21,085      20,190
Structured Asset Securities Corp.
    7.000% due 12/25/2027                                    51,500      48,812
TMA Mortgage Funding Trust
    6.259% due 01/25/2029                                    37,974      37,974
Union Planters Mortgage Finance Corp.
    6.750% due 01/25/2028                                     4,000       3,729
    6.800% due 01/25/2028                                    15,000      14,343
Vendee Mortgage Trust
    7.750% due 03/15/2016                                       427         427
    7.500% due 08/15/2017                                       370         371
    7.750% due 05/15/2018                                       550         554
    6.500% due 05/15/2020                                    27,833      25,449
    6.836% due 01/15/2030                                    16,957      16,160
Western Federal Savings & Loan
    7.235% due 06/25/2021 (d)                                 3,808       3,794
                                                                     ----------
                                                                      6,822,531
                                                                     ==========
Federal Home Loan Mortgage Corporation 1.5%
    5.000% due 10/15/2020                                     1,000         939
    5.500% due 04/01/2001-04/13/2030 (g)                      6,105       5,446
    5.750% due 08/15/2020                                       300         292
    5.861% due 12/01/2026 (d)                                 6,618       6,484
    6.000% due 12/01/2000-02/15/2025 (g)                     44,777      43,360
    6.125% due 04/01/2017-06/01/2017 (d)(g)                      56          56
    6.340% due 10/25/2023 (d)                                16,742      17,209
    6.500% due 07/01/2001-05/01/2029 (g)                    169,067     153,868
    6.537% due 11/01/2026 (d)                                 8,141       8,191
    6.704% due 11/01/2028 (d)                                26,446      25,833
    6.750% due 01/17/2025                                    10,220      10,082
    6.775% due 11/01/2003                                        69          68
    6.826% due 07/01/2022 (d)                                 1,064       1,091
    6.863% due 07/01/2025 (d)                                 7,207       7,239
    6.900% due 07/01/2023 (d)                                   604         629
    6.922% due 05/01/2023 (d)                                   986       1,017
    6.945% due 08/01/2023 (d)                                 1,069       1,109
    6.957% due 08/01/2023 (d)                                 5,750       6,004
    7.000% due 05/01/2000-07/01/2028 (g)                     14,663      14,478
    7.014% due 08/01/2024 (d)                                   208         216
    7.062% due 08/01/2023 (d)                                   514         530
    7.085% due 05/01/2027 (d)                                 1,045       1,080
    7.130% due 09/01/2023 (d)                                 2,562       2,675
    7.141% due 09/01/2023 (d)                                10,793      11,178
    7.168% due 10/01/2023-07/01/2024 (d)(g)                   3,256       3,374
    7.200% due 10/01/2006                                    73,733      72,409
    7.243% due 09/01/2023 (d)                                 1,547       1,602
    7.269% due 04/01/2024 (d)                                 7,202       7,387
    7.281% due 09/01/2027 (d)                                 2,949       2,966
    7.324% due 10/01/2023 (d)                                 1,820       1,869
    7.329% due 08/01/2023 (d)                                     9          10
    7.342% due 06/01/2024 (d)                                 1,143       1,180
    7.347% due 10/01/2023 (d)                                   994       1,021
    7.492% due 04/01/2029 (d)                                 1,421       1,462
    7.498% due 01/01/2024 (d)                                   536         550
    7.500% due 09/01/2003-08/01/2027 (g)                     11,158      11,134
    7.625% due 01/01/2019 (d)                                     8           8
    7.631% due 09/01/2023 (d)                                 1,513       1,549
    7.750% due 04/01/2007                                        27          27
    7.751% due 05/01/2023 (d)                                 1,832       1,868
    7.777% due 04/01/2023 (d)                                   524         536
    7.818% due 01/01/2024 (d)                                   488         502
    7.834% due 07/01/2023 (d)                                 1,977       2,032
    7.907% due 10/01/2023 (d)                                   507         524
    7.954% due 11/01/2023 (d)                                   416         426
    7.957% due 10/01/2023 (d)                                 1,207       1,251
    7.980% due 11/01/2023 (d)                                   316         325
    8.000% due 01/01/2002-09/01/2018 (g)                      3,279       3,279
    8.188% due 11/01/2023 (d)                                   347         350
    8.250% due 08/01/2007-12/01/2009 (g)                        192         196
    8.500% due 09/01/2001-11/01/2024 (g)                      5,353       5,458
    8.750% due 02/01/2001-12/01/2010 (g)                        149         150
    8.900% due 11/15/2020                                    13,289      13,526
    9.000% due 01/01/2002-09/15/2020 (g)                        638         649
    9.250% due 06/01/2009-11/01/2013 (g)                        104         108
    9.500% due 08/01/2001-12/01/2022 (g)                      1,447       1,509
    9.750% due 03/01/2001-05/01/2009 (g)                         62          64
   10.000% due 06/01/2004-03/01/2021 (g)                      1,134       1,185
   10.100% due 09/01/2016                                       321         341
   10.250% due 03/15/2009-05/01/2009 (g)                      1,200       1,271
   10.500% due 10/01/2017-01/01/2021 (g)                        448         481
   11.000% due 11/01/2009-05/01/2020 (g)                        682         729
   11.250% due 10/01/2009-09/01/2015 (g)                        133         143
   11.500% due 05/01/2000-01/01/2018 (g)                         80          87
   12.500% due 12/01/2012                                        19          20
   13.250% due 10/01/2013                                        80          90
   14.000% due 04/01/2016                                        21          24
   15.500% due 08/01/2011-11/01/2011 (g)                         16          18
   16.250% due 05/01/2011                                         3           3
                                                                     ----------
                                                                        462,767
                                                                     ==========
Federal Housing Administration 1.5%
    6.500% due 02/15/2001-03/01/2040 (g)                      8,005       7,322
    6.630% due 05/28/2039-07/01/2040 (g)                      3,091       2,843
    6.687% due 07/25/2040                                     6,054       5,676
    6.750% due 07/15/2001                                     6,157       5,790
    6.755% due 06/25/2039-03/01/2041 (g)                     17,647      16,206
    6.780% due 05/28/2039                                     3,908       3,691
    6.790% due 05/01/2039                                    10,902      10,688
    6.830% due 12/01/2039                                     3,497       3,313
    6.875% due 11/01/2015                                     3,153       2,960
    6.880% due 10/25/2040-02/01/2041 (g)                     22,283      20,728
    6.896% due 07/01/2020                                    24,393      22,929
    6.900% due 12/01/2040                                    22,769      21,502
    6.930% due 01/01/2036                                    15,969      15,800
    7.000% due 11/15/2040                                     1,801       1,693
    7.050% due 03/25/2040                                     4,517       4,238
    7.125% due 03/01/2034                                     4,427       4,246
    7.211% due 12/01/2021                                     2,741       2,723
    7.250% due 12/01/2021-06/01/2040 (g)                     19,996      19,652
    7.310% due 06/01/2041                                    23,566      22,851
    7.315% due 08/01/2019                                    34,187      32,638
    7.317% due 05/01/2019                                     4,850       4,658
    7.350% due 11/01/2022                                     6,080       6,032


70  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
    7.375% due 03/01/2019-01/01/2024 (g)          $    15,732      $     15,384
    7.400% due 02/01/2021                               2,290             2,284
    7.430% due 12/01/2016-05/01/2025 (g)              116,016           115,048
    7.450% due 04/01/2040                               2,507             2,464
    7.465% due 11/01/2019                              31,958            31,896
    7.500% due 03/01/2032-09/30/2039 (g)               12,885            12,626
    7.580% due 04/01/2040                               5,109             5,020
    7.630% due 08/01/2041                              17,187            16,856
    7.650% due 11/01/2018-11/01/2040 (g)                7,560             7,449
    7.700% due 03/15/2041                               5,557             5,521
    7.750% due 11/15/2039                               5,538             5,488
    7.880% due 12/01/2039                              13,423            13,462
    8.250% due 10/29/2023-01/01/2041 (g)                9,545             9,628
                                                                   -------------
                                                                        481,305
                                                                   =============
Federal National Mortgage Association 1.2%
    4.750% due 11/14/2003                                 250               232
    5.000% due 12/25/2021-04/18/2027 (g)                2,000             1,768
    5.500% due 02/01/2014-12/01/2028 (g)                  258               235
    5.650% due 04/25/2005                                  40                39
    5.911% due 09/01/2017 (d)                           4,592             4,406
    5.919% due 09/01/2024 (d)                           2,201             2,145
    5.922% due 11/01/2035 (d)                               0                 0
    6.000% due 05/01/2000-05/01/2029 (g)               46,987            43,790
    6.090% due 12/01/2008                                  49                46
    6.190% due 04/01/2027 (d)                             148               146
    6.200% due 04/25/2005                                  31                31
    6.250% due 07/25/2007                                 100                99
    6.390% due 05/25/2036                              28,696            24,160
    6.420% due 12/01/2007                                 150               142
    6.450% due 09/25/2016                               2,461             2,437
    6.500% due 04/01/2003-06/17/2038 (g)               50,514            46,674
    6.573% due 04/01/2026 (d)                           1,286             1,292
    6.600% due 09/25/2018                               3,376             3,359
    6.633% due 12/01/2027 (d)                           9,222             9,224
    6.687% due 08/01/2027 (d)                          45,986            45,640
    6.750% due 08/01/2003                                 296               295
    6.752% due 09/01/2024 (d)                           1,442             1,479
    6.835% due 07/01/2003                                  67                66
    6.843% due 07/01/2024 (d)                           4,961             5,076
    6.925% due 10/01/2027 (d)                           5,509             5,529
    6.950% due 03/25/2026                                 300               296
    7.000% due 07/01/2001-12/20/2027 (g)              124,671           122,451
    7.030% due 11/01/2025 (d)                           1,409             1,450
    7.050% due 11/01/2025 (d)                           4,246             4,431
    7.102% due 05/01/2024 (d)                           2,549             2,692
    7.136% due 09/01/2022 (d)                           1,330             1,358
    7.190% due 05/01/2026 (d)                             652               675
    7.227% due 09/01/2025 (d)                           2,049             2,105
    7.250% due 05/01/2002-01/01/2023 (g)               11,048            10,732
    7.261% due 09/01/2022 (d)                           1,387             1,407
    7.289% due 03/01/2025 (d)                           3,356             3,455
    7.332% due 11/01/2025 (d)                           2,193             2,253
    7.340% due 01/01/2026 (d)                           1,329             1,365
    7.350% due 09/01/2027 (d)                           2,003             2,055
    7.409% due 11/01/2023 (d)                           1,050             1,077
    7.450% due 11/01/2023 (d)                             167               172
    7.465% due 10/01/2023 (d)                             382               394
    7.491% due 01/01/2024 (d)                           2,014             2,068
    7.500% due 10/01/2002-12/01/2022 (g)                4,098             4,093
    7.555% due 12/01/2023 (d)                             889               904
    7.565% due 12/01/2023 (d)                           1,102             1,127
    7.566% due 09/01/2023 (d)                           3,137             3,284
    7.579% due 01/01/2024 (d)                             424               431
    7.652% due 02/01/2026 (d)                             592               602
    7.690% due 01/01/2024 (d)                             696               707
    7.750% due 06/01/2009                                 170               171
    7.853% due 03/01/2026 (d)                           2,344             2,395
    7.896% due 01/01/2024 (d)                             197               202
    8.000% due 09/01/2001-02/17/2025 (g)                3,090             3,120
    8.250% due 10/01/2008-02/01/2017 (g)                  538               547
    8.500% due 07/01/2001-02/01/2022 (g)                2,309             2,355
    9.000% due 10/01/2004-04/01/2017 (g)                  897               924
    9.250% due 10/01/2001                                   6                 6
    9.500% due 12/01/2006-07/01/2022 (g)                   76                80
    9.750% due 11/01/2008                                  60                63
   10.000% due 09/01/2003-05/01/2022 (g)                  904               960
   10.500% due 01/01/2016-04/01/2022 (g)                  601               645
   10.750% due 03/01/2014                                  25                27
   11.000% due 09/01/2019-11/01/2020 (g)                  149               163
   11.500% due 08/20/2016-11/01/2019 (g)                   92               100
   12.000% due 05/01/2016                                  10                11
   12.500% due 10/01/2015                                  37                41
   13.000% due 09/01/2013                                  35                39
   13.250% due 09/01/2011                                  14                16
   14.500% due 11/01/2011-01/01/2013 (g)                   49                55
   14.750% due 08/01/2012-11/01/2012 (g)                  177               208
   15.000% due 10/15/2012                                  95               112
   15.500% due 10/01/2012-12/01/2012 (g)                   16                19
   15.750% due 12/01/2011-08/01/2012 (g)                  111               130
   16.000% due 09/01/2012                                 125               144
                                                                   -------------
                                                                        382,427
                                                                   =============
Government National Mortgage Association 24.6%
    5.500% due 04/20/2024-04/19/2030 (d)(g)           104,876           100,405
    5.650% due 10/15/2012                                  11                10
    6.000% due 10/15/2008-04/19/2030 (d)(g)         1,991,708         1,832,909
    6.125% due 11/20/2027 (d)                             283               285
    6.320% due 02/16/2030 (d)                          14,749            14,729
    6.375% due 06/20/2021-03/20/2028 (d)(g)           536,285           538,203
    6.500% due 05/15/2001-10/15/2038 (d)(g)         2,645,136         2,493,882
    6.625% due 01/15/2040                               9,635             9,069
    6.750% due 07/15/2001-06/20/2028 (d)(g)           434,602           432,182
    6.800% due 09/15/2001-10/15/2040                    3,000             2,886
    6.820% due 09/15/2001                              15,415            14,872
    6.850% due 10/15/2040                               1,706             1,607
    6.875% due 04/20/2023 (d)                             341               347
    7.000% due 10/15/2001-04/19/2030 (g)              551,688           533,275
    7.125% due 12/20/2020-12/20/2027 (d)(g)           375,938           380,367
    7.250% due 08/20/2027 (d)                              50                51
    7.500% due 01/15/2003-05/22/2030 (d)(g)         1,290,953         1,279,342
    7.700% due 02/15/2002                               1,196             1,185
    7.750% due 07/15/2001                               1,520             1,509
    8.000% due 05/15/2001-04/19/2030 (g)               78,758            79,383
    8.125% due 07/15/2001-12/01/2039 (g)                3,680             3,722
    8.250% due 08/15/2004-05/15/2022 (g)                  460               469
    8.500% due 06/15/2001-01/20/2027 (g)                6,370             6,506
    8.750% due 03/15/2007-07/15/2007 (g)                  100               101
    9.000% due 06/15/2001-07/20/2022 (g)                4,910             5,116
    9.250% due 07/15/2003-12/20/2016 (g)                  199               205
    9.500% due 04/15/2001-08/15/2023 (g)                4,746             4,999
    9.750% due 09/15/2002-01/15/2021 (g)                  136               140
   10.000% due 04/15/2001-02/15/2025 (g)                5,751             6,136
   10.250% due 02/20/2019                                  28                30
   10.500% due 06/15/2004-09/15/2021 (g)                  788               848
   11.000% due 01/15/2001-03/15/2019 (g)                  261               282
   11.250% due 03/15/2001-12/20/2015 (g)                   37                40
   11.500% due 10/15/2010-10/15/2013 (g)                   50                56
   12.000% due 11/15/2012-05/15/2016 (g)                  262               293
   12.500% due 01/15/2011                                   1                 1
   13.000% due 12/15/2012-10/15/2014 (g)                   20                23
   13.250% due 10/20/2014                                  20                23
   13.500% due 10/15/2012-11/15/2014 (g)                  108               124
   15.000% due 02/15/2012-10/15/2012 (g)                   99               118
   16.000% due 01/15/2012-05/15/2012 (g)                   72                86
   17.000% due 11/15/2011-12/15/2011 (g)                   71                87
                                                                   -------------
                                                                      7,745,903
                                                                   =============
Other Mortgage-Backed Securities 0.7%
Bank of America
    9.000% due 03/01/2008                                  40                41
CDC Depositor Trust I
    6.212% due 01/15/2003 (d)                          20,709            20,632
Citibank, NA
    8.000% due 07/25/2018                                  45                45
Commercial Mortgage Asset Trust
    6.640% due 09/17/2010                                 455               426
Countrywide Funding Corp.
    6.750% due 03/25/2024                              11,854            10,313
DBL Mortgage Funding
    9.500% due 08/01/2019                                   8                 8



                                   2000 Annual Report See accompanying notes  71

Total Return Fund
March 31, 2000
                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   11.875% due 06/15/2013                          $        40      $        42
FFCA Secured Lending Corp.
    7.850% due 05/18/2017                               28,900           28,778
First Interstate Bancorp
    9.125% due 01/01/2009 (l)                               10               10
General Electric Capital Mortgage
Services, Inc.
    7.250% due 07/25/2011                                2,638            2,630
General Electric Credit Corp.
    8.000% due 03/01/2002 (l)                               13               14
German American Capital Corp.
    8.360% due 09/30/2002                                  965              940
    4.306% due 07/01/2018 (d)                            8,531            8,321
Great Western Savings & Loan
    5.952% due 08/01/2017 (d)                              127              122
Guardian
    6.521% due 12/25/2018 (d)                               50               50
Home Savings of America
    8.464% due 08/01/2006                                   56               55
    5.722% due 05/25/2027 (d)                            2,315            2,196
    6.066% due 08/20/2029 (d)                            8,761            8,597
Imperial Savings & Loan
    8.221% due 01/25/2017 (d)                               63               63
    8.847% due 07/25/2017 (d)                              248              247
LTC Commercial Corp.
    7.100% due 11/28/2012                                3,232            3,201

Merrill Lynch Mortgage
    7.428% due 06/15/2021 (d)                            1,089            1,065
Mid-State Trust
    8.330% due 04/01/2030                               66,403           67,037
Morgan Stanley Mortgage Trust
    8.150% due 07/20/2021                                    5                5
Resolution Trust Corp.
    7.408% due 09/25/2020 (d)                              218              205
    6.897% due 05/25/2029 (d)                            3,504            3,462
Salomon Brothers Mortgage Securities
   11.500% due 09/01/2015                                  819              820
Sasco Floating Rate Commercial Mortgage
    6.280% due 11/20/2001 (d)                           58,183           58,326
Sears Mortgage
   12.000% due 02/25/2014                                  617              615
    7.431% due 10/25/2022 (d)                            2,135            2,159
TIAA Retail Commercial Mortgage
    7.170% due 04/15/2008                                9,563            9,394
Western Federal Savings & Loan
    6.523% due 11/25/2018 (d)                                6                6
                                                                    ------------
                                                                        229,825
                                                                    ============
Stripped Mortgage-Backed Securities 0.0%

Bear Stearns Mortgage Securities, Inc. (IO)
    7.200% due 07/25/2024                                  339               33
Federal Home Loan Mortgage Corp. (IO)
    6.500% due 08/15/2006                                  244                6
    6.500% due 11/15/2006                                  606               14
    6.500% due 03/15/2007                                  726               15
    5.750% due 09/15/2007 (d)                            5,714              348
    6.000% due 10/15/2007                                  275               18
    6.000% due 01/15/2008                                  128                7
    5.428% due 02/15/2008 (d)                              576               50
    6.400% due 10/15/2008                                   87                8
    6.500% due 08/15/2016                                  742               12
    6.500% due 08/15/2017                                  189                4
    7.000% due 04/15/2018                                  873               56
    7.500% due 08/15/2018                                   39                1
    8.845% due 01/15/2021                                    2               45
    9.000% due 05/15/2022                                  103               27
    6.500% due 09/15/2023                                  335               42
Federal National Mortgage Association (IO)
    6.500% due 07/25/2006                                1,143               35
    7.272% due 09/25/2006                                    3               24
    6.500% due 02/25/2007                                1,579               95
    6.500% due 07/25/2007                                  418               18
    6.500% due 09/25/2007                                2,093              137
    6.500% due 10/25/2007                                  660               37
    6.500% due 03/25/2009 (d)                           28,048              546
    7.000% due 08/25/2016                                   48                0
    6.500% due 08/25/2020                                2,666              264
   10.070% due 01/25/2021                                    0                4
    7.500% due 04/25/2021                                1,700              282
    9.032% due 08/25/2021                                    6              160
    0.950% due 11/25/2021 (d)                           26,064              387
    6.500% due 10/25/2022                                  166               15
    6.500% due 01/25/2023                                3,029              486
Federal National Mortgage Association (PO)
    0.000% due 09/01/2007                                  752              593
    0.000% due 02/25/2021                                  606              592
    0.000% due 06/25/2022                                  589              560
    0.000% due 08/25/2023                                  295              197
PaineWebber (IO)
   13.595% due 08/01/2019                                    1               43
Vendee Mortgage Trust (IO)
    0.542% due 06/15/2023 (d)                          161,672            2,854
                                                                    ------------
                                                                          8,015
                                                                    ------------
Total Mortgage-Backed Securities                                     16,132,773
(Cost $16,410,409)                                                  ============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.0%
--------------------------------------------------------------------------------

Advanta Mortgage Loan Trust
    6.325% due 05/25/2027 (d)                              667              657
    6.525% due 08/25/2029 (d)                            3,040            3,050
Advanta Revolving Home Equity Loan Trust
    6.249% due 01/25/2024 (d)                           32,588           32,609
AFC Home Equity Loan Trust
    6.806% due 10/25/2026 (d)                            2,711            2,727
Allied Waste Industries, Inc.
    8.938% due 07/30/2006                                9,736            8,838
Allied Waste North America, Inc.
    8.938% due 07/30/2006 (d)                           17,309           15,713
    9.125% due 07/30/2007 (d)                           24,881           22,587
    9.188% due 07/30/2007 (d)                            7,573            6,875
America West Airlines
   10.500% due 01/02/2004 (d)                               20               20
American Express Credit Account Master Trust
    6.800% due 12/15/2003                                1,500            1,496
American Express Master Trust
    7.850% due 08/15/2005                                  220              225
American Stores Co.
    6.504% due 08/30/2004                               20,000           19,776
Americredit Automobile Receivable Trust
    6.540% due 05/12/2001                                  222              222
    5.304% due 10/12/2002                               17,594           17,494
    5.780% due 05/12/2003                               43,000           42,272
Amresco Residential Securities Mortgage Loan Trust
    6.325% due 10/25/2027 (d)                            2,920            2,919
    6.280% due 05/25/2028 (d)                           18,759           18,748
    7.875% due 09/25/2028 (d)                            2,448            2,356
Arcadia Automobile Receivables Trust
    6.250% due 09/15/2002                               45,649           45,611
    5.900% due 11/15/2002                               17,289           17,248
    6.300% due 07/15/2003                               26,025           25,735
    6.900% due 12/15/2003                               19,431           19,333
Associates Manufactured Housing
    7.000% due 03/15/2027                                6,258            6,256
Banc One Home Equity Trust
    6.460% due 06/25/2029                               30,682           30,508
BankBoston Home Equity Loan Trust
    6.280% due 11/25/2010                                   82               82
Bayview Financial Acquisition
    6.429% due 02/25/2029 (d)                            5,593            5,597
Brazos Student Loan Finance Co.
    6.430% due 06/01/2023 (d)                           32,700           32,368
    6.093% due 12/01/2025 (d)                           22,750           22,797
California Infrastructure
    6.150% due 06/25/2002                                1,143            1,142
Champion Home Equity Loan Trust
    6.139% due 03/25/2029 (d)                            5,467            5,431
Charter Commercial Holdings LLC
    8.540% due 03/31/2008                               19,297           19,134
    8.580% due 03/31/2008                               22,703           22,510

72  PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
    6.660% due 01/15/2007                            $   645        $   631
Chase Manhattan Auto Owner Trust
    5.750% due 10/15/2001                                221            221
Chase Manhattan Grantor Trust
    5.200% due 02/15/2002                                157            156
    6.610% due 09/15/2002                              1,119          1,119
Chase Mortgage Finance Corp.
    6.750% due 10/25/2028                             39,000         36,191
Citibank Credit Card Master Trust
    6.473% due 05/15/2002                                600            600
CMC Securities Corp. IV
    7.250% due 11/25/2027                              1,221          1,184
Columbia/HCA Healthcare
    6.730% due 07/15/2045                             14,760         13,682
Community Program Loan Trust
    4.500% due 10/01/2018                             25,435         22,574
    4.500% due 04/01/2029                             26,000         19,159
Conseco Finance
    6.290% due 10/15/2030                             20,072         20,042
Contimortgage Home Equity Loan Trust
    6.174% due 10/15/2012 (d)                          6,628          6,622
    6.130% due 03/15/2013                              4,262          4,242
    6.420% due 04/25/2014                                494            491
    6.400% due 06/15/2014                              2,000          1,978
    6.770% due 01/25/2018                             41,700         40,722
    6.990% due 03/15/2021                                350            348
    6.930% due 11/25/2022                             36,800         36,249
    7.220% due 01/15/2028                                 80             79
    6.144% due 06/15/2028 (d)                          3,780          3,774
    6.214% due 08/15/2028 (d)                          1,393          1,392
Copelco Capital Funding Corp.
    6.340% due 07/20/2004                                 13             13
CPS Auto Trust
    5.995% due 06/15/2002                              7,000          6,993
Cross Country Master Credit
    6.281% due 06/15/2006 (d)                            300            300
CS First Boston Mortgage Securities Corp.
    6.750% due 09/25/2028                              6,960          6,475
Daimler-Benz Vehicle Trust
    5.230% due 12/20/2001                                110            110
    6.050% due 03/31/2005                              3,224          3,208
Delta Air Lines Equipment Trust
    9.230% due 07/02/2002 (l)                          7,081          7,211
   10.500% due 01/02/2007 (l)                          6,167          6,756
   10.570% due 01/02/2007 (l)                         15,881         18,105
    9.550% due 01/02/2008 (l)                          7,773          8,138
   10.430% due 01/02/2011                                960          1,042
   10.000% due 06/05/2013                             10,828         11,795
Delta Funding Home Equity Loan
    6.140% due 02/15/2018                             38,082         37,907
    6.191% due 09/15/2029 (d)                         12,019         12,072
Discover Card Master Trust
    5.600% due 05/16/2006                              1,600          1,518
    6.260% due 10/16/2013 (d)                            400            404
Duck Auto Grantor Trust
    5.650% due 03/15/2004                              8,073          7,950
DVI Business Credit Receivable
    6.461% due 10/15/2003 (d)                          3,850          3,894
EQCC Home Equity Loan Trust
    6.235% due 04/15/2008                                 10             10
    6.050% due 01/25/2010                                254            253
    6.548% due 04/25/2010                                446            443
    6.710% due 07/15/2011                                226            226
    6.045% due 10/15/2027 (d)                            988            987
    5.770% due 03/20/2029                                249            247
Equivantage Home Equity Loan Trust
    6.550% due 10/25/2025                                 87             85
Felco Funding LLC
    5.980% due 09/15/2001                                453            451
Fidelity Equipment Lease Trust
    5.860% due 09/15/2001                             27,949         27,823
First Alliance Mortgage Loan Trust
    6.451% due 03/20/2031 (d)                         17,761         17,772
First Merchants Auto Trust
    6.850% due 11/15/2002                                 34             34
First Omni Bank
    6.650% due 09/15/2003 (d)                          1,500          1,495
First Plus Home Loan Trust
    6.800% due 03/10/2012                              9,940          9,929
First Security Auto Grantor Trust
    6.100% due 04/15/2003                              1,126          1,123
    5.970% due 04/15/2004                                168            166
First Security Auto Owner Trust
    5.492% due 04/15/2002                                200            200
First Security Corp.
    5.875% due 11/01/2003                              9,000          8,520
First Union Master Credit Card Trust
    6.633% due 09/15/2003                             88,750         88,900
First USA Credit Card Master Trust
    6.125% due 09/17/2003 (d)                            300            300
FMAC Loan Receivables Trust
    6.200% due 09/15/2020                                300            289
    6.500% due 09/15/2020                                246            222
    6.830% due 09/15/2020                                680            612
Ford Credit Auto Owner Trust
    6.050% due 04/15/2001                                 66             66
    5.310% due 04/16/2001                                 71             71
    5.470% due 09/15/2001                                560            558
    5.650% due 10/15/2001                                106            105
    5.770% due 11/15/2001                             20,799         20,747
    6.200% due 04/15/2002                                721            720
Ford Motor Credit Corp.
    5.500% due 02/15/2003                              5,300          5,234
Fred Meyer, Inc.
    6.813% due 03/19/2003 (d)                         12,405         12,261
General Motors Acceptance Corp.
    6.500% due 04/15/2002                              7,182          7,160
GMAC Mortgage Corp. Loan
    6.270% due 11/18/2025 (d)                         46,648         46,672
    7.930% due 03/25/2030                             42,000         41,905
Green Tree Financial Corp.
    7.150% due 07/15/2027                                448            449
    6.490% due 03/15/2028                             50,107         49,789
    6.420% due 11/15/2028                              2,060          2,050
    5.850% due 11/01/2029                                104            104
    6.870% due 04/01/2030                              1,105          1,047
    6.660% due 06/01/2030                              1,405          1,301
    5.600% due 12/01/2030                                322            320
    5.510% due 02/01/2031                                474            472
Green Tree Floorplan Receivables Master Trust
    6.811% due 11/01/2004 (d)                         46,000         46,273
Green Tree Home Equity Loan Trust
    5.590% due 02/15/2013                                149            149
    6.040% due 06/15/2029                                144            144
    5.990% due 07/15/2030                                506            504
Green Tree Home Improvement Loan
    5.907% due 08/15/2007                                120            120
    6.390% due 01/15/2029                              7,984          7,983
Green Tree Lease Finance
    6.170% due 09/20/2005                                146            146
Green Tree Recreational Equipment
    6.430% due 04/17/2006                              3,300          3,273
Harley-Davidson Eaglemark
    5.250% due 07/15/2003                                172            170
HFC Home Equity Loan
    6.830% due 12/20/2016                                413            411
Honda Auto Receivables Grantor
    5.850% due 02/15/2003                                 69             69
    5.950% due 05/15/2003                                 98             98
Household Consumer Loan Trust
    6.305% due 08/15/2006 (d)                         22,543         22,296
IKON Receivables LLC
    5.600% due 05/15/2005                             31,029         30,961
IMC Home Equity Loan Trust
    6.310% due 12/20/2012                                117            117
    7.210% due 07/25/2026 (d)                            795            783
IMPAC Secured Assets CMN Owner
    7.770% due 07/25/2025                              2,000          1,919

                                   2000 Annual Report See accompanying notes  73

Total Return Fund
March 31, 2000
                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
--------------------------------------------------------------------------------
Indymac Home Equity Loan
    6.149% due 10/25/2029 (d)                      $   17,490        $   17,468
Indymac Manufactured Housing
    6.170% due 12/25/2011                               6,000             5,906
Korea National Housing
    9.313% due 05/23/2001 (l)                          94,000            94,940
Long Beach Acceptance Auto
    6.940% due 09/19/2007                               4,750             4,727
Lyondell Petroleum
    9.383% due 06/17/2003                                 962               961
    9.613% due 12/31/2003 (d)                          79,088            79,717
MBNA Master Credit Card Trust
    6.050% due 11/15/2002                                 245               245
Mellon Bank Home Equity
    5.900% due 10/25/2010                              17,301            17,141
Merit Securities Corp.
    6.160% due 07/28/2033                               8,909             8,830
    7.880% due 12/28/2033                              34,400            34,529
Metlife Capital Equipment Loan Trust
    6.850% due 05/20/2008 (d)                             320               317
Metris Master Trust
    6.721% due 04/20/2006 (d)                          20,000            20,118
Metropolitan Asset Funding, Inc.
    6.585% due 04/25/2029 (d)                          14,188            14,095
MMCA Automobile Trust
    6.300% due 06/15/2002                                 616               616
Money Store Home Equity Trust
    7.380% due 03/15/2017                                  29                29
    7.550% due 02/15/2020                                 500               500
    6.345% due 11/15/2021 (d)                           1,157             1,148
    6.015% due 05/15/2025 (d)                           3,948             3,951
    6.490% due 10/15/2026                              17,000            16,915
MPC Natural Gas Funding Trust
    6.200% due 03/15/2013                               9,546             9,155
Myra Ums Tranche
    5.733% due 12/23/2006                               1,561             1,430
Myra-United Mexican States
    5.813% due 10/20/2006 (d)                             444               417
    7.000% due 12/23/2006 (d)                           2,984             2,805
    7.163% due 12/23/2006 (d)                           7,976             7,252
    7.063% due 12/23/2006 (d)                             951               858
    7.000% due 12/23/2006 (d)                           2,251             2,061
    6.188% due 12/23/2006 (d)                              31                29
    5.813% due 12/23/2006 (d)                           4,193             3,783
    7.000% due 12/23/2006 (d)                             876               771
National Medical Care
    7.188% due 09/30/2003                              24,597            24,305
    7.250% due 09/30/2003 (d)                          28,486            28,148
NationsBanc Montgomery Funding Corp.
    6.750% due 06/25/2028                              10,000             9,298
    6.750% due 08/25/2028                              20,009            17,579
Nationsbank Credit Card Master Trust
    6.450% due 04/15/2003                                 225               225
New Holland Equipment Receivables
    6.390% due 10/15/2002                                 525               523
Newcourt Receivable Asset Trust
    6.240% due 12/20/2004                                   3                 3
Nissan Auto Receivables
    6.390% due 10/15/2002                                  73                73
Nomura CBO Ltd.
    6.670% due 05/15/2009                               1,900             1,927
Norwest Asset Securities Corp.
    6.500% due 04/25/2013                              20,642            19,526
    6.500% due 06/25/2013                              10,696            10,113
    7.500% due 03/25/2027                              40,787            39,519
    6.750% due 05/25/2028                              27,707            25,273
    6.750% due 07/25/2028                              12,657            11,465
    6.200% due 09/25/2028                              19,077            18,905
NPF XI, Inc.
    6.815% due 07/01/2001                               8,960             8,959
NPF XII, Inc.
    7.050% due 06/01/2003                              31,000            30,666
Olympic Automobile Receivable Trust
    6.050% due 08/15/2002                              10,368            10,364
Option One Mortgage Loan Trust
    5.880% due 05/25/2029                                 238               237
PP&L Transition Bond Co.
    6.830% due 03/25/2007                              28,800            28,354
Premier Auto Trust
    5.770% due 01/06/2002                               9,780             9,765
    5.820% due 02/08/2002                                 870               868
Primedia, Inc.
    8.740% due 07/31/2004 (d)                          20,000            19,860
Republic of Korea
    8.063% due 04/08/2001 (d)                           5,204             5,224
Residential Asset Securities Corp.
    5.979% due 04/25/2014 (d)                             439               439
    6.960% due 07/25/2014                              43,712            43,547
    6.240% due 02/25/2017                               5,941             5,888
    6.600% due 01/25/2020                               5,200             5,140
    7.075% due 09/25/2020                                 190               189
    7.998% due 10/25/2024 (d)                           6,329             6,284
    6.781% due 10/25/2027 (d)                           2,963             2,954
    6.750% due 03/25/2028                              40,000            36,659
RJR Nabisco
    7.500% due 12/31/2001 (d)                          24,948            24,948
Salomon Brothers Mortgage Securities
    6.179% due 06/25/2029 (d)                          47,846            47,809
    6.305% due 11/15/2029 (d)                          21,011            21,024
    7.043% due 11/15/2029 (d)                           5,800             5,799
Saxon Asset Securities Trust
    6.355% due 05/25/2029 (d)                          11,362            11,336
Sears Credit Account Master Trust
    6.050% due 01/16/2008                                 500               485
    7.000% due 07/15/2008                                 500               498
Stone Container Corp.
    9.500% due 10/01/2003                               2,716             2,716
    9.688% due 10/01/2003 (d)                           2,716             2,716
Texas Cable Partners
    7.680% due 06/24/2007                               5,000             4,975
Total Renal Care
   10.250% due 03/31/2008                              47,040            40,572
Toyota Auto Lease Trust
    6.450% due 04/26/2004                                 300               298
UCFC Home Equity Loan
    6.475% due 06/15/2012                                  36                36
    8.200% due 09/15/2027                                  70                71
    6.870% due 07/15/2029                                  70                65
UCFC Manufactured Housing
    5.945% due 01/15/2010 (d)                           8,324             8,331
UniCapital Corp.
    6.540% due 07/23/2002                              39,800            39,682
United Air Lines Equipment Trust
    9.200% due 03/22/2008                               3,950             4,142
   10.360% due 11/13/2012                               7,000             7,859
   10.020% due 03/22/2014                               6,925             7,588
   10.850% due 07/05/2014                              34,111            39,726
   10.850% due 02/19/2015                               1,500             1,736
   10.125% due 03/22/2015                              14,300            16,464
    9.060% due 06/17/2015                               5,000             5,367
    9.210% due 01/21/2017                               2,000             2,078
USAA Auto Loan Grantor Trust
    6.150% due 05/15/2004                               2,013             2,004
    5.800% due 01/15/2005                               3,862             3,825
WFS Financial Owner Trust
    6.100% due 03/20/2002                                  43                43
    6.411% due 07/20/2002                              43,500            43,440
    6.920% due 01/20/2004                              27,125            27,039
WMC Mortgage Loan
    6.335% due 10/15/2029                              94,586            94,645
Ziff-Davis, Inc.
    9.125% due 03/31/2006                               2,850             2,846
                                                                     ----------
Total Asset-Backed Securities                                         2,507,373
(Cost $2,536,355)                                                    ==========



74  PIMCO Funds See accompanying notes

                                                              Principal
                                                                 Amount             Value
                                                                 (000s)            (000s)
-----------------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.8%
-----------------------------------------------------------------------------------------
African Development Bank
    9.300% due 07/01/2000                                 $         200        $      201
Central Bank Philippines
    6.500% due 06/01/2008 (d)                                       368               353
Government of Brazil
    7.000% due 01/01/2001 (d)                                    29,372            29,264
    6.938% due 04/15/2006 (d)                                    43,287            39,283
Hellenic Republic
    6.684% due 06/06/2001 (d)                                    20,000            20,327
Hydro Quebec
    7.375% due 02/01/2003                                           150               150
Kingdom of Jordan
    5.500% due 12/23/2023                                        18,000            12,303
Kingdom of Sweden
   10.250% due 11/01/2015                                           500               589
Nacional Financiera
    9.750% due 03/12/2002                                        10,000            10,285
    7.975% due 05/08/2003 (d)                                     7,750             7,694
New Brunswick
    7.125% due 10/01/2002                                         1,700             1,696
Nova Scotia Province
    6.099% due 05/14/2001 (d)                                     5,000             4,991
Providence of Newfoundland
    9.000% due 06/01/2019                                           500               572
Province of Nova Scotia
    9.375% due 07/15/2002                                         1,000             1,043
Province of Ontario
    6.125% due 06/28/2000                                           800               801
    7.750% due 06/04/2002                                           200               202
    7.625% due 06/22/2004                                         1,000             1,016
    7.000% due 08/04/2005                                         1,000               990
    6.000% due 02/21/2006                                         1,800             1,691
    5.500% due 10/01/2008                                        12,000            10,656
Province of Quebec
    7.500% due 07/15/2002                                         6,000             6,031
    8.800% due 04/15/2003                                           100               104
    6.270% due 06/11/2004 (d)                                    15,500            15,464
Republic of Argentina
   11.786% due 04/10/2005 (d)                                   162,145           152,011
Republic of Bulgaria
    7.063% due 07/28/2011 (d)                                     2,500             1,981
    2.750% due 07/28/2012 (d)                                    20,000            14,421
    7.063% due 07/28/2024 (d)                                    32,000            25,722
Republic of Chile
    6.875% due 04/28/2009                                        25,000            23,255
Republic of Colombia
    9.750% due 04/23/2009                                        16,150            15,100
    8.700% due 02/15/2016                                           115                87
Republic of Croatia
    7.000% due 02/27/2002                                         5,650             5,483
Republic of Korea
    7.594% due 04/08/2000 (d)                                     7,132             7,159
    8.281% due 04/08/2000 (d)                                     9,899             9,936
    8.594% due 04/08/2000 (d)                                    26,120            26,218
Republic of Panama
    7.875% due 02/13/2002                                           500               490
    7.001% due 05/14/2002 (d)                                       930               908
    4.250% due 07/17/2014                                         6,250             5,051
Republic of Peru
    3.750% due 03/07/2017                                         2,000             1,226
    4.500% due 03/07/2017 (d)                                     5,750             3,853
Republic of Philippines
    6.938% due 01/05/2005 (d)                                     8,830             8,796
    6.500% due 12/01/2017                                         7,000             6,416
    9.875% due 01/15/2019                                         5,800             5,249
    9.500% due 10/21/2024                                        55,702            53,613
Republic of Poland
    3.500% due 10/27/2024 (d)                                    77,040            47,765
    4.000% due 10/27/2024                                         3,000             2,003
Republica Orient Uruguay
    7.250% due 05/04/2009                                         2,500             2,369
State of Israel
    6.200% due 06/14/2003                                            25                24
United Mexican States
    6.930% due 04/07/2000 (d)                                    81,590            81,657
    7.439% due 06/27/2002 (d)                                    94,250            92,916
    6.263% due 04/07/2004 (d)                                    17,681            17,672
    9.780% due 04/07/2004 (d)                                    45,236            47,298
    7.500% due 03/08/2010                                        15,000            14,555
    6.250% due 12/31/2019                                        38,110            32,526
                                                                               ----------
Total Sovereign Issues                                                            871,466
(Cost $862,873)                                                                ==========

-----------------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.9%
-----------------------------------------------------------------------------------------
AXA
    2.500% due 01/01/2014                                EC       2,475             2,346
City of Montreal
   11.500% due 09/20/2000                                C$       7,000             4,948
Commonwealth of New Zealand
   10.000% due 03/15/2002 (j)                            N$     102,500            53,587
    5.500% due 04/15/2003                                        80,000            38,067
    4.500% due 02/15/2016                                        73,000            35,553
Export-Import Bank Korea
    3.840% due 10/06/2000 (d)                            DM       5,000             2,427
France Telecom
    2.000% due 01/01/2004                                         9,761             3,197
Halifax Group Euro Finance
    7.627% due 12/29/2049 (d)                            EC       8,500             8,240
International Bank for Reconstruction & Development
    7.250% due 05/27/2003 (j)                            N$      32,500            15,846
Korea Development Bank
    3.610% due 05/14/2001 (d)                            DM      70,000            33,751
    2.560% due 06/26/2001                                JY   4,000,000            39,536
Newcourt Credit Group
    7.625% due 06/28/2001                                C$       9,400             6,589
Republic of Argentina
    5.500% due 03/27/2001                                JY   4,290,000            41,416
Republic of Brazil
    8.250% due 11/26/2001                                EC       2,000             1,957
Republic of Philippines
    8.000% due 09/17/2004                                        10,290             9,950
Reynolds, R.J
    6.875% due 11/22/2000 DM                                      9,500             4,658
Tecnost International NV
    5.616% due 06/23/2004 (d)                                   102,284           100,402
United Mexican States
    6.000% due 03/28/2002                                JY     100,000             1,040
    3.100% due 04/24/2002                                     2,542,000            24,982
    8.750% due 05/30/2002                                BP      23,000            36,995
   10.375% due 01/29/2003                                DM         200               107
    7.000% due 06/02/2003                                C$      30,200            20,031
    6.750% due 06/06/2006                                JY   2,000,000            23,371
    6.630% due 12/31/2019                                FF      60,000             9,520
    1.103% due 12/31/2019 (d)                            JY   1,662,500            15,866
    3.850% due 12/31/2019                                     9,145,000            76,943
                                                                               ----------
Total Foreign Currency-Denominated Issues (e)(f)                                  611,325
(Cost $601,914)                                                                ==========
-----------------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.1%
-----------------------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
    Strike @ 0.870 Exp. 06/27/2000                        $     200,000            22,118
                                                                               ----------
Total Purchased Call Options                                                       22,118
(Cost $21,172)                                                                 ==========
-----------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
-----------------------------------------------------------------------------------------
Banking & Finance 0.2%
ACOM Co. Ltd.
    0.000% due 03/31/2002                                       150,000             1,729
Bell Atlantic Financial Services
    5.750% due 04/01/2003                                         7,000             7,000
Deutsche Bank Financial
    0.000% due 02/12/2017                                         4,850             2,287
Fuji International Finance Trust
    0.250% due 02/01/2002                                       540,000             4,338
Hellenic Finance
    2.000% due 07/15/2003                                         2,000             1,919


                                   2000 Annual Report See accompanying notes  75

Total Return Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover and Co.
    0.000% due 03/02/2006                                $    5,860  $    4,952
Northern Rock plc
    2.000% due 01/02/2000                                     1,060      23,108
Swiss Life Financial Ltd.
    2.000% due 05/20/2003                                     1,500       1,452
                                                                     ----------
                                                                         46,785
                                                                     ==========
Consumer Discretionary 0.0%
Costco Wholesale Corp.
    0.000% due 08/19/2017                                     2,000       2,390
                                                                     ----------
Energy 0.0%
Devon Energy Corp.
    4.900% due 08/15/2008                                     2,000       2,013
Diamond Offshore Drill
    3.750% due 02/15/2007                                     2,250       2,585
                                                                     ----------
                                                                          4,598
                                                                     ==========
Health Care 0.0%
Athena Neurosciences, Inc.
    4.750% due 11/15/2004                                     2,000       2,765
Wellpoint Health Network
    0.000% due 07/02/2019                                     1,500       1,014
                                                                     ----------
                                                                          3,779
                                                                     ==========
Industrial 0.1%
Centocor, Inc.
    4.750% due 02/15/2005                                     1,900       2,114
Hercules Trust VI
    8.625% due 12/29/2000 (d)                                 9,950       9,947
Roche Holdings, Inc.
    0.000% due 01/19/2015                                     1,000         846
Solectron Corp.
    0.000% due 01/27/2019                                       785         527
Toyoda Automatic Loom
    0.350% due 09/30/2003                                   200,000       2,234
Young & Rubicam, Inc.
3.000% due 01/15/2005                                         1,090       1,014
                                                                     ----------
                                                                         16,682
                                                                     ==========
Technology 0.1%
Aether Systems, Inc.
    6.000% due 03/22/2005                                       400         384
Affiliated Computer Services
    4.000% due 03/15/2005                                     1,000       1,021
American Tower Corp.
    5.000% due 02/15/2010                                     2,000       2,291
ASM Lithography Holding
    2.500% due 04/09/2005                                     1,500       1,302
Clear Channel Communications
    1.500% due 12/01/2002                                     1,800       1,683
    2.625% due 04/01/2003                                     1,200       1,479
Commscope, Inc.
    4.000% due 12/15/2006                                     1,000       1,200
Conexant Systems, Inc.
    4.250% due 05/01/2006                                       500       1,596
Cymer, Inc.
    3.500% due 08/06/2004                                     2,000       2,340
EMC Corp.
    6.000% due 05/15/2004                                     2,600       3,998
Hewlett-Packard Co.
    0.000% due 10/14/2017                                     2,000       1,545
Intel Corp.
    4.000% due 09/01/2004                                       450       1,954
Internet Capital Group, Inc.
    5.500% due 12/21/2004                                     1,000         888
Interpublic Group Co., Inc.
    1.870% due 06/01/2006                                     1,500       1,521
Juniper Networks, Inc.
    4.750% due 03/15/2007                                     1,000         998
Stmicroelectron
    0.000% due 09/22/2009                                     1,250       2,125
U.S. Cellular Corp.
    0.000% due 06/15/2015                                     3,500       2,393
Veritas Software Corp.
    1.856% due 08/13/2006                                       750       2,878
Xerox Corp.
    0.570% due 04/21/2018                                     2,500       1,350
                                                                     ----------
                                                                         32,946
                                                                     ==========
Utilities 0.0%
Alliant Energy Resources
    7.250% due 01/02/2000                                        22       1,755
Liberty Media Group
    4.000% due 11/15/2029                                     1,000       1,564
Telefonos De Mexico S.A
    4.250% due 06/15/2004                                     1,400       2,182
                                                                     ----------
                                                                          5,501
                                                                     ----------
Total Convertible Bonds & Notes                                         112,681
(Cost $104,700)                                                      ==========

-------------------------------------------------------------------------------
PREFERRED STOCK 0.2%
-------------------------------------------------------------------------------

                                                             Shares

Banco Bilbao Vizcaya International
    2.438% due 01/02/2000                                   266,217       6,755
Barclays Bank
    2.875% due 01/02/2000                                   215,500       5,576
Centaur Funding Corp.
   90.800% due 01/02/2000                                       125         131
CSC Holdings, Inc.
   11.931% due 01/02/2000                                    24,904       2,677
Fortis Amev NV
    6.430% due 01/02/2000 (d)                                   171      21,067
Fresenius Medical Care
    7.875% due 02/02/2008                                     4,000       3,565
Home Ownership Funding
  133.310% due 01/02/2000                                     1,125         898
SI Financing Trust
    2.375% due 01/02/2000                                   396,194      10,053
TCI Communications, Inc.
    2.500% due 01/02/2000                                    49,000       1,250
    2.430% due 01/02/2000                                   622,553      16,070
                                                                     ----------
Total Preferred Stock                                                    68,042
(Cost $70,647)                                                       ==========

-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.1%
-------------------------------------------------------------------------------

Banking & Finance 0.0%
Tokai Bank Cvt. Pfd.
    2.750% due 10/01/2004                                    72,000         500
                                                                     ----------
Energy 0.1%
AES Trust III
    3.375% due 01/02/2000                                    40,000       2,700
Apache Corp. Cvt. Pfd.
    2.015% due 01/02/2000                                    60,000       2,700
Coastal Corp. Cvt. Pfd.
    1.656% due 01/02/2000                                    85,000       2,407
Kerr-McGee Corp. Cvt. Pfd.
    1.825% due 01/02/2000                                    87,000       3,915
                                                                     ----------
                                                                         11,722
                                                                     ==========
Industrial 0.0%
Decs Trust VI Cvt. Pfd.
    2.465% due 01/02/2000                                    45,000       3,825
Qwest Trends Trust Cvt. Pfd.
    2.401% due 01/02/2000                                    14,000       1,099
Tribune Co. Cvt. Pfd.
    3.140% due 05/15/2029                                     4,500         637
                                                                     ----------
                                                                          5,561
                                                                     ==========
Technology 0.0%
Verio, Inc. Cvt. Pfd.
    3.375% due 01/02/2000                                    20,000       1,125
                                                                     ----------
Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
    3.500% due 01/02/2000                                    33,300       2,115
Reliant Energy, Inc. Cvt. Pfd.
    3.216% due 01/02/2000                                    20,000       3,180
Utilicorp United Cvt. Pfd.
    2.438% due 01/02/2000                                   100,000       2,225
                                                                     ----------
                                                                          7,520
                                                                     ----------
Total Convertible Preferred Stock                                        26,428
(Cost $20,948)                                                       ==========

76  PIMCO Funds See accompanying notes

                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
PREFERRED SECURITY 1.1%
--------------------------------------------------------------------------------

                                                          Shares
DG Funding Trust
     618.125% due 12/29/2049                              35,090     $   352,266
                                                                     -----------
Total Preferred Security                                                 352,266
(Cost $350,900)                                                      ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
--------------------------------------------------------------------------------

                                                       Principal
                                                          Amount
                                                          (000s)
Certificates of Deposit 0.6%
Commerzbank AG
    6.200% due 05/10/2000                               $ 85,500          85,500
Dominion Residential, Inc.
    6.195% due 01/26/2001                                120,800         120,026
                                                                     -----------
                                                                         205,526
                                                                     ===========
Commercial Paper 0.7%
Abbott Laboratories
    6.020% due 05/02/2000                                  1,500           1,493
Aristar, Inc.
    6.050% due 05/30/2000                                  2,000           1,980
Bank One Corp.
    5.920% due 05/15/2000                                  1,500           1,490
    6.060% due 05/22/2000                                  5,000           4,959
Bellsouth Telecom
    5.840% due 04/03/2000                                  1,100           1,100
    5.820% due 04/05/2000                                    300             300
British Telecom
    5.840% due 04/26/2000                                  2,900           2,889
Coca-Cola Co.
    5.790% due 04/04/2000                                  1,500           1,500
    6.020% due 06/06/2000                                 15,000          14,831
    6.010% due 06/07/2000                                  1,800           1,779
Conoco, Inc.
    5.860% due 04/05/2000                                  1,600           1,599
    5.970% due 04/07/2000                                    500             500
Cox Communication
    6.050% due 04/10/2000                                    800             799
DaimlerChrysler AG
    5.820% due 04/19/2000                                    400             399
    6.100% due 06/29/2000                                  7,000           6,894
Deutsche Bank Financial
    5.930% due 05/30/2000                                  1,800           1,782
Dominion Residential, Inc.
    6.170% due 05/17/2000                                 18,700          18,559
E.I. Du Pont de Nemours
    5.860% due 05/18/2000                                    400             397
    6.030% due 06/08/2000                                    700             692
Emerson Electric
    5.800% due 04/05/2000                                    300             300
    5.840% due 04/05/2000                                    600             600
Federal Home Loan Mortgage Corp.
    5.880% due 04/18/2000                                    280             279
    5.970% due 05/02/2000                                  6,500           6,469
    5.970% due 05/23/2000                                 16,000          15,867
Finova Capital Corp.
    6.110% due 05/10/2000                                 28,000          27,824
    6.020% due 06/06/2000                                 12,000          11,865
General Electric Capital Corp.
    6.060% due 05/04/2000                                    200             199
    5.910% due 05/18/2000                                  1,000             993
    6.060% due 06/07/2000                                 17,000          16,805
General Motors Acceptance Corp.
    6.100% due 04/05/2000                                    600             600
    6.040% due 05/03/2000                                    700             696
    5.920% due 05/22/2000                                  1,700           1,686
Heinz Corp.
    6.030% due 05/02/2000                                    100             100
Honeywell, Inc.
    5.820% due 04/12/2000                                    900             899
    6.000% due 04/26/2000                                    400             398
KFW International Finance
    5.870% due 05/09/2000                                    500             497
    5.910% due 06/05/2000                                  5,500           5,439
Monsanto Co.
    5.930% due 05/31/2000                                  2,000           1,979
    6.060% due 06/01/2000                                  2,200           2,177
    6.000% due 06/07/2000                                    200             198
Motorola, Inc.
    5.900% due 05/26/2000                                  3,000           2,974
    6.090% due 06/30/2000                                    200             197
Nike, Inc.
    5.830% due 04/04/2000                                  3,000           3,000
    5.830% due 04/17/2000                                  1,200           1,197
Procter & Gamble Co.
    6.080% due 06/02/2000                                  3,000           2,968
Reseau Ferre De France
    5.900% due 05/30/2000                                  2,000           1,980
    6.050% due 06/05/2000                                  3,000           2,967
Sumitomo Bank
    6.050% due 04/13/2000                                  2,000           1,997
    6.090% due 04/13/2000                                    100             100
    6.080% due 04/26/2000                                  1,600           1,594
    6.110% due 04/26/2000                                  1,700           1,693
Texas Utilities Co.
    6.100% due 04/17/2000                                  5,100           5,088
Textron, Inc.
    5.940% due 05/17/2000                                  1,500           1,489
    5.900% due 05/17/2000                                  1,200           1,191
TRW, Inc.
    6.060% due 04/17/2000                                 10,000           9,976
UBS Finance
    5.820% due 04/06/2000                                  4,000           3,998
United Parcel Service
    5.890% due 06/01/2000                                  2,700           2,672
Washington Post
    6.020% due 06/02/2000                                 14,600          14,445
Xerox Credit Corp.
    6.050% due 05/16/2000                                    100              99
    6.090% due 06/06/2000                                  6,500           6,427
    6.110% due 06/12/2000                                    200             198
Yorkshire Building Society
    5.850% due 04/07/2000                                  1,000             999
    5.990% due 06/13/2000                                    300             296
                                                                     -----------
                                                                         227,357
                                                                     ===========
Repurchase Agreement 1.7%
State Street Bank
    5.600% due 04/03/2000                                170,786         170,786
    (Dated 03/31/2000. Collateralized by
    Federal National Mortgage Association
    7.050% due 12/01/2004 valued at $21,174,
    Federal National Mortgage Association
    7.125% due 01/15/2030 valued at $51,004,
    Federal Home Loan Mortgage Corporation
    5.150% due 02/02/2001 valued at $102,006, and
    Federal National Mortgage Association
    0.000% due 08/01/2000 valued at $34
    Repurchase proceeds are $170,865.)

Daiwa Securities
    6.180% due 04/03/2000                                350,000         350,000
    (Dated 03/31/2000. Collateralized by U.S. Treasury
    Inflation Protected Securities 3.625% due
    07/15/2002 valued at $292,287, and U.S. Treasury
    Bill due 11/09/2000 valued at $48,185,
    and U.S. Treasury Note 8.375% due 08/15/2008
    valued at $16,836. Repurchase proceeds are $350,180.)
                                                                     -----------
                                                                         520,786
                                                                     ===========
U.S. Treasury Bills (b)(g) 0.1%
5.528% due 04/27/2000                                     36,775          36,639
                                                                     -----------

Total Short-Term Instruments                                             990,308
(Cost $991,120)                                                      ===========

                                   2000 Annual Report See accompanying notes  77

Total Return Fund
March 31, 2000
                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 131.6%                                        $41,494,212
(Cost $41,850,196)

Written Options (c) (0.2%)                                              (45,441)
(Premiums $31,722)

Other Assets and Liabilities (Net) (31.4%)                           (9,912,498)
                                                                    ------------

Net Assets 100.0%                                                   $31,536,273
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $41,849,408 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $   315,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                   (670,842)
                                                                    ------------

Unrealized depreciation-net                                         $  (355,196)
                                                                    ============

(b) Securities with an aggregate market value of $133,050 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (03/2001)                  10,536       $    (4,394)
Municipal Bond CBT (06/2000)                            1,835             3,003
EuroBond 10 Year Note (06/2000)                        16,400           (36,867)
Government of Japan 10 Year Note (06/2000)                358            (3,144)
U.S. Treasury 5 Year Note (06/2000)                       516              (321)
U.S. Treasury 10 Year Note (06/2000)                   35,208            78,682
U.S. Treasury 30 Year Bond (06/2000)                    4,445             5,158
Euribor Futures (09/2000)                                  58               (11)
United Kingdom 90 Day LIBOR Futures (06/2000)             179               117
United Kingdom 90 Day LIBOR Futures (09/2000)           3,892             2,842
                                                                    ------------
                                                                    $    45,065
                                                                    ============
(c) Premiums received on written options:

                                              # of
Type                                     Contracts       Premium          Value
--------------------------------------------------------------------------------
Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000            1,500    $    1,061    $     1,181

Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 98.00 Exp. 05/20/2000            4,658         2,555          4,876

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 96.00 Exp. 05/20/2000           11,264         3,119            704

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000       800,000,000         1,456          1,376

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000       318,030,000           734            547

Put - CBOT U.S. Treasury Note June Futures
   Strike @ 95.00 Exp. 05/20/2000            2,134           866            334

Call - CBOT U.S. Treasury Note June Futures
   Strike @ 98.00 Exp. 05/20/2000            2,136         1,243          2,537

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000            5,644         5,314          4,868

Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 100.00 Exp. 05/20/2000           3,355         1,030          1,625

Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp. 12/18/2000           13,870        14,344         27,393
                                                      --------------------------
                                                      $   31,722    $    45,441
                                                      ==========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                             Principal
                                Amount                                 Realized
                            Covered by          Settlement        Appreciation/
Type        Currency          Contract               Month       (Depreciation)
--------------------------------------------------------------------------------
Sell              BP            26,011             04/2000          $      (463)
Sell              C$             9,841             05/2000                  (21)
Sell                            33,873             06/2000                 (141)
Sell              EC           285,703             04/2000                3,953
Buy                             87,996             04/2000               (1,455)
Buy               HF         2,000,000             09/2000                 (143)
Sell              JY         3,029,980             04/2000               (1,168)
Buy                          3,029,980             04/2000                  772
Sell                         4,519,202             04/2001               (5,239)
Sell                        20,174,266             05/2000               (4,998)
Sell              N$            50,843             04/2000                 (729)
Sell                           128,045             05/2000                 (998)
Buy               PZ             7,000             04/2000                   50
Sell                             7,000             04/2000                  (16)
Buy                             45,000             01/2001                  (72)
Buy                             40,000             02/2001                  230
Buy                             17,000             03/2001                   39
                                                                    ------------
                                                                    $   (10,399)
                                                                    ============
(f) Principal amount denoted in indicated currency:

           AS -  Austrian Schilling
           A$ -  Australian Dollars
           BP -  British Pound
           C$ -  Canadian Dollar
           DM -  German Mark
           EC -  Euro
           FF -  French Franc
           HF -  Hungarian Forint
           JY -  Japanese Yen
           MP -  Mexican Peso
           N$ -  New Zealand Dollar
           PZ -  Polish Zloty

78 PIMCO Funds See accompanying notes

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                      Notional    Appreciation/
Type                                                    Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.481%.

Broker: Morgan Stanley
Exp. 02/11/2010                                   $    230,600     $     (2,995)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                  JY 24,500,000           (8,546)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                     11,635,000           (3,342)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                      7,563,000           (2,235)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                      7,000,000            2,467

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                   $    277,400           (2,357)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                        277,000           (1,789)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                        167,400           (1,024)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.309%.

Broker: Goldman Sachs
Exp. 03/24/2010                                        300,000             (378)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                        160,000           (1,046)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.374%.

Broker: Lehman Brothers, Inc.
Exp. 03/29/2010                                        100,000             (572)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.369%.

Broker: Goldman Sachs
Exp. 03/29/2010                                        100,000             (539)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.366%.

Broker: Lehman Brothers, Inc.
Exp. 03/30/2010                                        100,000             (517)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.426%.

Broker: Lehman Brothers, Inc.
Exp. 03/31/2010                                        100,000             (959)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                         22,800           (1,169)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                          1,300              (60)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                         31,200           (1,663)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.050%. In the event of default of Republic of Argentina Floating Rate Notes and/or
Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                         35,000           (1,171)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                         30,000                1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp.
7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                         50,000                3

Receive fixed rate equal to 0.15% and the Fund will pay to the counterparty at par in the event of default of IBM Corp. 5.375% due 02/01/2009.

Broker: Goldman Sachs
Exp. 02/26/2002                                         30,000                0


                                    2000 Annual Report See accompanying notes 79

Total Return Fund
March 31, 2000

--------------------------------------------------------------------------------
Receive fixed rate equal to 0.40% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                     $   20,000       $        1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                         10,000                1

Receive fixed rate equal to 0.60% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.625% due 10/01/2005.

Broker: Merrill Lynch
Exp. 06/01/2000                                         20,000                1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                         17,000                1

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                         22,000                1

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                         21,000                0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                         25,000                0
                                                                     -----------
                                                                     $  (27,886)
                                                                     ===========

                                       Fixed                         Unrealized
                                      Spread          Notional    Appreciation/
Type                                     (%)            Amount     Depreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                       1.0850        $  189,500       $   (6,788)

Broker: Goldman Sachs
Exp. 02/16/2005                       1.1120           121,700            1,319

Broker: Goldman Sachs
Exp. 08/14/2000                       1.1500            93,000              191

Broker: Goldman Sachs
Exp. 08/14/2000                       1.1500            95,100              195

Broker: Goldman Sachs
Exp. 02/16/2005                       1.1120            37,700              428

Broker: Goldman Sachs
Exp. 04/04/2005                       1.3900           250,000                0

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                       0.8675        $  258,500       $    4,230

Broker: Goldman Sachs
Exp. 08/14/2000                       0.8513           474,300            1,820

Broker: Deutsche Bank AG New York
Exp. 08/14/2000                       0.9175           220,900              701

Broker: Goldman Sachs
Exp. 08/14/2000                       0.9470           220,900              636

Broker: Goldman Sachs
Exp. 09/22/2000                       1.0085            74,900              170

Broker: Goldman Sachs
Exp. 08/14/2000                       0.8513            12,100               46

Broker: Goldman Sachs
Exp. 09/22/2000                       1.0850            21,100               48
                                                                     -----------
                                                                     $    2,996
                                                                     ===========
(j) Subject to financing transaction.

(k) Security becomes interest bearing at a future date.

(l) Restricted security.

(m) Security is in default.

(n) Reverse repurchase agreements were entered into March 23, 2000 paying interest at 6.00%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                  Maturity            Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%              10/01/2003       $   48,392
Federal National Mortgage Assn. 6.687%              08/01/2027           45,640
Government National Mortgage Assn. 6.000%           05/20/2028           30,226
Government National Mortgage Assn. 6.375%           06/20/2027           25,631
Government National Mortgage Assn. 6.375%           01/20/2024           28,372
Government National Mortgage Assn. 7.125%           10/20/2024           30,361
Government National Mortgage Assn. 6.375%           04/20/2027           26,513
Government National Mortgage Assn. 6.375%           01/20/2024           29,846
Government National Mortgage Assn. 6.750%           09/20/2024           26,613
Government National Mortgage Assn. 6.750%           08/20/2023           32,707
Government National Mortgage Assn. 7.125%           10/20/2023           73,363
Government National Mortgage Assn. 6.375%           04/20/2023           32,460
Government National Mortgage Assn. 6.375%           05/20/2023           32,386
Government National Mortgage Assn. 6.375%           06/20/2025           25,409
Government National Mortgage Assn. 6.751%           07/20/2027           43,949
Government National Mortgage Assn. 7.125%           10/20/2023           27,819
                                                                     -----------
                                                                     $  559,687
                                                                     ===========
80 PIMCO Funds See accompanying notes

Schedule of Investments
Total Return Fund II
March 31, 2000
                                                      Principal
                                                         Amount            Value
                                                         (000s)           (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 55.6%
--------------------------------------------------------------------------------
Banking & Finance 39.6%
Abbey National Capital Trust I
   8.963% due 12/29/2049                           $      1,900     $      1,941
Allstate Corp.
   6.750% due 06/15/2003                                  9,300            9,025
American Express
   5.625% due 01/22/2004                                  5,000            4,700
Associates Corp. of North America
   5.750% due 11/01/2003                                    600              568
AT&T Capital Corp.
   6.310% due 04/23/2002 (d)                             30,000           30,085
Bank of Hawaii
   6.875% due 06/01/2003                                  7,750            7,573
Bank of New York
   6.625% due 06/15/2003                                  5,000            4,868
BankAmerica Corp.
   6.170% due 03/05/2001 (d)                             15,000           14,984
   7.500% due 10/15/2002                                    400              401
Beneficial Corp.
   6.750% due 02/11/2003                                     10               10
Caterpillar Financial Service Corp.
   6.300% due 02/11/2002 (d)                              5,000            5,017
Chase Manhattan Corp.
   7.625% due 01/15/2003                                  5,000            5,028
Chrysler Financial Co. LLC
   6.034% due 06/15/2001 (d)                              5,000            5,014
   6.950% due 03/25/2002                                    730              725
CIT Group, Inc.
   6.050% due 06/12/2001                                 10,000            9,859
Citicorp
   7.125% due 06/01/2003                                  4,000            3,954
Citigroup, Inc.
   9.500% due 03/01/2002                                    200              207
Commercial Credit Co.
   5.550% due 02/15/2001                                     30               30
Deutsche Bank Capital Trust I
   7.872% due 12/29/2049                                 19,745           18,774
Dresdner Bank-New York
   6.625% due 09/15/2005                                  7,000            6,698
Edison Funding
   6.150% due 09/18/2000                                 12,500           12,469
ERAC USA Finance Co.
   7.000% due 06/15/2000                                  2,225            2,226
First Chicago Corp.
   6.875% due 06/15/2003                                  4,000            3,908
Ford Motor Credit Corp.
   8.200% due 02/15/2002                                 11,140           11,286
   6.341% due 03/19/2002 (d)                                 35               35
   8.000% due 06/15/2002                                  5,000            5,058
   6.218% due 02/03/2003 (d)                             10,000            9,977
   6.330% due 03/17/2003 (d)                             10,000           10,000
   6.370% due 11/24/2003 (d)                              5,000            5,010
   5.750% due 02/23/2004                                  5,500            5,184
   7.500% due 03/15/2005                                 30,000           29,928
General Motors Acceptance Corp.
   5.350% due 12/07/2001                                    600              581
   5.500% due 12/15/2001                                    765              740
   6.140% due 01/28/2002 (d)                             24,600           24,598
   6.165% due 04/29/2002 (d)                                225              225
   5.480% due 12/16/2002                                    235              224
   6.259% due 02/14/2003 (d)                             20,000           20,000
   6.190% due 08/18/2003 (d)                              1,700            1,691
Goldman Sachs Group
   6.773% due 04/16/2001 (d)                             10,000           10,005
   7.800% due 07/15/2002                                  6,000            6,021
   5.900% due 01/15/2003                                  2,000            1,919
   6.130% due 03/19/2003 (d)                              5,000            5,001
   5.720% due 01/20/2009 (d)                              5,000            5,009
Heller Financial, Inc.
   6.280% due 04/22/2002 (d)                              5,000            4,997
   6.440% due 10/06/2002                                    400              390
   6.300% due 04/28/2003 (d)                             15,000           14,939
Household Finance Corp.
   6.506% due 06/24/2003 (d)                             20,000           19,989
   6.250% due 08/15/2003                                     50               48
   5.875% due 09/25/2004                                 15,000           14,053
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                             12,000           12,728
Key Bank
   6.166% due 07/23/2001 (d)                              5,000            5,004
Lehman Brothers Holdings, Inc.
   6.904% due 04/02/2002 (d)                             20,000           20,118
Merrill Lynch & Co.
   7.050% due 06/04/2001                                 16,175           16,156
   6.129% due 11/01/2001 (d)                             20,000           19,987
   6.396% due 06/24/2003 (d)                             20,000           19,924
Morgan, J.P. & Co., Inc.
   6.000% due 01/15/2009                                 15,000           13,372
National Rural Utilities
   6.070% due 06/05/2002                                     25               24
NationsBank Corp.
   6.200% due 08/15/2003                                 10,800           10,446
   8.625% due 11/15/2003                                  1,550            1,606
PNC Bank Corp.
   5.863% due 06/01/2000 (d)                             20,000           19,999
PNC Funding Corp.
   6.125% due 09/01/2003                                  1,400            1,341
Republic New York Corp.
   9.750% due 12/01/2000                                     25               25
Sears Roebuck Acceptance
   6.710% due 08/13/2001                                     40               40
   8.300% due 10/26/2004                                    500              510
Textron Financial Corp.
   6.460% due 05/28/2002 (d)                             10,000            9,976
Transamerica Finance Corp.
   6.480% due 03/15/2001                                  1,000              996
Wachovia Corp.
   6.805% due 05/02/2005 (d)                             15,000           15,000
Westdeutsche Landesbank
   6.050% due 01/15/2009                                    625              559
                                                                    ------------
                                                                         522,783
                                                                    ============
Industrials 5.9% AMR Corp.
   9.430% due 05/10/2001                                  1,000            1,017
   8.900% due 02/26/2007                                  6,450            6,538
Caterpillar Financial Services Corp.
   5.890% due 06/17/2002                                    840              816
Conagra, Inc.
   6.340% due 06/12/2000 (d)                             20,000           19,992
DaimlerChrysler Holdings
   6.160% due 01/18/2002                                 20,000           20,002
Dow Chemical Co.
   8.040% due 07/02/2005                                  4,800            4,899
Mattel, Inc.
   6.000% due 07/15/2003                                    250              229
Occidental Petroleum
   6.704% due 04/03/2000                                 10,800           10,807
Philip Morris Cos., Inc.
   6.000% due 07/15/2001                                  1,000              970
Procter & Gamble Co.
   5.250% due 09/15/2003                                    600              565
Time Warner, Inc.
   7.975% due 08/15/2004                                  3,345            3,410
   8.110% due 08/15/2006                                  4,490            4,612
   8.180% due 08/15/2007                                  3,190            3,287
Times Mirror Co.
   6.650% due 10/15/2001                                    300              297
Transcontinental Gas Pipelines
   6.125% due 01/15/2005                                    300              283
                                                                    ------------
                                                                          77,724
                                                                    ============

                                    2000 Annual Report See accompanying notes 81

Total Return Fund II
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Utilities 10.1%
Carolina Power & Light
   7.875% due 04/15/2004                           $        400     $       403
Commonwealth Edison
   6.625% due 07/15/2003                                    288             280
Enron Corp.
   6.577% due 09/10/2001 (d)                             20,000          20,016
GTE Corp.
   6.390% due 09/11/2000                                     80              80
MCI Worldcom, Inc.
   6.270% due 08/17/2000 (d)                             30,000          30,005
Metropolitan Edison Co.
   7.220% due 01/30/2003                                  2,000           1,997
   6.400% due 02/09/2006                                  2,412           2,313
Ohio Edison
   6.375% due 04/01/2000                                 30,700          30,700
Pacificorp
   7.200% due 08/15/2002                                 11,000          10,987
Philadelphia Electric
   8.000% due 04/01/2002                                  1,008           1,015
   7.125% due 09/01/2002                                     90              89
   6.500% due 05/01/2003                                  1,840           1,781
Phillips Pete
   6.650% due 03/01/2003                                    400             385
Public Service Enterprise Group, Inc.
   6.330% due 11/22/2000 (d)                             10,000          10,000
Reliant Energy, Inc.
   7.875% due 07/01/2002                                  1,375           1,378
Texas Utilities Co.
   7.375% due 08/01/2001                                  1,900           1,901
   6.750% due 03/01/2003                                  5,000           4,899
United Telecom, Inc.
   9.750% due 04/01/2000                                  5,000           5,000
   9.440% due 08/15/2001                                 10,000          10,274
                                                                    ------------
                                                                        133,503
                                                                    ------------
Total Corporate Bonds & Notes                                           734,010
(Cost $740,000)                                                     ============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.2%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   5.125% due 09/15/2003                                    200             189
   5.135% due 09/22/2003                                    500             471
   5.365% due 12/11/2008                                    600             527
Federal Home Loan Mortgage Corp.
   6.890% due 03/01/2011                                    500             471
Federal National Mortgage Association
   5.375% due 03/15/2002                                     55              53
   5.750% due 04/15/2003                                  4,715           4,548
   7.400% due 07/01/2004                                    600             607
Student Loan Marketing Assn.
   5.711% due 04/25/2004 (d)                              4,746           4,740
   6.565% due 04/25/2007 (d)                             18,111          18,021
                                                                    ------------
Total U.S. Government Agencies                                           29,627
(Cost $29,711)                                                      ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 15.7%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
   3.625% due 07/15/2002                                 52,664          52,516
   3.375% due 01/15/2007                                  2,768           2,665
   3.625% due 01/15/2008                                  1,984           1,932
   3.875% due 01/15/2009                                    823             814
   3.875% due 04/15/2029                                  4,104           4,070
U.S. Treasury Bonds
   8.375% due 08/15/2008                                    240             253
  11.250% due 02/15/2015 (g)                                500             740
  10.625% due 08/15/2015                                 61,900          88,420
   8.750% due 05/15/2017                                  2,370           2,994
   8.875% due 08/15/2017                                  1,000           1,279
   8.000% due 11/15/2021                                  9,500          11,569
   7.250% due 08/15/2022                                    800             906
   6.000% due 02/15/2026 (g)                             24,950          24,678
   6.375% due 08/15/2027                                    100             104
   6.125% due 11/15/2027                                      5               5
   6.250% due 05/15/2030                                  3,560           3,767
U.S. Treasury Notes
   5.125% due 08/31/2000                                  3,695           3,679
U.S. Treasury Bonds
  10.375% due 11/15/2012                                     20              25
   8.750% due 08/15/2020                                  3,500           4,529
U.S. Treasury Strips
   0.000% due 05/15/2020                                  7,300           2,180
   0.000% due 11/15/2021                                  1,800             498
                                                                    ------------
Total U.S. Treasury Obligations                                         207,623
(Cost $204,012)                                                     ============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 42.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 8.3%
Comm
   6.145% due 02/15/2008                                  4,641           4,419
Dime Savings
   6.689% due 11/01/2018 (d)                                 85              77
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                    144             157
Federal Home Loan Mortgage Corp.
   5.950% due 07/15/2003                                    130             127
   8.800% due 12/01/2015                                    184             188
   9.250% due 11/15/2019                                     28              29
   9.000% due 12/15/2020                                  1,156           1,191
   7.000% due 07/15/2022                                 16,422          15,874
   7.500% due 01/15/2023                                 17,089          16,562
   6.750% due 04/25/2024                                  8,836           8,137
Federal Home Loan Mortgage Corporation
   6.500% due 12/01/2010                                    378             367
Federal National Mortgage Assn.
   6.000% due 06/25/2001                                     26              26
   9.000% due 06/25/2018                                     17              18
   6.000% due 09/25/2018                                     76              75
   9.250% due 07/25/2019                                  2,295           2,369
   6.000% due 08/25/2020                                  3,585           3,508
   7.000% due 09/25/2020                                     47              46
   6.500% due 05/18/2023                                  8,625           8,461
Guaranteed Mortgage Corp.
   9.300% due 07/20/2019                                    453             469
Independent National Mortgage Corp.
   7.218% due 11/25/2024 (d)                                740             751
   8.432% due 11/25/2024 (d)                                391             394
Mellon Residential Funding Corp.
   6.570% due 07/25/2029                                  4,000           3,871
Residential Accredit Loans, Inc.
   7.250% due 11/25/2027                                 10,083           9,651
Residential Funding Mortgage Securities, Inc.
   7.000% due 11/25/2027                                 12,115          11,409
Salomon Brothers Mortgage Securities
   6.259% due 04/25/2029 (d)                             21,508          21,510
                                                                    ------------
                                                                        109,686
                                                                    ============
Federal Home Loan Mortgage Corporation 0.5%
   5.750% due 11/15/2017                                    810             806
   6.000% due 09/01/2027                                     59              54
   7.000% due 03/01/2007                                     21              21
   7.166% due 12/01/2022 (d)                              4,192           4,330
   7.250% due 03/01/2006                                    157             155
   7.409% due 02/01/2023 (d)                                480             485
   7.500% due 08/01/2009                                      8               8
   8.250% due 03/01/2008-05/01/2008 (e)                     118             120
   8.500% due 12/01/2001                                      1               1
   9.500% due 02/01/2011                                     53              55
  10.000% due 06/01/2011                                     12              12
  10.500% due 04/01/2001                                     17              17
  15.500% due 06/01/2011                                      1               1
                                                                    ------------
                                                                          6,065
                                                                    ============

82 PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
--------------------------------------------------------------------------------
Federal Housing Administration 3.0%
   5.596% due 10/01/2019                                   $    361 $       362
   6.000% due 03/20/2028                                     22,479      20,479
   6.650% due 07/20/2038                                     15,500      14,518
   8.250% due 11/01/2021                                      3,760       3,815
   8.829% due 05/01/2019                                        204         211
                                                                    -----------
                                                                         39,385
                                                                    ===========
Federal National Mortgage Association 1.2%
   4.750% due 11/14/2003                                        730         678
   5.250% due 01/15/2003                                         60          57
   5.625% due 05/14/2004                                      4,095       3,886
   6.000% due 01/01/2011                                        435         410
   6.150% due 09/25/2016                                      2,045       2,017
   6.500% due 02/01/2013                                        278         268
   6.810% due 07/01/2020 (d)                                    839         860
   7.000% due 08/01/2009-05/01/2014 (e)                         833         821
   7.450% due 02/01/2023 (d)                                  1,899       1,948
   7.472% due 12/01/2023 (d)                                    501         514
   7.491% due 01/01/2024 (d)                                  1,007       1,034
   7.750% due 10/01/2007                                        184         184
   7.937% due 04/01/2024 (d)                                  1,091       1,125
   8.000% due 05/01/2002-10/01/2005 (e)                         211         211
   8.500% due 12/01/2001-04/01/2017 (e)                       1,514       1,537
   9.000% due 12/01/2001-06/01/2010 (e)                         376         390
  11.000% due 09/01/2010                                        179         194
  13.750% due 10/01/2010-11/01/2013 (e)                          92         102
  14.500% due 03/01/2013                                          3           3
  14.750% due 10/01/2012-11/01/2012 (e)                          14          15
                                                                    -----------
                                                                         16,254
                                                                    ===========
Government National Mortgage Association 29.6%
   6.000% due 11/15/2028-04/19/2030 (d)(e)                   88,606      82,896
   6.375% due 06/20/2023-06/20/2027 (d)(e)                   27,067      27,187
   6.500% due 01/15/2024-04/19/2030 (d)(e)                   98,901      93,315
   6.750% due 09/20/2024-08/20/2027 (d)(e)                   40,464      40,501
   7.000% due 04/19/2030                                     39,550      38,308
   7.500% due 03/15/2024-05/22/2030 (e)                      37,648      37,312
   8.000% due 06/15/2024-04/19/2030 (e)                      70,368      70,971
  12.000% due 01/15/2013-06/15/2015 (e)                          18          21
                                                                    -----------
                                                                        390,511
                                                                    ===========
Other Mortgage-Backed Securities 0.0%
Bank of America
   9.000% due 03/01/2008                                         33          34
Federal Home Loan Mortgage Corp.
  11.875% due 06/15/2013                                        138         143
Security Pacific National Bank
   8.500% due 03/01/2017                                         36          35
                                                                    -----------
                                                                            212
                                                                    -----------
Total Mortgage-Backed Securities                                        562,113
(Cost $566,850)                                                     ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.3%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   6.806% due 10/25/2026 (d)                                    678         682
Americredit Automobile Receivable Trust
   6.086% due 06/12/2005 (d)                                  5,000       5,007
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                      4,130       4,116
Comed Transitional Funding Trust
   5.290% due 06/25/2003                                      3,000       2,951
Delta Funding Home Equity Loan
   7.260% due 08/25/2018                                      6,084       6,054
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                        557         555
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                      2,300       2,281
Norwest Asset Securities Corp.
   7.500% due 03/25/2027                                     17,000      16,449
Residential Funding Mortgage Securities,
Inc.
   5.460% due 07/25/2029                                     11,485      11,408
United Air Lines Equipment Trust
   9.190% due 12/24/2013                                      7,213       7,267
                                                                    -----------
Total Asset-Backed Securities                                            56,770
(Cost $58,421)                                                      ===========

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources
7.250% due 01/02/2000                                           $ 1         $49
                                                                    -----------
Total Convertible Bonds & Notes                                              49
(Cost $41)                                                          ===========

--------------------------------------------------------------------------------
PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------
                                                             Shares
Fortis
   6.430% due 12/31/2049                                          6       1,478
                                                                    -----------
Total Preferred Stock                                                     1,478
(Cost $1,450)                                                       ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 10.7%
--------------------------------------------------------------------------------
                                                          Principal
                                                             Amount
                                                             (000s)
Commercial Paper 9.5%
American Express
   6.040% due 05/30/2000                                    $35,000      34,665
Associates First Capital Corp.
   6.090% due 06/29/2000                                     30,000      29,546
Conoco, Inc.
   6.040% due 04/07/2000                                      9,100       9,094
DaimlerChrysler AG
   6.100% due 06/29/2000                                     10,000       9,849
Federal National Mortgage Association
   6.000% due 06/22/2000                                     11,500      11,347
National Rural Utilities
   6.080% due 06/14/2000                                      4,700       4,640
Sumitomo Bank of America
   6.070% due 04/14/2000                                      6,300       6,288
   6.080% due 04/27/2000                                     16,400      16,334
USAA Capital Corp.
   6.030% due 05/15/2000                                      3,700       3,674
                                                                    -----------
                                                                        125,437
                                                                    ===========
Repurchase Agreement 1.1%
State Street Bank
   5.600% due 04/03/2000                                      1,923       1,923
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Mortgage Corporation
   5.750% due 05/15/2001 valued at $1,965.
   Repurchase proceeds are $1,924.)

Daiwa Securities
   6.180% due 04/03/2000                                     13,000      13,000
   (Dated 03/31/2000. Collateralized by
   U.S. Treasury Inflation Protected
   Securities
   3.782% due 07/15/2002 valued at $13,289.
   Repurchase proceeds are $13,007.)
                                                                    -----------
                                                                         14,923
                                                                    ===========
U.S. Treasury Bills (b) 0.1%
   5.694% due 04/27/2000                                        940         936
                                                                    -----------

Total Short-Term Instruments                                            141,296
(Cost $141,315)                                                     ===========

Total Investments (a) 131.2%                                        $ 1,732,966
(Cost $1,741,801)

Written Options (c) (0.1%)                                               (1,707)
(Premiums $1,090)

Other Assets and Liabilities (Net) (31.1%)                             (410,948)
                                                                    -----------

Net Assets 100.0%                                                   $ 1,320,311
                                                                    ===========

                                   2000 Annual Report See accompanying notes  83

Total Return Fund II
March 31, 2000


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,741,803 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                $     8,012

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax
cost over value.                                                        (16,849)
                                                                    -----------

Unrealized depreciation-net                                              (8,837)
                                                                    ===========

(b) Securities with an aggregate market value of $4,615 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                 # of              Appreciation/
Type                                        Contracts             (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)              511                 $      (246)
U.S. Treasury 5 Year Note (06/2000)             200                         259
U.S. Treasury 10 Year Note (06/2000)          1,192                       3,185
U.S. Treasury 30 Year Bond (06/2000)             26                         (86)
                                                                    -----------
                                                                    $     3,112
                                                                    ===========

(c) Premiums received on written options:

                                                    # of
Type                                           Contracts    Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June
Futures
Strike @ 98.00 Exp. 05/20/2000                       186  $     102      $  195
Put - CBOT U.S. Treasury Note June
Futures
Strike @ 96.00 Exp. 05/20/2000                       446        122          28
Put - CBOT U.S. Treasury Note June
Futures
Strike @ 95.00 Exp. 05/20/2000                        89         36          14
Call - CBOT U.S. Treasury Note June
Futures
Strike @ 98.00 Exp. 05/20/2000                        89         52         102
Put - CME Eurodollar March Futures
Strike @ 93.25 Exp. 03/19/2001                        84         84         126
Put - CME Eurodollar March Futures
Strike @ 93.50 Exp. 03/19/2001                        84        109         166
Call - CBOT U.S. Treasury Bond June
Futures
Strike @ 100.00 Exp. 05/20/2000                      134         41          65
Put - CME Eurodollar December Futures
Strike @ 93.50 Exp. 12/18/2000                       512        544        1011
                                                          ---------------------
                                                          $   1,090      $1,707
                                                          =====================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Subject to financing transactions.

(h) Swap agreements outstanding at March 31,
2000:

                                                                     Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount     Depreciation
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                           $  19,200 $      (163)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                              40,000        (258)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                              41,400        (253)

Receive fixed rate equal to 0.30% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.625% due 10/15/2005.

Broker: Goldman Sachs
Exp. 06/20/2004                                              60,000           2

Receive fixed rate equal to 0.45% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 06/30/2000                                              20,000           1

Receive fixed rate equal to 0.41% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                               9,000           0

Receive fixed rate equal to 0.60% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.625% due 10/01/2005.

Broker: Merrill Lynch
Exp. 06/01/2000                                               6,000           0


Receive fixed rate equal to 0.50% and the Fund will pay to the counterparty at par in the event of default of Williams Co. 6.625% due 11/15/2004.

Broker: Warburg Dillon Read LLC
Exp. 09/16/2003                                              20,000           1
                                                                    -----------
                                                                    $      (670)
                                                                    ===========
84  PIMCO Funds See accompanying notes

                                                Fixed
                                               Spread    Notional     Unrealized
Type                                              (%)      Amount   Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                                  1.112    $23,200   $       251

Broker: Goldman Sachs
Exp. 08/14/2000                                  1.150      3,600             7

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                                  0.947      9,600            28

Broker: Goldman Sachs
Exp. 09/22/2000                                  1.009      2,800             0
                                                                    -----------
                                                                    $       286
                                                                    ===========

                                  2000 Annual Report See accompanying notes  85

Schedule of Investments
Total Return Fund III
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 42.0%
--------------------------------------------------------------------------------
Banking & Finance 27.4%
Abbey National Capital Trust I
   8.963% due 12/29/2049                           $      9,300    $      9,501
ABN AMRO Mortgage Corp.
   7.000% due 04/01/2008                                  1,000             962
Associates Corp. of North America
   7.240% due 05/17/2006                                  1,000             987
AT&T Capital Corp.
   6.730% due 12/01/2000 (d)                             12,400          12,454
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                                  2,300           2,338
BankAmerica Corp.
   9.375% due 09/15/2009                                  1,000           1,111
BankBoston Corp.
   6.125% due 03/15/2002                                 15,000          14,606
Bear Stearns Co., Inc.
   6.510% due 12/16/2002 (d)                             10,000           9,999
Deutsche Bank Financial
   6.700% due 12/13/2006                                  1,000             951
First Union Corp.
   7.700% due 02/15/2005                                 19,000          19,243
Ford Motor Credit Corp.
   6.300% due 07/16/2002 (d)                                300             301
   5.750% due 02/23/2004                                  2,000           1,885
   7.500% due 03/15/2005                                 30,000          29,928
   6.620% due 02/27/2006                                  1,000             957
Household Finance Corp.
   6.223% due 05/07/2002 (d)                              5,000           5,002
   6.310% due 05/24/2002 (d)                                500             500
International Lease Finance Corp.
   5.450% due 01/04/2002                                    500             484
Lehman Brothers Holdings, Inc.
   6.904% due 04/02/2002 (d)                             10,000          10,059
Merrill Lynch & Co.
   6.129% due 11/01/2001 (d)                              3,000           2,998
   6.375% due 10/15/2008                                  5,000           4,604
Midamerican Funding LLC
   5.850% due 03/01/2001                                 12,000          11,835
Morgan Stanley, Dean Witter, Discover and Co.
   5.820% due 06/19/2000 (d)                             10,000           9,869
   6.375% due 08/01/2002                                  1,000             978
Nacional Financiera
   9.549% due 12/01/2000 (d)                              5,750           5,865
NationsBank Corp.
   8.625% due 11/15/2003                                     25              26
Spieker Properties
   6.950% due 12/15/2002                                  2,000           1,942
Textron Financial Corp.
   6.460% due 05/28/2002 (d)                              5,000           4,988
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                                400             404
Wachovia Corp.
   6.805% due 05/02/2005 (d)                             10,000          10,000
Wells Fargo & Co.
   6.625% due 07/15/2004                                  1,000             977
   6.875% due 08/08/2006                                  1,000             971
                                                                   ------------
                                                                        176,725
                                                                   ============
Industrials 9.0%
Amerco, Inc.
   7.200% due 04/01/2002                                 14,200          13,773
Cargill, Inc.
   6.166% due 01/14/2002 (d)                              9,000           8,999
Fred Meyer, Inc.
   7.150% due 03/01/2003                                     50              49
General Motors Acceptance Corp.
   9.125% due 07/15/2001                                     20              20
Gold Eagle
  11.453% due 04/16/2001                                  6,000           5,993
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                              5,000           4,938
TCI Communications, Inc.
   6.855% due 09/11/2000 (d)                              5,000           4,994
Time Warner, Inc.
   6.100% due 12/30/2001                                 10,000           9,778
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                                  5,000           4,392
WMX Technologies
   6.700% due 05/01/2001                                  5,500           5,326
                                                                   ------------
                                                                         58,262
                                                                   ============
Utilities 5.6%
Arizona Public Service
   6.816% due 11/15/2001 (d)                              5,300           5,300
Bell Telephone Co. Pennsylvania
   7.375% due 07/15/2007                                     75              74
CMS Energy
   8.125% due 05/15/2002                                     50              49
GTE Corp.
   5.625% due 02/01/2001                                    300             297
MCI Worldcom, Inc.
   6.270% due 08/17/2000 (d)                             10,000          10,002
Niagara Mohawk Power
   7.250% due 10/01/2002                                 11,341          11,204
   7.375% due 07/01/2003                                  3,024           2,949
North Atlantic Energy
   9.050% due 06/01/2002                                    405             401
Texas Utilities Co.
   6.375% due 10/01/2004                                  1,000             962
WorldCom, Inc.
   6.125% due 08/15/2001                                  5,000           4,938
                                                                   ------------
                                                                         36,176
                                                                   ------------
Total Corporate Bonds & Notes                                           271,163
(Cost $273,926)                                                    ============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 7.6%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                              5,000           5,000
Federal Home Loan Mortgage Corp.
   0.000% due 07/20/2001 (d)(j)                          37,700          37,297
   7.500% due 07/01/2011 (d)                                379             379
   8.000% due 01/01/2012 (d)                                181             184
Student Loan Marketing Assn.
   5.711% due 04/25/2004 (d)                              1,582           1,580
   5.770% due 10/25/2005 (d)                              4,468           4,447
                                                                   ------------
Total U.S. Government Agencies                                           48,887
(Cost $49,277)                                                     ============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 17.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected
Securities(f)
   3.625% due 07/15/2002 (j)                             12,113          12,079
   3.625% due 01/15/2008 (j)                              7,309           7,117
   3.875% due 04/15/2029                                  2,052           2,036
U.S. Treasury Bonds
  10.375% due 11/15/2009                                    200             230
  12.750% due 11/15/2010                                  1,680           2,163
  11.250% due 02/15/2015                                  4,700           6,952
  10.625% due 08/15/2015 (j)                              2,900           4,142
   8.875% due 08/15/2017                                  1,600           2,047
   8.750% due 08/15/2020 (j)                              6,500           8,411
   8.000% due 11/15/2021 (j)                              6,800           8,281
U.S. Treasury Notes
   6.250% due 05/15/2030                                  1,800           1,905
   6.250% due 08/15/2023                                    195             198
   5.125% due 08/31/2000 (b)                              2,350           2,340
   6.000% due 07/31/2002                                     80              79
   5.875% due 02/15/2004                                    300             295
   6.500% due 10/15/2006 (j)                             50,200          50,718
U.S. Treasury Strips
   0.000% due 05/15/2020                                  3,700           1,105
   0.000% due 11/15/2021                                    900             249
                                                                   ------------
Total U.S. Treasury Obligations                                         110,347
(Cost $108,167)                                                    ============



86  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 42.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 21.6%
ABN-AMRO Mortgage Corp.
   6.750% due 11/25/2028                                 $    9,750   $    9,060
CMC Securities Corp.
   7.862% due 04/25/2025 (d)                                    915          927
Federal Home Loan Mortgage Corp.
   7.000% due 11/01/2011                                         59           58
   6.500% due 08/15/2023                                      8,631        8,453
   7.000% due 02/15/2027                                     13,594       12,846
   6.500% due 09/01/2028                                         66           62
   6.500% due 06/01/2029                                         97           92
   7.000% due 10/01/2029                                        114          110
   6.165% due 08/15/2032 (d)                                  6,219        5,972
Federal National Mortgage Assn.
   6.500% due 12/18/2004                                      3,901        3,837
   7.000% due 09/25/2021                                      6,285        6,181
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                      3,041        2,995
   7.500% due 03/25/2027                                     15,000       14,524
   6.000% due 07/25/2029                                     10,400       10,085
Greenwich
   8.869% due 11/25/2024 (d)                                     54           54
Norwest Asset Securities Corp.
   6.250% due 12/25/2028                                     11,857        9,815
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                      6,449        5,871
Prudential Home Mortgage Securities
   7.756% due 11/25/2023 (d)                                    100          100
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                                      9,650        9,444
Residential Accredit Loans, Inc.
   7.050% due 01/25/2026                                      2,000        1,971
   7.250% due 01/25/2026                                      3,000        2,885
   6.500% due 12/25/2028                                     24,000       21,866
Resolution Trust Corp.
   8.835% due 12/25/2023                                      2,500        2,528
Structured Asset Mortgage Investments, Inc.
   6.585% due 06/25/2029 (d)                                  9,758        9,675
                                                                      ----------
                                                                         139,411
                                                                      ==========
Federal Home Loan Mortgage Corporation 0.1%
   6.750% due 10/01/2006                                         63           62
   7.166% due 12/01/2022 (d)                                    675          697
   8.000% due 02/01/2006-03/01/2028 (h)                         191          191
                                                                      ----------
                                                                             950
                                                                      ==========
Federal Housing Administration 3.0%
   7.400% due 11/01/2039                                      4,377        4,279
   7.430% due 11/25/2019-01/01/2023 (h)                      15,276       14,939
                                                                      ----------
                                                                          19,218
                                                                      ==========
Federal National Mortgage Association 0.8%
   6.000% due 08/25/2016                                        729          727
   6.029% due 02/01/2031 (d)                                     66           65
   6.102% due 08/01/2018 (d)                                     92           90
   6.200% due 04/25/2005                                        230          229
   7.500% due 02/01/2027                                      4,065        4,015
   8.250% due 07/01/2017                                         69           71
   8.500% due 02/01/2007                                        201          204
   9.000% due 07/01/2005-06/01/2025 (h)                          29           30
                                                                      ----------
                                                                           5,431
                                                                      ==========
Government National Mortgage Association 14.5%
   6.000% due 04/19/2030                                        650          595
   6.375% due 06/20/2022-01/20/2026 (d)(h)                    7,494        7,546
   6.500% due 09/15/2023-04/19/2030 (d)(h)                   43,834       41,457
   6.750% due 09/20/2023-08/20/2027 (d)(h)                    6,517        6,539
   7.000% due 04/19/2030                                     17,240       16,704
   7.125% due 10/20/2024-12/20/2026 (d)(h)                    6,858        6,934
   7.500% due 04/19/2030                                     11,400       11,298
   8.000% due 04/19/2030                                      2,150        2,174
   10.250% due 02/15/2017                                       622          658
   12.750% due 02/20/2015                                         4            5
                                                                      ----------
                                                                          93,910
                                                                      ==========
Mortgage-Backed Securities 0.4%
Government National Mortgage Association
   7.400% due 11/01/2039                                      2,633        2,599
                                                                      ----------
Other Mortgage-Backed Securities 2.3%
DLJ Mortgage Acceptance Corp.
   7.580% due 02/12/2006                                     13,600       13,614
Resolution Trust Corp.
   6.897% due 05/25/2029 (d)                                  1,204        1,190
                                                                      ----------
                                                                          14,804
                                                                      ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 04/15/2022                                      2,116          213
Resolution Trust Corp. (PO)
   0.000% due 09/25/2000                                        231          230
                                                                      ----------
                                                                             443
                                                                      ----------
Total Mortgage-Backed Securities                                         276,766
(Cost $283,860)                                                       ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 7.3%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
   6.525% due 08/25/2029 (d)                                 16,212       16,268
AM-FM, Inc.
   7.500% due 11/19/2001                                      1,250        1,245
   7.688% due 11/19/2001                                      1,250        1,245
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                        941          937
Green Tree Financial Corp.
   7.860% due 04/01/2031                                        600          614
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                      2,000        1,983
Nextel Communications
   9.090% due 03/31/2008                                      1,500        1,482
NPF XII, Inc.
   7.050% due 06/01/2003                                      3,000        2,968
PP&L Transition Bond Co. LLC
   6.410% due 12/26/2003                                      8,800        8,713
Public Service
   1.500% due 04/01/2001                                     11,500       11,486
                                                                      ----------
Total Asset-Backed Securities                                             46,941
(Cost $47,007)                                                        ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 4.4%
--------------------------------------------------------------------------------
Central Bank Philippines
   6.500% due 06/01/2008 (d)                                  1,445        1,387
Government of Brazil
   7.000% due 01/01/2001 (d)                                  4,231        4,216
   6.938% due 04/15/2006 (d)                                  4,700        4,265
Province of Quebec
   8.800% due 04/15/2003                                      1,000        1,042
Republic of Argentina
  11.786% due 04/10/2005 (d)                                    600          563
Republic of Bulgaria
   7.063% due 07/28/2024 (d)                                  2,250        1,809
Republic of Peru
   4.500% due 03/07/2017 (d)                                  4,750        3,165
Republic of Philippines
   9.875% due 01/15/2019                                      1,200        1,086
   9.500% due 10/21/2024                                      1,589        1,529
Republic of Poland
   3.500% due 10/27/2024 (d)                                  4,000        2,480
United Mexican States
   7.439% due 06/27/2002 (d)                                  5,000        4,929
  11.500% due 05/15/2026                                      1,400        1,731
United Mexican States Recovery Rights
   0.000% due 06/30/2003                                      5,768            0
                                                                      ----------
Total Sovereign Issues                                                    28,202
(Cost $28,075)                                                        ==========



                                  2000 Annual Report See accompanying notes   87

Total Return Fund III
March 31, 2000
                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 2.0%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
  10.000% due 03/15/2002 (j)                       N$        2,200   $    1,150
   5.500% due 04/15/2003 (j)                       N$        1,500          714
Halifax Group Euro Finance
   7.627% due 12/29/2049                           EC        9,700        9,403
International Bank for Reconstruction & Development
   7.250% due 05/27/2003 (j)                       N$          900          439
Province of Saskatchewan
  11.000% due 01/09/2001                           C$        2,000        1,429
                                                                     -----------
Total Foreign Currency-Denominated Issues (c)(e)                         13,135
(Cost $14,015)                                                       ===========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources
   7.250% due 01/02/2000                            $            0           24
                                                                     -----------
Total Convertible Bonds & Notes                                              24
(Cost $20)                                                           ===========

--------------------------------------------------------------------------------
PREFERRED STOCK 1.0%
--------------------------------------------------------------------------------

                                                            Shares
Hercules Trust VI
   8.625% due 12/29/2000 (d)                                 3,000        2,999
TCI Communications, Inc.
   9.720% due 12/31/2036                                   132,000        3,407
                                                                     -----------
Total Preferred Stock                                                     6,406
(Cost $6,676)                                                        ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.2%
--------------------------------------------------------------------------------

                                                         Principal
                                                            Amount
                                                            (000s)
Certificates of Deposit 0.8%
Commerzbank AG
   6.200% due 05/10/2000                            $        5,000        5,000
                                                                     -----------
Commercial Paper 4.4%
Federal Home Loan Mortgage Corp.
   5.990% due 05/23/2000                                     7,000        6,942
   6.020% due 06/15/2000                                       900          889
Xerox Credit Corp.
   6.090% due 06/06/2000                                    21,000       20,773
                                                                     -----------
                                                                         28,604
                                                                     ===========
Repurchase Agreement 0.8%
State Street Bank
   5.600% due 04/03/2000                                     5,263        5,263
   (Dated 03/31/2000. Collateralized by                              -----------
   Federal Home Loan Mortgage Corporation
   5.750% due 05/15/2001 valued at $5,372.
   Repurchase proceeds are $5,265.)

U.S. Treasury Bills (b) 0.2%
   5.488% due 04/27/2000 (b)                                 1,120        1,116
                                                                     -----------

Total Short-Term Instruments                                             39,983
(Cost $39,983)                                                       ===========

Total Investments (a) 130.4%                                         $  841,854
(Cost $851,006)

Written Options (c)(0.1%)                                                  (835)
(Premiums $558)

Other Assets and Liabilities (Net) (30.3%)                             (195,283)
                                                                     -----------

Net Assets 100.0%                                                    $  645,736
                                                                     ===========

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $851,343 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                 $    4,803
                                                                     -----------
Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                    (14,292)
                                                                     -----------

Unrealized depreciation-net                                          $   (9,489)
                                                                     ===========
(b) Securities with an aggregate market value of $3,456 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                          289      $     (128)
EuroBond 10 Year Note (06/2000)                             306            (834)
Government of Japan 10 Year Note (6/2000)                    10            (134)
U.S. Treasury 5 Year Note (6/2000)                          107             139
U.S. Treasury 10 Year Note (6/2000)                         750           2,111
U.S. Treasury 30 Year Bond (6/2000)                         157             632
United Kingdom 90 Day LIBOR Futures (09/2000)               200             151
                                                                     -----------
                                                                     $    1,937
                                                                     ===========

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                                   Principal
                                      Amount                         Unrealized
                                  Covered by    Settlement        Appreciation/
Type                 Currency       Contract         Month       (Depreciation)
--------------------------------------------------------------------------------
Buy                        C$          2,175       06/2000           $        7
Sell                                   4,435       06/2000                  (18)
Buy                        EC            940       04/2000                   (8)
Sell                       JY         42,000       05/2000                  (10)
                                                                     -----------
                                                                     $      (29)
                                                                     ===========

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Principal amount denoted in indicated currency:

           C$ - Canadian Dollar
           EC - Euro
           JY - Japanese Yen
           N$ - New Zealand Dollar

(f) Principal amount of the security is adjusted for inflation.

(g) Premiums received on written options:

                                                   # of
Type                                          Contracts     Premium       Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 98.00 Exp. 05/20/2000                    97    $     53  $      102
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 96.00 Exp. 05/20/2000                   228          63          14
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000             21,020,000          48          36
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 95.00 Exp. 05/20/2000                    44          18           7
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 98.00 Exp. 05/20/2000                    44          26          52
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                    16          12          14
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 100.00 Exp. 05/20/2000                   69          21          33
Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp. 12/18/2000                   292         317         577
                                                           ---------------------
                                                           $    558  $      835
                                                           =====================


88  PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i) Swap agreements outstanding at March 31, 2000:
                                                    Notional         Unrealized
Type                                                  Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                  JY  580,000       $       (167)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/08                                        377,000               (111)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                   $   20,000               (129)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                       24,200               (148)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                       10,200                (87)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          300                (16)

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                        5,000                  0

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                        6,000                  0

Receive fixed rate equal to 1.625% and the Fund will pay to the counterparty at par in the event of default of Northeast Utilities 8.380% due 03/01/2005.

Broker: Merrill Lynch
Exp. 03/21/2001                                       15,000                  0
                                                                   -------------
                                                                   $       (658)
                                                                   =============

                                      Fixed
                                       Rate          Notional        Unrealized
Type                                    (%)            Amount      Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed rate.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                      1.1500         $     300      $          1

Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                      0.9470             2,200                 6

Broker: Goldman Sachs
Exp. 08/14/2000                      0.8513            12,200                47
                                                                   -------------
                                                                   $         54
                                                                   =============
(j) Subject to financing transaction.




                                   2000 Annual Report See accompanying notes  89

Schedule of Investments
Moderate Duration Fund
March 31, 2000
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 32.8%
--------------------------------------------------------------------------------
Banking & Finance 11.8%
Bear Stearns Co, Inc.
   6.596% due 03/28/2003 (d)                                $ 2,900      $ 2,902
CIT Group, Inc.
   6.200% due 10/20/2000                                      1,800        1,793
   6.375% due 08/01/2002                                        850          830
Ford Motor Credit Corp.
   6.165% due 01/17/2002 (d)                                  5,000        4,984
   5.750% due 02/23/2004                                      2,000        1,885
General Motors Acceptance Corp.
   5.450% due 09/15/2003                                      1,000          941
Household Finance Corp.
   6.125% due 02/27/2003                                      3,000        2,874
Lehman Brothers Holdings, Inc.
   6.375% due 05/07/2002                                        600          585
   7.000% due 05/15/2003                                      2,000        1,961
NationsBank Corp.
   6.440% due 04/15/2003 (d)                                  5,000        5,033
PNC Bank Corp.
   5.863% due 06/01/2000 (d)                                  8,000        7,999
PSE&G Capital Corp.
   6.740% due 10/23/2001                                      1,100        1,094
Royal Bank of Scotland plc
   8.817% due 03/31/2049                                      3,600        3,674
Salomon, Inc.
   6.360% due 07/23/2001 (d)                                  1,000        1,005
Salomon, Smith Barney Holdings
   6.320% due 07/23/2002 (d)                                  2,000        1,998
Sears Roebuck Acceptance
   6.720% due 10/23/2002                                      3,000        2,956
Wells Fargo & Co.
   6.780% due 05/02/2005 (d)                                  3,200        3,200
                                                                         -------
                                                                          45,714
                                                                         =======
Industrials 8.7%
Amerco, Inc.
   6.890% due 10/15/2000                                      2,400        2,376
   7.230% due 01/21/2027                                        500          478
Cargill, Inc.
   6.166% due 01/14/2002 (d)                                  5,000        5,000
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                                  7,000        6,740
Gold Eagle
  11.453% due 04/16/2001                                      3,500        3,496
IBM Corp.
   6.375% due 06/15/2000                                      1,000          999
News America Holdings Corp.
   7.450% due 06/01/2000                                      3,000        2,999
Occidental Petroleum
   6.400% due 04/01/2003                                      2,600        2,478
Owens-Illinois, Inc.
   7.850% due 05/15/2004                                      6,000        5,767
Philip Morris Cos., Inc.
   7.250% due 09/15/2001                                        850          833
TCI Communications, Inc.
   6.855% due 09/11/2000 (d)                                  2,000        1,997
   6.790% due 04/03/2002 (d)                                    250          254
   7.550% due 09/02/2003                                        500          503
                                                                         -------
                                                                          33,920
                                                                         =======
Utilities 12.3%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                        276          274
   8.625% due 06/01/2007                                        690          691
Cable & Wireless Communications
   6.750% due 12/01/2008                                      5,000        5,021
Central Power & Light Co.
   6.710% due 11/23/2001 (d)                                 10,000       10,003
CMS Energy
   8.125% due 05/15/2002                                        750          739
Edison Mission Energy
   6.790% due 06/15/2001 (d)                                 10,000       10,001
Philadelphia Electric
   7.375% due 12/15/2001                                      3,000        2,988
System Energy Resources
   7.710% due 08/01/2001                                      2,900        2,899
Texas Utilities Co.
   6.791% due 06/25/2001                                     10,000        9,991
   7.105% due 09/24/2001                                      5,000        5,027
                                                                          47,634
                                                                         -------
Total Corporate Bonds & Notes                                            127,268
(Cost $128,378)                                                          =======

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.9%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                  5,000        5,000
   5.790% due 04/06/2006 (d)                                    850          797
   5.670% due 02/26/2009 (d)                                  1,000          901
   6.225% due 04/13/2009 (d)                                    400          368
Federal National Mortgage Assn.
   5.750% due 06/15/2005 (d)                                    250          236
   6.440% due 08/14/2007                                        300          289
   7.020% due 09/27/2007                                        400          384
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                  3,400        3,400
                                                                         -------
Total U.S. Government Agencies                                            11,375
(Cost $11,423)                                                           =======

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 5.8%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002                                      8,426        8,403
   3.375% due 01/15/2007                                      4,898        4,716
   3.625% due 01/15/2008                                      1,984        1,932
   3.875% due 01/15/2009                                        823          814
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                  2,435        2,424
   6.500% due 05/15/2005                                      1,000        1,007
   6.875% due 05/15/2006                                      1,000        1,028
U.S Treasury Bond Strip
   0.000% due 08/15/2005                                        500          356
U.S. Treasury Bonds
   8.750% due 08/15/2020                                      1,300        1,681
                                                                         -------
Total U.S. Treasury Obligations                                           22,361
(Cost $22,357)                                                           =======

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 35.0%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 12.6%
Chase Mortgage Finance Corp.
   6.203% due 04/25/2025 (d)                                  3,779        3,841
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                     10,980       10,744
Federal Home Loan Mortgage Corp.
   7.000% due 05/15/2004-06/15/2006 (g)                       2,199        2,175
   6.000% due 12/15/2008                                      5,084        4,906
   8.500% due 04/15/2025                                      2,275        2,377
   8.000% due 02/15/2027                                        445          449
   5.500% due 06/15/2003                                        280          270
   7.250% due 03/15/2007                                         80           80
   6.500% due 10/15/2007-10/15/2023                           5,624        5,412
Federal National Mortgage Assn.
   6.250% due 04/25/2007                                      1,000          987
   6.000% due 03/25/2009                                      1,432        1,280
   6.500% due 01/18/2019                                      2,400        2,381
   7.000% due 09/25/2021                                      3,094        3,043
General Electric Capital Mortgage
Services, Inc.
   6.000% due 02/25/2024                                        341          338
Government National Mortgage Assn.
   7.500% due 04/20/2027                                      2,487        2,418
Norwest Asset Securities Corp.
   7.000% due 01/25/2028                                          0            0

90  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
PNC Mortgage Securities Corp.
   6.500% due 12/25/2028                                   $  5,000     $  4,427
Residential Funding Mortgage Securities, Inc.
   6.982% due 06/25/2008                                      1,900        1,874
   7.000% due 05/25/2012                                      1,791        1,722
                                                                        --------
                                                                          48,724
                                                                        ========
Federal Home Loan Mortgage Corporation 0.0%
   7.750% due 08/01/2001                                          2            2
                                                                        --------

Federal Housing Administration 2.6%
   7.430% due 04/01/2022-06/01/2023                          10,062       10,029
                                                                        --------

Federal National Mortgage Association 9.1%
   5.933% due 05/01/2036 (d)                                      0            0
   6.000% due 05/01/2005-02/01/2014 (g)                         912          864
   6.023% due 09/01/2017-01/01/2027 (d)(g)                    1,163        1,135
   6.100% due 08/01/2018 (d)                                    302          295
   6.500% due 08/25/2021                                     28,509       27,398
   7.000% due 05/01/2012                                        500          492
   7.500% due 08/01/2017-01/01/2027 (g)                       2,276        2,255
   8.000% due 09/01/2026-10/01/2026 (g)                       2,576        2,593
                                                                        --------
                                                                          35,032
                                                                        ========
Government National Mortgage Association 10.7%
   6.000% due 04/19/2030                                      6,500        5,947
   6.375% due 03/20/2020-03/20/2028 (d)(g)                    9,490        9,499
   6.500% due 04/19/2030 (d)                                  8,970        8,461
   7.000% due 03/15/2029                                        687          667
   7.125% due 11/20/2017-11/20/2025 (d)(g)                      639          647
   7.500% due 12/15/2028-04/19/2030 (g)                       9,669        9,568
   8.000% due 05/15/2027-04/19/2030 (g)                       5,560        5,623
   9.000% due 06/15/2009                                      1,148        1,189
                                                                        --------
                                                                          41,601
                                                                        --------
Total Mortgage-Backed Securities                                         135,388
(Cost $137,993)                                                         ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.9%
--------------------------------------------------------------------------------

AES Corp.
   8.688% due 05/19/2001                                      1,000          999
AM-FM, Inc.
   7.500% due 11/19/2001                                        500          498
   7.688% due 11/19/2001                                        500          498
Amresco Residential Securities Mortgage
Loan Trust
   6.500% due 11/25/2015                                         25           25
Brazos Student Loan Finance Co.
   6.430% due 06/01/2023 (d)                                 10,000        9,898
Caterpillar Financial Asset Trust
   6.450% due 05/25/2003                                        615          615
Chase Credit Card Master Trust
   6.777% due 05/15/2007                                      4,395        4,363
Chase Manhattan Corp.
   7.000% due 04/25/2025                                        606          602
Green Tree Home Equity Loan Trust
   5.590% due 02/15/2013                                        895          893
Green Tree Home Improvement
   5.940% due 06/15/2029                                        482          482
Green Tree Recreational Equipment
   6.430% due 04/17/2006                                      2,000        1,983
IMC Home Equity Loan Trust
   6.661% due 03/25/2027 (d)                                     94           94
Kansas City Southern Bank Loan
   8.355% due 01/15/2001 (d)                                  1,000        1,000
LIBOR-Index Certificates
   6.500% due 12/16/2001 (d)                                    800          800
The Money Store Home Equity Trust
   6.040% due 08/15/2017                                      1,392        1,384
The Money Store Residential Trust
   6.215% due 02/15/2011                                      2,563        2,556
                                                                        --------
Total Asset-Backed Securities                                             26,690
(Cost $26,854)                                                          ========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 5.3%
--------------------------------------------------------------------------------

Commonwealth of Canada
   6.500% due 05/30/2000                                    $ 2,500     $  2,501
Hydro Quebec
   7.620% due 04/02/2001                                      1,000        1,005
   6.500% due 09/29/2049 (d)                                  5,000        4,334
Republic of Argentina
   11.786% due 04/10/2005 (d)                                 2,715        2,545
United Mexican States
   7.439% due 06/27/2002 (d)                                 10,000        9,858
                                                                        --------
Total Sovereign Issues                                                    20,243
(Cost $20,346)                                                          ========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 3.9%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                              EC      6,000        5,838
Commonwealth of New Zealand
   4.500% due 02/15/2016 (h)                          N$        800          390
Korea Development Bank
   6.342% due 05/06/2000 (d)                          BP      5,500        8,747
                                                                        --------
Total Foreign Currency-Denominated Issues                                 14,975
(Cost $15,471)                                                          ========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------

Utilities 0.0%
Alliant Energy Resources
   7.250% due 01/02/2000                                     $    0           33
                                                                        --------
Total Convertible Bonds & Notes                                               33
(Cost $27)                                                              ========

--------------------------------------------------------------------------------
PREFERRED SECURITY 1.1%
--------------------------------------------------------------------------------

                                                             Shares
DG Funding Trust
618.125% due 12/29/2049                                         410        4,116
                                                                        --------
Total Preferred Security                                                   4,116
(Cost $4,100)                                                           ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 9.4%
--------------------------------------------------------------------------------

                                                          Principal
                                                             Amount
                                                             (000s)
Certificates of Deposit 1.3%
Commerzbank AG
   6.200% due 05/10/2000                                     $5,000        5,000
                                                                        --------

Commercial Paper 6.8%
Conagra, Inc.
   6.150% due 05/08/2000                                      5,500        5,467
E.I. Du Pont de Nemours
   5.890% due 05/22/2000                                        900          893
Emerson Electric
   5.840% due 04/05/2000                                      1,000        1,000
Federal Home Loan Mortgage Corp.
   5.980% due 06/15/2000                                      7,000        6,910
General Motors Acceptance Corp.
   6.040% due 05/03/2000                                      4,500        4,477
Honeywell, Inc.
   5.830% due 04/10/2000                                        700          699
   6.000% due 04/26/2000                                      1,000          996
Motorola, Inc.
   6.090% due 06/30/2000                                      4,000        3,939
USAA Capital Corp.
   6.030% due 05/15/2000                                      2,000        1,986
                                                                        --------
                                                                          26,367
                                                                        ========
Repurchase Agreement 1.2%
State Street Bank
   5.600% due 04/03/2000                                      4,623        4,623
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Mortgage Corporation
   5.750% due 05/15/2001 valued at $4,718.
   Repurchase proceeds are $4,625.)
                                                                        --------
                                                                           4,623
                                                                        ========

                                   2000 Annual Report See accompanying notes  91

Moderate Duration Fund
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

U.S. Treasury Bills 0.1%
   5.658% due 04/27/2000 (b)                          $     534       $     533
                                                                      ---------

Total Short-Term Instruments                                             36,523
(Cost $36,529)                                                        =========

Total Investments (a) 103.1%                                          $ 398,972
(Cost $403,478)

Written Options (c) (0.1%)                                            $    (332)
(Premiums $250)

Other Assets and Liabilities (Net) (3.0%)                               (11,514)
                                                                      ---------


Net Assets 100.0%                                                     $ 387,126
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $ 403,479 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                                  $     839

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                     (5,346)
                                                                      ---------

Unrealized depreciation-net                                           $  (4,507)
                                                                      =========
(b) Securities with an aggregate market value of $2,956 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                         # of      Appreciation/
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------

Eurodollar March Futures (03/2001)                        158         $     (52)
EuroBond 10 Year Note (06/2000)                           108              (138)
Government of Japan 10 Year Note                            4               (51)
(06/2000)
U.S. Treasury 10 Year Note (06/2000)                      661             1,538
U.S. Treasury 30 Year Note (06/2000)                        1                 3
                                                                      ---------
                                                                      $   1,300
                                                                      =========

(c) Premiums received on written options:

                                                        # of
Type                                               Contracts   Premium     Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 100.00 Exp. 05/20/2000                         3   $     1    $    1

Call - CBOT U.S. Treasury Bond June
Futures
   Strike @ 98.00 Exp. 05/20/2000                          3         1         4

Put - CBOT U.S. Treasury Note June
Futures
   Strike @ 96.00 Exp. 05/20/2000                         19         5         1

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000                  15,970,000        37        27

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                        116        87       100

Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp. 12/18/2000                         39        38        77

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                         35        36        53

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001                         35        45        69
                                                               -----------------
                                                               $   250    $  332
                                                               =================

(d) Variable rate security. The rate listed is as of March 31, 2000

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                       Principal
                                          Amount                      Unrealized
                                      Covered by       Settlement  Appreciation/
Type                       Currency     Contract            Month (Depreciation)
--------------------------------------------------------------------------------
Sell                             EC         3,968         04/2000     $      32
Sell                             BP         5,805         04/2000          (103)
Sell                             N$           191         04/2000     $      (0)
                                                                      ---------
                                                                      $     (71)
                                                                      =========
(f) Principal amount denoted in indicated currency:

           BP - British Pound
           EC - Euro
           N$ - New Zealand Dollar

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2000:

                                                     Notional         Unrealized
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                    $      900        $     (46)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus
5.700%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-
Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                           100               (5)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-
Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                           400              (21)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.481%

Broker: Morgan Stanley
Exp. 02/11/2010                                         5,800              (75)

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                         5,000                0
                                                                     ---------
                                                                     $    (147)
                                                                     =========

92  PIMCO Funds See accompanying notes

Schedule of Investments
Low Duration Fund
March 31, 2000
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 58.7%
--------------------------------------------------------------------------------
Banking & Finance 31.0%
American General Finance
   6.875% due 12/14/2001                                   $ 25,000     $ 24,765
Aristar, Inc.
   7.375% due 09/01/2004                                     19,000       18,796
Associates Corp. of North America
   6.210% due 08/27/2001 (d)                                  1,000        1,000
   6.875% due 06/20/2002                                     20,000       19,711
   6.950% due 08/01/2002                                      1,000          990
AT&T Capital Corp.
   7.500% due 11/15/2000                                      6,200        6,218
   6.310% due 04/23/2002 (d)                                 10,000       10,028
Banc One Corp.
   7.250% due 08/01/2002                                        500          498
Banco Latinoamericano SA
   6.750% due 03/01/2001                                      1,300        1,284
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                      1,800        1,719
BankAmerica Corp.
   7.200% due 09/15/2002                                        100           99
   7.875% due 12/01/2002                                        100          101
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                      5,000        4,994
   6.740% due 06/28/2001 (d)                                  2,000        2,005
   6.510% due 12/16/2002 (d)                                 21,000       20,999
   6.125% due 02/01/2003                                      3,000        2,885
   6.596% due 03/28/2003 (d)                                  8,600        8,605
   6.200% due 03/30/2003                                      9,700        9,325
   6.521% due 06/01/2004 (d)                                  3,000        3,011
Beneficial Corp.
   6.110% due 01/09/2002 (d)                                 10,000       10,034
   6.650% due 09/12/2002                                      5,000        4,911
   6.575% due 12/16/2002                                      5,440        5,320
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                     10,000        9,724
   7.500% due 08/15/2004                                      1,000          989
Capital One Bank
   6.280% due 02/20/2001                                      6,500        6,444
   7.000% due 04/30/2001                                        300          299
Case Credit Corp.
   5.910% due 02/19/2001                                      4,000        3,949
   5.850% due 02/20/2001 (d)                                 63,000       62,161
   5.930% due 02/26/2001                                      5,000        4,935
   6.393% due 08/01/2001 (d)                                  4,750        4,743
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                                      1,000          975
Chase Manhattan Corp.
   5.560% due 10/13/2000 (d)                                  7,500        7,512
   5.500% due 02/15/2001                                      1,000          986
Chrysler Financial Co. LLC
   5.850% due 01/26/2001                                      5,000        4,955
   6.144% due 08/08/2002 (d)                                  8,000        8,007
CIT Group, Inc.
   6.200% due 10/20/2000                                     17,300       17,231
   5.875% due 06/18/2001                                     19,400       19,083
Credit Asset Receivable
   6.274% due 10/31/2003                                     37,439       36,592
Export-Import Bank Korea
   6.500% due 11/15/2006                                      6,700        6,385
Finova Capital Corp.
   6.450% due 06/01/2000                                     12,200       12,183
   6.270% due 09/29/2000                                      2,700        2,681
First Security Corp.
   7.701% due 06/01/2005 (d)                                  4,600        4,600
Ford Motor Credit Corp.
   6.341% due 03/19/2002 (d)                                 18,857       18,907
   6.300% due 07/16/2002 (d)                                    100          100
   6.520% due 08/12/2002                                     13,000       12,744
   6.330% due 03/17/2003 (d)                                  3,000        3,000
   6.125% due 04/28/2003                                     14,000       13,494
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                     15,000       14,987
   6.211% due 09/19/2001 (d)                                  5,000        5,009
   6.230% due 12/10/2001 (d)                                  7,400        7,396
   6.165% due 04/29/2002 (d)                                  2,000        2,001
   6.199% due 11/12/2002 (d)                                 17,400       17,367
   6.299% due 11/12/2002 (d)                                 63,520       63,605
   5.875% due 01/22/2003                                        500          480
   6.681% due 07/20/2003 (d)                                 14,934       14,920
   6.251% due 04/05/2004 (d)                                    700          698
Goldman Sachs Group
   6.200% due 12/15/2000                                      1,000          995
Great Western Financial
   8.600% due 02/01/2002                                      4,000        4,049
Heller Financial, Inc.
   6.435% due 08/08/2000                                      2,500        2,496
   6.300% due 04/28/2003 (d)                                 20,000       19,919
Hitachi Credit America
   6.100% due 04/24/2001                                     25,000       24,777
Household Finance Corp.
   6.490% due 04/09/2001                                     20,000       19,856
   6.125% due 07/15/2002                                     10,000        9,726
   7.625% due 01/15/2003                                     10,849       10,837
   6.125% due 02/27/2003                                      1,500        1,437
   6.506% due 06/24/2003 (d)                                  1,500        1,499
Industrial Bank of Korea
   8.375% due 09/30/2002                                      5,000        4,980
Key Bank NA
   6.052% due 04/24/2003                                     12,900       12,425
Korea Development Bank
   7.125% due 09/17/2001                                     11,900       11,767
   7.900% due 02/01/2002                                      1,300        1,296
   7.625% due 10/01/2002                                     18,500       18,244
   8.008% due 06/16/2003 (d)                                  3,500        3,430
   6.625% due 11/21/2003                                     20,300       19,251
   7.125% due 04/22/2004                                      1,800        1,729
   7.375% due 09/17/2004                                      1,200        1,161
Korean Export-Import Bank
   6.500% due 02/10/2002                                      7,200        6,987
   7.100% due 03/15/2007                                      3,200        3,160
Lehman Brothers Holdings, Inc.
   6.138% due 06/01/2001 (d)                                  1,500        1,500
   6.904% due 04/02/2002 (d)                                  2,000        2,012
   6.375% due 05/07/2002                                     28,345       27,667
   6.798% due 05/07/2002 (d)                                  5,000        5,018
   6.690% due 12/12/2002 (d)                                  1,500        1,504
   6.690% due 04/04/2003 (d)                                  7,900        8,016
   7.000% due 05/15/2003                                      3,600        3,531
Marsh & McLennan Co., Inc.
   6.625% due 06/15/2004                                      1,000          967
MBNA America Bank NA
   6.000% due 12/26/2000                                      5,000        4,952
   6.875% due 07/15/2004                                      1,900        1,837
Mercury Finance Co.
   10.000% due 03/23/2001                                     4,400        4,268
Merrill Lynch & Co.
   6.250% due 07/25/2000                                      2,150        2,149
   6.298% due 09/25/2000 (d)                                  2,100        2,102
   6.234% due 09/30/2000 (d)                                  8,558        8,553
   6.000% due 01/15/2001                                      1,336        1,324
   6.710% due 11/26/2001 (d)                                115,000      114,969
   6.140% due 01/15/2002 (d)                                  5,000        4,954
   6.508% due 02/08/2002 (d)                                 25,000       25,065
   6.300% due 02/04/2003 (d)                                 23,000       22,701
   6.130% due 04/07/2003                                      7,770        7,491
Mexico Credit Link
   11.384% due 02/22/2002 (d)                                 5,000        5,035
Morgan Stanley, Dean Witter, Discover and
Co.
   6.328% due 03/11/2003 (d)                                  5,000        4,985
PNC Bank Corp.
   6.224% due 01/24/2002 (d)                                 20,000       19,981
Popular North American, Inc.
   6.875% due 06/15/2001                                      5,000        4,950
   7.375% due 09/15/2001                                     20,000       19,884

                                   2000 Annual Report See accompanying notes  93

Low Duration Fund
March 31, 2000
                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Popular, Inc.
   6.200% due 04/30/2001                                 $    1,000   $      984
Prudential Funding Corp.
   6.240% due 10/02/2000 (d)                                  5,000        5,008
Rothmans Holdings
   6.500% due 05/06/2003                                     14,000       13,327
Salomon, Inc.
   7.500% due 02/01/2003                                      3,000        3,001
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)(h)                               1,064        1,045
   6.279% due 05/14/2002 (d)                                 25,150       25,113
   6.320% due 07/23/2002 (d)                                  5,100        5,094
Security Pacific Corp.
   11.500% due 11/15/2000                                     3,850        3,953
Seismic Ltd.
   10.790% due 01/01/2002 (d)                                10,000       10,000
SGE Associates
   8.070% due 07/20/2000                                      3,249        3,250
Spieker Properties
   6.650% due 12/15/2000                                      5,070        5,028
   6.800% due 05/01/2004                                      2,000        1,895
Toyota Motor Credit Corp.
   5.707% due 02/15/2002                                     11,600       11,299
Transamerica Finance Corp.
   6.125% due 11/01/2001                                      5,000        4,895
   5.920% due 03/29/2002                                     52,050       50,423
Travelers Group, Inc.
   7.250% due 05/01/2001                                      3,700        3,700
   7.300% due 05/15/2002                                     15,000       14,964
Wachovia Corp.
   6.805% due 05/02/2005 (d)                                  8,000        8,000
Wells Fargo Co.
   6.750% due 05/12/2000                                      1,000        1,000
   6.780% due 05/02/2005 (d)                                 32,700       32,700
                                                                      ----------
                                                                       1,236,555
                                                                      ==========
Industrials 14.2%
Allied Waste North America, Inc.
   7.375% due 01/01/2004                                      5,000        4,300
AMR Corp.
   9.910% due 03/01/2001                                      2,500        2,555
   9.440% due 05/15/2001                                      5,000        5,094
   9.125% due 10/24/2001                                      1,000        1,019
Boise Cascade Co.
   9.850% due 06/15/2002                                      3,000        3,081
Burlington North Santa Fe
   6.050% due 03/15/2001                                      2,000        1,972
Case Credit Corp.
   6.318% due 05/05/2000 (d)                                 17,750       17,752
Century Communications Corp.
   0.000% due 03/15/2003                                      5,250        3,859
Coastal Corp.
   6.569% due 03/06/2002 (d)                                 32,200       32,200
Container Corp. of America
   11.250% due 05/01/2004                                     7,500        7,650
Crown Cork & Seal
   7.125% due 09/01/2002                                     33,000       32,159
CSX Corp.
   9.500% due 08/01/2000                                        380          382
Delta Air Lines, Inc.
   9.875% due 05/15/2000                                      4,100        4,110
   9.800% due 12/16/2000                                        250          252
   8.500% due 09/15/2001                                        205          207
Dillards, Inc.
   6.080% due 08/01/2000                                      5,000        4,962
Eastman Chemical Co.
   6.375% due 01/15/2004                                        250          237
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                      3,000        2,859
EZ Communication, Inc.
   9.750% due 12/01/2005                                      5,000        5,305
Federal-Mogul Corp.
   7.500% due 07/01/2004                                     28,600       24,828
Ford Motor Co.
   9.000% due 09/15/2001                                        500          511
Fred Meyer, Inc.
   7.150% due 03/01/2003                                     13,500       13,209
Global Crossing Ltd.
   6.000% due 10/15/2003                                      5,000        4,634
Gold Eagle
   9.003% due 04/16/2001                                     20,000       19,976
Grupo Televisa SA
   13.250% due 05/15/2008 (i)                                 5,850        5,777
Hertz Corp.
   6.625% due 07/15/2000                                        100          100
HMH Properties, Inc.
   7.875% due 08/01/2005                                      5,000        4,419
Houghton Mifflin Co.
   6.501% due 12/01/2000 (d)                                 18,000       17,992
IBM Corp.
   6.375% due 06/15/2000                                        100          100
IMEXSA Export Trust
   10.125% due 05/31/2003                                     8,286        8,086
International Paper Co.
   6.875% due 07/10/2000                                      6,000        5,988
ISP Holdings, Inc.
   9.750% due 02/15/2002                                      3,000        2,858
J Seagram & Sons
   6.250% due 12/15/2001                                     52,000       50,750
Levi Strauss & Co.
   6.800% due 11/01/2003                                      2,500        1,650
Lockheed Martin Corp.
   6.850% due 05/15/2001                                      5,300        5,232
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                                 21,000       20,700
   6.700% due 06/15/2002                                     21,100       20,590
NL Industries, Inc.
   11.750% due 10/15/2003                                     3,000        3,109
Noranda, Inc.
   6.820% due 08/18/2000 (d)                                  1,000        1,002
Norfolk Southern Corp.
   6.700% due 05/01/2000                                      2,500        2,499
Occidental Petroleum
   6.400% due 04/01/2003                                     15,945       15,200
Owens-Illinois, Inc.
   7.850% due 05/15/2004                                     15,000       14,416
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                                 15,173       14,984
   9.375% due 12/02/2008                                      5,500        5,651
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                      7,000        7,060
   7.500% due 01/15/2002                                        200          196
   7.250% due 01/15/2003                                      4,050        3,894
R & B Falcon Corp.
   6.500% due 04/15/2003                                     11,000        9,955
Rollins Truck Leasing Co.
   8.000% due 02/15/2003                                      3,000        3,036
Starwood Hotel & Resorts
   6.750% due 11/15/2005                                      2,000        1,793
Stone Container Corp.
   10.750% due 10/01/2002                                    11,080       11,232
   9.500% due 10/01/2003                                      2,363        2,362
Supervalu, Inc.
   9.750% due 06/15/2004                                     10,500       11,025
TCI Communications, Inc.
   6.850% due 03/11/2003 (d)                                  3,000        3,066
Tenet Healthcare Corp.
   7.875% due 01/15/2003                                      4,300        4,139
   8.625% due 12/01/2003                                      9,700        9,510
Time Warner, Inc.
   7.975% due 08/15/2004                                      1,200        1,223
   8.110% due 08/15/2006                                      2,400        2,465
Union Oil Co. of California
   9.100% due 08/15/2001                                      3,350        3,431
Union Pacific Corp.
   7.000% due 06/15/2000                                      1,000          999
Waste Management, Inc.
   6.500% due 05/14/2004                                     45,000       40,257

94  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
Whitman Corp.
   6.250% due 05/01/2000                          $     3,000      $     3,000
   6.000% due 05/01/2004                                6,500            6,161
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                6,200            6,200
Xerox Corp.
   5.875% due 06/01/2000                                3,000            2,995
Yorkshire Power
   6.154% due 02/25/2003                               40,000           38,136
                                                                   -------------
                                                                       566,351
                                                                   =============
Utilities 13.5%
Arkansas Power & Light
   6.000% due 10/01/2003                                  450              427
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                3,410            3,385
Burlington Resources
   9.625% due 06/15/2000                               13,900           13,957
Calpine Corp.
   9.250% due 02/01/2004                                2,960            2,982
   7.625% due 04/15/2006                                6,000            5,674
Cinergy Corp.
   6.125% due 04/15/2004                               13,000           12,228
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                                2,075            2,109
   7.850% due 07/30/2002                                3,500            3,496
   9.500% due 05/15/2005                                2,000            2,031
CMS Energy
   8.125% due 05/15/2002                                2,700            2,662
   7.625% due 11/15/2004                               14,500           13,472
Connecticut Light & Power Co.
   7.875% due 06/01/2001                                  500              500
   7.750% due 06/01/2002                               21,500           21,456
   8.590% due 06/05/2003                               10,000            9,677
Conoco, Inc.
   5.900% due 04/15/2004                                3,100            2,951
Cox Enterprises, Inc.
   6.625% due 06/14/2002                                3,000            2,923
Entergy Mississippi
   7.750% due 02/15/2003                               35,000           35,067
Flag Ltd.
   8.250% due 01/30/2008                                2,000            1,750
Hughes Electric
   7.451% due 10/23/2000                               28,500           28,474
Illinois Power Co.
   6.250% due 07/15/2002                               10,000            9,717
   6.000% due 09/15/2003                               12,500           11,869
Louisiana Power & Light Co.
   7.740% due 07/01/2002                                3,308            3,290
MCI Worldcom, Inc.
   6.270% due 08/17/2000 (d)                          100,000          100,017
   8.875% due 01/15/2006                               45,170           47,068
New Century Energies, Inc.
   5.860% due 05/30/2000                               12,100           12,075
Niagara Mohawk Power
   7.000% due 10/01/2000                               20,717           20,678
   7.125% due 07/01/2001                                1,512            1,492
   7.250% due 10/01/2002                               16,634           16,432
Noram Energy
   7.500% due 08/01/2000                               12,300           12,309
North Atlantic Energy
   9.050% due 06/01/2002                                4,066            4,029
Occidental Petroleum
   6.240% due 11/24/2000                                5,000            4,954
Ohio Edison
   6.375% due 04/01/2000                                1,900            1,900
Public Service Enterprise Group, Inc.
   6.330% due 11/22/2000 (d)                           10,000           10,000
Southwestern Bell Communication Capital Corp.
   6.125% due 03/12/2001                                2,000            1,983
Texas New Mexico Power
   9.250% due 09/15/2000                                1,599            1,609
Texas Utilities Co.
   6.735% due 04/20/2000 (d)                           10,000           10,005
   5.940% due 10/15/2001                               13,155           12,897
   6.750% due 04/01/2003                                3,875            3,796
   6.875% due 08/01/2005                                2,000            1,948
U.S. West Communications, Inc.
   5.650% due 11/01/2004                                9,250            8,618
United Illuminating Co.
   6.000% due 12/15/2003                               13,000           12,133
Western Massachusetts Electric
   7.375% due 07/01/2001                                5,250            5,225
   7.750% due 12/01/2002                               10,300           10,392
Western Resources, Inc.
   6.250% due 08/15/2003                                5,450            4,692
WorldCom, Inc.
   6.125% due 08/15/2001                               45,000           44,443
                                                                   -------------
                                                                       538,792
                                                                   -------------
Total Corporate Bonds & Notes                                        2,341,698
                                                                   =============
(Cost $2,376,563)

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------

New York 0.3%
New York City Refunding Bonds, Series 1998 B
   5.900% due 08/01/2000                               13,000           12,952
                                                                   -------------
Total Municipal Bonds & Notes                                           12,952
                                                                   =============
(Cost $12,999)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.3%
--------------------------------------------------------------------------------

Small Business Administration
   7.000% due 01/25/2013 (d)                              261              263
   7.250% due 02/25/2014 (d)                              813              848
Student Loan Marketing Assn
   5.129% due 06/30/2000 (d)                           46,000           45,994
   5.909% due 04/25/2006 (d)                            9,146            9,112
   6.565% due 04/25/2007 (d)                           34,828           34,657
                                                                   -------------
Total U.S. Government Agencies                                          90,874
                                                                   =============
(Cost $91,013)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 11.0%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (h)(j)
   3.625% due 07/15/2002                              147,248          146,834
   3.375% due 01/15/2007                               37,052           35,674
   3.625% due 01/15/2008                              120,599          117,433
   3.875% due 01/15/2009                               96,584           95,587
   4.250% due 01/15/2010                               30,079           30,680
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                           11,575           11,524
                                                                   -------------
Total U.S. Treasury Obligations                                        437,732
                                                                   =============
(Cost $436,866)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 29.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 11.0%
Cendant Mortgage Corp.
   6.500% due 09/18/2029                                  572              563
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                  190              191
   6.900% due 09/19/2006                                  135              131
Chase Mortgage Finance Corp.
   10.000% due 11/25/2009                                 199              201
   6.500% due 06/25/2013                                6,952            6,771
   6.203% due 04/25/2025 (d)                            3,779            3,841
   6.750% due 07/25/2028                               11,250           10,595
   6.350% due 07/25/2029                                5,000            4,887
CMC Securities Corp. IV
   7.250% due 10/25/2027                               12,141           11,806
Collateralized Mortgage Obligation Trust
   6.375% due 01/20/2003 (d)                                6                6
Commercial Mortgage Acceptance Corp.
   6.790% due 08/15/2008                                1,249            1,214
Commercial Trust
   6.670% due 12/15/2003                                4,313            4,067

                                       2000 Annual Report See accompanying notes

Low Duration Fund
March 31, 2000
                                                  Principal
                                                     Amount             Value
                                                     (000s)            (000s)
--------------------------------------------------------------------------------
Countrywide Funding Corp.
   5.875% due 01/25/2035 (d)                     $    3,496        $    3,467
Countrywide Home Loans
   6.250% due 07/25/2009                                822               816
   6.900% due 12/25/2027                             18,168            17,531
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                              8,509             8,326
CS First Boston Mortgage Securities Corp.
   6.400% due 02/17/2004                                143               140
   6.520% due 07/17/2007                                145               139
Dime Savings
   6.689% due 11/01/2018 (d)                          1,685             1,527
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                777               851
   8.154% due 05/25/2024 (d)                          1,159             1,183
   6.375% due 06/25/2026 (d)                         11,419            11,067
   6.850% due 12/17/2027                                165               163
Enterprise Mortgage Acceptance Co.
   6.110% due 07/15/2003                                120               117
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                              2,296             2,275
   6.500% due 08/15/2006                              3,000             2,982
  10.000% due 09/15/2009                                  3                 3
   6.500% due 08/15/2011                             19,609            18,982
   6.375% due 08/15/2011                              1,231             1,229
   12.500% due 09/30/2013                               544               565
   6.250% due 07/15/2014                                471               470
  10.000% due 07/15/2019                                257               268
   9.000% due 11/15/2019                                620               626
  10.000% due 05/15/2020                                180               188
   7.500% due 12/15/2020                              1,219             1,220
   9.000% due 12/15/2020                              3,131             3,225
   9.500% due 01/15/2021                              1,064             1,101
   8.000% due 04/15/2021                              1,225             1,240
   9.000% due 05/15/2021                                214               220
   7.500% due 01/20/2024                              5,983             5,977
Federal Home Loan Mortgage Corporation
   9.500% due 03/01/2010                                 30                31
   9.500% due 08/01/2016                                  7                 7
  10.000% due 11/01/2016                                 21                22
   9.500% due 06/01/2019                                 20                22
   9.500% due 07/01/2020                                 10                10
   9.500% due 08/01/2020                                 32                34
   9.500% due 09/01/2021                                 37                39
Federal National Mortgage Assn.
   8.950% due 05/25/2003                                 32                32
   9.400% due 07/25/2003                                 59                60
   9.000% due 07/25/2003                                248               251
   6.875% due 06/25/2009                              1,603             1,591
   7.000% due 09/25/2016                             10,368            10,174
   8.750% due 05/25/2019                                 33                33
   9.500% due 03/25/2020                              3,502             3,784
   9.500% due 05/25/2020                              1,450             1,510
   9.000% due 03/25/2021                              3,599             3,680
   9.000% due 04/25/2021                                122               126
   8.000% due 03/25/2022                                 38                38
   5.000% due 01/25/2024                                113               111
   8.500% due 04/01/2025                              3,146             3,210
   6.502% due 02/01/2028 (d)                          7,231             7,511
First Plus Home Loan Trust
   6.060% due 09/10/2011                                411               410
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                              3,041             2,995
   6.500% due 02/25/2024                                  4                 4
German American Capital Corp.
   7.000% due 08/12/2010                              6,800             6,666
Glendale Federal Savings & Loan
   7.399% due 03/25/2030 (d)                          1,169             1,177
Greenwich
   8.869% due 11/25/2024 (d)                            302               303
Independent National Mortgage Corp.
   8.432% due 11/25/2024 (d)                            521               525
J.P. Morgan Commercial Mortgage Finance Corp.
   7.069% due 09/15/2029                                185               182
   6.373% due 01/15/2030                                129               125
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                129               125
Lehman Large Loan
   6.790% due 06/12/2004                                160               158
Mellon Residential Funding Corp.
   6.400% due 06/26/2028                              2,661             2,534
   6.580% due 07/25/2029                             17,411            17,228
Morgan Stanley Capital
   6.860% due 07/15/2005                                130               127
   7.227% due 01/16/2006                                230               230
   7.460% due 02/15/2020                              8,100             8,105
   6.220% due 06/03/2030                                216               208
Mortgage Capital Funding, Inc.
   6.325% due 10/18/2007                             22,202            21,306
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                872               867
Norwest Asset Securities Corp.
   6.500% due 01/25/2029                              6,000             5,627
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                              8,508             8,441
   6.750% due 05/25/2028                              5,241             5,117
Prudential Bache
   6.151% due 09/01/2018 (d)                             24                23
   8.400% due 03/20/2021                              3,726             3,761
Prudential Home Mortgage Securities
   7.500% due 10/25/2007                                878               873
   7.000% due 01/25/2008                             10,000             9,787
   6.750% due 11/25/2008                              4,941             4,679
   7.000% due 06/25/2023                              3,014             2,968
   6.050% due 04/25/2024                                159               157
   6.000% due 05/25/2024                                  9                 9
Resecuritization Mortgage Trust
   6.069% due 04/26/2021 (d)                         12,290            11,952
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                             26,470            24,889
   7.000% due 07/25/2029                                585               565
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                478               456
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                                646               643
   6.500% due 04/25/2009                                 33                32
   5.532% due 07/01/2019 (d)                            837               799
   7.100% due 07/25/2027                              4,220             4,174
   7.000% due 10/25/2027                             10,000             9,331
   7.250% due 10/25/2027                              9,153            18,991
   6.250% due 11/25/2028                              6,000             5,354
Resolution Trust Corp.
   6.059% due 10/25/2021                                481               446
   8.625% due 10/25/2021                             11,603            11,561
   6.946% due 10/25/2021 (d)                             88                87
   6.900% due 02/25/2027                              3,821             3,481
   9.000% due 09/25/2028                                149               150
   7.290% due 10/25/2028 (d)                             96                96
Ryland Acceptance Corp.
   8.000% due 03/01/2018                              2,041             2,016
Ryland Mortgage Securities Corp.
   6.668% due 11/25/2021                              1,034             1,015
Salomon Brothers Mortgage Securities
   6.988% due 12/25/2017 (d)                          1,653             1,647
   8.354% due 03/25/2024 (d)                          1,227             1,258
Securitized Asset Sales, Inc.
   6.750% due 08/25/2025                                106               106
Shearson Lehman
   9.600% due 03/25/2021                                310               309
Structured Asset Mortgage Investments, Inc.
   6.905% due 06/25/2028 (d)                          6,859             6,598
   6.585% due 06/25/2029 (d)                         31,842            31,570
   9.040% due 06/25/2029                              8,885             9,162
   6.750% due 05/02/2030                              4,822             4,672
TMA Mortgage Funding Trust
   6.259% due 01/25/2029                             13,351            13,351
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                              6,000             5,887
                                                                   ------------
                                                                      437,762
                                                                   ============

96  PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 1.5%
   4.750% due 06/01/2001                            $        5      $        5
   5.750% due 01/15/2008                                 5,255           5,172
   6.000% due 09/01/2006-03/01/2017 (d)(g)              10,257           9,848
   6.500% due 02/01/2005-10/01/2028 (g)                  1,375           1,348
   6.750% due 06/15/2019                                 5,650           5,622
   6.783% due 02/01/2020 (d)                             2,319           2,367
   6.878% due 07/01/2018 (d)                               287             293
   6.882% due 10/01/2027 (d)                             1,221           1,213
   7.000% due 01/01/2017 (d)                                46              46
   7.166% due 12/01/2022 (d)                               675             697
   7.324% due 10/01/2023 (d)                             1,186           1,219
   7.336% due 09/01/2023 (d)                               262             270
   7.342% due 06/01/2024 (d)                               715             738
   7.375% due 11/01/2022 (d)                             1,684           1,721
   7.439% due 11/01/2023 (d)                               685             704
   7.498% due 01/01/2024 (d)                             2,151           2,208
   7.500% due 09/01/2006                                    85              84
   7.818% due 01/01/2024 (d)                               974           1,003
   7.842% due 03/01/2024 (d)                                75              77
   8.000% due 07/01/2006-12/01/2024 (g)                  5,406           5,440
   8.250% due 10/01/2007-11/01/2007 (g)                     28              28
   8.500% due 07/01/2001-11/01/2025 (g)                 13,625          13,921
   8.750% due 02/01/2001-04/01/2002 (g)                     28              28
   9.000% due 05/01/2002-08/01/2022                      3,353           3,458
   9.250% due 07/01/2001                                     2               2
   9.500% due 03/01/2001-02/01/2025 (g)                    282             293
   9.750% due 03/01/2001-11/01/2008 (g)                    672             693
  10.000% due 04/01/2001-10/01/2019 (g)                     92              98
  10.500% due 07/01/2000-02/01/2016 (g)                     43              44
  10.750% due 10/01/2000-08/01/2011 (g)                    353             379
  11.500% due 10/01/2015-01/01/2016 (g)                     47              51
  11.750% due 11/01/2010-08/01/2015 (g)                     13              14
  12.000% due 09/01/2013                                     2               2
  14.000% due 09/01/2012-04/01/2016 (g)                     11              13
  14.500% due 12/01/2010                                     3               4
  15.000% due 08/01/2011-12/01/2011 (g)                      4               4
  15.500% due 11/01/2011                                     0               1
  16.000% due 04/01/2012                                     0               0
                                                                    ------------
                                                                        59,108
                                                                    ============
   Federal Housing Administration 1.1%
   6.950% due 04/01/2014                                 2,121           1,889
   7.400% due 02/01/2019                                    94              93
   7.421% due 11/01/2019                                   529             528
   7.430% due 10/01/2019-07/01/2024 (g)                 42,344          42,091
                                                                    ------------
                                                                        44,601
                                                                    ============
Federal National Mortgage Association 1.1%
   6.000% due 05/01/2011-12/25/2020 (g)                    238             231
   6.055% due 04/01/2018 (d)                             6,560           6,322
   6.115% due 01/01/2021 (d)                               432             433
   6.314% due 09/01/2006                                19,729          18,750
   6.500% due 06/01/2008                                    15              14
   6.573% due 11/01/2017 (d)                               349             351
   6.725% due 04/25/2022 (d)                               208             208
   7.000% due 04/01/2002-05/01/2012 (g)                    352             345
   7.001% due 11/01/2018 (d)                               159             161
   7.091% due 07/01/2017 (d)                               556             570
   7.376% due 04/01/2024 (d)                             2,231           2,290
   7.805% due 01/01/2024 (d)                             2,339           2,382
   7.896% due 01/01/2024 (d)                                49              50
   8.000% due 03/01/2004                                    75              75
   8.004% due 10/01/2024 (d)                             4,128           4,319
   8.146% due 07/01/2023 (d)                             1,493           1,550
   8.500% due 03/01/2008-01/01/2026 (g)                    730             746
   9.000% due 01/01/2025                                     4               4
   9.500% due 07/01/2024-11/01/2025 (g)                  4,144           4,363
  10.000% due 02/01/2004-01/01/2025 (g)                  1,302           1,369
  10.500% due 06/01/2005-12/01/2024 (g)                    222             233
  11.000% due 09/01/2000-11/01/2020 (g)                     55              60
  11.250% due 12/01/2010-10/01/2015 (g)                    150             163
  11.500% due 12/01/2008-02/01/2020 (g)                     74              81
  11.750% due 02/01/2016                                    37              40
  12.000% due 01/01/2015-10/01/2015 (g)                      6               6
  12.750% due 03/01/2014                                    26              29
  13.000% due 07/01/2015                                     8               9
  13.250% due 09/01/2011                                    15              17
  13.500% due 04/01/2014                                     3               4
  14.500% due 08/01/2014                                    40              45
  15.500% due 10/01/2012-12/01/2012 (g)                     61              70
  15.750% due 12/01/2011                                    29              34
  16.000% due 09/01/2012-12/01/2012 (g)                     13              16
                                                                    ------------
                                                                        45,340
                                                                    ============
Government National Mortgage Association 13.8%
   6.375% due 04/20/2016-06/20/2027 (d)(g)              47,594          47,981
   6.500% due 05/15/2023-10/15/2023 (d)(g)                 567             540
   6.750% due 08/20/2022-07/20/2027 (d)(g)              84,570          84,980
   7.000% due 03/15/2011-04/19/2030 (g)                  8,828           8,586
   7.125% due 10/20/2023-12/20/2027 (d)(g)              60,783          61,608
   7.500% due 02/15/2022-05/22/2030 (g)                 93,291          92,587
   8.000% due 07/15/2004-04/19/2030 (g)                250,617         253,675
   8.500% due 04/15/2022-03/20/2027 (g)                  1,108           1,133
   9.000% due 03/15/2017                                    14              15
   9.500% due 10/15/2016-06/15/2025 (g)                    125             132
   9.750% due 07/15/2013-02/15/2020 (g)                    697             732
  10.000% due 10/15/2013-11/15/2025 (g)                    149             158
  10.500% due 11/15/2019-02/15/2021 (g)                     18              20
  11.000% due 09/15/2010                                     9              10
  11.250% due 10/15/2000                                     1               1
  11.500% due 08/15/2018                                    41              45
  11.750% due 08/15/2013-08/15/2015 (g)                     56              62
  12.000% due 06/20/2015                                    11              13
  12.250% due 01/15/2014-03/15/2014 (g)                    101             112
  13.000% due 10/15/2013                                     6               7
  13.500% due 05/15/2011-11/15/2012 (g)                     24              27
  16.000% due 12/15/2011-04/15/2012 (g)                     34              41
                                                                    ------------
                                                                       552,465
                                                                    ============
Mortgage-Backed Securities 0.5%
Government National Mortgage Association
   7.000% due 12/20/2022                                18,800          18,685
                                                                    ------------

Other Mortgage-Backed Securities 0.4%
First Boston Mortgage Securities Corp.
   8.300% due 08/20/2009                                    41              41
Glendale Federal Savings & Loan
  11.000% due 03/01/2010                                    16              17
Home Savings of America
   5.722% due 05/25/2027 (d)                             1,302           1,236
Imperial Savings & Loan
   8.847% due 07/25/2017 (d)                                35              35
   9.900% due 02/25/2018                                   403              410
Resolution Trust Corp.
   6.352% due 05/25/2019 (d)                             3,478            3,467
   6.860% due 08/25/2019 (d)                             3,247            3,248
  10.285% due 08/25/2021 (d)                               466              464
   5.746% due 10/25/2028 (d)                             1,958            1,969
   6.944% due 05/25/2029 (d)                             2,330            2,303
Salomon Brothers Mortgage Securities
  11.500% due 09/01/2015                                   418              419
   7.688% due 12/25/2017 (d)                               156              155
Sears Mortgage
  12.000% due 02/25/2014                                    74               74
   7.431% due 10/25/2022 (d)                             2,050            2,073
Western Federal Savings & Loan
   6.523% due 11/25/2018 (d)                                 5                5
                                                                    ------------
                                                                         15,916
                                                                    ============

                                   2000 Annual Report See accompanying notes  97

Low Duration Fund
March 31, 2000
                                                    Principal
                                                       Amount            Value
                                                       (000s)           (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
   6.000% due 02/15/2006                        $        705      $         19
   9.982% due 07/15/2006                                  12                89
  10.195% due 08/15/2006                                   6                45
  11.944% due 12/15/2006                                  13               117
   6.000% due 10/15/2007                                 702                29
   6.000% due 02/15/2008                               2,392               113
   7.000% due 08/15/2018                               6,948               599
   7.000% due 04/15/2019                                 790                23
   6.500% due 05/15/2019                               5,640               368
   6.500% due 06/15/2019                               3,629               195
  10.496% due 04/15/2021                                  15               213
   6.500% due 04/15/2022                               3,506               352
   7.000% due 05/15/2023                                 393                52
   4.000% due 01/15/2024                              20,919             4,454
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                 287                 2
   7.272% due 09/25/2006                                  45               318
   6.000% due 02/25/2008                               3,184               173
 256.000% due 11/01/2008                                  25               132
   6.500% due 03/25/2009 (d)                          25,455             1,062
   6.503% due 07/25/2017                               2,355             2,295
   7.500% due 03/25/2019                               2,521               234
   6.500% due 05/25/2019                              10,000               904
   6.500% due 04/25/2020                               9,414               583
   7.000% due 05/25/2021                               5,323               431
   8.598% due 02/25/2022                                  23               355
   6.500% due 03/25/2023                               4,212               465
   4.875% due 03/25/2024 (d)                           7,047               278
Federal National Mortgage Association (PO)
   0.000% due 09/25/2022                                  30                25
Prudential Home Mortgage Securities (IO)
   0.300% due 04/25/2009 (d)                          54,383               353
Resolution Trust Corp. (PO)
   0.000% due 09/25/2000                                 231               230
                                                                  --------------
                                                                        14,508
                                                                  --------------
Total Mortgage-Backed Securities                                     1,188,385
                                                                  ==============
(Cost $1,202,752)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.6%
--------------------------------------------------------------------------------

Allied Waste Industries, Inc.
   8.938% due 07/30/2006                               4,909             4,457
Allied Waste North America, Inc.
   8.938% due 07/30/2006 (d)                           8,727             7,923
   9.125% due 07/30/2007 (d)                          12,545            11,389
   9.188% due 07/30/2007 (d)                           3,818             3,466
Amresco Residential Securities Mortgage Loan Trust
   6.315% due 07/25/2027 (d)                           2,593             2,591
AT&T Universal Card Master Trust
   5.950% due 10/17/2002                               4,000             3,986
Bay View Financial Revolving
   7.179% due 08/25/2029 (d)                           6,900             6,785
Bombardier Capital Mortgage
   6.605% due 09/15/2010                              10,330            10,261
Capital Asset Research Funding LP
   6.400% due 12/15/2004                                  79                77
Citicorp Mortgage Securities, Inc.
   6.750% due 05/25/2028                               6,266             5,833
CMC Securities Corp. IV
   7.250% due 11/25/2027                               8,789             8,522
Columbia/HCA Healthcare
   6.125% due 12/15/2000                                 200               197
Community Program Loan Trust
   4.500% due 10/01/2018                              16,692            14,814
Duck Auto Grantor Trust
   5.650% due 03/15/2004                              10,092             9,938
Empire Funding Home Loan Owner Trust
   6.590% due 05/25/2014                              15,691            15,582
Federal-Mogul Corp.
   7.940% due 12/31/2005 (d)                           3,000             2,973
   7.890% due 12/31/2005 (d)                           1,986             1,968
GF Funding Corp.
   6.890% due 09/30/2002                              24,580            24,287
Green Tree Home Improvement Loan
   6.320% due 08/15/2008                              13,927            13,893
IMC Home Equity Loan Trust
   6.286% due 10/20/2027 (d)                           5,685             5,688
Lyondell Petroleum
   9.613% due 12/31/2003 (d)                           4,962             5,002
Merit Securities Corp.
   7.040% due 01/28/2030                              28,587            28,426
New York City Tax Lien
   6.350% due 07/10/2007                              10,045             9,920
Oakwood Mortgage Investors, Inc.
   6.950% due 08/15/2027                               5,500             5,435
Premiet Auto Trust
   5.560% due 04/08/2001                               1,028             1,028
Primedia, Inc.
   8.740% due 07/31/2004 (d)                          13,000            12,909
Prudential Home Mortgage Security
   7.000% due 08/25/2009                               4,000             3,967
Saxon Asset Securities Trust
   7.205% due 01/25/2019                                 275               273
Stone Container Corp.
   9.688% due 10/01/2003 (d)                           2,363             2,362
                                                                  --------------
Total Asset-Backed Securities                                          223,952
                                                                  ==============
(Cost $228,952)

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.3%
--------------------------------------------------------------------------------

Central Bank Philippines
   6.500% due 06/01/2008 (d)                           3,180             3,053
Government of Brazil
   7.000% due 01/01/2001 (d)                           4,182             4,167
Hydro Quebec
   9.000% due 03/07/2001                              10,000            10,175
Nacional Financiera
  10.625% due 11/22/2001                               7,500             7,759
Pemex Finance Limited
   6.125% due 11/15/2003                              15,000            14,559
Province of Quebec
   6.006% due 10/25/2001 (d)                             250               249
Republic of Argentina
  11.786% due 04/10/2005 (d)                           9,000             8,438
Republic of Korea
   8.594% due 04/08/2000 (d)                           5,440             5,460
Republic of Philippines
   6.938% due 01/05/2005 (d)                           2,000             1,992
   6.875% due 12/01/2009 (d)                          16,160            15,271
United Mexican States
   6.930% due 04/07/2000 (d)                           9,206             9,229
   5.820% due 06/28/2001                              10,500            10,235
   7.439% due 06/27/2002 (d)                           6,200             6,112
   7.493% due 06/27/2002 (d)                          19,400            19,469
   9.780% due 04/07/2004 (d)                          15,000            15,357
                                                                  --------------
Total Sovereign Issues                                                 131,525
                                                                  ==============
(Cost $130,173)

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%
--------------------------------------------------------------------------------

Korea Development Bank
   3.610% due 05/14/2001 (d)                   DM        340               164
   2.700% due 08/16/2002                       JY  2,000,000            20,041
Republic of Colombia
   7.000% due 03/06/2002                       IL 36,220,000            17,511
United Mexican States
   6.000% due 03/28/2002                       JY    960,000             9,991
   8.750% due 05/30/2002                       BP      3,000             4,825
                                                                  --------------
Total Foreign Currency-Denominated Issues                               52,532
                                                                  ==============
(Cost $52,788)

98  PIMCO Funds See accompanying notes

                                                   Principal
                                                      Amount             Value
                                                      (000s)            (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------

Utilities 0.0%
Alliant Energy Resources Cvt. Pfd.
   7.250% due 01/02/2000                        $      2,000      $        163
                                                                  --------------
Total Convertible Bonds & Notes                                            163
(Cost $136)                                                       ==============

--------------------------------------------------------------------------------
PREFERRED STOCK 1.9%
--------------------------------------------------------------------------------

                                                      Shares
Home Ownership Funding
 133.310% due 01/02/2000                               3,000             2,394
Rhone-Poulenc SA
   2.031% due 01/02/2000                              13,000               263
SI Financing Trust
   2.375% due 01/02/2000                             806,600            20,467
TCI Communications, Inc.
   2.500% due 01/02/2000                             800,300            20,408
   2.430% due 01/02/2000                             224,700             5,800
   2.180% due 01/02/2000                           1,170,100            28,594
                                                                  --------------
Total Preferred Stock                                                   77,926
(Cost $83,777)                                                    ==============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
--------------------------------------------------------------------------------

                                                   Principal
                                                      Amount
                                                      (000s)
Commercial Paper 2.3%
Bank One Corp.
   6.110% due 06/05/2000                        $      9,200             9,098
Conoco, Inc.
   6.250% due 04/07/2000                               2,600             2,599
Cox Communication
   6.260% due 04/10/2000                               3,600             3,596
Ei Du Pont De Nemoirs
   6.060% due 06/08/2000                               2,100             2,076
Federal Home Loan Mortgage Corp.
   5.990% due 05/23/2000                              11,100            11,008
   6.020% due 06/29/2000                                 600               591
Federal National Mortgage Association
   5.940% due 06/01/2000                              11,900            11,776
Finova Capital Corp.
   6.100% due 06/08/2000                              13,000            12,855
General Motors Acceptance Corp.
   6.080% due 05/30/2000                                 500               495
National Rural Utilities
   6.080% due 06/14/2000                              11,500            11,354
Norfolk Southern Corp.
   6.290% due 05/25/2000                               3,000             2,973
Oesterreich Kontrollbank
   6.030% due 06/02/2000                                 400               396
Xerox Credit Corp.
   6.000% due 06/01/2000                               1,600             1,584
   6.090% due 06/06/2000                              21,500            21,267
                                                                  --------------
                                                                        91,668
                                                                  ==============
Repurchase Agreement 0.8%
State Street Bank
   (Dated 03/31/2000. Collateralized by               20,384            20,384
   Federal Home Loan Mortgage Corporation
   5.750% due 05/15/2001 valued at $20,793.
   Repurchase proceeds are $20,394.)

Daiwa Securities
   (Dated 03/31/2000. Collateralized by U.S. Treasury 10,000            10,000
   Note 5.125% due 8/31/2000 valued at $10,213
   Repurchase proceeds are $10,005.)
                                                                  --------------
                                                                        30,384
                                                                  ==============

U.S. Treasury Bills (b) 0.0%
   5.700% due 04/27/2000                                 500               498
                                                                  --------------

Total Short-Term Instruments                                           122,550
(Cost $122,569)                                                   ==============

                                                                         Value
                                                                        (000s)
--------------------------------------------------------------------------------

Total Investments (a) 117.3%                                      $  4,680,289
(Cost $4,738,588)

Written Options (c) (0.1%)                                              (5,042)
(Premiums $3,873)

Other Assets and Liabilities                                          (684,919)
(Net) (17.2%)                                                     --------------

Net Assets 100.0%                                                 $  3,990,328
                                                                  ==============


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,743,106 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                          $      9,955

Aggregate gross unrealized
depreciation for all
investments in which there was an
excess of tax cost
over value                                                             (72,772)
                                                                  --------------

Unrealized depreciation-net                                       $    (62,817)
                                                                  ==============

(b) Securities with an aggregate market value of $12,022 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                      # of        Appreciation/
Type                                             Contracts       (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                     743        $       (422)
U.S. Treasury 5 Year Note (06/2000)                  1,845              (2,094)
U.S. Treasury 10 Year Note (06/2000)                    24                  66
United Kingdom 90 Day LIBOR Futures (09/2000)          750                 580
                                                                  --------------
                                                                  $     (1,870)
                                                                  ==============

(c) Premiums received on written options:

                                                  # of    Premium        Value
Type                                         Contracts     (000s)       (000s)
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs U.S. Dollar
   Strike @ 0.93 Exp 04/19/2000             200,000,00  $      3  $        344

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp 12/18/2000                 1,875      1936          1617

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp 03/19/2001                   341       343           512

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp 03/19/2001                   341       440           673

Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp 12/18/2000                   960       787          1896
                                                        ------------------------
                                                        $  3,873  $      5,042
                                                        ========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                                                     Principal
                                                   Amount           Unrealized
                             Covered by        Settlement        Appreciation/
Type         Currency          Contract             Month       (Depreciation)
--------------------------------------------------------------------------------
Sell               BP             3,283           04/2000         $       (58)
Sell               EC            18,911           04/2000                 281
Buy                JY           581,184           04/2000                 149
Sell                            581,184           04/2000                (196)
Sell                          3,699,407           05/2000                (917)
Buy                             604,235           05/2000                 221
Buy                PZ            20,000           02/2001                 149
                                                                  --------------
                                                                  $      (371)
                                                                  ==============
                                   2000 Annual Report See accompanying notes  99

Low Duration Fund
March 31, 2000

--------------------------------------------------------------------------------
(f) Principal amount denoted in indicated currency:

         BP - British Pound
         DM - German Mark
         EC - Euro
         JY - Japanese Yen
         PZ - Polish Zloty

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                        Notional   Appreciation/
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                       $    1,500     $      (69)


Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                            2,000           (107)

Receive fixed rate equal to 0.47% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                           49,000              2

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                           20,000              1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                            5,000              0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           43,000              1

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                           22,000              1
                                                                     -----------
                                                                     $     (171)
                                                                     ===========

                                   Fixed
                                  Spread            Notional          Unrealized
Type                                 (%)              Amount        Appreciation
--------------------------------------------------------------------------------

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                    1.085            $ 33,000         $      397

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                   0.8675              49,000                802
                                                                     -----------
                                                                     $    1,199
                                                                     ===========

(l) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                               Maturity               Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 7.125%        12/20/2023          $   33,450

100  PIMCO Funds See accompanying notes

Schedule of Investments
Low Duration Fund II
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 42.0%
-------------------------------------------------------------------------------
Banking & Finance 35.8%
Associates Corp. of North America
   6.750% due 07/15/2001                           $     20,000    $     19,861
Banponce Corp.
   6.880% due 06/16/2000                                  2,390           2,390
Bear Stearns Co., Inc.
   6.510% due 12/16/2002 (d)                             10,000           9,999
Beneficial Corp.
   6.214% due 04/02/2002 (d)                              3,000           3,002
Chrysler Financial Co. LLC
   6.124% due 06/18/2003                                 10,000           9,997
CIT Group, Inc.
   6.200% due 10/20/2000                                  5,400           5,378
Ford Motor Credit Corp.
   6.300% due 07/16/2002 (d)                             13,000          13,031
   7.750% due 11/15/2002                                  1,700           1,712
   5.750% due 02/23/2004                                  1,000             943
   6.700% due 07/16/2004                                    500             485
General Electric Capital Corp.
   5.890% due 05/11/2001                                    500             494
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                  4,000           3,996
   6.625% due 01/10/2002                                  4,000           3,946
   5.875% due 01/22/2003                                  4,000           3,838
   7.625% due 05/05/2003                                  1,100           1,105
Goldman Sachs Group
   6.600% due 07/15/2002                                  1,500           1,473
Hitachi Credit America
   6.100% due 04/24/2001                                 20,000          19,821
Household Finance Corp.
   6.700% due 06/15/2002                                  2,525           2,470
Lehman Brothers Holdings, Inc.
   6.904% due 04/02/2002 (d)                              9,400           9,455
   6.798% due 05/07/2002 (d)                              5,200           5,219
Morgan Stanley, Dean Witter, Discover and Co.
   5.820% due 06/19/2000 (d)                             10,000           9,869
Sears Roebuck Acceptance
   6.720% due 10/23/2002                                 20,000          19,709
Wachovia Corp.
   6.805% due 05/02/2005 (d)                             10,000          10,000
Wells Fargo & Co.
   6.780% due 05/02/2005 (d)                              9,600           9,600
                                                                   ------------
                                                                        167,793
                                                                   ============
Industrials 2.9%
Cargill, Inc.
   6.166% due 01/14/2002 (d)                              5,000           5,000
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                  8,316           8,387
                                                                   ------------
                                                                         13,387
                                                                   ============
Utilities 3.3%
AT&T Corp.
   5.125% due 04/01/2001                                    500             491
Edison Mission Energy
   6.790% due 06/15/2001 (d)                             15,000          15,002
                                                                   ------------
                                                                         15,493
                                                                   ------------
Total Corporate Bonds & Notes                                           196,673
(Cost $198,246)                                                    ============

-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 5.5 %
-------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                              5,000           5,000
   5.625% due 03/19/2001 (d)                             13,800          13,676
Federal National Mortgage Assn.
   7.500% due 02/11/2002 (d)                                175             177
Student Loan Marketing Assn.
   6.565% due 04/25/2007 (d)                              6,966           6,931
                                                                   ------------
Total U.S. Government Agencies                                           25,784
(Cost $25,919)                                                     ============

-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.6%
-------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
   3.625% due 07/15/2002                                  4,213           4,201
   3.625% due 01/15/2008                                  1,149           1,118
   3.875% due 01/15/2009                                  1,954           1,934
U.S. Treasury Notes
   5.125% due 08/31/2000                                    525             523
   6.250% due 04/30/2001                                  1,000             998
   6.625% due 06/30/2001                                  1,000           1,001
   6.125% due 12/31/2001                                  1,000             993
   6.250% due 02/28/2002                                  1,500           1,493
                                                                   ------------
Total U.S. Treasury Obligations                                          12,261
(Cost $12,319)                                                     ============

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 47.5%
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.2%
American Southwest Financial Securities Corp.
   7.500% due 10/01/2018                                    539             537
CMC Securities Corp.
   7.862% due 04/25/2025 (d)                              1,831           1,854
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                 10,980          10,743
DLJ Mortgage Acceptance Corp.
   8.154% due 05/25/2024 (d)                                585             597
Federal Home Loan Mortgage Corp.
  12.900% due 05/01/2014                                    140             154
   9.250% due 10/25/2018                                     72              76
   6.500% due 08/15/2023                                  8,631           8,453
Federal National Mortgage Assn.
   8.000% due 11/25/2023                                  4,371           4,459
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                  3,041           2,995
Residential Funding Mortgage Securities, Inc.
   7.500% due 10/25/2022                                    788             781
Resolution Trust Corp.
   7.290% due 10/25/2028 (d)                              3,087           3,062
Ryland Acceptance Corp.
  14.000% due 11/25/2031                                     79              83
Salomon Brothers Mortgage Securities
   7.669% due 11/25/2022 (d)                                935             935
Structured Asset Mortgage Investments, Inc.
   9.040% due 06/25/2029                                  9,543           9,838
   6.750% due 05/02/2030                                  9,421           9,137
Union Planters Mortgage Finance Corp.
   6.600% due 01/25/2028                                 13,000          12,686
                                                                   ------------
                                                                         66,390
                                                                   ============
Federal Home Loan Mortgage Corporation 1.5%
   6.000% due 05/15/2022                                  4,970           4,824
   6.500% due 06/01/2001-07/15/2017 (e)                     767             762
   7.043% due 07/01/2023 (d)                                551             573
   8.000% due 07/01/2024                                    292             294
   8.500% due 06/01/2009-06/01/2025 (e)                     488             500
  10.500% due 09/01/2015                                     10              10
                                                                   ------------
                                                                          6,963
                                                                   ============
Federal Housing Administration 5.3%
   7.200% due 05/01/2009                                  1,830           1,864
   7.430% due 07/01/2024                                 24,032          22,958
                                                                   ------------
                                                                         24,822
                                                                   ============
Federal National Mortgage Association 2.0%
   5.700% due 01/22/2003                                  1,000             967
   6.023% due 09/01/2028 (d)                              2,038           1,987
   6.102% due 11/01/2027 (d)                                771             752
   6.150% due 09/25/2016                                  4,090           4,034
   7.581% due 01/01/2024 (d)                                837             853
  10.500% due 05/01/2012                                    745             801
                                                                   ------------
                                                                          9,394
                                                                   ============
Government National Mortgage Association 24.1%
   6.000% due 01/20/2030 (d)                              6,477           6,342
   6.375% due 04/20/2022-05/20/2027 (d)(e)               14,470          14,492
   6.500% due 08/15/2023-10/15/2023 (e)                     420             401
   6.750% due 07/20/2023 (d)                              7,422           7,462
   7.000% due 03/15/2022-11/15/2023 (e)                  18,644          18,189


                                   2000 Annual Report See accompanying notes 101

Low Duration Fund II
March 31, 2000

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
   7.125% due 10/20/2025 (d)                       $     10,117    $     10,217
   7.500% due 02/15/2022-05/22/2030 (e)                  13,172          13,055
   8.000% due 03/15/2023-05/22/2030 (e)                  41,951          42,186
   9.000% due 07/20/2016-12/20/2017 (e)                     486             503
                                                                   -------------
                                                                        112,847
                                                                   =============
Other Mortgage-Backed Securities 0.4%
Guardian
   7.761% due 07/25/2019 (d)                                 58              58
Resolution Trust Corp.
   6.352% due 05/25/2019 (d)                                756             754
Sears Mortgage
   7.431% due 10/25/2022 (d)                                854             864
                                                                   -------------
                                                                          1,676
                                                                   -------------
Total Mortgage-Backed Securities                                        222,092
(Cost $224,669)                                                    =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.8%
--------------------------------------------------------------------------------
Bay View Auto Trust
   6.880% due 02/15/2003                                  7,500           7,500
Countrywide Home Equity Loan Trust
   6.244% due 08/15/2025 (d)                              8,960           8,968
First Alliance Mortgage Loan Trust
   6.451% due 03/20/2031 (d)                             14,739          14,751
The Money Store Home Equity Trust
   6.490% due 10/15/2026                                 10,000           9,950
                                                                   -------------
Total Asset-Backed Securities                                            41,169
(Cost $41,313)                                                     =============

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources
   7.250% due 01/02/2000                           $          0              17
                                                                   -------------
Total Convertible Bonds & Notes                                              17
(Cost $14)                                                         =============

--------------------------------------------------------------------------------
PREFERRED SECURITY 1.1 %
--------------------------------------------------------------------------------

                                                         Shares
DG Funding Trust
   8.529% due 12/29/2049                                    510           5,120
                                                                   -------------
Total Preferred Security                                                  5,120
(Cost $5,100)                                                      =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.2%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Certificate of Deposit 1.9%
Commerzbank
   6.200% due 05/10/2000                           $      5,000           5,000

Commercial Paper 0.8%
American Express
   6.040% due 05/30/2000                                  4,000           3,962
                                                                   -------------
                                                                          8,962
                                                                   =============
Repurchase Agreement 0.3%
State Street Bank
   5.600% due 04/03/2000                                  1,411           1,411
   (Dated 03/31/2000. Collateralized by                            -------------
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $1,443.
   Repurchase proceeds are $1,412.)

U.S. Treasury Bills 0.0%
   5.700% due 04/27/2000 (b)                                 55              55
                                                                   -------------

Total Short-Term Instruments                                             10,428
(Cost $10,428)                                                     =============

Total Investments (a) 109.7%                                       $    513,544
(Cost $518,921)

                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------

Written Options (c) (0.1%)                                                 (332)
(Premiums $289)

Other Assets and Liabilities (Net) (9.6%)                               (45,144)
                                                                   -------------
Net Assets 100.0%                                                  $    468,068
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $518,927 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $        893

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                     (6,276)
                                                                   -------------

Unrealized depreciation-net                                        $     (5,383)
                                                                   =============

(b) Securities with an aggregate market value of $55 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------

Eurodollar March Futures (03/2001)                          157    $        (60)
                                                                   -------------
(c) Premiums received on written options:

                                              # of
Type                                     Contracts      Premium           Value
--------------------------------------------------------------------------------
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000              385          289             332

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.


102 PIMCO Funds See accompanying notes

Schedule of Investments
Low Duration Fund III
March 31, 2000

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 67.9%
--------------------------------------------------------------------------------
Banking & Finance 18.2%
AT&T Capital Corp.
   6.730% due 12/01/2000 (d)                       $        400    $        401
BankAmerica Corp.
   8.125% due 02/01/2002                                  1,000           1,012
General Motors Acceptance Corp.
   6.130% due 01/08/2002 (d)                              1,000           1,002
Goldman Sachs Group
   6.200% due 12/15/2000                                    500             498
   6.490% due 02/18/2002 (d)                                665             668
Korea Development Bank
   7.625% due 10/01/2002                                  1,000             986
Salomon, Smith Barney Holdings
   6.279% due 05/14/2002 (d)                                325             325
Spieker Properties LP - REITS
   7.580% due 12/17/2001                                  1,000             992
                                                                   -------------
                                                                          5,884
                                                                   =============
Industrials 27.4%
Cargill, Inc.
   6.166% due 01/14/2002 (d)                              1,000           1,000
Coastal Corp.
   6.569% due 03/06/2002 (d)                              1,000           1,000
Cox Communications, Inc.
   7.000% due 08/15/2001                                  1,500           1,487
Hertz Corp.
   6.625% due 07/15/2000                                  1,000             998
International Game Technology
   7.875% due 05/15/2004                                    500             469
ITT Corp.
   6.250% due 11/15/2000                                    500             492
Lockheed Martin Corp.
   6.850% due 05/15/2001                                  1,000             987
Mallinckrodt, Inc.
   6.300% due 03/15/2001 (d)                                650             641
Marlin Water Trust
   7.090% due 12/15/2001                                    810             798
TRW, Inc.
   6.450% due 06/15/2001                                  1,000             983
                                                                   -------------
                                                                          8,855
                                                                   =============
Utilities 22.3%
Commonwealth Edison
   6.210% due 06/15/2002 (d)                                500             500
Gulf States Utilities
   6.410% due 08/01/2001                                  1,000             984
Niagara Mohawk Power
   7.125% due 07/01/2001                                    756             746
Philadelphia Electric
   7.375% due 12/15/2001                                  1,000             996
   6.500% due 05/01/2003                                  1,500           1,452
Telekomunikacja Polska SA
   7.125% due 12/10/2003                                  1,000             959
WorldCom, Inc.
   6.125% due 08/15/2001                                  1,600           1,580
                                                                   -------------
                                                                          7,217
                                                                   -------------
Total Corporate Bonds & Notes                                            21,956
(Cost $22,117)                                                     =============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.4%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   6.089% due 10/25/2005 (d)                                468             466
                                                                   -------------
Total U.S. Government Agencies                                              466
(Cost $467)                                                        =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 3.3%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 01/15/2008 (e)                                418             407
   3.875% due 01/15/2009 (e)                                617             611
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                 40              40
                                                                   -------------
Total U.S. Treasury Obligations                                           1,058
(Cost $1,068)                                                      =============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 11.9%
GMAC Commercial Mortgage Securities, Inc.
   6.570% due 09/15/2033                           $        956      $      916
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                  1,000             987
Prudential Home Mortgage Securities
   7.500% due 08/25/2024                                    967             944
Residential Funding Mortgage Securities, Inc.
   7.750% due 11/25/2026                                  1,000           1,001
                                                                   -------------
                                                                          3,848
                                                                   =============
Federal Home Loan Mortgage Corporation 0.4%
   8.750% due 10/01/2001                                    125             125
                                                                   -------------
Government National Mortgage Association 11.0%
   6.375% due 06/20/2027 (d)                                692             691
   7.500% due 04/19/2030                                    500             494
   8.000% due 04/19/2030                                    500             506
   8.500% due 10/20/2026-06/20/2027 (h)                   1,830           1,869
                                                                   -------------
                                                                          3,560
                                                                   -------------
Total Mortgage-Backed Securities                                          7,533
(Cost $7,718)                                                      =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 3.0%
--------------------------------------------------------------------------------
Circuit City Credit Credit Master Trust
   6.109% due 02/15/2006 (d)                              1,000           1,000
                                                                   -------------
Total Asset-Backed Securities                                             1,000
(Cost $1,000)                                                      =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.1%
--------------------------------------------------------------------------------
United Mexican State
   7.493% due 06/27/2002 (d)                              1,000           1,004
                                                                   -------------
Total Sovereign Issues                                                    1,004
(Cost $989)                                                        =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.9%
--------------------------------------------------------------------------------
Commercial Paper 0.9%
Federal Home Loan Mortgage Corp.
   5.980% due 06/15/2000                                    200             198
USAA Capital Corp.
   6.030% due 05/15/2000                                    100              99
                                                                   -------------
                                                                            297
                                                                   =============
Repurchase Agreement 1.0%
State Street Bank
   5.600% due 04/03/2000                                    321             321
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Mortgage Corp.
   5.750% due 05/15/2001 valued at $332.
   Repurchase proceeds are $321.)
                                                                   -------------
Total Short-Term Instruments                                                618
(Cost $618)                                                        =============

Total Investments (a) 103.9%                                       $     33,635
(Cost $33,976)

Written Options (c) (0.0%)                                                  (24)
(Premiums $23)

Other Assets and Liabilities (Net) (3.9%)                                (1,252)
                                                                   -------------

Net Assets 100.0%                                                  $     32,359
                                                                   =============

                                   2000 Annual Report See accompanying notes 103

Low Duration Fund III
March 31, 2000


--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $33,976 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                     $         30

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                       (371)
                                                                   -------------

Unrealized depreciation-net                                                (341)
                                                                   =============

(b) Securities with an aggregate market value of $40 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                           13    $         (5)
                                                                   -------------

(c) Premiums received on written options:

                                           # of
Type                                  Contracts         Premium           Value
--------------------------------------------------------------------------------

Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000      1,690,000    $          4    $          3

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000            25              19              21
                                                   -----------------------------
                                                   $         23    $         24
                                                   =============================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Principal amount of the security is adjusted for inflation.

(f) Foreign forward currency contracts outstanding at March 31, 2000:

                                     Principal
                                        Amount
                                    Covered by       Settlement      Unrealized
Type              Currency            Contract            Month    Depreciation
--------------------------------------------------------------------------------
Sell                    EC                  25         4/2/2000    $         (0)

(g) Principal amount denoted in indicated currency:

          EC - Euro

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.


104 PIMCO Funds See accompanying notes

Schedule of Investments
Short Term Fund
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 28.6%
--------------------------------------------------------------------------------
Banking & Finance 20.1%
Associated Corp. of North America
   6.450% due 09/15/2000                           $        900    $        896
Banco Nacional Obra Services
   9.625% due 11/15/2003                                  6,900           7,124
BankBoston Corp.
   6.125% due 03/15/2002                                  1,000             974
Bankers Trust Corp.
   6.200% due 05/11/2003 (d)                             11,000          10,997
Donaldson, Lufkin & Jenrette
   6.625% due 05/25/2026 (d)                                189             189
DQE Capital Corp.
   6.539% due 01/15/2002 (d)                              2,000           2,000
Ford Motor Credit Corp. (d)
   6.210% due 08/27/2001                                  3,000           3,000
   6.341% due 03/19/2002                                  4,295           4,306
   6.320% due 12/16/2002                                 10,000           9,976
General Motors Acceptance Corp. (d)
   6.130% due 01/08/2002                                  1,000             999
   6.165% due 04/29/2002                                  2,450           2,451
   6.299% due 11/12/2002                                  9,600           9,613
   6.190% due 08/18/2003                                 16,575          16,486
Goldman Sachs Group
   6.270% due 01/17/2003 (d)                              8,000           8,005
Heller Financial, Inc.
   6.280% due 04/22/2002 (d)                             15,000          14,992
Korea Development Bank
   6.250% due 05/01/2000                                    585             585
   7.154% due 10/06/2000 (d)                              2,000           2,000
   9.450% due 03/15/2001                                    375             380
   7.900% due 02/01/2002                                    900             897
   7.625% due 10/01/2002                                  2,500           2,465
Korean Export-Import Bank
   6.500% due 05/15/2000                                  2,170           2,169
Lehman Brothers Holdings, Inc.
   6.798% due 05/07/2002 (d)                              3,000           3,011
   6.690% due 04/04/2003 (d)                              3,000           3,044
Midamerican Funding LLC
   5.850% due 03/01/2001                                  1,000             986
Morgan Stanley, Dean Witter, Discover and Co.
   6.165% due 01/28/2002 (d)                              8,600           8,601
Nacional Financiera
   8.000% due 06/19/2000                                  1,000             999
Protective Life Funding Trust
   6.390% due 01/17/2003 (d)                              2,000           2,000
Racers
   6.340% due 03/03/2003 (d)                             10,000          10,000
Residential Funding Mortgage Securities, Inc.
   7.143% due 12/01/2018 (d)                              1,095           1,117
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                  3,191           3,135
Sears Roebuck Acceptance Corp.
   6.500% due 06/15/2000                                    700             699
   6.180% due 08/15/2000                                    500             499
Transamerica Finance Corp.
   6.394% due 12/14/2001 (d)                              4,000           3,998
U.S. Bancorp
   6.279% due 02/03/2003 (d)                              3,700           3,699
                                                                   -------------
                                                                        142,292
                                                                   =============
Industrials 3.7%
Air Canada
   6.800% due 07/31/2005 (d)                              2,000           1,800
Amerco, Inc.
   6.890% due 10/15/2000                                  5,000           4,949
COFIRI International, Inc.
   6.503% due 10/27/2000 (d)                              2,000           1,994
ITT Corp.
   6.250% due 11/15/2000                                  3,000           2,954
J Seagram & Sons
   6.526% due 04/10/2000 (d)                              1,100           1,084
Petroleos Mexicanos
   9.375% due 12/02/2008                                  1,000           1,028
Raytheon Co.
   6.300% due 08/15/2000                                  2,000           1,992
Time Warner, Inc.
   6.100% due 12/30/2001                                  3,000           2,933
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                  7,500           7,500
                                                                   -------------
                                                                         26,234
                                                                   =============
Utilities 4.8%
Central Maine Power Co.
   6.500% due 06/14/2000                                  7,800           7,784
Central Power & Light Co.
   6.540% due 02/22/2002 (d)                              2,000           1,980
Enron Corp.
   6.577% due 09/10/2001 (d)                              2,000           2,002
Kerr-McGee Corp.
   6.414% due 08/01/2001 (d)                              2,000           2,000
Pennsylvania Power & Light
   6.000% due 06/01/2000                                 19,000          18,974
UGI Utilities, Inc.
   6.170% due 03/06/2001                                    250             247
United Telecom, Inc.
   9.750% due 04/01/2000                                  1,000           1,000
                                                                   -------------
                                                                         33,987
                                                                   -------------
Total Corporate Bonds & Notes                                           202,513
(Cost $202,419)                                                    =============

--------------------------------------------------------------------------------
MUNICIPALS BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance
Authority Revenue Bonds, (GTD Insured), Series 2000
   6.105% due 06/01/2009 (d)                              2,000           2,000
                                                                   -------------

Total Municipal Bonds & Notes                                             2,000
(Cost $2,000)                                                      =============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 8.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                             10,000          10,000
   6.750% due 01/02/2002                                 35,000          34,883
Federal National Mortgage Assn.
   6.625% due 01/15/2002                                 10,000           9,947
Student Loan Marketing Assn.
   5.711% due 04/25/2004 (d)                              1,582           1,580
   6.395% due 10/25/2004 (d)                                600             599
                                                                   -------------
Total U.S. Government Agencies                                           57,009
(Cost $57,081)                                                     =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
   3.625% due 07/15/2002                                  7,373           7,352
   3.625% due 01/15/2008                                  5,743           5,592
   3.875% due 01/15/2009                                  1,954           1,934
                                                                   -------------
Total U.S. Treasury Obligations                                          14,878
(Cost $14,902)                                                     =============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.5%
CMC Securities Corp.
   7.500% due 02/25/2023                                  2,522           2,515
Dime Savings
   6.689% due 11/01/2018 (d)                                263             238
Donaldson, Lufkin & Jenrette
   7.580% due 10/17/2020 (d)                                547             561
   7.776% due 09/01/2021 (d)                                 33              33
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2005                                    568             566
   6.000% due 02/15/2007                                    577             576
   6.210% due 10/25/2014                                    214             214
   6.500% due 10/25/2014                                  4,150           4,048
   5.750% due 10/15/2016                                     62              62
   6.000% due 07/15/2019                                  5,263           5,182


                                   2000 Annual Report See accompanying notes 105

Short Term Fund
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
   6.000% due 02/25/2008                           $      1,273    $      1,240
   5.523% due 07/25/2008 (d)                              1,344           1,313
   6.000% due 08/18/2016                                 38,359          37,813
   6.500% due 11/25/2017                                  1,436           1,430
   5.875% due 03/25/2018                                    112             111
   5.850% due 05/25/2019                                    736             732
   6.000% due 08/25/2020                                  2,390           2,339
   5.000% due 02/25/2022                                    114             112
   6.500% due 09/18/2023                                  2,082           2,042
   8.960% due 06/25/2032                                  9,892          10,124
First Plus Home Loan Trust
   6.060% due 09/10/2011                                  4,115           4,105
General Electric Capital Mortgage
Services, Inc.
   6.750% due 12/25/2012                                  6,082           5,991
Greenwich
   7.589% due 04/25/2022 (d)                                 83              84
   7.337% due 10/25/2022 (d)                                 45              45
Housing Securities, Inc.
   6.000% due 02/25/2008                                  1,237           1,227
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                  4,000           3,949
Prudential Bache
   6.151% due 09/01/2018 (d)                                 24              22
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                    233             212
Salomon Brothers Mortgage Securities
   6.475% due 07/25/2029 (d)                              4,224           4,226
Structured Asset Securities Corp.
   7.000% due 01/20/2021                                      7               7
TMA Mortgage Funding Trust
   6.259% due 01/25/2029                                 11,432          11,432
                                                                   -------------
                                                                        102,551
                                                                   =============
Federal Home Loan Mortgage Corporation 0.1%
   7.500% due 11/01/2001                                  1,039           1,040
                                                                   -------------
Federal National Mortgage Association 2.2%
   6.000% due 12/18/2014                                  8,017           7,932
   6.150% due 09/25/2016                                  6,135           6,051
   8.500% due 01/01/2026                                  1,891           1,930
                                                                   -------------
                                                                         15,913
                                                                   =============
Government National Mortgage Association 6.3%
   6.375% due 02/20/2024-04/20/2025 (d)(e)               11,919          11,987
   6.750% due 09/20/2023-08/20/2027 (d)(e)                8,287           8,331
   7.125% due 11/20/2026 (d)                             14,659          14,802
   8.000% due 04/19/2030                                  3,950           3,995
   8.500% due 06/20/2027                                  5,473           5,586
                                                                   -------------
                                                                         44,701
                                                                   =============
Other Mortgage-Backed Securities 0.4%
CDC Depositor Trust I
   6.913% due 12/14/2001 (d)                              2,000           2,008
First Nationwide Trust
   6.430% due 10/25/2018 (d)                                 10              10
Resolution Trust Corp.
   6.472% due 05/25/2029 (d)                                604             585
                                                                   -------------
                                                                          2,603
                                                                   =============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/2019                                  4,954             432
Federal National Mortgage Association (IO)
   7.000% due 07/25/2006                                  1,549             103
   6.500% due 12/25/2006                                  2,065              59
   6.500% due 06/25/2017                                  1,232              38
   6.500% due 10/25/2023                                  1,561             196
                                                                   -------------
                                                                            828
                                                                   -------------
Total Mortgage-Backed Securities                                        167,636
(Cost $169,589)                                                    =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 12.6%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
   6.249% due 01/25/2024 (d)                                276             275
American Residential Eagle
   6.219% due 07/25/2029 (d)                              1,836           1,835
Associates Manufactured Housing
   7.000% due 03/15/2027                                    685             684
Banc One Auto Grantor Trust
   6.290% due 07/20/2004                                  2,870           2,847
Bay View Financial Revolving
   7.179% due 08/25/2029 (d)                              2,000           1,967
Brazos Student Loan Finance Co.
   6.430% due 06/01/2023 (d)                             20,000          19,797
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                    303             303
Columbia/HCA Healthcare
   7.880% due 09/15/2001                                  3,000           2,948
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                                    799             798
Delta Funding Home Equity Loan
   6.191% due 09/15/2029 (d)                              1,931           1,939
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                    941             937
Frag Limited
   8.423% due 03/31/2006                                  2,500           2,488
First Security Auto Owner Trust
   5.580% due 06/15/2003                                 10,000           9,900
Ford Credit Auto Owner Trust
   5.850% due 10/15/2001                                  1,346           1,343
General Electric Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                                    678             676
Green Tree Home Improvement Loan
   6.055% due 08/15/2029 (d)                              2,916           2,912
IMC Home Equity Loan Trust
   6.310% due 12/20/2012                                    130             130
Metris Master Trust
   6.721% due 04/20/2006 (d)                              6,000           6,035
MLCC Mortgage Investors, Inc.
   6.265% due 03/15/2025 (d)                              3,628           3,642
Money Store Home Equity Trust
   6.345% due 11/15/2021 (d)                                145             143
Onyx Acceptance Auto Trust
   6.180% due 04/15/2002                                  1,110           1,108
   5.500% due 10/15/2002                                  2,207           2,191
Premier Auto Trust
   6.250% due 06/06/2001                                    398             398
Salomon Brothers Mortgage Securities (d)
   6.305% due 11/15/2029                                  1,901           1,903
   7.043% due 11/15/2029                                  2,000           2,000
   6.219% due 02/25/2030                                  4,975           4,940
The Money Store Home Equity Trust
   6.635% due 09/15/2014                                  7,500           7,461
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                  1,232           1,218
UniCapital Corp.
   6.540% due 07/23/2002                                  2,000           1,993
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    463             459
WFS Financial Owner Trust
   5.385% due 08/20/2001                                  1,550           1,548
   6.150% due 09/20/2002                                  2,220           2,212
                                                                   -------------
Total Asset-Backed Securities                                            89,030
(Cost $89,291)                                                     =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.7%
--------------------------------------------------------------------------------
Republic of Korea
   8.594% due 04/08/2000 (d)                              3,456           3,469
United Mexican States
   7.439% due 06/27/2002 (d)                              9,000           8,873
                                                                   -------------
Total Sovereign Issues                                                   12,342
(Cost $12,266)                                                     =============

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.1%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   8.750% due 09/28/2000                          BP      3,000           4,764
Commonwealth of New Zealand
   4.500% due 02/15/2016 (f)                      N$      5,400           2,630
Korea Development Bank
   6.940% due 10/18/2000 (d)                      JY        500             500
                                                                   -------------
Total Foreign Currency-Denominated Issues                                 7,894
(Cost $9,020)                                                      =============

106 PIMCO Funds See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 38.8%
--------------------------------------------------------------------------------

Certificates of Deposit 1.4%
Commerzbank AG
   6.200% due 05/10/2000                           $     10,000    $     10,000
                                                                   =============
Commercial Paper 36.5%
Bank One Corp.
   5.920% due 05/15/2000                                 23,500          23,338
   6.060% due 05/22/2000                                 10,000           9,918
British Telecom
   5.890% due 05/08/2000                                 10,700          10,639
   5.910% due 05/26/2000                                  7,400           7,336
Conagra, Inc.
   5.990% due 04/19/2000                                  5,000           4,987
   6.150% due 05/08/2000                                  8,200           8,151
Cox Communication
   6.050% due 04/10/2000                                  6,900           6,892
   6.250% due 04/13/2000                                  6,000           5,989
Dana Credit Corp.
   6.040% due 04/11/2000                                 22,000          21,970
   6.110% due 04/25/2000                                  2,800           2,790
Dominion Residential, Inc.
   6.050% due 04/03/2000                                 25,000          25,000
   6.140% due 06/05/2000                                  7,000           6,922
Eastman Kodak Co.
   6.060% due 06/12/2000                                 12,000          11,852
Finova Capital Corp.
   6.140% due 06/08/2000                                  7,000           6,921
Houston Industries
   6.000% due 04/13/2000                                 11,500          11,481
Monsanto Co.
   5.950% due 06/01/2000                                 16,600          16,427
Motorola, Inc.
   6.090% due 06/02/2000                                  4,500           4,452
National Rural Utilities
   6.080% due 06/14/2000                                  4,500           4,442
Oesterreich Kontrollbank
   5.960% due 06/15/2000                                  1,000             987
Sumitomo Bank
   6.050% due 04/13/2000                                 10,400          10,382
   6.190% due 04/13/2000                                  6,000           5,990
Tyco International
   6.180% due 04/03/2000                                 10,000          10,000
   6.100% due 04/10/2000                                  8,000           7,991
U.S. West Capital Fund
   6.330% due 04/03/2000                                  8,500           8,500
Xerox Credit Corp.
   6.080% due 06/13/2000                                 25,000          24,688
                                                                   -------------
                                                                        258,045
                                                                   =============
Repurchase Agreement 0.9%
State Street Bank
   5.600% due 04/03/2000                                  6,665           6,664
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $6,801.
   Repurchased proceeds are $6,668.)
                                                                   -------------
                                                                          6,664
                                                                   -------------
Total Short-Term Instruments                                            274,709
(Cost $274,750)                                                    =============

Total Investments (a) 116.8%                                       $    828,011
(Cost $831,318)

Other Assets and Liabilities (Net) (16.8%)                             (119,010)
                                                                   -------------

Net Assets 100.0%                                                  $    709,001
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $831,129 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $      1,016

Aggregate gross unrealized depreciation for
all investments in which there was an excess of
tax cost over value.                                                     (4,134)
                                                                   -------------

Unrealized depreciation-net                                        $     (3,118)
                                                                   =============

(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                 Principal
                                    Amount                           Unrealized
                                Covered by           Settlement   Appreciation/
Type         Currency             Contract                Month  (Depreciation)
--------------------------------------------------------------------------------
Sell               BP                3,327              04/2000             (59)
Sell               N$                5,023              05/2000              23
                                                                   -------------
                                                                   $        (36)
                                                                   =============

(c) Principal amount denoted in indicated currency:

        BP - British Pound
        JY - Japanese Yen
        N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.600%

Broker: Warburg Dillon Read LLC
Exp. 01/15/2002                                    $     10,600    $        (24)

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                           5,000               0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           4,000               0

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                           5,000               0

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp.
6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                           5,000               0
                                                                   -------------
                                                                   $        (24)
                                                                   =============

(h) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                   Maturity           Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 6.000%               08/18/2016    $     37,813
Government National Mortgage Assn. 6.750%            09/20/2023           2,140
                                                                   -------------
                                                                   $     39,953
                                                                   =============

                                   2000 Annual Report See accompanying notes 107

Schedule of Investments
Money Market Fund
March 31, 2000
                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 122.1%
--------------------------------------------------------------------------------
Commercial Paper 113.5%
Abbott Laboratories
   6.020% due 05/02/2000                           $     10,900    $     10,847
Alcoa, Inc.
   5.800% due 04/24/2000                                 20,000          19,932
   5.880% due 05/16/2000                                  5,000           4,965
Associates First Capital Corp.
   6.090% due 06/29/2000                                  5,600           5,518
AT & T Corp.
   5.930% due 04/10/2000                                 17,700          17,680
Bank One Corp.
   5.920% due 06/14/2000                                 25,000          24,704
Bellsouth Telecom
   5.820% due 04/03/2000                                  5,000           5,000
   5.820% due 04/05/2000                                  5,000           4,998
British Telecom
   5.820% due 04/13/2000                                  1,500           1,498
CBA (de) Finance
   5.830% due 04/03/2000                                  1,700           1,700
   5.860% due 04/03/2000                                  4,500           4,500
CDC
   5.840% due 04/25/2000                                  2,500          24,911
Coca-Cola Co.
   5.920% due 05/15/2000                                  8,000           7,945
DaimlerChrysler AG
   5.820% due 04/19/2000                                 11,800          11,769
   6.100% due 06/29/2000                                 10,000           9,853
E.I. Du Pont de Nemours
   5.820% due 04/20/2000                                 23,100          23,037
   6.070% due 05/22/2000                                  1,900           1,884
Eastman Kodak Co.
   5.860% due 05/18/2000                                 20,500          20,350
Electricite De France
   5.800% due 04/07/2000                                  3,800           3,798
Federal Home Loan Mortgage Corp.
   5.990% due 05/23/2000                                 51,800          51,369
   5.940% due 06/15/2000                                  8,900           8,793
   5.950% due 06/15/2000                                  2,100           2,075
   6.020% due 06/29/2000                                 75,400          74,303
Florida Power Corp.
   5.830% due 04/04/2000                                 11,500          11,498
General Electric Capital Corp.
   5.930% due 05/19/2000                                  3,500           3,473
General Motors Acceptance Corp.
   5.840% due 04/19/2000                                  3,600           3,591
   5.890% due 05/16/2000                                 20,400          20,256
Goldman Sachs Group
   5.840% due 04/18/2000                                  4,800           4,788
Honeywell, Inc.
   6.000% due 04/26/2000                                  8,800           8,766
IBM Credit Corp.
   5.950% due 05/03/2000                                 23,000          22,886
Illinois Tool Works
   5.860% due 05/02/2000                                  9,000           8,958
KFW International Finance
   5.900% due 05/31/2000                                 18,000          17,829
   6.060% due 06/22/2000                                  1,400           1,381
Monsanto Co.
   6.070% due 06/14/2000                                  6,300           6,224
Motorola, Inc.
   6.040% due 05/26/2000                                 10,000           9,910
National Rural Utilities
   5.830% due 04/10/2000                                 22,000          21,975
Oesterreich Kontrollbank
   6.030% due 06/02/2000                                  2,700           2,673
Procter & Gamble Co.
   5.800% due 04/03/2000                                 13,900          13,900
Reseau Ferre De France
   5.900% due 06/05/2000                                 15,000          14,845
Southwestern Public Service
   6.050% due 05/05/2000                                 11,100          11,040
UBS Finance
   6.170% due 04/06/2000                                  5,400           5,396
   5.870% due 04/06/2000                                  8,400           8,396
Wal-Mart Stores
   5.850% due 06/01/2000                                 14,035          14,031
Walt Disney Co.
   5.860% due 05/17/2000                                 20,000          19,857
Xerox Credit Corp
   6.050% due 05/17/2000                                  4,000           3,970
   6.000% due 06/01/2000                                 10,000           9,902
   5.990% due 06/12/2000                                 11,000          10,872
Yorkshire Building Society
   5.970% due 06/02/2000                                  3,450           3,416
   5.960% due 06/13/2000                                 13,600          13,440
                                                                   -------------
                                                                        614,702
                                                                   =============
Repurchase Agreement 0.3%
State Street Bank
   5.600% due 04/03/2000                                  1,386           1,386
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $1,418.
   Repurchase proceeds are $1,387.)
                                                                   -------------
                                                                          1,386
                                                                   =============
Short-Term Notes 8.3%
Associated Corp. of North America
   9.125% due 04/01/2000                                  4,500           4,500
Federal Home Loan Mortgage Corp.
   5.876% due 05/18/2000                                 20,000          19,998
Ford Motor Credit Corp.
   9.500% due 04/15/2000                                  2,370           2,373
General Electric Capital Corp.
   6.050% due 05/26/2000                                 12,000          12,000
Merrill Lynch & Co.
   6.380% due 07/18/2000 (a)                              5,900           5,911
   6.700% due 08/01/2000 (a)                                400             401
                                                                   -------------
                                                                         45,183
                                                                   -------------
Total Short-Term Instruments                                            661,271
(Cost $661,271)                                                    =============

Total Investments 122.1%                                           $    661,271
(Cost $661,271)

Other Assets and Liabilities (Net) (22.1%)                             (119,748)
                                                                   -------------

Net Assets 100.0%                                                  $    541,523
                                                                   =============

(a) Variable rate security. The rate listed is as of March 31, 2000.

108 PIMCO Funds See accompanying notes

Schedule of Investments
Long-Term U.S. Government Fund
March 31, 2000
                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
CORPORATE BOND & NOTES 3.7%
-------------------------------------------------------------------------------
Banking & Finance 3.7%
AESOP Funding II LLC
   6.220% due 10/20/2001                                 $    3,000   $   2,999
Associates Corp. of North America
   5.800% due 04/20/2004                                      2,500       2,353
Bayerische Landesbank NY
   0.000% due 05/17/2000 (d)                                  1,000         982
Countrywide Home Loans
   6.850% due 06/15/2004                                      1,500       1,458
Goldman Sachs Group
   6.714% due 01/14/2002 (d)                                  3,000       3,021
Morgan Stanley, Dean Witter, Discover and Co.
   6.290% due 04/22/2004 (d)                                  2,500       2,498
                                                                      ---------
Total Corporate Bonds & Notes                                            13,311
(Cost $13,499)                                                        =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.4%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                  1,900       1,900
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                  1,000       1,000
   6.365% due 07/25/2004 (d)                                  1,235       1,230
   6.595% due 01/25/2007 (d)                                    666         664
                                                                      ---------
Total U.S. Government Agencies                                            4,794
(Cost $4,782)                                                         =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 77.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (b)
   3.625% due 07/15/2002 (c)                                 16,326      16,278
   3.375% due 01/15/2007                                      3,194       3,076
U.S. Treasury Bonds
  11.250% due 02/15/2015                                      7,800      11,537
   8.875% due 08/15/2017                                      4,100       5,245
   8.750% due 08/15/2020 (c)                                 81,300     105,206
   8.000% due 11/15/2021 (c)                                 32,200      39,214
   6.000% due 02/15/2026 (c)                                 25,100      24,824
   6.375% due 08/15/2027 (c)                                 45,600      47,467
   6.250% due 05/15/2030                                      2,100       2,221
U.S. Treasury Notes
   5.125% due 08/31/2000 (f)                                    835         831
U.S. Treasury Strips
   0.000% due 02/15/2019                                     64,800      20,816
                                                                      ---------
Total U.S. Treasury Obligations                                         276,715
(Cost $265,515)                                                       =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 84.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 32.5%
Bear Stearns Mortgage Securities, Inc.
   7.100% due 06/25/2024                                        385         364
   6.687% due 06/25/2030                                      1,012       1,023
California Federal Bank
   6.341% due 08/25/2030 (d)                                    712         708
Chase Mortgage Finance Corp.
   6.203% due 04/25/2025 (d)                                  2,463       2,504
CMC Securities Corp.
   6.000% due 02/25/2009                                        846         841
   6.150% due 05/25/2028 (d)                                  3,000       2,984
Countrywide Funding Corp.
   6.500% due 01/25/2009                                      1,000         991
Federal Home Loan Mortgage Corp.
   7.000% due 07/01/2002                                      1,233       1,225
   7.500% due 06/01/2004                                         46          46
   7.500% due 07/01/2004                                        595         595
   7.500% due 08/01/2004                                         84          83
   7.500% due 09/01/2004                                        211         211
   9.500% due 01/15/2005                                         36          36
   6.000% due 03/15/2007                                         27          27
   5.500% due 05/15/2007                                         28          28
   8.000% due 02/15/2015                                        409         415
   4.250% due 12/15/2021                                        541         500
   7.000% due 07/15/2022                                      1,071       1,035
   7.000% due 05/15/2023                                        226         216
   7.000% due 08/15/2023                                        324         310
   7.000% due 09/15/2023                                        783         728
   6.250% due 09/15/2023                                      5,000       4,640
   6.850% due 10/25/2023                                      1,674       1,619
   6.000% due 11/15/2023                                        950         829
   6.500% due 11/15/2023                                        891         777
   6.500% due 11/25/2023                                        618         518
   6.500% due 12/15/2023                                      1,017         899
   7.000% due 01/15/2024                                         97          89
   7.500% due 01/20/2024                                      2,522       2,519
   6.500% due 02/15/2024                                        115         101
   6.500% due 03/15/2024                                      1,126       1,016
   6.000% due 10/15/2024                                      2,706       2,643
   6.500% due 12/15/2024                                      3,444       3,391
   8.000% due 12/15/2024                                      1,000       1,007
   7.500% due 02/15/2025                                      2,380       2,377
Federal National Mortgage Assn.
   7.500% due 02/01/2004                                        410         409
   7.500% due 03/01/2004                                        267         267
   7.500% due 04/01/2004                                        333         332
   7.500% due 05/01/2004                                        502         500
   7.500% due 06/01/2004                                        445         443
   7.500% due 07/01/2004                                        520         518
   7.500% due 08/01/2004                                      1,230       1,224
   7.500% due 09/01/2004                                        223         222
   7.500% due 10/01/2004                                        243         242
   5.750% due 06/25/2006                                        104         104
   5.600% due 07/25/2006                                        102         101
   6.250% due 12/25/2013                                         76          70
   6.000% due 07/25/2015                                        741         738
   6.000% due 09/25/2016                                        131         131
   5.750% due 12/25/2016                                         35          35
   6.650% due 01/25/2017                                         49          48
   6.479% due 10/25/2017 (d)                                  3,621       3,604
   6.500% due 11/25/2017                                      3,340       3,326
   7.000% due 02/25/2020                                      2,000       1,982
   6.950% due 07/25/2020                                      1,651       1,613
   6.750% due 06/25/2021                                      4,253         398
   8.000% due 03/25/2022                                         10          10
   7.000% due 04/25/2022                                        849         778
   7.000% due 06/25/2022                                        409         386
   7.800% due 10/25/2022                                        495         492
   7.000% due 10/25/2022                                      1,186       1,110
   7.000% due 05/25/2023                                      1,349       1,274
   6.900% due 05/25/2023                                        552         512
   7.000% due 06/25/2023                                        542         515
   6.000% due 08/25/2023                                        137         111
   4.500% due 10/25/2023                                        219         126
   6.500% due 11/25/2023                                      2,000       1,805
   6.500% due 12/25/2023                                      3,726       3,268
   7.000% due 12/25/2023                                      1,538       1,432
   6.500% due 01/25/2024                                        203         181
   6.500% due 02/25/2024                                        295         248
   6.000% due 05/17/2027                                      2,500       2,146
   7.000% due 05/18/2027                                      1,537       1,343
   8.500% due 06/01/2027                                      1,113       1,136
   9.000% due 06/01/2027                                      1,723       1,786
   6.502% due 02/01/2028 (d)                                    539         560
First Boston Mortgage Securities Corp.
   7.300% due 07/25/2023                                      1,441       1,278
General Electric Capital Mortgage Services, Inc.
   9.000% due 09/25/2023                                        400         405
   6.500% due 10/25/2023                                      3,000       2,627
   6.500% due 01/25/2024                                      4,467       3,504
   6.500% due 03/25/2024                                        876         780
   7.000% due 10/25/2027                                        890         882
   6.650% due 05/25/2028                                      6,112       5,990
German American Capital Corp.
   7.000% due 08/12/2010                                      3,000       2,941


                                   2000 Annual Report See accompanying notes 109

Long-Term U.S. Government Fund
March 31, 2000
                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
Government National Mortgage Assn.
   7.000% due 03/16/2029                                 $       268  $     232
Independent National Mortgage Corp.
   8.539% due 01/25/2025 (d)                                      71         73
   6.930% due 05/25/2026                                         911        903
Mellon Residential Funding Corp.
   6.460% due 07/25/2029                                       1,897      1,834
Merrill Lynch Mortgage Investors, Inc.
   6.050% due 10/15/2008                                       2,750      2,668
Norwest Asset Securities Corp.
   6.750% due 10/25/2028                                         985        917
PHH Mortgage Services Corp.
   6.730% due 06/18/2011                                         870        868
PNC Mortgage Securities Corp.
   7.500% due 01/25/2015                                       1,467      1,456
   7.500% due 02/25/2027                                       1,775      1,749
   6.750% due 04/25/2028                                       3,000      2,828
Prudential Home Mortgage Securities
   7.625% due 02/25/2023                                          40         39
   6.950% due 09/25/2023                                          68         54
   6.500% due 01/25/2024                                       1,433      1,261
   8.000% due 06/25/2024                                         793        792
Residential Accredit Loans, Inc.
   7.000% due 02/25/2028                                       2,000      1,901
Residential Funding Mortgage Securities, Inc.
   8.344% due 03/25/2025 (d)                                      76         78
   7.750% due 09/25/2026                                       1,100      1,075
   7.500% due 04/25/2027                                       1,924      1,879
Resolution Trust Corp.
   7.000% due 09/25/2029                                       1,671      1,678
Vendee Mortgage Trust
   6.500% due 06/15/2024                                       2,178      1,990
                                                                      ---------
                                                                        115,503
                                                                      =========
Federal Home Loan Mortgage Corporation 9.4%
   6.250% due 12/15/2023                                         496        427
   6.341% due 01/01/2028 (d)                                   3,016      2,949
   6.500% due 11/15/2023-01/15/2028 (h)                        9,972      8,446
   6.758% due 09/01/2027 (d)                                   3,951      3,847
   6.898% due 06/01/2022 (d)                                      65         68
   6.930% due 01/01/2028 (d)                                   1,810      1,771
   6.964% due 10/01/2026 (d)                                   1,196      1,205
   7.000% due 04/14/2030                                       5,000      4,810
   7.355% due 02/01/2028 (d)                                   2,034      2,008
   7.414% due 05/01/2022 (d)                                     110        113
   7.500% due 10/01/2004                                       2,152      2,144
   7.711% due 12/01/2024 (d)                                   1,480      1,526
   8.000% due 05/01/2004                                       4,197      4,228
                                                                      ---------
                                                                         33,542
                                                                      =========
Federal Housing Administration 9.1%
   6.896% due 07/01/2020                                       3,767      3,541
   7.000% due 11/25/2019                                       4,616      4,600
   7.375% due 01/01/2018                                       1,778      1,695
   7.400% due 12/18/2018                                       1,574      1,501
   7.421% due 11/01/2019                                         120        120
   7.430% due 08/01/2019-06/01/2024 (h)                       19,470     19,416
   7.450% due 03/25/2022                                       1,669      1,665
                                                                      ---------
                                                                         32,538
                                                                      =========
Federal National Mortgage Association 14.3%
   6.500% due 03/01/2006-07/25/2010 (h)                        8,707      8,550
   6.633% due 12/01/2027 (d)                                   2,623      2,623
   6.790% due 10/01/2024 (d)                                   1,946      1,974
   6.888% due 08/01/2026 (d)                                     523        543
   6.893% due 08/01/2026 (d)                                     184        189
   7.000% due 03/01/2004-07/25/2023 (h)                       17,481     17,230
   7.056% due 11/01/2023 (d)                                   2,943      3,004
   7.197% due 04/01/2028 (d)                                   2,778      2,838
   7.378% due 01/01/2026 (d)                                     992      1,001
   7.478% due 05/01/2025 (d)                                   1,654      1,688
   8.084% due 10/01/2024 (d)                                     104        108
   8.500% due 09/01/2026-04/01/2028 (h)                        6,716      6,859
   9.000% due 07/01/2005-08/01/2021 (h)                        4,138      4,072
                                                                      ---------
                                                                         50,679
                                                                      =========
Government National Mortgage Association 15.9%
   6.375% due 02/20/2017-01/20/2028 (d)(h)                    16,338     16,425
   6.500% due 04/24/2030 (d)                                  16,000     15,854
   6.625% due 12/15/2000-02/15/2040 (h)                        2,000      1,907
   6.750% due 09/20/2017-09/20/2026 (d)(h)                     8,059      8,094
   6.800% due 09/15/2001-10/15/2040 (d)(h)                     1,757      1,734
   7.000% due 05/15/2002-10/15/2040 (d)(h)                     8,717      8,640
   7.125% due 12/20/2017-10/20/2027 (d)(h)                     3,839      3,887
                                                                      ---------
                                                                         56,541
                                                                      =========
Other Mortgage-Backed Securities 2.3%
Countrywide Funding Corp.
   7.000% due 05/25/2024                                       8,000      7,275
Resolution Trust Corp.
   6.472% due 05/25/2029 (d)                                     806        779
                                                                      ---------
                                                                          8,054
                                                                      =========
Stripped Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 03/15/2003                                       1,096        108
   6.500% due 11/15/2003                                       1,821        199
   7.000% due 02/15/2006                                          76          3
   6.500% due 08/15/2006                                          61          1
   6.500% due 10/15/2006                                         144         10
   6.500% due 11/15/2006                                         121          3
   8.191% due 02/15/2007                                           4         74
   7.500% due 06/15/2007                                         345         39
   6.500% due 10/15/2007                                       1,140         92
   6.000% due 10/15/2007                                         122          8
   6.500% due 11/15/2008                                         806        135
   7.000% due 12/15/2023                                       1,946        268
Federal National Mortgage Association (IO)
  11.876% due 08/25/2006                                           6         60
   6.500% due 02/25/2007                                          91          5
   6.500% due 07/25/2007                                       1,026         44
  11.980% due 08/25/2007                                           7        185
  10.146% due 09/25/2007                                           4         94
   6.500% due 08/25/2020                                         261         16
   6.500% due 09/25/2021                                         482         56
   7.000% due 12/25/2021                                         216         26
Federal National Mortgage Association (PO)
   0.000% due 03/25/2009                                       2,944      2,000
   0.000% due 09/25/2023                                       1,509        750
First Plus Home Loan Trust (PO)
   6.000% due 10/10/2000                                       1,200         41
Norwest Asset Securities Corp.(IO)
   7.250% due 02/25/2012                                       1,124        153
Residential Funding Mortgage Securities, Inc.(IO)
   5.000% due 06/25/2000                                       6,000         96
                                                                          4,466
                                                                      ---------
Total Mortgage-Backed Securities                                        301,323
(Cost $307,131)                                                       =========

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.2%
-------------------------------------------------------------------------------
Bear Stearns Mortgage Securities, Inc.
   6.350% due 08/25/2024                                       1,445      1,437
Chase Credit Card Master Trust
   6.777% due 05/15/2007                                       1,782      1,769
Chase Manhattan Corp
   6.750% due 08/25/2028                                       1,850      1,723
Discover Card Trust
   6.792% due 04/16/2010                                       1,325      1,298
Green Tree Floorplan Receivables Master Trust
   6.811% due 11/01/2004 (d)                                   3,000      3,018
Merrill Lynch Mortgage Investors, Inc.
   6.210% due 03/20/2017                                         982        978
Norwest Asset Securities Corp.
   6.750% due 07/25/2028                                       3,000      2,717
Oakwood Mortgage Investors, Inc.
   6.750% due 08/15/2027                                         969        967
Residential Funding Mortgage Securities, Inc.
   6.290% due 07/25/2013                                       2,730      2,703
SMS Student Loan Trust
   6.110% due 10/27/2025 (d)                                   2,000      1,956
                                                                      ---------
Total Asset-Backed Securities                                            18,566
(Cost $18,923)                                                        =========


110 PIMCO Funds See accompanying notes

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
-------------------------------------------------------------------------------
U.S. Treasury Bond June Futures (CBOT)
   Strike @ 90.000 Exp. 05/20/2000                       $        93  $       4
U.S. Treasury Note June Futures (CBOT)
   Strike @ 103.000 Exp. 05/20/2000                              456          7
U.S. Treasury Note June Futures (CBOT)
   Strike @ 105.000 Exp. 05/20/2000                              200          3
                                                                      ---------
Total Purchased Call Options                                                 14
(Cost $102)                                                           =========

-------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
-------------------------------------------------------------------------------
Eurodollar September Futures (CME)
   Strike @ 91.750 Exp. 09/18/2000                               890          4
                                                                      ---------
Total Purchased Put Options                                                   4
(Cost $11)                                                            =========

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.7%
-------------------------------------------------------------------------------
Certificates of Deposit 0.2%
Commerzbank AG
   6.200% due 05/10/2000                                         770        765
                                                                      ---------

Commercial Paper 3.2%
Abbott Laboratories
   6.020% due 05/02/2000                                      11,500     11,444
                                                                      ---------

Repurchase Agreement 1.0%
State Street Bank
   5.600% due 04/03/2000                                       3,486      3,486
   (Dated 03/31/2000. Collateralized by                               ---------
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $3,556.
   Repurchased proceeds are $3,488.)

U.S. Treasury Bills (f) 0.3%
   5.675% due 04/27/2000                                         982        978
                                                                      ---------

Total Short-Term Instruments                                             16,673
(Cost $16,673)                                                        =========

Total Investments (a) 177.7%                                          $ 631,400
(Cost $626,636)

Written Options (c) (0.2%)                                                 (664)
(Premium $579)

Other Assets and Liabilities (Net) (77.5%)                             (275,489)
                                                                      ---------

Net Assets 100.0%                                                     $ 355,247
                                                                      =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $626,838 was as follows:

Aggregate gross unrealized appreciation for all investments
in which there was an excess of value over tax cost.                  $  12,298

Aggregate gross unrealized depreciation for all investments
in which there was an excess of tax cost over value.                     (7,736)
                                                                      ---------

Unrealized appreciation-net                                           $   4,562
                                                                      =========

(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Premiums received on written options:

===============================================================================
                                                 # of
Type                                        Contracts    Premium          Value
-------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
Strike @ 98.00 Exp. 05/20/2000                      3   $      1        $     3

Put - CBOT U.S. Treasury Note June Futures
Strike @ 96.00 Exp. 05/20/2000                     17          5              1

Call - OTC U.S. Treasury Note
   6.125% due 08/2029
   Strike @ 96.06 Exp. 05/12/2000                 100        242            627

Put - OTC U.S. Treasury Note
   6.125% due 08/2029
   Strike @ 96.06 Exp. 05/12/2000                 100        242             26

Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 100.00 Exp. 05/20/2000                  2          1              1

Put - OTC U.S. Treasury Note
   5.500% due 08/2028
   Strike @ 84.03 Exp. 05/19/2000                 100         88              6
                                                        -----------------------
                                                        $    579        $   664
                                                        =======================

(f) Securities with an aggregate market value of $1,809 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                            # of  Appreciation/
Type                                                   Contracts (Depreciation)
-------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                           274  $        (259)
U.S. Treasury 5 Year Note (06/2000)                          486           (626)
U.S. Treasury 10 Year Note (06/2000)                         421         (1,154)
U.S. Treasury 30 Year Note (06/2000)                         149            615
                                                                  -------------
                                                                  $      (1,424)
                                                                  =============
(g) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                        Notional  Appreciation/
Type                                                      Amount (Depreciation)
-------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%

Broker: Goldman Sachs
Exp. 02/17/2005                                       $   60,000  $        (387)

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                            3,000              0


Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                            3,000              0


Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                            3,000              0
                                                                      ---------
                                                                      $    (387)
                                                                      =========

                                   2000 Annual Report See accompanying notes 111

Long-Term U.S. Government Fund
March 31, 2000


===============================================================================
                             Fixed
                              Rate                 Notional          Unrealized
Type                           (%)                   Amount        Appreciation
-------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year
Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005             1.0850                $   9,500        $        114

Broker: Goldman Sachs
Exp. 02/16/2005             1.1120                   24,400                 265

Broker: Goldman Sachs
Exp. 08/14/2000             1.1500                    4,000                   8

Broker: Goldman Sachs
Exp. 08/14/2000             1.1500                   13,900                  28

Receive the 10-year Swap Spread and pay a fixed spread. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year
Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005             0.8675                   14,500                 238
                                                                      ---------
                                                                      $     653
                                                                      =========
(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.


112 PIMCO Funds See accompanying notes

Schedule of Investments
High Yield Fund
March 31, 2000
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 83.8%
--------------------------------------------------------------------------------
Banking & Finance 7.9%
Amethyst Financial Co. Ltd.
  11.750% due 10/29/2001                               $    5,000     $    5,000
Arvin Capital
   9.500% due 02/01/2027                                   19,000         18,201
Bay View Capital Corp.
   9.125% due 08/15/2007                                    6,700          5,276
CMS Energy
  10.875% due 12/15/2004                                    1,250          1,200
Crown Castle International Corp.
  13.250% due 11/15/2007                                    2,250          1,564
DLJ Secured Loan Trust
   10.125% due 07/07/2007                                  10,000          9,850
Forest City Enterprises
   8.500% due 03/15/2008                                   12,350         11,053
Frontiervision LP
   11.000% due 10/15/2006                                   2,000          2,065
Fuji Bank
   9.870% due 12/31/2049 (b)                               36,000         35,820
General Motors Acceptance Corp.
   6.165% due 04/29/2002 (b)                                  800            800
Golden State Holdings
   7.000% due 08/01/2003                                      205            189
   7.125% due 08/01/2005                                      870            770
Host Marriott LP
   8.375% due 02/15/2006                                    5,060          4,579
Mercury Finance Co.
  10.000% due 03/23/2001                                   37,200         36,084
  10.743% due 03/23/2001                                   21,350         20,710
Nextel Partners, Inc.
   0.000% due 02/01/2009 (c)                               17,750         11,360
Presidential Life Insurance Corp.
   7.875% due 02/15/2009                                   12,750         11,640
Project Orange Funding
  10.500% due 09/15/2007                                    2,806          2,722
Reliance Group Holdings
   9.000% due 11/15/2000                                    4,778          4,479
Stone Container Corp.
  11.500% due 08/15/2006                                    4,850          5,098
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (b)                               30,300         30,332
Telewest Credit Link
  10.875% due 02/07/2005                                    5,000          5,077
Trizec Finance Ltd.
  10.875% due 10/15/2005                                   17,461         17,548
Willis Corroon Corp.
   9.000% due 02/01/2009                                   13,700         10,207
                                                                      ----------
                                                                         251,624
                                                                      ==========
Industrials 67.9%
Abbey Healthcare Group
   9.500% due 11/01/2002                                   11,945         11,617
Adelphia Business Solution
  12.250% due 06/01/2004                                    6,500          6,760
Advanced Lighting
   8.000% due 03/15/2008                                   10,425          8,783
AEI Holding Co.
  10.500% due 12/15/2005                                   11,380          2,504
Agriculture Minerals & Chemicals
  10.750% due 09/30/2003                                    3,000          2,325
Airtrust
   0.000% due 06/01/2013                                   12,942          4,790
Allied Waste Industries, Inc.
   7.875% due 03/15/2005                                    2,000          1,813
Allied Waste North America, Inc.
   7.375% due 01/01/2004                                   15,100         12,986
   7.625% due 01/01/2006                                   19,525         16,108
   7.875% due 01/01/2009                                   15,250         12,200
American Airlines
  10.610% due 03/04/2010                                      650            740
American Axle & Manufacturing, Inc.
   9.750% due 03/01/2009                                    8,550          8,251
American Standard, Inc.
   7.125% due 02/15/2003                                      200            190
   7.375% due 02/01/2008                                    8,700          7,874
   9.250% due 12/01/2016                                    4,778          4,718
Amerigas Partners LP
  10.125% due 04/15/2007                                    3,000          3,060
Amphenol Corp.
   9.875% due 05/15/2007                                    7,095          7,271
Applied Power, Inc.
   8.750% due 04/01/2009                                   19,280         19,810
Archibald Candy Corp.
  10.250% due 07/01/2004                                    4,000          3,790
AT&T Canada, Inc.
  10.625% due 11/01/2008                                    9,600         10,718
Ball Corp.
   7.750% due 08/01/2006                                    8,750          8,247
   8.250% due 08/01/2008                                    7,600          7,030
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                    5,031          4,810
   7.450% due 03/04/2008                                   16,470         15,226
Benedek Communications Corp.
   0.000% due 05/15/2006 (c)                                1,500          1,343
Beverly Enterprises, Inc.
   9.000% due 02/15/2006                                   18,075         15,545
Browning-Ferris Industries, Inc.
   6.100% due 01/15/2003                                    4,100          3,700
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                   10,129          9,268
Building Materials Corp.
   7.750% due 07/15/2005                                   15,967         14,171
   8.625% due 12/15/2006                                    1,235          1,167
   8.000% due 10/15/2007                                    2,067          1,798
   8.000% due 12/01/2008                                   23,250         20,053
Cadmus Communications Corp.
   9.750% due 06/01/2009                                    5,600          5,474
Call-Net Enterprises, Inc.
   8.000% due 08/15/2008                                    6,900          4,865
   9.375% due 05/15/2009                                    5,400          4,077
Canadian Forest Oil Ltd.
   8.750% due 09/15/2007                                    4,900          4,545
Century Communications Corp.
   9.500% due 08/15/2000                                      600            602
   0.000% due 03/15/2003                                   12,437          9,141
   8.750% due 10/01/2007                                    3,800          3,496
CF Cable TV, Inc.
   9.125% due 07/15/2007                                    9,000          9,557
Charter Communications Holding LLC
   8.250% due 04/01/2007                                   13,750         12,358
   10.000% due 04/01/2009                                  17,850         17,315
Chattem, Inc.
   8.875% due 04/01/2008                                    4,950          4,208
Circus Circus Enterprises
   6.750% due 07/15/2003                                   20,500         18,348
   9.250% due 12/01/2005                                    6,100          5,826
Clark R & M, Inc.
   8.375% due 11/15/2007                                    3,000          2,205
Clearnet Communications
   0.000% due 05/01/2009 (c)                                6,000          3,405
Columbus McKinnon
   8.500% due 04/01/2008                                   17,500         15,575
Consolidated Container
  10.125% due 07/15/2009                                    7,650          7,574
Container Corp. of America
   9.750% due 04/01/2003                                    1,000          1,010
  11.250% due 05/01/2004                                    3,770          3,845
Continental Cablevision
   9.500% due 08/01/2013                                   10,000         10,908
Cross Timbers Oil Co.
   9.250% due 04/01/2007                                    4,440          4,218


                                 2000 Annual Report See accompanying notes   113

High Yield Fund
March 31, 2000
                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
CSC Holdings, Inc.
   9.250% due 11/01/2005                                $   1,000      $   1,005
   9.875% due 05/15/2006                                      850            869
   7.875% due 12/15/2007                                      100             97
   7.250% due 07/15/2008                                       50             46
   9.875% due 02/15/2013                                    6,100          6,222
   7.875% due 02/15/2018                                    9,000          8,418
   9.875% due 04/01/2023                                    4,037          4,118
Cumberland Farms
  10.500% due 10/01/2003                                    5,906          5,581
Dade International, Inc.
  11.125% due 05/01/2006                                    1,400          1,330
Delta Air Lines, Inc.
  10.790% due 03/26/2014                                    2,264          2,472
Diamond Cable Communication Co.
  13.250% due 09/30/2004                                    2,000          2,130
   0.000% due 12/15/2005 (b)(c)                            10,000          9,400
Diamond Cable Communications Co.
  10.750% due 02/15/2007                                   10,100          7,777
Dunlop Stand Aerospace Holdings
  11.875% due 05/15/2009                                    3,900          3,959
Echostar Communications Corp.
   9.250% due 02/01/2006                                   33,687         32,508
   9.375% due 02/01/2009                                    6,875          6,669
Embotelladora Arica SA
   9.875% due 03/15/2006                                   22,000         22,777
Emmis Communications Corp.
   8.125% due 03/15/2009                                    7,750          7,245
Energis PLC
   9.750% due 06/15/2009                                    7,500          7,463
Extended Stay America
   9.150% due 03/15/2008                                   11,500         10,293
Extendicare Health Services
   9.350% due 12/15/2007                                    5,950          3,273
EZ Communication, Inc.
   9.750% due 12/01/2005                                    2,500          2,653
Federal-Mogul Corp.
   7.500% due 07/01/2004                                   29,000         25,175
   7.375% due 01/15/2006                                      150            122
   7.750% due 07/01/2006                                   11,350          9,293
Ferrellgas Partners LP
   9.375% due 06/15/2006                                   14,436         14,147
Fisher Scientific International
   7.125% due 12/15/2005                                   13,750         11,963
   9.000% due 02/01/2008                                   36,795         33,666
Flag Telecom Holding Ltd.
  11.625% due 03/30/2010                                   20,200         19,190
Focal Communications
  11.875% due 01/15/2010                                    3,400          3,434
Forest Oil Corp.
  10.500% due 01/15/2006                                    3,585          3,639
Fox/Liberty Networks LLC
   0.000% due 08/15/2007 (c)                                9,750          7,849
Fred Meyer, Inc.
   7.450% due 03/01/2008                                      400            387
Garden State Newspapers
   8.750% due 10/01/2009                                   22,428         20,073
   8.625% due 07/01/2011                                    8,900          7,821
Georgia Gulf Corp.
   7.625% due 11/15/2005                                    1,250          1,189
Global Crossing Ltd.
   6.000% due 10/15/2003                                   10,085          9,348
Globalstar LP
  11.375% due 02/15/2004                                      100             38
  11.250% due 06/15/2004                                    1,500            570
Globe Telecom
  13.000% due 08/01/2009                                    5,100          5,636
Golden Northwest Aluminum
  12.000% due 12/15/2006                                    2,850          2,978
Grupo Televisa SA
  11.375% due 05/15/2003                                    1,300          1,443
  11.875% due 05/15/2006                                      500            593
  13.250% due 05/15/2008 (c)                                6,475          6,394
Gulf Canada Resources
   9.250% due 01/15/2004                                   10,975         11,095
   9.625% due 07/01/2005                                    1,680          1,684
   8.375% due 11/15/2005                                    4,000          3,900
Harnischfeger Industrial, Inc.
   8.900% due 03/01/2022                                    4,300          1,828
   7.250% due 12/15/2025                                    7,500          3,188
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                                    5,400          5,022
   7.500% due 01/15/2009                                   20,675         19,111
HMH Properties, Inc.
   7.875% due 08/01/2005                                   24,270         21,449
   8.450% due 12/01/2008                                    6,350          5,548
Hollinger International Publishing
   9.250% due 02/01/2006                                    4,400          4,136
Holmes Products Corp.
   9.875% due 11/15/2007                                    2,950          2,080
Horseshoe Gaming Holding
   8.625% due 05/15/2009                                   21,200         19,504
HS Resources, Inc.
   9.875% due 12/01/2003                                    1,000            990
   9.250% due 11/15/2006                                    5,250          5,053
Huntsman Corp.
   9.500% due 07/01/2007                                   12,700         11,398
Huntsman Packaging Corp.
   9.125% due 10/01/2007                                    9,550          9,073
Impsat Corp.
  12.375% due 06/15/2008                                   10,900          9,565
Intermedia Communications, Inc.
   0.000% due 05/15/2006 (c)                               31,535         29,564
International Game Technology
   7.875% due 05/15/2004                                   14,700         13,781
   8.375% due 05/15/2009                                   14,000         12,810
ISP Holdings, Inc.
   9.750% due 02/15/2002                                      250            238
   9.000% due 10/15/2003                                   22,370         21,531
ITC Deltacom, Inc.
  11.000% due 06/01/2007                                    5,385          5,573
ITT Corp.
   6.250% due 11/15/2000                                    1,500          1,477
J Seagram & Sons
   6.526% due 04/10/2000 (b)                                1,900          1,872
J.Q. Hammons Hotels
   8.875% due 02/15/2004                                    3,200          2,848
Jones Intercable, Inc.
   8.875% due 04/01/2007                                    5,060          5,277
JPS Automotive Products
  11.125% due 06/15/2001                                    6,500          6,663
Jupiters Ltd.
   8.500% due 03/01/2006                                   12,600         11,750
K Mart Corp.
  12.350% due 01/01/2008                                    4,026          4,061
   8.800% due 07/01/2010                                    1,250          1,198
   9.350% due 01/02/2020                                   14,911         13,688
   9.780% due 01/05/2020                                    9,575          9,832
K-III Communications Co.
   8.500% due 02/01/2006                                    9,940          9,493
KPNQWest BV
   8.125% due 06/01/2009                                   32,000         30,880
L-3 Communications Corp.
  10.375% due 05/01/2007                                    6,450          6,433
Lear Corp.
   8.250% due 02/01/2002                                    6,410          6,282
Lenfest Communications
   8.375% due 11/01/2005                                   10,650         11,095
  10.500% due 06/15/2006                                      525            587
Level 3 Communications, Inc.
  11.000% due 03/15/2008                                    5,500          5,280
   9.125% due 05/01/2008                                   31,450         27,126
Levi Strauss & Co.
   6.800% due 11/01/2003                                   27,350         18,051
Leviathan Gas Corp.
  10.375% due 06/01/2009                                    2,925          2,998


114   PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount         Value
                                                            (000s)        (000s)
--------------------------------------------------------------------------------
Lin Holdings Corp.
   0.000% due 03/01/2008 (b)                           $    19,250   $    11,887
Lin Television Corp.
   8.375% due 03/01/2008                                     9,300         8,091
Lyondell Chemical Co.
   9.625% due 05/01/2007                                    28,150        26,883
Magnum Hunter Resources, Inc.
  10.000% due 06/01/2007                                     1,900         1,682
Mail-Well Corp.
   8.750% due 12/15/2008                                    20,030        17,526
Mark IV Industries, Inc.
   7.500% due 09/01/2007                                     6,730         6,190
Market Hub Partners
   8.250% due 03/01/2008                                    11,580        10,712
Marsh Supermarkets, Inc.
   8.875% due 08/01/2007                                     9,500         8,835
McDermott, Inc.
   9.375% due 03/15/2002                                     4,955         4,494
McLeodUSA, Inc.
   0.000% due 03/01/2007 (c)                                43,325        34,118
   8.375% due 03/15/2008                                     5,100         4,590
   9.500% due 11/01/2008                                    13,625        13,080
   8.125% due 02/15/2009                                     4,837         4,281
Metromedia Fiber Network, Inc.
  10.000% due 11/15/2008                                    14,795        14,129
  10.000% due 12/15/2009                                    15,100        14,477
Metronet Communications
   0.000% due 06/15/2008 (c)                                16,475        13,156
MGM Grand, Inc.
   6.950% due 02/01/2005                                    31,170        28,643
MJD Communications, Inc.
   9.500% due 05/01/2008                                     7,875         7,324
Navistar International Corp.
   8.000% due 02/01/2008                                     2,023         1,886
Newpark Resources, Inc.
   8.625% due 12/15/2007                                     4,050         3,503
Nextel Communications
   9.375% due 11/15/2009                                    51,250        47,406
Nextlink Communications, Inc.
  10.750% due 06/01/2009                                    11,425        10,968
NL Industries, Inc.
  11.750% due 10/15/2003                                     1,950         2,021
Nortek, Inc.
   9.875% due 03/01/2004                                     2,205         2,078
   8.875% due 08/01/2008                                     1,500         1,350
NTL, Inc.
  12.750% due 04/15/2005                                       700           711
   0.000% due 02/01/2006 (c)                                21,350        19,749
  11.500% due 10/01/2008                                     7,400         7,622
Nuevo Grupo Iuscell
  10.000% due 07/15/2004                                     1,000           983
Octel Developments PLC
  10.000% due 05/01/2006                                       900           878
Orion Network Systems, Inc.
   0.000% due 01/15/2007 (c)                                23,100        10,742
  11.250% due 01/15/2007                                    14,625         9,872
P&L Coal Holdings
   8.875% due 05/15/2008                                    28,800        26,136
Packaging Corp. of America
   9.625% due 04/01/2009                                     9,525         9,430
Packard Bioscience Co.
   9.375% due 03/01/2007                                     4,350         3,893
Perry-Judd
  10.625% due 12/15/2007                                     4,270         3,277
Petroleos Mexicanos
   8.402% due 07/15/2005 (b)                                 8,600         8,493
   9.375% due 12/02/2008                                     8,000         8,220
Pharmerica, Inc.
   8.375% due 04/01/2008                                    15,650         9,547
Phar-Mor, Inc.
  11.720% due 09/11/2002                                     7,005         5,989
Physician Sales and Service, Inc.
   8.500% due 10/01/2007                                     9,250         8,556
Piedmont Aviation
  10.250% due 03/28/2005                                       821           820
Pioneer National Resources
   8.875% due 04/15/2005                                    20,100        20,062
   8.250% due 08/15/2007                                     5,750         5,536
   6.500% due 01/15/2008                                     6,950         5,997
Players International, Inc.
  10.875% due 04/15/2005                                       250           261
Polymer Group, Inc.
   9.000% due 07/01/2007                                    19,278        16,868
   8.750% due 03/01/2008                                    12,950        11,461
Price Communications Wireless, Inc.
   9.125% due 12/15/2006                                     2,125         2,072
Pride International, Inc.
   9.375% due 05/01/2007                                     3,100         2,984
Primedia, Inc.
  10.250% due 06/01/2004                                     4,000         4,100
   7.625% due 04/01/2008                                     8,250         7,466
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (c)                                13,040        10,631
   0.000% due 02/01/2008 (c)                                10,550         8,176
R & B Falcon Corp.
   6.500% due 04/15/2003                                     7,500         6,863
   9.250% due 04/15/2005                                     2,500         2,188
R.H. Donnelly, Inc.
   9.125% due 06/01/2008                                     5,175         4,942
Racers
   8.375% due 10/01/2007                                    22,042        20,004
Renaissance Media Group
   0.000% due 04/15/2008 (c)                                21,250        14,131
Rogers Cablesystems Ltd.
  10.000% due 03/15/2005                                     4,000         4,180
Rogers Cantel Mobile Communications, Inc.
   9.375% due 06/01/2008                                    23,250        23,657
Rogers Cantel, Inc.
   8.800% due 10/01/2007                                     1,350         1,316
   8.300% due 10/01/2007                                       287           291
Safety-Kleen Services
   9.250% due 06/01/2008                                    29,475         3,979
   9.250% due 05/15/2009                                    15,000         1,350
Salem Communications
   9.500% due 10/01/2007                                     5,400         5,049
Satelites Mexicanos
  10.030% due 06/30/2004 (b)                                 7,881         6,502
  10.125% due 11/01/2004                                     1,500         1,189
SC International Services, Inc.
   9.250% due 09/01/2007                                    19,450        18,040
Scotia Pacific Co. LLC
   7.710% due 01/20/2014                                       180           150
Sequa Corp.
   9.000% due 08/01/2009                                     7,550         7,040
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                    16,683        15,682
Smithfield Foods
   7.625% due 02/15/2008                                     5,950         5,176
Smith's Food & Drug Centers, Inc.
   8.640% due 07/02/2012                                     8,815         9,170
   9.200% due 07/02/2018                                     7,250         7,613
Station Casinos, Inc.
  10.125% due 03/15/2006                                     2,000         2,015
   9.750% due 04/15/2007                                     6,850         6,730
   8.875% due 12/01/2008                                     4,000         3,700
Sterling Chemicals, Inc.
  12.375% due 07/15/2006                                    10,500        10,763
Stone Container Corp.
   9.875% due 02/01/2001                                     2,000         2,008
  10.750% due 10/01/2002                                    10,150        10,289
  11.500% due 10/01/2004                                     2,000         2,093
Telewest Communications plc
   9.625% due 10/01/2006                                    11,250        10,913
   0.000% due 10/01/2007 (b)(c)                             10,949        10,291
   9.250% due 04/15/2009                                    20,500        11,993
   9.875% due 02/01/2010                                     6,750         6,640


                                 2000 Annual Report See accompanying notes   115

High Yield Fund
March 31, 2000
                                                          Principal
                                                           Amount         Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
   7.875% due 01/15/2003                               $    1,000     $      963
   8.625% due 12/01/2003                                    1,500          1,471
   8.000% due 01/15/2005                                    6,595          6,265
   8.625% due 01/15/2007                                    3,500          3,325
   7.625% due 06/01/2008                                   20,090         17,982
TFM SA de CV
   0.000% due 06/15/2009 (c)                                7,800          5,480
Tierra Industries
  10.500% due 06/15/2005                                    2,000          1,500
Total Renal Care Holdings
   7.000% due 05/15/2009                                   20,100         11,759
Trans-Resources, Inc.
   0.000% due 03/15/2008 (c)                                5,250          1,286
  10.750% due 03/15/2008                                   14,650          8,863
Triad Hospitals, Inc.
  11.000% due 05/15/2009                                    2,595          2,614
TV Guide, Inc.
   8.125% due 03/01/2009                                   18,223         18,041
U.S. Air, Inc.
   9.625% due 09/01/2003                                   16,083         14,860
   9.330% due 01/01/2006                                    5,411          5,633
Unisys Corp.
  12.000% due 04/15/2003                                    3,937          4,176
   7.875% due 04/01/2008                                    4,000          3,800
United Defense Industry, Inc.
   8.750% due 11/15/2007                                    4,000          3,710
United Pan-Europe Communications NV
  10.650% due 11/01/2007                                   11,500         10,753
   0.000% due 02/01/2009 (c)                                6,690          4,047
  10.875% due 08/01/2009                                   14,300         13,228
  13.750% due 02/01/2010                                    8,500          4,293
Vectura Group, Inc.
  10.250% due 06/30/2008                                      275            235
Vintage Petroleum
   9.000% due 12/15/2005                                   10,490         10,202
   9.750% due 06/30/2009                                    6,350          6,317
Voicestream Wireless Corp.
  10.375% due 11/15/2009                                    9,200          9,200
Western Gas Resources, Inc.
  10.000% due 06/15/2009                                    7,100          7,207
Westinghouse Air Brake
   9.375% due 06/15/2005                                    4,685          4,580
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                                    6,000          5,270
   7.875% due 06/15/2008                                   17,450         14,638
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                    6,100          6,100
  10.700% due 10/01/2007                                    4,600          4,606
  10.875% due 10/01/2009                                    5,750          5,707
World Color Press, Inc.
   8.375% due 11/15/2008                                   13,650         13,659
   7.750% due 02/15/2009                                    3,750          3,595
Worldwide Fiber, Inc.
  12.000% due 08/01/2009                                    7,250          6,888
Young Broadcasting, Inc.
   9.000% due 01/15/2006                                   20,200         18,281
   8.750% due 06/15/2007                                    4,510          3,969
                                                                      ----------
                                                                       2,153,775
                                                                      ==========
Utilities 8.0%
AES Corp.
  10.250% due 07/15/2006                                    6,264          6,106
   8.500% due 11/01/2007                                    7,300          6,423
   9.500% due 06/01/2009                                    1,350          1,303
Alestra SA
  12.125% due 05/15/2006                                   12,100         12,130
Azurix Corporation
  10.375% due 02/15/2007                                   22,350         22,350
Bayan Telecommunications
  13.500% due 07/15/2006                                    2,000          1,690
Beaver Valley Funding Corp.
   9.000% due 06/01/2017                                   29,800         30,440
Calpine Corp.
   9.250% due 02/01/2004                                   13,000         13,098
  15.000% due 03/15/2004                                   10,000         11,035
   7.625% due 04/15/2006                                    4,500          4,185
   8.750% due 07/15/2007                                   15,600         15,553
   7.875% due 04/01/2008                                    8,287          7,800
   7.750% due 04/15/2009                                      800            743
Chesapeake Energy Corp.
   9.625% due 05/01/2005                                    1,000            933
CMS Energy
   8.125% due 05/15/2002                                    4,537          4,473
   7.000% due 01/15/2005                                    9,500          8,682
Flag Ltd.
   8.250% due 01/30/2008                                   19,212         17,099
ITC Deltacom, Inc.
   8.875% due 03/01/2008                                   13,300         12,552
L-3 Communication Corp.
   8.500% due 05/15/2008                                      400            359
Mastec, Inc.
   7.750% due 02/01/2008                                    7,250          6,688
MJD Communications, Inc.
  10.321% due 05/01/2008 (b)                                4,500          4,336
Nextlink Communications, Inc.
  10.500% due 12/01/2009                                   10,000          9,525
Philippine Long Distance Telephone Co.
  10.500% due 04/15/2009                                   11,550         11,384
Qwest Communications International, Inc.
   7.500% due 11/01/2008                                    7,500          7,290
Rural Cellular Corp.
   9.625% due 05/15/2008                                   12,300         11,870
Telekomunikacja Polska SA
   7.750% due 12/10/2008                                   13,950         13,542
Telewest Communication PLC
  11.250% due 11/01/2008                                    1,000          1,025
Wilmington Trust Co. - Tucson Electric
  10.211% due 01/01/2009 (d)                                  500            515
  10.732% due 01/01/2013 (d)                                8,866          9,162
                                                                      ----------
                                                                         252,291
                                                                      ----------
Total Corporate Bonds & Notes                                          2,657,690
(Cost $2,910,616)                                                     ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Hawaii 0.0%
Hawaii State Airports System Revenue,
(MBIA Insured), Series 1991
   7.875% due 08/01/2008                                    1,000            848
                                                                      ----------
Total Municipal Bonds & Notes                                                848
(Cost $872)                                                           ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.3%
Asset Securitization Corp.
   7.384% due 08/13/2029                                    1,500          1,413
Federal Deposit Insurance Corp.
   7.064% due 11/25/2026 (b)                                  400            352
Green Tree Financial Corp.
   8.000% due 07/15/2018                                    7,000          6,490
LTC Commercial Corp.
   7.970% due 04/15/2028                                    5,062          4,687
NationsBanc Mortgage Capital Corp.
   8.035% due 05/25/2028 (b)                                3,835          2,699
NationsLink Funding Corp.
   7.105% due 01/20/2013                                   10,500          7,796
Red Mountain Funding Corp.
   9.150% due 11/28/2027                                    5,727          4,628
Resolution Trust Corp.
   9.050% due 08/25/2023                                       14             14
   6.900% due 02/25/2027                                    6,213          5,660
   7.000% due 05/25/2027                                    5,862          5,776
                                                                      ----------
                                                                          39,515
                                                                      ==========


116  PIMCO Funds See accompanying notes

                                                          Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 1.2%
LTC Commercial Corp.
   9.200% due 08/04/2023                                 $    3,235  $     3,288
Resolution Trust Corp.
   7.408% due 09/25/2020 (b)                                    253          238
Sasco Floating Rate Commercial Mortgage
   6.364% due 04/25/2003 (b)                                 34,800       32,196
Structured Asset Securities Corp.
   7.050% due 11/25/2007                                      4,000        3,571
                                                                     -----------
                                                                          39,293
                                                                     ===========
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (IO)
   6.000% due 07/25/2005                                        222            2
   7.000% due 07/25/2008                                      2,832          351
   6.500% due 06/25/2017                                        686           21
   7.000% due 04/25/2019                                     12,000        1,062
   7.000% due 12/25/2021                                      4,325          527
Fund America (IO)
   9.590% due 10/20/2021                                          7           18
                                                                     -----------
                                                                           1,981
                                                                     -----------
Total Mortgage-Backed Securities                                          80,789
(Cost $83,023)                                                       ===========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.0%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
  10.875% due 03/15/2019                                     28,256       23,914
AM-FM, Inc.
   8.750% due 06/15/2007                                      5,650        5,650
  12.750% due 02/01/2009                                      5,550        4,967
Amresco Residential Securities Mortgage Loan Trust
   7.875% due 09/25/2028 (b)                                  4,250        4,091
Apria Healthcare Group, Inc.
   9.640% due 08/09/2001                                      4,683        4,577
Charter Commercial Holdings LLC
   8.540% due 03/31/2008                                      2,297        2,278
   8.580% due 03/31/2008                                      2,703        2,680
Columbia/HCA Healthcare
   6.125% due 12/15/2000                                      2,000        1,965
   7.880% due 09/15/2001                                     20,000       19,649
   6.910% due 06/15/2005                                      1,250        1,134
   7.000% due 07/01/2007                                      3,350        2,954
   8.360% due 04/15/2024                                      6,000        5,517
   6.730% due 07/15/2045                                      5,000        4,635
Conseco Finance
   9.300% due 10/15/2030                                     10,000       10,094
Crown Castle
   8.840% due 03/31/2008                                      3,000        2,995
Huntsman Corp.
   8.830% due 12/31/2005                                      3,000        2,993
Jefferson Smurfit
   9.375% due 03/31/2006                                        756          756
Lyondell Petroleum
   9.613% due 12/31/2003 (b)                                 18,810       18,959
Morgan Stanley Aircraft Finance
   8.700% due 03/15/2023                                     21,750       18,957
Rural Cellular Corp.
   8.989% due 10/30/2008                                      2,500        2,489
   9.239% due 04/30/2009                                      2,500        2,489
Stone Container Corp.
   9.383% due 10/01/2005                                        710          709
   9.633% due 10/01/2005                                      1,290        1,288
TFM SA de CV
  10.220% due 06/30/2003 (b)                                  3,591        3,515
Triad Hospitals, Inc.
   9.950% due 12/31/2005 (b)                                  1,975        1,973
  10.120% due 12/31/2005                                      7,950        7,941
                                                                     -----------
Total Asset-Backed Securities                                            159,169
(Cost $168,071)                                                      ===========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.4%
--------------------------------------------------------------------------------
United Mexican States
   9.875% due 02/01/2010                                     10,000       10,600
                                                                     -----------
Total Sovereign Issues                                                    10,600
(Cost $9,957)                                                        ===========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Industrial 1.0%
Hercules Trust VI
   8.625% due 12/29/2000 (b)                                 25,550       25,543
Pride International, Inc.
   0.000% due 04/24/2018                                     11,750        5,301
                                                                     -----------
Total Convertible Bonds & Notes                                           30,844
(Cost $29,141)                                                       ===========

--------------------------------------------------------------------------------
PREFERRED STOCK 3.2%
--------------------------------------------------------------------------------
                                                            Shares
CSC Holdings, Inc.
  11.125% due 04/02/2008                                    188,674       20,283
Fresenius Medical Care
   7.875% due 02/01/2008                                     43,400       38,679
   9.000% due 12/01/2006                                     29,995       28,495
Newscorp Overseas Ltd.
   8.625% due 12/31/2049                                    133,200        2,614
Primedia, Inc.
   9.200% due 11/01/2009                                     70,000        6,317
   8.625% due 04/01/2010                                     50,000        4,313
Sig Capital Trust
   9.500% due 08/15/2027                                      7,000        1,593
                                                                     -----------
Total Preferred Stock                                                    102,294
(Cost $117,760)                                                      ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.1%
--------------------------------------------------------------------------------
                                                          Principal
                                                             Amount
                                                             (000s)
Commercial Paper 2.1%
Abbott Laboratories
   6.500% due 01/26/2001                                 $    6,500        6,468
Province of British Columbia
   6.100% due 06/01/2000                                      2,700        2,672
Dominion Residential, Inc.
   6.150% due 05/01/2000                                     13,700       13,634
Exxon Mobil
   6.050% due 04/14/2000                                     14,000       13,974
Heinz Corp.
   6.050% due 05/03/2000                                      1,600        1,592
   6.050% due 05/17/2000                                      3,600        3,573
Motorola, Inc.
   6.090% due 06/30/2000                                     13,500       13,294
Oesterreich Konterbank
   6.080% due 06/15/2000                                      6,200        6,120
Reseau Ferre De France
   6.120% due 05/30/2000                                      1,600        1,584
   6.120% due 06/05/2000                                      3,000        2,968
Xerox Credit Corp.
   6.090% due 06/06/2000                                      1,000          989
                                                                     -----------
Total Short-Term Instruments                                              66,868
(Cost $66,880)                                                       ===========

Total Investments (a) 98.1%                                          $ 3,109,102
(Cost $3,386,320)

Other Assets and Liabilities (Net) 1.9%                                   61,291
                                                                     -----------

Net Assets 100.0%                                                    $ 3,170,393
                                                                     ===========


                                   2000 Annual Report See accompanying notes 117

High Yield Fund
March 31, 2000

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,387,281 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $    15,845

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (294,024)
                                                                    ------------

Unrealized depreciation-net                                         $  (278,179)
                                                                    ============

(b) Variable rate security. The rate listed is as of March 31, 2000.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.





118 PIMCO Funds See accompanying notes

Schedule of Investments
Total Return Mortgage Fund
March 31, 2000
                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 92.6%
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 27.9%
Countrywide Alternative Loan Trust
   6.750% due 08/25/2028                                   $     106   $    102
Countrywide Home Loans
   6.750% due 11/25/2027                                          65         65
Federal Home Loan Mortgage Corp.
   6.020% due 02/01/2018 (d)                                     185        176
   4.500% due 03/15/2021                                          59         53
   3.500% due 12/15/2022                                          10          7
   6.500% due 03/15/2024                                         103         93
   8.000% due 06/15/2026                                          67         68
Federal National Mortgage Assn
   5.600% due 11/25/2016                                          29         29
  11.220% due 03/25/2017                                           2          3
   7.500% due 03/25/2023                                          93         93
   6.410% due 04/25/2023 (d)                                      25         26
   6.500% due 09/25/2023                                          35         31
   6.750% due 09/25/2023                                          51         46
   6.280% due 04/18/2028 (d)                                     138        137
General Electric Capital Mortgage
Services, Inc.
   6.750% due 06/25/2028                                         200        186
Vendee Mortgage Trust
   7.750% due 05/15/2022                                          36         37
                                                                       --------
                                                                          1,152
                                                                       --------
Federal Home Loan Mortgage Corporation 6.3%
   6.000% due 10/01/2024                                         159        146
   7.000% due 02/01/2027                                         119        115
                                                                       --------
                                                                            261
                                                                       --------
Federal National Mortgage Association 15.9%
   6.360% due 11/01/2018 (d)                                      50         50
   7.540% due 05/01/2023 (d)                                     183        183
   8.500% due 09/01/2026                                          78         80
   9.000% due 01/01/2020                                         330        343
                                                                       --------
                                                                            656
                                                                       --------
Government National Mortgage Association 38.6%
   6.380% due 03/20/2016-03/20/2027 (c)(d)                       273        277
   6.750% due 07/20/2025 (d)                                      41         42
   7.000% due 04/19/2030                                         600        580
   7.130% due 12/20/2021-11/20/2026 (c)(d)                       120        122
   7.500% due 05/15/2027-04/19/2030 (c)                          581        577
                                                                       --------
                                                                          1,598
                                                                       --------
Stripped Mortgage-Backed Securities 3.9%
Federal National Mortgage Association (IO)
   6.500% due 07/25/2007                                         114          5
   7.000% due 12/25/2016                                           3          0
Federal National Mortgage Association (PO)
   0.000% due 07/25/2022                                         264        157
                                                                       --------
                                                                            162
                                                                       --------
Total Mortgage-Backed Securities                                          3,829
(Cost $3,851)                                                          ========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.2%
--------------------------------------------------------------------------------
Technology 0.2%
Clear Channel Communications
   1.500% due 12/01/2002                                          10          9
                                                                       --------
Total Convertible Bonds & Notes                                               9
(Cost $10)                                                             ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 31.7%
--------------------------------------------------------------------------------
Commercial Paper 28.9%
Bellsouth Telecom
   5.820% due 04/05/2000                                         200        199
Coca-Cola Co.
   6.010% due 06/07/2000                                         200        198
DaimlerChrysler AG
   5.890% due 04/10/2000                                         100        100
General Motors Acceptance Corp.
   6.080% due 05/30/2000                                         200        198
Honeywell, Inc.
   5.830% due 04/10/2000                                         200        200
Sumitomo Bank
   6.100% due 04/13/2000                                         100        100
Swedbank, Inc.
   5.950% due 06/02/2000                                         200        198
                                                                       --------
                                                                          1,193
                                                                       ========
Repurchase Agreement 2.6%
State Street Bank
   5.600% due 04/03/2000                                         109        109
   (Dated 03/31/2000. Collateralized by
   Federal National Mortgage Association
   6.400% due 09/27/2001 valued at $114.
   Repurchase proceeds are $109.
                                                                       --------
                                                                            109
                                                                       ========
U.S. Treasury Bills (b) 0.2%
   5.700% due 04/27/2000                                          10         10
                                                                       --------
Total Short-Term Instruments                                              1,312
(Cost $1,312)                                                          ========

Total Investments (a) 124.5%                                           $  5,150
(Cost $5,173)

Other Assets and Liabilities (Net) (24.5%)                               (1,013)
                                                                       --------
Net Assets 100.0%                                                      $  4,137
                                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $5,179 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost                                                    $     38

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value                                                         (67)
                                                                       --------
Unrealized depreciation-net                                            $    (29)
                                                                       ========
(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                            # of     Unrealized
Type                                                   Contracts   Appreciation
-------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2000)                           1       $      3
(c) Securities are grouped by coupon or range                          --------
of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of March 31, 2000.

                                  2000 Annual Report See accompanying notes  119

Schedule of Investments
Low Duration Mortgage Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 4.6%
-------------------------------------------------------------------------------
Banking & Finance 2.3%
Heller Financial, Inc.
   6.370% due 10/22/2001 (b)                                 $  100     $   100
                                                                        -------
Industrials 2.3%
Philip Morris Cos., Inc.
   7.250% due 09/15/2001                                        100          98
                                                                        -------
Total Corporate Bonds & Notes                                               198
(Cost $200)                                                             =======

-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 4.8%
-------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (d)                                    105         105
   3.625% due 01/15/2008 (d)                                    104         102
                                                                        -------
Total U.S. Treasury Obligations                                             207
(Cost $207)                                                             =======

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 91.4%
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 37.4%
ABN AMRO Mortgage Corp.
   6.750% due 04/25/2029                                        214         161
Countrywide Home Loans
   6.500% due 02/25/2009                                        494         491
Federal Home Loan Mortgage Corp.
   6.750% due 03/15/2019                                        586         581
Federal National Mortgage Assn
   6.500% due 09/25/2023                                        274         236
Prudential Home Mortgage Securities
   7.250% due 06/25/2022 (b)                                    139         139
                                                                        -------
                                                                          1,608
                                                                        =======
Federal Housing Administration 14.9%
   7.430% due 03/01/2022                                        166         166
   8.130% due 09/01/2040                                        475         476
                                                                        -------
                                                                            642
                                                                        =======
Federal National Mortgage Association 1.9%
   9.000% due 07/01/2018                                         79          82
                                                                        -------
Government National Mortgage Association 37.0%
   6.375% due 05/20/2016-06/20/2025 (b)(c)                      770         776
   6.750% due 07/20/2018-08/20/2025 (b)(c)                      587         590
   7.125% due 12/20/2017 (b)                                     96          97
  11.250% due 07/20/2015                                        120         131
                                                                        -------
                                                                          1,594
                                                                        =======
Stripped Mortgage-Backed Securities 0.2%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 05/15/2010                                        446           9
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/2005                                        138           0
                                                                        -------
                                                                              9
                                                                        -------
Total Mortgage-Backed Securities                                          3,935
(Cost $4,019)                                                           =======

-------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 0.7%
-------------------------------------------------------------------------------
Money Store Home Equity Trust
   6.345% due 11/15/2021 (b)                                     29          29
                                                                        -------
Total Asset-Backed Securities                                                29
(Cost $29)                                                              =======

-------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.3%
-------------------------------------------------------------------------------
Republic of Korea
   8.594% due 04/08/2000 (b)                                    100         100
                                                                        -------
Total Sovereign Issues                                                      100
(Cost $100)                                                             =======

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.0%
-------------------------------------------------------------------------------
Repurchase Agreement 2.0%
State Street Bank
   5.600% due 04/03/2000                                         88          88
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $94.
   Repurchase proceeds are $88.)
                                                                        -------
Total Short-Term Instruments                                                 88
(Cost $88)                                                              =======

Total Investments (a) 105.8%                                            $ 4,557
(Cost $4,643)

Other Assets and Liabilities (Net) (5.8%)                                  (249)
                                                                        -------
Net Assets 100.0%                                                       $ 4,308
                                                                        =======

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of 4,651 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                          $     2

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                        (96)
                                                                        -------
Unrealized depreciation-net                                             $   (94)
                                                                        =======
(b) Variable rate security. The rate listed is as of March 31, 2000.

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Principal amount of the security is adjusted for inflation.

120  PIMCO Funds See accompanying notes

Schedule of Investments
Real Return Bond Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 33.3%
-------------------------------------------------------------------------------
Banking & Finance 21.5%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                                $   500     $   499
BAT-Crave-800
   6.680% due 08/12/2000                                        190         190
Bear Stearns Co., Inc.
   6.424% due 08/01/2002 (d)                                    500         501
Chase Manhattan Corp.
   6.430% due 12/10/2001 (d)                                    500         505
Citicorp
   6.223% due 09/17/2001 (d)                                    335         335
DQE Capital Corp.
   6.539% due 01/15/2002 (d)                                  1,000       1,000
Finova Capital Corp.
   6.720% due 11/08/2002 (d)                                  2,800       2,811
First Security Corp.
   7.701% due 06/01/2005 (d)                                  1,000       1,000
Florida Windstorm
   6.700% due 08/25/2004                                        500         484
Ford Motor Credit Corp.
   6.300% due 07/16/2002 (d)                                  1,000       1,002
   6.224% due 02/13/2003 (d)                                    350         349
General Motors Acceptance Corp.
   6.371% due 12/15/2000 (d)                                  1,500       1,500
   6.327% due 12/09/2002 (d)                                  2,000       2,001
Heller Financial, Inc.
   6.448% due 02/05/2001                                        400         401
   6.370% due 10/22/2001 (d)                                  3,700       3,710
   6.220% due 04/26/2002 (d)                                    250         250
Household Finance Corp.
   6.473% due 08/06/2002 (d)                                  2,000       2,000
HRPT Properties Trust
   7.280% due 07/09/2007                                      1,250       1,250
J.P. Morgan & Co.
   6.430% due 02/15/2012                                      3,470       3,105
Juno Reinsurance
   9.565% due 06/26/2002 (d)                                    750         728
Korea Development Bank
   5.886% due 03/01/2002 (d)                                    500         460
   8.008% due 06/16/2003 (d)                                    500         490
Lehman Brothers Holdings, Inc.
   8.150% due 05/15/2000                                        230         230
   9.875% due 10/15/2000                                        250         254
   6.904% due 04/02/2002 (d)                                    500         503
   6.421% due 06/03/2002 (d)                                  2,500       2,483
   6.840% due 07/15/2002 (d)                                    600         604
   6.410% due 09/03/2002 (d)                                  2,000       1,981
MBNA America Bank NA
   6.290% due 04/25/2002 (d)                                    500         498
Merrill Lynch & Co.
   6.129% due 11/01/2001 (d)                                  3,000       2,998
   6.508% due 02/08/2002 (d)                                    400         401
Morgan Stanley, Dean Witter, Discover and Co.
   6.353% due 12/17/2001 (d)                                    300         300
   6.190% due 04/15/2002 (d)                                  1,000         999
   6.310% due 02/21/2003 (d)                                  1,500       1,502
National Westminster Bank
   6.620% due 09/16/2002 (d)                                  3,500       3,513
Protective Life Funding Trust
   6.390% due 01/17/2003 (d)                                  1,000       1,000
Prudential Funding Corp.
   6.270% due 10/18/2001 (d)                                  3,000       3,004
Residential Reinsurance
   9.761% due 06/01/2000 (d)                                  2,300       2,283
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                      1,670       1,641
Seismic Ltd.
   0.000% due 01/01/2002 (d)                                  2,500       2,500
Textron Financial Corp.
   6.290% due 10/26/2001 (d)                                  2,500       2,499
   6.477% due 12/09/2002 (d)                                  4,000       4,007
Toyota Motor Credit Corp.
   5.707% due 02/15/2002                                        400         390
                                                                        -------
                                                                         58,161
                                                                        =======
Industrials 5.9%
AIC Corp.
   6.154% due 10/02/2002 (d)                                    250         249
Arrow Electronics, Inc.
   6.860% due 11/24/2000 (d)                                  1,500       1,500
Atlas Air, Inc.
   9.820% due 04/04/2003 (d)                                  4,400       4,400
Conagra, Inc.
   6.340% due 06/12/2000 (d)                                    500         500
CSX Corp.
   6.430% due 06/15/2000 (d)                                    500         500
Gold Eagle
  11.453% due 04/16/2001                                      1,000         999
   9.003% due 04/16/2001                                      1,000         999
Kroger Co.
   6.000% due 07/01/2000                                      1,500       1,494
Nextel Communications
   9.090% due 03/31/2008                                      1,500       1,482
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                                  1,750       1,728
Tyco International Group SA
   6.819% due 03/05/2001 (d)                                  2,000       1,999
                                                                        -------
                                                                         15,850
                                                                        =======
Utilities 5.9%
Edison Mission Energy
   6.790% due 06/15/2001 (d)                                    700         700
Enron Corp.
   6.577% due 09/10/2001 (d)                                  1,500       1,501
GTE Corp.
   6.155% due 06/12/2000 (d)                                  4,000       3,999
Hughes Electric
   7.451% due 10/23/2000                                      3,500       3,497
Kerr-McGee Corp.
   6.414% due 08/01/2001 (d)                                  1,000       1,000
   6.703% due 11/01/2001                                      2,000       1,992
Public Service Enterprise Group, Inc.
   6.350% due 06/15/2001 (d)                                    500         500
Sprint Capital Corp.
   6.386% due 11/15/2001 (d)                                  1,000       1,001
Texas Utilities Co.
   6.791% due 06/25/2001                                      1,300       1,299
   7.105% due 09/24/2001                                        500         503
                                                                        -------
                                                                         15,992
                                                                        -------
Total Corporate Bonds & Notes                                            90,003
(Cost $89,995)                                                          =======

-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 2.2%
-------------------------------------------------------------------------------
New Mexico 0.2%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                           495         483
                                                                        -------
New York 1.4%
New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                       138         138
New York State Dorm Authority Revenue
Bonds, Series 1996 5.500% due 07/01/2025                      4,000       3,736
                                                                        -------
                                                                          3,874
                                                                        =======
Ohio 0.6%00
Hamilton Ohio School Districts Gas Supply
Revenue Bonds, Northern Ohio, (MBIA Insured),
Series 1999 6.910% due 08/01/2001                             1,500       1,491
                                                                        -------
Municipal Bonds & Notes                                                   5,848
(Cost $5,745)                                                           =======

                                 2000 Annual Report See accompanying notes   121

Real Return Bond Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 6.4%
-------------------------------------------------------------------------------
Federal Farm Credit Bank
   6.360% due 02/14/2002 (d)                                $   600     $   588
Federal Home Loan Bank
   5.663% due 02/15/2002 (d)                                  2,485       2,442
Federal Home Loan Mortgage Corp.
   6.875% due 01/15/2005                                     10,000       9,922
Federal National Mortgage Assn.
   2.796% due 03/13/2002 (d)                                  2,000       1,964
Student Loan Marketing Assn.
   6.365% due 07/25/2004 (d)                                     88          88
   6.395% due 10/25/2004 (d)                                    105         104
   5.909% due 04/25/2006 (d)                                  1,744       1,737
   6.595% due 01/25/2007 (d)                                    333         332
                                                                        -------
Total U.S. Government Agencies                                           17,177
(Cost $17,173)                                                          =======

-------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 98.6%
-------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
   3.625% due 07/15/2002 (c)                                 29,821      29,737
   3.375% due 01/15/2007 (c)                                 56,125      54,038
   3.625% due 01/15/2008 (c)                                 61,833      60,209
   3.875% due 01/15/2009 (c)                                 55,044      54,476
   4.250% due 01/15/2010                                      9,026       9,207
   3.625% due 04/15/2028 (c)                                 25,559      24,265
   3.875% due 04/15/2029 (c)                                 34,282      34,003
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                    180         179
                                                                        -------
Total U.S. Treasury Obligations                                         266,114
(Cost $262,342)                                                         =======

-------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES
-------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
   6.500% due 01/25/2028                                        100          88
Federal National Mortgage Assn.
   6.244% due 10/25/2008 (d)                                    369         370
   6.500% due 02/25/2029                                        118          94
                                                                            552
Federal Home Loan Mortgage Corporation 0.0%
   7.433% due 02/01/2023 (d)                                    127         131

Federal Housing Administration 0.1%
   7.430% due 12/01/2020                                        302         296

Federal National Mortgage Association 0.2%
   7.252% due 10/01/2024 (d)                                    499         514

Other Mortgage-Backed Securities 0.4%
CMC Securities Corp.
   6.000% due 11/25/2008                                        957         949
                                                                        -------
Total Mortgage-Backed Securities                                          2,442
(Cost $2,465)                                                           =======

-------------------------------------------------------------------------------
ASSET-BACKED SECURTIES 7.4%
-------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   6.099% due 03/25/2027 (d)                                    244         244
American Residential Eagle
   6.219% due 07/25/2029 (d)                                  6,886       6,882
Conseco Finance
   6.290% due 10/15/2030                                      1,930       1,927
Conseco Finance Home Loan Trust
   8.880% due 06/15/2024                                        750         755
Contimortgage Home Equity Loan Trust
   6.020% due 01/25/2014                                        244         241
EQCC Home Equity Loan Trust
   6.321% due 03/20/2029                                        305         305
General Electric Capital Mortgage
Services, Inc.
   7.150% due 09/25/2026                                        339         338
Huntsman Corp.
   8.830% due 12/31/2005                                      1,000         998
IMC Home Equity Loan Trust
   6.610% due 06/20/2013                                        366         365
MMCA Automobile Trust
   6.300% due 06/15/2002                                      3,180       3,177
Oakwood Mortgage Investors, Inc.
   6.450% due 11/15/2027                                        847         844
Onyx Acceptance Auto Trust
   6.590% due 09/15/2002                                      2,000       1,999
   6.350% due 10/15/2003                                        615         612
Pacific Southwest Bank
   6.060% due 06/15/2002                                         13          13
Premiere Auto Trust
   5.510% due 07/09/2001                                        273         273
Residential Funding Mortgage Securities, Inc.
   5.460% due 07/25/2029                                        209         207
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                        386         383
WMC Mortgage Loan
   6.090% due 03/20/2028 (d)                                    335         335
                                                                        -------
Total Asset-Backed Securities                                            19,898
(Cost $19,911)                                                          =======

-------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.0%
-------------------------------------------------------------------------------
United Mexican States Recovery Rights
   0.000% due 06/30/2003                                      2,307           0
                                                                        -------
Total Sovereign Issues                                                        0
(Cost $0)                                                               =======

-------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 3.8%
-------------------------------------------------------------------------------
Caisse D'amort Dette Soc
   3.800% due 07/25/2006                                EC    5,025       4,835
Commonwealth of New Zealand
   4.500% due 02/15/2016                                N$    5,300       2,581
Kingdom of Sweden
   0.000% due 04/01/2004 (g)                            SK    7,354         776
Newcourt Credit Group
   7.900% due 08/15/2000                                C$    1,674       1,164
   7.625% due 06/28/2001                                        500         350
United Mexican States
   1.103% due 12/31/2019 (d)                            JY   70,000         668
                                                                        -------
Total Foreign Currency-Denominated Issues                                10,374
(Cost $10,181)                                                          =======

-------------------------------------------------------------------------------
COVERTIBLE PREFERRED STOCK (f) 0.5%
-------------------------------------------------------------------------------
                                                             Shares
Banking & Finance 0.5%
Tokai Bank Cvt. Pfd.
   2.750% due 10/01/2004                                200,000,000       1,388
                                                                        -------
Total Convertible Preferred Stock                                         1,388
(Cost $1,411)                                                           =======

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.6%
-------------------------------------------------------------------------------
                                                          Principal
                                                             Amount
                                                             (000s)
Commercial Paper 0.8%
Eastman Kodak Co.
   6.030% due 06/06/2000                                   $    100          99
Procter & Gamble Co.
   6.080% due 06/02/2000                                      2,000       1,979
                                                                        -------
                                                                          2,078
                                                                        =======
Repurchase Agreement 1.8%
State Street Bank
   5.600% due 04/03/2000                                      4,851       4,851
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $4,950.
   Repurchase proceeds are $4,853.)
                                                                        -------
                                                                          4,851
                                                                        =======

122  PIMCO Funds See accompanying notes

                                                    Principal
                                                       Amount             Value
                                                       (000s)            (000s)
-------------------------------------------------------------------------------
U.S. Treasury Bills 0.0%
   5.750% due 04/27/2000                                  100      $        100
                                                                   ------------
Total Short-Term Instruments                                              7,029
(Cost $7,029)                                                      ============

Total Investments (a) 155.7%                                       $    420,273
(Cost $416,252)

Other Assets and Liabilities (Net) (55.7%)                             (150,412)
                                                                   ------------

Net Assets 100.0%                                                  $    269,861
                                                                   ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of 416,943 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of
value over tax cost.                                               $      3,644

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                       (314)
                                                                   ------------

Unrealized appreciation-net                                        $      3,330
                                                                   ============
(b) Securities with an aggregate market value of $179 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:


                                                         # of        Unrealized
Type                                                Contracts    (Depreciation)
-------------------------------------------------------------------------------
U.S. Treasury 5 Year Note ( 06/2000)                      179      $       (174)

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31,2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                                    Principal
                                                       Amount        Unrealized
                               Covered by          Settlement     Appreciation/
Type             Currency        Contract               Month    (Depreciation)
-------------------------------------------------------------------------------
Sell                   C$             523             05/2000      $         (1)
Sell                                1,711             06/2000               (16)
Buy                    EC             529             04/2000                 0
Sell                                5,181             04/2000                26
Sell                   JY          53,500             04/2000               (20)
Sell                              215,663             05/2000               (57)
Buy                    N$             524             04/2000                 5
Sell                                4,880             04/2000               (72)
Sell                                  845             05/2000                (3)
Buy                    SK           4,342             04/2000                 1
Sell                                10512             04/2000                (8)
                                                                   ------------
                                                                   $       (145)
                                                                   ============
(f) Principal amount denoted in indicated currency:

             C$  - Canadian Dollar
             EC  - Euro
             JY  - Japanese Yen
             N$  - New Zealand Dollar
             SK  - Swedish Krona

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000.

                                                     Notional        Unrealized
Type                                                   Amount      Appreciation
-------------------------------------------------------------------------------
Receive fixed rate equal to 0.47% and
the Fund will pay to the counterparty at par in the event of default of Enron Corp.
6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                     $   1,000      $          0

Receive fixed rate equal to 0.41% and
the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                         1,000                 0
                                                                   ------------
                                                                   $          0
                                                                   ============

                                  2000 Annual Report See accompanying notes  123

Schedule of Investments
Foreign Bond Fund
March 31, 2000

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (f)(g) 0.4%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                           JY    219,000        $  2,154
                                                                        --------
Total Argentina                                                            2,154
(Cost $1,716)                                                           ========

--------------------------------------------------------------------------------
ARUBA (f)(g) 0.4%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
   3.500% due 07/18/2012                           JY    200,000           2,001
                                                                        --------
Total Aruba                                                                2,001
(Cost $1,900)                                                           ========

--------------------------------------------------------------------------------
 AUSTRALIA (f)(g) 3.0%
--------------------------------------------------------------------------------
Bankers Trust Australia
   6.409% due 06/02/2008 (d)                        $      4,800           4,658
General Electric Capital Australia Funding
   6.750% due 09/15/2007                           A$        750             451
General Motors Acceptance Corp.
   3.967% due 03/25/2002                           EC     10,300           9,855
Registered Australian Mortgage Securities
   4.017% due 09/26/2032 (d)                               1,400           1,339
                                                                        --------
Total Australia                                                           16,303
(Cost $16,641)                                                          ========

--------------------------------------------------------------------------------
 BELGIUM (f)(g) 0.8%
--------------------------------------------------------------------------------
Kingdom of Belgium
   9.000% due 03/28/2003                           EC          5               5
   6.750% due 11/21/2004 (d)                       BF    183,200           4,638
                                                                        --------
Total Belgium                                                              4,643
(Cost $6,064)                                                           ========

--------------------------------------------------------------------------------
 BRAZIL 0.2%
--------------------------------------------------------------------------------
Government of Brazil
   7.000% due 01/01/2001 (d)                        $        295             294
   6.938% due 04/15/2006 (d)                                 940             853
                                                                        --------
Total Brazil                                                               1,147
(Cost $1,135)                                                           ========

--------------------------------------------------------------------------------
 BULGARIA 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.063% due 07/28/2011 (d)                        $      2,670           2,116
   7.063% due 07/28/2024 (d)                               2,600           2,090
                                                                        --------
Total Bulgaria                                                             4,206
(Cost $3,931)                                                           ========

--------------------------------------------------------------------------------
 CANADA (f)(g) 5.7%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                           C$      3,440           2,364
Commonwealth of Canada
   5.250% due 09/01/2003 (j)                                 640             430
   6.625% due 10/03/2007                           N$     20,830           9,665
   6.000% due 06/01/2008 (j)                       C$     17,130          11,814
Hydro-Quebec
   3.527% due 04/25/2000                           DM      5,000           2,444
Providence of Manitoba
  11.000% due 08/15/2000                           C$      5,000           3,512
Sears Canada
  11.700% due 07/10/2000                                   1,000             699
                                                                        --------
Total Canada                                                              30,928
(Cost $33,075)                                                          ========

--------------------------------------------------------------------------------
 CAYMAN ISLANDS (f)(g) 4.5%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C
   5.300% due 09/21/2000                           JY    200,000           1,948
Capital Credit Card Corp.
   5.625% due 10/15/2004                           DM      2,800           1,384
Daiwa International Finance Cayman
   5.000% due 12/28/2004                           JY    300,000           3,021
MBNA American Euro
   3.589% due 05/19/2004 (d)                       EC      8,100           7,734
Residential Reinsurance
   9.761% due 06/01/2000 (d)                        $      7,100           7,049
Sakura Capital Funding
   7.020% due 09/29/2049 (d)                               3,600           3,470
                                                                        --------
Total Cayman Islands                                                      24,606
(Cost $25,353)                                                          ========

--------------------------------------------------------------------------------
 COLOMBIA (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Colombia
   3.000% due 12/22/2000                           JY    150,000           1,412
                                                                        --------
Total Colombia                                                             1,412
(Cost $1,154)                                                           ========

--------------------------------------------------------------------------------
 DENMARK (f)(g) 1.3%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
   5.000% due 10/01/2029                           DK     33,112           3,764
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                      27               3
Unikredit Realkredit
   5.000% due 10/01/2029                                  27,918           3,167
                                                                        --------
Total Denmark                                                              6,934
(Cost $8,159)                                                           ========

--------------------------------------------------------------------------------
 FRANCE (f)(g) 1.9%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                           EC        835             792
Republic of France
   3.000% due 07/25/2009 (b)                               3,078           2,775
   4.000% due 10/25/2009 (j)                               8,200           7,059
                                                                        --------
Total France                                                              10,626
(Cost $11,826)                                                          ========

--------------------------------------------------------------------------------
 GERMANY (f)(g) 6.2%
--------------------------------------------------------------------------------
Barclays Capital Corp.
   3.246% due 12/20/2000                           DM      2,000             977
Hypothekenbank in Essen AG
   4.750% due 08/11/2008 (j)                       EC      2,360           2,128
Republic of Germany
   0.000% due 01/04/2010 (j)                              15,668          15,151
   6.500% due 07/04/2027 (j)                              14,170          15,030
Treuhandanstalt
   7.500% due 09/09/2004 (j)                                 340             358
                                                                        --------
Total Germany                                                             33,644
(Cost $39,123)                                                          ========

--------------------------------------------------------------------------------
 GREECE (f)(g) 4.1%
--------------------------------------------------------------------------------
CSFP Credit
   6.601% due 11/19/2004 (d)                        $     19,000          19,171
Hellenic Finance
   2.000% due 07/15/2003                           EC      1,600           1,535
Hellenic Republic
  10.200% due 05/19/2003 (d)                       GD    100,000             296
  10.180% due 06/17/2003 (d)                             107,400             318
  10.240% due 10/23/2003 (d)                             376,000           1,122
                                                                        --------
Total Greece                                                              22,442
(Cost $22,938)                                                          ========

--------------------------------------------------------------------------------
 ITALY (f)(g) 4.0%
--------------------------------------------------------------------------------
Island Finance
   4.326% due 03/30/2015 (d)                       EC      2,300           2,200
Republic of Italy
   4.250% due 11/01/2009 (j)                               4,110           3,591
   6.500% due 11/01/2027 (j)                              10,916          11,378
   5.250% due 11/01/2029 (j)                               5,530           4,871
                                                                        --------
Total Italy                                                               22,040
(Cost $24,643)                                                          ========

124 PIMCO FUNDS See accompanying notes

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
 JAPAN (f)(g) 1.0%
--------------------------------------------------------------------------------
International Credit Receivable Japan 1 Tranche A
   0.478% due 11/22/2004 (d)                       JY    125,137        $  1,219
International Credit Receivable Japan 1 Tranche B
   0.578% due 11/22/2004 (d)                             200,000           1,948
SHL Corp. Ltd.
   0.871% due 12/25/2024 (d)                              76,000             740
   0.540% due 12/25/2024 (d)                             137,982           1,377
                                                                        --------
Total Japan                                                                5,284
(Cost $4,956)                                                           ========

--------------------------------------------------------------------------------
 MEXICO (f)(g) 2.6%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                            $      1,040           1,011
   9.375% due 12/02/2008                                   1,290           1,325
United Mexican States
   6.930% due 04/07/2000 (d)                               6,000           6,000
   8.750% due 05/30/2002                           BP        270             434
  10.375% due 01/29/2003                           DM      2,575           1,383
   4.000% due 03/11/2004                           JY    130,000           1,300
   7.500% due 03/08/2010                           EC      2,300           2,232
   6.250% due 12/31/2019                                     500             428
                                                                        --------
Total Mexico                                                              14,113
(Cost $14,072)                                                          ========

--------------------------------------------------------------------------------
 NETHERLANDS (f)(g) 2.2%
--------------------------------------------------------------------------------
Bank of Japan
   2.140% due 11/16/2009                           JY    200,000           1,950
KPNQWest BV
   7.125% due 06/01/2009                           EC      3,700           3,479
Mannesmann Finance BV
   4.750% due 05/27/2009                                   3,700           3,163
Tecnost International NV
   5.616% due 06/23/2004 (d)                               1,430           1,404
Telekomunikacja Polska SA
   7.750% due 12/10/2008                            $      2,120           2,058
                                                                        --------
Total Netherlands                                                         12,054
(Cost $12,614)                                                          ========

--------------------------------------------------------------------------------
 NEW ZEALAND (f)(g) 2.3%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   7.000% due 07/15/2009 (j)                       N$      9,189           4,575
   4.500% due 02/15/2016 (b)(j)                           16,500           8,036
                                                                        --------
Total New Zealand                                                         12,611
(Cost $14,033)                                                          ========

--------------------------------------------------------------------------------
 PANAMA 0.2%
--------------------------------------------------------------------------------
Republic of Panama
   8.875% due 09/30/2027                            $      1,100             969
                                                                        --------
Total Panama                                                                 969
(Cost $974)                                                             ========

--------------------------------------------------------------------------------
 PHILIPPINES (f)(g) 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                           EC      2,420           2,340
   6.875% due 12/01/2009 (d)                        $      1,368           1,293
                                                                        --------
Total Philippines                                                          3,633
(Cost $3,932)                                                           ========

--------------------------------------------------------------------------------
 POLAND 0.0%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                        $        105              65
                                                                        --------
Total Poland                                                                  65
(Cost $64)                                                              ========

--------------------------------------------------------------------------------
 PORTUGAL (f)(g) 1.8%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009 (j)                       EC     11,770         $10,024
                                                                        --------
Total Portugal                                                            10,024
(Cost $10,981)                                                          ========

--------------------------------------------------------------------------------
 SOUTH KOREA (f)(g) 1.9%
--------------------------------------------------------------------------------
Korea Development Bank
   3.610% due 05/14/2001 (d)                       DM      7,310           3,525
   2.770% due 05/21/2001                           JY    400,000           3,974
   1.875% due 02/13/2002                                  13,000             127
Korean Export-Import Bank
   7.250% due 06/25/2001                            $      1,945           1,939
   6.500% due 02/10/2002                                     800             776
                                                                        --------
Total South Korea                                                         10,341
(Cost $10,094)                                                          ========

--------------------------------------------------------------------------------
 SPAIN (f)(g) 6.2%
--------------------------------------------------------------------------------
Kingdom of Spain
   5.150% due 07/30/2009 (j)                       EC     29,010          27,282
   6.000% due 01/31/2029 (j)                               6,483           6,394
                                                                        --------
Total Spain                                                               33,676
(Cost $37,480)                                                          ========

--------------------------------------------------------------------------------
 SUPRANATIONAL (f)(g) 7.4%
--------------------------------------------------------------------------------
Eurofima
   4.750% due 07/07/2004 (j)                       SK     60,900           6,697
European Investment Bank
   7.000% due 12/08/2003                           BP      6,300          10,083
   6.000% due 11/26/2004 (j)                               1,500           2,327
   5.375% due 08/28/2007                           NK      2,400             264
Inter-American Development Bank
   7.125% due 11/26/2004                           BP      1,750           2,833
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                                   2,500           3,987
   7.000% due 09/18/2000                           N$      6,400           3,185
   7.250% due 04/09/2001                                   6,400           3,178
   7.000% due 06/07/2002                           BP      1,100           1,758
   7.250% due 05/27/2003                           N$     10,670           5,202
World Bank
   10.250% due 04/11/2002                          PP     31,000             712
                                                                        --------
Total Supranational                                                       40,226
(Cost $43,035)                                                          ========

--------------------------------------------------------------------------------
 SWEDEN (f)(g) 0.9%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                           SK     11,200           1,418
   5.000% due 01/15/2004 (j)                              14,100           1,619
   0.000% due 04/01/2004 (b)                              18,911           1,995
                                                                        --------
Total Sweden                                                               5,032
(Cost $5,235)                                                           ========

--------------------------------------------------------------------------------
 TUNISIA (f)(g) 0.3%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   7.500% due 08/06/2009                           EC      1,500           1,459
                                                                        --------
Total Tunisia                                                              1,459
(Cost $1,525)                                                           ========

--------------------------------------------------------------------------------
 UNITED KINGDOM (f)(g) 5.8%
--------------------------------------------------------------------------------
Abbey National Treasury Service
   7.625% due 12/30/2002                           BP      1,770           2,851
   5.250% due 01/21/2004                                   2,670           4,008
Bank of Scotland Capital Fund
   8.117% due 03/31/2049                                     850           1,352
Halifax Group Euro Finance
   7.627% due 12/29/2049 (d)                       EC        800             776
Halifax Group Sterling Finance
   7.881% due 12/29/2049 (d)                       BP      4,050           6,643

                                   2000 Annual Report See accompanying notes 125

Foreign Bond Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
HAUS Limited
   3.850% due 12/10/2037 (d)                            EC      8,500   $  8,130
Polestar Corp. plc
  10.500% due 05/30/2008                                BP        170        264
SCCR Series 1 Ltd.
   3.500% due 05/15/2000 (d)                            IL  15,380,00      7,595
                                                                        --------
Total United Kingdom                                                      31,619
(Cost $33,712)                                                          ========

--------------------------------------------------------------------------------
UNITED STATES (f)(g) 73.6%
--------------------------------------------------------------------------------
Asset-Backed Securities 6.0%
AES Corp.
   8.688% due 05/19/2001                                   $    1,500      1,498
AFC Home Equity Loan Trust
   6.099% due 03/25/2027 (d)                                      975        976
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                          250        248
AM-FM, Inc.
   7.500% due 11/19/2001                                          750        747
   7.688% due 11/19/2001                                          750        747
Amresco Residential Securities Mortgage Loan Trust
   6.595% due 06/25/2029 (d)                                    5,880      5,902
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                          432        430
   6.290% due 07/20/2004                                          665        660
Bayview Financial Acquisition
   6.429% due 02/25/2029 (d)                                      400        400
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                          280        280
Contimortgage Home Equity Loan Trust
   6.174% due 10/15/2012 (d)                                    1,047      1,046
   6.010% due 12/25/2013                                        8,510      8,455
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                                          703        703
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                                           71         70
EQCC Home Equity Loan Trust
   5.770% due 03/20/2029                                        2,767      2,747
   6.321% due 03/20/2029                                          609        609
First Security Auto Owner Trust
   5.311% due 04/15/2002                                          524        524
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                           21         21
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                        2,468      2,437
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                        1,630      1,598
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                        1,043      1,033
Voicestream
   8.837% due 02/15/2009                                        2,000      1,978
                                                                        --------
                                                                          33,109
                                                                        ========
Corporate Bonds & Notes 19.4%
Abbey National Capital Trust I
   8.963% due 12/29/2049 (d)                                    2,000      2,043
AES Corp.
  10.250% due 07/15/2006                                          394        384
Associates Corp. of North America
   6.210% due 08/27/2001 (d)                                    5,000      4,998
AT&T Capital Corp.
   6.310% due 04/23/2002 (d)                                      675        677
Bancomext Trust Division
   8.000% due 08/05/2003                                          390        385
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                          344        329
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                          394        361
Building Materials Corp.
   7.750% due 07/15/2005                                          247        219
   8.000% due 10/15/2007                                          267        232
Calpine Corp.
   7.875% due 04/01/2008                                          485        457
Capital One Bank
   6.750% due 07/28/2003 (d)                                   12,000     11,995
Century Communications Corp.
   0.000% due 03/15/2003                                          537        395
CMS Energy
   8.125% due 05/15/2002                                          385        380
CSC Holdings, Inc.
   9.875% due 04/01/2023                                          385        393
DaimlerChrysler Holdings
   6.380% due 08/23/2002 (d)                                    3,900      3,913
DQE Capital Corp.
   6.539% due 01/15/2002 (d)                                      800        800
Echostar DBS Corp.
   9.250% due 02/01/2006                                          488        472
Finova Capital Corp.
   6.390% due 06/18/2003 (d)                                    5,700      5,698
Flag Ltd.
   8.250% due 01/30/2008                                          385        343
Ford Motor Credit Co.
   1.200% due 02/07/2005                                JY    619,000      5,957
Garden State Newspapers
   8.750% due 10/01/2009                                $         360        322
General Motors Acceptance Corp.
   6.251% due 04/05/2004 (d)                                    2,800      2,792
   6.251% due 04/05/2004 (d)                                   16,420     16,420
   6.875% due 09/09/2004                                BP      4,080      6,471
   1.250% due 12/20/2004                                JY    208,000      2,009
Gold Eagle
  11.453% due 04/16/2001                                $       2,500      2,497
Goldman Sachs Group
   6.640% due 02/19/2004 (d)                                    1,430      1,451
Hollinger International Publishing
   8.625% due 03/15/2005                                          294        279
Household Finance Corp.
   5.125% due 06/24/2009                                EC      4,900      4,329
J.P. Morgan & Co.
   6.430% due 02/15/2012                                $       6,780      6,065
Jones Intercable, Inc.
   8.875% due 04/01/2007                                          427        445
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                EC        800        809
Lehman Brothers Holdings, Inc.
   6.700% due 11/30/2006 (d)                            $         905        835
McLeodUSA, Inc.
   8.125% due 02/15/2009                                          585        518
MGM Grand, Inc.
   6.950% due 02/01/2005                                          180        165
Navistar International Corp.
   8.000% due 02/01/2008                                          329        307
Polymer Group, Inc.
   9.000% due 07/01/2007                                          329        288
Protective Life Funding Trust
   6.390% due 01/17/2003 (d)                                    1,200      1,200
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                          385        391
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (b)(d)                                12,891     12,664
   6.320% due 02/11/2003 (d)                                      400        400
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                          335        315
Sprint Capital Corp.
   5.875% due 05/01/2004                                          690        654
Texas Utilities Co.
   7.105% due 09/24/2001                                        2,600      2,614
TV Guide, Inc.
   8.125% due 03/01/2009                                          335        332
Unisys Corp.
  12.000% due 04/15/2003                                          485        514
World Color Press, Inc.
   8.375% due 11/15/2008                                          206        206
                                                                        --------
                                                                         105,723
                                                                        ========
Mortgage-Backed Securities 18.0%
Bank of America Mortgage Securities
   6.500% due 05/25/2029                                          307        287
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                        2,858      2,819

126 PIMCO Funds See accompanying notes

                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                $       2,571  $  2,529
   6.500% due 03/25/2029                                          140       127
Crusade Global Trust
   6.400% due 02/15/2030 (d)                                   14,400    14,436
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                                          890       874
   6.811% due 06/01/2022 (d)                                    1,499     1,554
   7.080% due 08/01/2022 (d)                                      859       888
   6.500% due 09/15/2022                                           77        75
Federal Home Loan Mortgage Corp.
   9.050% due 06/15/2019                                           61        62
Federal National Mortgage Assn.
   6.914% due 07/01/2021 (d)                                      877       910
   7.415% due 11/01/2022 (d)                                    1,016     1,050
   7.574% due 01/01/2023 (d)                                    1,389     1,420
   7.045% due 08/01/2023 (d)                                    1,142     1,187
General Electric Capital Corp.
   5.125% due 01/12/2004                               BP       6,230     9,328
General Electric Capital Mortgage
Services, Inc.
   6.250% due 07/25/2029                                $         500       477
Government National Mortgage Assn.
   7.125% due 11/20/2021 (d)                                      588       598
   6.375% due 05/20/2022 (d)                                       53        54
   6.750% due 07/20/2022 (d)                                      605       609
   6.750% due 09/20/2022 (d)                                      396       400
   6.375% due 05/20/2023 (d)                                      589       591
   6.750% due 07/20/2023 (d)                                      674       679
   6.750% due 07/20/2023 (d)                                      329       331
   6.750% due 08/20/2023 (d)                                      309       312
   6.750% due 09/20/2023 (d)                                    1,805     1,815
   6.750% due 09/20/2023 (d)                                      772       776
   7.125% due 10/20/2023 (d)                                    3,330     3,380
   7.125% due 10/20/2024 (d)                                      265       269
   6.375% due 04/20/2025 (d)                                      192       192
   6.750% due 07/20/2025 (d)                                    4,499     4,514
   6.750% due 09/20/2025 (d)                                      856       859
   7.125% due 12/20/2025 (d)                                      333       337
   6.750% due 09/20/2026 (d)                                      702       708
   6.375% due 04/20/2027 (d)                                    1,733     1,731
   7.000% due 04/19/2030-05/24/2030 (d)(e)                     11,700     7,493
   7.500% due 04/19/2030                                        5,900     5,847
Independent National Mortgage Corp.
   8.432% due 11/25/2024 (d)                                       26        26
Medallion Trust
   6.471% due 03/17/2031 (d)                                    5,900     5,900
Morgan Stanley Mortgage Trust
   8.150% due 07/20/2021                                            1         1
Prudential Home Mortgage Securities
   6.800% due 05/25/2024                                          448       406
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2029                                        1,235     1,049
   6.560% due 05/12/2032 (d)                                   15,400    15,389
Sasco Floating Rate Commercial Mortgage
   6.280% due 11/20/2001 (d)                                    2,995     3,002
Structured Asset Mortgage Investments, Inc.
   6.585% due 06/25/2029 (d)                                    3,220     3,193
                                                                       --------
                                                                         98,484
                                                                       ========
Municipal Bonds & Notes 0.2%
Massachusetts State Turnpike Authority
Metro Highway System, (MBIA Insured), Series 1997
5.000% due 01/01/2037                                           1,000       861
                                                                        -------
U.S. Government Agencies 13.1%
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                   24,600    24,600
   5.663% due 02/15/2002 (d)                                   14,000    13,758
Federal National Mortgage Assn.
   6.875% due 06/07/2002 (j)                           BP      10,230    16,326
   7.250% due 06/20/2002 (j)                           N$      14,850     7,335
   6.500% due 07/10/2002 (j)                           A$      14,100     8,482
   5.500% due 12/07/2003 (j)                           BP         700     1,071
                                                                       --------
                                                                         71,572
                                                                       ========
U.S. Treasury Obligations 15.7%
Treasury Inflation Protected Securities
(b)(j)
   3.625% due 07/15/2002                                      $82,092  $ 81,860
U.S. Treasury Bonds
   8.125% due 08/15/2021 (j)                                    1,040     1,279
U.S. Treasury Notes
   5.125% due 08/31/2000                                        2,475     2,464
                                                                       --------
                                                                         85,603
                                                                       ========
Preferred Security 1.2%
                                                               Shares
DG Funding Trust
   6.183% due 12/29/2049 (d)                                    6,400     6,425
                                                                       --------
Total United States                                                     401,777
(Cost $405,343)                                                        ========

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

                                                            Principal
                                                               Amount
                                                               (000s)
U.S. Dollar vs. Eurodollar (OTC)
   Strike @ 1.050 Exp. 07/28/2000                             $44,950       179
                                                                       --------
Total Purchased Call Options                                                179
(Cost $523)                                                            ========

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 2.3%
--------------------------------------------------------------------------------

Eurodollar March Futures (CME)
   Strike @ 90.75 due 03/19/2001                                  500         8
Interest Rate Swap (OTC)
   Strike @ 7.500% due 04/29/2002                              11,200       493
U.S. Treasury Note (OTC)
   Strike @ 100.656 due 04/05/2000
   5.250% due 05/31/2001                                      119,800     2,352
U.S. Treasury Note (OTC)
   Strike @ 105.531 due 04/05/2000
   5.625% due 05/15/2008                                      102,100     9,515
                                                                       --------
Total Purchased Put Options                                              12,368
(Cost $15,021)                                                         ========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.4%
--------------------------------------------------------------------------------

Certificates of Deposit 1.2%
Commerzbank AG
   6.200% due 05/10/2000                                        6,550     6,550
                                                                       --------
Repurchase Agreement 0.2%
State Street Bank
   5.600% due 04/03/2000                                        1,286     1,286
                                                                       --------
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $1,315.
   Repurchase proceeds are $1,287.)

U.S. Treasury Bills 0.0%
   5.600% due 04/27/2000                                          125       125
                                                                       --------

Total Short-Term Instruments                                              7,961
(Cost $7,961)                                                          ========

Total Investments (a) 144.2%                                           $786,477
(Cost $819,213)

Written Options (c) (0.2%)                                                 (806)
(Premiums $473)

Other Assets and Liabilities (Net) (44.0%)                             (240,146)
                                                                       --------

Net Assets 100.0%                                                      $545,525
                                                                       ========

                                   2000 Annual Report See accompanying notes 127

Foreign Bond Fund
March 31, 2000

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $819,500 was as follows:

Aggregate gross unrealized appreciation for
all investments in which there was an excess of
value over tax cost.                                                  $   4,058

Aggregate gross unrealized depreciation for
all investments in which there was an excess of
tax cost over value.                                                    (37,081)
                                                                      ---------

Unrealized depreciation-net                                           $ (33,023)
                                                                      =========
(b) Principal amount of the security is adjusted for inflation.

(c) Premiums received on written options:

                                                      # of
Type                                               Contracts   Premium    Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 102.00 Exp. 05/01/2000               $ 4,200,000    $  84     $ 198

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002                16,000,000      362       598

Put- OTC Australian Dollar vs. US Dollar
   Strike @ 0.575 Exp. 06/01/2000                  7,850,000       27        10
                                                                ---------------
                                                                $ 473     $ 806
                                                                ===============

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2000:

                                     Principal
                                        Amount                       Unrealized
                                    Covered by      Settlement    Appreciation/
Type                  Currency        Contract           Month   (Depreciation)
--------------------------------------------------------------------------------
Buy                         A$           9,997         04/2000   $           16
Sell                                    17,035         04/2000               69
Buy                                      5,241         05/2000              (17)
Buy                         BP           5,471         04/2000              106
Sell                                    37,733         04/2000             (626)
Buy                         C$          16,370         04/2000              152
Sell                                    16,310         04/2000              (57)
Sell                                    10,170         06/2000              (42)
Sell                        DK          63,700         04/2000               81
Buy                         EC           8,695         04/2000              (96)
Sell                                    92,196         04/2000            1,227
Sell                        GD             719         04/2000               31
Buy                         H$         121,638         09/2000                1
Sell                                   121,638         09/2000             (117)
Buy                                     48,140         10/2000                3
Sell                                    48,140         10/2000              (41)
Buy                         HF         202,000         08/2000              (35)
Buy                                  1,248,000         01/2001             (310)
Buy                         JY       2,341,693         04/2000              767
Sell                                 1,433,693         04/2000             (527)
Sell                                 4,238,992         05/2000           (1,186)
Buy                         N$           6,277         04/2000               13
Sell                                    83,847         04/2000             (443)
Buy                                     39,772         05/2000             (187)
Sell                                    32,890         05/2000             (325)
Sell                        NK           4,160         05/2000                4
Buy                         PZ           1,200         04/2000                9
Sell                                     1,200         04/2000               (2)
Buy                                     14,414         01/2001              (21)
Buy                                      8,090         02/2001               60
Buy                                      7,500         03/2001               28
Sell                        SK          75,060         04/2000              (48)
                                                                 --------------
                                                                 $       (1,513)
                                                                 ==============
(g)  Principal amount denoted in indicated currency:

      A$ - Australian Dollar
      BF - Belgian Franc
      BP - British Pound
      C$ - Canadian Dollar
      DK - Danish Krone
      DM - German Mark
      EC - Euro
      GD - Greek Drachma
      H$ - Hong Kong Dollar
      IL - Italian Lira
      HF - Hungarian Forint
      JY - Japanese Yen
      N$ - New Zealand Dollar
      NK - Norwegian Krone
      PP - Philippine Peso
      PZ - Polish Zloty
      SK - Swedish Krona

(h) Securities with an aggregate market value of $2,589 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                        # of      Appreciation/
Type                                                  Contract    (Depreciation)
-------------------------------------------------------------------------------
10 Year EURO-Bond (06/2000)                               216               584
Government of Japan 10 Year Note (06/2000)                128             1,292
Eurodollar March Futures (03/2001)                        147               (33)
U.S. Treasury 10 Year Note (06/2000)                       28               (77)
                                                                 --------------
                                                                 $        1,766
                                                                 ==============
(i)  Swap agreements outstanding at March 31, 2000:

                                                      Notional       Unrealized
Type                                                    Amount     Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch                           BP       4,500   $            6
Exp. 08/06/2003

(j)  Subject to financing transaction.

(k) Reverse repurchase agreements were entered into March 27, 2000 paying interest at 6.05%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                       Maturity        Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.750%                09/20/2023    $   4,514

128 PIMCO Funds See accompanying notes

Schedule of Investments
Global Bond Fund
March 31, 2000
                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
ARUBA (e)(f) 0.4%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
   3.500% due 07/18/2012                                 JY  100,000   $   1,001
                                                                       ---------
Total Aruba                                                                1,001
(Cost $950)                                                            =========

--------------------------------------------------------------------------------
AUSTRALIA (e)(f)2.8%
--------------------------------------------------------------------------------
Bankers Trust Australia
   6.409% due 06/02/2008 (d)                              $    2,300       2,232
General Motors Acceptance Corp.
   3.967% due 03/25/2002                                 EC    4,900       4,688
Registered Australian Mortgage Securities
   4.017% due 09/26/2032 (d)                                     800         765
                                                                       ---------
Total Australia                                                            7,685
(Cost $7,843)                                                          =========

--------------------------------------------------------------------------------
BELGIUM (f)0.9%
--------------------------------------------------------------------------------
Kingdom of Belgium
   6.750% due 11/21/2004 (d)(i)                          BF   95,900       2,428
                                                                       ---------
Total Belgium                                                              2,428
(Cost $3,159)                                                          =========

--------------------------------------------------------------------------------
BRAZIL 0.3%
--------------------------------------------------------------------------------
Government of Brazil
   7.000% due 01/01/2001 (d)                              $      123         123
   6.938% due 04/15/2006 (d)                                     658         597
                                                                       ---------
Total Brazil                                                                 720
(Cost $720)                                                            =========

--------------------------------------------------------------------------------
BULGARIA 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.063% due 07/28/2011 (d)                              $      480         380
   2.500% due 07/28/2012 (d)                                     876         632
   7.063% due 07/28/2024 (d)                                   1,570       1,262
                                                                       ---------
Total Bulgaria                                                             2,274
(Cost $2,132)                                                          =========

--------------------------------------------------------------------------------
CANADA (e)(f) 3.6%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                                 C$    1,460       1,003
Canadian Imperial Bank
   3.380% due 10/16/2000 (d)  DM                                 600         293
Commonwealth of Canada
   6.625% due 10/03/2007                                 N$    8,680       4,027
   6.000% due 06/01/2008 (i)  C$                               6,430       4,435
                                                                       ---------
Total Canada                                                               9,758
(Cost $10,391)                                                         =========

--------------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 2.3%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   5.300% due 09/21/2000                                 JY   80,000         779
Daiwa International Finance Cayman
   5.000% due 12/28/2004                                     100,000       1,007
Residential Reinsurance
   9.761% due 06/01/2000 (d)                                   2,800       2,780
Sakura Capital Funding
   7.020% due 09/29/2049 (d)                                   1,700       1,639
                                                                       ---------
Total Cayman Islands                                                       6,205
(Cost $6,078)                                                          =========

--------------------------------------------------------------------------------
COLOMBIA (e)(f) 0.3%
--------------------------------------------------------------------------------
Republic of Colombia
   3.000% due 12/22/2000                                 JY  100,000         941
                                                                       ---------
Total Colombia                                                               941
(Cost $769)                                                            =========

--------------------------------------------------------------------------------
DENMARK (e)(f) 1.2%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
   5.000% due 10/01/2029                                 DK    8,065         917
Nykredit
   5.000% due 10/01/2029                                       8,938       1,016
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                          10           1
Unikredit Realkredit
   5.000% due 10/01/2029                                      11,588       1,314
                                                                       ---------
Total Denmark                                                              3,248
(Cost $3,837)                                                          =========

--------------------------------------------------------------------------------
FRANCE (e)(f) 0.6%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                                 EC      405         383
Republic of France
   3.000% due 07/25/2009 (h)                                   1,456       1,312
                                                                       ---------
Total France                                                               1,695
(Cost $1,898)                                                          =========

--------------------------------------------------------------------------------
GERMANY (e)(f) 4.5%
--------------------------------------------------------------------------------
Commerzbank AG
   3.865% due 09/21/2001                                 EC    2,300       2,197
Hypothekenbank in Essen AG
   4.750% due 08/11/2008 (i)                                   1,250       1,127
Republic of Germany
   5.375% due 01/04/2010                                       3,350       3,239
Treuhandanstalt
   7.500% due 09/09/2004 (i)                                   5,432       5,714
                                                                       ---------
Total Germany                                                             12,277
(Cost $13,189)                                                         =========

--------------------------------------------------------------------------------
GREECE (e)(f) 4.8%
--------------------------------------------------------------------------------
CSFP Credit
   6.601% due 11/19/2004 (d)(j)                           $   11,000      11,100
Hellenic Finance
   2.000% due 07/15/2003                                 EC      500         480
Hellenic Republic
  10.200% due 05/19/2003 (d) GD                              100,000         296
  10.180% due 06/17/2003 (d)                                  69,100         204
  10.240% due 10/23/2003 (d)                                 344,000       1,026
Total Greece                                                              13,106
(Cost $13,510)

--------------------------------------------------------------------------------
ITALY (e)(f) 2.2%
--------------------------------------------------------------------------------
Island Finance
   4.326% due 03/30/2015 (d)                              $    1,200       1,148
Republic of Italy
   4.250% due 11/01/2009 (i)                             EC    1,640       1,433
   6.500% due 11/01/2027 (i)                                   2,420       2,522
   5.250% due 11/01/2029 (i)                                   1,170       1,031
                                                                       ---------
Total Italy                                                                6,134
(Cost $6,684)                                                          =========

--------------------------------------------------------------------------------
JAPAN (e)(f) 1.5%
--------------------------------------------------------------------------------
Government of Japan
   4.000% due 06/20/2005 (i)  JY                              36,200         398
   2.900% due 12/20/2006 (i)                                  96,000       1,015
International Credit Receivable Japan 1 Tranche A
   0.478% due 11/22/2004 (d)                                  87,052         848
International Credit Receivable Japan 1 Tranche B
   0.578% due 11/22/2004 (d)                                  90,000         876
SHL Corp. Ltd.
   0.571% due 12/25/2024 (d)                                  67,001         653
   0.871% due 12/25/2024 (d)                                  41,000         399
                                                                       ---------
Total Japan                                                                4,189
(Cost $3,978)                                                          =========


                                   2000 Annual Report See accompanying notes 129

Global Bond Fund
March 31, 2000
                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
MEXICO (e)(f) 1.7%
--------------------------------------------------------------------------------
Petroleos Mexicanos
   8.850% due 09/15/2007                                    $    480    $    467
   9.375% due 12/02/2008                                         650         668
United Mexican States
   6.930% due 04/07/2000 (d)                                   1,000       1,000
  10.375% due 01/29/2003                              DM       2,904       1,559
   4.000% due 03/11/2004                              JY      61,000         610
   6.250% due 12/31/2019                                    $    250         214
                                                                       ---------
Total Mexico                                                               4,518
(Cost $4,631)                                                          =========

--------------------------------------------------------------------------------
NETHELANDS (e)(f) 2.0%
--------------------------------------------------------------------------------
Bank of Japan
   2.140% due 11/16/2009                              JY     100,000         975
Deutsche Bank Financial
   6.235% due 12/17/2003 (d)                                $  1,500       1,498
KPNQWest BV
   7.125% due 06/01/2009                              EC       1,500       1,410
Tecnost International NV
   5.616% due 06/23/2004 (d)                                     690         677
Telekomunikacja Polska SA
   7.750% due 12/10/2008                                    $    960         932
                                                                       ---------
Total Netherlands                                                          5,492
(Cost $5,688)                                                          =========

--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 2.9%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   5.500% due 04/15/2003 (i)                          N$       1,900         904
   7.000% due 07/15/2009 (i)                                   2,465       1,227
   4.500% due 02/15/2016 (h)                                  12,181       5,932
                                                                       ---------
Total New Zealand                                                          8,063
(Cost $8,912)                                                          =========

--------------------------------------------------------------------------------
PANAMA 0.2%
--------------------------------------------------------------------------------
Republic of Panama
   4.250% due 07/17/2014                                    $    660         533
                                                                       ---------
Total Panama                                                                 533
(Cost $524)                                                            =========

--------------------------------------------------------------------------------
PERU 0.4%
--------------------------------------------------------------------------------
Republic of Peru
   4.500% due 03/07/2017 (d)                                $  1,600       1,072
                                                                       ---------
Total Peru                                                                 1,072
(Cost $1,081)                                                          =========

--------------------------------------------------------------------------------
PHILIPPINES (e)(f) 1.0%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                              EC       2,035       1,968
   6.875% due 12/01/2009 (d)                                $    640         605
   6.500% due 12/01/2017                                         140         128
                                                                       ---------
Total Philippines                                                          2,701
(Cost $2,869)                                                          =========

--------------------------------------------------------------------------------
POLAND 0.1%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                                $    280         174
                                                                       ---------
Total Poland                                                                 174
(Cost $173)                                                            =========

--------------------------------------------------------------------------------
PORTUGAL (e)(f) 1.1%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009 (i)                          EC       3,550       3,023
                                                                       ---------
Total Portugal                                                             3,023
(Cost $3,310)                                                          =========

--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 1.5%
--------------------------------------------------------------------------------
Korea Development Bank
   6.342% due 05/06/2000 (d)                          BP       1,470    $  2,338
   3.610% due 05/14/2001 (d)                          DM         520         251
Korean Export-Import Bank
   7.250% due 06/25/2001                                    $  1,300       1,296
   6.500% due 02/10/2002                                         300         291
                                                                       ---------
Total South Korea                                                          4,176
(Cost $4,232)                                                          =========

--------------------------------------------------------------------------------
SPAIN (e)(f) 0.7%
--------------------------------------------------------------------------------
Kingdom of Spain
   6.000% due 01/31/2029 (i)                          EC       1,921       1,895
                                                                       ---------
Total Spain                                                                1,895
(Cost $2,064)                                                          =========

--------------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 7.3%
--------------------------------------------------------------------------------
Asian Development Bank
   5.375% due 09/15/2003 (i)                          A$       1,800       1,047
Eurofima
   4.750% due 07/07/2004 (i)                          SK       4,000         440
European Investment Bank
   7.000% due 12/08/2003                              BP       2,370       3,793
   6.000% due 11/26/2004 (i)                                     750       1,163
   5.375% due 08/28/2007                              NK       4,200         462
Inter-American Development Bank
   7.125% due 11/26/2004                              BP         510         826
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                                       1,500       2,392
   7.000% due 09/18/2000                              N$       3,200       1,593
   7.250% due 04/09/2001                                       3,200       1,589
   7.000% due 06/07/2002                              BP       1,000       1,598
   7.250% due 05/27/2003                              N$       9,190       4,481
World Bank
  10.250% due 04/11/2002                              PP      29,000         666
                                                                       ---------
Total Supranational                                                       20,050
(Cost $21,888)                                                         =========

--------------------------------------------------------------------------------
SWEDEN (e)(f) 1.7%
--------------------------------------------------------------------------------
Kingdom of Sweden
  13.000% due 06/15/2001                              SK      10,300       1,304
   0.000% due 04/01/2004 (h)                                  31,518       3,325
                                                                       ---------
Total Sweden                                                               4,629
(Cost $4,747)                                                          =========

--------------------------------------------------------------------------------
TUNISIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
  7.500% due 08/06/2009                               EC         700         681
                                                                       ---------
Total Tunisia                                                                681
(Cost $711)                                                            =========

--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 9.6%
--------------------------------------------------------------------------------
Bank of Scotland Capital Fund
   8.117% due 03/31/2049                              BP         830       1,321
BG Transco Holdings plc
   7.057% due 12/14/2009 (d)                                   1,060       1,694
Cadbury Schweppes plc
   8.000% due 12/29/2000                                         800       1,283
Equitable
   8.000% due 08/29/2049 (d)                                   6,100       9,789
Halifax Group Euro Finance
   7.627% due 12/29/2049 (d)                          EC         400         388
Halifax Group Sterling Finance
   7.881% due 12/29/2049                              BP       2,200       3,608
HAUS Limited
   3.660% due 12/10/2015 (d)                          EC         600         574
   3.850% due 12/10/2037 (d)                                   4,200       4,017


130 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Lloyds TSB Bank plc
   5.625% due 07/15/2049                            EC      2,050     $   1,838
Royal Bank of Scotland plc
   6.770% due 03/31/2049                                    1,700         1,626
SCCR Series 1 Ltd.
   3.500% due 05/15/2000 (d)                        IL    200,000            99
                                                                      ----------
Total United Kingdom                                                     26,237
(Cost $26,964)                                                        ==========

--------------------------------------------------------------------------------
UNITED STATES (e)(f)73.3%
--------------------------------------------------------------------------------
Asset-Backed Securities 7.1%
AFC Home Equity Loan Trust
   6.189% due 12/22/2027 (d)                         $        909           909
Americredit Automobile Receivable Trust
   5.880% due 12/05/2003                                      250           248
Amresco Residential Securities Mortgage Loan Trust
   7.875% due 09/25/2028 (d)                                1,000           963
   6.595% due 06/25/2029 (d)                                2,893         2,905
Argentina Funding Corp.
   6.331% due 05/20/2003 (d)                                  300           300
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                      186           185
   6.290% due 07/20/2004                                      333           330
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                      134           134
Contimortgage Home Equity Loan Trust
   6.174% due 10/15/2012 (d)                                  506           506
   6.010% due 12/25/2013                                    2,791         2,773
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                                      361           361
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                                       34            34
First Security Auto Owner Trust
   5.311% due 04/15/2002                                      262           262
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                       11            11
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                      995           983
Pacific Southwest Bank
   6.060% due 06/15/2002                                      214           213
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                      720           706
Residential Asset Securities Corp.
   6.621% due 12/25/2013 (d)                                1,487         1,486
Salomon Brothers Mortgage Securities
   6.219% due 02/25/2030 (d)                                5,572         5,532
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                      502           497
                                                                      ----------
                                                                         19,338
                                                                      ==========
Corporate Bonds & Notes 26.0%
Abbey National Capital Trust I
   8.963% due 12/29/2049                             $      1,000         1,022
AES Corp.
  10.250% due 07/15/2006                                      176           172
Associates Corp. of North America
   6.210% due 08/27/2001 (d)                                2,400         2,399
   2.727% due 06/30/2003 (d)                        EC        800           762
AT&T Capital Corp.
   6.310% due 04/23/2002 (d)                         $      2,000         2,006
Bancomext Trust Division
   8.000% due 08/05/2003                                      180           178
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                      138           132
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                      143           131
Building Materials Corp.
   7.750% due 07/15/2005                                       76            67
   8.000% due 10/15/2007                                       76            66
Calpine Corp.
   7.875% due 04/01/2008                                      258           243
Century Communications Corp.
   0.000% due 03/15/2003                                      206           151
CMS Energy
   8.125% due 05/15/2002                                      164           162
CSC Holdings, Inc.
   9.875% due 04/01/2023                                      164           167
DaimlerChrysler Holdings
   6.380% due 08/23/2002 (d)                                1,540         1,545
DQE Capital Corp.
   6.539% due 01/15/2002 (d)                                  400           400
Echostar Communications Corp.
   9.250% due 02/01/2006                                      164           158
Finova Capital Corp.
   6.720% due 11/08/2002 (d)                                1,920         1,927
   6.480% due 04/08/2003 (d)                                1,100         1,101
Flag Ltd.
   8.250% due 01/30/2008                                      164           146
Ford Credit Auto Owner Trust
   5.810% due 03/15/2002                                    2,932         2,922
Ford Motor Credit Co.
   1.200% due 02/07/2005                            JY    326,000         3,137
Garden State Newspapers
   8.750% due 10/01/2009                             $        101            90
General Motors Acceptance Corp.
   6.230% due 12/10/2001 (d)                                1,900         1,899
   9.000% due 10/15/2002                                    1,140         1,182
   6.251% due 04/05/2004 (d)                                8,199         8,177
   5.500% due 02/02/2005                            EC      2,500         2,395
Gold Eagle
   11.453% due 04/16/2001                                   1,500         1,498
Hewlett-Packard Finance
   5.625% due 11/20/2000                            DM      1,300           639
Hollinger International Publishing
   8.625% due 03/15/2005                             $        126           119
Household Finance Corp.
   6.473% due 08/06/2002 (d)                                  850           850
   5.125% due 06/24/2009                            EC      1,600         1,413
International Game Technology
   7.875% due 05/15/2004                             $      1,800         1,688
J.P. Morgan & Co.
   6.430% due 02/15/2012                                      640           573
Jones Intercable, Inc.
   8.875% due 04/01/2007                                      164           171
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                            EC        400           404
Kroger Co.
   7.063% due 10/01/2010 (d)                         $      1,200         1,200
Lehman Brothers Holdings, Inc.
   6.690% due 04/04/2003 (d)                                2,300         2,334
   6.700% due 11/30/2006 (d)                                  543           501
McLeodUSA, Inc.
   8.125% due 02/15/2009                                      280           248
Merrill Lynch & Co.
   6.234% due 09/30/2000 (d)                                  540           540
   6.129% due 11/01/2001 (d)                                2,970         2,968
MGM Grand, Inc.
   6.950% due 02/01/2005                                       80            74
Morgan Stanley, Dean Witter, Discover and Co.
   6.165% due 01/28/2002 (d)                                5,100         5,101
Navistar International Corp.
   8.000% due 02/01/2008                                      101            94
Polymer Group, Inc.
   9.000% due 07/01/2007                                      132           116
Protective Life Funding Trust
   6.390% due 01/17/2003 (d)                                  600           600
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                      164           166
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                                6,616         6,500
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                                    1,300         1,296
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                      101            95
Sprint Capital Corp.
   5.875% due 05/01/2004                                      280           265
TCI Communications, Inc.
   6.825% due 04/01/2002 (d)                                2,700         2,740
Tennessee Valley Authority
   3.375% due 01/15/2007                                    1,214         1,128



                                2000 Annual Report See accompanying notes    131

Global Bond Fund
March 31, 2000

                                                       Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
Texas Utilities Co.
   6.791% due 06/25/2001                                  $ 3,500     $   3,497
   7.105% due 09/24/2001                                    1,200         1,206
TV Guide, Inc.
   8.125% due 03/01/2009                                      174           172
Unisys Corp.
  12.000% due 04/15/2003                                      214           227
World Color Press, Inc.
   8.375% due 11/15/2008                                       63            63
                                                                      ---------
                                                                         71,223
                                                                      =========
Mortgage-Backed Securities 16.8%
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                    1,352         1,334
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                    1,631         1,604
   6.500% due 03/25/2029                                       60            55
Crusade Global Trust
   6.400% due 02/15/2030 (d)                                7,000         7,018
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2008                                      445           437
   7.069% due 05/01/2023 (d)                                  297           308
Federal Housing Administration
   7.400% due 02/01/2021                                    1,374         1,370
Federal National Mortgage Assn.
   7.500% due 11/01/2001                                       80            80
   7.500% due 01/01/2002                                      211           211
   6.500% due 04/01/2009                                      432           418
   7.558% due 11/01/2023 (d)                                  220           227
   7.579% due 03/01/2024 (d)                                  140           144
General Electric Capital Mortgage Services, Inc.
   6.250% due 07/25/2029                                      300           286
Government National Mortgage Assn.
   6.000% due 05/22/2030                                    5,900         5,395
   6.750% due 07/20/2022 (d)                                  146           147
   6.750% due 09/20/2022 (d)                                  194           196
   6.750% due 09/20/2022 (d)                                   88            89
   6.375% due 05/20/2023 (d)                                  348           349
   6.375% due 06/20/2023 (d)                                  275           277
   6.750% due 07/20/2023 (d)                                  187           188
   6.750% due 07/20/2023 (d)                                  129           130
   6.750% due 09/20/2023 (d)                                  617           621
   7.125% due 12/20/2023 (d)                                  363           368
   7.125% due 10/20/2024 (d)                                   99           101
   7.125% due 12/20/2025 (d)                                  119           120
   6.750% due 09/20/2026 (d)                                  225           227
   7.125% due 11/20/2026 (d)                                  390           394
   7.125% due 12/20/2026 (d)                                  485           490
   6.618% due 02/16/2030 (d)                                5,448         5,458
   7.000% due 04/19/2030                                    6,500         6,298
   7.500% due 04/19/2030                                    8,600         8,523
Independent National Mortgage Corp.
   8.432% due 11/25/2024 (d)                                   13            13
Residential Funding Mortgage Securities, Inc.
   8.344% due 03/25/2025 (d)                                  381           388
Sasco Floating Rate Commercial Mortgage
   6.280% due 11/20/2001 (d)                                1,455         1,458
Structured Asset Mortgage Investments, Inc.
   6.585% due 06/25/2029 (d)                                1,405         1,393
                                                                      ---------
                                                                         46,115
                                                                      =========
U.S. Government Agencies 3.9%
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                2,400         2,400
Federal National Mortgage Assn
   7.250% due 06/20/2002 (i)                        N$      6,360         3,142
   6.500% due 07/10/2002 (i)                        A$      3,400         2,045
   5.500% due 12/07/2003 (i)                        BP        500           765
Student Loan Marketing Assn
   5.711% due 04/25/2004 (d)                         $        269           269
   6.565% due 04/25/2007 (d)                                2,090         2,079
                                                                      ---------
                                                                         10,700
                                                                      =========
U.S. Treasury Obligations 18.9%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)(i)                            39,982        39,870
U.S. Treasury Bonds
   8.125% due 08/15/2021 (i)                                8,830        10,855
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                1,070         1,065
                                                                      ---------
                                                                         51,790
                                                                      =========
Preferred Security 0.6%
                                                           Shares
DG Funding Trust
   6.181% due 12/29/2049                                       70           703
Pinto Totta International Finance
   7.770% due 12/29/2049                                    1,000           895
                                                                      ---------
                                                                          1,598
                                                                      ---------
Total United States                                                     200,764
(Cost $201,807)                                                       =========

-------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
-------------------------------------------------------------------------------

                                                        Principal
                                                           Amount
                                                           (000s)
Eurodollar vs U.S. Dollar (OTC)
   Strike @ 1.050 Exp. 07/28/2000                    $     22,170            88
                                                                      ---------
Total Purchased Call Options                                                 88
(Cost $258)                                                           =========

-------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.1%
-------------------------------------------------------------------------------
Eurodollar March Futures (CME)
   Strike @ 90.75 Exp. 03/19/2001                             615             9
Interest Rate Swap (OTC)
   Strike @ 7.500% Exp. 04/29/2002                          4,900           216
                                                                      ---------
Total Purchased Put Options                                                 225
(Cost $201)                                                           =========

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.9%
-------------------------------------------------------------------------------

Certificates of Deposit 1.5%
Commerzbank AG
   6.200% due 05/10/2000                                    4,150         4,150
                                                                      ---------
Commercial Paper 0.9%
Procter & Gamble Co.
   6.080% due 06/02/2000                                    2,000         1,980
Swedbank, Inc.
   5.950% due 06/02/2000                                      400           396
                                                                      ---------
                                                                          2,376
                                                                      =========
Repurchase Agreement 0.5%
State Street Bank
   5.600% due 04/03/2000                                    1,450         1,450
   (Dated 03/31/2000. Collateralized by                               ---------
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $1,482.
   Repurchase proceeds are $1,451.)

U.S. Treasury Bills (b) 0.0%
U.S Treasury Bills
   5.600% due 04/27/2000                                       15            15
                                                                      ---------
Total Short-Term Instruments                                              7,991
(Cost $7,991)                                                         =========

Total Investments (a) 132.9%                                          $ 363,973
(Cost $373,188)

Written Options (c) (0.1%)                                                 (361)
(Premiums $213)

Other Assets and Liabilities (Net) (32.8%)                              (89,836)
                                                                      ---------

Net Assets 100.0%                                                     $ 273,776
                                                                      =========
132  PIMCO Funds See accompanying notes

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $373,499 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                        $        2,060

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (11,586)
                                                                 ---------------

Unrealized depreciation-net                                      $       (9,526)
                                                                 ===============

(b) Securities with an aggregate market value of $1,080 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                         67    $          (15)
EuroBond 10 Year Note (06/2000)                           218               632
Government of Japan 10 Year Note (6/2000)                  42               389
U.S. Treasury 10 Year Note (06/2000)                       31               (85)
                                                                 ---------------
                                                                 $          921
                                                                 ===============
(c) Premiums received on written options:

                                              # of
Type                                     Contracts    Premium             Value
--------------------------------------------------------------------------------
Put - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 7.500% Exp. 04/29/2002        7,000,000   $    159    $          262
Put - OTC Eurodollar vs. Japanese Yen
  Strike @ 102.00 Exp. 05/01/2000        2,000,000         40                94
Put - OTC Australian Dollar vs U.S. Dollar
  Strike @ 0.575 Exp. 06/01/2000         4,150,000         14                 5
                                                     ---------------------------
                                                     $    213    $          361
                                                     ===========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                              Principal
                                 Amount                              Unrealized
                             Covered by           Settlement       Appreciation/
Type     Currency              Contract                Month      (Depreciation)
--------------------------------------------------------------------------------
Buy            A$                 7,609              04/2000     $           27
Sell                              7,902              04/2000                 32
Buy                               2,914              05/2000                 (9)
Sell                                256              05/2000                  1
Sell           BP                 8,448              04/2000               (136)
Buy                                 790              05/2000                  5
Buy            C$                  9360              04/2000                 87
Sell                              8,170              04/2000                (28)
Buy                               8,196              06/2000                 34
Sell           DK                22,221              04/2000                 (1)
Buy            EC                76,297              04/2000             (1,085)
Sell                             23,348              04/2000                565
Buy                               1,840              05/2000                  8
Sell           GD               58,4263              04/2000                 25
Buy            H$                60,117              09/2000                  0
Sell                             60,117              09/2000                (58)
Buy                              28,280              10/2000                  2
Sell                             28,280              10/2000                (24)
Buy            HF               163,000              08/2000                (28)
Buy                             592,000              01/2001               (147)
Buy            JY             1,564,988              04/2000                390
Sell                            144,504              04/2000                (99)
Buy                           5,250,332              05/2000              1,289
Sell                            633,840              05/2000               (268)
Sell           NK                 4,297              05/2000                  4
Buy            N$                   832              04/2000                  7
Sell                              7,781              04/2000                (32)
Sell                             36,501              05/2000               (136)
Buy            PZ                   770              04/2000                  6
Buy                               6,795              01/2001                (10)
Buy                               4,090              02/2001                 31
Buy                               3,910              03/2001                  5
Sell                                770              04/2001                  0
Sell           SK                29,876              04/2000                (13)
                                                                 ---------------
                                                                 $          444
                                                                 ===============

(f) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         DM - German Mark
         EC - Euro
         GD - Greek Drachma
         H$ - Hong Kong Dollar
         HF - Hungarian Forint
         IL - Italian Lira
         JY - Japanese Yen
         N$ - New Zealand Dollar
         NK - Norwegian Kron
         PZ - Polish Zloty
         SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(I) Subject to financing transaction.

(j) Restricted security.

(k) Swap agreements outstanding at March 31, 2000.


                                                     Notional         Unrealized
Type                                                   Amount     (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                 BP      7,300    $         (360)




                                  2000 Annual Report See accompanying notes  133

Schedule of Investments
Global Bond Fund II
March 31, 2000

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
ARGENTINA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Argentina
   5.000% due 12/20/2002                          JY       10,000     $      98
                                                                      ----------
Total Argentina                                                              98
(Cost $95)                                                            ==========

--------------------------------------------------------------------------------
AUSTRALIA (e)(f) 2.4%
--------------------------------------------------------------------------------
Asian Development Bank
   5.250% due 09/15/2004 (j)                      A$          600           343
Bankers Trust Australia
   6.409% due 06/02/2008 (d)                       $          700           680
General Motors Acceptance Corp.
   3.967% due 03/25/2002                          EC        1,200         1,148
Registered Australian Mortgage Securities
   4.017% due 09/26/2032 (d)                                  200           191
                                                                      ----------
Total Australia                                                           2,362
(Cost $2,421)                                                         ==========

--------------------------------------------------------------------------------
BELGIUM (f) 0.2%
--------------------------------------------------------------------------------
Kingdom of Belgium
   6.750% due 11/21/2004 (d)(j)                   BF        5,800           147
                                                                      ----------
Total Belgium                                                               147
(Cost $191)                                                           ==========

--------------------------------------------------------------------------------
BRAZIL 0.8%
--------------------------------------------------------------------------------
Government of Brazil
   7.000% due 01/01/2001 (d)                       $           49            49
   6.938% due 04/15/2006 (d)                                  752           682
                                                                      ----------
Total Brazil                                                                731
(Cost $722)                                                           ==========

--------------------------------------------------------------------------------
BULGARIA 0.7%
--------------------------------------------------------------------------------
Republic of Bulgaria
   2.750% due 07/28/2012 (d)                       $          303           218
   7.063% due 07/28/2024 (d)                                  580           466
                                                                      ----------
Total Bulgaria                                                              684
(Cost $658)                                                           ==========

--------------------------------------------------------------------------------
CANADA (e)(f) 2.4%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
   6.350% due 04/01/2002                          C$          330           227
Commonwealth of Canada
   6.625% due 10/03/2007                          N$        1,810           840
   0.000% due 06/01/2008 (j)                      C$        1,398           964
Export Development Corp
   6.500% due 12/21/2004                          N$          693           327
                                                                      ----------
Total Canada                                                              2,358
(Cost $2,480)                                                         ==========

--------------------------------------------------------------------------------
CAYMAN ISLANDS (e)(f) 1.2%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C
   5.300% due 09/21/2000                          JY       10,000            97
MBNA American
   3.589% due 05/19/2004 (d)                      EC          280           267
Residential Reinsurance
   9.761% due 06/01/2000 (d)                       $          300           298
Sakura Capital Funding
   7.020% due 09/29/2049 (d)                                  500           482
                                                                      ----------
Total Cayman Islands                                                      1,144
(Cost $1,157)                                                         ==========

--------------------------------------------------------------------------------
DENMARK (e)(f) 0.8%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
   5.000% due 10/01/2029                          DK        2,436           277
Realkredit Danmark Mortgage
   5.000% due 10/01/2029                                        3             0
Unikredit Realkredit
   5.000% due 10/01/2029                                    4,344           493
                                                                      ----------
Total Denmark                                                               770
(Cost $877)                                                           ==========

--------------------------------------------------------------------------------
FRANCE (e)(f) 0.6%
--------------------------------------------------------------------------------
AXA
   2.500% due 01/01/2014                          EC           62            58
Compagnie Financiere de CIC-UE
   6.886% due 10/29/2049 (d)                       $          300           289
Republic of France
   3.000% due 07/25/2009 (g)                      EC          306           276
                                                                      ----------
Total France                                                                623
(Cost $678)                                                           ==========

--------------------------------------------------------------------------------
GERMANY (e)(f) 1.5%
--------------------------------------------------------------------------------
Commerzbank AG
   3.865% due 09/21/2001                          EC          440           420
Hypothekenbank in Essen AG
   4.750% due 08/11/2008 (j)                                  190           171
Republic of Germany
   5.375% due 01/04/2010 (j)                                  547           529
Treuhandanstalt
   7.500% due 09/09/2004 (j)                                  330           347
                                                                      ----------
Total Germany                                                             1,467
(Cost $1,627)                                                         ==========

--------------------------------------------------------------------------------
GREECE (e)(f) 2.3%
--------------------------------------------------------------------------------
CSFP Credit
   6.601% due 11/19/2004 (d)(k)                    $        1,750         1,766
Hellenic Republic
   6.684% due 06/06/2001 (d)                                  400           407
  10.180% due 06/17/2003 (d)                      GD        7,400            22
  10.240% due 10/23/2003 (d)                               33,600           100
                                                                      ----------
Total Greece                                                              2,295
(Cost $2,310)                                                         ==========

--------------------------------------------------------------------------------
ITALY (e)(f) 2.5%
--------------------------------------------------------------------------------
Island Finance
   4.326% due 03/30/2015 (d)                      EC          400           383
Republic of Italy
   6.500% due 11/01/2027 (j)                                  460           479
   5.250% due11/01/2029 (j)                                 1,790         1,577
                                                                      ----------
Total Italy                                                               2,439
(Cost $2,556)                                                         ==========

--------------------------------------------------------------------------------
JAPAN (e)(f) 1.0%
--------------------------------------------------------------------------------
Government of Japan
   3.400% due 06/20/2005 (j)                      JY       28,000           300
   4.000% due 06/20/2005 (j)                               11,000           121
International Credit Receivable Japan 1 Tranche A
   0.478% due 11/22/2004                                   16,322           159
International Credit Receivable Japan 1 Tranche B
   0.578% due 11/22/2004                                   20,000           195
SHL Corp. Ltd.
   0.571% due 12/25/2024 (d)                               19,901           194
   0.871% due 12/25/2024 (d)                                5,000            49
                                                                      ----------
Total Japan                                                               1,018
(Cost $939)                                                           ==========

134  PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
--------------------------------------------------------------------------------
JORDAN 0.2%
--------------------------------------------------------------------------------

Kingdom of Jordan
   5.500% due 12/23/2023                           $          250     $     171
                                                                      ----------
Total Jordan                                                                171
(Cost $171)                                                           ==========

--------------------------------------------------------------------------------
MEXICO (e)(f) 1.3%
--------------------------------------------------------------------------------

Petroleos Mexicanos
   8.850% due 09/15/2007                           $          140           136
   9.375% due 12/02/2008                                      190           195
United Mexican States
   8.750% due 05/30/2002                          BP          250           402
   5.000% due 09/30/2002                          JY       25,000           252
  10.375% due 01/29/2003                          DM          200           107
   4.000% due 03/11/2004                          JY       20,000           200
                                                                      ----------
Total Mexico                                                              1,292
(Cost $1,279)                                                         ==========

--------------------------------------------------------------------------------
NETHERLANDS (e)(f) 1.1%
--------------------------------------------------------------------------------

Deutsche Bank Financial
   6.235% due 12/17/2003 (d)                       $          200           200
KPNQWest BV
   7.125% due 06/01/2009                          EC          350           329
Tecnost International NV
   5.616% due 06/23/2004 (d)                                  520           510
                                                                      ----------
Total Netherlands                                                         1,039
(Cost $1,118)                                                         ==========

--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 0.9%
--------------------------------------------------------------------------------

Commonwealth of New Zealand
   7.000% due 07/15/2009 (j)                      N$          500           249
   4.500% due 02/15/2016 (j)                                                584
                                                                      ----------
(Cost $933)                                                                 833
                                                                      ==========
--------------------------------------------------------------------------------
PANAMA 0.2%
--------------------------------------------------------------------------------

Republic of Panama
   4.250% due 07/17/2014                           $          250           202
                                                                      ----------
Total Panama                                                                202
(Cost $191)                                                           ==========

--------------------------------------------------------------------------------
PERU 0.3%
--------------------------------------------------------------------------------

Republic of Peru
   4.500% due 03/07/2017 (d)                       $          250           168
   3.750% due 03/07/2017                                      250           153
                                                                      ----------
Total Peru                                                                  321
(Cost $336)                                                           ==========

--------------------------------------------------------------------------------
PHILIPPINES (e)(f) 0.8%
--------------------------------------------------------------------------------
Republic of Philippines
   8.000% due 09/17/2004                          EC          570           551
   6.875% due 12/01/2009 (d)                       $          104            98
   6.500% due 12/01/2017                                      120           110
                                                                      ----------
Total Philippines                                                           759
(Cost $804)                                                           ==========

--------------------------------------------------------------------------------
POLAND 0.1%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                       $          160            99
                                                                      ----------
Total Poland                                                                 99
(Cost $99)                                                            ==========

--------------------------------------------------------------------------------
PORTUGAL (e)(f) 0.6%
--------------------------------------------------------------------------------
Portugal Government
   3.950% due 07/15/2009 (j)                      EC          650           554
                                                                      ----------
Total Portugal                                                              554
(Cost $604)                                                           ==========

--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 0.9%
--------------------------------------------------------------------------------

Korea Development Bank
   3.610% due 05/14/2001 (d)                      DM          440     $     212
   1.875% due 02/13/2002                          JY       42,000           410
Korean Export-Import Bank
   7.250% due 06/25/2001                           $          260           259
                                                                      ----------
Total South Korea                                                           881
(Cost $866)                                                           ==========

--------------------------------------------------------------------------------
SPAIN (e)(f) 2.1%
--------------------------------------------------------------------------------

Kingdom of Spain
   5.150% due 07/30/2009 (j)                      EC        1,800         1,693
   6.000% due 01/31/2029 (j)                                  307           303
                                                                      ----------
Total Spain                                                               1,996
(Cost $2,200)                                                         ==========

--------------------------------------------------------------------------------
SUPRANATIONAL (e)(f) 6.2%
--------------------------------------------------------------------------------

Asian Development Bank
   5.375% due 09/15/2003 (j)                      A$          600           349
Eurofima
   4.750% due 07/07/2004 (j)                      SK        7,200           792
European Investment Bank
   7.000% due 12/08/2003                          BP          800         1,280
   6.000% due 11/26/2004 (j)                                  170           264
   5.375% due 08/28/2007                          NK          500            55
Inter-American Development Bank
   7.125% due 11/26/2004                          BP           80           129
International Bank for Reconstruction & Development
   6.875% due 07/14/2000                                      200           319
   7.000% due 09/18/2000                          N$          500           249
   7.250% due 04/09/2001                                    1,376           683
   7.250% due 01/16/2002                                    2,480         1,224
   7.000% due 06/07/2002                          BP          100           160
   7.250% due 05/27/2003                          N$          890           434
World Bank
  10.250% due 04/11/2002                          PP        2,000            46
                                                                      ----------
Total Supranational                                                       5,984
(Cost $6,298)                                                         ==========

--------------------------------------------------------------------------------
SWEDEN (e)(f) 0.2%
--------------------------------------------------------------------------------

Kingdom of Sweden
  13.000% due 06/15/2001                          SK          900           114
   5.000% due 01/15/2004 (j)                                  700            80
                                                                      ----------
Total Sweden                                                                194
(Cost $211)                                                           ==========

--------------------------------------------------------------------------------
TUNISIA (e)(f) 0.1%
--------------------------------------------------------------------------------

Banque Centrale De Tunisie
   7.500% due 08/06/2009                          EC          100            97
                                                                      ----------
Total Tunisia                                                                97
(Cost $102)                                                           ==========

--------------------------------------------------------------------------------
UNITED KINGDOM (e)(f) 7.3%
--------------------------------------------------------------------------------

Abbey National Treasury Service
   7.625% due 12/30/2002                          BP          280           451
Bank of Scotland Capital Fund
   8.117% due 03/31/2049 (d)                                1,060         1,687
Equitable
   8.000% due 08/29/2049                                      700         1,123
Halifax Group Sterling Finance
   7.881% due 12/29/2049 (d)                                  550           902
HAUS Limited
   3.850% due 12/10/2037 (d)                      EC        1,500         1,435
Lloyds TSB Bank plc
   5.625% due 07/15/2049                                      590           529
Royal Bank of Scotland plc
   6.770% due 03/31/2049                                    1,000           956
                                                                      ----------
Total United Kingdom                                                      7,083
(Cost $7,175)                                                         ==========



                                   2000 Annual Report See accompanying notes 135

Global Bond Fund II
March 31, 2000
                                                   Principal
                                                      Amount          Value
                                                      (000s)         (000s)
-----------------------------------------------------------------------------
UNITED STATES (e)(f) 75.0%
-----------------------------------------------------------------------------

Corporate Bonds & Notes 24.0%
AES Corp.
   10.250% due 07/15/2006                         $       20       $       20
Associates Corp. of North America
   6.210% due 08/27/2001 (d)                             400              400
Bancomext Trust Division
   8.000% due 08/05/2003                                  70               69
Beckman Instruments, Inc.
   7.100% due 03/04/2003                                  22               21
Buckeye Technologies, Inc.
   8.000% due 10/15/2010                                  20               18
Building Materials Corp.
   7.750% due 07/15/2005                                  12               11
   8.000% due 10/15/2007                                  12               10
Calpine Corp.
   7.875% due 04/01/2008                                  26               24
Capital One Bank
   6.750% due 07/28/2003 (d)                             500              500
Century Communications Corp.
   0.000% due 03/15/2003                                  26               19
CMS Energy
   8.125% due 05/15/2002                                  26               26
CSC Holdings, Inc.
   9.875% due 04/01/2023                                  26               27
DaimlerChrysler Holdings
   6.380% due 08/23/2002 (d)                             870              873
Echostar Communications Corp.
   9.250% due 02/01/2006                                  26               25
Enron Corp.
   6.577% due 09/10/2001 (d)                           1,000            1,001
Finova Capital Corp.
   6.720% due 11/08/2002 (d)                           1,250            1,255
   6.480% due 04/08/2003 (d)                             700              700
Flag Ltd.
   8.250% due 01/30/2008                                  26               23
Ford Motor Credit Co.
   1.200% due 02/07/2005                         JY   98,000              943
Garden State Newspapers
   8.750% due 10/01/2009                          $       16               14
General Motors Acceptance Corp.
   6.299% due 11/12/2002 (d)                           1,000            1,001
   6.251% due 04/05/2004 (d)                           2,160            2,154
   6.875% due 09/09/2004                         BP    1,680            2,665
Gold Eagle
  11.453% due 04/16/2001                                 500              499
Goldman Sachs Group
   6.470% due 01/08/2001 (d)                             300              301
Hewlett-Packard Finance
   5.625% due 11/20/2000                         DM      100               49
Hollinger International Publishing
   8.625% due 03/15/2005                          $       49               46
Household Finance Corp.
   6.473% due 08/06/2002 (d)                             230              230
J.P. Morgan & Co.
   6.430% due 02/15/2012                                 100               89
Jones Intercable, Inc.
   8.875% due 04/01/2007                                  26               27
Kroger Co.
   7.063% due 10/01/2010 (d)                             200              200
Lehman Brothers Holdings, Inc.
   6.840% due 07/15/2002 (d)                             400              402
McLeodUSA, Inc.
   8.125% due 02/15/2009                                  26               23
Merrill Lynch & Co.
   6.129% due 11/01/2001 (d)                             510              510
MGM Grand, Inc.
   6.950% due 02/01/2005                                  10                9
Morgan Stanley, Dean Witter, Discover and Co.
   6.165% due 01/28/2002 (d)                             800              800
   6.290% due 04/22/2004 (d)                             900              899
Navistar International Corp.
   8.000% due 02/01/2008                                  16               15
Polymer Group, Inc.
   9.000% due 07/01/2007                                  16               14
Prudential Funding Corp.
   6.126% due 12/21/2000 (d)                             500              500
Rogers Cantel, Inc.
   8.300% due 10/01/2007                                  26               26
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (g)                           1,968            1,933
   6.393% due 10/21/2002 (d)                     BP      200              318
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                          $      200              199
Silgan Holdings, Inc.
   9.000% due 06/01/2009                                  16               15
Sprint Capital Corp.
   5.875% due 05/01/2004                                  50               47
TCI Communications, Inc.
   6.825% due 04/01/2002 (d)                             300              304
Tennessee Valley Authority
   3.375% due 01/15/2007 (g)                             181              168
Texas Utilities Co.
   6.791% due 06/25/2001                                 200              200
   7.105% due 09/24/2001                                 200              201
TV Guide, Inc.
   8.125% due 03/01/2009                                  16               16
U.S. Bancorp
   6.279% due 02/03/2003 (d)                           1,700            1,700
Unisys Corp.
  12.000% due 04/15/2003                                  26               28
Williams Communications Group, Inc.
   6.540% due 11/15/2001                               1,700            1,700
World Color Press, Inc.
   8.375% due 11/15/2008                                  10               10
                                                                   ----------
                                                                       23,277
                                                                   ==========
Mortgage-Backed Securities 26.1%
Chase Mortgage Finance Corp.
   6.550% due 08/25/2028                                 629              621
Citicorp Mortgage Securities, Inc.
   6.500% due 07/25/2028                                 371              365
   6.500% due 03/25/2029                                  10                9
Crusade Global Trust
   6.400% due 02/15/2030 (d)                           1,540            1,544
Federal National Mortgage Assn
   7.000% due 02/25/2020                                 130              129
Government National Mortgage Assn
   7.125% due 11/20/2021 (d)                              44               45
   6.750% due 07/20/2022 (d)                             701              706
   6.750% due 09/20/2023 (d)                             432              434
   6.750% due 07/20/2025 (d)                             388              389
   6.750% due 09/20/2025 (d)                              44               45
   7.125% due 12/20/2025 (d)                              24               24
   6.750% due 09/20/2026 (d)                              28               28
   7.125% due 11/20/2026 (d)                             761              769
   7.125% due 11/20/2026 (d)                             347              351
   7.125% due 12/20/2026 (d)                              69               70
   6.618% due 02/16/2030 (d)                           1,557            1,560
   6.668% due 02/16/2030 (d)                           1,575            1,579
   6.000% due 05/22/2030                               3,600            3,292
   7.000% due 04/19/2030-05/24/2030 (d)(h)             4,100            4,039
   7.500% due 04/19/2030                               2,900            2,874
Medallion Trust
   6.471% due 03/17/2031 (d)                           1,000            1,000
Puma Finance Limited
   6.418% due 04/15/2031                                 400              399
Residential Funding Mortgage Securities, Inc.
   6.560% due 05/12/2032 (d)                           2,700            2,698
Sasco Floating Rate Commercial Mortgage
   6.280% due 11/20/2001 (d)                             599              600
Structured Asset Mortgage Investments, Inc.
   6.585% due 06/25/2029 (d)                             224              223
Structured Asset Securities Corp.
   6.550% due 02/25/2030 (d)                           1,554            1,543
                                                                   ----------
                                                                       25,336
                                                                   ==========


136  PIMCO Funds See accompanying notes

                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
Asset-Backed Securities 5.3%
AFC Home Equity Loan Trust
   6.189% due 12/22/2027 (d)                           $       446    $     446
Amresco Residential Securities Mortgage Loan Trust
   6.595% due 06/25/2029 (d)                                   560          562
Banc One Auto Grantor Trust
   6.270% due 11/20/2003                                        21           21
Chase Manhattan Grantor Trust
   6.610% due 09/15/2002                                        22           22
Contimortgage Home Equity Loan Trust
   6.010% due 12/25/2013                                       691          686
Daimler-Benz Vehicle Trust
   5.230% due 12/20/2001                                        56           56
Emergent Home Equity Loan Trust
   6.745% due 05/15/2012                                        13           13
EQCC Home Equity Loan Trust
   5.770% due 03/20/2029                                       387          385
First Security Auto Owner Trust
   5.311% due 04/15/2002                                       629          629
Illinois Power Special Purpose Trust
   5.390% due 06/25/2002                                         2            2
MBNA Master Credit Card Trust
   6.050% due 11/15/2002                                       360          360
Nissan Auto Receivables Grantor Trust
   5.450% due 04/15/2004                                        87           86
PSB Lending Home Loan Owner Trust
   6.830% due 05/20/2018                                       110          108
Residential Asset Securities Corp.
   6.621% due 12/25/2013 (d)                                   464          463
Salomon Brothers Mortgage Securities
   6.305% due 11/15/2029 (d)                                   190          190
United Panama Mortgage Loan Asset Backed
   6.329% due 10/25/2029 (d)                                   923          922
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                       247          245
                                                                      ---------
                                                                          5,196
                                                                      =========
New York Municipal Bonds & Notes 0.3%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998, 5.125% due 12/01/2022              300          272
                                                                      ---------
U.S. Government Agencies 4.6%
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                 1,600        1,600
Federal National Mortgage Assn
   7.250% due 06/20/2002 (j)                          N$       640          317
   6.500% due 07/10/2002 (j)                          A$       200          120
Student Loan Marketing Assn
   6.565% due 04/25/2007 (d)                           $     1,560        1,553
   6.019% due 10/25/2007 (d)                                   900          895
                                                                      ---------
                                                                          4,485
                                                                      =========
U.S. Treasury Obligations 14.0%
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (g)(j)                             12,450       12,415
U.S. Treasury Bonds
   8.125% due 08/15/2021                                       600          738
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                   405          403
                                                                      ---------
                                                                         13,556
                                                                      =========
Preferred Security 0.7%
                                                            Shares
DG Funding Trust
   618.125% due 12/29/2049                                      70          703
                                                                      ---------
Total United States                                                      72,825
(Cost $72,869)                                                        =========


                                                         Principal
                                                            Amount        Value
                                                            (000s)       (000s)
--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
U.S. Dollar vs. Eurodollar (OTC)
   Strike @ 1.050 Exp. 07/28/2000                        $   2,300    $       9
                                                             2,300            9
                                                             2,350            9
                                                                      ---------
Total Purchased Call Options                                                 27
(Cost $81)                                                            =========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.1%
--------------------------------------------------------------------------------
Interest Rate Swap (OTC)
   Strike @ 7.500% Exp. 04/29/2002                             700           31
U.S. Treasury Note (OTC) 5.625% due 05/05/2008
   Strike @ 105.531 Exp. 04/05/2000                          1,100          103
                                                                      ---------
Total Purchased Put Options                                                 134
(Cost $158)                                                           =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.4%
--------------------------------------------------------------------------------
Certificates of Deposit 0.7%
Commerzbank AG
   6.200% due 05/10/2000                                       680          680
                                                                      ---------
Commercial Paper 3.6%
KFW International Finance
   5.910% due 06/05/2000                                     3,500        3,464
                                                                      ---------
Repurchase Agreement 1.0%
State Street Bank
   5.600% due 04/03/2000                                       933          933
   (Dated 03/31/2000. Collateralized by                               ---------
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $955
   Repurchase proceeds are $933.)

U.S. Treasury Bills (b) 0.1%
U.S Treasury Bills
   5.680% due 04/27/2000                                        50           50
                                                                      ---------
Total Short-Term Instruments                                              5,127
(Cost $5,127)                                                         =========

Total Investments (a) 119.3%                                          $ 115,754
(Cost $117,333)

Written Options (c) (0.1%)                                                  (70)
(Premiums $40)

Other Assets and Liabilities (Net) (19.2%)                              (18,635)
                                                                      ---------

Net Assets 100.0%                                                     $  97,049
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $117,398 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $      445

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,089)
                                                                      ---------

Unrealized depreciation-net                                          $   (1,644)
                                                                      ---------

                                 2000 Annual Report See accompanying notes   137

Global Bond Fund II
March 31, 2000


(b) Securities with an aggregate market value of $453 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2000)                             95        $     240
Government of Japan 10 Year Note (06/2000)                  15               60
Eurodollar March Futures (03/2001)                          24               (5)
U.S. Treasury 10 Year Note (06/2000)                        66              176
U.S. Treasury 30 Year Note (06/2000)                        13               43
Euribor Futures (09/2000)                                    5                0
                                                                      ---------
                                                                      $     514
                                                                      =========
(c) Premiums received on written options:

                                                # of
Type                                       Contracts       Premium        Value
-------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
Strike @ 102.00 Exp. 05/01/2000              650,000      $     13    $      31

Put - OTC 3 Month LIBOR Interest Rate Swap
Strike @ 7.500% Exp. 04/29/2002            1,000,000            23           37

Put - OTC Australia Dollar vs. U.S. Dollar
Strike @ 0.575 Exp. 06/01/2000             1,250,000             4            2
                                                          ---------------------
                                                          $     40     $     70
                                                          =====================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                             Principal
                                Amount                               Unrealized
                            Covered by              Settlement    Appreciation/
Type    Currency              Contract                   Month   (Depreciation)
-------------------------------------------------------------------------------
Buy           A$                 1,250                 04/2000     $          1
Sell                             1,860                 04/2000                7
Buy                                860                 05/2000               (2)
Sell                               350                 05/2000               (1)
Sell          BP                 6,088                 04/2000              (95)
Buy           C$                 2,880                 04/2000               27
Sell                             2,910                 04/2000              (10)
Sell                               329                 06/2000               (1)
Sell          DK                 6,524                 04/2000                7
Buy           EC                 2,347                 04/2000               (9)
Sell                            11,339                 04/2000              278
Sell          GD                50,518                 04/2000                2
Buy           H$                 8,953                 09/2000                0
Sell                             8,953                 09/2000               (9)
Buy                              3,810                 10/2000                0
Sell                             3,810                 10/2000               (3)
Buy           HF               197,000                 01/2000              (49)
Buy                             32,000                 08/2000               (5)
Buy           JY               299,058                 04/2000              102
Sell                           189,523                 04/2000              (78)
Sell                           412,068                 05/2000             (122)
Sell          N$                 7,471                 04/2000              (37)
Sell                             1,536                 05/2000                1
Buy           PZ                   130                 04/2000                1
Sell                               130                 04/2000                0
Buy                              1,067                 01/2001               (2)
Buy                              2,780                 02/2001               12
Buy                                610                 03/2001                1
Sell          SK                 8,704                 04/2000               (2)
                                                                   ------------
                                                                   $         14
                                                                   ============

(f)  Principal amount denoted in indicated currency:

        A$ - Australian Dollar
        BP - British Pound
        BF - Belgian Franc
        C$ - Canadian Dollar
        DK - Danish Krone
        DM - German Mark
        EC - Euro
        GD - Greek Drachma
        H$ - Hong Kong Dollar
        HF - Hungarian Forint
        JY - Japanese Yen
        NK - Norwegian Kron
        N$ - New Zealand Dollar
        PP - Philippine Peso
        PZ - Polish Zloty
        SK - Swedish Krona


(g)  Prinicpal amount of the security is adjusted for inflation.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i)  Swap agreements outstanding at March 31, 2000:

                                                        Notional      Unrealized
Type                                                      Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                     BP     1,700     $      (84)

(j) Subject to a financing transaction.

(k) Restricted security.


138 PIMCO Funds See accompanying notes

Schedule of Investments

Emerging Markets Bond Fund
March 31, 2000
                                                        Principal
                                                           Amount         Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
ARGENTINA 5.5%
--------------------------------------------------------------------------------
Republic of Argentina
   6.813% due 03/31/2005 (d)                          $     1,040     $     975
   6.875% due 03/31/2023 (d)                                  650           548
                                                                      ---------
Total Argentina                                                           1,523
(Cost $1,533)                                                         =========

--------------------------------------------------------------------------------
BRAZIL 23.9%
--------------------------------------------------------------------------------
Government of Brazil
   6.938% due 04/15/2006 (d)                          $     3,149         2,858
   8.000% due 04/15/2014                                    4,634         3,470
   6.938% due 04/15/2024                                      400           320
                                                                      ---------
Total Brazil                                                              6,648
(Cost $5,990)                                                         =========

--------------------------------------------------------------------------------
BULGARIA 4.5%
--------------------------------------------------------------------------------
Republic of Bulgaria
   7.063% due 07/28/2011 (d)                          $       250           198
   7.063% due 07/28/2024 (d)                                1,310         1,052
                                                                      ---------
Total Bulgaria                                                            1,250
(Cost $1,167)                                                         =========

--------------------------------------------------------------------------------
COLOMBIA 2.1%
--------------------------------------------------------------------------------
Republic of Colombia
   8.700% due 02/15/2016                              $       130            97
  11.750% due 02/25/2020                                      500           488
                                                                      ---------
Total Colombia                                                              585
(Cost $588)                                                           =========

--------------------------------------------------------------------------------
CROATIA 1.4%
--------------------------------------------------------------------------------
Republic of Croatia
   7.063% due 07/31/2006 (d)                          $       423           401
                                                                      ---------
Total Croatia                                                               401
(Cost $403)                                                           =========

--------------------------------------------------------------------------------
JORDAN 4.1%
--------------------------------------------------------------------------------
Kingdom of Jordan
   5.500% due 12/23/2023                              $     1,650         1,128
                                                                      ---------
Total Jordan                                                              1,128
(Cost $1,114)                                                         =========

--------------------------------------------------------------------------------
MEXICO 17.3%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                              $       300           286
Grupo Televisa SA
   13.250% due 05/15/2008 (d)                               1,025         1,012
Petroleos Mexicanos
   9.500% due 09/15/2027                                    1,100         1,136
United Mexican States
   0.000% due 06/30/2003                                      617             0
  10.375% due 02/17/2009                                      200           216
   6.250% due 12/31/2019                                    1,800         1,536
  11.500% due 05/15/2026                                      500           618
                                                                      ---------
Total Mexico                                                              4,804
(Cost $4,620)                                                         =========

--------------------------------------------------------------------------------
MOROCCO 1.5%
--------------------------------------------------------------------------------
Republic of Morocco
   6.938% due 01/01/2009                              $       465           412
                                                                      ---------
Total Morocco                                                               412
(Cost $412)                                                           =========

--------------------------------------------------------------------------------
NIGERIA 0.0%
--------------------------------------------------------------------------------
Central Bank of Nigeria Warrants
   0.000% due 11/15/2020                              $         0             0
                                                                      ---------
Total Nigeria                                                                 0
(Cost $0)                                                             =========

--------------------------------------------------------------------------------
PANAMA 3.4%
--------------------------------------------------------------------------------
Republic of Panama
   4.250% due 07/17/2014                              $       500     $     404
   8.875% due 09/30/2027                                      335           295
   9.375% due 04/01/2029                                      250           239
                                                                      ---------
Total Panama                                                                938
(Cost $927)                                                           =========

--------------------------------------------------------------------------------
PERU 6.4%
--------------------------------------------------------------------------------
Republic of Peru
   3.750% due 03/07/2017                              $       200           124
   4.500% due 03/07/2017 (d)                                2,510         1,672
                                                                      ---------
Total Peru                                                                1,796
(Cost $1,872)                                                         =========

--------------------------------------------------------------------------------
PHILIPPINES 1.2%
--------------------------------------------------------------------------------
Republic of Philippines
   6.875% due 12/01/2007                              $        71            65
   9.875% due 01/15/2019                                      285           258
                                                                      ---------
Total Philippines                                                           323
(Cost $342)                                                           =========

--------------------------------------------------------------------------------
POLAND 3.0%
--------------------------------------------------------------------------------
Republic of Poland
   3.500% due 10/27/2024 (d)                          $     1,375           853
                                                                      ---------
Total Poland                                                                853
(Cost $852)                                                           =========

--------------------------------------------------------------------------------
RUSSIA 6.3%
--------------------------------------------------------------------------------
Russian Federation
   9.250% due 11/27/2001                              $       100            92
   8.750% due 07/24/2005                                      700           525
   6.058% due 12/15/2015 (d)                                  505           147
   12.750% due 06/24/2028                                      50            43
Russian Reconstruction Loan
   6.906% due 12/15/2020 (d)                                3,300           952
                                                                      ---------
Total Russia                                                              1,759
(Cost $1,151)                                                         =========

--------------------------------------------------------------------------------
SOUTH KOREA 3.8%
--------------------------------------------------------------------------------
Korea Development Bank
   9.450% due 03/15/2001                              $       125           127
   7.125% due 04/22/2004                                      250           240
Korean Export-Import Bank
   7.100% due 03/15/2007                                       50            49
Republic of Korea
   8.750% due 04/15/2003                                      200           204
   8.875% due 04/15/2008                                      425           441
                                                                      ---------
Total South Korea                                                         1,061
(Cost $1,060)                                                         =========

--------------------------------------------------------------------------------
TUNISIA 1.1%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
   8.250% due 09/19/2027                              $       350           316
                                                                      ---------
Total Tunisia                                                               316
(Cost $297)                                                           =========

--------------------------------------------------------------------------------
TURKEY 0.7%
--------------------------------------------------------------------------------
Export Credit Bank of Turkey
   8.385% due 08/18/2000                              $       100           100
  11.500% due 02/25/2005                                      100           100
                                                                      ---------
Total Turkey                                                                200
(Cost $199)                                                           =========


                                   2000 Annual Report See accompanying notes 139

Emerging Markets Bond Fund
March 31, 2000
                                                          Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
VENEZUELA 6.7%
-------------------------------------------------------------------------------
Republic of Venezuela
   7.000% due 12/18/2007 (d)                              $   1,143   $     919
   6.750% due 03/31/2020                                      1,100         790
   0.000% due 04/15/2020                                          6           0
   9.250% due 09/15/2027                                        250         165
                                                                      ---------
Total Venezuela                                                           1,874
(Cost $1,890)                                                         =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Commercial Paper 4.6%
E.I. Du Pont de Nemours
   6.030% due 06/08/2000                                        400         394
General Motors Acceptance Corp.
   6.040% due 05/03/2000                                        500         497
Monsanto Co.
   6.060% due 06/01/2000                                        300         297
USAA Capital Corp.
   6.030% due 05/15/2000                                        100          99
                                                                      ---------
                                                                          1,287
Repurchase Agreement 0.5%                                             =========
State Street Bank
   5.600% due 04/03/2000                                        123         123
(Dated 03/31/2000. Collateralized by
Federal National Mortgage Association
0.000% due 08/01/2000 valued at $127.
Repurchase proceeds are $123.)
                                                                      ---------
Total Short-Term Instruments                                              1,410
(Cost $1,412)                                                         =========

Total Investments (a) 98.3%                                           $  27,281
(Cost $25,829)

Other Assets and Liabilities (Net) 1.7%                                     566
                                                                      ---------

Net Assets 100.0%                                                     $  27,847
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $25,997 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   1,703

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (419)
                                                                      ---------

Unrealized appreciation-net                                           $   1,284
                                                                      =========
(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                                      Principal
                                                       Amount        Unrealized
                                     Covered by      Settlement    Appreciation/
Type             Currency             Contract          Month     (Depreciation)
--------------------------------------------------------------------------------
Buy              EC                       419          04/2000     $         (3)
Sell                                       93          04/2000               10
Buy                                       263          08/2000              (18)
Buy              HF                    30,000          04/2000               (3)
Buy                                    25,000          08/2000               (3)
Buy                                   125,000          09/2000              (20)
Buy                                    35,000          11/2000               (5)
Buy              PN                       250          12/2000                3
Buy                                       200          01/2001                2
Buy              PZ                     2,750          02/2001               21
Sell                                    1,000          04/2000                2
                                                                   ------------
                                                                   $        (14)
                                                                   ============
(c) Principal amount denoted in indicated currency:

           EC - Euro
           HF - Hugarian Forint
           PN - Peruvian New Sol
           PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of March 31, 2000.


140 PIMCO Funds See accompanying notes

Schedule of Investments
Strategic Balanced Fund
March 31, 2000
                                                            Principal
                                                               Amount     Value
                                                               (000s)    (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 40.6%
--------------------------------------------------------------------------------
Banking & Finance 18.1%
Abbey National Capital Trust I
   8.963% due 12/29/2049                                  $       800  $    817
AT&T Capital Corp.
   7.000% due 08/15/2001                                          300       299
Bank of America Corp.
   6.625% due 06/15/2004                                        1,000       972
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                                          200       203
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                        1,100     1,058
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                        1,042     1,031
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                                        1,000       975
Countrywide Home Loans
   6.850% due 06/15/2004                                        1,000       972
First Security Corp.
   7.701% due 06/01/2005 (d)                                    3,000     3,000
Ford Motor Credit Corp.
   6.300% due 07/16/2002 (d)                                      300       301
   6.190% due 10/15/2002 (d)                                    1,000     1,000
   6.320% due 12/16/2002 (d)                                      200       200
   6.330% due 03/17/2003 (d)                                      500       500
   5.750% due 02/23/2004                                        1,000       943
General Motors Acceptance Corp.
   6.190% due 08/18/2003 (d)                                    1,000       995
   6.850% due 06/17/2004                                        1,000       975
Hyatt Equities LLC
   6.800% due 05/15/2000                                        2,695     2,692
Lehman Brothers Holdings, Inc.
   6.421% due 06/03/2002 (d)                                      600       596
   6.840% due 07/15/2002 (d)                                      305       307
   6.690% due 04/04/2003 (d)                                      800       812
Merrill Lynch & Co.
   6.573% due 03/17/2004 (d)                                      100        99
Nacional Financiera
   9.549% due 12/01/2000 (d)                                      500       498
NationsBank Corp.
   7.033% due 02/18/2002 (d)                                      100        97
New England Educational Loan Marketing
   6.310% due 06/11/2001 (d)                                    2,000     1,999
Popular, Inc.
   6.400% due 08/25/2000                                        2,000     1,995
Republic New York Corp.
   5.279% due 10/28/2002 (d)                                      100        99
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                                    1,146     1,126
   6.224% due 04/02/2002 (d)                                      200       200
Wells Fargo & Co.
   6.625% due 07/15/2004                                        1,000       977
Westdeutsche Landesbank
   6.050% due 01/15/2009                                        2,500     2,237
                                                                       --------
                                                                         27,975
Industrials 13.8%                                                      ========
AMR Corp.
  10.000% due 02/01/2001                                          400       407
   9.430% due 05/10/2001                                        1,000     1,017
Conagra, Inc.
   6.340% due 06/12/2000 (d)                                    2,000     1,999
DaimlerChrysler Holdings
   6.900% due 09/01/2004                                        1,000       981
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                                    1,000       963
El Paso Energy Corp.
   6.690% due 07/15/2001 (d)                                      200       200
Grupo Televisa SA
  13.250% due 05/15/2008                                        1,250     1,234
Lockheed Martin Corp.
   6.850% due 05/15/2001                                        2,000     1,974
Norfolk Southern Corp.
   6.700% due 05/01/2000                                          100       100
Occidental Petroleum
   6.704% due 04/03/2000                                          600       600
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                                    6,000     5,926
Reliant Energy, Inc.
   6.375% due 11/01/2003                                        1,000       963
Royal Bank of Scotland plc
   6.770% due 03/31/2049                                 EC       600       574
Tyco International Group SA
   6.819% due 03/05/2001 (d)                              $       300       300
Waste Management, Inc.
   6.000% due 05/15/2001                                        1,500     1,442
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                          200       200
Williams Holdings, Inc.
   6.680% due 06/13/2000                                        2,500     2,498
                                                                       --------
                                                                         21,378
Utilities 8.7%                                                         ========
Arizona Public Service
   5.750% due 09/15/2000                                        2,000     1,987
Central Power & Light Co.
   6.710% due 11/23/2001 (d)                                    2,000     2,001
Cleveland Electric/Toledo Edison
   7.190% due 07/01/2000                                          500       499
Dominion Resources, Inc.
   6.195% due 01/26/2001 (d)                                      500       497
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                                          200       199
New Century Energies, Inc.
   5.860% due 05/30/2000                                        1,000       998
Sierra Pacific Resources
   6.830% due 10/06/2000 (d)                                    4,000     3,998
Sprint Capital Corp.
   6.386% due 11/15/2001 (d)                                    1,700     1,701
System Energy Resources
   7.710% due 08/01/2001                                          650       650
Texas Utilities Co.
   6.410% due 11/21/2001                                        1,000       985
                                                                       --------
                                                                         13,515
                                                                       --------
Total Corporate Bonds & Notes                                            62,868
(Cost $63,361)                                                         ========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.6%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                      900       900
   5.711% due 04/25/2004 (d)                                      158       158
   6.635% due 07/25/2006 (d)                                    2,024     2,018
   6.595% due 01/25/2007 (d)                                      532       532
   6.565% due 04/25/2007 (d)                                      418       416
                                                                       --------
Total U.S. Government Agencies                                            4,024
(Cost $4,024)                                                          ========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (i)                                    6,320     6,302
   3.375% due 01/15/2007                                        3,194     3,075
   3.625% due 01/15/2008                                          209       203
U.S. Treasury Bonds
  10.625% due 08/15/2015                                          200       286
   8.875% due 08/15/2017                                        3,000     3,838
   8.750% due 08/15/2020                                          800     1,035
   8.000% due 11/15/2021 (i)                                      500       609
   6.250% due 05/15/2030                                        2,300     2,434
U.S. Treasury Notes
   5.500% due 05/31/2000 (b)                                    2,035     2,034
   5.125% due 08/31/2000                                          100       100
U.S. Treasury Strips
   0.000% due 05/15/2020                                          300        90
   0.000% due 11/15/2021                                          100        28
                                                                       --------
Total U.S. Treasury Obligations                                          20,034
(Cost $19,582)                                                         ========



                                   2000 Annual Report See accompanying notes 141

Strategic Balanced Fund
March 31, 2000
                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 24.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 10.2%
Countrywide Home Loans
   6.050% due 04/25/2029                                   $     289   $     283
Federal Home Loan Mortgage Corp.
   5.876% due 05/18/2000 (d)                                   1,000       1,000
   5.500% due 07/15/2005                                          32          32
  10.150% due 04/15/2006                                           6           6
   7.000% due 05/15/2023                                       1,763       1,626
   6.500% due 08/15/2023                                         187         175
   6.500% due 03/15/2024                                         307         276
Federal National Mortgage Assn.
   6.740% due 08/25/2007                                         145         141
   5.700% due 06/25/2017                                       1,044       1,033
   9.500% due 06/25/2018                                         210         221
   4.000% due 01/25/2022                                         126         109
   5.000% due 04/25/2022                                          48          42
   7.000% due 06/25/2023                                         272         259
   6.500% due 12/25/2023                                         148         131
First Plus Home Loan Trust
   6.060% due 09/10/2011                                         823         821
General Electric Capital Mortgage Services, Inc.
   6.250% due 12/25/2028                                       1,481       1,326
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                         274         260
Greenwich
   7.272% due 04/25/2022 (d)                                     314         313
Housing Securities, Inc.
   5.864% due 07/25/2032 (d)                                     738         738
Independent National Mortgage Corp.
   7.218% due 11/25/2024 (d)                                     114         115
   8.432% due 11/25/2024 (d)                                      52          53
   8.350% due 06/25/2025                                         215         215
Morgan Stanley Capital
   6.590% due 10/03/2030                                         928         903
Norwest Asset Securities Corp.
   6.500% due 02/25/2029                                       2,000       1,826
   6.750% due 08/25/2029                                         437         429
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                                         320         311
   6.500% due 11/25/2029                                         999         910
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                                         965         944
Resecuritization Mortgage Trust
   6.069% due 04/26/2021 (d)                                     447         435
Resolution Trust Corp.
   8.000% due 06/25/2026                                         831         828
Structured Asset Securities Corp.
   6.295% due 12/25/2000 (d)                                      96          96
                                                                       ---------
                                                                          15,857
                                                                       =========
Federal Home Loan Mortgage Corp. 0.2%
   8.500% due 03/01/2023                                         258         264
                                                                       ---------

Federal Housing Administration 2.5%
   6.000% due 03/20/2028                                       1,833       1,670
   6.930% due 07/01/2014 (d)                                     533         474
   7.430% due 01/01/2023                                       1,723       1,682
                                                                       ---------
                                                                           3,826
                                                                       =========
Federal National Mortgage Assn. 0.7%
   6.130% due 03/01/2029 (d)                                     350         341
   6.500% due 09/01/2005                                         249         244
   7.472% due 12/01/2023 (d)                                     167         171
   8.500% due 07/01/2002-01/01/2008 (g)                          283         289
                                                                       ---------
                                                                           1,045
                                                                       =========
Government National Mortgage Assn. 10.2%
   6.000% due 04/19/2030                                       4,000       3,660
   6.375% due 04/20/2023-06/20/2027 (d)(g)                     1,393       1,400
   6.500% due 01/15/2024-04/19/2030 (d)(g)                     1,837       1,736
   6.750% due 07/20/2023-08/20/2026 (d)(g)                       616         621
   6.875% due 01/15/2001-02/01/2040 (g)                        1,000         963
   7.000% due 01/20/2027-04/19/2030 (d)(g)                     1,432       1,388
   7.250% due 08/24/2024 (d)                                     286         287
   7.500% due 05/15/2017-04/19/2030 (g)                        4,705       4,655
   8.000% due 09/15/2006-04/19/2030 (g)                          835         844
   9.500% due 09/15/2009-10/15/2009 (g)                           69          70
  10.750% due 09/15/2000-10/15/2000 (g)                           13          13
  16.000% due 10/15/2011-04/15/2012 (g)                          148         172
                                                                       ---------
                                                                          15,809
                                                                       =========
Mortgage-Backed Securities 0.1%
CS First Boston Mortgage Securities
   6.960% due 01/20/2004                                         204         202
                                                                       ---------
Other Mortgage-Backed Securities 0.3%
Home Savings of America
   5.722% due 05/25/2027 (d)                                     549         521
                                                                       ---------
Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                                          13          13
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2016                                         236           4
   7.000% due 02/15/2017                                          49           0
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/2005                                         780          88
   6.500% due 09/25/2008                                         314          26
                                                                       ---------
                                                                             131
                                                                       ---------
Total Mortgage-Backed Securities                                          37,655
(Cost $38,519)                                                         =========

--------------------------------------------------------------------------------
ASSSET-BACKED SECURITIES 4.2%
--------------------------------------------------------------------------------
Amresco Residential Securities Mortgage Loan Trust
   6.315% due 07/25/2027 (d)                                     534         533
Arcadia Automobile Receivables Trust
   6.500% due 06/17/2002                                         297         298
Contimortgage Home Equity Loan Trust
   6.174% due 10/15/2012 (d)                                     244         244
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                          63          62
Green Tree Financial Corp.
   7.860% due 04/01/2031                                         400         409
Money Store Home Equity Trust
   6.550% due 09/15/2021                                       1,062       1,056
NPF XII, Inc.
   6.588% due 11/01/2003 (d)                                   1,000       1,000
Saxon Asset Securities Trust
   6.355% due 05/25/2029 (d)                                   2,272       2,267
WMC Mortgage Loan
   6.090% due 03/20/2028 (d)                                     670         669
                                                                       ---------
Total Asset-Backed Securities                                              6,538
(Cost $6,543)                                                          =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.8%
--------------------------------------------------------------------------------
Government of Brazil
   7.000% due 01/01/2001 (d)                                   1,107       1,103
Hydro Quebec
   6.500% due 09/29/2049 (d)                                     200         173
Republic of Korea
   8.281% due 04/08/2000 (d)                                     549         551
United Mexican States
   7.493% due 06/27/2002 (d)                                   1,000       1,004
                                                                       ---------
Total Sovereign Issues                                                     2,831
(Cost $2,811)                                                          =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 5.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
  10.000% due 03/15/2002 (i)                              N$     300         157
   5.500% due 04/15/2003 (i)                                     500         238
International Bank for Reconstruction & Development
   0.000% due 05/27/2003 (i)                                     100          49
Tecnost International NV
   5.616% due 06/23/2004 (d)                              EC   8,600       8,442
                                                                       ---------
Total Foreign Currency-Denominated Issues                                  8,886
(Cost $9,559)                                                          =========


142 PIMCO Funds See accompanying notes

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
------------------------------------------------------------------------------
Eurodollar June Futures (CME)
   Strike @ 92.000 Exp. 06/19/2000                 $       188      $        1
S&P 500 Index June Futures
   Strike @ 1,540.000 Exp. 06/16/2000                       25               3
                                                                    ----------
Total Purchased Put Options                                                  4
(Cost $3)                                                           ==========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.3%
--------------------------------------------------------------------------------
Industrial 1.3%
Hercules Trust VI
   8.625% due 12/29/2000 (d)                             2,000           1,999
                                                                    ----------
Total Convertible Bonds and Notes                                        1,999
(Cost $2,000)                                                       ==========

------------------------------------------------------------------------------
PREFERRED SECURITY 0.7%
------------------------------------------------------------------------------

                                                        Shares
DG Funding Trust
   6.181% due 12/29/2049                                   110           1,104
                                                                    ----------
Total Preferred Security                                                 1,104
(Cost $1,100)                                                       ==========

------------------------------------------------------------------------------
COMMON STOCKS 0.9%
------------------------------------------------------------------------------

Utilities 0.9%
Eastern Enterprises                                    100,000               6
Florida Progress Corp.                                   7,800             358
LG&E Energy Corp.                                          600              14
MCN Energy Group, Inc.                                  28,700             718
Northeast Utilities                                     16,500             355
                                                                    ----------
Total Common Stocks                                                      1,451
(Cost $1,429)                                                       ==========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 15.2%
------------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 11.4%
Alcoa, Inc.
   5.920% due 05/12/2000                           $       800             795
Conoco, Inc.
   5.860% due 04/05/2000                                 1,400           1,399
E.I. Du Pont de Nemours
   6.030% due 06/08/2000                                   100             100
Federal Home Loan Mortgage Corp.
   5.970% due 05/02/2000                                 1,000             995
General Electric Capital Corp.
   5.930% due 05/19/2000                                 1,200           1,191
   5.950% due 05/19/2000                                 1,600           1,588
   6.060% due 06/07/2000                                 1,000             989
Merck & Co.
   5.970% due 04/24/2000                                 4,000           3,987
Monsanto Co.
   6.070% due 06/14/2000                                   800             790
Reseau Ferre De France
   6.030% due 05/30/2000                                   800             792
Southwestern Public Service
   6.030% due 05/05/2000                                 3,400           3,382
Xerox Credit Corp.
   6.110% due 06/12/2000                                 1,700           1,680
                                                                    ----------
                                                                        17,688
                                                                    ==========
Repurchase Agreement 1.9%
State Street Bank
   5.600% due 04/03/2000                                 2,844           2,844
   (Dated 03/31/2000. Collateralized by Federal Home                ----------
   Loan Bank 6.000% due 08/15/2002 valued at $2,906.
   Repurchase proceeds are $2,845.)

U.S. Treasury Bills 1.9%
   5.426% due 04/27/2000-05/25/2000 (b)(g)               2,976           2,952
                                                                    ----------

Total Short-Term Instruments                                            23,484
(Cost $23,484)                                                      ==========

Total Investments (a) 110.2%                                        $  170,878
(Cost $172,415)

Written Options (c) (0.7%)                                              (1,022)
(Premiums $692)

Other Assets and Liabilities (Net) (9.5%)                              (14,858)
                                                                    ----------

Net Assets 100.0%                                                   $  154,998
                                                                    ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $172,420 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $      833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (2,375)
                                                                    ----------

Unrealized depreciation-net                                         $   (1,542)
                                                                    ==========

(b) Securities with an aggregate market value of $4,986 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                          # of    Appreciation/
Type                                                 Contracts   (Depreciation)
-------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                          22      $       (7)
EuroBond 10 Year Note (06/2000)                             70             (98)
S&P 500 Index (06/2000)                                    234           6,837
U.S. Treasury 10 Year Note (06/2000)                        30              75
U.S. Treasury 5 Year Note                                    9              12
U.S. Treasury 30 Year Note (06/2000)                        15             (51)
Municipal Bond (06/2000)                                    50              41
                                                                    ----------
                                                                    $    6,809
                                                                    ==========

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                            Principal
                               Amount                                Unrealized
                           Covered by          Settlement         Appreciation/
Type        Currency         Contract               Month        (Depreciation)
-------------------------------------------------------------------------------
Buy               EC              630             04/2000           $       (4)
Sell                            7,961             04/2000                   65
Buy               HF          300,000             09/2000                  (23)
                                                                    ----------
                                                                    $       38
                                                                    ==========

(d) Variable rate security. The rate listed is as of March 31, 2000

(e) Principal amount denoted in indicated currency:

          EC - Euro
          HF - Hungarian Forint
          N$ - New Zealand  Dollar


                                   2000 Annual Report See accompanying notes 143

Strategic Balanced Fund
March 31, 2000


------------------------------------------------------------------------------
(f) Premiums received on written options:

                                                   # of
Type                                           Contracts    Premium      Value
------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 98.00 Exp. 05/20/2000                     12   $      7   $     13
Call - CBOT U.S. Treasury Note June Futures
   Strike @ 98.00 Exp. 05/20/2000                      4          2          4
Call - CBOT U.S. Treasury Bond June Futures
   Strike @ 100.00 Exp. 05/20/2000                     9          3          4
Put - CBOT U.S. Treasury Bond June Futures
   Strike @ 82.00 Exp. 05/20/2000                     29          8          0
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 96.00 Exp. 05/20/2000                     28          8          2
Put - CBOT U.S. Treasury Note June Futures
   Strike @ 95.00 Exp. 05/20/2000                      4          1          0
Call - OTC U.S Treasury Note
   6.125% due 08/15/2029
   Strike @ 96.06 Exp. 05/12/2000                    100        242        627
Put - OTC U.S. Treasury Note
   6.125% due 08/15/2029
   Strike @ 96.06 Exp. 05/12/2000                    100        242         26
Call - CME S&P 500 June Futures
   Strike @ 1,540.00 Exp. 06/16/2000                   6         48         72
Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000                      5          3          4
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000               4,960,000         11          9
Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp. 12/18/2000                    127        109        252
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                      5          4          4
Call - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                     10          4          5
                                                           -------------------
                                                           $    692   $  1,022
                                                           ===================

(g) Securities grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to a financing transaction.

(j) Swap agreements outstanding at March 31, 2000:

                                                                    Unrealized
                                                      Notional   Appreciation/
Type                                                    Amount    Depreciation
------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12%.

Broker: Lehman Brothers
Exp. 07/31/2000                                       $  7,615        $      0

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%

Broker: Morgan Stanley
Exp. 02/11/2005                                            900              (8)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%

Broker: Goldman Sachs
Exp. 02/25/2005                                          8,000             (49)
                                                                      --------
                                                                      $    (57)
                                                                      ========

                                          Fixed        Notional      Unrealized
Type                                   Rate (%)          Amount    Appreciation
-------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed rate.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                          1.1120       $   1,100       $      12

Broker: Goldman Sachs
Exp. 08/14/2000                          1.1500             200               0

Receive the 10-year Swap Spread and pay a fixed rate
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                          0.9470             600              2
                                                                      --------
                                                                      $     14
                                                                      ========



144 PIMCO Funds See accompanying notes

Schedule of Investments
Convertible Fund
March 31, 2000

                                                              Principal
                                                                 Amount        Value
                                                                 (000s)       (000s)
------------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (c)(d) 77.5%
------------------------------------------------------------------------------------
Banking & Finance 5.4%
ACOM Co. Ltd.
    0.000% due 03/31/2002                               JY       50,000    $     576
Bell Atlantic Financial Services
    5.750% due 04/01/2003                                $          740          740
Deutsche Bank Financial
    0.000% due 02/12/2017                                           850          401
Exchangeable Certs Corp.
    0.625% due 03/02/2005                                         3,300        3,145
    0.250% due 07/17/2006                                         1,000        1,200
Hellenic Finance
    2.000% due 07/15/2003                               EC          500          480
Merrill Lynch & Co.
    1.000% due 07/20/2006                                $        1,775        1,742
Morgan Stanley, Dean Witter, Discover and Co.
    0.000% due 03/02/2006                                           740          625
Swiss Life Financial Ltd.
    2.000% due 05/20/2003                                         1,100        1,065
                                                                           ---------
                                                                               9,974
                                                                           =========
Consumer Discretionary 1.1%
Costco Wholesale Corp.
    0.000% due 08/19/2017                                         1,700        2,031
                                                                           ---------
Energy 3.3%
Devon Energy Corp.
    4.900% due 08/15/2008                                         1,900        1,912
Diamond Offshore Drilling
    3.750% due 02/15/2007                                         3,560        4,090
                                                                           ---------
                                                                               6,002
                                                                           =========
Health Care 3.2%
Athena Neurosciences, Inc.
    4.750% due 11/15/2004                                           750        1,037
Wellpoint Health Network
    0.000% due 07/02/2019                                         7,200        4,869
                                                                           ---------
                                                                               5,906
                                                                           =========
Industrial 7.8%
American Tower Corp.
    5.000% due 02/15/2010                                         1,500        1,692
Centocor, Inc.
    4.750% due 02/15/2005                                         2,100        2,336
Checkfree Holdings Corp.
    6.500% due 12/01/2006                                         1,600        1,824
Roche Holdings, Inc.
    0.000% due 01/19/2015                                         5,950        5,035
Young & Rubicam, Inc.
    3.000% due 01/15/2005                                         3,810        3,543
                                                                           ---------
                                                                              14,430
                                                                           =========
Technology 50.2%
Aether Systems, Inc.
    6.000% due 03/22/2005                                         3,300        3,168
Alkmeres, Inc.
    3.750% due 02/15/2007                                         3,000        2,535
ASM Lithography Holding
    4.250% due 11/30/2004                                         2,000        2,380
    2.500% due 04/09/2005                               DG        1,500        1,302
Commscope, Inc.
    4.000% due 12/15/2006                                $        3,820        4,584
Comverse Technology, Inc.
    4.500% due 07/01/2005                                           100          430
Conexant Systems, Inc.
    4.250% due 05/01/2006                                         1,000        3,193
DSC Communications Corp.
    7.000% due 08/01/2004                                         3,000        3,180
EMC Corp.
    6.000% due 05/15/2004                                         3,350        5,150
Exodus Communications
    4.750% due 07/15/2008                                         2,000        4,123
Hewlett-Packard Co.
    0.000% due 10/14/2017                                         6,400        4,944
I2 Technologies, Inc.
    5.250% due 12/15/2006                                         2,500        4,494
Intel Corp.
    4.000% due 09/01/2004                                           800        3,473
Internet Initiative Japanese
    1.750% due 03/31/2005                               JY      120,000        1,168
Interpublic Group Co., Inc
    1.870% due 06/01/2006                                $        1,850        1,875
Juniper Networks, Inc.
    4.750% due 03/15/2007                                         2,600        2,594
Kulicke & Soffa Industries, Inc.
    4.750% due 12/15/2006                                         2,400        3,801
Lattice Semiconductor Co.
    4.750% due 11/01/2006                                         1,600        2,936
Level 3 Communications, Inc.
    6.000% due 03/15/2010                                         2,700        2,663
Liberty Media Group
    4.000% due 11/15/2029                                         3,200        5,004
LSI Logic Corp.
    4.250% due 03/15/2004                                           500        2,339
Nextel Communications
    5.240% due 01/15/2010                                         4,000        4,785
Sanmina Corp.
    4.250% due 05/01/2004                                           700        1,147
SCI Systems, Inc.
    3.000% due 03/15/2007                                         2,100        2,315
Stmicroelectron
    0.000% due 09/22/2009                                         3,300        5,610
U.S. Cellular Corp.
    0.000% due 06/15/2015                                         3,600        2,461
Ventro Corp.
    6.000% due 04/01/2007                                         2,000        2,026
Veritas Software Corp.
    1.856% due 08/13/2006                                         1,000        3,837
Xerox Corp.
    0.570% due 04/21/2018                                         9,050        4,887
                                                                           ---------
                                                                              92,404
                                                                           =========
Utilities 6.5%
AES Corp.
    4.500% due 08/15/2005                                           750        1,159
Alliant Energy Resources Cvt. Pfd.
    7.250% due 01/02/2000                                            60        4,897
Clear Channel Communications
    2.625% due 04/01/2003                                         3,800        4,683
Kerr-McGee Corp.
    5.250% due 02/15/2010                                         1,000        1,161
                                                                           ---------
                                                                              11,900
                                                                           ---------
Total Convertible Bonds & Notes                                              142,647
(Cost $119,988)                                                            =========

------------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 17.3%
------------------------------------------------------------------------------------
                                                                 Shares
Energy 3.2%
Apache Corp. Cvt. Pfd.
    6.500% due 05/15/2002                                        17,000     $    765
Coastal Corp. Cvt. Pfd.
    6.625% due 08/16/2002                                        80,000        2,265
Kerr-McGee Corp. Cvt. Pfd.
    5.500% due 08/01/2004                                        63,900        2,875
                                                                           ---------
                                                                               5,905
                                                                           =========



                                   2000 Annual Report See accompanying notes 145

Convertible Fund
March 31, 2000
                                                                        Value
                                                        Shares         (000s)
-----------------------------------------------------------------------------
Industrial 9.5%
Decs Trust VI Cvt. Pfd.
    6.250% due 11/15/2002                               40,000      $   3,400
Georgia Pacific Group Cvt. Pfd.
    7.500% due 08/16/2002                               55,000          2,358
Qwest Trends Trust Cvt. Pfd.
    5.750% due 11/17/2003                               33,000          2,591
Sealed Air Corp. Cvt. Pfd.
    4.000% due 04/01/2018                                2,000            104
Times Mirror Co. Cvt. Pfd.
    4.250% due 03/15/2001                                4,000            424
Tribune Co. Cvt. Pfd.
    2.000% due 05/15/2029                               43,000          6,085
UnitedGlobalCom, Inc. Cvt. Pfd.
    7.000% due 12/31/2049                               37,500          2,513
                                                                    ---------
                                                                       17,475
                                                                    =========
Utilities 4.6%
Cox Communications, Inc. Cvt. Pfd.
    7.000% due 08/16/2002                               57,300          3,639
Enron Corp. Cvt. Pfd.
    7.000% due 07/31/2002                               58,000          1,280
MediaOne Group, Inc. Cvt. Pfd.
    6.250% due 08/15/2001                                9,500          1,128
Reliant Energy, Inc. Cvt. Pfd.
    7.000% due 07/01/2000                               15,000          2,385
                                                                    ---------
                                                                        8,432
                                                                    ---------
Total Convertible Preferred Stock                                      31,812
(Cost $26,513)                                                      =========

-----------------------------------------------------------------------------
COMMON STOCKS 0.9%
-----------------------------------------------------------------------------
Communications 0.9%
Leap Wireless International, Inc. (b)                      344             34
Qualcomm, Inc. (b)                                      11,011          1,644
                                                                    ---------
Total Common Stocks                                                     1,678
(Cost $1,608)                                                       =========

-----------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.1%
-----------------------------------------------------------------------------

                                                     Principal
                                                        Amount
                                                        (000s)
Commercial Paper 5.7%
Eastman Kodak Co.
    6.030% due 06/06/2000                            $     300            297
Federal National Mortgage Association
    6.000% due 06/22/2000                               10,200         10,057
Motorola, Inc.
    6.090% due 06/30/2000                                  200            197
                                                                    ---------
                                                                       10,551
                                                                    =========
Repurchase Agreement 0.4%
State Street Bank
    5.600% due 04/03/2000                                  696            696
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $714
    Repurchase proceeds are $696.)
                                                                    ---------
Total Short-Term Instruments                                           11,247
(Cost $11,254)                                                      =========

Total Investments (a) 101.8%                                        $ 187,384
(Cost $159,363)

Other Assets and Liabilities (Net) (1.8%)                              (3,353)
                                                                    ---------

Net Assets 100.0%                                                   $ 184,031
                                                                    =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $159,553 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $  30,163

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (2,332)
                                                                    ---------

Unrealized appreciation-net                                         $  27,831
                                                                    =========
(b) Non-income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                            Principal
                               Amount                              Unrealized
                           Covered by          Settlement       Appreciation/
Type        Currency         Contract               Month      (Depreciation)
-----------------------------------------------------------------------------
Sell              EC            1,292             04/2000           $      10
Buy               JY           66,616             05/2000                 (16)
                                                                    ---------
                                                                    $      (6)
                                                                    =========

(d) Principal amount denoted in indicated currency:

         EC - Euro
         JY - Japanese Yen


146  PIMCO Funds See accompanying notes

Schedule of Investments
StocksPLUS Fund
March 31, 2000

                                              Principal
                                                 Amount           Value
                                                 (000s)          (000s)
-----------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.2%
-----------------------------------------------------------------------
Banking & Finance 13.8%
AT&T Capital Corp.
    7.110% due 09/13/2001 (d)                $    2,100      $    2,094
    6.310% due 04/23/2002 (d)                     5,725           5,741
Banco Latinoamericano SA
    7.156% due 11/30/2001                        19,500          19,482
CIT Group, Inc.
    6.200% due 10/20/2000                         3,600           3,586
Ford Motor Credit Corp.
    6.240% due 11/16/2001 (d)                    11,000          11,009
    6.341% due 03/19/2002 (d)                       590             591
    6.300% due 07/16/2002 (d)                     6,500           6,516
    6.320% due 12/16/2002 (d)                     3,600           3,591
    6.224% due 02/13/2003 (d)                    15,000          14,964
General Motors Acceptance Corp.
    6.190% due 02/25/2002 (d)                     1,000             998
Heller Financial, Inc.
    6.370% due 10/22/2001 (d)                    10,800          10,828
Household Finance Corp.
    6.349% due 06/22/2001 (d)                     5,000           5,012
HRPT Properties Trust
    7.280% due 07/09/2007                         5,000           4,998
Lehman Brothers Holdings, Inc.
    6.840% due 07/15/2002 (d)                     2,700           2,717
    6.690% due 04/04/2003 (d)                     9,400           9,538
    6.700% due 11/30/2006 (d)                     1,910           1,762
MBNA America Bank NA
    6.420% due 06/10/2004 (d)                    10,000           9,972
Mercury Finance Co.
   10.743% due 03/23/2001                        16,000          15,520
Merrill Lynch & Co.
    6.280% due 10/10/2000 (d)                     3,000           3,006
    6.610% due 11/20/2000                        10,000          10,030
    6.261% due 06/18/2001 (d)                    10,000           9,949
    6.480% due 01/11/2002 (d)                     8,550           8,573
    6.300% due 02/04/2003 (d)                     6,000           5,922
MFN Financial Corp.
    6.460% due 09/13/2001 (d)                     4,000           3,992
Nacional Financiera
    9.549% due 12/01/2000 (d)                    10,000           9,950
Residential Reinsurance
    9.761% due 06/01/2000 (d)                     5,000           4,964
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (g)                     2,127           2,090
    6.224% due 04/02/2002 (d)                     3,600           3,607
    6.320% due 02/11/2003 (d)                     5,000           5,001
    6.530% due 03/26/2003                         5,000           4,997
Wells Fargo Co.
    6.780% due 05/02/2005 (d)                     6,400           6,400
                                                             ----------
                                                                207,400
                                                             ==========
Industrials 10.7%
Air Canada
    6.800% due 07/31/2005 (d)                    12,000          10,800
Amerco, Inc.
    6.890% due 10/15/2000                        16,800          16,627
Arrow Electronics, Inc.
    6.860% due 11/24/2000 (d)                    15,000          14,996
Atlas Air, Inc.
    9.820% due 04/04/2003 (d)                     7,000           7,000
Black & Decker
    6.606% due 12/20/2001 (d)                     7,250           7,319
COFIRI International, Inc.
    6.503% due 10/27/2000 (d)                     2,000           1,995
Cemex SA
   10.750% due 07/15/2000                         3,650           3,685
CSX Corp.
    6.430% due 06/15/2000 (d)                    10,000           9,995
El Paso Energy Corp.
    6.690% due 07/15/2001 (d)                     4,600           4,603
Gold Eagle
   11.453% due 04/16/2001                        10,000           9,988
J Seagram & Sons
    6.526% due 04/10/2000 (d)                     2,400           2,364
Marlin Water Trust
    7.090% due 12/15/2001                         4,049           3,988
Merita
    6.471% due 12/01/2005 (d)                     1,000           1,000
Norfolk Southern Corp.
    6.700% due 05/01/2000                         2,600           2,599
Petroleos Mexicanos
    7.600% due 06/15/2000                         2,050           2,055
    8.402% due 07/15/2005 (d)                    15,000          14,813
Stone Container Corp.
   10.750% due 10/01/2002                         3,435           3,482
TCI Communications, Inc.
    6.790% due 04/03/2002 (d)                    11,600          11,766
    6.850% due 03/11/2003 (d)                     4,000           4,088
TRW, Inc.
    6.601% due 06/28/2000 (d)                     8,900           8,899
Tyco International Group SA
    6.819% due 03/05/2001 (d)                    14,200          14,192
Williams Communications Group, Inc.
    6.540% due 11/15/2001                         4,200           4,200
                                                             ----------
                                                                160,454
                                                             ==========
Utilities 8.7%
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                         1,754           1,741
Entergy Arkansas, Inc.
    7.720% due 03/01/2003                         3,500           3,489
Hughes Electric
    7.451% due 10/23/2000                         4,500           4,496
Kerr-McGee Corp.
    6.414% due 08/01/2001 (d)                    50,000          50,002
Niagara Mohawk Power
    7.125% due 07/01/2001                         6,805           6,712
North Atlantic Energy
    9.050% due 06/01/2002                           910             902
Public Service Enterprise Group, Inc.
    6.330% due 11/22/2000 (d)                    15,000          15,000
Sprint Capital Corp.
    6.386% due 11/15/2001 (d)                    25,600          25,620
Telecom Argentina
    9.375% due 06/12/2000                        18,100          18,213
Western Massachusetts Electric
    7.750% due 12/01/2002                         4,000           4,036
                                                             ----------
                                                                130,211
                                                             ----------
Total Corporate Bonds & Notes                                   498,065
(Cost $490,553)                                              ==========

-----------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.2%
-----------------------------------------------------------------------

Student Loan Marketing Assn.
    6.365% due 07/25/2004 (d)                       318             316
    6.089% due 10/25/2005 (d)                     8,935           8,894
    5.909% due 04/25/2006 (d)                     3,371           3,359
    6.635% due 07/25/2006 (d)                     3,006           2,996
    6.595% due 01/25/2007 (d)                     9,517           9,507
    6.565% due 04/25/2007 (d)                     8,080           8,040
                                                             ----------
Total U.S. Government Agencies                                   33,112
(Cost $33,097)                                               ==========

-----------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 11.5%
-----------------------------------------------------------------------

Treasury Inflation Protected Securities
    3.625% due 07/15/2002 (g)                    95,005          94,738
    3.625% due 07/15/2002 (b)(g)                  5,793           5,777
    3.625% due 01/15/2008 (g)                    10,441          10,167
U.S. Treasury Notes
    5.500% due 05/31/2000 (b)                    61,260          61,241
                                                             ----------
Total U.S. Treasury Obligations                                 171,923
(Cost $171,587)                                              ==========



                                   2000 Annual Report See accompanying notes 147

StocksPLUS Fund
March 31, 2000

                                                     Principal
                                                        Amount           Value
                                                        (000s)          (000s)
------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 17.1%
------------------------------------------------------------------------------
Collateralized Mortgage Obligations 7.6%
Bank Mart
    6.883% due 03/01/2019 (d)                       $    5,094      $    5,186
Countrywide Home Loans
    6.050% due 04/25/2029                                6,367           6,239
Donaldson, Lufkin & Jenrette
    7.580% due 10/17/2020 (d)                              155             159
Federal Home Loan Mortgage Corp.
    5.876% due 05/18/2000 (d)                           20,000          20,000
    7.000% due 06/15/2023                                1,460           1,458
    6.500% due 08/15/2023                                8,631           8,453
Federal National Mortgage Assn.
    6.769% due 04/25/2020 (d)                               18              18
    6.500% due 05/18/2024                                3,880           3,803
General Electric Capital Mortgage Services, Inc.
    6.300% due 09/25/2023                                2,000           1,960
    6.250% due 10/25/2028                                  943             928
Greenwich
    7.337% due 10/25/2022 (d)                               11              11
Headlands Mortgage Securities, Inc.
    7.250% due 11/25/2027                               10,456          10,145
ICI Funding Corp. Secured Assets Corp.
    7.650% due 07/25/2028                               10,122          10,099
Norwest Asset Securities Corp.
    6.750% due 08/25/2029                                9,011           8,841
PaineWebber Mortgage
    6.468% due 02/25/2001 (d)                              464             460
PNC Mortgage Securities Corp.
    6.625% due 03/25/2028                                7,903           7,675
Residential Funding Mortgage Securities, Inc.
    5.811% due 03/25/2018 (d)                            1,676           1,636
Resolution Trust Corp.
    6.900% due 05/25/2029 (d)                              103             104
Structured Asset Mortgage Investments, Inc.
    9.040% due 06/25/2029                               19,417          20,022
Structured Asset Securities Corp.
    6.295% due 12/25/2000 (d)                            1,013           1,012
TMA Mortgage Funding Trust
    6.259% due 01/25/2029                                5,756           5,756
                                                                    ----------
                                                                       113,965
                                                                    ==========
Federal Home Loan Mortgage Corporation 0.3%
    6.353% due 07/01/2019 (d)                            2,755           2,702
    6.781% due 06/01/2022 (d)                              436             446
    7.266% due 12/01/2022 (d)                              576             589
    8.500% due 04/01/2025-06/01/2025 (i)                   188             192
                                                                    ----------
                                                                         3,929
                                                                    ==========
Federal National Mortgage Association 0.6%
    6.020% due 05/01/2017 (d)                              269             262
    6.022% due 07/01/2018 (d)                              565             551
    6.023% due 11/01/2018-11/01/2028 (d)(i)              1,710           1,668
    6.026% due 08/01/2029 (d)                              316             308
    6.029% due 02/01/2031 (d)                               90              88
    6.102% due 04/01/2018-11/01/2028 (d)(i)                959             935
    6.500% due 09/01/2005                                5,483           5,371
    7.443% due 05/01/2022 (d)                              333             342
                                                                    ----------
                                                                         9,525
                                                                    ==========
Government National Mortgage Association 5.2%
    6.320% due 02/16/2030 (d)                           30,481          30,439
    6.375% due 02/20/2026-02/20/2028 (d)(i)             20,732          20,771
    6.750% due 07/20/2018-07/20/2023 (d)(i)             17,718          17,867
    7.125% due 12/20/2022-12/20/2027 (d)(i)              9,310           9,415
                                                                    ----------
                                                                        78,492
                                                                    ==========
Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities
    6.960% due 01/20/2004                                2,522           2,497
Government National Mortgage Association
    6.618% due 02/16/2030 (d)                           29,585          29,643
    6.668% due 02/16/2030 (d)                           16,139          16,189
                                                                    ----------
                                                                        48,329
                                                                    ==========
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
    6.397% due 01/01/2019 (d)                               22              22
Fund America
    7.166% due 06/25/2023 (d)                              124             126
J.P. Morgan & Co.
    6.570% due 01/25/2018 (d)                              304             299
Resolution Trust Corp.
    6.746% due 12/25/2023 (d)                               13              13
Structured Asset Securities Corp.
    6.709% due 09/25/2036 (d)                              871             865
                                                                    ----------
                                                                         1,325
                                                                    ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
    6.500% due 08/15/2006                                2,034              96
    7.500% due 08/15/2019                                  639              22
Federal National Mortgage Association (IO)
    6.000% due 11/25/2000                                  168               3
    7.000% due 07/25/2006                                  310              21
    6.500% due 02/25/2021                                2,746             180
    7.000% due 07/25/2021                                  728             111
    6.500% due 03/25/2023                                4,089             451
                                                                    ----------
                                                                           884
                                                                    ----------
Total Mortgage-Backed Securities                                       256,449
(Cost $258,701)                                                     ==========

------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.4%
------------------------------------------------------------------------------
AFC Home Equity Loan Trust
    6.029% due 06/25/2028 (d)                           10,948          10,918
Allied Waste Industries, Inc.
    8.938% due 07/30/2006                                  819             743
Allied Waste North America, Inc.
    8.938% due 07/30/2006 (d)                            1,455           1,320
    9.125% due 07/30/2007 (d)                            2,092           1,898
    9.188% due 07/30/2007 (d)                              636             578
Argentina Funding Corp.
    6.331% due 05/20/2003 (d)                           16,000          16,016
Bayview Financial Acquisition
    6.429% due 02/25/2029 (d)                            5,833           5,837
Community Trust Bancorp, Inc.
    6.500% due 09/15/2003                                  932             931
Green Tree Home Improvement Loan
    6.105% due 11/15/2029 (d)                           11,460          11,467
Salomon Brothers Mortgage Securities
    6.219% due 02/25/2030 (d)                           23,582          23,413
Stone Container Corp.
    9.500% due 10/01/2003                                4,136           4,135
    9.625% due 10/01/2003 (d)                            4,136           4,135
                                                                    ----------
Total Asset-Backed Securities                                           81,391
(Cost $81,986)                                                      ==========

------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.4%
------------------------------------------------------------------------------
Government of Croatia
    7.000% due 02/27/2002                                3,000           2,912
Hydro Quebec
    6.500% due 09/29/2049 (d)                            1,000             867
Nacional Financiera
    7.975% due 05/08/2003 (d)                            6,000           5,957
Republic of Argentina
    6.813% due 03/31/2005 (d)                              176             165
   11.786% due 04/10/2005 (d)                            7,000           6,563
Republic of Panama
    7.001% due 05/14/2002 (d)                            1,373           1,354
United Mexican States
    7.439% due 06/27/2002 (d)                           10,000           9,858
    9.780% due 04/07/2004 (d)                            9,000           9,427
                                                                    ----------
Total Sovereign Issues                                                  37,103
(Cost $44,467)                                                      ==========

148 PIMCO Funds See accompanying notes

                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 4.2%
------------------------------------------------------------------------------
Commonwealth of New Zealand
    4.500% due 02/15/2016                          N$       9,750    $   4,749
Export-Import Bank Korea
    3.840% due 10/06/2000 (d)                      DM      11,370        5,520
Kingdom of Sweden
   10.250% due 05/05/2000                          SK       1,000          116
Korea Development Bank
    2.560% due 06/26/2001                          JY   1,000,000        9,884
Tecnost International NV
    5.616% due 06/23/2004 (d)                      EC      34,100       33,473
United Mexican States
    8.750% due 05/30/2002                          BP       3,000        4,825
    7.000% due 06/02/2003                          C$       6,000        3,980
                                                                     ---------
Total Foreign Currency-Denominated Issues (e)(f)                        62,547
(Cost $64,835)                                                       =========

------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
------------------------------------------------------------------------------
S&P 500 Index June Futures (CME)
    Strike @ 725.00 Exp. 06/16/2002                 $          94           29
                                                                     ---------
Total Purchased Put Options                                                 29
(Cost $34)                                                           =========

------------------------------------------------------------------------------
COMMON STOCKS 1.5%
------------------------------------------------------------------------------

                                                           Shares
Utilities 1.5%
Eastern Enterprises                                           800    $      48
Florida Progress Corp.                                    111,000        5,092
LG&E Energy Corp.                                          10,400          238
MCN Energy Group, Inc.                                    443,300       11,083
Northeast Utilities                                       252,000        5,418
                                                                     ---------
Total Common Stocks                                                     21,879
(Cost $21,615)                                                       =========

------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 19.7%
------------------------------------------------------------------------------

                                                        Principal
                                                           Amount
                                                           (000s)
Commercial Paper 18.3%
Alcoa, Inc.
    5.920% due 05/12/2000                           $       4,000        3,974
Bank One Corp.
    6.060% due 05/22/2000                                   8,000        7,934
Conagra, Inc.
    5.860% due 04/05/2000                                     200          200
    6.190% due 04/05/2000                                   4,400        4,398
    6.040% due 04/07/2000                                   1,400        1,399
    6.150% due 05/08/2000                                   8,500        8,449
    6.200% due 05/08/2000                                   2,800        2,783
Cox Communication
    6.050% due 04/10/2000                                     700          699
DaimlerChrysler AG
    6.100% due 06/29/2000                                   4,200        4,136
Dominion Residential, Inc.
    6.040% due 04/04/2000                                   4,000        3,999
    6.140% due 06/05/2000                                  33,000       32,645
E.I. Du Pont de Nemours
    5.890% due 05/22/2000                                  10,600       10,515
    6.030% due 06/06/2000                                   1,500        1,484
Eastman Kodak Co.
    6.030% due 06/07/2000                                   1,500        1,484
Federal Home Loan Mortgage Corp.
    5.960% due 06/15/2000                                     500          494
    5.970% due 06/15/2000                                  11,100       10,966
    5.980% due 06/15/2000                                   6,600        6,520
Federal National Mortgage Association
    5.940% due 06/01/2000                                     200          198
Finova Capital Corp.
    5.960% due 05/15/2000                                  11,000       10,924
    6.140% due 06/08/2000                                  16,000       15,814
Gannett Co., Inc.
    6.000% due 04/13/2000                                  30,000       29,950
General Motors Acceptance Corp.
    6.050% due 05/17/2000                                  10,000        9,926
Motorola, Inc.
    6.090% due 06/02/2000                                   1,300        1,287
Nabisco, Inc.
    6.090% due 04/05/2000                                  15,000       14,995
Nike, Inc.
    5.860% due 04/18/2000                                   1,000          998
Southwestern Public Service
    6.030% due 05/05/2000                                   5,500        5,471
Sumitomo Bank
    6.050% due 04/14/2000                                   3,000        2,994
    6.180% due 04/14/2000                                  12,000       11,977
Tampa Electric Co.
    6.010% due 04/24/2000                                  18,000       17,937
Texas Utilities Co.
    6.050% due 05/26/2000                                  25,000       24,777
    6.240% due 05/26/2000                                   5,000        4,954
TRW, Inc.
    6.060% due 04/17/2000                                   5,190        5,178
Xerox Credit Corp.
    5.890% due 05/16/2000                                   1,200        1,192
    6.050% due 05/18/2000                                  14,000       13,894
                                                                   -----------
                                                                       274,545
                                                                   ===========
Repurchase Agreement 1.1%
State Street Bank
    5.600% due 04/03/2000                                   5,524        5,524
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $5,639.
    Repurchase proceeds are $5,527.)

Daiwa Securities
    6.180% due 04/03/2000                                  10,000       10,000
    (Dated 03/31/2000. Collateralized by
    U.S. Treasury Inflation Protected Securities
    3.782% due 07/15/2002 valued at $10,222.
    Repurchase proceeds are $10,005.)                              -----------
                                                                        15,524
                                                                   ===========
U.S. Treasury Bills (b) 0.3%
    5.454% due 05/25/2000                                   4,910        4,870
                                                                   -----------

Total Short-Term Instruments                                           294,939
(Cost $294,949)                                                    ===========

Total Investments (a) 97.2%                                        $ 1,457,437
(Cost $1,461,824)

Written Options (c) (0.1%)                                              (1,436)
(Premiums $1,231)

Other Assets and Liabilities (Net) 2.8%                                 42,794
                                                                   -----------

Net Assets 100.0%                                                  $ 1,498,795
                                                                   ===========



                                   2000 Annual Report See accompanying notes 149

StocksPLUS Fund
March 31, 2000


--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,461,767 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                        $        5,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (9,562)
                                                                 ---------------

Unrealized depreciation-net                                      $       (4,330)
                                                                 ===============

(b) Securities with an aggregate market value of $71,888 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                          # of     Appreciation/
Type                                                 Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (03/2001)                        1,142   $         (301)
U.S. Treasury 5 Year Note (06/2000)                        237             (315)
S&P 500 Index (06/2000)                                  3,171           92,766
United Kingdom 90 Day LIBOR (09/2000)                       20               19
                                                                 ---------------
                                                                 $       92,169
                                                                 ===============

(c) Premiums received on written options:

                                             # of
Type                                    Contracts      Premium            Value
--------------------------------------------------------------------------------
Call - CME S&P June Futures
     Strike @ 1540 Exp. 06/16/2000             87     $    696   $        1,044
Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.93 Exp. 04/19/2000     87,160,000          201              150
Put - CME Eurodollar December Futures
     Strike @ 93.00 Exp. 12/18/2000           111           83               96
Call - CME Eurodollar December Futures
     Strike @ 93.00 Exp. 12/18/2000           160           63               76
Call - CME Eurodollar December Futures
     Strike @ 92.75 Exp. 12/18/2000            80           55               63
Put - CBOT U.S. Treasury Bond June Futures
     Strike @ 82.00 Exp. 05/20/2000           456          133                7
                                                      -------------------------
                                                      $  1,231   $        1,436
                                                      =========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                        Principal
                                           Amount                     Unrealized
                                       Covered by   Settlement     Appreciation/
Type           Currency                  Contract        Month    (Depreciation)
--------------------------------------------------------------------------------
Sell                 BP                     3,022      04/2000   $         (54)
Sell                 C$                     5,773      06/2000             (24)
Sell                 EC                    65,379      04/2000             511
Buy                  HF                 2,000,000      09/2000            (154)
Sell                 JY                 1,017,009      05/2000            (248)
Sell                 N$                     1,251      04/2000              (8)
Sell                                        8,553      05/2000              40
Buy                  PZ                   102,100      01/2001             (49)
Buy                                        25,000      02/2001             135
                                                                 -------------
                                                                 $         149
                                                                 =============

(f) Principal amount denoted in indicated currency:

--------------------------------------------------------------------------------

         BP - British Pound
         C$ - Canadian Dollar
         DM - German Mark
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar
         PZ - Polish Zloty
         SK - Swedish Krona

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                         Notional  Appreciation/
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130%.

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                                        $   68,991    $        0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140%

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                            21,000             0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                            61,378             0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                           109,518             0

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                             2,400          (123)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                             1,100           (59)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005

Broker: J.P. Morgan
Exp. 07/31/2000                                            10,000             0
                                                                     ----------
                                                                     $     (182)
                                                                     ==========

(i) Securities grouped by coupon or range of coupons and represent a range of maturities.


150 PIMCO Funds See accompanying notes

Schedule of Investments
Municipal Bond Fund
March 31, 2000
                                                          Principal
                                                             Amount      Value
                                                             (000s)     (000s)
------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 103.3%
------------------------------------------------------------------------------
Arizona 6.7%
Maricopa County Arizona Pollution, Series 1994
3.850% due 05/01/2029                                     $   1,100  $   1,100

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                             1,210      1,213

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                           1,130      1,205
                                                                     ---------
                                                                         3,518
                                                                     =========
California 16.6%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998 5.000% due 09/02/2006                360        347

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                             1,000      1,000

Capistrano, California Unified School District
Special Tax, Series 1999 5.000% due 09/01/2008                  350        335

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993 6.000% due 08/01/2015                               500        539

Foothill/Eastern Corridor Agency California
Toll Road Revenue, (MBIA-IBC),
Series 1999 0.000% due 01/15/2026                             1,565        878

Irvine, California Special Assessment Bond,
Series 1998 4.800% due 09/02/2004                               150        146

Irvine, California Special Assessment Bond,
Series 1998 4.900% due 09/02/2005                               310        299

Irvine, California Special Assessment Bond,
Series 1998 5.000% due 09/02/2006                               150        144

Irvine, California Special Assessment Bond,
Series 1999 5.000% due 09/02/2005                               350        343

Irvine, California Special Assessment Bond,
Series 1999 5.100% due 09/02/2006                               535        518

Irvine, California Special Assessment Bond,
Series 1999 5.200% due 09/02/2007                               255        246

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                               350        337

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                           1,000      1,041

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999 0.000% due 08/01/2023                               895        227

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                             245        237

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 4.900% due 09/02/2003                             150        150

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 5.000% due 09/02/2004                             150        151

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                               300        297

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                               170        164

Roseville, California Special Tax,
Series 1999 5.000% due 09/01/2004                               350        343

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                               300        290

South Tahoe, California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                               350        355

West Sacramento, California Refunding Bonds,                    350        346
                                                                     ---------
                                                                         8,733
                                                                     =========
Colorado 2.9%
Colorado Housing Finance Authority,
Series 2000 6.700% due 10/01/2016                               250        269

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                           1,390      1,261
                                                                     ---------
                                                                         1,530
                                                                     =========
Florida 4.6%
Gainesville, Florida Revenue Bonds,
Series 1979 6.200% due 10/01/2002                               300        302

Jacksonville Electric Authority, Bulk Power Supply System
Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991
6.750% due 10/01/2021                                         1,000      1,028

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                         1,000      1,096
                                                                     ---------
                                                                         2,426
                                                                     =========
Hawaii 1.9%
Honolulu Hawaii City & County, (MBIA-IBC),
Series 1993 3.550% due 09/11/2008                             1,000      1,020
                                                                     ---------
Illinois 0.6%
Illinois Health Facilities Authority Revenue,
Series 1998 3.650% due 01/01/2028                               300        300
                                                                     ---------
Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                         1,000      1,110
                                                                     ---------
Louisiana 0.5%
Louisiana Local Government, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                               250        254
                                                                     ---------
Massachusetts 4.0%
Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998 4.700% due 11/01/2007                210        197

Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999 4.600% due 03/01/2009                400        370

Massachusetts State Development Finance Agency,
Series 1998 4.800% due 11/01/2008                                90         85

Massachusetts State General Obligation Unltd,
Series 2000 6.000% due 02/01/2013                             1,000      1,055

Massachusetts State Health Facilities Authority Revenue,
Series 1993 5.500% due 10/01/2002                               400        390
                                                                     ---------
                                                                         2,097
                                                                     =========
Michigan 3.6%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
3.900% due 02/15/2016                                           700        700

Michigan State Environmental Protection General
Obligation Bonds, Series 1992 6.250% due 11/01/2012           1,100      1,206
                                                                     ---------
                                                                         1,906
                                                                     =========


                                   2000 Annual Report See accompanying notes 151

Municipal Bond Fund
March 31, 2000
                                                        Principal
                                                           Amount        Value
                                                           (000s)       (000s)
------------------------------------------------------------------------------
Minnesota 3.6%
Arden Hills Minnesota Housing & Health Care
Presbyterian Homes Revenue Bonds,
(LOC-U.S. Bank N.A. Insured), Series 1999 B
3.850% due 09/01/2029 (d)                               $     900    $     900

New Richland, Minnesota Revenue Bond,
Series 1998 4.500% due 08/01/2004                           1,000          986
                                                                     ---------
                                                                         1,886
                                                                     =========
Missouri 1.1%
Missouri State Health Facilities Revenue,
Series 1999 3.600% due 10/01/2009                             600          600
                                                                     ---------
New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
6.750% due 11/01/2011                                       1,000        1,103
                                                                     ---------
New Jersey 6.6%
New Jersey Economic Development
Authority Revenue Bond, Series 1998 A
0.000% due 04/01/2013                                       1,595          642

New Jersey Economic Development
Authority Revenue Bond, Series 1998
5.600% due 01/01/2012                                       1,000          885

New Jersey Economic Development
Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012                                       1,900        1,929
                                                                     ---------
                                                                         3,456
                                                                     =========
New Mexico 2.6%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A 6.000% due 07/01/2008                         1,000        1,050

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                         315          290
                                                                     ---------
                                                                         1,340
                                                                     =========
New York 10.1%
Nassau County, NY Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                       1,000          999

New York City General Obligation Bonds,
Series 1996 A 7.000% due 08/01/2007                         1,000        1,103

New York State Dorm Authority Revenues,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                       1,000        1,025

New York State Dorm Authority Revenues,
(MBIA Insured), Series 1996
5.600% due 07/01/2016                                       1,250        1,255

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                       1,000          929
                                                                     ---------
                                                                         5,311
                                                                     =========
North Carolina 2.0%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured), Series 1992
6.000% due 01/01/2008                                       1,000        1,055
                                                                     ---------
North Dakota 3.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991 6.900% due 02/01/2019                           2,000        2,073
                                                                     ---------
Ohio 1.9%
Cleveland Water and Sewer Refunding and Improvement
Revenue Bonds, (MBIA Insured), Series 1993 G, Number 1
5.500% due 01/01/2021                                       1,000          988
                                                                     ---------
Oklahoma 1.7%
Oklahoma State Industrial Authority Revenue
3.850% due 08/15/2029                                         900          900
                                                                     ---------
Pennsylvania 0.2%
Delaware County, Pensylvania Hospital Revenue
Bonds, Series 1998 4.900% due 12/01/2008                      100           90
                                                                     ---------
South Carolina 1.8%
Medical University South Carolina Hospital
Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012                                       1,000          956
                                                                     ---------
Tennessee 5.0%
Memphis-Shelby County, Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997 5.350% due 09/01/2012                           1,000          934

Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                           1,000          941

Sullivan County, Tennessee Industrial Development,
(GNMA Insured), Series 1995 6.250% due 07/20/2015             750          777
                                                                     ---------
                                                                         2,652
                                                                     =========
Texas 5.7%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                       2,190          263

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                       1,500        1,371

Lewiswille Texas Independent School District,
(PSF-GTD), Series 2000
5.875% due 08/15/2016                                       1,000        1,021

Midlothian Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                       1,000          334
                                                                     ---------
                                                                         2,989
                                                                     =========
Utah 4.0%
Intermountain Power Agency Utah Power Supply,
(MBIA Insured), Series 1996
6.500% due 07/01/2009                                       1,925        2,108
                                                                     ---------
Washington State 4.7%
Bellevue Washington Convention Center Authority Special
Obligation Revenue Bond, (MBIA Insured), Series 1994
0.000% due 02/01/2024                                       1,000          244

Washington State General Obligation Bond, Series 1997
0.000% due 07/01/2017                                       1,000          371

Washington State General Obligation Bond, Series 1999
5.625% due 07/01/2018                                       1,100        1,099

Washington State Housing Finance Community,
(LOC-U.S. Bank N.A.), Series 1997
3.900% due 07/01/2022                                         200          200

Washington State Public Power Supply System Nuclear
Project No 3 Revenue Bonds, (BIG Insured), Series 1989
0.000% due 07/01/2014                                       1,270          562
                                                                     ---------
                                                                         2,476
                                                                     =========
Wisconsin 2.7%
Wisconsin State Health & Education Facilities Authority
Revenue Bonds, (LOC-Allied Irish Bank PLC Insured),
Series 1997 3.900% due 11/01/2017 (d)                       1,400        1,400
                                                                     ---------

Total Municipal Bonds & Notes                                           54,277
(Cost $54,417)                                                       =========


152  PIMCO Funds See accompanying notes

                                                           Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.1%
-------------------------------------------------------------------------------
Commercial Paper 0.1%
SSgA Tax Free Money Market
    3.282% due 04/03/2000                                   $     61  $      61
                                                                      ---------

Total Short-Term Instruments                                                 61
(Cost $61)                                                            =========


Total Investments (a) 103.3%                                          $  54,338
(Cost $54,478)

Other Assets and Liabilities (Net) (3.3%)                                (1,755)
                                                                      ---------

Net Assets 100.0%                                                     $  52,583
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $54,478 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                              $     877

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                               (1,017)
                                                                      ---------

Unrealized depreciation-net                                           $    (140)
                                                                      =========



                                   2000 Annual Report See accompanying notes 153

Schedule of Investments
Short Duration Municipal Income
March 31, 2000

                                                                 Principal
                                                                    Amount          Value
                                                                    (000s)         (000s)
-----------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 97.5%
-----------------------------------------------------------------------------------------
Arizona 0.9%
Arizona State Transportation Board
Excise Tax Revenue Bond, (MBIA Insured),
Series 1989 7.000% due 07/01/2000                                  $   100      $     101
                                                                                ---------
California 4.7%
California Health Facilities Finance Authority
Revenue Bond, Series 1995 4.250% due 07/01/2011                        500            500
                                                                                ---------
Colorado 6.5%
Denver Colorado Health & Hospital Revenue Bond,
Series 1998 5.000% due 12/01/2002                                      500            493

Denver, Colorado City and County Airport Revenue Bond,
Series 1990 8.100% due 11/15/2000                                      200            203
                                                                                ---------
                                                                                      696
                                                                                =========
Florida 18.5%
Atlantic Beach Florida Health Care Facilities Revenue Bond,
(ACA Insured), Series 1999 5.000% due 10/01/2001                       500            500

Gulf Breeze Florida Revenue, (MBIA Insured),
Series 1997 4.372% due 12/01/2017 (b)                                  500            469

Orlando Florida, Waste Water Systems Revenue Bonds,
Series 1997 3.500% due 10/01/2015 (b)                                  600            524

Port Palm Beach District Florida Revenue, (MBIA Insured),
Series 1999 A 4.200% due 09/01/2001                                    500            496
                                                                                ---------
                                                                                    1,989
                                                                                =========
Georgia 9.4%
Dalton, Georgia Utilities Revenue Bond, (MBIA Insured),
Series 1997 4.750% due 01/01/2001                                      500            502

Fulton County Georgia Water & Sewer Revenue Bond,
(FGIC Insured), Series 1992 5.625% due 01/01/2001                      500            505
                                                                                ---------
                                                                                    1,007
                                                                                =========
Hawaii 11.4%
Hawaii Airport Systems Revenue Bonds, (MBIA Insured),
Series 1991 6.600% due 07/01/2004                                      500            519

Hawaii State General Obligation Bonds, Series 1993
5.500% due 07/01/2001                                                  500            505

Hawaii State Housing Finance & Development Corp.
Revenue, Series 1998 4.250% due 07/01/2001                             195            195
                                                                                ---------
                                                                                    1,219
                                                                                =========
Indiana 2.3%
Indiana State Educational Facilities Authority Revenue
Bonds, Series 1998 4.000% due 10/15/2000                               250            250
                                                                                ---------
Maine 5.1%
Eastport Maine Industrial Development Revenue,
(LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                                                  250            251
5.100% due 11/15/2003                                                  300            301
                                                                                ---------
                                                                                      552
                                                                                =========
Minnesota 2.5%
Minnesota State Higher Education Facilities Authority
Revenue, Series 1998 4.500% due 03/01/2001                             270            271
                                                                                ---------
Missouri 2.2%
Missouri State Housing Development Community
Mortgage Revenue Bonds, (GNMA/FNMA Insured),
Series 1996 7.100% due 09/01/2027                                      225            241
                                                                                ---------
Nevada 4.6%
Carson City Nevada School District General Obligation
Bond, (FGIC Insured), Series 1990 6.600% due 04/01/2001                485            496
                                                                                ---------
New York 4.6%
New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999 4.300% due 07/01/2002                      500            493
                                                                                ---------
Pennsylvania 4.7%
Dauphin County, Pennsylvania General Authority Bond,
(AMBAC Insured), Series 1997 4.450% due 09/01/2032                     500            500
                                                                                ---------
Rhode Island 4.9%
Convention Center Authority Rhode Island Revenue Bond,
(MBIA Insured), Series 1991 6.700% due 05/15/2020                      500            521
                                                                                ---------
Texas 9.2%
Midlothian Texas Independent School District General
Obligation Bond, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2001                                                  500            482

Tarrant County, Texas Water Control & Refund & Import,
(AMBAC Insured), Series 1992 5.750% due 03/01/2013                     500            507
                                                                                ---------
                                                                                      989
                                                                                =========
Wisconsin 6.0%
Oshkosh Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                                                  500            498

Wisconsin State Health & Education Facilities
Authority Revenue Bond, (MBIA Insured), Series 1991
6.000% due 11/15/2000                                                  150            151
                                                                                ---------
                                                                                      649
                                                                                ---------
Total Municipal Bonds & Notes                                                      10,474
(Cost $10,468)                                                                  =========

-----------------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.0%
-----------------------------------------------------------------------------------------
Commercial Paper 1.0%
SSgA Tax Free Money Market
3.282% due 04/03/2000                                                  102            102
                                                                                ---------
Total Short-Term Instruments                                                          102
(Cost $102)                                                                     =========

Total Investments (a) 98.5%                                                     $  10,576
(Cost $10,570)

Other Assets and Liabilities (Net) 1.5%                                               159
                                                                                ---------
Net Assets 100.0%                                                               $  10,735
                                                                                =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $10,570 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                       $      29

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                           (23)
                                                                                ---------
Unrealized appreciation-net                                                     $       6
                                                                                =========
(b) Variable rate security. The rate listed is as of March 31, 2000.

154 PIMCO Funds See accompanying notes

Schedule of Investments
California Intermediate Municipal Bond
March 31, 2000

                                                                     Principal
                                                                        Amount           Value
                                                                        (000s)          (000s)
----------------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 124.0%
----------------------------------------------------------------------------------------------
California 112.7%
Anaheim, California Public Financing Authority
Revenue Bond, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                                $    150       $      151

Antioch California Public Financing Authority
Reassessement Revenue, Series 1998
5.500% due 09/02/2008                                                     500              489

California Educational Facilities Authority,
Series 1997 A 5.700% due 10/01/2015                                       135              138

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                                         500              500

California Housing Financial Agency
Revenue Bonds, (AMBAC FHA Insured),
Series 1996 5.950% due 02/01/2011                                         100              104

California Pollution Control Financing Authority,
Series 1999 A 4.500% due 08/01/2003                                       150              149

California State Department Veteran Affairs
Home Revenue, Series 2000 4.900% due 12/01/2005                           500              501
5.000% due 12/01/2006                                                     500              502

California State Department Water Center
Revenue Bonds, Series 1993 8.375% due 12/01/2003                          150              170

California State Economic Development Authority
Industrial, Series 1997 3.300% due 08/01/2027                             875              875
3.450% due 08/01/2027                                                     380              380

California State General Obligation Bond,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                         400              471

California State General Obligation Bond, Series 1998
5.000% due 02/01/2023                                                     120              109

California State General Obligation Bond,
Series 2000 5.250% due 03/01/2013                                         300              302
5.500% due 03/01/2015                                                     500              507

California State School Improvement Note,
Series 2000 5.250% due 03/01/2005                                         100              103
5.000% due 03/01/2011                                                     100              100

California State Veterans General Obligation Bond,
Series 1985 - AV 8.000% due 10/01/2005                                     40               47

California State Veterans General Obligation Bond,
Series 1997 BL 5.300% due 12/01/2012                                      400              401

Chico California Public Financing Authority Revenue,
(FSA Insured), Series 1996 5.200% due 04/01/2011                          485              494

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                         150              151

Los Angeles, California Airports Improvement Revenue Bonds,
(LOC - Wachovia Bank of Georgia Insured), Series 1984
3.500% due 12/01/2024 (b)                                                 100              100

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999 A 4.600% due 10/01/2007                        150              149

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999 C
4.750% due 07/01/2010                                                      30               30

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993 A1 7.250% due 03/01/2007                    150              173

Pacific Housing & Finance Agency Revenue Bonds,
(MBIA Insured), Series 1999
4.625% due 12/01/2004                                                     250              248

Redding California Electric System Revenue Partnership,
Series 1993 5.684% due 06/28/2019                                         500              494

Regional Airports Import Corporation Los Angeles California,
Series 1989 3.600% due 12/01/2025                                         300              300

Sacramento California Municipal Utilitiy District Revenue,
Series 1983 9.000% due 04/01/2013                                         960            1,207

San Francisco California City & County Airport Community
Revenue, Series 1998 5.500% due 05/01/2015                                300              300

San Francisco California City,
Series 1999 4.750% due 05/01/2004                                         500              501

San Francisco, CA City & County Airport Revenue Bonds,
(MBIA Insured), Series 1996 8.000% due 05/01/2005                         500              573

San Jose, California Unified School District, (MBIA Insured),
Series 1998 4.000% due 08/01/2008                                         100               93

San Pablo California Redevelopment Agency Revenue,
Series 1979 8.000% due 10/01/2011                                         145              167

Santa Margarita/Dana Point Authority California Revenue,
(MBIA Insured), Series 1994 7.250% due 08/01/2006                         150              171

South Tahoe California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                                         150              152

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015                       110              105

Stockton California Certificate Participation,
Series 1999 4.750% due 08/01/2006                                         120              119
                                                                                    ----------
                                                                                        11,526
                                                                                    ==========
Puerto Rico 11.3%
Puerto Rico Commonwealth Highway & Transportation
Authority, Series 1993 5.200% due 07/01/2003                              500              505

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured)
Series 1998 5.250% due 07/01/2010                                         150              153

Puerto Rico Public Finance Corp. Revenue Bond,
(AMBAC Insured), Series 1998 A 5.000% due 06/01/2007                      500              504
                                                                                    ----------
                                                                                         1,162
                                                                                    ----------
Total Municipal Bonds & Notes                                                           12,688
(Cost $12,616)                                                                      ==========

----------------------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.0%
----------------------------------------------------------------------------------------------
Commercial Paper 1.0%
R & T California Money Market
2.660% due 04/03/2000                                                     101              101
                                                                                    ----------
Total Short-Term Instruments                                                               101
(Cost $101)                                                                         ==========

Total Investments (a) 125.0%                                                          $ 12,789
(Cost $12,717)

Other Assets and Liabilities (Net) (25.0%)                                              (2,561)
                                                                                    ----------

Net Assets 100.0%                                                                     $ 10,228
                                                                                    ==========

                                   2000 Annual Report See accompanying notes 155

California Intermediate Municipal Bond
March 31, 2000

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $12,717 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $        86

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (14)
                                                                    -----------

Unrealized appreciation-net                                         $        72
                                                                    ===========

(b) Variable rate security. The rate listed is as of March 31, 2000.

156 PIMCO Funds See accompanying notes

Schedule of Investments

New York Intermediate Municipal Fund
March 31, 2000

                                                               Principal
                                                                  Amount         Value
                                                                  (000s)        (000s)
--------------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 94.7%
--------------------------------------------------------------------------------------
New York 94.7%
Amherst, New York, Series A
5.500% due 12/01/2008                                             $  150     $     155

Edmeston, New York Central School District
5.100% due 06/15/2007                                                150           151

Genesee County, New York General
Obligation Bonds, (FGIC Insured),
Series 1999 5.000% due 08/15/2007                                    150           150

Nassau County, New York Tobacco
Settlement Corp. Revenue Bonds,
Series 1999 5.250% due 07/15/2011                                    150           150

New York City General Obligation Bonds,
(MBIA Insured), Series 1994 3.700% due 08/15/2005 (b)                200           200

New York City General Obligation Bonds,
Series 1996 5.875% due 08/01/2024                                    250           248

New York City General Obligation Bonds,
Series 1997 5.300% due 06/01/2012                                    150           150

New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                    150           148

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998 5.000% due 07/01/2002                   150           151

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                     95            94

New York State Dormitory Authority Revenue,
(FSA Insured), Series 1998 4.750% due 07/01/2008                     150           147

New York State Local Government Assistance Corp.,
(MBIA Insured), Series 1997-B 5.125% due 04/01/2013                  150           147

New York State Mortgage Agency Revenue Bonds,
Series 1998 5.350% due 04/01/2007                                    150           150

New York State Mortgage Agency Revenue,
Series 1997 5.200% due 10/01/2008                                    145           144

New York State Power Authority Revenue & General Purpose,
Series 1972-E 5.500% due 01/01/2010                                  135           136

New York State Thruway Authority Service Contract Revenue,
(MBIA Insured), Series 1999 4.900% due 04/01/2008                    150           149

New York State Urban Develpoment Corp.
Revenue Bonds, Series 1999 5.000% due 01/01/2005                     150           150

Port Authority New York & New Jersey, (FGIC Insured),
Series 1999 5.000% due 09/15/2005                                    150           150

Rockland County New York Solid Waste Management
Authority, Series 1999 A 4.800% due 12/15/2005                       145           144
                                                                            ----------
Total Municipal Bonds & Notes                                                    2,914
(Cost $2,922)                                                               ==========

--------------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 3.4%
--------------------------------------------------------------------------------------
Commercial Paper 3.4%
R & T New York Money Market
3.100% due 04/03/2000                                                104           104
                                                                            ----------
Total Short-Term Instruments                                                       104
(Cost $104)

                                                                                 Value
                                                                                (000s)
--------------------------------------------------------------------------------------
Total Investments (a) 98.1%                                                 $    3,018
(Cost $3,026)                                                               ==========

Other Assets and Liabilities (Net) 1.9%                                             60
                                                                            ----------

Net Assets 100.0%                                                           $    3,078
                                                                            ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,026 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                   $       10

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                        (18)
                                                                            ----------

Unrealized depreciation-net                                                 $       (8)
                                                                            ==========
(b) Variable rate security. The rate listed is as of March 31, 2000.

                                   2000 Annual Report See accompanying notes 157

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 30 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Institutional and Administrative Classes (the "Institutional Classes") of the Trust. Certain detailed financial information for the A, B, C and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Strategic Balanced, Convertible and StocksPLUS Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Strategic Balanced, Convertible and StocksPLUS Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Strategic Balanced, Convertible and StocksPLUS Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the Strategic Balanced, Convertible and StocksPLUS Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

158 PIMCO Funds

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though investors do not receive their principal until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.



                                                          2000 Annual Report 159

March 31, 2000



Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.20% for the Short Duration Municipal Income Fund, 0.40% for the Strategic Balanced, Convertible and StocksPLUS Funds, 0.45% for the Emerging Markets Bond and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Institutional Classes is charged at the annual rate of 0.18% for the Total Return and Low Duration Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Moderate Duration, Short-Term and Money Market Funds, 0.24% for the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.30% for the Global Bond and Global Bond II Funds, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term, Money Market, Municipal Bond, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Short-Term, Total Return and Low Duration Funds, 0.35% for the Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares. The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.
     Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                      Distribution Fee (%)     Servicing Fee (%)
--------------------------------------------------------------------------------
Class A

Money Market Fund                                       --                 0.10
All other Funds                                         --                 0.25

Class B

All Funds                                             0.75                 0.25

Class C

Total Return, Long-Term U.S. Gov't.,
High Yield, Foreign Bond, Global Bond II,
Convertible, Strategic Balanced and
Emerging Markets Bond Funds                           0.75                 0.25

Low Duration, Real Return Bond,
StocksPLUS and Municipal Bond Funds                   0.50                 0.25

Short-Term Fund                                       0.30                 0.25

Money Market Fund                                       --                 0.10

Class D

All Funds                                               --                 0.25


PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2000, PFD received $11,859,369 representing commissions (sales charges) and contingent deferred sales charges.



160 PIMCO Funds

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                               Inst'l Class      Admn. Class      Class A    Class B    Class C    Class D
----------------------------------------------------------------------------------------------------------------------------------
Convertible Fund                                      0.65%            0.90%        1.05%       1.80%       1.80%       1.05%

Short Duration Municipal Income Fund                  0.39%            0.64%          --          --          --        0.80%

California Intermediate Municipal Bond Fund           0.49%            0.74%        0.85%         --          --        0.85%

New York Intermediate Municipal Bond Fund             0.49%            0.74%        0.85%         --          --        0.85%

PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities

Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2000 were as follows (amounts in thousands):

                                                              U.S. Government/Agency                         All Other
                                               ----------------------------------------------------------------------------------
                                                        Purchases                 Sales         Purchases                 Sales
---------------------------------------------------------------------------------------------------------------------------------
Total Return Fund                                 $    56,671,088       $    70,114,485    $   35,320,326        $    9,011,674
Total Return Fund II                                    3,022,991             2,803,293           551,594               313,500
Total Return Fund III                                   1,088,003             1,043,731           377,193               131,966
Moderate Duration Fund                                    393,291               405,040           152,697                37,406
Low Duration Fund                                       1,934,604             2,431,440         2,202,338             1,092,435
Low Duration Fund II                                      431,634               457,926           170,207                92,604
Low Duration Fund III                                      15,113                19,520            15,569                 4,040
Short-Term Fund                                            54,571                58,790           298,186               132,990
Long-Term U.S. Government Fund                          1,577,956             1,551,989           241,304                25,156
High Yield Fund                                                 0                     0         1,702,854             1,323,390
Total Return Mortgage Fund                                 57,938                46,191               468                12,121
Low Duration Mortgage Fund                                 22,685                23,105            41,517                40,498
Real Return Bond Fund                                     688,938               446,634           147,408                28,564
Foreign Bond Fund                                       1,162,359             1,173,327         2,025,127             2,209,981
Global Bond Fund                                          363,748               372,062           830,550               816,367
Global Bond Fund II                                        94,276                81,550           186,188               138,372
Emerging Markets Bond Fund                                      0                     0            77,633                60,388
Strategic Balanced Fund                                   201,324               163,287            83,174                32,490
Convertible Fund                                                0                     0           300,599               159,204
StocksPLUS Fund                                           658,594               580,578           753,342               454,667
Municipal Bond Fund                                             0                     0            80,961                81,082
California Intermediate Municipal Bond Fund                 3,810                 3,818            27,038                14,395
New York Intermediate Municipal Bond Fund                       0                     0            10,957                 8,023
Short Duration Municipal Income Fund                            0                     0            28,389                17,860


                                                          2000 Annual Report 161

March 31, 2000


5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                                    Total Return Fund                             Total Return Fund II
                                     ----------------------------------------------- -----------------------------------------------
                                      Year Ended 03/31/2000   Year Ended 03/31/1999   Year Ended 03/31/2000   Year Ended 03/31/1999
                                       Shares        Amount    Shares        Amount    Shares        Amount    Shares        Amount
                                     ----------------------------------------------- -----------------------------------------------
Receipts for shares sold

  Institutional Class                 911,222    $9,137,242   865,137    $9,217,965    66,740     $ 653,040    47,982     $ 496,483
  Administrative Class                218,285     2,193,159   165,308     1,767,082     3,294        31,950     7,593        79,589
  Other Classes                       215,631     2,171,970   160,449     1,709,684         0             0         0             0

Shares issued in reorganization

  Institutional Class                       0             0         0             0         0             0         0             0
  Administrative Class                      0             0         0             0         0             0         0             0
  Other Classes                             0             0         0             0         0             0         0             0

Issued as reinvestment of
 distributions

  Institutional Class                 116,974     1,172,270   152,580     1,621,248     5,709        55,668     6,253        64,838
  Administrative Class                 11,320       113,239     7,521        79,793       286         2,786       507         5,036
  Other Classes                        12,790       128,441    11,969       127,090         0             0         0             0

Cost of shares redeemed

  Institutional Class                (623,571)   (6,242,527) (474,696)   (5,071,068)  (39,438)     (384,235)  (12,604)     (131,415)
  Administrative Class                (95,333)     (953,360)  (27,767)     (296,106)   (3,124)      (30,450)   (4,162)      (42,493)
  Other Classes                      (122,336)   (1,223,161)  (42,934)     (458,229)        0             0         0             0

Net increase resulting from
  Fund share transactions             644,982    $6,497,273   817,567    $8,697,489    33,467     $ 328,759    45,569     $ 472,038

                                                  Total Return Fund III
                                     -----------------------------------------------
                                      Year Ended 03/31/2000   Year Ended 03/31/1999
                                       Shares        Amount    Shares        Amount
                                     -----------------------------------------------
Receipts for shares sold

  Institutional Class                  27,684     $ 246,232    18,305     $ 175,032
  Administrative Class                    942         8,282       169         1,618
  Other Classes                             0             0         0             0

Shares issued in reorganization

  Institutional Class                       0             0         0             0
  Administrative Class                      0             0         0             0
  Other Classes                             0             0         0             0

Issued as reinvestment of
 distributions

  Institutional Class                   3,669        32,584     4,287        40,765
  Administrative Class                     22           195        16           151
  Other Classes                             0             0         0             0

Cost of shares redeemed
  Institutional Class                 (11,285)      (99,748)   (8,139)      (79,250)
  Administrative Class                     (5)          (40)       (2)          (20)
  Other Classes                             0             0         0             0

Net increase resulting from
  Fund share transactions              21,027     $ 187,505    14,636     $ 138,296

                                                 Short-Term Fund                                  Money Market  Fund
                                ------------------------------------------------  --------------------------------------------------

                                 Year Ended 03/31/2000    Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
                                  Shares        Amount     Shares        Amount      Shares        Amount      Shares        Amount
                                ------------------------------------------------  --------------------------------------------------

Receipts for shares sold

  Institutional Class            120,611    $1,202,372     85,689    $  860,075     382,805    $  382,805     808,199    $  808,199
  Administrative Class             1,778        17,721      2,713        27,827      45,030        45,030      40,192        40,192
  Other Classes                   13,899       138,529     15,676       157,205   6,791,637     6,791,637   5,353,575     5,353,575

Shares issued in reorganization

  Institutional Class                  0             0          0             0           0             0           0             0
  Administrative Class                 0             0          0             0           0             0           0             0
  Other Classes                        0             0          0             0           0             0           0             0

Issued as reinvestment of
 distributions

  Institutional Class              2,198        21,902      1,615        16,198      14,007        14,008       2,847         2,847
  Administrative Class                24           234         93           301         426           426         177           177
  Other Classes                      499         4,967        285         2,859       6,923         6,923       5,275         5,275

Cost of shares redeemed

  Institutional Class           (113,004)   (1,126,670)   (55,050)     (552,459)   (414,090)     (414,090)   (544,088)     (544,088)
  Administrative Class              (656)       (6,533)    (2,942)      (29,487)    (44,939)      (44,939)    (31,845)      (31,845)
  Other Classes                  (14,093)     (140,433)    (8,944)      (89,676) (6,778,173)   (6,778,173) (5,252,531)   (5,252,531)

Net increase resulting from
  Fund share transactions         11,256    $  112,089     39,135    $  392,843       3,626    $    3,627     381,801    $  381,801

                                         Long-Term U.S. Government Fund
                                ------------------------------------------------
                                 Year Ended 03/31/2000    Year Ended 03/31/1999
                                  Shares        Amount     Shares        Amount
                                ------------------------------------------------
Receipts for shares sold

  Institutional Class             17,536     $ 170,823     17,156     $ 187,435
  Administrative Class             4,792        47,739        872         9,432
  Other Classes                    6,812        66,187     10,378       114,014

Shares issued in reorganization

  Institutional Class                  0             0          0             0
  Administrative Class                 0             0          0             0
  Other Classes                        0             0          0             0

Issued as reinvestment of
 distributions

  Institutional Class              1,110        10,760        780         8,444
  Administrative Class               246         2,386         54           587
  Other Classes                      396         3,859        423         4,587

Cost of shares redeemed

  Institutional Class            (13,014)     (124,451)    (5,944)      (65,866)
  Administrative Class            (2,075)      (20,024)      (290)       (3,111)
  Other Classes                   (6,842)      (66,603)    (3,131)      (34,334)

Net increase resulting from
  Fund share transactions          8,961     $  90,676     20,298     $ 221,188


162 PIMCO Funds


             Moderate Duration Fund                                Low Duration Fund
-------------------------------------------------   -------------------------------------------------
 Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
  Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------   -------------------------------------------------
  20,710     $ 200,422      19,071     $ 192,700     287,904   $2,852,869      220,726    $2,244,772
       0             0           0             0       8,814       87,882       15,711       160,036
       0             0           0             0      53,936      534,201       65,554       667,128

       0             0           0             0           0            0            0             0
       0             0           0             0           0            0            0             0
       0             0           0             0           0            0            0             0


   2,170        20,913       2,044        20,722      20,182      199,668       17,508       178,085
       0             0           0             0         747        7,388          789         8,030
       0             0           0             0       1,912       18,941        1,463        14,872

 (14,158)     (137,218)    (12,764)     (129,738)   (290,438)  (2,872,755)    (176,127)   (1,790,902)
       0             0           0             0     (10,124)    (100,890)      (8,351)      (85,080)
       0             0           0             0     (49,060)    (485,171)     (49,098)     (499,621)

   8,722      $ 84,117       8,351      $ 83,684      23,873   $  242,133       88,175      $897,320

             Low Duration Fund II                                 Low Duration Fund III
-------------------------------------------------   -------------------------------------------------
 Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
  Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------   -------------------------------------------------
  13,865      $ 136,132      8,746       $ 87,842      1,305      $ 12,807         256    $    2,570
      26            251      2,212         22,291          4            46           1             7
       0              0          0              0          0             0           0             0

       0              0          0              0          0             0           0             0
       0              0          0              0          0             0           0             0
       0              0          0              0          0             0           0             0

   2,647         25,816      2,394         24,013        174         1,702         163         1,637
       1             12         72            719          0             1           0             0
       0              0          0              0          0             0           0             0

  (9,884)       (96,194)    (9,600)       (96,356)      (791)       (7,810)       (134)       (1,349)
  (2,291)       (22,782)       (19)          (194)        (4)          (43)          0             0
       0              0          0              0          0             0           0             0

   4,364      $  43,235      3,805       $ 38,315        688      $  6,703         286    $    2,865

                 High Yield Fund                               Total Return Mortgage Fund
-------------------------------------------------   -------------------------------------------------
 Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
  Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------   -------------------------------------------------
 112,421    $1,221,190     104,904    $1,188,947           5      $     51          31     $     313
  23,707       255,416      18,654       211,212           0             0           0             0
  55,214       597,715      51,924       589,193          18           176          17           178

       0             0           0             0           0             0           0             0
       0             0           0             0           0             0           0             0
       0             0           0             0           0             0           0             0

  16,391       176,340      12,000       136,088          24           235          24           249
   2,363        25,317         889        10,049           0             0           0             0
   3,722        40,061       2,307        26,142           1             5           1             7

(129,621)   (1,380,777)    (64,085)     (721,757)        (34)         (342)          0            (1)
 (12,693)     (135,307)     (4,287)      (48,081)          0             0           0             0
 (48,358)     (518,612)    (24,998)     (284,595)        (21)         (212)          0             0

  23,146    $  281,343      97,308    $1,107,198          (7)     $    (87)         73     $     746

             Low Duration Mortgage Fund                          Real Return Bond Fund
-------------------------------------------------   -------------------------------------------------
 Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
  Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
-------------------------------------------------   -------------------------------------------------
       3      $     27          17      $    174      20,255     $ 197,599       1,180     $  11,606
       0             0           0             0           0             0           0             0
       0             0           0             0       5,672        55,389       1,338        13,163

       0             0           0             0           0             0           0             0
       0             0           0             0           0             0           0             0
       0             0           0             0           0             0           0             0

      26           261          26           263         451         4,405          35           354
       0             0           0             0           0             0           0             0
       0             0           0             0         145         1,416          26           253

      (5)          (48)         (2)          (19)     (1,320)      (12,861)       (195)       (1,921)
       0             0           0             0           0             0           0             0
       0             0           0             0        (841)       (8,197)       (320)       (3,138)

      24      $    240          41      $    418      24,362     $ 237,751       2,064     $  20,317


                                                          2000 Annual Report 163

March 31, 2000

Shares of Beneficial Interest (Cont.)

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                               Foreign Bond Fund                                   Global Bond Fund
                               -------------------------------------------------   -------------------------------------------------
                                Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
                                 Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
                               -------------------------------------------------   -------------------------------------------------
Receipts for shares sold

  Institutional Class            17,555     $ 178,740      26,952     $ 289,812       9,839    $   90,144       7,003     $  70,516
  Administrative Class              463         4,784         204         2,200         795         7,497         111         1,116
  Other Classes                   7,466        76,013       6,321        67,890           0             0           0             0

Shares issued in reorganization

  Institutional Class                 0             0           0             0           0             0           0             0
  Administrative Class                0             0           0             0           0             0           0             0
  Other Classes                       0             0           0             0           0             0           0             0

Issued as reinvestment of
 distributions

  Institutional Class             2,850        28,907       2,746        29,323       1,162        10,736       1,228        12,222
  Administrative Class               32           324          11           115          19           172           7            70
  Other Classes                     609         6,155         417         4,443           0             0           0             0

Cost of shares redeemed

  Institutional Class           (28,226)     (286,997)    (16,338)     (174,844)     (8,187)      (74,885)     (7,326)      (73,227)
  Administrative Class             (211)       (2,130)        (47)         (507)       (701)       (6,530)       (142)       (1,398)
  Other Classes                  (4,535)      (45,879)     (1,897)      (20,336)          0             0           0             0

Net increase resulting from
  Fund share transactions        (3,997)    $ (40,083)     18,369     $ 198,096       2,927    $   27,134         881     $   9,299

                                            Global Bond Fund II
                               -------------------------------------------------
                                Year Ended 03/31/2000     Year Ended 03/31/1999
                                 Shares        Amount      Shares        Amount
                               -------------------------------------------------
Receipts for shares sold

  Institutional Class             6,377     $  59,618         418    $    4,100
  Administrative Class                0             0           0             0
  Other Classes                     460         4,394         399         3,958

Shares issued in reorganization

  Institutional Class                 0             0           0             0
  Administrative Class                0             0           0             0
  Other Classes                       0             0           0             0

Issued as reinvestment of
 distributions
  Institutional Class               268         2,526         166         1,643
  Administrative Class                0             0           0             0
  Other Classes                      58           545          65           641

Cost of shares redeemed

  Institutional Class              (558)       (5,204)       (119)       (1,175)
  Administrative Class                0             0           0             0
  Other Classes                    (595)       (5,615)       (852)       (8,418)

Net increase resulting from
  Fund share transactions         6,010     $  56,264          77    $      749

                                                                                          Short
                                                                                         Duration
                                                                                         Municipal
                                               Municipal Bond Fund                      Income Fund
                               -------------------------------------------------  ------------------------
                                                                                   Period from 08/31/1999
                                Year Ended 03/31/2000     Year Ended 03/31/1999             to 03/31/2000
                                 Shares        Amount      Shares        Amount     Shares         Amount
                               -------------------------------------------------  ------------------------
Receipts for shares sold

  Institutional Class               443       $ 4,203         589    $    5,971      1,050      $  10,500
  Administrative Class              315         3,032         150         1,529          0              0
  Other Classes                   1,697        16,283       1,294        10,783          1             10

Shares issued in reorganization
  Institutional Class                 0             0           0             0          0              0
  Administrative Class                0             0           0             0          0              0
  Other Classes                       0             0       4,716        47,296          0              0

Issued as reinvestment of
 distributions
  Institutional Class                25           239          20           200         24            241
  Administrative Class               12           113           1             8          0              0
  Other Classes                     134         1,286          94           953          0              0

Cost of shares redeemed
  Institutional Class              (450)       (4,329)       (330)       (3,365)         0              0
  Administrative Class             (135)       (1,268)        (11)         (112)         0              0
  Other Classes                  (2,276)      (21,656)     (1,039)      (10,555)         0              0

Net increase resulting from
  Fund share transactions          (235)      $(2,097)      5,484    $   52,708      1,075      $  10,751

                                             California                  New York
                                            Intermediate               Intermediate
                                             Municipal                  Municipal
                                             Bond Fund                  Bond Fund
                                      ------------------------   ------------------------
                                       Period from 08/31/1999     Period from 08/31/1999
                                                to 03/31/2000              to 03/31/2000
                                        Shares         Amount      Shares         Amount
                                      ------------------------   ------------------------
Receipts for shares sold

  Institutional Class                      885     $    8,840         300     $    3,000
  Administrative Class                       1             10           0              0
  Other Classes                            190          1,889           2             20

Shares issued in reorganization

  Institutional Class                        0              0           0              0
  Administrative Class                       0              0           0              0
  Other Classes                              0              0           0              0

Issued as reinvestment of
 distributions

  Institutional Class                        9             91           8             76
  Administrative Class                       0              0           0              0
  Other Classes                              1             12           0              0

Cost of shares redeemed

  Institutional Class                      (56)          (556)          0              0
  Administrative Class                       0              0           0              0
  Other Classes                            (12)          (119)          0              0

Net increase resulting from
  Fund share transactions                1,018     $   10,167         310     $    3,096



164 PIMCO Funds


              Emerging Markets Bond Fund                         Strategic Balanced Fund
  -------------------------------------------------   -------------------------------------------------
   Year Ended 03/31/2000     Year Ended 03/31/1999     Year Ended 03/31/2000     Year Ended 03/31/1999
    Shares        Amount      Shares        Amount      Shares        Amount      Shares        Amount
  -------------------------------------------------   -------------------------------------------------
     2,116     $  16,701          99       $   794         880      $  8,040       4,322     $  55,153
     3,429        25,789          15           101          75           956           0             0
       125           979         125           959         704        12,505          13           164

         0             0           0             0       2,758        35,908           0             0
         0             0           0             0           0             0           0             0
         0             0           0             0       2,379        30,872           0             0

       111           888          53           397         552         7,091         322         4,030
       114           915           1             8           3            45           0             0
         9            73           5            45         161         2,065           1            14

    (1,248)       (9,797)        (47)         (346)     (2,101)      (26,925)        (50)         (640)
    (1,993)      (15,204)          0             0         (23)         (293)          0             0
       (37)         (311)       (103)         (789)       (949)      (11,948)          0            (6)

     2,626     $  20,033         148       $ 1,169       4,439      $ 58,316       4,608     $  58,715

      Convertible Fund                         StocksPLUS Fund
  -----------------------    -------------------------------------------------
   Year Ended 03/31/2000      Year Ended 03/31/2000     Year Ended 03/31/1999
    Shares        Amount       Shares        Amount      Shares        Amount
  -----------------------    -------------------------------------------------
    13,295    $  176,112       15,093    $  218,329      14,640     $ 204,651
         0             0        4,321        63,727         685         9,414
     1,059        14,391       35,815       512,940      34,617       482,821

         0             0            0             0           0             0
         0             0            0             0           0             0
         0             0            0             0           0             0

       137         1,984        7,047        99,393       4,466        61,000
         0             0          530         7,404          72           978
         8           120        9,584       133,688       3,988        54,076

    (2,763)      (41,632)     (14,080)     (201,504)    (12,901)     (181,983)
         0             0       (3,619)      (52,930)       (117)       (1,643)
       (61)         (841)     (32,255)     (455,756)     (9,449)     (131,236)

    11,675    $  150,134       22,436    $  325,291      36,001     $ 498,078



                                                          2000 Annual Report 165

March 31, 2000


6. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                          Total Return     Total Return II     Total Return III    Moderate Duration      Low Duration
                                  Fund                Fund                 Fund                Fund               Fund
                     -------------------------------------------------------------------------------------------------
                                                                  Premium
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/1999     $     35,106          $    1,186           $    1,185          $        0         $    1,830
Sales                          130,952               3,606                8,258               3,434              9,716
Closing Buys                   (21,392)               (999)              (4,158)             (2,703)             1,153
Expirations                   (106,510)             (2,013)              (2,296)               (481)            (4,246)
Exercised                       (6,434)               (690)              (2,431)                  0             (4,580)
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/2000     $     31,722          $    1,090           $      558          $      250         $    3,873
                     =================================================================================================
                       Low Duration II    Low Duration III            Long-Term        Low Duration        Real Return
                                  Fund                Fund      U.S. Gov't Fund       Mortgage Fund               Fund
                     -------------------------------------------------------------------------------------------------
                                                                  Premium
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/1999     $          0          $        0           $      224          $        0         $        0
Sales                            1,946                  27                1,611                   2                  5
Closing Buys                         0                  (4)                  (1)                  0                  0
Expirations                     (1,652)                  0               (1,211)                 (2)                (5)
Exercised                           (5)                  0                  (44)                  0                  0
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/2000     $        289          $       23           $      579          $        0          $       0
                     =================================================================================================
                          Foreign Bond         Global Bond          Global Bond           Strategic         StocksPLUS
                                  Fund                Fund              Fund II       Balanced Fund               Fund
                     -------------------------------------------------------------------------------------------------
                                                                  Premium
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/1999     $        126          $       56           $        9          $       21          $      53
Sales                            1,403                 822                   89               2,808             10,501
Closing Buys                      (264)               (460)                   0              (1,166)             4,794
Expirations                       (745)               (178)                 (55)               (868)           (13,276)
Exercised                          (47)                (27)                  (3)               (103)              (841)
                     -------------------------------------------------------------------------------------------------
Balance at 03/31/2000     $        473          $      213           $       40          $      692          $   1,231
                     =================================================================================================

7. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                 Value of                                Total Net
                                                      Shares       Shares     Total Net    Total Net     Assets of       Acquired
                                                   Issued by    Issued by     Assets of    Assets of     Acquiring         Fund's
                                                   Acquiring    Acquiring      Acquired    Acquiring    Fund After     Unrealized
Acquiring Fund         Acquired Fund         Date       Fund         Fund          Fund         Fund   Acquisition   Depreciation
---------------------------------------------------------------------------------------------------------------------------------
PIMCO                PIMCO
Municipal Bond
 Fund                Tax Exempt Fund   06/26/1998      4,716     $ 47,296      $ 47,296      $ 4,295      $ 51,591       $  2,335

PIMCO                PIMCO
Strategic Balanced
 Fund                Balanced Fund     09/17/1999      5,137     $ 66,780      $ 66,780      $105,993     $172,774       $    (45)

8. Line of Credit

Effective December 30, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period December 30, 1999 through March 31, 2000.

9. Acquisition by Allianz AG

On October 31, 1999 PIMCO Advisors L.P. and related companies entered into an Implementation and Merger Agreement with Allianz of America, Inc. Pursuant to the merger agreement, Allianz AG, as the ultimate parent of Allianz of America, Inc., would acquire a majority ownership (approximately 70%) of PIMCO Advisors L.P. The consummation of the transaction is subject to certain consents and approvals. The transaction closed on May 5, 2000.

166 PIMCO Funds

10. Federal Income Tax Matters

As of March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
     Additionally, the Total Return Fund, Total Return II, Total Return III, Moderate Duration, Low Duration, Low Duration II, Low Duration III, Short-Term, Long-Term U.S. Government, High Yield, Total Return Mortgage, Low Duration Mortgage, Real Return, Global Bond, Global Bond II, Emerging Markets, Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond, and New York Intermediate Municipal Bond Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $243,968,849, $14,717,058, $11,710,797,
$4,459,710, $17,470,237, $1,573,997, $337,027, $1,382,953, $10,332,768,
$43,449,654, $5,145, $5,416, $342,135, $10,503,749, $406,361, $24,335, $526,178,
$22,082, $12,205, and $10,244, respectively.
     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                              Capital Loss Carryforwards
                                         -------------------------------------
                                         Realized Losses       Acquired Losses             Expiration
------------------------------------------------------------------------------------------------------------
Total Return Fund                           750,096,993                      0             03/31/2008
Total Return Fund II                         33,030,778                      0             03/31/2008
Total Return Fund III                        16,925,544                      0             03/31/2008
Moderate Duration                             8,886,672                      0             03/31/2008
Low Duration Fund                            42,174,597                      0             03/31/2008
Low Duration Fund II                          5,796,635                      0             03/31/2008
Low Duration Fund III                           336,265                      0             03/31/2008
Short-Term Fund                                 412,413                      0             03/31/2008
Short-Term Fund                                 109,956                      0             03/31/2007
Long-Term U.S. Government Fund               23,250,622                      0             03/31/2008
High Yield Fund                              39,492,722                      0             03/31/2008
High Yield Fund                                       0             48,559,227             03/31/2002
Total Return Mortgage Fund                        1,080                      0             03/31/2008
Foreign Bond Fund                            10,316,442                      0             03/31/2008
Global Bond Fund                              8,590,309                      0             03/31/2008
Global Bond Fund II                           1,342,527                      0             03/31/2008
Municipal Bond Fund                             391,768                      0             03/31/2008
Municipal Bond Fund                               5,734                      0             03/31/2007
Short Duration Municipal Income Fund              2,501                      0             03/31/2008

11. In-Kind Transactions

For the period ended March 31, 2000, the following funds realized losses from in-kind redemptions of approximately (amount in thousands):

Total Return Fund                                                        $ 1,063
Total Return Fund II                                                       1,770

                                                         2000 Annual Report  167

Report of Independent Accountants



To the Trustees and Institutional and Administrative Class Shareholders of the PIMCO Funds: Pacific Investment Management Series


In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and of cash flows and the financial highlights for the Institutional and Administrative Class shares present fairly, in all material respects, the financial position of the Total Return Fund, Total Return Fund II, Total Return Fund III, Moderate Duration Fund, Low Duration Fund, Low Duration Fund II, Low Duration Fund III, Short-Term Fund, Money Market Fund, Long-Term U.S. Government Fund, High Yield Fund, Total Return Mortgage Fund, Low Duration Mortgage Fund, Real Return Bond Fund, Foreign Bond Fund, Global Bond Fund, Global Bond Fund II, Emerging Markets Bond Fund, Strategic Balanced Fund, Convertible Fund, StocksPLUS Fund, Municipal Bond Fund, Short Duration Municipal Income Fund, California Intermediate Municipal Bond Fund and New York Intermediate Municipal Bond Fund and (hereafter referred to as the "Funds") at March 31, 2000, the results of each of their operations, the changes in each of their net assets and cash flows for the Long-Term U.S. Government Fund, Real Return Bond Fund, Foreign Bond Fund, Global Bond Fund and Global Bond Fund II and the financial highlights for the Institutional and Administrative Class shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2000

168  PIMCO Funds

Federal Income Tax Information
(unaudited)


As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2000) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2000 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Total Return Fund                           0.26%
Total Return Fund III                       0.90%
Low Duration Fund                           2.80%
High Yield Fund                             1.42%
Strategic Balanced Fund                     0.11%
Convertible Fund                            6.07%
StocksPLUS Fund                             0.10%

For the benefit of shareholders of the Municipal Bond, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, this is to inform you that 100.00%, 99.58%, 99.93% and 99.96%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2001, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2000.

                                                          2000 Annual Report 169

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds: Pacific Investment Management Series. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $193 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, Pacific Investment manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.

Trustees and Officers
     Brent R. Harris Chairman and Trustee
     R. Wesley Burns President and Trustee
     Guilford C. Babcock Trustee
     E. Philip Cannon Trustee
     Vern O. Curtis Trustee
     J. Michael Hagan Trustee
     Thomas P. Kemp Trustee
     William J. Popejoy Trustee
     Garlin G. Flynn Secretary
     John P. Hardaway Treasurer

Investment Adviser and Administrator
     Pacific Investment Management Company
     840 Newport Center Drive, Suite 300
     Newport Beach, California 92660

Custodian
     State Street Bank & Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent
     National Financial Data Services
     330 W. 9th Street, 4th Floor
     Kansas City, MO 64105

Counsel
     Dechert Price & Rhoads
     1775 Eye Street, N.W.
     Washington, D.C. 20006-2401

Independent Accountants
     PricewaterhouseCoopers LLP
     1055 Broadway
     Kansas City, Missouri 64105

PIMCO Funds Distributors LLC
2187 Atlantic Street, Stamford, CT 06902

This report is submitted for the general information of the shareholders of the PIMCO Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective prospectus for the PIMCO Funds, which contains information covering its investment policies as well as other pertinent information.

[LOGO OF PIMCO FUNDS]

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660
800.927.4648
www.pimco.com

PIMCO Funds Shareholder Update
and Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.

                                   [GRAPHIC]

If you pay attention to a bond fund's yield alone, you could be overlooking a sizable piece of the pie. Turn to page 4 to find out more.

March 31, 2000
Pacific
Investment Management
Series

Share Classes
A    B    C


California Intermediate
Municipal Bond
Convertible
Emerging Markets
Bond
Foreign Bond
Global Bond II
High Yield
Long-Term U.S.
Government
Low Duration
Money Market
Municipal Bond
New York Intermediate
Municipal Bond
Real Return Bond
Short-Term
StocksPLUS
Strategic Balanced
Total Return


Page 2
A Distinguished Bond Fund Family and More

Page 4     Today's Investor
Total Return: What Have Bonds Got to Do with It?

Page 6     Economic Outlook
A Conversation with Bill Gross and Paul McCulley

Page 8     Fund Spotlight
PIMCO Total Return and Convertible Funds

Page 10    Service Update and News Highlights

Page 12    Overview: Comprehensive Fund Family

Page 13    PIMCO Funds: Pacific Investment Management Series

Annual Report

                                                                           PIMCO
                                                                           FUNDS

A Distinguished Bond Fund Family

[PHOTO]

Bill Gross
PIMCO Founder
Manager of PIMCO Total Return Fund

When you decided to invest in a PIMCO bond fund, your decision was no doubt based on a number of factors. Your financial advisor recommended it because it fit in with your investment goals. You were impressed with its performance record. Perhaps you'd read about PIMCO's preeminence in the field of bond investing.

Whatever the reasons you and your advisor chose PIMCO, we're pleased that you continue to entrust us with your investment and, more importantly, we continue to work hard to earn your trust anew each day. That's fundamental to PIMCO's investment philosophy.

On these two pages, we devote some space to reviewing the reasons you may have chosen PIMCO in the first place, and then we introduce you to four of our growth-oriented stock funds. You'll find that many of the qualities that may have caused you to invest in a PIMCO bond fund hold true for our stock funds too. Because whichever PIMCO fund you choose, you can be sure that your investment is in the hands of dedicated professionals, experts in their portfolios' investment style, and committed to helping you meet your financial goals.

A premier investment manager

Since its founding in 1971, PIMCO has become one of the most respected names in bond management. This status is due in large part to our pioneering total return approach to bond investing (turn the page for more on this) and to the impressive long-term performance of our funds. Our reputation for expert stock fund management is growing too. In fact, PIMCO now manages over $264 billion in its stock and bond portfolios, including assets for 46 of the 100 largest U.S. corporations.

Unsurpassed investment expertise

PIMCO's reputation is founded on the exceptional skills and investment acumen of its team of portfolio managers and analysts. Each is held to the most demanding standards, including extensive experience and demonstrated performance. Foremost among them is Bill Gross, a founding partner of PIMCO and the manager of PIMCO Total Return Fund. Mr. Gross is renowned for his insight into the economy and the bond markets. And, with over $31 billion in assets, his Total Return Fund is America's largest bond fund.

A long-term point of view

Our portfolio managers take the long view when it comes to investing, managing their funds not just for short-term gain, but for long-term results. For example, PIMCO's bond fund strategists develop an annual 3- to 5-year economic outlook to determine what factors will be likely to influence fund performance going forward.

We encourage investors to take the long-term approach in their own investment portfolios, too. As Bill Gross says, "Set your sights on a horizon and sail until you get there." That way you'll be better able to ride out the daily ebb and flow of the financial markets and focus on your own long-term investment goals.

"One in five dollars invested in bond funds this year went to Bill Gross's shop."

The Wall Street Journal, October 1999

Past performance is no guarantee of future results. Numbers may change due to recent market volatility. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. The average annual total return measures performance assuming that all dividends and capital gains distributions were reinvested. Returns are for Class C shares, which have a 1% CDSC that may apply in the first year of ownership. Diversification does not insure against loss. PIMCO stock funds can invest in foreign securities, which can involve special risks due to foreign economic and political developments. Equity funds are subject to the basic stock market risk that a particular security or securities, in general, may decrease in value. Innovation Fund concentrates on investments in the technology sector and may be subject to additional risk and additional volatility compared to a diversified equity fund because (i) technology securities tend to be more volatile than the overall stock market and (ii) this Fund can invest in smaller and/or unseasoned companies which tend to be riskier and more volatile than other types of investments. Opportunity can invest in small cap stocks and Target can invest in mid cap stocks, which may entail greater risk due to a higher volatility than large cap stocks. For PIMCO Innovation, the Lipper Science & Technology Average is calculated by Lipper, Inc. It is the total-return performance average of funds tracked by Lipper that have the same Fund Classification. Lipper does not take into account sales charge. For the 1-year and since inception periods the Class A shares ranked 25/103 and 3/31,

A Family of Impressive Stock Funds Too

One of the fundamentals of sensible investing is portfolio diversification. With the help of your financial advisor, you may set a target asset allocation based on factors like your investment time frame and risk tolerance. Regular portfolio checkups can help maintain that target.

The next time you and your advisor review your portfolio, you may want to consider a PIMCO stock fund--one of the following growth-oriented stock funds, for example. Underlying each Fund's impressive long-term track record is a well-defined investment process, exhaustive research and analysis, strict style discipline and, of course, the kind of exceptional fund management you've come to expect from PIMCO.

PIMCO Innovation Fund--a diversified technology fund

Many tech funds have produced high-flying short-term results, but few have performed as strongly over the long term as the Innovation Fund. Its 5-year annualized return of 56.66% is the third highest of 31 tech funds ranked by Lipper. Moreover, it has outperformed the technology-heavy NASDAQ Composite Index over the 1-, 3-, 5-year and since inception periods ended March 31st. The Fund's tech-savvy Fund manager, Dennis McKechnie, employs a broad definition of technology, allowing the Fund to benefit from potential gains occurring across the sector without exposing the portfolio to the risks of a more highly focused tech fund.

PIMCO Growth Fund--a large-cap growth fund

PIMCO Growth Fund has amassed a solid short- and long-term track record, with not a single down calendar year since inception in 1984. In fact, it has outperformed the S&P 500 for the 1-, 3-, 5- and 10-year periods ended March 31st. Fund manager Ken Corba, a growth purist with over 14 years of investment experience, employs a disciplined investment process to ensure the Fund remains a pure large-cap growth holding, making it an attractive core stock component for almost any investment portfolio.

PIMCO Target Fund--a mid-cap growth fund

PIMCO Target Fund has beaten both its Lipper average and the S&P MidCap 400 Index for the 1-, 3-, 5-year and since inception periods ended March 31st. The mid-cap sector is often overlooked, even though medium-sized companies have a history of growing faster than large-and small-cap businesses.* PIMCO Target Fund managers Jeff Parker and Ken Corba seek to invest in the most dynamic mid-sized firms. This potential for growth, coupled with the fact that mid-cap stocks tend to be less risky than small-cap issues, makes the Fund a smart complement to many investors' portfolios.

PIMCO Opportunity Fund--a small-cap growth fund

PIMCO Opportunity Fund has a strong long-term record, outperforming the small-cap Russell 2000 Index for the 1-, 3-, 5-, 10-, and 15-year periods ended March 31st. Although the small-cap sector is often overshadowed by large-cap stocks, it continues to be a dynamic area of the market with great growth potential. Portfolio manager Michael Gaffney, a small-cap specialist, adheres to a policy of strict style consistency to ensure that investors retain a pure small-cap investment to balance their large-cap holdings.

PIMCO's growth-oriented stock funds have solid long-term track records
Average annual total return for periods ending 3/31/00
                                                      1 yr          3 yrs         5 yrs      10 yrs or Incept.

PIMCO Innovation Fund (incept. 12/22/94)             163.31%         87.88%       56.66%          55.42%
NASDAQ Composite Index                                85.78%         55.26%       41.11%          41.04%

PIMCO Target Fund (incept. 12/17/92)                 118.93%         49.42%       34.82%          28.45%
S&P MidCap 400 Index                                  38.08%         27.39%       24.08%          18.83%

PIMCO Opportunity Fund (incept. 2/24/84)              98.80%         33.81%       22.90%          23.10%
Russell 2000 Index                                    37.29%         17.75%       17.24%          12.77%

PIMCO Growth Fund (incept. 2/24/84)                   41.92%         39.49%       29.90%          20.30%
S&P 500 Index                                         17.94%         27.40%       26.76%          18.46%

respectively. All share classes have the same portfolio but different expenses. For the 15-year period Opportunity Fund C shares return was 19.63% and for the Russell 2000 Index was 12.77%. *Source: FactSet. Based on 3-year historical earnings per share growth rate as of 11/08/99. For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-426-0107. Please read the prospectus carefully before you invest or send money.

Today's
Investor

Total Return: What Have Bonds Got to Do with It?

Bonds are purely an income-producing investment. True or false?

If you said "true", you're in good company. You also happen to be wrong. Many investors assume a bond's return is limited to the income it produces, otherwise known as its yield. But yield is only part of the story. Bonds can also increase (or decrease) in price, and this change in price plus yield represent a bond's total return.

[GRAPHIC]

Under the leadership of Bill Gross, PIMCO was one of the first bond firms to apply a total return approach to bond investing. We believe that focusing on income alone means sacrificing valuable return potential. In this article, we explain why investing for total return is important and show you how we manage our bond portfolios to maximize it.

Price appreciation, yield and total return

 . A bond's price, or a bond fund's share price (net asset value), changes when the prevailing interest rates do. Price, however, moves in the opposite direction of interest rates. So when rates fall, the price of a bond appreciates. Of course, the inverse is also true: rising interest rates cause bond prices to fall.

 . Yield is the measure of the amount of income a bond or bond fund generates. Unlike a bond's coupon rate, it's not a static number. When the price of a bond falls, the yield rises, and vice versa. Many people choose bond investments on the basis of their yield, paying little or no attention to price or capital appreciation potential.

 . Total return includes both a bond's price appreciation (or depreciation) and its yield. As you can see, if you don't take both factors into account, you'll be overlooking an important element of a bond's full return. And, in fact, total return provides you with a much truer picture of your return on investment over time.

How capital appreciation can contribute to total return
This example shows how capital appreciation, in addition to income, has made an important contribution to overall returns of PIMCO Total Return Fund (5/87-3/00).

79% Income_______________

                         _____________21% Capital Appreciation

The risks of artificially stretching for yield

If a bond fund is managed for income alone, it can limit return potential. It can also incline a manager to stretch for yield, a practice that involves employing yield-maximizing strategies that can increase portfolio risk.

How does chasing yield increase risk? Two of the major factors affecting a bond's yield are credit quality and maturity. Bonds of lower credit quality offer higher yields because the companies that issue them are less creditworthy and must bump up yield to compensate buyers for the extra default risk their bonds entail. That's why these "high yield bonds" are often called "junk bonds." Another way to increase yield is to invest in bonds with longer maturities. But the longer the maturity, the more a bond is subject to interest rate risk. Both of these factors create less stability of principal.

Of course, there is nothing wrong with investing in high yield or long-term bonds or bond funds. Their higher yield potential is an attractive feature. But it's important for investors to be aware of the additional risks. And if investors choose a bond fund that is managed with a total return focus, they can be confident the fund manager will not take unnecessary risks purely to bump up yield.

The benefits of a total return focus

Here's a quick rundown on the advantages a total return bond fund can offer.

 . The potential for higher overall returns--As you've already seen, a bond fund managed for capital appreciation potential in addition to income can provide a more attractive overall return on investment.

 . The potential for lower risk--A bond fund can offer an attractive yield and still lose money on a total return basis. That's because its share price can drop, causing your investment to depreciate. A total return focus means that the fund manager won't sacrifice principal preservation in order to pay the highest yield.

 . An all-weather investment approach--When general interest rates rise, bond prices fall and yields rise. When rates fall, bond prices rise and yields decline. A total return specialist takes both price and yield into account, and has experience actively managing the fund to maximize return potential no matter which set of market conditions prevail.

Obviously, managing bonds for total return is a complicated process. It's difficult for an individual investor to do. Trading costs have to be factored in. Things like timing and security selection are all important. By investing in a bond fund rather than individual bonds, your assets will be in the hands of an experienced fund manager with the backing of extensive research and trading facilities.

PIMCO's total return philosophy

PIMCO pioneered the total return approach to bond investing nearly 30 years ago. With the exception of PIMCO Short-Term and Money Market Funds, which focus solely on maximum current income, all PIMCO bond funds employ the total return philosophy with the goal of enhancing shareholder returns. And while risk is an element in any form of investment, our fund managers pursue a policy of prudent risk-taking with the underlying goal of preserving capital.

PIMCO's total return investment strategies
PIMCO uses these diverse strategies to manage its bond portfolios with the goal of maximizing total return and minimizing risk.

           Top-Down Strategies (portfolio level)

  Duration    Volatility         Sector       Yield Curve
  Posture     Analysis          Rotation      Positioning

============================================================
                        VALUE ADDED
============================================================

   Credit     Quantitative        Issue       Cost-Effective
  Analysis      Research        Selection        Trading

           Bottom-Up Strategies (security level)

Supporting this overriding focus on total return is a commitment to active portfolio management within a long-term framework. The PIMCO approach revolves around the principle of diversification. We believe that no single risk should dominate returns. By diversifying strategies, or relying on multiple sources of value, we aim to maximize the total return of our bond portfolios while minimizing risk.

A disciplined investment process

PIMCO uses this four-step process to implement its return-enhancing strategies:

 . PIMCO's investment strategists meet annually with outside experts to develop a 3- to 5-year outlook for the economy and interest rates.

 . Quarterly economic forums are held to determine how the long-term outlook applies to the next 3 to 12 months and to forecast influences like interest rate volatility and yield curve shape.

 . Using these combined outlooks, along with proprietary analytical computer technology, fund managers select bond issues that meet PIMCO's criteria and make specific investment decisions for their portfolios, including sensitivity to interest rates and yield curve positioning.

Bill Gross on bond investing for total return

"Remember, an investment's total return comes from a combination of income and price performance. In the case of bonds, it is interest and price. During dynamic bull markets...a substantial portion of total bottom-line return has come from price appreciation as opposed to income distribution. That's one of the primary reasons why individuals who buy bond mutual funds on the basis of yield, and yield only, have done so poorly when compared with those who view markets from a total return approach. In other words, investors seeking to maximize their interest income may succeed in the short run, but in the long term, their total return has been limited because their bonds have shown less price appreciation."

                                                               --Excerpted from
                                                         Bill Gross on Investing

 . By continually monitoring the economy and Fund holdings, managers make whatever adjustments are necessary to maximize return and minimize volatility.

Consult your financial advisor

If you would like additional information about the total return approach to bond fund management, talk to your financial advisor. He or she can show you how it could contribute to the performance of your investment portfolio.

Information in this article, including the views of Bill Gross, is not indicative of the past or future performance of any PIMCO Fund. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed.

Economic
Outlook

A Conversation with Bill Gross and Paul McCulley

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q: What were the reasons behind the big drop in bond yields in the first quarter of 2000?

BG : The dramatic rise in bond yields in 1999 has created opportunities in 2000. In mid-January, Treasury bonds began rallying as the market realized that the government was poised to begin buying back longer-dated Treasuries. This led to concern that these securities would become scarce. Panic buying ensued. As a result, 30-year Treasury yields declined by roughly 90 basis points by the end of the quarter.

PM: The rally was limited to Treasury bonds, however. Corporate and mortgage-backed securities didn't participate. In fact, their yield spreads widened as flight-to-quality selling drove investors to Treasuries. In addition, intermediate Treasuries didn't initially participate, as that part of the curve was held back by interest rate hikes by the Fed at their February and March meetings. As a result, the yield curve for Treasuries inverted.

Q: But isn't the curve inversion counter-productive to the Fed's goal to slow the economy?

PM: I suppose the drop in yields could restart housing and capital investment, making Mr. Greenspan's job tougher. But, intermediate rates and other sectors of the bond market haven't participated, suggesting the Treasury rally is isolated and driven by other forces.

BG: The forces driving the inversion are secular. The Treasury buy-back program has potentially created a long-term shortage of bonds, much like an inversion that has been in existence in the United Kingdom. While the U.K. situation came about for different reasons, it does prove that long-term supply/demand distortions can invert a country's yield curve for long stretches of time. As the projected U.S. budget surplus grows larger, future years' Treasury repurchases promise to be larger and larger. As a result, the inversion could be with us for quite a while.

The inversion of the Treasury yield curve is driven by secular forces

                                    [GRAPH]

             Treasury Yield Curve on 9/30/99     Treasury Yield Curve on 3/31/00
3 Month                 4.86%                                5.90%
6 Month                 4.96%                                6.14%
1 Year                  5.18%                                6.24%
2 Year                  5.60%                                6.49%
5 Year                  5.76%                                6.33%
10 Year                 5.88%                                6.03%
30 Year                 6.05%                                5.84%



Q: Any thoughts on Greenspan's apparent targeting of the stock market?

PM: Mr. Greenspan has extraordinary skill as an economist and deftness as a policymaker. But, scrutinizing the man's every word as I do, it's clear that he has been less then forthright about his view of the stock market's role in current policy formulation. It appears that policy is being geared toward capping gains in equity prices, yet he declares that the Fed is not targeting them. Put another way, Mr. Greenspan says that the stock-market-driven wealth effect is the skunk at the aggregate demand picnic and that he's going to scotch it; and then in the next breath, he says that the equity market is only a distant relative of the skunk family. This simply doesn't square. His less-than-clear policy is going to be tested by the markets as long as he argues that the wealth effect needs to be curbed but is not closely linked to the stock market.

Q: So how many more interest rate hikes can we expect?

PM: The Fed will continue lifting rates until it sees that demand moderates. It remains concerned that "wealth effect" spending is outstripping supply, which will eventually generate higher inflation. According to Mr. Greenspan, even strong productivity growth won't contain inflation because productivity gains are actually raising investor's expectations for corporate earnings, driving stock prices higher and stimulating more "wealth effect" consumption, which means....

BG: Two or three more rate hikes by year's end.

Q : The Fed has already tightened five times with little effect. When do you see demand beginning to slow?

BG: We see a moderation in economic activity by the end of the

How the stock market creates the "wealth effect"
This chart shows the correlation of household net worth to the stock market.

                                    [GRAPH]

              Household Net Worth as a
Quarter       Ratio of Disposable Income (LHS)          Month         S&P 500 (RHS)
1980-01                    3.62                         1980-01           110.87
1980-02                    3.76                         1980-02           115.34
1980-03                    3.82                         1980-03           104.69
1980-04                    3.82                         1980-04           102.97
1981-01                    3.80                         1980-05           107.69
1981-02                    3.82                         1980-06           114.55
1981-03                    3.68                         1980-07           119.83
1981-04                    3.76                         1980-08           123.50
1982-01                    3.73                         1980-09           126.51
1982-02                    3.72                         1980-10           130.22
1982-03                    3.76                         1980-11           135.65
1982-04                    3.84                         1980-12           133.48
1983-01                    3.91                         1981-01           132.97
1983-02                    3.96                         1981-02           128.40
1983-03                    3.89                         1981-03           133.19
1983-04                    3.79                         1981-04           134.43
1984-01                    3.70                         1981-05           131.73
1984-02                    3.64                         1981-06           132.28
1984-03                    3.66                         1981-07           129.13
1984-04                    3.69                         1981-08           129.63
1985-01                    3.78                         1981-09           118.27
1985-02                    3.78                         1981-10           119.80
1985-03                    3.80                         1981-11           122.92
1985-04                    3.92                         1981-12           123.79
1986-01                    4.01                         1982-01           117.28
1986-02                    4.06                         1982-02           114.50
1986-03                    4.00                         1982-03           110.84
1986-04                    4.13                         1982-04           116.31
1987-01                    4.25                         1982-05           116.35
1987-02                    4.31                         1982-06           109.70
1987-03                    4.29                         1982-07           109.38
1987-04                    4.07                         1982-08           109.65
1988-01                    4.11                         1982-09           122.43
1988-02                    4.12                         1982-10           132.66
1988-03                    4.09                         1982-11           138.10
1988-04                    4.11                         1982-12           139.37
1989-01                    4.13                         1983-01           144.27
1989-02                    4.19                         1983-02           146.80
1989-03                    4.28                         1983-03           151.88
1989-04                    4.29                         1983-04           157.71
1990-01                    4.16                         1983-05           164.10
1990-02                    4.15                         1983-06           166.39
1990-03                    4.01                         1983-07           166.96
1990-04                    4.10                         1983-08           162.42
1991-01                    4.21                         1983-09           167.16
1991-02                    4.15                         1983-10           167.65
1991-03                    4.17                         1983-11           165.23
1991-04                    4.25                         1983-12           164.36
1992-01                    4.15                         1984-01           166.39
1992-02                    4.10                         1984-02           157.25
1992-03                    4.12                         1984-03           157.44
1992-04                    4.14                         1984-04           157.60
1993-01                    4.26                         1984-05           156.55
1993-02                    4.20                         1984-06           153.12
1993-03                    4.24                         1984-07           151.08
1993-04                    4.21                         1984-08           164.42
1994-01                    4.23                         1984-09           166.11
1994-02                    4.15                         1984-10           164.82
1994-03                    4.16                         1984-11           166.27
1994-04                    4.12                         1984-12           164.48
1995-01                    4.19                         1985-01           171.61
1995-02                    4.29                         1985-02           180.88
1995-03                    4.38                         1985-03           179.42
1995-04                    4.45                         1985-04           180.62
1996-01                    4.52                         1985-05           184.90
1996-02                    4.57                         1985-06           188.89
1996-03                    4.57                         1985-07           192.54
1996-04                    4.65                         1985-08           188.31
1997-01                    4.63                         1985-09           184.06
1997-02                    4.87                         1985-10           186.18
1997-03                    4.99                         1985-11           197.45
1997-04                    5.01                         1985-12           207.26
1998-01                    5.26                         1986-01           208.19
1998-02                    5.25                         1986-02           219.37
1998-03                    4.95                         1986-03           232.33
1998-04                    5.24                         1986-04           237.98
1999-01                    5.29                         1986-05           238.46
1999-02                    5.40                         1986-06           245.30
1999-03                    5.25                         1986-07           240.18
1999-04                    5.62                         1986-08           245.00
                                                        1986-09           238.27
                                                        1986-10           237.36
                                                        1986-11           245.09
                                                        1986-12           248.61
                                                        1987-01           264.51
                                                        1987-02           280.93
                                                        1987-03           292.47
                                                        1987-04           289.32
                                                        1987-05           289.12
                                                        1987-06           301.38
                                                        1987-07           310.09
                                                        1987-08           329.36
                                                        1987-09           318.66
                                                        1987-10           280.16
                                                        1987-11           245.01
                                                        1987-12           240.96
                                                        1988-01           250.48
                                                        1988-02           258.13
                                                        1988-03           265.74
                                                        1988-04           262.61
                                                        1988-05           256.12
                                                        1988-06           270.68
                                                        1988-07           269.05
                                                        1988-08           263.73
                                                        1988-09           267.97
                                                        1988-10           277.40
                                                        1988-11           271.02
                                                        1988-12           276.51
                                                        1989-01           285.41
                                                        1989-02           294.01
                                                        1989-03           292.71
                                                        1989-04           302.25
                                                        1989-05           313.93
                                                        1989-06           323.73
                                                        1989-07           331.93
                                                        1989-08           346.61
                                                        1989-09           347.33
                                                        1989-10           347.40
                                                        1989-11           340.22
                                                        1989-12           348.57
                                                        1990-01           339.97
                                                        1990-02           330.45
                                                        1990-03           338.47
                                                        1990-04           338.18
                                                        1990-05           350.25
                                                        1990-06           360.39
                                                        1990-07           360.03
                                                        1990-08           330.75
                                                        1990-09           315.41
                                                        1990-10           307.12
                                                        1990-11           315.29
                                                        1990-12           328.75
                                                        1991-01           325.49
                                                        1991-02           362.26
                                                        1991-03           372.28
                                                        1991-04           379.68
                                                        1991-05           377.99
                                                        1991-06           378.29
                                                        1991-07           380.23
                                                        1991-08           389.40
                                                        1991-09           387.20
                                                        1991-10           386.88
                                                        1991-11           385.92
                                                        1991-12           388.51
                                                        1992-01           416.08
                                                        1992-02           412.56
                                                        1992-03           407.36
                                                        1992-04           407.41
                                                        1992-05           414.81
                                                        1992-06           408.27
                                                        1992-07           415.05
                                                        1992-08           417.93
                                                        1992-09           418.48
                                                        1992-10           412.50
                                                        1992-11           422.84
                                                        1992-12           435.64
                                                        1993-01           435.23
                                                        1993-02           441.70
                                                        1993-03           450.16
                                                        1993-04           443.08
                                                        1993-05           445.25
                                                        1993-06           448.06
                                                        1993-07           447.29
                                                        1993-08           454.13
                                                        1993-09           459.24
                                                        1993-10           463.90
                                                        1993-11           462.89
                                                        1993-12           465.95
                                                        1994-01           472.99
                                                        1994-02           471.58
                                                        1994-03           463.81
                                                        1994-04           447.23
                                                        1994-05           450.90
                                                        1994-06           454.83
                                                        1994-07           451.40
                                                        1994-08           464.24
                                                        1994-09           466.96
                                                        1994-10           463.81
                                                        1994-11           461.01
                                                        1994-12           455.19
                                                        1995-01           465.25
                                                        1995-02           481.92
                                                        1995-03           493.15
                                                        1995-04           507.91
                                                        1995-05           523.81
                                                        1995-06           539.35
                                                        1995-07           557.37
                                                        1995-08           559.11
                                                        1995-09           578.77
                                                        1995-10           582.92
                                                        1995-11           595.53
                                                        1995-12           614.57
                                                        1996-01           614.42
                                                        1996-02           649.54
                                                        1996-03           647.07
                                                        1996-04           647.17
                                                        1996-05           661.23
                                                        1996-06           668.50
                                                        1996-07           644.07
                                                        1996-08           662.68
                                                        1996-09           674.88
                                                        1996-10           701.46
                                                        1996-11           735.67
                                                        1996-12           743.25
                                                        1997-01           766.22
                                                        1997-02           798.39
                                                        1997-03           792.15
                                                        1997-04           763.93
                                                        1997-05           833.09
                                                        1997-06           876.29
                                                        1997-07           925.29
                                                        1997-08           927.73
                                                        1997-09           937.02
                                                        1997-10           951.16
                                                        1997-11           938.92
                                                        1997-12           962.36
                                                        1998-01           963.36
                                                        1998-02         1,023.74
                                                        1998-03         1,076.82
                                                        1998-04         1,112.20
                                                        1998-05         1,108.42
                                                        1998-06         1,108.39
                                                        1998-07         1,156.58
                                                        1998-08         1,074.62
                                                        1998-09         1,020.64
                                                        1998-10         1,032.47
                                                        1998-11         1,144.43
                                                        1998-12         1,190.05
                                                        1999-01         1,248.77
                                                        1999-02         1,246.58
                                                        1999-03         1,281.66
                                                        1999-04         1,334.76
                                                        1999-05         1,332.07
                                                        1999-06         1,322.55
                                                        1999-07         1,380.99
                                                        1999-08         1,327.49
                                                        1999-09         1,318.17
                                                        1999-10         1,300.01
                                                        1999-11         1,391.00
                                                        1999-12         1,428.68



year as higher interest rates temper growth in housing and capital spending. Mortgage rates remain near 8% and have begun to temper new home sales and have the potential to slow consumer spending through a reduction in durable goods purchases. Investment spending, a significant contributor to overall growth during this expansion, will also moderate as higher rates raise the cost of capital investment.

PM: It's important to remember that monetary policy works its way through the system with a lag. Estimates vary on how long that lag is, but it's safe to say roughly 6 to 12 months. The Fed began its current tightening cycle last June so the effects of the first rate hike are only now beginning to be felt, and the cumulative impact of tighter policy won't be felt until around year-end.

Q: Does OPEC's agreement to increase production mean the threat of higher inflation is behind us?

PM: No it doesn't. Short term, higher oil prices will feed through the economy this summer in the form of higher prices at the pump. Longer term, increasing import prices, slowing domestic capacity growth and a recovering global economy will also put an upward tilt on inflation. However, inflation won't break out given that many of the forces which drove inflation lower in the 1990s, including globalization, technology innovation and sound fiscal and monetary policies, remain firmly in place. These structural themes will cancel out the cyclical trends and keep inflation stable over the longer run.

Q: What forces are likely to influence the bond market and our strategy over the next year?

BG: Bond prices, from a macro-perspective, will be determined by the resolution of imbalances that have formed over the past several years, including the over-exuberance of the stock market, the fate of the U.S budget surplus, our bloated trade deficit, the strength of the dollar and the fiscal deficits in Japan. At the root of each of these imbalances is an excessive use of debt. Given the surpluses now being generated by the Treasury, it's a good time to emphasize Treasury over corporate debt. In other words, upgrade the quality of our portfolios. At the same time we've adjusted the yield curve position of the portfolio, taking a small step away from a concentration in intermediate maturity securities and increasing exposure to both short-term instruments and long-term Treasuries. This allows us to collect incremental yield at the short end of the curve and benefit from falling yields at the long end.

PM: The strategy of swapping for higher quality extends to our mortgage exposure as well. We still like mortgages due to their high quality and attractive yields, but we have become more selective, favoring Ginnie Mae securities over other types of government sponsored agency debt, such as Fannie Maes and Freddie Macs. This subtle preference has worked well. The full faith and credit of the U.S. government back Ginnie Mae securities. Fannie Maes and Freddie Macs have an implicit guarantee through small, never-been-used lines of credit, but that support has come under pressure recently as Congress mulls legislation to clarify the government's role in these enterprises.

Q: Where are bond yields headed from here?

BG: Although long-term Treasury yields have peaked, I don't think they will move much lower over the near term. The economy remains too strong for the Fed, so short-term rates will be moving higher, perhaps to 6.50%. It's hard to believe that 30-year Treasuries could trade far below that, so 5.75% or so on the long end is about it for the next nine months. For now it will be tough for intermediate-term bonds as they continue to feel the brunt of the Fed's tightening. Eventually, with Fed tightening behind us and the economy slowing, I think we could see a more generalized rally in the bond market, where we'd look to extend our duration some.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

Fund
Spotlight

Total Return Fund Review & Outlook

In 1999, the bond market reacted negatively to growing expectations of higher inflation and tighter Federal Reserve monetary policy. PIMCO Total Return Fund's defensive position helped mitigate the effect of higher interest rates. With the worst over, we stand ready to capture the opportunities that last year's rising interest rates have created for bond investors this year.

Inflation Expectations Rise

1999 was the worst year for the bond market since 1994. Renewed inflation fears, spurred on by perceptions of growing imbalances in the economy, pushed interest rates higher. The record expansion continued unabated and the demand for labor continued to tighten. Stock market gains increased fears that a bubble was forming, and commodity prices, led by oil, trended upwards. As a result of these forces, inflation seemed likely to increase. In response, the Federal Reserve began tightening monetary policy.

Outperforming Despite Difficult Times

PIMCO Total Return Fund's defensive position deflected much of the pain in 1999. The Fund's focus on income and capital appreciation made this possible. In implementing our secular view through our top-down portfolio positioning and bottom-up security selection, we shifted the portfolio to reduce exposure to what turned out to be a negative bond market environment.

The shift included changes to many aspects of the portfolio. The Fund moved to an overweight position in mortgage-backed securities in order to enhance yield without adding too much risk. Opportunities to improve the average credit quality were taken to provide protection from an increase in corporate default rates. The average duration was kept below benchmark duration for most of the year, reducing the impact of rising interest rates on the Fund's price performance.

As a result, the Fund outperformed its Lipper average over the past year. And, over the long term, the Fund has maintained its solid record.


PIMCO Total Return Fund Annualized Returns (as of 3/31/000)

                                      1 yr       5 yrs       10 yrs    Incept.
PIMCO Total Return Fund (at NAV)     1.85%       7.50%       8.71%        8.55%

PIMCO Total Return Fund (at MOP)    -2.73%       6.51%       8.21%        8.17%

Lipper Inter Inv. Grade              0.99%       6.25%       7.44%        7.56%
Debt Fund Average

Lehman Aggregate                     1.87%       7.14%       8.02%        8.25%
Bond Index

Opportunities Arise

Rapidly rising interest rates in 1999 have created opportunities in 2000. Yield-enhancing strategies that evolved from last year's secular outlook remain in play. But, as we saw in the first quarter, chances to capture capital appreciation as yields fall will also be available.

Although the economy currently has a great deal of positive momentum, we believe that it will moderate later this year as any one of the several unsustainable imbalances begins to unravel. Inflation remains relatively subdued, but may trend upward in the short term in the face of wage pressures, higher commodity prices and increased import prices. The Fed will continue to tighten to restrain these inflationary imbalances.

Mortgage-backed securities remain overweight in the portfolio. We favor Ginnie Maes, backed by the full faith and credit of the U.S. government, over other mortgage-backed securities. In general, the Fund will trade up for higher quality instruments where possible.

Recently, the Treasury market has been influenced by the government's intention to buy back debt. The potential shortage of long-term Treasuries has pushed yields lower.

In the first quarter, the Treasury curve inverted--a unique situation we believe could last for some time. In light of this, we have adjusted the yield curve position of the portfolio, taking a small step away from a concentration in intermediate maturity securities and increasing exposure to both short-term instruments and long-term Treasuries. This allows us to collect incremental yield at the short end of the curve and benefit from rising prices at the long end.

The prospect of moderating economic growth and the inversion of the Treasury curve are creating opportunities for bond investors. At some point, intermediate bond yields will also drop, and we will extend our portfolio duration to capture the subsequent rise in bond prices.

Past performance is no guarantee of future results. For more information on Total Return Fund turn to page 30.

Fund
Spotlight

Convertibles: Equity-Like Returns with Bond-Like Risk

What are convertibles?

A convertible is a security that behaves like both a stock and a bond. With a convertible, the investor has the option to convert the bond to another security, typically shares in the issuing company's common stock. A convertible bond is like a regular, straight bond in that it represents debt issued by a company, with regular interest payments and repayment of the principal at maturity. What makes a convertible different is they give investors the right to trade or convert the bond into a specific number of shares if that company's stock hits a certain price.

How convertibles work

With convertibles, investors get the security of income payments and the potential for returns that can be almost as high as stocks. Here's how convertibles work: when equities are up, the stock-like aspect of the convertible allows the investor to participate in the rise of the underlying common stock. Conversely, the bond-like aspect offers downside protection if there is a drop in the underlying common stock price. Sandra Durn, PIMCO's Convertible Fund Portfolio Manager, describes convertibles as "stocks with shock absorbers."

The case for convertibles now

This is an especially good time to consider investing in convertibles for the following reasons:

 . By investing in convertibles, investors have the potential to reap the benefits of current stock market growth without taking on all of the risks associated with stocks.

Portfolios of convertible securities have provided investors with a risk profile similar to that of long-term corporate bonds while providing returns more comparable to equities.

                                    [GRAPH]

                             Convertible Bond Index
                                 12.37%, 12.62%

                              Long-Term Corporates
                                  12.11%, 8.84%

                                    S&P 500
                                 16.71%, 13.89%

Source: Ibbotson Associates

 . Corporate issuance of convertibles has skyrocketed--it's up 60% from last year as many young companies need financing for new products they're bringing to market. More issuance means more choices for investors.

PIMCO Convertible Fund
Fund Manager

Sandra Durn is one of the industry's leading convertible bond fund managers. She holds a bachelor's degree in Economics from the University of Maryland and a master's degree in Economics from San Diego State University.

Investment Strategy

The objective of PIMCO Convertible Fund's investment strategy is to achieve strong returns while maintaining a balance between risk and reward.

At PIMCO, when evaluating whether or not we want to buy a convertible security, the most important thing we do is to see how it reacts relative to the common stock. We have a sophisticated model for measuring valuation that takes into account changes in the stock price, volatility assumptions and interest rates.

Performance

PIMCO's Convertible Fund's first-year performance was strong. We invested in companies that issue securities that fit our goal of providing support when stock prices are declining and upward movement when stock prices are accelerating.

In particular, the Fund's exposure to telecommunications and technology companies was instrumental in boosting performance last year. PIMCO capitalized on the strong run in the technology and telecommunications sectors, which currently comprise 45% of the Fund's holdings. Looking ahead, we will continue participating in these sectors since they are the main drivers behind the strength and upward slope of the equity markets.

Past performance is no guarantee of future results. For more information on the Convertible Fund turn to page 16.

Service
Update

New Manager of PIMCO Municipal Bond Funds
Introducing Mark McCray

[PHOTO]

Last quarter, PIMCO strengthened its commitment to the municipal bond arena by hiring Mark McCray, formerly of Goldman Sachs, as Senior Vice President and Portfolio Manager for all municipal bond portfolios at PIMCO.

In his new position, Mr. McCray will be responsible for the two year-old PIMCO Municipal Bond Fund and two portfolios introduced in August 1999: California Intermediate Municipal Bond Fund and New York Intermediate Municipal Bond Fund.

At Goldman Sachs, Mr. McCray was Vice President and Co-Head of Municipal Bond Trading and was responsible for the firm's proprietary tax-exempt accounts. He also directed the daily activity and risk positions of seven municipal traders. He started his fixed-income career as a financial analyst in the mergers and acquisitions department at Merrill Lynch and moved to the fixed-income division of Goldman Sachs in 1992. He holds a bachelor's degree from Temple University and an MBA from the Wharton School at the University of Pennsylvania.

PIMCO's expansion into municipal bonds has been a natural evolution of the company's focus on taxable debt, and its expertise and investment process. The strength of PIMCO's credit analysis group--a team that has been integral to the strong performance of PIMCO's High Yield and Convertible Bond Funds--will be an added benefit in managing the municipal bond portfolios.

Mr. McCray's first priority is to produce the highest possible risk-adjusted returns for PIMCO clients by applying the company's core strategy of total return to its municipal portfolios. The three municipal funds will seek to pinpoint securities that allow for an efficient balance of yield and risk.

PIMCO Funds News Highlights

PIMCO Funds and the PIMCO Funds portfolio managers were mentioned in numerous print and television media during the first quarter of 2000. The following are highlights from a few of those features.

PIMCO Equity Advisors--Growth Experts

Continued strength in PIMCO Funds growth equity portfolios caught the attention of the media. In particular, PIMCO Innovation Fund was included in the "elite camp" of technology funds in a March 15 article in The Wall Street Journal. Its manager, Dennis McKechnie, appeared frequently as a technology expert both in print (Fortune 3/20 and Bloomberg 3/00) and on television (ABC, CNN and CNBC). Ken Corba, Chief Investment Officer and PIMCO Growth Fund manager, also appeared on CNBC and was featured in a Ticker magazine article (2/00) about the strength of PIMCO's portfolio managers. And Mike Gaffney, manager of PIMCO Opportunity Fund, was quoted numerous times in The Wall Street Journal during the quarter, covering topics such as healthcare, IPOs and small-cap investing.

A Major Influence in the Bond Market

As the nation's largest bond manager, PIMCO is often called upon to comment on market activity. During this quarter, however, it was PIMCO's investment strategies that caught the media's attention. Articles in The Wall Street Journal (2/25), The New York Times (2/27) and Investor's Business Daily (3/15) detailed the influence PIMCO and fund manager Bill Gross had on the gains at the long-end of the Treasury yield curve during January and February.

If you would like reprints of these articles, please call 1-800-628-1237.

Of Interest On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income investment efforts of Allianz AG. Key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately $650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

Presenting the new PIMCO Funds Web site at www.pimcofunds.com

As part of our commitment to provide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

[PHOTO]

You'll find all the content you've come to rely on--at www.pimcofunds.com--and more.

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Log on to www.pimcofunds.com today and begin exploring all the new features of our revamped site.

Fund Information Section

In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . Media Highlights let you read what others have been saying about PIMCO Funds and our management teams.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Bond Center

The PIMCO Funds Bond Center continues to deliver the best research and news about bonds and bond investing. Rely on the Bond Center to bring you the latest information from our world-class team of investment professionals led by PIMCO founder Bill Gross.

 . Investment Outlook--Bill Gross' monthly newsletter on economic and interest rate trends.

 . Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

 . Sector Strategy White Papers--PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

 . Economic Data Analysis--Timely analysis of recent economic trends and data from PIMCO's point of view.

 . Media Highlights--Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

Daily Manager Commentary

PIMCO's Daily Manager
Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from the manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.

Resources Section

Our Resources section offers investors a robust collection of information, online tools and reference materials. It includes the following:

 . Online Document Library--account applications, prospectuses and a variety of additional Fund literature can now be ordered for delivery by mail, viewed as HTML pages, or downloaded as PDF files.

 . Shareholder Services--Learn about the full range of services available to shareholders from automatic investment programs to 24-hour fund information.

 . Retirement Plans--Get all the information you need about individual or employee-sponsored plans offered by PIMCO Funds.

The PIMCO Funds Family

PIMCO Funds offers unique access to the investment expertise of PIMCO Advisors L.P. PIMCO manages $264 billion, including assets for 46 of the 100 largest U.S. corporations. The firm's institutional heritage is reflected in the PIMCO Funds, each seeking the highest caliber performance in a specific investment style. To learn more about any of the PIMCO Funds, please call us at 1-800-426-0107.

                               Fund Name                  Objective
Growth                         Growth                     Long-term growth of capital
Stock Funds
                               Target                     Capital appreciation

                               Opportunity                Capital appreciation

Blend                          Capital Appreciation       Growth of capital
Stock Funds
                               Mid-Cap                    Growth of capital

Value                          Equity Income              Current income and long-term growth
Stock Funds

                               Renaissance                Long-term growth of capital and income

                               Value                      Long-term growth of capital and income

                               Small-Cap Value            Growth of capital and income

Enhanced Index                 Tax-Efficient Equity       Maximum after-tax growth of capital
Stock Funds
                               StocksPLUS                 Total return exceeding the S&P 500 Index

International                  International              Capital appreciation
Stock Fund

Sector Related                 Innovation                 Capital appreciation
Stock Fund

Short Duration                 Money Market               Maximum current income, consistent with
Bond Funds                                                preservation of capital and daily liquidity

                               Short-Term                 Maximum current income consistent with
                                                          preservation of capital and daily liquidity

                               Low Duration               Maximum total return

Intermediate Duration          Total Return               Maximum total return
Bond Fund

Long Duration                  Long-Term U.S. Government  Maximum total return
Bond Fund

International                  Global Bond II             Maximum total return
Bond Funds
                               Foreign Bond               Maximum total return

                               Emerging Markets Bond      Maximum total return

High Yield Bond Fund           High Yield                 Maximum total return

Inflation-Indexed              Real Return Bond           Maximum total return
Bond Fund

Convertible                    Convertible                Maximum total return
Bond Fund

Tax Exempt                     Municipal Bond             High current income exempt from
Bond Funds                                                federal taxes, preservation of capital

                               California Interm.         High current income exempt from federal
                               Municipal Bond Fund        and California income tax

                               New York Interm.           High current income exempt from
                               Municipal Bond Fund        federal and New York income tax

Stock and Bond Funds           Strategic Balanced         Maximum total return

                               90/10 Portfolio            Long-term capital appreciation

                               60/40 Portfolio            Long-term capital appreciation and current
                                                          income

                               30/70 Portfolio            Current income, with long-term capital
                                                          appreciation as a secondary objective

                                 Primary Portfolio Composition
Growth                           Stocks of larger-capitalized companies
Stock Funds
                                 Stocks of medium-capitalized companies

                                 Stocks of smaller-capitalized companies

Blend                            Stocks of larger-capitalized companies the manager
Stock Funds                      believes are reasonably priced

                                 Stocks of medium-capitalized companies the manager
                                 believes are reasonably priced

Value                            Stocks of companies with below-average P/Es
Stock Funds                      and above-average dividends

                                 Stocks with below-average valuations

                                 Stocks of companies with below-average P/Es

                                 Stocks of smaller-capitalized companies with below-average P/Es

Enhanced Index                   Stocks of larger-capitalized companies
Stock Funds
                                 S&P 500 stock index futures backed by a portfolio of short-term, fixed-income securities

International                    Stocks of non-U.S. companies in developed and emerging
Stock Fund                       markets

Sector Related                   Stocks of technology-related companies
Stock Fund

Short Duration                   Money market securities ((less than or equal to) 90 days)
Bond Funds
                                 Money market securities and short-term bonds (up to 1 year duration)

                                 Shorter-term, investment grade bonds (1-3 year duration)

Intermediate Duration            Intermediate-term, investment grade bonds
Bond Fund                        (3-6 year duration)

Long Duration                    Long-term U.S. government bonds
Bond Fund                        (8+ year duration)

International                    Investment grade U.S. and foreign bonds (3-7 year duration)
Bond Funds
                                 Investment grade foreign bonds (3-7 year duration)

                                 Emerging market bonds (0-8 year duration)

High Yield Bond Fund             High-yield bonds (2-6 year duration)

Inflation-Indexed                Inflation-adjusted government bonds
Bond Fund

Convertible                      Convertible securities
Bond Fund

Tax Exempt                       Investment grade municipal bonds (3-10 year duration)
Bond Funds
                                 Investment grade municipal bonds (3-7 yr. avg. duration)

                                 Investment grade municipal bonds (3-7 yr. avg. duration)

Stock and Bond Funds             S&P Index Futures and short- and intermediate-term
                                 investment grade bonds

                                 90% in PIMCO Stock Funds and 10% in PIMCO Bond Funds

                                 60% in PIMCO Stock Funds and 40% in PIMCO Bond Funds

                                 30% in PIMCO Stock Funds and 70% in PIMCO Bond Funds

For more information on the risks associated with these Funds, see page 29.

Pacific
Investment
Management
Series

PIMCO Funds Annual Report

Dear Shareholder:

My letter in last September's Semi-Annual Report began by noting that the economy was continuing to steam ahead. And at the end of the first quarter of 2000, it appeared to have lost little steam. The March employment report--one of the clearest gauges of the country's economic health--confirmed this, indicating that more people joined the workforce than in any month in the past five years.

The exceptional growth the stock market experienced in 1999 continued into the New Year. However, stocks--particularly technology issues--encountered major turbulence in the first quarter, culminating in record-setting plunges for the Dow and the NASDAQ in mid-April. But, as most investors know, this kind of volatility is the rule, not the exception. By keeping their eyes firmly focussed on the long view, they will be able to ride out these short-term gyrations.

For bonds, 1999 was a turbulent time as most bond sectors reacted negatively to the continued strength of the economy and to rising interest rates. However, despite the Fed's February and March rate hikes, most bond funds posted moderate gains during the first three months of 2000. Long-term government funds fared best, largely as a result of the Treasury's announcement that it will reduce the outstanding supply of government debt, especially long-term issues.

Despite the volatility in the stock and bond markets, our funds have experienced strong relative performance over the past year. In addition, I'd like to call your attention to the launch, in the second half of last year, of two new bond funds: PIMCO California Intermediate Municipal Bond Fund and PIMCO New York Intermediate Municipal Bond Fund. And recently, we strengthened our commitment to the municipal bond arena by hiring Mark McCray, formerly of Goldman Sachs, as Senior Vice President and Portfolio Manager for all PIMCO municipal bond portfolios.

I encourage you to review the fund information and commentary on the following pages carefully. And once again, I'd like to thank you for the trust you've placed in us through your investment. As always, we continue to work hard to help you meet your financial objectives.

If you have any questions regarding your investment, contact your financial advisor, or call us at 1-800-426-0107.

Or visit our Web site at www.pimcofunds.com.

Sincerely,

/s/ Brent R. Harris
Brent R. Harris
Chairman of the Board
April 28, 2000

PIMCO Funds Financial Information

We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of March 31, 2000. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 15-31  Fund Summaries
A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages  32-109 Schedule of Investments
The Schedule of Investments includes a listing of securities in the Fund's portfolio as of March 31, 2000, including the number of shares or principal amount and value as of that date.

                                                                Schedule of
Fund Name                                Fund Summary           Investments
California Inter. Muni. Bond Fund        Page 15                Page 32
Convertible Fund                         Page 16                Page 33
Emerging Markets Bond Fund               Page 17                Page 35
Foreign Bond Fund                        Page 18                Page 37
Global Bond Fund II                      Page 19                Page 42
High Yield Fund                          Page 20                Page 47
Long-Term U.S. Government Fund           Page 21                Page 53
Low Duration Fund                        Page 22                Page 57
Money Market Fund                        Page 23                Page 65
Municipal Bond Fund                      Page 24                Page 66
New York Inter. Muni. Bond Fund          Page 25                Page 69
Real Return Bond Fund                    Page 26                Page 70
Short-Term Fund                          Page 27                Page 73
StocksPLUS Fund                          Page 28                Page 76
Strategic Balanced Fund                  Page 29                Page 80
Total ReturnFund                         Page 30                Page 84

Pages 110-119  Financial Highlights
This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 120-121 Statements of Assets and Liabilities
A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level shares outstanding

Pages 122-123  Statements of Operations
This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 124-127 Statements of Changes in Net Assets This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 128  Statements of Cash Flows
For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 129-137  Notes to Financial Statements
A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

March 31, 2000     PIMCO CA Intermediate Municipal Bond Fund

OBJECTIVE:

Seek high current income exempt from federal and California income tax.


PORTFOLIO:

Intermediate maturity municipal securities.


DURATION RANGE:

3-7 years


FUND INCEPTION DATE:

8/31/99


TOTAL NET ASSETS:

$10.2 million


PORTFOLIO MANAGER

Mark MCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                      A Shares                             Lehman Bros.
                                                           California Exempt
                                           Adjusted        Intermediate Index
--------------------------------------------------------------------------------
6 months              2.25%                -0.82%          1.82%
Inception             2.94%                -0.26%          --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                   PIMCO CA Interm.     CA Interm. Muni.
                                   Muni. Bond A         Bond Index
           08/31/1999                    9,700               10,000
           09/30/1999                    9,766               10,064
           10/31/1999                    9,691                9,998
           11/30/1999                    9,770               10,080
           12/31/1999                    9,724                9,987
           01/31/2000                    9,753               10,044
           02/29/2000                    9,813               10,099
           03/31/2000                    9,986               10,247

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 8/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                               0%
1-5 years                                                                   26%
5-10                                                                        68%
10-20 years                                                                  6%
Duration                                                              6.4 years

Sector Breakdown
Municipal Bonds & Notes                                                   99.2%
Other                                                                      0.8%

Quality Breakdown
AAA                                                                       63.9%
AA                                                                        21.0%
A                                                                          9.6%
BB                                                                         5.5%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO California Intermediate Municipal Bond Fund was launched on August 31, 1999. The Fund seeks to provide high current income exempt from federal and California income tax. From inception through March 31, 2000, the Fund's Class A shares returned a cumulative 2.94%. This performance compares favorably with the Lehman California Intermediate Muni Bond Index, which returned 2.47% over the same period.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market, including California municipal bonds, rose substantially.
     However, in the first quarter of this year, long-term California municipal bonds rallied in response to strong investor demand, limited new supply and favorable credit conditions. As a result, the Fund's performance was positively affected by allocations to longer-term maturity securities. Allocations to higher rated and insured credits helped returns because investors displayed a preference for these issues amid heightened investor focus on credit quality. In addition, selections of longer-term insured and pre-refunded issues with call protection were also positive for performance.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted near the benchmark as further Fed tightening should put upward pressure on interest rates. We expect to maintain an overweight position in longer maturity credits due to the relatively attractive yield offered by longer-term California issues. In addition, we anticipate maintaining the Fund's high average credit quality of AA.

March 31, 2000               PIMCO Convertible Fund

OBJECTIVE:

Maximum total return.


PORTFOLIO:

Convertible Securities


FUND INCEPTION DATE:

3/31/99


TOTAL NET ASSETS:

$184.1 million


PORTFOLIO MANAGER:

Sandra Durn


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 3/31/00

                        A Shares             B Shares                  C Shares       Lipper            First Boston
                                                                                      Convertible.      Convertible
                                   Adjusted             Adjusted       Adjusted       Sec. Fund Avg.    Bond Index
-----------------------------------------------------------------------------------------------------------------------
1 year                  60.33%     53.12%    58.88%     53.88%         58.04%         40.26%            45.84%
Inception               60.33%     53.12%    58.88%     53.88%         58.04%            --                --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                 PIMCO               PIMCO               PIMCO               First Boston
                                 Convertible A       Convertible B       Convertible C       Convertible Index
          03/31/1999                  9,550              10,000              10,000               10,000
          04/30/1999                 10,006              10,471              10,471               10,405
          05/31/1999                 10,184              10,650              10,650               10,309
          06/30/1999                 10,727              11,219              11,229               10,754
          07/31/1999                 10,747              11,239              11,240               10,612
          08/31/1999                 10,727              11,199              11,209               10,643
          09/30/1999                 10,833              11,308              11,319               10,671
          10/31/1999                 11,263              11,747              11,758               11,040
          11/30/1999                 12,084              12,595              12,607               11,888
          12/31/1999                 13,523              14,083              14,105               13,695
          01/31/2000                 13,814              14,346              14,357               13,489
          02/29/2000                 15,285              15,871              15,882               14,905
          03/31/2000                 15,314              15,387              15,804               14,584

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                              3%
1-5 years                                                                  39%
5-10 years                                                                  3%
10-20 years                                                                52%
20-30 years                                                                 3%
Duration                                                             1.6 years

Sector Breakdown
Convertible Bonds & Notes                                                76.0%
Convertible Preferred Stock                                              17.1%
Short-Term Instruments                                                    6.1%
Other                                                                     0.8%

Quality Breakdown
AAA                                                                       4.4%
AA                                                                        8.0%
A                                                                        17.4%
BBB                                                                      38.5%
B                                                                        26.8%
CCC                                                                       4.9%

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

The Convertible Fund was launched on March 31, 1999 and seeks to maximize total return by investing primarily in a portfolio of convertible securities. Convertibles, like conventional bonds, offer a steady income stream; but unlike conventional bonds, they can be converted into common stock. This means they have the price appreciation potential of stocks, while maintaining the lower risk profile associated with bonds.
     For the 1-year period ended March 31, 2000, the Fund's Class A shares had a solid return of 60.33%, outperforming the First Boston Convertible Index, which returned 45.84%, by a wide margin. The Fund also outperformed the Lipper Convertible Securities Fund Average, which returned 40.26%.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face a tightening labor market, which threatens to drive inflation higher. As a result, prices fell across most sectors of the bond market. However, convertibles performed well as their equity characteristics allowed them to participate in the continued rally in the stock market.
  Sector selection was important to performance over the past year. The Fund's emphasis on technology and telecommunications issues was positive for returns as these "new economy" sectors outperformed their "old economy" counterparts. An overweight position in utility and energy sectors also enhanced returns, especially over the past six months, as energy prices rose and demand continued to be strong. In addition, returns were aided through the use of proprietary valuation models, which were instrumental in determining relative value among different issues and helped in the security selection process.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, the manager plans to maintain a high average quality rating of BBB, while selectively holding below investment-grade issues given the expectations for a slower economy and our view that credit quality is likely to continue to deteriorate. The portfolio's delta (the price sensitivity to changes in the underlying stock value) will likely be targeted below the delta of the benchmark as stock market returns converge back toward historical averages. Sector selection will remain key to performance.

March 31, 2000          PIMCO Emerging Markets Bond Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


PORTFOLIO:

Primarily emerging market bonds.


DURATION RANGE:

0-8 years


FUND INCEPTION DATE:

7/31/97


TOTAL NET ASSETS:

$27.8 million


PORTFOLIO MANAGER:

Mohamed El-Erian


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                     A Shares                B Shares                 C Shares      Lipper             J.P. Morgan
                                                                                    Emerg. Mkts.       Emerg. Mkts.
                                Adjusted                Adjusted      Adjusted      Debt Fund Avg.     Plus Index
-------------------------------------------------------------------------------------------------------------------
1 Year               27.39%     21.65%       26.43%     21.43%        25.49%         27.77%            29.04%
Inception             5.07%      3.28%        4.26%      3.35%         4.28%            --                --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                                                                    J.P. Morgan
                            PIMCO Emerging    PIMCO Emerging    PIMCO Emerging      Emerging Markets
                            Markets A         Markets B         Markets C           Plus Index
       07/31/1997               9,550             10,000            10,000              10,000
       08/31/1997               9,434              9,870             9,872               9,960
       09/30/1997               9,693             10,134            10,135              10,264
       10/31/1997               8,587              8,970             8,971               9,082
       11/30/1997               9,038              9,436             9,437               9,513
       12/31/1997               9,266              9,668             9,669               9,841
       01/31/1998               9,277              9,673             9,674               9,822
       02/28/1998               9,538              9,940             9,941              10,103
       03/31/1998               9,822             10,228            10,229              10,354
       04/30/1998               9,844             10,245            10,245              10,379
       05/31/1998               9,524              9,905             9,905              10,025
       06/30/1998               9,209              9,571             9,571               9,735
       07/31/1998               9,347              9,706             9,706               9,802
       08/31/1998               6,741              6,994             6,994               6,985
       09/30/1998               7,263              7,531             7,532               7,668
       10/31/1998               7,641              7,916             7,919               8,165
       11/30/1998               8,250              8,542             8,544               8,645
       12/31/1998               8,147              8,430             8,432               8,429
       01/31/1999               7,862              8,130             8,133               8,117
       02/28/1999               8,016              8,285             8,288               8,233
       03/31/1999               8,556              8,838             8,840               8,857
       04/30/1999               9,267              9,565             9,569               9,462
       05/31/1999               8,684              8,959             8,961               8,922
       06/30/1999               8,943              9,221             9,224               9,321
       07/31/1999               8,883              9,153             9,155               9,128
       08/31/1999               8,867              9,129             9,133               9,115
       09/30/1999               9,260              9,529             9,533               9,434
       10/31/1999               9,557              9,828             9,832               9,798
       11/30/1999               9,814             10,087            10,090              10,075
       12/31/1999              10,273             10,552            10,556              10,620
       01/31/2000              10,044             10,310            10,314              10,410
       02/29/2000              10,635             10,911            10,915              11,080
       03/31/2000              10,899             10,917            11,184              11,429

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. These risks can be enhanced when investing in emerging markets. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                            40%
1-5 years                                                                  7%
5-10 years                                                                29%
10-20 years                                                               12%
20-30 years                                                               12%
Duration:                                                           3.6 years

Top Ten Countries
Brazil                                                                  24.3%
Mexico                                                                  17.5%
Venezuela                                                                6.8%
Peru                                                                     6.6%
Russia                                                                   6.4%
Argentina                                                                5.9%
Bulgaria                                                                 4.6%
Jordan                                                                   4.1%
South Korea                                                              3.9%
Panama                                                                   3.4%

Quality Breakdown
AAA                                                                     16.8%
AA                                                                       2.6%
BBB                                                                     21.3%
BB                                                                      26.5%
B                                                                       32.8%

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned a solid 27.39%, not quite matching the J.P. Morgan Emerging Markets Plus Index, which returned 29.04%. The Fund also slightly underperformed its Lipper
Average, which returned 27.77%. However, the Fund has bested its benchmark over the since inception period ended March 31, 2000.
     A year ago, emerging markets were in turmoil; investors were still reeling from the Asian and Russian financial crises. However, the strong resurgence in Asian markets were helped by stimulative policies, a turnaround in market sentiment and the synergistic relationship among Asian countries. Since these countries entered the crisis with low inflation and domestic debt and a strong fiscal position, the deficits they incurred were ultimately manageable. The crisis-propelled deterioration in market sentiment also prompted a shift from consumption to saving, which also played a large part in restoring confidence. Finally, the simultaneous recovery created synergies among the Asian countries that led to stronger growth that is expected to continue into 2000.
     For many other emerging market economies, the past year saw an alignment of three "key stars": better country fundamentals as several countries strengthened their domestic policies; a supportive external environment, as U.S. growth remained buoyant and picked up in Europe; and cross-border monetary flows that returned to the emerging markets. Brazil is a good example of this development and, as a result, its credit rating was upgraded. Our modest overweight exposure to Brazil boosted returns.
     Argentina did poorly amid indications of a sluggish economy, so we kept an underweight position in this country, which helped enhance relative returns. However, our overweight position in South Korea was negative as higher-quality underperformed lower-quality credits. We anticipate maintaining a higher average credit quality in the future due to concern about external shocks and their effect on these riskier segments of the market.
     Overall, the outlook for emerging markets remains bright as stronger economic growth, better debt servicing ability and progress on fiscal reforms should support the sector. Looking ahead, we expect to modestly increase exposure to Mexico, which Moody upgraded to investment grade status, in order to reduce portfolio risk.
     We will continue to watch for the difficulties that emerging markets typically face in managing success and uncertainties about sustaining new, stronger fiscal policies as well as the risk of policy complacency. We remain supportive of those countries with sound economic policies and appropriate contingency plans and will continue to focus on countries that lessen their economy's vulnerability to negative external influences in the global financial markets.

March 31, 2000              PIMCO Foreign Bond Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).


PORTFOLIO:

Primarily investment grade foreign bonds.


DURATION RANGE:

3-7 years


FUND INCEPTION DATE:

12/03/92


TOTAL NET ASSETS:

$545.5 million


PORTFOLIO MANAGER:

Lee Thomas


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                      A Shares                 B Shares                    C Shares      Lipper Intl.   J.P. Morgan
                                                                                         Income Fund    Non-U.S.
                                 Adjusted                   Adjusted       Adjusted      Average        Index (Hedged)
------------------------------------------------------------------------------------------------------------------------
1 year                1.50%      -3.07%         0.72%       -3.99%         -0.22%        -2.29%          2.94%
3 years               6.93%       5.31%         6.14%        5.28%          6.13%         3.50%          8.85%
5 years              11.68%      10.66%        10.87%       10.61%         10.87%         4.52%         10.66%
Inception             9.24%       8.56%         8.49%        8.49%          8.44%           --             --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                 PIMCO          PIMCO            PIMCO         JP Morgan
                 Foreign A      Foreign B        Foreign C     Non-US Index
                                                               (Hedged)
12/31/1992         9,550          10,000          10,000         10,000
01/31/1993         9,625          10,073          10,073         10,091
02/28/1993         9,833          10,286          10,286         10,274
03/31/1993         9,867          10,314          10,314         10,280
04/30/1993         9,863          10,304          10,304         10,281
05/31/1993         9,949          10,387          10,387         10,338
06/30/1993        10,180          10,623          10,623         10,549
07/31/1993        10,337          10,781          10,781         10,667
08/31/1993        10,584          11,033          11,033         10,889
09/30/1993        10,622          11,067          11,067         10,936
10/31/1993        10,776          11,221          11,221         11,082
11/30/1993        10,803          11,242          11,242         11,159
12/31/1993        11,068          11,511          11,511         11,390
01/31/1994        11,079          11,515          11,515         11,333
02/28/1994        10,782          11,200          11,200         11,078
03/31/1994        10,590          10,994          10,994         10,977
04/30/1994        10,486          10,879          10,879         10,899
05/31/1994        10,329          10,709          10,709         10,779
06/30/1994        10,135          10,501          10,501         10,669
07/31/1994        10,195          10,557          10,557         10,739
08/31/1994        10,091          10,442          10,442         10,636
09/30/1994        10,104          10,448          10,448         10,645
10/31/1994        10,139          10,477          10,477         10,687
11/30/1994        10,285          10,622          10,622         10,838
12/31/1994        10,214          10,541          10,541         10,813
01/31/1995        10,280          10,601          10,601         10,931
02/28/1995        10,343          10,660          10,660         11,072
03/31/1995        10,347          10,656          10,656         11,297
04/30/1995        10,596          10,905          10,905         11,477
05/31/1995        11,008          11,322          11,322         11,854
06/30/1995        10,938          11,243          11,243         11,814
07/31/1995        11,142          11,445          11,445         11,963
08/31/1995        11,351          11,651          11,651         12,067
09/30/1995        11,508          11,806          11,806         12,258
10/31/1995        11,697          11,991          11,991         12,395
11/30/1995        12,152          12,450          12,450         12,667
12/31/1995        12,328          12,623          12,623         12,785
01/31/1996        12,627          12,919          12,919         12,939
02/29/1996        12,354          12,632          12,632         12,787
03/31/1996        12,550          12,826          12,826         12,893
04/30/1996        12,850          13,125          13,125         13,047
05/31/1996        12,895          13,163          13,163         13,136
06/30/1996        13,037          13,299          13,299         13,245
07/31/1996        13,160          13,417          13,417         13,345
08/31/1996        13,478          13,733          13,733         13,522
09/30/1996        13,851          14,107          14,107         13,810
10/31/1996        14,189          14,442          14,442         14,038
11/30/1996        14,528          14,780          14,780         14,319
12/31/1996        14,601          14,845          14,845         14,339
01/31/1997        14,826          15,067          15,070         14,518
02/28/1997        14,900          15,133          15,136         14,611
03/31/1997        14,708          14,929          14,932         14,533
04/30/1997        14,840          15,054          15,057         14,690
05/31/1997        14,912          15,117          15,120         14,767
06/30/1997        15,205          15,406          15,409         15,018
07/31/1997        15,424          15,619          15,622         15,257
08/31/1997        15,356          15,539          15,542         15,275
09/30/1997        15,683          15,859          15,862         15,545
10/31/1997        15,495          15,658          15,661         15,645
11/30/1997        15,700          15,856          15,860         15,757
12/31/1997        15,924          16,072          16,075         15,962
01/31/1998        16,149          16,289          16,292         16,174
02/28/1998        16,293          16,424          16,428         16,318
03/31/1998        16,491          16,615          16,618         16,464
04/30/1998        16,542          16,666          16,660         16,548
05/31/1998        16,680          16,793          16,786         16,774
06/30/1998        16,756          16,860          16,853         16,847
07/31/1998        17,016          17,111          17,104         17,003
08/31/1998        16,875          16,959          16,952         17,338
09/30/1998        17,256          17,332          17,325         17,749
10/31/1998        16,894          16,956          16,949         17,722
11/30/1998        17,205          17,258          17,251         17,914
12/31/1998        17,441          17,482          17,475         17,892
01/31/1999        17,793          17,825          17,818         18,114
02/28/1999        17,613          17,634          17,627         17,993
03/31/1999        17,715          17,726          17,719         18,207
04/30/1999        17,938          17,937          17,930         18,438
05/31/1999        17,651          17,639          17,632         18,363
06/30/1999        17,431          17,406          17,399         18,078
07/31/1999        17,433          17,397          17,391         18,031
08/31/1999        17,302          17,257          17,250         18,063
09/30/1999        17,388          17,333          17,326         18,132
10/31/1999        17,461          17,395          17,388         18,176
11/30/1999        17,489          17,412          17,405         18,281
12/31/1999        17,636          17,546          17,539         18,336
01/31/2000        17,539          17,450          17,432         18,338
02/29/2000        17,734          17,644          17,615         18,473
03/31/2000        17,982          17,891          17,848         18,743

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                              0%
1-5 years                                                                  28%
5-10 years                                                                 26%
10-20 years                                                                37%
20-30 years                                                                 8%
over 30 years                                                               1%
Duration:                                                            4.4 years

Top 10 Countries
United States                                                            51.1%
Supranational                                                             5.1%
Spain                                                                     4.3%
Germany                                                                   4.3%
United Kingdom                                                            4.0%
Canada                                                                    3.9%
Cayman Islands                                                            3.1%
Greece                                                                    2.9%
Italy                                                                     2.8%
Australia                                                                 2.1%

Quality Breakdown
AAA                                                                      59.5%
AA                                                                       15.7%
A                                                                        10.6%
BBB                                                                       8.3%
BB                                                                        4.6%
B                                                                         1.3%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 1.50%, slightly underperforming the J.P. Morgan Non-U.S. Hedged Index, which returned 2.94%. However, the Fund did outperform its Lipper Average, which fell 2.29%. The Fund also outperformed the Lipper Average over the 3-, 5-year and since inception periods ended March 31, 2000.
     With the exception of Japan, international growth accelerated during the past year. In Europe, growth forecasts were revised upward, with even the laggards, Germany and Italy, showing signs of improving. In Asia, recent GDP releases were well above expectations. And emerging markets, driven by fundamental improvements, also aided expansion. However, in Japan, the recovery seems to have stalled as the effects of a 1999 fiscal stimulus diminished and consumer demand remained weak.
      During the past twelve months, the portfolio continued to invest in what we believe to be the safest and most liquid fixed-income securities outside of the United States. We utilized this philosophy in many decisions, including maintaining the Fund's underweighted position in Japanese bonds. These securities reacted poorly to deteriorating credit fundamentals and concerns about increased new issuance. Prices declined dramatically and it seems likely that the country's bonds may be downgraded yet again.
     Overweight positions in Australia and New Zealand added to returns as both regions experienced declining bond yields (and rising prices). Australia's bonds rallied in the face of falling growth forecasts and decreasing consumer demand, while New Zealand was boosted by expectations that further central bank tightening would restrain inflation.
     Certain strategies, however, detracted from returns over the past year. A below-benchmark duration hurt the Fund's results as longer-term bond yields in many countries fell amid positive responses to central bank rate increases. In particular, core European bonds (a sector that was underweight in the portfolio) rallied following the European Central Bank's rate hikes in early 2000.
     Going forward, we believe global growth will continue to improve. With this in mind, we expect to increase emphasis on longer maturities in core Europe as expected interest rate hikes should keep inflation prospects low. In particular, we anticipate focusing on Finland, Italy, Spain and Portugal to capitalize on improving fiscal fundamentals and favorable yields relative to Germany. Japan will continue to play a relatively underweight role within the portfolio due to high debt levels and other financial difficulties. And, where permitted, we expect to maintain a small emerging market position, favoring higher-quality credits such as Mexico, Hungary, Poland and South Korea.

March 31, 2000              PIMCO Global Bond Fund II

OBJECTIVE:

Maximum total return, consistent with preservation of capital (U.S. and non-U.S.).


PORTFOLIO:

Primarily investment grade U.S. and foreign bonds.


DURATION RANGE:

3-7 years


FUND INCEPTION DATE:

10/02/95


TOTAL NET ASSETS:

$97.0 million


PORTFOLIO MANAGER:

Lee Thomas

--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total      Return For periods ended 3/31/00

                A Shares             B Shares               C Shares      Lipper Global  J.P. Morgan
                                                                          Income Fund    Global Index
                          Adjusted              Adjusted    Adjusted      Average        (Hedged)
-----------------------------------------------------------------------------------------------------
1 Year          0.71%     -3.83%     -0.05%     -4.81%      -1.00%        -0.47%         2.93%
3 Years         5.77%      4.16%      4.98%      4.18%       4.97%         2.99%         8.33%
Inception       8.13%      7.03%      7.30%      6.97%       7.29%           --            --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                       PIMCO Global        PIMCO Global        PIMCO Global            JP Morgan
                       Bond II A           Bond II B           Bond II C               Global Index
                                                                                       (Hedged)
    10/31/1995            9,550              10,000               10,000               10,000
    11/30/1995            9,869              10,334               10,334               10,191
    12/31/1995           10,030              10,502               10,502               10,302
    01/31/1996           10,220              10,702               10,702               10,406
    02/29/1996           10,026              10,499               10,499               10,257
    03/31/1996           10,045              10,512               10,512               10,279
    04/30/1996           10,170              10,625               10,625               10,334
    05/31/1996           10,162              10,606               10,596               10,373
    06/30/1996           10,256              10,677               10,677               10,471
    07/31/1996           10,299              10,718               10,718               10,530
    08/31/1996           10,552              10,964               10,964               10,614
    09/30/1996           10,799              11,214               11,214               10,814
    10/31/1996           11,031              11,458               11,448               11,009
    11/30/1996           11,303              11,724               11,724               11,215
    12/31/1996           11,274              11,697               11,686               11,188
    01/31/1997           11,370              11,778               11,778               11,283
    02/28/1997           11,448              11,852               11,852               11,334
    03/31/1997           11,290              11,681               11,681               11,255
    04/30/1997           11,424              11,812               11,812               11,392
    05/31/1997           11,514              11,896               11,896               11,468
    06/30/1997           11,710              12,092               12,092               11,638
    07/31/1997           11,954              12,335               12,335               11,886
    08/31/1997           11,910              12,282               12,282               11,844
    09/30/1997           12,131              12,502               12,503               12,043
    10/31/1997           11,989              12,347               12,348               12,176
    11/30/1997           12,074              12,427               12,428               12,254
    12/31/1997           12,208              12,558               12,559               12,405
    01/31/1998           12,318              12,665               12,664               12,581
    02/28/1998           12,389              12,729               12,729               12,632
    03/31/1998           12,556              12,893               12,893               12,714
    04/30/1998           12,610              12,941               12,941               12,777
    05/31/1998           12,677              13,002               13,002               12,936
    06/30/1998           12,734              13,053               13,049               13,030
    07/31/1998           12,888              13,201               13,197               13,113
    08/31/1998           12,750              13,052               13,048               13,412
    09/30/1998           13,034              13,337               13,333               13,754
    10/31/1998           12,818              13,106               13,102               13,724
    11/30/1998           12,986              13,269               13,264               13,821
    12/31/1998           13,097              13,373               13,369               13,821
    01/31/1999           13,388              13,662               13,658               13,961
    02/28/1999           13,182              13,445               13,441               13,774
    03/31/1999           13,264              13,520               13,516               13,900
    04/30/1999           13,390              13,641               13,636               14,031
    05/31/1999           13,184              13,422               13,418               13,947
    06/30/1999           13,021              13,249               13,245               13,789
    07/31/1999           13,008              13,227               13,223               13,760
    08/31/1999           12,948              13,158               13,154               13,775
    09/30/1999           13,012              13,215               13,210               13,846
    10/31/1999           13,046              13,241               13,237               13,873
    11/30/1999           13,025              13,212               13,208               13,921
    12/31/1999           13,080              13,259               13,255               13,922
    01/31/2000           13,021              13,192               13,188               13,933
    02/29/2000           13,173              13,338               13,334               14,074
    03/31/2000           13,354              13,313               13,509               14,307

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                             13%
1-5 years                                                                  23%
5-10 years                                                                 18%
10-20 years                                                                40%
20-30 years                                                                 5%
Over 30 years                                                               1%
Duration:                                                            4.8 years

Top 10 Countries
United States                                                            62.9%
United Kingdom                                                            6.1%
Supranational                                                             5.2%
Italy                                                                     2.1%
Australia                                                                 2.0%
Canada                                                                    2.0%
Greece                                                                    2.0%
Spain                                                                     1.7%
Germany                                                                   1.3%
Mexico                                                                    1.1%

Quality Breakdown
AAA                                                                      60.5%
AA                                                                       12.3%
A                                                                        14.3%
BBB                                                                       8.4%
BB                                                                        2.9%
B                                                                         1.6%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 0.71%, slightly underperforming the J.P. Morgan Global Index (Hedged), which returned 2.93%. However, the Fund did outperform its Lipper Average, which fell 0.47%. The Fund also outperformed the Lipper Average over the 3-year and since inception periods ended March 31, 2000.
     In the United States during the past year, the Federal Reserve lifted interest rates five times to prevent the economy from overheating. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program.
     Speaking internationally, with the exception of Japan, growth accelerated during the past year. In Europe, growth forecasts were revised upward, with even the laggards, Germany and Italy, showing signs of improving. In Asia, recent GDP releases were well above expectations. And emerging markets, driven by fundamental improvements, also aided expansion. However, in Japan, the recovery seems to have stalled as the effects of a 1999 fiscal stimulus diminished and consumer demand remained weak.
     During the past twelve months, the portfolio's performance was boosted by certain strategic decisions that involved markets outside of the United States. In particular, the Fund maintained an underweight position in Japanese bonds. These securities reacted poorly to deteriorating credit fundamentals and concerns about increased new issuance. Prices declined dramatically and it seems likely that the country's bonds may be downgraded yet again.
     Overweight positions in Australia and New Zealand also added to returns as both regions experienced declining bond yields (and rising prices). Australia's bonds rallied in the face of falling growth forecasts and decreasing consumer demand, while New Zealand was boosted by expectations that further central bank tightening would restrain inflation.
     Specific domestic strategies, however, detracted from returns over the past year. A below-benchmark duration and an underweight position in Treasury bonds hurt the Fund's results as longer-term bond yields fell as a response to the Treasury's debt buy-back.
     In the United States, we believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. Internationally, we believe growth will continue to improve. With this in mind, we expect to increase emphasis on longer maturities in core Europe as expected interest rate hikes should keep inflation prospects low. And, where permitted, we anticipate maintaining a small emerging market position, favoring higher-quality credits such as Mexico and South Korea.

March 31, 2000              PIMCO High Yield Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily high yield bonds.


DURATION RANGE:

2-6 years


FUND INCEPTION DATE:

12/16/92


TOTAL NET ASSETS:

$3.2 billion


PORTFOLIO MANAGER:

Ben Trusky



--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                    A Shares                    B Shares                 C Shares    Lipper High     Lehman Int.
                                                                                     Current Yield   BB Corp.
                                   Adjusted                 Adjusted     Adjusted    Fund Avg.       Index
---------------------------------------------------------------------------------------------------------------------
1 year              -1.15%         -5.59%       -1.89%     -6.44%        -2.80%      0.06%           -0.30%
3 years              5.79%          4.18%        5.00%      4.15%         5.00%      4.32%            5.47%
5 years              8.79%          7.79%        7.99%      7.70%         8.00%      7.70%            7.86%
Inception            9.50%          8.81%        8.73%      8.73%         8.71%       --               --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                         PIMCO High         PIMCO High       PIMCO High            Lehman Int.
                         Yield A            Yield B          Yield C               BB Corp. Index
    12/31/1992              9,550             10,000           10,000                  10,000
    01/31/1993              9,764             10,218           10,218                  10,211
    02/28/1993              9,941             10,398           10,398                  10,361
    03/31/1993             10,138             10,597           10,597                  10,478
    04/30/1993             10,243             10,700           10,700                  10,566
    05/31/1993             10,315             10,769           10,769                  10,644
    06/30/1993             10,592             11,052           11,052                  10,870
    07/31/1993             10,664             11,120           11,120                  10,980
    08/31/1993             10,780             11,235           11,235                  11,107
    09/30/1993             10,831             11,281           11,281                  11,188
    10/31/1993             11,118             11,573           11,573                  11,338
    11/30/1993             11,200             11,652           11,652                  11,368
    12/31/1993             11,293             11,742           11,742                  11,465
    01/31/1994             11,530             11,981           11,981                  11,657
    02/28/1994             11,525             11,969           11,969                  11,644
    03/31/1994             11,177             11,601           11,601                  11,288
    04/30/1994             11,076             11,489           11,489                  11,221
    05/31/1994             11,154             11,562           11,562                  11,231
    06/30/1994             11,166             11,567           11,567                  11,265
    07/31/1994             11,267             11,666           11,666                  11,402
    08/31/1994             11,359             11,753           11,753                  11,523
    09/30/1994             11,434             11,824           11,824                  11,544
    10/31/1994             11,436             11,819           11,819                  11,571
    11/30/1994             11,387             11,761           11,761                  11,492
    12/31/1994             11,520             11,892           11,892                  11,563
    01/31/1995             11,629             11,997           11,997                  11,749
    02/28/1995             11,945             12,315           12,315                  12,106
    03/31/1995             12,115             12,484           12,484                  12,220
    04/30/1995             12,376             12,746           12,746                  12,465
    05/31/1995             12,731             13,104           13,104                  12,831
    06/30/1995             12,832             13,200           13,200                  12,944
    07/31/1995             13,000             13,365           13,365                  13,062
    08/31/1995             13,096             13,456           13,456                  13,138
    09/30/1995             13,275             13,634           13,634                  13,280
    10/31/1995             13,465             13,822           13,822                  13,384
    11/30/1995             13,625             13,978           13,978                  13,553
    12/31/1995             13,852             14,202           14,202                  13,767
    01/31/1996             14,072             14,419           14,419                  13,990
    02/29/1996             14,083             14,422           14,422                  13,940
    03/31/1996             13,968             14,295           14,295                  13,867
    04/30/1996             14,025             14,345           14,345                  13,862
    05/31/1996             14,068             14,381           14,381                  13,881
    06/30/1996             14,122             14,427           14,427                  14,031
    07/31/1996             14,243             14,542           14,542                  14,107
    08/31/1996             14,471             14,766           14,766                  14,221
    09/30/1996             14,804             15,097           15,097                  14,527
    10/31/1996             14,948             15,236           15,236                  14,729
    11/30/1996             15,267             15,554           15,554                  15,026
    12/31/1996             15,416             15,696           15,696                  15,059
    01/31/1997             15,570             15,837           15,842                  15,203
    02/28/1997             15,805             16,067           16,071                  15,386
    03/31/1997             15,593             15,842           15,846                  15,203
    04/30/1997             15,755             15,997           16,002                  15,392
    05/31/1997             16,110             16,346           16,351                  15,655
    06/30/1997             16,343             16,573           16,578                  15,857
    07/31/1997             16,760             16,984           16,989                  16,330
    08/31/1997             16,750             16,962           16,967                  16,174
    09/30/1997             17,026             17,232           17,237                  16,428
    10/31/1997             17,038             17,232           17,237                  16,484
    11/30/1997             17,197             17,381           17,387                  16,600
    12/31/1997             17,386             17,562           17,567                  16,752
    01/31/1998             17,680             17,847           17,852                  16,953
    02/28/1998             17,770             17,927           17,932                  17,031
    03/31/1998             17,903             18,051           18,056                  17,140
    04/30/1998             17,943             18,080           18,085                  17,228
    05/31/1998             18,029             18,156           18,161                  17,340
    06/30/1998             18,157             18,272           18,279                  17,446
    07/31/1998             18,344             18,447           18,454                  17,536
    08/31/1998             17,603             17,691           17,698                  17,052
    09/30/1998             17,821             17,898           17,905                  17,414
    10/31/1998             17,639             17,705           17,712                  17,191
    11/30/1998             18,378             18,436           18,443                  17,603
    12/31/1998             18,452             18,497           18,504                  17,714
    01/31/1999             18,690             18,724           18,731                  17,897
    02/28/1999             18,531             18,554           18,561                  17,764
    03/31/1999             18,679             18,689           18,697                  17,892
    04/30/1999             18,985             18,984           18,992                  18,075
    05/31/1999             18,617             18,605           18,612                  17,856
    06/30/1999             18,608             18,584           18,592                  17,815
    07/31/1999             18,652             18,618           18,625                  17,883
    08/31/1999             18,574             18,528           18,536                  17,770
    09/30/1999             18,580             18,523           18,530                  17,843
    10/31/1999             18,552             18,484           18,491                  17,782
    11/30/1999             18,802             18,722           18,730                  17,933
    12/31/1999             18,894             18,803           18,810                  18,104
    01/31/2000             18,804             18,713           18,709                  17,975
    02/29/2000             18,843             18,752           18,739                  18,009
    03/31/2000             18,463             18,373           18,347                  17,838

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                             10%
1-5 years                                                                  22%
5-10 years                                                                 62%
10-20 years                                                                 4%
20-30 years                                                                 2%
Duration:                                                            4.4 years

Sector Breakdown
Corporate Bonds & Notes                                                  86.2%
Asset-Backed Securities                                                   5.5%
Other                                                                     8.3%

Quality Breakdown
AAA                                                                       0.1%
A                                                                         0.5%
BBB                                                                      12.8%
BB                                                                       43.5%
B                                                                        42.8%
CCC                                                                       0.2%
CC                                                                        0.1%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ended March 31, 2000, the Fund's Class A shares fell 1.15%, underperforming the Lehman Intermediate BB Corporate Index, which fell 0.30%. The Fund also underperformed its Lipper Average, which returned 0.06%. Over the longer term, the Fund continues to outperform both the Lipper Average and the benchmark for the 3-, 5-year and since inception periods ended March 31, 2000.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market rose substantially. The high yield market was negatively impacted as credit quality continued to deteriorate and investors began to pull money from the sector.
     While sector selection was important to performance, credit quality was vital given rising default rates, profit concerns, and equity market volatility. The Fund's strategy of avoiding retail and supermarket issues added to relative performance as excess capacity and intense competition adversely affected these sectors. In addition, limited exposure to high quality issues in emerging market countries, especially Mexico, added to returns as these countries benefited from the rising commodity prices and improved prospects for economic growth.
     However, the Fund's exposure to B-rated issues detracted from performance as these credits significantly underperformed BB-rated issues, especially in the first quarter of 2000. Significant credit deterioration of Safety Kleen, one the Fund's larger holdings, also negatively impacted performance as the company is currently under investigation for accounting fraud.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. The high yield sector is likely to continue to wrestle with a difficult combination of a high default rate and over-leverage.
     In this environment, we expect to keep the average portfolio quality higher than the benchmark. Defensive holdings, such as utilities, publishing and certain telecommunications sectors, will continue to play a significant role in the portfolio. We anticipate increasing our holdings in the rapidly expanding European high yield market, given our expectations that the region's economic recovery will continue to gain momentum.

March 31, 2000        PIMCO Long-Term U.S. Government Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily longer-term U.S. Government securities.

DURATION RANGE:

less than or equal to 8 years


FUND INCEPTION DATE:

7/01/91


TOTAL NET ASSETS:

$355.2 million


PORTFOLIO MANAGER:

Jim Keller

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------


Average Annual Total Return For periods ended 3/31/00

                   A Shares               B Shares              C Shares   Lipper Gen    Lehman        Lehman        Lehman
                                                                           U.S. Govt.    Long-Term     Int. & 20+    Agg.Bond
                             Adjusted                Adjusted   Adjusted   Fund Avg.     Treas. Index  Treas. Index  Index
-----------------------------------------------------------------------------------------------------------------------------
1 year             0.86%     -3.68%       0.11%     -4.65%     -0.84%      0.75%          3.04%        3.20%         1.87%
3 years            9.05%      7.38%       8.21%      7.35%      8.22%      5.77%         10.00%        9.73%         6.70%
5 years            9.08%      8.08%       8.25%      7.96%      8.27%      6.11%          9.42%        9.13%         7.14%
Inception         10.40%      9.82%       9.75%      9.75%      9.61%        --             --           --            --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                                                                         Lehman Int. &      Lehman Bros.
                      PIMCO           PIMCO           PIMCO          Lehman Long-Term    20+ Treasury       Agg. Bond
                      Long-Term A     Long-Term B     Long-Term C    Treas. Index        Index              Index
    06/30/1991            9,550         10,000          10,000            10,000             10,000            10,000
    07/31/1991            9,678         10,128          10,128            10,149             10,157            10,139
    08/31/1991           10,051         10,511          10,511            10,499             10,508            10,358
    09/30/1991           10,385         10,855          10,855            10,830             10,831            10,568
    10/31/1991           10,435         10,900          10,900            10,854             10,848            10,686
    11/30/1991           10,572         11,037          11,037            10,914             10,900            10,784
    12/31/1991           11,265         11,755          11,755            11,565             11,550            11,104
    01/31/1992           10,944         11,413          11,413            11,202             11,191            10,953
    02/29/1992           10,997         11,462          11,462            11,268             11,250            11,024
    03/31/1992           10,958         11,416          11,416            11,144             11,126            10,962
    04/30/1992           10,901         11,350          11,350            11,133             11,102            11,041
    05/31/1992           11,287         11,745          11,745            11,442             11,414            11,249
    06/30/1992           11,447         11,906          11,906            11,608             11,564            11,404
    07/31/1992           11,986         12,458          12,458            12,091             12,046            11,637
    08/31/1992           12,223         12,697          12,697            12,175             12,123            11,755
    09/30/1992           12,436         12,911          12,911            12,367             12,300            11,894
    10/31/1992           12,123         12,579          12,579            12,107             12,046            11,736
    11/30/1992           12,247         12,701          12,701            12,153             12,112            11,739
    12/31/1992           12,567         13,025          13,025            12,486             12,443            11,926
    01/31/1993           12,898         13,361          13,361            12,842             12,777            12,154
    02/28/1993           13,413         13,886          13,886            13,271             13,187            12,367
    03/31/1993           13,482         13,948          13,948            13,304             13,217            12,419
    04/30/1993           13,583         14,046          14,046            13,407             13,315            12,505
    05/31/1993           13,632         14,088          14,088            13,451             13,371            12,521
    06/30/1993           14,304         14,776          14,776            14,020             13,901            12,748
    07/31/1993           14,508         14,978          14,978            14,246             14,133            12,820
    08/31/1993           15,058         15,538          15,538            14,818             14,663            13,045
    09/30/1993           15,103         15,577          15,577            14,870             14,703            13,081
    10/31/1993           15,177         15,644          15,644            14,977             14,809            13,130
    11/30/1993           14,761         15,208          15,208            14,594             14,468            13,018
    12/31/1993           14,856         15,296          15,296            14,640             14,505            13,088
    01/31/1994           15,191         15,632          15,632            14,992             14,828            13,265
    02/28/1994           14,593         15,009          15,009            14,377             14,253            13,035
    03/31/1994           13,995         14,383          14,383            13,746             13,651            12,713
    04/30/1994           13,751         14,124          14,124            13,584             13,488            12,612
    05/31/1994           13,703         14,066          14,066            13,494             13,388            12,610
    06/30/1994           13,619         13,972          13,972            13,366             13,259            12,582
    07/31/1994           13,953         14,304          14,304            13,819             13,722            12,832
    08/31/1994           13,980         14,321          14,321            13,717             13,605            12,848
    09/30/1994           13,539         13,860          13,860            13,285             13,161            12,659
    10/31/1994           13,446         13,755          13,755            13,238             13,119            12,648
    11/30/1994           13,400         13,700          13,700            13,316             13,203            12,620
    12/31/1994           13,702         13,999          13,999            13,521             13,411            12,707
    01/31/1995           14,055         14,350          14,350            13,869             13,767            12,958
    02/28/1995           14,537         14,833          14,833            14,263             14,141            13,266
    03/31/1995           14,701         14,992          14,992            14,385             14,269            13,348
    04/30/1995           14,948         15,235          15,235            14,641             14,517            13,534
    05/31/1995           16,089         16,387          16,387            15,764             15,584            14,058
    06/30/1995           16,268         16,561          16,561            15,947             15,759            14,161
    07/31/1995           15,981         16,259          16,259            15,692             15,518            14,129
    08/31/1995           16,338         16,612          16,612            16,041             15,849            14,300
    09/30/1995           16,686         16,956          16,956            16,336             16,128            14,439
    10/31/1995           17,091         17,359          17,359            16,793             16,558            14,627
    11/30/1995           17,506         17,771          17,771            17,213             16,942            14,846
    12/31/1995           17,960         18,220          18,220            17,671             17,364            15,054
    01/31/1996           17,983         18,233          18,233            17,671             17,376            15,154
    02/29/1996           17,140         17,369          17,369            16,817             16,586            14,891
    03/31/1996           16,819         17,034          17,034            16,483             16,271            14,787
    04/30/1996           16,441         16,640          16,640            16,207             16,014            14,704
    05/31/1996           16,457         16,645          16,645            16,123             15,939            14,674
    06/30/1996           16,783         16,963          16,963            16,467             16,268            14,871
    07/31/1996           16,723         16,892          16,892            16,473             16,274            14,912
    08/31/1996           16,601         16,758          16,758            16,267             16,072            14,887
    09/30/1996           17,057         17,208          17,208            16,716             16,505            15,146
    10/31/1996           17,784         17,929          17,929            17,373             17,133            15,482
    11/30/1996           18,447         18,587          18,587            17,953             17,667            15,747
    12/31/1996           18,017         18,142          18,142            17,517             17,263            15,601
    01/31/1997           17,924         18,026          18,043            17,393             17,139            15,648
    02/28/1997           17,959         18,050          18,068            17,400             17,146            15,687
    03/31/1997           17,507         17,586          17,602            16,954             16,721            15,514
    04/30/1997           17,897         17,966          17,980            17,363             17,115            15,746
    05/31/1997           18,103         18,161          18,176            17,557             17,304            15,895
    06/30/1997           18,454         18,503          18,518            17,896             17,633            16,083
    07/31/1997           19,473         19,513          19,527            18,947             18,618            16,517
    08/31/1997           18,976         19,002          19,017            18,420             18,136            16,376
    09/30/1997           19,466         19,481          19,497            18,927             18,608            16,618
    10/31/1997           20,122         20,124          20,140            19,564             19,198            16,859
    11/30/1997           20,307         20,295          20,313            19,825             19,443            16,936
    12/31/1997           20,648         20,621          20,640            20,158             19,747            17,107
    01/31/1998           21,026         20,984          21,003            20,567             20,129            17,326
    02/28/1998           20,877         20,823          20,842            20,419             19,999            17,313
    03/31/1998           20,971         20,904          20,923            20,462             20,043            17,373
    04/30/1998           21,084         21,004          21,023            20,537             20,117            17,464
    05/31/1998           21,487         21,393          21,412            20,930             20,475            17,629
    06/30/1998           21,983         21,874          21,892            21,415             20,919            17,779
    07/31/1998           21,961         21,852          21,855            21,325             20,845            17,817
    08/31/1998           22,881         22,768          22,757            22,287             21,704            18,107
    09/30/1998           23,801         23,683          23,643            23,103             22,427            18,531
    10/31/1998           23,149         23,034          22,981            22,754             22,155            18,433
    11/30/1998           23,230         23,115          23,043            22,929             22,281            18,537
    12/31/1998           23,337         23,221          23,133            22,881             22,265            18,593
    01/31/1999           23,507         23,391          23,290            23,087             22,448            18,726
    02/28/1999           22,435         22,324          22,214            21,951             21,442            18,399
    03/31/1999           22,521         22,409          22,285            21,900             21,406            18,501
    04/30/1999           22,548         22,436          22,296            21,931             21,433            18,559
    05/31/1999           22,135         22,025          21,875            21,587             21,136            18,397
    06/30/1999           21,922         21,814          21,652            21,358             20,940            18,338
    07/31/1999           21,789         21,681          21,504            21,255             20,847            18,260
    08/31/1999           21,612         21,505          21,317            21,173             20,779            18,251
    09/30/1999           21,828         21,720          21,518            21,329             20,931            18,463
    10/31/1999           21,868         21,759          21,544            21,342             20,938            18,531
    11/30/1999           21,721         21,614          21,386            21,197             20,812            18,529
    12/31/1999           21,389         21,283          21,044            20,881             20,496            18,440
    01/31/2000           21,479         21,372          21,122            21,180             20,785            18,380
    02/29/2000           22,121         22,011          21,741            21,819             21,405            18,602
    03/31/2000           22,712         22,599          22,306            22,566             22,092            18,847

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1-5 years                                                                  23%
5-10 years                                                                  0%
10-20 years                                                                 3%
20-30 years                                                                74%
Duration:                                                           10.2 years

Sector Breakdown
Mortgage-Backed Securities                                               47.7%
U.S. Treasury Obligations                                                43.8%
Other                                                                     8.5%

Quality Breakdown
AAA                                                                      96.1%
AA                                                                        2.8%
A                                                                         1.1%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHT
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 0.86%, underperforming the Lehman Long-Term Treasury Index, which returned 3.04%. The Fund did slightly outperform its Lipper Average, the Lipper U.S. Government Fund Average, which returned 0.75%. And over the longer-term, the Fund continues to outperform the Lipper Average over the 3-, 5-year and since inception periods ended March 31, 2000.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially across all maturities. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program.
     Yield gathering strategies and a focus on higher quality were key to performance over the past year. Our overweight position higher quality mortgage-backed securities protected the portfolio as their attractive yield offset some of their price decline. The Fund's average portfolio duration (sensitivity to changes in interest rates) was kept below the benchmark duration, which helped relative performance as interest rates rose. More recently, our migration to longer maturity Treasuries added modestly to performance as long-term Treasury yields fell in the first quarter. However, the Fund's concentration in the intermediate maturity range detracted from returns as the yield curve inverted and the Fed continued to tighten.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     In this environment, the manager anticipates keeping duration below the benchmark, but expects to emphasize longer-term Treasuries to take advantage of the curve shape. We expect to continue to favor mortgages, but trade up for GNMAs where possible because the full faith and credit backing of these securities is valuable given the foreseen scarcity of Treasuries.

March 31, 2000              PIMCO Low Duration Fund

OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.


PORTFOLIO:

Primarily shorter-term, investment grade bonds.


DURATION RANGE:

1-3 years


TOTAL NET ASSETS:

$4.0 billion


FUND INCEPTION DATE:

5/11/87



PORTFOLIO MANAGER:

Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                      A Shares                B Shares                  C Shares        Lipper Shrt. Inv.   Merrill Lynch
                                                                                        Grade Debt Fund     1-3 yr. Treas.
                                  Adjusted               Adjusted       Adjusted        Average             Index
--------------------------------------------------------------------------------------------------------------------------
1 year               3.07%       -0.02%       2.30%     -2.56%          1.58%           3.27%               3.73%
5 years              6.48%        5.84%       5.68%      5.36%          5.97%           5.64%               6.07%
10 years             6.97%        6.64%       6.41%      6.41%          6.44%           6.44%               6.63%
Inception            7.26%        7.01%       6.83%      6.83%          6.74%             --                  --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                           PIMCO Low       PIMCO Low      PIMCO Low      Merrill Lynch
                           Duration A      Duration B     Duration C     1-3 Yr. Treas. Index
       05/31/1987             9,700          10,000         10,000           10,000
       06/30/1987             9,786          10,083         10,085           10,109
       07/31/1987             9,819          10,109         10,114           10,158
       08/31/1987             9,813          10,097         10,104           10,167
       09/30/1987             9,785          10,063         10,072           10,127
       10/31/1987             9,940          10,215         10,227           10,351
       11/30/1987            10,048          10,320         10,334           10,414
       12/31/1987            10,103          10,370         10,387           10,480
       01/31/1988            10,266          10,531         10,550           10,648
       02/29/1988            10,337          10,598         10,619           10,735
       03/31/1988            10,398          10,653         10,677           10,756
       04/30/1988            10,437          10,687         10,713           10,772
       05/31/1988            10,457          10,700         10,728           10,756
       06/30/1988            10,551          10,788         10,821           10,868
       07/31/1988            10,603          10,835         10,869           10,876
       08/31/1988            10,641          10,867         10,904           10,899
       09/30/1988            10,735          10,956         10,996           11,026
       10/31/1988            10,830          11,046         11,088           11,136
       11/30/1988            10,840          11,050         11,094           11,106
       12/31/1988            10,884          11,087         11,134           11,132
       01/31/1989            10,970          11,168         11,217           11,219
       02/28/1989            10,983          11,175         11,226           11,219
       03/31/1989            11,021          11,206         11,260           11,270
       04/30/1989            11,147          11,327         11,384           11,443
       05/31/1989            11,372          11,548         11,608           11,614
       06/30/1989            11,615          11,788         11,852           11,831
       07/31/1989            11,781          11,948         12,015           12,006
       08/31/1989            11,723          11,882         11,950           11,932
       09/30/1989            11,778          11,929         12,000           12,003
       10/31/1989            11,928          12,075         12,149           12,184
       11/30/1989            12,032          12,172         12,250           12,299
       12/31/1989            12,089          12,222         12,303           12,348
       01/31/1990            12,077          12,202         12,284           12,358
       02/28/1990            12,155          12,274         12,359           12,416
       03/31/1990            12,216          12,328         12,416           12,457
       04/30/1990            12,204          12,308         12,399           12,482
       05/31/1990            12,405          12,502         12,597           12,673
       06/30/1990            12,534          12,625         12,723           12,806
       07/31/1990            12,667          12,750         12,853           12,966
       08/31/1990            12,687          12,761         12,867           13,005
       09/30/1990            12,752          12,819         12,927           13,111
       10/31/1990            12,840          12,898         13,010           13,255
       11/30/1990            12,988          13,039         13,155           13,386
       12/31/1990            13,123          13,167         13,286           13,548
       01/31/1991            13,238          13,275         13,398           13,672
       02/28/1991            13,339          13,367         13,494           13,754
       03/31/1991            13,447          13,468         13,598           13,846
       04/30/1991            13,605          13,619         13,753           13,977
       05/31/1991            13,706          13,711         13,849           14,062
       06/30/1991            13,788          13,785         13,927           14,119
       07/31/1991            13,936          13,924         14,070           14,242
       08/31/1991            14,130          14,110         14,260           14,437
       09/30/1991            14,309          14,280         14,436           14,593
       10/31/1991            14,428          14,390         14,550           14,750
       11/30/1991            14,578          14,531         14,695           14,903
       12/31/1991            14,817          14,761         14,930           15,131
       01/31/1992            14,824          14,759         14,932           15,107
       02/29/1992            14,893          14,818         14,995           15,160
       03/31/1992            14,895          14,813         14,992           15,154
       04/30/1992            14,995          14,903         15,086           15,293
       05/31/1992            15,142          15,040         15,228           15,432
       06/30/1992            15,279          15,166         15,359           15,590
       07/31/1992            15,476          15,353         15,551           15,765
       08/31/1992            15,573          15,440         15,643           15,903
       09/30/1992            15,723          15,579         15,786           16,055
       10/31/1992            15,723          15,568         15,780           15,959
       11/30/1992            15,726          15,562         15,777           15,933
       12/31/1992            15,885          15,710         15,930           16,084
       01/31/1993            16,029          15,842         16,067           16,251
       02/28/1993            16,213          16,015         16,245           16,390
       03/31/1993            16,299          16,090         16,325           16,439
       04/30/1993            16,371          16,151         16,390           16,541
       05/31/1993            16,384          16,154         16,397           16,495
       06/30/1993            16,541          16,300         16,548           16,616
       07/31/1993            16,593          16,339         16,591           16,655
       08/31/1993            16,749          16,483         16,740           16,800
       09/30/1993            16,807          16,530         16,792           16,855
       10/31/1993            16,917          16,628         16,894           16,888
       11/30/1993            16,927          16,628         16,898           16,892
       12/31/1993            17,040          16,728         17,002           16,954
       01/31/1994            17,127          16,801         17,081           17,063
       02/28/1994            17,047          16,714         16,995           16,954
       03/31/1994            16,966          16,624         16,907           16,870
       04/30/1994            16,904          16,552         16,838           16,810
       05/31/1994            16,878          16,517         16,806           16,834
       06/30/1994            16,907          16,546         16,827           16,884
       07/31/1994            17,057          16,693         16,970           17,029
       08/31/1994            17,124          16,758         17,028           17,089
       09/30/1994            17,091          16,726         16,989           17,050
       10/31/1994            17,083          16,718         16,974           17,088
       11/30/1994            17,080          16,714         16,964           17,012
       12/31/1994            17,064          16,699         16,942           17,050
       01/31/1995            17,216          16,848         17,086           17,288
       02/28/1995            17,426          17,053         17,287           17,525
       03/31/1995            17,491          17,117         17,344           17,623
       04/30/1995            17,704          17,325         17,547           17,780
       05/31/1995            18,019          17,634         17,852           18,091
       06/30/1995            18,106          17,718         17,931           18,188
       07/31/1995            18,106          17,718         17,924           18,263
       08/31/1995            18,296          17,904         18,105           18,372
       09/30/1995            18,453          18,058         18,253           18,461
       10/31/1995            18,584          18,187         18,376           18,617
       11/30/1995            18,794          18,392         18,576           18,782
       12/31/1995            19,010          18,604         18,782           18,926
       01/31/1996            19,143          18,734         18,906           19,087
       02/29/1996            19,013          18,607         18,770           19,006
       03/31/1996            18,998          18,592         18,747           18,989
       04/30/1996            18,998          18,592         18,740           19,005
       05/31/1996            19,009          18,603         18,744           19,044
       06/30/1996            19,196          18,785         18,920           19,181
       07/31/1996            19,253          18,841         18,969           19,256
       08/31/1996            19,342          18,928         19,047           19,323
       09/30/1996            19,609          19,189         19,302           19,498
       10/31/1996            19,883          19,458         19,565           19,717
       11/30/1996            20,144          19,713         19,813           19,868
       12/31/1996            20,081          19,652         19,744           19,868
       01/31/1997            20,242          19,809         19,896           19,962
       02/28/1997            20,317          19,882         19,961           20,007
       03/31/1997            20,227          19,795         19,866           20,000
       04/30/1997            20,466          20,028         20,092           20,163
       05/31/1997            20,630          20,189         20,245           20,301
       06/30/1997            20,784          20,340         20,388           20,440
       07/31/1997            21,113          20,661         20,700           20,665
       08/31/1997            21,094          20,643         20,671           20,684
       09/30/1997            21,271          20,816         20,837           20,841
       10/31/1997            21,420          20,962         20,976           20,996
       11/30/1997            21,476          21,016         21,029           21,047
       12/31/1997            21,632          21,170         21,176           21,191
       01/31/1998            21,790          21,324         21,320           21,396
       02/28/1998            21,858          21,390         21,378           21,415
       03/31/1998            21,943          21,474         21,452           21,502
       04/30/1998            22,055          21,583         21,553           21,603
       05/31/1998            22,187          21,713         21,674           21,718
       06/30/1998            22,234          21,759         21,709           21,831
       07/31/1998            22,332          21,854         21,793           21,933
       08/31/1998            22,412          21,933         21,863           22,209
       09/30/1998            22,860          22,372         22,291           22,503
       10/31/1998            22,817          22,329         22,240           22,613
       11/30/1998            22,942          22,452         22,354           22,594
       12/31/1998            23,075          22,582         22,472           22,673
       01/31/1999            23,170          22,675         22,555           22,763
       02/28/1999            23,040          22,548         22,420           22,652
       03/31/1999            23,229          22,733         22,595           22,810
       04/30/1999            23,343          22,844         22,694           22,883
       05/31/1999            23,261          22,764         22,606           22,868
       06/30/1999            23,266          22,769         22,599           22,940
       07/31/1999            23,259          22,762         22,583           23,012
       08/31/1999            23,266          22,769         22,581           23,079
       09/30/1999            23,431          22,930         22,732           23,229
       10/31/1999            23,520          23,017         22,809           23,291
       11/30/1999            23,612          23,107         22,889           23,335
       12/31/1999            23,647          23,142         22,914           23,368
       01/31/2000            23,610          23,105         22,871           23,359
       02/29/2000            23,772          23,264         23,020           23,515
       03/31/2000            23,939          23,427         23,169           23,661

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                            32%
1-5 years                                                                 59%
5-10 years                                                                 8%
10-20 years                                                                0%
20-30 years                                                                0%
Over 30 years                                                              1%
Duration:                                                           1.9 years

Sector Breakdown
Corporate Bonds & Notes                                                 50.3%
Mortgage-Backed Securities                                              25.4%
U.S. Treasury Obligations                                                9.4%
Other                                                                   14.9%

Quality Breakdown
AAA                                                                     40.7%
AA                                                                       9.4%
A                                                                       22.2%
BBB                                                                     21.2%
BB                                                                       5.9%
B                                                                        0.6%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 3.07%, underperforming the Merrill Lynch 1-3 Year Treasury Index, which returned 3.73%. The Fund also slightly underperformed its Lipper Average, which returned 3.27%. However, over the longer-term, the Fund continues to outperform both its Lipper Average and its benchmark over the 5-, 10-year and since inception periods ended March 31, 2000.
     Over the past year the Federal Reserve lifted short-term interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields across the yield curve rose substantially.
     The Fund's position in investment grade corporate debt enhanced performance over the past year as economic growth continued unabated and corporate issuance slowed. In addition, our allocation to mortgage-backed securities lifted performance as their attractive yield offset their price decline. Selective emerging market investments also contributed to performance as fundamentals in a broad set of countries continued to improve.
     The portfolio's above-index average duration (sensitivity to changes in interest rates) over the past year detracted from returns as interest rates increased in response to Fed tightening. A small weight in below-investment-grade securities also hurt performance due to cash outflow from the sector amid concerns about deteriorating credit quality.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Strategically, we expect to keep the duration of the Fund slightly above the benchmark to take advantage of higher yields on longer-maturity securities. In addition, we anticipate maintaining a broad maturity structure, with exposure to both shorter- and longer-term instruments, in order to capture value across the yield curve and take advantage of the inverted curve. Mortgage- backed securities will continue to be favored over investment-grade corporate credits, because of their higher quality and attractive yields.

March 31, 2000              PIMCO Money Market Fund

OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.


FUND INCEPTION DATE:

3/01/91


TOTAL NET ASSETS:

$541.5 million


PORTFOLIO MANAGER:

Leslie Barbi


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                            A Shares   B Shares    C Shares      Lipper Money   Salomon
                                                                 Market Fund    3 Mo. T-Bill      Lipper Money
                                                                 Average        Index             Market Index
--------------------------------------------------------------------------------------------------------------
1 year                      4.92%      3.99%       4.95%         4.72%          4.99%               4.89%
3 years                     4.93%      4.07%       4.98%         4.82%          5.04%               5.00%
5 years                     5.08%      4.20%       5.12%         4.93%          5.19%               5.08%
Inception                   4.47%      3.57%       4.49%           --             --                  --


7-Day Yield
                            A Shares   B Shares   C Shares
--------------------------------------------------------------------------------
As of 3/31/00               5.58%      4.78%      5.54%


*Past performance is no guarantee of future results. An investment in the Money
 Market Fund is neither insured nor guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Yield quotations more closely reflect the current earnings of the Fund than the total return quotations. Yields are calculated in accordance with the current Securities and Exchange Commission regulations. We will no longer compare the Fund to the Lipper Money Market Index since the Lipper Money Market Index is not a Money Market Index. See page 31 for Footnotes, which include additional details.



--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------
Maturity Profile
1 year or less                                                            100%
Duration:                                                              44 days

Sector Breakdown
Short-Term Instruments                                                  100.0%

Quality Breakdown
AAA                                                                      60.0%
AA                                                                       38.7%
A                                                                         1.3%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO Money Market Fund seeks current income consistent with capital preservation and liquidity through investment in short-term, fixed-income securities.
     The Money Market Fund's Class A shares returned 4.92% for the year ended March 31, 2000, slightly underperforming its benchmark, the Salomon 3-Month T-Bill Index, which returned 4.99% for the period. The Fund also slightly underperformed its Lipper Average. The SEC 7-day and 30-day yields for the Fund's Class A shares were 5.58% and 5.33%, respectively, as of March 31, 2000.
     The Fund, which has an Aaa money market fund rating by Moodys Investors Service, emphasizes high quality commercial paper, shorter-term Agency and high quality corporate debt issues because of their strong liquidity, attractive yields and limited credit risk. Yields for high quality three-month commercial paper rose by approximately 130 basis points over the past year, reflecting the five short-term interest rate increases by the Federal Reserve. Relative to similar maturity Treasuries, commercial paper spreads widened to approximately 40 basis points by the year ended March 31, 2000, reflecting a general trend of widening credit risk premiums for corporate debt issues.
     Looking ahead, the Fund's manager expects to continue to emphasize liquid, high-quality commercial paper, which offers higher yields than Treasuries with minimal additional risk. In addition, the manager anticipates continuing to have an average maturity of 45 days, as the additional yield obtained from holding longer maturities does not warrant the extra risk.

March 31, 2000             PIMCO Municipal Bond Fund

OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital.


PORTFOLIO:

Investment grade municipal bonds.


DURATION RANGE:

3-10 years


FUND INCEPTION DATE:

12/31/97


TOTAL NET ASSETS:

$52.6 million


PORTFOLIO MANAGER:

Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

Average Annual Total Return  For periods ended 3/31/00

                         A Shares             B Shares                 C Shares       Lipper              Lehman Bros.
                                                                                      Gen. Municipal      Municipal Bond
                                     Adjusted             Adjusted      Adjusted      Debt. Fund Avg.     Index
------------------------------------------------------------------------------------------------------------------------
1 year                   -2.16%     -5.09%    -2.89%     -7.57%        -3.57%         -2.40%             -0.08%
Inception                 1.81%      0.44%     1.05%     -0.21%         1.30%            --                 --


Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                    PIMCO Municipal Bond A      PIMCO Municipal Bond B      PIMCO Municipal Bond C        Lehman Bros.
                                                                                                          Municipal Bond
                                                                                                          Index
   12/31/1997              9,700                      10,000                      10,000                    210,000
   01/31/1998              9,812                      10,108                      10,110                     10,103
   02/28/1998              9,763                      10,052                      10,056                     10,106
   03/31/1998              9,768                      10,051                      10,057                     10,115
   04/30/1998              9,700                       9,976                       9,984                     10,070
   05/31/1998              9,890                      10,164                      10,174                     10,229
   06/30/1998              9,921                      10,188                      10,201                     10,269
   07/31/1998              9,928                      10,189                      10,205                     10,294
   08/31/1998             10,109                      10,369                      10,388                     10,454
   09/30/1998             10,242                      10,499                      10,520                     10,585
   10/31/1998             10,218                      10,467                      10,491                     10,585
   11/30/1998             10,242                      10,485                      10,511                     10,622
   12/31/1998             10,251                      10,487                      10,516                     10,648
   01/31/1999             10,384                      10,617                      10,648                     10,775
   02/28/1999             10,316                      10,541                      10,572                     10,727
   03/31/1999             10,322                      10,541                      10,575                     10,742
   04/30/1999             10,338                      10,551                      10,587                     10,769
   05/31/1999             10,260                      10,465                      10,503                     10,707
   06/30/1999             10,070                      10,264                      10,303                     10,553
   07/31/1999             10,088                      10,275                      10,316                     10,591
   08/31/1999              9,979                      10,158                      10,201                     10,506
   09/30/1999              9,963                      10,136                      10,180                     10,510
   10/31/1999              9,833                       9,997                      10,043                     10,397
   11/30/1999              9,932                      10,092                      10,140                     10,507
   12/31/1999              9,837                       9,988                      10,039                     10,428
   01/31/2000              9,778                       9,922                       9,975                     10,383
   02/29/2000              9,878                      10,018                      10,074                     10,504
   03/31/2000             10,101                       9,953                      10,295                     10,734




*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 4/1/98) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in April 1998. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.
 See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                             13%
1-5 years                                                                  21%
5-10 years                                                                 38%
10-20 years                                                                27%
20-30 years                                                                 1%
Duration:                                                            6.5 years

Sector Breakdown
Municipal Bonds & Notes                                                  99.9%
Other                                                                     0.1%

Quality Breakdown
AAA                                                                      45.1%
AA                                                                       19.4%
A                                                                        13.4%
BBB                                                                      12.1%
BB                                                                       10.0%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ending March 31, 2000, the Fund's Class A shares fell 2.16%. This performance, although negative, compares favorably to the Lipper General Municipal Debt Fund Average, which dropped 2.40% over the same period. The Fund also outperformed its Lipper Average over the since inception period ended March 31, 2000.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market rose substantially. Municipal bonds were not immune and institutional investors, in particular, withdrew from the sector, exacerbating performance problems. However, in the first quarter of this year, long-term municipal yields fell in response to the drop in long-term Treasury yields as the government implemented its debt buyback program during the quarter.
     The Fund maintained a high average credit quality of AA during the past year, which benefited returns as yield premiums widened amid heightened investor focus on deteriorating credit conditions. And, in the first quarter, the Fund's exposure to longer-term maturities helped returns as yields fell in this segment of the curve in sympathy with Treasury bonds.
     However, the portfolio's above-benchmark duration during most of the year hindered performance due to the general rise in municipal yields. In addition, our holdings of longer-term AAA rated insured bonds also hurt performance as yield premiums on these bonds actually widened relative to AAA general obligation bonds.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted slightly below the benchmark as further Fed tightening should put upward pressure on interest rates. We expect to increase the weight of longer maturity credits due to their attractive yield and improve call protection. In general, we anticipate continuing to stress a higher quality portfolio in an effort to offer above-average returns with below-average risk.

March 31, 2000
PIMCO NY Intermediate Municipal Bond Fund

OBJECTIVE:
Seek high current income exempt form federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:
Primarily Intermediate maturity municipal securities (exempt from federal and New York income tax).

DURATION RANGE:
3-7 years

TOTAL NET ASSETS:
$3.0 million

FUND INCEPTION DATE:
8/31/99

PORTFOLIO MANAGER:
Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return   For periods ended 3/31/00

                              A Shares                     Lehman Bros.
                                                           New York Exempt
                                            Adjusted       Intermediate Index
--------------------------------------------------------------------------------
6 months                      1.34%         -1.70%         1.51%
Inception                     1.71%         -1.34%         --


Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                              PIMCO NY               NY Interm.
                              Interm.                Municipal
                              Municipal Bond A       Bond Index
     08/31/1999                   9,700                10,000
     09/30/1999                   9,735                10,031
     10/31/1999                   9,655                 9,983
     11/30/1999                   9,740                10,062
     12/31/1999                   9,701                10,019
     01/31/2000                   9,653                 9,983
     02/29/2000                   9,712                10,037
     03/31/2000                   9,866                10,183

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 8/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999.

Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 31 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
----------------------------------------------------------
1 year or less                                         11%
----------------------------------------------------------
1-5 years                                              15%
----------------------------------------------------------
5-10 years                                             74%
----------------------------------------------------------
10-20 years                                             0%
----------------------------------------------------------
20-30 years                                             0%
----------------------------------------------------------
Duration:                                        5.4 years
----------------------------------------------------------

Sector Breakdown
----------------------------------------------------------
Municipal Bonds & Notes                              96.6%
----------------------------------------------------------
Other                                                 3.4%
----------------------------------------------------------

Quality Breakdown
----------------------------------------------------------
AAA                                                  67.2%
----------------------------------------------------------
AA                                                   14.6%
----------------------------------------------------------
A                                                    13.2%
----------------------------------------------------------
BBB                                                   5.0%
----------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO New York Intermediate Municipal Bond Fund was launched on August 31, 1999. The Fund seeks to provide high current income exempt from federal and New York income tax. From inception through March 31, 2000, the Fund's Class A shares returned a cumulative 1.71%, slightly underperforming the Lehman New York Intermediate Muni Bond Index, which returned 1.83% over the same period.
     Since June of 1999 the Federal Reserve has lifted interest rates five times in an effort to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market, including New York municipal bonds, rose substantially.
     However, in the first quarter of this year, long-term New York municipal bonds reversed course in response to strong investor demand, limited new supply and favorable credit conditions. As a result, the Fund's performance was positively impacted by allocations to longer-term maturity securities. Allocations to higher rated and insured credits also helped returns as investors displayed a preference for these issues amid heightened concern about credit quality.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted near the benchmark as further Fed tightening should put upward pressure on interest rates. We expect to maintain an overweight position in longer maturity credits due to the relatively attractive yield offered by longer-term New York issues. In addition, we anticipate maintaining the Fund's high average credit quality of AA.

March 31, 2000

PIMCO Real Return Bond Fund

OBJECTIVE:
Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:
Primarily inflation-indexed bonds.

TOTAL NET ASSETS:
$269.9 million

FUND INCEPTION DATE:
1/29/97

PORTFOLIO MANAGER:
John Brynjoffsson


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------
Average Annual Total Return For periods ended 3/31/00

                      A Shares                 B Shares                   C Shares       Lipper Short      Lehman Bros.
                                                                                         U.S. Govt.        Inflation Linked
                                   Adjusted                Adjusted       Adjusted       Fund Avg.         Treas. Index
------------------------------------------------------------------------------------------------------------------------------------
1 year                7.93%        4.69%       7.16%       2.16%          6.40%          3.27%             6.36%
3 year                6.00%        4.93%       5.27%       4.36%          5.52%          4.86%             4.73%
Inception             5.73%        4.72%       4.96%       4.11%          5.20%          --                --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                                                              Lehman Bros.
                 PIMCO Real    PIMCO Real      PIMCO Real     Infl. Linked
                 Return A      Return B        Return C       Treas. Index
 01/31/1997        9,700         10,000          10,000          10,000
 02/28/1997        9,735         10,029          10,032          10,033
 03/31/1997        9,651          9,927           9,928           9,896
 04/30/1997        9,698          9,978           9,977           9,956
 05/31/1997        9,750         10,028          10,027          10,010
 06/30/1997        9,726          9,997           9,996           9,978
 07/31/1997        9,841         10,110          10,108          10,072
 08/31/1997        9,858         10,121          10,124          10,103
 09/30/1997        9,874         10,131          10,142          10,123
 10/31/1997        9,995         10,249          10,263          10,227
 11/30/1997       10,044         10,293          10,309          10,284
 12/31/1997        9,989         10,230          10,249          10,241
 01/31/1998       10,044         10,280          10,301          10,291
 02/28/1998       10,030         10,260          10,282          10,282
 03/31/1998       10,047         10,274          10,298          10,277
 04/30/1998       10,097         10,318          10,344          10,315
 05/31/1998       10,135         10,350          10,379          10,388
 06/30/1998       10,167         10,376          10,407          10,414
 07/31/1998       10,242         10,446          10,479          10,463
 08/31/1998       10,246         10,444          10,479          10,486
 09/30/1998       10,481         10,676          10,715          10,697
 10/31/1998       10,533         10,722          10,763          10,721
 11/30/1998       10,514         10,697          10,739          10,710
 12/31/1998       10,466         10,640          10,685          10,646
 01/31/1999       10,617         10,787          10,834          10,769
 02/28/1999       10,589         10,752          10,802          10,693
 03/31/1999       10,649         10,806          10,859          10,689
 04/30/1999       10,822         10,973          11,029          10,760
 05/31/1999       10,897         11,043          11,101          10,834
 06/30/1999       10,879         11,018          11,079          10,841
 07/31/1999       10,894         11,029          11,090          10,835
 08/31/1999       10,947         11,075          11,139          10,854
 09/30/1999       10,989         11,111          11,178          10,896
 10/31/1999       11,007         11,122          11,191          10,918
 11/30/1999       11,088         11,198          11,269          10,984
 12/31/1999       11,021         11,122          11,195          10,896
 01/31/2000       11,084         11,178          11,254          10,945
 02/29/2000       11,161         11,250          11,329          11,047
 03/31/2000       11,494         11,285          11,662          11,369

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
----------------------------------------------------------
1 year or less                                         11%
----------------------------------------------------------
1-5 years                                               3%
----------------------------------------------------------
5-10 years                                             64%
----------------------------------------------------------
10-20 years                                             2%
----------------------------------------------------------
20-30 years                                            20%
----------------------------------------------------------
Duration:                                        2.9 years
----------------------------------------------------------

Sector Breakdown
----------------------------------------------------------
U.S. Treasury Obligations                            63.3%
----------------------------------------------------------
Corporate Bonds & Notes                              21.4%
----------------------------------------------------------
Asset-Backed Securities                               4.7%
----------------------------------------------------------
Other                                                10.6%
----------------------------------------------------------

Quality Breakdown
----------------------------------------------------------
AAA                                                  77.8%
----------------------------------------------------------
AA                                                    2.5%
----------------------------------------------------------
A                                                    10.3%
----------------------------------------------------------
BBB                                                   7.2%
----------------------------------------------------------
BB                                                    2.2%
----------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 7.93%, outperforming the Lehman Inflation-Linked Index, which returned 6.36%. The Fund also outperformed its Lipper Average, which returned 3.27%. Longer term the Fund outperformed both its Lipper Average and benchmark over the 3-year and since inception periods ended March 31, 2000.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program. Other sectors didn't participate in the rally due to mounting credit concerns.
     The Fund's continued concentration in Treasury Inflation Protection Securities (TIPS) boosted returns over the past year as these securities outperformed other bonds due to mounting inflation fears. Not only did TIPS exhibit less yield volatility than conventional Treasuries as interest rates rose, but they also rallied along with Treasury bond yields in the first quarter of this year as concerns about declining credit quality impacted the market. Our below benchmark duration lowered relative returns, however, as real rates dropped across all maturities.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Looking ahead, we expect real return bonds to perform well given that the best inflation news is behind us. We anticipate continuing to emphasize TIPS as their real yield ranks highly among entire fixed income market. The effective duration of the Fund will be targeted near the benchmark, but intermediate maturities may be modestly overweighted to take advantage of favorable liquidity and attractive financing opportunities.

March 31, 2000

PIMCO Short-Term Fund

OBJECTIVE:
Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:
Primarily short-term investment grade bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
10/07/87

TOTAL NET ASSETS:
$709.0 million

PORTFOLIO MANAGER:
Paul McCulley


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                      A Shares              B Shares                  C Shares   Lipper Ultra-   Salomon
                                                                                 Short Oblig.    3 Mo. T-Bill    Lipper Money
                                 Adjusted               Adjusted      Adjusted   Fund Avg.       Index           Market Index
------------------------------------------------------------------------------------------------------------------------------------
1 year                4.76%      2.67%      4.00%       -0.96%        3.46%      4.69%           4.99%           4.89%
5 years               6.26%      5.83%      5.51%        5.18%        5.95%      5.52%           5.19%           5.08%
10 years              5.53%      5.31%      4.98%        4.98%        5.22%      5.56%           4.99%           4.84%
Inception             5.99%      5.82%      5.54%        5.54%        5.68%      --              --              --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                  PIMCO          PIMCO           PIMCO           Salomon          Lipper Money
                  Short-Term A   Short-Term B    Short-Term C    3-Mo. T-Bill     Market Index
 10/31/1987           9,800         10,000          10,000          10,000           10,000
 11/30/1987           9,855         10,049          10,053          10,051           10,056
 12/31/1987           9,912         10,100          10,108          10,099           10,114
 01/31/1988           9,976         10,160          10,172          10,148           10,171
 02/29/1988          10,015         10,193          10,209          10,194           10,223
 03/31/1988          10,067         10,240          10,260          10,244           10,277
 04/30/1988          10,120         10,287          10,311          10,294           10,327
 05/31/1988          10,173         10,336          10,364          10,347           10,382
 06/30/1988          10,228         10,385          10,416          10,401           10,439
 07/31/1988          10,277         10,429          10,464          10,460           10,500
 08/31/1988          10,340         10,486          10,526          10,520           10,566
 09/30/1988          10,405         10,546          10,589          10,583           10,632
 10/31/1988          10,494         10,628          10,676          10,648           10,701
 11/30/1988          10,561         10,690          10,742          10,715           10,768
 12/31/1988          10,620         10,743          10,799          10,785           10,842
 01/31/1989          10,693         10,811          10,871          10,858           10,920
 02/28/1989          10,766         10,878          10,943          10,934           10,993
 03/31/1989          10,858         10,963          11,033          11,013           11,078
 04/30/1989          10,937         11,036          11,111          11,095           11,161
 05/31/1989          11,033         11,127          11,207          11,179           11,250
 06/30/1989          11,114         11,201          11,285          11,257           11,335
 07/31/1989          11,205         11,286          11,374          11,336           11,419
 08/31/1989          11,262         11,335          11,429          11,413           11,500
 09/30/1989          11,336         11,403          11,502          11,487           11,578
 10/31/1989          11,439         11,500          11,603          11,565           11,659
 11/30/1989          11,513         11,567          11,675          11,640           11,736
 12/31/1989          11,576         11,623          11,737          11,717           11,815
 01/31/1990          11,629         11,670          11,789          11,794           11,895
 02/28/1990          11,698         11,732          11,855          11,865           11,966
 03/31/1990          11,773         11,800          11,927          11,945           12,044
 04/30/1990          11,819         11,839          11,970          12,022           12,122
 05/31/1990          11,927         11,941          12,078          12,104           12,204
 06/30/1990          12,002         12,009          12,150          12,183           12,281
 07/31/1990          12,083         12,082          12,228          12,263           12,362
 08/31/1990          12,144         12,136          12,288          12,343           12,442
 09/30/1990          12,223         12,207          12,364          12,418           12,517
 10/31/1990          12,314         12,288          12,452          12,495           12,598
 11/30/1990          12,410         12,377          12,545          12,569           12,676
 12/31/1990          12,507         12,466          12,641          12,650           12,756
 01/31/1991          12,594         12,545          12,725          12,723           12,834
 02/28/1991          12,660         12,604          12,789          12,785           12,899
 03/31/1991          12,715         12,651          12,842          12,851           12,966
 04/30/1991          12,792         12,720          12,915          12,913           13,031
 05/31/1991          12,861         12,781          12,982          12,975           13,095
 06/30/1991          12,906         12,818          13,025          13,035           13,153
 07/31/1991          12,979         12,883          13,096          13,097           13,216
 08/31/1991          13,060         12,955          13,174          13,159           13,276
 09/30/1991          13,129         13,016          13,239          13,217           13,334
 10/31/1991          13,203         13,081          13,311          13,275           13,392
 11/30/1991          13,233         13,104          13,339          13,328           13,446
 12/31/1991          13,285         13,147          13,388          13,377           13,501
 01/31/1992          13,332         13,186          13,432          13,424           13,551
 02/29/1992          13,358         13,203          13,454          13,466           13,593
 03/31/1992          13,380         13,218          13,474          13,512           13,636
 04/30/1992          13,434         13,263          13,525          13,555           13,679
 05/31/1992          13,473         13,293          13,562          13,600           13,720
 06/30/1992          13,524         13,336          13,611          13,640           13,759
 07/31/1992          13,578         13,380          13,661          13,681           13,799
 08/31/1992          13,611         13,404          13,690          13,720           13,835
 09/30/1992          13,645         13,430          13,720          13,754           13,868
 10/31/1992          13,657         13,434          13,729          13,788           13,902
 11/30/1992          13,672         13,440          13,740          13,823           13,934
 12/31/1992          13,710         13,470          13,775          13,860           13,969
 01/31/1993          13,754         13,505          13,816          13,897           14,002
 02/28/1993          13,789         13,531          13,848          13,929           14,031
 03/31/1993          13,851         13,582          13,906          13,964           14,064
 04/30/1993          13,896         13,619          13,949          13,998           14,095
 05/31/1993          13,949         13,662          13,999          14,033           14,124
 06/30/1993          14,004         13,706          14,050          14,068           14,155
 07/31/1993          14,053         13,746          14,095          14,104           14,187
 08/31/1993          14,088         13,772          14,126          14,141           14,219
 09/30/1993          14,122         13,797          14,157          14,176           14,250
 10/31/1993          14,170         13,835          14,201          14,213           14,282
 11/30/1993          14,221         13,877          14,249          14,249           14,313
 12/31/1993          14,286         13,932          14,310          14,286           14,346
 01/31/1994          14,309         13,946          14,330          14,323           14,379
 02/28/1994          14,323         13,953          14,342          14,357           14,409
 03/31/1994          14,299         13,920          14,313          14,398           14,444
 04/30/1994          14,320         13,932          14,332          14,441           14,480
 05/31/1994          14,329         13,931          14,336          14,488           14,521
 06/30/1994          14,393         13,985          14,398          14,538           14,563
 07/31/1994          14,460         14,041          14,461          14,590           14,608
 08/31/1994          14,515         14,086          14,513          14,644           14,657
 09/30/1994          14,529         14,092          14,525          14,698           14,707
 10/31/1994          14,565         14,127          14,558          14,758           14,762
 11/30/1994          14,576         14,137          14,565          14,820           14,818
 12/31/1994          14,637         14,196          14,624          14,889           14,882
 01/31/1995          14,708         14,266          14,691          14,957           14,948
 02/28/1995          14,842         14,395          14,822          15,023           15,011
 03/31/1995          14,873         14,426          14,848          15,097           15,082
 04/30/1995          15,031         14,579          15,003          15,169           15,150
 05/31/1995          15,181         14,724          15,148          15,243           15,222
 06/30/1995          15,230         14,771          15,194          15,315           15,292
 07/31/1995          15,321         14,860          15,280          15,388           15,363
 08/31/1995          15,390         14,927          15,346          15,461           15,432
 09/30/1995          15,533         15,066          15,484          15,530           15,500
 10/31/1995          15,644         15,173          15,589          15,602           15,570
 11/30/1995          15,788         15,312          15,728          15,670           15,637
 12/31/1995          15,920         15,441          15,857          15,743           15,705
 01/31/1996          15,995         15,514          15,927          15,813           15,774
 02/29/1996          16,022         15,540          15,951          15,878           15,836
 03/31/1996          16,072         15,588          15,997          15,945           15,899
 04/30/1996          16,146         15,660          16,067          16,010           15,963
 05/31/1996          16,228         15,740          16,146          16,079           16,028
 06/30/1996          16,316         15,825          16,230          16,147           16,091
 07/31/1996          16,362         15,869          16,271          16,216           16,158
 08/31/1996          16,463         15,967          16,368          16,287           16,226
 09/30/1996          16,619         16,119          16,521          16,357           16,290
 10/31/1996          16,751         16,246          16,648          16,429           16,356
 11/30/1996          16,900         16,391          16,793          16,498           16,422
 12/31/1996          16,964         16,453          16,851          16,569           16,491
 01/31/1997          17,064         16,550          16,946          16,641           16,560
 02/28/1997          17,138         16,622          17,015          16,706           16,621
 03/31/1997          17,144         16,628          17,020          16,779           16,689
 04/30/1997          17,240         16,721          17,112          16,851           16,758
 05/31/1997          17,363         16,840          17,230          16,925           16,830
 06/30/1997          17,477         16,951          17,337          16,996           16,901
 07/31/1997          17,612         17,082          17,467          17,070           16,973
 08/31/1997          17,663         17,131          17,514          17,143           17,046
 09/30/1997          17,780         17,244          17,626          17,215           17,118
 10/31/1997          17,819         17,282          17,662          17,291           17,191
 11/30/1997          17,895         17,357          17,736          17,363           17,264
 12/31/1997          17,994         17,452          17,828          17,438           17,340
 01/31/1998          18,098         17,553          17,928          17,515           17,416
 02/28/1998          18,160         17,613          17,985          17,585           17,484
 03/31/1998          18,280         17,729          18,100          17,662           17,559
 04/30/1998          18,362         17,809          18,178          17,736           17,631
 05/31/1998          18,443         17,887          18,255          17,813           17,707
 06/30/1998          18,505         17,948          18,311          17,886           17,779
 07/31/1998          18,614         18,054          18,414          17,961           17,856
 08/31/1998          18,620         18,059          18,416          18,038           17,933
 09/30/1998          18,743         18,179          18,532          18,112           18,006
 10/31/1998          18,812         18,246          18,595          18,184           18,078
 11/30/1998          18,874         18,306          18,652          18,252           18,149
 12/31/1998          18,952         18,381          18,725          18,319           18,219
 01/31/1999          19,024         18,451          18,792          18,387           18,291
 02/28/1999          19,100         18,525          18,862          18,449           18,353
 03/31/1999          19,234         18,654          18,990          18,520           18,422
 04/30/1999          19,320         18,738          19,072          18,588           18,489
 05/31/1999          19,322         18,740          19,070          18,659           18,557
 06/30/1999          19,388         18,804          19,131          18,728           18,624
 07/31/1999          19,454         18,868          19,190          18,801           18,678
 08/31/1999          19,516         18,928          19,246          18,876           18,753
 09/30/1999          19,602         19,012          19,325          18,950           18,826
 10/31/1999          19,694         19,101          19,410          19,027           18,903
 11/30/1999          19,786         19,191          19,495          19,103           18,982
 12/31/1999          19,864         19,266          19,567          19,186           19,066
 01/31/2000          19,917         19,318          19,620          19,270           19,152
 02/29/2000          20,021         19,418          19,712          19,353           19,234
 03/31/2000          20,149         19,542          19,838          19,444           19,323

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------------------------
1 year or less                                        74%
---------------------------------------------------------
1-5 years                                             25%
---------------------------------------------------------
5-10 years                                             1%
---------------------------------------------------------
10-20 years                                            0%
---------------------------------------------------------
20-30 years                                            0%
---------------------------------------------------------
Duration:                                       0.5 years
---------------------------------------------------------

Sector Breakdown
---------------------------------------------------------
Short-Term Instruments                              33.2%
---------------------------------------------------------
Corporate Bonds & Notes                             24.5%
---------------------------------------------------------
Mortgage-Backed Securities                          20.2%
---------------------------------------------------------
Asset-Backed Securities                             10.8%
---------------------------------------------------------
U.S. Government Agencies                             6.9%
---------------------------------------------------------
Other                                                4.4%
---------------------------------------------------------

Quality Breakdown
---------------------------------------------------------
AAA                                                 41.6%
---------------------------------------------------------
AA                                                  14.1%
---------------------------------------------------------
A                                                   16.8%
---------------------------------------------------------
BBB                                                 26.0%
---------------------------------------------------------
BB                                                   1.5%
---------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 4.76%, slightly underperforming the Salomon 3-Month Treasury Bill Index, which returned 4.99%. The Fund did slightly outperform its Lipper Average, which returned 4.69%.
     The Fund's Class A shares had a 30 day annualized yield of 5.45% on March 31, 2000. This compares favorably with the average money market yield of 3.41% and the average six-month CD yield of 4.76%, according to Banxquote Money Market. Remember that money market funds must maintain a fixed share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed, and its share price can fluctuate.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program. Other sectors didn't participate in the rally due to mounting credit concerns.
     The Fund's average duration and maturity were lowered over the past year as interest rates rose in anticipation of Fed tightening. An emphasis on mortgages enhanced performance as their attractive yields more than offset their decline in price. Recently, our concentration in GNMA's helped the portfolio as investor demand for U.S. government guaranteed securities increased. The Fund's allocation to Treasury Inflation Protection Securities also added to returns as these bonds outperformed their conventional Treasury counterparts.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Given this outlook, strategies that enhance yield remain key to performance. Duration will be targeted near the half-year neutral point to capture additional yield while limiting overall interest rate sensitivity. We expect to continue to favor select short-term investment-grade corporate issues, taking advantage of their high yields and minimal additional risk.

March 31, 2000

PIMCO StocksPLUS Fund

OBJECTIVE:
Total return which exceeds that of the S&P 500.

PORTFOLIO:
Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:
0-1 year

FUND INCEPTION DATE:
5/14/93

TOTAL NET ASSETS:
$1.5 billion

PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00
                            A Shares                   B Shares                     C Shares        Lipper
                                                                                                    Large-Cap Core    S&P 500
                                        Adjusted                    Adjusted        Adjusted        Fund Average      Index
------------------------------------------------------------------------------------------------------------------------------------
1 year                      17.26%      13.75%         16.40%       11.48%          15.70%          21.70%            17.94%
3 years                     26.39%      25.11%         25.49%       24.86%          25.77%          26.08%            27.40%
5 years                     26.27%      25.50%         25.33%       25.17%          25.66%          24.42%            26.76%
Inception                   22.04%      21.50%         21.15%       21.15%          21.43%          --                --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                PIMCO               PIMCO               PIMCO               S&P 500
                StocksPLUS          StocksPLUS          StocksPLUS          Index
                A                   B                   C
 05/31/1993        9,700              10,000              10,000             10,000
 06/30/1993        9,749              10,043              10,044             10,029
 07/31/1993        9,727              10,015              10,016              9,989
 08/31/1993       10,094              10,383              10,397             10,368
 09/30/1993        9,993              10,276              10,289             10,288
 10/31/1993       10,211              10,487              10,501             10,501
 11/30/1993       10,092              10,362              10,376             10,401
 12/31/1993       10,271              10,544              10,560             10,527
 01/31/1994       10,605              10,880              10,899             10,885
 02/28/1994       10,275              10,534              10,550             10,589
 03/31/1994        9,818              10,052              10,084             10,128
 04/30/1994        9,938              10,175              10,198             10,258
 05/31/1994       10,120              10,350              10,384             10,426
 06/30/1994        9,902              10,126              10,158             10,170
 07/31/1994       10,284              10,510              10,546             10,504
 08/31/1994       10,750              10,978              11,018             10,935
 09/30/1994       10,563              10,784              10,823             10,668
 10/31/1994       10,729              10,942              10,983             10,907
 11/30/1994       10,397              10,593              10,642             10,510
 12/31/1994       10,529              10,729              10,768             10,666
 01/31/1995       10,816              11,009              11,061             10,943
 02/28/1995       11,299              11,493              11,550             11,369
 03/31/1995       11,603              11,800              11,849             11,705
 04/30/1995       11,975              12,165              12,228             12,049
 05/31/1995       12,513              12,706              12,774             12,531
 06/30/1995       12,783              12,969              13,039             12,822
 07/31/1995       13,185              13,375              13,448             13,247
 08/31/1995       13,270              13,454              13,528             13,280
 09/30/1995       13,829              14,006              14,096             13,841
 10/31/1995       13,801              13,971              14,061             13,791
 11/30/1995       14,461              14,624              14,720             14,397
 12/31/1995       14,736              14,892              15,003             14,674
 01/31/1996       15,259              15,421              15,522             15,174
 02/29/1996       15,296              15,448              15,550             15,314
 03/31/1996       15,494              15,638              15,755             15,462
 04/30/1996       15,683              15,818              15,938             15,690
 05/31/1996       16,039              16,165              16,288             16,094
 06/30/1996       16,187              16,304              16,428             16,156
 07/31/1996       15,429              15,537              15,655             15,442
 08/31/1996       15,750              15,850              15,985             15,768
 09/30/1996       16,667              16,760              16,902             16,655
 10/31/1996       17,194              17,277              17,426             17,114
 11/30/1996       18,466              18,544              18,706             18,408
 12/31/1996       18,067              18,134              18,292             18,043
 01/31/1997       19,177              19,218              19,402             19,171
 02/28/1997       19,303              19,345              19,548             19,321
 03/31/1997       18,446              18,461              18,657             18,527
 04/30/1997       19,573              19,591              19,797             19,633
 05/31/1997       20,812              20,817              21,036             20,828
 06/30/1997       21,667              21,667              21,886             21,761
 07/31/1997       23,438              23,407              23,661             23,493
 08/31/1997       22,170              22,122              22,378             22,177
 09/30/1997       23,311              23,261              23,519             23,392
 10/31/1997       22,554              22,505              22,755             22,610
 11/30/1997       23,474              23,394              23,670             23,657
 12/31/1997       23,908              23,810              24,101             24,063
 01/31/1998       24,214              24,115              24,409             24,329
 02/28/1998       25,842              25,702              26,032             26,084
 03/31/1998       27,128              26,971              27,305             27,420
 04/30/1998       27,457              27,279              27,617             27,695
 05/31/1998       26,897              26,701              27,053             27,219
 06/30/1998       27,943              27,723              28,097             28,325
 07/31/1998       27,633              27,393              27,763             28,023
 08/31/1998       23,394              23,188              23,513             23,972
 09/30/1998       25,186              24,932              25,288             25,507
 10/31/1998       27,178              26,912              27,273             27,582
 11/30/1998       28,722              28,408              28,806             29,254
 12/31/1998       30,537              30,167              30,623             30,940
 01/31/1999       31,560              31,159              31,631             32,233
 02/28/1999       30,493              30,100              30,558             31,232
 03/31/1999       31,765              31,340              31,808             32,481
 04/30/1999       33,013              32,556              33,062             33,739
 05/31/1999       32,145              31,670              32,166             32,943
 06/30/1999       34,003              33,479              34,015             34,771
 07/31/1999       32,881              32,344              32,865             33,685
 08/31/1999       32,700              32,143              32,685             33,519
 09/30/1999       31,954              31,407              31,939             32,600
 10/31/1999       33,990              33,398              33,958             34,663
 11/30/1999       34,534              33,889              34,481             35,367
 12/31/1999       36,488              35,807              36,422             37,451
 01/31/2000       34,620              33,935              34,525             35,570
 02/29/2000       34,066              33,361              33,972             34,896
 03/31/2000       37,248              36,470              37,115             38,310



*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------------------------
1 year or less                                         1%
---------------------------------------------------------
1-5 years                                             97%
---------------------------------------------------------
5-10 years                                             0%
---------------------------------------------------------
10-20 years                                            2%
---------------------------------------------------------
20-30 years                                            0%
---------------------------------------------------------
Duration:                                       0.5 years
---------------------------------------------------------

Sector Breakdown
---------------------------------------------------------
Corporate Bonds & Notes                             34.2%
---------------------------------------------------------
Short-Term Instruments                              20.2%
---------------------------------------------------------
Mortgage-Backed Securities                          17.6%
---------------------------------------------------------
U.S. Treasury Obligations                           11.8%
---------------------------------------------------------
Asset-Backed Securities                              5.6%
---------------------------------------------------------
Other                                               10.6%
--------------------------------------------------------

Quality Breakdown
---------------------------------------------------------
AAA                                                 43.9%
---------------------------------------------------------
AA                                                  14.3%
---------------------------------------------------------
A                                                    9.4%
---------------------------------------------------------
BBB                                                 27.3%
---------------------------------------------------------
BB                                                   3.7%
---------------------------------------------------------
B                                                    1.4%
---------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.
     For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 17.26%, slightly underperforming the S&P 500, which returned 17.94%. The Fund also underperformed its Lipper Average. Longer term, the Fund has outperformed the Lipper Average over the 3-, 5-year and since inception periods ended March 31, 2000. And since inception the Fund has met its objective of outperforming the S&P 500.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of a tightening labor market, which threatens to drive inflation higher. As a result, short-term bond yields rose substantially. In response, the Fund's average duration and maturity were lowered to mitigate the damage from rising rates.
     An emphasis on mortgages enhanced performance as their attractive yields more than offset their decline in price. Recently, our concentration in GNMA's helped the portfolio as investor demand for U.S. government guaranteed securities increased. The Fund's allocation to Treasury Inflation Protections Securities also added to returns as these bonds outperformed their conventional Treasury counterparts.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Given this outlook, strategies that enhance yield remain key to performance. Duration will be targeted near the half-year neutral point to capture additional yield while limiting overall interest rate sensitivity. We expect to continue to favor select short-term investment-grade corporate issues, taking advantage of their high yields and minimal additional risk.

March 31, 2000

PIMCO Strategic Balanced Fund

OBJECTIVE:
Maximum total return.

PORTFOLIO:
S&P 500 Index futures and short-and intermediate-term investment grade bonds.

DURATION RANGE:
0-6 years

FUND INCEPTION DATE:
6/28/96

TOTAL NET ASSETS:
$155.0 million

PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00

                       A Shares              B Shares              C Shares   Lipper
                                                                              Bal.        60% S&P500  Lipper Bal.  S&P 500
                                  Adjusted              Adjusted   Adjusted   Fund Avg.   40% LBAG    Index        Index
------------------------------------------------------------------------------------------------------------------------------------
1 Year                  9.34%      4.42%      8.61%      3.64%      7.48%     10.48%      11.56%      10.47%       17.94%
3 Years                17.59%     15.80%     16.75%     16.01%     16.70%     14.74%      19.13%      15.55%       27.40%
Inception              17.16%     15.74%     16.32%     15.79%     16.28%     --          --          --           --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]


               PIMCO Strategic  PIMCO Strategic  PIMCO Strategic    60% S&P 500/40% LBAG   Lipper         S&P 500 INDEX
               Balanced A       Balanced B       Balanced C                                Balanced
                                                                                           Index
 06/30/1996         9,550            10,000           10,000              10,000            10,000         10,000
 07/31/1996         9,289             9,720            9,720               9,746             9,743          9,558
 08/31/1996         9,430             9,860            9,860               9,863             9,896          9,760
 09/30/1996         9,875            10,319           10,319              10,264            10,262         10,309
 10/31/1996        10,148            10,598           10,598              10,525            10,480         10,593
 11/30/1996        10,707            11,176           11,176              11,075            10,968         11,394
 12/31/1996        10,506            10,959           10,959              10,902            10,834         11,168
 01/31/1997        10,944            11,409           11,409              11,324            11,165         11,866
 02/28/1997        11,002            11,463           11,463              11,388            11,206         11,959
 03/31/1997        10,648            11,087           11,087              11,057            10,880         11,468
 04/30/1997        11,129            11,581           11,581              11,520            11,208         12,152
 05/31/1997        11,589            12,053           12,053              11,984            11,666         12,892
 06/30/1997        11,939            12,410           12,410              12,363            12,041         13,470
 07/31/1997        12,666            13,157           13,157              13,086            12,726         14,542
 08/31/1997        12,212            12,678           12,678              12,602            12,322         13,727
 09/30/1997        12,657            13,130           13,130              13,090            12,814         14,479
 10/31/1997        12,473            12,932           12,932              12,904            12,581         13,995
 11/30/1997        12,795            13,258           13,258              13,286            12,811         14,643
 12/31/1997        12,995            13,457           13,457              13,477            13,001         14,895
 01/31/1998        13,169            13,628           13,628              13,635            13,092         15,059
 02/28/1998        13,688            14,158           14,158              14,221            13,611         16,145
 03/31/1998        14,150            14,626           14,626              14,678            14,028         16,972
 04/30/1998        14,269            14,740           14,740              14,797            14,125         17,143
 05/31/1998        14,118            14,575           14,575              14,700            13,982         16,848
 06/30/1998        14,522            14,983           14,983              15,109            14,235         17,533
 07/31/1998        14,438            14,888           14,888              15,025            14,068         17,346
 08/31/1998        13,075            13,473           13,473              13,819            12,856         14,838
 09/30/1998        13,840            14,253           14,253              14,480            13,411         15,789
 10/31/1998        14,458            14,882           14,882              15,156            13,913         17,073
 11/30/1998        14,918            15,346           15,346              15,742            14,422         18,108
 12/31/1998        15,486            15,922           15,922              16,305            14,954         19,151
 01/31/1999        15,852            16,288           16,288              16,760            15,193         19,952
 02/28/1999        15,340            15,754           15,754              16,331            14,829         19,332
 03/31/1999        15,834            16,250           16,250              16,759            15,195         20,105
 04/30/1999        16,214            16,630           16,630              17,170            15,693         20,884
 05/31/1999        15,873            16,271           16,271              16,866            15,452         20,391
 06/30/1999        16,465            16,871           16,871              17,406            15,878         21,522
 07/31/1999        16,103            16,487           16,461              17,051            15,581         20,851
 08/31/1999        16,040            16,422           16,397              16,996            15,418         20,747
 09/30/1999        15,840            16,215           16,189              16,796            15,220         20,179
 10/31/1999        16,472            16,850           16,824              17,459            15,662         21,456
 11/30/1999        16,623            16,991           16,967              17,671            15,831         21,892
 12/31/1999        17,165            17,543           17,518              18,261            16,299         23,181
 01/31/2000        16,424            16,771           16,745              17,687            15,890         22,017
 02/29/2000        16,289            16,634           16,608              17,572            15,852         21,600
 03/31/2000        17,314            17,346           17,628              18,696            16,786         23,713



*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------------------------
less than 1 year                                       2%
---------------------------------------------------------
1-5 years                                             34%
---------------------------------------------------------
5-10 years                                            38%
---------------------------------------------------------
10-20 years                                           17%
---------------------------------------------------------
20-30 years                                            9%
---------------------------------------------------------
Duration:                                       1.8 years
---------------------------------------------------------

Sector Breakdown
---------------------------------------------------------
Corporate Bonds & Notes                             37.4%
---------------------------------------------------------
Mortgage-Backed Securities                          22.0%
---------------------------------------------------------
Short-Term Instruments                              13.7%
---------------------------------------------------------
U.S. Treasury Obligations                           11.7%
---------------------------------------------------------
Foreign Currency-Denominated Issues                  5.2%
---------------------------------------------------------
Other                                               10.0%
---------------------------------------------------------

Quality Breakdown
---------------------------------------------------------
AAA                                                 48.8%
---------------------------------------------------------
AA                                                  11.9%
---------------------------------------------------------
A                                                   19.7%
---------------------------------------------------------
BBB                                                 16.2%
---------------------------------------------------------
BB                                                   2.8%
---------------------------------------------------------
B                                                    0.6%
---------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUS and Total Return investment strategies. The equity portion of the portfolio gains broad-based stock market exposure using S&P 500 Index futures, which is backed by an actively managed portfolio of short-term bonds. The fixed-income portion of the portfolio invests primarily in intermediate-term, investment-grade bonds, focusing on both income and capital appreciation.
     For the one-year period ended March 31, 2000, the Fund's Class A shares returned 9.34%, underperforming the Lipper Balanced Fund Average, which returned 10.48%. The Fund has outperformed the Lipper Average over the 3-year and since inception periods ended March 31, 2000. Asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of a tightening labor market, which threatens to drive inflation higher. As a result, bond yields across the yield curve rose substantially. An overweight equity allocation improved performance relative to the benchmark as the S&P 500 index returned 17.94% as compared to 1.87% for the Lehman Aggregate Index over the past 12-months.
     The equity allocation underperformed the S&P 500 Index mainly due to the rapid run-up in short-term interest rates, which caused the cash-backing positions supporting the S&P 500 futures to lose value. The fixed-income allocation also detracted from relative performance because it remained underweight of longer maturities where yields rose less and was overweight in corporate securities, which underperformed Treasuries due to higher yield premiums demanded by investors.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     Looking ahead, we expect to maintain a modest overweight toward equities given our view of moderating U.S. economic growth and expanding world growth. On the equity side, duration will be targeted near the neutral point in order to capture additional yield while limiting overall interest rate sensitivity. On the fixed-income side, we anticipate keeping duration below the benchmark, but expect to emphasize longer-term Treasuries and shorter-term instruments to take advantage of the shape of the yield curve.

March 31, 2000

PIMCO Total Return Fund

OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:
3-6 years

FUND INCEPTION DATE:
5/11/87

TOTAL NET ASSETS:
$31.5 billion

PORTFOLIO MANAGER:
Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return For periods ended 3/31/00
                      A Shares                 B Shares                    C Shares      Lipper Inter.        Lehman Bros.
                                                                                         Inv. Grade Debt      Agg. Bond
                      Adjusted                 Adjusted                    Adjusted      Fund Avg.            Index
------------------------------------------------------------------------------------------------------------------------------------
1 year                1.85%       -2.73%       1.08%       -3.72%          0.12%         0.99%                1.87%
5 years               7.50%        6.51%       6.71%        6.40%          6.72%         6.25%                7.14%
10 years              8.71%        8.21%       8.17%        8.17%          7.92%         7.44%                8.02%
Inception             8.55%        8.17%       8.12%        8.12%          7.76%         --                   --

Change in Value
$10,000 invested at the Fund's inception

                                    [GRAPH]

                   PIMCO                PIMCO               PIMCO               Lehman Bros.
                   Total Return A       Total Return B      Total Return C      Agg. Bond Index
 05/31/1987             9,550               10,000               10,000              10,000
 06/30/1987             9,668               10,117               10,117              10,138
 07/31/1987             9,641               10,082               10,082              10,130
 08/31/1987             9,615               10,048               10,048              10,076
 09/30/1987             9,371                9,787                9,787               9,861
 10/31/1987             9,666               10,089               10,089              10,212
 11/30/1987             9,733               10,152               10,152              10,294
 12/31/1987             9,818               10,233               10,233              10,434
 01/31/1988            10,215               10,642               10,642              10,801
 02/29/1988            10,329               10,753               10,753              10,929
 03/31/1988            10,233               10,646               10,646              10,827
 04/30/1988            10,176               10,581               10,581              10,768
 05/31/1988            10,122               10,518               10,518              10,696
 06/30/1988            10,360               10,759               10,759              10,954
 07/31/1988            10,343               10,735               10,735              10,897
 08/31/1988            10,388               10,775               10,775              10,925
 09/30/1988            10,581               10,969               10,969              11,172
 10/31/1988            10,744               11,132               11,132              11,383
 11/30/1988            10,644               11,021               11,021              11,244
 12/31/1988            10,688               11,059               11,059              11,257
 01/31/1989            10,816               11,184               11,184              11,419
 02/28/1989            10,744               11,102               11,102              11,336
 03/31/1989            10,790               11,143               11,143              11,385
 04/30/1989            11,027               11,382               11,382              11,624
 05/31/1989            11,291               11,647               11,647              11,929
 06/30/1989            11,667               12,028               12,028              12,292
 07/31/1989            11,910               12,271               12,271              12,554
 08/31/1989            11,700               12,047               12,047              12,368
 09/30/1989            11,754               12,096               12,096              12,431
 10/31/1989            12,031               12,374               12,374              12,737
 11/30/1989            12,132               12,470               12,470              12,858
 12/31/1989            12,152               12,483               12,483              12,893
 01/31/1990            11,944               12,262               12,262              12,740
 02/28/1990            11,971               12,283               12,283              12,781
 03/31/1990            11,957               12,261               12,261              12,790
 04/30/1990            11,784               12,074               12,074              12,673
 05/31/1990            12,165               12,457               12,457              13,048
 06/30/1990            12,366               12,655               12,655              13,258
 07/31/1990            12,563               12,847               12,847              13,441
 08/31/1990            12,361               12,632               12,632              13,261
 09/30/1990            12,368               12,632               12,632              13,371
 10/31/1990            12,535               12,793               12,793              13,541
 11/30/1990            12,846               13,103               13,103              13,832
 12/31/1990            13,067               13,320               13,320              14,048
 01/31/1991            13,192               13,440               13,440              14,222
 02/28/1991            13,372               13,615               13,615              14,343
 03/31/1991            13,536               13,774               13,774              14,442
 04/30/1991            13,753               13,986               13,986              14,598
 05/31/1991            13,850               14,077               14,077              14,684
 06/30/1991            13,867               14,086               14,086              14,676
 07/31/1991            14,061               14,275               14,275              14,880
 08/31/1991            14,436               14,647               14,647              15,202
 09/30/1991            14,773               14,980               14,980              15,510
 10/31/1991            14,919               15,119               15,119              15,682
 11/30/1991            15,043               15,235               15,235              15,826
 12/31/1991            15,550               15,740               15,740              16,296
 01/31/1992            15,418               15,596               15,596              16,074
 02/29/1992            15,547               15,720               15,720              16,179
 03/31/1992            15,482               15,644               15,644              16,088
 04/30/1992            15,558               15,711               15,711              16,204
 05/31/1992            15,874               16,021               16,021              16,510
 06/30/1992            16,069               16,210               16,210              16,737
 07/31/1992            16,456               16,591               16,591              17,078
 08/31/1992            16,591               16,717               16,717              17,251
 09/30/1992            16,848               16,966               16,966              17,456
 10/31/1992            16,695               16,802               16,802              17,224
 11/30/1992            16,703               16,800               16,800              17,228
 12/31/1992            16,990               17,079               17,079              17,502
 01/31/1993            17,298               17,378               17,378              17,838
 02/28/1993            17,677               17,749               17,749              18,150
 03/31/1993            17,772               17,836               17,836              18,226
 04/30/1993            17,922               17,976               17,976              18,353
 05/31/1993            17,957               18,001               18,001              18,376
 06/30/1993            18,342               18,375               18,375              18,709
 07/31/1993            18,448               18,471               18,471              18,815
 08/31/1993            18,861               18,873               18,873              19,145
 09/30/1993            18,931               18,934               18,934              19,197
 10/31/1993            19,060               19,051               19,051              19,269
 11/30/1993            18,886               18,868               18,868              19,105
 12/31/1993            19,038               19,008               19,008              19,209
 01/31/1994            19,262               19,221               19,221              19,468
 02/28/1994            18,912               18,861               18,861              19,130
 03/31/1994            18,505               18,444               18,444              18,658
 04/30/1994            18,316               18,245               18,245              18,509
 05/31/1994            18,223               18,141               18,141              18,507
 06/30/1994            18,148               18,067               18,056              18,466
 07/31/1994            18,513               18,430               18,408              18,832
 08/31/1994            18,559               18,476               18,443              18,856
 09/30/1994            18,318               18,236               18,192              18,578
 10/31/1994            18,289               18,207               18,152              18,562
 11/30/1994            18,283               18,201               18,136              18,521
 12/31/1994            18,270               18,189               18,111              18,648
 01/31/1995            18,590               18,507               18,417              19,017
 02/28/1995            19,019               18,934               18,831              19,470
 03/31/1995            19,193               19,107               18,991              19,589
 04/30/1995            19,523               19,435               19,306              19,863
 05/31/1995            20,134               20,044               19,897              20,631
 06/30/1995            20,114               20,024               19,865              20,783
 07/31/1995            20,118               20,028               19,857              20,736
 08/31/1995            20,419               20,328               20,143              20,986
 09/30/1995            20,668               20,576               20,377              21,191
 10/31/1995            20,974               20,881               20,666              21,466
 11/30/1995            21,421               21,325               21,094              21,788
 12/31/1995            21,781               21,684               21,436              22,094
 01/31/1996            21,951               21,853               21,590              22,240
 02/29/1996            21,409               21,313               21,044              21,854
 03/31/1996            21,235               21,140               20,861              21,702
 04/30/1996            21,140               21,045               20,754              21,580
 05/31/1996            21,074               20,980               20,678              21,536
 06/30/1996            21,403               21,307               20,988              21,825
 07/31/1996            21,450               21,354               21,021              21,885
 08/31/1996            21,424               21,328               20,981              21,848
 09/30/1996            21,908               21,810               21,443              22,229
 10/31/1996            22,469               22,369               21,979              22,721
 11/30/1996            22,993               22,890               22,478              23,111
 12/31/1996            22,699               22,597               22,177              22,896
 01/31/1997            22,771               22,669               22,241              22,966
 02/28/1997            22,814               22,712               22,270              23,023
 03/31/1997            22,532               22,431               21,980              22,768
 04/30/1997            22,930               22,828               22,354              23,109
 05/31/1997            23,157               23,054               22,560              23,327
 06/30/1997            23,421               23,317               22,803              23,604
 07/31/1997            24,068               23,960               23,417              24,240
 08/31/1997            23,851               23,745               23,190              24,034
 09/30/1997            24,230               24,122               23,545              24,388
 10/31/1997            24,512               24,402               23,801              24,742
 11/30/1997            24,614               24,504               23,889              24,856
 12/31/1997            24,893               24,781               24,142              25,106
 01/31/1998            25,268               25,155               24,493              25,428
 02/28/1998            25,190               25,077               24,402              25,408
 03/31/1998            25,266               25,153               24,460              25,497
 04/30/1998            25,354               25,241               24,534              25,630
 05/31/1998            25,641               25,526               24,794              25,873
 06/30/1998            25,882               25,766               25,012              26,092
 07/31/1998            25,957               25,841               25,070              26,148
 08/31/1998            26,359               26,241               25,443              26,573
 09/30/1998            27,139               27,018               26,181              27,196
 10/31/1998            26,949               26,829               25,979              27,052
 11/30/1998            27,041               26,920               26,052              27,205
 12/31/1998            27,195               27,073               26,182              27,287
 01/31/1999            27,347               27,225               26,316              27,482
 02/28/1999            26,833               26,713               25,808              27,002
 03/31/1999            27,053               26,932               26,004              27,152
 04/30/1999            27,178               27,056               26,106              27,238
 05/31/1999            26,873               26,753               25,798              26,999
 06/30/1999            26,820               26,700               25,730              26,913
 07/31/1999            26,710               26,590               25,607              26,799
 08/31/1999            26,723               26,603               25,602              26,785
 09/30/1999            27,012               26,891               25,863              27,096
 10/31/1999            27,093               26,971               25,925              27,196
 11/30/1999            27,147               27,025               25,961              27,194
 12/31/1999            26,995               26,874               25,798              27,063
 01/31/2000            26,846               26,726               25,640              26,974
 02/29/2000            27,166               27,044               25,930              27,300
 03/31/2000            27,557               27,434               26,285              27,660



*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. Excluding the 1-year returns, these returns represent the blended performance of the Fund's retail class shares (for the period from 1/17/97) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in January 1997. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 31 for Footnotes, which include additional details.

--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
---------------------------------------------------------
less than 1 year                                      14%
---------------------------------------------------------
1-5 years                                             28%
---------------------------------------------------------
5-10 years                                            37%
---------------------------------------------------------
10-20 years                                           12%
---------------------------------------------------------
20-30 years                                            9%
---------------------------------------------------------
Duration:                                       4.5 years
---------------------------------------------------------

Sector Breakdown
---------------------------------------------------------
Mortgage-Backed Securities                          38.8%
---------------------------------------------------------
Corporate Bonds & Notes                             35.7%
---------------------------------------------------------
U.S. Treasury Obligations                            9.5%
---------------------------------------------------------
Asset-Backed Securities                              6.0%
---------------------------------------------------------
Other                                               10.0%
---------------------------------------------------------

Quality Breakdown:
---------------------------------------------------------
AAA                                                 58.6%
---------------------------------------------------------
AA                                                   7.2%
---------------------------------------------------------
A                                                   18.1%
---------------------------------------------------------
BBB                                                 12.2%
---------------------------------------------------------
BB                                                   3.4%
---------------------------------------------------------
B                                                    0.5%
---------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class A shares returned 1.85%, slightly underperforming the Lehman Aggregate Bond Index, which returned 1.87%. The Fund did outperform its Lipper Average, which returned 0.99%. The Fund also outperformed both the Lipper Average and the benchmark over the 5-, 10-year and since inception periods ended March 31, 2000.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program. Other sectors didn't participate in the rally due to mounting credit concerns.
     Yield gathering strategies and a focus on high quality were key to performance over the past year. Our overweight position mortgage-backed securities enhanced performance as their attractive yield offset their price decline. Selective emerging market investments, such as Mexico, which was upgraded to investment grade, also aided performance. More recently our migration to longer maturity Treasuries added modestly to performance. Underweighting corporate issues also helped, as these bonds underperformed amid supply concerns about credit quality. However, even though duration was kept below the benchmark, the Fund's intermediate maturity focus hurt performance as this segment was most effected by Fed tightening.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     In this environment, the manager anticipates keeping duration below the benchmark, but expects to emphasize longer-term Treasuries and shorter-term instruments to take advantage of the curve shape. The manager will continue to favor mortgages, but trade up for GNMAs where possible because the full faith and credit backing of these securities is valuable given the foreseen scarcity of Treasuries. Due to credit quality concerns, corporate debt selections will be limited to the highest quality and most liquid issues. The portfolio may maintain a modest position in short maturity, top-tier emerging markets, which should benefit from improving growth prospects.

March 31, 2000

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

     A few notes and definitions are needed for a complete understanding of the performance figures.
     Past performance is no guarantee of future results. Investment return will fluctuate, and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.
     Total return, both with and without a sales charge, has been presented. For shareholders who have not bought or sold shares during the period quoted, the non-adjusted figures are probably more meaningful than the adjusted figures. The adjusted figures for Class A shares include the effect of paying the maximum initial sales charge of either 4.5% (Long-Term U.S. Government, Foreign Bond, Global Bond II, Emerging Markets Bond, High Yield and Total Return Funds), 3.00% (Real Return Bond, Municipal Bond, Low Duration and StocksPLUS Funds) or 2.00% (Short-Term Fund). The adjusted figures for Class B shares include the effect of paying the contingent deferred sales charge (CDSC), which declines from 5% in the first year to 0% at the beginning of the seventh year. The adjusted figures for Class C shares include the effect of paying the 1% CDSC which may apply to shares redeemed during the first year of ownership.
     +Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended March 31, 2000.
     Duration is a measurement of a Fund's price sensitivity expressed in years. The credit quality of the investments in the portfolio does not apply to the stability or safety of the fund.
     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. 60% S&P 500/40% LBAG is an unmanaged index comprised of 60% of the return of the S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index. Salomon 3-Month T-Bill is an index representing monthly return equivalents of yield averages of the last 3 months Treasury Bill issues. First Boston Convertible bond is an unmanaged market index comprised of convertible bonds. Lipper Balanced Index is the 30 largest equal weighted Balanced Funds as compiled by Lipper, Inc. The J.P. Morgan Global Index (Hedged) is an index of currency-hedged U.S. and foreign government bonds. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The J.P. Morgan Emerging Markets Plus Index is an index of emerging-market bonds. The Lehman Municipal Bond Index is an index of municipal bonds. The Lehman BB Intermediate Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation-Linked Treasury Index is an index of inflation linked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Long-Term Treasury Index is an index of long-term government securities. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of large-capitalization companies.
     Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are total-return performance averages of those funds that are tracked by Lipper, with the investment objective noted. They do not take sales charges into account.
     PIMCO Stocks Funds and PIMCO Bond Funds (excluding Long-Term U.S. Govt. and Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. PIMCO Bond Funds (excluding Long-Term U.S. Govt) can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.
     An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
     For additional information on the PIMCO equity funds, contact your financial advisor to receive a prospectus that contains more complete information, including charges and expenses. Or contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-426-0107. Please read the prospectus carefully before you invest or send money.

Schedule of Investments

California Intermediate Municipal Bond
March 31, 2000


                                                              Principal
                                                                 Amount         Value
                                                                 (000s)        (000s)
-------------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 124.0%
-------------------------------------------------------------------------------------
California 112.7%
Anaheim, California Public Financing Authority
Revenue Bond, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                          $    150      $    151

Antioch California Public Financing Authority
Reassessement Revenue, Series 1998
5.500% due 09/02/2008                                               500           489

California Educational Facilities Authority,
Series 1997 A 5.700% due 10/01/2015                                 135           138

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                                   500           500

California Housing Financial Agency
Revenue Bonds, (AMBAC FHA Insured),
Series 1996 5.950% due 02/01/2011                                   100           104

California Pollution Control Financing Authority,
Series 1999 A 4.500% due 08/01/2003                                 150           149

California State Department Veteran Affairs
Home Revenue, Series 2000 4.900% due 12/01/2005                     500           501
5.000% due 12/01/2006                                               500           502

California State Department Water Center
Revenue Bonds, Series 1993 8.375% due 12/01/2003                    150           170

California State Economic Development Authority
Industrial, Series 1997 3.300% due 08/01/2027                       875           875
3.450% due 08/01/2027                                               380           380

California State General Obligation Bond,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                   400           471

California State General Obligation Bond, Series 1998
5.000% due 02/01/2023                                               120           109

California State General Obligation Bond,
Series 2000 5.250% due 03/01/2013                                   300           302
5.500% due 03/01/2015                                               500           507

California State School Improvement Note,
Series 2000 5.250% due 03/01/2005                                   100           103
5.000% due 03/01/2011                                               100           100

California State Veterans General Obligation Bond,
Series 1985 - AV 8.000% due 10/01/2005                               40            47

California State Veterans General Obligation Bond,
Series 1997 BL 5.300% due 12/01/2012                                400           401

Chico California Public Financing Authority Revenue,
(FSA Insured), Series 1996 5.200% due 04/01/2011                    485           494

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                   150           151

Los Angeles, California Airports Improvement Revenue Bonds,
(LOC - Wachovia Bank of Georgia Insured), Series 1984
3.500% due 12/01/2024 (b)                                           100           100

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999 A 4.600% due 10/01/2007                  150           149

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999 C
4.750% due 07/01/2010                                                30            30

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993 A1 7.250% due 03/01/2007              150           173

Pacific Housing & Finance Agency Revenue Bonds,
(MBIA Insured), Series 1999
4.625% due 12/01/2004                                               250           248

Redding California Electric System Revenue Partnership,
Series 1993 5.684% due 06/28/2019                                   500           494

Regional Airports Import Corporation Los Angeles California,
Series 1989 3.600% due 12/01/2025                                   300           300

Sacramento California Municipal Utilitiy District Revenue,
Series 1983 9.000% due 04/01/2013                                   960         1,207

San Francisco California City & County Airport Community
Revenue, Series 1998 5.500% due 05/01/2015                          300           300

San Francisco California City,
Series 1999 4.750% due 05/01/2004                                   500           501

San Francisco, CA City & County Airport Revenue Bonds,
(MBIA Insured), Series 1996 8.000% due 05/01/2005                   500           573

San Jose, California Unified School District, (MBIA Insured),
Series 1998 4.000% due 08/01/2008                                   100            93

San Pablo California Redevelopment Agency Revenue,
Series 1979 8.000% due 10/01/2011                                   145           167

Santa Margarita/Dana Point Authority California Revenue,
(MBIA Insured), Series 1994 7.250% due 08/01/2006                   150           171

South Tahoe California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                                   150           152

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015                 110           105

Stockton California Certificate Participation,
Series 1999 4.750% due 08/01/2006                                   120           119
                                                                             ----------
                                                                               11,526
                                                                             ==========
Puerto Rico 11.3%
Puerto Rico Commonwealth Highway & Transportation
Authority, Series 1993 5.200% due 07/01/2003                        500           505

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured)
Series 1998 5.250% due 07/01/2010                                   150           153

Puerto Rico Public Finance Corp. Revenue Bond,
(AMBAC Insured), Series 1998 A 5.000% due 06/01/2007                500           504
                                                                             ----------
                                                                                1,162
                                                                             ----------
Total Municipal Bonds & Notes                                                  12,688
                                                                             ==========
(Cost $12,616)
---------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.0%
---------------------------------------------------------------------------------------
Commercial Paper 1.0%
R & T California Money Market
    2.660% due 04/03/2000                                           101           101
                                                                             ----------

Total Short-Term Instruments                                                      101
                                                                             ==========
(Cost $101)

Total Investments (a) 125.0%                                                 $ 12,789
(Cost $12,717)

Other Assets and Liabilities (Net) (25.0%)                                     (2,561)
                                                                             ----------

Net Assets 100.0%                                                            $ 10,228
                                                                             ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $12,717 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                                     $     86

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                        (14)
                                                                             ----------

Unrealized appreciation-net                                                  $     72
                                                                             ==========


(b) Variable rate security. The rate listed is as of March 31, 2000.

32  See accompanying notes

Schedule of Investments
Convertible Fund
March 31, 2000                                       Principal
                                                        Amount           Value
                                                        (000s)          (000s)

-------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES (c)(d) 77.5%
-------------------------------------------------------------------------------
Banking & Finance 5.4%
ACOM Co. Ltd.
   0.000% due 03/31/2002                           JY   50,000       $     576
Bell Atlantic Financial Services
   5.750% due 04/01/2003                            $      740             740
Deutsche Bank Financial
   0.000% due 02/12/2017                                   850             401
Exchangeable Certs Corp.
   0.625% due 03/02/2005                                 3,300           3,145
   0.250% due 07/17/2006                                 1,000           1,200
Hellenic Finance
   2.000% due 07/15/2003                           EC      500             480
Merrill Lynch & Co.
   1.000% due 07/20/2006                            $    1,775           1,742
Morgan Stanley, Dean Witter, Discover and Co.
   0.000% due 03/02/2006                                   740             625
Swiss Life Financial Ltd.
   2.000% due 05/20/2003                                 1,100           1,065
                                                                     ----------
                                                                         9,974
                                                                     ==========
Consumer Discretionary 1.1%
Costco Wholesale Corp.
   0.000% due 08/19/2017                                 1,700           2,031
                                                                     ----------

Energy 3.3%
Devon Energy Corp.
   4.900% due 08/15/2008                                 1,900           1,912
Diamond Offshore Drilling
   3.750% due 02/15/2007                                 3,560           4,090
                                                                     ----------
                                                                         6,002
                                                                     ==========
Health Care 3.2%
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                   750           1,037
Wellpoint Health Network
   0.000% due 07/02/2019                                 7,200           4,869
                                                                     ----------
                                                                         5,906
                                                                     ==========
Industrial 7.8%
American Tower Corp.
   5.000% due 02/15/2010                                 1,500           1,692
Centocor, Inc.
   4.750% due 02/15/2005                                 2,100           2,336
Checkfree Holdings Corp.
   6.500% due 12/01/2006                                 1,600           1,824
Roche Holdings, Inc.
   0.000% due 01/19/2015                                 5,950           5,035
Young & Rubicam, Inc.
   3.000% due 01/15/2005                                 3,810           3,543
                                                                     ----------
                                                                        14,430
                                                                     ==========
Technology 50.2%
Aether Systems, Inc.
   6.000% due 03/22/2005                                 3,300           3,168
Alkmeres, Inc.
   3.750% due 02/15/2007                                 3,000           2,535
ASM Lithography Holding
   4.250% due 11/30/2004                                 2,000           2,380
   2.500% due 04/09/2005                           DG    1,500           1,302
Commscope, Inc.
   4.000% due 12/15/2006                            $    3,820           4,584
Comverse Technology, Inc.
   4.500% due 07/01/2005                                   100             430
Conexant Systems, Inc.
   4.250% due 05/01/2006                                 1,000           3,193
DSC Communications Corp.
   7.000% due 08/01/2004                                 3,000           3,180
EMC Corp.
   6.000% due 05/15/2004                                 3,350           5,150
Exodus Communications
   4.750% due 07/15/2008                                 2,000           4,123
Hewlett-Packard Co.
   0.000% due 10/14/2017                                 6,400           4,944
I2 Technologies, Inc.
   5.250% due 12/15/2006                                 2,500           4,494
Intel Corp.
   4.000% due 09/01/2004                                   800           3,473
Internet Initiative Japanese
   1.750% due 03/31/2005                           JY  120,000           1,168
Interpublic Group Co., Inc
   1.870% due 06/01/2006                            $    1,850           1,875
Juniper Networks, Inc.
   4.750% due 03/15/2007                                 2,600           2,594
Kulicke & Soffa Industries, Inc.
   4.750% due 12/15/2006                                 2,400           3,801
Lattice Semiconductor Co.
   4.750% due 11/01/2006                                 1,600           2,936
Level 3 Communications, Inc.
   6.000% due 03/15/2010                                 2,700           2,663
Liberty Media Group
   4.000% due 11/15/2029                                 3,200           5,004
LSI Logic Corp.
   4.250% due 03/15/2004                                   500           2,339
Nextel Communications
   5.240% due 01/15/2010                                 4,000           4,785
Sanmina Corp.
   4.250% due 05/01/2004                                   700           1,147
SCI Systems, Inc.
   3.000% due 03/15/2007                                 2,100           2,315
Stmicroelectron
   0.000% due 09/22/2009                                 3,300           5,610
U.S. Cellular Corp.
   0.000% due 06/15/2015                                 3,600           2,461
Ventro Corp.
   6.000% due 04/01/2007                                 2,000           2,026
Veritas Software Corp.
   1.856% due 08/13/2006                                 1,000           3,837
Xerox Corp.
   0.570% due 04/21/2018                                 9,050           4,887
                                                                     ----------
                                                                        92,404
                                                                     ==========
Utilities 6.5%
AES Corp.
   4.500% due 08/15/2005                                   750           1,159
Alliant Energy Resources Cvt. Pfd.
   7.250% due 01/02/2000                                    60           4,897
Clear Channel Communications
   2.625% due 04/01/2003                                 3,800           4,683
Kerr-McGee Corp.
   5.250% due 02/15/2010                                 1,000           1,161
                                                                     ----------
                                                                        11,900
                                                                     ----------
Total Convertible Bonds & Notes                                        142,647
(Cost $119,988)                                                      ==========

-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 17.3%
-------------------------------------------------------------------------------
                                                        Shares
Energy 3.2%
Apache Corp. Cvt. Pfd.
6.500% due 05/15/2002                                   17,000       $     765
Coastal Corp. Cvt. Pfd.
6.625% due 08/16/2002                                   80,000           2,265
Kerr-McGee Corp. Cvt. Pfd.
5.500% due 08/01/2004                                   63,900           2,875
                                                                     ----------
                                                                         5,905
                                                                     ==========

                                                      See accompanying notes  33

Convertible Fund
March 31, 2000
                                                                      Value
                                                  Shares             (000s)
--------------------------------------------------------------------------------
Industrial 9.5%
Decs Trust VI Cvt. Pfd.
    6.250% due 11/15/2002                         40,000          $       3,400
Georgia Pacific Group Cvt. Pfd.
    7.500% due 08/16/2002                         55,000                  2,358
Qwest Trends Trust Cvt. Pfd.
    5.750% due 11/17/2003                         33,000                  2,591
Sealed Air Corp. Cvt. Pfd.
    4.000% due 04/01/2018                          2,000                    104
Times Mirror Co. Cvt. Pfd.
    4.250% due 03/15/2001                          4,000                    424
Tribune Co. Cvt. Pfd.
    2.000% due 05/15/2029                         43,000                  6,085
UnitedGlobalCom, Inc. Cvt. Pfd.
    7.000% due 12/31/2049                         37,500                  2,513
                                                                  --------------
                                                                         17,475
                                                                  ==============
Utilities 4.6%
Cox Communications, Inc. Cvt. Pfd.
    7.000% due 08/16/2002                         57,300                  3,639
Enron Corp. Cvt. Pfd.
    7.000% due 07/31/2002                         58,000                  1,280
MediaOne Group, Inc. Cvt. Pfd.
    6.250% due 08/15/2001                          9,500                  1,128
Reliant Energy, Inc. Cvt. Pfd.
    7.000% due 07/01/2000                         15,000                  2,385
                                                                  --------------
                                                                          8,432
                                                                  --------------
Total Convertible Preferred Stock                                        31,812
(Cost $26,513)                                                    ==============

--------------------------------------------------------------------------------
COMMON STOCKS 0.9%
--------------------------------------------------------------------------------
Communications 0.9%
Leap Wireless International, Inc. (b)                344                     34
Qualcomm, Inc. (b)                                11,011                  1,644
                                                                  --------------
Total Common Stocks                                                       1,678
(Cost $1,608)                                                     ==============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 6.1%
--------------------------------------------------------------------------------
                                               Principal
                                                  Amount
                                                  (000s)
Commercial Paper 5.7%
Eastman Kodak Co.
    6.030% due 06/06/2000                      $     300                    297
Federal National Mortgage Association
    6.000% due 06/22/2000                         10,200                 10,057
Motorola, Inc.
    6.090% due 06/30/2000                            200                    197
                                                                  --------------
                                                                         10,551
                                                                  ==============
Repurchase Agreement 0.4%
State Street Bank
    5.600% due 04/03/2000                            696                    696
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $714
    Repurchase proceeds are $696.)
                                                                  --------------
Total Short-Term Instruments                                             11,247
(Cost $11,254)                                                    ==============

Total Investments (a) 101.8%                                          $ 187,384
(Cost $159,363)

Other Assets and Liabilities (Net) (1.8%)                                (3,353)
                                                                  --------------

Net Assets 100.0%                                                     $ 184,031
                                                                  ==============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $159,553 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $      30,163

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,332)
                                                                  --------------

Unrealized appreciation-net                                       $      27,831
                                                                  ==============
(b) Non-income producing security.

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                               Principal
                                  Amount                              Unrealized
                              Covered by        Settlement         Appreciation/
Type         Currency           Contract             Month        (Depreciation)
--------------------------------------------------------------------------------
Sell         EC                    1,292           04/2000        $          10
Buy          JY                   66,616           05/2000                  (16)
                                                                  --------------
                                                                  $          (6)
                                                                  ==============

(d) Principal amount denoted in indicated currency:

         EC - Euro
         JY - Japanese Yen

34  See accompanying notes

Schedule of Investments
Emerging Markets Bond Fund
March 31, 2000                                Principal
                                                 Amount                Value
                                                 (000s)               (000s)
----------------------------------------------------------------------------
ARGENTINA 5.5%
----------------------------------------------------------------------------
Republic of Argentina
    6.813% due 03/31/2005 (d)                $    1,040          $      975
    6.875% due 03/31/2023 (d)                       650                 548
                                                                 -----------
Total Argentina                                                       1,523
(Cost $1,533)                                                    ===========

----------------------------------------------------------------------------
BRAZIL 23.9%
----------------------------------------------------------------------------
Government of Brazil
    6.938% due 04/15/2006 (d)                $    3,149               2,858
    8.000% due 04/15/2014                         4,634               3,470
    6.938% due 04/15/2024                           400                 320
                                                                 -----------
Total Brazil                                                          6,648
(Cost $5,990)                                                    ===========

----------------------------------------------------------------------------
BULGARIA 4.5%
----------------------------------------------------------------------------
Republic of Bulgaria
    7.063% due 07/28/2011 (d)                $      250                 198
    7.063% due 07/28/2024 (d)                     1,310               1,052
                                                                 -----------
Total Bulgaria                                                        1,250
(Cost $1,167)                                                    ===========

----------------------------------------------------------------------------
COLOMBIA 2.1%
----------------------------------------------------------------------------
Republic of Colombia
    8.700% due 02/15/2016                    $      130                  97
   11.750% due 02/25/2020                           500                 488
                                                                 -----------
Total Colombia                                                          585
(Cost $588)                                                      ===========

----------------------------------------------------------------------------
CROATIA 1.4%
----------------------------------------------------------------------------
Republic of Croatia
    7.063% due 07/31/2006 (d)                $      423                 401
                                                                 -----------
Total Croatia                                                           401
(Cost $403)                                                      ===========

----------------------------------------------------------------------------
JORDAN 4.1%
----------------------------------------------------------------------------
Kingdom of Jordan
    5.500% due 12/23/2023                    $    1,650               1,128
                                                                 -----------
Total Jordan                                                          1,128
(Cost $1,114)                                                    ===========

----------------------------------------------------------------------------
MEXICO 17.3%
----------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                    $      300                 286
Grupo Televisa SA
   13.250% due 05/15/2008 (d)                     1,025               1,012
Petroleos Mexicanos
    9.500% due 09/15/2027                         1,100               1,136
United Mexican States
    0.000% due 06/30/2003                           617                   0
   10.375% due 02/17/2009                           200                 216
    6.250% due 12/31/2019                         1,800               1,536
   11.500% due 05/15/2026                           500                 618
                                                                 ------------
Total Mexico                                                          4,804
(Cost $4,620)                                                    ===========

----------------------------------------------------------------------------
MOROCCO 1.5%
----------------------------------------------------------------------------
Republic of Morocco
    6.938% due 01/01/2009                    $      465                 412
                                                                 -----------
Total Morocco                                                           412
(Cost $412)                                                      ===========

----------------------------------------------------------------------------
NIGERIA 0.0%
----------------------------------------------------------------------------
Central Bank of Nigeria Warrants
    0.000% due 11/15/2020                    $        0                   0
                                                                 -----------
Total Nigeria                                                             0
(Cost $0)                                                        ===========

----------------------------------------------------------------------------
PANAMA 3.4%
----------------------------------------------------------------------------
Republic of Panama
    4.250% due 07/17/2014                    $      500                 404
    8.875% due 09/30/2027                           335                 295
    9.375% due 04/01/2029                           250                 239
                                                                 -----------
Total Panama                                                            938
(Cost $927)                                                      ===========

----------------------------------------------------------------------------
PERU 6.4%
----------------------------------------------------------------------------
Republic of Peru
    3.750% due 03/07/2017                    $      200                 124
    4.500% due 03/07/2017 (d)                     2,510               1,672
                                                                 -----------
Total Peru                                                            1,796
(Cost $1,872)                                                    ===========

----------------------------------------------------------------------------
PHILIPPINES 1.2%
----------------------------------------------------------------------------
Republic of Philippines
    6.875% due 12/01/2007                    $       71                  65
    9.875% due 01/15/2019                           285                 258
                                                                 -----------
Total Philippines                                                       323
(Cost $342)                                                      ===========

----------------------------------------------------------------------------
POLAND 3.0%
----------------------------------------------------------------------------
Republic of Poland
    3.500% due 10/27/2024 (d)                $    1,375                 853
                                                                 -----------
Total Poland                                                            853
(Cost $852)                                                      ===========

----------------------------------------------------------------------------
RUSSIA 6.3%
----------------------------------------------------------------------------
Russian Federation
    9.250% due 11/27/2001                    $      100                  92
    8.750% due 07/24/2005                           700                 525
    6.058% due 12/15/2015 (d)                       505                 147
   12.750% due 06/24/2028                            50                  43
Russian Reconstruction Loan
    6.906% due 12/15/2020 (d)                     3,300                 952
                                                                 -----------
Total Russia                                                          1,759
(Cost $1,151)                                                    ===========

----------------------------------------------------------------------------
SOUTH KOREA 3.8%
----------------------------------------------------------------------------
Korea Development Bank
    9.450% due 03/15/2001                    $      125                 127
    7.125% due 04/22/2004                           250                 240
Korean Export-Import Bank
    7.100% due 03/15/2007                            50                  49
Republic of Korea
    8.750% due 04/15/2003                           200                 204
    8.875% due 04/15/2008                           425                 441
                                                                 -----------
Total South Korea                                                     1,061
(Cost $1,060)                                                    ===========

----------------------------------------------------------------------------
TUNISIA 1.1%
----------------------------------------------------------------------------
Banque Centrale De Tunisie
    8.250% due 09/19/2027                    $      350                 316
                                                                 -----------
Total Tunisia                                                           316
(Cost $297)                                                      ===========

----------------------------------------------------------------------------
TURKEY 0.7%
----------------------------------------------------------------------------
Export Credit Bank of Turkey
    8.385% due 08/18/2000                    $      100                 100
   11.500% due 02/25/2005                           100                 100
                                                                 -----------
Total Turkey                                                            200
(Cost $199)                                                      ===========


                                                      See accompanying notes  35

Emerging Markets Bond Fund
March 31, 2000                                     Principal
                                                      Amount              Value
                                                      (000s)             (000s)
--------------------------------------------------------------------------------
VENEZUELA 6.7%
--------------------------------------------------------------------------------
Republic of Venezuela
    7.000% due 12/18/2007 (d)                       $  1,143         $      919
    6.750% due 03/31/2020                              1,100                790
    0.000% due 04/15/2020                                  6                  0
    9.250% due 09/15/2027                                250                165
                                                                     -----------
Total Venezuela                                                           1,874
(Cost $1,890)                                                        ===========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 5.1%
--------------------------------------------------------------------------------
Commercial Paper 4.6%
E.I. Du Pont de Nemours
    6.030% due 06/08/2000                                400                394
General Motors Acceptance Corp.
    6.040% due 05/03/2000                                500                497
Monsanto Co.
    6.060% due 06/01/2000                                300                297
USAA Capital Corp.
    6.030% due 05/15/2000                                100                 99
                                                                     -----------
                                                                          1,287
                                                                     ===========
Repurchase Agreement 0.5%
State Street Bank
    5.600% due 04/03/2000                                123                123
(Dated 03/31/2000. Collateralized by
Federal National Mortgage Association
0.000% due 08/01/2000 valued at $127
Repurchase proceeds are $123.)                                       -----------
Total Short-Term Instruments                                              1,410
(Cost $1,412)                                                        ===========

Total Investments (a) 98.3%                                          $   27,281
(Cost $25,829)

Other Assets and Liabilities (Net) 1.7%                                     566
                                                                     -----------

Net Assets 100.0%                                                    $   27,847
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $25,997 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                             $    1,703

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                                 (419)
                                                                     -----------

Unrealized appreciation-net                                          $    1,284
                                                                     ===========

(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                                  Principal
                                                     Amount           Unrealized
                              Covered by         Settlement        Appreciation/
Type         Currency           Contract              Month       (Depreciation)
--------------------------------------------------------------------------------
Buy                EC                419            04/2000          $      (3)
Sell                                  93            04/2000                 10
Buy                                  263            08/2000                (18)
Buy                HF             30,000            04/2000                 (3)
Buy                               25,000            08/2000                 (3)
Buy                              125,000            09/2000                (20)
Buy                               35,000            11/2000                 (5)
Buy                PN                250            12/2000                  3
Buy                                  200            01/2001                  2
Buy                PZ              2,750            02/2001                 21
Sell                               1,000            04/2000                  2
                                                                     -----------
                                                                     $     (14)
                                                                     ===========

(c) Principal amount denoted in indicated currency:

         EC - Euro
         HF - Hugarian Forint
         PN - Peruvian New Sol
         PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of March 31, 2000.

36  See accompanying notes

Schedule of Investments
Foreign Bond Fund
March 31, 2000                                     Principal
                                                      Amount              Value
                                                      (000s)             (000s)
--------------------------------------------------------------------------------
ARGENTINA (f)(g) 0.4%
--------------------------------------------------------------------------------
Republic of Argentina
    5.000% due 12/20/2002                       JY   219,000        $     2,154
                                                                    ------------
Total Argentina                                                           2,154
(Cost $1,716)                                                       ============

--------------------------------------------------------------------------------
ARUBA (f)(g) 0.4%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
    3.500% due 07/18/2012                       JY   200,000              2,001
                                                                    ------------
Total Aruba                                                               2,001
(Cost $1,900)                                                       ============

--------------------------------------------------------------------------------
AUSTRALIA (f)(g) 3.0%
--------------------------------------------------------------------------------
Bankers Trust Australia
    6.409% due 06/02/2008 (d)                    $     4,800              4,658
General Electric Capital Australia Funding
    6.750% due 09/15/2007                       A$       750                451
General Motors Acceptance Corp.
    3.967% due 03/25/2002                       EC    10,300              9,855
Registered Australian Mortgage Securities
    4.017% due 09/26/2032 (d)                          1,400              1,339
                                                                    ------------
Total Australia                                                          16,303
(Cost $16,641)                                                      ============

--------------------------------------------------------------------------------
BELGIUM (f)(g) 0.8%
--------------------------------------------------------------------------------
Kingdom of Belgium
    9.000% due 03/28/2003                       EC         5                  5
    6.750% due 11/21/2004 (d)                   BF   183,200              4,638
                                                                    ------------
Total Belgium                                                             4,643
(Cost $6,064)                                                       ============

--------------------------------------------------------------------------------
BRAZIL 0.2%
--------------------------------------------------------------------------------
Government of Brazil
    7.000% due 01/01/2001 (d)                    $       295                294
    6.938% due 04/15/2006 (d)                            940                853
                                                                    ------------
Total Brazil                                                              1,147
(Cost $1,135)                                                       ============

--------------------------------------------------------------------------------
BULGARIA 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
    7.063% due 07/28/2011 (d)                    $     2,670              2,116
    7.063% due 07/28/2024 (d)                          2,600              2,090
                                                                    ------------
Total Bulgaria                                                            4,206
(Cost $3,931)                                                       ============

--------------------------------------------------------------------------------
CANADA (f)(g) 5.7%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
    6.350% due 04/01/2002                       C$     3,440              2,364
Commonwealth of Canada
    5.250% due 09/01/2003 (j)                            640                430
    6.625% due 10/03/2007                       N$    20,830              9,665
    6.000% due 06/01/2008 (j)                   C$    17,130             11,814
Hydro-Quebec
    3.527% due 04/25/2000                       DM     5,000              2,444
Providence of Manitoba
   11.000% due 08/15/2000                       C$     5,000              3,512
Sears Canada
   11.700% due 07/10/2000                              1,000                699
                                                                    ------------
Total Canada                                                             30,928
(Cost $33,075)                                                      ============

--------------------------------------------------------------------------------
CAYMAN ISLANDS (f)(g) 4.5%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C
    5.300% due 09/21/2000                       JY   200,000              1,948
Capital Credit Card Corp.
    5.625% due 10/15/2004                       DM     2,800              1,384
Daiwa International Finance Cayman
    5.000% due 12/28/2004                       JY   300,000              3,021
MBNA American Euro
    3.589% due 05/19/2004 (d)                   EC     8,100              7,734
Residential Reinsurance
    9.761% due 06/01/2000 (d)                    $     7,100              7,049
Sakura Capital Funding
    7.020% due 09/29/2049 (d)                          3,600              3,470
                                                                    ------------
Total Cayman Islands                                                     24,606
(Cost $25,353)                                                      ============

--------------------------------------------------------------------------------
COLOMBIA (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Colombia
    3.000% due 12/22/2000                       JY   150,000              1,412
                                                                    ------------
Total Colombia                                                            1,412
(Cost $1,154)                                                       ============

--------------------------------------------------------------------------------
DENMARK (f)(g) 1.3%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
    5.000% due 10/01/2029                       DK    33,112              3,764
Realkredit Danmark Mortgage
    5.000% due 10/01/2029                                 27                  3
Unikredit Realkredit
    5.000% due 10/01/2029                             27,918              3,167
                                                                    ------------
Total Denmark                                                             6,934
(Cost $8,159)                                                       ============

--------------------------------------------------------------------------------
FRANCE (f)(g) 1.9%
--------------------------------------------------------------------------------
AXA
    2.500% due 01/01/2014                       EC       835                792
Republic of France
    3.000% due 07/25/2009 (b)                          3,078              2,775
    4.000% due 10/25/2009 (j)                          8,200              7,059
                                                                    ------------
Total France                                                             10,626
(Cost $11,826)                                                      ============

--------------------------------------------------------------------------------
GERMANY (f)(g) 6.2%
--------------------------------------------------------------------------------
Barclays Capital Corp.
    3.246% due 12/20/2000                       DM     2,000                977
Hypothekenbank in Essen AG
    4.750% due 08/11/2008 (j)                   EC     2,360              2,128
Republic of Germany
    0.000% due 01/04/2010 (j)                         15,668             15,151
    6.500% due 07/04/2027 (j)                         14,170             15,030
Treuhandanstalt
    7.500% due 09/09/2004 (j)                            340                358
                                                                    ------------
Total Germany                                                            33,644
(Cost $39,123)                                                      ============

--------------------------------------------------------------------------------
GREECE (f)(g) 4.1%
--------------------------------------------------------------------------------
CSFP Credit
    6.601% due 11/19/2004 (d)                    $    19,000             19,171
Hellenic Finance
    2.000% due 07/15/2003                       EC     1,600              1,535
Hellenic Republic
   10.200% due 05/19/2003 (d)                   GD   100,000                296
   10.180% due 06/17/2003 (d)                        107,400                318
   10.240% due 10/23/2003 (d)                        376,000              1,122
                                                                    ------------
Total Greece                                                             22,442
(Cost $22,938)                                                      ============

--------------------------------------------------------------------------------
ITALY (f)(g) 4.0%
--------------------------------------------------------------------------------
Island Finance
    4.326% due 03/30/2015 (d)                   EC     2,300              2,200
Republic of Italy
    4.250% due 11/01/2009 (j)                          4,110              3,591
    6.500% due 11/01/2027 (j)                         10,916             11,378
    5.250% due 11/01/2029 (j)                          5,530              4,871
                                                                    ------------
Total Italy                                                              22,040
(Cost $24,643)                                                      ============

                                                      See accompanying notes  37

Foreign Bond Fund
March 31, 2000


                                                          Principal
                                                             Amount          Value
                                                             (000s)         (000s)
-----------------------------------------------------------------------------------
JAPAN (f)(g) 1.0%
-----------------------------------------------------------------------------------
International Credit Receivable Japan 1 Tranche A
    0.478% due 11/22/2004 (d)                          JY   125,137    $     1,219
International Credit Receivable Japan 1 Tranche B
    0.578% due 11/22/2004 (d)                               200,000          1,948
SHL Corp. Ltd.
    0.871% due 12/25/2024 (d)                                76,000            740
    0.540% due 12/25/2024 (d)                               137,982          1,377
                                                                       ------------
Total Japan                                                                  5,284
(Cost $4,956)                                                          ============


-----------------------------------------------------------------------------------
MEXICO (f)(g) 2.6%
-----------------------------------------------------------------------------------
Petroleos Mexicanos
    8.850% due 09/15/2007                               $     1,040          1,011
    9.375% due 12/02/2008                                     1,290          1,325
United Mexican States
    6.930% due 04/07/2000 (d)                                 6,000          6,000
    8.750% due 05/30/2002                              BP       270            434
   10.375% due 01/29/2003                              DM     2,575          1,383
    4.000% due 03/11/2004                              JY   130,000          1,300
    7.500% due 03/08/2010                              EC     2,300          2,232
    6.250% due 12/31/2019                                       500            428
                                                                       ------------
Total Mexico                                                                14,113
(Cost $14,072)                                                         ============

-----------------------------------------------------------------------------------
NETHERLANDS (f)(g) 2.2%
-----------------------------------------------------------------------------------
Bank of Japan
    2.140% due 11/16/2009                              JY   200,000          1,950
KPNQWest BV
    7.125% due 06/01/2009                              EC     3,700          3,479
Mannesmann Finance BV
    4.750% due 05/27/2009                                     3,700          3,163
Tecnost International NV
    5.616% due 06/23/2004 (d)                                 1,430          1,404
Telekomunikacja Polska SA
    7.750% due 12/10/2008                               $     2,120          2,058
                                                                       ------------
Total Netherlands                                                           12,054
(Cost $12,614)                                                         ============

-----------------------------------------------------------------------------------
NEW ZEALAND (f)(g) 2.3%
-----------------------------------------------------------------------------------
Commonwealth of New Zealand
    7.000% due 07/15/2009 (j)                          N$     9,189          4,575
    4.500% due 02/15/2016 (b)(j)                             16,500          8,036
                                                                       ------------
Total New Zealand                                                           12,611
(Cost $14,033)                                                         ============

-----------------------------------------------------------------------------------
PANAMA 0.2%
-----------------------------------------------------------------------------------
Republic of Panama
    8.875% due 09/30/2027                               $     1,100            969
                                                                       ------------
Total Panama                                                                   969
(Cost $974)                                                            ============

-----------------------------------------------------------------------------------
PHILIPPINES (f)(g) 0.7%
-----------------------------------------------------------------------------------
Republic of Philippines
    8.000% due 09/17/2004                              EC     2,420          2,340
    6.875% due 12/01/2009 (d)                           $     1,368          1,293
                                                                       ------------
Total Philippines                                                            3,633
(Cost $3,932)                                                          ============

-----------------------------------------------------------------------------------
POLAND 0.0%
-----------------------------------------------------------------------------------
Republic of Poland
    3.500% due 10/27/2024 (d)                           $       105             65
                                                                       ------------
Total Poland                                                                    65
(Cost $64)                                                             ============

-----------------------------------------------------------------------------------
PORTUGAL (f)(g) 1.8%
-----------------------------------------------------------------------------------
Portugal Government
    3.950% due 07/15/2009 (j)                          EC    11,770         10,024
                                                                       ------------
Total Portugal                                                              10,024
(Cost $10,981)                                                         ============

-----------------------------------------------------------------------------------
SOUTH KOREA (f)(g) 1.9%
-----------------------------------------------------------------------------------
Korea Development Bank
    3.610% due 05/14/2001 (d)                          DM     7,310          3,525
    2.770% due 05/21/2001                              JY   400,000          3,974
    1.875% due 02/13/2002                                    13,000            127
Korean Export-Import Bank
    7.250% due 06/25/2001                               $     1,945          1,939
    6.500% due 02/10/2002                                       800            776
                                                                       ------------
Total South Korea                                                           10,341
(Cost $10,094)                                                         ============

-----------------------------------------------------------------------------------
SPAIN (f)(g) 6.2%
-----------------------------------------------------------------------------------
Kingdom of Spain
    5.150% due 07/30/2009 (j)                          EC    29,010         27,282
    6.000% due 01/31/2029 (j)                                 6,483          6,394
                                                                       ------------
Total Spain                                                                 33,676
(Cost $37,480)                                                         ============

-----------------------------------------------------------------------------------
SUPRANATIONAL (f)(g) 7.4%
-----------------------------------------------------------------------------------
Eurofima
    4.750% due 07/07/2004 (j)                          SK    60,900          6,697
European Investment Bank
    7.000% due 12/08/2003                              BP     6,300         10,083
    6.000% due 11/26/2004 (j)                                 1,500          2,327
    5.375% due 08/28/2007                              NK     2,400            264
Inter-American Development Bank
    7.125% due 11/26/2004                              BP     1,750          2,833
International Bank for Reconstruction & Development
    6.875% due 07/14/2000                                     2,500          3,987
    7.000% due 09/18/2000                              N$     6,400          3,185
    7.250% due 04/09/2001                                     6,400          3,178
    7.000% due 06/07/2002                              BP     1,100          1,758
    7.250% due 05/27/2003                              N$    10,670          5,202
World Bank
   10.250% due 04/11/2002                              PP    31,000            712
                                                                       ------------
Total Supranational                                                         40,226
(Cost $43,035)                                                         ============

-----------------------------------------------------------------------------------
SWEDEN (f)(g) 0.9%
-----------------------------------------------------------------------------------
Kingdom of Sweden
   13.000% due 06/15/2001                              SK    11,200          1,418
    5.000% due 01/15/2004 (j)                                14,100          1,619
    0.000% due 04/01/2004 (b)                                18,911          1,995
                                                                       ------------
Total Sweden                                                                 5,032
(Cost $5,235)                                                          ============

-----------------------------------------------------------------------------------
TUNISIA (f)(g) 0.3%
-----------------------------------------------------------------------------------
Banque Centrale De Tunisie
    7.500% due 08/06/2009                              EC     1,500          1,459
                                                                       ------------
Total Tunisia                                                                1,459
(Cost $1,525)                                                          ============


-----------------------------------------------------------------------------------
UNITED KINGDOM (f)(g) 5.8%
-----------------------------------------------------------------------------------
Abbey National Treasury Service
    7.625% due 12/30/2002                              BP     1,770          2,851
    5.250% due 01/21/2004                                     2,670          4,008
Bank of Scotland Capital Fund
    8.117% due 03/31/2049                                       850          1,352
Halifax Group Euro Finance
    7.627% due 12/29/2049 (d)                          EC       800            776
Halifax Group Sterling Finance
    7.881% due 12/29/2049 (d)                          BP     4,050          6,643


38  See accompanying notes


                                                          Principal
                                                             Amount                Value
                                                             (000s)               (000s)
-----------------------------------------------------------------------------------------
HAUS Limited
    3.850% due 12/10/2037 (d)                         EC      8,500        $       8,130
Polestar Corp. plc
   10.500% due 05/30/2008                             BP        170                  264
SCCR Series 1 Ltd.
    3.500% due 05/15/2000 (d)                         IL 15,380,000                7,595
                                                                           --------------
Total United Kingdom                                                              31,619
                                                                           ==============
(Cost $33,712)
-----------------------------------------------------------------------------------------
UNITED STATES (f)(g) 73.6%
-----------------------------------------------------------------------------------------
Asset-Backed Securities 6.0%
AES Corp.
    8.688% due 05/19/2001                              $      1,500                1,498
AFC Home Equity Loan Trust
    6.099% due 03/25/2027 (d)                                   975                  976
Americredit Automobile Receivable Trust
    5.880% due 12/05/2003                                       250                  248
AM-FM, Inc.
    7.500% due 11/19/2001                                       750                  747
    7.688% due 11/19/2001                                       750                  747
Amresco Residential Securities Mortgage Loan Trust
    6.595% due 06/25/2029 (d)                                 5,880                5,902
Banc One Auto Grantor Trust
    6.270% due 11/20/2003                                       432                  430
    6.290% due 07/20/2004                                       665                  660
Bayview Financial Acquisition
    6.429% due 02/25/2029 (d)                                   400                  400
Chase Manhattan Grantor Trust
    6.610% due 09/15/2002                                       280                  280
Contimortgage Home Equity Loan Trust
    6.174% due 10/15/2012 (d)                                 1,047                1,046
    6.010% due 12/25/2013                                     8,510                8,455
Daimler-Benz Vehicle Trust
    5.230% due 12/20/2001                                       703                  703
Emergent Home Equity Loan Trust
    6.745% due 05/15/2012                                        71                   70
EQCC Home Equity Loan Trust
    5.770% due 03/20/2029                                     2,767                2,747
    6.321% due 03/20/2029                                       609                  609
First Security Auto Owner Trust
    5.311% due 04/15/2002                                       524                  524
Illinois Power Special Purpose Trust
    5.390% due 06/25/2002                                        21                   21
Nissan Auto Receivables Grantor Trust
    5.450% due 04/15/2004                                     2,468                2,437
PSB Lending Home Loan Owner Trust
    6.830% due 05/20/2018                                     1,630                1,598
USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                     1,043                1,033
Voicestream
    8.837% due 02/15/2009                                     2,000                1,978
                                                                           --------------
                                                                                  33,109
                                                                           ==============
Corporate Bonds & Notes 19.4%
Abbey National Capital Trust I
    8.963% due 12/29/2049 (d)                                 2,000                2,043
AES Corp.
   10.250% due 07/15/2006                                       394                  384
Associates Corp. of North America
    6.210% due 08/27/2001 (d)                                 5,000                4,998
AT&T Capital Corp.
    6.310% due 04/23/2002 (d)                                   675                  677
Bancomext Trust Division
    8.000% due 08/05/2003                                       390                  385
Beckman Instruments, Inc.
    7.100% due 03/04/2003                                       344                  329
Buckeye Technologies, Inc.
    8.000% due 10/15/2010                                       394                  361
Building Materials Corp.
    7.750% due 07/15/2005                                       247                  219
    8.000% due 10/15/2007                                       267                  232
Calpine Corp.
    7.875% due 04/01/2008                                       485                  457
Capital One Bank
    6.750% due 07/28/2003 (d)                                12,000               11,995
Century Communications Corp.
    0.000% due 03/15/2003                                       537                  395
CMS Energy
    8.125% due 05/15/2002                                       385                  380
CSC Holdings, Inc.
    9.875% due 04/01/2023                                       385                  393
DaimlerChrysler Holdings
    6.380% due 08/23/2002 (d)                                 3,900                3,913
DQE Capital Corp.
    6.539% due 01/15/2002 (d)                                   800                  800
Echostar DBS Corp.
    9.250% due 02/01/2006                                       488                  472
Finova Capital Corp.
    6.390% due 06/18/2003 (d)                                 5,700                5,698
Flag Ltd.
    8.250% due 01/30/2008                                       385                  343
Ford Motor Credit Co.
    1.200% due 02/07/2005                             JY    619,000                5,957
Garden State Newspapers
    8.750% due 10/01/2009                              $        360                  322
General Motors Acceptance Corp.
    6.251% due 04/05/2004 (d)                                 2,800                2,792
    6.251% due 04/05/2004 (d)                                16,420               16,420
    6.875% due 09/09/2004                             BP      4,080                6,471
    1.250% due 12/20/2004                             JY    208,000                2,009
Gold Eagle
   11.453% due 04/16/2001                              $      2,500                2,497
Goldman Sachs Group
    6.640% due 02/19/2004 (d)                                 1,430                1,451
Hollinger International Publishing
    8.625% due 03/15/2005                                       294                  279
Household Finance Corp.
    5.125% due 06/24/2009                             EC      4,900                4,329
J.P. Morgan & Co.
    6.430% due 02/15/2012                              $      6,780                6,065
Jones Intercable, Inc.
    8.875% due 04/01/2007                                       427                  445
KBC Bank Fund Trust IV
    8.220% due 11/29/2049                             EC        800                  809
Lehman Brothers Holdings, Inc.
    6.700% due 11/30/2006 (d)                          $        905                  835
McLeodUSA, Inc.
    8.125% due 02/15/2009                                       585                  518
MGM Grand, Inc.
    6.950% due 02/01/2005                                       180                  165
Navistar International Corp.
    8.000% due 02/01/2008                                       329                  307
Polymer Group, Inc.
    9.000% due 07/01/2007                                       329                  288
Protective Life Funding Trust
    6.390% due 01/17/2003 (d)                                 1,200                1,200
Rogers Cantel, Inc.
    8.300% due 10/01/2007                                       385                  391
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (b)(d)                             12,891               12,664
    6.320% due 02/11/2003 (d)                                   400                  400
Silgan Holdings, Inc.
    9.000% due 06/01/2009                                       335                  315
Sprint Capital Corp.
    5.875% due 05/01/2004                                       690                  654
Texas Utilities Co.
    7.105% due 09/24/2001                                     2,600                2,614
TV Guide, Inc.
    8.125% due 03/01/2009                                       335                  332
Unisys Corp.
   12.000% due 04/15/2003                                       485                  514
World Color Press, Inc.
    8.375% due 11/15/2008                                       206                  206
                                                                           --------------
                                                                                 105,723
                                                                           ==============
Mortgage-Backed Securities 18.0%
Bank of America Mortgage Securities
    6.500% due 05/25/2029                                       307                  287
Chase Mortgage Finance Corp.
    6.550% due 08/25/2028                                     2,858                2,819


                                                      See accompanying notes  39

Foreign Bond Fund
March 31, 2000                                      Principal
                                                     Amount              Value
                                                     (000s)             (000s)
------------------------------------------------------------------------------
Citicorp Mortgage Securities, Inc.
    6.500% due 07/25/2028                            $    2,571     $    2,529
    6.500% due 03/25/2029                                   140            127
Crusade Global Trust
    6.400% due 02/15/2030 (d)                            14,400         14,436
Federal Home Loan Mortgage Corp.
    6.000% due 03/15/2008                                   890            874
    6.811% due 06/01/2022 (d)                             1,499          1,554
    7.080% due 08/01/2022 (d)                               859            888
    6.500% due 09/15/2022                                    77             75
Federal Home Loan Mortgage Corp.
    9.050% due 06/15/2019                                    61             62
Federal National Mortgage Assn
    6.914% due 07/01/2021 (d)                               877            910
    7.415% due 11/01/2022 (d)                             1,016          1,050
    7.574% due 01/01/2023 (d)                             1,389          1,420
    7.045% due 08/01/2023 (d)                             1,142          1,187
General Electric Capital Corp.
    5.125% due 01/12/2004                           BP    6,230          9,328
General Electric Capital Mortgage Services, Inc.
    6.250% due 07/25/2029                            $      500            477
Government National Mortgage Assn
    7.125% due 11/20/2021 (d)                               588            598
    6.375% due 05/20/2022 (d)                                53             54
    6.750% due 07/20/2022 (d)                               605            609
    6.750% due 09/20/2022 (d)                               396            400
    6.375% due 05/20/2023 (d)                               589            591
    6.750% due 07/20/2023 (d)                               674            679
    6.750% due 07/20/2023 (d)                               329            331
    6.750% due 08/20/2023 (d)                               309            312
    6.750% due 09/20/2023 (d)                             1,805          1,815
    6.750% due 09/20/2023 (d)                               772            776
    7.125% due 10/20/2023 (d)                             3,330          3,380
    7.125% due 10/20/2024 (d)                               265            269
    6.375% due 04/20/2025 (d)                               192            192
    6.750% due 07/20/2025 (d)                             4,499          4,514
    6.750% due 09/20/2025 (d)                               856            859
    7.125% due 12/20/2025 (d)                               333            337
    6.750% due 09/20/2026 (d)                               702            708
    6.375% due 04/20/2027 (d)                             1,733          1,731
    7.000% due 04/19/2030-05/24/2030 (d)(e)              11,700          7,493
    7.500% due 04/19/2030                                 5,900          5,847
Independent National Mortgage Corp.
    8.432% due 11/25/2024 (d)                                26             26
Medallion Trust
    6.471% due 03/17/2031 (d)                             5,900          5,900
Morgan Stanley Mortgage Trust
    8.150% due 07/20/2021                                     1              1
Prudential Home Mortgage Securities
    6.800% due 05/25/2024                                   448            406
Residential Funding Mortgage Securities, Inc.
    6.500% due 06/25/2029                                 1,235          1,049
    6.560% due 05/12/2032 (d)                            15,400         15,389
Sasco Floating Rate Commercial Mortgage
    6.280% due 11/20/2001 (d)                             2,995          3,002
Structured Asset Mortgage Investments, Inc.
    6.585% due 06/25/2029 (d)                             3,220          3,193
                                                                    ----------
                                                                        98,484
                                                                    ==========
Municipal Bonds & Notes 0.2%
Massachusetts State Turnpike Authority Metro
Highway System, (MBIA Insured), Series 1997
    5.000% due 01/01/2037                                 1,000            861
                                                                    ----------

U.S. Government Agencies (f)(g) 13.1%
Federal Home Loan Bank
    0.000% due 05/12/2000 (d)                            24,600         24,600
    5.663% due 02/15/2002 (d)                            14,000         13,758
Federal National Mortgage Assn
    6.875% due 06/07/2002 (j)                       BP   10,230         16,326
    7.250% due 06/20/2002 (j)                       N$   14,850          7,335
    6.500% due 07/10/2002 (j)                       A$   14,100          8,482
    5.500% due 12/07/2003 (j)                       BP      700          1,071
                                                                    ----------
                                                                        71,572
                                                                    ==========
U.S. Treasury Obligations 15.7%
Treasury Inflation Protected Securities (b)(j)
    3.625% due 07/15/2002                                82,092         81,860
U.S. Treasury Bonds
    8.125% due08/15/2021 (j)                                             1,040
                                                                         1,279
U.S. Treasury Notes
    5.125% due 08/31/2000                                 2,475          2,464
                                                                    ----------
                                                                        85,603
                                                                    ==========
Preferred Security 1.2%
                                                         Shares
DG Funding Trust
    6.183% due 12/29/2049 (d)                             6,400          6,425
                                                                    ----------
Total United States                                                    401,777
                                                                    ==========
(Cost $405,343)
------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
U.S. Dollar vs. Eurodollar (OTC)
Strike @ 1.050 Exp. 07/28/2000                       $   44,950            179
                                                                    ----------
Total Purchased Call Options                                               179
(Cost $523)                                                         ==========

------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 2.3%
------------------------------------------------------------------------------
Eurodollar March Futures (CME)
    Strike @ 90.75 due 03/19/2001                           500              8
Interest Rate Swap (OTC)
    Strike @ 7.500% due 04/29/2002                       11,200            493
U.S. Treasury Note (OTC)
    Strike @ 100.656 due 04/05/2000
    5.250% due 05/31/2001                               119,800          2,352
U.S. Treasury Note (OTC)
    Strike @ 105.531 due 04/05/2000
    5.625% due 05/15/2008                               102,100          9,515
                                                                    ----------
Total Purchased Put Options                                             12,368
                                                                    ==========
(Cost $15,021)
------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.4%
------------------------------------------------------------------------------
Certificates of Deposit 1.2%
Commerzbank AG
    6.200% due 05/10/2000                                 6,550          6,550
                                                                    ----------

Repurchase Agreement 0.2%
State Street Bank
    5.600% due 04/03/2000                                 1,286          1,286
                                                                    ----------
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $1,315.
    Repurchase proceeds are $1,287.)

U.S. Treasury Bills 0.0%
    5.600% due 04/27/2000                                   125            125
                                                                    ----------

Total Short-Term Instruments                                             7,961
                                                                    ==========
(Cost $7,961)

Total Investments (a) 144.2%                                        $  786,477
(Cost $819,213)

Written Options (c) (0.2%)                                                (806)
(Premiums $473)

Other Assets and Liabilities (Net) (44.0%)                            (240,146)
                                                                    ----------

Net Assets 100.0%                                                   $  545,525
                                                                    ==========

40  See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $819,500 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $    4,058

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (37,081)
                                                                     ----------
Unrealized depreciation-net                                          $  (33,023)
                                                                     ==========

(b) Principal amount of the security is adjusted for inflation.

(c) Premiums received on written options:

                                     # of
Type                                 Contracts              Premium       Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
  Strike @ 102.00 Exp. 05/01/2000    4,200,000             $     84  $      198

Put - OTC 3 Month LIBOR Interest Rate Swap
  Strike @ 7.500% Exp. 04/29/2002 16,000,000                    362         598

Put- OTC Australian Dollar vs. US Dollar
  Strike @ 0.575 Exp. 06/01/2000 7,850,000                       27          10
                                                           ---------------------
                                                           $    473  $      806
                                                           =====================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f) Foreign forward currency contracts outstanding at March 31, 2000:

                            Principal
                               Amount                                Unrealized
                           Covered by       Settlement            Appreciation/
Type       Currency          Contract            Month           (Depreciation)
--------------------------------------------------------------------------------
Buy              A$             9,997          04/2000               $       16
Sell                           17,035          04/2000                       69
Buy                             5,241          05/2000                      (17)
Buy              BP             5,471          04/2000                      106
Sell                           37,733          04/2000                     (626)
Buy              C$            16,370          04/2000                      152
Sell                           16,310          04/2000                      (57)
Sell                           10,170          06/2000                      (42)
Sell             DK            63,700          04/2000                       81
Buy              EC             8,695          04/2000                      (96)
Sell                           92,196          04/2000                    1,227
Sell             GD               719          04/2000                       31
Buy              H$           121,638          09/2000                        1
Sell                          121,638          09/2000                     (117)
Buy                            48,140          10/2000                        3
Sell                           48,140          10/2000                      (41)
Buy              HF           202,000          08/2000                      (35)
Buy                         1,248,000          01/2001                     (310)
Buy              JY         2,341,693          04/2000                      767
Sell                        1,433,693          04/2000                     (527)
Sell                        4,238,992          05/2000                   (1,186)
Buy              N$             6,277          04/2000                       13
Sell                           83,847          04/2000                     (443)
Buy                            39,772          05/2000                     (187)
Sell                           32,890          05/2000                     (325)
Sell             NK             4,160          05/2000                        4
Buy              PZ             1,200          04/2000                        9
Sell                            1,200          04/2000                       (2)
Buy                            14,414          01/2001                      (21)
Buy                             8,090          02/2001                       60
Buy                             7,500          03/2001                       28
Sell             SK            75,060          04/2000                      (48)
                                                                     -----------
                                                                     $   (1,513)
                                                                     ===========

(g) Principal amount denoted in indicated currency:

         A$ - Australian Dollar
         BF - Belgian Franc
         BP - British Pound
         C$ - Canadian Dollar
         DK - Danish Krone
         DM - German Mark
         EC - Euro
         GD - Greek Drachma
         H$ - Hong Kong Dollar
         IL - Italian Lira
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar
         NK - Norwegian Krone
         PP - Philippine Peso
         PZ - Polish Zloty
         SK - Swedish Krona

(h) Securities with an aggregate market value of $2,589 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                    of             Appreciation/
Type                                         Contracts            (Depreciation)
--------------------------------------------------------------------------------
10 Year EURO-Bond (06/2000)                        216                      584
Government of Japan 10 Year Note (06/2000)         128                    1,292
Eurodollar March Futures (03/2001)                 147                      (33)
U.S. Treasury 10 Year Note (06/2000)                28                      (77)
                                                                     -----------
                                                                     $    1,766
                                                                     ===========

(i) Swap agreements outstanding at March 31, 2000:

                                              Notional                Unrealized
Type                                            Amount              Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch                       BP   4,500               $        6
Exp. 08/06/2003

(j) Subject to financing transaction.

(k) Reverse repurchase agreements were entered into March 27, 2000 paying interest at 6.05%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                          Maturity                     Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.750%   09/20/2023              $     4,514


                                                      See accompanying notes  41

Schedule of Investments

Global Bond Fund II
March 31, 2000                                               Principal
                                                                Amount                     Value
                                                                (000s)                    (000s)
-----------------------------------------------------------------------------------------------
 ARGENTINA (e)(f) 0.1%
-----------------------------------------------------------------------------------------------
Republic of Argentina
         5.000% due 12/20/2002                     JY           10,000   $                   98
                                                                         ----------------------
Total Argentina                                                                              98
(Cost $95)                                                               ======================

-----------------------------------------------------------------------------------------------
 AUSTRALIA (e)(f) 2.4%
-----------------------------------------------------------------------------------------------
Asian Development Bank
        5.250% due 09/15/2004 (j)                 A$              600                       343
Bankers Trust Australia
        6.409% due 06/02/2008 (d)                  $              700                       680
General Motors Acceptance Corp.
        3.967% due 03/25/2002                     EC            1,200                     1,148
Registered Australian Mortgage Securities
        4.017% due 09/26/2032 (d)                                 200                       191
                                                                         ----------------------
Total Australia                                                                           2,362
(Cost $2,421)                                                            ======================

-----------------------------------------------------------------------------------------------
 BELGIUM (f) 0.2%
-----------------------------------------------------------------------------------------------
Kingdom of Belgium
        6.750% due 11/21/2004 (d)(j)              BF            5,800                       147
                                                                         ----------------------
Total Belgium                                                                               147
(Cost $191)                                                              ======================

-----------------------------------------------------------------------------------------------
 BRAZIL 0.8%
-----------------------------------------------------------------------------------------------
Government of Brazil
        7.000% due 01/01/2001 (d)                 $                49                        49
        6.938% due 04/15/2006 (d)                                 752                       682
                                                                         ----------------------
Total Brazil                                                                                731
(Cost $722)                                                              ======================

-----------------------------------------------------------------------------------------------
 BULGARIA 0.7%
-----------------------------------------------------------------------------------------------
Republic of Bulgaria
        2.750% due 07/28/2012 (d)                 $               303                       218
        7.063% due 07/28/2024 (d)                                 580                       466
                                                                         ----------------------
Total Bulgaria                                                                              684
(Cost $658)                                                              ======================

-----------------------------------------------------------------------------------------------
 CANADA (e)(f) 2.4%
-----------------------------------------------------------------------------------------------
Beneficial Canada, Inc.
        6.350% due 04/01/2002                     C$              330                       227
Commonwealth of Canada
        6.625% due 10/03/2007                     N$            1,810                       840
        0.000% due 06/01/2008 (j)                 C$            1,398                       964
Export Development Corp.
        6.500% due 12/21/2004                     N$              693                       327
                                                                         ----------------------
Total Canada                                                                              2,358
(Cost $2,480)                                                            ======================

-----------------------------------------------------------------------------------------------
 CAYMAN ISLANDS (e)(f) 1.2%
-----------------------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
        5.300% due 09/21/2000                     JY           10,000                        97
MBNA American
        3.589% due 05/19/2004 (d)                 EC              280                       267
Residential Reinsurance
        9.761% due 06/01/2000 (d)                 $               300                       298
Sakura Capital Funding
        7.020% due 09/29/2049 (d)                                 500                       482
                                                                         ----------------------
Total Cayman Islands                                                                      1,144
(Cost $1,157)                                                            ======================

-----------------------------------------------------------------------------------------------
 DENMARK (e)(f) 0.8%
-----------------------------------------------------------------------------------------------
Danske Kredit Mortgage
        5.000% due 10/01/2029                        DK          2,436   $                  277
Realkredit Danmark Mortgage
        5.000% due 10/01/2029                                        3                        0
Unikredit Realkredit
        5.000% due 10/01/2029                                    4,344                      493
                                                                         ----------------------
Total Denmark                                                                               770
(Cost $877)                                                              ======================

-----------------------------------------------------------------------------------------------
 FRANCE (e)(f) 0.6%
-----------------------------------------------------------------------------------------------
AXA
        2.500% due 01/01/2014                       EC             62                        58
Compagnie Financiere de CIC-UE
        6.886% due 10/29/2049 (d)                   $             300                       289
Republic of France
        3.000% due 07/25/2009 (g)                   EC            306                       276
                                                                         ----------------------
Total France                                                                                623
(Cost $678)                                                              ======================

-----------------------------------------------------------------------------------------------
 GERMANY (e)(f) 1.5%
-----------------------------------------------------------------------------------------------
Commerzbank AG
        3.865% due 09/21/2001                       EC            440                       420
Hypothekenbank in Essen AG
        4.750% due 08/11/2008 (j)                                 190                       171
Republic of Germany
        5.375% due 01/04/2010 (j)                                 547                       529
Treuhandanstalt
        7.500% due 09/09/2004 (j)                                 330                       347
                                                                         ----------------------
Total Germany                                                                             1,467
(Cost $1,627)                                                            ======================

-----------------------------------------------------------------------------------------------
 GREECE (e)(f) 2.3%
-----------------------------------------------------------------------------------------------
CSFP Credit
        6.601% due 11/19/2004 (d)(k)                $           1,750                     1,766
Hellenic Republic
        6.684% due 06/06/2001 (d)                                 400                       407
       10.180% due 06/17/2003 (d)                   GD          7,400                        22
       10.240% due 10/23/2003 (d)                              33,600                       100
                                                                         ----------------------
Total Greece                                                                              2,295
(Cost $2,310)                                                            ======================

-----------------------------------------------------------------------------------------------
 ITALY (e)(f) 2.5%
-----------------------------------------------------------------------------------------------
Island Finance
        4.326% due 03/30/2015 (d)                   EC            400                       383
Republic of Italy
        6.500% due 11/01/2027 (j)                                 460                       479
        5.250% due 11/01/2029 (j)                               1,790                     1,577
                                                                         ----------------------
Total Italy                                                                               2,439
(Cost $2,556)                                                            ======================

-----------------------------------------------------------------------------------------------
 JAPAN (e)(f) 1.0%
-----------------------------------------------------------------------------------------------
Government of Japan
        3.400% due 06/20/2005 (j)                   JY         28,000                       300
        4.000% due 06/20/2005 (j)                              11,000                       121
International Credit Receivable Japan 1 Tranche A
        0.478% due 11/22/2004                                  16,322                       159
International Credit Receivable Japan 1 Tranche B
        0.578% due 11/22/2004                                  20,000                       195
SHL Corp. Ltd.
        0.571% due 12/25/2024 (d)                              19,901                       194
        0.871% due 12/25/2024 (d)                               5,000                        49
                                                                         ----------------------
Total Japan                                                                               1,018
(Cost $939)                                                              ======================

42  See accompanying notes

                                                             Principal
                                                                Amount                    Value
                                                                (000s)                   (000s)
-----------------------------------------------------------------------------------------------
 JORDAN 0.2%
-----------------------------------------------------------------------------------------------
Kingdom of Jordan
        5.500% due 12/23/2023                  $                   250   $                  171
                                                                         ----------------------
Total Jordan                                                                                171
(Cost $171)                                                              ======================

-----------------------------------------------------------------------------------------------
 MEXICO (e)(f) 1.3%
-----------------------------------------------------------------------------------------------
Petroleos Mexicanos
        8.850% due 09/15/2007                   $                  140                      136
        9.375% due 12/02/2008                                      190                      195
United Mexican States
        8.750% due 05/30/2002                  BP                  250                      402
        5.000% due 09/30/2002                  JY               25,000                      252
       10.375% due 01/29/2003                  DM                  200                      107
        4.000% due 03/11/2004                  JY               20,000                      200
                                                                         ----------------------
Total Mexico                                                                              1,292
(Cost $1,279)                                                            ======================

-----------------------------------------------------------------------------------------------
 NETHERLANDS (e)(f) 1.1%
-----------------------------------------------------------------------------------------------
Deutsche Bank Financial
        6.235% due 12/17/2003 (d)               $                  200                      200
KPNQWest BV
        7.125% due 06/01/2009                  EC                  350                      329
Tecnost International NV
        5.616% due 06/23/2004 (d)                                  520                      510
                                                                         ----------------------
Total Netherlands                                                                         1,039
(Cost $1,118)                                                            ======================

-----------------------------------------------------------------------------------------------
 NEW ZEALAND (e)(f) 0.9%
-----------------------------------------------------------------------------------------------
Commonwealth of New Zealand
        7.000% due 07/15/2009 (j)              N$                  500                      249
        4.500% due 02/15/2016 (j)                                                           584
                                                                         ----------------------
(Cost $933)                                                                                 833
                                                                         ======================

-----------------------------------------------------------------------------------------------
 PANAMA 0.2%
-----------------------------------------------------------------------------------------------
Republic of Panama
        4.250% due 07/17/2014                 $                   250                       202
                                                                         ----------------------
Total Panama                                                                                202
(Cost $191)                                                              ======================

-----------------------------------------------------------------------------------------------
 PERU 0.3%
-----------------------------------------------------------------------------------------------
Republic of Peru
        4.500% due 03/07/2017 (d)             $                   250                       168
        3.750% due 03/07/2017                                     250                       153
                                                                         ----------------------
Total Peru                                                                                  321
(Cost $336)                                                              ======================

-----------------------------------------------------------------------------------------------
 PHILIPPINES (e)(f) 0.8%
-----------------------------------------------------------------------------------------------
Republic of Philippines
        8.000% due 09/17/2004                EC                   570                       551
        6.875% due 12/01/2009 (d)             $                   104                        98
        6.500% due 12/01/2017                                     120                       110
                                                                         ----------------------
Total Philippines                                                                           759
(Cost $804)                                                              ======================

-----------------------------------------------------------------------------------------------
 POLAND 0.1%
-----------------------------------------------------------------------------------------------
Republic of Poland
        3.500% due 10/27/2024 (d)             $                   160                        99
                                                                         ----------------------
Total Poland                                                                                 99
(Cost $99)                                                               ======================

-----------------------------------------------------------------------------------------------
 PORTUGAL (e)(f) 0.6%
-----------------------------------------------------------------------------------------------
Portugal Government
        3.950% due 07/15/2009 (j)            EC                   650                       554
                                                                         ----------------------
Total Portugal                                                                              554
(Cost $604)                                                              ======================

                                                             Principal
                                                                Amount                    Value
                                                                (000s)                   (000s)
-----------------------------------------------------------------------------------------------
 SOUTH KOREA (e)(f) 0.9%
-----------------------------------------------------------------------------------------------
Korea Development Bank
        3.610% due 05/14/2001 (d)                DM                440   $                  212
        1.875% due 02/13/2002                    JY             42,000                      410
Korean Export-Import Bank
        7.250% due 06/25/2001                     $                260                      259
                                                                         ----------------------
Total South Korea                                                                           881
(Cost $866)                                                              ======================

-----------------------------------------------------------------------------------------------
 SPAIN (e)(f) 2.1%
-----------------------------------------------------------------------------------------------
Kingdom of Spain
        5.150% due 07/30/2009 (j)                EC              1,800                    1,693
        6.000% due 01/31/2029 (j)                                  307                      303
                                                                         ----------------------
Total Spain                                                                               1,996
(Cost $2,200)                                                            ======================

-----------------------------------------------------------------------------------------------
 SUPRANATIONAL (e)(f) 6.2%
-----------------------------------------------------------------------------------------------
Asian Development Bank
        5.375% due 09/15/2003 (j)                A$                600                      349
Eurofima
        4.750% due 07/07/2004 (j)                SK              7,200                      792
European Investment Bank
        7.000% due 12/08/2003                    BP                800                    1,280
        6.000% due 11/26/2004 (j)                                  170                      264
        5.375% due 08/28/2007                    NK                500                       55
Inter-American Development Bank
        7.125% due 11/26/2004                    BP                 80                      129
International Bank for Reconstruction & Development
        6.875% due 07/14/2000                                      200                      319
        7.000% due 09/18/2000                    N$                500                      249
        7.250% due 04/09/2001                                    1,376                      683
        7.250% due 01/16/2002                                    2,480                    1,224
        7.000% due 06/07/2002                    BP                100                      160
        7.250% due 05/27/2003                    N$                890                      434
World Bank
       10.250% due 04/11/2002                    PP              2,000                       46
                                                                         ----------------------
Total Supranational                                                                       5,984
(Cost $6,298)                                                            ======================

-----------------------------------------------------------------------------------------------
 SWEDEN (e)(f) 0.2%
-----------------------------------------------------------------------------------------------
Kingdom of Sweden
        13.000% due 06/15/2001                   SK                900                      114
        5.000% due 01/15/2004 (j)                                  700                       80
                                                                         ----------------------
Total Sweden                                                                                194
(Cost $211)                                                              ======================

-----------------------------------------------------------------------------------------------
 TUNISIA (e)(f) 0.1%
-----------------------------------------------------------------------------------------------
Banque Centrale De Tunisie
        7.500% due 08/06/2009                    EC                100                       97
                                                                         ----------------------
Total Tunisia                                                                                97
(Cost $102)                                                              ======================

-----------------------------------------------------------------------------------------------
 UNITED KINGDOM (e)(f) 7.3%
-----------------------------------------------------------------------------------------------
Abbey National Treasury Service
        7.625% due 12/30/2002                    BP                280                      451
Bank of Scotland Capital Fund
        8.117% due 03/31/2049 (d)                                1,060                    1,687
Equitable
        8.000% due 08/29/2049                                      700                    1,123
Halifax Group Sterling Finance
        7.881% due 12/29/2049 (d)                                  550                      902
HAUS Limited
        3.850% due 12/10/2037 (d)                EC              1,500                    1,435
Lloyds TSB Bank plc
        5.625% due 07/15/2049                                      590                      529
Royal Bank of Scotland plc
        6.770% due 03/31/2049                                    1,000                      956
                                                                         ----------------------
Total United Kingdom                                                                      7,083
(Cost $7,175)                                                            ======================

                                                      See accompanying notes  43

Global Bond Fund II
March 31, 2000                                            Principal
                                                             Amount        Value
                                                             (000s)       (000s)
--------------------------------------------------------------------------------
 UNITED STATES (e)(f) 75.0%
--------------------------------------------------------------------------------
Corporate Bonds & Notes 24.0%
AES Corp.
        10.250% due 07/15/2006                           $       20    $      20
Associates Corp. of North America
        6.210% due 08/27/2001 (d)                               400          400
Bancomext Trust Division
        8.000% due 08/05/2003                                    70           69
Beckman Instruments, Inc.
        7.100% due 03/04/2003                                    22           21
Buckeye Technologies, Inc.
        8.000% due 10/15/2010                                    20           18
Building Materials Corp.
        7.750% due 07/15/2005                                    12           11
        8.000% due 10/15/2007                                    12           10
Calpine Corp.
        7.875% due 04/01/2008                                    26           24
Capital One Bank
        6.750% due 07/28/2003 (d)                               500          500
Century Communications Corp.
        0.000% due 03/15/2003                                    26           19
CMS Energy
        8.125% due 05/15/2002                                    26           26
CSC Holdings, Inc.
        9.875% due 04/01/2023                                    26           27
DaimlerChrysler Holdings
        6.380% due 08/23/2002 (d)                               870          873
Echostar Communications Corp.
        9.250% due 02/01/2006                                    26           25
Enron Corp.
        6.577% due 09/10/2001 (d)                             1,000        1,001
Finova Capital Corp.
        6.720% due 11/08/2002 (d)                             1,250        1,255
        6.480% due 04/08/2003 (d)                               700          700
Flag Ltd.
        8.250% due 01/30/2008                                    26           23
Ford Motor Credit Co.
        1.200% due 02/07/2005                           JY   98,000          943
Garden State Newspapers
        8.750% due 10/01/2009                            $       16           14
General Motors Acceptance Corp.
        6.299% due 11/12/2002 (d)                             1,000        1,001
        6.251% due 04/05/2004 (d)                             2,160        2,154
        6.875% due 09/09/2004                           BP    1,680        2,665
Gold Eagle
        11.453% due 04/16/2001                                  500          499
Goldman Sachs Group
        6.470% due 01/08/2001 (d)                               300          301
Hewlett-Packard Finance
        5.625% due 11/20/2000                           DM      100           49
Hollinger International Publishing
        8.625% due 03/15/2005                            $       49           46
Household Finance Corp.
        6.473% due 08/06/2002 (d)                               230          230
J.P. Morgan & Co.
        6.430% due 02/15/2012                                   100           89
Jones Intercable, Inc.
        8.875% due 04/01/2007                                    26           27
Kroger Co.
        7.063% due 10/01/2010 (d)                               200          200
Lehman Brothers Holdings, Inc.
        6.840% due 07/15/2002 (d)                               400          402
McLeodUSA, Inc.
        8.125% due 02/15/2009                                    26           23
Merrill Lynch & Co.
        6.129% due 11/01/2001 (d)                               510          510
MGM Grand, Inc.
        6.950% due 02/01/2005                                    10            9
Morgan Stanley, Dean Witter, Discover and Co.
        6.165% due 01/28/2002 (d)                               800          800
        6.290% due 04/22/2004 (d)                               900          899
Navistar International Corp.
        8.000% due 02/01/2008                                    16           15
Polymer Group, Inc.
        9.000% due 07/01/2007                                    16           14
Prudential Funding Corp.
        6.126% due 12/21/2000 (d)                               500          500
Rogers Cantel, Inc.
        8.300% due 10/01/2007                                    26           26
Salomon, Smith Barney Holdings
        3.650% due 02/14/2002 (g)                             1,968        1,933
        6.393% due 10/21/2002 (d)                        PB     200          318
Sanwa Finance Aruba AEC
        8.350% due 07/15/2009                             $     200          199
Silgan Holdings, Inc.
        9.000% due 06/01/2009                                    16           15
Sprint Capital Corp.
        5.875% due 05/01/2004                                    50           47
TCI Communications, Inc.
        6.825% due 04/01/2002 (d)                               300          304
Tennessee Valley Authority
        3.375% due 01/15/2007 (g)                               181          168
Texas Utilities Co.
        6.791% due 06/25/2001                                   200          200
        7.105% due 09/24/2001                                   200          201
TV Guide, Inc.
        8.125% due 03/01/2009                                    16           16
U.S. Bancorp
        6.279% due 02/03/2003 (d)                             1,700        1,700
Unisys Corp.
        12.000% due 04/15/2003                                   26           28
Williams Communications Group, Inc.
        6.540% due 11/15/2001                                 1,700        1,700
World Color Press, Inc.
        8.375% due 11/15/2008                                    10           10
                                                                       ---------
                                                                          23,277
                                                                       =========
Mortgage-Backed Securities 26.1%
Chase Mortgage Finance Corp.
        6.550% due 08/25/2028                                   629          621
Citicorp Mortgage Securities, Inc.
        6.500% due 07/25/2028                                   371          365
        6.500% due 03/25/2029                                    10            9
Crusade Global Trust
        6.400% due 02/15/2030 (d)                             1,540        1,544
Federal National Mortgage Assn.
        7.000% due 02/25/2020                                   130          129
Government National Mortgage Assn.
        7.125% due 11/20/2021 (d)                                44           45
        6.750% due 07/20/2022 (d)                               701          706
        6.750% due 09/20/2023 (d)                               432          434
        6.750% due 07/20/2025 (d)                               388          389
        6.750% due 09/20/2025 (d)                                44           45
        7.125% due 12/20/2025 (d)                                24           24
        6.750% due 09/20/2026 (d)                                28           28
        7.125% due 11/20/2026 (d)                               761          769
        7.125% due 11/20/2026 (d)                               347          351
        7.125% due 12/20/2026 (d)                                69           70
        6.618% due 02/16/2030 (d)                             1,557        1,560
        6.668% due 02/16/2030 (d)                             1,575        1,579
        6.000% due 05/22/2030                                 3,600        3,292
        7.000% due 04/19/2030-05/24/2030 (d)(h)               4,100        4,039
        7.500% due 04/19/2030                                 2,900        2,874
Medallion Trust
        6.471% due 03/17/2031 (d)                             1,000        1,000
Puma Finance Limited
        6.418% due 04/15/2031                                   400          399
Residential Funding Mortgage Securities, Inc.
        6.560% due 05/12/2032 (d)                             2,700        2,698
Sasco Floating Rate Commercial Mortgage
        6.280% due 11/20/2001 (d)                               599          600
Structured Asset Mortgage Investments, Inc.
        6.585% due 06/25/2029 (d)                               224          223
Structured Asset Securities Corp.
        6.550% due 02/25/2030 (d)                             1,554        1,543
                                                                       ---------
                                                                          25,336
                                                                       =========

44  See accompanying notes

                                                         Principal
                                                            Amount                     Value
                                                            (000s)                    (000s)
--------------------------------------------------------------------------------------------
Asset-Backed Securities 5.3%
AFC Home Equity Loan Trust
        6.189% due 12/22/2027 (d)                  $          446        $               446
Amresco Residential Securities Mortgage Loan Trust
        6.595% due 06/25/2029 (d)                             560                        562
Banc One Auto Grantor Trust
        6.270% due 11/20/2003                                  21                         21
Chase Manhattan Grantor Trust
        6.610% due 09/15/2002                                  22                         22
Contimortgage Home Equity Loan Trust
        6.010% due 12/25/2013                                 691                        686
Daimler-Benz Vehicle Trust
        5.230% due 12/20/2001                                  56                         56
Emergent Home Equity Loan Trust
        6.745% due 05/15/2012                                  13                         13
EQCC Home Equity Loan Trust
        5.770% due 03/20/2029                                 387                        385
First Security Auto Owner Trust
        5.311% due 04/15/2002                                 629                        629
Illinois Power Special Purpose Trust
        5.390% due 06/25/2002                                   2                          2
MBNA Master Credit Card Trust
        6.050% due 11/15/2002                                 360                        360
Nissan Auto Receivables Grantor Trust
        5.450% due 04/15/2004                                  87                         86
PSB Lending Home Loan Owner Trust
        6.830% due 05/20/2018                                 110                        108
Residential Asset Securities Corp.
        6.621% due 12/25/2013 (d)                             464                        463
Salomon Brothers Mortgage Securities
        6.305% due 11/15/2029 (d)                             190                        190
United Panama Mortgage Loan Asset Backed
        6.329% due 10/25/2029 (d)                             923                        922
USAA Auto Loan Grantor Trust
        5.800% due 01/15/2005                                 247                        245
                                                                         -------------------
                                                                                       5,196
                                                                         ===================
New York Municipal Bonds & Notes 0.3%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998, 5.125% due 12/01/2022             300                        272
                                                                         -------------------
U.S. Government Agencies 4.6%
Federal Home Loan Bank
        0.000% due 05/12/2000 (d)                           1,600                      1,600
Federal National Mortgage Assn.
        7.250% due 06/20/2002 (j)                 N$          640                        317
        6.500% due 07/10/2002 (j)                 A$          200                        120
Student Loan Marketing Assn.
        6.565% due 04/25/2007 (d)                 $         1,560                      1,553
        6.019% due 10/25/2007 (d)                             900                        895
                                                                         -------------------
                                                                                       4,485
                                                                         ===================
U.S. Treasury Obligations 14.0%
Treasury Inflation Protected Securities
        3.625% due 07/15/2002 (g)(j)              $        12,450                     12,415
U.S. Treasury Bonds
        8.125% due 08/15/2021                                 600                        738
U.S. Treasury Notes
        5.125% due 08/31/2000 (b)                             405                        403
                                                                         -------------------
                                                                                      13,556
                                                                         ===================
Preferred Security 0.7%
                                                           Shares
DG Funding Trust
        618.125% due 12/29/2049                                70                        703
                                                                         -------------------
Total United States                                                                   72,825
(Cost $72,869)                                                           ===================

--------------------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------------------
U.S. Dollar vs. Eurodollar (OTC)
        Strike @ 1.050 Exp. 07/28/2000            $         2,300        $                 9
                                                            2,300                          9
                                                            2,350                          9
                                                                         -------------------
Total Purchased Call Options                                                              27
(Cost $81)                                                               ===================

--------------------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.1%
--------------------------------------------------------------------------------------------
Interest Rate Swap (OTC)
        Strike @ 7.500% Exp. 04/29/2002                       700                         31
U.S. Treasury Note (OTC) 5.625% due 05/05/2008
        Strike @ 105.531 Exp. 04/05/2000                    1,100                        103
                                                                         -------------------
Total Purchased Put Options                                                              134
(Cost $158)                                                              ===================

--------------------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 5.4%
--------------------------------------------------------------------------------------------
Certificates of Deposit 0.7%
Commerzbank AG
        6.200% due 05/10/2000                                 680                        680
                                                                         -------------------
Commercial Paper 3.6%
KFW International Finance
        5.910% due 06/05/2000                               3,500                      3,464
                                                                         -------------------
Repurchase Agreement 1.0%
State Street Bank
        5.600% due 04/03/2000                                 933                        933
        (Dated 03/31/2000. Collateralized by
        Federal Home Loan Bank
        6.000% due 08/15/2002 valued at $955.
        Repurchase proceeds are $933.)

U.S. Treasury Bills (b) 0.1%
        5.680% due 04/27/2000                                  50                         50
                                                                         -------------------
Total Short-Term Instruments                                                           5,127
(Cost $5,127)                                                            ===================

Total Investments (a) 119.3%                                             $           115,754
(Cost $117,333)

Written Options (c) (0.1%)                                                               (70)
(Premiums $40)

Other Assets and Liabilities (Net) (19.2%)                                           (18,635)
                                                                         -------------------
Net Assets 100.0%                                                        $            97,049
                                                                         ===================

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $117,398 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                $               445

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                           (2,089)
                                                                         -------------------
Unrealized depreciation-net                                              $            (1,644)
                                                                         ===================

                                                      See accompanying notes  45

Global Bond Fund II
March 31, 2000

---------------------------------------------------------------------------------------------------
(b) Securities with an aggregate market value of $453
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2000:
                                                                                         Unrealized
                                                                        # of          Appreciation/
Type                                                               Contracts         (Depreciation)
---------------------------------------------------------------------------------------------------
EuroBond 10 Year Note (00/2000)                                           95   $                240
Government of Japan 10 Year Note (06/2000)                                15                     60
Eurodollar March Futures (03/2001)                                        24                     (5)
U.S. Treasury 10 Year Note (06/2000)                                      66                    176
U.S. Treasury 30 Year Note (06/2000)                                      13                     43
Euribor Futures (09/2000)                                                  5                      0
                                                                               --------------------
                                                                               $                514
                                                                               ====================

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts           Premium                  Value
---------------------------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
        Strike @ 102.00 Exp. 05/01/2000 650,000                     $     13   $                 31

Put - OTC 3 Month LIBOR Interest Rate Swap
        Strike @ 7.500% Exp. 04/29/2002 1,000,000                         23                     37

Put - OTC Australia Dollar vs. U.S. Dollar
        Strike @ 0.575 Exp. 06/01/2000 1,250,000                           4                      2
                                                                    -------------------------------
                                                                    $     40   $                 70
                                                                    ===============================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:


                                           Principal
                                              Amount                                     Unrealized
                                          Covered by              Settlement          Appreciation/
Type       Currency                         Contract                   Month         (Depreciation)
---------------------------------------------------------------------------------------------------
Buy              A$                            1,250                 04/2000  $                   1
Sell                                           1,860                 04/2000                      7
Buy                                              860                 05/2000                     (2)
Sell                                             350                 05/2000                     (1)
Sell             BP                            6,088                 04/2000                    (95)
Buy              C$                            2,880                 04/2000                     27
Sell                                           2,910                 04/2000                    (10)
Sell                                             329                 06/2000                     (1)
Sell             DK                            6,524                 04/2000                      7
Buy              EC                            2,347                 04/2000                     (9)
Sell                                          11,339                 04/2000                    278
Sell             GD                           50,518                 04/2000                      2
Buy              H$                            8,953                 09/2000                      0
Sell                                           8,953                 09/2000                     (9)
Buy                                            3,810                 10/2000                      0
Sell                                           3,810                 10/2000                     (3)
Buy              HF                          197,000                 01/2000                    (49)
Buy                                           32,000                 08/2000                     (5)
Buy              JY                          299,058                 04/2000                    102
Sell                                         189,523                 04/2000                    (78)
Sell                                         412,068                 05/2000                   (122)
Sell             N$                            7,471                 04/2000                    (37)
Sell                                           1,536                 05/2000                      1
Buy              PZ                              130                 04/2000                      1
Sell                                             130                 04/2000                      0
Buy                                            1,067                 01/2001                     (2)
Buy                                            2,780                 02/2001                     12
Buy                                              610                 03/2001                      1
Sell             SK                            8,704                 04/2000                     (2)
                                                                              ---------------------
                                                                              $                  14
                                                                              =====================

(f) Principal amount denoted in indicated currency:

   A$ - Australian Dollar
   BP - British Pound
   BF - Belgian Franc
   C$ - Canadian Dollar
   DK - Danish Krone
   DM - German Mark
   EC - Euro
   GD - Greek Drachma
   H$ - Hong Kong Dollar
   HF - Hungarian Forint
   JY - Japanese Yen
   NK - Norwegian Krone
   N$ - New Zealand Dollar
   PP - Philippine Peso
   PZ - Polish Zloty
   SK - Swedish Krona

(g) Prinicpal amount of the security is adjusted for inflation.

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(i) Swap agreements outstanding at March 31, 2000:


                                                               Notional                  Unrealized
Type                                                             Amount              (Depreciation)
---------------------------------------------------------------------------------------------------
Receive fixed rate equal to 5.935% and pay floating rate
based on 6 month BP-LIBOR.

Broker: Merrill Lynch
Exp. 11/05/2003                                        BP          1,700  $                    (84)

(j) Subject to a financing transaction.

(k) Restricted security.

46    See accompanying notes

Schedule of Investments
High Yield Fund
March 31, 2000

                                                           Principal
                                                              Amount                  Value
                                                              (000s)                 (000s)
-------------------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 83.8%
-------------------------------------------------------------------------------------------

Banking & Finance 7.9%
Amethyst Financial Co. Ltd.
        11.750% due 10/29/2001                        $          5,000   $                 5,000
Arvin Capital
        9.500% due 02/01/2027                                   19,000                    18,201
Bay View Capital Corp.
        9.125% due 08/15/2007                                    6,700                     5,276
CMS Energy
       10.875% due 12/15/2004                                    1,250                     1,200
Crown Castle International Corp.
       13.250% due 11/15/2007                                    2,250                     1,564
DLJ Secured Loan Trust
       10.125% due 07/07/2007                                   10,000                     9,850
Forest City Enterprises
        8.500% due 03/15/2008                                   12,350                    11,053
Frontiervision LP
       11.000% due 10/15/2006                                    2,000                     2,065
Fuji Bank
        9.870% due 12/31/2049 (b)                               36,000                    35,820
General Motors Acceptance Corp.
        6.165% due 04/29/2002 (b)                                  800                       800
Golden State Holdings
        7.000% due 08/01/2003                                      205                       189
        7.125% due 08/01/2005                                      870                       770
Host Marriott LP
        8.375% due 02/15/2006                                    5,060                     4,579
Mercury Finance Co.
       10.000% due 03/23/2001                                   37,200                    36,084
       10.743% due 03/23/2001                                   21,350                    20,710
Nextel Partners, Inc.
        0.000% due 02/01/2009 (c)                               17,750                    11,360
Presidential Life Insurance Corp.
        7.875% due 02/15/2009                                   12,750                    11,640
Project Orange Funding
       10.500% due 09/15/2007                                    2,806                     2,722
Reliance Group Holdings
        9.000% due 11/15/2000                                    4,778                     4,479
Stone Container Corp.
       11.500% due 08/15/2006                                    4,850                     5,098
Sumitomo Bank Treasury Co.
        9.400% due 12/29/2049 (b)                               30,300                    30,332
Telewest Credit Link
       10.875% due 02/07/2005                                    5,000                     5,077
Trizec Finance Ltd.
       10.875% due 10/15/2005                                   17,461                    17,548
Willis Corroon Corp.
        9.000% due 02/01/2009                                   13,700                    10,207
                                                                         -----------------------
                                                                                         251,624
                                                                         =======================
Industrials 67.9%
Abbey Healthcare Group
        9.500% due 11/01/2002                                   11,945                    11,617
Adelphia Business Solution
       12.250% due 06/01/2004                                    6,500                     6,760
Advanced Lighting
        8.000% due 03/15/2008                                   10,425                     8,783
AEI Holding Co.
       10.500% due 12/15/2005                                   11,380                     2,504
Agriculture Minerals & Chemicals
       10.750% due 09/30/2003                                    3,000                     2,325
Airtrust
        0.000% due 06/01/2013                                   12,942                     4,790
Allied Waste Industries, Inc.
        7.875% due 03/15/2005                                    2,000                     1,813
Allied Waste North America, Inc.
        7.375% due 01/01/2004                                   15,100                    12,986
        7.625% due 01/01/2006                                   19,525                    16,108
        7.875% due 01/01/2009                                   15,250                    12,200
American Airlines
       10.610% due 03/04/2010                                      650                       740
American Axle & Manufacturing, Inc.
        9.750% due 03/01/2009                                    8,550                     8,251

                                                             Principal
                                                                Amount                     Value
                                                                (000s)                    (000s)
------------------------------------------------------------------------------------------------
American Standard, Inc.
        7.125% due 02/15/2003                  $                  200   $                   190
        7.375% due 02/01/2008                                   8,700                     7,874
        9.250% due 12/01/2016                                   4,778                     4,718
Amerigas Partners LP
        10.125% due 04/15/2007                                  3,000                     3,060
Amphenol Corp.
        9.875% due 05/15/2007                                   7,095                     7,271
Applied Power, Inc.
        8.750% due 04/01/2009                                  19,280                    19,810
Archibald Candy Corp.
        10.250% due 07/01/2004                                  4,000                     3,790
AT&T Canada, Inc.
        10.625% due 11/01/2008                                  9,600                    10,718
Ball Corp.
        7.750% due 08/01/2006                                   8,750                     8,247
        8.250% due 08/01/2008                                   7,600                     7,030
Beckman Instruments, Inc.
        7.100% due 03/04/2003                                   5,031                     4,810
        7.450% due 03/04/2008                                  16,470                    15,226
Benedek Communications Corp.
        0.000% due 05/15/2006 (c)                               1,500                     1,343
Beverly Enterprises, Inc.
        9.000% due 02/15/2006                                  18,075                    15,545
Browning-Ferris Industries, Inc.
        6.100% due 01/15/2003                                   4,100                     3,700
Buckeye Technologies, Inc.
        8.000% due 10/15/2010                                  10,129                     9,268
Building Materials Corp.
        7.750% due 07/15/2005                                  15,967                    14,171
        8.625% due 12/15/2006                                   1,235                     1,167
        8.000% due 10/15/2007                                   2,067                     1,798
        8.000% due 12/01/2008                                  23,250                    20,053
Cadmus Communications Corp.
        9.750% due 06/01/2009                                   5,600                     5,474
Call-Net Enterprises, Inc.
        8.000% due 08/15/2008                                   6,900                     4,865
        9.375% due 05/15/2009                                   5,400                     4,077
Canadian Forest Oil Ltd.
        8.750% due 09/15/2007                                   4,900                     4,545
Century Communications Corp.
        9.500% due 08/15/2000                                     600                       602
        0.000% due 03/15/2003                                  12,437                     9,141
        8.750% due 10/01/2007                                   3,800                     3,496
CF Cable TV, Inc.
        9.125% due 07/15/2007                                   9,000                     9,557
Charter Communications Holding LLC
        8.250% due 04/01/2007                                  13,750                    12,358
        10.000% due 04/01/2009                                 17,850                    17,315
Chattem, Inc.
        8.875% due 04/01/2008                                   4,950                     4,208
Circus Circus Enterprises
        6.750% due 07/15/2003                                  20,500                    18,348
        9.250% due 12/01/2005                                   6,100                     5,826
Clark R & M, Inc.
        8.375% due 11/15/2007                                   3,000                     2,205
Clearnet Communications
        0.000% due 05/01/2009 (c)                               6,000                     3,405
Columbus McKinnon
        8.500% due 04/01/2008                                  17,500                    15,575
Consolidated Container
        10.125% due 07/15/2009                                  7,650                     7,574
Container Corp. of America
        9.750% due 04/01/2003                                   1,000                     1,010
        11.250% due 05/01/2004                                  3,770                     3,845
Continental Cablevision
        9.500% due 08/01/2013                                  10,000                    10,908
Cross Timbers Oil Co.
        9.250% due 04/01/2007                                   4,440                     4,218

                                                      See accompanying notes  47

High Yield Fund
March 31, 2000

                                                              Principal
                                                                 Amount                    Value
                                                                 (000s)                   (000s)
------------------------------------------------------------------------------------------------
CSC Holdings, Inc.
        9.250% due 11/01/2005                  $                 1,000   $                1,005
        9.875% due 05/15/2006                                      850                      869
        7.875% due 12/15/2007                                      100                       97
        7.250% due 07/15/2008                                       50                       46
        9.875% due 02/15/2013                                    6,100                    6,222
        7.875% due 02/15/2018                                    9,000                    8,418
        9.875% due 04/01/2023                                    4,037                    4,118
Cumberland Farms
       10.500% due 10/01/2003                                    5,906                    5,581
Dade International, Inc.
       11.125% due 05/01/2006                                    1,400                    1,330
Delta Air Lines, Inc.
       10.790% due 03/26/2014                                    2,264                    2,472
Diamond Cable Communication Co.
       13.250% due 09/30/2004                                    2,000                    2,130
        0.000% due 12/15/2005 (b)(c)                            10,000                    9,400
Diamond Cable Communications Co.
       10.750% due 02/15/2007                                   10,100                    7,777
Dunlop Stand Aerospace Holdings
       11.875% due 05/15/2009                                    3,900                    3,959
Echostar Communications Corp.
        9.250% due 02/01/2006                                   33,687                   32,508
        9.375% due 02/01/2009                                    6,875                    6,669
Embotelladora Arica SA
        9.875% due 03/15/2006                                   22,000                   22,777
Emmis Communications Corp.
        8.125% due 03/15/2009                                    7,750                    7,245
Energis PLC
        9.750% due 06/15/2009                                    7,500                    7,463
Extended Stay America
        9.150% due 03/15/2008                                   11,500                   10,293
Extendicare Health Services
        9.350% due 12/15/2007                                    5,950                    3,273
EZ Communication, Inc.
        9.750% due 12/01/2005                                    2,500                    2,653
Federal-Mogul Corp.
        7.500% due 07/01/2004                                   29,000                   25,175
        7.375% due 01/15/2006                                      150                      122
        7.750% due 07/01/2006                                   11,350                    9,293
Ferrellgas Partners LP
        9.375% due 06/15/2006                                   14,436                   14,147
Fisher Scientific International
        7.125% due 12/15/2005                                   13,750                   11,963
        9.000% due 02/01/2008                                   36,795                   33,666
Flag Telecom Holding Ltd.
       11.625% due 03/30/2010                                   20,200                   19,190
Focal Communications
       11.875% due 01/15/2010                                    3,400                    3,434
Forest Oil Corp.
       10.500% due 01/15/2006                                    3,585                    3,639
Fox/Liberty Networks LLC
        0.000% due 08/15/2007 (c)                                9,750                    7,849
Fred Meyer, Inc.
        7.450% due 03/01/2008                                      400                      387
Garden State Newspapers
        8.750% due 10/01/2009                                   22,428                   20,073
        8.625% due 07/01/2011                                    8,900                    7,821
Georgia Gulf Corp.
        7.625% due 11/15/2005                                    1,250                    1,189
Global Crossing Ltd.
        6.000% due 10/15/2003                                   10,085                    9,348
Globalstar LP
       11.375% due 02/15/2004                                      100                       38
       11.250% due 06/15/2004                                    1,500                      570
Globe Telecom
       13.000% due 08/01/2009                                    5,100                    5,636
Golden Northwest Aluminum
       12.000% due 12/15/2006                                    2,850                    2,978
Grupo Televisa SA
       11.375% due 05/15/2003                                    1,300                    1,443
       11.875% due 05/15/2006                                      500                      593
       13.250% due 05/15/2008 (c)                                6,475                    6,394

                                                              Principal
                                                                 Amount                     Value
                                                                 (000s)                    (000s)
-------------------------------------------------------------------------------------------------
Gulf Canada Resources
        9.250% due 01/15/2004                 $                 10,975   $                11,095
        9.625% due 07/01/2005                                    1,680                     1,684
        8.375% due 11/15/2005                                    4,000                     3,900
Harnischfeger Industrial, Inc.
        8.900% due 03/01/2022                                    4,300                     1,828
        7.250% due 12/15/2025                                    7,500                     3,188
Harrahs Operating Co., Inc.
        7.875% due 12/15/2005                                    5,400                     5,022
        7.500% due 01/15/2009                                   20,675                    19,111
HMH Properties, Inc.
        7.875% due 08/01/2005                                   24,270                    21,449
        8.450% due 12/01/2008                                    6,350                     5,548
Hollinger International Publishing
        9.250% due 02/01/2006                                    4,400                     4,136
Holmes Products Corp.
        9.875% due 11/15/2007                                    2,950                     2,080
Horseshoe Gaming Holding
        8.625% due 05/15/2009                                   21,200                    19,504
HS Resources, Inc.
        9.875% due 12/01/2003                                    1,000                       990
        9.250% due 11/15/2006                                    5,250                     5,053
Huntsman Corp.
        9.500% due 07/01/2007                                   12,700                    11,398
Huntsman Packaging Corp.
        9.125% due 10/01/2007                                    9,550                     9,073
Impsat Corp.
        12.375% due 06/15/2008                                  10,900                     9,565
Intermedia Communications, Inc.
        0.000% due 05/15/2006 (c)                               31,535                    29,564
International Game Technology
        7.875% due 05/15/2004                                   14,700                    13,781
        8.375% due 05/15/2009                                   14,000                    12,810
ISP Holdings, Inc.
        9.750% due 02/15/2002                                      250                       238
        9.000% due 10/15/2003                                   22,370                    21,531
ITC Deltacom, Inc.
        11.000% due 06/01/2007                                   5,385                     5,573
ITT Corp.
        6.250% due 11/15/2000                                    1,500                     1,477
J Seagram & Sons
        6.526% due 04/10/2000 (b)                                1,900                     1,872
J.Q. Hammons Hotels
        8.875% due 02/15/2004                                    3,200                     2,848
Jones Intercable, Inc.
        8.875% due 04/01/2007                                    5,060                     5,277
JPS Automotive Products
        11.125% due 06/15/2001                                   6,500                     6,663
Jupiters Ltd.
        8.500% due 03/01/2006                                   12,600                    11,750
K Mart Corp.
       12.350% due 01/01/2008                                    4,026                     4,061
        8.800% due 07/01/2010                                    1,250                     1,198
        9.350% due 01/02/2020                                   14,911                    13,688
        9.780% due 01/05/2020                                    9,575                     9,832
K-III Communications Co.
        8.500% due 02/01/2006                                    9,940                     9,493
KPNQWest BV
        8.125% due 06/01/2009                                   32,000                    30,880
L-3 Communications Corp.
        10.375% due 05/01/2007                                   6,450                     6,433
Lear Corp.
        8.250% due 02/01/2002                                    6,410                     6,282
Lenfest Communications
        8.375% due 11/01/2005                                   10,650                    11,095
        10.500% due 06/15/2006                                     525                       587
Level 3 Communications, Inc.
        11.000% due 03/15/2008                                   5,500                     5,280
        9.125% due 05/01/2008                                   31,450                    27,126
Levi Strauss & Co.
        6.800% due 11/01/2003                                   27,350                    18,051
Leviathan Gas Corp.
        10.375% due 06/01/2009                                   2,925                     2,998

48    See accompanying notes

                                                  Principal
                                                     Amount             Value
                                                     (000s)            (000s)
--------------------------------------------------------------------------------
Lin Holdings Corp.
    0.000% due 03/01/2008 (b)                    $   19,250        $   11,887
Lin Television Corp.
    8.375% due 03/01/2008                             9,300             8,091
Lyondell Chemical Co.
    9.625% due 05/01/2007                            28,150            26,883
Magnum Hunter Resources, Inc.
   10.000% due 06/01/2007                             1,900             1,682
Mail-Well Corp.
    8.750% due 12/15/2008                            20,030            17,526
Mark IV Industries, Inc.
    7.500% due 09/01/2007                             6,730             6,190
Market Hub Partners
    8.250% due 03/01/2008                            11,580            10,712
Marsh Supermarkets, Inc.
    8.875% due 08/01/2007                             9,500             8,835
McDermott, Inc.
    9.375% due 03/15/2002                             4,955             4,494
McLeodUSA, Inc.
    0.000% due 03/01/2007 (c)                        43,325            34,118
    8.375% due 03/15/2008                             5,100             4,590
    9.500% due 11/01/2008                            13,625            13,080
    8.125% due 02/15/2009                             4,837             4,281
Metromedia Fiber Network, Inc.
   10.000% due 11/15/2008                            14,795            14,129
   10.000% due 12/15/2009                            15,100            14,477
Metronet Communications
    0.000% due 06/15/2008 (c)                        16,475            13,156
MGM Grand, Inc.
    6.950% due 02/01/2005                            31,170            28,643
MJD Communications, Inc.
    9.500% due 05/01/2008                             7,875             7,324
Navistar International Corp.
    8.000% due 02/01/2008                             2,023             1,886
Newpark Resources, Inc.
    8.625% due 12/15/2007                             4,050             3,503
Nextel Communications
    9.375% due 11/15/2009                            51,250            47,406
Nextlink Communications, Inc.
   10.750% due 06/01/2009                            11,425            10,968
NL Industries, Inc.
   11.750% due 10/15/2003                             1,950             2,021
Nortek, Inc.
    9.875% due 03/01/2004                             2,205             2,078
    8.875% due 08/01/2008                             1,500             1,350
NTL, Inc.
   12.750% due 04/15/2005                               700               711
    0.000% due 02/01/2006 (c)                        21,350            19,749
   11.500% due 10/01/2008                             7,400             7,622
Nuevo Grupo Iuscell
   10.000% due 07/15/2004                             1,000               983
Octel Developments PLC
   10.000% due 05/01/2006                               900               878
Orion Network Systems, Inc.
    0.000% due 01/15/2007 (c)                        23,100            10,742
   11.250% due 01/15/2007                            14,625             9,872
P&L Coal Holdings
    8.875% due 05/15/2008                            28,800            26,136
Packaging Corp. of America
    9.625% due 04/01/2009                             9,525             9,430
Packard Bioscience Co.
    9.375% due 03/01/2007                             4,350             3,893
Perry-Judd
   10.625% due 12/15/2007                             4,270             3,277
Petroleos Mexicanos
    8.402% due 07/15/2005 (b)                         8,600             8,493
    9.375% due 12/02/2008                             8,000             8,220
Pharmerica, Inc.
    8.375% due 04/01/2008                            15,650             9,547
Phar-Mor, Inc.
   11.720% due 09/11/2002                             7,005             5,989
Physician Sales and Service, Inc.
    8.500% due 10/01/2007                             9,250             8,556
Piedmont Aviation
   10.250% due 03/28/2005                               821               820
Pioneer National Resources
    8.875% due 04/15/2005                            20,100            20,062
    8.250% due 08/15/2007                             5,750             5,536
    6.500% due 01/15/2008                             6,950             5,997
Players International, Inc.
   10.875% due 04/15/2005                               250               261
Polymer Group, Inc.
    9.000% due 07/01/2007                            19,278            16,868
    8.750% due 03/01/2008                            12,950            11,461
Price Communications Wireless, Inc.
    9.125% due 12/15/2006                             2,125             2,072
Pride International, Inc.
    9.375% due 05/01/2007                             3,100             2,984
Primedia, Inc.
   10.250% due 06/01/2004                             4,000             4,100
    7.625% due 04/01/2008                             8,250             7,466
Qwest Communications International, Inc.
    0.000% due 10/15/2007 (c)                        13,040            10,631
    0.000% due 02/01/2008 (c)                        10,550             8,176
R & B Falcon Corp.
    6.500% due 04/15/2003                             7,500             6,863
    9.250% due 04/15/2005                             2,500             2,188
R.H. Donnelly, Inc.
    9.125% due 06/01/2008                             5,175             4,942
Racers
    8.375% due 10/01/2007                            22,042            20,004
Renaissance Media Group
    0.000% due 04/15/2008 (c)                        21,250            14,131
Rogers Cablesystems Ltd.
   10.000% due 03/15/2005                             4,000             4,180
Rogers Cantel Mobile Communications, Inc.
    9.375% due 06/01/2008                            23,250            23,657
Rogers Cantel, Inc.
    8.800% due 10/01/2007                             1,350             1,316
    8.300% due 10/01/2007                               287               291
Safety-Kleen Services
    9.250% due 06/01/2008                            29,475             3,979
    9.250% due 05/15/2009                            15,000             1,350
Salem Communications
    9.500% due 10/01/2007                             5,400             5,049
Satelites Mexicanos
   10.030% due 06/30/2004 (b)                         7,881             6,502
   10.125% due 11/01/2004                             1,500             1,189
SC International Services, Inc.
    9.250% due 09/01/2007                            19,450            18,040
Scotia Pacific Co. LLC
    7.710% due 01/20/2014                               180               150
Sequa Corp.
    9.000% due 08/01/2009                             7,550             7,040
Silgan Holdings, Inc.
    9.000% due 06/01/2009                            16,683            15,682
Smithfield Foods
    7.625% due 02/15/2008                             5,950             5,176
Smith's Food & Drug Centers, Inc.
    8.640% due 07/02/2012                             8,815             9,170
    9.200% due 07/02/2018                             7,250             7,613
Station Casinos, Inc.
   10.125% due 03/15/2006                             2,000             2,015
    9.750% due 04/15/2007                             6,850             6,730
    8.875% due 12/01/2008                             4,000             3,700
Sterling Chemicals, Inc.
   12.375% due 07/15/2006                            10,500            10,763
Stone Container Corp.
    9.875% due 02/01/2001                             2,000             2,008
   10.750% due 10/01/2002                            10,150            10,289
   11.500% due 10/01/2004                             2,000             2,093
Telewest Communications plc
    9.625% due 10/01/2006                            11,250            10,913
    0.000% due 10/01/2007 (b)(c)                     10,949            10,291
    9.250% due 04/15/2009                            20,500            11,993
    9.875% due 02/01/2010                             6,750             6,640

See accompanying notes  49

High Yield Fund
March 31, 2000                                    Principal
                                                     Amount             Value
                                                     (000s)            (000s)
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
    7.875% due 01/15/2003                        $    1,000        $      963
    8.625% due 12/01/2003                             1,500             1,471
    8.000% due 01/15/2005                             6,595             6,265
    8.625% due 01/15/2007                             3,500             3,325
    7.625% due 06/01/2008                            20,090            17,982
TFM SA de CV
    0.000% due 06/15/2009 (c)                         7,800             5,480
Tierra Industries
   10.500% due 06/15/2005                             2,000             1,500
Total Renal Care Holdings
    7.000% due 05/15/2009                            20,100            11,759
Trans-Resources, Inc.
    0.000% due 03/15/2008 (c)                         5,250             1,286
   10.750% due 03/15/2008                            14,650             8,863
Triad Hospitals, Inc.
   11.000% due 05/15/2009                             2,595             2,614
TV Guide, Inc.
    8.125% due 03/01/2009                            18,223            18,041
U.S. Air, Inc.
    9.625% due 09/01/2003                            16,083            14,860
    9.330% due 01/01/2006                             5,411             5,633
Unisys Corp.
   12.000% due 04/15/2003                             3,937             4,176
    7.875% due 04/01/2008                             4,000             3,800
United Defense Industry, Inc.
    8.750% due 11/15/2007                             4,000             3,710
United Pan-Europe Communications NV
   10.650% due 11/01/2007                            11,500            10,753
    0.000% due 02/01/2009 (c)                         6,690             4,047
   10.875% due 08/01/2009                            14,300            13,228
   13.750% due 02/01/2010                             8,500             4,293
Vectura Group, Inc.
   10.250% due 06/30/2008                               275               235
Vintage Petroleum
    9.000% due 12/15/2005                            10,490            10,202
    9.750% due 06/30/2009                             6,350             6,317
Voicestream Wireless Corp.
   10.375% due 11/15/2009                             9,200             9,200
Western Gas Resources, Inc.
   10.000% due 06/15/2009                             7,100             7,207
Westinghouse Air Brake
    9.375% due 06/15/2005                             4,685             4,580
Westpoint Stevens, Inc.
    7.875% due 06/15/2005                             6,000             5,270
    7.875% due 06/15/2008                            17,450            14,638
Williams Communications Group, Inc.
    6.540% due 11/15/2001                             6,100             6,100
   10.700% due 10/01/2007                             4,600             4,606
   10.875% due 10/01/2009                             5,750             5,707
World Color Press, Inc.
    8.375% due 11/15/2008                            13,650            13,659
    7.750% due 02/15/2009                             3,750             3,595
Worldwide Fiber, Inc.
   12.000% due 08/01/2009                             7,250             6,888
Young Broadcasting, Inc.
    9.000% due 01/15/2006                            20,200            18,281
    8.750% due 06/15/2007                             4,510             3,969
                                                                   ------------
                                                                    2,153,775
                                                                   ============
Utilities 8.0%
AES Corp.
   10.250% due 07/15/2006                             6,264             6,106
    8.500% due 11/01/2007                             7,300             6,423
    9.500% due 06/01/2009                             1,350             1,303
Alestra SA
   12.125% due 05/15/2006                            12,100            12,130
Azurix Corporation
   10.375% due 02/15/2007                            22,350            22,350
Bayan Telecommunications
   13.500% due 07/15/2006                             2,000             1,690
Beaver Valley Funding Corp.
    9.000% due 06/01/2017                            29,800            30,440
Calpine Corp.
    9.250% due 02/01/2004                            13,000            13,098
   15.000% due 03/15/2004                            10,000            11,035
    7.625% due 04/15/2006                             4,500             4,185
    8.750% due 07/15/2007                            15,600            15,553
    7.875% due 04/01/2008                             8,287             7,800
    7.750% due 04/15/2009                               800               743
Chesapeake Energy Corp.
    9.625% due 05/01/2005                             1,000               933
CMS Energy
    8.125% due 05/15/2002                             4,537             4,473
    7.000% due 01/15/2005                             9,500             8,682
Flag Ltd.
    8.250% due 01/30/2008                            19,212            17,099
ITC Deltacom, Inc.
    8.875% due 03/01/2008                            13,300            12,552
L-3 Communication Corp.
    8.500% due 05/15/2008                               400               359
Mastec, Inc.
    7.750% due 02/01/2008                             7,250             6,688
MJD Communications, Inc.
   10.321% due 05/01/2008 (b)                         4,500             4,336
Nextlink Communications, Inc.
   10.500% due 12/01/2009                            10,000             9,525
Philippine Long Distance Telephone Co.
   10.500% due 04/15/2009                            11,550            11,384
Qwest Communications International, Inc.
    7.500% due 11/01/2008                             7,500             7,290
Rural Cellular Corp.
    9.625% due 05/15/2008                            12,300            11,870
Telekomunikacja Polska SA
    7.750% due 12/10/2008                            13,950            13,542
Telewest Communication PLC
   11.250% due 11/01/2008                             1,000             1,025
Wilmington Trust Co. - Tucson Electric
   10.211% due 01/01/2009 (d)                           500               515
   10.732% due 01/01/2013 (d)                         8,866             9,162
                                                                   ------------
                                                                      252,291
                                                                   ------------
Total Corporate Bonds & Notes                                       2,657,690
                                                                   ============
(Cost $2,910,616)

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.0%
--------------------------------------------------------------------------------

Hawaii 0.0%
Hawaii State Airports System Revenue,
(MBIA Insured), Series 1991
7.875% due 08/01/2008                                 1,000               848
                                                                   ------------
                                                                          848
                                                                   ============
Total Municipal Bonds & Notes
(Cost $872)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.6%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 1.3%
Asset Securitization Corp.
    7.384% due 08/13/2029                             1,500             1,413
Federal Deposit Insurance Corp.
    7.064% due 11/25/2026 (b)                           400               352
Green Tree Financial Corp.
    8.000% due 07/15/2018                             7,000             6,490
LTC Commercial Corp.
    7.970% due 04/15/2028                             5,062             4,687
NationsBanc Mortgage Capital Corp.
    8.035% due 05/25/2028 (b)                         3,835             2,699
NationsLink Funding Corp.
    7.105% due 01/20/2013                            10,500             7,796
Red Mountain Funding Corp.
    9.150% due 11/28/2027                             5,727             4,628
Resolution Trust Corp.
    9.050% due 08/25/2023                                14                14
    6.900% due 02/25/2027                             6,213             5,660
    7.000% due 05/25/2027                             5,862             5,776
                                                                   ------------
                                                                       39,515
                                                                   ============

50  See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 1.2%
LTC Commercial Corp.
    9.200% due 08/04/2023                             $    3,235    $    3,288
Resolution Trust Corp.
    7.408% due 09/25/2020 (b)                                253           238
Sasco Floating Rate Commercial Mortgage
    6.364% due 04/25/2003 (b)                             34,800        32,196
Structured Asset Securities Corp.
    7.050% due 11/25/2007                                  4,000         3,571
                                                                    ------------
                                                                        39,293
                                                                    ============
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (IO)
    6.000% due 07/25/2005                                    222             2
    7.000% due 07/25/2008                                  2,832           351
    6.500% due 06/25/2017                                    686            21
    7.000% due 04/25/2019                                 12,000         1,062
    7.000% due 12/25/2021                                  4,325           527
Fund America (IO)
    9.590% due 10/20/2021                                      7            18
                                                                    ------------
                                                                         1,981
                                                                    ------------
Total Mortgage-Backed Securities                                        80,789
(Cost $83,023)                                                      ============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.0%
--------------------------------------------------------------------------------

Airplanes Pass Through Trust
   10.875% due 03/15/2019                                 28,256        23,914
AM-FM, Inc.
    8.750% due 06/15/2007                                  5,650         5,650
   12.750% due 02/01/2009                                  5,550         4,967
Amresco Residential Securities Mortgage Loan Trust
    7.875% due 09/25/2028 (b)                              4,250         4,091
Apria Healthcare Group, Inc.
    9.640% due 08/09/2001                                  4,683         4,577
Charter Commercial Holdings LLC
    8.540% due 03/31/2008                                  2,297         2,278
    8.580% due 03/31/2008                                  2,703         2,680
Columbia/HCA Healthcare
    6.125% due 12/15/2000                                  2,000         1,965
    7.880% due 09/15/2001                                 20,000        19,649
    6.910% due 06/15/2005                                  1,250         1,134
    7.000% due 07/01/2007                                  3,350         2,954
    8.360% due 04/15/2024                                  6,000         5,517
    6.730% due 07/15/2045                                  5,000         4,635
Conseco Finance
    9.300% due 10/15/2030                                 10,000        10,094
Crown Castle
    8.840% due 03/31/2008                                  3,000         2,995
Huntsman Corp.
    8.830% due 12/31/2005                                  3,000         2,993
Jefferson Smurfit
    9.375% due 03/31/2006                                    756           756
Lyondell Petroleum
    9.613% due 12/31/2003 (b)                             18,810        18,959
Morgan Stanley Aircraft Finance
    8.700% due 03/15/2023                                 21,750        18,957
Rural Cellular Corp.
    8.989% due 10/30/2008                                  2,500         2,489
    9.239% due 04/30/2009                                  2,500         2,489
Stone Container Corp.
    9.383% due 10/01/2005                                    710           709
    9.633% due 10/01/2005                                  1,290         1,288
TFM SA de CV
   10.220% due 06/30/2003 (b)                              3,591         3,515
Triad Hospitals, Inc.
    9.950% due 12/31/2005 (b)                              1,975         1,973
   10.120% due 12/31/2005                                  7,950         7,941
                                                                    ------------
Total Asset-Backed Securities                                          159,169
(Cost $168,071)                                                     ============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.4%
--------------------------------------------------------------------------------

United Mexican States
    9.875% due 02/01/2010                                 10,000        10,600
                                                                    ------------
Total Sovereign Issues                                                  10,600
(Cost $9,957)                                                       ============

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.0%
--------------------------------------------------------------------------------

Industrial 1.0%
Hercules Trust VI
    8.625% due 12/29/2000 (b)                             25,550        25,543
Pride International, Inc.
    0.000% due 04/24/2018                                 11,750         5,301
                                                                    ------------
Total Convertible Bonds & Notes                                         30,844
(Cost $29,141)                                                      ============

--------------------------------------------------------------------------------
PREFERRED STOCK 3.2%
--------------------------------------------------------------------------------

                                                          Shares

CSC Holdings, Inc.
   11.125% due 04/02/2008                                188,674        20,283
Fresenius Medical Care
    7.875% due 02/01/2008                                 43,400        38,679
    9.000% due 12/01/2006                                 29,995        28,495
Newscorp Overseas Ltd.
    8.625% due 12/31/2049                                133,200         2,614
Primedia, Inc.
    9.200% due 11/01/2009                                 70,000         6,317
    8.625% due 04/01/2010                                 50,000         4,313
Sig Capital Trust
    9.500% due 08/15/2027                                  7,000         1,593
                                                                    ------------
Total Preferred Stock                                                  102,294
(Cost $117,760)                                                     ============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.1%
--------------------------------------------------------------------------------

                                                       Principal
                                                          Amount
                                                          (000s)

Commercial Paper 2.1%
Abbott Laboratories
    6.500% due 01/26/2001                             $    6,500         6,468
Province of British Columbia
    6.100% due 06/01/2000                                  2,700         2,672
Dominion Residential, Inc.
    6.150% due 05/01/2000                                 13,700        13,634
Exxon Mobil
    6.050% due 04/14/2000                                 14,000        13,974
Heinz Corp.
    6.050% due 05/03/2000                                  1,600         1,592
    6.050% due 05/17/2000                                  3,600         3,573
Motorola, Inc.
    6.090% due 06/30/2000                                 13,500        13,294
Oesterreich Konterbank
    6.080% due 06/15/2000                                  6,200         6,120
Reseau Ferre De France
    6.120% due 05/30/2000                                  1,600         1,584
    6.120% due 06/05/2000                                  3,000         2,968
Xerox Credit Corp.
    6.090% due 06/06/2000                                  1,000           989
                                                                    ------------
Total Short-Term Instruments                                            66,868
(Cost $66,880)                                                      ============

Total Investments (a) 98.1%                                         $3,109,102
(Cost $3,386,320)

Other Assets and Liabilities (Net) 1.9%                                 61,291
                                                                    ------------

Net Assets 100.0%                                                   $3,170,393
                                                                    ============

                                                      See accompanying notes  51

High Yield Fund
March 31, 2000

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,387,281 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                         $     15,845

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                           (294,024)
                                                                  --------------

Unrealized depreciation-net                                       $   (278,179)
                                                                  ==============

(b) Variable rate security. The rate listed is as of March 31, 2000.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.

52  See accompanying notes

Schedule of Investments
Long-Term U.S. Government Fund
March 31, 2000


                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)

--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 3.7%
--------------------------------------------------------------------------------

Banking & Finance 3.7%
AESOP Funding II LLC
    6.220% due 10/20/2001                              $  3,000       $  2,999
Associates Corp. of North America
    5.800% due 04/20/2004                                 2,500          2,353
Bayerische Landesbank NY
    0.000% due 05/17/2000 (d)                             1,000            982
Countrywide Home Loans
    6.850% due 06/15/2004                                 1,500          1,458
Goldman Sachs Group
    6.714% due 01/14/2002 (d)                             3,000          3,021
Morgan Stanley, Dean Witter, Discover and Co.
    6.290% due 04/22/2004 (d)                             2,500          2,498
                                                                      ----------
Total Corporate Bonds & Notes                                           13,311
                                                                      ==========
(Cost $13,499)

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 1.4%
--------------------------------------------------------------------------------

Federal Home Loan Bank
    0.000% due 05/12/2000 (d)                             1,900          1,900
Student Loan Marketing Assn.
    5.129% due 06/30/2000 (d)                             1,000          1,000
    6.365% due 07/25/2004 (d)                             1,235          1,230
    6.595% due 01/25/2007 (d)                               666            664
                                                                      ----------
Total U.S. Government Agencies                                           4,794
                                                                      ==========
(Cost $4,782)

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 77.9%
--------------------------------------------------------------------------------

Treasury Inflation Protected Securities (b)
    3.625% due 07/15/2002 (c)                            16,326         16,278
    3.375% due 01/15/2007                                 3,194          3,076
U.S. Treasury Bonds
   11.250% due 02/15/2015                                 7,800         11,537
    8.875% due 08/15/2017                                 4,100          5,245
    8.750% due 08/15/2020 (c)                            81,300        105,206
    8.000% due 11/15/2021 (c)                            32,200         39,214
    6.000% due 02/15/2026 (c)                            25,100         24,824
    6.375% due 08/15/2027 (c)                            45,600         47,467
    6.250% due 05/15/2030                                 2,100          2,221
U.S. Treasury Notes
    5.125% due 08/31/2000 (f)                               835            831
U.S. Treasury Strips
    0.000% due 02/15/2019                                64,800         20,816
                                                                      ----------
Total U.S. Treasury Obligations                                        276,715
                                                                      ==========
(Cost $265,515)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 84.8%
--------------------------------------------------------------------------------

Collateralized Mortgage Obligations 32.5%
Bear Stearns Mortgage Securities, Inc.
    7.100% due 06/25/2024                                   385            364
    6.687% due 06/25/2030                                 1,012          1,023
California Federal Bank
    6.341% due 08/25/2030 (d)                               712            708
Chase Mortgage Finance Corp.
    6.203% due 04/25/2025 (d)                             2,463          2,504
CMC Securities Corp.
    6.000% due 02/25/2009                                   846            841
    6.150% due 05/25/2028 (d)                             3,000          2,984
Countrywide Funding Corp.
    6.500% due 01/25/2009                                 1,000            991
Federal Home Loan Mortgage Corp.
    7.000% due 07/01/2002                                 1,233          1,225
    7.500% due 06/01/2004                                    46             46
    7.500% due 07/01/2004                                   595            595
    7.500% due 08/01/2004                                    84             83
    7.500% due 09/01/2004                                   211            211
    9.500% due 01/15/2005                                    36             36
    6.000% due 03/15/2007                                    27             27
    5.500% due 05/15/2007                                    28             28
    8.000% due 02/15/2015                                   409            415
    4.250% due 12/15/2021                                   541            500
    7.000% due 07/15/2022                                 1,071          1,035
    7.000% due 05/15/2023                                   226            216
    7.000% due 08/15/2023                                   324            310
    7.000% due 09/15/2023                                   783            728
    6.250% due 09/15/2023                                 5,000          4,640
    6.850% due 10/25/2023                                 1,674          1,619
    6.000% due 11/15/2023                                   950            829
    6.500% due 11/15/2023                                   891            777
    6.500% due 11/25/2023                                   618            518
    6.500% due 12/15/2023                                 1,017            899
    7.000% due 01/15/2024                                    97             89
    7.500% due 01/20/2024                                 2,522          2,519
    6.500% due 02/15/2024                                   115            101
    6.500% due 03/15/2024                                 1,126          1,016
    6.000% due 10/15/2024                                 2,706          2,643
    6.500% due 12/15/2024                                 3,444          3,391
    8.000% due 12/15/2024                                 1,000          1,007
    7.500% due 02/15/2025                                 2,380          2,377
Federal National Mortgage Assn.
    7.500% due 02/01/2004                                   410            409
    7.500% due 03/01/2004                                   267            267
    7.500% due 04/01/2004                                   333            332
    7.500% due 05/01/2004                                   502            500
    7.500% due 06/01/2004                                   445            443
    7.500% due 07/01/2004                                   520            518
    7.500% due 08/01/2004                                 1,230          1,224
    7.500% due 09/01/2004                                   223            222
    7.500% due 10/01/2004                                   243            242
    5.750% due 06/25/2006                                   104            104
    5.600% due 07/25/2006                                   102            101
    6.250% due 12/25/2013                                    76             70
    6.000% due 07/25/2015                                   741            738
    6.000% due 09/25/2016                                   131            131
    5.750% due 12/25/2016                                    35             35
    6.650% due 01/25/2017                                    49             48
    6.479% due 10/25/2017 (d)                             3,621          3,604
    6.500% due 11/25/2017                                 3,340          3,326
    7.000% due 02/25/2020                                 2,000          1,982
    6.950% due 07/25/2020                                 1,651          1,613
    6.750% due 06/25/2021                                 4,253            398
    8.000% due 03/25/2022                                    10             10
    7.000% due 04/25/2022                                   849            778
    7.000% due 06/25/2022                                   409            386
    7.800% due 10/25/2022                                   495            492
    7.000% due 10/25/2022                                 1,186          1,110
    7.000% due 05/25/2023                                 1,349          1,274
    6.900% due 05/25/2023                                   552            512
    7.000% due 06/25/2023                                   542            515
    6.000% due 08/25/2023                                   137            111
    4.500% due 10/25/2023                                   219            126
    6.500% due 11/25/2023                                 2,000          1,805
    6.500% due 12/25/2023                                 3,726          3,268
    7.000% due 12/25/2023                                 1,538          1,432
    6.500% due 01/25/2024                                   203            181
    6.500% due 02/25/2024                                   295            248
    6.000% due 05/17/2027                                 2,500          2,146
    7.000% due 05/18/2027                                 1,537          1,343
    8.500% due 06/01/2027                                 1,113          1,136
    9.000% due 06/01/2027                                 1,723          1,786
    6.502% due 02/01/2028 (d)                               539            560
First Boston Mortgage Securities Corp.
    7.300% due 07/25/2023                                 1,441          1,278
General Electric Capital Mortgage Services, Inc.
    9.000% due 09/25/2023                                   400            405
    6.500% due 10/25/2023                                 3,000          2,627
    6.500% due 01/25/2024                                 4,467          3,504
    6.500% due 03/25/2024                                   876            780
    7.000% due 10/25/2027                                   890            882
    6.650% due 05/25/2028                                 6,112          5,990
German American Capital Corp.
    7.000% due 08/12/2010                                 3,000          2,941

                                                      See accompanying notes  53

Long-Term U.S. Government Fund
March 31, 2000                                        Principal
                                                         Amount         Value
                                                         (000s)        (000s)
--------------------------------------------------------------------------------
Government National Mortgage Assn
    7.000% due 03/16/2029                              $    268      $    232
Independent National Mortgage Corp.
    8.539% due 01/25/2025 (d)                                71            73
    6.930% due 05/25/2026                                   911           903
Mellon Residential Funding Corp.
    6.460% due 07/25/2029                                 1,897         1,834
Merrill Lynch Mortgage Investors, Inc.
    6.050% due 10/15/2008                                 2,750         2,668
Norwest Asset Securities Corp.
    6.750% due 10/25/2028                                   985           917
PHH Mortgage Services Corp.
    6.730% due 06/18/2011                                   870           868
PNC Mortgage Securities Corp.
    7.500% due 01/25/2015                                 1,467         1,456
    7.500% due 02/25/2027                                 1,775         1,749
    6.750% due 04/25/2028                                 3,000         2,828
Prudential Home Mortgage Securities
    7.625% due 02/25/2023                                    40            39
    6.950% due 09/25/2023                                    68            54
    6.500% due 01/25/2024                                 1,433         1,261
    8.000% due 06/25/2024                                   793           792
Residential Accredit Loans, Inc.
    7.000% due 02/25/2028                                 2,000         1,901
Residential Funding Mortgage Securities, Inc.
    8.344% due 03/25/2025 (d)                                76            78
    7.750% due 09/25/2026                                 1,100         1,075
    7.500% due 04/25/2027                                 1,924         1,879
Resolution Trust Corp.
    7.000% due 09/25/2029                                 1,671         1,678
Vendee Mortgage Trust
    6.500% due 06/15/2024                                 2,178         1,990
                                                                     ----------
                                                                      115,503
                                                                     ==========
Federal Home Loan Mortgage Corporation 9.4%
    6.250% due 12/15/2023                                   496           427
    6.341% due 01/01/2028 (d)                             3,016         2,949
    6.500% due 11/15/2023-01/15/2028 (h)                  9,972         8,446
    6.758% due 09/01/2027 (d)                             3,951         3,847
    6.898% due 06/01/2022 (d)                                65            68
    6.930% due 01/01/2028 (d)                             1,810         1,771
    6.964% due 10/01/2026 (d)                             1,196         1,205
    7.000% due 04/14/2030                                 5,000         4,810
    7.355% due 02/01/2028 (d)                             2,034         2,008
    7.414% due 05/01/2022 (d)                               110           113
    7.500% due 10/01/2004                                 2,152         2,144
    7.711% due 12/01/2024 (d)                             1,480         1,526
    8.000% due 05/01/2004                                 4,197         4,228
                                                                     ----------
                                                                       33,542
                                                                     ==========
Federal Housing Administration 9.1%
    6.896% due 07/01/2020                                 3,767         3,541
    7.000% due 11/25/2019                                 4,616         4,600
    7.375% due 01/01/2018                                 1,778         1,695
    7.400% due 12/18/2018                                 1,574         1,501
    7.421% due 11/01/2019                                   120           120
    7.430% due 08/01/2019-06/01/2024 (h)                 19,470        19,416
    7.450% due 03/25/2022                                 1,669         1,665
                                                                     ----------
                                                                       32,538
                                                                     ==========
Federal National Mortgage Association 14.3%
    6.500% due 03/01/2006-07/25/2010 (h)                  8,707         8,550
    6.633% due 12/01/2027 (d)                             2,623         2,623
    6.790% due 10/01/2024 (d)                             1,946         1,974
    6.888% due 08/01/2026 (d)                               523           543
    6.893% due 08/01/2026 (d)                               184           189
    7.000% due 03/01/2004-07/25/2023 (h)                 17,481        17,230
    7.056% due 11/01/2023 (d)                             2,943         3,004
    7.197% due 04/01/2028 (d)                             2,778         2,838
    7.378% due 01/01/2026 (d)                               992         1,001
    7.478% due 05/01/2025 (d)                             1,654         1,688
    8.084% due 10/01/2024 (d)                               104           108
    8.500% due 09/01/2026-04/01/2028 (h)                  6,716         6,859
    9.000% due 07/01/2005-08/01/2021 (h)                  4,138         4,072
                                                                     ----------
                                                                       50,679
                                                                     ==========

Government National Mortgage Association 15.9%
    6.375% due 02/20/2017-01/20/2028 (d)(h)              16,338        16,425
    6.500% due 04/24/2030 (d)                            16,000        15,854
    6.625% due 12/15/2000-02/15/2040 (h)                  2,000         1,907
    6.750% due 09/20/2017-09/20/2026 (d)(h)               8,059         8,094
    6.800% due 09/15/2001-10/15/2040 (d)(h)               1,757         1,734
    7.000% due 05/15/2002-10/15/2040 (d)(h)               8,717         8,640
    7.125% due 12/20/2017-10/20/2027 (d)(h)               3,839         3,887
                                                                     ----------
                                                                       56,541
                                                                     ==========

Other Mortgage-Backed Securities 2.3%
Countrywide Funding Corp.
    7.000% due 05/25/2024                                 8,000         7,275
Resolution Trust Corp.
    6.472% due 05/25/2029 (d)                               806           779
                                                                     ----------
                                                                        8,054
                                                                     ==========
Stripped Mortgage-Backed Securities 1.3%
Federal Home Loan Mortgage Corp. (IO)
    7.000% due 03/15/2003                                 1,096           108
    6.500% due 11/15/2003                                 1,821           199
    7.000% due 02/15/2006                                    76             3
    6.500% due 08/15/2006                                    61             1
    6.500% due 10/15/2006                                   144            10
    6.500% due 11/15/2006                                   121             3
    8.191% due 02/15/2007                                     4            74
    7.500% due 06/15/2007                                   345            39
    6.500% due 10/15/2007                                 1,140            92
    6.000% due 10/15/2007                                   122             8
    6.500% due 11/15/2008                                   806           135
    7.000% due 12/15/2023                                 1,946           268
Federal National Mortgage Association (IO)
   11.876% due 08/25/2006                                     6            60
    6.500% due 02/25/2007                                    91             5
    6.500% due 07/25/2007                                 1,026            44
   11.980% due 08/25/2007                                     7           185
   10.146% due 09/25/2007                                     4            94
    6.500% due 08/25/2020                                   261            16
    6.500% due 09/25/2021                                   482            56
    7.000% due 12/25/2021                                   216            26
Federal National Mortgage Association (PO)
    0.000% due 03/25/2009                                 2,944         2,000
    0.000% due 09/25/2023                                 1,509           750
First Plus Home Loan Trust (PO)
    6.000% due 10/10/2000                                 1,200            41
Norwest Asset Securities Corp.(IO)
    7.250% due 02/25/2012                                 1,124           153
Residential Funding Mortgage Securities, Inc.(IO)
    5.000% due 06/25/2000                                 6,000            96
                                                                        4,466
                                                                     ----------
Total Mortgage-Backed Securities                                      301,323
(Cost $307,131)                                                      ==========


ASSET-BACKED SECURITIES 5.2%
Bear Stearns Mortgage Securities, Inc.
    6.350% due 08/25/2024                                 1,445         1,437
Chase Credit Card Master Trust
    6.777% due 05/15/2007                                 1,782         1,769
Chase Manhattan Corp
    6.750% due 08/25/2028                                 1,850         1,723
Discover Card Trust
    6.792% due 04/16/2010                                 1,325         1,298
Green Tree Floorplan Receivables Master Trust
    6.811% due 11/01/2004 (d)                             3,000         3,018
Merrill Lynch Mortgage Investors, Inc.
    6.210% due 03/20/2017                                   982           978
Norwest Asset Securities Corp.
    6.750% due 07/25/2028                                 3,000         2,717
Oakwood Mortgage Investors, Inc.
    6.750% due 08/15/2027                                   969           967
Residential Funding Mortgage Securities, Inc.
    6.290% due 07/25/2013                                 2,730         2,703
SMS Student Loan Trust
    6.110% due 10/27/2025 (d)                             2,000         1,956
                                                                     ----------
Total Asset-Backed Securities                                          18,566
(Cost $18,923)                                                       ==========


54  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------

U.S. Treasury Bond June Futures (CBOT)
    Strike @ 90.000 Exp. 05/20/2000                   $      93       $       4
U.S. Treasury Note June Futures (CBOT)
    Strike @ 103.000 Exp. 05/20/2000                        456               7
U.S. Treasury Note June Futures (CBOT)
    Strike @ 105.000 Exp. 05/20/2000                        200               3
                                                                      ----------
Total Purchased Call Options                                                 14
(Cost $102)                                                           ==========


--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------

Eurodollar September Futures (CME)
    Strike @ 91.750 Exp. 09/18/2000                         890               4
                                                                      ----------
Total Purchased Put Options                                                   4
(Cost $11)                                                            ==========


--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.7%
--------------------------------------------------------------------------------

Certificates of Deposit 0.2%
Commerzbank AG
    6.200% due 05/10/2000                                   770             765
                                                                      ----------

Commercial Paper 3.2%
Abbott Laboratories
    6.020% due 05/02/2000                                11,500          11,444
                                                                      ----------

Repurchase Agreement 1.0%
State Street Bank
    5.600% due 04/03/2000                                 3,486           3,486
    (Dated 03/31/2000. Collateralized by                              ----------
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $3,556
    Repurchased proceeds are $3,488.)

U.S. Treasury Bills (f) 0.3%
    5.675% due 04/27/2000                                   982             978
                                                                      ----------

Total Short-Term Instruments                                             16,673
(Cost $16,673)                                                        ----------

Total Investments (a) 177.7%                                          $ 631,400
(Cost $626,636)

Written Options (c) (0.2%)                                                 (664)
(Premium $579)

Other Assets and Liabilities (Net) (77.5%)                             (275,489)
                                                                      ----------

Net Assets 100.0%                                                     $ 355,247
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $626,838 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost                                                              $  12,298

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value                                                               (7,736)
                                                                      ----------

Unrealized appreciation-net                                           $   4,562
                                                                      ==========

(b) Principal amount of the security is adjusted for inflation.

(c) Subject to a financing transaction.

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Premiums received on written options:

                                                      # of
Type                                             Contracts   Premium     Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 98.00 Exp. 05/20/2000                      3      $  1      $  3

Put - CBOT U.S. Treasury Note June Futures
     Strike @ 96.00 Exp. 05/20/2000                     17         5         1

Call - OTC U.S. Treasury Note
     6.125% due 08/2029
     Strike @ 96.06 Exp. 05/12/2000                    100       242       627

Put - OTC U.S. Treasury Note
     6.125% due 08/2029
     Strike @ 96.06 Exp. 05/12/2000                    100       242        26

Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 100.00 Exp. 05/20/2000                     2         1         1

Put - OTC U.S. Treasury Note
     5.500% due 08/2028
     Strike @ 84.03 Exp. 05/19/2000                    100        88         6
                                                                ----------------
                                                                $579      $664
                                                                ================

(f) Securities with an aggregate market value of $1,809 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                    274           $     (259)
U.S. Treasury 5 Year Note (06/2000)                   486                 (626)
U.S. Treasury 10 Year Note (06/2000)                  421               (1,154)
U.S. Treasury 30 Year Note (06/2000)                  149                  615
                                                                    ------------
                                                                    $   (1,424)
                                                                    ============

(g) Swap agreements outstanding at March 31, 2000:
                                                                      Unrealized
                                                 Notional          Appreciation/
Type                                               Amount         (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%

Broker: Goldman Sachs
Exp. 02/17/2005                                $   60,000             $   (387)

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                     3,000                    0


Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                     3,000                    0


Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                     3,000                    0
                                                                      ----------
                                                                      $   (387)
                                                                      ==========

                                                      See accompanying notes  55

Long-Term U.S. Government Fund
March 31, 2000

--------------------------------------------------------------------------------

                                        Fixed
                                         Rate         Notional       Unrealized
Type                                      (%)           Amount     Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                        1.0850        $   9,500        $     114

Broker: Goldman Sachs
Exp. 02/16/2005                        1.1120           24,400              265

Broker: Goldman Sachs
Exp. 08/14/2000                        1.1500            4,000                8

Broker: Goldman Sachs
Exp. 08/14/2000                        1.1500           13,900               28

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                        0.8675           14,500        $    238
                                                                      --------
                                                                      $    653
                                                                      ========

(h) Securities are grouped by coupon or range of coupons and represent a range of maturities.

56  See accompanying notes

Schedule of Investments
Low Duration Fund
March 31, 2000                                      Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 58.7%
--------------------------------------------------------------------------------

Banking & Finance 31.0%
American General Finance
    6.875% due 12/14/2001                            $ 25,000        $ 24,765
Aristar, Inc.
    7.375% due 09/01/2004                              19,000          18,796
Associates Corp. of North America
    6.210% due 08/27/2001 (d)                           1,000           1,000
    6.875% due 06/20/2002                              20,000          19,711
    6.950% due 08/01/2002                               1,000             990
AT&T Capital Corp.
    7.500% due 11/15/2000                               6,200           6,218
    6.310% due 04/23/2002 (d)                          10,000          10,028
Banc One Corp.
    7.250% due 08/01/2002                                 500             498
Banco Latinoamericano SA
    6.750% due 03/01/2001                               1,300           1,284
Banco Nacional de Comercio Exterior
    7.250% due 02/02/2004                               1,800           1,719
BankAmerica Corp.
    7.200% due 09/15/2002                                 100              99
    7.875% due 12/01/2002                                 100             101
Bear Stearns Co., Inc.
    6.750% due 08/15/2000                               5,000           4,994
    6.740% due 06/28/2001 (d)                           2,000           2,005
    6.510% due 12/16/2002 (d)                          21,000          20,999
    6.125% due 02/01/2003                               3,000           2,885
    6.596% due 03/28/2003 (d)                           8,600           8,605
    6.200% due 03/30/2003                               9,700           9,325
    6.521% due 06/01/2004 (d)                           3,000           3,011
Beneficial Corp.
    6.110% due 01/09/2002 (d)                          10,000          10,034
    6.650% due 09/12/2002                               5,000           4,911
    6.575% due 12/16/2002                               5,440           5,320
Bombardier Capital, Inc.
    6.000% due 01/15/2002                              10,000           9,724
    7.500% due 08/15/2004                               1,000             989
Capital One Bank
    6.280% due 02/20/2001                               6,500           6,444
    7.000% due 04/30/2001                                 300             299
Case Credit Corp.
    5.910% due 02/19/2001                               4,000           3,949
    5.850% due 02/20/2001 (d)                          63,000          62,161
    5.930% due 02/26/2001                               5,000           4,935
    6.393% due 08/01/2001 (d)                           4,750           4,743
Caterpillar Financial Service Corp.
    6.875% due 08/01/2004                               1,000             975
Chase Manhattan Corp.
    5.560% due 10/13/2000 (d)                           7,500           7,512
    5.500% due 02/15/2001                               1,000             986
Chrysler Financial Co. LLC
    5.850% due 01/26/2001                               5,000           4,955
    6.144% due 08/08/2002 (d)                           8,000           8,007
CIT Group, Inc.
    6.200% due 10/20/2000                              17,300          17,231
    5.875% due 06/18/2001                              19,400          19,083
Credit Asset Receivable
    6.274% due 10/31/2003                              37,439          36,592
Export-Import Bank Korea
    6.500% due 11/15/2006                               6,700           6,385
Finova Capital Corp.
    6.450% due 06/01/2000                              12,200          12,183
    6.270% due 09/29/2000                               2,700           2,681
First Security Corp.
    7.701% due 06/01/2005 (d)                           4,600           4,600
Ford Motor Credit Corp.
    6.341% due 03/19/2002 (d)                          18,857          18,907
    6.300% due 07/16/2002 (d)                             100             100
    6.520% due 08/12/2002                              13,000          12,744
    6.330% due 03/17/2003 (d)                           3,000           3,000
    6.125% due 04/28/2003                              14,000          13,494

General Motors Acceptance Corp.
    7.125% due 05/01/2001                              15,000          14,987
    6.211% due 09/19/2001 (d)                           5,000           5,009
    6.230% due 12/10/2001 (d)                           7,400           7,396
    6.165% due 04/29/2002 (d)                           2,000           2,001
    6.199% due 11/12/2002 (d)                          17,400          17,367
    6.299% due 11/12/2002 (d)                          63,520          63,605
    5.875% due 01/22/2003                                 500             480
    6.681% due 07/20/2003 (d)                          14,934          14,920
    6.251% due 04/05/2004 (d)                             700             698
Goldman Sachs Group
    6.200% due 12/15/2000                               1,000             995
Great Western Financial
    8.600% due 02/01/2002                               4,000           4,049
Heller Financial, Inc.
    6.435% due 08/08/2000                               2,500           2,496
    6.300% due 04/28/2003 (d)                          20,000          19,919
Hitachi Credit America
    6.100% due 04/24/2001                              25,000          24,777
Household Finance Corp.
    6.490% due 04/09/2001                              20,000          19,856
    6.125% due 07/15/2002                              10,000           9,726
    7.625% due 01/15/2003                              10,849          10,837
    6.125% due 02/27/2003                               1,500           1,437
    6.506% due 06/24/2003 (d)                           1,500           1,499
Industrial Bank of Korea
    8.375% due 09/30/2002                               5,000           4,980
Key Bank NA
    6.052% due 04/24/2003                              12,900          12,425
Korea Development Bank
    7.125% due 09/17/2001                              11,900          11,767
    7.900% due 02/01/2002                               1,300           1,296
    7.625% due 10/01/2002                              18,500          18,244
    8.008% due 06/16/2003 (d)                           3,500           3,430
    6.625% due 11/21/2003                              20,300          19,251
    7.125% due 04/22/2004                               1,800           1,729
    7.375% due 09/17/2004                               1,200           1,161
Korean Export-Import Bank
    6.500% due 02/10/2002                               7,200           6,987
    7.100% due 03/15/2007                               3,200           3,160
Lehman Brothers Holdings, Inc.
    6.138% due 06/01/2001 (d)                           1,500           1,500
    6.904% due 04/02/2002 (d)                           2,000           2,012
    6.375% due 05/07/2002                              28,345          27,667
    6.798% due 05/07/2002 (d)                           5,000           5,018
    6.690% due 12/12/2002 (d)                           1,500           1,504
    6.690% due 04/04/2003 (d)                           7,900           8,016
    7.000% due 05/15/2003                               3,600           3,531
Marsh & McLennan Co., Inc.
    6.625% due 06/15/2004                               1,000             967
MBNA America Bank NA
    6.000% due 12/26/2000                               5,000           4,952
    6.875% due 07/15/2004                               1,900           1,837
Mercury Finance Co.
   10.000% due 03/23/2001                               4,400           4,268
Merrill Lynch & Co.
    6.250% due 07/25/2000                               2,150           2,149
    6.298% due 09/25/2000 (d)                           2,100           2,102
    6.234% due 09/30/2000 (d)                           8,558           8,553
    6.000% due 01/15/2001                               1,336           1,324
    6.710% due 11/26/2001 (d)                         115,000         114,969
    6.140% due 01/15/2002 (d)                           5,000           4,954
    6.508% due 02/08/2002 (d)                          25,000          25,065
    6.300% due 02/04/2003 (d)                          23,000          22,701
    6.130% due 04/07/2003                               7,770           7,491
Mexico Credit Link
   11.384% due 02/22/2002 (d)                           5,000           5,035
Morgan Stanley, Dean Witter, Discover and Co.
    6.328% due 03/11/2003 (d)                           5,000           4,985
PNC Bank Corp.
    6.224% due 01/24/2002 (d)                          20,000          19,981
Popular North American, Inc.
    6.875% due 06/15/2001                               5,000           4,950
    7.375% due 09/15/2001                              20,000          19,884

                                                      See accompanying notes  57

Low Duration Fund
March 31, 2000

                                           Principal
                                              Amount               Value
                                              (000s)              (000s)
--------------------------------------------------------------------------------
Popular, Inc.
    6.200% due 04/30/2001                 $    1,000          $      984
Prudential Funding Corp.
    6.240% due 10/02/2000 (d)                  5,000               5,008
Rothmans Holdings
    6.500% due 05/06/2003                     14,000              13,327
Salomon, Inc.
    7.500% due 02/01/2003                      3,000               3,001
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002 (f)(h)               1,064               1,045
    6.279% due 05/14/2002 (d)                 25,150              25,113
    6.320% due 07/23/2002 (d)                  5,100               5,094
Security Pacific Corp.
   11.500% due 11/15/2000                      3,850               3,953
Seismic Ltd.
   10.790% due 01/01/2002 (d)                 10,000              10,000
SGE Associates
    8.070% due 07/20/2000                      3,249               3,250
Spieker Properties
    6.650% due 12/15/2000                      5,070               5,028
    6.800% due 05/01/2004                      2,000               1,895
Toyota Motor Credit Corp.
    5.707% due 02/15/2002                     11,600              11,299
Transamerica Finance Corp.
    6.125% due 11/01/2001                      5,000               4,895
    5.920% due 03/29/2002                     52,050              50,423
Travelers Group, Inc.
    7.250% due 05/01/2001                      3,700               3,700
    7.300% due 05/15/2002                     15,000              14,964
Wachovia Corp.
    6.805% due 05/02/2005 (d)                  8,000               8,000
Wells Fargo Co.
    6.750% due 05/12/2000                      1,000               1,000
    6.780% due 05/02/2005 (d)                 32,700              32,700
                                                              ------------
                                                               1,236,555
                                                              ============
Industrials 14.2%
Allied Waste North America, Inc.
    7.375% due 01/01/2004                      5,000               4,300
AMR Corp.
    9.910% due 03/01/2001                      2,500               2,555
    9.440% due 05/15/2001                      5,000               5,094
    9.125% due 10/24/2001                      1,000               1,019
Boise Cascade Co.
    9.850% due 06/15/2002                      3,000               3,081
Burlington North Santa Fe
    6.050% due 03/15/2001                      2,000               1,972
Case Credit Corp.
    6.318% due 05/05/2000 (d)                 17,750              17,752
Century Communications Corp.
    0.000% due 03/15/2003                      5,250               3,859
Coastal Corp.
    6.569% due 03/06/2002 (d)                 32,200              32,200
Container Corp. of America
   11.250% due 05/01/2004                      7,500               7,650
Crown Cork & Seal
    7.125% due 09/01/2002                     33,000              32,159
CSX Corp.
    9.500% due 08/01/2000                        380                 382
Delta Air Lines, Inc.
    9.875% due 05/15/2000                      4,100               4,110
    9.800% due 12/16/2000                        250                 252
    8.500% due 09/15/2001                        205                 207
Dillards, Inc.
    6.080% due 08/01/2000                      5,000               4,962
Eastman Chemical Co.
    6.375% due 01/15/2004                        250                 237
Electric Lightwave, Inc.
    6.050% due 05/15/2004                      3,000               2,859
EZ Communication, Inc.
    9.750% due 12/01/2005                      5,000               5,305
Federal-Mogul Corp.
    7.500% due 07/01/2004                     28,600              24,828
Ford Motor Co.
    9.000% due 09/15/2001                        500                 511
Fred Meyer, Inc.
    7.150% due 03/01/2003                     13,500              13,209
Global Crossing Ltd.
    6.000% due 10/15/2003                      5,000               4,634
Gold Eagle
    9.003% due 04/16/2001                     20,000              19,976
Grupo Televisa SA
   13.250% due 05/15/2008 (i)                  5,850               5,777
Hertz Corp.
    6.625% due 07/15/2000                        100                 100
HMH Properties, Inc.
    7.875% due 08/01/2005                      5,000               4,419
Houghton Mifflin Co.
    6.501% due 12/01/2000 (d)                 18,000              17,992
IBM Corp.
    6.375% due 06/15/2000                        100                 100
IMEXSA Export Trust
   10.125% due 05/31/2003                      8,286               8,086
International Paper Co.
    6.875% due 07/10/2000                      6,000               5,988
ISP Holdings, Inc.
    9.750% due 02/15/2002                      3,000               2,858
J Seagram & Sons
    6.250% due 12/15/2001                     52,000              50,750
Levi Strauss & Co.
    6.800% due 11/01/2003                      2,500               1,650
Lockheed Martin Corp.
    6.850% due 05/15/2001                      5,300               5,232
Nabisco, Inc.
    6.000% due 02/15/2001 (d)                 21,000              20,700
    6.700% due 06/15/2002                     21,100              20,590
NL Industries, Inc.
   11.750% due 10/15/2003                      3,000               3,109
Noranda, Inc.
    6.820% due 08/18/2000 (d)                  1,000               1,002
Norfolk Southern Corp.
    6.700% due 05/01/2000                      2,500               2,499
Occidental Petroleum
    6.400% due 04/01/2003                     15,945              15,200
Owens-Illinois, Inc.
    7.850% due 05/15/2004                     15,000              14,416
Petroleos Mexicanos
    8.402% due 07/15/2005 (d)                 15,173              14,984
    9.375% due 12/02/2008                      5,500               5,651
Philip Morris Cos., Inc.
    9.000% due 01/01/2001                      7,000               7,060
    7.500% due 01/15/2002                        200                 196
    7.250% due 01/15/2003                      4,050               3,894
R & B Falcon Corp.
    6.500% due 04/15/2003                     11,000               9,955
Rollins Truck Leasing Co.
    8.000% due 02/15/2003                      3,000               3,036
Starwood Hotel & Resorts
    6.750% due 11/15/2005                      2,000               1,793
Stone Container Corp.
   10.750% due 10/01/2002                     11,080              11,232
    9.500% due 10/01/2003                      2,363               2,362
Supervalu, Inc.
    9.750% due 06/15/2004                     10,500              11,025
TCI Communications, Inc.
    6.850% due 03/11/2003 (d)                  3,000               3,066
Tenet Healthcare Corp.
    7.875% due 01/15/2003                      4,300               4,139
    8.625% due 12/01/2003                      9,700               9,510
Time Warner, Inc.
    7.975% due 08/15/2004                      1,200               1,223
    8.110% due 08/15/2006                      2,400               2,465
Union Oil Co. of California
    9.100% due 08/15/2001                      3,350               3,431
Union Pacific Corp.
    7.000% due 06/15/2000                      1,000                 999
Waste Management, Inc.
6.500% due 05/14/2004                         45,000              40,257

58  See accompanying notes

                                                             Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Whitman Corp.
    6.250% due 05/01/2000                                    $  3,000  $   3,000
    6.000% due 05/01/2004                                       6,500      6,161
Williams Communications Group, Inc.
    6.540% due 11/15/2001                                       6,200      6,200
Xerox Corp.
    5.875% due 06/01/2000                                       3,000      2,995
Yorkshire Power
    6.154% due 02/25/2003                                      40,000     38,136
                                                                       ---------
                                                                         566,351
                                                                       =========
Utilities 13.5%
Arkansas Power & Light
    6.000% due 10/01/2003                                         450        427
Beaver Valley Funding Corp.
    8.250% due 06/01/2003                                       3,410      3,385
Burlington Resources
    9.625% due 06/15/2000                                      13,900     13,957
Calpine Corp.
    9.250% due 02/01/2004                                       2,960      2,982
    7.625% due 04/15/2006                                       6,000      5,674
Cinergy Corp.
    6.125% due 04/15/2004                                      13,000     12,228
Cleveland Electric Illuminating Co.
    8.550% due 11/15/2001                                       2,075      2,109
    7.850% due 07/30/2002                                       3,500      3,496
    9.500% due 05/15/2005                                       2,000      2,031
CMS Energy
    8.125% due 05/15/2002                                       2,700      2,662
    7.625% due 11/15/2004                                      14,500     13,472
Connecticut Light & Power Co.
    7.875% due 06/01/2001                                         500        500
    7.750% due 06/01/2002                                      21,500     21,456
    8.590% due 06/05/2003                                      10,000      9,677
Conoco, Inc.
    5.900% due 04/15/2004                                       3,100      2,951
Cox Enterprises, Inc.
    6.625% due 06/14/2002                                       3,000      2,923
Entergy Mississippi
    7.750% due 02/15/2003                                      35,000     35,067
Flag Ltd.
    8.250% due 01/30/2008                                       2,000      1,750
Hughes Electric
    7.451% due 10/23/2000                                      28,500     28,474
Illinois Power Co.
    6.250% due 07/15/2002                                      10,000      9,717
    6.000% due 09/15/2003                                      12,500     11,869
Louisiana Power & Light Co.
    7.740% due 07/01/2002                                       3,308      3,290
MCI Worldcom, Inc.
    6.270% due 08/17/2000 (d)                                 100,000    100,017
    8.875% due 01/15/2006                                      45,170     47,068
New Century Energies, Inc.
    5.860% due 05/30/2000                                      12,100     12,075
Niagara Mohawk Power
    7.000% due 10/01/2000                                      20,717     20,678
    7.125% due 07/01/2001                                       1,512      1,492
    7.250% due 10/01/2002                                      16,634     16,432
Noram Energy
    7.500% due 08/01/2000                                      12,300     12,309
North Atlantic Energy
    9.050% due 06/01/2002                                       4,066      4,029
Occidental Petroleum
    6.240% due 11/24/2000                                       5,000      4,954
Ohio Edison
    6.375% due 04/01/2000                                       1,900      1,900
Public Service Enterprise Group, Inc.
    6.330% due 11/22/2000 (d)                                  10,000     10,000
Southwestern Bell Communication Capital Corp.
    6.125% due 03/12/2001                                       2,000      1,983
Texas New Mexico Power
    9.250% due 09/15/2000                                       1,599      1,609
Texas Utilities Co.
    6.735% due 04/20/2000 (d)                                  10,000     10,005
    5.940% due 10/15/2001                                      13,155     12,897
    6.750% due 04/01/2003                                       3,875      3,796
    6.875% due 08/01/2005                                       2,000      1,948
U.S. West Communications, Inc.
    5.650% due 11/01/2004                                       9,250      8,618
United Illuminating Co.
    6.000% due 12/15/2003                                      13,000     12,133
Western Massachusetts Electric
    7.375% due 07/01/2001                                       5,250      5,225
    7.750% due 12/01/2002                                      10,300     10,392
Western Resources, Inc.
    6.250% due 08/15/2003                                       5,450      4,692
WorldCom, Inc.
    6.125% due 08/15/2001                                      45,000     44,443
                                                                       ---------
                                                                         538,792
                                                                       ---------
Total Corporate Bonds & Notes                                          2,341,698
(Cost $2,376,563)                                                      =========

MUNICIPAL BONDS & NOTES 0.3%

New York 0.3%
New York City Refunding Bonds, Series 1998 B
    5.900% due 08/01/2000                                      13,000     12,952
                                                                       ---------
Total Municipal Bonds & Notes                                             12,952
(Cost $12,999)                                                         =========


U.S. GOVERNMENT AGENCIES 2.3%

Small Business Administration
    7.000% due 01/25/2013 (d)                                     261        263
    7.250% due 02/25/2014 (d)                                     813        848
Student Loan Marketing Assn
    5.129% due 06/30/2000 (d)                                  46,000     45,994
    5.909% due 04/25/2006 (d)                                   9,146      9,112
    6.565% due 04/25/2007 (d)                                  34,828     34,657
                                                                       ---------
Total U.S. Government Agencies                                            90,874
(Cost $91,013)                                                         =========


U.S. TREASURY OBLIGATIONS 11.0%

Treasury Inflation Protected Securities (h)(j)
    3.625% due 07/15/2002                                     147,248    146,834
    3.375% due 01/15/2007                                      37,052     35,674
    3.625% due 01/15/2008                                     120,599    117,433
    3.875% due 01/15/2009                                      96,584     95,587
    4.250% due 01/15/2010                                      30,079     30,680
U.S. Treasury Notes
    5.125% due 08/31/2000 (b)                                  11,575     11,524
                                                                       ---------
Total U.S. Treasury Obligations                                          437,732
(Cost $436,866)                                                        =========


MORTGAGE-BACKED SECURITIES 29.8%

Collateralized Mortgage Obligations 11.0%
Cendant Mortgage Corp.
    6.500% due 09/18/2029                                         572        563
Chase Commercial Mortgage Securities Corp.
    7.600% due 12/18/2005                                         190        191
    6.900% due 09/19/2006                                         135        131
Chase Mortgage Finance Corp.
   10.000% due 11/25/2009                                         199        201
    6.500% due 06/25/2013                                       6,952      6,771
    6.203% due 04/25/2025 (d)                                   3,779      3,841
    6.750% due 07/25/2028                                      11,250     10,595
    6.350% due 07/25/2029                                       5,000      4,887
CMC Securities Corp. IV
    7.250% due 10/25/2027                                      12,141     11,806
Collateralized Mortgage Obligation Trust
    6.375% due 01/20/2003 (d)                                       6          6
Commercial Mortgage Acceptance Corp.
    6.790% due 08/15/2008                                       1,249      1,214
Commercial Trust
    6.670% due 12/15/2003                                       4,313      4,067


                                                      See accompanying notes  59

Low Duration Fund
March 31, 2000                                             Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Countrywide Funding Corp.
    5.875% due 01/25/2035 (d)                           $      3,496   $   3,467
Countrywide Home Loans
    6.250% due 07/25/2009                                        822         816
    6.900% due 12/25/2027                                     18,168      17,531
Criimi Mae Financial Corp.
    7.000% due 01/01/2033                                      8,509       8,326
CS First Boston Mortgage Securities Corp.
    6.400% due 02/17/2004                                        143         140
    6.520% due 07/17/2007                                        145         139
Dime Savings
    6.689% due 11/01/2018 (d)                                  1,685       1,527
DLJ Mortgage Acceptance Corp.
   11.000% due 08/01/2019                                        777         851
    8.154% due 05/25/2024 (d)                                  1,159       1,183
    6.375% due 06/25/2026 (d)                                 11,419      11,067
    6.850% due 12/17/2027                                        165         163
Enterprise Mortgage Acceptance Co.
    6.110% due 07/15/2003                                        120         117
Federal Home Loan Mortgage Corp.
    6.000% due 07/15/2006                                      2,296       2,275
    6.500% due 08/15/2006                                      3,000       2,982
   10.000% due 09/15/2009                                          3           3
    6.500% due 08/15/2011                                     19,609      18,982
    6.375% due 08/15/2011                                      1,231       1,229
   12.500% due 09/30/2013                                        544         565
    6.250% due 07/15/2014                                        471         470
   10.000% due 07/15/2019                                        257         268
    9.000% due 11/15/2019                                        620         626
   10.000% due 05/15/2020                                        180         188
    7.500% due 12/15/2020                                      1,219       1,220
    9.000% due 12/15/2020                                      3,131       3,225
    9.500% due 01/15/2021                                      1,064       1,101
    8.000% due 04/15/2021                                      1,225       1,240
    9.000% due 05/15/2021                                        214         220
    7.500% due 01/20/2024                                      5,983       5,977
Federal Home Loan Mortgage Corporation
    9.500% due 03/01/2010                                         30          31
    9.500% due 08/01/2016                                          7           7
   10.000% due 11/01/2016                                         21          22
    9.500% due 06/01/2019                                         20          22
    9.500% due 07/01/2020                                         10          10
    9.500% due 08/01/2020                                         32          34
    9.500% due 09/01/2021                                         37          39
Federal National Mortgage Assn.
    8.950% due 05/25/2003                                         32          32
    9.400% due 07/25/2003                                         59          60
    9.000% due 07/25/2003                                        248         251
    6.875% due 06/25/2009                                      1,603       1,591
    7.000% due 09/25/2016                                     10,368      10,174
    8.750% due 05/25/2019                                         33          33
    9.500% due 03/25/2020                                      3,502       3,784
    9.500% due 05/25/2020                                      1,450       1,510
    9.000% due 03/25/2021                                      3,599       3,680
    9.000% due 04/25/2021                                        122         126
    8.000% due 03/25/2022                                         38          38
    5.000% due 01/25/2024                                        113         111
    8.500% due 04/01/2025                                      3,146       3,210
    6.502% due 02/01/2028 (d)                                  7,231       7,511
First Plus Home Loan Trust
    6.060% due 09/10/2011                                        411         410
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                      3,041       2,995
    6.500% due 02/25/2024                                          4           4
German American Capital Corp.
    7.000% due 08/12/2010                                      6,800       6,666
Glendale Federal Savings & Loan
    7.399% due 03/25/2030 (d)                                  1,169       1,177
Greenwich
    8.869% due 11/25/2024 (d)                                    302         303
Independent National Mortgage Corp.
    8.432% due 11/25/2024 (d)                                    521         525
J.P. Morgan Commercial Mortgage Finance Corp.
    7.069% due 09/15/2029                                        185         182
    6.373% due 01/15/2030                                        129         125
LB Commercial Conduit Mortgage Trust
    6.330% due 11/18/2004                                        129         125
Lehman Large Loan
    6.790% due 06/12/2004                                        160         158
Mellon Residential Funding Corp.
    6.400% due 06/26/2028                                      2,661       2,534
    6.580% due 07/25/2029                                     17,411      17,228
Morgan Stanley Capital
    6.860% due 07/15/2005                                        130         127
    7.227% due 01/16/2006                                        230         230
    7.460% due 02/15/2020                                      8,100       8,105
    6.220% due 06/03/2030                                        216         208
Mortgage Capital Funding, Inc.
    6.325% due 10/18/2007                                     22,202      21,306
Nomura Asset Securities Corp.
    6.625% due 01/25/2009                                        872         867
Norwest Asset Securities Corp.
    6.500% due 01/25/2029                                      6,000       5,627
PNC Mortgage Securities Corp.
    6.500% due 02/25/2028                                      8,508       8,441
    6.750% due 05/25/2028                                      5,241       5,117
Prudential Bache
    6.151% due 09/01/2018 (d)                                     24          23
    8.400% due 03/20/2021                                      3,726       3,761
Prudential Home Mortgage Securities
    7.500% due 10/25/2007                                        878         873
    7.000% due 01/25/2008                                     10,000       9,787
    6.750% due 11/25/2008                                      4,941       4,679
    7.000% due 06/25/2023                                      3,014       2,968
    6.050% due 04/25/2024                                        159         157
    6.000% due 05/25/2024                                          9           9
Resecuritization Mortgage Trust
    6.069% due 04/26/2021 (d)                                 12,290      11,952
Residential Accredit Loans, Inc.
    6.500% due 02/25/2029                                     26,470      24,889
    7.000% due 07/25/2029                                        585         565
Residential Asset Securitization Trust
    6.500% due 09/25/2014                                        478         456
Residential Funding Mortgage Securities, Inc.
    6.500% due 06/25/2008                                        646         643
    6.500% due 04/25/2009                                         33          32
    5.532% due 07/01/2019 (d)                                    837         799
    7.100% due 07/25/2027                                      4,220       4,174
    7.000% due 10/25/2027                                     10,000       9,331
    7.250% due 10/25/2027                                      9,153      18,991
    6.250% due 11/25/2028                                      6,000       5,354
Resolution Trust Corp.
    6.059% due 10/25/2021                                        481         446
    8.625% due 10/25/2021                                     11,603      11,561
    6.946% due 10/25/2021 (d)                                     88          87
    6.900% due 02/25/2027                                      3,821       3,481
    9.000% due 09/25/2028                                        149         150
    7.290% due 10/25/2028 (d)                                     96          96
Ryland Acceptance Corp.
    8.000% due 03/01/2018                                      2,041       2,016
Ryland Mortgage Securities Corp.
    6.668% due 11/25/2021                                      1,034       1,015
Salomon Brothers Mortgage Securities
    6.988% due 12/25/2017 (d)                                  1,653       1,647
    8.354% due 03/25/2024 (d)                                  1,227       1,258
Securitized Asset Sales, Inc.
    6.750% due 08/25/2025                                        106         106
Shearson Lehman
    9.600% due 03/25/2021                                        310         309
Structured Asset Mortgage Investments, Inc.
    6.905% due 06/25/2028 (d)                                  6,859       6,598
    6.585% due 06/25/2029 (d)                                 31,842      31,570
    9.040% due 06/25/2029                                      8,885       9,162
    6.750% due 05/02/2030                                      4,822       4,672
TMA Mortgage Funding Trust
    6.259% due 01/25/2029                                     13,351      13,351
Union Planters Mortgage Finance Corp.
    6.450% due 01/25/2028                                      6,000       5,887
                                                                       ---------
                                                                         437,762
                                                                       =========
60  See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 1.5%
    4.750% due 06/01/2001                               $          5   $       5
    5.750% due 01/15/2008                                      5,255       5,172
    6.000% due 09/01/2006-03/01/2017 (d)(g)                   10,257       9,848
    6.500% due 02/01/2005-10/01/2028 (g)                       1,375       1,348
    6.750% due 06/15/2019                                      5,650       5,622
    6.783% due 02/01/2020 (d)                                  2,319       2,367
    6.878% due 07/01/2018 (d)                                    287         293
    6.882% due 10/01/2027 (d)                                  1,221       1,213
    7.000% due 01/01/2017 (d)                                     46          46
    7.166% due 12/01/2022 (d)                                    675         697
    7.324% due 10/01/2023 (d)                                  1,186       1,219
    7.336% due 09/01/2023 (d)                                    262         270
    7.342% due 06/01/2024 (d)                                    715         738
    7.375% due 11/01/2022 (d)                                  1,684       1,721
    7.439% due 11/01/2023 (d)                                    685         704
    7.498% due 01/01/2024 (d)                                  2,151       2,208
    7.500% due 09/01/2006                                         85          84
    7.818% due 01/01/2024 (d)                                    974       1,003
    7.842% due 03/01/2024 (d)                                     75          77
    8.000% due 07/01/2006-12/01/2024 (g)                       5,406       5,440
    8.250% due 10/01/2007-11/01/2007 (g)                          28          28
    8.500% due 07/01/2001-11/01/2025 (g)                      13,625      13,921
    8.750% due 02/01/2001-04/01/2002 (g)                          28          28
    9.000% due 05/01/2002-08/01/2022                           3,353       3,458
    9.250% due 07/01/2001                                          2           2
    9.500% due 03/01/2001-02/01/2025 (g)                         282         293
    9.750% due 03/01/2001-11/01/2008 (g)                         672         693
   10.000% due 04/01/2001-10/01/2019 (g)                          92          98
   10.500% due 07/01/2000-02/01/2016 (g)                          43          44
   10.750% due 10/01/2000-08/01/2011 (g)                         353         379
   11.500% due 10/01/2015-01/01/2016 (g)                          47          51
   11.750% due 11/01/2010-08/01/2015 (g)                          13          14
   12.000% due 09/01/2013                                          2           2
   14.000% due 09/01/2012-04/01/2016 (g)                          11          13
   14.500% due 12/01/2010                                          3           4
   15.000% due 08/01/2011-12/01/2011 (g)                           4           4
   15.500% due 11/01/2011                                          0           1
   16.000% due 04/01/2012                                          0           0
                                                                       ---------
                                                                          59,108
                                                                       =========
Federal Housing Administration 1.1%
    6.950% due 04/01/2014                                      2,121       1,889
    7.400% due 02/01/2019                                         94          93
    7.421% due 11/01/2019                                        529         528
    7.430% due 10/01/2019-07/01/2024 (g)                      42,344      42,091
                                                                       ---------
                                                                          44,601
                                                                       =========
Federal National Mortgage Association 1.1%
    6.000% due 05/01/2011-12/25/2020 (g)                         238         231
    6.055% due 04/01/2018 (d)                                  6,560       6,322
    6.115% due 01/01/2021 (d)                                    432         433
    6.314% due 09/01/2006                                     19,729      18,750
    6.500% due 06/01/2008                                         15          14
    6.573% due 11/01/2017 (d)                                    349         351
    6.725% due 04/25/2022 (d)                                    208         208
    7.000% due 04/01/2002-05/01/2012 (g)                         352         345
    7.001% due 11/01/2018 (d)                                    159         161
    7.091% due 07/01/2017 (d)                                    556         570
    7.376% due 04/01/2024 (d)                                  2,231       2,290
    7.805% due 01/01/2024 (d)                                  2,339       2,382
    7.896% due 01/01/2024 (d)                                     49          50
    8.000% due 03/01/2004                                         75          75
    8.004% due 10/01/2024 (d)                                  4,128       4,319
    8.146% due 07/01/2023 (d)                                  1,493       1,550
    8.500% due 03/01/2008-01/01/2026 (g)                         730         746
    9.000% due 01/01/2025                                          4           4
    9.500% due 07/01/2024-11/01/2025 (g)                       4,144       4,363
   10.000% due 02/01/2004-01/01/2025 (g)                       1,302       1,369
   10.500% due 06/01/2005-12/01/2024 (g)                         222         233
   11.000% due 09/01/2000-11/01/2020 (g)                          55          60
   11.250% due 12/01/2010-10/01/2015 (g)                         150         163
   11.500% due 12/01/2008-02/01/2020 (g)                         74           81
   11.750% due 02/01/2016                                        37           40
   12.000% due 01/01/2015-10/01/2015 (g)                          6            6
   12.750% due 03/01/2014                                        26           29
   13.000% due 07/01/2015                                         8            9
   13.250% due 09/01/2011                                        15           17
   13.500% due 04/01/2014                                         3            4
   14.500% due 08/01/2014                                        40           45
   15.500% due 10/01/2012-12/01/2012 (g)                         61           70
   15.750% due 12/01/2011                                        29           34
   16.000% due 09/01/2012-12/01/2012 (g)                         13           16
                                                                       ---------
                                                                          45,340
                                                                       =========
Government National Mortgage Association 13.8%
    6.375% due 04/20/2016-06/20/2027 (d)(g)                  47,594       47,981
    6.500% due 05/15/2023-10/15/2023 (d)(g)                     567          540
    6.750% due 08/20/2022-07/20/2027 (d)(g)                  84,570       84,980
    7.000% due 03/15/2011-04/19/2030 (g)                      8,828        8,586
    7.125% due 10/20/2023-12/20/2027 (d)(g)                  60,783       61,608
    7.500% due 02/15/2022-05/22/2030 (g)                     93,291       92,587
    8.000% due 07/15/2004-04/19/2030 (g)                    250,617      253,675
    8.500% due 04/15/2022-03/20/2027 (g)                      1,108        1,133
    9.000% due 03/15/2017                                        14           15
    9.500% due 10/15/2016-06/15/2025 (g)                        125          132
    9.750% due 07/15/2013-02/15/2020 (g)                        697          732
   10.000% due 10/15/2013-11/15/2025 (g)                        149          158
   10.500% due 11/15/2019-02/15/2021 (g)                         18           20
   11.000% due 09/15/2010                                         9           10
   11.250% due 10/15/2000                                         1            1
   11.500% due 08/15/2018                                        41           45
   11.750% due 08/15/2013-08/15/2015 (g)                         56           62
   12.000% due 06/20/2015                                        11           13
   12.250% due 01/15/2014-03/15/2014 (g)                        101          112
   13.000% due 10/15/2013                                         6            7
   13.500% due 05/15/2011-11/15/2012 (g)                         24           27
   16.000% due 12/15/2011-04/15/2012 (g)                         34           41
                                                                       ---------
                                                                         552,465
                                                                       =========
Mortgage-Backed Securities 0.5%
Government National Mortgage Association
    7.000% due 12/20/2022                                    18,800       18,685
                                                                       ---------
Other Mortgage-Backed Securities 0.4%
First Boston Mortgage Securities Corp.
    8.300% due 08/20/2009                                        41           41
Glendale Federal Savings & Loan
   11.000% due 03/01/2010                                        16           17
Home Savings of America
    5.722% due 05/25/2027 (d)                                 1,302        1,236
Imperial Savings & Loan
    8.847% due 07/25/2017 (d)                                    35           35
    9.900% due 02/25/2018                                       403          410
Resolution Trust Corp.
    6.352% due 05/25/2019 (d)                                 3,478        3,467
    6.860% due 08/25/2019 (d)                                 3,247        3,248
   10.285% due 08/25/2021 (d)                                   466          464
    5.746% due 10/25/2028 (d)                                 1,958        1,969
    6.944% due 05/25/2029 (d)                                 2,330        2,303
Salomon Brothers Mortgage Securities
   11.500% due 09/01/2015                                       418          419
    7.688% due 12/25/2017 (d)                                   156          155
Sears Mortgage
   12.000% due 02/25/2014                                        74           74
    7.431% due 10/25/2022 (d)                                 2,050        2,073
Western Federal Savings & Loan
    6.523% due 11/25/2018 (d)                                     5            5
                                                                       ---------
                                                                          15,916
                                                                       =========

                                                      See accompanying notes  61

Low Duration Fund
March 31, 2000                                             Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
    6.000% due 02/15/2006                                $       705   $      19
    9.982% due 07/15/2006                                         12          89
   10.195% due 08/15/2006                                          6          45
   11.944% due 12/15/2006                                         13         117
    6.000% due 10/15/2007                                        702          29
    6.000% due 02/15/2008                                      2,392         113
    7.000% due 08/15/2018                                      6,948         599
    7.000% due 04/15/2019                                        790          23
    6.500% due 05/15/2019                                      5,640         368
    6.500% due 06/15/2019                                      3,629         195
   10.496% due 04/15/2021                                         15         213
    6.500% due 04/15/2022                                      3,506         352
    7.000% due 05/15/2023                                        393          52
    4.000% due 01/15/2024                                     20,919       4,454
Federal National Mortgage Association (IO)
    6.000% due 07/25/2005                                        287           2
    7.272% due 09/25/2006                                         45         318
    6.000% due 02/25/2008                                      3,184         173
  256.000% due 11/01/2008                                         25         132
    6.500% due 03/25/2009 (d)                                 25,455       1,062
    6.503% due 07/25/2017                                      2,355       2,295
    7.500% due 03/25/2019                                      2,521         234
    6.500% due 05/25/2019                                     10,000         904
    6.500% due 04/25/2020                                      9,414         583
    7.000% due 05/25/2021                                      5,323         431
    8.598% due 02/25/2022                                         23         355
    6.500% due 03/25/2023                                      4,212         465
    4.875% due 03/25/2024 (d)                                  7,047         278
Federal National Mortgage Association (PO)
    0.000% due 09/25/2022                                         30          25
Prudential Home Mortgage Securities (IO)
    0.300% due 04/25/2009 (d)                                 54,383         353
Resolution Trust Corp. (PO)
    0.000% due 09/25/2000                                        231         230
                                                                       ---------
                                                                          14,508
                                                                       ---------
Total Mortgage-Backed Securities                                       1,188,385
(Cost $1,202,752)                                                      =========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.6%
--------------------------------------------------------------------------------
Allied Waste Industries, Inc.
    8.938% due 07/30/2006                                      4,909       4,457
Allied Waste North America, Inc.
    8.938% due 07/30/2006 (d)                                  8,727       7,923
    9.125% due 07/30/2007 (d)                                 12,545      11,389
    9.188% due 07/30/2007 (d)                                  3,818       3,466
Amresco Residential Securities Mortgage Loan Trust
    6.315% due 07/25/2027 (d)                                  2,593       2,591
AT&T Universal Card Master Trust
    5.950% due 10/17/2002                                      4,000       3,986
Bay View Financial Revolving
    7.179% due 08/25/2029 (d)                                  6,900       6,785
Bombardier Capital Mortgage
    6.605% due 09/15/2010                                     10,330      10,261
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                         79          77
Citicorp Mortgage Securities, Inc.
    6.750% due 05/25/2028                                      6,266       5,833
CMC Securities Corp. IV
    7.250% due 11/25/2027                                      8,789       8,522
Columbia/HCA Healthcare
    6.125% due 12/15/2000                                        200         197
Community Program Loan Trust
    4.500% due 10/01/2018                                     16,692      14,814
Duck Auto Grantor Trust
    5.650% due 03/15/2004                                     10,092       9,938
Empire Funding Home Loan Owner Trust
    6.590% due 05/25/2014                                     15,691      15,582
Federal-Mogul Corp.
    7.940% due 12/31/2005 (d)                                  3,000       2,973
    7.890% due 12/31/2005 (d)                                  1,986       1,968
GF Funding Corp.
    6.890% due 09/30/2002                                     24,580      24,287
Green Tree Home Improvement Loan
    6.320% due 08/15/2008                                     13,927      13,893
IMC Home Equity Loan Trust
    6.286% due 10/20/2027 (d)                                  5,685       5,688
Lyondell Petroleum
    9.613% due 12/31/2003 (d)                                  4,962       5,002
Merit Securities Corp.
    7.040% due 01/28/2030                                     28,587      28,426
New York City Tax Lien
    6.350% due 07/10/2007                                     10,045       9,920
Oakwood Mortgage Investors, Inc.
    6.950% due 08/15/2027                                      5,500       5,435
Premiet Auto Trust
    5.560% due 04/08/2001                                      1,028       1,028
Primedia, Inc.
    8.740% due 07/31/2004 (d)                                 13,000      12,909
Prudential Home Mortgage Security
    7.000% due 08/25/2009                                      4,000       3,967
Saxon Asset Securities Trust
    7.205% due 01/25/2019                                        275         273
Stone Container Corp.
    9.688% due 10/01/2003 (d)                                  2,363       2,362
                                                                       ---------
Total Asset-Backed Securities                                            223,952
(Cost $228,952)                                                        =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.3%
--------------------------------------------------------------------------------
Central Bank Philippines
    6.500% due 06/01/2008 (d)                                  3,180       3,053
Government of Brazil
    7.000% due 01/01/2001 (d)                                  4,182       4,167
Hydro Quebec
    9.000% due 03/07/2001                                     10,000      10,175
Nacional Financiera
   10.625% due 11/22/2001                                      7,500       7,759
Pemex Finance Limited
    6.125% due 11/15/2003                                     15,000      14,559
Province of Quebec
    6.006% due 10/25/2001 (d)                                    250         249
Republic of Argentina
   11.786% due 04/10/2005 (d)                                  9,000       8,438
Republic of Korea
    8.594% due 04/08/2000 (d)                                  5,440       5,460
Republic of Philippines
    6.938% due 01/05/2005 (d)                                  2,000       1,992
    6.875% due 12/01/2009 (d)                                 16,160      15,271
United Mexican States
    6.930% due 04/07/2000 (d)                                  9,206       9,229
    5.820% due 06/28/2001                                     10,500      10,235
    7.439% due 06/27/2002 (d)                                  6,200       6,112
    7.493% due 06/27/2002 (d)                                 19,400      19,469
    9.780% due 04/07/2004 (d)                                 15,000      15,357
                                                                       ---------
Total Sovereign Issues                                                   131,525
(Cost $130,173)                                                        =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.3%
--------------------------------------------------------------------------------
Korea Development Bank
    3.610% due 05/14/2001 (d)                          DM        340         164
    2.700% due 08/16/2002                              JY  2,000,000      20,041
Republic of Colombia
    7.000% due 03/06/2002                              IL 36,220,000      17,511
United Mexican States
    6.000% due 03/28/2002                              JY    960,000       9,991
    8.750% due 05/30/2002                              BP      3,000       4,825
                                                                       ---------
Total Foreign Currency-Denominated Issues                                 52,532
(Cost $52,788)                                                         =========

62  See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources Cvt. Pfd.
    7.250% due 01/02/2000                                $     2,000   $     163
                                                                       ---------
Total Convertible Bonds & Notes                                              163
(Cost $136)                                                            =========

--------------------------------------------------------------------------------
PREFERRED STOCK 1.9%
--------------------------------------------------------------------------------
                                                              Shares
Home Ownership Funding
  133.310% due 01/02/2000                                      3,000       2,394
Rhone-Poulenc SA
    2.031% due 01/02/2000                                     13,000         263
SI Financing Trust
    2.375% due 01/02/2000                                    806,600      20,467
TCI Communications, Inc.
    2.500% due 01/02/2000                                    800,300      20,408
    2.430% due 01/02/2000                                    224,700       5,800
    2.180% due 01/02/2000                                  1,170,100      28,594
                                                                       ---------
Total Preferred Stock                                                     77,926
(Cost $83,777)                                                         =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
--------------------------------------------------------------------------------
                                                           Principal
                                                              Amount
                                                              (000s)
Commercial Paper 2.3%
Bank One Corp.
    6.110% due 06/05/2000                                 $    9,200       9,098
Conoco, Inc.
    6.250% due 04/07/2000                                      2,600       2,599
Cox Communication
    6.260% due 04/10/2000                                      3,600       3,596
Ei Du Pont De Nemoirs
    6.060% due 06/08/2000                                      2,100       2,076
Federal Home Loan Mortgage Corp.
    5.990% due 05/23/2000                                     11,100      11,008
    6.020% due 06/29/2000                                        600         591
Federal National Mortgage Association
    5.940% due 06/01/2000                                     11,900      11,776
Finova Capital Corp.
    6.100% due 06/08/2000                                     13,000      12,855
General Motors Acceptance Corp.
    6.080% due 05/30/2000                                        500         495
National Rural Utilities
    6.080% due 06/14/2000                                     11,500      11,354
Norfolk Southern Corp.
    6.290% due 05/25/2000                                      3,000       2,973
Oesterreich Kontrollbank
    6.030% due 06/02/2000                                        400         396
Xerox Credit Corp.
    6.000% due 06/01/2000                                      1,600       1,584
    6.090% due 06/06/2000                                     21,500      21,267
                                                                       ---------
                                                                          91,668
                                                                       =========
Repurchase Agreement 0.8%
State Street Bank
(Dated 03/31/2000. Collateralized by                          20,384      20,384
Federal Home Loan Mortgage Corporation
    5.750% due 05/15/2001 valued at $20,793.
Repurchase proceeds are $20,394.)

Daiwa Securities
(Dated 03/31/2000. Collateralized by U.S. Treasury            10,000      10,000
Note 5.125% due 8/31/2000 valued at $10,213.
Repurchase proceeds are $10,005.)                                      ---------
                                                                          30,384
                                                                       =========
U.S. Treasury Bills (b) 0.0%
    5.700% due 04/27/2000                                        500         498
                                                                       ---------
Total Short-Term Instruments                                             122,550
(Cost $122,569)                                                        =========

Total Investments (a) 117.3%                                          4,680,289
(Cost $4,738,588)

Written Options (c) (0.1%)                                               (5,042)
(Premiums $3,873)

Other Assets and Liabilities (Net) (17.2%)                             (684,919)
                                                                    -----------

Net Assets 100.0%                                                   $ 3,990,328
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,743,106 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $      9,955

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (72,772)
                                                                    -----------

Unrealized depreciation-net                                         $   (62,817)
                                                                    ===========
(b) Securities with an aggregate market value of $12,022 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                                 Unrealized
                                                              # of            Appreciation/
Type                                                     Contracts           (Depreciation)
-------------------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                             743          $          (422)
U.S. Treasury 5 Year Note (06/2000)                          1,845                   (2,094)
U.S. Treasury 10 Year Note (06/2000)                            24                       66
United Kingdom 90 Day LIBOR Futures (09/2000)                  750                      580
                                                                             --------------
                                                                             $       (1,870)
                                                                             ==============

(c) Premiums received on written options:

                                                     # of            Premium          Value
Type                                            Contracts             (000s)         (000s)
-------------------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000              200,000,000          $     367      $     344

Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000                   1,875              1,936          1,617

Put - CME Eurodollar March Futures
   Strike @ 93.25 Exp. 03/19/2001                     341                343            512

Put - CME Eurodollar March Futures
   Strike @ 93.50 Exp. 03/19/2001                     341                440            673

Put - CME Eurodollar December Futures
   Strike @ 93.50 Exp. 12/18/2000                     960                787          1,896
                                                                   ------------------------
                                                                   $   3,873      $   5,042
                                                                  =========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                        Principal
                                           Amount                                  Unrealized
                                       Covered by        Settlement             Appreciation/
Type             Currency                Contract             Month            (Depreciation)
---------------------------------------------------------------------------------------------
Sell                   BP                   3,283           04/2000             $        (58)
Sell                   EC                  18,911           04/2000                      281
Buy                    JY                 581,184           04/2000                      149
Sell                                      581,184           04/2000                     (196)
Sell                                    3,699,407           05/2000                     (917)
Buy                                       604,235           05/2000                      221
Buy                    PZ                  20,000           02/2001                      149
                                                                                ------------
                                                                                $       (371)
                                                                                ============

                                                      See accompanying notes  63

Low Duration Fund
March 31, 2000

--------------------------------------------------------------------------------

(f) Principal amount denoted in indicated currency:

        BP - British Pound
        DM - German Mark
        EC - Euro
        JY - Japanese Yen
        PZ - Polish Zloty

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2000:

                                                                       Unrealized
                                                          Notional  Appreciation/
Type                                                      Amount   (Depreciation)
---------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and pay
floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
 Floating
Rate Notes and/or Spread-Adjusted Notes,
the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                        $     1,500  $        (69)


Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
 Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                              2,000          (107)

Receive fixed rate equal to 0.47% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                             49,000             2

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                             20,000             1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                              5,000             0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000%% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                             43,000             1

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                             22,000             1
                                                                    ------------
                                                                    $       (171)
                                                                    ============

                                           Fixed
                                          Spread                  Notional      Unrealized
Type                                        (%)                    Amount      Appreciation
--------------------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the
30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs

Exp. 02/15/2005                            1.085             $      33,000     $        397

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                            0.8675                   49,000              802
                                                                               ------------
                                                                               $      1,199
                                                                               ============

(l) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.


Type                                                    Maturity                      Value
-------------------------------------------------------------------------------------------
Government National Mortgage Assn. 7.125%             12/20/2023            $        33,450

64    See accompanying notes

Schedule of Investments
Money Market Fund
March 31, 2000                                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 122.1%
-------------------------------------------------------------------------------
Commercial Paper 113.5%
Abbott Laboratories
    6.020% due 05/02/2000                                $  10,900    $  10,847
Alcoa, Inc.
    5.800% due 04/24/2000                                   20,000       19,932
    5.880% due 05/16/2000                                    5,000        4,965
Associates First Capital Corp.
    6.090% due 06/29/2000                                    5,600        5,518
AT & T Corp.
    5.930% due 04/10/2000                                   17,700       17,680
Bank One Corp.
    5.920% due 06/14/2000                                   25,000       24,704
Bellsouth Telecom
    5.820% due 04/03/2000                                    5,000        5,000
    5.820% due 04/05/2000                                    5,000        4,998
British Telecom
    5.820% due 04/13/2000                                    1,500        1,498
CBA (de) Finance
    5.830% due 04/03/2000                                    1,700        1,700
    5.860% due 04/03/2000                                    4,500        4,500
CDC
    5.840% due 04/25/2000                                    2,500       24,911
Coca-Cola Co.
    5.920% due 05/15/2000                                    8,000        7,945
DaimlerChrysler AG
    5.820% due 04/19/2000                                   11,800       11,769
    6.100% due 06/29/2000                                   10,000        9,853
E.I. Du Pont de Nemours
    5.820% due 04/20/2000                                   23,100       23,037
    6.070% due 05/22/2000                                    1,900        1,884
Eastman Kodak Co.
    5.860% due 05/18/2000                                   20,500       20,350
Electricite De France
    5.800% due 04/07/2000                                    3,800        3,798
Federal Home Loan Mortgage Corp.
    5.990% due 05/23/2000                                   51,800       51,369
    5.940% due 06/15/2000                                    8,900        8,793
    5.950% due 06/15/2000                                    2,100        2,075
    6.020% due 06/29/2000                                   75,400       74,303
Florida Power Corp.
    5.830% due 04/04/2000                                   11,500       11,498
General Electric Capital Corp.
    5.930% due 05/19/2000                                    3,500        3,473
General Motors Acceptance Corp.
    5.840% due 04/19/2000                                    3,600        3,591
    5.890% due 05/16/2000                                   20,400       20,256
Goldman Sachs Group
    5.840% due 04/18/2000                                    4,800        4,788
Honeywell, Inc.
    6.000% due 04/26/2000                                    8,800        8,766
IBM Credit Corp.
    5.950% due 05/03/2000                                   23,000       22,886
Illinois Tool Works
    5.860% due 05/02/2000                                    9,000        8,958
KFW International Finance
    5.900% due 05/31/2000                                   18,000       17,829
    6.060% due 06/22/2000                                    1,400        1,381
Monsanto Co.
    6.070% due 06/14/2000                                    6,300        6,224
Motorola, Inc.
    6.040% due 05/26/2000                                   10,000        9,910
National Rural Utilities
    5.830% due 04/10/2000                                   22,000       21,975
Oesterreich Kontrollbank
    6.030% due 06/02/2000                                    2,700        2,673
Procter & Gamble Co.
    5.800% due 04/03/2000                                   13,900       13,900
Reseau Ferre De France
    5.900% due 06/05/2000                                   15,000       14,845
Southwestern Public Service
    6.050% due 05/05/2000                                   11,100       11,040
UBS Finance
    6.170% due 04/06/2000                                    5,400        5,396
    5.870% due 04/06/2000                                    8,400        8,396
Wal-Mart Stores
    5.850% due 06/01/2000                                   14,035       14,031
Walt Disney Co.
    5.860% due 05/17/2000                                   20,000       19,857
Xerox Credit Corp
    6.050% due 05/17/2000                                    4,000        3,970
    6.000% due 06/01/2000                                   10,000        9,902
    5.990% due 06/12/2000                                   11,000       10,872
Yorkshire Building Society
    5.970% due 06/02/2000                                    3,450        3,416
    5.960% due 06/13/2000                                   13,600       13,440
                                                                      ---------
                                                                        614,702
                                                                      =========
Repurchase Agreement 0.3%
State Street Bank
    5.600% due 04/03/2000                                    1,386        1,386
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank
    6.000% due 08/15/2002 valued at $1,418.
    Repurchase proceeds are $1,387.)
                                                                      ---------
                                                                          1,386
                                                                      =========
Short-Term Notes 8.3%
Associated Corp. of North America
    9.125% due 04/01/2000                                    4,500        4,500
Federal Home Loan Mortgage Corp.
    5.876% due 05/18/2000                                   20,000       19,998
Ford Motor Credit Corp.
    9.500% due 04/15/2000                                    2,370        2,373
General Electric Capital Corp.
    6.050% due 05/26/2000                                   12,000       12,000
Merrill Lynch & Co.
    6.380% due 07/18/2000 (a)                                5,900        5,911
    6.700% due 08/01/2000 (a)                                  400          401
                                                                      ---------
                                                                         45,183
                                                                      ---------
Total Short-Term Instruments                                            661,271
(Cost $661,271)                                                       =========

Total Investments 122.1%                                              $ 661,271
(Cost $661,271)

Other Assets and Liabilities (Net) (22.1%)                             (119,748)
                                                                      ---------

Net Assets 100.0%                                                     $ 541,523
                                                                      =========
(a) Variable rate security. The rate listed is as of March 31, 2000.

                                                      See accompanying notes  65

Schedule of Investments
Municipal Bond Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 103.3%
--------------------------------------------------------------------------------
Arizona 6.7%
Maricopa County Arizona Pollution, Series 1994
3.850% due 05/01/2029                                    $     1,100   $   1,100

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                              1,210       1,213

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                            1,130       1,205
                                                                       ---------
                                                                           3,518
                                                                       =========
California 16.6%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998 5.000% due 09/02/2006                 360         347

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                              1,000       1,000

Capistrano, California Unified School District
Special Tax, Series 1999 5.000% due 09/01/2008                   350         335

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993 6.000% due 08/01/2015                                500         539

Foothill/Eastern Corridor Agency California
Toll Road Revenue, (MBIA-IBC),
Series 1999 0.000% due 01/15/2026                              1,565         878

Irvine, California Special Assessment Bond,
Series 1998 4.800% due 09/02/2004                                150         146

Irvine, California Special Assessment Bond,
Series 1998 4.900% due 09/02/2005                                310         299

Irvine, California Special Assessment Bond,
Series 1998 5.000% due 09/02/2006                                150         144

Irvine, California Special Assessment Bond,
Series 1999 5.000% due 09/02/2005                                350         343

Irvine, California Special Assessment Bond,
Series 1999 5.100% due 09/02/2006                                535         518

Irvine, California Special Assessment Bond,
Series 1999 5.200% due 09/02/2007                                255         246

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                                350         337

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                            1,000       1,041

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999 0.000% due 08/01/2023                                895         227

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                              245         237

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 4.900% due 09/02/2003                              150         150

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 5.000% due 09/02/2004                              150         151

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                                300         297

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                                170         164

Roseville, California Special Tax,
Series 1999 5.000% due 09/01/2004                                350         343

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                                300         290

South Tahoe, California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                                350         355

West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                                350         346
                                                                       ---------
                                                                           8,733
                                                                       =========
Colorado 2.9%
Colorado Housing Finance Authority,
Series 2000 6.700% due 10/01/2016                                250         269

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                            1,390       1,261
                                                                       ---------
                                                                           1,530
                                                                       =========
Florida 4.6%
Gainesville, Florida Revenue Bonds,
Series 1979 6.200% due 10/01/2002                                300         302

Jacksonville Electric Authority, Bulk Power Supply System
Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991
    6.750% due 10/01/2021                                      1,000       1,028

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
    6.250% due 10/01/2011                                      1,000       1,096
                                                                       ---------
                                                                           2,426
                                                                       =========
Hawaii 1.9%
Honolulu Hawaii City & County, (MBIA-IBC),
Series 1993 3.550% due 09/11/2008                              1,000       1,020
                                                                       ---------
Illinois 0.6%
Illinois Health Facilities Authority Revenue,
Series 1998 3.650% due 01/01/2028                                300         300
                                                                       ---------
Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
    6.750% due 02/01/2014                                      1,000       1,110
                                                                       ---------
Louisiana 0.5%
Louisiana Local Government, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                                250         254
                                                                       ---------
Massachusetts 4.0%
Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998 4.700% due 11/01/2007                 210         197

Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999 4.600% due 03/01/2009                 400         370

Massachusetts State Development Finance Agency,
Series 1998 4.800% due 11/01/2008                                 90          85

Massachusetts State General Obligation Unltd,
Series 2000 6.000% due 02/01/2013                              1,000       1,055

Massachusetts State Health Facilities Authority Revenue,
Series 1993 5.500% due 10/01/2002                                400         390
                                                                       ---------
                                                                           2,097
                                                                       =========
Michigan 3.6%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
    3.900% due 02/15/2016                                        700         700

Michigan State Environmental Protection General
Obligation Bonds, Series 1992 6.250% due 11/01/2012            1,100       1,206
                                                                       ---------
                                                                           1,906
                                                                       =========
66  See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Minnesota 3.6%
Arden Hills Minnesota Housing & Health Care
Presbyterian Homes Revenue Bonds,
(LOC-U.S. Bank N.A. Insured), Series 1999 B
    3.850% due 09/01/2029 (d)                            $       900   $     900

New Richland, Minnesota Revenue Bond,
Series 1998 4.500% due 08/01/2004                              1,000         986
                                                                       ---------
                                                                           1,886
                                                                       =========
Missouri 1.1%
Missouri State Health Facilities Revenue,
Series 1999 3.600% due 10/01/2009                                600         600
                                                                       ---------
New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
    6.750% due 11/01/2011                                      1,000       1,103
                                                                       ---------
New Jersey 6.6%
New Jersey Economic Development
Authority Revenue Bond, Series 1998 A
    0.000% due 04/01/2013                                      1,595         642

New Jersey Economic Development
Authority Revenue Bond, Series 1998
    5.600% due 01/01/2012                                      1,000         885

New Jersey Economic Development
Authority Revenue Bonds, Series 1999
    6.625% due 09/15/2012                                      1,900       1,929
                                                                       ---------
                                                                           3,456
                                                                       =========
New Mexico 2.6%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A 6.000% due 07/01/2008                            1,000       1,050

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
    5.250% due 05/15/2007                                        315         290
                                                                       ---------
                                                                           1,340
                                                                       =========
New York 10.1%
Nassau County, NY Tobacco Settlement
Corp. Revenue Bonds, Series 1999
    5.250% due 07/15/2011                                      1,000         999

New York City General Obligation Bonds,
Series 1996 A 7.000% due 08/01/2007                            1,000       1,103

New York State Dorm Authority Revenues,
(ACA Insured), Series 2000
    5.850% due 07/01/2010                                      1,000       1,025

New York State Dorm Authority Revenues,
(MBIA Insured), Series 1996
    5.600% due 07/01/2016                                      1,250       1,255

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
    5.125% due 04/01/2022                                      1,000         929
                                                                       ---------
                                                                           5,311
                                                                       =========
North Carolina 2.0%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured), Series 1992
    6.000% due 01/01/2008                                      1,000       1,055
                                                                       ---------
North Dakota 3.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991 6.900% due 02/01/2019                              2,000       2,073
                                                                       ---------
Ohio 1.9%
Cleveland Water and Sewer Refunding and Improvement
Revenue Bonds, (MBIA Insured), Series 1993 G, Number 1
    5.500% due 01/01/2021                                      1,000         988
                                                                       ---------
Oklahoma 1.7%
Oklahoma State Industrial Authority Revenue
    3.850% due 08/15/2029 $                                      900         900
                                                                       ---------
Pennsylvania 0.2%
Delaware County, Pensylvania Hospital Revenue
Bonds, Series 1998 4.900% due 12/01/2008                         100          90
                                                                       ---------
South Carolina 1.8%
Medical University South Carolina Hospital
Facilities Revenue Bonds, Series 1999
    5.700% due 07/01/2012                                      1,000         956
                                                                       ---------
Tennessee 5.0%
Memphis-Shelby County, Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997 5.350% due 09/01/2012                              1,000         934

Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                              1,000         941

Sullivan County, Tennessee Industrial Development,
(GNMA Insured), Series 1995 6.250% due 07/20/2015                750         777
                                                                       ---------
                                                                           2,652
                                                                       =========
Texas 5.7%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
    0.000% due 05/01/2035                                      2,190         263

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
    4.900% due 10/01/2015                                      1,500       1,371

Lewiswille Texas Independent School District,
(PSF-GTD), Series 2000
    5.875% due 08/15/2016                                      1,000       1,021

Midlothian Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series 1999
    0.000% due 02/15/2018                                      1,000         334
                                                                       ---------
                                                                           2,989
                                                                       =========
Utah 4.0%
Intermountain Power Agency Utah Power Supply,
(MBIA Insured), Series 1996
    6.500% due 07/01/2009                                      1,925       2,108
                                                                       ---------
Washington State 4.7%
Bellevue Washington Convention Center Authority Special
Obligation Revenue Bond, (MBIA Insured), Series 1994
    0.000% due 02/01/2024                                      1,000         244

Washington State General Obligation Bond, Series 1997
    0.000% due 07/01/2017                                      1,000         371

Washington State General Obligation Bond, Series 1999
    5.625% due 07/01/2018                                      1,100       1,099

Washington State Housing Finance Community,
(LOC-U.S. Bank N.A.), Series 1997
    3.900% due 07/01/2022                                        200         200

Washington State Public Power Supply System Nuclear
Project No 3 Revenue Bonds, (BIG Insured), Series 1989
    0.000% due 07/01/2014                                      1,270         562
                                                                       ---------
                                                                           2,476
                                                                       =========
Wisconsin 2.7%
Wisconsin State Health & Education Facilities Authority
Revenue Bonds, (LOC-Allied Irish Bank PLC Insured),
Series 1997 3.900% due 11/01/2017 (d)                          1,400       1,400
                                                                       ---------
Total Municipal Bonds & Notes                                             54,277
(Cost $54,417)                                                         =========

                                                      See accompanying notes  67

Schedule of Investments
Municipal Bond Fund
March 31, 2000                                            Principal
                                                             Amount       Value
                                                             (000s)      (000s)
-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.1%
-------------------------------------------------------------------------------
Commercial Paper 0.1%
SSgA Tax Free Money Market
    3.282% due 04/03/2000                                $       61   $      61
                                                                      ---------
Total Short-Term Instruments                                                 61
(Cost $61)                                                            =========


Total Investments (a) 103.3%                                          $  54,338
(Cost $54,478)

Other Assets and Liabilities (Net) (3.3%)                                (1,755)
                                                                      ---------
Net Assets 100.0%                                                     $  52,583
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $54,478 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     877

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (1,017)
                                                                      --------
Unrealized depreciation-net                                           $   (140)
                                                                      ========

68    See accompanying notes

Schedule of Investments
New York Intermediate Municipal Fund
March 31, 2000                                             Principal
                                                              Amount      Value
                                                              (000s)     (000s)
-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 94.7%
-------------------------------------------------------------------------------
New York 94.7%
Amherst, New York, Series A
5.500% due 12/01/2008 $                                   $      150  $     155

Edmeston, New York Central School District
5.100% due 06/15/2007                                            150        151

Genesee County, New York General
Obligation Bonds, (FGIC Insured),
Series 1999 5.000% due 08/15/2007                                150        150

Nassau County, New York Tobacco
Settlement Corp. Revenue Bonds,
Series 1999 5.250% due 07/15/2011                                150        150

New York City General Obligation Bonds,
(MBIA Insured), Series 1994 3.700% due 08/15/2005 (b)            200        200

New York City General Obligation Bonds,
Series 1996 5.875% due 08/01/2024                                250        248

New York City General Obligation Bonds,
Series 1997 5.300% due 06/01/2012                                150        150

New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                150        148

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998 5.000% due 07/01/2002               150        151

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                 95         94

New York State Dormitory Authority Revenue,
(FSA Insured), Series 1998 4.750% due 07/01/2008                 150        147

New York State Local Government Assistance Corp.,
(MBIA Insured), Series 1997-B 5.125% due 04/01/2013              150        147

New York State Mortgage Agency Revenue Bonds,
Series 1998 5.350% due 04/01/2007                                150        150

New York State Mortgage Agency Revenue,
Series 1997 5.200% due 10/01/2008                                145        144

New York State Power Authority Revenue & General Purpose,
Series 1972-E 5.500% due 01/01/2010                              135        136

New York State Thruway Authority Service Contract Revenue,
(MBIA Insured), Series 1999 4.900% due 04/01/2008                150        149

New York State Urban Develpoment Corp.
Revenue Bonds, Series 1999 5.000% due 01/01/2005                 150        150

Port Authority New York & New Jersey, (FGIC Insured),
Series 1999 5.000% due 09/15/2005                                150        150

Rockland County New York Solid Waste Management
Authority, Series 1999 A 4.800% due 12/15/2005                   145        144
                                                                      ---------
Total Municipal Bonds & Notes                                             2,914
(Cost $2,922)                                                         =========

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.4%
-------------------------------------------------------------------------------
Commercial Paper 3.4%
R & T New York Money Market
3.100% due04/03/2000                                             104        104
                                                                      ---------
Total Short-Term Instruments                                                104
(Cost $104)                                                           =========

                                                                          Value
                                                                         (000s)
-------------------------------------------------------------------------------
Total Investments (a) 98.1%                                           $   3,018
(Cost $3,026)

Other Assets and Liabilities (Net) 1.9%                                      60
                                                                      ---------

Net Assets 100.0%                                                     $   3,078
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,026 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $      10

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (18)
                                                                      ---------

Unrealized depreciation-net                                           $      (8)
                                                                      =========

(b) Variable rate security. The rate listed is as of March 31, 2000.

                                                       See accompanying notes 69

Schedule of Investments
Real Return Bond Fund
March 31, 2000                                           Principal
                                                            Amount        Value
                                                            (000s)       (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.3%
-------------------------------------------------------------------------------
Banking & Finance 21.5%
AT&T Capital Corp.
    7.110% due 09/13/2001 (d)                             $    500    $     499
BAT-Crave-800
    6.680% due 08/12/2000                                      190          190
Bear Stearns Co., Inc.
    6.424% due 08/01/2002 (d)                                  500          501
Chase Manhattan Corp.
    6.430% due 12/10/2001 (d)                                  500          505
Citicorp
    6.223% due 09/17/2001 (d)                                  335          335
DQE Capital Corp.
    6.539% due 01/15/2002 (d)                                1,000        1,000
Finova Capital Corp.
    6.720% due 11/08/2002 (d)                                2,800        2,811
First Security Corp.
    7.701% due 06/01/2005 (d)                                1,000        1,000
Florida Windstorm
    6.700% due 08/25/2004                                      500          484
Ford Motor Credit Corp.
    6.300% due 07/16/2002 (d)                                1,000        1,002
    6.224% due 02/13/2003 (d)                                  350          349
General Motors Acceptance Corp.
    6.371% due 12/15/2000 (d)                                1,500        1,500
    6.327% due 12/09/2002 (d)                                2,000        2,001
Heller Financial, Inc.
    6.448% due 02/05/2001                                      400          401
    6.370% due 10/22/2001 (d)                                3,700        3,710
    6.220% due 04/26/2002 (d)                                  250          250
Household Finance Corp.
    6.473% due 08/06/2002 (d)                                2,000        2,000
HRPT Properties Trust
    7.280% due 07/09/2007                                    1,250        1,250
J.P. Morgan & Co.
    6.430% due 02/15/2012                                    3,470        3,105
Juno Reinsurance
    9.565% due 06/26/2002 (d)                                  750          728
Korea Development Bank
    5.886% due 03/01/2002 (d)                                  500          460
    8.008% due 06/16/2003 (d)                                  500          490
Lehman Brothers Holdings, Inc.
    8.150% due 05/15/2000                                      230          230
    9.875% due 10/15/2000                                      250          254
    6.904% due 04/02/2002 (d)                                  500          503
    6.421% due 06/03/2002 (d)                                2,500        2,483
    6.840% due 07/15/2002 (d)                                  600          604
    6.410% due 09/03/2002 (d)                                2,000        1,981
MBNA America Bank NA
    6.290% due 04/25/2002 (d)                                  500          498
Merrill Lynch & Co.
    6.129% due 11/01/2001 (d)                                3,000        2,998
    6.508% due 02/08/2002 (d)                                  400          401
Morgan Stanley, Dean Witter, Discover and Co.
    6.353% due 12/17/2001 (d)                                  300          300
    6.190% due 04/15/2002 (d)                                1,000          999
    6.310% due 02/21/2003 (d)                                1,500        1,502
National Westminster Bank
    6.620% due 09/16/2002 (d)                                3,500        3,513
Protective Life Funding Trust
    6.390% due 01/17/2003 (d)                                1,000        1,000
Prudential Funding Corp.
    6.270% due 10/18/2001 (d)                                3,000        3,004
Residential Reinsurance
    9.761% due 06/01/2000 (d)                                2,300        2,283
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002                                    1,670        1,641
Seismic Ltd.
    0.000% due 01/01/2002 (d)                                2,500        2,500
Textron Financial Corp.
    6.290% due 10/26/2001 (d)                                2,500        2,499
    6.477% due 12/09/2002 (d)                                4,000        4,007
Toyota Motor Credit Corp.
    5.707% due 02/15/2002                                      400          390
                                                                      ---------
                                                                         58,161
                                                                      =========
Industrials 5.9%
AIC Corp.
    6.154% due 10/02/2002 (d)                                  250          249
Arrow Electronics, Inc.
    6.860% due 11/24/2000 (d)                                1,500        1,500
Atlas Air, Inc.
    9.820% due 04/04/2003 (d)                                4,400        4,400
Conagra, Inc.
    6.340% due 06/12/2000 (d)                                  500          500
CSX Corp.
    6.430% due 06/15/2000 (d)                                  500          500
Gold Eagle
   11.453% due 04/16/2001                                    1,000          999
    9.003% due 04/16/2001                                    1,000          999
Kroger Co.
    6.000% due 07/01/2000                                    1,500        1,494
Nextel Communications
    9.090% due 03/31/2008                                    1,500        1,482
Petroleos Mexicanos
    8.402% due 07/15/2005 (d)                                1,750        1,728
Tyco International Group SA
    6.819% due 03/05/2001 (d)                                2,000        1,999
                                                                      ---------
                                                                         15,850
                                                                      =========
Utilities 5.9%
Edison Mission Energy
    6.790% due 06/15/2001 (d)                                  700          700
Enron Corp.
    6.577% due 09/10/2001 (d)                                1,500        1,501
GTE Corp.
    6.155% due 06/12/2000 (d)                                4,000        3,999
Hughes Electric
    7.451% due 10/23/2000                                    3,500        3,497
Kerr-McGee Corp.
    6.414% due 08/01/2001 (d)                                1,000        1,000
    6.703% due 11/01/2001                                    2,000        1,992
Public Service Enterprise Group, Inc.
    6.350% due 06/15/2001 (d)                                  500          500
Sprint Capital Corp.
    6.386% due 11/15/2001 (d)                                1,000        1,001
Texas Utilities Co.
    6.791% due 06/25/2001                                    1,300        1,299
    7.105% due 09/24/2001                                      500          503
                                                                      ---------
                                                                         15,992
                                                                      ---------
Total Corporate Bonds & Notes                                            90,003
(Cost $89,995)                                                        =========

-------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 2.2%
-------------------------------------------------------------------------------
New Mexico 0.2%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                          495          483
                                                                      ---------
New York 1.4%
New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                      138          138
New York State Dorm Authority Revenue Bonds,
Series 1996 5.500% due 07/01/2025                            4,000        3,736
                                                                      ---------
                                                                          3,874
                                                                      =========
Ohio 0.6%
Hamilton Ohio School Districts Gas Supply
Revenue Bonds, Northern Ohio, (MBIA Insured),
Series 1999 6.910% due 08/01/2001                            1,500        1,491
                                                                      ---------
Total Municipal Bonds & Notes                                             5,848
(Cost $5,745)                                                         =========

70 See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 6.4%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
    6.360% due 02/14/2002 (d)                      $        600    $        588
Federal Home Loan Bank
    5.663% due 02/15/2002 (d)                             2,485           2,442
Federal Home Loan Mortgage Corp.
    6.875% due 01/15/2005                                10,000           9,922
Federal National Mortgage Assn.
    2.796% due 03/13/2002 (d)                             2,000           1,964
Student Loan Marketing Assn.
    6.365% due 07/25/2004 (d)                                88              88
    6.395% due 10/25/2004 (d)                               105             104
    5.909% due 04/25/2006 (d)                             1,744           1,737
    6.595% due 01/25/2007 (d)                               333             332
                                                                   -------------
Total U.S. Government Agencies                                           17,177
(Cost $17,173)                                                     =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 98.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
    3.625% due 07/15/2002 (c)                            29,821          29,737
    3.375% due 01/15/2007 (c)                            56,125          54,038
    3.625% due 01/15/2008 (c)                            61,833          60,209
    3.875% due 01/15/2009 (c)                            55,044          54,476
    4.250% due 01/15/2010                                 9,026           9,207
    3.625% due 04/15/2028 (c)                            25,559          24,265
    3.875% due 04/15/2029 (c)                            34,282          34,003
U.S. Treasury Notes
    5.125% due 08/31/2000 (b)                               180             179
                                                                   -------------
Total U.S. Treasury Obligations                                         266,114
(Cost $262,342)                                                    =============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
    6.500% due 01/25/2028                                   100              88
Federal National Mortgage Assn.
    6.244% due 10/25/2008 (d)                               369             370
    6.500% due 02/25/2029                                   118              94
                                                                   -------------
                                                                            552
                                                                   =============
Federal Home Loan Mortgage Corporation 0.0%
    7.433% due 02/01/2023 (d)                               127             131
                                                                   -------------
Federal Housing Administration 0.1%
    7.430% due 12/01/2020                                   302             296
                                                                   -------------
Federal National Mortgage Association 0.2%
    7.252% due 10/01/2024 (d)                               499             514
                                                                   -------------
Other Mortgage-Backed Securities 0.4%
CMC Securities Corp.
    6.000% due 11/25/2008                                   957             949
                                                                   -------------
Total Mortgage-Backed Securities                                          2,442
(Cost $2,465)                                                      =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 7.4%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
    6.099% due 03/25/2027 (d)                               244             244
American Residential Eagle
    6.219% due 07/25/2029 (d)                             6,886           6,882
Conseco Finance
    6.290% due 10/15/2030                                 1,930           1,927
Conseco Finance Home Loan Trust
    8.880% due 06/15/2024                                   750             755
Contimortgage Home Equity Loan Trust
    6.020% due 01/25/2014                                   244             241
EQCC Home Equity Loan Trust
    6.321% due 03/20/2029                                   305             305
General Electric Capital Mortgage Services, Inc.
    7.150% due 09/25/2026                                   339             338
Huntsman Corp.
    8.830% due 12/31/2005                                 1,000             998
IMC Home Equity Loan Trust
    6.610% due 06/20/2013                                   366             365
MMCA Automobile Trust
    6.300% due 06/15/2002                                 3,180           3,177
Oakwood Mortgage Investors, Inc.
    6.450% due 11/15/2027                                   847             844
Onyx Acceptance Auto Trust
    6.590% due 09/15/2002                                 2,000           1,999
    6.350% due 10/15/2003                                   615             612
Pacific Southwest Bank
    6.060% due 06/15/2002                                    13              13
Premiere Auto Trust
    5.510% due 07/09/2001                                   273             273
Residential Funding Mortgage Securities, Inc.
    5.460% due 07/25/2029                                   209             207
USAA Auto Loan Grantor Trust
    5.800% due 01/15/2005                                   386             383
WMC Mortgage Loan
    6.090% due 03/20/2028 (d)                               335             335
                                                                   -------------
Total Asset-Backed Securities                                            19,898
(Cost $19,911)                                                     =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.0%
--------------------------------------------------------------------------------
United Mexican States Recovery Rights
    0.000% due 06/30/2003                                 2,307               0
                                                                   -------------
Total Sovereign Issues                                                        0
(Cost $0)                                                          =============

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 3.8%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
    3.800% due 07/25/2006                      EC         5,025           4,835
Commonwealth of New Zealand
    4.500% due 02/15/2016                      N$         5,300           2,581
Kingdom of Sweden
    0.000% due 04/01/2004 (g)                  SK         7,354             776
Newcourt Credit Group
    7.900% due 08/15/2000                      C$         1,674           1,164
    7.625% due 06/28/2001                                   500             350
United Mexican States
    1.103% due 12/31/2019 (d)                  JY        70,000             668
                                                                   -------------
Total Foreign Currency-Denominated Issues                                10,374
(Cost $10,181)                                                     =============

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (f) 0.5%
--------------------------------------------------------------------------------
                                                         Shares
Banking & Finance 0.5%
Tokai Bank Cvt. Pfd.
    2.750% due 10/01/2004                           200,000,000           1,388
                                                                   -------------
Total Convertible Preferred Stock                                         1,388
(Cost $1,411)                                                      =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.6%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 0.8%
Eastman Kodak Co.
    6.030% due 06/06/2000                          $        100              99
Procter & Gamble Co.
    6.080% due 06/02/2000                                 2,000           1,979
                                                                   -------------
                                                                          2,078
                                                                   =============
Repurchase Agreement 1.8%
State Street Bank
    5.600% due 04/03/2000                                 4,851           4,851
(Dated 03/31/2000. Collateralized by
Federal Home Loan Bank
6.000% due 08/15/2002 valued at $4,950.
Repurchase proceeds are $4,853.)
                                                                   -------------
                                                                          4,851
                                                                   =============

See accompanying notes  71

Real Return Bond Fund
March 31, 2000                                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------

U.S. Treasury Bills 0.0%
5.750% due 04/27/2000                                       100    $        100
                                                                   -------------
Total Short-Term Instruments                                              7,029
(Cost $7,029)                                                      =============

Total Investments (a) 155.7%                                       $    420,273
(Cost $416,252)

Other Assets and Liabilities (Net) (55.7%)                             (150,412)
                                                                   -------------

Net Assets 100.0%                                                  $    269,861
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of 416,943 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $      3,644

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (314)
                                                                   -------------

Unrealized appreciation-net                                        $      3,330
                                                                   =============
(b) Securities with an aggregate market value of $179 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:


                                                           # of      Unrealized
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note ( 06/2000)                        179    $       (174)

(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31,2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                                     Principal
                                                        Amount       Unrealized
                               Covered by           Settlement    Appreciation/
Type          Currency           Contract                Month   (Depreciation)
--------------------------------------------------------------------------------
Sell                C$                523              05/2000     $         (1)
Sell                                1,711              06/2000              (16)
Buy                 EC                529              04/2000                0
Sell                                5,181              04/2000               26
Sell                JY             53,500              04/2000              (20)
Sell                              215,663              05/2000              (57)
Buy                 N$                524              04/2000                5
Sell                                4,880              04/2000              (72)
Sell                                  845              05/2000               (3)
Buy                 SK              4,342              04/2000                1
Sell                                10512              04/2000               (8)
                                                                   -------------
                                                                   $       (145)
                                                                   =============

(f) Principal amount denoted in indicated currency:

          C$ - Canadian Dollar
          EC - Euro
          JY - Japanese Yen
          N$ - New Zealand Dollar
          SK - Swedish Krona

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000.

                                                       Notional      Unrealized
Type                                                     Amount    Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 0.47% and
the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                    $      1,000    $          0

Receive fixed rate equal to 0.41% and
the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                           1,000               0
                                                                   -------------
                                                                   $          0
                                                                   =============

72  See accompanying notes

Schedule of Investments
Short Term Fund
March 31, 2000                                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 28.6%
--------------------------------------------------------------------------------
Banking & Finance 20.1%
Associated Corp. of North America
   6.450% due 09/15/2000                           $        900    $        896
Banco Nacional Obra Services
   9.625% due 11/15/2003                                  6,900           7,124
BankBoston Corp.
   6.125% due 03/15/2002                                  1,000             974
Bankers Trust Corp.
   6.200% due 05/11/2003 (d)                             11,000          10,997
Donaldson, Lufkin & Jenrette
   6.625% due 05/25/2026 (d)                                189             189
DQE Capital Corp.
   6.539% due 01/15/2002 (d)                              2,000           2,000
Ford Motor Credit Corp. (d)
   6.210% due 08/27/2001                                  3,000           3,000
   6.341% due 03/19/2002                                  4,295           4,306
   6.320% due 12/16/2002                                 10,000           9,976
General Motors Acceptance Corp. (d)
   6.130% due 01/08/2002                                  1,000             999
   6.165% due 04/29/2002                                  2,450           2,451
   6.299% due 11/12/2002                                  9,600           9,613
   6.190% due 08/18/2003                                 16,575          16,486
Goldman Sachs Group
   6.270% due 01/17/2003 (d)                              8,000           8,005
Heller Financial, Inc.
   6.280% due 04/22/2002 (d)                             15,000          14,992
Korea Development Bank
   6.250% due 05/01/2000                                    585             585
   7.154% due 10/06/2000 (d)                              2,000           2,000
   9.450% due 03/15/2001                                    375             380
   7.900% due 02/01/2002                                    900             897
   7.625% due 10/01/2002                                  2,500           2,465
Korean Export-Import Bank
   6.500% due 05/15/2000                                  2,170           2,169
Lehman Brothers Holdings, Inc.
   6.798% due 05/07/2002 (d)                              3,000           3,011
   6.690% due 04/04/2003 (d)                              3,000           3,044
Midamerican Funding LLC
   5.850% due 03/01/2001                                  1,000             986
Morgan Stanley, Dean Witter, Discover and Co.
   6.165% due 01/28/2002 (d)                              8,600           8,601
Nacional Financiera
   8.000% due 06/19/2000                                  1,000             999
Protective Life Funding Trust
   6.390% due 01/17/2003 (d)                              2,000           2,000
Racers
   6.340% due 03/03/2003 (d)                             10,000          10,000
Residential Funding Mortgage Securities, Inc.
   7.143% due 12/01/2018 (d)                              1,095           1,117
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002                                  3,191           3,135
Sears Roebuck Acceptance Corp.
   6.500% due 06/15/2000                                    700             699
   6.180% due 08/15/2000                                    500             499
Transamerica Finance Corp.
   6.394% due 12/14/2001 (d)                              4,000           3,998
U.S. Bancorp
   6.279% due 02/03/2003 (d)                              3,700           3,699
                                                                   -------------
                                                                        142,292
                                                                   =============
Industrials 3.7%
Air Canada
   6.800% due 07/31/2005 (d)                              2,000           1,800
Amerco, Inc.
   6.890% due 10/15/2000                                  5,000           4,949
COFIRI International, Inc.
   6.503% due 10/27/2000 (d)                              2,000           1,994
ITT Corp.
   6.250% due 11/15/2000                                  3,000           2,954
J Seagram & Sons
   6.526% due 04/10/2000 (d)                              1,100           1,084
Petroleos Mexicanos
   9.375% due 12/02/2008                                  1,000           1,028
Raytheon Co.
   6.300% due 08/15/2000                                  2,000           1,992
Time Warner, Inc.
   6.100% due 12/30/2001                                  3,000           2,933
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                  7,500           7,500
                                                                   -------------
                                                                         26,234
                                                                   =============
Utilities 4.8%
Central Maine Power Co.
   6.500% due 06/14/2000                                  7,800           7,784
Central Power & Light Co.
   6.540% due 02/22/2002 (d)                              2,000           1,980
Enron Corp.
   6.577% due 09/10/2001 (d)                              2,000           2,002
Kerr-McGee Corp.
   6.414% due 08/01/2001 (d)                              2,000           2,000
Pennsylvania Power & Light
   6.000% due 06/01/2000                                 19,000          18,974
UGI Utilities, Inc.
   6.170% due 03/06/2001                                    250             247
United Telecom, Inc.
   9.750% due 04/01/2000                                  1,000           1,000
                                                                   -------------
                                                                         33,987
                                                                   -------------
Total Corporate Bonds & Notes                                           202,513
(Cost $202,419)                                                    =============

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance
Authority Revenue Bonds, (GTD Insured), Series 2000
6.105% due 06/01/2009 (d)                                 2,000           2,000
                                                                   -------------

Total Municipal Bonds & Notes                                             2,000
(Cost $2,000)                                                      =============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 8.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                             10,000          10,000
   6.750% due 01/02/2002                                 35,000          34,883
Federal National Mortgage Assn.
   6.625% due 01/15/2002                                 10,000           9,947
Student Loan Marketing Assn.
   5.711% due 04/25/2004 (d)                              1,582           1,580
   6.395% due 10/25/2004 (d)                                600             599
                                                                   -------------
Total U.S. Government Agencies                                           57,009
(Cost $57,081)                                                     =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 2.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
   3.625% due 07/15/2002                                  7,373           7,352
   3.625% due 01/15/2008                                  5,743           5,592
   3.875% due 01/15/2009                                  1,954           1,934
                                                                   -------------
Total U.S. Treasury Obligations                                          14,878
(Cost $14,902)                                                     =============

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 23.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.5%
CMC Securities Corp.
   7.500% due 02/25/2023                                  2,522           2,515
Dime Savings
   6.689% due 11/01/2018 (d)                                263             238
Donaldson, Lufkin & Jenrette
   7.580% due 10/17/2020 (d)                                547             561
   7.776% due 09/01/2021 (d)                                 33              33
Federal Home Loan Mortgage Corp.
   6.000% due 03/15/2005                                    568             566
   6.000% due 02/15/2007                                    577             576
   6.210% due 10/25/2014                                    214             214
   6.500% due 10/25/2014                                  4,150           4,048
   5.750% due 10/15/2016                                     62              62
   6.000% due 07/15/2019                                  5,263           5,182

                                                      See accompanying notes  73

Short Term Fund
March 31, 2000                                            Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
   6.000% due 02/25/2008                           $      1,273    $      1,240
   5.523% due 07/25/2008 (d)                              1,344           1,313
   6.000% due 08/18/2016                                 38,359          37,813
   6.500% due 11/25/2017                                  1,436           1,430
   5.875% due 03/25/2018                                    112             111
   5.850% due 05/25/2019                                    736             732
   6.000% due 08/25/2020                                  2,390           2,339
   5.000% due 02/25/2022                                    114             112
   6.500% due 09/18/2023                                  2,082           2,042
   8.960% due 06/25/2032                                  9,892          10,124
First Plus Home Loan Trust
   6.060% due 09/10/2011                                  4,115           4,105
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                  6,082           5,991
Greenwich
   7.589% due 04/25/2022 (d)                                 83              84
   7.337% due 10/25/2022 (d)                                 45              45
Housing Securities, Inc.
   6.000% due 02/25/2008                                  1,237           1,227
Independent National Mortgage Corp.
   7.250% due 11/25/2010                                  4,000           3,949
Prudential Bache
   6.151% due 09/01/2018 (d)                                 24              22
Prudential Home Mortgage Securities
   6.950% due 11/25/2022                                    233             212
Salomon Brothers Mortgage Securities
   6.475% due 07/25/2029 (d)                              4,224           4,226
Structured Asset Securities Corp.
   7.000% due 01/20/2021                                      7               7
TMA Mortgage Funding Trust
   6.259% due 01/25/2029                                 11,432          11,432
                                                                   -------------
                                                                        102,551
                                                                   =============
Federal Home Loan Mortgage Corporation 0.1%
   7.500% due 11/01/2001                                  1,039           1,040
                                                                   -------------
Federal National Mortgage Association 2.2%
   6.000% due 12/18/2014                                  8,017           7,932
   6.150% due 09/25/2016                                  6,135           6,051
   8.500% due 01/01/2026                                  1,891           1,930
                                                                   -------------
                                                                         15,913
                                                                   =============
Government National Mortgage Association 6.3%
   6.375% due 02/20/2024-04/20/2025 (d)(e)               11,919          11,987
   6.750% due 09/20/2023-08/20/2027 (d)(e)                8,287           8,331
   7.125% due 11/20/2026 (d)                             14,659          14,802
   8.000% due 04/19/2030                                  3,950           3,995
   8.500% due 06/20/2027                                  5,473           5,586
                                                                   -------------
                                                                         44,701
                                                                   =============
Other Mortgage-Backed Securities 0.4%
CDC Depositor Trust I
   6.913% due 12/14/2001 (d)                              2,000           2,008
First Nationwide Trust
   6.430% due 10/25/2018 (d)                                 10              10
Resolution Trust Corp.
   6.472% due 05/25/2029 (d)                                604             585
                                                                   -------------
                                                                          2,603
                                                                   =============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   7.000% due 06/15/2019                                  4,954             432
Federal National Mortgage Association (IO)
   7.000% due 07/25/2006                                  1,549             103
   6.500% due 12/25/2006                                  2,065              59
   6.500% due 06/25/2017                                  1,232              38
   6.500% due 10/25/2023                                  1,561             196
                                                                   -------------
                                                                            828
                                                                   -------------
Total Mortgage-Backed Securities                                        167,636
(Cost $169,589)                                                    =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 12.6%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
   6.249% due 01/25/2024 (d)                                276             275
American Residential Eagle
   6.219% due 07/25/2029 (d)                              1,836           1,835
Associates Manufactured Housing
   7.000% due 03/15/2027                                    685             684
Banc One Auto Grantor Trust
   6.290% due 07/20/2004                                  2,870           2,847
Bay View Financial Revolving
   7.179% due 08/25/2029 (d)                              2,000           1,967
Brazos Student Loan Finance Co.
   6.430% due 06/01/2023 (d)                             20,000          19,797
Chase Manhattan Grantor Trust
   5.200% due 02/15/2002                                    303             303
Columbia/HCA Healthcare
   7.880% due 09/15/2001                                  3,000           2,948
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                                    799             798
Delta Funding Home Equity Loan
   6.191% due 09/15/2029 (d)                              1,931           1,939
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                    941             937
Frag Limited
   8.423% due 03/31/2006                                  2,500           2,488
First Security Auto Owner Trust
   5.580% due 06/15/2003                                 10,000           9,900
Ford Credit Auto Owner Trust
   5.850% due 10/15/2001                                  1,346           1,343
General Electric Capital Mortgage Services, Inc.
   7.150% due 09/25/2026                                    678             676
Green Tree Home Improvement Loan
   6.055% due 08/15/2029 (d)                              2,916           2,912
IMC Home Equity Loan Trust
   6.310% due 12/20/2012                                    130             130
Metris Master Trust
   6.721% due 04/20/2006 (d)                              6,000           6,035
MLCC Mortgage Investors, Inc.
   6.265% due 03/15/2025 (d)                              3,628           3,642
Money Store Home Equity Trust
   6.345% due 11/15/2021 (d)                                145             143
Onyx Acceptance Auto Trust
   6.180% due 04/15/2002                                  1,110           1,108
   5.500% due 10/15/2002                                  2,207           2,191
Premier Auto Trust
   6.250% due 06/06/2001                                    398             398
Salomon Brothers Mortgage Securities (d)
   6.305% due 11/15/2029                                  1,901           1,903
   7.043% due 11/15/2029                                  2,000           2,000
   6.219% due 02/25/2030                                  4,975           4,940
The Money Store Home Equity Trust
   6.635% due 09/15/2014                                  7,500           7,461
UAF Auto Grantor Trust
   6.100% due 06/15/2004                                  1,232           1,218
UniCapital Corp.
   6.540% due 07/23/2002                                  2,000           1,993
USAA Auto Loan Grantor Trust
   5.800% due 01/15/2005                                    463             459
WFS Financial Owner Trust
   5.385% due 08/20/2001                                  1,550           1,548
   6.150% due 09/20/2002                                  2,220           2,212
                                                                   -------------
Total Asset-Backed Securities                                            89,030
(Cost $89,291)                                                     =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.7%
--------------------------------------------------------------------------------
Republic of Korea
   8.594% due 04/08/2000 (d)                              3,456           3,469
United Mexican States
   7.439% due 06/27/2002 (d)                              9,000           8,873
                                                                   -------------
Total Sovereign Issues                                                   12,342
(Cost $12,266)                                                     =============

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.1%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
   8.750% due 09/28/2000                          BP      3,000           4,764
Commonwealth of New Zealand
   4.500% due 02/15/2016 (f)                      N$      5,400           2,630
Korea Development Bank
   6.940% due 10/18/2000 (d)                      JY        500             500
                                                                   -------------
Total Foreign Currency-Denominated Issues                                 7,894
(Cost $9,020)                                                      =============


74  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 38.8%
--------------------------------------------------------------------------------
Certificates of Deposit 1.4%
Commerzbank AG
   6.200% due 05/10/2000                           $     10,000    $     10,000
                                                                   -------------
Commercial Paper 36.5%
Bank One Corp.
   5.920% due 05/15/2000                                 23,500          23,338
   6.060% due 05/22/2000                                 10,000           9,918
British Telecom
   5.890% due 05/08/2000                                 10,700          10,639
   5.910% due 05/26/2000                                  7,400           7,336
Conagra, Inc.
   5.990% due 04/19/2000                                  5,000           4,987
   6.150% due 05/08/2000                                  8,200           8,151
Cox Communication
   6.050% due 04/10/2000                                  6,900           6,892
   6.250% due 04/13/2000                                  6,000           5,989
Dana Credit Corp.
   6.040% due 04/11/2000                                 22,000          21,970
   6.110% due 04/25/2000                                  2,800           2,790
Dominion Residential, Inc.
   6.050% due 04/03/2000                                 25,000          25,000
   6.140% due 06/05/2000                                  7,000           6,922
Eastman Kodak Co.
   6.060% due 06/12/2000                                 12,000          11,852
Finova Capital Corp.
   6.140% due 06/08/2000                                  7,000           6,921
Houston Industries
   6.000% due 04/13/2000                                 11,500          11,481
Monsanto Co.
   5.950% due 06/01/2000                                 16,600          16,427
Motorola, Inc.
   6.090% due 06/02/2000                                  4,500           4,452
National Rural Utilities
   6.080% due 06/14/2000                                  4,500           4,442
Oesterreich Kontrollbank
   5.960% due 06/15/2000                                  1,000             987
Sumitomo Bank
   6.050% due 04/13/2000                                 10,400          10,382
   6.190% due 04/13/2000                                  6,000           5,990
Tyco International
   6.180% due 04/03/2000                                 10,000          10,000
   6.100% due 04/10/2000                                  8,000           7,991
U.S. West Capital Fund
   6.330% due 04/03/2000                                  8,500           8,500
Xerox Credit Corp.
   6.080% due 06/13/2000                                 25,000          24,688
                                                                   -------------
                                                                        258,045
                                                                   =============
Repurchase Agreement 0.9%
State Street Bank
   5.600% due 04/03/2000                                  6,665           6,664
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $6,801.
   Repurchased proceeds are $6,668.)                               -------------
                                                                          6,664
                                                                   -------------
Total Short-Term Instruments                                            274,709
(Cost $274,750)                                                    =============

Total Investments (a) 116.8%                                       $    828,011
(Cost $831,318)

Other Assets and Liabilities (Net) (16.8%)                             (119,010)
                                                                   -------------

Net Assets 100.0%                                                  $    709,001
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $831,129 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $      1,016

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (4,134)
                                                                   -------------

Unrealized depreciation-net                                        $     (3,118)
                                                                   =============
(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                  Principal
                                     Amount                          Unrealized
                                 Covered by          Settlement   Appreciation/
Type        Currency               Contract               Month  (Depreciation)
--------------------------------------------------------------------------------
Sell              BP                  3,327             04/2000             (59)
Sell              N$                  5,023             05/2000              23
                                                                   -------------
                                                                   $        (36)
                                                                   =============
(c) Principal amount denoted in indicated currency:

           BP - British Pound
           JY - Japanese Yen
           N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.600%

Broker: Warburg Dillon Read LLC
Exp. 01/15/2002                                    $     10,600    $        (24)

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                           5,000               0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                           4,000               0

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                           5,000               0

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                           5,000               0
                                                                   -------------
                                                                   $        (24)
                                                                   =============
(h) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                   Maturity           Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 6.000%               08/18/2016    $     37,813
Government National Mortgage Assn. 6.750%            09/20/2023           2,140
                                                                   -------------
                                                                   $     39,953
                                                                   =============

                                                      See accompanying notes  75

StocksPLUS Fund
March 31, 2000                                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.2%
--------------------------------------------------------------------------------
Banking & Finance 13.8%
AT&T Capital Corp.
   7.110% due 09/13/2001 (d)                       $      2,100    $      2,094
   6.310% due 04/23/2002 (d)                              5,725           5,741
Banco Latinoamericano SA
   7.156% due 11/30/2001                                 19,500          19,482
CIT Group, Inc.
   6.200% due 10/20/2000                                  3,600           3,586
Ford Motor Credit Corp.
   6.240% due 11/16/2001 (d)                             11,000          11,009
   6.341% due 03/19/2002 (d)                                590             591
   6.300% due 07/16/2002 (d)                              6,500           6,516
   6.320% due 12/16/2002 (d)                              3,600           3,591
   6.224% due 02/13/2003 (d)                             15,000          14,964
General Motors Acceptance Corp.
   6.190% due 02/25/2002 (d)                              1,000             998
Heller Financial, Inc.
   6.370% due 10/22/2001 (d)                             10,800          10,828
Household Finance Corp.
   6.349% due 06/22/2001 (d)                              5,000           5,012
HRPT Properties Trust
   7.280% due 07/09/2007                                  5,000           4,998
Lehman Brothers Holdings, Inc.
   6.840% due 07/15/2002 (d)                              2,700           2,717
   6.690% due 04/04/2003 (d)                              9,400           9,538
   6.700% due 11/30/2006 (d)                              1,910           1,762
MBNA America Bank NA
   6.420% due 06/10/2004 (d)                             10,000           9,972
Mercury Finance Co.
  10.743% due 03/23/2001                                 16,000          15,520
Merrill Lynch & Co.
   6.280% due 10/10/2000 (d)                              3,000           3,006
   6.610% due 11/20/2000                                 10,000          10,030
   6.261% due 06/18/2001 (d)                             10,000           9,949
   6.480% due 01/11/2002 (d)                              8,550           8,573
   6.300% due 02/04/2003 (d)                              6,000           5,922
MFN Financial Corp.
   6.460% due 09/13/2001 (d)                              4,000           3,992
Nacional Financiera
   9.549% due 12/01/2000 (d)                             10,000           9,950
Residential Reinsurance
   9.761% due 06/01/2000 (d)                              5,000           4,964
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (g)                              2,127           2,090
   6.224% due 04/02/2002 (d)                              3,600           3,607
   6.320% due 02/11/2003 (d)                              5,000           5,001
   6.530% due 03/26/2003                                  5,000           4,997
Wells Fargo Co.
   6.780% due 05/02/2005 (d)                              6,400           6,400
                                                                   -------------
                                                                        207,400
                                                                   =============

Industrials 10.7%
Air Canada
   6.800% due 07/31/2005 (d)                             12,000          10,800
Amerco, Inc.
   6.890% due 10/15/2000                                 16,800          16,627
Arrow Electronics, Inc.
   6.860% due 11/24/2000 (d)                             15,000          14,996
Atlas Air, Inc.
   9.820% due 04/04/2003 (d)                              7,000           7,000
Black & Decker
   6.606% due 12/20/2001 (d)                              7,250           7,319
COFIRI International, Inc.
   6.503% due 10/27/2000 (d)                              2,000           1,995
Cemex SA
  10.750% due 07/15/2000                                  3,650           3,685
CSX Corp.
   6.430% due 06/15/2000 (d)                             10,000           9,995
El Paso Energy Corp.
   6.690% due 07/15/2001 (d)                              4,600           4,603
Gold Eagle
  11.453% due 04/16/2001                                 10,000           9,988
J Seagram & Sons
   6.526% due 04/10/2000 (d)                              2,400           2,364
Marlin Water Trust
   7.090% due 12/15/2001                                  4,049           3,988
Merita
   6.471% due 12/01/2005 (d)                              1,000           1,000
Norfolk Southern Corp.
   6.700% due 05/01/2000                                  2,600           2,599
Petroleos Mexicanos
   7.600% due 06/15/2000                                  2,050           2,055
   8.402% due 07/15/2005 (d)                             15,000          14,813
Stone Container Corp.
  10.750% due 10/01/2002                                  3,435           3,482
TCI Communications, Inc.
   6.790% due 04/03/2002 (d)                             11,600          11,766
   6.850% due 03/11/2003 (d)                              4,000           4,088
TRW, Inc.
   6.601% due 06/28/2000 (d)                              8,900           8,899
Tyco International Group SA
   6.819% due 03/05/2001 (d)                             14,200          14,192
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                  4,200           4,200
                                                                   -------------
                                                                        160,454
                                                                   =============
Utilities 8.7%
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                  1,754           1,741
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                                  3,500           3,489
Hughes Electric
   7.451% due 10/23/2000                                  4,500           4,496
Kerr-McGee Corp.
   6.414% due 08/01/2001 (d)                             50,000          50,002
Niagara Mohawk Power
   7.125% due 07/01/2001                                  6,805           6,712
North Atlantic Energy
   9.050% due 06/01/2002                                    910             902
Public Service Enterprise Group, Inc.
   6.330% due 11/22/2000 (d)                             15,000          15,000
Sprint Capital Corp.
   6.386% due 11/15/2001 (d)                             25,600          25,620
Telecom Argentina
   9.375% due 06/12/2000                                 18,100          18,213
Western Massachusetts Electric
   7.750% due 12/01/2002                                  4,000           4,036
                                                                   -------------
                                                                        130,211
                                                                   -------------
Total Corporate Bonds & Notes                                           498,065
(Cost $490,553)                                                    =============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.2%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   6.365% due 07/25/2004 (d)                                318             316
   6.089% due 10/25/2005 (d)                              8,935           8,894
   5.909% due 04/25/2006 (d)                              3,371           3,359
   6.635% due 07/25/2006 (d)                              3,006           2,996
   6.595% due 01/25/2007 (d)                              9,517           9,507
   6.565% due 04/25/2007 (d)                              8,080           8,040
                                                                   -------------
Total U.S. Government Agencies                                           33,112
(Cost $33,097)                                                     =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 11.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (g)                             95,005          94,738
   3.625% due 07/15/2002 (b)(g)                           5,793           5,777
   3.625% due 01/15/2008 (g)                             10,441          10,167
U.S. Treasury Notes
   5.500% due 05/31/2000 (b)                             61,260          61,241
                                                                   -------------
Total U.S. Treasury Obligations                                         171,923
(Cost $171,587)                                                    =============


76  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 17.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 7.6%
Bank Mart
   6.883% due 03/01/2019 (d)                       $      5,094    $      5,186
Countrywide Home Loans
   6.050% due 04/25/2029                                  6,367           6,239
Donaldson, Lufkin & Jenrette
   7.580% due 10/17/2020 (d)                                155             159
Federal Home Loan Mortgage Corp.
   5.876% due 05/18/2000 (d)                             20,000          20,000
   7.000% due 06/15/2023                                  1,460           1,458
   6.500% due 08/15/2023                                  8,631           8,453
Federal National Mortgage Assn.
   6.769% due 04/25/2020 (d)                                 18              18
   6.500% due 05/18/2024                                  3,880           3,803
General Electric Capital Mortgage Services, Inc.
   6.300% due 09/25/2023                                  2,000           1,960
   6.250% due 10/25/2028                                    943             928
Greenwich
   7.337% due 10/25/2022 (d)                                 11              11
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2027                                 10,456          10,145
ICI Funding Corp. Secured Assets Corp.
   7.650% due 07/25/2028                                 10,122          10,099
Norwest Asset Securities Corp.
   6.750% due 08/25/2029                                  9,011           8,841
PaineWebber Mortgage
   6.468% due 02/25/2001 (d)                                464             460
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                                  7,903           7,675
Residential Funding Mortgage Securities, Inc.
   5.811% due 03/25/2018 (d)                              1,676           1,636
Resolution Trust Corp.
   6.900% due 05/25/2029 (d)                                103             104
Structured Asset Mortgage Investments, Inc.
   9.040% due 06/25/2029                                 19,417          20,022
Structured Asset Securities Corp.
   6.295% due 12/25/2000 (d)                              1,013           1,012
TMA Mortgage Funding Trust
   6.259% due 01/25/2029                                  5,756           5,756
                                                                   -------------
                                                                        113,965
                                                                   =============
Federal Home Loan Mortgage Corporation 0.3%
   6.353% due 07/01/2019 (d)                              2,755           2,702
   6.781% due 06/01/2022 (d)                                436             446
   7.266% due 12/01/2022 (d)                                576             589
   8.500% due 04/01/2025-06/01/2025 (i)                     188             192
                                                                   -------------
                                                                          3,929
                                                                   =============
Federal National Mortgage Association 0.6%
   6.020% due 05/01/2017 (d)                                269             262
   6.022% due 07/01/2018 (d)                                565             551
   6.023% due 11/01/2018-11/01/2028 (d)(i)                1,710           1,668
   6.026% due 08/01/2029 (d)                                316             308
   6.029% due 02/01/2031 (d)                                 90              88
   6.102% due 04/01/2018-11/01/2028 (d)(i)                  959             935
   6.500% due 09/01/2005                                  5,483           5,371
   7.443% due 05/01/2022 (d)                                333             342
                                                                   -------------
                                                                          9,525
                                                                   =============
Government National Mortgage Association 5.2%
   6.320% due 02/16/2030 (d)                             30,481          30,439
   6.375% due 02/20/2026-02/20/2028 (d)(i)               20,732          20,771
   6.750% due 07/20/2018-07/20/2023 (d)(i)               17,718          17,867
   7.125% due 12/20/2022-12/20/2027 (d)(i)                9,310           9,415
                                                                   -------------
                                                                         78,492
                                                                   =============
Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities
   6.960% due 01/20/2004                                  2,522           2,497
Government National Mortgage Association
   6.618% due 02/16/2030 (d)                             29,585          29,643
   6.668% due 02/16/2030 (d)                             16,139          16,189
                                                                   -------------
                                                                         48,329
                                                                   =============
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
   6.397% due 01/01/2019 (d)                                 22              22
Fund America
   7.166% due 06/25/2023 (d)                                124             126
J.P. Morgan & Co.
   6.570% due 01/25/2018 (d)                                304             299
Resolution Trust Corp.
   6.746% due 12/25/2023 (d)                                 13              13
Structured Asset Securities Corp.
   6.709% due 09/25/2036 (d)                                871             865
                                                                   -------------
                                                                          1,325
                                                                   =============
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2006                                  2,034              96
   7.500% due 08/15/2019                                    639              22
Federal National Mortgage Association (IO)
   6.000% due 11/25/2000                                    168               3
   7.000% due 07/25/2006                                    310              21
   6.500% due 02/25/2021                                  2,746             180
   7.000% due 07/25/2021                                    728             111
   6.500% due 03/25/2023                                  4,089             451
                                                                   -------------
                                                                            884
                                                                   -------------
Total Mortgage-Backed Securities                                        256,449
(Cost $258,701)                                                    =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.4%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
   6.029% due 06/25/2028 (d)                             10,948          10,918
Allied Waste Industries, Inc.
   8.938% due 07/30/2006                                    819             743
Allied Waste North America, Inc.
   8.938% due 07/30/2006 (d)                              1,455           1,320
   9.125% due 07/30/2007 (d)                              2,092           1,898
   9.188% due 07/30/2007 (d)                                636             578
Argentina Funding Corp.
   6.331% due 05/20/2003 (d)                             16,000          16,016
Bayview Financial Acquisition
   6.429% due 02/25/2029 (d)                              5,833           5,837
Community Trust Bancorp, Inc.
   6.500% due 09/15/2003                                    932             931
Green Tree Home Improvement Loan
   6.105% due 11/15/2029 (d)                             11,460          11,467
Salomon Brothers Mortgage Securities
   6.219% due 02/25/2030 (d)                             23,582          23,413
Stone Container Corp.
   9.500% due 10/01/2003                                  4,136           4,135
   9.625% due 10/01/2003 (d)                              4,136           4,135
                                                                   -------------
Total Asset-Backed Securities                                            81,391
(Cost $81,986)                                                     =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.4%
--------------------------------------------------------------------------------

Government of Croatia
   7.000% due 02/27/2002                                  3,000           2,912
Hydro Quebec
   6.500% due 09/29/2049 (d)                              1,000             867
Nacional Financiera
   7.975% due 05/08/2003 (d)                              6,000           5,957
Republic of Argentina
   6.813% due 03/31/2005 (d)                                176             165
  11.786% due 04/10/2005 (d)                              7,000           6,563
Republic of Panama
   7.001% due 05/14/2002 (d)                              1,373           1,354
United Mexican States
   7.439% due 06/27/2002 (d)                             10,000           9,858
   9.780% due 04/07/2004 (d)                              9,000           9,427
                                                                   -------------
Total Sovereign Issues                                                   37,103
(Cost $44,467)                                                     =============

See accompanying notes  77

StocksPLUS Fund
March 31, 2000                                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 4.2%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   4.500% due 02/15/2016                          N$      9,750   $       4,749
Export-Import Bank Korea
   3.840% due 10/06/2000 (d)                      DM     11,370           5,520
Kingdom of Sweden
  10.250% due 05/05/2000                          SK      1,000             116
Korea Development Bank
   2.560% due 06/26/2001                          JY  1,000,000           9,884
Tecnost International NV
   5.616% due 06/23/2004 (d)                      EC     34,100          33,473
United Mexican States
   8.750% due 05/30/2002                          BP      3,000           4,825
   7.000% due 06/02/2003                          C$      6,000           3,980
                                                                   -------------
Total Foreign Currency-Denominated Issues (e)(f)                         62,547
(Cost $64,835)                                                     =============

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
S&P 500 Index June Futures (CME)
   Strike @ 725.00 Exp. 06/16/2002                 $         94              29
                                                                   -------------
Total Purchased Put Options                                                  29
(Cost $34)                                                         =============

--------------------------------------------------------------------------------
COMMON STOCKS 1.5%
--------------------------------------------------------------------------------
                                                         Shares
Utilities 1.5%
Eastern Enterprises                                         800    $         48
Florida Progress Corp.                                  111,000           5,092
LG&E Energy Corp.                                        10,400             238
MCN Energy Group, Inc.                                  443,300          11,083
Northeast Utilities                                     252,000           5,418
                                                                   -------------
Total Common Stocks                                                      21,879
(Cost $21,615)                                                     =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 19.7%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Commercial Paper 18.3%
Alcoa, Inc.
   5.920% due 05/12/2000                          $       4,000           3,974
Bank One Corp.
   6.060% due 05/22/2000                                  8,000           7,934
Conagra, Inc.
   5.860% due 04/05/2000                                    200             200
   6.190% due 04/05/2000                                  4,400           4,398
   6.040% due 04/07/2000                                  1,400           1,399
   6.150% due 05/08/2000                                  8,500           8,449
   6.200% due 05/08/2000                                  2,800           2,783
Cox Communication
   6.050% due 04/10/2000                                    700             699
DaimlerChrysler AG
   6.100% due 06/29/2000                                  4,200           4,136
Dominion Residential, Inc.
   6.040% due 04/04/2000                                  4,000           3,999
   6.140% due 06/05/2000                                 33,000          32,645
E.I. Du Pont de Nemours
   5.890% due 05/22/2000                                 10,600          10,515
   6.030% due 06/06/2000                                  1,500           1,484
Eastman Kodak Co.
   6.030% due 06/07/2000                                  1,500           1,484
Federal Home Loan Mortgage Corp.
   5.960% due 06/15/2000                                    500             494
   5.970% due 06/15/2000                                 11,100          10,966
   5.980% due 06/15/2000                                  6,600           6,520
Federal National Mortgage Association
   5.940% due 06/01/2000                                    200             198
Finova Capital Corp.
   5.960% due 05/15/2000                                 11,000          10,924
   6.140% due 06/08/2000                                 16,000          15,814
Gannett Co., Inc.
   6.000% due 04/13/2000                                 30,000          29,950
General Motors Acceptance Corp.
   6.050% due 05/17/2000                                 10,000           9,926
Motorola, Inc.
   6.090% due 06/02/2000                                  1,300           1,287
Nabisco, Inc.
   6.090% due 04/05/2000                                 15,000          14,995
Nike, Inc.
   5.860% due 04/18/2000                                  1,000             998
Southwestern Public Service
   6.030% due 05/05/2000                                  5,500           5,471
Sumitomo Bank
   6.050% due 04/14/2000                                  3,000           2,994
   6.180% due 04/14/2000                                 12,000          11,977
Tampa Electric Co.
   6.010% due 04/24/2000                                 18,000          17,937
Texas Utilities Co.
   6.050% due 05/26/2000                                 25,000          24,777
   6.240% due 05/26/2000                                  5,000           4,954
TRW, Inc.
   6.060% due 04/17/2000                                  5,190           5,178
Xerox Credit Corp.
   5.890% due 05/16/2000                                  1,200           1,192
   6.050% due 05/18/2000                                 14,000          13,894
                                                                   -------------
                                                                        274,545
                                                                   =============
Repurchase Agreement 1.1%
State Street Bank
   5.600% due 04/03/2000                                  5,524           5,524
   (Dated 03/31/2000. Collateralized by
   Federal Home Loan Bank
   6.000% due 08/15/2002 valued at $5,639.
   Repurchase proceeds are $5,527.)

Daiwa Securities
   6.180% due 04/03/2000                                 10,000          10,000
   (Dated 03/31/2000. Collateralized by
   U.S. Treasury Inflation Protected Securitie
   3.782% due 07/15/2002 valued at $10,222.
   Repurchase proceeds are $10,005.)
                                                                   -------------
                                                                         15,524
                                                                   =============
U.S. Treasury Bills (b) 0.3%
   5.454% due 05/25/2000                                  4,910           4,870
                                                                   -------------

Total Short-Term Instruments                                            294,939
(Cost $294,949)                                                    =============

Total Investments (a) 97.2%                                        $  1,457,437
(Cost $1,461,824)

Written Options (c) (0.1%)                                               (1,436)
(Premiums $1,231)

Other Assets and Liabilities (Net) 2.8%                                  42,794
                                                                   -------------

Net Assets 100.0%                                                  $  1,498,795
                                                                   =============

78    See accompanying notes

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,461,767 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $      5,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (9,562)
                                                                   -------------
Unrealized depreciation-net                                        $     (4,330)
                                                                   -------------

(b) Securities with an aggregate market value of $71,888 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                         # of     Appreciation/
Type                                                Contracts    (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (03/2001)                       1,142      $       (301)
U.S. Treasury 5 Year Note (06/2000)                       237              (315)
S&P 500 Index (06/2000)                                 3,171            92,766
United Kingdom 90 Day LIBOR (09/2000)                      20                19
                                                                   -------------
                                                                   $     92,169
                                                                   =============
(c) Premiums received on written options:

                                             # of
Type                                    Contracts       Premium           Value
--------------------------------------------------------------------------------
Call - CME S&P June Futures
   Strike @ 1540 Exp. 06/16/2000               87  $        696    $       1044
Put - OTC Eurodollar vs. U.S. Dollar
   Strike @ 0.93 Exp. 04/19/2000       87,160,000           201             150
Put - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000             111            83              96
Call - CME Eurodollar December Futures
   Strike @ 93.00 Exp. 12/18/2000             160            63              76
Call - CME Eurodollar December Futures
   Strike @ 92.75 Exp. 12/18/2000              80            55              63
Put - CBOT U.S. Treasury Bond June Futures
   Strike @ 82.00 Exp. 05/20/2000             456           133               7
                                                   -----------------------------
                                                   $      1,231    $      1,436
                                                   =============================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                             Principal
                                Amount                               Unrealized
                            Covered by        Settlement          Appreciation/
Type       Currency           Contract             Month         (Depreciation)
--------------------------------------------------------------------------------
Sell             BP              3,022           04/2000           $        (54)
Sell             C$              5,773           06/2000                    (24)
Sell             EC             65,379           04/2000                    511
Buy              HF          2,000,000           09/2000                   (154)
Sell             JY          1,017,009           05/2000                   (248)
Sell             N$              1,251           04/2000                     (8)
Sell                             8,553           05/2000                     40
Buy              PZ            102,100           01/2001                    (49)
Buy                             25,000           02/2001                    135
                                                                   -------------
                                                                   $        149
                                                                   =============

(f) Principal amount denoted in indicated currency:

            BP - British Pound
            C$ - Canadian Dollar
            DM - German Mark
            EC - Euro
            HF - Hungarian Forint
            JY - Japanese Yen
            N$ - New Zealand Dollar
            PZ - Polish Zloty
            SK - Swedish Krona

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130%.

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                                       $   68,991   $          0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140%.

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                           21,000              0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%.

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                           61,378              0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                          109,518              0

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                           2,400            (123)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                           1,100             (59)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                          10,000               0
                                                                   -------------
                                                                   $       (182)
                                                                   -------------

(i) Securities grouped by coupon or range of coupons and represent a range of maturities.


                                                      See accompanying notes  79

Schedule of Investments
Strategic Balanced Fund
March 31, 2000                                        Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 40.6%
--------------------------------------------------------------------------------
Banking & Finance 18.1%
Abbey National Capital Trust I
   8.963% due 12/29/2049                           $        800    $        817
AT&T Capital Corp.
   7.000% due 08/15/2001                                    300             299
Bank of America Corp.
   6.625% due 06/15/2004                                  1,000             972
Bank of Tokyo - Mitsubishi
   8.400% due 04/15/2010                                    200             203
Bear Stearns Co., Inc.
   6.125% due 02/01/2003                                  1,100           1,058
Caithness Coso Fund Corp.
   6.800% due 12/15/2001                                  1,042           1,031
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                                  1,000             975
Countrywide Home Loans
   6.850% due 06/15/2004                                  1,000             972
First Security Corp.
   7.701% due 06/01/2005 (d)                              3,000           3,000
Ford Motor Credit Corp.
   6.300% due 07/16/2002 (d)                                300             301
   6.190% due 10/15/2002 (d)                              1,000           1,000
   6.320% due 12/16/2002 (d)                                200             200
   6.330% due 03/17/2003 (d)                                500             500
   5.750% due 02/23/2004                                  1,000             943
General Motors Acceptance Corp.
   6.190% due 08/18/2003 (d)                              1,000             995
   6.850% due 06/17/2004                                  1,000             975
Hyatt Equities LLC
   6.800% due 05/15/2000                                  2,695           2,692
Lehman Brothers Holdings, Inc.
   6.421% due 06/03/2002 (d)                                600             596
   6.840% due 07/15/2002 (d)                                305             307
   6.690% due 04/04/2003 (d)                                800             812
Merrill Lynch & Co.
   6.573% due 03/17/2004 (d)                                100              99
Nacional Financiera
   9.549% due 12/01/2000 (d)                                500             498
NationsBank Corp.
   7.033% due 02/18/2002 (d)                                100              97
New England Educational Loan Marketing
   6.310% due 06/11/2001 (d)                              2,000           1,999
Popular, Inc.
   6.400% due 08/25/2000                                  2,000           1,995
Republic New York Corp.
   5.279% due 10/28/2002 (d)                                100              99
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (h)                              1,146           1,126
   6.224% due 04/02/2002 (d)                                200             200
Wells Fargo & Co.
   6.625% due 07/15/2004                                  1,000             977
Westdeutsche Landesbank
   6.050% due 01/15/2009                                  2,500           2,237
                                                                   -------------
                                                                         27,975
                                                                   =============
Industrials 13.8%
AMR Corp.
  10.000% due 02/01/2001                                    400             407
   9.430% due 05/10/2001                                  1,000           1,017
Conagra, Inc.
   6.340% due 06/12/2000 (d)                              2,000           1,999
DaimlerChrysler Holdings
   6.900% due 09/01/2004                                  1,000             981
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                              1,000             963
El Paso Energy Corp.
   6.690% due 07/15/2001 (d)                                200             200
Grupo Televisa SA
  13.250% due 05/15/2008                                 1,250            1,234
Lockheed Martin Corp.
   6.850% due 05/15/2001                                  2,000           1,974
Norfolk Southern Corp.
   6.700% due 05/01/2000                                    100             100
Occidental Petroleum
   6.704% due 04/03/2000                                    600             600
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                              6,000           5,926
Reliant Energy, Inc.
   6.375% due 11/01/2003                                  1,000             963
Royal Bank of Scotland plc
   6.770% due 03/31/2049                          EC        600             574
Tyco International Group SA
   6.819% due 03/05/2001 (d)                       $        300             300
Waste Management, Inc.
   6.000% due 05/15/2001                                  1,500           1,442
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                    200             200
Williams Holdings, Inc.
   6.680% due 06/13/2000                                  2,500           2,498
                                                                   -------------
                                                                         21,378
                                                                   =============
Utilities 8.7%
Arizona Public Service
   5.750% due 09/15/2000                                  2,000           1,987
Central Power & Light Co.
   6.710% due 11/23/2001 (d)                              2,000           2,001
Cleveland Electric/Toledo Edison
   7.190% due 07/01/2000                                    500             499
Dominion Resources, Inc.
   6.195% due 01/26/2001 (d)                                500             497
Entergy Arkansas, Inc.
   7.720% due 03/01/2003                                    200             199
New Century Energies, Inc.
   5.860% due 05/30/2000                                  1,000             998
Sierra Pacific Resources
   6.830% due 10/06/2000 (d)                              4,000           3,998
Sprint Capital Corp.
   6.386% due 11/15/2001 (d)                              1,700           1,701
System Energy Resources
   7.710% due 08/01/2001                                    650             650
Texas Utilities Co.
   6.410% due 11/21/2001                                  1,000             985
                                                                   -------------
                                                                         13,515
                                                                   -------------
Total Corporate Bonds & Notes                                            62,868
(Cost $63,361)                                                     =============

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.6%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                900             900
   5.711% due 04/25/2004 (d)                                158             158
   6.635% due 07/25/2006 (d)                              2,024           2,018
   6.595% due 01/25/2007 (d)                                532             532
   6.565% due 04/25/2007 (d)                                418             416
                                                                   -------------
Total U.S. Government Agencies                                            4,024
(Cost $4,024)                                                      =============

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
   3.625% due 07/15/2002 (i)                              6,320           6,302
   3.375% due 01/15/2007                                  3,194           3,075
   3.625% due 01/15/2008                                    209             203
U.S. Treasury Bonds
   10.625% due 08/15/2015                                   200             286
   8.875% due 08/15/2017                                  3,000           3,838
   8.750% due 08/15/2020                                    800           1,035
   8.000% due 11/15/2021 (i)                                500             609
   6.250% due 05/15/2030                                  2,300           2,434
U.S. Treasury Notes
   5.500% due 05/31/2000 (b)                              2,035           2,034
   5.125% due 08/31/2000                                    100             100
U.S. Treasury Strips
   0.000% due 05/15/2020                                    300              90
   0.000% due 11/15/2021                                    100              28
                                                                   -------------
Total U.S. Treasury Obligations                                          20,034
(Cost $19,582)                                                     =============


80  See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 24.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 10.2%
Countrywide Home Loans
   6.050% due 04/25/2029                           $        289    $        283
Federal Home Loan Mortgage Corp.
   5.876% due 05/18/2000 (d)                              1,000           1,000
   5.500% due 07/15/2005                                     32              32
  10.150% due 04/15/2006                                      6               6
   7.000% due 05/15/2023                                  1,763           1,626
   6.500% due 08/15/2023                                    187             175
   6.500% due 03/15/2024                                    307             276
Federal National Mortgage Assn.
   6.740% due 08/25/2007                                    145             141
   5.700% due 06/25/2017                                  1,044           1,033
   9.500% due 06/25/2018                                    210             221
   4.000% due 01/25/2022                                    126             109
   5.000% due 04/25/2022                                     48              42
   7.000% due 06/25/2023                                    272             259
   6.500% due 12/25/2023                                    148             131
First Plus Home Loan Trust
   6.060% due 09/10/2011                                    823             821
General Electric Capital Mortgage Services, Inc.
   6.250% due 12/25/2028                                  1,481           1,326
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                    274             260
Greenwich
   7.272% due 04/25/2022 (d)                                314             313
Housing Securities, Inc.
   5.864% due 07/25/2032 (d)                                738             738
Independent National Mortgage Corp.
   7.218% due 11/25/2024 (d)                                114             115
   8.432% due 11/25/2024 (d)                                 52              53
   8.350% due 06/25/2025                                    215             215
Morgan Stanley Capital
   6.590% due 10/03/2030                                    928             903
Norwest Asset Securities Corp.
   6.500% due 02/25/2029                                  2,000           1,826
   6.750% due 08/25/2029                                    437             429
PNC Mortgage Securities Corp.
   6.625% due 03/25/2028                                    320             311
   6.500% due 11/25/2029                                    999             910
Prudential Securities Secured Financing Corp.
   6.955% due 06/15/2008                                    965             944
Resecuritization Mortgage Trust
   6.069% due 04/26/2021 (d)                                447             435
Resolution Trust Corp.
   8.000% due 06/25/2026                                    831             828
Structured Asset Securities Corp.
   6.295% due 12/25/2000 (d)                                 96              96
                                                                   -------------
                                                                         15,857
                                                                   =============
Federal Home Loan Mortgage Corp. 0.2%
   8.500% due 03/01/2023                                    258             264
                                                                   -------------

Federal Housing Administration 2.5%
   6.000% due 03/20/2028                                  1,833           1,670
   6.930% due 07/01/2014 (d)                                533             474
   7.430% due 01/01/2023                                  1,723           1,682
                                                                   -------------
                                                                          3,826
                                                                   =============
Federal National Mortgage Assn. 0.7%
   6.130% due 03/01/2029 (d)                                350             341
   6.500% due 09/01/2005                                    249             244
   7.472% due 12/01/2023 (d)                                167             171
   8.500% due 07/01/2002-01/01/2008 (g)                     283             289
                                                                   -------------
                                                                          1,045
                                                                   =============
Government National Mortgage Assn. 10.2%
   6.000% due 04/19/2030                                  4,000           3,660
   6.375% due 04/20/2023-06/20/2027 (d)(g)                1,393           1,400
   6.500% due 01/15/2024-04/19/2030 (d)(g)                1,837           1,736
   6.750% due 07/20/2023-08/20/2026 (d)(g)                  616             621
   6.875% due 01/15/2001-02/01/2040 (g)                   1,000             963
   7.000% due 01/20/2027-04/19/2030 (d)(g)                1,432           1,388
   7.250% due 08/24/2024 (d)                                286             287
   7.500% due 05/15/2017-04/19/2030 (g)                   4,705           4,655
   8.000% due 09/15/2006-04/19/2030 (g)                     835             844
   9.500% due 09/15/2009-10/15/2009 (g)                      69              70
  10.750% due 09/15/2000-10/15/2000 (g)                      13              13
  16.000% due 10/15/2011-04/15/2012 (g)                     148             172
                                                                   -------------
                                                                         15,809
                                                                   =============
Mortgage-Backed Securities 0.1%
CS First Boston Mortgage Securities
   6.960% due 01/20/2004                                    204             202
                                                                   -------------

Other Mortgage-Backed Securities 0.3%
Home Savings of America
   5.722% due 05/25/2027 (d)                                549             521
                                                                   -------------

Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
   0.000% due 04/23/2017                                     13              13
Federal Home Loan Mortgage Corp. (IO)
   6.500% due 08/15/2016                                    236               4
   7.000% due 02/15/2017                                     49               0
Federal National Mortgage Assn. (IO)
   6.500% due 05/25/2005                                    780              88
   6.500% due 09/25/2008                                    314              26
                                                                   -------------
                                                                            131
                                                                   -------------
Total Mortgage-Backed Securities                                         37,655
(Cost $38,519)                                                     =============

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 4.2%
--------------------------------------------------------------------------------
Amresco Residential Securities Mortgage Loan Trust
   6.315% due 07/25/2027 (d)                                534             533
Arcadia Automobile Receivables Trust
   6.500% due 06/17/2002                                    297             298
Contimortgage Home Equity Loan Trust
   6.174% due 10/15/2012 (d)                                244             244
Empire Funding Home Loan Owner Trust
   7.160% due 05/25/2012                                     63              62
Green Tree Financial Corp.
   7.860% due 04/01/2031                                    400             409
Money Store Home Equity Trust
   6.550% due 09/15/2021                                  1,062           1,056
NPF XII, Inc.
   6.588% due 11/01/2003 (d)                              1,000           1,000
Saxon Asset Securities Trust
   6.355% due 05/25/2029 (d)                              2,272           2,267
WMC Mortgage Loan
   6.090% due 03/20/2028 (d)                                670             669
                                                                   -------------
Total Asset-Backed Securities                                             6,538
(Cost $6,543)                                                      =============

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.8%
--------------------------------------------------------------------------------
Government of Brazil
   7.000% due 01/01/2001 (d)                              1,107           1,103
Hydro Quebec
   6.500% due 09/29/2049 (d)                                200             173
Republic of Korea
   8.281% due 04/08/2000 (d)                                549             551
United Mexican States
   7.493% due 06/27/2002 (d)                              1,000           1,004
                                                                   -------------
Total Sovereign Issues                                                    2,831
(Cost $2,811)                                                      =============

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 5.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
   10.000% due 03/15/2002 (i)                      N$       300             157
    5.500% due 04/15/2003 (i)                               500             238
International Bank for Reconstruction & Development
    0.000% due 05/27/2003 (i)                               100              49
Tecnost International NV
    5.616% due 06/23/2004 (d)                      EC     8,600           8,442
                                                                   -------------
Total Foreign Currency-Denominated Issues                                 8,886
(Cost $9,559)                                                      =============


                                                      See accompanying notes  81

Strategic Balanced Fund
March 31, 2000                                   Principal
                                                    Amount                Value
                                                    (000s)               (000s)
--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Eurodollar June Futures (CME)
Strike @ 92.000 Exp. 06/19/2000                $      188            $        1
S&P 500 Index June Futures
Strike @ 1,540.000 Exp. 06/16/2000                     25                     3
                                                                     -----------
Total Purchased Put Options                                                   4
(Cost $3)                                                            ===========


--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.3%
--------------------------------------------------------------------------------
Industrial 1.3%
Hercules Trust VI
8.625% due 12/29/2000 (d)                           2,000                 1,999
                                                                     -----------
Total Convertible Bonds and Notes                                         1,999
(Cost $2,000)                                                        ===========


--------------------------------------------------------------------------------
PREFERRED SECURITY 0.7%
--------------------------------------------------------------------------------
                                                   Shares
DG Funding Trust
   6.181% due 12/29/2049                              110                 1,104
                                                                     -----------
Total Preferred Security                                                  1,104
(Cost $1,100)                                                        ===========


--------------------------------------------------------------------------------
COMMON STOCKS 0.9%
--------------------------------------------------------------------------------
Utilities 0.9%
Eastern Enterprises                               100,000                     6
Florida Progress Corp.                              7,800                   358
LG&E Energy Corp.                                     600                    14
MCN Energy Group, Inc.                             28,700                   718
Northeast Utilities                                16,500                   355
                                                                     -----------
Total Common Stocks                                                       1,451
(Cost $1,429)                                                        ===========



--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 15.2%
--------------------------------------------------------------------------------
                                                Principal
                                                   Amount
                                                   (000s)
Commercial Paper 11.4%
Alcoa, Inc.
   5.920% due 05/12/2000                       $      800                   795
Conoco, Inc.
5.860% due 04/05/2000                               1,400                 1,399
E.I. Du Pont de Nemours
6.030% due 06/08/2000                                 100                   100
Federal Home Loan Mortgage Corp.
5.970% due 05/02/2000                               1,000                   995
General Electric Capital Corp.
5.930% due 05/19/2000                               1,200                 1,191
5.950% due 05/19/2000                               1,600                 1,588
6.060% due 06/07/2000                               1,000                   989
Merck & Co.
5.970% due 04/24/2000                               4,000                 3,987
Monsanto Co.
6.070% due 06/14/2000                                 800                   790
Reseau Ferre De France
6.030% due 05/30/2000                                 800                   792
Southwestern Public Service
6.030% due 05/05/2000                               3,400                 3,382
Xerox Credit Corp.
6.110% due 06/12/2000                               1,700                 1,680
                                                                     -----------
                                                                         17,688
                                                                     ===========
Repurchase Agreement 1.9%
State Street Bank
5.600% due 04/03/2000                               2,844                 2,844
                                                                     -----------
(Dated 03/31/2000. Collateralized by Federal Home
Loan Bank 6.000% due 08/15/2002 valued at $2,906.
Repurchase proceeds are $2,845.)

                                                Principal
                                                   Amount                 Value
                                                   (000s)                (000s)
--------------------------------------------------------------------------------
U.S. Treasury Bills 1.9%
   5.426% due 04/27/2000-05/25/2000 (b)(g)     $    2,976            $    2,952
                                                                     -----------

Total Short-Term Instruments                                             23,484
(Cost $23,484)                                                       ===========


Total Investments (a) 110.2%                                         $  170,878
(Cost $172,415)

Written Options (c) (0.7%)                                               (1,022)
(Premiums $692)

Other Assets and Liabilities (Net) (9.5%)                               (14,858)
                                                                     -----------

Net Assets 100.0%                                                    $  154,998
                                                                     ===========


Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $172,420 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                            $      833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,375)
                                                                     -----------

Unrealized depreciation-net                                          $   (1,542)
                                                                     ===========

(b) Securities with an aggregate market value of $4,986
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2000:
                                                                      Unrealized
                                                     # of          Appreciation/
Type                                            Contracts         (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                     22            $       (7)
EuroBond 10 Year Note (06/2000)                        70                   (98)
S&P 500 Index (06/2000)                               234                 6,837
U.S. Treasury 10 Year Note (06/2000)                   30                    75
U.S. Treasury 5 Year Note                               9                    12
U.S. Treasury 30 Year Note (06/2000)                   15                   (51)
Municipal Bond (06/2000)                               50                    41
                                                                     -----------
                                                                     $    6,809
                                                                     ===========

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                              Principal
                                 Amount                               Unrealized
                             Covered by        Settlement          Appreciation/
Type         Currency          Contract             Month         (Depreciation)
--------------------------------------------------------------------------------
Buy                EC               630           04/2000            $       (4)
Sell                              7,961           04/2000                    65
Buy                HF           300,000           09/2000                   (23)
                                                                     -----------
                                                                     $       38
                                                                     ===========

(d) Variable rate security. The rate listed is as of March 31, 2000

(e) Principal amount denoted in indicated currency:

         EC - Euro
         HF - Hungarian Forint
         N$ - New Zealand Dollar

82  See accompanying notes

(f) Premiums received on written options:

                                                   # of
Type                                          Contracts    Premium      Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 98.00 Exp. 05/20/2000                  12   $      7   $     13
Call - CBOT U.S. Treasury Note June Futures
     Strike @ 98.00 Exp. 05/20/2000                   4          2          4
Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 100.00 Exp. 05/20/2000                  9          3          4
Put - CBOT U.S. Treasury Bond June Futures
     Strike @ 82.00 Exp. 05/20/2000                  29          8          0
Put - CBOT U.S. Treasury Note June Futures
     Strike @ 96.00 Exp. 05/20/2000                  28          8          2
Put - CBOT U.S. Treasury Note June Futures
     Strike @ 95.00 Exp. 05/20/2000                   4          1          0
Call - OTC U.S Treasury Note
     6.125% due 08/15/2029
     Strike @ 96.06 Exp. 05/12/2000                 100        242        627
Put - OTC U.S. Treasury Note
     6.125% due 08/15/2029
     Strike @ 96.06 Exp. 05/12/2000                 100        242         26
Call - CME S&P 500 June Futures
     Strike @ 1,540.00 Exp. 06/16/2000                6         48         72
Call - CME Eurodollar December Futures
     Strike @ 92.75 Exp. 12/18/2000                   5          3          4
Put - OTC Eurodollar vs. U.S. Dollar
     Strike @ 0.93 Exp. 04/19/2000            4,960,000         11          9
Put - CME Eurodollar December Futures
     Strike @ 93.50 Exp. 12/18/2000                 127        109        252
Put - CME Eurodollar December Futures
     Strike @ 93.00 Exp. 12/18/2000                   5          4          4
Call - CME Eurodollar December Futures
     Strike @ 93.00 Exp. 12/18/2000                  10          4          5
                                                          ----------------------
                                                          $    692   $  1,022
                                                          ======================

(g) Securities grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to a financing transaction.

(j) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                         Notional  Appreciation/
Type                                                       Amount   Depreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12%.

Broker: Lehman Brothers
Exp. 07/31/2000                                         $   7,615     $       0

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                               900            (8)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                             8,000           (49)
                                                                      ----------
                                                                      $     (57)
                                                                      ==========

                                    Fixed         Notional          Unrealized
Type                             Rate (%)           Amount        Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed rate.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                    1.1120        $   1,100           $      12

Broker: Goldman Sachs
Exp. 08/14/2000                    1.1500              200                   0

Receive the 10-year Swap Spread and pay a fixed rate.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                    0.9470              600                   2
                                                                     -----------
                                                                     $      14
                                                                     ===========

See accompanying notes  83

Schedule of Investments
Total Return Fund
March 31, 2000                                Principal
                                                 Amount                 Value
                                                 (000s)                (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 47.3%
-------------------------------------------------------------------------------
Banking & Finance 31.6%
Abbey National Capital Trust I
    8.963% due 12/29/2049                      $ 23,400              $ 23,905
Abbey National PLC
    6.700% due 06/29/2049                         5,000                 4,546
Abbey National Treasury Service
    6.625% due 05/23/2001                           240                   240
ABN AMRO Mortgage Corp.
    7.250% due 05/31/2005                           150                   148
Aetna, Inc.
    6.750% due 08/15/2001                           250                   247
    7.250% due 08/15/2023                            50                    44
Ahmanson (H.F.) & Co.
    7.650% due 04/15/2000                           175                   175
Allstate Corp.
    6.750% due 05/15/2018                           280                   246
    6.900% due 05/15/2038                        77,200                65,781
American Express
    8.500% due 08/15/2001                           350                   356
    5.625% due 01/22/2004                         8,700                 8,179
    6.250% due 08/10/2005                         1,000                   981
American General Finance
    7.250% due 04/15/2000                           500                   500
    6.270% due 06/09/2000                           800                   799
    5.875% due 07/01/2000                            75                    75
    6.050% due 07/02/2001                         3,000                 2,953
    7.450% due 07/01/2002                           200                   200
    6.250% due 12/18/2002                         1,165                 1,129
    6.375% due 03/01/2003                           350                   340
    8.125% due 03/15/2046                           270                   258
American Health Properties, Inc.
    7.050% due 01/15/2002                           700                   676
Anthem Insurance
    9.000% due 04/01/2027                           210                   196
AON Capital Trust 'A'
    8.205% due 01/01/2027                           725                   691
Aristar, Inc.
    7.375% due 09/01/2004                        20,000                19,786
Associates Corp. of North America
    6.000% due 06/15/2000                         2,684                 2,679
    6.310% due 06/16/2000                           500                   500
    6.250% due 09/15/2000                           200                   199
    6.625% due 05/15/2001                         1,300                 1,291
    6.700% due 05/29/2001                           100                    99
    6.750% due 07/15/2001                        24,000                23,834
    7.000% due 07/23/2001                           500                   499
    6.210% due 08/27/2001 (d)                    13,500                13,494
    6.450% due 10/15/2001                        23,600                23,303
    7.500% due 04/15/2002                           185                   185
    6.500% due 07/15/2002                           750                   736
    5.750% due 11/01/2003                         4,875                 4,619
    5.800% due 04/20/2004                           150                   141
Associates First Capital Corp.
    6.000% due 12/01/2002                           500                   483
AT&T Capital Corp.
    7.500% due 11/15/2000                         5,000                 5,014
    6.730% due 12/01/2000 (d)                     1,900                 1,908
    6.875% due 01/16/2001                           230                   230
    6.800% due 02/01/2001                        24,900                24,836
    6.250% due 05/15/2001                        19,443                19,245
    7.000% due 08/15/2001                        16,600                16,539
    7.110% due 09/13/2001 (d)                     1,030                 1,027
    6.900% due 01/30/2002                         1,000                   992
    6.750% due 02/04/2002                         1,925                 1,904
    6.310% due 04/23/2002 (d)                    74,000                74,208
AVCO Financial Services
    6.350% due 09/15/2000                           100                   100
    7.375% due 08/15/2001                           300                   300
Banco Latinoamericano SA
    6.500% due 04/02/2001                           950                   944
Banco Nacional de Comercio Exterior
    8.000% due 04/14/2000                         4,600                 4,598
    7.500% due 07/01/2000                         2,000                 2,005
    7.250% due 02/02/2004                        15,050                14,373
Banesto Delaware
    8.250% due 07/28/2002                        28,900                29,355
Bank of Hawaii
    6.875% due 06/01/2003                           750                   733
Bank of Tokyo - Mitsubishi
    8.400% due 04/15/2010                       112,000               113,864
Bank One Corp.
    6.086% due 04/19/2001 (d)                     2,000                 2,006
    6.169% due 09/04/2001 (d)                    14,000                13,977
    6.281% due 06/26/2002 (d)                     4,000                 3,997
BankAmerica Corp.
    5.375% due 04/15/2000                           750                   750
    6.160% due 02/26/2001 (d)                     3,000                 3,001
    6.170% due 03/05/2001 (d)                    44,000                43,954
    6.173% due 02/20/2002 (d)                    35,180                35,110
    8.125% due 06/15/2002                           350                   354
    7.750% due 07/15/2002                           360                   363
    7.200% due 09/15/2002                         1,000                   995
    7.500% due 10/15/2002                         1,200                 1,203
    6.850% due 03/01/2003                            65                    64
    6.875% due 06/01/2003                           100                    98
    6.375% due 05/15/2005                         1,000                   948
    7.125% due 05/01/2006                           500                   490
    8.375% due 05/01/2007                             2                     2
    9.375% due 09/15/2009                        12,950                14,387
    7.800% due 02/15/2010                        84,000                84,805
    8.570% due 11/15/2024                           125                   140
BankBoston Corp.
    6.125% due 03/15/2002                        12,500                12,172
Bankers Trust
    8.090% due 12/01/2026                           275                   266
Bankers Trust Corp.
    9.400% due 03/01/2001                           385                   392
    6.750% due 10/03/2001                           500                   496
    8.125% due 05/15/2002                           300                   303
    6.066% due 07/03/2002 (d)                    10,000                 9,972
    7.125% due 07/31/2002                           150                   148
    6.200% due 05/11/2003 (d)                    82,800                82,775
    6.000% due 10/15/2008                           500                   448
Banponce Financial Corp.
    6.463% due 11/13/2001                        13,000                12,756
Bayerische Landesbank NY
    0.000% due 05/17/2000 (d)                   306,000               300,370
    6.200% due 02/09/2006                           250                   234
Bear Stearns Co., Inc.
    6.750% due 08/15/2000                            50                    50
    6.500% due 01/08/2001 (d)                     8,100                 8,134
    6.228% due 01/28/2002 (d)                    11,250                11,232
    6.323% due 04/05/2002 (d)                    25,000                25,009
    6.348% due 05/07/2002 (d)                     4,300                 4,299
    6.424% due 08/01/2002 (d)                    53,600                53,722
    6.510% due 12/16/2002 (d)                    46,100                46,097
    6.125% due 02/01/2003                            25                    24
    6.596% due 03/28/2003 (d)                    15,800                15,809
    6.750% due 04/15/2003                           105                   102
    6.418% due 05/06/2003 (d)                    13,000                13,034
    6.415% due 05/16/2003 (d)                    39,200                39,298
    6.130% due 07/22/2003 (d)                    19,000                19,022
    6.150% due 03/02/2004                           150                   142
    8.750% due 03/15/2004                            75                    78
    6.521% due 06/01/2004 (d)                     9,265                 9,299
    6.625% due 10/01/2004                           250                   240
    6.566% due 03/18/2005 (d)                    37,000                37,026
    6.250% due 07/15/2005                        25,000                23,409
    6.750% due 12/15/2007                         2,000                 1,892
Bell Atlantic Financial
    5.750% due 04/01/2003                         1,500                 1,524

84  See accompanying notes

                                               Principal
                                                  Amount                 Value
                                                  (000s)                (000s)
--------------------------------------------------------------------------------
Beneficial Corp.
    5.950% due 07/25/2000                       $  5,000              $  4,991
    6.730% due 01/09/2001 (d)                     16,000                15,994
    6.110% due 01/09/2002 (d)                        500                   502
    6.210% due 01/23/2002 (d)                      5,000                 5,001
    6.291% due 03/01/2002 (d)                     50,000                50,063
    8.000% due 06/18/2002                            400                   405
    6.030% due 01/14/2003                            320                   308
Bombardier Capital, Inc.
    6.000% due 01/15/2002                         28,000                27,227
    7.300% due 12/15/2002                          9,000                 8,862
    6.700% due 06/09/2032 (d)                     16,150                16,000
BTM Holdings
    6.680% due 09/29/2049 (d)                      6,000                 6,000
Caithness Coso Fund Corp.
    6.800% due 12/15/2001                         11,988                11,852
Capital One Bank
    6.750% due 07/28/2003 (d)                      2,200                 2,199
Case Credit Corp.
    5.950% due 08/01/2000                          2,375                 2,367
    5.850% due 02/20/2001 (d)                      1,600                 1,579
Caterpillar Financial Service Corp.
    6.151% due 05/27/2001 (d)                     10,000                 9,997
    6.480% due 12/12/2001                            575                   568
    6.300% due 02/11/2002 (d)                        700                   702
Central Hispano Financial Services
    6.540% due 04/28/2005 (d)                      5,000                 5,002
Chase Manhattan Corp.
    8.500% due 02/15/2002                            200                   204
    5.750% due 04/15/2004                            150                   142
    6.000% due 02/15/2009                            800                   721
Chemical Banking Corp.
    6.125% due 11/01/2008                            400                   360
Chrysler Financial Co. LLC
    5.860% due 01/16/2001                            500                   496
    6.034% due 06/11/2001 (d)                     21,400                21,402
    5.690% due 11/15/2001                            650                   636
    5.400% due 01/15/2002                         15,750                15,251
    6.950% due 03/25/2002                             50                    50
    6.129% due 07/17/2002 (d)                     20,000                20,000
    6.144% due 08/08/2002 (d)                     37,000                37,034
    6.184% due 02/03/2003 (d)                     35,000                35,020
    6.174% due 03/06/2003 (d)                     25,000                25,184
    6.164% due 03/10/2003 (d)                     10,000                10,072
    6.124% due 06/18/2003                         35,000                34,990
Chubb Capital Corp.
    6.875% due 02/01/2003                            100                    99
Cigna Corp.
    8.250% due 01/01/2007                            250                   252
Cincinnati Financial Corp.
    6.900% due 05/15/2028                         80,925                73,136
CIT Group, Inc.
    6.200% due 10/20/2000                            525                   523
    6.750% due 05/14/2001                         30,000                29,829
    6.393% due 10/01/2002 (d)                        600                   601
CIT Holdings LLC
    6.875% due 02/16/2005                          7,500                 7,295
Citicorp
    6.235% due 05/24/2001 (d)                    139,000               139,046
    6.223% due 09/17/2001 (d)                         65                    65
    6.179% due 11/13/2001 (d)                     10,000                10,002
    6.231% due 06/27/2002 (d)                     11,450                11,411
    6.186% due 08/15/2002 (d)                     11,500                11,490
    6.224% due 11/12/2002 (d)                     30,000                29,974
    8.000% due 02/01/2003                            250                   253
    7.125% due 09/01/2005                            400                   393
    7.250% due 09/01/2008                            500                   491
Citifinancial
    6.375% due 09/15/2002                            115                   112
    6.500% due 08/01/2004                            400                   387
Comerica, Inc.
    7.250% due 06/15/2007                            200                   195
Commercial Credit Co.
    6.750% due 05/15/2000                            100                   100
    6.000% due 06/15/2000                            300                   300
    5.550% due 02/15/2001                          1,300                 1,284
    8.250% due 11/01/2001                          2,500                 2,540
    6.875% due 05/01/2002                            335                   332
    7.750% due 03/01/2005                            550                   556
Countrywide Home Loans
    6.250% due 04/15/2009                            600                   541
Credit Asset Receivable
    6.274% due 10/31/2003                         41,870                40,921
Credit Lyonnais
    5.688% due 07/21/2000 (d)                      6,750                 6,736
Deutsche Bank Capital Trust I
    7.872% due 12/29/2049                         20,875                19,848
Deutsche Bank Financial
    7.500% due 04/25/2009                          3,000                 2,955
Donaldson, Lufkin & Jenrette
    6.400% due 09/18/2002 (d)                     13,600                13,589
    6.170% due 07/15/2003                         20,000                19,168
Dow Capital BV
    7.125% due 01/15/2003                            100                    99
Dresdner Bank-New York
    6.625% due 09/15/2005                          1,000                   957
Dresdner Funding Trust I
    8.151% due 06/30/2031                         17,500                16,418
Duke Capital Corp.
    7.250% due 10/01/2004                         19,000                18,789
Edison Funding
    6.950% due 12/19/2000                          7,000                 7,002
EOP Operating LP
    6.376% due 02/15/2002                         26,310                25,638
Export Credit Bank of Turkey
    8.385% due 08/18/2000 (d)                     10,740                10,750
    8.820% due 08/18/2000                          2,923                 2,915
Export-Import Bank Korea
    6.500% due 11/15/2006                          5,000                 4,765
Exxon Capital Corp.
    7.450% due 12/15/2001                            250                   252
    6.125% due 09/08/2008                          2,000                 1,864
Farmers Insurance
    8.625% due 05/01/2024                            275                   281
Finova Capital Corp.
    5.875% due 10/15/2001                          1,000                   976
    6.720% due 11/08/2002 (d)                     52,250                52,448
    6.480% due 04/08/2003 (d)                        300                   300
    6.390% due 06/18/2003 (d)                     32,300                32,289
    6.330% due 11/24/2003                            700                   652
First Chicago Corp.
    6.230% due 03/11/2002 (d)                     10,000                10,016
    6.230% due 02/18/2003 (d)                     10,000                 9,939
    6.165% due 07/28/2003 (d)                         50                    50
First Interstate Bancorp
    8.875% due 01/01/2009 (l)                        162                   163
First Union Corp.
    7.100% due 08/15/2004                          3,000                 2,959
    7.700% due 02/15/2005                          4,000                 4,051
    6.375% due 01/15/2009                            500                   457
Fleet Financial Group
    9.900% due 06/15/2001                            200                   206
Ford Capital BV
    9.500% due 06/01/2010                            200                   220
Ford Motor Credit Corp.
    6.375% due 10/06/2000                          1,300                 1,296
    6.250% due 11/08/2000                            750                   747
    7.020% due 06/07/2001                          1,000                   999
    6.710% due 07/13/2001 (d)                     46,500                46,747
    6.210% due 08/27/2001 (d)                     27,500                27,497
    6.249% due 09/03/2001 (d)                     27,000                27,020
    7.000% due 09/25/2001                          1,125                 1,121
    6.160% due 10/15/2001 (d)                     13,000                13,012
    6.240% due 11/16/2001 (d)                     76,800                76,860
    8.240% due 01/15/2002                             85                    86
    6.165% due 01/17/2002 (d)                     53,945                53,769

                                                      See accompanying notes  85

Total Return Fund
March 31, 2000                              Principal
                                               Amount                   Value
                                               (000s)                  (000s)
--------------------------------------------------------------------------------
    8.200% due 02/15/2002                    $    500                $    507
    6.500% due 02/28/2002                       1,710                   1,684
    6.341% due 03/19/2002 (d)                  28,208                  28,283
    6.200% due 04/29/2002 (d)                  33,000                  33,016
    6.298% due 05/23/2002                      14,000                  14,000
    6.269% due 06/04/2002 (d)                   2,000                   2,000
    6.300% due 07/16/2002 (d)                  98,480                  98,718
    6.550% due 09/10/2002                       4,000                   3,930
    6.190% due 10/15/2002 (d)                  14,000                  13,995
    7.750% due 11/15/2002                       5,730                   5,772
    6.320% due 12/16/2002 (d)                  56,000                  55,864
    6.000% due 01/14/2003                       1,000                     963
    7.500% due 01/15/2003                         250                     250
    6.218% due 02/03/2003 (d)                  30,000                  29,931
    6.224% due 02/13/2003 (d)                 250,185                 249,587
    6.199% due 02/13/2003 (d)                 100,000                  99,956
    6.330% due 03/17/2003 (d)                  13,000                  13,000
    6.125% due 04/28/2003                      25,580                  24,655
    6.625% due 06/30/2003                         775                     758
    6.370% due 11/24/2003 (d)                  32,000                  32,063
    5.750% due 02/23/2004                         620                     584
    6.310% due 05/21/2004 (d)                  22,200                  22,246
    6.309% due 06/02/2004 (d)                   1,500                   1,495
    6.700% due 07/16/2004                      92,305                  89,590
    8.250% due 02/23/2005                       2,500                   2,577
    7.500% due 03/15/2005                      17,000                  16,959
    6.228% due 04/28/2005 (d)                  58,000                  57,831
    6.125% due 01/09/2006                          25                      23
    5.800% due 01/12/2009                         155                     137
Fuji Bank
    9.870% due 12/31/2049 (d)                  17,875                  17,786
GATX Capital Corp.
    6.440% due 06/09/2000                       3,000                   2,998
General Electric Capital Corp.
    6.875% due 04/15/2000                         200                     200
    8.375% due 03/01/2001                       1,415                   1,432
    6.020% due 05/04/2001                       1,000                     990
    5.500% due 11/01/2001                          50                      49
    5.650% due 03/31/2003                         125                     120
    6.210% due 12/09/2005                         400                     382
    8.300% due 09/20/2009                       1,125                   1,211
General Motors Acceptance Corp.
    9.375% due 04/01/2000 (d)                     235                     235
    5.800% due 04/09/2001                       8,340                   8,239
    6.800% due 04/17/2001                       4,800                   4,790
    5.950% due 04/20/2001                      22,150                  21,904
    6.700% due 04/30/2001                       3,000                   2,988
    7.125% due 05/01/2001                      44,395                  44,355
    6.750% due 06/05/2001                         880                     876
    6.875% due 07/15/2001                       1,000                     996
    6.310% due 08/23/2001 (d)                  48,000                  48,189
    6.060% due 10/22/2001 (d)                  25,700                  25,658
    6.485% due 11/26/2001 (d)                  19,000                  19,127
    6.375% due 12/01/2001                         265                     261
    6.230% due 12/10/2001 (d)                   2,200                   2,199
    9.625% due 12/15/2001                       5,650                   5,844
    6.548% due 12/17/2001 (d)                  13,000                  13,090
    6.130% due 01/08/2002 (d)                   3,000                   3,007
    6.625% due 01/10/2002                         500                     493
    6.140% due 01/28/2002 (d)                   3,000                   3,000
    6.130% due 02/01/2002 (d)                  36,700                  36,701
    6.750% due 02/07/2002                       1,590                   1,571
    6.330% due 03/15/2002 (d)                  10,215                  10,251
    7.750% due 03/25/2002                         125                     126
    6.165% due 04/29/2002 (d)                 221,144                 221,238
    7.000% due 09/15/2002                         250                     247
    6.625% due 10/01/2002                       5,000                   4,908
    6.330% due 10/07/2002 (d)                   1,100                   1,101
    6.199% due 11/12/2002 (d)                  10,200                  10,180
    6.299% due 11/12/2002 (d)                  19,595                  19,621
    6.327% due 12/09/2002 (d)                  64,050                  64,093
    6.200% due 12/15/2002                         500                     485
    5.480% due 12/16/2002                         150                     143
    6.000% due 01/15/2003                         990                     953
    5.875% due 01/22/2003                      30,500                  29,268
    6.750% due 03/15/2003                      40,125                  39,384
    7.125% due 05/01/2003                      36,000                  35,648
    6.681% due 07/20/2003 (d)                   9,956                   9,947
    6.190% due 08/18/2003 (d)                  89,940                  89,459
    5.550% due 09/15/2003                      32,000                  30,201
    6.625% due 10/20/2003                       2,000                   1,951
    5.750% due 11/10/2003                       1,000                     946
    6.251% due 04/05/2004 (d)                  35,200                  35,122
    6.351% due 05/28/2004 (d)                  73,000                  73,644
    6.850% due 06/17/2004                       1,000                     975
    6.551% due 09/20/2004 (d)                  20,137                  20,119
    6.650% due 11/17/2005                         500                     480
    6.150% due 04/05/2007                         150                     139
    8.950% due 07/02/2009                      21,483                  22,321
Golden State Holdings
    2.281% due 01/02/2000                          15                     335
    6.750% due 08/01/2001                       1,950                   1,881
Goldman Sachs Group
    6.200% due 12/15/2000                       6,500                   6,468
    6.210% due 01/09/2001 (d)                  75,000                  75,150
    6.456% due 01/12/2001 (d)                  25,000                  25,103
    6.469% due 01/16/2001 (d)                  39,000                  39,112
    6.220% due 01/25/2001 (d)                  27,400                  27,426
    6.340% due 02/20/2001 (d)                   3,000                   3,008
    6.773% due 04/16/2001 (d)                  18,000                  18,008
    6.390% due 12/07/2001 (d)                  25,000                  25,060
    6.496% due 12/24/2001 (d)                   6,000                   6,014
    6.490% due 02/18/2002 (d)                   2,300                   2,312
    6.340% due 02/22/2002 (d)                   3,500                   3,504
    6.370% due 01/16/2003 (d)                  15,000                  15,079
    6.270% due 01/17/2003 (d)                 145,000                 145,089
    6.349% due 02/10/2004 (d)                  10,000                   9,806
    6.640% due 02/19/2004 (d)                  10,000                  10,147
    6.800% due 02/09/2009 (d)                  10,000                  10,463
    6.500% due 02/25/2009                         140                     130
Hansol Paper Co. Ltd.
    7.934% due 05/24/2001 (d)                  20,000                  20,200
Hartford Life, Inc.
    6.900% due 06/15/2004                         600                     586
Heller Financial, Inc.
    6.240% due 08/25/2000 (d)                   3,000                   3,002
    6.477% due 09/12/2000                       5,000                   4,989
    6.448% due 02/05/2001                      13,000                  13,017
    6.250% due 03/01/2001                      25,000                  24,774
    6.441% due 06/25/2001 (d)                  74,550                  74,718
    5.750% due 09/25/2001                       1,400                   1,367
    6.370% due 10/22/2001 (d)                  19,200                  19,250
    6.500% due 11/01/2001                         250                     247
    7.000% due 11/09/2001 (d)                   2,500                   2,522
    6.220% due 04/26/2002 (d)                  12,000                  11,979
    6.280% due 05/07/2002 (d)                   2,000                   1,997
    6.269% due 05/13/2002 (d)                  10,000                   9,980
    6.460% due 06/24/2002 (d)                   5,100                   5,095
    6.270% due 04/28/2003 (d)                  26,000                  25,971
    6.300% due 04/28/2003 (d)                  55,750                  55,524
Hertz Corp.
    7.000% due 07/15/2003                      13,300                  13,111
Hitachi Credit America
    6.221% due 05/15/2000                      25,000                  25,008
    6.280% due 07/07/2000 (d)                  40,000                  40,015
Home Savings of America
    6.000% due 11/01/2000                      14,175                  14,075
Household Bank
    6.341% due 09/26/2001 (d)                   9,000                   9,002
    6.228% due 10/22/2003 (d)                  15,000                  14,936
Household Capital Trust
    6.531% due 06/26/2004 (d)                  13,925                  13,850
Household Finance Corp.
    6.349% due 06/22/2001 (d)                   3,000                   3,007
    6.199% due 08/01/2001 (d)                   1,500                   1,500
    6.199% due 11/01/2001 (d)                   5,000                   5,000
    6.223% due 05/07/2002 (d)                  40,850                  40,868
    6.310% due 05/24/2002 (d)                 113,800                 113,762
    7.080% due 06/03/2002                      15,000                  14,893
    5.875% due 11/01/2002                         200                     193


86  See accompanying notes

                                                       Principal
                                                          Amount         Value
                                                          (000s)        (000s)
--------------------------------------------------------------------------------
   6.430% due 06/24/2003                                $ 35,000      $ 34,990
   6.506% due 06/24/2003 (d)                              31,000        30,982
   7.000% due 08/01/2003                                  20,000        19,675
   6.500% due 11/15/2008                                   2,000         1,844
Household Netherlands BV
   6.125% due 03/01/2003                                  18,100        17,282
Hyatt Equities LLC
   6.800% due 05/15/2000                                   1,040         1,039
Inter-American Development Bank
   5.750% due 04/15/2004                                  57,400        26,690
   8.875% due 06/01/2009                                     200           224
   7.375% due 01/15/2010                                   4,200         4,267
International Bank for Reconstruction & Development
   7.000% due 01/27/2005                                   1,000         1,010
International Lease Finance
   7.000% due 05/15/2000                                     500           500
   6.420% due 09/11/2000                                     500           500
   5.930% due 07/15/2003                                  14,000        13,435
J.P. Morgan & Co.
   6.250% due 12/15/2005                                     200           188
JET Equipment Trust
   10.000% due 06/15/2012                                     80            89
   10.690% due 11/01/2013                                    100           117
John Hancock
   7.375% due 02/15/2024                                     360           340
KBC Bank Fund Trust III
   9.860% due 11/29/2049 (d)                               5,700         6,046
KBC Bank Fund Trust IV
   8.220% due 11/29/2049                                  20,764        20,992
Key Bank NA
   7.550% due 09/15/2006                                     350           349
Kimco Realty Corp.
   6.500% due 10/01/2003                                     200           192
Korea Development Bank
   7.154% due 10/06/2000 (d)                               5,000         5,001
   6.500% due 11/15/2002                                     440           422
   7.125% due 04/22/2004                                  19,125        18,371
   7.375% due 09/17/2004                                  15,000        14,515
   6.750% due 12/01/2005                                      55            51
   7.250% due 05/15/2006                                      50            47
   6.510% due 10/20/2000                                  11,000        10,948
   6.000% due 03/07/2001                                 350,000         3,582
   8.600% due 03/25/2002                                   5,600         5,631
Korean Export-Import Bank
   7.250% due 06/25/2001                                   2,600         2,591
   7.125% due 09/20/2001                                  10,000         9,853
   6.500% due 02/10/2002                                  12,391        12,025
   7.100% due 03/15/2007                                   1,600         1,580
LB Rheinland - PFALZ
   5.000% due 02/23/2028                                   3,400         3,229
Lehman Brothers Holdings, Inc.
   7.120% due 07/27/2000 (d)                               8,000         7,975
   6.400% due 08/30/2000                                     200           200
   6.538% due 12/01/2000 (d)                                 500           501
   6.125% due 02/01/2001                                   2,000         1,977
   6.610% due 02/20/2001                                   1,500         1,500
   6.000% due 02/26/2001                                     700           692
   6.138% due 06/01/2001 (d)                             101,600       101,601
   6.604% due 07/03/2001 (d)                              10,000        10,055
   6.904% due 04/02/2002 (d)                              64,150        64,528
   6.375% due 05/07/2002                                  26,395        25,763
   6.798% due 05/07/2002 (d)                              42,100        42,255
   6.840% due 07/15/2002 (d)                              43,051        43,319
   6.419% due 08/12/2002 (d)                               6,500         6,472
   6.880% due 08/28/2002 (d)                               6,500         6,547
   6.410% due 09/03/2002 (d)                              14,000        13,870
   6.690% due 12/12/2002 (d)                              57,100        57,266
   6.690% due 04/04/2003 (d)                             123,100       124,902
   7.000% due 05/15/2003                                     150           147
   6.625% due 04/01/2004                                      65            63
   7.625% due 06/01/2006                                     350           344
   8.500% due 05/01/2007                                   1,475         1,519
LG&E Capital Corp.
   6.205% due 05/01/2004                                   1,000           954
   6.460% due 01/15/2008                                   3,000         2,816
Liberty Mutual Insurance
   8.200% due 05/04/2007                                  17,510        17,654
Limestone Electron Trust
   8.625% due 03/15/2003                                  71,000        71,451
Marine Midland
   6.313% due 12/16/2000 (d)                               3,700         3,698
MBNA America Bank NA
   6.199% due 05/01/2000 (d)                                 400           400
   6.290% due 04/25/2002 (d)                               1,000           996
   6.875% due 07/15/2004                                  46,000        44,467
MBNA Corp.
   6.990% due 05/24/2002                                   1,000           987
   6.600% due 09/10/2002 (d)                               5,000         5,015
   6.505% due 12/10/2002                                   2,100         2,062
MCN Investment Corp.
   6.030% due 02/01/2001                                   6,850         6,766
   7.120% due 01/16/2004                                   7,500         7,144
   6.300% due 04/02/2011                                   7,500         7,392
Mellon Bank Corp.
   6.500% due 08/01/2005                                      75            72
Mellon Financial Co.
   6.300% due 06/01/2000                                     250           250
Mercury Finance Co.
  10.000% due 03/23/2001                                   2,050         1,989
Merrill Lynch & Co.
   6.620% due 06/06/2000                                     500           500
   6.450% due 06/20/2000                                     350           350
   6.250% due 07/25/2000                                     490           490
   6.298% due 09/25/2000 (d)                               5,000         5,005
   6.054% due 10/03/2000 (d)                               2,000         2,000
   6.770% due 12/05/2000 (d)                              89,000        89,004
   6.000% due 03/01/2001                                   1,325         1,311
   6.500% due 04/01/2001                                     400           397
   6.750% due 04/30/2001                                   2,775         2,769
   6.208% due 05/08/2001 (d)                              54,900        54,660
   6.310% due 05/30/2001 (d)                               3,800         3,801
   6.189% due 06/04/2001 (d)                              30,000        30,001
   6.129% due 11/01/2001 (d)                              35,000        34,977
   6.180% due 11/09/2001 (d)                              16,000        15,869
   6.480% due 01/11/2002 (d)                               4,000         4,011
   6.140% due 01/15/2002 (d)                              17,000        16,845
   8.000% due 02/01/2002                                     400           404
   6.424% due 02/01/2002 (d)                              33,000        33,049
   7.375% due 08/17/2002                                     300           299
   8.300% due 11/01/2002                                     200           204
   6.000% due 02/12/2003                                     500           482
   6.875% due 03/01/2003                                     140           138
   6.396% due 06/24/2003 (d)                              27,000        26,897
   6.154% due 10/01/2003 (d)                               9,500         9,480
   5.880% due 01/15/2004                                     600           567
   6.550% due 08/01/2004                                     100            97
   7.000% due 03/15/2006                                   1,500         1,460
   6.560% due 12/16/2007                                      50            47
   7.000% due 04/27/2008                                     100            96
   6.375% due 10/15/2008                                  17,000        15,652
Metropolitan Life Insurance Co.
   6.300% due 11/01/2003                                   6,800         6,503
Mexico Credit Link
  11.384% due 02/22/2002 (d)                              29,500        29,706
MFN Financial Corp.
   6.460% due 09/13/2001 (d)                              10,300        10,279
MIC Financing Trust
   8.375% due 02/01/2027                                  36,000        33,552
Morgan Stanley, Dean Witter, Discover and Co.
   5.820% due 06/19/2000 (d)                             152,000       150,005
   5.750% due 02/15/2001                                     400           395
   6.700% due 05/01/2001                                     600           597
   9.375% due 06/15/2001                                     300           307
   6.353% due 12/17/2001 (d)                               5,000         5,004
   6.313% due 12/19/2001 (d)                              19,700        19,677
   6.165% due 01/28/2002 (d)                              35,700        35,705
   6.190% due 04/15/2002 (d)                                 300           300

                                                       See accompanying notes 87

Total Return Fund
March 31, 2000                                  Principal
                                                   Amount               Value
                                                   (000s)              (000s)
--------------------------------------------------------------------------------
   6.310% due 02/21/2003 (d)                     $ 25,000            $ 25,029
   6.308% due 03/11/2003 (d)                       11,500              11,465
   6.375% due 12/15/2003                              150                 145
   5.625% due 01/20/2004                            1,100               1,035
   6.290% due 04/22/2004 (d)                       68,500              68,438
Morgan, J.P. & Co., Inc.
   5.750% due 02/25/2004                           22,800              21,578
   6.000% due 01/15/2009                           34,000              30,309
Nacional Financiera
   8.000% due 06/19/2000                            4,500               4,496
   9.549% due 12/01/2000 (d)                       25,760              25,644
  22.000% due 05/20/2002                           70,000               7,386
NationsBank Corp.
   6.750% due 02/26/2001                              500                 499
   7.000% due 09/15/2001                            1,500               1,493
   6.300% due 06/17/2002 (d)                       10,000               9,991
   6.125% due 07/15/2004                              600                 570
NCNB Corp.
   7.750% due 08/01/2002                              896                 895
Noble Affiliates, Inc.
   8.950% due 12/15/2004                           10,500              10,336
Nordbanken
   7.250% due 11/12/2009                           21,250              20,626
Nordstrom Credit, Inc.
   7.250% due 04/30/2002                            1,000                 995
Norwest Financial, Inc.
   6.375% due 07/16/2002                              500                 490
   6.250% due 11/01/2002                              100                  97
   7.000% due 01/15/2003                              300                 295
   6.000% due 02/01/2004                               50                  48
Okobank
   6.460% due 05/23/2006 (d)                       10,000              10,329
Orix Credit Alliance
   7.640% due 09/17/2001                           13,000              12,908
Osprey Trust
   8.310% due 01/15/2003                           75,000              75,000
Paccar Financial Corp.
   6.740% due 09/15/2000                              250                 250
Pacific Mutual Life
   7.900% due 12/30/2023                            8,000               8,261
PaineWebber
   6.400% due 02/18/2002 (d)                        5,000               4,969
   6.520% due 05/20/2002 (d)                        1,000                 994
Parker Retirement Savings Plan
   6.340% due 07/15/2008                              891                 841
PDVSA Finance Ltd.
   7.400% due 08/15/2016                            1,200                 919
Pemex Finance Limited
   6.125% due 11/15/2003                           25,000              24,265
Pinnacle Holdings, Inc.
   5.500% due 09/15/2007                            3,800               3,506
PNC Bank Corp.
   5.863% due 06/01/2000 (d)                      243,000             242,982
   6.224% due 01/24/2002 (d)                       49,000              48,952
   6.066% due 08/15/2002 (d)                        5,000               5,003
PNC Funding Corp.
   6.875% due 03/01/2003                              100                  99
   7.000% due 09/01/2004                           15,000              14,797
PNC Institutional Capital Association
   7.950% due 12/15/2026                              150                 139
Popular North American, Inc.
   7.375% due 09/15/2001                           25,000              24,854
Popular, Inc.
   6.715% due 06/06/2000                            6,000               5,997
   6.550% due 10/10/2000                            2,485               2,476
   6.540% due 11/06/2001                           18,705              18,380
   6.625% due 01/15/2004                           19,500              18,677
Prime Property Funding II
   7.000% due 08/15/2004                              110                 105
Prudential Funding Corp.
   6.620% due 08/01/2000 (d)                        2,000               1,993
   6.240% due 10/02/2000 (d)                       20,000              20,032
   6.375% due 07/23/2006                           55,000              51,468
   6.625% due 04/01/2009                           17,000              15,287
PSE&G Capital Corp.
   6.740% due 10/23/2001                            1,400               1,392
Racers
   6.340% due 03/03/2003 (d)                      282,400             282,400
Reliance Group Holdings
   9.000% due 11/15/2000                           19,000              17,813
   9.750% due 11/15/2003                           10,000               7,200
Reliant Energy Financial Co.
   7.150% due 12/10/2001 (d)                       51,000              50,951
Residential Reinsurance
   9.761% due 06/01/2000 (d)                       11,500              11,417
Royal Bank of Scotland plc
   6.400% due 04/01/2009                           15,000              13,707
   8.817% due 03/31/2049                           38,600              39,397
   6.770% due 12/31/2049                          113,800             109,943
   9.118% due 12/31/2049                           65,500              67,552
Safeco Corp.
   7.260% due 08/12/2002                              500                 501
Sakura Capital Funding
   7.320% due 08/29/2049                           20,000              18,939
   7.020% due 09/29/2049 (d)                      100,000              96,390
Salomon, Inc.
   6.650% due 07/15/2001                              600                 596
   7.000% due 03/04/2002                           18,850              18,736
   6.470% due 05/16/2002 (d)                       23,000              22,987
Salomon, Smith Barney Holdings
   5.980% due 03/26/2001                              250                 248
   3.650% due 02/14/2002 (d)(h)                    29,036              28,528
   6.240% due 04/15/2002 (d)                       35,090              35,054
   6.279% due 05/14/2002 (d)                       26,715              26,675
   6.320% due 07/23/2002 (d)                       53,400              53,339
   6.125% due 01/15/2003                              290                 280
   6.320% due 02/11/2003 (d)                       44,200              44,205
Sanwa Business Credit
   6.540% due 06/20/2000                            1,000               1,000
Sanwa Finance Aruba AEC
   8.350% due 07/15/2009                           69,740              69,504
Sears Roebuck Acceptance
   6.204% due 06/27/2000 (d)                        5,000               5,001
   6.800% due 05/07/2001                              500                 496
   6.790% due 05/21/2001                              500                 498
   7.110% due 06/19/2001                            1,000                 995
   9.400% due 08/02/2001                              250                 257
   6.860% due 08/06/2001                              400                 397
   6.710% due 08/13/2001                               80                  79
   6.360% due 12/04/2001                              290                 284
   6.120% due 12/13/2001                              260                 255
   8.390% due 02/14/2002                              240                 243
   6.950% due 05/15/2002                              300                 296
   6.000% due 03/20/2003                          149,750             143,579
   7.260% due 04/21/2003                            3,000               2,967
   7.140% due 05/02/2003                            5,000               4,928
   6.560% due 11/20/2003                            1,178               1,138
   6.250% due 01/15/2004                              300                 286
   6.750% due 09/15/2005                              785                 748
   6.700% due 11/15/2006                              500                 471
Security Pacific Corp.
   6.000% due 05/01/2000                              600                 600
  11.500% due 11/15/2000                            4,000               4,107
Seismic Ltd.
   0.000% due 01/01/2002 (d)                       32,500              32,500
Simon Property Group, Inc.
   9.000% due 03/15/2002                            2,000               2,018
Skandinaviska Enskilda
   7.500% due 03/29/2049                              650                 580
Socgen Real Estate LLC
   7.640% due 12/29/2049                            3,000               2,797
Societe Generale
   7.400% due 06/01/2006                            1,500               1,476
Sovereign Bancorp
   6.625% due 03/15/2001                           13,500              13,186
Spieker Properties
   6.800% due 12/15/2001                            5,500               5,385
   6.800% due 05/01/2004                            1,000                 948


88  See accompanying notes

                                                 Principal
                                                    Amount               Value
                                                    (000s)              (000s)
--------------------------------------------------------------------------------
Steers
   9.848% due 08/07/2002 (d)                    $   20,000          $   20,018
Sumitomo Bank International Finance NV
   8.500% due 06/15/2009                             3,100               3,150
Sumitomo Bank Treasury Co.
   9.400% due 12/29/2049 (d)                        33,750              33,786
Sun Life of Canada (U.S.)
   8.526% due 05/29/2049                               250                 233
Telewest Credit Links
   7.500% due 04/16/2004                            30,000              28,473
Textron Financial Corp.
   6.460% due 05/28/2002 (d)                        41,900              41,799
Tokai Capital Corp.
   9.980% due 12/29/2049 (d)                        13,050              13,171
Toyota Motor Credit Corp.
   5.707% due 02/15/2002                            40,000              38,961
Transamerica Finance Corp.
   6.423% due 09/17/2001 (d)                        20,000              19,998
   6.125% due 11/01/2001                            24,000              23,495
   6.394% due 12/14/2001 (d)                        39,700              39,677
   7.250% due 08/15/2002                            79,000              78,620
   7.500% due 03/15/2004                               270                 267
   6.750% due 11/15/2006                               650                 607
Travelers Group, Inc.
   7.200% due 02/01/2004                            38,480              38,145
U.S. Bancorp
   6.134% due 01/16/2002 (d)                        49,000              48,997
   6.279% due 02/03/2003 (d)                        18,100              18,097
U.S. West Capital Funding, Inc.
   6.875% due 08/15/2001                               400                 397
Wachovia Corp.
   6.805% due 05/02/2005 (d)                        49,600              49,600
Washington Mutual, Inc.
   6.375% due 07/01/2000                             3,000               2,994
   8.206% due 02/01/2027                               150                 141
   8.375% due 06/01/2027                               235                 226
Wells Fargo & Co.
   5.625% due 02/05/2001                               400                 395
   8.750% due 05/01/2002                               100                 103
   6.625% due 07/15/2004                            47,100              46,021
   6.780% due 05/02/2005 (d)                        67,700              67,700
Westdeutsche Landesbank
   6.750% due 06/15/2005                             4,000               3,880
   6.050% due 01/15/2009                            62,500              55,933
                                                                    ------------
                                                                     9,975,463
                                                                    ============
Industrials 9.2%
Ahold Finance USA, Inc.
   6.875% due 05/01/2029                               115                  99
Akzo Nobel, Inc.
   6.000% due 11/15/2003                            32,000              30,255
Albertson's, Inc.
   6.375% due 06/01/2000                               150                 150
Alcan Aluminum Ltd.
   5.875% due 04/01/2000                               250                 251
Allied Waste North America, Inc.
   7.375% due 01/01/2004                            18,925              16,276
Amerco, Inc.
   7.135% due 10/15/2002                            15,000              14,367
America West Airlines
   6.870% due 07/02/2018                             1,956               1,824
American Airlines
  10.610% due 03/04/2011                             1,895               2,175
Amerigas Partners LP
  10.125% due 04/15/2007                             1,730               1,765
AMR Corp.
  10.610% due 01/11/2001                             4,000               4,084
  10.570% due 01/15/2001                             3,000               3,072
  10.590% due 01/31/2001                             3,000               3,076
  10.000% due 02/01/2001                             2,000               2,033
   9.400% due 05/08/2001                             3,000               3,049
   9.500% due 05/15/2001                             3,480               3,536
   9.130% due 10/25/2001                             2,000               2,039
   8.470% due 02/20/2002                             2,000               2,019
   8.500% due 02/26/2002                             1,000               1,010
  10.210% due 01/01/2010                             6,500               7,234
Arrow Electronics, Inc.
   6.860% due 11/24/2000 (d)                         9,200               9,197
AT&T Canada, Inc.
   7.650% due 09/15/2006                               140                 140
  10.750% due 11/01/2007                             1,000                 857
AT&T Corp.
   8.650% due 09/15/2004                               625                 655
Atlas Air, Inc.
   9.820% due 04/04/2003 (d)                         3,000               3,000
   8.820% due 04/04/2003 (d)                        20,000              20,000
Aventis SA
   8.620% due 01/05/2021                               250                 264
Baxter International, Inc.
   9.500% due 06/15/2008                               200                 227
Bayer Corp.
   6.500% due 10/01/2002                               250                 246
Bellat Racers
   6.209% due 04/01/2003                            20,000              19,956
Bellsouth Telecommunication
   6.000% due 06/15/2002                            10,000               9,755
BOC Group PLC
   5.875% due 01/29/2001                               250                 248
Boeing Co.
   8.375% due 02/15/2001                               900                 909
   6.350% due 06/15/2003                               750                 724
Boise Cascade Co.
   7.150% due 05/15/2001                            10,000               9,924
BP Amoco PLC
   6.250% due 10/15/2004                             1,000                 975
Browning-Ferris Industries, Inc.
   6.100% due 01/15/2003                             6,000               5,414
Cabot Corp.
   7.280% due 10/21/2027                             5,160               4,819
Campbell Soup Co.
   4.750% due 10/01/2003                               500                 465
Case Credit Corp.
   6.318% due 05/05/2000 (d)                        13,000              13,002
Cemex SA
  10.750% due 07/15/2000                             6,250               6,310
   8.500% due 08/31/2000                            10,000              10,039
   9.250% due 06/17/2002                            48,500              49,349
Centerior Fuel Corp.
   9.750% due 08/02/2000 (l)                         8,000               8,120
Century Communications Corp.
   9.500% due 08/15/2000                             6,250               6,266
   0.000% due 03/15/2003                            10,515               7,729
CF Cable TV, Inc.
   9.125% due 07/15/2007                             1,600               1,699
Champion International Corp.
   9.700% due 05/01/2001                             4,000               4,079
Chancellor AMFM, Inc.
   8.000% due 11/01/2008                             5,000               4,956
Circus Circus Enterprises
   6.750% due 07/15/2003                             4,500               4,028
Coastal Corp.
  10.375% due 10/01/2000                             8,500               8,623
   6.569% due 03/06/2002 (d)                       153,550             153,550
Coca-Cola Co.
   6.375% due 08/01/2001                               200                 198
   7.875% due 02/01/2002                               600                 606
   6.000% due 07/15/2003                               250                 240
Colgate-Palmolive Co.
   6.000% due 08/15/2003                                45                  44
Coltec Industries, Inc.
   7.500% due 04/15/2008                             2,200               2,148
Columbia/HCA Healthcare
   8.020% due 08/05/2002                             9,000               8,715
   8.130% due 08/04/2003                             7,300               7,048
   6.630% due 07/15/2045                            10,000               9,509
Comcast Corp.
   9.375% due 05/15/2005                            34,995              36,682
   8.375% due 05/01/2007                               145                 148
Conagra, Inc.
   6.340% due 06/12/2000 (d)                        83,300              83,266

                                                      See accompanying notes  89

Total Return Fund
March 31, 2000                                 Principal
                                                  Amount               Value
                                                  (000s)              (000s)
--------------------------------------------------------------------------------
Conexant Systems, Inc.
   4.000% due 01/02/2007                       $    800             $    732
Conoco, Inc.
   6.350% due 04/15/2009                          1,900                1,773
Continental Airlines
   9.500% due 12/15/2001                            385                  387
   6.954% due 02/02/2011                         25,113               24,082
   6.900% due 01/02/2018                            666                  633
Cox Communications, Inc.
   6.500% due 11/15/2002                            200                  195
Cox Enterprises, Inc.
   8.000% due 02/15/2007                          5,000                4,976
Credit Lyon Capital
   2.375% due 01/02/2000                          1,300               31,200
CSX Corp.
   6.430% due 06/15/2000 (d)                     30,500               30,485
   9.500% due 08/01/2000                          3,385                3,405
DaimlerChrysler Holdings
   6.160% due 01/18/2002                         18,900               18,902
   6.380% due 08/23/2002 (d)                      6,410                6,431
Dayton Hudson Corp.
  10.000% due 12/01/2000                          1,000                1,017
Delphi Auto Systems Corp.
   6.125% due 05/01/2004                         20,000               18,730
Delta Air Lines, Inc.
   9.875% due 05/15/2000                          9,275                9,298
   6.650% due 03/15/2004                         13,500               12,770
  10.430% due 01/02/2011                            850                  962
  10.140% due 08/14/2012                          1,000                1,131
   9.200% due 09/23/2014                          6,000                6,009
  10.500% due 04/30/2016                          3,000                3,574
Diamond Cable Communication Co.
   0.000% due 12/15/2005 (d)(k)                   3,500                3,290
Disney (Walt) Co.
   6.375% due 03/30/2001                          1,100                1,093
   6.750% due 03/30/2006                            100                   98
DTE Capital Corp.
   8.350% due 11/15/2038 (d)                     52,750               50,790
E.I. Du Pont de Nemours
   9.150% due 04/15/2000                            100                  100
Eastman Chemical Co.
   6.375% due 01/15/2004                          5,750                5,458
Electric Lightwave, Inc.
   6.050% due 05/15/2004                         15,700               14,960
Eli Lilly & Co.
   8.125% due 12/01/2001                            500                  507
Embotelladora Arica S.A
   9.875% due 03/15/2006                          8,500                8,764
Enron Corp.
   6.400% due 07/15/2006                            150                  139
Federal Express Corp.
   6.845% due 01/15/2019                            834                  795
Ford Motor Co.
   9.000% due 09/15/2001                            880                  900
   6.625% due 10/01/2028                        115,800              102,135
   7.450% due 07/16/2031                         10,000                9,716
Fortune Brands
   8.500% due 10/01/2003                            500                  520
Fred Meyer, Inc.
   7.150% due 03/01/2003                         11,000               10,763
   7.375% due 03/01/2005                         38,100               37,190
   7.450% due 03/01/2008                            300                  291
General Motors Acceptance Corp.
   6.250% due 05/01/2005                            300                  284
   7.100% due 03/15/2006                            250                  246
Gillette Co.
   6.250% due 08/15/2003                            750                  734
   5.750% due 10/15/2005                          1,500                1,417
Global Crossing Holding Ltd.
   9.625% due 05/15/2008                         15,000               14,550
Gold Eagle
  11.453% due 04/16/2001                         43,300               43,248
Gulf Canada Resources
   9.250% due 01/15/2004                          7,250                7,329
   9.625% due 07/01/2005                          2,000                2,005
H.J. Heinz Co.
   7.500% due 04/26/2000                            150                  150
Hanson Overseas BV
   6.750% due 09/15/2005                            225                  216
Harrahs Operating Co., Inc.
   7.875% due 12/15/2005                          5,000                4,650
Hollinger International Publishing
   9.250% due 02/01/2006                          3,000                2,820
Houghton Mifflin Co.
   5.990% due 12/03/2001                          3,000                2,918
Hyder PLC
   6.500% due 12/15/2008                         10,000                8,774
IBM Corp.
   7.250% due 11/01/2002                            450                  452
   6.450% due 08/01/2007                            500                  479
ICI Wilmington
   6.750% due 09/15/2002                         10,000                9,800
IMEXSA Export Trust
  10.125% due 05/31/2003                            529                  516
Imperial Tobacco
   7.125% due 04/01/2009                         21,000               18,922
Inco Ltd.
   9.875% due 06/15/2019                          5,000                5,195
Ingersoll-Rand Co.
   6.255% due 02/15/2001                            295                  293
International Game Technology
   7.875% due 05/15/2004                         24,500               22,969
International Paper Co.
   6.875% due 07/10/2000                          4,260                4,251
   9.050% due 02/08/2001                            100                  101
ISP Holdings, Inc.
   9.750% due 02/15/2002                          6,250                5,953
   9.000% due 10/15/2003                          5,000                4,500
J Seagram & Sons
   6.526% due 04/10/2000 (d)                     94,000               92,590
   6.250% due 12/15/2001                         51,000               49,774
K Mart Corp.
   8.190% due 11/24/2003                          5,000                4,846
K N Energy, Inc.
   6.450% due 03/01/2003                            240                  232
Kellogg
   5.750% due 02/02/2001                         86,925               85,902
K-III Communications Co.
   8.500% due 02/01/2006                          4,000                3,820
KPNQWest BV
   8.125% due 06/01/2009                          5,000                4,825
Kroger Co.
   6.000% due 07/01/2000                         14,000               13,945
   7.063% due 10/01/2010 (d)                     54,000               53,992
Lattice Semiconductor Co.
   4.750% due 11/01/2006                            750                1,376
Lear Corp.
   7.960% due 05/15/2005                             90                   84
Lenfest Communications
   8.375% due 11/01/2005                          5,000                5,209
Limited, Inc.
   7.800% due 05/15/2002                            500                  502
Lockheed Martin Corp.
   6.850% due 05/15/2001                          7,000                6,910
Loyola University of Chicago
   6.030% due 06/15/2000 (d)                     16,100               16,017
Lucent Technologies
   7.250% due 07/15/2006                            150                  150
Mallinckrodt, Inc.
   6.300% due 03/15/2001 (d)                     12,375               12,196
Marlin Water Trust
   7.090% due 12/15/2001                         20,241               19,935
Mazda Manufacturing Corp.
  10.500% due 07/01/2008 (l)                      1,980                2,334
McDonald's Corp.
   6.500% due 08/01/2007                            250                  242
McLeodUSA, Inc.
   0.000% due 03/01/2007 (k)                      5,000                3,938
   8.125% due 02/15/2009                          1,200                1,062
Mobil Corp.
   8.375% due 02/12/2001                            340                  344

90  See accompanying notes

                                                  Principal
                                                     Amount             Value
                                                     (000s)            (000s)
--------------------------------------------------------------------------------
Monsanto Co
   6.000% due 12/01/2005                           $    250          $    231
Motorola, Inc.
   7.600% due 01/01/2007                                200               204
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                         11,240            11,080
   6.800% due 09/01/2001                              3,000             2,964
   6.700% due 06/15/2002                              9,000             8,783
   6.125% due 02/01/2033                             15,000            14,327
Nabors Industries, Inc.
   6.800% due 04/15/2004                              9,250             8,975
New York Times Co.
   7.625% due 03/15/2005                              1,000             1,020
News America Holdings Corp.
   7.450% due 06/01/2000                              3,000             2,999
   8.625% due 02/01/2003                                750               767
Nike, Inc.
   6.510% due 06/16/2000                              1,000             1,000
Nisource Capital Markets
   7.290% due 09/28/2000                             59,000            58,982
Norfolk Southern Corp.
   6.700% due 05/01/2000                              7,165             7,161
   7.875% due 02/15/2004                                 50                50
Northwest Airlines, Inc.
   8.970% due 01/02/2015                              1,644             1,665
Occidental Petroleum
   6.704% due 04/03/2000                             34,300            34,321
   6.400% due 04/01/2003                              7,710             7,350
Owens Corning
   7.000% due 05/15/2000                                200               200
Owens-Illinois, Inc.
   7.850% due 05/15/2004                              2,600             2,499
   7.150% due 05/15/2005                             10,000             9,244
Packaging Corp. of America
   9.625% due 04/01/2009                              2,500             2,475
Pepsico, Inc.
   5.750% due 01/15/2008                                500               458
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                        118,650           117,167
   8.850% due 09/15/2007                              1,800             1,751
   9.375% due 12/02/2008                             36,650            37,658
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                300               303
   8.750% due 06/01/2001                              5,515             5,514
   7.250% due 09/15/2001                                 70                69
   7.500% due 01/15/2002                                 50                49
   6.800% due 12/01/2003                             48,345            45,465
   7.000% due 07/15/2005                              1,125             1,039
   7.200% due 02/01/2007                             34,000            31,134
Phillips Petroleum Co.
   6.375% due 03/30/2009                             31,000            27,895
Pr-b Interest Owners Tr Nt (ene)
   7.535% due 06/30/2000 (d)(l)                      29,419            29,384
Procter & Gamble Co.
   5.250% due 09/15/2003                             35,600            33,509
Qwest Communications International, Inc.
   0.000% due 10/15/2007 (k)                          2,500             2,038
Racers
   8.090% due 04/28/2003 (d)                         30,000            30,000
Racers Bellat
   6.160% due 09/15/2005 (d)                         15,000            14,967
Raytheon Co.
   6.300% due 08/15/2000                             32,000            31,869
Reliant Energy, Inc.
   8.930% due 05/14/2001                              5,300             5,389
   8.920% due 05/15/2001                              6,500             6,609
   6.375% due 11/01/2003                             14,000            13,478
Residential Reinsurance
   9.163% due 06/01/2000 (d)                          1,800             1,771
Reynolds & Reynolds
   6.120% due 03/02/2001                              4,000             3,946
Rochester Telecom
   8.950% due 08/07/2001                              3,000             3,073
Rogers Cablesystems, Inc.
  10.000% due 12/01/2007                              5,000             5,238
Rogers Cantel Mobile Communications, Inc.
   9.375% due 06/01/2008                              2,750             2,798
Safeco
   9.630% due 05/31/2000 (l)                          6,500             6,544
   9.590% due 05/31/2001 (l)                          3,000             3,085
Safeway, Inc.
   5.750% due 11/15/2000                                150               149
   7.000% due 09/15/2002                                625               617
   6.850% due 09/15/2004                                250               243
Sara Lee Corp.
   6.300% due 11/07/2005                                500               476
Scotia Pacific Co. LLC
   7.710% due 01/20/2014                                305               254
Semtech Corp.
   4.500% due 02/01/2007                              4,500             4,269
Smithfield Foods
   7.625% due 02/15/2008                              2,000             1,740
Smithkline Beecham
   7.375% due 04/15/2005                                150               151
Stone Container Corp.
  10.750% due 10/01/2002                              2,500             2,534
Swiss Life Financial Ltd.
   2.000% due 05/20/2005                              3,000             2,953
TCI Communications, Inc.
   6.855% due 09/11/2000 (d)                         63,500            63,428
   6.900% due 12/20/2000 (d)                         10,000            10,006
   6.750% due 03/12/2001 (d)                         14,700            14,820
   6.375% due 05/01/2003                              3,280             3,194
Telecommunications, Inc.
   8.250% due 01/15/2003                             43,125            44,401
Telewest Communications PLC
   9.625% due 10/01/2006                              5,000             4,850
Tenet Healthcare Corp.
   7.875% due 01/15/2003                              5,000             4,813
   8.625% due 12/01/2003                              1,200             1,176
   8.000% due 01/15/2005                              2,000             1,900
   7.625% due 06/01/2008                             12,000            10,740
Texaco Capital
   8.500% due 02/15/2003                                700               720
   6.000% due 06/15/2005                                400               376
Textron, Inc.
   6.750% due 09/15/2002                                225               221
Time Warner, Inc.
   6.100% due 12/30/2001                             39,775            38,891
   7.975% due 08/15/2004                             59,770            60,938
   7.250% due 09/01/2008                                125               122
Times Mirror Co.
   6.650% due 10/15/2001                                300               297
TRW, Inc.
   6.601% due 06/28/2000 (d)                         30,200            30,195
   6.450% due 06/15/2001                             20,000            19,669
Tyco International Group SA
   6.819% due 03/05/2001 (d)                         15,000            14,992
Union Pacific Corp.
   6.354% due 05/22/2000 (d)                         60,000            59,886
   7.875% due 02/15/2002                              8,000             8,025
   6.930% due 06/01/2003                              1,000               983
   6.000% due 09/01/2003                              8,000             7,569
   6.120% due 02/01/2004                                250               237
United Air Lines
   9.000% due 12/15/2003                              1,000             1,011
  10.670% due 05/01/2004                              2,050             2,204
US Airways
   6.850% due 01/30/2018                                147               134
USA Waste Services, Inc.
   6.125% due 07/15/2001                             23,500            22,466
UST, Inc.
   7.250% due 06/01/2009                             25,000            24,067

                                                      See accompanying notes  91

Total Return Fund
March 31, 2000                                      Principal
                                                      Amount         Value
                                                      (000s)         (000s)
--------------------------------------------------------------------------------
USX Corp.
   9.800% due 07/01/2001                      $      300          $      307
Viacom, Inc.
   5.875% due 07/15/2000                           6,200               6,176
Wal-Mart Stores, Inc.
   9.100% due 07/15/2000                             250                 251
   8.625% due 04/01/2001                           2,450               2,487
   6.150% due 08/10/2001                             450                 445
   6.750% due 05/24/2002                             170                 169
   6.875% due 08/10/2009                             900                 878
Walt Disney Co.
   5.125% due 12/15/2003                             500                 466
Waste Management, Inc.
   6.375% due 12/01/2003                             200                 180
   6.500% due 05/14/2004                          89,000              79,617
Westpoint Stevens, Inc.
   7.875% due 06/15/2005                           8,000               7,026
Westvaco Corp.
   9.650% due 03/01/2002                             150                 156
Whitman Corp.
   6.250% due 05/01/2000                          15,800              15,800
Williams Communications Group, Inc.
   6.540% due 11/15/2001                           8,800               8,800
WMX Technologies
   6.700% due 05/01/2001                          10,000               9,684
   7.000% due 10/15/2006                             500                 435
Wr-b Interest Owners Tr Nt (ene)
   7.410% due 06/30/2000 (d)(l)                   25,802              25,771
Xerox Corp.
   5.875% due 06/01/2000                          22,500              22,459
   6.500% due 06/29/2000                             280                 280
   5.750% due 07/21/2000                             500                 499
   5.400% due 09/11/2000                             400                 398
   7.410% due 05/15/2001                           1,000               1,004
Yorkshire Power
   6.154% due 02/25/2003                          17,000              16,208
                                                                  ------------
                                                                   2,883,351
                                                                  ============
Utilities 6.5%
AEP Resources, Inc.
   6.500% due 12/01/2003                          20,000              19,056
Alabama Power Co.
   5.350% due 11/15/2003                           1,600               1,501
Arizona Public Service
   5.750% due 09/15/2000                             250                 248
   6.490% due 06/30/2001                          13,757              13,692
Ashland, Inc.
   8.450% due 12/05/2001                           3,000               3,056
AT&T Corp.
   5.125% due 04/01/2001                             600                 589
   7.350% due 08/27/2001                           7,200               7,219
   7.125% due 01/15/2002                             275                 274
   7.000% due 05/15/2005                             200                 197
   6.000% due 03/15/2009                              50                  45
   6.500% due 03/15/2029                             170                 147
Baltimore Gas & Electric
   6.125% due 07/01/2003                             150                 144
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                             596                 592
   8.625% due 06/01/2007                           5,000               5,004
   9.000% due 06/01/2017                             235                 240
BellSouth Telecommunications, Inc.
   7.500% due 06/15/2033                             185                 172
Calpine Corp.
   9.250% due 02/01/2004                           4,150               4,181
   7.625% due 04/15/2006                           7,000               6,620
   7.875% due 04/01/2008                           2,500               2,353
Central Maine Power Co.
   6.500% due 06/14/2000                           5,500               5,489
Central Power & Light Co.
   6.710% due 11/23/2001 (d)                      18,100              18,105
Chesapeake & Potomac Telephone
   5.625% due 03/01/2007                             500                 445
   8.000% due 10/15/2029                           1,125               1,180
Cleveland Electric Illuminating Co.
   9.500% due 05/15/2005                          13,000              13,203
CMS Energy
   7.375% due 11/15/2000                          76,695              75,972
   8.125% due 05/15/2002                          18,725              18,462
   8.375% due 07/01/2003                          15,000              14,514
   7.000% due 01/15/2005                          30,000              27,416
Commonwealth Edison
   6.210% due 06/15/2002 (d)                       1,000                 999
   6.625% due 07/15/2003                           1,000                 973
   9.875% due 06/15/2020                          11,700              12,869
Connecticut Light & Power Co.
   5.750% due 07/01/2000                           1,590               1,585
   7.875% due 06/01/2001                             100                 100
   7.750% due 06/01/2002                           5,000               4,990
   8.590% due 06/05/2003                          27,000              26,127
Consolidated Edison
   6.250% due 12/15/2001 (d)                      10,000              10,009
   6.625% due 02/01/2002                             100                  99
Consolidated Natural Gas
   7.250% due 10/01/2004                          43,750              43,111
Cox Enterprises, Inc.
   6.625% due 06/14/2002                           5,250               5,116
Duke Energy Corp.
   7.000% due 06/01/2000                             700                 700
   5.875% due 06/01/2001                             250                 246
   6.750% due 08/01/2025                              25                  22
Duqestne Light Co.
   6.100% due 05/10/2000                           1,000               1,000
Dynegy, Inc.
   7.500% due 06/15/2009                          12,000              11,764
East Coast Power LLC
   6.737% due 03/31/2008                          17,981              16,950
El Paso Electric Co.
   9.400% due 05/01/2011                           7,455               7,907
Enron Corp.
   7.660% due 01/14/2002                           5,000               5,025
Entergy Mississippi, Inc.
   6.699% due 05/03/2004 (d)                      31,000              30,881
Flag Ltd.
   8.250% due 01/30/2008                           1,200               1,068
GTE Corp.
   5.500% due 01/15/2009                             100                  87
   7.510% due 04/01/2009                             175                 174
Hughes Electric
   7.451% due 10/23/2000                          10,000               9,991
Indiana Bell Telephone Co., Inc.
   5.500% due 04/01/2007                             500                 446
Indiana Michigan Power
   6.530% due 11/22/2000 (d)                       2,500               2,506
Indianapolis Power & Light
   7.375% due 08/01/2007                             225                 224
Kansai Electric Power Co.
   7.250% due 09/25/2006                           2,000               1,973
Kentucky Power Co.
   6.569% due 11/02/2000 (d)                       7,300               7,300
Kerr-McGee Corp.
  10.000% due 04/01/2001                           9,663               9,881
   6.414% due 08/01/2001 (d)                      22,100              22,101
   6.703% due 11/01/2001                          80,500              80,170
Korea Electric Power
   7.000% due 10/01/2002                             180                 174
   3.882% due 10/31/2002 (d)                      18,900               8,896
   6.375% due 12/01/2003                             220                 206
Louisiana Power & Light Co.
   7.740% due 07/01/2002                             599                 596
MCI Worldcom, Inc.
   6.270% due 08/17/2000 (d)                      20,000              20,003
   6.125% due 08/15/2001                           1,330               1,314
   6.125% due 04/15/2002                           1,250               1,219
   8.875% due 01/15/2006                          24,529              25,560
Montana Power Co.
   6.293% due 04/06/2001 (d)                      15,000              15,003
National Power Corp.
   9.625% due 05/15/2028                          16,000              13,443
National Rural Utilities Cooperative
   6.250% due 04/15/2003                          50,000              48,189

92  See accompanying notes

                                                 Principal
                                                    Amount               Value
                                                    (000s)              (000s)
--------------------------------------------------------------------------------
New Century Energies, Inc.
   5.860% due 05/30/2000                       $    24,400         $    24,350
New England Telephone & Telegraph Co.
   6.375% due 09/01/2008                             1,350               1,262
New Jersey Bell Telephone
   4.875% due 11/01/2000                               800                 790
New York Telephone Co.
   6.250% due 02/15/2004                               150                 144
   6.000% due 04/15/2008                                45                  41
   6.125% due 01/15/2010                                80                  72
Niagara Mohawk Power
   7.000% due 10/01/2000                            60,235              60,122
   7.125% due 07/01/2001                            20,604              20,323
   7.250% due 10/01/2002                            24,783              24,481
   7.375% due 07/01/2003                            39,162              38,189
   7.375% due 08/01/2003                             1,645               1,642
North Atlantic Energy
   9.050% due 06/01/2002                             5,995               5,940
Northern Illinois Gas Co.
   6.450% due 08/01/2001                             1,450               1,437
Northern Telecom Ltd.
   8.750% due 06/12/2001                               300                 305
NRG Energy, Inc.
   8.000% due 11/01/2003                             6,000               5,956
Nynex Corp.
   9.550% due 05/01/2010                             6,516               6,990
Ohio Bell Telephone Co.
   5.375% due 03/01/2007                               950                 839
Ohio Power Co.
   7.000% due 07/01/2004                            24,000              23,213
Oxymar
   7.500% due 02/15/2016                               100                  73
Pacific Gas & Electric Co.
   6.750% due 12/01/2000                             3,049               3,049
Pacific Northwest Bell
   4.375% due 09/01/2002                                50                  47
Pennsylvania Power & Light
   6.000% due 06/01/2000                               500                 499
Philadelphia Electric
   5.625% due 11/01/2001                            22,350              21,781
Philippine Long Distance Telephone Co.
   7.850% due 03/06/2007                             5,000               4,326
  10.500% due 04/15/2009                             6,000               5,914
PP&L, Inc.
   6.125% due 05/01/2001 (d)                        16,102              15,949
   6.550% due 03/01/2006                               500                 475
PSEG Energy Holdings
   9.125% due 02/10/2004                               120                 120
Public Service Co. of Colorado
   6.000% due 04/15/2003                               750                 721
Public Service Electric & Gas
   6.500% due 06/01/2000                               500                 500
   7.250% due 04/01/2001 (d)                         3,191               3,187
   6.125% due 08/01/2002                             1,000                 976
   6.250% due 01/01/2007                             1,500               1,401
Public Service Enterprise Group, Inc.
   6.710% due 11/22/2000 (d)                        11,000              11,013
   6.350% due 06/15/2001 (d)                       156,200             156,290
Queststar Pipeline
   9.375% due 06/01/2021                               200                 219
RAS LAFFAN Liquid Natural Gas
   8.294% due 03/15/2014                               145                 141
Reliant Energy, Inc.
   8.750% due 03/01/2022                            10,000              10,224
Scana Corp.
   6.590% due 02/08/2002 (d)                         3,100               3,100
Sierra Pacific Power Co.
   6.900% due 10/13/2000                            29,000              28,998
Sierra Pacific Resources
   7.060% due 05/01/2000                             6,000               5,999
   6.830% due 10/06/2000 (d)                        35,000              34,990
   6.200% due 04/15/2004                            20,000              18,906
SK Telecom Co. Ltd.
   7.750% due 04/29/2004                             5,000               4,883
Southern Energy
   7.900% due 07/15/2009                               175                 173
Sprint Capital Corp.
   6.386% due 11/15/2001 (d)                       100,000             100,079
   6.500% due 11/15/2001                               370                 365
   8.125% due 07/15/2002                            10,378              10,513
   5.875% due 05/01/2004                            43,500              41,203
System Energy Resources
   7.380% due 10/01/2000                             5,000               4,997
   7.710% due 08/01/2001                            14,850              14,845
Teco Energy, Inc.
   5.540% due 09/15/2001                            44,630              43,652
Telekomunikacja Polska SA
   7.125% due 12/10/2003                            12,200              11,704
   7.750% due 12/10/2008                            13,600              13,202
Tennessee Valley Authority
   3.375% due 01/15/2007 (h)                        10,647               9,897
   0.000% due 04/15/2042 (k)                           855                 319
Texas Utilities Co.
   6.310% due 04/24/2000 (d)                        65,100              65,094
   6.791% due 06/25/2001                           130,200             130,085
   6.370% due 08/16/2001                             1,000                 985
   7.105% due 09/24/2001                           208,800             209,907
   5.940% due 10/15/2001                             3,000               2,941
   6.500% due 08/16/2002                             1,000                 987
Texas-New Mexico Power
  10.750% due 09/15/2003                            11,450              11,589
Toledo Edison Co.
   8.180% due 07/30/2002                             1,400               1,415
   8.700% due 09/01/2002                            14,500              14,569
   7.850% due 03/31/2003                             7,000               7,017
   7.875% due 08/01/2004                               500                 495
Tucson Electric Power
   8.500% due 10/01/2009                               454                 463
TXU Eastern Funding
   6.150% due 05/15/2002                            53,800              52,321
   6.450% due 05/15/2005                             8,045               7,486
U.S. West Communications, Inc.
   5.650% due 11/01/2004                             9,000               8,385
   6.625% due 09/15/2005                               400                 385
   6.125% due 11/15/2005                               400                 376
Union Electric Co.
   8.000% due 12/15/2022                             1,000               1,027
United Telecom, Inc.
   9.500% due 06/06/2001                               150                 154
Western Massachusetts Electric
   7.375% due 07/01/2001                             7,000               6,967
Western Resources, Inc.
   6.250% due 08/15/2003                            13,500              11,621
Wilmington Trust Co. - Tucson Electric
  10.732% due 01/01/2013 (l)                           991               1,024
WorldCom, Inc.
   6.400% due 08/15/2005                             1,625               1,553
YPF Sociedad Anonima
7.250% due 03/15/2003                               16,475              16,044
                                                                   -------------
                                                                     2,044,829
                                                                   -------------
Total Corporate Bonds & Notes                                       14,903,643
                                                                   =============
(Cost $15,074,637)

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.5%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County Alabama Revenue, (FGIC Insured), Series 1999
5.125% due 02/01/2029                                9,000               8,055
5.000% due 02/01/2033                                1,250               1,083
                                                                   -------------
                                                                         9,138
                                                                   =============
California 0.0%
San Francisco California City & County Airport
Community Revenue, (MBIA Insured), Series 1998
4.500% due 05/01/2028                                6,700               5,468
                                                                   -------------

Florida 0.1%
Florida State Bridge Capital Outlay, (FGIC Insured)
Series 1999 4.500% due 06/01/2023                    7,000               5,801

                                                      See accompanying notes  93

Total Return Fund
March 31, 2000

                                                               Principal
                                                                  Amount              Value
                                                                  (000s)             (000s)
---------------------------------------------------------------------------------------------
Florida State Government Utilities Authority,
(AMBAC Insured), Series 1999
5.000% due 10/01/2029                                         $    6,205         $    5,468
5.000% due 10/01/2029                                              6,700              5,904

Florida State Turnpike Authority Revenue,
Series 1998 4.500% due 07/01/2027                                 11,500              9,424

Greater Orlando Aviation Authority, Orlando Florida Airport
Facitities Revenue Bonds, (FGIC Insured), Series 1999
5.125% due 10/01/2028                                              2,000              1,783

Lakeland Florida Electric & Water Revenue, (MBIA Insured),
Series 1999 5.000% due 10/01/2028                                  5,350              4,723
                                                                                 ------------
                                                                                     33,103
                                                                                 ============
Georgia 0.1%
Georgia Government Partnership, (MBIA Insured)
4.750% due 06/01/2028                                             18,700             15,785
                                                                                 ------------

Hawaii 0.1%
Honolulu Hawaii City & County Wastewater
System Revenue, (FGIC Insured),
Series 1998 4.750% due 07/01/2028                                 14,400             12,170
                                                                                 ------------

Illinois 0.0%
Chicago Illinois Lakefront Millennium Package Facilities,
(MBIA Insured), Series 1998 5.125% due 01/01/2028                  6,200              5,466
                                                                                 ------------

Massachusetts 0.1%
Massachusetts Bay Transportation Authority,
(MBIA Insured), Series 1998
4.750% due 03/01/2021                                              8,300              7,197

Massachusetts State Turnpike Authority Metro
Highway System, (AMBAC Insured),
Series 1999 5.000% due 01/01/2039                                 11,300              9,681
                                                                                 ------------
                                                                                     16,878
                                                                                 ============
Mississippi 0.0%
Mississippi Development Bank Obligation,
(AMBAC Insured), Series 1999 5.000% due 07/01/2024                 5,000              4,458
                                                                                 ------------

Nevada 0.0%
Clark County Nevada Passenger Facility Charge Revenue,
(MBIA Insured), Series 1998 4.750% due 07/01/2022                  6,000              5,137
                                                                                 ------------
New York 0.1%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998 5.125% due 12/01/2022                   9,000              8,149

New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                         11,058             11,047

New York City Transitional Finance Authority Revenue,
(FGIC Insured), Series 1998 4.750% due 11/15/2023                  5,000              4,283

New York City, New York, Series D
6.346% due 08/01/2002 (d)                                         14,815             14,815
New York State Dorm Authority Lease Revenue
4.750% due 01/15/2029                                              3,850              3,198
5.625% due 04/01/2029                                              1,000                959
                                                                                 ------------
                                                                                     42,451
                                                                                 ============
Pennsylvania 0.0%
Philadelphia PA School District, (MBIA Insured),
Series 1998 4.750% due 04/01/2027                                  6,300              5,305

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999 5.000% due 02/01/2029                                    500                436
                                                                                 ------------
                                                                                      5,741
                                                                                 ============
Texas 0.0%
Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025                                  5,500              4,808
                                                                                 ------------

Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                                    500                419
                                                                                 ------------

Washington State 0.0%
Seattle Washington, General Obligation Limited,
Series F 5.125% due 12/15/2028                                     6,000              5,318
                                                                                 ------------
Total Municipal Bonds & Notes                                                       166,340
                                                                                 ============
(Cost $165,094)

---------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.5%
---------------------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
   9.980% due 08/01/2008                                             935                979
Federal Home Loan Bank
   0.000% due 05/12/2000 (d)                                     185,400            185,398
   5.500% due 07/14/2000                                           1,150              1,148
   5.663% due 02/15/2002 (d)                                      17,000             16,706
   5.135% due 09/22/2003                                             600                565
   6.000% due 06/30/2004                                           1,000                960
   5.365% due 12/11/2008                                             600                527
Federal Home Loan Mortgage Corp.
   7.000% due 02/15/2003                                             500                499
Federal National Mortgage Assn.
   9.050% due 04/10/2000                                             400                400
   5.650% due 06/12/2000                                              50                 50
   5.560% due 07/24/2000                                             440                439
   5.375% due 03/15/2002                                             750                729
   7.250% due 06/20/2002                                          55,000             27,171
   6.000% due 03/03/2003                                             500                486
   5.750% due 06/15/2005                                             750                708
   6.560% due 12/10/2007                                             190                180
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                      63,700             63,692
   5.711% due 04/25/2004 (d)                                      10,916             10,902
   6.365% due 07/25/2004 (d)                                       1,059              1,055
   6.375% due 10/25/2004 (d)                                      19,319             19,255
   6.395% due 10/25/2004 (d)                                      32,283             32,206
   5.770% due 10/25/2005 (d)                                      17,554             17,471
   6.089% due 10/25/2005 (d)                                      26,225             26,103
   5.909% due 04/25/2006 (d)                                      97,402             97,034
   6.635% due 07/25/2006 (d)                                      31,287             31,182
   6.595% due 01/25/2007 (d)                                      89,311             89,217
   6.565% due 04/25/2007 (d)                                     165,769            164,952
                                                                                 ------------
Total U.S. Government Agencies                                                      790,014
                                                                                 ============
(Cost $791,398)

---------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.5%
---------------------------------------------------------------------------------------------
Treasury Inflation Protected Securities
   3.625% due 07/15/2002 (h)                                   1,027,517          1,024,628
   3.375% due 01/15/2007 (h)                                     228,023            220,573
   3.625% due 01/15/2008 (h)                                     416,333            405,404
   3.875% due 01/15/2009 (h)                                     207,773            205,631
   3.625% due 04/15/2028 (h)                                     132,570            125,858
   3.875% due 04/15/2029 (h)                                     127,762            126,724
U.S. Treasury Bonds
  12.375% due 05/15/2004                                           1,000              1,213
  10.375% due 11/15/2012                                             250                308
  12.000% due 08/15/2013                                           6,000              8,115
   6.500% due 02/15/2015 (j)                                     287,500            425,231
  10.625% due 08/15/2015                                         144,600            206,552
   9.250% due 02/15/2016                                             250                325
   7.250% due 05/15/2016                                             275                304
   7.500% due 11/15/2016                                             500                567
   8.750% due 05/15/2017                                             300                379
   8.875% due 08/15/2017                                           1,375              1,759
   8.125% due 08/15/2019                                          41,000             49,841
   8.750% due 08/15/2020                                         214,600            277,706
   8.125% due 08/15/2021                                             305                375
   8.000% due 11/15/2021                                         417,600            508,559
   7.125% due 02/15/2023                                             500                560
   6.375% due 08/15/2027                                             100                104
   6.250% due 05/15/2030                                          21,340             22,580


94  See accompanying notes

                                                     Principal
                                                        Amount            Value
                                                        (000s)           (000s)
--------------------------------------------------------------------------------
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                        $   96,835       $   96,411
   6.625% due 05/15/2007 (j)                            36,800           37,525
   6.125% due 08/15/2007                                 1,525            1,511
   6.500% due 02/15/2010                                21,100           21,845
U.S. Treasury Strips
   0.000% due 11/15/2006                                   270              178
   0.000% due 02/15/2019                                80,000           25,699
   0.000% due 05/15/2020                               185,600           55,417
   0.000% due 11/15/2021                               316,200           87,553
                                                                     -----------
Total U.S. Treasury Obligations                                       3,939,435
                                                                     ===========
(Cost $3,848,029)

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 51.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 21.6%
ABN AMRO Mortgage Corp.
   6.500% due 06/25/2029                                 7,093            6,438
American Southwest Financial Securities Corp.
   7.400% due 11/17/2004                                36,860           36,882
  12.250% due 11/01/2014                                    38               37
  12.500% due 04/01/2015                                   288              289
  12.000% due 05/01/2015                                   630              644
  11.400% due 09/01/2015                                   422              421
   7.248% due 11/25/2038                                52,881           50,270
Bank of America Mortgage Securities
   6.250% due 07/25/2014                                10,272            9,532
   6.250% due 08/25/2028                                25,000           22,240
   6.500% due 05/25/2029                                35,732           32,620
   7.250% due 10/25/2029                                10,003            8,790
Bankers Trust Co.
   8.625% due 04/01/2018                                    41               41
Bear Stearns Mortgage Securities, Inc.
   7.000% due 09/20/2012                                34,576           33,528
   7.000% due 08/20/2018                                10,000            9,528
   6.625% due 10/25/2023 (d)                             3,510            3,536
  10.000% due 08/25/2024                                 5,000            5,440
   7.000% due 03/25/2027                                 7,000            6,585
   8.125% due 09/25/2027                                 3,000            3,020
   7.000% due 02/25/2028                                10,000            9,498
Cendant Mortgage Corp.
   6.503% due 11/18/2028 (d)                            13,937           13,118
   6.503% due 11/18/2028 (d)                             5,762            4,900
Centre Re Series 1999 - ZC - 1
   6.715% due 02/01/2009                                30,859           29,209
Chase Mortgage Finance Corp.
   8.250% due 10/25/2010                                   424              422
   7.000% due 07/25/2024                                 3,604            3,579
   7.000% due 08/25/2024                                 3,052            2,941
   6.750% due 03/25/2025                                 8,525            7,153
   6.203% due 04/25/2025 (d)                            21,540           21,894
   6.350% due 07/25/2029                                74,414           72,730
Chemical Mortgage Securities
   7.250% due 01/25/2026                                11,575           11,262
Citicorp Mortgage Securities, Inc.
   7.030% due 10/25/2022 (d)                            10,949           10,985
   6.250% due 04/25/2024                                11,796           10,001
   7.250% due 10/25/2027                                20,462           19,429
   6.750% due 09/25/2028                                 8,859            8,276
   5.900% due 05/25/2029                                21,125           20,903
CMC Securities Corp.
   7.373% due 09/25/2023 (d)                             4,376            4,350
   7.862% due 04/25/2025 (d)                               183              185
   7.250% due 11/25/2027                                 9,349            9,049
   6.750% due 05/25/2028                                 5,000            4,648
Collateralized Mortgage Obligation Trust
  10.200% due 02/01/2016                                 2,567            2,598
   7.250% due 04/23/2017                                    70               69
   8.000% due 09/20/2021                                 6,962            6,991
Collateralized Mortgage Securities Corp.
  11.450% due 09/01/2015                                 1,068            1,076
  11.450% due 11/01/2015 (d)                               140              141
   8.750% due 04/20/2019                                   465              473
Comm
   6.145% due 02/15/2008                                16,056           15,289
   6.488% due 12/16/2011 (d)                             9,000            9,014
Countrywide Home Loans
   6.500% due 07/25/2013                                 5,676            5,218
   7.334% due 07/25/2024 (d)                             3,898            3,889
   6.750% due 11/25/2025                                25,567           22,873
   7.500% due 06/25/2027                                12,194           12,021
   7.500% due 09/25/2027                                20,000           19,435
   7.250% due 12/25/2027                                 6,224            6,028
   7.250% due 02/25/2028                                57,846           54,913
   6.750% due 06/25/2028                                15,103           13,339
   6.750% due 08/25/2028                                12,807           12,631
   6.750% due 11/25/2028                                 3,000            2,819
   6.500% due 01/25/2029                                24,978           22,844
   6.500% due 03/25/2029                                16,744           15,230
   6.050% due 04/25/2029                                   965              945
   7.250% due 08/25/2029                                 5,700            5,353
Crusade Global Trust
   6.400% due 02/15/2030 (d)                           100,000          100,250
CS First Boston Mortgage Securities
   6.750% due 12/27/2028                                12,189           10,494
DLJ Mortgage Acceptance Corp.
   8.154% due 05/25/2024 (d)                               117              119
   6.850% due 12/17/2027                                 6,605            6,516
Donaldson, Lufkin & Jenrette
   6.446% due 08/01/2021 (d)(l)                          4,540            4,606
   7.922% due 12/25/2022 (d)                             1,917            1,938
   8.112% due 03/25/2024 (d)                               541              550
Drexel Mortgage Funding
   9.500% due 11/20/2017                                   715              707
   8.600% due 03/01/2018                                   180              180
FBS Mortgage Corp.
   7.136% due 11/25/2024                                   518              516
Federal Home Loan Mortgage Corp.
   6.750% due 10/15/2003                                16,183           15,917
   7.000% due 10/15/2003                                 4,007            3,991
   7.500% due 11/01/2003                                 5,165            5,147
   6.000% due 06/15/2005                                 2,692            2,686
  10.150% due 04/15/2006                                     6                6
   6.500% due 07/15/2006                                11,069           11,003
   6.500% due 08/15/2006                                   710              706
   7.500% due 05/01/2007                                 1,526            1,532
   5.500% due 10/15/2007                                 5,782            5,705
   6.500% due 05/15/2008                                 1,000              982
   4.675% due 06/15/2008 (d)                               169              150
   6.000% due 11/15/2008                                   225              213
   6.200% due 12/15/2008                                 4,350            3,900
   6.000% due 03/15/2009                                   265              252
   7.550% due 03/15/2012                                   180              179
   8.500% due 08/15/2013                                 2,000            2,039
   8.500% due 09/15/2013                                 5,941            6,038
   6.000% due 11/15/2014                                   400              354
   5.400% due 05/25/2016                                18,502           18,368
   7.000% due 11/15/2016                                 2,922            2,917
   6.250% due 10/15/2017                                21,354           21,131
   5.900% due 03/15/2018                                 5,533            5,482
   6.350% due 03/25/2018                                   200              197
   5.250% due 05/15/2018                                   316              313
  10.000% due 08/01/2018                                    65               70
   6.400% due 02/15/2019                                16,934           16,763
   6.500% due 05/15/2019                                   277              276
   6.250% due 07/15/2019                                27,756           27,532
   5.000% due 08/15/2019                                   118              115
   7.500% due 01/15/2020                                 4,037            4,043
   6.388% due 06/15/2020 (d)                                89               89
   5.250% due 07/15/2020                                   382              374
   5.500% due 10/15/2020                                    72               71
   9.500% due 11/15/2020                                 3,855            3,948
   9.000% due 12/15/2020                                 2,724            2,806
   8.750% due 12/15/2020                                 1,265            1,277
   6.000% due 12/15/2020                                   282              267
   6.250% due 01/15/2021                                   200              193
   9.500% due 01/15/2021                                 2,234            2,313
   8.000% due 04/15/2021                                    96               97

                                                      See accompanying notes  95

Total Return Fund
March 31, 2000                              Principal
                                               Amount                  Value
                                               (000s)                 (000s)
--------------------------------------------------------------------------------
   6.500% due 05/15/2021                     $    119               $    117
   6.500% due 05/17/2021                           72                     68
   8.500% due 06/15/2021                       26,071                 26,729
   6.950% due 07/15/2021                          505                    493
   8.000% due 07/15/2021                       11,237                 11,280
   9.000% due 07/15/2021                        1,998                  2,077
   9.500% due 07/15/2021                        1,618                  1,650
   8.000% due 08/15/2021                       23,472                 23,620
   6.200% due 08/15/2021                        1,467                  1,447
   6.950% due 08/15/2021                          166                    163
   6.500% due 09/15/2021                        1,049                  1,008
   7.000% due 09/15/2021                          171                    167
   6.500% due 09/15/2021                       28,978                 28,343
   7.000% due 09/15/2021                          131                    128
   7.000% due 10/15/2021                           12                     12
   8.000% due 12/15/2021                       17,686                 17,918
   6.850% due 01/15/2022                          700                    686
   8.250% due 06/15/2022                        5,000                  5,079
   7.000% due 07/15/2022                        9,075                  8,756
   8.500% due 10/15/2022                        7,618                  7,802
   7.500% due 01/15/2023                       17,089                 16,562
   7.000% due 05/15/2023                        8,532                  7,871
   7.000% due 07/15/2023                          261                    242
   6.500% due 07/15/2023                          272                    259
   7.500% due 07/15/2023                          395                    397
   6.500% due 08/15/2023                      162,855                159,490
   7.500% due 01/20/2024                          135                    134
   6.500% due 02/15/2024                           22                     21
   5.000% due 02/15/2024                          116                     99
   8.000% due 04/25/2024                          457                    465
   6.250% due 05/15/2024                       12,947                 11,290
   7.250% due 08/15/2024                          190                    188
   8.000% due 09/15/2024                       16,250                 16,431
   7.000% due 11/17/2025                           40                     39
   6.500% due 03/15/2026                          110                    102
   7.162% due 10/01/2026 (d)                    3,198                  3,294
   6.000% due 11/15/2026                          550                    497
   7.500% due 01/15/2027                       24,258                 23,972
   8.000% due 02/15/2027                       33,246                 33,550
   7.500% due 03/17/2027                       20,000                 19,925
   6.750% due 05/15/2027                        1,489                  1,437
   7.500% due 06/20/2027                       18,850                 18,121
   6.500% due 08/15/2027                       15,143                 12,979
   6.500% due 10/15/2027                       32,300                 28,817
   6.000% due 11/15/2027                          665                    602
   6.500% due 01/25/2028                        8,691                  7,605
   7.000% due 02/15/2028                        1,735                  1,598
   6.500% due 04/15/2028                      157,334                143,400
   6.500% due 05/15/2028                       48,000                 41,416
   6.500% due 06/15/2028                       56,878                 47,571
   6.500% due 06/20/2028                       22,646                 19,079
   6.500% due 07/15/2028                       68,191                 54,516
   6.500% due 08/15/2028                      267,517                223,489
   7.000% due 11/15/2028                        9,000                  8,487
   6.500% due 12/15/2028                        6,832                  5,406
   6.000% due 12/15/2028                       22,772                 18,773
   6.500% due 01/15/2029                       10,411                  9,564
   6.000% due 02/15/2029                        3,758                  2,820
   6.500% due 03/15/2029                       25,470                 22,928
   6.500% due 06/01/2029                          110                    103
   6.500% due 07/01/2029                        1,119                  1,051
   8.000% due 07/15/2029                        1,250                  1,210
   6.165% due 08/15/2032 (d)                   28,544                 27,409
Federal National Mortgage Assn
   9.100% due 02/25/2002                        1,033                  1,036
   7.500% due 05/25/2005                        6,700                  6,724
   7.500% due 02/25/2006                          375                    373
   6.500% due 05/01/2006                          172                    169
   6.500% due 07/25/2006                           68                     68
   8.000% due 11/25/2006                           30                     30
   6.500% due 05/25/2007                        8,425                  8,284
   6.000% due 07/25/2007                          300                    293
   8.804% due 08/25/2007 (d)                       10                      9
   6.270% due 09/25/2007                        3,000                  2,842
   7.000% due 10/25/2007                          200                    198
   6.500% due 05/25/2008                          500                    490
  10.500% due 08/25/2008                        7,146                  7,737
   6.000% due 08/25/2008                           86                     85
   7.452% due 09/25/2008 (d)                    1,606                  1,433
   6.750% due 11/25/2010                        1,117                  1,109
   7.000% due 01/25/2011                          198                    197
   6.000% due 03/18/2015                       15,908                 15,714
   8.000% due 12/25/2016                          199                    197
   9.250% due 04/25/2018                          192                    201
   9.300% due 05/25/2018                          730                    756
   6.425% due 06/25/2018 (d)                        3                      3
   9.500% due 06/25/2018                          420                    442
   5.500% due 07/25/2018                            6                      6
   9.500% due 11/25/2018                        8,826                  9,041
   6.000% due 02/25/2019                        5,000                  4,916
   6.500% due 03/25/2019                          885                    862
   9.500% due 06/25/2019                        1,466                  1,527
   5.650% due 07/25/2019                        1,500                  1,488
   9.300% due 08/25/2019                           81                     85
   6.350% due 08/25/2019                          277                    273
   8.000% due 10/25/2019                        1,718                  1,718
   9.000% due 12/25/2019                        6,578                  6,718
   7.500% due 12/25/2019                           81                     80
   6.500% due 03/25/2020                           69                     69
   7.500% due 05/25/2020                        3,630                  3,612
   6.750% due 06/25/2020                          759                    756
   6.356% due 07/18/2020 (d)                       62                     62
   7.000% due 09/25/2020                       15,966                 15,832
   5.000% due 09/25/2020                          200                    186
   9.000% due 09/25/2020                        3,811                  3,926
   8.000% due 12/25/2020                       25,229                 25,476
   6.375% due 12/25/2020 (d)                       19                     19
   9.000% due 01/25/2021                        5,999                  6,218
   8.750% due 01/25/2021                        3,469                  3,532
   5.750% due 02/18/2021                          100                     94
   9.000% due 03/25/2021                          524                    536
   7.500% due 03/25/2021                        5,480                  5,468
   7.000% due 05/25/2021                          300                    289
   7.500% due 06/25/2021                           70                     70
   6.500% due 06/25/2021                        5,932                  5,636
   8.000% due 07/25/2021                       16,336                 16,372
   8.500% due 09/25/2021                        5,851                  5,957
   7.000% due 10/25/2021                        8,997                  8,756
   8.000% due 10/25/2021                       22,645                 22,812
   7.000% due 11/25/2021                       24,015                 23,679
   6.000% due 12/25/2021                           45                     44
   8.000% due 01/25/2022                       21,700                 21,742
   8.000% due 03/25/2022                           96                     96
   7.000% due 04/25/2022                       17,091                 16,274
  10.000% due 05/01/2022                          152                    162
   7.375% due 05/25/2022                        8,894                  8,688
   8.000% due 06/25/2022                        3,710                  3,715
   7.000% due 06/25/2022                        1,416                  1,381
   8.000% due 07/25/2022                       58,786                 59,172
   7.000% due 07/25/2022                        6,172                  6,056
   6.500% due 10/25/2022                        3,919                  3,507
   7.800% due 10/25/2022                        3,674                  3,654
   6.500% due 12/25/2022                          230                    222
   3.663% due 02/25/2023 (d)                   14,032                    660
   7.000% due 03/25/2023                       27,899                 26,411
   6.500% due 05/18/2023                       12,369                 12,134
   6.900% due 05/25/2023                          154                    142
   7.000% due 06/25/2023                        4,805                  4,155
   6.000% due 08/25/2023                       10,794                  8,728
   6.500% due 08/25/2023                           44                     41
   6.000% due 08/25/2023                        2,703                  2,484
   6.750% due 09/25/2023                        3,840                  3,477
   1.000% due 09/25/2023                          299                    269
   7.500% due 10/25/2023                           58                     57
   6.750% due 10/25/2023                          578                    524
   6.500% due 11/25/2023                           90                     87
   7.100% due 12/25/2023                        6,769                  6,476
   6.500% due 12/25/2023                        1,125                    971
   6.500% due 01/25/2024                        2,572                  2,222
   6.500% due 02/25/2024                        5,150                  4,801

96  See accompanying notes

                                                      Principal
                                                         Amount          Value
                                                         (000s)         (000s)
--------------------------------------------------------------------------------
   7.250% due 02/25/2024                               $     29       $     29
   7.500% due 06/20/2024                                    120            119
   7.000% due 02/18/2025                                    140            139
   6.600% due 05/18/2025                                    219            205
   7.500% due 11/17/2025                                    289            285
   7.500% due 12/25/2025                                    360            356
   7.000% due 02/15/2026                                    180            175
   7.000% due 07/18/2026                                    450            433
   6.500% due 09/18/2026                                    120            113
   7.000% due 12/18/2026                                 15,751         14,562
   6.000% due 12/25/2026                                    170            156
   6.000% due 03/25/2027                                    320            293
   6.000% due 05/17/2027                                  5,470          4,694
   7.000% due 07/18/2027                                    460            447
   8.000% due 08/18/2027                                    309             93
   6.280% due 04/18/2028 (d)                                138            137
   6.500% due 06/25/2028                                  3,400          3,046
   6.000% due 07/18/2028                                  8,394          6,982
   6.500% due 07/18/2028                                 67,412         61,660
   9.079% due 09/25/2028                                 23,805         24,750
   6.000% due 04/25/2029                                 10,490          8,172
   6.300% due 10/17/2038                                 14,993         12,996
First Commonwealth Savings & Loan
  10.375% due 04/01/2005                                     17             18
First Nationwide Trust
   6.750% due 07/25/2029                                 11,223         11,081
First Union Residential Securitization, Inc.
   7.000% due 04/25/2025                                    361            345
   6.750% due 08/25/2028                                  9,048          7,987
Gaston Oaks plc
   6.930% due 01/01/2036                                  5,507          5,534
General Electric Capital Mortgage Services, Inc.
   6.750% due 12/25/2012                                  2,889          2,845
   6.500% due 09/25/2023                                  1,175          1,005
   6.500% due 12/25/2023                                  8,631          7,409
   6.500% due 01/25/2024                                  3,895          3,326
   6.500% due 02/25/2024                                      2              2
   6.500% due 03/25/2024                                 63,792         57,007
   6.500% due 04/25/2024                                 64,524         52,207
   7.000% due 10/25/2027                                 14,586         13,633
   7.500% due 06/25/2027                                  3,438          3,368
   7.500% due 07/25/2027                                 10,223          9,980
   7.000% due 11/25/2027                                 72,500         68,902
   6.750% due 05/25/2028                                 23,934         21,610
   6.650% due 05/25/2028                                  7,914          7,756
   6.550% due 06/25/2028                                 23,450         22,312
   6.750% due 06/25/2028                                 21,926         20,474
   6.750% due 10/25/2028                                  9,364          8,722
   6.500% due 12/25/2028                                 19,500         17,767
   6.250% due 12/25/2028                                 55,266         49,490
   6.500% due 05/25/2029                                  9,858          8,941
   6.750% due 05/25/2029                                 20,000         18,562
   6.500% due 07/25/2029                                 95,240         86,391
   5.950% due 07/25/2029                                 24,794         24,274
   6.250% due 07/25/2029                                132,674        126,507
   6.000% due 07/25/2029                                 18,307         17,753
   7.250% due 08/25/2029                                  8,000          7,513
   7.000% due 09/25/2029                                 15,839         15,066
General Motors Acceptance Corp.
   6.700% due 03/15/2008                                 29,732         28,136
GGP-Homart
   6.202% due 06/10/2003 (d)                             19,735         19,729
GMAC Commercial Mortgage Securities, Inc.
   6.150% due 11/15/2007                                 21,020         20,003
   6.974% due 05/15/2008                                 29,204         28,578
   6.945% due 09/15/2033                                 24,060         22,829
   6.570% due 09/15/2033                                 31,174         29,851
Goldman Sachs Mortgage Corp.
   6.000% due 12/31/2007 (l)                              9,086          8,216
Government National Mortgage Assn
   6.250% due 06/20/2022                                 53,459         52,725
   7.250% due 12/16/2023                                  8,617          8,577
   7.000% due 01/15/2024                                    431            420
   8.000% due 05/16/2024                                     95             95
   7.000% due 03/20/2026                                    320            302
   7.000% due 08/20/2026                                    126            120
   7.500% due 02/16/2027                                     19             19
   7.500% due 07/16/2027                                 28,821         27,635
   6.500% due 06/20/2028                                 29,978         26,418
   6.500% due 07/20/2028                                 37,879         29,249
   6.500% due 09/20/2028                                 27,553         22,863
   6.500% due 01/20/2029                                 26,964         21,882
   6.500% due 03/20/2029                                 16,259         14,562
   6.000% due 05/20/2029                                 10,511          8,258
Greenwich
   7.272% due 04/25/2022 (d)                                594            592
   7.352% due 07/25/2022 (d)                              1,280          1,275
   7.337% due 10/25/2022 (d)                                 79             79
   7.428% due 04/25/2023 (d)                              1,141          1,136
   7.956% due 04/25/2024 (d)                              1,249          1,261
   8.423% due 06/25/2024 (d)                              1,177          1,201
   9.007% due 08/25/2024 (d)                              1,700          1,725
   8.869% due 11/25/2024 (d)                                390            391
GS Mortgage Securities Corp.
   6.060% due 10/18/2030                                 32,437         30,901
Headlands Mortgage Securities, Inc.
   7.250% due 11/25/2012                                  2,350          2,330
   7.155% due 12/25/2012                                    827            815
   7.250% due 11/25/2027                                  5,000          4,851
   6.650% due 02/25/2029                                  1,418          1,415
ICI Funding Corp. Secured Assets Corp.
   7.250% due 09/25/2027                                 18,068         17,415
   7.750% due 03/25/2028                                  1,881          1,807
Imperial CMB Trust
   6.820% due 09/25/2026 (d)                              7,212          7,215
   6.650% due 11/25/2029                                  1,178          1,159
Independent National Mortgage Corp.
   6.650% due 10/25/2024                                  2,723          2,583
   7.218% due 11/25/2024 (d)                              1,744          1,769
   8.750% due 12/25/2024                                     30             31
   8.539% due 01/25/2025 (d)                                142            145
   8.000% due 06/25/2025                                     22             21
   7.475% due 07/25/2025 (d)                              8,458          8,581
   7.416% due 07/25/2025 (d)                              3,603          3,624
   7.500% due 09/25/2025                                  1,191          1,187
International Mortgage Acceptance Corp.
  12.250% due 03/01/2014                                    274            307
J.P. Morgan Commercial Mortgage Finance Corp.
   9.000% due 10/20/2020                                 10,667         10,631
   8.218% due 04/25/2028                                  1,615          1,574
   6.533% due 01/15/2030                                 20,000         19,062
   7.325% due 07/15/2031                                      0              0
Kidder Peabody Acceptance Corp.
   8.214% due 09/25/2024 (d)                              9,678          9,655
LB Mortgage Trust
   8.396% due 01/20/2017                                 13,047         13,484
Mellon Residential Funding Corp.
   6.350% due 06/25/2028                                 22,000         21,168
   6.110% due 01/25/2029                                 23,900         22,728
   6.570% due 07/25/2029                                 44,000         42,585
   6.580% due 07/25/2029                                 55,500         54,918
Merrill Lynch Mortgage Investors, Inc.
   7.068% due 06/15/2021 (d)                              4,906          4,785
   6.658% due 06/15/2021                                  2,552          2,523
   6.808% due 06/15/2021 (d)                              5,229          5,079
   6.950% due 06/18/2029                                 40,148         39,744
Midland Realty Acceptance Corp.
   7.020% due 01/25/2029                                 23,022         22,658
Morgan Stanley Capital
   6.860% due 05/15/2006                                  2,386          2,349
   6.190% due 01/15/2007                                 25,166         24,192
   6.160% due 04/03/2009                                 14,006         13,297
   7.460% due 02/15/2020                                 11,450         11,457
   6.590% due 10/03/2030                                  5,806          5,646
Morgan Stanley, Dean Witter, Discover and Co.
   6.044% due 07/25/2027 (d)                                988            983
Mortgage Capital Funding, Inc.
   7.800% due 04/15/2006                                    500            501
   7.008% due 09/20/2006                                 15,545         15,061

                                                      See accompanying notes  97

Total Return Fund
March 31, 2000                                      Principal
                                                       Amount           Value
                                                       (000s)          (000s)
--------------------------------------------------------------------------------
Nacional Financiera
  22.000% due 05/20/2002 (d)                         $300,000        $ 35,685
NationsBanc Montgomery Funding Corp.
   6.500% due 07/25/2028                               14,470          13,159
   6.250% due 10/25/2028                                2,000           1,780
Nationslink Funding Corp.
   5.805% due 02/10/2001                               23,781          23,613
   6.333% due 10/22/2004                                7,172           6,991
   6.240% due 04/10/2007 (d)                            8,163           8,166
Nomura Asset Securities Corp.
   7.602% due 05/25/2024 (d)                            2,934           3,007
Norwest Asset Securities Corp.
   6.750% due 12/25/2012                               18,016          17,444
   6.750% due 09/25/2027                                3,591           3,464
   6.350% due 04/25/2028                                2,443           2,412
   6.750% due 05/25/2028                                5,000           4,585
   6.250% due 08/25/2028                                5,356           5,276
   6.750% due 10/25/2028                               17,236          16,047
   6.500% due 12/25/2028                               20,000          18,203
   6.500% due 01/25/2029                                1,072             866
   6.500% due 02/25/2029                               60,000          54,770
   5.950% due 04/25/2029                              112,115         106,793
   6.500% due 04/25/2029                               26,751          24,314
   6.300% due 04/25/2029                                9,559           9,106
   6.200% due 04/25/2029                               77,385          73,515
   5.950% due 04/25/2029                               17,152          16,809
   6.000% due 05/25/2029                               19,713          19,102
   6.500% due 06/25/2029                               46,178          41,895
   6.750% due 08/25/2029                                  787             772
   7.000% due 09/25/2029                                3,333           2,889
   6.500% due 10/25/2029                                1,990           1,811
   7.000% due 11/25/2029                               14,942          14,149
PaineWebber Mortgage
   6.000% due 04/25/2009                               11,951          11,246
PNC Mortgage Securities Corp.
   6.750% due 06/25/2016                               12,180          11,924
   7.000% due 10/25/2027                               36,240          34,316
   6.750% due 12/25/2027                                7,230           6,446
   6.500% due 02/25/2028                                1,777           1,763
   7.000% due 02/25/2028                               25,767          24,508
   6.984% due 02/25/2028                                9,666           9,304
   6.625% due 03/25/2028                                  926             899
   7.000% due 05/25/2028                                6,918           6,785
   6.550% due 07/25/2028                               24,500          24,071
   6.750% due 07/25/2028                                3,527           3,282
   6.750% due 09/25/2028                                4,000           3,721
   6.750% due 10/25/2028                               26,133          24,441
   6.750% due 12/25/2028                               21,709          20,160
   6.250% due 01/25/2029                                9,263           8,291
   6.300% due 03/25/2029                               10,000           8,937
   6.500% due 06/25/2029                               48,600          44,114
   6.200% due 06/25/2029                               54,237          51,956
Prudential Bache
   6.151% due 09/01/2018 (d)                              234             229
   8.400% due 03/20/2021                                6,706           6,770
Prudential Home Mortgage Securities
   2.109% due 12/25/2000 (d)                              209             203
   7.000% due 01/25/2008                               23,860          23,472
   6.400% due 04/25/2009                                1,158           1,150
   6.950% due 11/25/2022                                  222             202
   7.000% due 07/25/2023                               12,657          12,463
   6.750% due 10/25/2023                                9,293           7,385
   7.756% due 11/25/2023 (d)                              872             868
   5.900% due 12/25/2023                                7,323           7,203
   6.050% due 04/25/2024                                3,571           3,524
   6.800% due 05/25/2024                               10,605           9,605
   6.000% due 05/25/2024                                    4               4
   6.450% due 11/25/2025                                5,264           4,533
   2.601% due 12/25/2025 (d)                              281             273
Prudential Securities Secured Financing Corp.
   6.074% due 01/15/2008                               12,945          12,247
   6.955% due 06/15/2008                               20,169          19,738
PSB Financial Corp.
  11.050% due 12/01/2015                                  477             479
Resecuritization Mortgage Trust
   6.750% due 06/19/2028                               18,343          17,236
Residential Accredit Loans, Inc.
   6.250% due 03/25/2014                                  318             301
   7.250% due 06/25/2027                                2,100           2,028
   7.500% due 08/25/2027                               15,000          14,621
   7.000% due 02/25/2028                               41,115          39,084
   6.500% due 12/25/2028                                  400             364
   6.500% due 05/25/2029                                3,000           2,727
   6.750% due 06/25/2029                                  963             923
Residential Asset Securitization Trust
   7.375% due 03/25/2027                                5,142           4,949
   7.000% due 03/25/2027                                   18              18
   7.000% due 10/25/2027                               19,642          18,452
   6.750% due 06/25/2028                               18,259          17,775
   6.500% due 12/25/2028                                1,250           1,116
   6.500% due 03/25/2029                               22,700          21,260
Residential Funding Mortgage Securities, Inc.
   7.000% due 08/25/2008                                6,650           6,606
   7.500% due 09/25/2011                               19,385          19,270
   7.000% due 05/25/2012                                3,095           2,977
   6.500% due 12/25/2012                               18,126          17,105
   7.750% due 09/25/2022                                  444             441
   8.000% due 01/25/2023                                3,045           3,055
   8.000% due 02/25/2023                                9,298           9,273
   6.500% due 11/25/2023                                1,660           1,487
   7.500% due 09/25/2025                               14,305          14,226
   7.500% due 12/25/2025                                  952             939
   7.750% due 11/25/2026                                9,000           9,007
   7.500% due 04/25/2027                                6,253           6,106
   7.500% due 06/25/2027                               51,535          50,361
   7.500% due 07/25/2027                               25,265          25,123
   7.250% due 08/25/2027                               16,000          15,475
   7.250% due 10/25/2027                               43,645          42,043
   7.000% due 11/25/2027                               17,000          16,010
   6.750% due 02/25/2028                               14,038          13,560
   6.750% due 05/25/2028                               60,741          55,992
   6.750% due 06/25/2028                               72,098          65,971
   6.750% due 08/25/2028                               10,000           9,381
   6.750% due 09/25/2028                               65,993          61,301
   6.500% due 10/25/2028                               52,000          47,338
   6.250% due 11/25/2028                                3,000           2,677
   6.500% due 12/25/2028                               23,400          21,216
   6.500% due 01/25/2029                               72,314          65,973
   6.500% due 03/25/2029                                6,980           6,370
   6.200% due 05/25/2029                               89,761          88,290
   6.500% due 06/25/2029                               10,974           8,055
   6.750% due 07/25/2029                               22,600          20,923
   7.000% due 10/25/2029                               25,260          23,877
   7.500% due 11/25/2029                               12,338          11,793
Resolution Trust Corp.
   6.180% due 09/25/2020 (d)(m)                        12,262           4,537
   7.331% due 09/25/2020 (d)                            1,759           1,547
   8.560% due 06/25/2021 (d)                              277             276
   8.686% due 08/25/2021                                7,297           7,268
   8.138% due 10/25/2021 (d)                              158             157
   8.625% due 10/25/2021                                  145             145
   5.585% due 10/25/2021 (d)                              139             137
   8.640% due 05/25/2022 (d)                            1,536           1,524
   7.875% due 08/25/2023 (d)                            2,001           2,003
   8.835% due 12/25/2023                                3,300           3,347
   9.450% due 05/25/2024                                9,677           9,640
   7.100% due 12/25/2024                                  643             640
   7.654% due 10/25/2028 (d)                            5,814           5,832
   6.824% due 10/25/2028 (d)                           15,215          15,311
   7.515% due 05/25/2029 (d)                            2,950           2,921
   6.788% due 05/25/2029 (d)                            2,854           2,830
RMF Commercial Mortgage Securities, Inc.
   6.715% due 01/15/2019                                  235             225
Ryan Mortgage Acceptance Corp.
   9.450% due 10/01/2016                                   81              83
Ryland Acceptance Corp.
  11.500% due 12/25/2016                                   97              97
   8.200% due 09/25/2022                                   30              30
  14.000% due 11/25/2031                                  896             943

98  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Ryland Mortgage Securities Corp.
    8.200% due 06/25/2021                                   $      35  $      35
    7.706% due 08/25/2022 (d)                                   1,995      2,043
    7.132% due 08/25/2029 (d)                                   2,769      2,785
    6.816% due 10/25/2031 (d)                                   4,546      4,501
Salomon Brothers Mortgage Securities
    7.669% due 11/25/2022 (d)                                     585        585
    8.528% due 07/01/2024 (d)                                   4,525      4,584
    6.219% due 04/25/2029 (d)                                  27,697     27,699
    6.259% due 04/25/2029 (d)                                   7,169      7,170
Santa Barbara Savings
    9.500% due 11/20/2018                                       2,228      2,224
Saxon Mortgage
    6.250% due 04/25/2009                                       4,225      4,181
    6.500% due 02/25/2024                                       2,082      2,033
    8.459% due 09/25/2024 (d)                                   4,464      4,526
Securitized Asset Sales, Inc.
    7.707% due 10/25/2023 (d)                                   1,534      1,528
    7.585% due 12/26/2023 (d)                                   1,321      1,299
    7.410% due 09/25/2024 (d)                                   9,900      9,816
Security Pacific National Bank
    6.004% due 03/25/2018 (d)                                      91         89
Small Business Investment Co.
    7.540% due 08/10/2009                                      87,128     87,396
    8.017% due 02/10/2010                                     104,000    106,791
    7.640% due 03/26/2010                                      69,185     68,860
Southern Pacific Secured Assets Corp.
    6.049% due 06/25/2028 (d)                                  41,153     40,748
Starwood Commercial Mortgage
    6.600% due 02/03/2009                                      12,054     11,684
Structured Asset Mortgage Investments, Inc.
    6.905% due 06/25/2028 (d)                                  40,348     38,812
    6.250% due 11/25/2028                                      14,878     13,263
    6.750% due 01/25/2029                                      10,000      9,281
    6.300% due 05/25/2029                                      21,766     20,944
    6.585% due 06/25/2029 (d)                                  31,842     31,570
    7.250% due 07/25/2029                                      27,623     27,171
    6.750% due 05/02/2030                                      22,701     20,970
Structured Asset Notes Transactions Ltd.
    6.650% due 08/30/2005                                      21,085     20,190
Structured Asset Securities Corp.
    7.000% due 12/25/2027                                      51,500     48,812
TMA Mortgage Funding Trust
    6.259% due 01/25/2029                                      37,974     37,974
Union Planters Mortgage Finance Corp.
    6.750% due 01/25/2028                                       4,000      3,729
    6.800% due 01/25/2028                                      15,000     14,343
Vendee Mortgage Trust
    7.750% due 03/15/2016                                         427        427
    7.500% due 08/15/2017                                         370        371
    7.750% due 05/15/2018                                         550        554
    6.500% due 05/15/2020                                      27,833     25,449
    6.836% due 01/15/2030                                      16,957     16,160
Western Federal Savings & Loan
    7.235% due 06/25/2021 (d)                                   3,808      3,794
                                                                       ---------
                                                                       6,822,531
                                                                       =========
Federal Home Loan Mortgage Corporation 1.5%
    5.000% due 10/15/2020                                       1,000        939
    5.500% due 04/01/2001-04/13/2030 (g)                        6,105      5,446
    5.750% due 08/15/2020                                         300        292
    5.861% due 12/01/2026 (d)                                   6,618      6,484
    6.000% due 12/01/2000-02/15/2025 (g)                       44,777     43,360
    6.125% due 04/01/2017-06/01/2017 (d)(g)                        56         56
    6.340% due 10/25/2023 (d)                                  16,742     17,209
    6.500% due 07/01/2001-05/01/2029 (g)                      169,067    153,868
    6.537% due 11/01/2026 (d)                                   8,141      8,191
    6.704% due 11/01/2028 (d)                                  26,446     25,833
    6.750% due 01/17/2025                                      10,220     10,082
    6.775% due 11/01/2003                                          69         68
    6.826% due 07/01/2022 (d)                                   1,064      1,091
    6.863% due 07/01/2025 (d)                                   7,207      7,239
    6.900% due 07/01/2023 (d)                                     604        629
    6.922% due 05/01/2023 (d)                                     986      1,017
    6.945% due 08/01/2023 (d)                                   1,069      1,109
    6.957% due 08/01/2023 (d)                                   5,750      6,004
    7.000% due 05/01/2000-07/01/2028 (g)                       14,663     14,478
    7.014% due 08/01/2024 (d)                                     208        216
    7.062% due 08/01/2023 (d)                                     514        530
    7.085% due 05/01/2027 (d)                                   1,045      1,080
    7.130% due 09/01/2023 (d)                                   2,562      2,675
    7.141% due 09/01/2023 (d)                                  10,793     11,178
    7.168% due 10/01/2023-07/01/2024 (d)(g)                     3,256      3,374
    7.200% due 10/01/2006                                      73,733     72,409
    7.243% due 09/01/2023 (d)                                   1,547      1,602
    7.269% due 04/01/2024 (d)                                   7,202      7,387
    7.281% due 09/01/2027 (d)                                   2,949      2,966
    7.324% due 10/01/2023 (d)                                   1,820      1,869
    7.329% due 08/01/2023 (d)                                       9         10
    7.342% due 06/01/2024 (d)                                   1,143      1,180
    7.347% due 10/01/2023 (d)                                     994      1,021
    7.492% due 04/01/2029 (d)                                   1,421      1,462
    7.498% due 01/01/2024 (d)                                     536        550
    7.500% due 09/01/2003-08/01/2027 (g)                       11,158     11,134
    7.625% due 01/01/2019 (d)                                       8          8
    7.631% due 09/01/2023 (d)                                   1,513      1,549
    7.750% due 04/01/2007                                          27         27
    7.751% due 05/01/2023 (d)                                   1,832      1,868
    7.777% due 04/01/2023 (d)                                     524        536
    7.818% due 01/01/2024 (d)                                     488        502
    7.834% due 07/01/2023 (d)                                   1,977      2,032
    7.907% due 10/01/2023 (d)                                     507        524
    7.954% due 11/01/2023 (d)                                     416        426
    7.957% due 10/01/2023 (d)                                   1,207      1,251
    7.980% due 11/01/2023 (d)                                     316        325
    8.000% due 01/01/2002-09/01/2018 (g)                        3,279      3,279
    8.188% due 11/01/2023 (d)                                     347        350
    8.250% due 08/01/2007-12/01/2009 (g)                          192        196
    8.500% due 09/01/2001-11/01/2024 (g)                        5,353      5,458
    8.750% due 02/01/2001-12/01/2010 (g)                          149        150
    8.900% due 11/15/2020                                      13,289     13,526
    9.000% due 01/01/2002-09/15/2020 (g)                          638        649
    9.250% due 06/01/2009-11/01/2013 (g)                          104        108
    9.500% due 08/01/2001-12/01/2022 (g)                        1,447      1,509
    9.750% due 03/01/2001-05/01/2009 (g)                           62         64
   10.000% due 06/01/2004-03/01/2021 (g)                        1,134      1,185
   10.100% due 09/01/2016                                         321        341
   10.250% due 03/15/2009-05/01/2009 (g)                        1,200      1,271
   10.500% due 10/01/2017-01/01/2021 (g)                          448        481
   11.000% due 11/01/2009-05/01/2020 (g)                          682        729
   11.250% due 10/01/2009-09/01/2015 (g)                          133        143
   11.500% due 05/01/2000-01/01/2018 (g)                           80         87
   12.500% due 12/01/2012                                          19         20
   13.250% due 10/01/2013                                          80         90
   14.000% due 04/01/2016                                          21         24
   15.500% due 08/01/2011-11/01/2011 (g)                           16         18
   16.250% due 05/01/2011                                           3          3
                                                                       ---------
                                                                         462,767
                                                                       =========
Federal Housing Administration 1.5%
    6.500% due 02/15/2001-03/01/2040 (g)                        8,005      7,322
    6.630% due 05/28/2039-07/01/2040 (g)                        3,091      2,843
    6.687% due 07/25/2040                                       6,054      5,676
    6.750% due 07/15/2001                                       6,157      5,790
    6.755% due 06/25/2039-03/01/2041 (g)                       17,647     16,206
    6.780% due 05/28/2039                                       3,908      3,691
    6.790% due 05/01/2039                                      10,902     10,688
    6.830% due 12/01/2039                                       3,497      3,313
    6.875% due 11/01/2015                                       3,153      2,960
    6.880% due 10/25/2040-02/01/2041 (g)                       22,283     20,728
    6.896% due 07/01/2020                                      24,393     22,929
    6.900% due 12/01/2040                                      22,769     21,502
    6.930% due 01/01/2036                                      15,969     15,800
    7.000% due 11/15/2040                                       1,801      1,693
    7.050% due 03/25/2040                                       4,517      4,238
    7.125% due 03/01/2034                                       4,427      4,246
    7.211% due 12/01/2021                                       2,741      2,723
    7.250% due 12/01/2021-06/01/2040 (g)                       19,996     19,652
    7.310% due 06/01/2041                                      23,566     22,851
    7.315% due 08/01/2019                                      34,187     32,638
    7.317% due 05/01/2019                                       4,850      4,658
    7.350% due 11/01/2022                                       6,080      6,032


                                                      See accompanying notes  99

Total Return Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
    7.375% due 03/01/2019-01/01/2024 (g)                 $     15,732  $  15,384
    7.400% due 02/01/2021                                       2,290      2,284
    7.430% due 12/01/2016-05/01/2025 (g)                      116,016    115,048
    7.450% due 04/01/2040                                       2,507      2,464
    7.465% due 11/01/2019                                      31,958     31,896
    7.500% due 03/01/2032-09/30/2039 (g)                       12,885     12,626
    7.580% due 04/01/2040                                       5,109      5,020
    7.630% due 08/01/2041                                      17,187     16,856
    7.650% due 11/01/2018-11/01/2040 (g)                        7,560      7,449
    7.700% due 03/15/2041                                       5,557      5,521
    7.750% due 11/15/2039                                       5,538      5,488
    7.880% due 12/01/2039                                      13,423     13,462
    8.250% due 10/29/2023-01/01/2041 (g)                        9,545      9,628
                                                                       ---------
                                                                         481,305
                                                                       =========
Federal National Mortgage Association 1.2%
    4.750% due 11/14/2003                                         250        232
    5.000% due 12/25/2021-04/18/2027 (g)                        2,000      1,768
    5.500% due 02/01/2014-12/01/2028 (g)                          258        235
    5.650% due 04/25/2005                                          40         39
    5.911% due 09/01/2017 (d)                                   4,592      4,406
    5.919% due 09/01/2024 (d)                                   2,201      2,145
    5.922% due 11/01/2035 (d)                                       0          0
    6.000% due 05/01/2000-05/01/2029 (g)                       46,987     43,790
    6.090% due 12/01/2008                                          49         46
    6.190% due 04/01/2027 (d)                                     148        146
    6.200% due 04/25/2005                                          31         31
    6.250% due 07/25/2007                                         100         99
    6.390% due 05/25/2036                                      28,696     24,160
    6.420% due 12/01/2007                                         150        142
    6.450% due 09/25/2016                                       2,461      2,437
    6.500% due 04/01/2003-06/17/2038 (g)                       50,514     46,674
    6.573% due 04/01/2026 (d)                                   1,286      1,292
    6.600% due 09/25/2018                                       3,376      3,359
    6.633% due 12/01/2027 (d)                                   9,222      9,224
    6.687% due 08/01/2027 (d)                                  45,986     45,640
    6.750% due 08/01/2003                                         296        295
    6.752% due 09/01/2024 (d)                                   1,442      1,479
    6.835% due 07/01/2003                                          67         66
    6.843% due 07/01/2024 (d)                                   4,961      5,076
    6.925% due 10/01/2027 (d)                                   5,509      5,529
    6.950% due 03/25/2026                                         300        296
    7.000% due 07/01/2001-12/20/2027 (g)                      124,671    122,451
    7.030% due 11/01/2025 (d)                                   1,409      1,450
    7.050% due 11/01/2025 (d)                                   4,246      4,431
    7.102% due 05/01/2024 (d)                                   2,549      2,692
    7.136% due 09/01/2022 (d)                                   1,330      1,358
    7.190% due 05/01/2026 (d)                                     652        675
    7.227% due 09/01/2025 (d)                                   2,049      2,105
    7.250% due 05/01/2002-01/01/2023 (g)                       11,048     10,732
    7.261% due 09/01/2022 (d)                                   1,387      1,407
    7.289% due 03/01/2025 (d)                                   3,356      3,455
    7.332% due 11/01/2025 (d)                                   2,193      2,253
    7.340% due 01/01/2026 (d)                                   1,329      1,365
    7.350% due 09/01/2027 (d)                                   2,003      2,055
    7.409% due 11/01/2023 (d)                                   1,050      1,077
    7.450% due 11/01/2023 (d)                                     167        172
    7.465% due 10/01/2023 (d)                                     382        394
    7.491% due 01/01/2024 (d)                                   2,014      2,068
    7.500% due 10/01/2002-12/01/2022 (g)                        4,098      4,093
    7.555% due 12/01/2023 (d)                                     889        904
    7.565% due 12/01/2023 (d)                                   1,102      1,127
    7.566% due 09/01/2023 (d)                                   3,137      3,284
    7.579% due 01/01/2024 (d)                                     424        431
    7.652% due 02/01/2026 (d)                                     592        602
    7.690% due 01/01/2024 (d)                                     696        707
    7.750% due 06/01/2009                                         170        171
    7.853% due 03/01/2026 (d)                                   2,344      2,395
    7.896% due 01/01/2024 (d)                                     197        202
    8.000% due 09/01/2001-02/17/2025 (g)                        3,090      3,120
    8.250% due 10/01/2008-02/01/2017 (g)                          538        547
    8.500% due 07/01/2001-02/01/2022 (g)                        2,309      2,355
    9.000% due 10/01/2004-04/01/2017 (g)                          897        924
    9.250% due 10/01/2001                                           6          6
    9.500% due 12/01/2006-07/01/2022 (g)                           76         80
    9.750% due 11/01/2008                                          60         63
   10.000% due 09/01/2003-05/01/2022 (g)                          904        960
   10.500% due 01/01/2016-04/01/2022 (g)                          601        645
   10.750% due 03/01/2014                                          25         27
   11.000% due 09/01/2019-11/01/2020 (g)                          149        163
   11.500% due 08/20/2016-11/01/2019 (g)                           92        100
   12.000% due 05/01/2016                                          10         11
   12.500% due 10/01/2015                                          37         41
   13.000% due 09/01/2013                                          35         39
   13.250% due 09/01/2011                                          14         16
   14.500% due 11/01/2011-01/01/2013 (g)                           49         55
   14.750% due 08/01/2012-11/01/2012 (g)                          177        208
   15.000% due 10/15/2012                                          95        112
   15.500% due 10/01/2012-12/01/2012 (g)                           16         19
   15.750% due 12/01/2011-08/01/2012 (g)                          111        130
   16.000% due 09/01/2012                                         125        144
                                                                       ---------
                                                                         382,427
                                                                       =========
Government National Mortgage Association 24.6%
    5.500% due 04/20/2024-04/19/2030 (d)(g)                   104,876    100,405
    5.650% due 10/15/2012                                          11         10
    6.000% due 10/15/2008-04/19/2030 (d)(g)                 1,991,708  1,832,909
    6.125% due 11/20/2027 (d)                                     283        285
    6.320% due 02/16/2030 (d)                                  14,749     14,729
    6.375% due 06/20/2021-03/20/2028 (d)(g)                   536,285    538,203
    6.500% due 05/15/2001-10/15/2038 (d)(g)                 2,645,136  2,493,882
    6.625% due 01/15/2040                                       9,635      9,069
    6.750% due 07/15/2001-06/20/2028 (d)(g)                   434,602    432,182
    6.800% due 09/15/2001-10/15/2040                            3,000      2,886
    6.820% due 09/15/2001                                      15,415     14,872
    6.850% due 10/15/2040                                       1,706      1,607
    6.875% due 04/20/2023 (d)                                     341        347
    7.000% due 10/15/2001-04/19/2030 (g)                      551,688    533,275
    7.125% due 12/20/2020-12/20/2027 (d)(g)                   375,938    380,367
    7.250% due 08/20/2027 (d)                                      50         51
    7.500% due 01/15/2003-05/22/2030 (d)(g)                 1,290,953  1,279,342
    7.700% due 02/15/2002                                       1,196      1,185
    7.750% due 07/15/2001                                       1,520      1,509
    8.000% due 05/15/2001-04/19/2030 (g)                       78,758     79,383
    8.125% due 07/15/2001-12/01/2039 (g)                        3,680      3,722
    8.250% due 08/15/2004-05/15/2022 (g)                          460        469
    8.500% due 06/15/2001-01/20/2027 (g)                        6,370      6,506
    8.750% due 03/15/2007-07/15/2007 (g)                          100        101
    9.000% due 06/15/2001-07/20/2022 (g)                        4,910      5,116
    9.250% due 07/15/2003-12/20/2016 (g)                          199        205
    9.500% due 04/15/2001-08/15/2023 (g)                        4,746      4,999
    9.750% due 09/15/2002-01/15/2021 (g)                          136        140
   10.000% due 04/15/2001-02/15/2025 (g)                        5,751      6,136
   10.250% due 02/20/2019                                          28         30
   10.500% due 06/15/2004-09/15/2021 (g)                          788        848
   11.000% due 01/15/2001-03/15/2019 (g)                          261        282
   11.250% due 03/15/2001-12/20/2015 (g)                           37         40
   11.500% due 10/15/2010-10/15/2013 (g)                           50         56
   12.000% due 11/15/2012-05/15/2016 (g)                          262        293
   12.500% due 01/15/2011                                           1          1
   13.000% due 12/15/2012-10/15/2014 (g)                           20         23
   13.250% due 10/20/2014                                          20         23
   13.500% due 10/15/2012-11/15/2014 (g)                          108        124
   15.000% due 02/15/2012-10/15/2012 (g)                           99        118
   16.000% due 01/15/2012-05/15/2012 (g)                           72         86
   17.000% due 11/15/2011-12/15/2011 (g)                           71         87
                                                                       ---------
                                                                       7,745,903
                                                                       =========
Other Mortgage-Backed Securities 0.7%
Bank of America
    9.000% due 03/01/2008                                          40         41
CDC Depositor Trust I
    6.212% due 01/15/2003 (d)                                  20,709     20,632
Citibank, NA
    8.000% due 07/25/2018                                          45         45
Commercial Mortgage Asset Trust
    6.640% due 09/17/2010                                         455        426
Countrywide Funding Corp.
    6.750% due 03/25/2024                                      11,854     10,313
DBL Mortgage Funding
    9.500% due 08/01/2019                                           8          8


100 See accompanying notes

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
   11.875% due 06/15/2013                               $         40  $       42
FFCA Secured Lending Corp.
    7.850% due 05/18/2017                                     28,900      28,778
First Interstate Bancorp
    9.125% due 01/01/2009 (l)                                     10          10
General Electric Capital Mortgage Services, Inc.
    7.250% due 07/25/2011                                      2,638       2,630
General Electric Credit Corp.
    8.000% due 03/01/2002 (l)                                     13          14
German American Capital Corp.
    8.360% due 09/30/2002                                        965         940
    4.306% due 07/01/2018 (d)                                  8,531       8,321
Great Western Savings & Loan
    5.952% due 08/01/2017 (d)                                    127         122
Guardian
    6.521% due 12/25/2018 (d)                                     50          50
Home Savings of America
    8.464% due 08/01/2006                                         56          55
    5.722% due 05/25/2027 (d)                                  2,315       2,196
    6.066% due 08/20/2029 (d)                                  8,761       8,597
Imperial Savings & Loan
    8.221% due 01/25/2017 (d)                                     63          63
    8.847% due 07/25/2017 (d)                                    248         247
LTC Commercial Corp.
    7.100% due 11/28/2012                                      3,232       3,201
Merrill Lynch Mortgage
    7.428% due 06/15/2021 (d)                                  1,089       1,065
Mid-State Trust
    8.330% due 04/01/2030                                     66,403      67,037
Morgan Stanley Mortgage Trust
    8.150% due 07/20/2021                                          5           5
Resolution Trust Corp.
    7.408% due 09/25/2020 (d)                                    218         205
    6.897% due 05/25/2029 (d)                                  3,504       3,462
Salomon Brothers Mortgage Securities
   11.500% due 09/01/2015                                        819         820
Sasco Floating Rate Commercial Mortgage
    6.280% due 11/20/2001 (d)                                 58,183      58,326
Sears Mortgage
   12.000% due 02/25/2014                                        617         615
    7.431% due 10/25/2022 (d)                                  2,135       2,159
TIAA Retail Commercial Mortgage
    7.170% due 04/15/2008                                      9,563       9,394
Western Federal Savings & Loan
    6.523% due 11/25/2018 (d)                                      6           6
                                                                      ----------
                                                                         229,825
                                                                      ==========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
    7.200% due 07/25/2024                                        339          33
Federal Home Loan Mortgage Corp. (IO)
    6.500% due 08/15/2006                                        244           6
    6.500% due 11/15/2006                                        606          14
    6.500% due 03/15/2007                                        726          15
    5.750% due 09/15/2007 (d)                                  5,714         348
    6.000% due 10/15/2007                                        275          18
    6.000% due 01/15/2008                                        128           7
    5.428% due 02/15/2008 (d)                                    576          50
    6.400% due 10/15/2008                                         87           8
    6.500% due 08/15/2016                                        742          12
    6.500% due 08/15/2017                                        189           4
    7.000% due 04/15/2018                                        873          56
    7.500% due 08/15/2018                                         39           1
    8.845% due 01/15/2021                                          2          45
    9.000% due 05/15/2022                                        103          27
    6.500% due 09/15/2023                                        335          42
Federal National Mortgage Association (IO)
    6.500% due 07/25/2006                                      1,143          35
    7.272% due 09/25/2006                                          3          24
    6.500% due 02/25/2007                                      1,579          95
    6.500% due 07/25/2007                                        418          18
    6.500% due 09/25/2007                                      2,093         137
    6.500% due 10/25/2007                                        660          37
    6.500% due 03/25/2009 (d)                                 28,048         546
    7.000% due 08/25/2016                                         48           0
    6.500% due 08/25/2020                                      2,666         264
   10.070% due 01/25/2021                                          0           4
    7.500% due 04/25/2021                                      1,700         282
    9.032% due 08/25/2021                                          6         160
    0.950% due 11/25/2021 (d)                                 26,064         387
    6.500% due 10/25/2022                                        166          15
    6.500% due 01/25/2023                                      3,029         486
Federal National Mortgage Association (PO)
    0.000% due 09/01/2007                                        752         593
    0.000% due 02/25/2021                                        606         592
    0.000% due 06/25/2022                                        589         560
    0.000% due 08/25/2023                                        295         197
PaineWebber (IO)
   13.595% due 08/01/2019                                          1          43
Vendee Mortgage Trust (IO)
    0.542% due 06/15/2023 (d)                                161,672       2,854
                                                                      ----------
                                                                           8,015
                                                                      ----------
Total Mortgage-Backed Securities                                      16,132,773
(Cost $16,410,409)                                                    ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.0%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
    6.325% due 05/25/2027 (d)                                    667         657
    6.525% due 08/25/2029 (d)                                  3,040       3,050
Advanta Revolving Home Equity Loan Trust
    6.249% due 01/25/2024 (d)                                 32,588      32,609
AFC Home Equity Loan Trust
    6.806% due 10/25/2026 (d)                                  2,711       2,727
Allied Waste Industries, Inc.
    8.938% due 07/30/2006                                      9,736       8,838
Allied Waste North America, Inc.
    8.938% due 07/30/2006 (d)                                 17,309      15,713
    9.125% due 07/30/2007 (d)                                 24,881      22,587
    9.188% due 07/30/2007 (d)                                  7,573       6,875
America West Airlines
   10.500% due 01/02/2004 (d)                                     20          20
American Express Credit Account Master Trust
    6.800% due 12/15/2003                                      1,500       1,496
American Express Master Trust
    7.850% due 08/15/2005                                        220         225
American Stores Co.
    6.504% due 08/30/2004                                     20,000      19,776
Americredit Automobile Receivable Trust
    6.540% due 05/12/2001                                        222         222
    5.304% due 10/12/2002                                     17,594      17,494
    5.780% due 05/12/2003                                     43,000      42,272
Amresco Residential Securities Mortgage Loan Trust
    6.325% due 10/25/2027 (d)                                  2,920       2,919
    6.280% due 05/25/2028 (d)                                 18,759      18,748
    7.875% due 09/25/2028 (d)                                  2,448       2,356
Arcadia Automobile Receivables Trust
    6.250% due 09/15/2002                                     45,649      45,611
    5.900% due 11/15/2002                                     17,289      17,248
    6.300% due 07/15/2003                                     26,025      25,735
    6.900% due 12/15/2003                                     19,431      19,333
Associates Manufactured Housing
    7.000% due 03/15/2027                                      6,258       6,256
Banc One Home Equity Trust
    6.460% due 06/25/2029                                     30,682      30,508
BankBoston Home Equity Loan Trust
    6.280% due 11/25/2010                                         82          82
Bayview Financial Acquisition
    6.429% due 02/25/2029 (d)                                  5,593       5,597
Brazos Student Loan Finance Co.
    6.430% due 06/01/2023 (d)                                 32,700      32,368
    6.093% due 12/01/2025 (d)                                 22,750      22,797
California Infrastructure
    6.150% due 06/25/2002                                      1,143       1,142
Champion Home Equity Loan Trust
    6.139% due 03/25/2029 (d)                                  5,467       5,431
Charter Commercial Holdings LLC
    8.540% due 03/31/2008                                     19,297      19,134
    8.580% due 03/31/2008                                     22,703      22,510


                                                     See accompanying notes  101

Total Return Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Chase Credit Card Master Trust
    6.660% due 01/15/2007                                    $    645  $     631
Chase Manhattan Auto Owner Trust
    5.750% due 10/15/2001                                         221        221
Chase Manhattan Grantor Trust
    5.200% due 02/15/2002                                         157        156
    6.610% due 09/15/2002                                       1,119      1,119
Chase Mortgage Finance Corp.
    6.750% due 10/25/2028                                      39,000     36,191
Citibank Credit Card Master Trust
    6.473% due 05/15/2002                                         600        600
CMC Securities Corp. IV
    7.250% due 11/25/2027                                       1,221      1,184
Columbia/HCA Healthcare
    6.730% due 07/15/2045                                      14,760     13,682
Community Program Loan Trust
    4.500% due 10/01/2018                                      25,435     22,574
    4.500% due 04/01/2029                                      26,000     19,159
Conseco Finance
    6.290% due 10/15/2030                                      20,072     20,042
Contimortgage Home Equity Loan Trust
    6.174% due 10/15/2012 (d)                                   6,628      6,622
    6.130% due 03/15/2013                                       4,262      4,242
    6.420% due 04/25/2014                                         494        491
    6.400% due 06/15/2014                                       2,000      1,978
    6.770% due 01/25/2018                                      41,700     40,722
    6.990% due 03/15/2021                                         350        348
    6.930% due 11/25/2022                                      36,800     36,249
    7.220% due 01/15/2028                                          80         79
    6.144% due 06/15/2028 (d)                                   3,780      3,774
    6.214% due 08/15/2028 (d)                                   1,393      1,392
Copelco Capital Funding Corp.
    6.340% due 07/20/2004                                          13         13
CPS Auto Trust
    5.995% due 06/15/2002                                       7,000      6,993
Cross Country Master Credit
    6.281% due 06/15/2006 (d)                                     300        300
CS First Boston Mortgage Securities Corp.
    6.750% due 09/25/2028                                       6,960      6,475
Daimler-Benz Vehicle Trust
    5.230% due 12/20/2001                                         110        110
    6.050% due 03/31/2005                                       3,224      3,208
Delta Air Lines Equipment Trust
    9.230% due 07/02/2002 (l)                                   7,081      7,211
   10.500% due 01/02/2007 (l)                                   6,167      6,756
   10.570% due 01/02/2007 (l)                                  15,881     18,105
    9.550% due 01/02/2008 (l)                                   7,773      8,138
   10.430% due 01/02/2011                                         960      1,042
   10.000% due 06/05/2013                                      10,828     11,795
Delta Funding Home Equity Loan
    6.140% due 02/15/2018                                      38,082     37,907
    6.191% due 09/15/2029 (d)                                  12,019     12,072
Discover Card Master Trust
    5.600% due 05/16/2006                                       1,600      1,518
    6.260% due 10/16/2013 (d)                                     400        404
Duck Auto Grantor Trust
    5.650% due 03/15/2004                                       8,073      7,950
DVI Business Credit Receivable
    6.461% due 10/15/2003 (d)                                   3,850      3,894
EQCC Home Equity Loan Trust
    6.235% due 04/15/2008                                          10         10
    6.050% due 01/25/2010                                         254        253
    6.548% due 04/25/2010                                         446        443
    6.710% due 07/15/2011                                         226        226
    6.045% due 10/15/2027 (d)                                     988        987
    5.770% due 03/20/2029                                         249        247
Equivantage Home Equity Loan Trust
    6.550% due 10/25/2025                                          87         85
Felco Funding LLC
    5.980% due 09/15/2001                                         453        451
Fidelity Equipment Lease Trust
    5.860% due 09/15/2001                                      27,949     27,823
First Alliance Mortgage Loan Trust
    6.451% due 03/20/2031 (d)                                  17,761     17,772
    6.850% due 11/15/2002                                          34         34
First Omni Bank
    6.650% due 09/15/2003 (d)                                   1,500      1,495
First Plus Home Loan Trust
    6.800% due 03/10/2012                                       9,940      9,929
First Security Auto Grantor Trust
    6.100% due 04/15/2003                                       1,126      1,123
    5.970% due 04/15/2004                                         168        166
First Security Auto Owner Trust
    5.492% due 04/15/2002                                         200        200
First Security Corp.
    5.875% due 11/01/2003                                       9,000      8,520
First Union Master Credit Card Trust
    6.633% due 09/15/2003                                      88,750     88,900
First USA Credit Card Master Trust
    6.125% due 09/17/2003 (d)                                     300        300
FMAC Loan Receivables Trust
    6.200% due 09/15/2020                                         300        289
    6.500% due 09/15/2020                                         246        222
    6.830% due 09/15/2020                                         680        612
Ford Credit Auto Owner Trust
    6.050% due 04/15/2001                                          66         66
    5.310% due 04/16/2001                                          71         71
    5.470% due 09/15/2001                                         560        558
    5.650% due 10/15/2001                                         106        105
    5.770% due 11/15/2001                                      20,799     20,747
    6.200% due 04/15/2002                                         721        720
Ford Motor Credit Corp.
    5.500% due 02/15/2003                                       5,300      5,234
Fred Meyer, Inc.
    6.813% due 03/19/2003 (d)                                  12,405     12,261
General Motors Acceptance Corp.
    6.500% due 04/15/2002                                       7,182      7,160
GMAC Mortgage Corp. Loan
    6.270% due 11/18/2025 (d)                                  46,648     46,672
    7.930% due 03/25/2030                                      42,000     41,905
Green Tree Financial Corp.
    7.150% due 07/15/2027                                         448        449
    6.490% due 03/15/2028                                      50,107     49,789
    6.420% due 11/15/2028                                       2,060      2,050
    5.850% due 11/01/2029                                         104        104
    6.870% due 04/01/2030                                       1,105      1,047
    6.660% due 06/01/2030                                       1,405      1,301
    5.600% due 12/01/2030                                         322        320
    5.510% due 02/01/2031                                         474        472
Green Tree Floorplan Receivables Master Trust
    6.811% due 11/01/2004 (d)                                  46,000     46,273
Green Tree Home Equity Loan Trust
    5.590% due 02/15/2013                                         149        149
    6.040% due 06/15/2029                                         144        144
    5.990% due 07/15/2030                                         506        504
Green Tree Home Improvement Loan
    5.907% due 08/15/2007                                         120        120
    6.390% due 01/15/2029                                       7,984      7,983
Green Tree Lease Finance
    6.170% due 09/20/2005                                         146        146
Green Tree Recreational Equipment
    6.430% due 04/17/2006                                       3,300      3,273
Harley-Davidson Eaglemark
    5.250% due 07/15/2003                                         172        170
HFC Home Equity Loan
    6.830% due 12/20/2016                                         413        411
Honda Auto Receivables Grantor
    5.850% due 02/15/2003                                          69         69
    5.950% due 05/15/2003                                          98         98
Household Consumer Loan Trust
    6.305% due 08/15/2006 (d)                                  22,543     22,296
IKON Receivables LLC
    5.600% due 05/15/2005                                      31,029     30,961
IMC Home Equity Loan Trust
    6.310% due 12/20/2012                                         117        117
    7.210% due 07/25/2026 (d)                                     795        783
IMPAC Secured Assets CMN Owner
    7.770% due 07/25/2025                                       2,000      1,919


102 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Indymac Home Equity Loan
    6.149% due 10/25/2029 (d)                                $ 17,490  $  17,468
Indymac Manufactured Housing
    6.170% due 12/25/2011                                       6,000      5,906
Korea National Housing
    9.313% due 05/23/2001 (l)                                  94,000     94,940
Long Beach Acceptance Auto
    6.940% due 09/19/2007                                       4,750      4,727
Lyondell Petroleum
    9.383% due 06/17/2003                                         962        961
    9.613% due 12/31/2003 (d)                                  79,088     79,717
MBNA Master Credit Card Trust
    6.050% due 11/15/2002                                         245        245
Mellon Bank Home Equity
    5.900% due 10/25/2010                                      17,301     17,141
Merit Securities Corp.
    6.160% due 07/28/2033                                       8,909      8,830
    7.880% due 12/28/2033                                      34,400     34,529
Metlife Capital Equipment Loan Trust
    6.850% due 05/20/2008 (d)                                     320        317
Metris Master Trust
    6.721% due 04/20/2006 (d)                                  20,000     20,118
Metropolitan Asset Funding, Inc.
    6.585% due 04/25/2029 (d)                                  14,188     14,095
MMCA Automobile Trust
    6.300% due 06/15/2002                                         616        616
Money Store Home Equity Trust
    7.380% due 03/15/2017                                          29         29
    7.550% due 02/15/2020                                         500        500
    6.345% due 11/15/2021 (d)                                   1,157      1,148
    6.015% due 05/15/2025 (d)                                   3,948      3,951
    6.490% due 10/15/2026                                      17,000     16,915
MPC Natural Gas Funding Trust
    6.200% due 03/15/2013                                       9,546      9,155
Myra Ums Tranche
    5.733% due 12/23/2006                                       1,561      1,430
Myra-United Mexican States
    5.813% due 10/20/2006 (d)                                     444        417
    7.000% due 12/23/2006 (d)                                   2,984      2,805
    7.163% due 12/23/2006 (d)                                   7,976      7,252
    7.063% due 12/23/2006 (d)                                     951        858
    7.000% due 12/23/2006 (d)                                   2,251      2,061
    6.188% due 12/23/2006 (d)                                      31         29
    5.813% due 12/23/2006 (d)                                   4,193      3,783
    7.000% due 12/23/2006 (d)                                     876        771
National Medical Care
    7.188% due 09/30/2003                                      24,597     24,305
    7.250% due 09/30/2003 (d)                                  28,486     28,148
NationsBanc Montgomery Funding Corp.
    6.750% due 06/25/2028                                      10,000      9,298
    6.750% due 08/25/2028                                      20,009     17,579
Nationsbank Credit Card Master Trust
    6.450% due 04/15/2003                                         225        225
New Holland Equipment Receivables
    6.390% due 10/15/2002                                         525        523
Newcourt Receivable Asset Trust
    6.240% due 12/20/2004                                           3          3
Nissan Auto Receivables
    6.390% due 10/15/2002                                          73         73
Nomura CBO Ltd.
    6.670% due 05/15/2009                                       1,900      1,927
Norwest Asset Securities Corp.
    6.500% due 04/25/2013                                      20,642     19,526
    6.500% due 06/25/2013                                      10,696     10,113
    7.500% due 03/25/2027                                      40,787     39,519
    6.750% due 05/25/2028                                      27,707     25,273
    6.750% due 07/25/2028                                      12,657     11,465
    6.200% due 09/25/2028                                      19,077     18,905
NPF XI, Inc.
    6.815% due 07/01/2001                                       8,960      8,959
NPF XII, Inc.
    7.050% due 06/01/2003                                      31,000     30,666
Olympic Automobile Receivable Trust
    6.050% due 08/15/2002                                      10,368     10,364
Option One Mortgage Loan Trust
    5.880% due 05/25/2029                                         238        237
PP&L Transition Bond Co.
    6.830% due 03/25/2007                                      28,800     28,354
Premier Auto Trust
    5.770% due 01/06/2002                                       9,780      9,765
    5.820% due 02/08/2002                                         870        868
Primedia, Inc.
    8.740% due 07/31/2004 (d)                                  20,000     19,860
Republic of Korea
    8.063% due 04/08/2001 (d)                                   5,204      5,224
Residential Asset Securities Corp.
    5.979% due 04/25/2014 (d)                                     439        439
    6.960% due 07/25/2014                                      43,712     43,547
    6.240% due 02/25/2017                                       5,941      5,888
    6.600% due 01/25/2020                                       5,200      5,140
    7.075% due 09/25/2020                                         190        189
    7.998% due 10/25/2024 (d)                                   6,329      6,284
    6.781% due 10/25/2027 (d)                                   2,963      2,954
    6.750% due 03/25/2028                                      40,000     36,659
RJR Nabisco
    7.500% due 12/31/2001 (d)                                  24,948     24,948
Salomon Brothers Mortgage Securities
    6.179% due 06/25/2029 (d)                                  47,846     47,809
    6.305% due 11/15/2029 (d)                                  21,011     21,024
    7.043% due 11/15/2029 (d)                                   5,800      5,799
Saxon Asset Securities Trust
    6.355% due 05/25/2029 (d)                                  11,362     11,336
Sears Credit Account Master Trust
    6.050% due 01/16/2008                                         500        485
    7.000% due 07/15/2008                                         500        498
Stone Container Corp.
    9.500% due 10/01/2003                                       2,716      2,716
    9.688% due 10/01/2003 (d)                                   2,716      2,716
Texas Cable Partners
    7.680% due 06/24/2007                                       5,000      4,975
Total Renal Care
   10.250% due 03/31/2008                                      47,040     40,572
Toyota Auto Lease Trust
    6.450% due 04/26/2004                                         300        298
UCFC Home Equity Loan
    6.475% due 06/15/2012                                          36         36
    8.200% due 09/15/2027                                          70         71
    6.870% due 07/15/2029                                          70         65
UCFC Manufactured Housing
    5.945% due 01/15/2010 (d)                                   8,324      8,331
UniCapital Corp.
    6.540% due 07/23/2002                                      39,800     39,682
United Air Lines Equipment Trust
    9.200% due 03/22/2008                                       3,950      4,142
   10.360% due 11/13/2012                                       7,000      7,859
   10.020% due 03/22/2014                                       6,925      7,588
   10.850% due 07/05/2014                                      34,111     39,726
   10.850% due 02/19/2015                                       1,500      1,736
   10.125% due 03/22/2015                                      14,300     16,464
    9.060% due 06/17/2015                                       5,000      5,367
    9.210% due 01/21/2017                                       2,000      2,078
USAA Auto Loan Grantor Trust
    6.150% due 05/15/2004                                       2,013      2,004
    5.800% due 01/15/2005                                       3,862      3,825
WFS Financial Owner Trust
    6.100% due 03/20/2002                                          43         43
    6.411% due 07/20/2002                                      43,500     43,440
    6.920% due 01/20/2004                                      27,125     27,039
WMC Mortgage Loan
    6.335% due 10/15/2029                                      94,586     94,645
Ziff-Davis, Inc.
    9.125% due 03/31/2006                                       2,850      2,846
                                                                       ---------
Total Asset-Backed Securities                                          2,507,373
(Cost $2,536,355)                                                      =========



                                                     See accompanying notes  103

Total Return Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.8%
--------------------------------------------------------------------------------
African Development Bank
    9.300% due 07/01/2000                                    $    200  $     201
Central Bank Philippines
    6.500% due 06/01/2008 (d)                                     368        353
Government of Brazil
    7.000% due 01/01/2001 (d)                                  29,372     29,264
    6.938% due 04/15/2006 (d)                                  43,287     39,283
Hellenic Republic
    6.684% due 06/06/2001 (d)                                  20,000     20,327
Hydro Quebec
    7.375% due 02/01/2003                                         150        150
Kingdom of Jordan
    5.500% due 12/23/2023                                      18,000     12,303
Kingdom of Sweden
   10.250% due 11/01/2015                                         500        589
Nacional Financiera
    9.750% due 03/12/2002                                      10,000     10,285
    7.975% due 05/08/2003 (d)                                   7,750      7,694
New Brunswick
    7.125% due 10/01/2002                                       1,700      1,696
Nova Scotia Province
    6.099% due 05/14/2001 (d)                                   5,000      4,991
Providence of Newfoundland
    9.000% due 06/01/2019                                         500        572
Province of Nova Scotia
    9.375% due 07/15/2002                                       1,000      1,043
Province of Ontario
    6.125% due 06/28/2000                                         800        801
    7.750% due 06/04/2002                                         200        202
    7.625% due 06/22/2004                                       1,000      1,016
    7.000% due 08/04/2005                                       1,000        990
    6.000% due 02/21/2006                                       1,800      1,691
    5.500% due 10/01/2008                                      12,000     10,656
Province of Quebec
    7.500% due 07/15/2002                                       6,000      6,031
    8.800% due 04/15/2003                                         100        104
    6.270% due 06/11/2004 (d)                                  15,500     15,464
Republic of Argentina
   11.786% due 04/10/2005 (d)                                 162,145    152,011
Republic of Bulgaria
    7.063% due 07/28/2011 (d)                                   2,500      1,981
    2.750% due 07/28/2012 (d)                                  20,000     14,421
    7.063% due 07/28/2024 (d)                                  32,000     25,722
Republic of Chile
    6.875% due 04/28/2009                                      25,000     23,255
Republic of Colombia
    9.750% due 04/23/2009                                      16,150     15,100
    8.700% due 02/15/2016                                         115         87
Republic of Croatia
    7.000% due 02/27/2002                                       5,650      5,483
Republic of Korea
    7.594% due 04/08/2000 (d)                                   7,132      7,159
    8.281% due 04/08/2000 (d)                                   9,899      9,936
    8.594% due 04/08/2000 (d)                                  26,120     26,218
Republic of Panama
    7.875% due 02/13/2002                                         500        490
    7.001% due 05/14/2002 (d)                                     930        908
    4.250% due 07/17/2014                                       6,250      5,051
Republic of Peru
    3.750% due 03/07/2017                                       2,000      1,226
    4.500% due 03/07/2017 (d)                                   5,750      3,853
Republic of Philippines
    6.938% due 01/05/2005 (d)                                   8,830      8,796
    6.500% due 12/01/2017                                       7,000      6,416
    9.875% due 01/15/2019                                       5,800      5,249
    9.500% due 10/21/2024                                      55,702     53,613
Republic of Poland
    3.500% due 10/27/2024 (d)                                  77,040     47,765
    4.000% due 10/27/2024                                       3,000      2,003
Republica Orient Uruguay
    7.250% due 05/04/2009                                       2,500      2,369
State of Israel
    6.200% due 06/14/2003                                          25         24
United Mexican States
    6.930% due 04/07/2000 (d)                                  81,590     81,657
    7.439% due 06/27/2002 (d)                                  94,250     92,916
    6.263% due 04/07/2004 (d)                                  17,681     17,672
    9.780% due 04/07/2004 (d)                                  45,236     47,298
    7.500% due 03/08/2010                                      15,000     14,555
    6.250% due 12/31/2019                                      38,110     32,526
                                                                       ---------
Total Sovereign Issues                                                   871,466
(Cost $862,873)                                                        =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (E)(F) 1.9%
--------------------------------------------------------------------------------
AXA
    2.500% due 01/01/2014                            EC         2,475      2,346
City of Montreal
   11.500% due 09/20/2000                            C$         7,000      4,948
Commonwealth of New Zealand
   10.000% due 03/15/2002 (j)                        N$       102,500     53,587
    5.500% due 04/15/2003                                      80,000     38,067
    4.500% due 02/15/2016                                      73,000     35,553
Export-Import Bank Korea
    3.840% due 10/06/2000 (d)                        DM         5,000      2,427
France Telecom
    2.000% due 01/01/2004                                       9,761      3,197
Halifax Group Euro Finance
    7.627% due 12/29/2049 (d)                                   8,500      8,240
International Bank for Reconstruction & Development
    7.250% due 05/27/2003 (j)                        N$        32,500     15,846
Korea Development Bank
    3.610% due 05/14/2001 (d)                        DM        70,000     33,751
    2.560% due 06/26/2001                            JY     4,000,000     39,536
Newcourt Credit Group
    7.625% due 06/28/2001                            C$         9,400      6,589
Republic of Argentina
    5.500% due 03/27/2001                            JY     4,290,000     41,416
Republic of Brazil
    8.250% due 11/26/2001                            EC         2,000      1,957
Republic of Philippines
    8.000% due 09/17/2004                                      10,290      9,950
Reynolds, R.J.
    6.875% due 11/22/2000 DM                                    9,500      4,658
Tecnost International NV
    5.616% due 06/23/2004 (d)                                 102,284    100,402
United Mexican States
    6.000% due 03/28/2002                            JY       100,000      1,040
    3.100% due 04/24/2002                                   2,542,000     24,982
    8.750% due 05/30/2002                            BP        23,000     36,995
   10.375% due 01/29/2003                            DM           200        107
    7.000% due 06/02/2003                            C$        30,200     20,031
    6.750% due 06/06/2006                            JY     2,000,000     23,371
    6.630% due 12/31/2019                            FF        60,000      9,520
    1.103% due 12/31/2019 (d)                        JY     1,662,500     15,866
    3.850% due 12/31/2019                                   9,145,000     76,943
                                                                       ---------
Total Foreign Currency-Denominated Issues (e)(f)                         611,325
(Cost $601,914)                                                        =========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.1%
--------------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
    Strike @ 0.870 Exp. 06/27/2000                    $       200,000     22,118
                                                                       ---------
Total Purchased Call Options                                              22,118
(Cost $21,172)                                                         =========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Banking & Finance 0.2%
ACOM Co. Ltd.
    0.000% due 03/31/2002                                     150,000      1,729
Bell Atlantic Financial Services
    5.750% due 04/01/2003                                       7,000      7,000
Deutsche Bank Financial
    0.000% due 02/12/2017                                       4,850      2,287
Fuji International Finance Trust
    0.250% due 02/01/2002                                     540,000      4,338
Hellenic Finance
    2.000% due 07/15/2003                                       2,000      1,919


104 See accompanying notes

                                                      Principal
                                                         Amount           Value
                                                         (000s)          (000s)
-------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover and Co.
   0.000% due 03/02/2006                           $      5,860   $       4,952
Northern Rock plc
   2.000% due 01/02/2000                                  1,060          23,108
Swiss Life Financial Ltd.
   2.000% due 05/20/2003                                  1,500           1,452
                                                                   ------------
                                                                         46,785
                                                                   ============
Consumer Discretionary 0.0%
Costco Wholesale Corp.
   0.000% due 08/19/2017                                  2,000           2,390
                                                                   ------------
Energy 0.0%
Devon Energy Corp.
   4.900% due 08/15/2008                                  2,000           2,013
Diamond Offshore Drill
   3.750% due 02/15/2007                                  2,250           2,585
                                                                   ------------
                                                                          4,598
                                                                   ============
Health Care 0.0%
Athena Neurosciences, Inc.
   4.750% due 11/15/2004                                  2,000           2,765
Wellpoint Health Network
   0.000% due 07/02/2019                                  1,500           1,014
                                                                   ------------
                                                                          3,779
                                                                   ============
Industrial 0.1%
Centocor, Inc.
   4.750% due 02/15/2005                                  1,900           2,114
Hercules Trust VI
   8.625% due 12/29/2000 (d)                              9,950           9,947
Roche Holdings, Inc.
   0.000% due 01/19/2015                                  1,000             846
Solectron Corp.
   0.000% due 01/27/2019                                    785             527
Toyoda Automatic Loom
   0.350% due 09/30/2003                                200,000           2,234
Young & Rubicam, Inc.
   3.000% due 01/15/2005                                  1,090           1,014
                                                                   ------------
                                                                         16,682
                                                                   ============
Technology 0.1%
Aether Systems, Inc.
   6.000% due 03/22/2005                                    400             384
Affiliated Computer Services
   4.000% due 03/15/2005                                  1,000           1,021
American Tower Corp.
   5.000% due 02/15/2010                                  2,000           2,291
ASM Lithography Holding
   2.500% due 04/09/2005                                  1,500           1,302
Clear Channel Communications
   1.500% due 12/01/2002                                  1,800           1,683
   2.625% due 04/01/2003                                  1,200           1,479
Commscope, Inc.
   4.000% due 12/15/2006                                  1,000           1,200
Conexant Systems, Inc.
   4.250% due 05/01/2006                                    500           1,596
Cymer, Inc.
   3.500% due 08/06/2004                                  2,000           2,340
EMC Corp.
   6.000% due 05/15/2004                                  2,600           3,998
Hewlett-Packard Co.
   0.000% due 10/14/2017                                  2,000           1,545
Intel Corp.
   4.000% due 09/01/2004                                    450           1,954
Internet Capital Group, Inc.
   5.500% due 12/21/2004                                  1,000             888
Interpublic Group Co., Inc.
   1.870% due 06/01/2006                                  1,500           1,521
Juniper Networks, Inc.
   4.750% due 03/15/2007                                  1,000             998
Stmicroelectron
   0.000% due 09/22/2009                                  1,250           2,125
U.S. Cellular Corp.
   0.000% due 06/15/2015                                  3,500           2,393
Veritas Software Corp.
   1.856% due 08/13/2006                                    750           2,878
Xerox Corp.
   0.570% due 04/21/2018                                  2,500           1,350
                                                                   ------------
                                                                         32,946
                                                                   ============
Utilities 0.0%
Alliant Energy Resources
   7.250% due 01/02/2000                                     22           1,755
Liberty Media Group
   4.000% due 11/15/2029                                  1,000           1,564
Telefonos De Mexico S.A.
   4.250% due 06/15/2004                                  1,400           2,182
                                                                   ------------
                                                                          5,501
                                                                   ------------
Total Convertible Bonds & Notes                                         112,681
(Cost $104,700)                                                    ============

-------------------------------------------------------------------------------
PREFERRED STOCK 0.2%
-------------------------------------------------------------------------------
                                                         Shares
Banco Bilbao Vizcaya International
   2.438% due 01/02/2000                                266,217           6,755
Barclays Bank
   2.875% due 01/02/2000                                215,500           5,576
Centaur Funding Corp.
   90.800% due 01/02/2000                                   125             131
CSC Holdings, Inc.
  11.931% due 01/02/2000                                 24,904           2,677
Fortis Amev NV
   6.430% due 01/02/2000 (d)                                171          21,067
Fresenius Medical Care
   7.875% due 02/02/2008                                  4,000           3,565
Home Ownership Funding
 133.310% due 01/02/2000                                  1,125             898
SI Financing Trust
   2.375% due 01/02/2000                                396,194          10,053
TCI Communications, Inc.
   2.500% due 01/02/2000                                 49,000           1,250
   2.430% due 01/02/2000                                622,553          16,070
                                                                   ------------
Total Preferred Stock                                                    68,042
(Cost $70,647)                                                     ============

-------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.1%
-------------------------------------------------------------------------------
Banking & Finance 0.0%
Tokai Bank Cvt. Pfd.
   2.750% due 10/01/2004                                 72,000             500
                                                                   ------------
Energy 0.1%
AES Trust III
   3.375% due 01/02/2000                                 40,000           2,700
Apache Corp. Cvt. Pfd.
   2.015% due 01/02/2000                                 60,000           2,700
Coastal Corp. Cvt. Pfd.
   1.656% due 01/02/2000                                 85,000           2,407
Kerr-McGee Corp. Cvt. Pfd.
   1.825% due 01/02/2000                                 87,000           3,915
                                                                   ------------
                                                                         11,722
                                                                   ============
Industrial 0.0%
Decs Trust VI Cvt. Pfd.
   2.465% due 01/02/2000                                 45,000           3,825
Qwest Trends Trust Cvt. Pfd.
   2.401% due 01/02/2000                                 14,000           1,099
Tribune Co. Cvt. Pfd.
   3.140% due 05/15/2029                                  4,500             637
                                                                   ------------
                                                                          5,561
                                                                   ============
Technology 0.0%
Verio, Inc. Cvt. Pfd.
   3.375% due 01/02/2000                                 20,000           1,125
                                                                   ------------
Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
   3.500% due 01/02/2000                                 33,300           2,115
Reliant Energy, Inc. Cvt. Pfd.
   3.216% due 01/02/2000                                 20,000           3,180
Utilicorp United Cvt. Pfd.
   2.438% due 01/02/2000                                100,000           2,225
                                                                   ------------
                                                                          7,520
                                                                   ------------
Total Convertible Preferred Stock                                        26,428
(Cost $20,948)                                                     ============


                                                     See accompanying notes  105

Total Return Fund
March 31, 2000
                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
PREFERRED SECURITY 1.1%
--------------------------------------------------------------------------------
                                                         Shares
DG Funding Trust
   618.125% due 12/29/2049                               35,090    $    352,266
                                                                   -------------
Total Preferred Security                                                352,266
(Cost $350,900)                                                    =============

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
--------------------------------------------------------------------------------
                                                      Principal
                                                         Amount
                                                         (000s)
Certificates of Deposit 0.6%
Commerzbank AG
   6.200% due 05/10/2000                           $     85,500          85,500
Dominion Residential, Inc.
   6.195% due 01/26/2001                                120,800         120,026
                                                                   -------------
                                                                        205,526
                                                                   =============
Commercial Paper 0.7%
Abbott Laboratories
   6.020% due 05/02/2000                                  1,500           1,493
Aristar, Inc.
   6.050% due 05/30/2000                                  2,000           1,980
Bank One Corp.
   5.920% due 05/15/2000                                  1,500           1,490
   6.060% due 05/22/2000                                  5,000           4,959
Bellsouth Telecom
   5.840% due 04/03/2000                                  1,100           1,100
   5.820% due 04/05/2000                                    300             300
British Telecom
   5.840% due 04/26/2000                                  2,900           2,889
Coca-Cola Co.
   5.790% due 04/04/2000                                  1,500           1,500
   6.020% due 06/06/2000                                 15,000          14,831
   6.010% due 06/07/2000                                  1,800           1,779
Conoco, Inc.
   5.860% due 04/05/2000                                  1,600           1,599
   5.970% due 04/07/2000                                    500             500
Cox Communication
   6.050% due 04/10/2000                                    800             799
DaimlerChrysler AG
   5.820% due 04/19/2000                                    400             399
   6.100% due 06/29/2000                                  7,000           6,894
Deutsche Bank Financial
   5.930% due 05/30/2000                                  1,800           1,782
Dominion Residential, Inc.
   6.170% due 05/17/2000                                 18,700          18,559
E.I. Du Pont de Nemours
   5.860% due 05/18/2000                                    400             397
   6.030% due 06/08/2000                                    700             692
Emerson Electric
   5.800% due 04/05/2000                                    300             300
   5.840% due 04/05/2000                                    600             600
Federal Home Loan Mortgage Corp.
   5.880% due 04/18/2000                                    280             279
   5.970% due 05/02/2000                                  6,500           6,469
   5.970% due 05/23/2000                                 16,000          15,867
Finova Capital Corp.
   6.110% due 05/10/2000                                 28,000          27,824
   6.020% due 06/06/2000                                 12,000          11,865
General Electric Capital Corp.
   6.060% due 05/04/2000                                    200             199
   5.910% due 05/18/2000                                  1,000             993
   6.060% due 06/07/2000                                 17,000          16,805
General Motors Acceptance Corp.
   6.100% due 04/05/2000                                    600             600
   6.040% due 05/03/2000                                    700             696
   5.920% due 05/22/2000                                  1,700           1,686
Heinz Corp.
   6.030% due 05/02/2000                                    100             100
Honeywell, Inc.
   5.820% due 04/12/2000                                    900             899
   6.000% due 04/26/2000                                    400             398
KFW International Finance
   5.870% due 05/09/2000                                    500             497
   5.910% due 06/05/2000                                  5,500           5,439
Monsanto Co.
   5.930% due 05/31/2000                                  2,000           1,979
   6.060% due 06/01/2000                                  2,200           2,177
   6.000% due 06/07/2000                                    200             198
Motorola, Inc.
   5.900% due 05/26/2000                                  3,000           2,974
   6.090% due 06/30/2000                                    200             197
Nike, Inc.
   5.830% due 04/04/2000                                  3,000           3,000
   5.830% due 04/17/2000                                  1,200           1,197
Procter & Gamble Co.
   6.080% due 06/02/2000                                  3,000           2,968
Reseau Ferre De France
   5.900% due 05/30/2000                                  2,000           1,980
   6.050% due 06/05/2000                                  3,000           2,967
Sumitomo Bank
   6.050% due 04/13/2000                                  2,000           1,997
   6.090% due 04/13/2000                                    100             100
   6.080% due 04/26/2000                                  1,600           1,594
   6.110% due 04/26/2000                                  1,700           1,693
Texas Utilities Co.
   6.100% due 04/17/2000                                  5,100           5,088
Textron, Inc.
   5.940% due 05/17/2000                                  1,500           1,489
   5.900% due 05/17/2000                                  1,200           1,191
TRW, Inc.
   6.060% due 04/17/2000                                 10,000           9,976
UBS Finance
   5.820% due 04/06/2000                                  4,000           3,998
United Parcel Service
   5.890% due 06/01/2000                                  2,700           2,672
Washington Post
   6.020% due 06/02/2000                                 14,600          14,445
Xerox Credit Corp.
   6.050% due 05/16/2000                                    100              99
   6.090% due 06/06/2000                                  6,500           6,427
   6.110% due 06/12/2000                                    200             198
Yorkshire Building Society
   5.850% due 04/07/2000                                  1,000             999
   5.990% due 06/13/2000                                    300             296
                                                                   -------------
                                                                        227,357
                                                                   =============
Repurchase Agreement 1.7%
State Street Bank
   5.600% due 04/03/2000                                170,786         170,786
   (Dated 03/31/2000. Collateralized by
   Federal National Mortgage Association
   7.050% due 12/01/2004 valued at $21,174,
   Federal National Mortgage Association
   7.125% due 01/15/2030 valued at $51,004,
   Federal Home Loan Mortgage Corporation
   5.150% due 02/02/2001 valued at $102,006, and
   Federal National Mortgage Association
   0.000% due 08/01/2000 valued at $34.
   Repurchase proceeds are $170,865.)

Daiwa Securities
   6.180% due 04/03/2000                                350,000         350,000
   (Dated 03/31/2000. Collateralized by U.S. Treasury
   Inflation Protected Securities 3.625% due
   07/15/2002 valued at $292,287, and U.S. Treasury
   Bill due 11/09/2000 valued at $48,185,
   and U.S. Treasury Note 8.375% due 08/15/2008
   valued at $16,836. Repurchase proceeds are $350,180.)
                                                                   -------------
                                                                        520,786
                                                                   =============
U.S. Treasury Bills (b)(g) 0.1%
   5.528% due 04/27/2000                                 36,775          36,639
                                                                   -------------

Total Short-Term Instruments                                            990,308
(Cost $991,120)                                                    =============


106 See accompanying notes

                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 131.6%                                       $ 41,494,212
(Cost $41,850,196)

Written Options (c) (0.2%)                                              (45,441)
(Premiums $31,722)

Other Assets and Liabilities (Net) (31.4%)                           (9,912,498)
                                                                   -------------

Net Assets 100.0%                                                  $ 31,536,273
                                                                   =============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $41,849,408 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                          $    315,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (670,842)
                                                                   -------------

Unrealized depreciation-net                                        $   (355,196)
                                                                   =============
(b) Securities with an aggregate market value of $133,050 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                     Unrealized
                                                           # of   Appreciation/
Type                                                  Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (03/2001)                    10,536    $     (4,394)
Municipal Bond CBT (06/2000)                              1,835           3,003
EuroBond 10 Year Note (06/2000)                          16,400         (36,867)
Government of Japan 10 Year Note (06/2000)                  358          (3,144)
U.S. Treasury 5 Year Note (06/2000)                         516            (321)
U.S. Treasury 10 Year Note (06/2000)                     35,208          78,682
U.S. Treasury 30 Year Bond (06/2000)                      4,445           5,158
Euribor Futures (09/2000)                                    58             (11)
United Kingdom 90 Day LIBOR Futures (06/2000)               179             117
United Kingdom 90 Day LIBOR Futures (09/2000)             3,892           2,842
                                                                   ------------
                                                                   $     45,065
                                                                   ============
(c) Premiums received on written options:

                                             # of
Type                                    Contracts     Premium             Value
--------------------------------------------------------------------------------
Call - CME Eurodollar December Futures
Strike @ 92.75 Exp. 12/18/2000              1,500  $    1,061      $      1,181

Call - CBOT U.S. Treasury Bond June Futures
Strike @ 98.00 Exp. 05/20/2000              4,658       2,555             4,876

Put - CBOT U.S. Treasury Note June Futures
Strike @ 96.00 Exp. 05/20/2000             11,264       3,119               704

Put - OTC Eurodollar vs. U.S. Dollar
Strike @ 0.93 Exp. 04/19/2000         800,000,000        1456              1376

Put - OTC Eurodollar vs. U.S. Dollar
Strike @ 0.93 Exp. 04/19/2000         318,030,000         734               547

Put - CBOT U.S. Treasury Note June Futures
Strike @ 95.00 Exp. 05/20/2000              2,134         866               334

Call - CBOT U.S. Treasury Note June Futures
Strike @ 98.00 Exp. 05/20/2000              2,136        1243             2,537

Put - CME Eurodollar December Futures
Strike @ 93.00 Exp. 12/18/2000              5,644       5,314             4,868

Call - CBOT U.S. Treasury Bond June Futures
Strike @ 100.00 Exp. 05/20/2000             3,355       1,030             1,625

Put - CME Eurodollar December Futures
Strike @ 93.50 Exp. 12/18/2000             13,870      14,344            27,393
                                                   ----------------------------
                                                   $   31,722      $     45,441
                                                   ============================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                    Principal
                                       Amount                        Unrealized
                                   Covered by        Settlement   Appreciation/
Type           Currency              Contract             Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                 BP                26,011           04/2000    $       (463)
Sell                 C$                 9,841           05/2000             (21)
Sell                                   33,873           06/2000            (141)
Sell                 EC               285,703           04/2000           3,953
Buy                                    87,996           04/2000          (1,455)
Buy                  HF             2,000,000           09/2000            (143)
Sell                 JY             3,029,980           04/2000          (1,168)
Buy                                 3,029,980           04/2000             772
Sell                                4,519,202           04/2001          (5,239)
Sell                               20,174,266           05/2000          (4,998)
Sell                 N$                50,843           04/2000            (729)
Sell                                  128,045           05/2000            (998)
Buy                  PZ                 7,000           04/2000              50
Sell                                    7,000           04/2000             (16)
Buy                                    45,000           01/2001             (72)
Buy                                    40,000           02/2001             230
Buy                                    17,000           03/2001              39
                                                                   ------------
                                                                   $    (10,399)
                                                                   ============

(f) Principal amount denoted in indicated currency:

               AS - Austrian Schilling
               A$ - Australian Dollars
               BP - British Pound
               C$ - Canadian Dollar
               DM - German Mark
               EC - Euro
               FF - French Franc
               HF - Hungarian Forint
               JY - Japanese Yen
               MP - Mexican Peso
               N$ - New Zealand Dollar
               PZ - Polish Zloty


                                                     See accompanying notes  107

Total Return Fund
March 31, 2000

--------------------------------------------------------------------------------
(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2000:

                                                                     Unrealized
                                                       Notional   Appreciation/
Type                                                     Amount  (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.481%.

Broker: Morgan Stanley
Exp. 02/11/2010                                   $     230,600    $     (2,995)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                  JY  24,500,000          (8,546)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                      11,635,000          (3,342)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                       7,563,000          (2,235)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                       7,000,000           2,467

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                    $    277,400          (2,357)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                         277,000          (1,789)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                         167,400          (1,024)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.309%.

Broker: Goldman Sachs
Exp. 03/24/2010                                         300,000            (378)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                         160,000          (1,046)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.374%.

Broker: Lehman Brothers, Inc.
Exp. 03/29/2010                                         100,000            (572)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.369%.

Broker: Goldman Sachs
Exp. 03/29/2010                                         100,000            (539)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.366%.

Broker: Lehman Brothers, Inc.
Exp. 03/30/2010                                         100,000            (517)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.426%.

Broker: Lehman Brothers, Inc.
Exp. 03/31/2010                                         100,000            (959)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                          22,800          (1,169)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                           1,300             (60)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          31,200          (1,663)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.050%.
In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                          35,000          (1,171)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                          30,000               1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                          50,000               3


Receive fixed rate equal to 0.15% and the Fund will pay to the counterparty at par in the event of default of IBM Corp. 5.375% due 02/01/2009.

Broker: Goldman Sachs
Exp. 02/26/2002                                          30,000               0


108 See accompanying notes

Receive fixed rate equal to 0.40% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                    $    20,000       $        1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                         10,000                1


Receive fixed rate equal to 0.60% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.625% due 10/01/2005.

Broker: Merrill Lynch
Exp. 06/01/2000                                         20,000                1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                         17,000                1

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                         22,000                1

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                         21,000                0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                         25,000                0
                                                                     -----------
                                                                     $  (27,886)
                                                                     ===========


                                          Fixed                       Unrealized
                                         Spread       Notional     Appreciation/
Type                                        (%)         Amount      Depreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                          1.0850    $   189,500       $   (6,788)

Broker: Goldman Sachs
Exp. 02/16/2005                          1.1120        121,700            1,319

Broker: Goldman Sachs
Exp. 08/14/2000                          1.1500         93,000              191

Broker: Goldman Sachs
Exp. 08/14/2000                          1.1500         95,100              195

Broker: Goldman Sachs
Exp. 02/16/2005                          1.1120         37,700              428

Broker: Goldman Sachs
Exp. 04/04/2005                          1.3900         250,000               0

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                          0.8675    $    258,500      $    4,230

Broker: Goldman Sachs
Exp. 08/14/2000                          0.8513         474,300           1,820

Broker: Deutsche Bank AG New York
Exp. 08/14/2000                          0.9175         220,900             701

Broker: Goldman Sachs
Exp. 08/14/2000                          0.9470         220,900             636

Broker: Goldman Sachs
Exp. 09/22/2000                          1.0085          74,900             170

Broker: Goldman Sachs
Exp. 08/14/2000                          0.8513          12,100              46

Broker: Goldman Sachs
Exp. 09/22/2000                          1.0850          21,100              48
                                                                     -----------
                                                                     $    2,996
                                                                     ===========
(j) Subject to financing transaction.

(k) Security becomes interest bearing at a future date.

(l) Restricted security.

(m) Security is in default.

(n) Reverse repurchase agreements were entered into March 23, 2000 paying interest at 6.00%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                  Maturity            Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%              10/01/2003       $   48,392
Federal National Mortgage Assn. 6.687%              08/01/2027           45,640
Government National Mortgage Assn. 6.000%           05/20/2028           30,226
Government National Mortgage Assn. 6.375%           06/20/2027           25,631
Government National Mortgage Assn. 6.375%           01/20/2024           28,372
Government National Mortgage Assn. 7.125%           10/20/2024           30,361
Government National Mortgage Assn. 6.375%           04/20/2027           26,513
Government National Mortgage Assn. 6.375%           01/20/2024           29,846
Government National Mortgage Assn. 6.750%           09/20/2024           26,613
Government National Mortgage Assn. 6.750%           08/20/2023           32,707
Government National Mortgage Assn. 7.125%           10/20/2023           73,363
Government National Mortgage Assn. 6.375%           04/20/2023           32,460
Government National Mortgage Assn. 6.375%           05/20/2023           32,386
Government National Mortgage Assn. 6.375%           06/20/2025           25,409
Government National Mortgage Assn. 6.751%           07/20/2027           43,949
Government National Mortgage Assn. 7.125%           10/20/2023           27,819
                                                                     -----------
                                                                     $  559,687
                                                                     ===========


                                                     See accompanying notes  109

Financial Highlights - A, B, and C Classes

                                                                                Net Realized/
                                               Net Asset Value                  Unrealized Gain  Total Income        Dividends from
Selected Per Share Data for                    Beginning of     Net Investment  (Loss) on        from Investments    Net Investment
the Year or Period Ended:                      Period           Income (Loss)   Investments      Operations          Income

California Intermediate Municipal Bond Fund
   Class A
   10/19/1999 - 03/31/2000                     $     9.94       $   0.18 (a)    $   0.12 (a)     $    0.30           $   (0.17)

Convertible Fund
   Class A
   05/28/1999 - 03/31/2000                     $    10.67       $   0.00 (a)    $   5.35 (a)     $    5.35           $   (0.03)
   Class B
   05/28/1999 - 03/31/2000                          10.67          (0.07)(a)        5.29 (a)          5.22               (0.02)
   Class C
   05/28/1999 - 03/31/2000                          10.67          (0.07)(a)        5.31 (a)          5.24               (0.02)

Emerging Markets Bond Fund
   Class A
   03/31/2000                                  $     7.51       $   0.84 (a)    $   1.10 (a)     $    1.94           $   (0.84)
   03/31/1999                                        9.67           0.83 (a)       (2.11)(a)         (1.28)              (0.83)
   07/31/1997 - 03/31/1998                          10.00           0.44 (a)       (0.18)(a)          0.26               (0.44)
   Class B
   03/31/2000                                        7.51           0.77 (a)        1.11 (a)          1.88               (0.78)
   03/31/1999                                        9.67           0.77 (a)       (2.11)(a)         (1.34)              (0.77)
   07/31/1997 - 03/31/1998                          10.00           0.40 (a)       (0.20)(a)          0.20               (0.38)
   Class C
   03/31/2000                                        7.51           0.78 (a)        1.10 (a)          1.88               (0.78)
   03/31/1999                                        9.67           0.77 (a)       (2.11)(a)         (1.34)              (0.77)
   07/31/1997 - 03/31/1998                          10.00           0.38 (a)       (0.18)(a)          0.20               (0.38)

Foreign Bond Fund
   Class A
   03/31/2000                                  $    10.63          $0.59 (a)    $  (0.45)(a)     $    0.14           $   (0.59)
   03/31/1999                                       10.74           0.53 (a)        0.24 (a)          0.77               (0.53)
   03/31/1998                                       10.41           0.61 (a)        0.62 (a)          1.23               (0.59)
   01/20/1997 - 03/31/1997                          10.59           0.59           (0.72)            (0.13)              (0.05)
   Class B
   03/31/2000                                       10.63           0.51 (a)       (0.45)(a)          0.06               (0.51)
   03/31/1999                                       10.74           0.46 (a)        0.24 (a)          0.70               (0.46)
   03/31/1998                                       10.41           0.53 (a)        0.61 (a)          1.14               (0.50)
   01/20/1997 - 03/31/1997                          10.59           0.58           (0.72)            (0.14)              (0.04)
   Class C
   03/31/2000                                       10.63           0.51 (a)       (0.45)(a)          0.06               (0.51)
   03/31/1999                                       10.74           0.45 (a)        0.24 (a)          0.69               (0.45)
   03/31/1998                                       10.41           0.52 (a)        0.62 (a)          1.14               (0.50)
   01/20/1997 - 03/31/1997                          10.59           0.58           (0.72)            (0.14)              (0.04)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.95%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.70%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.08%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.83%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.63%.

110 See accompanying notes



Dividends in    Distributions       Distributions in
Excess of Net   from Net            Excess of Net
Investment      Realized Capital    Realized Capital    Total            Net Asset Value                     Net Assets End
Income          Gains               Gains               Distributions    End of Period      Total Returns    of Period (000s)

$     0.00      $     (0.02)        $     0.00          $    (0.19)      $     10.05               2.94%     $       1,793



$    (0.14)     $     (0.09)        $     0.00          $    (0.26)      $     15.76              50.36%     $       5,327

     (0.10)           (0.09)              0.00               (0.21)            15.68              49.18              2,437

     (0.09)           (0.09)              0.00               (0.20)            15.71              49.33              7,924



$     0.00      $      0.00         $     0.00          $    (0.84)      $      8.61              27.39%     $         316
      0.00             0.00              (0.05)              (0.88)             7.51             (12.90)               172
      0.00            (0.15)              0.00               (0.59)             9.67               2.84                317

      0.00             0.00               0.00               (0.78)             8.61              26.43              1,168
      0.00             0.00              (0.05)              (0.82)             7.51             (13.58)               398
      0.00            (0.15)              0.00               (0.53)             9.67               2.29                304

      0.00             0.00               0.00               (0.78)             8.61              26.49                249
      0.00             0.00              (0.05)              (0.82)             7.51             (13.57)               229
      0.00            (0.15)              0.00               (0.53)             9.67               2.29                136



$     0.00      $     (0.15)        $     0.00          $    (0.74)      $     10.03               1.50%     $      54,299
      0.00            (0.10)             (0.25)              (0.88)            10.63               7.43             29,009
      0.00            (0.31)              0.00               (0.90)            10.74              12.14              9,582
      0.00             0.00               0.00               (0.05)            10.41              (1.21)               704

      0.00            (0.15)              0.00               (0.66)            10.03               0.72             24,402
      0.00            (0.10)             (0.25)              (0.81)            10.63               6.69             21,256
      0.00            (0.31)              0.00               (0.81)            10.74              11.29             10,631
      0.00             0.00               0.00               (0.04)            10.41              (1.34)             1,221

      0.00            (0.15)              0.00               (0.66)            10.03               0.73             30,214
      0.00            (0.10)             (0.25)              (0.80)            10.63               6.63             29,584
      0.00            (0.31)              0.00               (0.81)            10.74              11.29             17,080
      0.00             0.00               0.00               (0.04)            10.41              (1.32)             1,788


                Ratio of Net
Ratio of        Investment
Expenses to     Income (Loss)
Average Net     to Average          Portfolio
Assets          Net Assets          Turnover Rate

  0.85%+(f)        3.96%+               357%



  1.05%+(d)        0.15%+               247%

  1.80+(e)        (0.58)+               247

  1.80+(e)        (0.59)+               247



  1.29%           10.59%                328%
  1.25            10.26                 315
  1.26+            6.93+                695

  2.04             9.57                 328
  2.00             9.68                 315
  2.01+            6.33+                695

  2.04             9.87                 328
  2.00             9.79                 315
  2.01+            6.11+                695



  1.19% (b)        5.75%                330%
  0.95             4.87                 376
  0.95             5.88                 280
  0.97+            4.95+                984

  1.91 (c)         5.00                 330
  1.70             4.14                 376
  1.70             5.13                 280
  1.75+            3.73+                984

  1.91 (c)         5.01                 330
  1.70             4.16                 376
  1.70             5.13                 280
  1.76+            4.09+                984

                                                      See accompanying notes 111


                                                                              Net Realized/
                                         Net Asset Value                      Unrealized Gain     Total Income       Dividends from
Selected Per Share Data for              Beginning of       Net Investment    (Loss) on           from Investment    Net Investment
the Year or Period Ended:                Period             Income (Loss)     Investments         Operations         Income

Global Bond Fund II
  Class A
  03/31/2000                             $     9.89         $   0.52 (a)      $    (0.46)(a)      $     0.06         $     (0.51)
  03/31/1999                                   9.92             0.48 (a)            0.06 (a)            0.54               (0.48)
  03/31/1998                                  10.84             0.64 (a)            0.51 (a)            1.15                0.00
  10/01/1996 - 03/31/1997                     10.96             0.66               (0.16)               0.50               (0.22)
  09/30/1996                                  10.00             0.32 (b)            0.95                1.27               (0.31)
  Class B
  03/31/2000                                   9.89             0.45 (a)           (0.46)(a)           (0.01)              (0.44)
  03/31/1999                                   9.92             0.41 (a)            0.06 (a)            0.47               (0.41)
  03/31/1998                                  10.84             0.66 (a)            0.41 (a)            1.07                0.00
  10/01/1996 - 03/31/1997                     10.96             0.62               (0.16)               0.46               (0.18)
  09/30/1996                                  10.00             0.30 (b)            0.92                1.22               (0.26)
  Class C
  03/31/2000                                   9.89             0.45 (a)           (0.46)(a)           (0.01)              (0.44)
  03/31/1999                                   9.92             0.41 (a)            0.06 (a)            0.47               (0.41)
  03/31/1998                                  10.84             0.55 (a)            0.52 (a)            1.07                0.00
  10/01/1996 - 03/31/1997                     10.96             0.62               (0.16)               0.46               (0.18)
  09/30/1996                                  10.00             0.30 (b)            0.92                1.22               (0.26)

High Yield Fund
  Class A
  03/31/2000                             $    11.23         $   0.89 (a)      $    (1.01)(a)      $    (0.12)        $     (0.88)
  03/31/1999                                  11.66             0.91 (a)           (0.43)(a)            0.48               (0.90)
  03/31/1998                                  11.10             0.93 (a)            0.66 (a)            1.59               (0.94)
  01/13/1997 - 03/31/1997                     11.18             0.17               (0.05)               0.12               (0.20)
  Class B
  03/31/2000                                  11.23             0.81 (a)           (1.01)(a)           (0.20)              (0.80)
  03/31/1999                                  11.66             0.82 (a)           (0.43)(a)            0.39               (0.81)
  03/31/1998                                  11.10             0.84 (a)            0.66 (a)            1.50               (0.85)
  01/13/1997 - 03/31/1997                     11.18             0.15               (0.05)               0.10               (0.18)
  Class C
  03/31/2000                                  11.23             0.81 (a)           (1.01)(a)           (0.20)              (0.80)
  03/31/1999                                  11.66             0.82 (a)           (0.43)(a)            0.39               (0.81)
  03/31/1998                                  11.10             0.85 (a)            0.65 (a)            1.50               (0.85)
  01/13/1997 - 03/31/1997                     11.18             0.15               (0.05)               0.10               (0.18)

Long-Term U.S. Government Fund
  Class A
  03/31/2000                             $    10.30         $   0.58 (a)      $    (0.51)(a)      $     0.07         $     (0.58)
  03/31/1999                                  10.57             0.59 (a)            0.20 (a)            0.79               (0.60)
  03/31/1998                                   9.39             0.48 (a)            1.34 (a)            1.82               (0.58)
  01/20/1997 - 03/31/1997                      9.67             0.32               (0.47)              (0.15)              (0.13)
  Class B
  03/31/2000                                  10.30             0.50 (a)           (0.50)(a)           (0.00)              (0.51)
  03/31/1999                                  10.57             0.51 (a)            0.20 (a)            0.71               (0.52)
  03/31/1998                                   9.39             0.39 (a)            1.35 (a)            1.74               (0.50)
  01/20/1997 - 03/31/1997                      9.67             0.29               (0.47)              (0.18)              (0.10)
  Class C
  03/31/2000                                  10.30             0.51 (a)           (0.51)(a)           (0.00)              (0.51)
  03/31/1999                                  10.57             0.50 (a)            0.21 (a)            0.71               (0.52)
  03/31/1998                                   9.39             0.39 (a)            1.35 (a)            1.74               (0.50)
  01/20/1997 - 03/31/1997                      9.67             0.29               (0.47)              (0.18)              (0.10)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Reflects voluntary waiver of investment advisory fee of $12,041 (0.01 per share) by the Advisor.
(c) Ratio of expenses to average net assets without the waiver would have been 1.57%.
(d) Ratio of net investment income to average net assets without the waiver would have been 4.58%.
(e) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(f) Ratio of expenses to average net assets excluding interest expense is 1.65%.

112 See accompanying notes


Dividends                                                                                                  Ratio of Net
in Excess   Distributions   Distributions                                         Net Assets  Ratio of     Investment
of Net      from Net        in Excess of                    Net Asset             End of      Expenses     Income (Loss)   Portfolio
Investment  Realized        Net Realized    Total           Value End   Total     Period      to Average   to Average      Turnover
Income      Capital Gains   Capital Gains   Distributions   of Period   Returns   (000s)      Net Assets   Net Assets      Rate

$   (0.01)  $     (0.02)    $      0.00     $     (0.54)    $   9.41     0.71%    $   2,279     0.98%         5.45%           290%
     0.00         (0.01)          (0.08)          (0.57)        9.89     5.65         2,728     0.95          5.07            236
    (0.54)        (1.53)           0.00           (2.07)        9.92    11.21         6,816     0.95          5.88            369
     0.00         (0.40)           0.00           (0.62)       10.84     4.55         7,652     2.05+         5.60+           307
     0.00          0.00            0.00           (0.31)       10.96    15.01         7,360     1.27 (c)      4.88 (d)       1246

    (0.01)        (0.02)           0.00           (0.47)        9.41    (0.05)        4,590     1.73          4.72            290
     0.00         (0.01)          (0.08)          (0.50)        9.89     4.85         4,909     1.70          4.16            236
    (0.46)        (1.53)           0.00           (1.99)        9.92    10.39         4,473     1.70          5.12            369
     0.00         (0.40)           0.00           (0.58)       10.84     4.17         3,925     2.57+         4.22+           307
     0.00          0.00            0.00           (0.26)       10.96    14.54         3,240     2.49 (c)      4.09 (d)       1246


    (0.01)        (0.02)           0.00           (0.47)        9.41    (0.05)        5,254     1.73          4.71            290
     0.00         (0.01)          (0.08)          (0.50)        9.89     4.82         5,863     1.70          4.16            236
    (0.46)        (1.53)           0.00           (1.99)        9.92    10.39         6,096     1.70          5.12            369
     0.00         (0.40)           0.00           (0.58)       10.84     4.17         5,323     2.43+         4.14+           307
     0.00          0.00            0.00           (0.26)       10.96    14.54         3,459     2.49 (c)      4.09 (d)       1246




$   (0.01)  $      0.00     $      0.00     $     (0.89)    $  10.22    (1.15)%   $ 187,039     0.90%         8.23%            39%
    (0.01)         0.00            0.00           (0.91)       11.23     4.32       155,466     0.90          7.94             39
     0.00          0.00           (0.09)          (1.03)       11.66    14.80        70,858     0.90          8.02             37
     0.00          0.00            0.00           (0.20)       11.10     1.06        28,873     0.92+         8.28+            67


    (0.01)         0.00            0.00           (0.81)       10.22    (1.89)      303,333     1.65          7.48             39
    (0.01)         0.00            0.00           (0.82)       11.23     3.54       286,198     1.65          7.21             39
     0.00          0.00           (0.09)          (0.94)       11.66    13.94       156,099     1.65          7.27             37
     0.00          0.00            0.00           (0.18)       11.10     0.86        60,269     1.67+         7.52+            67


    (0.01)         0.00            0.00           (0.81)       10.22    (1.89)      341,953     1.65          7.49             39
    (0.01)         0.00            0.00           (0.82)       11.23     3.55       370,861     1.65          7.24             39
     0.00          0.00           (0.09)          (0.94)       11.66    13.95       284,836     1.65          7.36             37
     0.00          0.00            0.00           (0.18)       11.10     0.88       205,297     1.68+         7.56+            67




$    0.00   $      0.00     $      0.00     $     (0.58)    $   9.79     0.86%    $  42,773     0.99% (e)     5.96%           320%
     0.00          0.00           (0.46)          (1.06)       10.30     7.34        29,809     1.34  (e)     5.33            364
     0.00         (0.06)           0.00           (0.64)       10.57    19.78         6,161     0.91          4.49            177
     0.00          0.00            0.00           (0.13)        9.39    (1.72)        1,204     1.12+         6.91+           402

     0.00          0.00            0.00           (0.51)        9.79     0.11        34,301     1.72 (f)      5.16            320
     0.00          0.00           (0.46)          (0.98)       10.30     6.51        37,946     2.13 (f)      4.53            364
     0.00         (0.06)           0.00           (0.56)       10.57    18.85         7,516     1.66          4.64            177
     0.00          0.00            0.00           (0.10)        9.39    (1.92)          454     1.87+         4.95+           402

     0.00          0.00            0.00           (0.51)        9.79     0.11        20,955     1.71 (f)      5.16            320
     0.00          0.00           (0.46)          (0.98)       10.30     6.52        31,653     2.16 (f)      4.50            364
     0.00         (0.06)           0.00           (0.56)       10.57    18.86         7,258     1.66          4.64            177
     0.00          0.00            0.00           (0.10)        9.39    (1.83)          275     1.88+         5.52+           402


                                                      See accompanying notes 113

                                                                                 Net Realized/
                                            Net Asset Value                      Unrealized Gain   Total Income       Dividends from
Selected Per Share Data for                 Beginning of       Net Investment    (Loss) on         from Investment    Net Investment
the Year or Period Ended:                   Period             Income (Loss)     Investments       Operations         Income

Low Duration Fund
    Class A
    03/31/2000                              $      10.10       $    0.59 (a)     $   (0.29)(a)     $     0.30         $    (0.58)
    03/31/1999                                     10.18            0.60 (a)         (0.02)(a)           0.58              (0.60)
    03/31/1998                                      9.98            0.60 (a)          0.23 (a)           0.83              (0.58)
    01/13/1997 - 03/31/1997                        10.02            0.12             (0.03)              0.09              (0.12)
    Class B
    03/31/2000                                     10.10            0.51 (a)         (0.29)(a)           0.22              (0.50)
    03/31/1999                                     10.18            0.52 (a)         (0.02)(a)           0.50              (0.52)
    03/31/1998                                      9.98            0.53 (a)          0.22 (a)           0.75              (0.50)
    01/13/1997 - 03/31/1997                        10.02            0.10             (0.03)              0.07              (0.11)
    Class C
    03/31/2000                                     10.10            0.54 (a)         (0.29)(a)           0.25              (0.53)
    03/31/1999                                     10.18            0.55 (a)         (0.02)(a)           0.53              (0.55)
    03/31/1998                                      9.98            0.55 (a)          0.23 (a)           0.78              (0.53)
    01/13/1997 - 03/31/1997                        10.02            0.11             (0.03)              0.08              (0.11)

Money Market Fund
    Class A
    03/31/2000                              $       1.00       $    0.05 (a)     $    0.00 (a)     $     0.05         $    (0.05)
    03/31/1999                                      1.00            0.05 (a)          0.00 (a)           0.05              (0.05)
    03/31/1998                                      1.00            0.05 (a)          0.00 (a)           0.05              (0.05)
    01/13/1997 - 03/31/1997                         1.00            0.01              0.00               0.01              (0.01)
    Class B
    03/31/2000                                      1.00            0.04 (a)          0.00 (a)           0.04              (0.04)
    03/31/1999                                      1.00            0.04 (a)          0.00 (a)           0.04              (0.04)
    03/31/1998                                      1.00            0.04 (a)          0.00 (a)           0.04              (0.04)
    01/13/1997 - 03/31/1997                         1.00            0.01              0.00               0.01              (0.01)
    Class C
    03/31/2000                                      1.00            0.05 (a)          0.00 (a)           0.05              (0.05)
    03/31/1999                                      1.00            0.05 (a)          0.00 (a)           0.05              (0.05)
    03/31/1998                                      1.00            0.05 (a)          0.00 (a)           0.05              (0.05)
    01/13/1997 - 03/31/1997                         1.00            0.01              0.00               0.01              (0.01)

Municipal Bond Fund
    Class A
    03/31/2000                              $      10.12       $    0.43 (a)     $   (0.65)(a)    $     (0.22)        $    (0.43)
    03/31/1999                                      9.97            0.41 (a)          0.15 (a)           0.56              (0.41)
    Class B
    03/31/2000                                     10.12            0.36 (a)         (0.65)(a)          (0.29)             (0.36)
    03/31/1999                                      9.97            0.34 (a)          0.14 (a)           0.48              (0.33)
    Class C
    03/31/2000                                     10.12            0.38 (a)         (0.65)(a)          (0.27)             (0.38)
    03/31/1999                                      9.97            0.36 (a)          0.15 (a)           0.51              (0.36)

New York Intermediate Municipal Bond Fund
    Class A
    10/19/1999 - 03/31/2000                 $       9.90       $    0.16 (a)     $    0.07 (a)     $     0.23         $    (0.17)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.90%
(c) Ratio of expenses to average net assets excluding interest expense is 1.65%
(d) Ratio of expenses to average net assets excluding interest expense is 1.40%
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.88%.

114 See accompanying notes


Dividends                                                                                                  Ratio of Net
in Excess   Distributions   Distributions                                         Net Assets  Ratio of     Investment
of Net      from Net        in Excess of                    Net Asset             End of      Expenses     Income (Loss)   Portfolio
Investment  Realized        Net Realized    Total           Value End   Total     Period      to Average   to Average      Turnover
Income      Capital Gains   Capital Gains   Distributions   of Period   Returns   (000s)      Net Assets   Net Assets      Rate

$   (0.01)  $     0.00      $     0.00      $    (0.59)     $    9.81      3.07%  $  235,413    0.98% (b)     5.91%            82%
     0.00        (0.01)          (0.05)          (0.66)         10.10      5.86      191,727    0.90          5.85            245
    (0.02)       (0.03)           0.00           (0.63)         10.18      8.49      109,531    0.90          5.93            309
    (0.01)        0.00            0.00           (0.13)          9.98      0.85       59,348    0.91+         5.84+           240

    (0.01)        0.00            0.00           (0.51)          9.81      2.30       73,121    1.73 (c)      5.16             82
     0.00        (0.01)          (0.05)          (0.58)         10.10      5.07       65,160    1.65          5.03            245
    (0.02)       (0.03)           0.00           (0.55)         10.18      7.68       17,624    1.65          5.16            309
     0.00         0.00            0.00           (0.11)          9.98      0.68        5,296    1.67+         5.03+           240

    (0.01)        0.00            0.00           (0.54)          9.81      2.55      110,447    1.48 (d)      5.42             82
     0.00        (0.01)          (0.05)          (0.61)         10.10      5.33      112,229    1.40          5.35            245
    (0.02)       (0.03)           0.00           (0.58)         10.18      8.01       68,766    1.40          5.46            309
    (0.01)        0.00            0.00           (0.12)          9.98      0.75       63,606    1.42+         5.36+           240



$    0.00   $     0.00      $     0.00      $    (0.05)     $    1.00      4.92%  $  101,734    0.60%         4.90%           N/A
     0.00         0.00            0.00           (0.05)          1.00      4.76      105,200    0.60          4.78            N/A
     0.00         0.00            0.00           (0.05)          1.00      5.10       41,375    0.60          5.02            N/A
     0.00         0.00            0.00           (0.01)          1.00      1.01       43,589    0.57+         4.44+           N/A

     0.00         0.00            0.00           (0.04)          1.00      3.99       25,507    1.50          4.05            N/A
     0.00         0.00            0.00           (0.04)          1.00      4.03       14,968    1.50          3.79            N/A
     0.00         0.00            0.00           (0.04)          1.00      4.21        2,937    1.50          4.15            N/A
     0.00         0.00            0.00           (0.01)          1.00      0.83        3,143    1.41+         3.62+           N/A

     0.00         0.00            0.00           (0.05)          1.00      4.95       99,475    0.60          4.78            N/A
     0.00         0.00            0.00           (0.05)          1.00      4.85       86,159    0.60          4.79            N/A
     0.00         0.00            0.00           (0.05)          1.00      5.14       55,696    0.60          5.05            N/A
     0.00         0.00            0.00           (0.01)          1.00      1.02       85,398    0.58+         4.47+           N/A



$    0.00   $     0.00      $     0.00      $    (0.43)     $    9.47    (2.16)%  $    8,666    0.85%         4.44%           145%
     0.00         0.00            0.00           (0.41)         10.12      5.67        7,020    0.86          4.10             70

     0.00         0.00            0.00           (0.36)          9.47     (2.89)       5,314    1.60          3.69            145
     0.00         0.00            0.00           (0.33)         10.12      4.88        6,070    1.61          3.33             70

     0.00         0.00            0.00           (0.38)          9.47     (2.64)      28,674    1.35          3.94            145
     0.00         0.00            0.00           (0.36)         10.12      5.13       37,913    1.35          3.60             70



$    0.00   $    (0.02)     $     0.00      $    (0.19)     $    9.94      2.30%  $       10    0.89%+(e)     3.68%+          270%

                                                      See accompanying notes 115

                                                                                 Net Realized /
                                            Net Asset Value                      Unrealized Gain   Total Income       Dividends from
Selected Per Share Data for                 Beginning of       Net Investment    (Loss) on         from Investment    Net Investment
the Year or Period Ended:                   Period             Income (Loss)     Investments       Operations         Income

Real Return Bond Fund
    Class A
    03/31/2000                              $       9.83       $     0.64 (a)    $     0.11 (a)     $     0.75        $    (0.64)
    03/31/1999                                      9.77             0.43 (a)          0.14 (a)           0.57             (0.45)
    03/31/1998                                      9.93             0.40 (a)          0.03 (a)           0.43             (0.42)
    01/29/1997 - 03/31/1997                        10.00             0.11 (a)         (0.10)(a)           0.01             (0.08)
    Class B
    03/31/2000                                      9.83             0.57 (a)          0.11 (a)           0.68             (0.57)
    03/31/1999                                      9.77             0.37 (a)          0.12 (a)           0.49             (0.38)
    03/31/1998                                      9.93             0.33 (a)          0.03 (a)           0.36             (0.36)
    01/29/1997 - 03/31/1997                        10.00             0.09             (0.10)             (0.01)            (0.06)
    Class C
    03/31/2000                                      9.83             0.58 (a)          0.12 (a)           0.70             (0.59)
    03/31/1999                                      9.77             0.44 (a)          0.08 (a)           0.52             (0.40)
    03/31/1998                                      9.93             0.35 (a)          0.04 (a)           0.39             (0.38)
    01/29/1997 - 03/31/1997                        10.00             0.09             (0.10)             (0.01)            (0.06)

Short-Term Fund
    Class A
    03/31/2000                              $      10.03       $     0.55 (a)    $    (0.09)(a)     $     0.46        $    (0.54)
    03/31/1999                                     10.06             0.53 (a)         (0.02)(a)           0.51             (0.53)
    03/31/1998                                     10.00             0.55 (a)          0.09 (a)           0.64             (0.56)
    01/20/1997 - 03/31/1997                        10.04             0.10             (0.03)              0.07             (0.10)
    Class B
    03/31/2000                                     10.03             0.48 (a)         (0.09)(a)           0.39             (0.47)
    03/31/1999                                     10.06             0.45 (a)         (0.02)(a)           0.43             (0.45)
    03/31/1998                                     10.00             0.50 (a)          0.08 (a)           0.58             (0.50)
    01/20/1997 - 03/31/1997                        10.04             0.09             (0.03)              0.06             (0.10)
    Class C
    03/31/2000                                     10.03             0.52 (a)         (0.09)(a)           0.43             (0.51)
    03/31/1999                                     10.06             0.50 (a)         (0.02)(a)           0.48             (0.50)
    03/31/1998                                     10.00             0.54 (a)          0.07 (a)           0.61             (0.53)
    01/20/1997 - 03/31/1997                        10.04             0.09             (0.03)              0.06             (0.10)

StocksPLUS Fund
    Class A
    03/31/2000                              $      14.26       $     1.05 (a)    $     1.27 (a)     $     2.32        $    (1.04)
    03/31/1999                                     14.06             0.93 (a)          1.29 (a)           2.22             (0.78)
    03/31/1998                                     11.46             1.66 (a)          3.41 (a)           5.07             (1.38)
    01/20/1997 - 03/31/1997                        11.91            (0.10)            (0.20)             (0.30)            (0.15)
    Class B
    03/31/2000                                     14.18             0.90 (a)          1.30 (a)           2.20             (0.94)
    03/31/1999                                     14.01             0.84 (a)          1.26 (a)           2.10             (0.69)
    03/31/1998                                     11.44             1.61 (a)          3.35 (a)           4.96             (1.30)
    01/20/1997 - 03/31/1997                        11.91            (0.13)            (0.20)             (0.33)            (0.14)
    Class C
    03/31/2000                                     14.21             0.94 (a)          1.30 (a)           2.24             (0.97)
    03/31/1999                                     14.03             0.86 (a)          1.28 (a)           2.14             (0.72)
    03/31/1998                                     11.45             1.64 (a)          3.35 (a)           4.99             (1.32)
    01/20/1997 - 03/31/1997                        11.91            (0.12)(a)         (0.20)(a)          (0.32)            (0.14)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.85%
(c) Ratio of expenses to average net assets excluding interest expense is 1.60%
(d) Ratio of expenses to average net assets excluding interest expense is 1.15%

116 See accompanying notes


Dividends                                                                                                  Ratio of Net
in Excess   Distributions   Distributions                                         Net Assets  Ratio of     Investment
of Net      from Net        in Excess of                    Net Asset             End of      Expenses     Income (Loss)   Portfolio
Investment  Realized        Net Realized    Total           Value End   Total     Period      to Average   to Average      Turnover
Income      Capital Gains   Capital Gains   Distributions   of Period   Returns   (000s)      Net Assets   Net Assets      Rate

$   0.00    $     (0.02)    $     0.00      $     (0.66)    $   9.92      7.93%   $  17,676      0.93%         6.57%          253%
   (0.06)          0.00           0.00            (0.51)        9.83      5.99        6,250      0.92          4.40           438
   (0.03)         (0.14)          0.00            (0.59)        9.77      4.12          370      0.92          4.06           967
    0.00           0.00           0.00            (0.08)        9.93      0.15            1      0.90+         6.14+          160

    0.00          (0.02)          0.00            (0.59)        9.92      7.16       11,463      1.68          5.82           253
   (0.05)          0.00           0.00            (0.43)        9.83      5.19        3,646      1.68          3.72           438
   (0.02)         (0.14)          0.00            (0.52)        9.77      3.50        1,496      1.67          3.32           967
    0.00           0.00           0.00            (0.06)        9.93     (0.08)         509      1.59+         3.43+          160

    0.00          (0.02)          0.00            (0.61)        9.92      7.40       17,336      1.43          5.90           253
   (0.06)          0.00           0.00            (0.46)        9.83      5.46        2,534      1.43          4.49           438
   (0.03)         (0.14)          0.00            (0.55)        9.77      3.73          490      1.42          3.56           967
    0.00           0.00           0.00            (0.06)        9.93     (0.07)         148      1.62+         5.13+          160



$   0.00    $      0.00     $     0.00      $     (0.54)    $   9.95      4.76%   $  75,671      1.03% (b)     5.45%           38%
    0.00           0.00          (0.01)           (0.54)       10.03      5.21       80,787      0.85          5.15            47
   (0.01)         (0.01)          0.00            (0.58)       10.06      6.64       24,182      0.85          5.48            48
   (0.01)          0.00           0.00            (0.11)       10.00      0.66        2,533      0.86+         5.07+           77

    0.00           0.00           0.00            (0.47)        9.95      4.00        6,694      1.80 (c)      4.77            38
    0.00           0.00          (0.01)           (0.46)       10.03      4.43        3,813      1.60          4.45            47
   (0.01)         (0.01)          0.00            (0.52)       10.06      5.96        1,258      1.60          4.97            48
    0.00           0.00           0.00            (0.10)       10.00      0.58          114      1.62+         4.83+           77

    0.00           0.00           0.00            (0.51)        9.95      4.45       18,935      1.34 (d)      5.17            38
    0.00           0.00          (0.01)           (0.51)       10.03      4.91       15,589      1.15          4.92            47
   (0.01)         (0.01)          0.00            (0.55)       10.06      6.33        6,763      1.15          5.33            48
    0.00           0.00           0.00            (0.10)       10.00      0.63        1,359      1.14+         4.78+           77



$   0.00    $     (0.97)    $    (0.51)     $     (2.52)    $  14.06     17.26%   $ 160,847      1.05%         7.21%           92%
    0.00          (1.24)          0.00            (2.02)       14.26     17.07      148,748      1.05          6.66            81
    0.00          (1.09)          0.00            (2.47)       14.06     47.07       62,970      1.05         13.34            30
    0.00           0.00           0.00            (0.15)       11.46     (2.59)       5,790      1.10+       (10.69)+          47

    0.00          (0.97)         (0.51)           (2.42)       13.96     16.40      374,171      1.80          6.27            92
    0.00          (1.24)          0.00            (1.93)       14.18     16.21      281,930      1.80          6.05            81
    0.00          (1.09)          0.00            (2.39)       14.01     46.11       99,039      1.80         12.60            30
    0.00           0.00           0.00            (0.14)       11.44     (2.81)       8,281      1.88+       (15.13)+          47

    0.00          (0.97)         (0.51)           (2.45)       14.00     16.69      311,942      1.55          6.47            92
    0.00          (1.24)          0.00            (1.96)       14.21     16.48      245,088      1.55          6.19            81
    0.00          (1.09)          0.00            (2.41)       14.03     46.38       96,960      1.55         12.85            30
    0.00           0.00           0.00            (0.14)       11.45     (2.71)      11,254      1.65+       (12.79)+          47

                                                      See accompanying notes 117

                                                                                 Net Realized /
                                            Net Asset Value                      Unrealized Gain   Total Income       Dividends from
Selected Per Share Data for                 Beginning of       Net Investment    (Loss) on         from Investment    Net Investment
the Year or Period Ended:                   Period             Income (Loss)     Investments       Operations         Income

Strategic Balanced Fund
    Class A
     05/28/1999 - 03/31/2000                $     12.80        $     0.64 (a)    $      0.48 (a)   $     1.12         $     (0.72)
    Class B
     05/28/1999 - 03/31/2000                      12.80              0.60 (a)           0.45 (a)         1.05               (0.67)
    Class C
     05/28/1999 - 03/31/2000                      12.80              0.61 (a)           0.42 (a)         1.03               (0.67)

Total Return Fund
    Class A
     03/31/2000                             $     10.36        $     0.58 (a)    $     (0.40)(a)   $     0.18         $     (0.56)
     03/31/1999                                   10.62              0.58 (a)           0.16 (a)         0.74               (0.58)
     03/31/1998                                   10.27              0.58 (a)           0.63 (a)         1.21               (0.57)
     01/13/1997 - 03/31/1997                      10.40              0.12              (0.12)            0.00               (0.13)
    Class B
     03/31/2000                                   10.36              0.51 (a)          (0.41)(a)         0.10               (0.48)
     03/31/1999                                   10.62              0.50 (a)           0.16 (a)         0.66               (0.50)
     03/31/1998                                   10.27              0.50 (a)           0.63 (a)         1.13               (0.50)
     01/13/1997 - 03/31/1997                      10.40              0.11              (0.12)           (0.01)              (0.12)
    Class C
     03/31/2000                                   10.36              0.51 (a)          (0.41)(a)         0.10               (0.48)
     03/31/1999                                   10.62              0.50 (a)           0.16 (a)         0.66               (0.50)
     03/31/1998                                   10.27              0.51 (a)           0.63 (a)         1.14               (0.51)
     01/13/1997 - 03/31/1997                      10.40              0.11              (0.12)           (0.01)              (0.12)

+   Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.90%.
(c) Ratio of expenses to average net assets excluding interest expense is 1.65%.

118 See accompanying notes



Dividends in   Distributions      Distributions in
Excess of Net  from Net           Excess of Net
Investment     Realized Capital   Realized Capital   Total           Net Asset Value
Income         Gains              Gains              Distributions   End of Period      Total Return
-------------  ----------------   -----------------  -------------   ---------------    ------------
$   (0.15)     $  (0.31)          $   0.00          $  (1.18)        $   12.74               9.34%

    (0.15)        (0.31)              0.00             (1.13)            12.72               8.61

    (0.15)        (0.31)              0.00             (1.13)            12.70               8.47



$   (0.02)     $   0.00           $   0.00          $  (0.58)        $    9.96               1.85%
     0.00         (0.24)             (0.18)            (1.00)            10.36               7.09
    (0.02)        (0.27)              0.00             (0.86)            10.62              12.11
     0.00          0.00               0.00             (0.13)            10.27               0.02

    (0.02)         0.00               0.00             (0.50)             9.96               1.08
     0.00         (0.24)             (0.18)            (0.92)            10.36               6.28
    (0.01)        (0.27)              0.00             (0.78)            10.62              11.26
     0.00          0.00               0.00             (0.12)            10.27              (0.10)

    (0.02)         0.00               0.00             (0.50)             9.96               1.09
     0.00         (0.24)             (0.18)            (0.92)            10.36               6.29
    (0.01)        (0.27)              0.00             (0.79)            10.62              11.28
     0.00          0.00               0.00             (0.12)            10.27              (0.11)


                                Ratio of Net
                  Ratio of      Investment
                  Expenses to   Income (Loss)
 Net Assets End   Average Net   to Average     Portfolio
 of Period (000s) Assets        Net Assets     Turnover Rate

$    4,468        1.05%+        5.99%+         176%

    11,604        1.80%+        5.61+          176

    13,116        1.80%+        5.66+          176



$1,947,405        1.01% (b)     5.79%          223%
 1,140,606        0.90          5.37           154
   533,893        0.90          5.46           206
   115,742        0.91+         6.08+          173

   654,104        1.76 (c)      5.01           223
   549,478        1.65          4.55           154
   186,932        1.65          4.74           206
    74,130        1.67+         5.28+          173

   720,199        1.75 (c)      5.01           223
   715,201        1.65          4.63           154
   405,037        1.65          4.83           206
   329,104        1.67+         5.32+          173

                                                      See accompanying notes 119

Statements of Assets and Liabilities
March 31, 2000
                                        California                                                                         Long-Term
                                        Intermediate              Emerging                                                 U.S.
Amounts in thousands,                   Municipal    Convertible  Markets    Foreign      Global Bond                      Gov't
  except per share amounts              Bond Fund    Fund         Bond       Bond Fund    Fund II        High Yield Fund   Fund
                                        ------------ -----------  --------   ---------    -----------    ---------------   ---------

Assets:
Investments, at value                   $   12,789   $   187,384  $  27,281  $   786,477  $   115,754    $ 3,109,102    $   631,400
Cash and foreign currency                      201             0        176        9,657        2,576              0              1
Receivable for investments sold and
  forward foreign currency contracts           500            57         37       60,151       12,749         68,806         20,535
Receivable for Fund shares sold                  0         6,160         15        1,567           10         60,159            673
Interest and dividends receivable              137           795        617       13,781        1,353         69,303          5,994
Variation margin receivable                      0             0          0        1,239          222              0              0
Manager reimbursement receivable                14            17          0            0            0              0              0
Other assets                                     0             0          1            6            3              0            266
                                            13,641       194,413     28,127      872,878      132,667      3,307,370        658,869

Liabilities:
Payable for investments purchased and
  forward foreign currency contracts    $    3,408   $     8,984  $     186  $    20,917  $    12,571    $    19,065    $    20,916
Payable for financing transactions               0             0          0      299,128       22,650              0        280,400
Notes payable                                    0             0          0        4,459            0              0              0
Written options outstanding                      0             0          0          806           70              0            664
Payable for Fund shares redeemed                 0         1,269         44          999           57         96,956            843
Dividends payable                                1             0         25          499           87          5,500            460
Accrued investment advisory fee                  2            65         11          123           21            730             77
Accrued administration fee                       2            43         10          144           27            894             89
Accrued distribution fee                         0             6          4           38            6            524             45
Accrued servicing fee                            0             3          0           26            3            199             21
Variation margin payable                         0             0          0            4            0              0             99
Other liabilities                                0            12          0          210          126         13,109              8
                                             3,413        10,382        280      327,353       35,618        136,977        303,622

Net Assets                              $   10,228   $   184,031  $  27,847  $   545,525  $    97,049    $ 3,170,393    $   355,247

Net Assets Consist of:
Paid in capital                         $   10,167   $   150,134  $  25,714  $   569,908  $    99,203    $ 3,582,318    $   383,902
Undistributed (overdistributed)
  net investment income                          1         5,512        862       15,115          889         (1,991)            45
Accumulated undistributed
  net realized gain (loss)                     (12)          419       (167)     (10,296)      (2,023)      (132,723)       (32,226)

Net unrealized appreciation
  (depreciation)                                72        27,966      1,438      (29,202)      (1,020)      (277,211)         3,526
                                        $   10,228   $   184,031  $  27,847  $   545,525  $    97,049    $ 3,170,393    $   355,247

Net Assets:
Class A                                 $    1,793   $     5,199  $     316  $    54,299  $     2,279    $   187,039    $    42,773
Class B                                          0         2,582      1,168       24,402        4,590        303,333         34,301
Class C                                          0         8,016        249       30,214        5,254        341,953         20,955
Other Classes                                8,435       168,234     26,114      436,610       84,926      2,338,068        257,218

Shares Issued and Outstanding:
Class A                                        178           330         37        5,415          242         18,291          4,370
Class B                                          0           165        136        2,433          488         29,664          3,505
Class C                                          0           510         29        3,013          558         33,441          2,141

Net Asset Value and Redemption
Price* Per Share
(Net Assets Per Share Outstanding)
Class A                                 $     10.05   $     15.76  $    8.61  $     10.03  $      9.41    $     10.22    $      9.79

Class B                                        0.00         15.68       8.61        10.03         9.41          10.22           9.79

Class C                                        0.00         15.71       8.61        10.03         9.41          10.22           9.79


Cost of Investments Owned               $    12,717   $   159,363  $  25,829  $   819,213  $   117,333    $ 3,386,320    $   626,636

Cost of Foreign Currency Held           $         0   $         0  $       1  $     9,460  $     2,563    $         0    $         0


*With respect to the Retail Classes, the redemption price varies by the length of time the shares are held.

120 See accompanying notes

                                          New York
                                          Intermediate
Low             Money         Municipal   Municipal       Real Return    Short-Term     StocksPLUS     Strategic       Total Return
Duration Fund   Market Fund   Bond Fund   Bond Fund       Bond Fund      Fund           Fund           Balance Fund    Fund
-------------   -----------   ---------   ------------    -----------    ----------     ----------     ------------    -------------
$  4,680,289    $   661,271   $   54,338  $      3,018    $   420,273    $    828,011   $  1,457,437   $    170,878    $ 41,494,212
       4,533              1            0             0            334             628          4,838            425          12,437

      55,920              0            0             0         36,154           3,113         10,537          5,207         702,805
      10,471         31,748          305             0          1,205           1,381          7,924             90         112,052
      56,136            862          638            48          4,228           6,343         29,774          2,346         375,681
          45              0            0             0              0               0          8,757            663          12,351
           0              0            0            14              0               0              0              0               0
       1,673              0            0             0            271               0              0              5           2,610
   4,809,067        693,882       55,281         3,080        462,465         839,476      1,519,267        179,614      42,712,148


$    310,670    $         0   $    2,412  $          0    $    24,167    $     23,006   $     11,355   $     14,812    $  6,321,535
     428,637              0            0             0        167,573          41,087              0          8,386       4,055,744
      32,863              0            0             0              0          37,158              0              0         551,828
       5,042              0            0             0              0               0          1,436          1,022          45,441
      34,891        151,808          156             0            277          25,092          6,102            183         116,224
       4,398            303           75             0            416           3,604              0              0          38,087
         906             73           12             1             55             161            535             55           6,927
         736            132           16             1             63             143            447             39           5,644
         117             17           17             0             15              11            394             17           1,566
          97             26           10             0             13              25            189              7             758
         234              0            0             0             25               0              0             52          14,848
         148              0            0             0              0             188             14             43          17,273
     818,739        152,359        2,698             2        192,604         130,475         20,472         24,616      11,175,875

$  3,990,328    $   541,523   $   52,583  $      3,078    $   269,861    $    709,001   $  1,498,795   $    154,998    $ 31,536,273


$  4,115,430    $   541,503   $   53,644  $      3,096    $   266,093    $    713,910   $  1,414,834   $    151,799    $ 33,008,257

      (8,390)            20            4             0          1,023             356         38,389          1,795         (57,894)


     (56,070)             0         (925)          (10)          (860)         (1,905)       (42,124)        (3,522)     (1,057,756)


     (60,642)             0         (140)           (8)         3,605          (3,360)        87,696          4,926        (356,334)

$  3,990,328    $   541,523   $   52,583  $      3,078    $   269,861    $    709,001   $  1,498,795   $    154,998    $ 31,536,273


$    235,413    $   101,734   $    8,666  $         10    $    17,676    $     75,671   $    160,847   $      4,468    $  1,947,405
      73,121         25,507        5,314             0         11,463           6,694        374,171         11,604         654,104
     110,447         99,475       28,674             0         17,336          18,935        311,942         13,116         720,199
   3,571,347        314,807        9,929         3,068        223,386         607,701        651,835        125,810      28,214,565


      24,009        101,734          915             1          1,784           7,608          11,440             351       195,540
       7,457         25,507          561             0          1,157             673          26,806             912        65,679
      11,264         99,475        3,028             0          1,750           1,903          22,276           1,033        72,316


$       9.81    $      1.00   $     9.47  $       9.94    $      9.92    $       9.95    $      14.06    $      12.74  $       9.96
        9.81           1.00         9.47          0.00           9.92            9.95           13.96           12.72          9.96
        9.81           1.00         9.47          0.00           9.92            9.95           14.00           12.70          9.96

$  4,738,588    $   661,271   $   54,478  $      3,026    $   416,252    $    831,318    $  1,461,824    $    172,415  $ 41,850,196
$      3,817    $         0   $        0  $          0    $       136    $        607    $      3,182    $        446  $     57,001

                                                      See accompanying notes 121

Statements of Operations
For the year ended March 31, 2000
                                            California
                                            Intermediate              Emerging                                            Long-Term
Amounts in thousands                        Municipal    Convertible  Markets      Foreign      Global Bond  High Yield   U.S. Gov't
                                            Bond Fund    Fund         Bond         Bond Fund    Fund II      Fund         Fund
                                            ------------ -----------  --------     ---------    -----------  ----------   ----------

Investment Income:
Interest                                    $     120    $     191    $   2,224    $  40,038    $   3,723    $ 313,448    $  23,730
Dividends                                           0          572            0           99           11        9,839            0
Miscellaneous income                                0            7            0            0            0           48            0
Total Income                                      120          770        2,224       40,137        3,734      323,335       23,730

Expenses:
Investment advisory fees                            6          266           87        1,455          143        8,797          863
Administration fees                                 7          173           79        1,669          192       10,201        1,008
Distribution fees - Class B                         0            5            6          177           37        2,386          281
Distribution fees - Class C                         0           18            2          227           43        2,865          195
Servicing fees - Class A                            1            4            1          108            7          471           82
Servicing fees - Class B                            0            2            2           59           12          795           94
Servicing fees - Class C                            0            6            1           76           15          955           65
Distribution and/or servicing fees -
Other Classes                                       0            0           22           35            0          820           99
Trustees' fees                                      0            0            0            4            0           23            2
Organization costs                                 14           20            0            0            0            0            0
Interest expense                                    0            0           12        1,107           29            0          236
Registration fees                                   0            0            0            0            0            0            0
Miscellaneous expense                               0            0            0            0            0            0            0
Total expenses                                     28          494          212        4,917          478       27,313        2,925
Reimbursement by manager                          (14)         (17)           0            0            0            0            0
Net Expenses                                       14          477          212        4,917          478       27,313        2,925

Net Investment Income (loss)                      106          293        2,012       35,220        3,256      296,022       20,805

Net realized and unrealized Gain (loss):
Net realized gain (loss) on investments            (5)       7,735        1,273       (9,133)      (1,702)     (70,452)     (20,325)

Net realized gain (loss) on futures
contracts and written options                       0            0            0          389         (137)           0       (4,734)

Net realized gain (loss) on
foreign currency transactions                       0           86          (19)      13,736        1,015            0            0
Net change in unrealized appreciation
(depreciation) on investments                      72       28,021        2,015      (25,580)      (1,078)    (263,887)       9,491
Net change in unrealized appreciation
(depreciation) on futures contracts
and written options                                 0            0            0        1,514          517            0       (1,533)

Net change in unrealized appreciation
(depreciation) on translation of
assets and liabilities denominated
in foreign currencies                               0          (55)         (14)      (7,672)        (242)           0            0

Net gain (loss)                                    67       35,787        3,255      (26,746)      (1,627)    (334,339)     (17,101)


Net Increase (Decrease) in Assets
Resulting from Operations                   $     173    $  36,080    $   5,267    $   8,474    $   1,629    $ (38,317)   $   3,704

122 See accompanying notes

                                             New York
                                             Intermediate                                                Strategic      Total
Low            Money          Municipal      Municipal      Real Return    Short-Term     StocksPLUS     Balance        Return
Duration Fund  Market Fund    Bond Fund      Bond Fund      Bond Fund      Fund           Fund           Fund           Fund
-------------  -----------    ---------      ------------   -----------    ----------     ----------     ---------      -------

$    282,089    $    27,418   $     2,988    $        79    $     8,522    $    42,026    $   115,401    $     9,071    $ 1,949,659
       7,439              0             0              0              0              0            219             40         14,565
          59              0             0              0              0              2             35              4            626
     289,587         27,418         2,988             79          8,522         42,028        115,655          9,115      1,964,850


      10,481            755           141              5            286          1,611          5,710            527         72,342
       8,469          1,326           189              4            334          1,446          4,784            353         58,765
         541            137            44              0             58             36          2,581             49          4,790
         591              0           167              0             43             53          1,506             51          5,682
         566            109            23              0             25            210            417              6          4,054
         180             46            15              0             19             12            860             16          1,597
         296             85            83              0             21             44            753             17          1,894

         331             23             7              0             13             24            102              1          7,031
          28              3             0              0              1              4              9              1            189
           0              0             0             14              2              0              0              0              0
       3,099              5             5              0             31          1,214             96              0         30,200
           0              0             0              0              0              0              0              0              0
           0              0             0              0              0              0              0              0              0
      24,582          2,489           674             23            833          4,654         16,818          1,021        186,544
           0              0             0            (14)             0              0              0              0              0
      24,582          2,489           674              9            833          4,654         16,818          1,021        186,544

     265,005         24,929         2,314             70          7,689         37,374         98,837          8,094      1,778,306


     (36,229)             0          (919)            (4)           405         (1,929)        (1,165)        (1,099)      (499,631)


      (9,212)             0             0              0           (210)             0         37,328            104       (365,560)


      (2,503)             0             0              0            122            153          2,593            721         17,803

     (72,657)             0        (2,965)            (8)         4,115         (3,284)        (3,086)        (1,574)      (260,654)



      (2,504)             0             0              0           (173)             0         90,165          6,078         32,658



          (3)             0             0              0           (220)           (25)           171             27        (14,142)


    (123,108)             0        (3,884)           (12)         4,039         (5,085)       126,006          4,257     (1,089,526)



$    141,897    $    24,929   $    (1,570)   $        58    $    11,728    $    32,289    $   224,843    $    12,351    $   688,780

                                                      See accompanying notes 123

Statements of Changes in Net Assets
                                                      California
                                                      Intermediate
                                                      Municipal          Convertible   Emerging Markets
Amounts in thousands                                  Bond Fund          Fund          Bond Fund
                                                      ------------       -----------   -----------------------------
                                                        Year Ended        Year Ended       Year Ended     Year Ended
Increase (Decrease) in Net Assets from:             March 31, 2000    March 31, 2000   March 31, 2000 March 31, 1999
Operations
Net investment income (loss)                          $          106     $    293      $   2,012    $     464
Net realized gain (loss)                                          (5)       7,821          1,254         (364)
Net change in unrealized appreciation (depreciation)              72       27,966          2,001         (652)
Net increase (decrease) resulting from operations                173       36,080          5,267         (552)

Distributions to Shareholders:
From net investment income
  Class A                                                         (8)          (8)           (25)         (21)
  Class B                                                          0           (2)           (78)         (29)
  Class C                                                          0           (7)           (26)         (19)
  Other Classes                                                  (97)        (276)        (1,882)        (395)
In excess of net investment income
  Class A                                                          0          (34)             0            0
  Class B                                                          0          (10)             0            0
  Class C                                                          0          (32)             0            0
  Other Classes                                                    0       (1,195)             0            0
From net realized capital gains
  Class A                                                          0          (17)             0            0
  Class B                                                          0           (6)             0            0
  Class C                                                          0          (19)             0            0
  Other Classes                                                    0         (577)             0            0
In excess of net realized capital gains
  Class A                                                         (1)           0              0           (1)
  Class B                                                          0            0              0           (2)
  Class C                                                          0            0              0           (1)
  Other Classes                                                   (6)           0              0          (24)

Total Distributions                                             (112)      (2,183)        (2,011)        (492)

Fund Share Transactions:
Receipts for shares sold
  Class A                                                      1,879        4,800            185          184
  Class B                                                          0        2,593            716          502
  Class C                                                          0        6,988             68          273
  Other Classes                                                8,860      176,122         42,500          895
Issued in reorganization
  Class A                                                          0            0              0            0
  Class B                                                          0            0              0            0
  Class C                                                          0            0              0            0
  Other Classes                                                    0            0              0            0
Issued as reinvestment of distributions
  Class A                                                         12           58             20           16
  Class B                                                          0           13             39           18
  Class C                                                          0           49             14           11
  Other Classes                                                   91        1,984          1,803          405
Cost of shares redeemed
  Class A                                                       (119)        (363)           (95)        (295)
  Class B                                                          0         (337)          (118)        (372)
  Class C                                                          0         (141)           (98)        (122)
  Other Classes                                                 (556)     (41,632)       (25,001)        (346)
Net increase (decrease) resulting from Fund
 share transactions                                           10,167      150,134         20,033        1,169

Total Increase (Decrease) in Net Assets                       10,228      184,031         23,289          125

Net Assets:
Beginning of period                                                0            0          4,558        4,433
End of period *                                             $ 10,228    $ 184,031      $  27,847      $ 4,558

*Including net undistributed (overdistributed)
 investment income of:                                      $      1    $   5,512      $     862      $     0


124 See accompanying notes

Foreign Bond Fund            Global Bond Fund II        High Yield Fund        Long-Term U.S. Gov't Fund Low Duration Fund
--------------------------   ------------------------  ----------------------- ------------------------- ------------------------
 Year Ended    Year Ended   Year Ended    Year Ended   Year Ended   Year Ended  Year Ended    Year Ended  Year Ended    Year Ended
  March 31,     March 31,    March 31,     March 31,    March 31,    March 31,   March 31,     March 31,   March 31,     March 31,
       2000          1999         2000          1999         2000         1999        2000          1999        2000          1999


 $   35,220   $    27,910  $     3,256   $     2,125   $  296,022  $  206,013  $    20,805   $     9,135  $   265,005   $   217,276
      4,992         5,073         (824)           75      (70,452)     (5,689)     (25,059)         (505)     (47,944)        4,149
    (31,738)        5,504         (803)          200     (263,887)    (88,818)       7,958        (5,884)     (75,164)      (10,418)

      8,474        38,487        1,629         2,400      (38,317)    111,506        3,704         2,746      141,897       211,007



     (2,482)       (1,018)        (149)         (245)     (15,406)     (7,385)      (1,946)         (843)     (13,205)       (8,976)

     (1,179)         (681)        (229)         (188)     (23,625)    (14,721)      (1,936)       (1,044)      (3,668)       (2,185)

     (1,515)         (992)        (268)         (250)     (28,389)    (22,155)      (1,340)         (902)      (6,311)       (4,608)

    (30,001)      (25,369)      (2,569)       (1,435)    (226,319)   (159,223)     (15,549)       (6,348)    (237,815)     (201,521)


          0             0           (2)            0         (113)        (95)           0             0         (200)            0
          0             0           (4)            0         (172)       (190)           0             0          (55)            0
          0             0           (5)            0         (207)       (286)           0             0          (96)            0
          0             0          (41)            0       (1,652)     (2,059)           0             0       (3,599)            0

       (416)         (231)           0            (5)           0           0            0             0            0          (200)

       (209)         (171)           0            (6)           0           0            0             0            0           (73)

       (262)         (239)           0            (9)           0           0            0             0            0          (112)

     (3,938)       (4,368)           0           (42)           0           0            0             0            0        (3,748)


       (315)         (578)          (6)          (26)           0           0            0          (843)           0          (837)

       (153)         (429)          (9)          (34)           0           0            0        (1,298)           0          (305)

       (198)         (598)         (11)          (47)           0           0            0        (1,162)           0          (469)

     (2,976)      (10,932)         (95)         (220)           0           0            0        (4,295)           0       (15,684)


    (43,649)      (45,606)      (3,388)       (2,507)    (295,883)   (206,114)     (20,771)      (16,735)    (264,949)     (238,718)




     47,005        27,767        1,600         1,024      214,375     137,501       39,235        36,432      415,786       508,627
     10,650        12,228        1,267         1,843      141,755     182,999       16,036        37,608       53,258        77,162
     10,346        18,663        1,527         1,091      217,795     258,132       10,916        39,974       55,588        74,325
    191,536       301,244       59,618         4,100    1,500,396   1,410,720      218,562       196,867    2,950,320     2,411,822

          0             0            0             0            0           0            0             0            0             0
          0             0            0             0            0           0            0             0            0             0
          0             0            0             0            0           0            0             0            0             0
          0             0            0             0            0           0            0             0            0             0

      2,623         1,435          124           218        9,497       4,421        1,509         1,202       10,938         8,716
      1,204         1,052          177           157       11,679       7,543        1,334         1,826        2,556         1,938
      1,630         1,625          244           266       17,370      13,989        1,016         1,559        4,903         4,065
     29,929        29,769        2,526         1,643      203,172     146,326       13,146         9,031      207,600       186,268

    (22,268)       (9,441)      (2,026)       (5,295)    (174,492)    (54,108)     (26,743)      (12,413)    (376,451)     (433,778)

     (7,337)       (2,428)      (1,506)       (1,535)    (106,519)    (53,670)     (18,920)       (6,867)     (45,716)      (31,051)

     (9,583)       (7,487)      (2,083)       (1,588)    (228,700)   (175,112)     (20,940)      (15,054)     (58,675)      (34,148)

   (295,818)     (176,331)      (5,204)       (1,175)  (1,524,985)   (771,543)    (144,475)      (68,977)  (2,977,974)   (1,876,626)

    (40,083)      198,096       56,264           749      281,343   1,107,198       90,676       221,188      242,133       897,320

    (75,258)      190,977       54,505           642      (52,857)  1,012,590       73,609       207,199      119,081       869,609


    620,783       429,806       42,544        41,902    3,223,250   2,210,660      281,638          74,439  3,871,247     3,001,638
$   545,525  $    620,783  $    97,049   $    42,544  $ 3,170,393 $ 3,223,250    $ 355,247     $   281,638 $3,990,328   $ 3,871,247

$    15,115  $      8,423  $       889   $       (41) $    (1,991)$    (2,284)   $      45     $       100 $   (8,390)  $    (4,007)


See accompanying notes 125

Statements of Changes in Net Assets (Cont.)
                                                                                                            New York
                                                                                                            Intermediate
                                                                                                            Municipal
Amounts in thousands                                   Money Market Fund           Municipal Bond Fund      Bond Fund
                                                       ------------------------    ------------------------ -------------
                                                       Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
Increase (Decrease) in Net Assets from:                 March 31,     March 31,     March 31,     March 31,     March 31,
                                                             2000          1999          2000          1999          2000

Operations
Net investment income (loss)                              $24,929    $   11,632    $    2,314    $    1,602         $  70
Net realized gain (loss)                                        0             0          (919)           (6)           (4)
Net change in unrealized appreciation (depreciation)            0             0        (2,965)        2,835            (8)
Net increase (decrease) resulting from operations          24,929        11,632        (1,570)        4,431            58

Distributions to Shareholders:
From net investment income
Class A                                                    (5,341)       (3,793)         (403)         (231)            0
Class B                                                      (735)         (330)         (214)         (135)            0
Class C                                                    (4,148)       (3,648)       (1,311)       (1,016)            0
Other Classes                                             (14,699)       (3,864)         (380)         (220)          (70)
In excess of net investment income
Class A                                                         0             0             0             0             0
Class B                                                         0             0             0             0             0
Class C                                                         0             0             0            (2)            0
Other Classes                                                   0             0             0             0             0
From net realized capital gains
Class A                                                         0             0             0             0             0
Class B                                                         0             0             0             0             0
Class C                                                         0             0             0             0             0
Other Classes                                                   0             0             0             0             0
In excess of net realized capital gains
Class A                                                         0             0             0             0             0
Class B                                                         0             0             0             0             0
Class C                                                         0             0             0             0             0
Other Classes                                                   0             0             0             0            (6)

Total Distributions                                       (24,923)      (11,635)       (2,308)       (1,604)          (76)

Fund Share Transactions:
Receipts for shares sold
Class A                                                 5,545,908     3,795,864         7,221         3,043            10
Class B                                                   110,792        43,230         3,559         2,929             0
Class C                                                 1,134,937     1,514,481         3,130         4,471             0
Other Classes                                             427,835       848,391         9,608         7,840         3,010
Issued in reorganization
Class A                                                         0             0             0         6,782             0
Class B                                                         0             0             0         3,958             0
Class C                                                         0             0             0        36,556             0
Other Classes                                                   0             0             0             0             0
Issued as reinvestment of distributions
Class A                                                     2,941         2,190           211           140             0
Class B                                                       615           274           112            75             0
Class C                                                     3,367         2,811           945           732             0
Other Classes                                              14,434         3,024           370           214            76
Cost of shares redeemed
Class A                                                (5,552,316)   (3,734,230)       (5,201)       (3,240)            0
Class B                                                  (100,869)      (31,473)       (4,031)         (990)            0
Class C                                                (1,124,988)   (1,486,828)      (10,912)       (6,220)            0
Other Classes                                            (459,029)     (575,933)       (7,109)       (3,582)            0
Net increase (decrease) resulting from Fund
 share transactions                                         3,627       381,801        (2,097)       52,708         3,096

Total Increase (Decrease) in Net Assets                     3,633       381,798        (5,975)       55,535         3,078

Net Assets:
Beginning of period                                       537,890       156,092        58,558         3,023             0
End of period *                                        $  541,523    $  537,890    $   52,583    $   58,558        $3,078

*Including net undistributed (overdistributed)
 investment income of:                                 $       20    $       14    $        4    $       (2)       $    0

126 See accompanying notes

Real Return Bond Fund      Short-Term Fund              StocksPLUS Fund               Strategic Balanced Fund  Total Return Fund
-----------------------    -----------------------      --------------------------    -----------------------  -----------------
 Year Ended  Year Ended    Year Ended   Year Ended      Year Ended      Year Ended    Year Ended   Year Ended     Year Ended
  March 31,   March 31,     March 31,    March 31,       March 31,       March 31,     March 31,    March 31,      March 31,
       2000        1999          2000         1999            2000            1999          2000         1999           2000

$    7,689 $        695     $  37,374   $   25,972    $     98,837    $     56,693  $      8,094   $    3,531  $  1,778,306
       317          131        (1,776)         217          38,756         107,476          (274)       3,599      (847,388)
     3,722          (46)       (3,309)        (613)         87,250         (10,410)        4,531          (31)     (242,138)
    11,728          780        32,289       25,576         224,843         153,759        12,351        7,099       688,780



      (649)        (105)       (4,576)      (2,553)        (12,776)         (5,558)         (241)           0       (89,782)
      (442)        (109)         (228)         (95)        (24,377)         (9,623)         (542)           0       (30,635)
      (493)         (91)         (909)        (547)        (22,197)         (8,506)         (553)           0       (36,340)
    (5,952)        (363)      (31,652)     (22,783)        (48,619)        (27,245)       (7,091)      (3,144)   (1,544,481)

         0          (14)            0            0               0               0             0            0        (3,855)
         0          (15)            0            0               0               0             0            0        (1,315)
         0          (13)            0            0               0               0             0            0        (1,560)
         0          (51)            0            0               0               0             0            0       (66,316)

       (19)          (2)            0          (16)        (10,979)         (8,585)          (52)           0             0
       (12)          (1)            0           (1)        (23,440)        (16,378)         (145)           0             0
       (19)          (1)            0           (4)        (20,814)        (13,745)         (147)           0             0
      (243)          (3)            0         (113)        (40,302)        (38,167)       (1,436)      (3,358)            0

         0            0             0          (62)         (5,698)              0          (105)           0             0
         0            0             0           (3)        (12,164)              0          (293)           0             0
         0            0             0          (14)        (10,800)              0          (296)           0             0
         0            0             0         (436)        (20,915)              0        (2,886)           0             0

    (7,829)        (768)      (37,365)     (26,627)       (253,081)       (127,807)      (13,787)      (6,502)   (1,774,284)



    11,806        6,141       102,581      100,568         225,386         130,068         2,703            0     1,506,055
     9,829        3,210         8,403        6,850         145,530         184,202         4,146            0       282,282
    17,048        3,626        22,931       47,252         139,471         166,603         5,532            0       312,021
   214,305       11,792     1,224,707      890,437         284,609         216,013         9,120       55,317    11,402,013

         0            0             0            0               0               0         8,167            0             0
         0            0             0            0               0               0        11,192            0             0
         0            0             0            0               0               0        11,513            0             0
         0            0             0            0               0               0        35,908            0             0

       506          115         3,855        2,329          27,851          12,348           336            0        75,662
       307           98           180           55          54,645          22,233           821            0        21,883
       284           33           737          441          50,658          19,336           893            0        27,579
     4,724          361        22,331       16,533         107,331          62,137         7,151        4,044     1,288,826

    (1,110)        (337)     (110,878)     (46,206)       (240,512)        (59,680)       (5,306)           0      (716,288)
    (2,416)      (1,174)       (5,669)      (4,346)        (99,404)        (29,175)       (3,077)           0      (175,145)
    (2,761)      (1,626)      (20,188)     (38,830)       (114,424)        (41,951)       (3,424)           0      (304,175)
   (14,771)      (1,922)   (1,136,901)    (582,240)       (255,850)       (184,056)      (27,359)        (646)   (7,223,440)
   237,751       20,317       112,089      392,843         325,291         498,078        58,316       58,715     6,497,273

   241,650       20,329       107,013      391,792         297,053         524,030        56,880       59,312     5,411,769


    28,211        7,882       601,988      210,196       1,201,742         677,712        98,118       38,806    26,124,504
$  269,861    $  28,211  $    709,001   $  601,988    $  1,498,795    $  1,201,742  $    154,998   $   98,118  $ 31,536,273

$    1,023    $     (13) $        356   $      343    $     38,389    $     54,973  $      1,795   $    2,185  $    (57,894)

Total Return Fund
-----------------

  Year Ended
   March 31,
        1999

$  1,285,330
     472,416
    (239,440)
   1,518,306



     (42,630)
     (15,398)
     (24,602)
  (1,203,263)

           0
           0
           0
           0

     (19,342)
      (9,103)
     (13,017)
    (471,102)

     (14,512)
      (6,829)
      (9,766)
    (353,438)

  (2,183,002)



     854,123
     409,474
     408,975
  11,022,189

           0
           0
           0
           0

      65,979
      23,537
      36,630
   1,701,985

    (284,563)
     (54,809)
    (116,385)
  (5,369,646)
   8,697,489

   8,032,793


  18,091,711
$ 26,124,504

$    (77,068)

                                                      See accompanying notes 127

Statements of Cash Flows

                                                                                           Long-Term U.S.
Amounts in thousands                                        Foreign        Global Bond     Government    Real Return
                                                            Bond Fund      Fund II         Fund          Bond Fund

Increase (Decrease) in Cash and Foreign Currency from:
 Financing Activities
Sales of Fund shares                                         $   260,311    $    64,097    $   285,487    $   251,988
Redemptions of Fund shares                                      (336,496)       (10,771)      (212,980)       (20,842)
Cash distributions paid                                           (8,373)          (250)        (3,610)        (1,639)
Increase (Decrease) from financing transactions                 (164,666)         2,870        178,913        143,379
Net increase (decrease) from financing activities               (249,224)        55,946        247,810        372,886

Operating Activities
Purchases of long-term securities and foreign currency        (3,194,641)      (273,842)    (1,882,732)      (818,669)
Proceeds from sales of long-term securities and
 foreign currency                                              3,407,402        218,865      1,627,816        450,648
Purchases of short-term securities (net)                          36,865           (999)       (12,616)        (5,486)
Net investment income                                             35,220          3,256         20,805          7,689
Change in other receivables/payables (net)                       (25,964)          (778)        (1,082)        (7,622)
Net increase (decrease) from operating activities                258,882         53,498       (247,809)      (373,440)

Net Increase in Cash and Foreign Currency                          9,658          2,448              1           (554)

Cash and Foreign Currency
Beginning of period                                                    0            128              0            888
End of period                                                $     9,658    $     2,576    $         1    $       334

Notes to Financial Statements
March 31, 2000

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 30 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the A, B and C Classes (the "Retail Classes") of the Trust. Certain detailed financial information for the Institutional, Administrative and D Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the Convertible, StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

March 31, 2000

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the Convertible, StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income, and non-class specific expenses of the Convertible, StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counter-party to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Stripped Mortgage Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.15% for the Money Market Fund, 0.40% for the Convertible, StocksPLUS and Strategic Balanced Funds, 0.45% for the Emerging Markets Bond Fund and 0.25% for all other Funds.

Administration Fee. PIMCO serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for the Retail Classes is charged at the annual rate of 0.35% for the Money Market, Municipal Bond, Short-Term, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds, 0.45% for the Foreign Bond and Global Bond II Funds, 0.55% for the Emerging Markets Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at an annual rate of 0.18% for the Low Duration and Total Return Funds, 0.20% for the Moderate Duration, Money Market and Short-Term Funds, 0.24% California Intermediate Municipal Bond and New York Intermediate Municipal Bond, 0.40% for the Emerging Markets Bond Fund and 0.25% for all other Funds. The Administration Fee for Class D is charged at the annual rate of 0.25% for Low Duration, Short-Term, and Total Return Funds, 0.35% for Municipal Bond, 0.45% for Foreign Bond Fund, and 0.40% for all other Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.
     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during the current fiscal year.

March 31, 2000

     Pursuant to the Distribution and Servicing Plans adopted by the Retail and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the Retail and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                           Allowable Rate
                                                   -----------------------------
                                                     Distribution    Servicing
                                                          Fee (%)      Fee (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                                              --         0.10
All other Funds                                                --         0.25

Class B
All Funds                                                    0.75         0.25

Class C
Municipal Bond, Real Return Bond
and StocksPLUS and Low Duration
Funds                                                        0.50         0.25

Money Market Fund                                              --         0.10
Short-Term Fund                                              0.30         0.25
All other Funds                                              0.75         0.25

Class D
All Funds                                                      --         0.25


PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Retail Classes shares. For the period ended March 31, 2000, the funds were informed that PFD received $11,859,369 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then current prospectus plus
0.49 basis points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                          Inst'l Class    Admn. Class    Class A    Class B    Class C    Class D
-------------------------------------------------------------------------------------------------
Convertible Fund                 0.65%          0.90%      1.05%      1.80%      1.80%      1.05%
California Intermediate
  Municipal Bond Fund            0.49%          0.74%      0.85%        --         --       0.85%
New York Intermediate
  Municipal Bond Fund            0.49%          0.74%      0.85%        --         --       0.85%

PIMCO may be reimbursed for these waived amounts in future periods.

     Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2000 were as follows (amounts in thousands):


                                                U.S. Government/Agency                   All Other
                                           ------------------------------------------------------------------
                                              Purchases           Sales          Purchases            Sales
-------------------------------------------------------------------------------------------------------------
CA Int. Municipal Bond Fund                $      3,810    $      3,818      $      27,038    $      14,395
Convertible Fund                                      0               0            300,599          159,204
Emerging Markets Bond Fund                            0               0             77,633           60,388
Foreign Bond Fund                             1,162,359       1,173,327          2,025,127        2,209,981
Global Bond Fund II                              94,276          81,550            186,188          138,372
High Yield Fund                                       0               0          1,702,854        1,323,390
Long-Term U.S. Gov't Fund                     1,577,956       1,551,989            241,304           25,156
Low Duration Fund                             1,934,604       2,431,440          2,202,338        1,092,435
Municipal Bond Fund                                   0               0             80,961           81,082
NY Int. Municipal Bond Fund                           0               0             10,957            8,023
Real Return Bond Fund                           688,938         446,634            147,408           28,564
Short-Term Fund                                  54,571          58,790            298,186          132,990
StocksPLUS Fund                                 658,594         580,578            753,342          454,667
Strategic Balanced Fund                         201,324         163,287             83,174           32,490
Total Return Fund                            56,671,088      70,114,485         35,320,326        9,011,674

5. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                              Value of
                                                                               Shares           Shares        Total Net
                                                                            Issued by        Issued by        Assets of
                                                                            Acquiring        Acquiring         Acquired
Acquiring Fund                   Acquired Fund                     Date          Fund             Fund             Fund
-----------------------------------------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund        PIMCO Tax Exempt Fund       06/26/1998         4,716         $ 47,296         $ 47,296
-----------------------------------------------------------------------------------------------------------------------
PIMCO Strategic Balanced Fund    PIMCO Balanced Fund         09/17/1999         5,137         $ 66,780         $ 66,780
-----------------------------------------------------------------------------------------------------------------------
                                                                                                 Total
                                                                            Total Net       Net Assets         Acquired
                                                                            Assets of     of Acquiring           Fund's
                                                                            Acquiring       Fund After       Unrealized
Acquiring Fund                   Acquired Fund                     Date          Fund      Acquisition   (Depreciation)
-----------------------------------------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund        PIMCO Tax Exempt Fund       06/26/1998      $  4,295         $ 51,591         $  2,335
-----------------------------------------------------------------------------------------------------------------------
PIMCO Strategic Balanced Fund    PIMCO Balanced Fund         09/17/1999      $105,993         $172,774         $    (45)
-----------------------------------------------------------------------------------------------------------------------

6. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                                                   Long-Term                                         Strategic
                            Foreign  Global Bond  U.S. Gov't  Low Duration  Real Return  StocksPLUS   Balanced  Total Return
                          Bond Fund      Fund II        Fund          Fund         Fund        Fund       Fund          Fund
----------------------------------------------------------------------------------------------------------------------------
                                                                 Premium
----------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/1999     $     126   $        9   $     224    $    1,830    $       0   $      53  $      21   $    35,106
Sales                         1,403           89       1,611         9,716            5      10,501      2,808       130,952
Closing Buys                   (264)           0          (1)        1,153            0       4,794     (1,166)      (21,392)
Expirations                    (745)         (55)     (1,211)       (4,246)          (5)    (13,276)      (868)     (106,510)
Exercised                       (47)          (3)        (44)       (4,580)           0        (841)      (103)       (6,434)
----------------------------------------------------------------------------------------------------------------------------
Balance at 03/31/2000     $     473     $     40   $     579    $    3,873    $       0   $   1,231  $     692   $    31,722
============================================================================================================================

7. Federal Income Tax Matters
As of March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.
     Additionally, the California Intermediate Municipal Bond, Emerging Markets, Global Bond II, High Yield, Long-Term U.S. Government, Low Duration, Municipal Bond, New York Intermediate Municipal Bond, Real Return, Short-Term, and Total Return Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $12,205, $24,335, $406,361, $43,449,654, $10,332,768, $17,470,237, $526,178,
$10,244, $342,135, $1,382,953, and $243,968,849, respectively.
     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                         Capital Loss Carryforwards
                                  ----------------------------------------------
                                  Realized          Acquired
                                    Losses            Losses          Expiration
--------------------------------------------------------------------------------
Emerging Markets Bond Fund   $     420,637       $         0          03/31/2007
Municipal Bond Fund                  5,734                 0          03/31/2007
Short-Term Fund                    109,956                 0          03/31/2007
Foreign Bond Fund               10,316,442                 0           3/31/2008
Global Bond Fund II              1,342,527                 0           3/31/2008
High Yield Fund                 39,492,722                 0           3/31/2008
High Yield Fund                          0        48,559,227           3/31/2002
Long-Term U.S. Government
Fund                            23,250,622                 0           3/31/2008
Low Duration Fund               42,174,597                 0           3/31/2008
Municipal Bond Fund                391,768                 0           3/31/2008
Municipal Bond Fund                  5,734                 0           3/31/2007
Short-Term Fund                    412,413                 0           3/31/2008
Short-Term Fund                    109,956                 0           3/31/2007
Total Return Fund              750,096,993                 0           3/31/2008

March 31, 2000

8. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                                                          California
                                                                         Intermediate
                                                                           Municipal                    Convertible
                                                                           Bond Fund                        Fund
                                                                 -----------------------------   ---------------------------
                                                                          Year Ended                     Year Ended
                                                                           03/31/2000                    03/31/2000
                                                                     Shares          Amount         Shares         Amount
                                                                 -----------------------------   ---------------------------
Receipts for shares sold
    Class A                                                             189     $     1,879            353    $     4,800
    Class B                                                               0               0            188          2,593
    Class C                                                               0               0            517          6,988
    Other Classes                                                       887           8,860         13,296        176,122
Shares issued in reorganization
    Class A                                                               0               0              0              0
    Class B                                                               0               0              0              0
    Class C                                                               0               0              0              0
    Other Classes                                                         0               0              0              0
Issued as reinvestment of distributions
    Class A                                                               1              12              4             58
    Class B                                                               0               0              1             13
    Class C                                                               0               0              3             49
    Other Classes                                                         9              91            137          1,984
Cost of shares redeemed
    Class A                                                             (12)           (119)           (27)          (363)
    Class B                                                               0               0            (24)          (337)
    Class C                                                               0               0            (10)          (141)
    Other Classes                                                       (56)           (556)        (2,763)       (41,632)

Net increase (decrease) resulting from
Fund share transactions                                               1,018     $    10,167         11,675    $   150,134

                                                                                Emerging Markets Bond Fund
                                                                 -----------------------------------------------------------
                                                                          Year Ended                     Year Ended
                                                                           03/31/2000                    03/31/1999
                                                                     Shares          Amount         Shares         Amount
                                                                 -----------------------------------------------------------
Receipts for shares sold
    Class A                                                              23     $       185             24    $       184
    Class B                                                              92             716             68            502
    Class C                                                               9              68             33            273
    Other Classes                                                     5,546          42,500            114            895
Shares issued in reorganization
    Class A                                                               0               0              0              0
    Class B                                                               0               0              0              0
    Class C                                                               0               0              0              0
    Other Classes                                                         0               0              0              0
Issued as reinvestment of distributions
    Class A                                                               2              20              2             16
    Class B                                                               5              39              2             18
    Class C                                                               2              14              1             11
    Other Classes                                                       225           1,803             54            405
Cost of shares redeemed
    Class A                                                             (11)            (95)           (37)          (295)
    Class B                                                             (14)           (118)           (48)          (372)
    Class C                                                             (12)            (98)           (18)          (122)
    Other Classes                                                    (3,241)        (25,001)           (47)          (346)

Net increase (decrease) resulting from
Fund share transactions                                               2,626     $    20,033            148    $     1,169

                                                                                     Low Duration Fund
                                                                ------------------------------------------------------------
                                                                          Year Ended                     Year Ended
                                                                           03/31/2000                    03/31/1999
                                                                     Shares          Amount         Shares         Amount
                                                                ------------------------------------------------------------
Receipts for shares sold
    Class A                                                         41,997      $   415,786         49,976    $   508,627
    Class B                                                          5,371           53,258          7,581         77,162
    Class C                                                          5,600           55,588          7,307         74,325
    Other Classes                                                  297,686        2,950,320        237,127      2,411,822
Shares issued in reorganization
    Class A                                                              0                0              0              0
    Class B                                                              0                0              0              0
    Class C                                                              0                0              0              0
    Other Classes                                                        0                0              0              0
Issued as reinvestment of distributions
    Class A                                                          1,104           10,938            857          8,716
    Class B                                                            258            2,556            191          1,938
    Class C                                                            495            4,903            400          4,065
    Other Classes                                                   20,984          207,600         18,312        186,268
Cost of shares redeemed
   Class A                                                         (38,065)        (376,451)       (42,621)      (433,778)
   Class B                                                          (4,621)         (45,716)        (3,055)       (31,051)
   Class C                                                          (5,936)         (58,675)        (3,358)       (34,148)
   Other Classes                                                  (301,000)      (2,977,974)      (184,542)    (1,876,626)

Net increase (decrease) resulting from
Fund share transactions                                             23,873      $   242,133         88,175    $   897,320

                                                                                      Money Market Fund
                                                                ------------------------------------------------------------
                                                                          Year Ended                     Year Ended
                                                                           03/31/2000                    03/31/1999
                                                                     Shares          Amount         Shares         Amount
                                                                ------------------------------------------------------------
Receipts for shares sold
    Class A                                                      5,545,908      $ 5,545,908      3,795,864    $ 3,795,864
    Class B                                                        110,792          110,792         43,230         43,230
    Class C                                                      1,134,937        1,134,937      1,514,481      1,514,481
    Other Classes                                                  427,835          427,835        848,391        848,391
Shares issued in reorganization
    Class A                                                              0               0              0               0
    Class B                                                              0               0              0               0
    Class C                                                              0               0              0               0
    Other Classes                                                        0               0              0               0
Issued as reinvestment of distributions
    Class A                                                          2,941           2,941          2,190           2,190
    Class B                                                            615             615            274             274
    Class C                                                          3,367           3,367          2,811           2,811
    Other Classes                                                   14,433          14,434          3,024           3,024
Cost of shares redeemed
    Class A                                                     (5,552,316)     (5,552,316)    (3,734,230)     (3,734,230)
    Class B                                                       (100,869)       (100,869)       (31,473)        (31,473)
    Class C                                                     (1,124,988)     (1,124,988)    (1,486,828)     (1,486,828)
    Other Classes                                                 (459,029)       (459,029)      (575,933)       (575,933)

Net increase (decrease) resulting from
Fund share transactions                                              3,626      $   3,627         381,801     $   381,801


              Foreign Bond Fund                                  Global Bond Fund II
 ---------------------------------------------       ---------------------------------------------
     Year Ended                Year Ended                Year Ended                Year Ended
     03/31/2000                03/31/1999                03/31/2000                03/31/1999
 Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
 ---------------------------------------------       ---------------------------------------------

  4,628  $    47,005        2,580  $    27,767          167   $    1,600          103   $    1,024
  1,041       10,650        1,138       12,228          133        1,267          186        1,843
  1,012       10,346        1,741       18,663          160        1,527          110        1,091
 18,803      191,536       28,018      301,244        6,377       59,618          418        4,100

      0            0            0            0            0            0            0            0
      0            0            0            0            0            0            0            0
      0            0            0            0            0            0            0            0
      0            0            0            0            0            0            0            0

    260        2,623          135        1,435           13          124           22          218
    119        1,204           99        1,052           19          177           16          157
    161        1,630          152        1,625           26          244           27          266
  2,951       29,929        2,788       29,769          268        2,526          166        1,643

 (2,202)     (22,268)        (878)      (9,441)        (214)      (2,026)        (537)      (5,295)
   (727)      (7,337)        (227)      (2,428)        (160)      (1,506)        (155)      (1,535)
   (944)      (9,583)        (700)      (7,487)        (221)      (2,083)        (160)      (1,588)
(29,099)    (295,818)     (16,477)    (176,331)        (558)      (5,204)        (119)      (1,175)


 (3,997) $   (40,083)      18,369  $   198,096        6,010   $   56,264           77   $      749


                 High Yield Fund                                Long-Term U.S. Gov't Fund
  ---------------------------------------------       ---------------------------------------------
      Year Ended                Year Ended                Year Ended                Year Ended
      03/31/2000                03/31/1999                03/31/2000                03/31/1999
  Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
  ---------------------------------------------       ---------------------------------------------

  19,896  $   214,375       12,154  $   137,501        4,070   $   39,235        3,332   $   36,432
  13,027      141,755       16,167      182,999        1,632       16,036        3,430       37,608
  20,097      217,795       22,663      258,132        1,110       10,916        3,616       39,974
 138,322    1,500,396      124,498    1,410,720       22,328      218,562       18,028      196,867

       0            0            0            0            0            0            0            0
       0            0            0            0            0            0            0            0
       0            0            0            0            0            0            0            0
       0            0            0            0            0            0            0            0

     883        9,497          390        4,421          155        1,509          111        1,202
   1,084       11,679          666        7,543          137        1,334          168        1,826
   1,613       17,370        1,234       13,989          104        1,016          144        1,559
  18,896      203,172       12,906      146,326        1,356       13,146          834        9,031

 (16,324)    (174,492)      (4,784)     (54,108)      (2,749)     (26,743)      (1,132)     (12,413)
  (9,920)    (106,519)      (4,747)     (53,670)      (1,947)     (18,920)        (626)      (6,867)
 (21,279)    (228,700)     (15,317)    (175,112)      (2,146)     (20,940)      (1,373)     (15,054)
(143,149)  (1,524,985)     (68,522)    (771,543)     (15,089)    (144,475)      (6,234)     (68,977)

  23,146  $   281,343       97,308  $ 1,107,198        8,961   $   90,676       20,298   $  221,188

                                                         New York
                                                       Intermediate
                                                         Municipal
            Municipal Bond Fund                          Bond Fund                       Real Return Bond Fund
---------------------------------------------       -------------------       ---------------------------------------------
    Year Ended                Year Ended                Year Ended                Year Ended                Year Ended
    03/31/2000                03/31/1999                03/31/2000                03/31/2000                03/31/2000
Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount       Shares       Amount
---------------------------------------------       -------------------       -------------------       -------------------
   750  $     7,221          322  $     3,043            1   $       10        1,210   $   11,806          620   $    6,141
   374        3,559          295        2,929            0            0        1,003        9,829          328        3,210
   322        3,130          644        4,471            0            0        1,745       17,048          371        3,626
 1,009        9,608          772        7,840          301        3,010       21,969      214,305        1,199       11,792

     0            0          676        6,782            0            0            0            0            0            0
     0            0          395        3,958            0            0            0            0            0            0
     0            0        3,645       36,556            0            0            0            0            0            0
     0            0            0            0            0            0            0            0            0            0

    22          211           14          140            0            0           52          506           12          115
    12          112            7           75            0            0           31          307           10           98
    98          945           72          732            0            0           29          284            3           33
    39          370           22          214            8           76          484        4,724           36          361

  (551)      (5,201)        (318)      (3,240)           0            0         (114)      (1,110)         (34)        (337)
  (425)      (4,031)         (97)        (990)           0            0         (248)      (2,416)        (120)      (1,174)
(1,139)     (10,912)        (614)      (6,220)           0            0         (282)      (2,761)        (166)      (1,626)
  (746)      (7,109)        (351)      (3,582)           0            0       (1,517)     (14,771)        (195)      (1,922)


  (235) $    (2,097)       5,484   $   52,708          310   $    3,096       24,362   $   237,751       2,064   $   20,317


                 Short-Term Fund
     ---------------------------------------------
         Year Ended                Year Ended
         03/31/2000                03/31/1999
     Shares       Amount       Shares       Amount
     ---------------------------------------------

     10,292  $   102,581       10,028   $  100,568
        844        8,403          682        6,850
      2,301       22,931        4,713       47,252
    122,851    1,224,707       88,655      890,437

          0            0            0            0
          0            0            0            0
          0            0            0            0
          0            0            0            0

        387        3,855          232        2,329
         18          180            6           55
         74          737           44          441
      2,242       22,331        1,711       16,533

    (11,127)    (110,878)      (4,608)     (46,206)
       (569)      (5,669)        (433)      (4,346)
     (2,026)     (20,188)      (3,874)     (38,830)
   (114,031)  (1,136,901)     (58,021)    (582,240)


     11,256  $   112,089       39,135   $  392,843

March 31, 2000

Shares of Beneficial Interest (Cont.)
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):


                                                       StocksPLUS Fund                           Strategic Balanced Fund

                                          ------------------------------------------   ------------------------------------------
                                              Year Ended             Year Ended            Year Ended             Year Ended
                                              03/31/2000             03/31/1999            03/31/2000             03/31/1999
                                          Shares       Amount    Shares       Amount   Shares       Amount    Shares       Amount
                                          ------------------------------------------   ------------------------------------------
Receipts for shares sold
  Class A                                 15,869  $   225,386     9,310  $   130,068      118   $    2,703         0   $        0
  Class B                                 10,113      145,530    13,245      184,202      231        4,146         0            0
  Class C                                  9,655      139,471    11,922      166,603      346        5,532         0            0
  Other Classes                           19,592      284,609    15,465      216,013      964        9,120     4,335       55,317
Shares issued in reorganization
  Class A                                      0            0         0            0      629        8,167         0            0
  Class B                                      0            0         0            0      862       11,192         0            0
  Class C                                      0            0         0            0      888       11,513         0            0
  Other Classes                                0            0         0            0    2,758       35,908         0            0
Issued as reinvestment of distributions
  Class A                                  1,987       27,851       907       12,348       26          336         0            0
  Class B                                  3,929       54,645     1,644       22,233       64          821         0            0
  Class C                                  3,630       50,658     1,426       19,336       70          893         0            0
  Other Classes                            7,615      107,331     4,549       62,137      556        7,151       323        4,044
Cost of shares redeemed
  Class A                                (16,833)    (240,512)   (4,278)     (59,680)    (422)      (5,306)        0            0
  Class B                                 (7,092)     (99,404)   (2,101)     (29,175)    (245)      (3,077)        0            0
  Class C                                 (8,227)    (114,424)   (3,039)     (41,951)    (271)      (3,424)        0            0
  Other Classes                          (17,802)    (255,850)  (13,049)    (184,056)  (2,135)     (27,359)      (50)        (646)

Net increase (decrease) resulting from
  Fund share transactions                 22,436  $   325,291    36,001  $   498,078    4,439   $   58,316     4,608   $   58,715


                                                       Total Return Fund
                                       -------------------------------------------------
                                              Year Ended                Year Ended
                                              03/31/2000                03/31/1999
                                          Shares       Amount       Shares        Amount
                                       -------------------------------------------------
Receipts for shares sold
  Class A                                149,542  $ 1,506,055       80,262   $   854,123
  Class B                                 27,995      282,282       38,344       409,474
  Class C                                 30,951      312,021       38,335       408,975
  Other Classes                        1,136,650   11,402,013    1,033,953    11,022,189
Shares issued in reorganization
  Class A                                      0            0            0             0
  Class B                                      0            0            0             0
  Class C                                      0            0            0             0
  Other Classes                                0            0            0             0
Issued as reinvestment of distributions
  Class A                                  7,532       75,662        6,210        65,979
  Class B                                  2,180       21,883        2,219        23,537
  Class C                                  2,746       27,579        3,450        36,630
  Other Classes                          128,626    1,288,826      160,191     1,701,985
Cost of shares redeemed
  Class A                                (71,628)    (716,288)     (26,665)     (284,563)
  Class B                                (17,534)    (175,145)      (5,132)      (54,809)
  Class C                                (30,415)    (304,175)     (10,902)     (116,385)
  Other Classes                         (721,663)  (7,223,440)    (502,698)   (5,369,646)

Net increase (decrease) resulting from
  Fund share transactions                644,982  $ 6,497,273      817,567   $ 8,697,489

9. Line of Credit
Effective December 30, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period December 30, 1999 through March 31, 2000.

10. Acquisition by Allianz A.G.
On October 31, 1999 PIMCO Advisors L.P. and related companies entered into an Implementation and Merger Agreement with Allianz of America, Inc. Pursuant to the merger agreement, Allianz A.G., as the ultimate parent of Allianz of America, Inc., would acquire a majority ownership (approximately 70%) of PIMCO Advisors L.P. The consummation of the transaction is subject to certain consents and approvals. The transaction closed on May 5, 2000.

11. In-Kind Transactions
For the period ended March 31, 2000, the following fund realized loss from in-kind redemptions of approximately (amount in thousands):

Total Return Fund                 $     1,063

Federal Income Tax Information (unaudited)

As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2000) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2000 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

Convertible Fund               6.07%
High Yield Fund                1.42%
Low Duration Fund              2.80%
StocksPLUS Fund                0.10%
Strategic Balanced Fund        0.11%
Total Return Fund              0.26%

For the benefit of shareholders of the California Intermediate Municipal Bond, Municipal Bond, and New York Intermediate Municipal Bond Funds, this is to inform you that 99.93%, 100.00% and 99.96%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2001, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2000.

Report of Independent Accountants

To the Trustees and Class A, Class B and Class C Shareholders of the PIMCO
Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and of cash flows and the financial highlights for the Class A, Class B and Class C shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, Global Bond Fund II, High Yield Fund, Long-Term U.S. Government Fund, Low Duration Fund, Money Market Fund, Municipal Bond Fund, New York Intermediate Municipal Bond Fund, Real Return Bond Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund and Total Return Fund (hereafter referred to as the "Funds") at March 31, 2000, the results of each of their operations, the changes in each of their net assets and cash flows for the Long-Term U.S. Government Fund, Foreign Bond Fund, Global Bond Fund II and Real Return Bond Fund and the financial highlights for the Class A, Class B and Class C shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2000

PIMCO Funds: Pacific Investment Management Series

--------------------------------------------------------------------------------
Manager                  Pacific Investment Management Company, 840 Newport
                         Center Drive, Suite 300, Newport Beach, CA 92660
--------------------------------------------------------------------------------
Distributor              PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                         Stamford, CT 06902
--------------------------------------------------------------------------------
Custodian                State Street Bank & Trust Co., 801 Pennsylvania,
                         Kansas City, MO 64105
--------------------------------------------------------------------------------
Shareholder              PFPC Global Fund Services, Inc., P.O. Box 9688,
Servicing Agent and      Providence, RI  02940-9688
Transfer Agent
--------------------------------------------------------------------------------
Independent              PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City,
Accountant               MO, 64105
--------------------------------------------------------------------------------
Legal Counsel            Dechert Price & Rhoads, 1775 Eye Street, Washington,
                         DC, 20006
--------------------------------------------------------------------------------
For Account              For PIMCO Funds account information contact your
Information              financial advisor, or if you receive account statements
                         directly from PIMCO Funds, you can also call
                         1-800-426-0107. Telephone representatives are available
                         Monday-Friday 8:30 am to 8:00 pm Eastern Time.

[GRAPHIC]

Unique Investment Insight Delivered to Your Desktop

You can now access the investment insights of PIMCO fund managers by subscribing to one or more of our free online newsletters. Choose from the following:

 . Investment Outlook--Bill Gross, manager of America's largest bond fund, is widely regarded as the country's leading bond expert. His views on the bond markets and the economy are constantly sought by the financial media. Mr. Gross's Investment Outlook is highly anticipated by Wall Street insiders and investors alike.

 . Innovation--An informative technology newsletter from Dennis McKechnie, manager of PIMCO Innovation and PIMCO Global Innovation Funds. Looks at themes developing in this fast-moving sector and examines the industries and companies powering its growth.

 . Fed Focus--Paul McCulley, manager of PIMCO Short-Term Fund, shares his insights into Federal Reserve strategy and its effects on the economy and the bond markets. Bill Gross has described Mr. McCulley's knowledge of the Fed as "legendary."

 . Emerging Markets Watch--A regular look at emerging market countries, the state of their economies and the implications for bond investors. Written by Mohamed El-Erian, manager of PIMCO Emerging Markets Bond Fund and formerly Deputy Director of the International Monetary Fund.

 . Global Markets Watch--Lee Thomas, manager of PIMCO Global Bond Fund II and PIMCO Foreign Bond Fund, scans the globe to identify key issues affecting international economies and their bond markets.

Subscribe online today
Simply visit our Web site at www.pimcofunds.com and click on "Registration" on the bar at the top. Then fill in the form and indicate which newsletters you'd like to receive. As soon as each new issue is available, we'll send you an e-mail linking you directly to it. If you've already registered, just click on "Preferences" to specify which newsletters you'd like to receive, or point your browser to www.pimcofunds.com/preferences.



                                                                      PZ003.4/00

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PIMCO                                                                   Paid
   FUNDS                                                           Smithtown, NY
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PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902

PIMCO Funds Shareholder Update and Annual Report

This Update is published twice a year to provide PIMCO Funds shareholders with general market commentary and fund information. It also includes the financial report for the PIMCO Funds: Pacific Investment Management Series.

March 31, 2000

Pacific Investment Management Series

Share Class

D

California Intermediate Municipal Bond

Convertible Fund

Emerging Markets Bond Fund

Foreign Bond

High Yield

Low Duration

Municipal Bond

New York Intermediate Municipal Bond

Real Return Bond

Short Duration Municipal Income Fund

Short-Term

StocksPLUS

Strategic Balanced

Total Return

Total Return Mortgage

                                   [GRAPHIC]

If you pay attention to a bond fund's yield alone, you could be overlooking a sizable piece of the pie. Turn to page 2 to find out more.

Page 2 Today's Investor
Total Return: What Have Bonds Got to Do With It?

Page 4 Economic Outlook
A Conversation With Bill Gross and Paul McCulley

Page 6 Fund Spotlight
PIMCO Total Return Fund Review & Outlook

Page 8 Service Update and News Highlights

Page 10 Overview: Comprehensive Fund Family

Page 13 PIMCO Funds Pacific Investment Management Series

Annual Report

                                                           [LOGO OF PIMCO FUNDS]

Today's Investor

Total Return: What Have Bonds Got to Do With It?

Bonds are purely an income-producing investment. True or false?

[GRAPHIC]

If you said "true", you're in good company. You also happen to be wrong. Many investors assume a bond's return is limited to the income it produces, otherwise known as its yield. But yield is only part of the story.

Bonds can also increase (or decrease) in price, and this change in price plus yield represent a bond's total return.

Under the leadership of Bill Gross, PIMCO was one of the first bond firms to apply a total return approach to bond investing. We believe that focusing on income alone means sacrificing valuable return potential. In this article, we explain why investing for total return is important and show you how we manage our bond portfolios to maximize it.

Price appreciation, yield and total return
 . A bond's price, or a bond fund's share price (net asset value), changes when the prevailing interest rates do. Price, however, moves in the opposite direction of interest rates. So when rates fall, the price of a bond appreciates. Of course, the inverse is also true: rising interest rates cause bond prices to fall.

 . Yield is the measure of the amount of income a bond or bond fund generates. Unlike a bond's coupon rate, it's not a static number. When the price of a bond falls, the yield rises, and vice versa. Many people choose bond investments on the basis of their yield, paying little or no attention to price or capital appreciation potential.

 . Total return includes both a bond's price appreciation (or depreciation) and its yield. As you can see, if you don't take both factors into account, you'll be overlooking an important element of a bond's full return. And, in fact, total return provides you with a much truer picture of your return on investment over time.

How capital appreciation can contribute to total return
This example shows how capital appreciation, in addition to income, has made an important contribution to overall returns of PIMCO Total Return Fund (5/87-3/00).



        79% Income__________


                               __________21% Capital
                                             Appreciation


The risks of artificially stretching for yield

If a bond fund is managed for income alone, it can limit return potential. It can also incline a manager to stretch for yield, a practice that involves employing yield-maximizing strategies that can increase portfolio risk.

How does chasing yield increase risk? Two of the major factors affecting a bond's yield are credit quality and maturity. Bonds of lower credit quality offer higher yields because the companies that issue them are less creditworthy and must bump up yield to compensate buyers for the extra default risk their bonds entail. That's why these "high yield bonds" are often called "junk bonds." Another way to increase yield is to invest in bonds with longer maturities. But the longer the maturity, the more a bond is subject to interest rate risk. Both of these factors create less stability of principal.

Of course, there is nothing wrong with investing in high yield or long-term bonds or bond funds. Their higher yield potential is an attractive feature. But it's important for investors to be aware of the additional risks. And if investors choose a bond fund that is managed with a total return focus, they can be confident the fund manager will not take unnecessary risks purely to bump up yield.

The benefits of a total return focus

Here's a quick rundown on the advantages a total return bond fund can offer.

 . The potential for higher overall returns--As you've already seen, a bond fund managed for capital appreciation potential in addition to income can provide a more attractive overall return on investment.

 . The potential for lower risk--A bond fund can offer an attractive yield and still lose money on a total return basis. That's because its share price can drop, causing your investment to depreciate. A total return focus means that the fund manager won't sacrifice principal preservation in order to receive the highest yield.

 . An all-weather investment approach--When general interest rates rise, bond prices fall and yields rise. When rates fall, bond prices rise and yields decline. A total return specialist takes both price and yield into account, and has experience actively managing the fund to maximize return potential no matter which set of market conditions prevail.

Obviously, managing bonds for total return is a complicated process. It's difficult for an individual investor to do. Trading costs have to be factored in. Things like timing and security selection are all important. By investing in a bond fund rather than individual bonds, your assets will be in the hands of an experienced fund manager with the backing of extensive research and trading facilities.

PIMCO's total return philosophy

PIMCO pioneered the total return approach to bond investing nearly 30 years ago. With the exception of PIMCO Short-Term and Money Market Funds, which focus solely on maximum current income, all PIMCO bond funds employ the total return philosophy with the goal of enhancing shareholder returns. And while risk is an element in any form of investment, our fund managers pursue a policy of prudent risk-taking with the underlying goal of preserving capital.

Supporting this overriding focus on total return is a commitment to active portfolio management within a long-term framework. The PIMCO approach revolves around the principle of diversification. We believe that no single risk should dominate returns. By diversifying strategies, or relying on multiple sources of value, we aim to maximize the total return of our bond portfolios while minimizing risk.

A disciplined investment process

PIMCO uses this four-step process to implement its return-enhancing strategies:

 . PIMCO's investment strategists meet annually with outside experts to develop a 3- to 5-year outlook for the economy and interest rates.

 . Quarterly economic forums are held to determine how the long-term outlook applies to the next 3 to 12 months and to forecast influences like interest rate volatility and yield curve shape.

 . Using these combined outlooks, along with proprietary analytical computer technology, fund managers select bond issues that meet PIMCO's criteria and make specific investment decisions for their portfolios, including sensitivity to interest rates and yield curve positioning.


PIMCO's total return investment strategies

PIMCO uses these diverse strategies to manage its bond portfolios with the goal of maximizing total return and minimizing risk.

                         Top-Down Strategies
                         (portfolio level)

   Duration             Volatility                 Sector         Yield Curve
    Posture              Analysis                 Rotation        Positioning
      \/                    \/                       \/                \/
--------------------------------------------------------------------------------
                                  VALUE ADDED
--------------------------------------------------------------------------------
      /\                    /\                       /\                /\
    Credit             Quantitative                Issue         Cost-Effective
   Analysis              Research                Selection           Trading

                     Bottom-Up Strategies (security level)


Bill Gross on bond investing for total return

     "Remember, an investment's total return comes from a combination of income and price performance. In the case of bonds, it is interest and price. During dynamic bull markets...a substantial portion of total bottom-line return has come from price appreciation as opposed to income distribution. That's one of the primary reasons why individuals who buy bond mutual funds on the basis of yield, and yield only, have done so poorly when compared with those who view markets from a total return approach. In other words, investors seeking to maximize their interest income may succeed in the short run, but in the long term, their total return has been limited because their bonds have shown less price appreciation."

                                                                --Excerpted from
                                                         Bill Gross on Investing

 . By continually monitoring the economy and Fund holdings, managers make whatever adjustments are necessary to maximize return and minimize volatility.

www.pimcofunds.com

Visit the Bond Center at www.pimcofunds.com. This section of the PIMCO Funds Web site is dedicated to fixed-income investing and features updated commentary from Bill Gross about how PIMCO is applying this total return approach to today's markets.

Information in this article, including the views of Bill Gross, is not indicative of the past or future performance of any PIMCO Fund. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed.

Economic Outlook

A Conversation with Bill Gross and Paul McCulley

Bill Gross is regarded by many as America's most influential authority on the bond market. He pioneered the "total return" approach to bond investing, and is the portfolio manager of PIMCO Total Return Fund--the country's largest bond fund. Paul McCulley is an economist and monetary policy specialist with 17 years of investment experience. He is responsible for all short-term bond portfolios at PIMCO--including the PIMCO Short-Term Fund. We recently had the pleasure of speaking with them both about their latest outlook for the economy and the bond market.

Q: What were the reasons behind the big drop in bond yields in the first quarter of 2000?

BG: The dramatic rise in bond yields in 1999 has created opportunities in 2000. In mid-January, Treasury bonds began rallying as the market realized that the government was poised to begin buying back longer-dated Treasuries. This led to concern that these securities would become scarce. Panic buying ensued. As a result, 30-year Treasury yields declined by roughly 90 basis points by the end of the quarter.

PM: The rally was limited to Treasury bonds, however. Corporate and mortgage-backed securities didn't participate. In fact, their yield spreads widened as flight-to-quality selling drove investors to Treasuries. In addition, intermediate Treasuries didn't initially participate, as that part of the curve was held back by interest rate hikes by the Fed at their February and March meetings. As a result, the yield curve for Treasuries inverted.

Q: But isn't the curve inversion counter-productive to the Fed's goal to slow the economy?

PM: I suppose the drop in yields could restart housing and capital investment, making Mr. Greenspan's job tougher. But, intermediate rates and other sectors of the bond market haven't participated, suggesting the Treasury rally is isolated and driven by other forces.

BG: The forces driving the inversion are secular. The Treasury buy-back program has potentially created a long-term shortage of bonds, much like an inversion that has been in existence in the United Kingdom. While the U.K. situation came about for different reasons, it does prove that long-term supply/demand distortions can invert a country's yield curve for long stretches of time. As the projected U.S. budget surplus grows larger, future years' Treasury repurchases promise to be larger and larger. As a result, the inversion could be with us for quite a while.

The inversion of the Treasury yield curve is driven by secular forces

                                                  Treasury Yield Curve on 9/30/99             Treasury Yield Curve on 3/31/00
3 Month                                           4.86%                                       5.90%
6 Month                                           4.96%                                       6.14%
1 Year                                            5.18%                                       6.24%
2 Year                                            5.60%                                       6.49%
5 Year                                            5.76%                                       6.33%
10 Year                                           5.88%                                       6.03%
30 Year                                           6.05%                                       5.84%

Q: Any thoughts on Greenspan's apparent targeting of the stock market?

PM: Mr. Greenspan has extraordinary skill as an economist and deftness as a policymaker. But, scrutinizing the man's every word as I do, it's clear that he has been less then forthright about his view of the stock market's role in current policy formulation. It appears that policy is being geared toward capping gains in equity prices, yet he declares that the Fed is not targeting them. Put another way, Mr. Greenspan says that the stock-market-driven wealth effect is the skunk at the aggregate demand picnic and that he's going to scotch it; and then in the next breath, he says that the equity market is only a distant relative of the skunk family. This simply doesn't square. His less-than-clear policy is going to be tested by the markets as long as he argues that the wealth effect needs to be curbed but is not closely linked to the stock market.

Q: So how many more interest rate hikes can we expect?

PM: The Fed will continue lifting rates until it sees that demand moderates. It remains concerned that "wealth effect" spending is outstripping supply, which will eventually generate higher inflation. According to Mr. Greenspan, even strong productivity growth won't contain inflation because productivity gains are actually raising investor's expectations for corporate earnings, driving stock prices higher and stimulating more "wealth effect" consumption, which means....

BG: Two or three more rate hikes by year's end.

Q: The Fed has already tightened five times with little effect. When do you see demand beginning to slow?

BG: We see a moderation in economic activity by the end of the year as higher interest rates temper

How the stock market creates the "wealth effect"

This chart shows the correlation of household net worth to the stock market.

                                    [GRAPH]

                 Household Net Worth as a
Quarter          Ratio of Disposable Income (LHS)          Month          S&P 500 (RHS)
1980-01                       3.62                         1980-01            110.87
1980-02                       3.76                         1980-02            115.34
1980-03                       3.82                         1980-03            104.69
1980-04                       3.82                         1980-04            102.97
1981-01                       3.80                         1980-05            107.69
1981-02                       3.82                         1980-06            114.55
1981-03                       3.68                         1980-07            119.83
1981-04                       3.76                         1980-08            123.50
1982-01                       3.73                         1980-09            126.51
1982-02                       3.72                         1980-10            130.22
1982-03                       3.76                         1980-11            135.65
1982-04                       3.84                         1980-12            133.48
1983-01                       3.91                         1981-01            132.97
1983-02                       3.96                         1981-02            128.40
1983-03                       3.89                         1981-03            133.19
1983-04                       3.79                         1981-04            134.43
1984-01                       3.70                         1981-05            131.73
1984-02                       3.64                         1981-06            132.28
1984-03                       3.66                         1981-07            129.13
1984-04                       3.69                         1981-08            129.63
1985-01                       3.78                         1981-09            118.27
1985-02                       3.78                         1981-10            119.80
1985-03                       3.80                         1981-11            122.92
1985-04                       3.92                         1981-12            123.79
1986-01                       4.01                         1982-01            117.28
1986-02                       4.06                         1982-02            114.50
1986-03                       4.00                         1982-03            110.84
1986-04                       4.13                         1982-04            116.31
1987-01                       4.25                         1982-05            116.35
1987-02                       4.31                         1982-06            109.70
1987-03                       4.29                         1982-07            109.38
1987-04                       4.07                         1982-08            109.65
1988-01                       4.11                         1982-09            122.43
1988-02                       4.12                         1982-10            132.66
1988-03                       4.09                         1982-11            138.10
1988-04                       4.11                         1982-12            139.37
1989-01                       4.13                         1983-01            144.27
1989-02                       4.19                         1983-02            146.80
1989-03                       4.28                         1983-03            151.88
1989-04                       4.29                         1983-04            157.71
1990-01                       4.16                         1983-05            164.10
1990-02                       4.15                         1983-06            166.39
1990-03                       4.01                         1983-07            166.96
1990-04                       4.10                         1983-08            162.42
1991-01                       4.21                         1983-09            167.16
1991-02                       4.15                         1983-10            167.65
1991-03                       4.17                         1983-11            165.23
1991-04                       4.25                         1983-12            164.36
1992-01                       4.15                         1984-01            166.39
1992-02                       4.10                         1984-02            157.25
1992-03                       4.12                         1984-03            157.44
1992-04                       4.14                         1984-04            157.60
1993-01                       4.26                         1984-05            156.55
1993-02                       4.20                         1984-06            153.12
1993-03                       4.24                         1984-07            151.08
1993-04                       4.21                         1984-08            164.42
1994-01                       4.23                         1984-09            166.11
1994-02                       4.15                         1984-10            164.82
1994-03                       4.16                         1984-11            166.27
1994-04                       4.12                         1984-12            164.48
1995-01                       4.19                         1985-01            171.61
1995-02                       4.29                         1985-02            180.88
1995-03                       4.38                         1985-03            179.42
1995-04                       4.45                         1985-04            180.62
1996-01                       4.52                         1985-05            184.90
1996-02                       4.57                         1985-06            188.89
1996-03                       4.57                         1985-07            192.54
1996-04                       4.65                         1985-08            188.31
1997-01                       4.63                         1985-09            184.06
1997-02                       4.87                         1985-10            186.18
1997-03                       4.99                         1985-11            197.45
1997-04                       5.01                         1985-12            207.26
1998-01                       5.26                         1986-01            208.19
1998-02                       5.25                         1986-02            219.37
1998-03                       4.95                         1986-03            232.33
1998-04                       5.24                         1986-04            237.98
1999-01                       5.29                         1986-05            238.46
1999-02                       5.40                         1986-06            245.30
1999-03                       5.25                         1986-07            240.18
1999-04                       5.62                         1986-08            245.00
                                                           1986-09            238.27
                                                           1986-10            237.36
                                                           1986-11            245.09
                                                           1986-12            248.61
                                                           1987-01            264.51
                                                           1987-02            280.93
                                                           1987-03            292.47
                                                           1987-04            289.32
                                                           1987-05            289.12
                                                           1987-06            301.38
                                                           1987-07            310.09
                                                           1987-08            329.36
                                                           1987-09            318.66
                                                           1987-10            280.16
                                                           1987-11            245.01
                                                           1987-12            240.96
                                                           1988-01            250.48
                                                           1988-02            258.13
                                                           1988-03            265.74
                                                           1988-04            262.61
                                                           1988-05            256.12
                                                           1988-06            270.68
                                                           1988-07            269.05
                                                           1988-08            263.73
                                                           1988-09            267.97
                                                           1988-10            277.40
                                                           1988-11            271.02
                                                           1988-12            276.51
                                                           1989-01            285.41
                                                           1989-02            294.01
                                                           1989-03            292.71
                                                           1989-04            302.25
                                                           1989-05            313.93
                                                           1989-06            323.73
                                                           1989-07            331.93
                                                           1989-08            346.61
                                                           1989-09            347.33
                                                           1989-10            347.40
                                                           1989-11            340.22
                                                           1989-12            348.57
                                                           1990-01            339.97
                                                           1990-02            330.45
                                                           1990-03            338.47
                                                           1990-04            338.18
                                                           1990-05            350.25
                                                           1990-06            360.39
                                                           1990-07            360.03
                                                           1990-08            330.75
                                                           1990-09            315.41
                                                           1990-10            307.12
                                                           1990-11            315.29
                                                           1990-12            328.75
                                                           1991-01            325.49
                                                           1991-02            362.26
                                                           1991-03            372.28
                                                           1991-04            379.68
                                                           1991-05            377.99
                                                           1991-06            378.29
                                                           1991-07            380.23
                                                           1991-08            389.40
                                                           1991-09            387.20
                                                           1991-10            386.88
                                                           1991-11            385.92
                                                           1991-12            388.51
                                                           1992-01            416.08
                                                           1992-02            412.56
                                                           1992-03            407.36
                                                           1992-04            407.41
                                                           1992-05            414.81
                                                           1992-06            408.27
                                                           1992-07            415.05
                                                           1992-08            417.93
                                                           1992-09            418.48
                                                           1992-10            412.50
                                                           1992-11            422.84
                                                           1992-12            435.64
                                                           1993-01            435.23
                                                           1993-02            441.70
                                                           1993-03            450.16
                                                           1993-04            443.08
                                                           1993-05            445.25
                                                           1993-06            448.06
                                                           1993-07            447.29
                                                           1993-08            454.13
                                                           1993-09            459.24
                                                           1993-10            463.90
                                                           1993-11            462.89
                                                           1993-12            465.95
                                                           1994-01            472.99
                                                           1994-02            471.58
                                                           1994-03            463.81
                                                           1994-04            447.23
                                                           1994-05            450.90
                                                           1994-06            454.83
                                                           1994-07            451.40
                                                           1994-08            464.24
                                                           1994-09            466.96
                                                           1994-10            463.81
                                                           1994-11            461.01
                                                           1994-12            455.19
                                                           1995-01            465.25
                                                           1995-02            481.92
                                                           1995-03            493.15
                                                           1995-04            507.91
                                                           1995-05            523.81
                                                           1995-06            539.35
                                                           1995-07            557.37
                                                           1995-08            559.11
                                                           1995-09            578.77
                                                           1995-10            582.92
                                                           1995-11            595.53
                                                           1995-12            614.57
                                                           1996-01            614.42
                                                           1996-02            649.54
                                                           1996-03            647.07
                                                           1996-04            647.17
                                                           1996-05            661.23
                                                           1996-06            668.50
                                                           1996-07            644.07
                                                           1996-08            662.68
                                                           1996-09            674.88
                                                           1996-10            701.46
                                                           1996-11            735.67
                                                           1996-12            743.25
                                                           1997-01            766.22
                                                           1997-02            798.39
                                                           1997-03            792.15
                                                           1997-04            763.93
                                                           1997-05            833.09
                                                           1997-06            876.29
                                                           1997-07            925.29
                                                           1997-08            927.73
                                                           1997-09            937.02
                                                           1997-10            951.16
                                                           1997-11            938.92
                                                           1997-12            962.36
                                                           1998-01            963.36
                                                           1998-02          1,023.74
                                                           1998-03          1,076.82
                                                           1998-04          1,112.20
                                                           1998-05          1,108.42
                                                           1998-06          1,108.39
                                                           1998-07          1,156.58
                                                           1998-08          1,074.62
                                                           1998-09          1,020.64
                                                           1998-10          1,032.47
                                                           1998-11          1,144.43
                                                           1998-12          1,190.05
                                                           1999-01          1,248.77
                                                           1999-02          1,246.58
                                                           1999-03          1,281.66
                                                           1999-04          1,334.76
                                                           1999-05          1,332.07
                                                           1999-06          1,322.55
                                                           1999-07          1,380.99
                                                           1999-08          1,327.49
                                                           1999-09          1,318.17
                                                           1999-10          1,300.01
                                                           1999-11          1,391.00
                                                           1999-12          1,428.68


growth in housing and capital spending. Mortgage rates remain near 8% and have begun to temper new home sales and have the potential to slow consumer spending through a reduction in durable goods purchases. Investment spending, a significant contributor to overall growth during this expansion, will also moderate as higher rates raise the cost of capital investment.

PM: It's important to remember that monetary policy works its way through the system with a lag. Estimates vary on how long that lag is, but it's safe to say roughly 6 to 12 months. The Fed began its current tightening cycle last June so the effects of the first rate hike are only now beginning to be felt, and the cumulative impact of tighter policy won't be felt until around year-end.

Q: Does OPEC's agreement to increase production mean the threat of higher inflation is behind us?

PM: No it doesn't. Short term, higher oil prices will feed through the economy this summer in the form of higher prices at the pump. Longer term, increasing import prices, slowing domestic capacity growth and a recovering global economy will also put an upward tilt on inflation. However, inflation won't break out given that many of the forces which drove inflation lower in the 1990s, including globalization, technology innovation and sound fiscal and monetary policies, remain firmly in place. These structural themes will cancel out the cyclical trends and keep inflation stable over the longer run.

Q: What forces are likely to influence the bond market and our strategy over the next year?

BG: Bond prices, from a macro-perspective, will be determined by the resolution of imbalances that have formed over the past several years, including the over-exuberance of the stock market, the fate of the U.S budget surplus, our bloated trade deficit, the strength of the dollar and the fiscal deficits in Japan. At the root of each of these imbalances is an excessive use of debt. Given the surpluses now being generated by the Treasury, it's a good time to emphasize Treasury over corporate debt. In other words, upgrade the quality of our portfolios. At the same time we've adjusted the yield curve position of the portfolio, taking a small step away from a concentration in intermediate maturity securities and increasing exposure to both short-term instruments and long-term Treasuries. This allows us to collect incremental yield at the short end of the curve and benefit from falling yields at the long end.

PM: The strategy of swapping for higher quality extends to our mortgage exposure as well. We still like mortgages due to their high quality and attractive yields, but we have become more selective, favoring Ginnie Mae securities over other types of government sponsored agency debt, such as Fannie Maes and Freddie Macs. This subtle preference has worked well. The full faith and credit of the U.S. government back Ginnie Mae securities. Fannie Maes and Freddie Macs have an implicit guarantee through small, never-been-used lines of credit, but that support has come under pressure recently as Congress mulls legislation to clarify the government's role in these enterprises.

Q: Where are bond yields headed from here?

BG: Although long-term Treasury yields have peaked, I don't think they will move much lower over the near term. The economy remains too strong for the Fed, so short-term rates will be moving higher, perhaps to 6.50%. It's hard to believe that 30-year Treasuries could trade far below that, so 5.75% or so on the long end is about it for the next nine months. For now it will be tough for intermediate-term bonds as they continue to feel the brunt of the Fed's tightening. Eventually, with Fed tightening behind us and the economy slowing, I think we could see a more generalized rally in the bond market, where we'd look to extend our duration some.

Past performance is no guarantee of future results. The views of Mr. Gross and Mr. McCulley are not indicative of the past or future performance of any PIMCO Fund.

Fund Spotlight

Total Return Fund Review & Outlook

In 1999, the bond market reacted negatively to growing expectations of higher inflation and tighter Federal Reserve monetary policy. PIMCO Total Return Fund's defensive position helped mitigate the effect of higher interest rates. With the worst over, we stand ready to capture the opportunities that last year's rising interest rates have created for bond investors this year.

Inflation Expectations Rise

1999 was the worst year for the bond market since 1994. Renewed inflation fears, spurred on by perceptions of growing imbalances in the economy, pushed interest rates higher. The record expansion continued unabated and the demand for labor continued to tighten. Stock market gains increased fears that a bubble was forming, and commodity prices, led by oil, trended upwards. As a result of these forces, inflation seemed likely to increase. In response, the Federal Reserve began tightening monetary policy.

Outperforming Despite Difficult Times

PIMCO Total Return Fund's defensive position deflected much of the pain in 1999. The Fund's focus on income and capital appreciation made this possible. In implementing our secular view through our top-down portfolio positioning and bottom-up security selection, we shifted the portfolio to reduce exposure to what turned out to be a negative bond market environment.

The shift included changes to many aspects of the portfolio. The Fund moved to an overweight position in mortgage-backed securities in order to enhance yield without adding too much risk. Opportunities to improve the average credit quality were taken to provide protection from an increase in corporate default rates. The average duration was kept below benchmark duration for most of the year, reducing the impact of rising interest rates on the Fund's price performance.

As a result, the Fund outperformed its Lipper average over the past year. And, over the long term, the Fund has maintained its solid record.

PIMCO Total Return Fund Annualized Returns (as of 3/31/00)

                                          1 yr      5 yrs     10 yrs    Incept.

PIMCO Total Return Fund                   2.00%     7.67%      8.87%     8.72%

Lipper Inter Inv. Grade                   0.99%     6.25%      7.44%     7.56%
Debt Fund Average

Lehman Aggregate                          1.87%     7.14%      8.02%     8.25%
Bond Index


Opportunities Arise

Rapidly rising interest rates in 1999 have created opportunities in 2000. Yield-enhancing strategies that evolved from last year's secular outlook remain in play. But, as we saw in the first quarter, chances to capture capital appreciation as yields fall will also be available.

Although the economy currently has a great deal of positive momentum, we believe that it will moderate later this year as any one of the several unsustainable imbalances begins to unravel. Inflation remains relatively subdued, but may trend upward in the short term in the face of wage pressures, higher commodity prices and increased import prices. The Fed will continue to tighten to restrain these inflationary imbalances.

Mortgage-backed securities remain overweight in the portfolio. We favor Ginnie Maes, backed by the full faith and credit of the U.S. government, over other mortgage-backed securities. In general, the Fund will trade up for higher quality instruments where possible.

Recently, the Treasury market has been influenced by the government's intention to buy back debt. The potential shortage of long-term Treasuries has pushed yields lower.

In the first quarter, the Treasury curve inverted--a unique situation we believe could last for some time. In light of this, we have adjusted the yield curve position of the portfolio, taking a small step away from a concentration in intermediate maturity securities and increasing exposure to both short-term instruments and long-term Treasuries. This allows us to collect incremental yield at the short end of the curve and benefit from rising prices at the long end.

The prospect of moderating economic growth and the inversion of the Treasury curve are creating opportunities for bond investors. At some point, intermediate bond yields will also drop, and we will extend our portfolio duration to capture the subsequent rise in bond prices.

Past performance is no guarantee of future results. For more information on Total Return Fund turn to page 24.

Fund Spotlight

Convertibles: Equity-Like Returns with Bond-Like Risk

What are convertibles?

A convertible is a security that behaves like both a stock and a bond. With a convertible, the investor has the option to convert the bond to another security, typically shares in the issuing company's common stock. A convertible bond is like a regular, straight bond in that it represents debt issued by a company, with regular interest payments and repayment of the principal at maturity. What makes a convertible different is they give investors the right to trade or convert the bond into a specific number of shares if that company's stock hits a certain price.

How convertibles work

With convertibles, investors get the security of income payments and the potential for returns that can be almost as high as stocks. Here's how convertibles work: when equities are up, the stock-like aspect of the convertible allows the investor to participate in the rise of the underlying common stock. Conversely, the bond-like aspect offers downside protection if there is a drop in the underlying common stock price. Sandra Durn, PIMCO's Convertible Fund Portfolio Manager, describes convertibles as "stocks with shock absorbers."

The case for convertibles now
This is an especially good time to consider investing in convertibles for the following reasons:

 . By investing in convertibles, investors have the potential to reap the benefits of current stock market growth without taking on all of the risks associated with stocks.


Portfolios of convertible securities have provided investors with a risk profile similar to that of long-term corporate bonds while providing returns more comparable to equities.

                                    [GRAPH]

Annualized Return

15%
                                                                 S&P 500
                          Convertible Bond Index             16.71%, 13.89%
                              12.37%, 12.62%                        .
13%                                  .



11%
                          Long-Term Corporates
                             12.11%, 8.84%
 9%                                 .


 7%


 5%
              10%       12%       14%       16%       18%       20%
                                 Risk (Standard Deviation)

Source: Ibbotson Associates


 . Corporate issuance of convertibles has skyrocketed--it's up 60% from last year as many young companies need financing for new products they're bringing to market. More issuance means more choices for investors.

PIMCO Convertible Fund
Fund Manager

Sandra Durn is one of the industry's leading convertible bond fund managers. She holds a bachelor's degree in Economics from the University of Maryland and a master's degree in Economics from San Diego State University.

Investment Strategy

The objective of PIMCO's Convertible Fund investment strategy is to achieve strong returns while maintaining a balance between risk and reward.

At PIMCO, when evaluating whether or not we want to buy a convertible security, the most important thing we do is to see how it reacts relative to the common stock. We have a sophisticated model for measuring valuation that takes into account changes in the stock price, volatility assumptions and interest rates.

Performance

PIMCO's Convertible Fund's first-year performance was strong. We invested in companies that issue securities that fit our goal of providing support when stock prices are declining and upward movement when stock prices are accelerating.

In particular, the Fund's exposure to telecommunications and technology companies was instrumental in boosting performance last year. PIMCO capitalized on the strong run in the technology and telecommunications sectors, which currently comprise 45% of the Fund's holdings. Looking ahead, we will continue to participate in these sectors since they are the main drivers behind the strength and upward slope of the equity markets.

Past performance is no guarantee of future results. PIMCO Convertible Fund Class D shares were first offered 3/31/00. For more information, call 1-800-426-0107.

Service Update

New Manager of PIMCO Municipal Bond Funds

Introducing Mark McCray

Last quarter, PIMCO strengthened its commitment to the municipal bond arena by hiring Mark McCray, formerly of Goldman Sachs, as Senior Vice President and Portfolio Manager for all municipal bond portfolios at PIMCO.

[PHOTO]

In his new position, Mr. McCray will be responsible for the two year-old PIMCO Municipal Bond Fund and three portfolios introduced in August 1999: Short Duration Municipal Income Fund, California Intermediate Municipal Bond Fund and New York Intermediate Municipal Bond Fund.

At Goldman Sachs, Mr. McCray was Vice President and Co-Head of Municipal Bond Trading and was responsible for the firm's proprietary tax-exempt accounts. He also directed the daily activity and risk positions of seven municipal traders. He started his fixed-income career as a financial analyst in the mergers and acquisitions department at Merrill Lynch and moved to the fixed-income division of Goldman Sachs in 1992. He holds a bachelor's degree from Temple University and an MBA from the Wharton School at the University of Pennsylvania.

PIMCO's expansion into municipal bonds has been a natural evolution of the company's focus on taxable debt, and its expertise and investment process. The strength of PIMCO's credit analysis group--a team that has been integral to the strong performance of PIMCO's High Yield and Convertible Bond Funds--will be an added benefit in managing the municipal bond portfolios.

Mr. McCray's first priority is to produce the highest possible risk-adjusted returns for PIMCO clients by applying the company's core strategy of total return to its municipal portfolios. The four municipal funds will seek to pinpoint securities that allow for an efficient balance of yield and risk.

For more information on PIMCO Municipal bond portfolios, visit the Bond Center at www.pimcofunds.com

PIMCO Funds News Highlights

PIMCO Funds and the PIMCO Funds portfolio managers were mentioned in numerous print and television media during the first quarter of 2000. The following are highlights from a few of those features.

PIMCO Equity Advisors--Growth Experts

Continued strength in PIMCO Funds growth equity portfolios caught the attention of the media. In particular, PIMCO Innovation Fund was included in the "elite camp" of technology funds in a March 15 article in The Wall Street Journal. Its manager, Dennis McKechnie, appeared frequently as a technology expert both in print (Fortune 3/20 and Bloomberg 3/00) and on television (ABC, CNN and CNBC). Ken Corba, Chief Investment Officer and PIMCO Growth Fund manager, also appeared on CNBC and was featured in a Ticker magazine article (2/00) about the strength of PIMCO's portfolio managers. And Mike Gaffney, manager of PIMCO Opportunity Fund, was quoted numerous times in The Wall Street Journal during the quarter, covering topics such as healthcare, IPOs and small-cap investing.

A Major Influence in the Bond Market

As the nation's largest bond manager, PIMCO is often called upon to comment on market activity. During this quarter, however, it was PIMCO's investment strategies that caught the media's attention. Articles in The Wall Street Journal (2/25), The New York Times (2/27) and Investor's Business Daily (3/15) detailed the influence PIMCO and fund manager Bill Gross had on the gains at the long-end of the Treasury yield curve during January and February.

If you would like reprints of these articles, please call 1-800-426-0107.


 Of Interest On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income investment efforts of Allianz AG. Key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately $650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

Presenting the new PIMCO Funds Web site at www.pimcofunds.com

As part of our commitment to provide our shareholders with easy access to timely information, we're pleased to introduce a redesigned version of the PIMCO Funds Web site (www.pimcofunds.com).

[GRAPHIC]

You'll find all the content you've come to rely on--at www.pimcofunds.com--and more.

Designed to make the site user-friendly, you'll immediately notice improved navigation accompanied by intuitive labeling and graphics that load quickly. Content updates include expanded detail throughout the Fund Information section, and a variety of forms and literature are now available for printing and viewing online or for download to your hard drive.

Log on to www.pimcofunds.com today and begin exploring all the new features of our revamped site.

Fund Information Section
In addition to everything we previously offered in the Fund Information section, we now offer the following:

 . Regular commentary from the manager of each fund.

 . A better design without frames allows you to bookmark fund profile pages.

 . Cross-links give you immediate access to literature with more detail about each fund.

 . Media Highlights let you read what others have been saying about PIMCO Funds and our management teams.

 . One-click allows you to check out the NAV and year-to-date performance of any PIMCO Fund.

PIMCO Funds Bond Center
The PIMCO Funds Bond Center continues to deliver the best research and news about bonds and bond investing. Rely on the Bond Center to bring you the latest information from our world-class team of investment professionals led by PIMCO founder Bill Gross.

 . Investment Outlook--Bill Gross's monthly newsletter on economic and interest rate trends.

 . Manager Commentary--Read insight from PIMCO bond managers on the economy and its impact on their funds.

 . Sector Strategy White Papers--PIMCO Fund managers provide in-depth examinations of fund sectors and discuss strategy.

 . Economic Data Analysis--Timely analysis of recent economic trends and data from PIMCO's point of view.

 . Media Highlights--Stay abreast of PIMCO Fund manager appearances and coverage of our Funds.

Daily Manager Commentary

PIMCO's Daily Manager
Commentary provides investment insights from PIMCO's fund managers, including their outlooks on the economy and fund strategies that relate to the current economic climate. This commentary, on a wide range of subjects, is uniquely provided from the manager's perspective and helps investors make informed decisions based on information directly from PIMCO's investment professionals.

Resources Section
Our Resources section offers investors a robust collection of information, online tools and reference materials. It includes the following:

 . Online Document Library--account applications, prospectuses and a variety of additional Fund literature can now be ordered for delivery by mail, viewed as HTML pages, or downloaded as PDF files.

 . Financial Advisor Referrals--Simply tell us where you are, and we'll provide recommendations for your area.

 . Retirement Plans--Get all the information you need about individual or employee-sponsored plans offered by PIMCO Funds.

The PIMCO Funds Family

PIMCO Funds offers unique access to the investment expertise of PIMCO Advisors L.P. PIMCO manages $264 billion, including assets for 46 of the 100 largest U.S. corporations. The firm's institutional heritage is reflected in the PIMCO Funds, each seeking the highest caliber performance in a specific investment style. To learn more about any of the PIMCO Funds, please call us at 1-800-426-0107.

                        Fund Name              Objective                                Primary Portfolio Composition
------------------------------------------------------------------------------------------------------------------------------------
Growth                  Growth                 Long-term growth of capital              Stocks of larger-capitalized companies
Stock Funds

------------------------------------------------------------------------------------------------------------------------------------
Blend                   Capital Appreciation   Growth of capital                        Stocks of larger-capitalized companies
Stock Funds                                                                             the manager believes are reasonably priced
                        Mid-Cap                Growth of capital                        Stocks of medium-capitalized companies the
                                                                                        manager believes are reasonably priced
------------------------------------------------------------------------------------------------------------------------------------
Value                  Equity Income          Current income and long-term growth      Stocks of companies with below-average P/Es
Stock Funds                                                                            and above-average dividends
                       Renaissance            Long-term growth of capital and income   Stocks with below-average valuations
                       Value                  Long-term growth of capital and income   Stocks of companies with below-average P/Es

------------------------------------------------------------------------------------------------------------------------------------
Enhanced Index         Tax-Efficient Equity   Maximum after-tax growth of capital      Stocks of larger-capitalized companies
Stock Funds
                       StocksPLUS             Total return exceeding the S&P 500 Index S&P 500 stock index futures backed by a portfolio of short-term,fixed-income
                                                                                       securities
------------------------------------------------------------------------------------------------------------------------------------
Sector Related         Innovation             Capital appreciation                     Stocks of technology-related companies
Stock Funds
                       Global Innovation      Capital appreciation                     U.S. and non-U.S.stocks of technology-related
                                                                                       companies

------------------------------------------------------------------------------------------------------------------------------------
Short Duration         Short-Term             Maximum current income consistent with   Money market securities and short-term
Bond Funds                                    preservation of capital and daily        bonds (up to 1 year duration)
                                              liquidity

                       Low Duration           Maximum total return                     Shorter-term, investment grade bonds (1-3
                                                                                       year duration)
------------------------------------------------------------------------------------------------------------------------------------
Intermediate Duration  Total Return           Maximum total return                     Intermediate-term, investment grade bonds
Bond Funds                                                                             (3-6 year duration)
                       Total Return Mortgage  Maximum total return                     Intermediate-term, mortgage-related
                                                                                       securities (2-6 year duration)
------------------------------------------------------------------------------------------------------------------------------------
International          Foreign Bond           Maximum total return                     Investment grade foreign bonds (3-7 year
Bond Funds                                                                             duration)
                       Emerging Markets Bond  Maximum total return                     Emerging market bonds (0-8 year duration)
------------------------------------------------------------------------------------------------------------------------------------
High Yield Bond Funds  High Yield             Maximum total return                     High-yield bonds (2-6 year duration)
------------------------------------------------------------------------------------------------------------------------------------
Inflation-Indexed      Real Return Bond       Maximum total return                     Inflation-adjusted government bonds
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Convertible            Convertible            Maximum total return                     Convertible securities
Bond Funds
------------------------------------------------------------------------------------------------------------------------------------
Tax Exempt             Short Duration         High current income exempt from          Investment grade municipal bonds (0-2 year
Bond Funds             Municipal              federal taxes, preservation of capital   duration)
                       Income Fund

                       Municipal Bond         High current income exempt from          Investment grade municipal bonds (3-10 year
                                              federal taxes, preservation of capital   duration)

                       California Interm.     High current income exempt from federal  Investment grade municipal bonds (3-7 year
                       Municipal Bond Fund    and California income tax                duration)

                       New York Interm.       High current income exempt from          Investment grade municipal bonds (3-7 year
                       Municipal Bond Fund    federal and New York income tax          duration)
------------------------------------------------------------------------------------------------------------------------------------
Stock and Bond Funds   Strategic Balanced     Maximum total return                     S&P Index Futures and short- and
                                                                                       intermediate-term investment grade bonds

10 For more information on the risks associated with these Funds, see page 26.

Pacific Investment Management Series

PIMCO Funds Annual Report

Dear Shareholder:

My letter in last September's Semi-Annual Report began by noting that the economy was continuing to steam ahead. And at the end of the first quarter of 2000, it appeared to have lost little steam. The March employment report--one of the clearest gauges of the country's economic health--confirmed this, indicating that more people joined the workforce than in any month in the past five years.

The exceptional growth the stock market experienced in 1999 continued into the New Year. However, stocks--particularly technology issues--encountered major turbulence in the first quarter, culminating in record-setting plunges for the Dow and the NASDAQ in mid-April. But, as most investors know, this kind of volatility is the rule, not the exception. By keeping their eyes firmly focussed on the long view, they will be able to ride out these short-term gyrations.

For bonds, 1999 was a turbulent time as most bond sectors reacted negatively to the continued strength of the economy and to rising interest rates. However, despite the Fed's February and March rate hikes, most bond funds posted moderate gains during the first three months of 2000. Long-term government funds fared best, largely as a result of the Treasury's announcement that it will reduce the outstanding supply of government debt, especially long-term issues.

Despite the volatility in the stock and bond markets, our funds have experienced strong relative performance over the past year. In addition, I'd like to call your attention to the launch, in the second half of last year, of three new bond funds: PIMCO Short Duration Municipal Income Fund, PIMCO California Intermediate Municipal Bond Fund and PIMCO New York Intermediate Municipal Bond Fund. And recently, we strengthened our commitment to the municipal bond arena by hiring Mark McCray, formerly of Goldman Sachs, as Senior Vice President and Portfolio Manager for all PIMCO municipal bond portfolios.

I encourage you to review the fund information and commentary on the following pages carefully. And once again, I'd like to thank you for the trust you've placed in us through your investment. As always, we continue to work hard to help you meet your financial objectives.

If you have any questions regarding your investment, contact your financial advisor, or call us at 1-800-426-0107.
Or visit our Web site at www.pimcofunds.com.

Sincerely,

/s/ Brent R. Harris
Brent R. Harris
Chairman of the Board
April 28, 2000

PIMCO Funds Financial Information


We are pleased to present an in-depth review of PIMCO Funds Pacific Investment Management Series as of March 31, 2000. In order to help analyze, compare and contrast the Funds, the report is broken down into a number of sections. Listed below is a table of contents and descriptions of the various sections.

Pages 13-26 Fund Summaries

A summary of a Fund's performance record and portfolio composition, and a review from the Fund's investment manager.

Pages 27-93 Schedule of Investments

The Schedule of Investments includes a listing of securities in the Fund's portfolio as of March 31, 2000, including the number of shares or principal amount and value as of that date.

                                                                  Schedule of
Fund Name                                    Fund Summary         Investments

California Inter. Muni. Bond Fund            Page 13              Page 27
Foreign Bond Fund                            Page 14              Page 29
High Yield Fund                              Page 15              Page 34
Low Duration Fund                            Page 16              Page 40
Municipal Bond Fund                          Page 17              Page 48
New York Inter. Muni. Bond Fund              Page 18              Page 51
Real Return Bond Fund                        Page 19              Page 52
Short Duration Municipal Income Fund         Page 20              Page 55
Short-Term Fund                              Page 21              Page 56
StocksPLUS Fund                              Page 22              Page 59
Strategic Balanced Fund                      Page 23              Page 63
Total Return Fund                            Page 24              Page 67
Total Return Mortgage Fund                   Page 25              Page 93

Pages 94-95 Financial Highlights

This chart shows a per share breakdown of the factors that affect a Fund's NAV for the current and past reporting periods. In addition to showing total returns, the chart reports distributions, asset sizes, expense ratios and portfolio turnover rates.

Pages 96-97 Statements of Assets and Liabilities

A "balance sheet" of a Fund as of the last day of the fiscal period. It includes the Fund's class-level NAVs per share by dividing the Fund's class-level net assets (assets minus liabilities) by the number of class-level shares outstanding.

Pages 98-99 Statements of Operations

This statement lists a Fund's income, expenses, and gains and losses on securities and currency transactions, and appreciation or depreciation from portfolio holdings.

Pages 100-102 Statements of Changes in Net Assets

This reports the increase or decrease in a Fund's net assets during the reporting period. Changes in net assets are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Page 103 Statements of Cash Flows

For certain Funds that employ leveraging in the investment strategy, this reports the increase or decrease in a Fund's cash balance during the reporting period. Changes in cash balances are due to a variety of factors, including investment operations, dividends, distributions and capital share transactions.

Pages 104-110 Notes to Financial Statements

A description of the significant accounting policies of the Funds, and more detailed information about the schedules and tables that appear in the report.

March 31, 2000     PIMCO CA Intermediate Municipal Bond Fund


OBJECTIVE:

Seek high current income exempt from federal and California income tax.

PORTFOLIO:

Intermediate maturity municipal securities.

DURATION RANGE:

3-7 years

FUND INCEPTION DATE:

8/31/99

TOTAL NET ASSETS:

$10.2 million

PORTFOLIO MANAGER:

Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                         D Shares     Lehman Bros.
                                      CA Exempt
                                      Intermediate Index
--------------------------------------------------------------------------------
6 months                 2.23%        1.82%
Inception                2.92%          --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                PIMCO CA Intermediate     CA Inter Muni
                Muni Bond D               Index
08/31/1999           10,000                  10,000
09/30/1999           10,067                  10,064
10/31/1999            9,989                   9,998
11/30/1999           10,071                  10,080
12/31/1999           10,024                   9,987
01/31/2000           10,052                  10,044
02/29/2000           10,114                  10,099
03/31/2000           10,292                  10,247

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 8/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                       0%
1-5 years                           26%
5-10 years                          68%
10-20 years                          6%
20-30 years                          0%
Duration                      6.4 years

Sector Breakdown
Municipal Bonds & Notes           99.2%
Other                              0.8%

Quality Breakdown
AAA                               63.9%
AA                                21.0%
A                                  9.6%
BB                                 5.5%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO California Intermediate Municipal Bond Fund seeks to provide high current income exempt from federal and California income tax. From January 31, 2000, the Class D's inception date, through March 31, 2000, Class D shares returned a cumulative 2.68%. This performance compares favorably with the Lehman California Intermediate Muni Bond Index, which returned 2.02% over the same period.
     The Federal Reserve lifted interest rates twice in the first quarter in an attempt to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher.
     In the first quarter of this year, long-term California municipal bonds rallied in response to strong investor demand, limited new supply and favorable credit conditions. As a result, the Fund's performance was positively affected by allocations to longer-term maturity securities. Allocations to higher rated and insured credits helped returns because investors displayed a preference for these issues amid heightened investor focus on credit quality. In addition, selections of longer-term insured and pre-refunded issues with call protection were also positive for performance.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted near the benchmark as further Fed tightening should put upward pressure on interest rates. We expect to maintain an overweight position in longer maturity credits due to the relatively attractive yield offered by longer-term California issues. In addition, we anticipate maintaining the Fund's high average credit quality of AA.

March 31, 2000     PIMCO Foreign Bond Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management (non-U.S.).

PORTFOLIO:

Primarily investment grade foreign bonds.

DURATION RANGE:

3-7 years

FUND INCEPTION DATE:

12/03/92

TOTAL NET ASSETS:

$545.5 million

PORTFOLIO MANAGER:

Lee Thomas


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                      D Shares     Lipper Intl.     J.P. Morgan
                                   Income Fund      Non-U.S.
                                   Average          Index (Hedged)
--------------------------------------------------------------------------------
1 year                 1.51%       -2.29%            2.94%
3 years                6.95%        3.50%            8.85%
5 years               11.70%        4.52%           10.66%
Inception              9.26%          --               --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                  PIMCO          J.P. Morgan
                  Foreign D      Non-U.S. Index
                                 (Hedged)
12/31/1992         10,000           10,000
01/31/1993         10,079           10,091
02/28/1993         10,297           10,274
03/31/1993         10,332           10,280
04/30/1993         10,328           10,281
05/31/1993         10,417           10,338
06/30/1993         10,660           10,549
07/31/1993         10,824           10,667
08/31/1993         11,083           10,889
09/30/1993         11,123           10,936
10/31/1993         11,284           11,082
11/30/1993         11,312           11,159
12/31/1993         11,590           11,390
01/31/1994         11,601           11,333
02/28/1994         11,290           11,078
03/31/1994         11,089           10,977
04/30/1994         10,981           10,899
05/31/1994         10,816           10,779
06/30/1994         10,613           10,669
07/31/1994         10,675           10,739
08/31/1994         10,566           10,636
09/30/1994         10,580           10,645
10/31/1994         10,617           10,687
11/30/1994         10,770           10,838
12/31/1994         10,696           10,813
01/31/1995         10,764           10,931
02/28/1995         10,831           11,072
03/31/1995         10,834           11,297
04/30/1995         11,095           11,477
05/31/1995         11,527           11,854
06/30/1995         11,453           11,814
07/31/1995         11,667           11,963
08/31/1995         11,885           12,067
09/30/1995         12,051           12,258
10/31/1995         12,248           12,395
11/30/1995         12,725           12,667
12/31/1995         12,909           12,785
01/31/1996         13,222           12,939
02/29/1996         12,936           12,787
03/31/1996         13,142           12,893
04/30/1996         13,456           13,047
05/31/1996         13,503           13,136
06/30/1996         13,651           13,245
07/31/1996         13,780           13,345
08/31/1996         14,113           13,522
09/30/1996         14,504           13,810
10/31/1996         14,858           14,038
11/30/1996         15,213           14,319
12/31/1996         15,289           14,339
01/31/1997         15,528           14,518
02/28/1997         15,607           14,611
03/31/1997         15,407           14,533
04/30/1997         15,546           14,690
05/31/1997         15,622           14,767
06/30/1997         15,931           15,018
07/31/1997         16,162           15,257
08/31/1997         16,091           15,275
09/30/1997         16,434           15,545
10/31/1997         16,237           15,645
11/30/1997         16,451           15,757
12/31/1997         16,686           15,962
01/31/1998         16,922           16,174
02/28/1998         17,072           16,318
03/31/1998         17,280           16,464
04/30/1998         17,336           16,548
05/31/1998         17,476           16,774
06/30/1998         17,560           16,847
07/31/1998         17,834           17,003
08/31/1998         17,686           17,338
09/30/1998         18,086           17,749
10/31/1998         17,706           17,722
11/30/1998         18,032           17,914
12/31/1998         18,279           17,892
01/31/1999         18,648           18,114
02/28/1999         18,460           17,993
03/31/1999         18,567           18,207
04/30/1999         18,801           18,438
05/31/1999         18,500           18,363
06/30/1999         18,268           18,078
07/31/1999         18,270           18,031
08/31/1999         18,133           18,063
09/30/1999         18,224           18,132
10/31/1999         18,300           18,176
11/30/1999         18,330           18,281
12/31/1999         18,484           18,336
01/31/2000         18,382           18,338
02/29/2000         18,586           18,473
03/31/2000         18,846           18,743

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      0%
1-5 years                          28%
5-10 years                         26%
10-20 years                        37%
20-30 years                         8%
over 30 years                       1%
Duration                     4.4 years

Top 10 Countries
United States                    51.1%
Supranational                     5.1%
Spain                             4.3%
Germany                           4.3%
United Kingdom                    4.0%
Canada                            3.9%
Cayman Islands                    3.1%
Greece                            2.9%
Italy                             2.8%
Australia                         2.1%

Quality Breakdown
AAA                              59.5%
AA                               15.7%
A                                10.6%
BBB                               8.3%
BB                                4.6%
B                                 1.3%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 1.51%, slightly underperforming the J.P. Morgan Non-U.S. Hedged Index, which returned 2.94%. However, the Fund did solidly outperform the Lipper International Income Fund Average, which fell 2.29%.
     With the exception of Japan, international growth accelerated during the past year. In Europe, growth forecasts were revised upward, with even the laggards, Germany and Italy, showing signs of improving. In Asia, recent GDP releases were well above expectations. And emerging markets, driven by fundamental improvements, also aided expansion. However, in Japan, the recovery seems to have stalled as the effects of a 1999 fiscal stimulus diminished and consumer demand remained weak.
     During the past twelve months, the portfolio continued to invest in what we believe to be the safest and most liquid fixed-income securities outside of the United States. We utilized this philosophy in many decisions, including maintaining the Fund's underweighted position in Japanese bonds. These securities reacted poorly to deteriorating credit fundamentals and concerns about increased new issuance. Prices declined dramatically and it seems likely that the country's bonds may be downgraded yet again.
     Overweight positions in Australia and New Zealand added to returns as both regions experienced declining bond yields (and rising prices). Australia's bonds rallied in the face of falling growth forecasts and decreasing consumer demand, while New Zealand was boosted by expectations that further central bank tightening would restrain inflation.
     Certain strategies, however, detracted from returns over the past year. A below-benchmark duration hurt the Fund's results as longer-term bond yields in many countries fell amid positive responses to central bank rate increases. In particular, core European bonds (a sector that was underweight in the portfolio) rallied following the European Central Bank's rate hikes in early 2000.
     Going forward, we believe global growth will continue to improve. With this in mind, we expect to increase emphasis on longer maturities in core Europe as expected interest rate hikes should keep inflation prospects low. In particular, we anticipate focusing on Finland, Italy, Spain and Portugal to capitalize on improving fiscal fundamentals and favorable yields relative to Germany. Japan will continue to play a relatively underweight role within the portfolio due to high debt levels and other financial difficulties. And, where permitted, we expect to maintain a small emerging market position, favoring higher-quality credits such as Mexico, Hungary, Poland and South Korea.

March 31, 2000     PIMCO High Yield Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily high yield bonds.

DURATION RANGE:

2-6 years

FUND INCEPTION DATE:

12/16/92

TOTAL NET ASSETS:

$3.2 billion

PORTFOLIO MANAGER:

Ben Trosky


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                       D Shares     Lipper High       Lehman
                                    Current Yield     Int. BB
                                    Fund Average      Corp. Index
--------------------------------------------------------------------------------
1 year                 -1.14%       0.06%             -0.30%
3 years                 5.82%       4.32%              5.47%
5 years                 8.80%       7.70%              7.86%
Inception               9.51%         --                 --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                  PIMCO High    Lehman BB
                  Yield D       Int. Corp. Index
12/31/1992          10,000          10,000
01/31/1993          10,224          10,211
02/28/1993          10,409          10,361
03/31/1993          10,616          10,478
04/30/1993          10,726          10,566
05/31/1993          10,801          10,644
06/30/1993          11,091          10,870
07/31/1993          11,167          10,980
08/31/1993          11,288          11,107
09/30/1993          11,341          11,188
10/31/1993          11,642          11,338
11/30/1993          11,728          11,368
12/31/1993          11,825          11,465
01/31/1994          12,074          11,657
02/28/1994          12,068          11,644
03/31/1994          11,703          11,288
04/30/1994          11,598          11,221
05/31/1994          11,679          11,231
06/30/1994          11,692          11,265
07/31/1994          11,798          11,402
08/31/1994          11,894          11,523
09/30/1994          11,972          11,544
10/31/1994          11,975          11,571
11/30/1994          11,923          11,492
12/31/1994          12,063          11,563
01/31/1995          12,177          11,749
02/28/1995          12,507          12,106
03/31/1995          12,686          12,220
04/30/1995          12,959          12,465
05/31/1995          13,331          12,831
06/30/1995          13,436          12,944
07/31/1995          13,612          13,062
08/31/1995          13,713          13,138
09/30/1995          13,901          13,280
10/31/1995          14,100          13,384
11/30/1995          14,267          13,553
12/31/1995          14,504          13,767
01/31/1996          14,735          13,990
02/29/1996          14,747          13,940
03/31/1996          14,626          13,867
04/30/1996          14,686          13,862
05/31/1996          14,731          13,881
06/30/1996          14,787          14,031
07/31/1996          14,914          14,107
08/31/1996          15,153          14,221
09/30/1996          15,502          14,527
10/31/1996          15,652          14,729
11/30/1996          15,987          15,026
12/31/1996          16,142          15,059
01/31/1997          16,303          15,203
02/28/1997          16,550          15,386
03/31/1997          16,328          15,203
04/30/1997          16,498          15,392
05/31/1997          16,869          15,655
06/30/1997          17,113          15,857
07/31/1997          17,550          16,330
08/31/1997          17,539          16,174
09/30/1997          17,830          16,428
10/31/1997          17,843          16,484
11/30/1997          18,009          16,600
12/31/1997          18,209          16,752
01/31/1998          18,516          16,953
02/28/1998          18,611          17,031
03/31/1998          18,752          17,140
04/30/1998          18,795          17,228
05/31/1998          18,888          17,340
06/30/1998          19,022          17,446
07/31/1998          19,218          17,536
08/31/1998          18,441          17,052
09/30/1998          18,670          17,414
10/31/1998          18,479          17,191
11/30/1998          19,254          17,603
12/31/1998          19,331          17,714
01/31/1999          19,582          17,897
02/28/1999          19,416          17,764
03/31/1999          19,571          17,892
04/30/1999          19,892          18,075
05/31/1999          19,506          17,856
06/30/1999          19,496          17,815
07/31/1999          19,543          17,883
08/31/1999          19,461          17,770
09/30/1999          19,467          17,843
10/31/1999          19,438          17,782
11/30/1999          19,700          17,933
12/31/1999          19,796          18,104
01/31/2000          19,701          17,975
02/29/2000          19,743          18,009
03/31/2000          19,342          17,838

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The investments made by the High Yield Fund may involve high risk and may have speculative characteristics. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      10%
1-5 years                           22%
5-10 years                          62%
10-20 years                          4%
20-30 years                          2%
Duration                      4.4 years

Sector Breakdown
Corporate Bonds & Notes           86.2%
Asset-Backed Securities            5.5%
Other                              8.3%

Quality Breakdown
AAA                                0.1%
A                                  0.5%
BBB                               12.8%
BB                                43.5%
B                                 42.8%
CCC                                0.2%
CC                                 0.1%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares fell 1.14%, under-performing the Lehman BB Intermediate Corporate Index, which fell 0.30%. The Fund also underperformed the Lipper High Current Yield Fund Average, which returned 0.06%.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market rose substantially. The high yield market was negatively impacted as credit quality continued to deteriorate and investors began to pull money from the sector.
     While sector selection was important to performance, credit quality was vital given rising default rates, profit concerns, and equity market volatility. The Fund's strategy of avoiding retail and supermarket issues added to relative performance as excess capacity and intense competition adversely affected these sectors. In addition, limited exposure to high quality issues in emerging market countries, especially Mexico, added to returns as these countries benefited from the rising commodity prices and improved prospects for economic growth.
     However, the Fund's exposure to B-rated issues detracted from performance as these credits significantly underperformed BB-rated issues, especially in the first quarter of 2000. Significant credit deterioration of Safety Kleen, one the Fund's larger holdings, also negatively impacted performance as the company is currently under investigation for accounting fraud.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. The high yield sector is likely to continue to wrestle with a difficult combination of a high default rate and over-leverage.
     In this environment, we expect to keep the average portfolio quality higher than the benchmark. Defensive holdings, such as utilities, publishing and certain telecommunications sectors, will continue to play a significant role in the portfolio. We anticipate increasing our holdings in the rapidly expanding European high yield market, given our expectations that the region's economic recovery will continue to gain momentum.

March 31, 2000     PIMCO Low Duration Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Primarily shorter-term, investment grade bonds.

DURATION RANGE:

1-3 years

TOTAL NET ASSETS:

$4.0 billion

FUND INCEPTION DATE:

5/11/87

PORTFOLIO MANAGER:

Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares     Lipper Shrt. Inv.     Merrill Lynch
                               Grade Debt Fund       1-3 yr. Treas.
                               Average               Index
--------------------------------------------------------------------------------
1 year            3.22%        3.27%                 3.73%
5 years           6.64%        5.64%                 6.07%
10 years          7.12%        6.44%                 6.63%
Inception         7.42%          --                    --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                  PIMCO Low        Merrill Lynch 1-3
                  Duration D       Yr. Treas. Index
05/31/1987          10,000               10,000
06/30/1987          10,091               10,109
07/31/1987          10,125               10,158
08/31/1987          10,121               10,167
09/30/1987          10,094               10,127
10/31/1987          10,254               10,351
11/30/1987          10,367               10,414
12/31/1987          10,425               10,480
01/31/1988          10,595               10,648
02/29/1988          10,669               10,735
03/31/1988          10,733               10,756
04/30/1988          10,775               10,772
05/31/1988          10,797               10,756
06/30/1988          10,895               10,868
07/31/1988          10,950               10,876
08/31/1988          10,991               10,899
09/30/1988          11,090               11,026
10/31/1988          11,190               11,136
11/30/1988          11,201               11,106
12/31/1988          11,248               11,132
01/31/1989          11,339               11,219
02/28/1989          11,354               11,219
03/31/1989          11,395               11,270
04/30/1989          11,527               11,443
05/31/1989          11,761               11,614
06/30/1989          12,015               11,831
07/31/1989          12,188               12,006
08/31/1989          12,128               11,932
09/30/1989          12,187               12,003
10/31/1989          12,345               12,184
11/30/1989          12,454               12,299
12/31/1989          12,513               12,348
01/31/1990          12,502               12,358
02/28/1990          12,585               12,416
03/31/1990          12,649               12,457
04/30/1990          12,637               12,482
05/31/1990          12,847               12,673
06/30/1990          12,982               12,806
07/31/1990          13,121               12,966
08/31/1990          13,143               13,005
09/30/1990          13,212               13,111
10/31/1990          13,304               13,255
11/30/1990          13,460               13,386
12/31/1990          13,601               13,548
01/31/1991          13,724               13,672
02/28/1991          13,829               13,754
03/31/1991          13,943               13,846
04/30/1991          14,109               13,977
05/31/1991          14,216               14,062
06/30/1991          14,302               14,119
07/31/1991          14,457               14,242
08/31/1991          14,661               14,437
09/30/1991          14,848               14,593
10/31/1991          14,973               14,750
11/30/1991          15,132               14,903
12/31/1991          15,383               15,131
01/31/1992          15,392               15,107
02/29/1992          15,465               15,160
03/31/1992          15,469               15,154
04/30/1992          15,574               15,293
05/31/1992          15,729               15,432
06/30/1992          15,872               15,590
07/31/1992          16,078               15,765
08/31/1992          16,181               15,903
09/30/1992          16,338               16,055
10/31/1992          16,340               15,959
11/30/1992          16,345               15,933
12/31/1992          16,511               16,084
01/31/1993          16,663               16,251
02/28/1993          16,856               16,390
03/31/1993          16,947               16,439
04/30/1993          17,024               16,541
05/31/1993          17,039               16,495
06/30/1993          17,204               16,616
07/31/1993          17,259               16,655
08/31/1993          17,423               16,800
09/30/1993          17,486               16,855
10/31/1993          17,603               16,888
11/30/1993          17,616               16,892
12/31/1993          17,735               16,954
01/31/1994          17,828               17,063
02/28/1994          17,747               16,954
03/31/1994          17,666               16,870
04/30/1994          17,604               16,810
05/31/1994          17,581               16,834
06/30/1994          17,613               16,884
07/31/1994          17,773               17,029
08/31/1994          17,844               17,089
09/30/1994          17,814               17,050
10/31/1994          17,808               17,088
11/30/1994          17,808               17,012
12/31/1994          17,794               17,050
01/31/1995          17,954               17,288
02/28/1995          18,177               17,525
03/31/1995          18,246               17,623
04/30/1995          18,470               17,780
05/31/1995          18,801               18,091
06/30/1995          18,893               18,188
07/31/1995          18,895               18,263
08/31/1995          19,095               18,372
09/30/1995          19,261               18,461
10/31/1995          19,402               18,617
11/30/1995          19,623               18,782
12/31/1995          19,851               18,926
01/31/1996          19,992               19,087
02/29/1996          19,858               19,006
03/31/1996          19,844               18,989
04/30/1996          19,848               19,005
05/31/1996          19,862               19,044
06/30/1996          20,058               19,181
07/31/1996          20,121               19,256
08/31/1996          20,215               19,323
09/30/1996          20,496               19,498
10/31/1996          20,787               19,717
11/30/1996          21,064               19,868
12/31/1996          21,003               19,868
01/31/1997          21,173               19,962
02/28/1997          21,253               20,007
03/31/1997          21,162               20,000
04/30/1997          21,414               20,163
05/31/1997          21,589               20,301
06/30/1997          21,753               20,440
07/31/1997          22,099               20,665
08/31/1997          22,081               20,684
09/30/1997          22,271               20,841
10/31/1997          22,432               20,996
11/30/1997          22,492               21,047
12/31/1997          22,661               21,191
01/31/1998          22,829               21,396
02/28/1998          22,902               21,415
03/31/1998          22,996               21,502
04/30/1998          23,113               21,603
05/31/1998          23,256               21,718
06/30/1998          23,307               21,831
07/31/1998          23,412               21,933
08/31/1998          23,499               22,209
09/30/1998          23,971               22,503
10/31/1998          23,930               22,613
11/30/1998          24,064               22,594
12/31/1998          24,206               22,673
01/31/1999          24,308               22,763
02/28/1999          24,174               22,652
03/31/1999          24,375               22,810
04/30/1999          24,497               22,883
05/31/1999          24,414               22,868
06/30/1999          24,421               22,940
07/31/1999          24,419               23,012
08/31/1999          24,431               23,079
09/30/1999          24,609               23,229
10/31/1999          24,705               23,291
11/30/1999          24,806               23,335
12/31/1999          24,849               23,368
01/31/2000          24,814               23,359
02/29/2000          24,987               23,515
03/31/2000          25,165               23,661

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                       32%
1-5 years                            59%
5-10 years                            8%
10-20 years                           0%
20-30 years                           0%
Over 30 years                         1%
Duration                       1.9 years

Sector Breakdown
Corporate Bonds & Notes            50.3%
Mortgage-Backed Securities         25.4%
U.S. Treasury Obligations           9.4%
Other                              14.9%


Quality Breakdown
AAA                                40.7%
AA                                  9.4%
A                                  22.2%
BBB                                21.2%
BB                                  5.9%
B                                   0.6%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 3.22%, underperforming the Merrill Lynch 1-3 Year Treasury Index, which returned 3.73%. The Fund also slightly underperformed the Lipper Short Investment-Grade Debt Fund Average, which returned 3.27%.
     Over the past year the Federal Reserve lifted short-term interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields across the yield curve rose substantially.
     The Fund's position in investment grade corporate debt enhanced performance over the past year as economic growth continued unabated and corporate issuance slowed. In addition, our allocation to mortgage-backed securities lifted performance as their attractive yield offset their price decline. Selective emerging market investments also contributed to performance as fundamentals in a broad set of countries continued to improve.
     The portfolio's above-index average duration (sensitivity to changes in interest rates) over the past year detracted from returns as interest rates increased in response to Fed tightening. A small weight in below-investment-grade securities also hurt performance due to cash outflow from the sector amid concerns about deteriorating credit quality.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Strategically, we expect to keep the duration of the Fund slightly above the benchmark to take advantage of higher yields on longer-maturity securities. In addition, we anticipate maintaining a broad maturity structure, with exposure to both shorter- and longer-term instruments, in order to capture value across the yield curve and take advantage of the inverted curve. Mortgage-backed securities will continue to be favored over investment-grade corporate credits, because of their higher quality and attractive yields.

March 31, 2000     PIMCO Municipal Bond Fund


OBJECTIVE:

High current income exempt from federal income tax, consistent with preservation of capital.

PORTFOLIO:

Investment grade municipal bonds.

DURATION RANGE:

3-10 years

FUND INCEPTION DATE:

12/31/97

TOTAL NET ASSETS:

$52.6 million

PORTFOLIO MANAGER:

Ben Ehlert


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares     Lipper             Lehman Bros. General
                               Gen. Municipal     Municipal Bond
                               Debt Fund Avg.     Index
--------------------------------------------------------------------------------
1 year            -2.16%       -2.40%             -0.08%
Inception          1.81%          --                 --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                                        Lehman Bros.
                PIMCO Municipal         Municipal Bond
                Bond D                  Index
12/31/1997          10,000                 10,000
01/31/1998          10,115                 10,103
02/28/1998          10,065                 10,106
03/31/1998          10,070                 10,115
04/30/1998          10,001                 10,070
05/31/1998          10,196                 10,229
06/30/1998          10,228                 10,269
07/31/1998          10,236                 10,294
08/31/1998          10,423                 10,454
09/30/1998          10,560                 10,585
10/31/1998          10,535                 10,585
11/30/1998          10,560                 10,622
12/31/1998          10,569                 10,648
01/31/1999          10,706                 10,775
02/28/1999          10,635                 10,727
03/31/1999          10,641                 10,742
04/30/1999          10,659                 10,769
05/31/1999          10,578                 10,707
06/30/1999          10,381                 10,553
07/31/1999          10,399                 10,591
08/31/1999          10,287                 10,506
09/30/1999          10,270                 10,510
10/31/1999          10,136                 10,397
11/30/1999          10,238                 10,507
12/31/1999          10,139                 10,428
01/31/2000          10,078                 10,383
02/29/2000          10,182                 10,504
03/31/2000          10,411                 10,734

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      13%
1-5 years                           21%
5-10 years                          38%
10-20 years                         27%
20-30 years                          1%
Duration                      6.5 years

Sector Breakdown
Municipal Bonds & Notes           99.9%
Other                              0.1%

Quality Breakdown
AAA                               45.1%
AA                                19.4%
A                                 13.4%
BBB                               12.1%
BB                                10.0%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the year ending March 31, 2000, the Fund's Class D shares fell 2.16%. This performance, although negative, compares favorably to the Lipper General Municipal Debt Fund Average, which dropped 2.40% over the same period.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, yields across many sectors of the bond market rose substantially. Municipal bonds were not immune and institutional investors, in particular, withdrew from the sector, exacerbating performance problems. However, in the first quarter of this year, long-term municipal yields fell in response to the drop in long-term Treasury yields as the government implemented its debt buyback program during the quarter.
     The Fund maintained a high average credit quality of AA during the past year, which benefited returns as yield premiums widened amid heightened investor focus on deteriorating credit conditions. And, in the first quarter, the Fund's exposure to longer-term maturities helped returns as yields fell in this segment of the curve in sympathy with Treasury bonds.
     However, the portfolio's above-benchmark duration during most of the year hindered performance due to the general rise in municipal yields. In addition, our holdings of longer-term AAA rated insured bonds also hurt performance as yield premiums on these bonds actually widened relative to AAA general obligation bonds.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted slightly below the benchmark, as further Fed tightening should put upward pressure on interest rates. We expect to increase the weight of longer maturity credits due to their attractive yield and improve call protection. In general, we anticipate continuing to stress a higher quality portfolio in an effort to offer above-average returns with below-average risk.

March 31, 2000     PIMCO NY Intermediate Municipal Bond Fund


OBJECTIVE:

Seek high current income exempt from federal and New York income tax. Capital appreciation is a secondary objective.

PORTFOLIO:

Primarily intermediate maturity municipal securities. (Exempt from federal and New York income tax).

DURATION RANGE:

3-7 years

TOTAL NET ASSETS:

$3.0 million

FUND INCEPTION DATE:

8/31/99

PORTFOLIO MANAGER:

Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares         Lehman Bros.
                                   NY Exempt
                                   Int. Index
--------------------------------------------------------------------------------
6 months           1.33%            1.51%
Inception          1.70%              --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                PIMCO NY       NY Inter.
                Intermediate   Muni.
                Muni Bond D    Index
08/31/1999         10,000       10,000
09/30/1999         10,036       10,031
10/31/1999          9,954        9,983
11/30/1999         10,041       10,062
12/31/1999         10,001       10,019
01/31/2000          9,951        9,983
02/29/2000         10,013       10,037
03/31/2000         10,171       10,183

*Past performance is no guarantee of future results. The adjusted returns above include the effect of applicable sales charges. These returns represent the blended performance of the Fund's retail class shares (for the period from 8/31/99) and the prior performance of the Fund's institutional class shares, adjusted for retail class fees and expenses. Retail class shares were first offered in October 1999. Income from the Fund may be subject to state and local taxes and (if applicable) the Alternative Minimum Tax.
 See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      11%
1-5 years                           15%
5-10 years                          74%
10-20 years                          0%
20-30 years                          0%
Duration                      5.4 years

Sector Breakdown
Municipal Bonds & Notes           96.6%
Other                              3.4%

Quality Breakdown
AAA                               67.2%
AA                                14.6%
A                                 13.2%
BBB                                5.0%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO New York Intermediate Municipal Bond Fund seeks to provide high current income exempt from federal and New York income tax. From January 31, 2000, the inception date of the Class D, through March 31, 2000, Class D shares returned a cumulative 1.69%, slightly underperforming the Lehman New York Intermediate Muni Bond Index, which returned 1.99% over the same period.
     The Federal Reserve lifted interest rates twice times in the first quarter in an attempt to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher.
     In the first quarter of this year, long-term New York municipal bonds reversed course in response to strong investor demand, limited new supply and favorable credit conditions. As a result, the Fund's performance was positively impacted by allocations to longer-term maturity securities. Allocations to higher rated and insured credits also helped returns as investors displayed a preference for these issues amid heightened concern about credit quality.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     In this environment, average portfolio duration will be targeted near the benchmark as further Fed tightening should put upward pressure on interest rates. We expect to maintain an overweight position in longer maturity credits due to the relatively attractive yield offered by longer-term New York issues. In addition, we anticipate maintaining the Fund's high average credit quality of AA.

March 31, 2000     PIMCO Real Return Bond Fund


OBJECTIVE:

Maximum real return, consistent with preservation of real capital and prudent investment management.

PORTFOLIO:

Primarily inflation-indexed bonds.

TOTAL NET ASSETS:

$269.9 million

FUND INCEPTION DATE:

1/29/97

PORTFOLIO MANAGER:

John Brynjolfsson


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares         Lipper Short     Lehman Brothers
                                   U.S. Govt. Inflation Linked
                                   Fund Avg.  Treas. Index
--------------------------------------------------------------------------------
1 year            7.93%            3.27%      6.36%
3 years           6.06%            4.86%      4.73%
Inception         5.74%           --         --

Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                PIMCO Real Return   Lehman Bros.
                        D           Infl. Linked
                                    Treas. Index
01/31/1997            10,000          10,000
02/28/1997            10,031          10,033
03/31/1997             9,938           9,896
04/30/1997             9,996           9,956
05/31/1997            10,053          10,010
06/30/1997            10,028           9,978
07/31/1997            10,149          10,072
08/31/1997            10,167          10,103
09/30/1997            10,183          10,123
10/31/1997            10,308          10,227
11/30/1997            10,359          10,284
12/31/1997            10,302          10,241
01/31/1998            10,359          10,291
02/28/1998            10,344          10,282
03/31/1998            10,364          10,277
04/30/1998            10,417          10,315
05/31/1998            10,456          10,388
06/30/1998            10,489          10,414
07/31/1998            10,566          10,463
08/31/1998            10,570          10,486
09/30/1998            10,812          10,697
10/31/1998            10,865          10,721
11/30/1998            10,846          10,710
12/31/1998            10,796          10,646
01/31/1999            10,951          10,769
02/28/1999            10,923          10,693
03/31/1999            10,985          10,689
04/30/1999            11,163          10,760
05/31/1999            11,240          10,834
06/30/1999            11,223          10,841
07/31/1999            11,239          10,835
08/31/1999            11,293          10,854
09/30/1999            11,337          10,896
10/31/1999            11,355          10,918
11/30/1999            11,439          10,984
12/31/1999            11,369          10,896
01/31/2000            11,434          10,945
02/29/2000            11,514          11,047
03/31/2000            11,857          11,369

*Past performance is no guarantee of future results. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      11%
1-5 years                            3%
5-10 years                          64%
10-20 years                          2%
20-30 years                         20%
Duration                      2.9 years

Sector Breakdown
U.S. Treasury Obligations         63.3%
Corporate Bonds & Notes           21.4%
Asset-Backed Securities            4.7%
Other                             10.6%

Quality Breakdown
AAA                               77.8%
AA                                 2.5%
A                                 10.3%
BBB                                7.2%
BB                                 2.2%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 7.93%, outperforming the Lehman Inflation-Linked Index, which returned 6.36%. The Fund also outperformed the Lipper Short U.S. Government Fund Average, which returned 3.27%.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program. Other sectors didn't participate in the rally due to mounting credit concerns.
     The Fund's continued concentration in Treasury Inflation Protection Securities (TIPS) boosted returns over the past year as these securities outperformed other bonds due to mounting inflation fears. Not only did TIPS exhibit less yield volatility than conventional Treasuries as interest rates rose, but they also rallied along with Treasury bond yields in the first quarter of this year as concerns about declining credit quality impacted the market. Our below benchmark duration lowered relative returns, however, as real rates dropped across all maturities.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Looking ahead, we expect real return bonds to perform well given that the best inflation news is behind us. We anticipate continuing to emphasize TIPS as their real yield ranks highly among the entire fixed income market. The effective duration of the Fund will be targeted near the benchmark, but intermediate maturities may be modestly overweighted to take advantage of favorable liquidity and attractive financing opportunities.

March 31, 2000     PIMCO Short Duration Municipal Income Fund


OBJECTIVE:

Seek high current income exempt from federal income tax consistent with preservation of capital.

PORTFOLIO:

Short-term municipal securities.

DURATION RANGE:

0-2 years

FUND INCEPTION DATE:

8/31/99

TOTAL NET ASSETS:

$10.7 million

PORTFOLIO MANAGER:

Mark McCray


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares         Lehman Bros.
                                   1 yr Muni Bond
                                   Index
--------------------------------------------------------------------------------
6 mos.             1.68%            1.73%
Inception          0.47%            0.73%


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                  PIMCO Short Duration       Lehman
                  Muni Income D              1 Year Muni
                                             Index
08/31/1999              10,000                 10,000
09/30/1999              10,027                 10,024
10/31/1999              10,047                 10,046
11/30/1999              10,076                 10,077
12/31/1999              10,099                 10,085
01/31/2000              10,137                 10,124
02/29/2000              10,152                 10,154
03/31/2000              10,195                 10,198

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 1/31/00) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in January 2000. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                      44%
1-5 years                           56%
Duration                      1.3 years

Sector Breakdown
Municipal Bonds & Notes           99.0%
Other                              1.0%

Quality Breakdown
AAA                               59.4%
AA                                16.3%
A                                 17.4%
BBB                                6.9%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

PIMCO Short Duration Municipal Bond Fund seeks to generate a high level of interest income exempt from federal income tax, consistent with the preservation of capital. Since the class D shares inception on January 31, 2000, the Fund has returned a cumulative 0.47%.
     This performance compares unfavorably with the Lehman 1-Year Municipal Index, which returned 0.73% over the same period. The Fund's SEC yield on March 31, 2000 was 3.77%, or a fully tax-adjusted 6.24% under a tax rate of 39.6%.
The portfolio's average duration (sensitivity to changes in interest rates) at the end of the first quarter was 1.3 years and matched the duration of its benchmark. We anticipate maintaining this somewhat defensive position, as further Fed tightening in the months ahead should put upward pressure on interest rates. In addition, the portfolio's average credit quality was AA+ at the end of the quarter. We expect to keep this high average quality as credit premiums could widen in the face of a moderating domestic economy and deteriorating credit environment.

March 31, 2000     PIMCO Short-Term Fund


OBJECTIVE:

Maximum current income, consistent with preservation of capital and daily liquidity.

PORTFOLIO:

Primarily short-term investment grade bonds.

DURATION RANGE:

0-1 year

FUND INCEPTION DATE:

10/07/87

TOTAL NET ASSETS:

$709.0 million

PORTFOLIO MANAGER:

Paul McCulley


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares   Lipper Ultra-      Salomon        Lipper Money
                             Short Obligation   3 Mo. T-Bill   Market Index
                             Fund Avg.          Index
--------------------------------------------------------------------------------
1 year            4.87%      4.69%              4.99%          4.89%
5 years           6.38%      5.52%              5.19%          5.08%
10 years          5.64%      5.56%              4.99%          4.84%
Inception         6.10%        --                 --             --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                  PIMCO                 Salomon             Lipper
                  Short-Term D          3-Mo. T-Bill        Money Market
                                        Index               Index
10/31/1987           10,000                10,000              10,000
11/30/1987           10,056                10,051              10,056
12/31/1987           10,114                10,099              10,114
01/31/1988           10,181                10,148              10,171
02/29/1988           10,222                10,194              10,223
03/31/1988           10,276                10,244              10,277
04/30/1988           10,330                10,294              10,327
05/31/1988           10,386                10,347              10,382
06/30/1988           10,443                10,401              10,439
07/31/1988           10,495                10,460              10,500
08/31/1988           10,560                10,520              10,566
09/30/1988           10,627                10,583              10,632
10/31/1988           10,718                10,648              10,701
11/30/1988           10,787                10,715              10,768
12/31/1988           10,849                10,785              10,842
01/31/1989           10,925                10,858              10,920
02/28/1989           11,000                10,934              10,993
03/31/1989           11,093                11,013              11,078
04/30/1989           11,176                11,095              11,161
05/31/1989           11,275                11,179              11,250
06/30/1989           11,358                11,257              11,335
07/31/1989           11,452                11,336              11,419
08/31/1989           11,511                11,413              11,500
09/30/1989           11,588                11,487              11,578
10/31/1989           11,695                11,565              11,659
11/30/1989           11,771                11,640              11,736
12/31/1989           11,837                11,717              11,815
01/31/1990           11,892                11,794              11,895
02/28/1990           11,964                11,865              11,966
03/31/1990           12,042                11,945              12,044
04/30/1990           12,090                12,022              12,122
05/31/1990           12,202                12,104              12,204
06/30/1990           12,280                12,183              12,281
07/31/1990           12,364                12,263              12,362
08/31/1990           12,428                12,343              12,442
09/30/1990           12,509                12,418              12,517
10/31/1990           12,603                12,495              12,598
11/30/1990           12,702                12,569              12,676
12/31/1990           12,803                12,650              12,756
01/31/1991           12,893                12,723              12,834
02/28/1991           12,962                12,785              12,899
03/31/1991           13,020                12,851              12,966
04/30/1991           13,100                12,913              13,031
05/31/1991           13,172                12,975              13,095
06/30/1991           13,219                13,035              13,153
07/31/1991           13,296                13,097              13,216
08/31/1991           13,379                13,159              13,276
09/30/1991           13,452                13,217              13,334
10/31/1991           13,528                13,275              13,392
11/30/1991           13,561                13,328              13,446
12/31/1991           13,615                13,377              13,501
01/31/1992           13,665                13,424              13,551
02/29/1992           13,691                13,466              13,593
03/31/1992           13,716                13,512              13,636
04/30/1992           13,772                13,555              13,679
05/31/1992           13,814                13,600              13,720
06/30/1992           13,868                13,640              13,759
07/31/1992           13,923                13,681              13,799
08/31/1992           13,958                13,720              13,835
09/30/1992           13,994                13,754              13,868
10/31/1992           14,008                13,788              13,902
11/30/1992           14,025                13,823              13,934
12/31/1992           14,066                13,860              13,969
01/31/1993           14,112                13,897              14,002
02/28/1993           14,149                13,929              14,031
03/31/1993           14,214                13,964              14,064
04/30/1993           14,262                13,998              14,095
05/31/1993           14,318                14,033              14,124
06/30/1993           14,374                14,068              14,155
07/31/1993           14,425                14,104              14,187
08/31/1993           14,463                14,141              14,219
09/30/1993           14,499                14,176              14,250
10/31/1993           14,550                14,213              14,282
11/30/1993           14,604                14,249              14,313
12/31/1993           14,672                14,286              14,346
01/31/1994           14,697                14,323              14,379
02/28/1994           14,713                14,357              14,409
03/31/1994           14,690                14,398              14,444
04/30/1994           14,713                14,441              14,480
05/31/1994           14,724                14,488              14,521
06/30/1994           14,791                14,538              14,563
07/31/1994           14,861                14,590              14,608
08/31/1994           14,919                14,644              14,657
09/30/1994           14,935                14,698              14,707
10/31/1994           14,974                14,758              14,762
11/30/1994           14,986                14,820              14,818
12/31/1994           15,050                14,889              14,882
01/31/1995           15,126                14,957              14,948
02/28/1995           15,265                15,023              15,011
03/31/1995           15,298                15,097              15,082
04/30/1995           15,462                15,169              15,150
05/31/1995           15,618                15,243              15,222
06/30/1995           15,670                15,315              15,292
07/31/1995           15,764                15,388              15,363
08/31/1995           15,836                15,461              15,432
09/30/1995           15,984                15,530              15,500
10/31/1995           16,099                15,602              15,570
11/30/1995           16,248                15,670              15,637
12/31/1995           16,386                15,743              15,705
01/31/1996           16,465                15,813              15,774
02/29/1996           16,495                15,878              15,836
03/31/1996           16,548                15,945              15,899
04/30/1996           16,625                16,010              15,963
05/31/1996           16,712                16,079              16,028
06/30/1996           16,804                16,147              16,091
07/31/1996           16,851                16,216              16,158
08/31/1996           16,957                16,287              16,226
09/30/1996           17,120                16,357              16,290
10/31/1996           17,257                16,429              16,356
11/30/1996           17,412                16,498              16,422
12/31/1996           17,480                16,569              16,491
01/31/1997           17,583                16,641              16,560
02/28/1997           17,662                16,706              16,621
03/31/1997           17,671                16,779              16,689
04/30/1997           17,772                16,851              16,758
05/31/1997           17,900                16,925              16,830
06/30/1997           18,018                16,996              16,901
07/31/1997           18,158                17,070              16,973
08/31/1997           18,213                17,143              17,046
09/30/1997           18,335                17,215              17,118
10/31/1997           18,377                17,291              17,191
11/30/1997           18,460                17,363              17,264
12/31/1997           18,563                17,438              17,340
01/31/1998           18,673                17,515              17,416
02/28/1998           18,738                17,585              17,484
03/31/1998           18,863                17,662              17,559
04/30/1998           18,950                17,736              17,631
05/31/1998           19,036                17,813              17,707
06/30/1998           19,100                17,886              17,779
07/31/1998           19,215                17,961              17,856
08/31/1998           19,223                18,038              17,933
09/30/1998           19,351                18,112              18,006
10/31/1998           19,425                18,184              18,078
11/30/1998           19,491                18,252              18,149
12/31/1998           19,573                18,319              18,219
01/31/1999           19,649                18,387              18,291
02/28/1999           19,730                18,449              18,353
03/31/1999           19,870                18,520              18,422
04/30/1999           19,961                18,588              18,489
05/31/1999           19,965                18,659              18,557
06/30/1999           20,035                18,728              18,624
07/31/1999           20,105                18,801              18,678
08/31/1999           20,171                18,876              18,753
09/30/1999           20,262                18,950              18,826
10/31/1999           20,360                19,027              18,903
11/30/1999           20,455                19,103              18,982
12/31/1999           20,537                19,186              19,066
01/31/2000           20,584                19,270              19,152
02/29/2000           20,704                19,353              19,234
03/31/2000           20,838                19,444              19,323

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                       74%
1-5 years                            25%
5-10 years                            1%
10-20 years                           0%
20-30 years                           0%
Duration                       0.5 years

Sector Breakdown
Short-Term Instruments             33.2%
Corporate Bonds & Notes            24.5%
Mortgage-Backed Securities         20.2%
Asset-Backed Securities            10.8%
U.S. Government Agencies            6.9%
Other                               4.4%

Quality Breakdown
AAA                                41.6%
AA                                 14.1%
A                                  16.8%
BBB                                26.0%
BB                                  1.5%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 4.87%, slightly underperforming the Salomon 3-Month Treasury Bill Index, which returned 4.99%. The Fund did slightly outperform its Lipper Average, which returned 4.69%.
     The Fund had a standardized yield of 5.45% on March 31, 2000. This compares favorably with the average money market yield of 3.41% and the average six-month CD yield of 4.76%, according to Banxquote Money Market. Remember that money market funds must maintain a fixed share price and that CDs are guaranteed as to repayment of principal and interest. The Fund's shares, on the other hand, are not guaranteed, and its share price can fluctuate.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buyback program. Other sectors didn't participate in the rally due to mounting credit concerns.
     The Fund's average duration and maturity were lowered over the past year as interest rates rose in anticipation of Fed tightening. An emphasis on mortgages enhanced performance as their attractive yields more than offset their decline in price. Recently, our concentration in GNMA's helped the portfolio as investor demand for U.S. government guaranteed securities increased. The Fund's allocation to Treasury Inflation Protection Securities also added to returns as these bonds outperformed their conventional Treasury counterparts.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Given this outlook, strategies that enhance yield remain key to performance. Duration will be targeted near the half-year neutral point to capture additional yield while limiting overall interest rate sensitivity. We expect to continue to favor select short-term investment-grade corporate issues, taking advantage of their high yields and minimal additional risk.

March 31, 2000     PIMCO StocksPLUS Fund


OBJECTIVE:

Total return which exceeds that of the S&P 500.

PORTFOLIO:

Primarily S&P 500 Index futures and short-term bonds.

DURATION RANGE:

0-1 year

FUND INCEPTION DATE:

5/14/93

TOTAL NET ASSETS:

$1.5 billion

PORTFOLIO MANAGER:

Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares     Lipper Large-Cap
                               Core Fund            S&P 500
                               Average              Index
--------------------------------------------------------------------------------
1 year            17.32%       21.70%               17.94%
3 years           26.44%       26.08%               27.40%
5 years           26.27%       24.42%               26.76%
Inception         22.04%          --                   --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                PIMCO                  S&P 500
                StocksPLUS D           Index
05/31/1993        10,000               10,000
06/30/1993        10,054               10,029
07/31/1993        10,025                9,989
08/31/1993        10,411               10,368
09/30/1993        10,301               10,288
10/31/1993        10,526               10,501
11/30/1993        10,409               10,401
12/31/1993        10,585               10,527
01/31/1994        10,939               10,885
02/28/1994        10,595               10,589
03/31/1994        10,123               10,128
04/30/1994        10,248               10,258
05/31/1994        10,437               10,426
06/30/1994        10,207               10,170
07/31/1994        10,600               10,504
08/31/1994        11,078               10,935
09/30/1994        10,891               10,668
10/31/1994        11,064               10,907
11/30/1994        10,719               10,510
12/31/1994        10,857               10,666
01/31/1995        11,155               10,943
02/28/1995        11,650               11,369
03/31/1995        11,964               11,705
04/30/1995        12,349               12,049
05/31/1995        12,903               12,531
06/30/1995        13,183               12,822
07/31/1995        13,586               13,247
08/31/1995        13,679               13,280
09/30/1995        14,255               13,841
10/31/1995        14,232               13,791
11/30/1995        14,912               14,397
12/31/1995        15,185               14,674
01/31/1996        15,726               15,174
02/29/1996        15,767               15,314
03/31/1996        15,975               15,462
04/30/1996        16,174               15,690
05/31/1996        16,530               16,094
06/30/1996        16,687               16,156
07/31/1996        15,903               15,442
08/31/1996        16,237               15,768
09/30/1996        17,182               16,655
10/31/1996        17,726               17,114
11/30/1996        19,038               18,408
12/31/1996        18,619               18,043
01/31/1997        19,761               19,171
02/28/1997        19,907               19,321
03/31/1997        18,999               18,527
04/30/1997        20,172               19,633
05/31/1997        21,444               20,828
06/30/1997        22,332               21,761
07/31/1997        24,168               23,493
08/31/1997        22,851               22,177
09/30/1997        24,037               23,392
10/31/1997        23,258               22,610
11/30/1997        24,204               23,657
12/31/1997        24,640               24,063
01/31/1998        24,975               24,329
02/28/1998        26,649               26,084
03/31/1998        27,970               27,420
04/30/1998        28,309               27,695
05/31/1998        27,734               27,219
06/30/1998        28,816               28,325
07/31/1998        28,496               28,023
08/31/1998        24,133               23,972
09/30/1998        25,972               25,507
10/31/1998        28,021               27,582
11/30/1998        29,610               29,254
12/31/1998        31,470               30,940
01/31/1999        32,524               32,233
02/28/1999        31,425               31,232
03/31/1999        32,735               32,481
04/30/1999        34,041               33,739
05/31/1999        33,146               32,943
06/30/1999        35,058               34,771
07/31/1999        33,901               33,685
08/31/1999        33,715               33,519
09/30/1999        32,953               32,600
10/31/1999        35,049               34,663
11/30/1999        35,610               35,367
12/31/1999        37,625               37,451
01/31/2000        35,672               35,570
02/29/2000        35,102               34,896
03/31/2000        38,401               38,310



*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                        1%
1-5 years                            97%
5-10 years                            0%
10-20 years                           2%
20-30 years                           0%
Duration                       0.5 years

Sector Breakdown
Corporate Bonds & Notes            34.2%
Short-Term Instruments             20.2%
Mortgage-Backed Securities         17.6%
U.S. Treasury Obligations          11.8%
Asset-Backed Securities             5.6%
Other                              10.6%

Quality Breakdown
AAA                                43.9%
AA                                 14.3%
A                                   9.4%
BBB                                27.3%
BB                                  3.7%
B                                   1.4%

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

StocksPLUS is an enhanced index stock fund that seeks total return in excess of the Standard & Poor's 500 Index (S&P 500) through investment in S&P 500 futures. These futures are purchased with a small percentage of the Fund's assets, freeing the remaining assets for investment in an actively managed portfolio of short-term, investment grade bonds that can add incremental return beyond that of the S&P 500.
     For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 17.32%, slightly underperforming the S&P 500, which returned 17.94%. The Fund also underperformed the Lipper Large-Cap Core Fund Average.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of a tightening labor market, which threatens to drive inflation higher. As a result, short-term bond yields rose substantially. In response, the Fund's average duration and maturity were lowered to mitigate the damage from rising rates.
     An emphasis on mortgages enhanced performance as their attractive yields more than offset their decline in price. Recently, our concentration in GNMA's helped the portfolio as investor demand for U.S. government guaranteed securities increased. The Fund's allocation to Treasury Inflation Protections Securities also added to returns as these bonds outperformed their conventional Treasury counterparts.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     Given this outlook, strategies that enhance yield remain key to performance. Duration will be targeted near the half-year neutral point to capture additional yield while limiting overall interest rate sensitivity. We expect to continue to favor select short-term investment-grade corporate issues, taking advantage of their high yields and minimal additional risk.

March 31, 2000     PIMCO Strategic Balanced Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital.

PORTFOLIO:

S&P Index futures and short-and-intermediate term investment grade bonds.

DURATION RANGE:

0-6 years

FUND INCEPTION DATE:

6/28/96

TOTAL NET ASSETS:

$155.0 million

PORTFOLIO MANAGER:

Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares   Lipper      60% S&P 500 Index   Lipper
                             Balanced    40% Lehman          Balanced Bros.   S&P 500
                             Fund Avg.   Agg. Bond Index     Index            Index
-------------------------------------------------------------------------------------
1 year             9.55%     10.48%      11.56%              10.47%           17.94%
3 years           17.66%     14.74%      19.13%              15.55%           27.40%
Inception         17.22%        --          --                  --

Change in Value of $10,000
Invested at the Fund's inception

[GRAPH]

                   PIMCO Strategic     60% S&P 500/      Lipper       S&P 500
                   Balanced D          40% LBAG          Balanced     Index
                                                         Index
06/30/1996             10,000             10,000          10,000       10,000
07/31/1996              9,732              9,746           9,743        9,558
08/31/1996              9,881              9,863           9,896        9,760
09/30/1996             10,348             10,264          10,262       10,309
10/31/1996             10,626             10,525          10,480       10,593
11/30/1996             11,213             11,075          10,968       11,394
12/31/1996             11,007             10,902          10,834       11,168
01/31/1997             11,467             11,324          11,165       11,866
02/28/1997             11,532             11,388          11,206       11,959
03/31/1997             11,156             11,057          10,880       11,468
04/30/1997             11,661             11,520          11,208       12,152
05/31/1997             12,145             11,984          11,666       12,892
06/30/1997             12,504             12,363          12,041       13,470
07/31/1997             13,267             13,086          12,726       14,542
08/31/1997             12,798             12,602          12,322       13,727
09/30/1997             13,255             13,090          12,814       14,479
10/31/1997             13,068             12,904          12,581       13,995
11/30/1997             13,409             13,286          12,811       14,643
12/31/1997             13,611             13,477          13,001       14,895
01/31/1998             13,798             13,635          13,092       15,059
02/28/1998             14,345             14,221          13,611       16,145
03/31/1998             14,823             14,678          14,028       16,972
04/30/1998             14,952             14,797          14,125       17,143
05/31/1998             14,787             14,700          13,982       16,848
06/30/1998             15,216             15,109          14,235       17,533
07/31/1998             15,122             15,025          14,068       17,346
08/31/1998             13,711             13,819          12,856       14,838
09/30/1998             14,513             14,480          13,411       15,789
10/31/1998             15,155             15,156          13,913       17,073
11/30/1998             15,631             15,742          14,422       18,108
12/31/1998             16,218             16,305          14,954       19,151
01/31/1999             16,608             16,760          15,193       19,952
02/28/1999             16,063             16,331          14,829       19,332
03/31/1999             16,585             16,759          15,195       20,105
04/30/1999             16,988             17,170          15,693       20,884
05/31/1999             16,636             16,866          15,452       20,391
06/30/1999             17,252             17,406          15,878       21,522
07/31/1999             16,872             17,051          15,581       20,851
08/31/1999             16,806             16,996          15,418       20,747
09/30/1999             16,627             16,796          15,220       20,179
10/31/1999             17,287             17,459          15,662       21,456
11/30/1999             17,458             17,671          15,831       21,892
12/31/1999             18,013             18,261          16,299       23,181
01/31/2000             17,238             17,687          15,890       22,017
02/29/2000             17,097             17,572          15,852       21,600
03/31/2000             18,169             18,696          16,786       23,713

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
less than 1 year                                                            2%
1-5 years                                                                  34%
5-10 years                                                                 38%
10-20 years                                                                17%
20-30 years                                                                 9%
Duration                                                             1.8 years

Sector Breakdown
Corporate Bonds & Notes                                                  37.4%
Mortgage-Backed Securities                                               22.0%
Short-Term Instruments                                                   13.7%
U.S. Treasury Obligations                                                11.7%
Foreign Currency-Denominated Issues                                       5.2%
Other                                                                    10.0%

Quality Breakdown
AAA                                                                      48.8%
AA                                                                       11.9%
A                                                                        19.7%
BBB                                                                      16.2%
BB                                                                        2.8%
B                                                                         0.6%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

Strategic Balanced Fund is designed to provide broad exposure to both stocks and bonds using PIMCO's unique StocksPLUS and Total Return investment strategies. The equity portion of the portfolio gains broad-based stock market exposure using S&P 500 Index futures, which is backed by an actively managed portfolio of short-term bonds. The fixed-income portion of the portfolio invests primarily in intermediate-term, investment-grade bonds, focusing on both income and capital appreciation.
     For the one-year period ended March 31, 2000, the Fund's Class D shares returned 9.55%, underperforming the Lipper Balanced Fund Average, which returned 10.48%. Asset allocation at the end of the quarter leaned modestly toward stocks, with a 65% weight for stocks and 35% for bonds.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of a tightening labor market, which threatens to drive inflation higher. As a result, bond yields across the yield curve rose substantially. An overweight equity allocation improved performance relative to the benchmark as the S&P 500 index returned 17.94% as compared to 1.87% for the Lehman Aggregate Index over the past 12-months.
     The equity allocation underperformed the S&P 500 Index mainly due to the rapid run-up in short-term interest rates, which caused the cash-backing positions supporting the S&P 500 futures to lose value. The fixed-income allocation also detracted from relative performance because it remained underweight of longer maturities where yields rose less and was overweight in corporate securities, which underperformed Treasuries due to higher yield premiums demanded by investors.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year.
     Looking ahead, we expect to maintain a modest overweight toward equities given our view of moderating U.S. economic growth and expanding world growth. On the equity side, duration will be targeted near the neutral point in order to capture additional yield while limiting overall interest rate sensitivity. On the fixed-income side, we anticipate keeping duration below the benchmark, but expect to emphasize longer-term Treasuries and shorter-term instruments to take advantage of the shape of the yield curve.

March 31, 2000     PIMCO Total Return Fund


OBJECTIVE:
Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:
Primarily an intermediate-term portfolio of investment grade bonds.

DURATION RANGE:

3-6 years

FUND INCEPTION DATE:

5/11/87

TOTAL NET ASSETS:

$31.5 billion

PORTFOLIO MANAGER:

Bill Gross


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares     Lipper Inter.       Lehman Bros.
                               Inv. Grade Debt     Agg. Bond
                               Fund Avg.           Index
--------------------------------------------------------------------------------
1 year            2.00%        0.99%               1.87%
5 years           7.67%        6.25%               7.14%
10 years          8.87%        7.44%               8.02%
Inception         8.72%          --                  --


Change in Value
$10,000 invested at the Fund's inception

[GRAPH]

                 PIMCO Total        Lehman
                 Return D           Bros.
                                    Agg.
                                    Bond Index
05/31/1987          10,000            10,000
06/30/1987          10,125            10,138
07/31/1987          10,098            10,130
08/31/1987          10,072            10,076
09/30/1987           9,819             9,861
10/31/1987          10,129            10,212
11/30/1987          10,201            10,294
12/31/1987          10,291            10,434
01/31/1988          10,708            10,801
02/29/1988          10,828            10,929
03/31/1988          10,729            10,827
04/30/1988          10,671            10,768
05/31/1988          10,615            10,696
06/30/1988          10,867            10,954
07/31/1988          10,849            10,897
08/31/1988          10,899            10,925
09/30/1988          11,103            11,172
10/31/1988          11,275            11,383
11/30/1988          11,172            11,244
12/31/1988          11,218            11,257
01/31/1989          11,354            11,419
02/28/1989          11,279            11,336
03/31/1989          11,330            11,385
04/30/1989          11,580            11,624
05/31/1989          11,859            11,929
06/30/1989          12,256            12,292
07/31/1989          12,512            12,554
08/31/1989          12,293            12,368
09/30/1989          12,352            12,431
10/31/1989          12,645            12,737
11/30/1989          12,752            12,858
12/31/1989          12,775            12,893
01/31/1990          12,558            12,740
02/28/1990          12,588            12,781
03/31/1990          12,575            12,790
04/30/1990          12,394            12,673
05/31/1990          12,797            13,048
06/30/1990          13,011            13,258
07/31/1990          13,219            13,441
08/31/1990          13,007            13,261
09/30/1990          13,018            13,371
10/31/1990          13,195            13,541
11/30/1990          13,525            13,832
12/31/1990          13,759            14,048
01/31/1991          13,892            14,222
02/28/1991          14,083            14,343
03/31/1991          14,257            14,442
04/30/1991          14,487            14,598
05/31/1991          14,591            14,684
06/30/1991          14,610            14,676
07/31/1991          14,817            14,880
08/31/1991          15,216            15,202
09/30/1991          15,572            15,510
10/31/1991          15,728            15,682
11/30/1991          15,860            15,826
12/31/1991          16,396            16,296
01/31/1992          16,258            16,074
02/29/1992          16,398            16,179
03/31/1992          16,331            16,088
04/30/1992          16,412            16,204
05/31/1992          16,749            16,510
06/30/1992          16,957            16,737
07/31/1992          17,367            17,078
08/31/1992          17,511            17,251
09/30/1992          17,784            17,456
10/31/1992          17,624            17,224
11/30/1992          17,635            17,228
12/31/1992          17,940            17,502
01/31/1993          18,266            17,838
02/28/1993          18,670            18,150
03/31/1993          18,775            18,226
04/30/1993          18,934            18,353
05/31/1993          18,974            18,376
06/30/1993          19,382            18,709
07/31/1993          19,496            18,815
08/31/1993          19,935            19,145
09/30/1993          20,011            19,197
10/31/1993          20,149            19,269
11/30/1993          19,967            19,105
12/31/1993          20,129            19,209
01/31/1994          20,369            19,468
02/28/1994          20,000            19,130
03/31/1994          19,572            18,658
04/30/1994          19,374            18,509
05/31/1994          19,277            18,507
06/30/1994          19,202            18,466
07/31/1994          19,592            18,832
08/31/1994          19,643            18,856
09/30/1994          19,390            18,578
10/31/1994          19,362            18,562
11/30/1994          19,361            18,521
12/31/1994          19,349            18,648
01/31/1995          19,691            19,017
02/28/1995          20,148            19,470
03/31/1995          20,336            19,589
04/30/1995          20,687            19,863
05/31/1995          21,337            20,631
06/30/1995          21,320            20,783
07/31/1995          21,326            20,736
08/31/1995          21,651            20,986
09/30/1995          21,917            21,191
10/31/1995          22,243            21,466
11/30/1995          22,719            21,788
12/31/1995          23,106            22,094
01/31/1996          23,290            22,240
02/29/1996          22,718            21,854
03/31/1996          22,536            21,702
04/30/1996          22,437            21,580
05/31/1996          22,372            21,536
06/30/1996          22,725            21,825
07/31/1996          22,780            21,885
08/31/1996          22,754            21,848
09/30/1996          23,271            22,229
10/31/1996          23,869            22,721
11/30/1996          24,428            23,111
12/31/1996          24,117            22,896
01/31/1997          24,202            22,966
02/28/1997          24,250            23,023
03/31/1997          23,950            22,768
04/30/1997          24,376            23,109
05/31/1997          24,620            23,327
06/30/1997          24,903            23,604
07/31/1997          25,592            24,240
08/31/1997          25,365            24,034
09/30/1997          25,771            24,388
10/31/1997          26,075            24,742
11/30/1997          26,189            24,856
12/31/1997          26,491            25,106
01/31/1998          26,896            25,428
02/28/1998          26,815            25,408
03/31/1998          26,898            25,497
04/30/1998          26,998            25,630
05/31/1998          27,306            25,873
06/30/1998          27,565            26,092
07/31/1998          27,650            26,148
08/31/1998          28,085            26,573
09/30/1998          28,919            27,196
10/31/1998          28,716            27,052
11/30/1998          28,817            27,205
12/31/1998          28,987            27,287
01/31/1999          29,155            27,482
02/28/1999          28,613            27,002
03/31/1999          28,850            27,152
04/30/1999          28,986            27,238
05/31/1999          28,667            26,999
06/30/1999          28,612            26,913
07/31/1999          28,498            26,799
08/31/1999          28,515            26,785
09/30/1999          28,826            27,096
10/31/1999          28,915            27,196
11/30/1999          28,976            27,194
12/31/1999          28,817            27,063
01/31/2000          28,664            26,974
02/29/2000          29,011            27,300
03/31/2000          29,431            27,660

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares adjusted for Class D expenses. Class D shares were first offered in April 1998. The Fund may invest in foreign securities which involve potentially higher risks including foreign currency fluctuations and political or economic uncertainty. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
less than 1 year                                                            14%
1-5 years                                                                   28%
5-10 years                                                                  37%
10-20 years                                                                 12%
20-30 years                                                                  9%
Duration                                                              4.5 years

Sector Breakdown
Mortgage-Backed Securities                                                38.8%
Corporate Bonds & Notes                                                   35.7%
U.S. Treasury Obligations                                                  9.5%
Asset-Backed Securities                                                    6.0%
Other                                                                     10.0%

Quality Breakdown:
AAA                                                                       58.6%
AA                                                                         7.2%
A                                                                         18.1%
BBB                                                                       12.2%
BB                                                                         3.4%
B                                                                          0.5%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 2.00%, slightly outperforming the Lehman Aggregate Bond Index, which returned 1.87%. The Fund also outperformed the Lipper Intermediate Investment-Grade Fund Average, which returned 0.99%.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields rose substantially. However, in January, long-term Treasuries rallied, responding to the Treasury's debt buy-back program. Other sectors didn't participate in the rally due to mounting credit concerns.
     Yield gathering strategies and a focus on high quality were key to performance over the past year. Our overweight position mortgage-backed securities enhanced performance as their attractive yield offset their price decline.Selective emerging market investments, such as Mexico, which was upgraded to investment grade, also aided performance. More recently our migration to longer maturity Treasuries added modestly to performance. Underweighting corporate issues also helped, as these bonds underperformed amid supply concerns about credit quality. However, even though duration was kept below the benchmark, the Fund's intermediate maturity focus hurt performance as this segment was most effected by Fed tightening.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     In this environment, the manager anticipates keeping duration below the benchmark, but expects to emphasize longer-term Treasuries and shorter-term instruments to take advantage of the curve shape.
     The manager will continue to favor mortgages, but trade up for GNMAs where possible because the full faith and credit backing of these securities is valuable given the foreseen scarcity of Treasuries. Due to credit quality concerns, corporate debt selections will be limited to the highest quality and most liquid issues. The portfolio may maintain a modest position in short maturity, top-tier emerging markets, which should benefit from improving growth prospects.

March 31, 2000     PIMCO Total Return Mortgage Fund


OBJECTIVE:

Maximum total return, consistent with preservation of capital and prudent investment management.

PORTFOLIO:

Intermediate-term mortgage-related securities.

DURATION RANGE:

2-6 years

FUND INCEPTION DATE:

7/31/97

TOTAL NET ASSETS:

$4.1 million

PORTFOLIO MANAGER:

W. Scott Simon


--------------------------------------------------------------------------------
PERFORMANCE*
--------------------------------------------------------------------------------

Average Annual Total Return   For periods ended 3/31/00

                  D Shares    Lipper U.S.Mortgage     Lehman Bros.
                              Fund Average            Mortgage Index
--------------------------------------------------------------------------------
1 year            3.47%       1.67%                   2.25%
Inception         5.91%       4.32%                   5.11%


Change in Value of $10,000
Invested at the Fund's inception

[GRAPH]

                 PIMCO Total Return     Lehman
                 Mortgage D             Bros.
                                        Mortgage
                                        Index
07/31/1997             10,000            10,000
08/31/1997             10,007             9,976
09/30/1997             10,162            10,103
10/31/1997             10,310            10,215
11/30/1997             10,356            10,248
12/31/1997             10,475            10,342
01/31/1998             10,587            10,445
02/28/1998             10,604            10,467
03/31/1998             10,641            10,511
04/30/1998             10,711            10,570
05/31/1998             10,801            10,641
06/30/1998             10,869            10,691
07/31/1998             10,910            10,746
08/31/1998             11,038            10,843
09/30/1998             11,160            10,974
10/31/1998             11,113            10,960
11/30/1998             11,159            11,015
12/31/1998             11,187            11,061
01/31/1999             11,253            11,140
02/28/1999             11,192            11,096
03/31/1999             11,262            11,170
04/30/1999             11,315            11,222
05/31/1999             11,252            11,159
06/30/1999             11,237            11,120
07/31/1999             11,193            11,045
08/31/1999             11,184            11,044
09/30/1999             11,324            11,223
10/31/1999             11,386            11,288
11/30/1999             11,439            11,294
12/31/1999             11,411            11,267
01/31/2000             11,335            11,169
02/29/2000             11,502            11,298
03/31/2000             11,653            11,422

*Past performance is no guarantee of future results. These returns represent the blended performance of the Fund's Class D shares (for the period from 4/8/98) and the prior performance of the Fund's institutional class shares, adjusted for Class D expenses. Class D shares were first offered in April 1998. See page 26 for Footnotes, which include additional details.


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Maturity Profile
1 year or less                                                             15%
1-5 years                                                                  29%
5-10 years                                                                 43%
10-20 years                                                                 3%
20-30 years                                                                10%
Duration                                                             4.3 years



Sector Breakdown
Mortgage-Backed Securities                                               74.3%
Short-Term Instruments                                                   25.5%
Other                                                                     0.2%



Quality Breakdown
AAA                                                                      84.0%
AA                                                                       13.8%
BBB                                                                       2.2%


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

For the 1-year period ended March 31, 2000, the Fund's Class D shares returned 3.47%, solidly outperforming the Lehman Mortgage Index, which returned 2.25%. The Fund also outperformed its Lipper Average, which returned 1.67%.
     Over the past year the Federal Reserve lifted interest rates five times to prevent the economy from overheating in the face of mounting imbalances, such as skyrocketing stock prices and a tightening labor market, which threaten to drive inflation higher. As a result, bond yields, including mortgage-backed securities rose substantially. In the first quarter, long-term Treasuries rallied, responding to the Treasury's debt buyback program.
     The Fund's lower-than-index duration (sensitivity to changes in interest rates) helped performance over the course of the year as interest rates rose. But mortgage-backed securities rallied toward the end of the first quarter as a flight-to-quality rally ensued in response to concerns over deteriorating credit quality and increased volatility in the stock market.
An overweight position in GNMA securities helped performance, as investors preferred the government guarantee that these securities offer. In addition, a broader-than-index maturity distribution added slightly to returns as the mortgage yield curve flattened.
     We believe the economy will decelerate as higher rates curb growth in the housing market and investment spending. We expect inflation to rise, but not break out, as recent commodity and import price increases feed through the economy. The Fed, concerned that economic growth will continue to outstrip capacity, will likely continue its restrictive monetary policy and we expect at least two more quarter point interest rate hikes this year. In our opinion, an over-leveraged private sector combined with public budget surpluses will continue to cause credit quality to deteriorate and the Treasury curve to remain inverted.
     In this environment, the manager anticipates keeping duration near the benchmark, but expects to emphasize longer-term maturities and shorter-term instruments to take advantage of the shape of the yield curve. The manager will continue trade up for GNMAs where possible because the full faith and credit backing of these securities is valuable given the foreseen scarcity of Treasuries.

--------------------------------------------------------------------------------
FOOTNOTES
--------------------------------------------------------------------------------

A few notes and definitions are needed for a complete understanding of the performance figures.
     Past performance is no guarantee of future results. Investment return will fluctuate and the value of an investor's shares will fluctuate and may be worth more or less than original cost when redeemed. Total return measures performance, assuming that all dividends and capital gains distributions were reinvested.
     Yield is calculated in accordance with current Securities and Exchange Commission regulations and is based on the one-month period ended March 31, 2000.
     Duration is a measurement of a Fund's price sensitivity expressed in years. The credit quality of the investment in the portfolio does not apply to the stability or safety of the fund.
     Line graphs have been included so an investor can compare a Fund's historical performance to that of an appropriate broad-based index. Each index reflects a group of unmanaged securities, and it is not possible to directly invest in an unmanaged index. The J.P. Morgan Non-U.S. Index (Hedged) is an index of currency-hedged foreign government bonds. The Lehman Intermediate BB Rated Corporate Index is an index of intermediate-term bonds with a BB rating. The Merrill Lynch 1-3 Year Treasury Index is an index made up of U.S. Treasury issues with maturities from one to three years. The Lehman Inflation Linked Treasury Index is an index of inflation liked Treasury bonds. The Lehman Aggregate Bond Index is an index of a variety of bonds. The Lipper Money Market Index is an index of money market funds. The Standard & Poor's 500 Index is an index of stocks of companies with large-capitalization stocks. The Lehman Brothers General Municipal Bond Index is an index representative of the tax-exempt bond market. Salomon 3-month Treasury Bill Index is an index of monthly return equivalents of yield averages of the last 3-month Treasury bill issues. 60% S&P 500/ 40% LBAG Index is comprised of the return of the S&P 500 Index and 40% of the Lehman Brothers Aggregate Bond Index. Lipper Balanced Index is comprised of convertible bonds. Lehman Brothers Mortgage Index is an index of fixed rate mortgages issued by GNMA, FNMA, and FHLMC.
     Lipper averages are calculated by Lipper, Inc., a nationally recognized mutual fund performance evaluation firm. They are performance averages of those funds that are tracked by Lipper, with the investment objective noted. Lipper rankings are based on total returns, not adjusted for sales charges.
     PIMCO Stocks Funds and PIMCO Bond Funds (excluding Municipal Bond) can invest a portion of their assets in foreign securities, which can entail special risks due to foreign economic and political developments. These risks can be enhanced when investing in emerging markets. The Innovation Fund concentrates its portfolios, making it more volatile than the overall stock market. PIMCO Bond Funds can invest in lower-rated bonds, which entail special risks such as less liquidity and possibility of default.
     An investment in the Money Market Fund is not insured or guaranteed by the Federal Deposit Insurance Company or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.
     For additional information on the PIMCO equity funds, contact PIMCO Funds Distributors LLC at 2187 Atlantic Street, Stamford, CT 06902, www.pimcofunds.com, 1-800-426-0107. Please read the prospectus carefully before you invest or send money.

Schedule of Investments
California Intermediate Municipal Bond
March 31, 2000

                                                           Principal
                                                              Amount       Value
                                                              (000s)      (000s)
--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 124.0%
--------------------------------------------------------------------------------
California 112.7%
Anaheim, California Public Financing Authority
Revenue Bond, (AMBAC Insured), Series 1999
4.625% due 10/01/2027                                      $     150   $     151

Antioch California Public Financing Authority
Reassessement Revenue, Series 1998
5.500% due 09/02/2008                                            500         489

California Educational Facilities Authority,
Series 1997 A 5.700% due 10/01/2015                              135         138

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                                500         500

California Housing Financial Agency
Revenue Bonds, (AMBAC FHA Insured),
Series 1996 5.950% due 02/01/2011                                100         104

California Pollution Control Financing Authority,
Series 1999 A 4.500% due 08/01/2003                              150         149

California State Department Veteran Affairs
Home Revenue, Series 2000 4.900% due 12/01/2005                  500         501
5.000% due 12/01/2006                                            500         502

California State Department Water Center
Revenue Bonds, Series 1993 8.375% due 12/01/2003                 150         170

California State Economic Development Authority
Industrial, Series 1997 3.300% due 08/01/2027                    875         875
3.450% due 08/01/2027                                            380         380

California State General Obligation Bond,
(MBIA Insured), Series 1992 7.500% due 10/01/2007                400         471

California State General Obligation Bond, Series 1998
5.000% due 02/01/2023                                            120         109

California State General Obligation Bond,
Series 2000 5.250% due 03/01/2013                                300         302
5.500% due 03/01/2015                                            500         507

California State School Improvement Note,
Series 2000 5.250% due 03/01/2005                                100         103
5.000% due 03/01/2011                                            100         100

California State Veterans General Obligation Bond,
Series 1985 - AV 8.000% due 10/01/2005                            40          47

California State Veterans General Obligation Bond,
Series 1997 BL 5.300% due 12/01/2012                             400         401

Chico California Public Financing Authority Revenue,
(FSA Insured), Series 1996 5.200% due 04/01/2011                 485         494

Long Beach, California Harbor Revenue Bonds,
Series 1993 4.700% due 05/15/2004                                150         151

Los Angeles, California Airports Improvement Revenue Bonds,
(LOC - Wachovia Bank of Georgia Insured), Series 1984
3.500% due 12/01/2024 (b)                                        100         100

Los Angeles, California State Building Authority Lease
Revenue Bonds, Series 1999 A 4.600% due 10/01/2007               150         149

Los Angeles, California Unified School District General
Obligation Bonds, (MBIA Insured), Series 1999 C
4.750% due 07/01/2010                                             30          30

Metropolitan Water District Southern California General
Obligation Bonds, Series 1993 A1 7.250% due 03/01/2007           150         173

Pacific Housing & Finance Agency Revenue Bonds,
(MBIA Insured), Series 1999
4.625% due 12/01/2004                                            250         248

Redding California Electric System Revenue Partnership,
Series 1993 5.684% due 06/28/2019                                500         494

Regional Airports Import Corporation Los Angeles California,
Series 1989 3.600% due 12/01/2025                                300         300

Sacramento California Municipal Utility District Revenue,
Series 1983 9.000% due 04/01/2013                                960       1,207

San Francisco California City & County Airport Community
Revenue, Series 1998 5.500% due 05/01/2015                       300         300

San Francisco California City,
Series 1999 4.750% due 05/01/2004                                500         501

San Francisco, CA City & County Airport Revenue Bonds,
(MBIA Insured), Series 1996 8.000% due 05/01/2005                500         573

San Jose, California Unified School District, (MBIA Insured),
Series 1998 4.000% due 08/01/2008                                100          93

San Pablo California Redevelopment Agency Revenue,
Series 1979 8.000% due 10/01/2011                                145         167

Santa Margarita/Dana Point Authority California Revenue,
(MBIA Insured), Series 1994 7.250% due 08/01/2006                150         171

South Tahoe California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                                150         152

Southern California Public Power Authority Revenue Bonds,
(FSA-CR Insured), Series 1993 5.000% due 07/01/2015              110         105

Stockton California Certificate Participation,
Series 1999 4.750% due 08/01/2006                                120         119
                                                                       ---------
                                                                          11,526
                                                                       =========
Puerto Rico 11.3%
Puerto Rico Commonwealth Highway & Transportation
Authority, Series 1993 5.200% due 07/01/2003                     500         505

Puerto Rico Commonwealth Infrastructure Financing
Authority Revenue Bonds, (AMBAC Insured)
Series 1998 5.250% due 07/01/2010                                150         153

Puerto Rico Public Finance Corp. Revenue Bond,
(AMBAC Insured), Series 1998 A  5.000% due 06/01/2007            500         504
                                                                       ---------
                                                                           1,162
                                                                       ---------
Total Municipal Bonds & Notes                                             12,688
(Cost $12,616)                                                         =========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.0%
--------------------------------------------------------------------------------

Commercial Paper 1.0%
R & T California Money Market
     2.660% due 04/03/2000                                       101         101
                                                                       ---------

Total Short-Term Instruments                                                 101
(Cost $101)                                                            =========

Total Investments (a) 125.0%                                           $  12,789
(Cost $12,717)

Other Assets and Liabilities (Net) (25.0%)                               (2,561)
                                                                       ---------

Net Assets 100.0%                                                       $ 10,228
                                                                        ========


                                                      See accompanying notes  27

California Intermediate Municipal bond
March 31, 2000

--------------------------------------------------------------------------------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $12,717 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $     86

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (14)
                                                                       ---------

Unrealized appreciation-net                                            $     72
                                                                       =========

(b) Variable rate security. The rate listed is as of March 31, 2000.


28  See accompanying notes

Schedule of Investments

Foreign Bond Fund
March 31, 2000

                                                       Principal
                                                          Amount           Value
                                                          (000s)          (000s)
--------------------------------------------------------------------------------
 ARGENTINA (f)(g) 0.4%
--------------------------------------------------------------------------------
 Republic of Argentina
         5.000% due 12/20/2002                     JY    219,000        $  2,154
                                                                        --------
Total Argentina                                                            2,154
(Cost $1,716)                                                           ========
--------------------------------------------------------------------------------
 ARUBA (f)(g) 0.4%
--------------------------------------------------------------------------------
YTP Finance (Aruba)
         3.500% due 07/18/2012                     JY    200,000           2,001
                                                                        --------
Total Aruba                                                                2,001
(Cost $1,900)                                                           ========
--------------------------------------------------------------------------------
 AUSTRALIA (f)(g) 3.0%
--------------------------------------------------------------------------------
Bankers Trust Australia
         6.409% due 06/02/2008 (d)                      $  4,800           4,658
General Electric Capital Australia Funding
         6.750% due 09/15/2007                      A   $    750             451
General Motors Acceptance Corp.
         3.967% due 03/25/2002                     EC     10,300           9,855
Registered Australian Mortgage Securities
         4.017% due 09/26/2032 (d)                         1,400           1,339
                                                                        --------
Total Australia                                                           16,303
(Cost $16,641)                                                          ========
--------------------------------------------------------------------------------
 BELGIUM (f)(g) 0.8%
--------------------------------------------------------------------------------
Kingdom of Belgium
         9.000% due 03/28/2003                     EC          5               5
         6.750% due 11/21/2004 (d)                 BF    183,200           4,638
                                                                        --------
Total Belgium                                                              4,643
(Cost $6,064)                                                           ========
--------------------------------------------------------------------------------
  BRAZIL 0.2%
--------------------------------------------------------------------------------
Government of Brazil
         7.000% due 01/01/2001 (d)                  $        295             294
         6.938% due 04/15/2006 (d)                           940             853
                                                                        --------
Total Brazil                                                               1,147
(Cost $1,135)                                                           ========
--------------------------------------------------------------------------------
 BULGARIA 0.8%
--------------------------------------------------------------------------------
Republic of Bulgaria
         7.063% due 07/28/2011 (d)                  $      2,670           2,116
         7.063% due 07/28/2024 (d)                         2,600           2,090
                                                                        --------
Total Bulgaria                                                             4,206
(Cost $3,931)                                                           ========
--------------------------------------------------------------------------------
 CANADA (f)(g) 5.7%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
         6.350% due 04/01/2002                     C$      3,440           2,364
Commonwealth of Canada
         5.250% due 09/01/2003 (j)                           640             430
         6.625% due 10/03/2007                     N$     20,830           9,665
         6.000% due 06/01/2008 (j)                 C$     17,130          11,814
Hydro-Quebec
         3.527% due 04/25/2000                     DM      5,000           2,444
Providence of Manitoba
        11.000% due 08/15/2000                     C$      5,000           3,512
Sears Canada
        11.700% due 07/10/2000                             1,000             699
                                                                        --------
Total Canada                                                              30,928
(Cost $33,075)                                                          ========
--------------------------------------------------------------------------------
 CAYMAN ISLANDS (f)(g) 4.5%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C
         5.300% due 09/21/2000                     JY    200,000           1,948
Capital Credit Card Corp.
         5.625% due 10/15/2004                     DM      2,800           1,384
Daiwa International Finance Cayman
         5.000% due 12/28/2004                     JY    300,000           3,021
MBNA American Euro
         3.589% due 05/19/2004 (d)                 EC      8,100           7,734
Residential Reinsurance
         9.761% due 06/01/2000 (d)                  $      7,100           7,049
Sakura Capital Funding
         7.020% due 09/29/2049 (d)                         3,600           3,470
                                                                        --------
Total Cayman Islands                                                      24,606
(Cost $25,353)                                                          ========
--------------------------------------------------------------------------------
 COLOMBIA (f)(g) 0.3%
--------------------------------------------------------------------------------
Republic of Colombia
         3.000% due 12/22/2000                     JY    150,000           1,412
                                                                        --------
Total Colombia                                                             1,412
(Cost $1,154)                                                           ========
--------------------------------------------------------------------------------
 DENMARK (f)(g) 1.3%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
         5.000% due 10/01/2029                     DK     33,112           3,764
Realkredit Danmark Mortgage
         5.000% due 10/01/2029                                27               3
Unikredit Realkredit
         5.000% due 10/01/2029                            27,918           3,167
                                                                        --------
Total Denmark                                                              6,934
(Cost $8,159)                                                           ========
--------------------------------------------------------------------------------
 FRANCE (f)(g) 1.9%
--------------------------------------------------------------------------------
AXA
         2.500% due 01/01/2014                     EC        835             792
Republic of France
         3.000% due 07/25/2009 (b)                         3,078           2,775
         4.000% due 10/25/2009 (j)                         8,200           7,059
                                                                        --------
Total France                                                              10,626
 (Cost $11,826)                                                         ========
--------------------------------------------------------------------------------
 GERMANY (f)(g) 6.2%
--------------------------------------------------------------------------------
Barclays Capital Corp.
         3.246% due 12/20/2000                     DM      2,000             977
Hypothekenbank in Essen AG
         4.750% due 08/11/2008 (j)                 EC      2,360           2,128
Republic of Germany
         0.000% due 01/04/2010 (j)                        15,668          15,151
         6.500% due 07/04/2027 (j)                        14,170          15,030
Treuhandanstalt
         7.500% due 09/09/2004 (j)                           340             358
                                                                        --------
Total Germany                                                             33,644
(Cost $39,123)                                                          ========
--------------------------------------------------------------------------------
 GREECE (f)(g) 4.1%
--------------------------------------------------------------------------------
CSFP Credit
         6.601% due 11/19/2004 (d)                      $ 19,000          19,171
Hellenic Finance
         2.000% due 07/15/2003                     EC      1,600           1,535
Hellenic Republic
        10.200% due 05/19/2003 (d)                 GD    100,000             296
        10.180% due 06/17/2003 (d)                       107,400             318
        10.240% due 10/23/2003 (d)                       376,000           1,122
                                                                        --------
Total Greece                                                              22,442
(Cost $22,938)                                                          ========
--------------------------------------------------------------------------------
 ITALY (f)(g) 4.0%
--------------------------------------------------------------------------------
Island Finance
         4.326% due 03/30/2015 (d)                 EC      2,300           2,200
Republic of Italy
         4.250% due 11/01/2009 (j)                         4,110           3,591
         6.500% due 11/01/2027 (j)                        10,916          11,378
         5.250% due 11/01/2029 (j)                         5,530           4,871
                                                                        --------
Total Italy                                                               22,040
(Cost $24,643)                                                          ========


                                                       See accompanying notes 29

Foreign Bond Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 JAPAN (f)(g) 1.0%
--------------------------------------------------------------------------------
International Credit Receivable Japan 1 Tranche A
         0.478% due 11/22/2004 (d)                      JY    125,137  $   1,219
International Credit Receivable Japan 1 Tranche B
         0.578% due 11/22/2004 (d)                            200,000      1,948
SHL Corp. Ltd.
         0.871% due 12/25/2024 (d)                             76,000        740
         0.540% due 12/25/2024 (d)                            137,982      1,377
                                                                        --------
Total Japan                                                                5,284
(Cost $4,956)                                                           ========

--------------------------------------------------------------------------------
 MEXICO (f)(g) 2.6%
--------------------------------------------------------------------------------
Petroleos Mexicanos
         8.850% due 09/15/2007                           $      1,040      1,011
         9.375% due 12/02/2008                                  1,290      1,325
United Mexican States
         6.930% due 04/07/2000 (d)                              6,000      6,000
         8.750% due 05/30/2002                          BP        270        434
        10.375% due 01/29/2003                          DM      2,575      1,383
         4.000% due 03/11/2004                          JY    130,000      1,300
         7.500% due 03/08/2010                          EC      2,300      2,232
         6.250% due 12/31/2019                                    500        428
                                                                        --------
Total Mexico                                                              14,113
(Cost $14,072)                                                          ========

--------------------------------------------------------------------------------
 NETHERLANDS (f)(g) 2.2%
--------------------------------------------------------------------------------
Bank of Japan
         2.140% due 11/16/2009                          JY    200,000      1,950
KPNQWest BV
         7.125% due 06/01/2009                          EC      3,700      3,479
Mannesmann Finance BV
         4.750% due 05/27/2009                                  3,700      3,163
Tecnost International NV
         5.616% due 06/23/2004 (d)                              1,430      1,404
Telekomunikacja Polska SA
         7.750% due 12/10/2008                           $      2,120      2,058
                                                                        --------
Total Netherlands                                                         12,054
(Cost $12,614)                                                          ========

--------------------------------------------------------------------------------
  NEW ZEALAND (f)(g) 2.3%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
         7.000% due 07/15/2009 (j)                      N$      9,189      4,575
         4.500% due 02/15/2016 (b)(j)                          16,500      8,036
                                                                        --------
Total New Zealand                                                         12,611
(Cost $14,033)                                                          ========

--------------------------------------------------------------------------------
  PANAMA 0.2%
--------------------------------------------------------------------------------
Republic of Panama
         8.875% due 09/30/2027                           $      1,100        969
                                                                        --------
Total Panama                                                                 969
(Cost $974)                                                             ========

--------------------------------------------------------------------------------
  PHILIPPINES (f)(g) 0.7%
--------------------------------------------------------------------------------
Republic of Philippines
         8.000% due 09/17/2004                          EC      2,420      2,340
         6.875% due 12/01/2009 (d)                       $      1,368      1,293
                                                                        --------
Total Philippines                                                          3,633
(Cost $3,932)                                                           ========

--------------------------------------------------------------------------------
 POLAND 0.0%
--------------------------------------------------------------------------------
Republic of Poland
         3.500% due 10/27/2024 (d)                       $        105         65
                                                                        --------
Total Poland                                                                  65
(Cost $64)                                                              ========

--------------------------------------------------------------------------------
 PORTUGAL (f)(g) 1.8%
--------------------------------------------------------------------------------
Portugal Government
         3.950% due 07/15/2009 (j)                      EC     11,770   $ 10,024
                                                                        --------
Total Portugal                                                            10,024
(Cost $10,981)                                                          ========

--------------------------------------------------------------------------------
 SOUTH KOREA (f)(g) 1.9%
--------------------------------------------------------------------------------
Korea Development Bank
         3.610% due 05/14/2001 (d)                      DM      7,310      3,525
         2.770% due 05/21/2001                          JY    400,000      3,974
         1.875% due 02/13/2002                                 13,000        127
Korean ExportImport Bank
         7.250% due 06/25/2001                           $      1,945      1,939
         6.500% due 02/10/2002                                    800        776
                                                                        --------
Total South Korea                                                         10,341
(Cost $10,094)                                                          ========

--------------------------------------------------------------------------------
 SPAIN (f)(g) 6.2%
--------------------------------------------------------------------------------
Kingdom of Spain
         5.150% due 07/30/2009 (j)                      EC     29,010     27,282
         6.000% due 01/31/2029 (j)                              6,483      6,394
                                                                        --------
Total Spain                                                               33,676
(Cost $37,480)                                                          ========

--------------------------------------------------------------------------------
  SUPRANATIONAL (f)(g) 7.4%
--------------------------------------------------------------------------------
Eurofima
         4.750% due 07/07/2004 (j)                      SK     60,900      6,697
European Investment Bank
         7.000% due 12/08/2003                          BP      6,300     10,083
         6.000% due 11/26/2004 (j)                              1,500      2,327
         5.375% due 08/28/2007                          NK      2,400        264
InterAmerican Development Bank
         7.125% due 11/26/2004                          BP      1,750      2,833
International Bank for Reconstruction & Development
         6.875% due 07/14/2000                                  2,500      3,987
         7.000% due 09/18/2000                          N$      6,400      3,185
         7.250% due 04/09/2001                                  6,400      3,178
         7.000% due 06/07/2002                          BP      1,100      1,758
         7.250% due 05/27/2003                          N$     10,670      5,202
World Bank
        10.250% due 04/11/2002                          PP     31,000        712
                                                                        --------
Total Supranational                                                       40,226
(Cost $43,035)                                                          ========

--------------------------------------------------------------------------------
 SWEDEN (f)(g) 0.9%
--------------------------------------------------------------------------------
Kingdom of Sweden
        13.000% due 06/15/2001                          SK     11,200      1,418
         5.000% due 01/15/2004 (j)                             14,100      1,619
         0.000% due 04/01/2004 (b)                             18,911      1,995
                                                                        --------
Total Sweden                                                               5,032
(Cost $5,235)                                                           ========

--------------------------------------------------------------------------------
 TUNISIA (f)(g) 0.3%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
         7.500% due 08/06/2009                          EC      1,500      1,459
                                                                        --------
Total Tunisia                                                              1,459
(Cost $1,525)                                                           ========

--------------------------------------------------------------------------------
  UNITED KINGDOM (f)(g) 5.8%
--------------------------------------------------------------------------------
Abbey National Treasury Service
         7.625% due 12/30/2002                          BP      1,770      2,851
         5.250% due 01/21/2004                                  2,670      4,008
Bank of Scotland Capital Fund
         8.117% due 03/31/2049                                    850      1,352
Halifax Group Euro Finance
         7.627% due 12/29/2049 (d)                      EC        800        776
Halifax Group Sterling Finance
         7.881% due 12/29/2049 (d)                      BP      4,050      6,643

30  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
HAUS Limited
         3.850% due 12/10/2037 (d)                 EC           8,500   $  8,130
Polestar Corp. plc
         10.500% due 05/30/2008                    BP             170        264
SCCR Series 1 Ltd.
         3.500% due 05/15/2000 (d)                 IL      15,380,000      7,595
                                                                        --------
Total United Kingdom                                                      31,619
(Cost $33,712)                                                          ========

--------------------------------------------------------------------------------
 UNITED STATES (f)(g) 73.6%
--------------------------------------------------------------------------------
AssetBacked Securities 6.0%
AES Corp.
         8.688% due 05/19/2001                               $  1,500      1,498
AFC Home Equity Loan Trust
         6.099% due 03/25/2027 (d)                                975        976
Americredit Automobile Receivable Trust
         5.880% due 12/05/2003                                    250        248
AM FM, Inc.
         7.500% due 11/19/2001                                    750        747
         7.688% due 11/19/2001                                    750        747
Amresco Residential Securities Mortgage Loan Trust
         6.595% due 06/25/2029 (d)                              5,880      5,902
Banc One Auto Grantor Trust
         6.270% due 11/20/2003                                    432        430
         6.290% due 07/20/2004                                    665        660
Bayview Financial Acquisition
         6.429% due 02/25/2029 (d)                                400        400
Chase Manhattan Grantor Trust
         6.610% due 09/15/2002                                    280        280
Contimortgage Home Equity Loan Trust
         6.174% due 10/15/2012 (d)                              1,047      1,046
         6.010% due 12/25/2013                                  8,510      8,455
Daimler-Benz Vehicle Trust
         5.230% due 12/20/2001                                    703        703
Emergent Home Equity Loan Trust
         6.745% due 05/15/2012                                     71         70
EQCC Home Equity Loan Trust
         5.770% due 03/20/2029                                  2,767      2,747
         6.321% due 03/20/2029                                    609        609
First Security Auto Owner Trust
         5.311% due 04/15/2002                                    524        524
Illinois Power Special Purpose Trust
         5.390% due 06/25/2002                                     21         21
Nissan Auto Receivables Grantor Trust
         5.450% due 04/15/2004                                  2,468      2,437
PSB Lending Home Loan Owner Trust
         6.830% due 05/20/2018                                  1,630      1,598
USAA Auto Loan Grantor Trust
         5.800% due 01/15/2005                                  1,043      1,033
Voicestream
         8.837% due 02/15/2009                                  2,000      1,978
                                                                       ---------
                                                                          33,109
                                                                       =========

Corporate Bonds & Notes 19.4%
Abbey National Capital Trust I
         8.963% due 12/29/2049 (d)                              2,000      2,043
AES Corp.
         10.250% due 07/15/2006                                   394        384
Associates Corp. of North America
         6.210% due 08/27/2001 (d)                              5,000      4,998
AT&T Capital Corp.
         6.310% due 04/23/2002 (d)                                675        677
Bancomext Trust Division
         8.000% due 08/05/2003                                    390        385
Beckman Instruments, Inc.
         7.100% due 03/04/2003                                    344        329
Buckeye Technologies, Inc.
         8.000% due 10/15/2010                                    394        361
Building Materials Corp.
         7.750% due 07/15/2005                                    247        219
         8.000% due 10/15/2007                                    267        232
Calpine Corp.
         7.875% due 04/01/2008                                    485        457
Capital One Bank
         6.750% due 07/28/2003 (d)                             12,000     11,995
Century Communications Corp.
         0.000% due 03/15/2003                                    537        395
CMS Energy
         8.125% due 05/15/2002                                    385        380
CSC Holdings, Inc.
         9.875% due 04/01/2023                                    385        393
DaimlerChrysler Holdings
         6.380% due 08/23/2002 (d)                              3,900      3,913
DQE Capital Corp.
         6.539% due 01/15/2002 (d)                                800        800
Echostar DBS Corp.
         9.250% due 02/01/2006                                    488        472
Finova Capital Corp.
         6.390% due 06/18/2003 (d)                              5,700      5,698
Flag Ltd.
         8.250% due 01/30/2008                                    385        343
Ford Motor Credit Co.
         1.200% due 02/07/2005                     JY         619,000      5,957
Garden State Newspapers
         8.750% due 10/01/2009                      $             360        322
General Motors Acceptance Corp.
         6.251% due 04/05/2004 (d)                              2,800      2,792
         6.251% due 04/05/2004 (d)                             16,420     16,420
         6.875% due 09/09/2004                     BP           4,080      6,471
         1.250% due 12/20/2004                     JY         208,000      2,009
Gold Eagle
         11.453% due 04/16/2001                     $           2,500      2,497
Goldman Sachs Group
         6.640% due 02/19/2004 (d)                              1,430      1,451
Hollinger International Publishing
         8.625% due 03/15/2005                                    294        279
Household Finance Corp.
         5.125% due 06/24/2009                     EC           4,900      4,329
J.P. Morgan & Co.
         6.430% due 02/15/2012                      $           6,780      6,065
Jones Intercable, Inc.
         8.875% due 04/01/2007                                    427        445
KBC Bank Fund Trust IV
         8.220% due 11/29/2049                     EC             800        809
Lehman Brothers Holdings, Inc.
         6.700% due 11/30/2006 (d)                  $             905        835
McLeodUSA, Inc.
         8.125% due 02/15/2009                                    585        518
MGM Grand, Inc.
         6.950% due 02/01/2005                                    180        165
Navistar International Corp.
         8.000% due 02/01/2008                                    329        307
Polymer Group, Inc.
         9.000% due 07/01/2007                                    329        288
Protective Life Funding Trust
         6.390% due 01/17/2003 (d)                              1,200      1,200
Rogers Cantel, Inc.
         8.300% due 10/01/2007                                    385        391
Salomon, Smith Barney Holdings
         3.650% due 02/14/2002 (b)(d)                          12,891     12,664
         6.320% due 02/11/2003 (d)                                400        400
Silgan Holdings, Inc.
         9.000% due 06/01/2009                                    335        315
Sprint Capital Corp.
         5.875% due 05/01/2004                                    690        654
Texas Utilities Co.
         7.105% due 09/24/2001                                  2,600      2,614
TV Guide, Inc.
         8.125% due 03/01/2009                                    335        332
Unisys Corp.
         12.000% due 04/15/2003                                   485        514
World Color Press, Inc.
         8.375% due 11/15/2008                                    206        206
                                                                       ---------
                                                                         105,723
                                                                       =========

Mortgage Backed Securities 18.0%
Bank of America Mortgage Securities
         6.500% due 05/25/2029                                    307        287
Chase Mortgage Finance Corp.
         6.550% due 08/25/2028                                  2,858      2,819

                                                       See accompanying notes 31

Citicorp Mortgage Securities, Inc.
         6.500% due 07/25/2028                           $      2,571   $ 2,529
         6.500% due 03/25/2029                                    140       127
Crusade Global Trust
         6.400% due 02/15/2030 (d)                             14,400    14,436
Federal Home Loan Mortgage Corp.
         6.000% due 03/15/2008                                    890       874
         6.811% due 06/01/2022 (d)                              1,499     1,554
         7.080% due 08/01/2022 (d)                                859       888
         6.500% due 09/15/2022                                     77        75
Federal Home Loan Mortgage Corp.
         9.050% due 06/15/2019                                     61        62
Federal National Mortgage Assn.
         6.914% due 07/01/2021 (d)                                877       910
         7.415% due 11/01/2022 (d)                              1,016     1,050
         7.574% due 01/01/2023 (d)                              1,389     1,420
         7.045% due 08/01/2023 (d)                              1,142     1,187
General Electric Capital Corp.
         5.125% due 01/12/2004                          BP      6,230     9,328
General Electric Capital Mortgage Services, Inc.
         6.250% due 07/25/2029                           $        500       477
Government National Mortgage Assn.
         7.125% due 11/20/2021 (d)                                588       598
         6.375% due 05/20/2022 (d)                                 53        54
         6.750% due 07/20/2022 (d)                                605       609
         6.750% due 09/20/2022 (d)                                396       400
         6.375% due 05/20/2023 (d)                                589       591
         6.750% due 07/20/2023 (d)                                674       679
         6.750% due 07/20/2023 (d)                                329       331
         6.750% due 08/20/2023 (d)                                309       312
         6.750% due 09/20/2023 (d)                              1,805     1,815
         6.750% due 09/20/2023 (d)                                772       776
         7.125% due 10/20/2023 (d)                              3,330     3,380
         7.125% due 10/20/2024 (d)                                265       269
         6.375% due 04/20/2025 (d)                                192       192
         6.750% due 07/20/2025 (d)                              4,499     4,514
         6.750% due 09/20/2025 (d)                                856       859
         7.125% due 12/20/2025 (d)                                333       337
         6.750% due 09/20/2026 (d)                                702       708
         6.375% due 04/20/2027 (d)                              1,733     1,731
         7.000% due 04/19/2030-05/24/2030 (d)(e)               11,700     7,493
         7.500% due 04/19/2030                                  5,900     5,847
Independent National Mortgage Corp.
         8.432% due 11/25/2024 (d)                                 26        26
Medallion Trust
         6.471% due 03/17/2031 (d)                              5,900     5,900
Morgan Stanley Mortgage Trust
         8.150% due 07/20/2021                                      1         1
Prudential Home Mortgage Securities
         6.800% due 05/25/2024                                    448       406
Residential Funding Mortgage Securities, Inc.
         6.500% due 06/25/2029                                  1,235     1,049
         6.560% due 05/12/2032 (d)                             15,400    15,389
Sasco Floating Rate Commercial Mortgage
         6.280% due 11/20/2001 (d)                              2,995     3,002
Structured Asset Mortgage Investments, Inc.
         6.585% due 06/25/2029 (d)                              3,220     3,193
                                                                       ---------
                                                                         98,484
                                                                       =========
Municipal Bonds & Notes 0.2%
Massachusetts State Turnpike Authority Metro
Highway System, (MBIA Insured), Series 1997
         5.000% due 01/01/2037                                  1,000       861
                                                                       ---------

U.S. Government Agencies (f)(g) 13.1%
Federal Home Loan Bank
         0.000% due 05/12/2000 (d)                       $     24,600    24,600
         5.663% due 02/15/2002 (d)                             14,000    13,758
Federal National Mortgage Assn.
         6.875% due 06/07/2002 (j)                      BP     10,230    16,326
         7.250% due 06/20/2002 (j)                      N$     14,850     7,335
         6.500% due 07/10/2002 (j)                      A$     14,100     8,482
         5.500% due 12/07/2003 (j)                      BP        700     1,071
                                                                       ---------
                                                                         71,572
                                                                       =========
U.S. Treasury Obligations 15.7%
Treasury Inflation Protected Securities (b)(j)
         3.625% due 07/15/2002                           $     82,092   $81,860
U.S. Treasury Bonds
         8.125% due 08/15/2021 (j)                              1,040     1,279
U.S. Treasury Notes
         5.125% due 08/31/2000                                  2,475     2,464
                                                                        --------
                                                                         85,603
                                                                        ========
Preferred Security 1.2%
                                                               Shares
DG Funding Trust
         6.183% due 12/29/2049 (d)                              6,400     6,425
                                                                        --------
Total United States                                                     401,777
(Cost $405,343)                                                         ========

--------------------------------------------------------------------------------
 PURCHASED CALL OPTIONS 0.0%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                                (000s)
U.S. Dollar vs. Eurodollar (OTC)
Strike @ 1.050 Exp. 07/28/2000                               $ 44,950       179
                                                                       ---------
Total Purchased Call Options                                                179
(Cost $523)                                                            =========

--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 2.3%
--------------------------------------------------------------------------------
Eurodollar March Futures (CME)
         Strike @ 90.75 due 03/19/2001                            500         8
Interest Rate Swap (OTC)
         Strike @ 7.500% due 04/29/2002                        11,200       493
U.S. Treasury Note (OTC)
         Strike @ 100.656 due 04/05/2000
         5.250% due 05/31/2001                                119,800     2,352
U.S. Treasury Note (OTC)
         Strike @ 105.531 due 04/05/2000
         5.625% due 05/15/2008                                102,100     9,515
                                                                       ---------
Total Purchased Put Options                                              12,368
(Cost $15,021)                                                         =========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 1.4%
--------------------------------------------------------------------------------
Certificates of Deposit 1.2%
Commerzbank AG
         6.200% due 05/10/2000                                  6,550     6,550
                                                                       ---------

Repurchase Agreement 0.2%
State Street Bank
         5.600% due 04/03/2000                                  1,286     1,286
                                                                       ---------
    (Dated 03/31/2000. Collateralized by
    Federal Home Loan Bank 6.000% due
    08/15/2002 valued at $1,315.
    Repurchase proceeds are $1,287.)

U.S. Treasury Bills 0.0%
         5.600% due 04/27/2000                                    125       125
                                                                       ---------

Total Short-Term Instruments                                              7,961
(Cost $7,961)                                                          ---------

Total Investments (a) 144.2%                                           $786,477
(Cost $819,213)

Written Options (c) (0.2%)                                                 (806)
                (Premiums $473)

Other Assets and Liabilities (Net) (44.0%)                             (240,146)
                                                                       ---------

Net Assets 100.0%                                                      $545,525
                                                                       ---------

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $819,500 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  4,058

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (37,081)
                                                                       --------

Unrealized depreciation-net                                            $(33,023)
                                                                       ========

(b) Principal amount of the security is adjusted for inflation.

(c) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium      Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
   Strike @ 102.00 Exp. 05/01/2000            $  4,200,000       $ 84      $198

Put - OTC 3 Month LIBOR Interest Rate Swap
   Strike @ 7.500% Exp. 04/29/2002              16,000,000        362       598

Put - OTC Australian Dollar vs. US Dollar
   Strike @ 0.575 Exp. 06/01/2000                7,850,000         27        10
                                                                 ---------------
                                                                 $473      $806
                                                                 ===============

(d)  Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(f)  Foreign forward currency contracts outstanding at March 31, 2000:

                           Principal
                              Amount                        Unrealized
                          Covered by        Settlement   Appreciation/
Type      Currency          Contract             Month  (Depreciation)
----------------------------------------------------------------------

Buy             A$             9,997           04/2000         $    16
Sell                          17,035           04/2000              69
Buy                            5,241           05/2000             (17)
Buy             BP             5,471           04/2000             106
Sell                          37,733           04/2000            (626)
Buy             C$            16,370           04/2000             152
Sell                          16,310           04/2000             (57)
Sell                          10,170           06/2000             (42)
Sell            DK            63,700           04/2000              81
Buy             EC             8,695           04/2000             (96)
Sell                          92,196           04/2000           1,227
Sell            GD               719           04/2000              31
Buy             H$           121,638           09/2000               1
Sell                         121,638           09/2000            (117)
Buy                           48,140           10/2000               3
Sell                          48,140           10/2000             (41)
Buy             HF           202,000           08/2000             (35)
Buy                        1,248,000           01/2001            (310)
Buy             JY         2,341,693           04/2000             767
Sell                       1,433,693           04/2000            (527)
Sell                       4,238,992           05/2000          (1,186)
Buy             N$             6,277           04/2000              13
Sell                          83,847           04/2000            (443)
Buy                           39,772           05/2000            (187)
Sell                          32,890           05/2000            (325)
Sell            NK             4,160           05/2000               4
Buy             PZ             1,200           04/2000               9
Sell                           1,200           04/2000              (2)
Buy                           14,414           01/2001             (21)
Buy                            8,090           02/2001              60
Buy                            7,500           03/2001              28
Sell            SK            75,060           04/2000             (48)
                                                               --------
                                                               $(1,513)
                                                               ========

(g) Principal amount denoted in indicated currency:

         A$ -  Australian Dollar
         BF -  Belgian Franc
         BP -  British Pound
         C$ -  Canadian Dollar
         DK -  Danish Krone
         DM -  German Mark
         EC -  Euro
         GD -  Greek Drachma
         H$ -  Hong Kong Dollar
         IL -  Italian Lira
         HF -  Hungarian Forint
         JY -  Japanese Yen
         N$ -  New Zealand Dollar
         NK -  Norwegian Krone
         PP -  Philippine Peso
         PZ -  Polish Zloty
         SK -  Swedish Krona

(h) Securities with an aggregate market value of $2,589 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:
                                                            Unrealized
                                                  # of   Appreciation/
Type                                         Contracts  (Depreciation)
---------------------------------------------------------------------
10 Year EURO-Bond (06/2000)                        216            584
Government of Japan 10 Year Note (06/2000)         128          1,292
Eurodollar March Futures (03/2001)                 147            (33)
U.S. Treasury 10 Year Note (06/2000)                28            (77)
                                                               ------
                                                               $1,766
                                                               ======

(i) Swap agreements outstanding at March 31, 2000:

                                             Notional       Unrealized
Type                                           Amount     Appreciation
----------------------------------------------------------------------
Receive fixed rate equal to 6.949% and
pay floating rate based on 6 month LIBOR.

Broker: Merrill Lynch                        BP  4,500         $     6
Exp. 08/06/2003

(j) Subject to financing transaction.

(k) Reverse repurchase agreements were entered into March 27, 2000 paying interest at 6.05%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                         Maturity            Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 6.750%   09/20/2023          $4,514

                                                      See accompanying notes  33

Schedule of Investments
High Yield Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 83.8%
--------------------------------------------------------------------------------
Banking & Finance 7.9%
Amethyst Financial Co. Ltd.
        11.750% due 10/29/2001                            $     5,000  $   5,000
Arvin Capital
         9.500% due 02/01/2027                                 19,000     18,201
Bay View Capital Corp.
         9.125% due 08/15/2007                                  6,700      5,276
CMS Energy
        10.875% due 12/15/2004                                  1,250      1,200
Crown Castle International Corp.
        13.250% due 11/15/2007                                  2,250      1,564
DLJ Secured Loan Trust
        10.125% due 07/07/2007                                 10,000      9,850
Forest City Enterprises
         8.500% due 03/15/2008                                 12,350     11,053
Frontiervision LP
        11.000% due 10/15/2006                                  2,000      2,065
Fuji Bank
         9.870% due 12/31/2049 (b)                             36,000     35,820
General Motors Acceptance Corp.
         6.165% due 04/29/2002 (b)                                800        800
Golden State Holdings
         7.000% due 08/01/2003                                    205        189
         7.125% due 08/01/2005                                    870        770
Host Marriott LP
         8.375% due 02/15/2006                                  5,060      4,579
Mercury Finance Co.
        10.000% due 03/23/2001                                 37,200     36,084
        10.743% due 03/23/2001                                 21,350     20,710
Nextel Partners, Inc.
         0.000% due 02/01/2009 (c)                             17,750     11,360
Presidential Life Insurance Corp.
         7.875% due 02/15/2009                                 12,750     11,640
Project Orange Funding
        10.500% due 09/15/2007                                  2,806      2,722
Reliance Group Holdings
         9.000% due 11/15/2000                                  4,778      4,479
Stone Container Corp.
        11.500% due 08/15/2006                                  4,850      5,098
Sumitomo Bank Treasury Co.
         9.400% due 12/29/2049 (b)                             30,300     30,332
Telewest Credit Link
        10.875% due 02/07/2005                                  5,000      5,077
Trizec Finance Ltd.
        10.875% due 10/15/2005                                 17,461     17,548
Willis Corroon Corp.
         9.000% due 02/01/2009                                 13,700     10,207
                                                                      ----------
                                                                         251,624
                                                                      ==========
Industrials 67.9%
Abbey Healthcare Group
         9.500% due 11/01/2002                                 11,945     11,617
Adelphia Business Solution
        12.250% due 06/01/2004                                  6,500      6,760
Advanced Lighting
         8.000% due 03/15/2008                                 10,425      8,783
AEI Holding Co.
        10.500% due 12/15/2005                                 11,380      2,504
Agriculture Minerals & Chemicals
        10.750% due 09/30/2003                                  3,000      2,325
Airtrust
         0.000% due 06/01/2013                                 12,942      4,790
Allied Waste Industries, Inc.
         7.875% due 03/15/2005                                  2,000      1,813
Allied Waste North America, Inc.
         7.375% due 01/01/2004                                 15,100     12,986
         7.625% due 01/01/2006                                 19,525     16,108
         7.875% due 01/01/2009                                 15,250     12,200
American Airlines
        10.610% due 03/04/2010                                    650        740
American Axle & Manufacturing, Inc.
         9.750% due 03/01/2009                                  8,550      8,251
American Standard, Inc.
         7.125% due 02/15/2003                                    200        190
         7.375% due 02/01/2008                                  8,700      7,874
         9.250% due 12/01/2016                                  4,778      4,718
Amerigas Partners LP
        10.125% due 04/15/2007                                  3,000      3,060
Amphenol Corp.
         9.875% due 05/15/2007                                  7,095      7,271
Applied Power, Inc.
         8.750% due 04/01/2009                                 19,280     19,810
Archibald Candy Corp.
        10.250% due 07/01/2004                                  4,000      3,790
AT&T Canada, Inc.
        10.625% due 11/01/2008                                  9,600     10,718
Ball Corp.
         7.750% due 08/01/2006                                  8,750      8,247
         8.250% due 08/01/2008                                  7,600      7,030
Beckman Instruments, Inc.
         7.100% due 03/04/2003                                  5,031      4,810
         7.450% due 03/04/2008                                 16,470     15,226
Benedek Communications Corp.
         0.000% due 05/15/2006 (c)                              1,500      1,343
Beverly Enterprises, Inc.
         9.000% due 02/15/2006                                 18,075     15,545
Browning-Ferris Industries, Inc.
         6.100% due 01/15/2003                                  4,100      3,700
Buckeye Technologies, Inc.
         8.000% due 10/15/2010                                 10,129      9,268
Building Materials Corp.
         7.750% due 07/15/2005                                 15,967     14,171
         8.625% due 12/15/2006                                  1,235      1,167
         8.000% due 10/15/2007                                  2,067      1,798
         8.000% due 12/01/2008                                 23,250     20,053
Cadmus Communications Corp.
         9.750% due 06/01/2009                                  5,600      5,474
Call-Net Enterprises, Inc.
         8.000% due 08/15/2008                                  6,900      4,865
         9.375% due 05/15/2009                                  5,400      4,077
Canadian Forest Oil Ltd.
         8.750% due 09/15/2007                                  4,900      4,545
Century Communications Corp.
         9.500% due 08/15/2000                                    600        602
         0.000% due 03/15/2003                                 12,437      9,141
         8.750% due 10/01/2007                                  3,800      3,496
CF Cable TV, Inc.
         9.125% due 07/15/2007                                  9,000      9,557
Charter Communications Holding LLC
         8.250% due 04/01/2007                                 13,750     12,358
        10.000% due 04/01/2009                                 17,850     17,315
Chattem, Inc.
         8.875% due 04/01/2008                                  4,950      4,208
Circus Circus Enterprises
         6.750% due 07/15/2003                                 20,500     18,348
         9.250% due 12/01/2005                                  6,100      5,826
Clark R & M, Inc.
         8.375% due 11/15/2007                                  3,000      2,205
Clearnet Communications
         0.000% due 05/01/2009 (c)                              6,000      3,405
Columbus McKinnon
         8.500% due 04/01/2008                                 17,500     15,575
Consolidated Container
        10.125% due 07/15/2009                                  7,650      7,574
Container Corp. of America
         9.750% due 04/01/2003                                  1,000      1,010
        11.250% due 05/01/2004                                  3,770      3,845
Continental Cablevision
         9.500% due 08/01/2013                                 10,000     10,908
Cross Timbers Oil Co.
         9.250% due 04/01/2007                                  4,440      4,218

34  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
CSC Holdings, Inc.
         9.250% due 11/01/2005                           $      1,000  $   1,005
         9.875% due 05/15/2006                                    850        869
         7.875% due 12/15/2007                                    100         97
         7.250% due 07/15/2008                                     50         46
         9.875% due 02/15/2013                                  6,100      6,222
         7.875% due 02/15/2018                                  9,000      8,418
         9.875% due 04/01/2023                                  4,037      4,118
Cumberland Farms
        10.500% due 10/01/2003                                  5,906      5,581
Dade International, Inc.
        11.125% due 05/01/2006                                  1,400      1,330
Delta Air Lines, Inc.
        10.790% due 03/26/2014                                  2,264      2,472
Diamond Cable Communication Co.
        13.250% due 09/30/2004                                  2,000      2,130
         0.000% due 12/15/2005 (b)(c)                          10,000      9,400
Diamond Cable Communications Co.
        10.750% due 02/15/2007                                 10,100      7,777
Dunlop Stand Aerospace Holdings
        11.875% due 05/15/2009                                  3,900      3,959
Echostar Communications Corp.
         9.250% due 02/01/2006                                 33,687     32,508
         9.375% due 02/01/2009                                  6,875      6,669
Embotelladora Arica SA
         9.875% due 03/15/2006                                 22,000     22,777
Emmis Communications Corp.
         8.125% due 03/15/2009                                  7,750      7,245
Energis PLC
         9.750% due 06/15/2009                                  7,500      7,463
Extended Stay America
         9.150% due 03/15/2008                                 11,500     10,293
Extendicare Health Services
         9.350% due 12/15/2007                                  5,950      3,273
EZ Communication, Inc.
         9.750% due 12/01/2005                                  2,500      2,653
Federal-Mogul Corp.
         7.500% due 07/01/2004                                 29,000     25,175
         7.375% due 01/15/2006                                    150        122
         7.750% due 07/01/2006                                 11,350      9,293
Ferrellgas Partners LP
         9.375% due 06/15/2006                                 14,436     14,147
Fisher Scientific International
         7.125% due 12/15/2005                                 13,750     11,963
         9.000% due 02/01/2008                                 36,795     33,666
Flag Telecom Holding Ltd.
        11.625% due 03/30/2010                                 20,200     19,190
Focal Communications
        11.875% due 01/15/2010                                  3,400      3,434
Forest Oil Corp.
        10.500% due 01/15/2006                                  3,585      3,639
Fox/Liberty Networks LLC
         0.000% due 08/15/2007 (c)                              9,750      7,849
Fred Meyer, Inc.
         7.450% due 03/01/2008                                    400        387
Garden State Newspapers
         8.750% due 10/01/2009                                 22,428     20,073
         8.625% due 07/01/2011                                  8,900      7,821
Georgia Gulf Corp.
         7.625% due 11/15/2005                                  1,250      1,189
Global Crossing Ltd.
         6.000% due 10/15/2003                                 10,085      9,348
Globalstar LP
        11.375% due 02/15/2004                                    100         38
        11.250% due 06/15/2004                                  1,500        570
Globe Telecom
        13.000% due 08/01/2009                                  5,100      5,636
Golden Northwest Aluminum
        12.000% due 12/15/2006                                  2,850      2,978
Grupo Televisa SA
        11.375% due 05/15/2003                                  1,300      1,443
        11.875% due 05/15/2006                                    500        593
        13.250% due 05/15/2008 (c)                              6,475      6,394
Gulf Canada Resources
         9.250% due 01/15/2004                                 10,975     11,095
         9.625% due 07/01/2005                                  1,680      1,684
         8.375% due 11/15/2005                                  4,000      3,900
Harnischfeger Industrial, Inc.
         8.900% due 03/01/2022                                  4,300      1,828
         7.250% due 12/15/2025                                  7,500      3,188
Harrahs Operating Co., Inc.
         7.875% due 12/15/2005                                  5,400      5,022
         7.500% due 01/15/2009                                 20,675     19,111
HMH Properties, Inc.
         7.875% due 08/01/2005                                 24,270     21,449
         8.450% due 12/01/2008                                  6,350      5,548
Hollinger International Publishing
         9.250% due 02/01/2006                                  4,400      4,136
Holmes Products Corp.
         9.875% due 11/15/2007                                  2,950      2,080
Horseshoe Gaming Holding
         8.625% due 05/15/2009                                 21,200     19,504
HS Resources, Inc.
         9.875% due 12/01/2003                                  1,000        990
         9.250% due 11/15/2006                                  5,250      5,053
Huntsman Corp.
         9.500% due 07/01/2007                                 12,700     11,398
Huntsman Packaging Corp.
         9.125% due 10/01/2007                                  9,550      9,073
Impsat Corp.
        12.375% due 06/15/2008                                 10,900      9,565
Intermedia Communications, Inc.
         0.000% due 05/15/2006 (c)                             31,535     29,564
International Game Technology
         7.875% due 05/15/2004                                 14,700     13,781
         8.375% due 05/15/2009                                 14,000     12,810
ISP Holdings, Inc.
         9.750% due 02/15/2002                                    250        238
         9.000% due 10/15/2003                                 22,370     21,531
ITC Deltacom, Inc.
        11.000% due 06/01/2007                                  5,385      5,573
ITT Corp.
         6.250% due 11/15/2000                                  1,500      1,477
J Seagram & Sons
         6.526% due 04/10/2000 (b)                              1,900      1,872
J.Q. Hammons Hotels
         8.875% due 02/15/2004                                  3,200      2,848
Jones Intercable, Inc.
         8.875% due 04/01/2007                                  5,060      5,277
JPS Automotive Products
        11.125% due 06/15/2001                                  6,500      6,663
Jupiters Ltd.
         8.500% due 03/01/2006                                 12,600     11,750
K Mart Corp.
        12.350% due 01/01/2008                                  4,026      4,061
         8.800% due 07/01/2010                                  1,250      1,198
         9.350% due 01/02/2020                                 14,911     13,688
         9.780% due 01/05/2020                                  9,575      9,832
K-III Communications Co.
         8.500% due 02/01/2006                                  9,940      9,493
KPNQWest BV
         8.125% due 06/01/2009                                 32,000     30,880
L-3 Communications Corp.
        10.375% due 05/01/2007                                  6,450      6,433
Lear Corp.
         8.250% due 02/01/2002                                  6,410      6,282
Lenfest Communications
         8.375% due 11/01/2005                                 10,650     11,095
        10.500% due 06/15/2006                                    525        587
Level 3 Communications, Inc.
        11.000% due 03/15/2008                                  5,500      5,280
         9.125% due 05/01/2008                                 31,450     27,126
Levi Strauss & Co.
         6.800% due 11/01/2003                                 27,350     18,051
Leviathan Gas Corp.
        10.375% due 06/01/2009                                  2,925      2,998

                                                       See accompanying notes 35

High Yield Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Lin Holdings Corp.
         0.000% due 03/01/2008 (b)                       $     19,250  $  11,887
Lin Television Corp.
         8.375% due 03/01/2008                                  9,300      8,091
Lyondell Chemical Co.
         9.625% due 05/01/2007                                 28,150     26,883
Magnum Hunter Resources, Inc.
        10.000% due 06/01/2007                                  1,900      1,682
Mail-Well Corp.
         8.750% due 12/15/2008                                 20,030     17,526
Mark IV Industries, Inc.
         7.500% due 09/01/2007                                  6,730      6,190
Market Hub Partners
         8.250% due 03/01/2008                                 11,580     10,712
Marsh Supermarkets, Inc.
         8.875% due 08/01/2007                                  9,500      8,835
McDermott, Inc.
         9.375% due 03/15/2002                                  4,955      4,494
McLeodUSA, Inc.
         0.000% due 03/01/2007 (c)                             43,325     34,118
         8.375% due 03/15/2008                                  5,100      4,590
         9.500% due 11/01/2008                                 13,625     13,080
         8.125% due 02/15/2009                                  4,837      4,281
Metromedia Fiber Network, Inc.
        10.000% due 11/15/2008                                 14,795     14,129
        10.000% due 12/15/2009                                 15,100     14,477
Metronet Communications
         0.000% due 06/15/2008 (c)                             16,475     13,156
MGM Grand, Inc.
         6.950% due 02/01/2005                                 31,170     28,643
MJD Communications, Inc.
         9.500% due 05/01/2008                                  7,875      7,324
Navistar International Corp.
         8.000% due 02/01/2008                                  2,023      1,886
Newpark Resources, Inc.
         8.625% due 12/15/2007                                  4,050      3,503
Nextel Communications
         9.375% due 11/15/2009                                 51,250     47,406
Nextlink Communications, Inc.
        10.750% due 06/01/2009                                 11,425     10,968
NL Industries, Inc.
        11.750% due 10/15/2003                                  1,950      2,021
Nortek, Inc.
         9.875% due 03/01/2004                                  2,205      2,078
         8.875% due 08/01/2008                                  1,500      1,350
NTL, Inc.
        12.750% due 04/15/2005                                    700        711
         0.000% due 02/01/2006 (c)                             21,350     19,749
        11.500% due 10/01/2008                                  7,400      7,622
Nuevo Grupo Iuscell
        10.000% due 07/15/2004                                  1,000        983
Octel Developments PLC
        10.000% due 05/01/2006                                    900        878
Orion Network Systems, Inc.
         0.000% due 01/15/2007 (c)                             23,100     10,742
        11.250% due 01/15/2007                                 14,625      9,872
P&L Coal Holdings
         8.875% due 05/15/2008                                 28,800     26,136
Packaging Corp. of America
         9.625% due 04/01/2009                                  9,525      9,430
Packard Bioscience Co.
         9.375% due 03/01/2007                                  4,350      3,893
Perry-Judd
        10.625% due 12/15/2007                                  4,270      3,277
Petroleos Mexicanos
         8.402% due 07/15/2005 (b)                              8,600      8,493
         9.375% due 12/02/2008                                  8,000      8,220
Pharmerica, Inc.
         8.375% due 04/01/2008                                 15,650      9,547
Phar-Mor, Inc.
        11.720% due 09/11/2002                                  7,005      5,989
Physician Sales and Service, Inc.
         8.500% due 10/01/2007                                  9,250      8,556
Piedmont Aviation
        10.250% due 03/28/2005                                    821        820
Pioneer National Resources
         8.875% due 04/15/2005                                 20,100     20,062
         8.250% due 08/15/2007                                  5,750      5,536
         6.500% due 01/15/2008                                  6,950      5,997
Players International, Inc.
        10.875% due 04/15/2005                                    250        261
Polymer Group, Inc.
         9.000% due 07/01/2007                                 19,278     16,868
         8.750% due 03/01/2008                                 12,950     11,461
Price Communications Wireless, Inc.
         9.125% due 12/15/2006                                  2,125      2,072
Pride International, Inc.
         9.375% due 05/01/2007                                  3,100      2,984
Primedia, Inc.
        10.250% due 06/01/2004                                  4,000      4,100
         7.625% due 04/01/2008                                  8,250      7,466
Qwest Communications International, Inc.
         0.000% due 10/15/2007 (c)                             13,040     10,631
         0.000% due 02/01/2008 (c)                             10,550      8,176
R & B Falcon Corp.
         6.500% due 04/15/2003                                  7,500      6,863
         9.250% due 04/15/2005                                  2,500      2,188
R.H. Donnelly, Inc.
         9.125% due 06/01/2008                                  5,175      4,942
Racers
         8.375% due 10/01/2007                                 22,042     20,004
Renaissance Media Group
         0.000% due 04/15/2008 (c)                             21,250     14,131
Rogers Cablesystems Ltd.
        10.000% due 03/15/2005                                  4,000      4,180
Rogers Cantel Mobile Communications, Inc.
         9.375% due 06/01/2008                                 23,250     23,657
Rogers Cantel, Inc.
         8.800% due 10/01/2007                                  1,350      1,316
         8.300% due 10/01/2007                                    287        291
Safety-Kleen Services
         9.250% due 06/01/2008                                 29,475      3,979
         9.250% due 05/15/2009                                 15,000      1,350
Salem Communications
         9.500% due 10/01/2007                                  5,400      5,049
Satelites Mexicanos
        10.030% due 06/30/2004 (b)                              7,881      6,502
        10.125% due 11/01/2004                                  1,500      1,189
SC International Services, Inc.
         9.250% due 09/01/2007                                 19,450     18,040
Scotia Pacific Co. LLC
         7.710% due 01/20/2014                                    180        150
Sequa Corp.
         9.000% due 08/01/2009                                  7,550      7,040
Silgan Holdings, Inc.
         9.000% due 06/01/2009                                 16,683     15,682
Smithfield Foods
         7.625% due 02/15/2008                                  5,950      5,176
Smith's Food & Drug Centers, Inc.
         8.640% due 07/02/2012                                  8,815      9,170
         9.200% due 07/02/2018                                  7,250      7,613
Station Casinos, Inc.
        10.125% due 03/15/2006                                  2,000      2,015
         9.750% due 04/15/2007                                  6,850      6,730
         8.875% due 12/01/2008                                  4,000      3,700
Sterling Chemicals, Inc.
        12.375% due 07/15/2006                                 10,500     10,763
Stone Container Corp.
         9.875% due 02/01/2001                                  2,000      2,008
        10.750% due 10/01/2002                                 10,150     10,289
        11.500% due 10/01/2004                                  2,000      2,093
Telewest Communications plc
         9.625% due 10/01/2006                                 11,250     10,913
         0.000% due 10/01/2007 (b)(c)                          10,949     10,291
         9.250% due 04/15/2009                                 20,500     11,993
         9.875% due 02/01/2010                                  6,750      6,640

36  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Tenet Healthcare Corp.
         7.875% due 01/15/2003                           $      1,000  $     963
         8.625% due 12/01/2003                                  1,500      1,471
         8.000% due 01/15/2005                                  6,595      6,265
         8.625% due 01/15/2007                                  3,500      3,325
         7.625% due 06/01/2008                                 20,090     17,982
TFM SA de CV
         0.000% due 06/15/2009 (c)                              7,800      5,480
Tierra Industries
        10.500% due 06/15/2005                                  2,000      1,500
Total Renal Care Holdings
         7.000% due 05/15/2009                                 20,100     11,759
Trans-Resources, Inc.
         0.000% due 03/15/2008 (c)                              5,250      1,286
        10.750% due 03/15/2008                                 14,650      8,863
Triad Hospitals, Inc.
        11.000% due 05/15/2009                                  2,595      2,614
TV Guide, Inc.
         8.125% due 03/01/2009                                 18,223     18,041
U.S. Air, Inc.
         9.625% due 09/01/2003                                 16,083     14,860
         9.330% due 01/01/2006                                  5,411      5,633
Unisys Corp.
        12.000% due 04/15/2003                                  3,937      4,176
         7.875% due 04/01/2008                                  4,000      3,800
United Defense Industry, Inc.
         8.750% due 11/15/2007                                  4,000      3,710
United Pan-Europe Communications NV
        10.650% due 11/01/2007                                 11,500     10,753
         0.000% due 02/01/2009 (c)                              6,690      4,047
        10.875% due 08/01/2009                                 14,300     13,228
        13.750% due 02/01/2010                                  8,500      4,293
Vectura Group, Inc.
        10.250% due 06/30/2008                                    275        235
Vintage Petroleum
         9.000% due 12/15/2005                                 10,490     10,202
         9.750% due 06/30/2009                                  6,350      6,317
Voicestream Wireless Corp.
        10.375% due 11/15/2009                                  9,200      9,200
Western Gas Resources, Inc.
        10.000% due 06/15/2009                                  7,100      7,207
Westinghouse Air Brake
         9.375% due 06/15/2005                                  4,685      4,580
Westpoint Stevens, Inc.
         7.875% due 06/15/2005                                  6,000      5,270
         7.875% due 06/15/2008                                 17,450     14,638
Williams Communications Group, Inc.
         6.540% due 11/15/2001                                  6,100      6,100
        10.700% due 10/01/2007                                  4,600      4,606
        10.875% due 10/01/2009                                  5,750      5,707
World Color Press, Inc.
         8.375% due 11/15/2008                                 13,650     13,659
         7.750% due 02/15/2009                                  3,750      3,595
Worldwide Fiber, Inc.
        12.000% due 08/01/2009                                  7,250      6,888
Young Broadcasting, Inc.
         9.000% due 01/15/2006                                 20,200     18,281
         8.750% due 06/15/2007                                  4,510      3,969
                                                                      ----------
                                                                       2,153,775
                                                                      ==========
Utilities 8.0%
AES Corp.
        10.250% due 07/15/2006                                  6,264      6,106
         8.500% due 11/01/2007                                  7,300      6,423
         9.500% due 06/01/2009                                  1,350      1,303
Alestra SA
        12.125% due 05/15/2006                                 12,100     12,130
Azurix Corporation
        10.375% due 02/15/2007                                 22,350     22,350
Bayan Telecommunications
        13.500% due 07/15/2006                                  2,000      1,690
Beaver Valley Funding Corp.
         9.000% due 06/01/2017                                 29,800     30,440
Calpine Corp.
         9.250% due 02/01/2004                                 13,000     13,098
        15.000% due 03/15/2004                                 10,000     11,035
         7.625% due 04/15/2006                                  4,500      4,185
         8.750% due 07/15/2007                                 15,600     15,553
         7.875% due 04/01/2008                                  8,287      7,800
         7.750% due 04/15/2009                                    800        743
Chesapeake Energy Corp.
         9.625% due 05/01/2005                                  1,000        933
CMS Energy
         8.125% due 05/15/2002                                  4,537      4,473
         7.000% due 01/15/2005                                  9,500      8,682
Flag Ltd.
         8.250% due 01/30/2008                                 19,212     17,099
ITC Deltacom, Inc.
         8.875% due 03/01/2008                                 13,300     12,552
L-3 Communication Corp.
         8.500% due 05/15/2008                                    400        359
Mastec, Inc.
         7.750% due 02/01/2008                                  7,250      6,688
MJD Communications, Inc.
        10.321% due 05/01/2008 (b)                              4,500      4,336
Nextlink Communications, Inc.
        10.500% due 12/01/2009                                 10,000      9,525
Philippine Long Distance Telephone Co.
        10.500% due 04/15/2009                                 11,550     11,384
Qwest Communications International, Inc.
         7.500% due 11/01/2008                                  7,500      7,290
Rural Cellular Corp.
         9.625% due 05/15/2008                                 12,300     11,870
Telekomunikacja Polska SA
         7.750% due 12/10/2008                                 13,950     13,542
Telewest Communication PLC
        11.250% due 11/01/2008                                  1,000      1,025
Wilmington Trust Co. - Tucson Electric
        10.211% due 01/01/2009 (d)                                500        515
        10.732% due 01/01/2013 (d)                              8,866      9,162
                                                                      ----------
                                                                         252,291
                                                                      ----------
Total Corporate Bonds & Notes                                          2,657,690
(Cost $2,910,616)                                                     ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.0%
--------------------------------------------------------------------------------
Hawaii 0.0%
Hawaii State Airports System Revenue,
(MBIA Insured), Series 1991
         7.875% due 08/01/2008                                  1,000        848
                                                                      ----------

Total Municipal Bonds & Notes                                                848
(Cost $872)                                                           ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 2.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 1.3%
Asset Securitization Corp.
         7.384% due 08/13/2029                                  1,500      1,413
Federal Deposit Insurance Corp.
         7.064% due 11/25/2026 (b)                                400        352
Green Tree Financial Corp.
         8.000% due 07/15/2018                                  7,000      6,490
LTC Commercial Corp.
         7.970% due 04/15/2028                                  5,062      4,687
NationsBanc Mortgage Capital Corp.
         8.035% due 05/25/2028 (b)                              3,835      2,699
NationsLink Funding Corp.
         7.105% due 01/20/2013                                 10,500      7,796
Red Mountain Funding Corp.
         9.150% due 11/28/2027                                  5,727      4,628
Resolution Trust Corp.
         9.050% due 08/25/2023                                     14         14
         6.900% due 02/25/2027                                  6,213      5,660
         7.000% due 05/25/2027                                  5,862      5,776
                                                                      ----------
                                                                          39,515
                                                                      ==========

                                                       See accompanying notes 37

High Yield Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Other Mortgage-Backed Securities 1.2%
LTC Commercial Corp.
         9.200% due 08/04/2023                           $      3,235 $    3,288
Resolution Trust Corp.
         7.408% due 09/25/2020 (b)                                253        238
Sasco Floating Rate Commercial Mortgage
         6.364% due 04/25/2003 (b)                             34,800     32,196
Structured Asset Securities Corp.
         7.050% due 11/25/2007                                  4,000      3,571
                                                                      ----------
                                                                          39,293
                                                                      ==========
Stripped Mortgage-Backed Securities 0.1%
Federal National Mortgage Association (IO)
         6.000% due 07/25/2005                                    222          2
         7.000% due 07/25/2008                                  2,832        351
         6.500% due 06/25/2017                                    686         21
         7.000% due 04/25/2019                                 12,000      1,062
         7.000% due 12/25/2021                                  4,325        527
Fund America (IO)
         9.590% due 10/20/2021                                      7         18
                                                                      ----------
                                                                           1,981
                                                                      ----------
Total Mortgage-Backed Securities                                          80,789
(Cost $83,023)                                                        ==========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.0%
--------------------------------------------------------------------------------
Airplanes Pass Through Trust
        10.875% due 03/15/2019                                 28,256     23,914
AM-FM, Inc.
         8.750% due 06/15/2007                                  5,650      5,650
        12.750% due 02/01/2009                                  5,550      4,967
Amresco Residential Securities Mortgage Loan Trust
         7.875% due 09/25/2028 (b)                              4,250      4,091
Apria Healthcare Group, Inc.
         9.640% due 08/09/2001                                  4,683      4,577
Charter Commercial Holdings LLC
         8.540% due 03/31/2008                                  2,297      2,278
         8.580% due 03/31/2008                                  2,703      2,680
Columbia/HCA Healthcare
         6.125% due 12/15/2000                                  2,000      1,965
         7.880% due 09/15/2001                                 20,000     19,649
         6.910% due 06/15/2005                                  1,250      1,134
         7.000% due 07/01/2007                                  3,350      2,954
         8.360% due 04/15/2024                                  6,000      5,517
         6.730% due 07/15/2045                                  5,000      4,635
Conseco Finance
         9.300% due 10/15/2030                                 10,000     10,094
Crown Castle
         8.840% due 03/31/2008                                  3,000      2,995
Huntsman Corp.
         8.830% due 12/31/2005                                  3,000      2,993
Jefferson Smurfit
         9.375% due 03/31/2006                                    756        756
Lyondell Petroleum
         9.613% due 12/31/2003 (b)                             18,810     18,959
Morgan Stanley Aircraft Finance
         8.700% due 03/15/2023                                 21,750     18,957
Rural Cellular Corp.
         8.989% due 10/30/2008                                  2,500      2,489
         9.239% due 04/30/2009                                  2,500      2,489
Stone Container Corp.
         9.383% due 10/01/2005                                    710        709
         9.633% due 10/01/2005                                  1,290      1,288
TFM SA de CV
        10.220% due 06/30/2003 (b)                              3,591      3,515
Triad Hospitals, Inc.
         9.950% due 12/31/2005 (b)                              1,975      1,973
        10.120% due 12/31/2005                                  7,950      7,941
                                                                      ----------
Total Asset-Backed Securities                                            159,169
(Cost $168,071)                                                       ==========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.4%
--------------------------------------------------------------------------------
United Mexican States
         9.875% due 02/01/2010                                 10,000     10,600
                                                                      ----------
Total Sovereign Issues                                                    10,600
(Cost $9,957)                                                         ==========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 1.0%
--------------------------------------------------------------------------------
Industrial 1.0%
Hercules Trust VI
         8.625% due 12/29/2000 (b)                             25,550     25,543
Pride International, Inc.
         0.000% due 04/24/2018                                 11,750      5,301
                                                                      ----------
Total Convertible Bonds & Notes                                           30,844
(Cost $29,141)                                                        ==========

--------------------------------------------------------------------------------
PREFERRED STOCK 3.2%
--------------------------------------------------------------------------------
                                                               Shares
CSC Holdings, Inc.
        11.125% due 04/02/2008                                188,674     20,283
Fresenius Medical Care
         7.875% due 02/01/2008                                 43,400     38,679
         9.000% due 12/01/2006                                 29,995     28,495
Newscorp Overseas Ltd.
         8.625% due 12/31/2049                                133,200      2,614
Primedia, Inc.
         9.200% due 11/01/2009                                 70,000      6,317
         8.625% due 04/01/2010                                 50,000      4,313
Sig Capital Trust
         9.500% due 08/15/2027                                  7,000      1,593
                                                                      ----------
Total Preferred Stock                                                    102,294
(Cost $117,760)                                                       ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.1%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                               (000s)

Commercial Paper 2.1%
Abbott Laboratories
         6.500% due 01/26/2001                           $      6,500      6,468
Province of British Columbia
         6.100% due 06/01/2000                                  2,700      2,672
Dominion Residential, Inc.
         6.150% due 05/01/2000                                 13,700     13,634
Exxon Mobil
         6.050% due 04/14/2000                                 14,000     13,974
Heinz Corp.
         6.050% due 05/03/2000                                  1,600      1,592
         6.050% due 05/17/2000                                  3,600      3,573
Motorola, Inc.
         6.090% due 06/30/2000                                 13,500     13,294
Oesterreich Konterbank
         6.080% due 06/15/2000                                  6,200      6,120
Reseau Ferre De France
         6.120% due 05/30/2000                                  1,600      1,584
         6.120% due 06/05/2000                                  3,000      2,968
Xerox Credit Corp.
         6.090% due 06/06/2000                                  1,000        989
                                                                      ----------

Total Short-Term Instruments                                              66,868
(Cost $66,880)                                                        ==========

Total Investments (a) 98.1%                                           $3,109,102
(Cost $3,386,320)

Other Assets and Liabilities (Net) 1.9%                                   61,291
                                                                      ----------

Net Assets 100.0%                                                     $3,170,393
                                                                      ==========

38  See accompanying notes

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $3,387,281 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $  15,845

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (294,024)
                                                                      ---------

Unrealized depreciation-net                                           $(278,179)
                                                                      =========

(b) Variable rate security. The rate listed is as of March 31, 2000.

(c) Security becomes interest bearing at a future date.

(d) Restricted security.

                                                      See accompanying notes  39

Schedule of Investments
Low Duration Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 58.7%
--------------------------------------------------------------------------------
Banking & Finance 31.0%
American General Finance
   6.875% due 12/14/2001                                     $ 25,000   $ 24,765
Aristar, Inc.
   7.375% due 09/01/2004                                       19,000     18,796
Associates Corp. of North America
   6.210% due 08/27/2001 (d)                                    1,000      1,000
   6.875% due 06/20/2002                                       20,000     19,711
   6.950% due 08/01/2002                                        1,000        990
AT&T Capital Corp.
   7.500% due 11/15/2000                                        6,200      6,218
   6.310% due 04/23/2002 (d)                                   10,000     10,028
Banc One Corp.
   7.250% due 08/01/2002                                          500        498
Banco Latinoamericano SA
   6.750% due 03/01/2001                                        1,300      1,284
Banco Nacional de Comercio Exterior
   7.250% due 02/02/2004                                        1,800      1,719
BankAmerica Corp.
   7.200% due 09/15/2002                                          100         99
   7.875% due 12/01/2002                                          100        101
Bear Stearns Co., Inc.
   6.750% due 08/15/2000                                        5,000      4,994
   6.740% due 06/28/2001 (d)                                    2,000      2,005
   6.510% due 12/16/2002 (d)                                   21,000     20,999
   6.125% due 02/01/2003                                        3,000      2,885
   6.596% due 03/28/2003 (d)                                    8,600      8,605
   6.200% due 03/30/2003                                        9,700      9,325
   6.521% due 06/01/2004 (d)                                    3,000      3,011
Beneficial Corp.
   6.110% due 01/09/2002 (d)                                   10,000     10,034
   6.650% due 09/12/2002                                        5,000      4,911
   6.575% due 12/16/2002                                        5,440      5,320
Bombardier Capital, Inc.
   6.000% due 01/15/2002                                       10,000      9,724
   7.500% due 08/15/2004                                        1,000        989
Capital One Bank
   6.280% due 02/20/2001                                        6,500      6,444
   7.000% due 04/30/2001                                          300        299
Case Credit Corp.
   5.910% due 02/19/2001                                        4,000      3,949
   5.850% due 02/20/2001 (d)                                   63,000     62,161
   5.930% due 02/26/2001                                        5,000      4,935
   6.393% due 08/01/2001 (d)                                    4,750      4,743
Caterpillar Financial Service Corp.
   6.875% due 08/01/2004                                        1,000        975
Chase Manhattan Corp.
   5.560% due 10/13/2000 (d)                                    7,500      7,512
   5.500% due 02/15/2001                                        1,000        986
Chrysler Financial Co. LLC
   5.850% due 01/26/2001                                        5,000      4,955
   6.144% due 08/08/2002 (d)                                    8,000      8,007
CIT Group, Inc.
   6.200% due 10/20/2000                                       17,300     17,231
   5.875% due 06/18/2001                                       19,400     19,083
Credit Asset Receivable
   6.274% due 10/31/2003                                       37,439     36,592
Export-Import Bank Korea
   6.500% due 11/15/2006                                        6,700      6,385
Finova Capital Corp.
   6.450% due 06/01/2000                                       12,200     12,183
   6.270% due 09/29/2000                                        2,700      2,681
First Security Corp.
   7.701% due 06/01/2005 (d)                                    4,600      4,600
Ford Motor Credit Corp.
   6.341% due 03/19/2002 (d)                                   18,857     18,907
   6.300% due 07/16/2002 (d)                                      100        100
   6.520% due 08/12/2002                                       13,000     12,744
   6.330% due 03/17/2003 (d)                                    3,000      3,000
   6.125% due 04/28/2003                                       14,000     13,494
General Motors Acceptance Corp.
   7.125% due 05/01/2001                                       15,000     14,987
   6.211% due 09/19/2001 (d)                                    5,000      5,009
   6.230% due 12/10/2001 (d)                                    7,400      7,396
   6.165% due 04/29/2002 (d)                                    2,000      2,001
   6.199% due 11/12/2002 (d)                                   17,400     17,367
   6.299% due 11/12/2002 (d)                                   63,520     63,605
   5.875% due 01/22/2003                                          500        480
   6.681% due 07/20/2003 (d)                                   14,934     14,920
   6.251% due 04/05/2004 (d)                                      700        698
Goldman Sachs Group
   6.200% due 12/15/2000                                        1,000        995
Great Western Financial
   8.600% due 02/01/2002                                        4,000      4,049
Heller Financial, Inc.
   6.435% due 08/08/2000                                        2,500      2,496
   6.300% due 04/28/2003 (d)                                   20,000     19,919
Hitachi Credit America
   6.100% due 04/24/2001                                       25,000     24,777
Household Finance Corp.
   6.490% due 04/09/2001                                       20,000     19,856
   6.125% due 07/15/2002                                       10,000      9,726
   7.625% due 01/15/2003                                       10,849     10,837
   6.125% due 02/27/2003                                        1,500      1,437
   6.506% due 06/24/2003 (d)                                    1,500      1,499
Industrial Bank of Korea
   8.375% due 09/30/2002                                        5,000      4,980
Key Bank NA
   6.052% due 04/24/2003                                       12,900     12,425
Korea Development Bank
   7.125% due 09/17/2001                                       11,900     11,767
   7.900% due 02/01/2002                                        1,300      1,296
   7.625% due 10/01/2002                                       18,500     18,244
   8.008% due 06/16/2003 (d)                                    3,500      3,430
   6.625% due 11/21/2003                                       20,300     19,251
   7.125% due 04/22/2004                                        1,800      1,729
   7.375% due 09/17/2004                                        1,200      1,161
Korean Export-Import Bank
   6.500% due 02/10/2002                                        7,200      6,987
   7.100% due 03/15/2007                                        3,200      3,160
Lehman Brothers Holdings, Inc.
   6.138% due 06/01/2001 (d)                                    1,500      1,500
   6.904% due 04/02/2002 (d)                                    2,000      2,012
   6.375% due 05/07/2002                                       28,345     27,667
   6.798% due 05/07/2002 (d)                                    5,000      5,018
   6.690% due 12/12/2002 (d)                                    1,500      1,504
   6.690% due 04/04/2003 (d)                                    7,900      8,016
   7.000% due 05/15/2003                                        3,600      3,531
Marsh & McLennan Co., Inc.
   6.625% due 06/15/2004                                        1,000        967
MBNA America Bank NA
   6.000% due 12/26/2000                                        5,000      4,952
   6.875% due 07/15/2004                                        1,900      1,837
Mercury Finance Co.
  10.000% due 03/23/2001                                        4,400      4,268
Merrill Lynch & Co.
   6.250% due 07/25/2000                                        2,150      2,149
   6.298% due 09/25/2000 (d)                                    2,100      2,102
   6.234% due 09/30/2000 (d)                                    8,558      8,553
   6.000% due 01/15/2001                                        1,336      1,324
   6.710% due 11/26/2001 (d)                                  115,000    114,969
   6.140% due 01/15/2002 (d)                                    5,000      4,954
   6.508% due 02/08/2002 (d)                                   25,000     25,065
   6.300% due 02/04/2003 (d)                                   23,000     22,701
   6.130% due 04/07/2003                                        7,770      7,491
Mexico Credit Link
  11.384% due 02/22/2002 (d)                                    5,000      5,035
Morgan Stanley, Dean Witter, Discover and Co.
   6.328% due 03/11/2003 (d)                                    5,000      4,985
PNC Bank Corp.
   6.224% due 01/24/2002 (d)                                   20,000     19,981
Popular North American, Inc.
   6.875% due 06/15/2001                                        5,000      4,950
   7.375% due 09/15/2001                                       20,000     19,884

40  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Popular, Inc.
   6.200% due 04/30/2001                                     $  1,000   $    984
Prudential Funding Corp.
   6.240% due 10/02/2000 (d)                                    5,000      5,008
Rothmans Holdings
   6.500% due 05/06/2003                                       14,000     13,327
Salomon, Inc.
   7.500% due 02/01/2003                                        3,000      3,001
Salomon, Smith Barney Holdings
   3.650% due 02/14/2002 (f)(h)                                 1,064      1,045
   6.279% due 05/14/2002 (d)                                   25,150     25,113
   6.320% due 07/23/2002 (d)                                    5,100      5,094
Security Pacific Corp.
  11.500% due 11/15/2000                                        3,850      3,953
Seismic Ltd.
  10.790% due 01/01/2002 (d)                                   10,000     10,000
SGE Associates
   8.070% due 07/20/2000                                        3,249      3,250
Spieker Properties
   6.650% due 12/15/2000                                        5,070      5,028
   6.800% due 05/01/2004                                        2,000      1,895
Toyota Motor Credit Corp.
   5.707% due 02/15/2002                                       11,600     11,299
Transamerica Finance Corp.
   6.125% due 11/01/2001                                        5,000      4,895
   5.920% due 03/29/2002                                       52,050     50,423
Travelers Group, Inc.
   7.250% due 05/01/2001                                        3,700      3,700
   7.300% due 05/15/2002                                       15,000     14,964
Wachovia Corp.
   6.805% due 05/02/2005 (d)                                    8,000      8,000
Wells Fargo Co.
   6.750% due 05/12/2000                                        1,000      1,000
   6.780% due 05/02/2005 (d)                                   32,700     32,700
                                                                    ------------
                                                                       1,236,555
                                                                    ============
Industrials 14.2%
Allied Waste North America, Inc.
   7.375% due 01/01/2004                                        5,000      4,300
AMR Corp.
   9.910% due 03/01/2001                                        2,500      2,555
   9.440% due 05/15/2001                                        5,000      5,094
   9.125% due 10/24/2001                                        1,000      1,019
Boise Cascade Co.
   9.850% due 06/15/2002                                        3,000      3,081
Burlington North Santa Fe
   6.050% due 03/15/2001                                        2,000      1,972
Case Credit Corp.
   6.318% due 05/05/2000 (d)                                   17,750     17,752
Century Communications Corp.
   0.000% due 03/15/2003                                        5,250      3,859
Coastal Corp.
   6.569% due 03/06/2002 (d)                                   32,200     32,200
Container Corp. of America
  11.250% due 05/01/2004                                        7,500      7,650
Crown Cork & Seal
   7.125% due 09/01/2002                                       33,000     32,159
CSX Corp.
   9.500% due 08/01/2000                                          380        382
Delta Air Lines, Inc.
   9.875% due 05/15/2000                                        4,100      4,110
   9.800% due 12/16/2000                                          250        252
   8.500% due 09/15/2001                                          205        207
Dillards, Inc.
   6.080% due 08/01/2000                                        5,000      4,962
Eastman Chemical Co.
   6.375% due 01/15/2004                                          250        237
Electric Lightwave, Inc.
   6.050% due 05/15/2004                                        3,000      2,859
EZ Communication, Inc.
   9.750% due 12/01/2005                                        5,000      5,305
Federal-Mogul Corp.
   7.500% due 07/01/2004                                       28,600     24,828
Ford Motor Co.
   9.000% due 09/15/2001                                          500        511
Fred Meyer, Inc.
   7.150% due 03/01/2003                                       13,500     13,209
Global Crossing Ltd.
   6.000% due 10/15/2003                                        5,000      4,634
Gold Eagle
   9.003% due 04/16/2001                                       20,000     19,976
Grupo Televisa SA
  13.250% due 05/15/2008 (i)                                    5,850      5,777
Hertz Corp.
   6.625% due 07/15/2000                                          100        100
HMH Properties, Inc.
   7.875% due 08/01/2005                                        5,000      4,419
Houghton Mifflin Co.
   6.501% due 12/01/2000 (d)                                   18,000     17,992
IBM Corp.
   6.375% due 06/15/2000                                          100        100
IMEXSA Export Trust
  10.125% due 05/31/2003                                        8,286      8,086
International Paper Co.
   6.875% due 07/10/2000                                        6,000      5,988
ISP Holdings, Inc.
   9.750% due 02/15/2002                                        3,000      2,858
J Seagram & Sons
   6.250% due 12/15/2001                                       52,000     50,750
Levi Strauss & Co.
   6.800% due 11/01/2003                                        2,500      1,650
Lockheed Martin Corp.
   6.850% due 05/15/2001                                        5,300      5,232
Nabisco, Inc.
   6.000% due 02/15/2001 (d)                                   21,000     20,700
   6.700% due 06/15/2002                                       21,100     20,590
NL Industries, Inc.
  11.750% due 10/15/2003                                        3,000      3,109
Noranda, Inc.
   6.820% due 08/18/2000 (d)                                    1,000      1,002
Norfolk Southern Corp.
   6.700% due 05/01/2000                                        2,500      2,499
Occidental Petroleum
   6.400% due 04/01/2003                                       15,945     15,200
Owens-Illinois, Inc.
   7.850% due 05/15/2004                                       15,000     14,416
Petroleos Mexicanos
   8.402% due 07/15/2005 (d)                                   15,173     14,984
   9.375% due 12/02/2008                                        5,500      5,651
Philip Morris Cos., Inc.
   9.000% due 01/01/2001                                        7,000      7,060
   7.500% due 01/15/2002                                          200        196
   7.250% due 01/15/2003                                        4,050      3,894
R & B Falcon Corp.
   6.500% due 04/15/2003                                       11,000      9,955
Rollins Truck Leasing Co.
   8.000% due 02/15/2003                                        3,000      3,036
Starwood Hotel & Resorts
   6.750% due 11/15/2005                                        2,000      1,793
Stone Container Corp.
  10.750% due 10/01/2002                                       11,080     11,232
   9.500% due 10/01/2003                                        2,363      2,362
Supervalu, Inc.
   9.750% due 06/15/2004                                       10,500     11,025
TCI Communications, Inc.
   6.850% due 03/11/2003 (d)                                    3,000      3,066
Tenet Healthcare Corp.
   7.875% due 01/15/2003                                        4,300      4,139
   8.625% due 12/01/2003                                        9,700      9,510
Time Warner, Inc.
   7.975% due 08/15/2004                                        1,200      1,223
   8.110% due 08/15/2006                                        2,400      2,465
Union Oil Co. of California
   9.100% due 08/15/2001                                        3,350      3,431
Union Pacific Corp.
   7.000% due 06/15/2000                                        1,000        999
Waste Management, Inc.
   6.500% due 05/14/2004                                       45,000     40,257

                                                       See accompanying notes 41

Low Duration Fund
March 31, 2000

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Whitman Corp.
   6.250% due 05/01/2000                                     $  3,000 $    3,000
   6.000% due 05/01/2004                                        6,500      6,161
Williams Communications Group, Inc.
   6.540% due 11/15/2001                                        6,200      6,200
Xerox Corp.
   5.875% due 06/01/2000                                        3,000      2,995
Yorkshire Power
   6.154% due 02/25/2003                                       40,000     38,136
                                                                      ----------
                                                                         566,351
                                                                      ==========
Utilities 13.5%
Arkansas Power & Light
   6.000% due 10/01/2003                                          450        427
Beaver Valley Funding Corp.
   8.250% due 06/01/2003                                        3,410      3,385
Burlington Resources
   9.625% due 06/15/2000                                       13,900     13,957
Calpine Corp.
   9.250% due 02/01/2004                                        2,960      2,982
   7.625% due 04/15/2006                                        6,000      5,674
Cinergy Corp.
   6.125% due 04/15/2004                                       13,000     12,228
Cleveland Electric Illuminating Co.
   8.550% due 11/15/2001                                        2,075      2,109
   7.850% due 07/30/2002                                        3,500      3,496
   9.500% due 05/15/2005                                        2,000      2,031
CMS Energy
   8.125% due 05/15/2002                                        2,700      2,662
   7.625% due 11/15/2004                                       14,500     13,472
Connecticut Light & Power Co.
   7.875% due 06/01/2001                                          500        500
   7.750% due 06/01/2002                                       21,500     21,456
   8.590% due 06/05/2003                                       10,000      9,677
Conoco, Inc.
   5.900% due 04/15/2004                                        3,100      2,951
Cox Enterprises, Inc.
   6.625% due 06/14/2002                                        3,000      2,923
Entergy Mississippi
   7.750% due 02/15/2003                                       35,000     35,067
Flag Ltd.
   8.250% due 01/30/2008                                        2,000      1,750
Hughes Electric
   7.451% due 10/23/2000                                       28,500     28,474
Illinois Power Co.
   6.250% due 07/15/2002                                       10,000      9,717
   6.000% due 09/15/2003                                       12,500     11,869
Louisiana Power & Light Co.
   7.740% due 07/01/2002                                        3,308      3,290
MCI Worldcom, Inc.
   6.270% due 08/17/2000 (d)                                  100,000    100,017
   8.875% due 01/15/2006                                       45,170     47,068
New Century Energies, Inc.
   5.860% due 05/30/2000                                       12,100     12,075
Niagara Mohawk Power
   7.000% due 10/01/2000                                       20,717     20,678
   7.125% due 07/01/2001                                        1,512      1,492
   7.250% due 10/01/2002                                       16,634     16,432
Noram Energy
   7.500% due 08/01/2000                                       12,300     12,309
North Atlantic Energy
   9.050% due 06/01/2002                                        4,066      4,029
Occidental Petroleum
   6.240% due 11/24/2000                                        5,000      4,954
Ohio Edison
   6.375% due 04/01/2000                                        1,900      1,900
Public Service Enterprise Group, Inc.
   6.330% due 11/22/2000 (d)                                   10,000     10,000
Southwestern Bell Communication Capital Corp.
   6.125% due 03/12/2001                                        2,000      1,983
Texas New Mexico Power
   9.250% due 09/15/2000                                        1,599      1,609
Texas Utilities Co.
   6.735% due 04/20/2000 (d)                                   10,000     10,005
   5.940% due 10/15/2001                                       13,155     12,897
   6.750% due 04/01/2003                                        3,875      3,796
   6.875% due 08/01/2005                                        2,000      1,948
U.S. West Communications, Inc.
   5.650% due 11/01/2004                                        9,250      8,618
United Illuminating Co.
   6.000% due 12/15/2003                                       13,000     12,133
Western Massachusetts Electric
   7.375% due 07/01/2001                                        5,250      5,225
   7.750% due 12/01/2002                                       10,300     10,392
Western Resources, Inc.
   6.250% due 08/15/2003                                        5,450      4,692
WorldCom, Inc.
   6.125% due 08/15/2001                                       45,000     44,443
                                                             -------- ----------
                                                                         538,792
                                                                      ----------
Total Corporate Bonds & Notes                                          2,341,698
(Cost $2,376,563)                                                     ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
New York 0.3%
New York City Refunding Bonds, Series 1998 B
   5.900% due 08/01/2000                                       13,000     12,952
                                                                      ----------
Total Municipal Bonds & Notes                                             12,952
(Cost $12,999)                                                        ==========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.3%
--------------------------------------------------------------------------------
Small Business Administration
   7.000% due 01/25/2013 (d)                                      261        263
   7.250% due 02/25/2014 (d)                                      813        848
Student Loan Marketing Assn.
   5.129% due 06/30/2000 (d)                                   46,000     45,994
   5.909% due 04/25/2006 (d)                                    9,146      9,112
   6.565% due 04/25/2007 (d)                                   34,828     34,657
                                                                      ----------
Total U.S. Government Agencies                                            90,874
(Cost $91,013)                                                        ==========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 11.0%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)(j)
   3.625% due 07/15/2002                                      147,248    146,834
   3.375% due 01/15/2007                                       37,052     35,674
   3.625% due 01/15/2008                                      120,599    117,433
   3.875% due 01/15/2009                                       96,584     95,587
   4.250% due 01/15/2010                                       30,079     30,680
U.S. Treasury Notes
   5.125% due 08/31/2000 (b)                                   11,575     11,524
                                                                      ----------
Total U.S. Treasury Obligations                                          437,732
(Cost $436,866)                                                       ==========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 29.8%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 11.0%
Cendant Mortgage Corp.
   6.500% due 09/18/2029                                          572        563
Chase Commercial Mortgage Securities Corp.
   7.600% due 12/18/2005                                          190        191
   6.900% due 09/19/2006                                          135        131
Chase Mortgage Finance Corp.
  10.000% due 11/25/2009                                          199        201
   6.500% due 06/25/2013                                        6,952      6,771
   6.203% due 04/25/2025 (d)                                    3,779      3,841
   6.750% due 07/25/2028                                       11,250     10,595
   6.350% due 07/25/2029                                        5,000      4,887
CMC Securities Corp. IV
   7.250% due 10/25/2027                                       12,141     11,806
Collateralized Mortgage Obligation Trust
   6.375% due 01/20/2003 (d)                                        6          6
Commercial Mortgage Acceptance Corp.
   6.790% due 08/15/2008                                        1,249      1,214
Commercial Trust
   6.670% due 12/15/2003                                        4,313      4,067

42 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Countrywide Funding Corp.
   5.875% due 01/25/2035 (d)                                 $  3,496   $  3,467
Countrywide Home Loans
   6.250% due 07/25/2009                                          822        816
   6.900% due 12/25/2027                                       18,168     17,531
Criimi Mae Financial Corp.
   7.000% due 01/01/2033                                        8,509      8,326
CS First Boston Mortgage Securities Corp.
   6.400% due 02/17/2004                                          143        140
   6.520% due 07/17/2007                                          145        139
Dime Savings
   6.689% due 11/01/2018 (d)                                    1,685      1,527
DLJ Mortgage Acceptance Corp.
  11.000% due 08/01/2019                                          777        851
   8.154% due 05/25/2024 (d)                                    1,159      1,183
   6.375% due 06/25/2026 (d)                                   11,419     11,067
   6.850% due 12/17/2027                                          165        163
Enterprise Mortgage Acceptance Co.
   6.110% due 07/15/2003                                          120        117
Federal Home Loan Mortgage Corp.
   6.000% due 07/15/2006                                        2,296      2,275
   6.500% due 08/15/2006                                        3,000      2,982
  10.000% due 09/15/2009                                            3          3
   6.500% due 08/15/2011                                       19,609     18,982
   6.375% due 08/15/2011                                        1,231      1,229
  12.500% due 09/30/2013                                          544        565
   6.250% due 07/15/2014                                          471        470
  10.000% due 07/15/2019                                          257        268
   9.000% due 11/15/2019                                          620        626
  10.000% due 05/15/2020                                          180        188
   7.500% due 12/15/2020                                        1,219      1,220
   9.000% due 12/15/2020                                        3,131      3,225
   9.500% due 01/15/2021                                        1,064      1,101
   8.000% due 04/15/2021                                        1,225      1,240
   9.000% due 05/15/2021                                          214        220
   7.500% due 01/20/2024                                        5,983      5,977
Federal Home Loan Mortgage Corporation
   9.500% due 03/01/2010                                           30         31
   9.500% due 08/01/2016                                            7          7
  10.000% due 11/01/2016                                           21         22
   9.500% due 06/01/2019                                           20         22
   9.500% due 07/01/2020                                           10         10
   9.500% due 08/01/2020                                           32         34
   9.500% due 09/01/2021                                           37         39
Federal National Mortgage Assn
   8.950% due 05/25/2003                                           32         32
   9.400% due 07/25/2003                                           59         60
   9.000% due 07/25/2003                                          248        251
   6.875% due 06/25/2009                                        1,603      1,591
   7.000% due 09/25/2016                                       10,368     10,174
   8.750% due 05/25/2019                                           33         33
   9.500% due 03/25/2020                                        3,502      3,784
   9.500% due 05/25/2020                                        1,450      1,510
   9.000% due 03/25/2021                                        3,599      3,680
   9.000% due 04/25/2021                                          122        126
   8.000% due 03/25/2022                                           38         38
   5.000% due 01/25/2024                                          113        111
   8.500% due 04/01/2025                                        3,146      3,210
   6.502% due 02/01/2028 (d)                                    7,231      7,511
First Plus Home Loan Trust
   6.060% due 09/10/2011                                          411        410
General Electric Capital Mortgage Services, Inc
   6.750% due 12/25/2012                                        3,041      2,995
   6.500% due 02/25/2024                                            4          4
German American Capital Corp.
   7.000% due 08/12/2010                                        6,800      6,666
Glendale Federal Savings & Loan
   7.399% due 03/25/2030 (d)                                    1,169      1,177
Greenwich
   8.869% due 11/25/2024 (d)                                      302        303
Independent National Mortgage Corp.
   8.432% due 11/25/2024 (d)                                      521        525
J.P. Morgan Commercial Mortgage Finance Corp.
   7.069% due 09/15/2029                                          185        182
   6.373% due 01/15/2030                                          129        125
LB Commercial Conduit Mortgage Trust
   6.330% due 11/18/2004                                          129        125
Lehman Large Loan
   6.790% due 06/12/2004                                          160        158
Mellon Residential Funding Corp.
   6.400% due 06/26/2028                                        2,661      2,534
   6.580% due 07/25/2029                                       17,411     17,228
Morgan Stanley Capital
   6.860% due 07/15/2005                                          130        127
   7.227% due 01/16/2006                                          230        230
   7.460% due 02/15/2020                                        8,100      8,105
   6.220% due 06/03/2030                                          216        208
Mortgage Capital Funding, Inc.
   6.325% due 10/18/2007                                       22,202     21,306
Nomura Asset Securities Corp.
   6.625% due 01/25/2009                                          872        867
Norwest Asset Securities Corp.
   6.500% due 01/25/2029                                        6,000      5,627
PNC Mortgage Securities Corp.
   6.500% due 02/25/2028                                        8,508      8,441
   6.750% due 05/25/2028                                        5,241      5,117
Prudential Bache
   6.151% due 09/01/2018 (d)                                       24         23
   8.400% due 03/20/2021                                        3,726      3,761
Prudential Home Mortgage Securities
   7.500% due 10/25/2007                                          878        873
   7.000% due 01/25/2008                                       10,000      9,787
   6.750% due 11/25/2008                                        4,941      4,679
   7.000% due 06/25/2023                                        3,014      2,968
   6.050% due 04/25/2024                                          159        157
   6.000% due 05/25/2024                                            9          9
Resecuritization Mortgage Trust
   6.069% due 04/26/2021 (d)                                   12,290     11,952
Residential Accredit Loans, Inc.
   6.500% due 02/25/2029                                       26,470     24,889
   7.000% due 07/25/2029                                          585        565
Residential Asset Securitization Trust
   6.500% due 09/25/2014                                          478        456
Residential Funding Mortgage Securities, Inc.
   6.500% due 06/25/2008                                          646        643
   6.500% due 04/25/2009                                           33         32
   5.532% due 07/01/2019 (d)                                      837        799
   7.100% due 07/25/2027                                        4,220      4,174
   7.000% due 10/25/2027                                       10,000      9,331
   7.250% due 10/25/2027                                        9,153     18,991
   6.250% due 11/25/2028                                        6,000      5,354
Resolution Trust Corp.
   6.059% due 10/25/2021                                          481        446
   8.625% due 10/25/2021                                       11,603     11,561
   6.946% due 10/25/2021 (d)                                       88         87
   6.900% due 02/25/2027                                        3,821      3,481
   9.000% due 09/25/2028                                          149        150
   7.290% due 10/25/2028 (d)                                       96         96
Ryland Acceptance Corp.
   8.000% due 03/01/2018                                        2,041      2,016
Ryland Mortgage Securities Corp.
   6.668% due 11/25/2021                                        1,034      1,015
Salomon Brothers Mortgage Securities
   6.988% due 12/25/2017 (d)                                    1,653      1,647
   8.354% due 03/25/2024 (d)                                    1,227      1,258
Securitized Asset Sales, Inc.
   6.750% due 08/25/2025                                          106        106
Shearson Lehman
   9.600% due 03/25/2021                                          310        309
Structured Asset Mortgage Investments, Inc.
   6.905% due 06/25/2028 (d)                                    6,859      6,598
   6.585% due 06/25/2029 (d)                                   31,842     31,570
   9.040% due 06/25/2029                                        8,885      9,162
   6.750% due 05/02/2030                                        4,822      4,672
TMA Mortgage Funding Trust
   6.259% due 01/25/2029                                       13,351     13,351
Union Planters Mortgage Finance Corp.
   6.450% due 01/25/2028                                        6,000      5,887
                                                                        --------
                                                                         437,762
                                                                        ========

                                                       See accompanying notes 43

Low Duration Fund
March 31, 2000


                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corporation 1.5%
    4.750% due 06/01/2001                                    $      5   $      5
    5.750% due 01/15/2008                                       5,255      5,172
    6.000% due 09/01/2006-03/01/2017 (d)(g)                    10,257      9,848
    6.500% due 02/01/2005-10/01/2028 (g)                        1,375      1,348
    6.750% due 06/15/2019                                       5,650      5,622
    6.783% due 02/01/2020 (d)                                   2,319      2,367
    6.878% due 07/01/2018 (d)                                     287        293
    6.882% due 10/01/2027 (d)                                   1,221      1,213
    7.000% due 01/01/2017 (d)                                      46         46
    7.166% due 12/01/2022 (d)                                     675        697
    7.324% due 10/01/2023 (d)                                   1,186      1,219
    7.336% due 09/01/2023 (d)                                     262        270
    7.342% due 06/01/2024 (d)                                     715        738
    7.375% due 11/01/2022 (d)                                   1,684      1,721
    7.439% due 11/01/2023 (d)                                     685        704
    7.498% due 01/01/2024 (d)                                   2,151      2,208
    7.500% due 09/01/2006                                          85         84
    7.818% due 01/01/2024 (d)                                     974      1,003
    7.842% due 03/01/2024 (d)                                      75         77
    8.000% due 07/01/2006-12/01/2024 (g)                        5,406      5,440
    8.250% due 10/01/2007-11/01/2007 (g)                           28         28
    8.500% due 07/01/2001-11/01/2025 (g)                       13,625     13,921
    8.750% due 02/01/2001-04/01/2002 (g)                           28         28
    9.000% due 05/01/2002-08/01/2022                            3,353      3,458
    9.250% due 07/01/2001                                           2          2
    9.500% due 03/01/2001-02/01/2025 (g)                          282        293
    9.750% due 03/01/2001-11/01/2008 (g)                          672        693
   10.000% due 04/01/2001-10/01/2019 (g)                           92         98
   10.500% due 07/01/2000-02/01/2016 (g)                           43         44
   10.750% due 10/01/2000-08/01/2011 (g)                          353        379
   11.500% due 10/01/2015-01/01/2016 (g)                           47         51
   11.750% due 11/01/2010-08/01/2015 (g)                           13         14
   12.000% due 09/01/2013                                           2          2
   14.000% due 09/01/2012-04/01/2016 (g)                           11         13
   14.500% due 12/01/2010                                           3          4
   15.000% due 08/01/2011-12/01/2011 (g)                            4          4
   15.500% due 11/01/2011                                           0          1
   16.000% due 04/01/2012                                           0          0
                                                                        --------
                                                                          59,108
                                                                        ========
Federal Housing Administration 1.1%
    6.950% due 04/01/2014                                       2,121      1,889
    7.400% due 02/01/2019                                          94         93
    7.421% due 11/01/2019                                         529        528
    7.430% due 10/01/2019-07/01/2024 (g)                       42,344     42,091
                                                                        --------
                                                                          44,601
                                                                        ========
Federal National Mortgage Association 1.1%
    6.000% due 05/01/2011-12/25/2020 (g)                          238        231
    6.055% due 04/01/2018 (d)                                   6,560      6,322
    6.115% due 01/01/2021 (d)                                     432        433
    6.314% due 09/01/2006                                      19,729     18,750
    6.500% due 06/01/2008                                          15         14
    6.573% due 11/01/2017 (d)                                     349        351
    6.725% due 04/25/2022 (d)                                     208        208
    7.000% due 04/01/2002-05/01/2012 (g)                          352        345
    7.001% due 11/01/2018 (d)                                     159        161
    7.091% due 07/01/2017 (d)                                     556        570
    7.376% due 04/01/2024 (d)                                   2,231      2,290
    7.805% due 01/01/2024 (d)                                   2,339      2,382
    7.896% due 01/01/2024 (d)                                      49         50
    8.000% due 03/01/2004                                          75         75
    8.004% due 10/01/2024 (d)                                   4,128      4,319
    8.146% due 07/01/2023 (d)                                   1,493      1,550
    8.500% due 03/01/2008-01/01/2026 (g)                          730        746
    9.000% due 01/01/2025                                           4          4
    9.500% due 07/01/2024-11/01/2025 (g)                        4,144      4,363
   10.000% due 02/01/2004-01/01/2025 (g)                        1,302      1,369
   10.500% due 06/01/2005-12/01/2024 (g)                          222        233
   11.000% due 09/01/2000-11/01/2020 (g)                           55         60
   11.250% due 12/01/2010-10/01/2015 (g)                          150        163
   11.500% due 12/01/2008-02/01/2020 (g)                           74         81
   11.750% due 02/01/2016                                          37         40
   12.000% due 01/01/2015-10/01/2015 (g)                            6          6
   12.750% due 03/01/2014                                          26         29
   13.000% due 07/01/2015                                           8          9
   13.250% due 09/01/2011                                          15         17
   13.500% due 04/01/2014                                           3          4
   14.500% due 08/01/2014                                          40         45
   15.500% due 10/01/2012-12/01/2012 (g)                           61         70
   15.750% due 12/01/2011                                          29         34
   16.000% due 09/01/2012-12/01/2012 (g)                           13         16
                                                                        --------
                                                                          45,340
                                                                        ========
Government National Mortgage Association 13.8%
    6.375% due 04/20/2016-06/20/2027 (d)(g)                    47,594     47,981
    6.500% due 05/15/2023-10/15/2023 (d)(g)                       567        540
    6.750% due 08/20/2022-07/20/2027 (d)(g)                    84,570     84,980
    7.000% due 03/15/2011-04/19/2030 (g)                        8,828      8,586
    7.125% due 10/20/2023-12/20/2027 (d)(g)                    60,783     61,608
    7.500% due 02/15/2022-05/22/2030 (g)                       93,291     92,587
    8.000% due 07/15/2004-04/19/2030 (g)                      250,617    253,675
    8.500% due 04/15/2022-03/20/2027 (g)                        1,108      1,133
    9.000% due 03/15/2017                                          14         15
    9.500% due 10/15/2016-06/15/2025 (g)                          125        132
    9.750% due 07/15/2013-02/15/2020 (g)                          697        732
   10.000% due 10/15/2013-11/15/2025 (g)                          149        158
   10.500% due 11/15/2019-02/15/2021 (g)                           18         20
   11.000% due 09/15/2010                                           9         10
   11.250% due 10/15/2000                                           1          1
   11.500% due 08/15/2018                                          41         45
   11.750% due 08/15/2013-08/15/2015 (g)                           56         62
   12.000% due 06/20/2015                                          11         13
   12.250% due 01/15/2014-03/15/2014 (g)                          101        112
   13.000% due 10/15/2013                                           6          7
   13.500% due 05/15/2011-11/15/2012 (g)                           24         27
   16.000% due 12/15/2011-04/15/2012 (g)                           34         41
                                                                        --------
                                                                         552,465
                                                                        ========
Mortgage-Backed Securities 0.5%
Government National Mortgage Association
    7.000% due 12/20/2022                                      18,800     18,685
                                                                        --------
Other Mortgage-Backed Securities 0.4%
First Boston Mortgage Securities Corp.
    8.300% due 08/20/2009                                          41         41
Glendale Federal Savings & Loan
   11.000% due 03/01/2010                                          16         17
Home Savings of America
    5.722% due 05/25/2027 (d)                                   1,302      1,236
Imperial Savings & Loan
    8.847% due 07/25/2017 (d)                                      35         35
    9.900% due 02/25/2018                                         403        410
Resolution Trust Corp.
    6.352% due 05/25/2019 (d)                                   3,478      3,467
    6.860% due 08/25/2019 (d)                                   3,247      3,248
   10.285% due 08/25/2021 (d)                                     466        464
    5.746% due 10/25/2028 (d)                                   1,958      1,969
    6.944% due 05/25/2029 (d)                                   2,330      2,303
Salomon Brothers Mortgage Securities
   11.500% due 09/01/2015                                         418        419
    7.688% due 12/25/2017 (d)                                     156        155
Sears Mortgage
   12.000% due 02/25/2014                                          74         74
    7.431% due 10/25/2022 (d)                                   2,050      2,073
Western Federal Savings & Loan
    6.523% due 11/25/2018 (d)                                       5          5
                                                                        --------
                                                                          15,916
                                                                        ========

44  See accompanying notes

                                                        Principal
                                                           Amount          Value
                                                           (000s)         (000s)
--------------------------------------------------------------------------------
Stripped Mortgage-Backed Securities 0.4%
Federal Home Loan Mortgage Corp. (IO)
    6.000% due 02/15/2006                             $       705      $      19
    9.982% due 07/15/2006                                      12             89
   10.195% due 08/15/2006                                       6             45
   11.944% due 12/15/2006                                      13            117
    6.000% due 10/15/2007                                     702             29
    6.000% due 02/15/2008                                   2,392            113
    7.000% due 08/15/2018                                   6,948            599
    7.000% due 04/15/2019                                     790             23
    6.500% due 05/15/2019                                   5,640            368
    6.500% due 06/15/2019                                   3,629            195
   10.496% due 04/15/2021                                      15            213
    6.500% due 04/15/2022                                   3,506            352
    7.000% due 05/15/2023                                     393             52
    4.000% due 01/15/2024                                  20,919          4,454
Federal National Mortgage Association (IO)
    6.000% due 07/25/2005                                     287              2
    7.272% due 09/25/2006                                      45            318
    6.000% due 02/25/2008                                   3,184            173
  256.000% due 11/01/2008                                      25            132
    6.500% due 03/25/2009 (d)                              25,455          1,062
    6.503% due 07/25/2017                                   2,355          2,295
    7.500% due 03/25/2019                                   2,521            234
    6.500% due 05/25/2019                                  10,000            904
    6.500% due 04/25/2020                                   9,414            583
    7.000% due 05/25/2021                                   5,323            431
    8.598% due 02/25/2022                                      23            355
    6.500% due 03/25/2023                                   4,212            465
    4.875% due 03/25/2024 (d)                               7,047            278
Federal National Mortgage Association (PO)
    0.000% due 09/25/2022                                      30             25
Prudential Home Mortgage Securities (IO)
    0.300% due 04/25/2009 (d)                              54,383            353
Resolution Trust Corp. (PO)
    0.000% due 09/25/2000                                     231            230
                                                                       ---------
                                                                          14,508
                                                                       ---------
Total Mortgage-Backed Securities                                       1,188,385
(Cost $1,202,752)                                                      =========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.6%
--------------------------------------------------------------------------------

Allied Waste Industries, Inc.
    8.938% due 07/30/2006                                   4,909          4,457
Allied Waste North America, Inc.
    8.938% due 07/30/2006 (d)                               8,727          7,923
    9.125% due 07/30/2007 (d)                              12,545         11,389
    9.188% due 07/30/2007 (d)                               3,818          3,466
Amresco Residential Securities Mortgage Loan Trust
    6.315% due 07/25/2027 (d)                               2,593          2,591
AT&T Universal Card Master Trust
    5.950% due 10/17/2002                                   4,000          3,986
Bay View Financial Revolving
    7.179% due 08/25/2029 (d)                               6,900          6,785
Bombardier Capital Mortgage
    6.605% due 09/15/2010                                  10,330         10,261
Capital Asset Research Funding LP
    6.400% due 12/15/2004                                      79             77
Citicorp Mortgage Securities, Inc.
    6.750% due 05/25/2028                                   6,266          5,833
CMC Securities Corp. IV
    7.250% due 11/25/2027                                   8,789          8,522
Columbia/HCA Healthcare
    6.125% due 12/15/2000                                     200            197
Community Program Loan Trust
    4.500% due 10/01/2018                                  16,692         14,814
Duck Auto Grantor Trust
    5.650% due 03/15/2004                                  10,092          9,938
Empire Funding Home Loan Owner Trust
    6.590% due 05/25/2014                                  15,691         15,582
Federal-Mogul Corp.
    7.940% due 12/31/2005 (d)                               3,000          2,973
    7.890% due 12/31/2005 (d)                               1,986          1,968
GF Funding Corp.
    6.890% due 09/30/2002                                  24,580         24,287
Green Tree Home Improvement Loan
    6.320% due 08/15/2008                                  13,927         13,893
IMC Home Equity Loan Trust
    6.286% due 10/20/2027 (d)                               5,685          5,688
Lyondell Petroleum
    9.613% due 12/31/2003 (d)                               4,962          5,002
Merit Securities Corp.
    7.040% due 01/28/2030                                  28,587         28,426
New York City Tax Lien
    6.350% due 07/10/2007                                  10,045          9,920
Oakwood Mortgage Investors, Inc.
    6.950% due 08/15/2027                                   5,500          5,435
Premiet Auto Trust
    5.560% due 04/08/2001                                   1,028          1,028
Primedia, Inc.
    8.740% due 07/31/2004 (d)                              13,000         12,909
Prudential Home Mortgage Security
    7.000% due 08/25/2009                                   4,000          3,967
Saxon Asset Securities Trust
    7.205% due 01/25/2019                                     275            273
Stone Container Corp.
    9.688% due 10/01/2003 (d)                               2,363          2,362
                                                                       ---------
Total Asset-Backed Securities                                            223,952
(Cost $228,952)                                                        =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 3.3%
--------------------------------------------------------------------------------

Central Bank Philippines
    6.500% due 06/01/2008 (d)                               3,180          3,053
Government of Brazil
    7.000% due 01/01/2001 (d)                               4,182          4,167
Hydro Quebec
    9.000% due 03/07/2001                                  10,000         10,175
Nacional Financiera
   10.625% due 11/22/2001                                   7,500          7,759
Pemex Finance Limited
    6.125% due 11/15/2003                                  15,000         14,559
Province of Quebec
    6.006% due 10/25/2001 (d)                                 250            249
Republic of Argentina
   11.786% due 04/10/2005 (d)                               9,000          8,438
Republic of Korea
    8.594% due 04/08/2000 (d)                               5,440          5,460
Republic of Philippines
    6.938% due 01/05/2005 (d)                               2,000          1,992
    6.875% due 12/01/2009 (d)                              16,160         15,271
United Mexican States
    6.930% due 04/07/2000 (d)                               9,206          9,229
    5.820% due 06/28/2001                                  10,500         10,235
    7.439% due 06/27/2002 (d)                               6,200          6,112
    7.493% due 06/27/2002 (d)                              19,400         19,469
    9.780% due 04/07/2004 (d)                              15,000         15,357
                                                                       ---------
Total Sovereign Issues                                                   131,525
(Cost $130,173)                                                        =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f)1.3%
--------------------------------------------------------------------------------

Korea Development Bank
    3.610% due 05/14/2001 (d)              DM                 340            164
    2.700% due 08/16/2002                  JY           2,000,000         20,041
Republic of Colombia
    7.000% due 03/06/2002                  IL          36,220,000         17,511
United Mexican States
    6.000% due 03/28/2002                  JY             960,000          9,991
    8.750% due 05/30/2002                  BP               3,000          4,825
                                                                       ---------
Total Foreign Currency-Denominated Issues                                 52,532
(Cost $52,788)                                                         =========

                                                      See accompanying notes  45

Low Duration Fund
March 31, 2000
                                                        Principal
                                                           Amount         Value
                                                           (000s)        (000s)
-------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.0%
-------------------------------------------------------------------------------
Utilities 0.0%
Alliant Energy Resources Cvt. Pfd.
         7.250% due 01/02/2000                       $      2,000   $       163
                                                                    -----------
Total Convertible Bonds & Notes                                             163
(Cost $136)                                                         ===========

-------------------------------------------------------------------------------
PREFERRED STOCK 1.9%
-------------------------------------------------------------------------------
                                                           Shares
Home Ownership Funding
       133.310% due 01/02/2000                              3,000         2,394
Rhone-Poulenc SA
         2.031% due 01/02/2000                             13,000           263
SI Financing Trust
         2.375% due 01/02/2000                            806,600        20,467
TCI Communications, Inc.
         2.500% due 01/02/2000                            800,300        20,408
         2.430% due 01/02/2000                            224,700         5,800
         2.180% due 01/02/2000                          1,170,100        28,594
                                                                    -----------
Total Preferred Stock                                                    77,926
(Cost $83,777)                                                      ===========

-------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
-------------------------------------------------------------------------------
Commercial Paper 2.3%
Bank One Corp.
         6.110% due 06/05/2000                              9,200         9,098
Conoco, Inc.
         6.250% due 04/07/2000                              2,600         2,599
Cox Communication
         6.260% due 04/10/2000                              3,600         3,596
Ei Du Pont De Nemoirs
         6.060% due 06/08/2000                              2,100         2,076
Federal Home Loan Mortgage Corp.
         5.990% due 05/23/2000                             11,100        11,008
         6.020% due 06/29/2000                                600           591
Federal National Mortgage Association
         5.940% due 06/01/2000                             11,900        11,776
Finova Capital Corp.
         6.100% due 06/08/2000                             13,000        12,855
General Motors Acceptance Corp.
         6.080% due 05/30/2000                                500           495
National Rural Utilities
         6.080% due 06/14/2000                             11,500        11,354
Norfolk Southern Corp.
         6.290% due 05/25/2000                              3,000         2,973
Oesterreich Kontrollbank
         6.030% due 06/02/2000                                400           396
Xerox Credit Corp.
         6.000% due 06/01/2000                              1,600         1,584
         6.090% due 06/06/2000                             21,500        21,267
                                                                    -----------
                                                                         91,668
                                                                    ===========
Repurchase Agreement 0.8%
State Street Bank
         (Dated 03/31/2000. Collateralized by              20,384        20,384
         Federal Home Loan Mortgage Corporation
         5.750% due 05/15/2001 valued at $20,793
         Repurchase proceeds are $20,394.)

Daiwa Securities
         (Dated 03/31/2000. Collateralized by
         U.S. Treasury Note 5.125% due 8/31/2000           10,000        10,000
         valued at $10,213 Repurchase proceeds
         are $10,005.)                                              -----------
                                                                         30,384
                                                                    ===========
U.S. Treasury Bills (b) 0.0%
         5.700% due 04/27/2000                                500           498
                                                                    -----------

Total Short-Term Instruments                                            122,550
(Cost $122,569)                                                     ===========

                                                                          Value
                                                                         (000s)
--------------------------------------------------------------------------------
Total Investments (a) 117.3%                                        $ 4,680,289
(Cost $4,738,588)

Written Options (c) (0.1%)                                               (5,042)
(Premiums $3,873)

Other Assets and Liabilities (Net) (17.2%)                             (684,919)
                                                                    -----------

Net Assets 100.0%                                                   $ 3,990,328
                                                                    ===========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $4,743,106 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     9,955

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (72,772)
                                                                    -----------

Unrealized depreciation-net                                         $   (62,817)
                                                                    ===========
(b) Securities with an aggregate market value of $12,022 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                             # of  Appreciation/
Type                                                    Contracts (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                            743   $      (422)
U.S. Treasury 5 Year Note (06/2000)                         1,845        (2,094)
U.S. Treasury 10 Year Note (06/2000)                           24            66
United Kingdom 90 Day LIBOR Futures (09/2000)                 750           580
                                                                    -----------
                                                                    $    (1,870)
                                                                    ===========
(c) Premiums received on written options:

                                               # of       Premium         Value
Type                                      Contracts        (000s)        (000s)
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. U.S. Dollar
         Strike @ 0.93 Exp. 04/19/2000  200,000,000      $    367   $       344

Put - CME Eurodollar December Futures
         Strike @ 93.00 Exp. 12/18/2000       1,875         1,936         1,617

Put - CME Eurodollar March Futures
         Strike @ 93.25 Exp. 03/19/2001         341           343           512

Put - CME Eurodollar March Futures
         Strike @ 93.50 Exp. 03/19/2001         341           440           673

Put - CME Eurodollar December Futures
         Strike @ 93.50 Exp. 12/18/2000         960           787         1,896
                                                         ----------------------
                                                         $  3,873   $     5,042
                                                         ======================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                                        Principal
                                                           Amount     Unrealized
                                         Covered by    Settlement  Appreciation/
Type           Currency                    Contract         Month (Depreciation)
--------------------------------------------------------------------------------
Sell                 BP                       3,283       04/2000   $       (58)
Sell                 EC                      18,911       04/2000           281
Buy                  JY                     581,184       04/2000           149
Sell                                        581,184       04/2000          (196)
Sell                                      3,699,407       05/2000          (917)
Buy                                         604,235       05/2000           221
Buy                  PZ                      20,000       02/2001           149
                                                                    -----------
                                                                    $      (371)
                                                                    ===========


46  See accompanying notes

--------------------------------------------------------------------------------

(f) Principal amount denoted in indicated currency:

         BP - British Pound
         DM - German Mark
         EC - Euro
         JY - Japanese Yen
         PZ - Polish Zloty

(g) Securities are grouped together by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Restricted security.

(j) Subject to financing transaction.

(k) Swap agreements outstanding at March 31, 2000:

                                                                             Unrealized
                                                             Notional     Appreciation/
Type                                                           Amount    (Depreciation)
---------------------------------------------------------------------------------------
Receive floating rate based on 6 months LIBOR and
pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes,
the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                          $      1,500     $        (69)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating
Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                                 2,000             (107)

Receive fixed rate equal to 0.47% and the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                                49,000                2

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                                20,000                1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                                 5,000                0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp. 6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                                43,000                1

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                                22,000                1
                                                                          ------------
                                                                          $       (171)
                                                                          ============

                                          Fixed
                                         Spread         Notional     Unrealized
Type                                        (%)           Amount   Appreciation
--------------------------------------------------------------------------------

Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                           1.085      $    33,000     $      397

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                          0.8675           49,000            802
                                                                     ----------
                                                                     $    1,199
                                                                     ==========

(l) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                    Maturity          Value
--------------------------------------------------------------------------------
Government National Mortgage Assn. 7.125%             12/20/2023     $   33,450



                                                      See accompanying notes  47

Schedule of Investments
Municipal Bond Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 103.3%
--------------------------------------------------------------------------------
Arizona 6.7%
Maricopa County Arizona Pollution, Series 1994
3.850% due 05/01/2029                                    $      1,100 $    1,100

Pima County, Arizona Industrial Development Authority
Multi-Family Revenue Bonds, (HUD SECT 8 Insured),
Series 1998 5.375% due 06/01/2010                               1,210      1,213

Scottsdale, Arizona Industrial Development Authority
Hospital Revenue Bonds, (AMBAC Insured),
Series 1997 A 6.500% due 09/01/2004                             1,130      1,205
                                                                      ----------
                                                                           3,518
                                                                      ==========
California 16.6%
Alameda, California Harbor Bay Business Pk Assmt
Revenue Bonds, Series 1998 5.000% due 09/02/2006                  360        347

California Health Facilities Finance Authority Revenue,
Series 1995 4.250% due 07/01/2011                               1,000      1,000

Capistrano, California Unified School District
Special Tax, Series 1999 5.000% due 09/01/2008                    350        335

City of San Jose Redevelopment Agency Merged
Area Project, Tax Allocation Bonds, (MBIA Insured),
Series 1993 6.000% due 08/01/2015                                 500        539

Foothill/Eastern Corridor Agency California
Toll Road Revenue, (MBIA-IBC),
Series 1999 0.000% due 01/15/2026                               1,565        878

Irvine, California Special Assessment Bond,
Series 1998 4.800% due 09/02/2004                                 150        146

Irvine, California Special Assessment Bond,
Series 1998 4.900% due 09/02/2005                                 310        299

Irvine, California Special Assessment Bond,
Series 1998 5.000% due 09/02/2006                                 150        144

Irvine, California Special Assessment Bond,
Series 1999 5.000% due 09/02/2005                                 350        343

Irvine, California Special Assessment Bond,
Series 1999 5.100% due 09/02/2006                                 535        518

Irvine, California Special Assessment Bond,
Series 1999 5.200% due 09/02/2007                                 255        246

Lake Elsinore, California School Refunding Bonds,
Series 1998 5.000% due 09/01/2006                                 350        337

Los Angeles County Transportation Commission,
Sales Tax Revenue Refunding Bonds,
Series 1991 B 6.500% due 07/01/2013                             1,000      1,041

Montebello, California Unified School District
General Obligation Unlimited Bonds, (MBIA Insured),
Series 1999 0.000% due 08/01/2023                                 895        227

Orange County, California Improvement Bond,
Series 1998 A 4.900% due 09/02/2005                               245        237

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 4.900% due 09/02/2003                               150        150

Pittsburg, California Infrastructure Refunding Bonds,
Series 1998 A 5.000% due 09/02/2004                               150        151

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.200% due 09/01/2001                                 300        297

Riverside County, California Special Tax Refunding Bonds,
Series 1999 4.700% due 09/01/2005                                 170        164

Roseville, California Special Tax,
Series 1999 5.000% due 09/01/2004                                 350        343

Sacramento County, California Refunding Bonds,
Series 1998 4.900% due 09/02/2005                                 300        290

South Tahoe, California Powers Financing Authority,
Series 1999 7.300% due 10/01/2007                                 350        355

West Sacramento, California Refunding Bonds,
Series 1998 5.000% due 09/02/2004                                 350        346
                                                                      ----------
                                                                           8,733
                                                                      ==========
Colorado 2.9%
Colorado Housing Finance Authority,
Series 2000 6.700% due 10/01/2016                                 250        269

Denver, Colorado Health & Hospital Revenue Bonds,
Series 1998 A 5.000% due 12/01/2009                             1,390      1,261
                                                                      ----------
                                                                           1,530
                                                                      ==========
Florida 4.6%
Gainesville, Florida Revenue Bonds,
Series 1979 6.200% due 10/01/2002                                 300        302

Jacksonville Electric Authority, Bulk Power Supply System
Revenue Bonds, (Prerefunded 10/01/00),
Scherer 4-1-A Project, Issue One, Series 1991
6.750% due 10/01/2021                                           1,000      1,028

Orange County, Florida Health Facilities Authority
Revenue Bonds, (MBIA Insured), Series 1996
6.250% due 10/01/2011                                           1,000      1,096
                                                                      ----------
                                                                           2,426
                                                                      ==========
Hawaii 1.9%
Honolulu Hawaii City & County, (MBIA-IBC),
Series 1993 3.550% due 09/11/2008                               1,000      1,020
                                                                      ----------
Illinois 0.6%
Illinois Health Facilities Authority Revenue,
Series 1998 3.650% due 01/01/2028                                 300        300
                                                                      ----------
Indiana 2.1%
Indiana Local Public Improvement Bonds Bank,
Transportation Revenue Bonds, Series 1992
6.750% due 02/01/2014                                           1,000      1,110
                                                                      ----------
Louisiana 0.5%
Louisiana Local Government, (MBIA Insured),
Series 2000 5.700% due 01/01/2010                                 250        254
                                                                      ----------
Massachusetts 4.0%
Massachusetts State Development Finance Agency
Revenue Bonds, Series 1998 4.700% due 11/01/2007                  210        197

Massachusetts State Development Finance Agency,
(ACA Insured), Series 1999 4.600% due 03/01/2009                  400        370

Massachusetts State Development Finance Agency,
Series 1998 4.800% due 11/01/2008                                  90         85

Massachusetts State General Obligation Unltd,
Series 2000 6.000% due 02/01/2013                               1,000      1,055

Massachusetts State Health Facilities Authority Revenue,
Series 1993 5.500% due 10/01/2002                                 400        390
                                                                      ----------
                                                                           2,097
                                                                      ==========
Michigan 3.6%
Farmington Hills Michigan Hospital, Revenue Bond,
(MBIA Insured), Series 1991 B
3.900% due 02/15/2016                                             700        700

Michigan State Environmental Protection General
Obligation Bonds, Series 1992 6.250% due 11/01/2012             1,100      1,206
                                                                      ----------
                                                                           1,906
                                                                      ==========


48  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Minnesota 3.6%
Arden Hills Minnesota Housing & Health Care
Presbyterian Homes Revenue Bonds,
(LOC-U.S. Bank N.A. Insured), Series 1999 B
3.850% due 09/01/2029 (d)                                $        900 $      900

New Richland, Minnesota Revenue Bond,
Series 1998 4.500% due 08/01/2004                               1,000        986
                                                                      ----------
                                                                           1,886
                                                                      ==========
Missouri 1.1%
Missouri State Health Facilities Revenue,
Series 1999 3.600% due 10/01/2009                                 600        600
                                                                      ----------
New Hampshire 2.1%
New Hampshire Turnpike System, Refunding
Revenue Bonds, (FGIC Insured), Series 1991 A
6.750% due 11/01/2011                                           1,000      1,103
                                                                      ----------
New Jersey 6.6%
New Jersey Economic Development
Authority Revenue Bond, Series 1998 A
0.000% due 04/01/2013                                           1,595        642

New Jersey Economic Development
Authority Revenue Bond, Series 1998
5.600% due 01/01/2012                                           1,000        885

New Jersey Economic Development
Authority Revenue Bonds, Series 1999
6.625% due 09/15/2012                                           1,900      1,929
                                                                      ----------
                                                                           3,456
                                                                      ==========
New Mexico 2.6%
Los Alamos County, Utility Revenue Bonds,
Series 1994 A 6.000% due 07/01/2008                             1,000      1,050

Santa Fe County, El Castillo Retirement
Nursing Home Bonds, Series 1998 A
5.250% due 05/15/2007                                             315        290
                                                                      ----------
                                                                           1,340
                                                                      ==========
New York 10.1%
Nassau County, NY Tobacco Settlement
Corp. Revenue Bonds, Series 1999
5.250% due 07/15/2011                                           1,000        999

New York City General Obligation Bonds,
Series 1996 A 7.000% due 08/01/2007                             1,000      1,103

New York State Dorm Authority Revenues,
(ACA Insured), Series 2000
5.850% due 07/01/2010                                           1,000      1,025

New York State Dorm Authority Revenues,
(MBIA Insured), Series 1996
5.600% due 07/01/2016                                           1,250      1,255

New York State Environmental Facilities
Special Obligation Revenue Bonds, Series 1996
5.125% due 04/01/2022                                           1,000        929
                                                                      ----------
                                                                           5,311
                                                                      ==========
North Carolina 2.0%
North Carolina Municipal Power Agency, Catawaba
Electric Revenue Bonds, (AMBAC Insured), Series 1992
6.000% due 01/01/2008                                           1,000      1,055
                                                                      ----------
North Dakota 3.9%
Mercer County Pollution Control Revenue Bonds,
Series 1991 6.900% due 02/01/2019                               2,000      2,073
                                                                      ----------
Ohio 1.9%
Cleveland Water and Sewer Refunding and Improvement
Revenue Bonds, (MBIA Insured), Series 1993 G, Number 1
5.500% due 01/01/2021                                           1,000        988
                                                                      ----------
Oklahoma 1.7%
Oklahoma State Industrial Authority Revenue
3.850% due 08/15/2029                                             900        900
                                                                      ----------
Pennsylvania 0.2%
Delaware County, Pennsylvania Hospital Revenue
Bonds, Series 1998 4.900% due 12/01/2008                          100         90
                                                                      ----------
South Carolina 1.8%
Medical University South Carolina Hospital
Facilities Revenue Bonds, Series 1999
5.700% due 07/01/2012                                           1,000        956
                                                                      ----------
Tennessee 5.0%
Memphis-Shelby County, Tennessee Airport Authority
Special Facilities and Project Revenue Bonds,
Series 1997 5.350% due 09/01/2012                               1,000        934

Nashville & Davidson County, Tennessee Revenue Bonds,
Series 1998 4.450% due 08/01/2007                               1,000        941

Sullivan County, Tennessee Industrial Development,
(GNMA Insured), Series 1995 6.250% due 07/20/2015                 750        777
                                                                      ----------
                                                                           2,652
                                                                      ==========
Texas 5.7%
Bexar, Texas Metro Water District Waterworks System
Revenue Bonds, (MBIA Insured), Series 1998
0.000% due 05/01/2035                                           2,190        263

Brazos River Authority Texas Revenue Bonds,
(MBIA Insured), Series 1998
4.900% due 10/01/2015                                           1,500      1,371

Lewiswille Texas Independent School District,
(PSF-GTD), Series 2000
5.875% due 08/15/2016                                           1,000      1,021

Midlothian Texas Independent School District
General Obligation Bonds, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2018                                           1,000        334
                                                                      ----------
                                                                           2,989
                                                                      ==========
Utah 4.0%
Intermountain Power Agency Utah Power Supply,
(MBIA Insured), Series 1996
6.500% due 07/01/2009                                           1,925      2,108
                                                                      ----------
Washington State 4.7%
Bellevue Washington Convention Center Authority Special
Obligation Revenue Bond, (MBIA Insured), Series 1994
0.000% due 02/01/2024                                           1,000        244

Washington State General Obligation Bond, Series 1997
0.000% due 07/01/2017                                           1,000        371

Washington State General Obligation Bond, Series 1999
5.625% due 07/01/2018                                           1,100      1,099

Washington State Housing Finance Community,
(LOC-U.S. Bank N.A.), Series 1997
3.900% due 07/01/2022                                             200        200

Washington State Public Power Supply System Nuclear
Project No 3 Revenue Bonds, (BIG Insured), Series 1989
0.000% due 07/01/2014                                           1,270        562
                                                                      ----------
                                                                           2,476
                                                                      ==========
Wisconsin 2.7%
Wisconsin State Health & Education Facilities Authority
Revenue Bonds, (LOC-Allied Irish Bank PLC Insured),
Series 1997 3.900% due 11/01/2017 (d)                           1,400      1,400
                                                                      ----------

Total Municipal Bonds & Notes                                             54,277
(Cost $54,417)                                                        ==========


                                                       See accompanying notes 49

Municipal Bond Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 0.1%
--------------------------------------------------------------------------------
Commercial Paper 0.1%
SSgA Tax Free Money Market
3.282% due 04/03/2000                                      $       61 $      61
                                                                      ----------

Total Short-Term Instruments                                                 61
(Cost $61)                                                            ==========

Total Investments (a) 103.3%                                          $  54,338
(Cost $54,478)

Other Assets and Liabilities (Net) (3.3%)                                (1,755)
                                                                      ----------

Net Assets 100.0%                                                     $  52,583
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $54,478 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     877

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (1,017)
                                                                      ----------

Unrealized depreciation-net                                           $    (140)
                                                                      ==========



50 See accompanying notes

Schedule of Investments
New York Intermediate Municipal Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 94.7%
--------------------------------------------------------------------------------
New York 94.7%
Amherst, New York, Series A
5.500% due 12/01/2008                                        $    150   $    155

Edmeston, New York Central School District
5.100% due 06/15/2007                                             150        151

Genesee County, New York General
Obligation Bonds, (FGIC Insured),
Series 1999 5.000% due 08/15/2007                                 150        150

Nassau County, New York Tobacco
Settlement Corp. Revenue Bonds,
Series 1999 5.250% due 07/15/2011                                 150        150

New York City General Obligation Bonds,
(MBIA Insured), Series 1994 3.700% due 08/15/2005 (b)             200        200

New York City General Obligation Bonds,
Series 1996 5.875% due 08/01/2024                                 250        248

New York City General Obligation Bonds,
Series 1997 5.300% due 06/01/2012                                 150        150

New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                 150        148

New York State Dormitory Authority Revenue Bonds,
(AMBAC Insured), Series 1998 5.000% due 07/01/2002                150        151

New York State Dormitory Authority Revenue Bonds,
(MBIA Insured), Series 1999 4.750% due 07/01/2006                  95         94

New York State Dormitory Authority Revenue,
(FSA Insured), Series 1998 4.750% due 07/01/2008                  150        147

New York State Local Government Assistance Corp.,
(MBIA Insured), Series 1997-B 5.125% due 04/01/2013               150        147

New York State Mortgage Agency Revenue Bonds,
Series 1998 5.350% due 04/01/2007                                 150        150

New York State Mortgage Agency Revenue,
Series 1997 5.200% due 10/01/2008                                 145        144

New York State Power Authority Revenue & General Purpose,
Series 1972-E 5.500% due 01/01/2010                               135        136

New York State Thruway Authority Service Contract Revenue,
(MBIA Insured), Series 1999 4.900% due 04/01/2008                 150        149

New York State Urban Develpoment Corp.
Revenue Bonds, Series 1999 5.000% due 01/01/2005                  150        150

Port Authority New York & New Jersey, (FGIC Insured),
Series 1999 5.000% due 09/15/2005                                 150        150

Rockland County New York Solid Waste Management
Authority, Series 1999 A 4.800% due 12/15/2005                    145        144
                                                                        --------
Total Municipal Bonds & Notes                                              2,914
(Cost $2,922)                                                           ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.4%
--------------------------------------------------------------------------------
Commercial Paper 3.4%
R & T New York Money Market
3.100% due 04/03/2000                                             104        104
                                                                        --------

Total Short-Term Instruments                                                 104
(Cost $104)                                                             ========


                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
Total Investments (a) 98.1%                                             $  3,018
(Cost $3,026)

Other Assets and Liabilities (Net) 1.9%                                       60
                                                                        --------

Net Assets 100.0%                                                       $  3,078
                                                                        ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $3,026 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                               $     10
                                                                        --------
Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (18)
                                                                        --------

Unrealized depreciation-net                                             $    (8)
                                                                        ========

(b) Variable rate security. The rate listed is as of March 31, 2000.



                                                      See accompanying notes  51

Schedule of Investments
Real Return Bond Fund
March 31, 2000
                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
-------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 33.3%
-------------------------------------------------------------------------------
Banking & Finance 21.5%
AT&T Capital Corp.
    7.110% due 09/13/2001 (d)                         $      500      $     499
BAT-Crave-800
    6.680% due 08/12/2000                                    190            190
Bear Stearns Co., Inc.
    6.424% due 08/01/2002 (d)                                500            501
Chase Manhattan Corp.
    6.430% due 12/10/2001 (d)                                500            505
Citicorp
    6.223% due 09/17/2001 (d)                                335            335
DQE Capital Corp.
    6.539% due 01/15/2002 (d)                              1,000          1,000
Finova Capital Corp.
    6.720% due 11/08/2002 (d)                              2,800          2,811
First Security Corp.
    7.701% due 06/01/2005 (d)                              1,000          1,000
Florida Windstorm
    6.700% due 08/25/2004                                    500            484
Ford Motor Credit Corp.
    6.300% due 07/16/2002 (d)                              1,000          1,002
    6.224% due 02/13/2003 (d)                                350            349
General Motors Acceptance Corp.
    6.371% due 12/15/2000 (d)                              1,500          1,500
    6.327% due 12/09/2002 (d)                              2,000          2,001
Heller Financial, Inc.
    6.448% due 02/05/2001                                    400            401
    6.370% due 10/22/2001 (d)                              3,700          3,710
    6.220% due 04/26/2002 (d)                                250            250
Household Finance Corp.
    6.473% due 08/06/2002 (d)                              2,000          2,000
HRPT Properties Trust
    7.280% due 07/09/2007                                  1,250          1,250
J.P. Morgan & Co.
    6.430% due 02/15/2012                                  3,470          3,105
Juno Reinsurance
    9.565% due 06/26/2002 (d)                                750            728
Korea Development Bank
    5.886% due 03/01/2002 (d)                                500            460
    8.008% due 06/16/2003 (d)                                500            490
Lehman Brothers Holdings, Inc.
    8.150% due 05/15/2000                                    230            230
    9.875% due 10/15/2000                                    250            254
    6.904% due 04/02/2002 (d)                                500            503
    6.421% due 06/03/2002 (d)                              2,500          2,483
    6.840% due 07/15/2002 (d)                                600            604
    6.410% due 09/03/2002 (d)                              2,000          1,981
MBNA America Bank NA
    6.290% due 04/25/2002 (d)                                500            498
Merrill Lynch & Co.
    6.129% due 11/01/2001 (d)                              3,000          2,998
    6.508% due 02/08/2002 (d)                                400            401
Morgan Stanley, Dean Witter, Discover and Co.
    6.353% due 12/17/2001 (d)                                300            300
    6.190% due 04/15/2002 (d)                              1,000            999
    6.310% due 02/21/2003 (d)                              1,500          1,502
National Westminster Bank
    6.620% due 09/16/2002 (d)                              3,500          3,513
Protective Life Funding Trust
    6.390% due 01/17/2003 (d)                              1,000          1,000
Prudential Funding Corp.
    6.270% due 10/18/2001 (d)                              3,000          3,004
Residential Reinsurance
    9.761% due 06/01/2000 (d)                              2,300          2,283
Salomon, Smith Barney Holdings
    3.650% due 02/14/2002                                  1,670          1,641
Seismic Ltd.
    0.000% due 01/01/2002 (d)                              2,500          2,500
Textron Financial Corp.
    6.290% due 10/26/2001 (d)                              2,500          2,499
    6.477% due 12/09/2002 (d)                              4,000          4,007
Toyota Motor Credit Corp.
    5.707% due 02/15/2002                                    400            390
                                                                      ----------
                                                                         58,161
                                                                      ==========

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Industrials 5.9%
AIC Corp.
    6.154% due 10/02/2002 (d)                         $      250      $     249
Arrow Electronics, Inc.
    6.860% due 11/24/2000 (d)                              1,500          1,500
Atlas Air, Inc.
    9.820% due 04/04/2003 (d)                              4,400          4,400
Conagra, Inc.
    6.340% due 06/12/2000 (d)                                500            500
CSX Corp.
    6.430% due 06/15/2000 (d)                                500            500
Gold Eagle
   11.453% due 04/16/2001                                  1,000            999
    9.003% due 04/16/2001                                  1,000            999
Kroger Co.
    6.000% due 07/01/2000                                  1,500          1,494
Nextel Communications
    9.090% due 03/31/2008                                  1,500          1,482
Petroleos Mexicanos
    8.402% due 07/15/2005 (d)                              1,750          1,728
Tyco International Group SA
    6.819% due 03/05/2001 (d)                              2,000          1,999
                                                                      ----------
                                                                         15,850
                                                                      ==========
Utilities 5.9%
Edison Mission Energy
    6.790% due 06/15/2001 (d)                                700            700
Enron Corp.
    6.577% due 09/10/2001 (d)                              1,500          1,501
GTE Corp.
    6.155% due 06/12/2000 (d)                              4,000          3,999
Hughes Electric
    7.451% due 10/23/2000                                  3,500          3,497
Kerr-McGee Corp.
    6.414% due 08/01/2001 (d)                              1,000          1,000
    6.703% due 11/01/2001                                  2,000          1,992
Public Service Enterprise Group, Inc.
    6.350% due 06/15/2001 (d)                                500            500
Sprint Capital Corp.
    6.386% due 11/15/2001 (d)                              1,000          1,001
Texas Utilities Co.
    6.791% due 06/25/2001                                  1,300          1,299
    7.105% due 09/24/2001                                    500            503
                                                                      ----------
                                                                         15,992
                                                                      ----------
Total Corporate Bonds & Notes                                            90,003
(Cost $89,995)                                                        ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 2.2%
--------------------------------------------------------------------------------
New Mexico 0.2%
New Mexico Mortgage Finance Authorities Revenue Bonds,
(GNMA,FNMA, FHLMC Insured), Series 1997
7.000% due 07/01/2006                                        495            483
                                                                      ----------
New York 1.4%
New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                    138            138

New York State Dorm Authority Revenue Bonds,
Series 1996 5.500% due 07/01/2025                          4,000          3,736
                                                                      ----------
                                                                          3,874
                                                                      ==========
Ohio 0.6%
Hamilton Ohio School Districts Gas Supply
Revenue Bonds, Northern Ohio, (MBIA Insured),
Series 1999 6.910% due 08/01/2001                          1,500          1,491
                                                                      ----------

Total Municipal Bonds & Notes                                             5,848
(Cost $5,745)                                                         ==========



52  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 6.4%
--------------------------------------------------------------------------------
Federal Farm Credit Bank
         6.360% due 02/14/2002 (d)                          $     600  $     588
Federal Home Loan Bank
         5.663% due 02/15/2002 (d)                              2,485      2,442
Federal Home Loan Mortgage Corp.
         6.875% due 01/15/2005                                 10,000      9,922
Federal National Mortgage Assn
         2.796% due 03/13/2002 (d)                              2,000      1,964
Student Loan Marketing Assn
         6.365% due 07/25/2004 (d)                                 88         88
         6.395% due 10/25/2004 (d)                                105        104
         5.909% due 04/25/2006 (d)                              1,744      1,737
         6.595% due 01/25/2007 (d)                                333        332
                                                                       ---------
Total U.S. Government Agencies                                            17,177
(Cost $17,173)                                                         =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 98.6%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (g)
         3.625% due 07/15/2002 (c)                             29,821     29,737
         3.375% due 01/15/2007 (c)                             56,125     54,038
         3.625% due 01/15/2008 (c)                             61,833     60,209
         3.875% due 01/15/2009 (c)                             55,044     54,476
         4.250% due 01/15/2010                                  9,026      9,207
         3.625% due 04/15/2028 (c)                             25,559     24,265
         3.875% due 04/15/2029 (c)                             34,282     34,003
U.S. Treasury Notes
         5.125% due 08/31/2000 (b)                                180        179
                                                                       ---------
Total U.S. Treasury Obligations                                          266,114
(Cost $262,342)                                                        =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 0.9%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 0.2%
Federal Home Loan Mortgage Corp.
         6.500% due 01/25/2028                                    100         88
Federal National Mortgage Assn
         6.244% due 10/25/2008 (d)                                369        370
         6.500% due 02/25/2029                                    118         94
                                                                       ---------
                                                                             552
                                                                       =========
Federal Home Loan Mortgage Corporation 0.0%
         7.433% due 02/01/2023 (d)                                127        131
                                                                       ---------
Federal Housing Administration 0.1%
         7.430% due 12/01/2020                                    302        296
                                                                       ---------
Federal National Mortgage Association 0.2%
         7.252% due 10/01/2024 (d)                                499        514
                                                                       ---------
Other Mortgage-Backed Securities 0.4%
CMC Securities Corp.
         6.000% due 11/25/2008                                    957        949
                                                                       ---------
Total Mortgage-Backed Securities                                           2,442
(Cost $2,465)                                                          =========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 7.4%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
         6.099% due 03/25/2027 (d)                                244        244
American Residential Eagle
         6.219% due 07/25/2029 (d)                              6,886      6,882
Conseco Finance
         6.290% due 10/15/2030                                  1,930      1,927
Conseco Finance Home Loan Trust
         8.880% due 06/15/2024                                    750        755
Contimortgage Home Equity Loan Trust
         6.020% due 01/25/2014                                    244        241
EQCC Home Equity Loan Trust
         6.321% due 03/20/2029                                    305        305
General Electric Capital Mortgage Services, Inc.
         7.150% due 09/25/2026                                    339        338
Huntsman Corp.
         8.830% due 12/31/2005                                  1,000        998
IMC Home Equity Loan Trust
         6.610% due 06/20/2013                                    366        365
MMCA Automobile Trust
         6.300% due 06/15/2002                                  3,180      3,177
Oakwood Mortgage Investors, Inc.
         6.450% due 11/15/2027                                    847        844
Onyx Acceptance Auto Trust
         6.590% due 09/15/2002                                  2,000      1,999
         6.350% due 10/15/2003                                    615        612
Pacific Southwest Bank
         6.060% due 06/15/2002                                     13         13
Premiere Auto Trust
         5.510% due 07/09/2001                                    273        273
Residential Funding Mortgage Securities, Inc.
         5.460% due 07/25/2029                                    209        207
USAA Auto Loan Grantor Trust
         5.800% due 01/15/2005                                    386        383
WMC Mortgage Loan
         6.090% due 03/20/2028 (d)                                335        335
                                                                       ---------
Total Asset-Backed Securities                                             19,898
(Cost $19,911)                                                         =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 0.0%
--------------------------------------------------------------------------------
United Mexican States Recovery Rights
         0.000% due 06/30/2003                                  2,307          0
                                                                       ---------
Total Sovereign Issues                                                         0
(Cost $0)                                                              =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 3.8%
--------------------------------------------------------------------------------
Caisse D'amort Dette Soc
         3.800% due 07/25/2006                          EC      5,025      4,835
Commonwealth of New Zealand
         4.500% due 02/15/2016                          N$      5,300      2,581
Kingdom of Sweden
         0.000% due 04/01/2004 (g)                      SK      7,354        776
Newcourt Credit Group
         7.900% due 08/15/2000                          C$      1,674      1,164
         7.625% due 06/28/2001                                    500        350
United Mexican States
         1.103% due 12/31/2019 (d)                      JY     70,000        668
                                                                       ---------
Total Foreign Currency-Denominated Issues                                 10,374
(Cost $10,181)                                                         =========

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (f) 0.5%
--------------------------------------------------------------------------------
                                                               Shares
Banking & Finance 0.5%
Tokai Bank Cvt. Pfd.
         2.750% due 10/01/2004                            200,000,000      1,388
                                                                       ---------
Total Convertible Preferred Stock                                          1,388
(Cost $1,411)                                                          =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 2.6%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                               (000s)
Commercial Paper 0.8%
Eastman Kodak Co.
         6.030% due 06/06/2000                            $       100         99
Procter & Gamble Co.
         6.080% due 06/02/2000                                  2,000      1,979
                                                                       ---------
                                                                           2,078
                                                                       =========
Repurchase Agreement 1.8%
State Street Bank
         5.600% due 04/03/2000                                  4,851      4,851
(Dated 03/31/2000. Collateralized by
Federal Home Loan Bank
         6.000% due 08/15/2002 valued at $4,950.
Repurchase proceeds are $4,853.)                                       ---------
                                                                           4,851
                                                                       =========



                                                       See accompanying notes 53

Real Return Bond Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
U.S. Treasury Bills 0.0%
         5.750% due 04/27/2000                                    100 $      100
                                                                      ----------

Total Short-Term Instruments                                               7,029
(Cost $7,029)                                                         ==========

Total Investments (a) 155.7%                                          $  420,273
(Cost $416,252)

Other Assets and Liabilities (Net) (55.7%)                             (150,412)
                                                                      ----------

Net Assets 100.0%                                                     $  269,861
                                                                      ==========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of 416,943 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $    3,644

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (314)
                                                                      ----------

Unrealized appreciation-net                                           $    3,330
                                                                      ==========

(b) Securities with an aggregate market value of $179 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:


                                                         # of         Unrealized
Type                                                Contracts     (Depreciation)
--------------------------------------------------------------------------------
U.S. Treasury 5 Year Note (06/2000)                       179         $    (174)
                                                                      ----------
(c) Subject to financing transaction.

(d) Variable rate security. The rate listed is as of March 31,2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000.

                                                    Principal
                                                       Amount         Unrealized
                                   Covered by      Settlement      Appreciation/
Type           Currency              Contract           Month     (Depreciation)
--------------------------------------------------------------------------------
Sell                 C$                   523         05/2000         $      (1)
Sell                                    1,711         06/2000               (16)
Buy                  EC                   529         04/2000                 0
Sell                                    5,181         04/2000                26
Sell                 JY                53,500         04/2000               (20)
Sell                                  215,663         05/2000               (57)
Buy                  N$                   524         04/2000                 5
Sell                                    4,880         04/2000               (72)
Sell                                      845         05/2000                (3)
Buy                  SK                 4,342         04/2000                 1
Sell                                   10,512         04/2000                (8)
                                                                      ----------
                                                                      $    (145)
                                                                      ==========

(f) Principal amount denoted in indicated currency:

         C$ - Canadian Dollar
         EC - Euro
         JY - Japanese Yen
         N$ - New Zealand Dollar
         SK - Swedish Krona

(g) Principal amount of security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000.

                                                           Notional   Unrealized
Type                                                         Amount Appreciation
--------------------------------------------------------------------------------
Receive fixed rate equal to 0.47% and
the Fund will pay to the counterparty at par in the event of default of Enron Corp. 6.450% due 11/15/2001.

Broker: Goldman Sachs
Exp. 08/31/2000                                   $     1,000         $       0

Receive fixed rate equal to 0.41% and
the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Goldman Sachs
Exp. 11/10/2002                                         1,000                 0
                                                                      ----------
                                                                      $       0
                                                                      ==========


54  See accompanying notes

Schedule of Investments
Short Duration Municipal Income
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 97.5%
--------------------------------------------------------------------------------
Arizona 0.9%
Arizona State Transportation Board
Excise Tax Revenue Bond, (MBIA Insured),
Series 1989 7.000% due 07/01/2000                         $       100  $     101
                                                                       ---------
California 4.7%
California Health Facilities Finance Authority
Revenue Bond, Series 1995 4.250% due 07/01/2011                   500        500
                                                                       ---------
Colorado 6.5%
Denver Colorado Health & Hospital Revenue Bond,
Series 1998 5.000% due 12/01/2002                                 500        493

Denver, Colorado City and County Airport Revenue Bond,
Series 1990 8.100% due 11/15/2000                                 200        203
                                                                       ---------
                                                                             696
                                                                       =========
Florida 18.5%
Atlantic Beach Florida Health Care Facilities Revenue Bond,
(ACA Insured), Series 1999 5.000% due 10/01/2001                  500        500

Gulf Breeze Florida Revenue, (MBIA Insured),
Series 1997 4.372% due 12/01/2017 (b)                             500        469

Orlando Florida, Waste Water Systems Revenue Bonds,
Series 1997 3.500% due 10/01/2015 (b)                             600        524

Port Palm Beach District Florida Revenue, (MBIA Insured),
Series 1999 A 4.200% due 09/01/2001                               500        496
                                                                       ---------
                                                                           1,989
                                                                       =========
Georgia 9.4%
Dalton, Georgia Utilities Revenue Bond, (MBIA Insured),
Series 1997 4.750% due 01/01/2001                                 500        502

Fulton County Georgia Water & Sewer Revenue Bond,
(FGIC Insured), Series 1992 5.625% due 01/01/2001                 500        505
                                                                       ---------
                                                                           1,007
                                                                       =========
Hawaii 11.4%
Hawaii Airport Systems Revenue Bonds, (MBIA Insured),
Series 1991 6.600% due 07/01/2004                                 500        519

Hawaii State General Obligation Bonds, Series 1993
5.500% due 07/01/2001                                             500        505

Hawaii State Housing Finance & Development Corp.
Revenue, Series 1998 4.250% due 07/01/2001                        195        195
                                                                       ---------
                                                                           1,219
                                                                       =========
Indiana 2.3%
Indiana State Educational Facilities Authority Revenue
Bonds, Series 1998 4.000% due 10/15/2000                          250        250
                                                                       ---------
Maine 5.1%
Eastport Maine Industrial Development Revenue,
(LOC-Wachovia Bank), Series 1989
4.750% due 11/15/2001                                             250        251
5.100% due 11/15/2003                                             300        301
                                                                       ---------
                                                                             552
                                                                       =========
Minnesota 2.5%
Minnesota State Higher Education Facilities Authority
Revenue, Series 1998 4.500% due 03/01/2001                        270        271
                                                                       ---------
Missouri 2.2%
Missouri State Housing Development Community
Mortgage Revenue Bonds, (GNMA/FNMA Insured),
Series 1996 7.100% due 09/01/2027                                 225        241
                                                                       ---------
Nevada 4.6%
Carson City Nevada School District General Obligation
Bond, (FGIC Insured), Series 1990 6.600% due 04/01/2001           485        496
                                                                       ---------
New York 4.6%
New York State Dormitory Authority Revenue Bond,
(MBIA Insured), Series 1999 4.300% due 07/01/2002                 500        493
                                                                       ---------
Pennsylvania 4.7%
Dauphin County, Pennsylvania General Authority Bond,
(AMBAC Insured), Series 1997 4.450% due 09/01/2032                500        500
                                                                       ---------
Rhode Island 4.9%
Convention Center Authority Rhode Island Revenue Bond,
(MBIA Insured), Series 1991 6.700% due 05/15/2020                 500        521
                                                                       ---------
Texas 9.2%
Midlothian Texas Independent School District General
Obligation Bond, (PSF-GTD Insured), Series 1999
0.000% due 02/15/2001                                             500        482

Tarrant County, Texas Water Control & Refund & Import,
(AMBAC Insured), Series 1992 5.750% due 03/01/2013                500        507
                                                                       ---------
                                                                             989
                                                                       =========
Wisconsin 6.0%
Oshkosh Water Revenue Bonds, Series 1999
4.700% due 01/01/2002                                             500        498

Wisconsin State Health & Education Facilities
Authority Revenue Bond, (MBIA Insured), Series 1991
6.000% due 11/15/2000                                             150        151
                                                                       ---------
                                                                             649
                                                                       ---------
Total Municipal Bonds & Notes                                             10,474
(Cost $10,468)                                                         =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 1.0%
--------------------------------------------------------------------------------
Commercial Paper 1.0%
SSgA Tax Free Money Market
3.282% due 04/03/2000                                             102        102
                                                                       ---------

Total Short-Term Instruments                                                 102
(Cost $102)                                                            =========

Total Investments (a) 98.5%                                            $  10,576
(Cost $10,570)

Other Assets and Liabilities (Net) 1.5%                                      159
                                                                       ---------

Net Assets 100.0%                                                      $  10,735
                                                                       =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $10,570 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $      29

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                 (23)
                                                                       ---------

Unrealized appreciation-net                                            $       6
                                                                       =========

(b) Variable rate security. The rate listed is as of March 31, 2000.



                                                      See accompanying notes  55

Schedule of Investments
Short Term Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 28.6%
--------------------------------------------------------------------------------
Banking & Finance 20.1%
Associated Corp. of North America
         6.450% due 09/15/2000                           $        900   $    896
Banco Nacional Obra Services
         9.625% due 11/15/2003                                  6,900      7,124
BankBoston Corp.
         6.125% due 03/15/2002                                  1,000        974
Bankers Trust Corp.
         6.200% due 05/11/2003 (d)                             11,000     10,997
Donaldson, Lufkin & Jenrette
         6.625% due 05/25/2026 (d)                                189        189
DQE Capital Corp.
         6.539% due 01/15/2002 (d)                              2,000      2,000
Ford Motor Credit Corp. (d)
         6.210% due 08/27/2001                                  3,000      3,000
         6.341% due 03/19/2002                                  4,295      4,306
         6.320% due 12/16/2002                                 10,000      9,976
General Motors Acceptance Corp. (d)
         6.130% due 01/08/2002                                  1,000        999
         6.165% due 04/29/2002                                  2,450      2,451
         6.299% due 11/12/2002                                  9,600      9,613
         6.190% due 08/18/2003                                 16,575     16,486
Goldman Sachs Group
         6.270% due 01/17/2003 (d)                              8,000      8,005
Heller Financial, Inc.
         6.280% due 04/22/2002 (d)                             15,000     14,992
Korea Development Bank
         6.250% due 05/01/2000                                    585        585
         7.154% due 10/06/2000 (d)                              2,000      2,000
         9.450% due 03/15/2001                                    375        380
         7.900% due 02/01/2002                                    900        897
         7.625% due 10/01/2002                                  2,500      2,465
Korean Export-Import Bank
         6.500% due 05/15/2000                                  2,170      2,169
Lehman Brothers Holdings, Inc.
         6.798% due 05/07/2002 (d)                              3,000      3,011
         6.690% due 04/04/2003 (d)                              3,000      3,044
Midamerican Funding LLC
         5.850% due 03/01/2001                                  1,000        986
Morgan Stanley, Dean Witter, Discover and Co.
         6.165% due 01/28/2002 (d)                              8,600      8,601
Nacional Financiera
         8.000% due 06/19/2000                                  1,000        999
Protective Life Funding Trust
         6.390% due 01/17/2003 (d)                              2,000      2,000
Racers
         6.340% due 03/03/2003 (d)                             10,000     10,000
Residential Funding Mortgage Securities, Inc.
         7.143% due 12/01/2018 (d)                              1,095      1,117
Salomon, Smith Barney Holdings
         3.650% due 02/14/2002                                  3,191      3,135
Sears Roebuck Acceptance Corp.
         6.500% due 06/15/2000                                    700        699
         6.180% due 08/15/2000                                    500        499
Transamerica Finance Corp.
         6.394% due 12/14/2001 (d)                              4,000      3,998
U.S. Bancorp
         6.279% due 02/03/2003 (d)                              3,700      3,699
                                                                        --------
                                                                         142,292
                                                                        ========
Industrials 3.7%
Air Canada
         6.800% due 07/31/2005 (d)                              2,000      1,800
Amerco, Inc.
         6.890% due 10/15/2000                                  5,000      4,949
COFIRI International, Inc.
         6.503% due 10/27/2000 (d)                              2,000      1,994
ITT Corp.
         6.250% due 11/15/2000                                  3,000      2,954
J Seagram & Sons
         6.526% due 04/10/2000 (d)                              1,100      1,084
Petroleos Mexicanos
         9.375% due 12/02/2008                                  1,000      1,028
Raytheon Co.
         6.300% due 08/15/2000                                  2,000      1,992
Time Warner, Inc.
         6.100% due 12/30/2001                                  3,000      2,933
Williams Communications Group, Inc.
         6.540% due 11/15/2001                                  7,500      7,500
                                                                        --------
                                                                          26,234
                                                                        ========
Utilities 4.8%
Central Maine Power Co.
         6.500% due 06/14/2000                                  7,800      7,784
Central Power & Light Co.
         6.540% due 02/22/2002 (d)                              2,000      1,980
Enron Corp.
         6.577% due 09/10/2001 (d)                              2,000      2,002
Kerr-McGee Corp.
         6.414% due 08/01/2001 (d)                              2,000      2,000
Pennsylvania Power & Light
         6.000% due 06/01/2000                                 19,000     18,974
UGI Utilities, Inc.
         6.170% due 03/06/2001                                    250        247
United Telecom, Inc.
         9.750% due 04/01/2000                                  1,000      1,000
                                                                        --------
                                                                          33,987
                                                                        --------
Total Corporate Bonds & Notes                                            202,513
(Cost $202,419)                                                         ========

--------------------------------------------------------------------------------
 MUNICIPAL BONDS & NOTES 0.3%
--------------------------------------------------------------------------------
North Carolina 0.3%
North Carolina State Education Assistance
Authority Revenue Bonds, (GTD Insured), Series 2000
6.105% due 06/01/2009 (d)                                       2,000      2,000
                                                                        --------
Total Municipal Bonds & Notes                                              2,000
(Cost $2,000)                                                           ========

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 8.0%
--------------------------------------------------------------------------------
Federal Home Loan Bank
         0.000% due 05/12/2000 (d)                             10,000     10,000
         6.750% due 01/02/2002                                 35,000     34,883
Federal National Mortgage Assn
         6.625% due 01/15/2002                                 10,000      9,947
Student Loan Marketing Assn
         5.711% due 04/25/2004 (d)                              1,582      1,580
         6.395% due 10/25/2004 (d)                                600        599
                                                                        --------
Total U.S. Government Agencies                                            57,009
(Cost $57,081)                                                          ========

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 2.1%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (f)
         3.625% due 07/15/2002                                  7,373      7,352
         3.625% due 01/15/2008                                  5,743      5,592
         3.875% due 01/15/2009                                  1,954      1,934
                                                                        --------
Total U.S. Treasury Obligations                                           14,878
(Cost $14,902)                                                          ========

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 23.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 14.5%
CMC Securities Corp.
         7.500% due 02/25/2023                                  2,522      2,515
Dime Savings
         6.689% due 11/01/2018 (d)                                263        238
Donaldson, Lufkin & Jenrette
         7.580% due 10/17/2020 (d)                                547        561
         7.776% due 09/01/2021 (d)                                 33         33
Federal Home Loan Mortgage Corp.
         6.000% due 03/15/2005                                    568        566
         6.000% due 02/15/2007                                    577        576
         6.210% due 10/25/2014                                    214        214
         6.500% due 10/25/2014                                  4,150      4,048
         5.750% due 10/15/2016                                     62         62
         6.000% due 07/15/2019                                  5,263      5,182

56  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Federal National Mortgage Assn.
         6.000% due 02/25/2008                           $      1,273   $  1,240
         5.523% due 07/25/2008 (d)                              1,344      1,313
         6.000% due 08/18/2016                                 38,359     37,813
         6.500% due 11/25/2017                                  1,436      1,430
         5.875% due 03/25/2018                                    112        111
         5.850% due 05/25/2019                                    736        732
         6.000% due 08/25/2020                                  2,390      2,339
         5.000% due 02/25/2022                                    114        112
         6.500% due 09/18/2023                                  2,082      2,042
         8.960% due 06/25/2032                                  9,892     10,124
First Plus Home Loan Trust
         6.060% due 09/10/2011                                  4,115      4,105
General Electric Capital Mortgage Services, Inc.
         6.750% due 12/25/2012                                  6,082      5,991
Greenwich
         7.589% due 04/25/2022 (d)                                 83         84
         7.337% due 10/25/2022 (d)                                 45         45
Housing Securities, Inc.
         6.000% due 02/25/2008                                  1,237      1,227
Independent National Mortgage Corp.
         7.250% due 11/25/2010                                  4,000      3,949
Prudential Bache
         6.151% due 09/01/2018 (d)                                 24         22
Prudential Home Mortgage Securities
         6.950% due 11/25/2022                                    233        212
Salomon Brothers Mortgage Securities
         6.475% due 07/25/2029 (d)                              4,224      4,226
Structured Asset Securities Corp.
         7.000% due 01/20/2021                                      7          7
TMA Mortgage Funding Trust
         6.259% due 01/25/2029                                 11,432     11,432
                                                                        --------
                                                                         102,551
                                                                        ========
Federal Home Loan Mortgage Corporation 0.1%
         7.500% due 11/01/2001                                  1,039      1,040
                                                                        --------
Federal National Mortgage Association 2.2%
         6.000% due 12/18/2014                                  8,017      7,932
         6.150% due 09/25/2016                                  6,135      6,051
         8.500% due 01/01/2026                                  1,891      1,930
                                                                        --------
                                                                          15,913
                                                                        ========
Government National Mortgage Association 6.3%
         6.375% due 02/20/2024-04/20/2025 (d)(e)               11,919     11,987
         6.750% due 09/20/2023-08/20/2027 (d)(e)                8,287      8,331
         7.125% due 11/20/2026 (d)                             14,659     14,802
         8.000% due 04/19/2030                                  3,950      3,995
         8.500% due 06/20/2027                                  5,473      5,586
                                                                        --------
                                                                          44,701
                                                                        ========
Other Mortgage-Backed Securities 0.4%
CDC Depositor Trust I
         6.913% due 12/14/2001 (d)                              2,000      2,008
First Nationwide Trust
         6.430% due 10/25/2018 (d)                                 10         10
Resolution Trust Corp.
         6.472% due 05/25/2029 (d)                                604        585
                                                                        --------
                                                                           2,603
                                                                        ========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
         7.000% due 06/15/2019                                  4,954        432
Federal National Mortgage Association (IO)
         7.000% due 07/25/2006                                  1,549        103
         6.500% due 12/25/2006                                  2,065         59
         6.500% due 06/25/2017                                  1,232         38
         6.500% due 10/25/2023                                  1,561        196
                                                                        --------
                                                                             828
                                                                        --------
Total Mortgage-Backed Securities                                         167,636
(Cost $169,589)                                                         ========

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 12.6%
--------------------------------------------------------------------------------
Advanta Revolving Home Equity Loan Trust
         6.249% due 01/25/2024 (d)                                276        275
American Residential Eagle
         6.219% due 07/25/2029 (d)                              1,836      1,835
Associates Manufactured Housing
         7.000% due 03/15/2027                                    685        684
Banc One Auto Grantor Trust
         6.290% due 07/20/2004                                  2,870      2,847
Bay View Financial Revolving
         7.179% due 08/25/2029 (d)                              2,000      1,967
Brazos Student Loan Finance Co.
         6.430% due 06/01/2023 (d)                             20,000     19,797
Chase Manhattan Grantor Trust
         5.200% due 02/15/2002                                    303        303
Columbia/HCA Healthcare
         7.880% due 09/15/2001                                  3,000      2,948
Community Trust Bancorp, Inc.
         6.500% due 09/15/2003                                    799        798
Delta Funding Home Equity Loan
         6.191% due 09/15/2029 (d)                              1,931      1,939
Empire Funding Home Loan Owner Trust
         7.160% due 05/25/2012                                    941        937
First Security Auto Owner Trust
         5.580% due 06/15/2003                                 10,000      9,900
Ford Credit Auto Owner Trust
         5.850% due 10/15/2001                                  1,346      1,343
Frag Limited
         8.423% due 03/31/2006                                  2,500      2,488
General Electric Capital Mortgage Services, Inc.
         7.150% due 09/25/2026                                    678        676
Green Tree Home Improvement Loan
         6.055% due 08/15/2029 (d)                              2,916      2,912
IMC Home Equity Loan Trust
         6.310% due 12/20/2012                                    130        130
Metris Master Trust
         6.721% due 04/20/2006 (d)                              6,000      6,035
MLCC Mortgage Investors, Inc.
         6.265% due 03/15/2025 (d)                              3,628      3,642
Money Store Home Equity Trust
         6.345% due 11/15/2021 (d)                                145        143
Onyx Acceptance Auto Trust
         6.180% due 04/15/2002                                  1,110      1,108
         5.500% due 10/15/2002                                  2,207      2,191
Premier Auto Trust
         6.250% due 06/06/2001                                    398        398
Salomon Brothers Mortgage Securities (d)
         6.305% due 11/15/2029                                  1,901      1,903
         7.043% due 11/15/2029                                  2,000      2,000
         6.219% due 02/25/2030                                  4,975      4,940
The Money Store Home Equity Trust
         6.635% due 09/15/2014                                  7,500      7,461
UAF Auto Grantor Trust
         6.100% due 06/15/2004                                  1,232      1,218
UniCapital Corp.
         6.540% due 07/23/2002                                  2,000      1,993
USAA Auto Loan Grantor Trust
         5.800% due 01/15/2005                                    463        459
WFS Financial Owner Trust
         5.385% due 08/20/2001                                  1,550      1,548
         6.150% due 09/20/2002                                  2,220      2,212
                                                                        --------
Total Asset-Backed Securities                                             89,030
(Cost $89,291)                                                          ========

 SOVEREIGN ISSUES 1.7%

Republic of Korea
         8.594% due 04/08/2000 (d)                              3,456      3,469
United Mexican States
         7.439% due 06/27/2002 (d)                              9,000      8,873
                                                                        --------
Total Sovereign Issues                                                    12,342
(Cost $12,266)                                                          ========

--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (b)(c) 1.1%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior, S.N.C.
         8.750% due 09/28/2000                          BP      3,000      4,764
Commonwealth of New Zealand
         4.500% due 02/15/2016 (f)                      N$      5,400      2,630
Korea Development Bank
         6.940% due 10/18/2000 (d)                      JY        500        500
                                                                        --------
Total Foreign Currency-Denominated Issues                                  7,894
(Cost $9,020)                                                           ========


                                                       See accompanying notes 57

Short Term Fund
March 31, 2000                                              Principal
                                                               Amount     Value
                                                               (000s)    (000s)
-------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 38.8%
-------------------------------------------------------------------------------
Certificates of Deposit 1.4%
Commerzbank AG
         6.200% due 05/10/2000                           $     10,000 $  10,000
                                                                      =========
Commercial Paper 36.5%
Bank One Corp.
         5.920% due 05/15/2000                                 23,500    23,338
         6.060% due 05/22/2000                                 10,000     9,918
British Telecom
         5.890% due 05/08/2000                                 10,700    10,639
         5.910% due 05/26/2000                                  7,400     7,336
Conagra, Inc.
         5.990% due 04/19/2000                                  5,000     4,987
         6.150% due 05/08/2000                                  8,200     8,151
Cox Communication
         6.050% due 04/10/2000                                  6,900     6,892
         6.250% due 04/13/2000                                  6,000     5,989
Dana Credit Corp.
         6.040% due 04/11/2000                                 22,000    21,970
         6.110% due 04/25/2000                                  2,800     2,790
Dominion Residential, Inc.
         6.050% due 04/03/2000                                 25,000    25,000
         6.140% due 06/05/2000                                  7,000     6,922
Eastman Kodak Co.
         6.060% due 06/12/2000                                 12,000    11,852
Finova Capital Corp.
         6.140% due 06/08/2000                                  7,000     6,921
Houston Industries
         6.000% due 04/13/2000                                 11,500    11,481
Monsanto Co.
         5.950% due 06/01/2000                                 16,600    16,427
Motorola, Inc.
         6.090% due 06/02/2000                                  4,500     4,452
National Rural Utilities
         6.080% due 06/14/2000                                  4,500     4,442
Oesterreich Kontrollbank
         5.960% due 06/15/2000                                  1,000       987
Sumitomo Bank
         6.050% due 04/13/2000                                 10,400    10,382
         6.190% due 04/13/2000                                  6,000     5,990
Tyco International
         6.180% due 04/03/2000                                 10,000    10,000
         6.100% due 04/10/2000                                  8,000     7,991
U.S. West Capital Fund
         6.330% due 04/03/2000                                  8,500     8,500
Xerox Credit Corp.
         6.080% due 06/13/2000                                 25,000    24,688
                                                                      ---------
                                                                        258,045
                                                                      =========
Repurchase Agreement 0.9%
State Street Bank
         5.600% due 04/03/2000                                  6,665     6,664
         (Dated 03/31/2000. Collateralized by
         Federal Home Loan Bank
         6.000% due 08/15/2002 valued at $6,801
         Repurchased proceeds are $6,668.)
                                                                      ---------
                                                                          6,664
                                                                      ---------
Total Short-Term Instruments                                            274,709
(Cost $274,750)                                                       =========

Total Investments (a) 116.8%                                          $ 828,011
(Cost $831,318)

Other Assets and Liabilities (Net) (16.8%)                             (119,010)
                                                                      ---------
Net Assets 100.0%                                                     $ 709,001
                                                                      =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $831,129 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value
over tax cost.                                                        $   1,016

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (4,134)
                                                                      ---------

Unrealized depreciation-net                                           $  (3,118)
                                                                      =========

(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                        Principal
                                           Amount                     Unrealized
                                       Covered by     Settlement   Appreciation/
Type            Currency                 Contract          Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                  BP                    3,327        04/2000            (59)
Sell                  N$                    5,023        05/2000             23
                                                                      ---------
                                                                      $     (36)
                                                                      =========

(c) Principal amount denoted in indicated currency:

          BP - British Pound
          JY - Japanese Yen
          N$ - New Zealand Dollar

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                          Notional Appreciation/
Type                                                        Amount(Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.600%

Broker: Warburg Dillon Read LLC
Exp. 01/15/2002                                           $    10,600 $     (24)

Receive fixed rate equal to 0.43% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc.
7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 07/11/2003                                                 5,000         0

Receive fixed rate equal to 0.23% and the Fund will pay to the counterparty at par in the event of default of Associates Corp.
6.000% due 04/15/2003.

Broker: Warburg Dillon Read LLC
Exp. 01/14/2003                                                 4,000         0

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas &
Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                                 5,000         0

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors
Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                                 5,000         0
                                                                      ---------
                                                                      $     (24)
                                                                      =========

(h) Reverse repurchase agreements were entered into March 24, 2000 paying interest at 6.02%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                         Maturity      Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 6.000%                     08/18/2016 $  37,813
Government National Mortgage Assn. 6.750%                  09/20/2023     2,140
                                                                      ---------
                                                                      $  39,953
                                                                      =========

58  See accompanying notes

StocksPLUS Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 33.2%
--------------------------------------------------------------------------------
Banking & Finance 13.8%
AT&T Capital Corp.
         7.110% due 09/13/2001 (d)                            $ 2,100   $  2,094
         6.310% due 04/23/2002 (d)                              5,725      5,741
Banco Latinoamericano SA
         7.156% due 11/30/2001                                 19,500     19,482
CIT Group, Inc.
         6.200% due 10/20/2000                                  3,600      3,586
Ford Motor Credit Corp.
         6.240% due 11/16/2001 (d)                             11,000     11,009
         6.341% due 03/19/2002 (d)                                590        591
         6.300% due 07/16/2002 (d)                              6,500      6,516
         6.320% due 12/16/2002 (d)                              3,600      3,591
         6.224% due 02/13/2003 (d)                             15,000     14,964
General Motors Acceptance Corp.
         6.190% due 02/25/2002 (d)                              1,000        998
Heller Financial, Inc.
         6.370% due 10/22/2001 (d)                             10,800     10,828
Household Finance Corp.
         6.349% due 06/22/2001 (d)                              5,000      5,012
HRPT Properties Trust
         7.280% due 07/09/2007                                  5,000      4,998
Lehman Brothers Holdings, Inc.
         6.840% due 07/15/2002 (d)                              2,700      2,717
         6.690% due 04/04/2003 (d)                              9,400      9,538
         6.700% due 11/30/2006 (d)                              1,910      1,762
MBNA America Bank NA
         6.420% due 06/10/2004 (d)                             10,000      9,972
Mercury Finance Co.
        10.743% due 03/23/2001                                 16,000     15,520
Merrill Lynch & Co.
         6.280% due 10/10/2000 (d)                              3,000      3,006
         6.610% due 11/20/2000                                 10,000     10,030
         6.261% due 06/18/2001 (d)                             10,000      9,949
         6.480% due 01/11/2002 (d)                              8,550      8,573
         6.300% due 02/04/2003 (d)                              6,000      5,922
MFN Financial Corp.
         6.460% due 09/13/2001 (d)                              4,000      3,992
Nacional Financiera
         9.549% due 12/01/2000 (d)                             10,000      9,950
Residential Reinsurance
         9.761% due 06/01/2000 (d)                              5,000      4,964
Salomon, Smith Barney Holdings
         3.650% due 02/14/2002 (g)                              2,127      2,090
         6.224% due 04/02/2002 (d)                              3,600      3,607
         6.320% due 02/11/2003 (d)                              5,000      5,001
         6.530% due 03/26/2003                                  5,000      4,997
Wells Fargo Co.
         6.780% due 05/02/2005 (d)                              6,400      6,400
                                                                         207,400
Industrials 10.7%
Air Canada
         6.800% due 07/31/2005 (d)                             12,000     10,800
Amerco, Inc.
         6.890% due 10/15/2000                                 16,800     16,627
Arrow Electronics, Inc.
         6.860% due 11/24/2000 (d)                             15,000     14,996
Atlas Air, Inc.
         9.820% due 04/04/2003 (d)                              7,000      7,000
Black & Decker
         6.606% due 12/20/2001 (d)                              7,250      7,319
COFIRI International, Inc.
         6.503% due 10/27/2000 (d)                              2,000      1,995
Cemex SA
        10.750% due 07/15/2000                                  3,650      3,685
CSX Corp.
         6.430% due 06/15/2000 (d)                             10,000      9,995
El Paso Energy Corp.
         6.690% due 07/15/2001 (d)                              4,600      4,603
Gold Eagle
        11.453% due 04/16/2001                                 10,000      9,988
J Seagram & Sons
         6.526% due 04/10/2000 (d)                              2,400      2,364
Marlin Water Trust
         7.090% due 12/15/2001                                  4,049      3,988
Merita
         6.471% due 12/01/2005 (d)                              1,000      1,000
Norfolk Southern Corp.
         6.700% due 05/01/2000                                  2,600      2,599
Petroleos Mexicanos
         7.600% due 06/15/2000                                  2,050      2,055
         8.402% due 07/15/2005 (d)                             15,000     14,813
Stone Container Corp.
        10.750% due 10/01/2002                                  3,435      3,482
TCI Communications, Inc.
         6.790% due 04/03/2002 (d)                             11,600     11,766
         6.850% due 03/11/2003 (d)                              4,000      4,088
TRW, Inc.
         6.601% due 06/28/2000 (d)                              8,900      8,899
Tyco International Group SA
         6.819% due 03/05/2001 (d)                             14,200     14,192
Williams Communications Group, Inc.
         6.540% due 11/15/2001                                  4,200      4,200
                                                                      ----------
                                                                         160,454
                                                                      ==========
Utilities 8.7%
Beaver Valley Funding Corp.
         8.250% due 06/01/2003                                  1,754      1,741
Entergy Arkansas, Inc.
         7.720% due 03/01/2003                                  3,500      3,489
Hughes Electric
         7.451% due 10/23/2000                                  4,500      4,496
Kerr-McGee Corp.
         6.414% due 08/01/2001 (d)                             50,000     50,002
Niagara Mohawk Power
         7.125% due 07/01/2001                                  6,805      6,712
North Atlantic Energy
         9.050% due 06/01/2002                                    910        902
Public Service Enterprise Group, Inc.
         6.330% due 11/22/2000 (d)                             15,000     15,000
Sprint Capital Corp.
         6.386% due 11/15/2001 (d)                             25,600     25,620
Telecom Argentina
         9.375% due 06/12/2000                                 18,100     18,213
Western Massachusetts Electric
         7.750% due 12/01/2002                                  4,000      4,036
                                                                      ----------
                                                                         130,211
                                                                      ----------
Total Corporate Bonds & Notes                                            498,065
                                                                      ==========
(Cost $490,553)

--------------------------------------------------------------------------------
 U.S. GOVERNMENT AGENCIES 2.2%
--------------------------------------------------------------------------------
Student Loan Marketing Assn
         6.365% due 07/25/2004 (d)                                318        316
         6.089% due 10/25/2005 (d)                              8,935      8,894
         5.909% due 04/25/2006 (d)                              3,371      3,359
         6.635% due 07/25/2006 (d)                              3,006      2,996
         6.595% due 01/25/2007 (d)                              9,517      9,507
         6.565% due 04/25/2007 (d)                              8,080      8,040
                                                                      ----------
Total U.S. Government Agencies                                            33,112
                                                                      ==========
(Cost $33,097)

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 11.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
         3.625% due 07/15/2002 (g)                             95,005     94,738
         3.625% due 07/15/2002 (b)(g)                           5,793      5,777
         3.625% due 01/15/2008 (g)                             10,441     10,167
U.S. Treasury Notes
         5.500% due 05/31/2000 (b)                             61,260     61,241
                                                                      ----------
Total U.S. Treasury Obligations                                          171,923
                                                                      ==========
(Cost $171,587)

                                                       See accompanying notes 59

StocksPLUS Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)

--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 17.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 7.6%
Bank Mart
         6.883% due 03/01/2019 (d)                            $ 5,094   $  5,186
Countrywide Home Loans
         6.050% due 04/25/2029                                  6,367      6,239
Donaldson, Lufkin & Jenrette
         7.580% due 10/17/2020 (d)                                155        159
Federal Home Loan Mortgage Corp.
         5.876% due 05/18/2000 (d)                             20,000     20,000
         7.000% due 06/15/2023                                  1,460      1,458
         6.500% due 08/15/2023                                  8,631      8,453
Federal National Mortgage Assn
         6.769% due 04/25/2020 (d)                                 18         18
         6.500% due 05/18/2024                                  3,880      3,803
General Electric Capital Mortgage Services, Inc.
         6.300% due 09/25/2023                                  2,000      1,960
         6.250% due 10/25/2028                                    943        928
Greenwich
         7.337% due 10/25/2022 (d)                                 11         11
Headlands Mortgage Securities, Inc.
         7.250% due 11/25/2027                                 10,456     10,145
ICI Funding Corp. Secured Assets Corp.
         7.650% due 07/25/2028                                 10,122     10,099
Norwest Asset Securities Corp.
         6.750% due 08/25/2029                                  9,011      8,841
PaineWebber Mortgage
         6.468% due 02/25/2001 (d)                                464        460
PNC Mortgage Securities Corp.
         6.625% due 03/25/2028                                  7,903      7,675
Residential Funding Mortgage Securities, Inc.
         5.811% due 03/25/2018 (d)                              1,676      1,636
Resolution Trust Corp.
         6.900% due 05/25/2029 (d)                                103        104
Structured Asset Mortgage Investments, Inc.
         9.040% due 06/25/2029                                 19,417     20,022
Structured Asset Securities Corp.
         6.295% due 12/25/2000 (d)                              1,013      1,012
TMA Mortgage Funding Trust
         6.259% due 01/25/2029                                  5,756      5,756
                                                                      ----------
                                                                         113,965
                                                                      ==========
Federal Home Loan Mortgage Corporation 0.3%
         6.353% due 07/01/2019 (d)                              2,755      2,702
         6.781% due 06/01/2022 (d)                                436        446
         7.266% due 12/01/2022 (d)                                576        589
         8.500% due 04/01/2025-06/01/2025 (i)                     188        192
                                                                      ----------
                                                                           3,929
                                                                      ==========
Federal National Mortgage Association 0.6%
         6.020% due 05/01/2017 (d)                                269        262
         6.022% due 07/01/2018 (d)                                565        551
         6.023% due 11/01/2018-11/01/2028 (d)(i)                1,710      1,668
         6.026% due 08/01/2029 (d)                                316        308
         6.029% due 02/01/2031 (d)                                 90         88
         6.102% due 04/01/2018-11/01/2028 (d)(i)                  959        935
         6.500% due 09/01/2005                                  5,483      5,371
         7.443% due 05/01/2022 (d)                                333        342
                                                                      ----------
                                                                           9,525
                                                                      ==========
Government National Mortgage Association 5.2%
         6.320% due 02/16/2030 (d)                             30,481     30,439
         6.375% due 02/20/2026-02/20/2028 (d)(i)               20,732     20,771
         6.750% due 07/20/2018-07/20/2023 (d)(i)               17,718     17,867
         7.125% due 12/20/2022-12/20/2027 (d)(i)                9,310      9,415
                                                                      ----------
                                                                          78,492
                                                                      ==========
Mortgage-Backed Securities 3.2%
CS First Boston Mortgage Securities
         6.960% due 01/20/2004                                  2,522      2,497
Government National Mortgage Association
         6.618% due 02/16/2030 (d)                             29,585     29,643
         6.668% due 02/16/2030 (d)                             16,139     16,189
                                                                      ----------
                                                                          48,329
                                                                      ==========
Other Mortgage-Backed Securities 0.1%
California Federal Savings & Loan
         6.397% due 01/01/2019 (d)                                 22         22
Fund America
         7.166% due 06/25/2023 (d)                                124        126
J.P. Morgan & Co.
         6.570% due 01/25/2018 (d)                                304        299
Resolution Trust Corp.
         6.746% due 12/25/2023 (d)                                 13         13
Structured Asset Securities Corp.
         6.709% due 09/25/2036 (d)                                871        865
                                                                      ----------
                                                                           1,325
                                                                      ==========
Stripped Mortgage-Backed Securities 0.1%
Federal Home Loan Mortgage Corp. (IO)
         6.500% due 08/15/2006                                  2,034         96
         7.500% due 08/15/2019                                    639         22
Federal National Mortgage Association (IO)
         6.000% due 11/25/2000                                    168          3
         7.000% due 07/25/2006                                    310         21
         6.500% due 02/25/2021                                  2,746        180
         7.000% due 07/25/2021                                    728        111
         6.500% due 03/25/2023                                  4,089        451
                                                                      ----------
                                                                             884
                                                                      ----------
Total Mortgage-Backed Securities                                         256,449
                                                                      ==========
(Cost $258,701)

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 5.4%
--------------------------------------------------------------------------------
AFC Home Equity Loan Trust
         6.029% due 06/25/2028 (d)                             10,948     10,918
Allied Waste Industries, Inc.
         8.938% due 07/30/2006                                    819        743
Allied Waste North America, Inc.
         8.938% due 07/30/2006 (d)                              1,455      1,320
         9.125% due 07/30/2007 (d)                              2,092      1,898
         9.188% due 07/30/2007 (d)                                636        578
Argentina Funding Corp.
         6.331% due 05/20/2003 (d)                             16,000     16,016
Bayview Financial Acquisition
         6.429% due 02/25/2029 (d)                              5,833      5,837
Community Trust Bancorp, Inc.
         6.500% due 09/15/2003                                    932        931
Green Tree Home Improvement Loan
         6.105% due 11/15/2029 (d)                             11,460     11,467
Salomon Brothers Mortgage Securities
         6.219% due 02/25/2030 (d)                             23,582     23,413
Stone Container Corp.
         9.500% due 10/01/2003                                  4,136      4,135
         9.625% due 10/01/2003 (d)                              4,136      4,135
                                                                      ----------
Total Asset-Backed Securities                                             81,391
                                                                      ==========
(Cost $81,986)

--------------------------------------------------------------------------------
 SOVEREIGN ISSUES 2.4%
--------------------------------------------------------------------------------
Government of Croatia
         7.000% due 02/27/2002                                  3,000      2,912
Hydro Quebec
         6.500% due 09/29/2049 (d)                              1,000        867
Nacional Financiera
         7.975% due 05/08/2003 (d)                              6,000      5,957
Republic of Argentina
         6.813% due 03/31/2005 (d)                                176        165
        11.786% due 04/10/2005 (d)                              7,000      6,563
Republic of Panama
         7.001% due 05/14/2002 (d)                              1,373      1,354
United Mexican States
         7.439% due 06/27/2002 (d)                             10,000      9,858
         9.780% due 04/07/2004 (d)                              9,000      9,427
                                                                      ----------
Total Sovereign Issues                                                    37,103
                                                                      ==========
(Cost $44,467)

60  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 4.2%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
         4.500% due 02/15/2016                          N$      9,750 $    4,749
Export-Import Bank Korea
         3.840% due 10/06/2000 (d)                      DM     11,370      5,520
Kingdom of Sweden
         10.250% due 05/05/2000                         SK      1,000        116
Korea Development Bank
         2.560% due 06/26/2001                          JY  1,000,000      9,884
Tecnost International NV
         5.616% due 06/23/2004 (d)                      EC     34,100     33,473
United Mexican States
         8.750% due 05/30/2002                          BP      3,000      4,825
         7.000% due 06/02/2003                          C$      6,000      3,980
                                                                      ----------
Total Foreign Currency-Denominated Issues (e)(f)                          62,547
(Cost $64,835)                                                        ==========

--------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
S&P 500 Index June Futures (CME)
         Strike @ 725.00 Exp. 06/16/2002                 $         94         29
                                                                      ----------
Total Purchased Put Options                                                   29
(Cost $34)                                                            ==========

--------------------------------------------------------------------------------
COMMON STOCKS 1.5%
--------------------------------------------------------------------------------
                                                               Shares
Utilities 1.5%
Eastern Enterprises                                               800 $       48
Florida Progress Corp.                                        111,000      5,092
LG&E Energy Corp.                                              10,400        238
MCN Energy Group, Inc.                                        443,300     11,083
Northeast Utilities                                           252,000      5,418
                                                                      ----------
Total Common Stocks                                                       21,879
(Cost $21,615)                                                        ==========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 19.7%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                               (000s)
Commercial Paper 18.3%
Alcoa, Inc.
         5.920% due 05/12/2000                                $ 4,000      3,974
Bank One Corp.
         6.060% due 05/22/2000                                  8,000      7,934
Conagra, Inc.
         5.860% due 04/05/2000                                    200        200
         6.190% due 04/05/2000                                  4,400      4,398
         6.040% due 04/07/2000                                  1,400      1,399
         6.150% due 05/08/2000                                  8,500      8,449
         6.200% due 05/08/2000                                  2,800      2,783
Cox Communication
         6.050% due 04/10/2000                                    700        699
DaimlerChrysler AG
         6.100% due 06/29/2000                                  4,200      4,136
Dominion Residential, Inc.
         6.040% due 04/04/2000                                  4,000      3,999
         6.140% due 06/05/2000                                 33,000     32,645
E.I. Du Pont de Nemours
         5.890% due 05/22/2000                                 10,600     10,515
         6.030% due 06/06/2000                                  1,500      1,484
Eastman Kodak Co.
         6.030% due 06/07/2000                                  1,500      1,484
Federal Home Loan Mortgage Corp.
         5.960% due 06/15/2000                                    500        494
         5.970% due 06/15/2000                                 11,100     10,966
         5.980% due 06/15/2000                                  6,600      6,520
Federal National Mortgage Association
         5.940% due 06/01/2000                                    200        198
Finova Capital Corp.
         5.960% due 05/15/2000                                 11,000     10,924
         6.140% due 06/08/2000                                 16,000     15,814
Gannett Co., Inc.
         6.000% due 04/13/2000                                 30,000     29,950
General Motors Acceptance Corp.
         6.050% due 05/17/2000                                 10,000      9,926
Motorola, Inc.
         6.090% due 06/02/2000                                  1,300      1,287
Nabisco, Inc.
         6.090% due 04/05/2000                                 15,000     14,995
Nike, Inc.
         5.860% due 04/18/2000                                  1,000        998
Southwestern Public Service
         6.030% due 05/05/2000                                  5,500      5,471
Sumitomo Bank
         6.050% due 04/14/2000                                  3,000      2,994
         6.180% due 04/14/2000                                 12,000     11,977
Tampa Electric Co.
         6.010% due 04/24/2000                                 18,000     17,937
Texas Utilities Co.
         6.050% due 05/26/2000                                 25,000     24,777
         6.240% due 05/26/2000                                  5,000      4,954
TRW, Inc.
         6.060% due 04/17/2000                                  5,190      5,178
Xerox Credit Corp.
         5.890% due 05/16/2000                                  1,200      1,192
         6.050% due 05/18/2000                                 14,000     13,894
                                                                      ----------
                                                                         274,545
                                                                      ==========
Repurchase Agreement 1.1%
State Street Bank
         5.600% due 04/03/2000                                  5,524      5,524
         (Dated 03/31/2000. Collateralized by
         Federal Home Loan Bank
         6.000% due 08/15/2002 valued at $5,639.
         Repurchase proceeds are $5,527.)

Daiwa Securities
         6.180% due 04/03/2000                                 10,000     10,000
         (Dated 03/31/2000. Collateralized by
         U.S. Treasury Inflation Protected Securities
         3.782% due 07/15/2002 valued at $10,222.
         Repurchase proceeds are $10,005.)
                                                                      ----------
                                                                          15,524
                                                                      ==========
U.S. Treasury Bills (b) 0.3%
         5.454% due 05/25/2000                                  4,910      4,870
                                                                      ----------
Total Short-Term Instruments                                             294,939
(Cost $294,949)                                                       ==========


Total Investments (a) 97.2%                                           $1,457,437
(Cost $1,461,824)

Written Options (c) (0.1%)                                               (1,436)
(Premiums $1,231)

Other Assets and Liabilities (Net) 2.8%                                   42,794
                                                                      ----------
Net Assets 100.0%                                                     $1,498,795
                                                                      ==========

                                                      See accompanying notes  61

StocksPLUS Fund
March 31, 2000

--------------------------------------------------------------------------------
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $1,461,767 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $   5,232

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (9,562)
                                                                      ----------
Unrealized depreciation-net                                           $  (4,330)
                                                                      ==========
(b) Securities with an aggregate market value of $71,888 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                      # of         Appreciation/
Type                                             Contracts        (Depreciation)
--------------------------------------------------------------------------------
Eurodollar June Futures (03/2001)                    1,142            $    (301)
U.S. Treasury 5 Year Note (06/2000)                    237                 (315)
S&P 500 Index (06/2000)                              3,171               92,766
United Kingdom 90 Day LIBOR (09/2000)                   20                   19
                                                                      ----------
                                                                      $  92,169
                                                                      ==========
(c) Premiums received on written options:

                                                      # of
Type                                             Contracts    Premium      Value
--------------------------------------------------------------------------------
Call - CME S&P June Futures
         Strike @ 1540 Exp. 06/16/2000                  87   $    696   $   1044
Put - OTC Eurodollar vs. U.S. Dollar
         Strike @ 0.93 Exp. 04/19/2000          87,160,000        201        150
Put - CME Eurodollar December Futures
         Strike @ 93.00 Exp. 12/18/2000                111         83         96
Call - CME Eurodollar December Futures
         Strike @ 93.00 Exp. 12/18/2000                160         63         76
Call - CME Eurodollar December Futures
         Strike @ 92.75 Exp. 12/18/2000                 80         55         63
Put - CBOT U.S. Treasury Bond June Futures
         Strike @ 82.00 Exp. 05/20/2000                456        133          7
                                                             -------------------
                                                             $  1,231   $  1,436
                                                             ===================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                  Principal
                                     Amount                           Unrealized
                                 Covered by     Settlement         Appreciation/
Type         Currency              Contract          Month        (Depreciation)
--------------------------------------------------------------------------------
Sell               BP                 3,022        04/2000               $  (54)
Sell               C$                 5,773        06/2000                  (24)
Sell               EC                65,379        04/2000                  511
Buy                HF             2,000,000        09/2000                 (154)
Sell               JY             1,017,009        05/2000                 (248)
Sell               N$                 1,251        04/2000                   (8)
Sell                                  8,553        05/2000                   40
Buy                PZ               102,100        01/2001                  (49)
Buy                                  25,000        02/2001                  135
                                                                         -------
                                                                         $  149
                                                                         =======

(f) Principal amount denoted in indicated currency:

         BP - British Pound
         C$ - Canadian Dollar
         DM - German Mark
         EC - Euro
         HF - Hungarian Forint
         JY - Japanese Yen
         N$ - New Zealand Dollar
         PZ - Polish Zloty
         SK - Swedish Krona

(g) Principal amount of the security is adjusted for inflation.

(h) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                         Notional  Appreciation/
Type                                                       Amount (Depreciation)
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.130%.

Broker: Morgan Stanley & Co.
Exp. 09/29/2000                                          $ 68,991         $   0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.140%.

Broker: J.P. Morgan Securities, Inc.
Exp. 04/28/2000                                            21,000             0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.120%.

Broker: Lehman Brothers, Inc.
Exp. 06/30/2000                                            61,378             0

Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.180%.

Broker: J.P. Morgan Securities, Inc.
Exp. 03/16/2001                                           109,518             0

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                             2,400          (123)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%. In the event of default of Republic of Argentina Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                             1,100           (59)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                            10,000             0
                                                                       ---------
                                                                       $   (182)
                                                                       =========

(i) Securities grouped by coupon or range of coupons and represent a range of maturities.

Schedule of Investments
Strategic Balanced Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 CORPORATE BONDS & NOTES 40.6%
--------------------------------------------------------------------------------
Banking & Finance 18.1%
Abbey National Capital Trust I
         8.963% due 12/29/2049                                $   800    $   817
AT&T Capital Corp.
         7.000% due 08/15/2001                                    300        299
Bank of America Corp.
         6.625% due 06/15/2004                                  1,000        972
Bank of Tokyo - Mitsubishi
         8.400% due 04/15/2010                                    200        203
Bear Stearns Co., Inc.
         6.125% due 02/01/2003                                  1,100      1,058
Caithness Coso Fund Corp.
         6.800% due 12/15/2001                                  1,042      1,031
Caterpillar Financial Service Corp.
         6.875% due 08/01/2004                                  1,000        975
Countrywide Home Loans
         6.850% due 06/15/2004                                  1,000        972
First Security Corp.
         7.701% due 06/01/2005 (d)                              3,000      3,000
Ford Motor Credit Corp.
         6.300% due 07/16/2002 (d)                                300        301
         6.190% due 10/15/2002 (d)                              1,000      1,000
         6.320% due 12/16/2002 (d)                                200        200
         6.330% due 03/17/2003 (d)                                500        500
         5.750% due 02/23/2004                                  1,000        943
General Motors Acceptance Corp.
         6.190% due 08/18/2003 (d)                              1,000        995
         6.850% due 06/17/2004                                  1,000        975
Hyatt Equities LLC
         6.800% due 05/15/2000                                  2,695      2,692
Lehman Brothers Holdings, Inc.
         6.421% due 06/03/2002 (d)                                600        596
         6.840% due 07/15/2002 (d)                                305        307
         6.690% due 04/04/2003 (d)                                800        812
Merrill Lynch & Co.
         6.573% due 03/17/2004 (d)                                100         99
Nacional Financiera
         9.549% due 12/01/2000 (d)                                500        498
NationsBank Corp.
         7.033% due 02/18/2002 (d)                                100         97
New England Educational Loan Marketing
         6.310% due 06/11/2001 (d)                              2,000      1,999
Popular, Inc.
         6.400% due 08/25/2000                                  2,000      1,995
Republic New York Corp.
         5.279% due 10/28/2002 (d)                                100         99
Salomon, Smith Barney Holdings
         3.650% due 02/14/2002 (h)                              1,146      1,126
         6.224% due 04/02/2002 (d)                                200        200
Wells Fargo & Co.
         6.625% due 07/15/2004                                  1,000        977
Westdeutsche Landesbank
         6.050% due 01/15/2009                                  2,500      2,237
                                                                       ---------
                                                                          27,975
                                                                       =========
Industrials 13.8%
AMR Corp.
         10.000% due 02/01/2001                                   400        407
         9.430% due 05/10/2001                                  1,000      1,017
Conagra, Inc.
         6.340% due 06/12/2000 (d)                              2,000      1,999
DaimlerChrysler Holdings
         6.900% due 09/01/2004                                  1,000        981
DTE Capital Corp.
         8.350% due 11/15/2038 (d)                              1,000        963
El Paso Energy Corp.
         6.690% due 07/15/2001 (d)                                200        200
Grupo Televisa SA
         13.250% due 05/15/2008                                 1,250      1,234
Lockheed Martin Corp.
         6.850% due 05/15/2001                                  2,000      1,974
Norfolk Southern Corp.
         6.700% due 05/01/2000                                    100        100
Occidental Petroleum
         6.704% due 04/03/2000                                    600        600
Petroleos Mexicanos
         8.402% due 07/15/2005 (d)                              6,000      5,926
Reliant Energy, Inc.
         6.375% due 11/01/2003                                  1,000        963
Royal Bank of Scotland plc
         6.770% due 03/31/2049                          EC        600        574
Tyco International Group SA
         6.819% due 03/05/2001 (d)                                300        300
Waste Management, Inc.
         6.000% due 05/15/2001                                  1,500      1,442
Williams Communications Group, Inc.
         6.540% due 11/15/2001                                    200        200
Williams Holdings, Inc.
         6.680% due 06/13/2000                                  2,500      2,498
                                                                       ---------
                                                                          21,378
                                                                       =========
Utilities 8.7%
Arizona Public Service
         5.750% due 09/15/2000                                  2,000      1,987
Central Power & Light Co.
         6.710% due 11/23/2001 (d)                              2,000      2,001
Cleveland Electric/Toledo Edison
         7.190% due 07/01/2000                                    500        499
Dominion Resources, Inc.
         6.195% due 01/26/2001 (d)                                500        497
Entergy Arkansas, Inc.
         7.720% due 03/01/2003                                    200        199
New Century Energies, Inc.
         5.860% due 05/30/2000                                  1,000        998
Sierra Pacific Resources
         6.830% due 10/06/2000 (d)                              4,000      3,998
Sprint Capital Corp.
         6.386% due 11/15/2001 (d)                              1,700      1,701
System Energy Resources
         7.710% due 08/01/2001                                    650        650
Texas Utilities Co.
         6.410% due 11/21/2001                                  1,000        985
                                                                       ---------
                                                                          13,515
                                                                       ---------
Total Corporate Bonds & Notes                                             62,868
(Cost $63,361)                                                         =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.6%
--------------------------------------------------------------------------------
Student Loan Marketing Assn.
         5.129% due 06/30/2000 (d)                                900        900
         5.711% due 04/25/2004 (d)                                158        158
         6.635% due 07/25/2006 (d)                              2,024      2,018
         6.595% due 01/25/2007 (d)                                532        532
         6.565% due 04/25/2007 (d)                                418        416
                                                                       ---------
Total U.S. Government Agencies                                             4,024
(Cost $4,024)                                                          =========

--------------------------------------------------------------------------------
 U.S. TREASURY OBLIGATIONS 12.9%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities (h)
         3.625% due 07/15/2002 (i)                              6,320      6,302
         3.375% due 01/15/2007                                  3,194      3,075
         3.625% due 01/15/2008                                    209        203
U.S. Treasury Bonds
         10.625% due 08/15/2015                                   200        286
         8.875% due 08/15/2017                                  3,000      3,838
         8.750% due 08/15/2020                                    800      1,035
         8.000% due 11/15/2021 (i)                                500        609
         6.250% due 05/15/2030                                  2,300      2,434
U.S. Treasury Notes
         5.500% due 05/31/2000 (b)                              2,035      2,034
         5.125% due 08/31/2000                                    100        100
U.S. Treasury Strips
         0.000% due 05/15/2020                                    300         90
         0.000% due 11/15/2021                                    100         28
                                                                       ---------
Total U.S. Treasury Obligations                                           20,034
(Cost $19,582)                                                         =========

                                                       See accompanying notes 63

Strategic Balanced Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 MORTGAGE-BACKED SECURITIES 24.3%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 10.2%
Countrywide Home Loans
         6.050% due 04/25/2029                                $   289    $   283
Federal Home Loan Mortgage Corp.
         5.876% due 05/18/2000 (d)                              1,000      1,000
         5.500% due 07/15/2005                                     32         32
        10.150% due 04/15/2006                                      6          6
         7.000% due 05/15/2023                                  1,763      1,626
         6.500% due 08/15/2023                                    187        175
         6.500% due 03/15/2024                                    307        276
Federal National Mortgage Assn.
         6.740% due 08/25/2007                                    145        141
         5.700% due 06/25/2017                                  1,044      1,033
         9.500% due 06/25/2018                                    210        221
         4.000% due 01/25/2022                                    126        109
         5.000% due 04/25/2022                                     48         42
         7.000% due 06/25/2023                                    272        259
         6.500% due 12/25/2023                                    148        131
First Plus Home Loan Trust
         6.060% due 09/10/2011                                    823        821
General Electric Capital Mortgage Services, Inc.
         6.250% due 12/25/2028                                  1,481      1,326
GMAC Commercial Mortgage Securities, Inc.
         6.150% due 11/15/2007                                    274        260
Greenwich
         7.272% due 04/25/2022 (d)                                314        313
Housing Securities, Inc.
         5.864% due 07/25/2032 (d)                                738        738
Independent National Mortgage Corp.
         7.218% due 11/25/2024 (d)                                114        115
         8.432% due 11/25/2024 (d)                                 52         53
         8.350% due 06/25/2025                                    215        215
Morgan Stanley Capital
         6.590% due 10/03/2030                                    928        903
Norwest Asset Securities Corp.
         6.500% due 02/25/2029                                  2,000      1,826
         6.750% due 08/25/2029                                    437        429
PNC Mortgage Securities Corp.
         6.625% due 03/25/2028                                    320        311
         6.500% due 11/25/2029                                    999        910
Prudential Securities Secured Financing Corp.
         6.955% due 06/15/2008                                    965        944
Resecuritization Mortgage Trust
         6.069% due 04/26/2021 (d)                                447        435
Resolution Trust Corp.
         8.000% due 06/25/2026                                    831        828
Structured Asset Securities Corp.
         6.295% due 12/25/2000 (d)                                 96         96
                                                                       ---------
                                                                          15,857
                                                                       =========
Federal Home Loan Mortgage Corp. 0.2%
         8.500% due 03/01/2023                                    258        264
                                                                       ---------
Federal Housing Administration 2.5%
         6.000% due 03/20/2028                                  1,833      1,670
         6.930% due 07/01/2014 (d)                                533        474
         7.430% due 01/01/2023                                  1,723      1,682
                                                                       ---------
                                                                           3,826
                                                                       =========
Federal National Mortgage Assn. 0.7%
         6.130% due 03/01/2029 (d)                                350        341
         6.500% due 09/01/2005                                    249        244
         7.472% due 12/01/2023 (d)                                167        171
         8.500% due 07/01/2002-01/01/2008 (g)                     283        289
                                                                       ---------
                                                                           1,045
                                                                       =========
Government National Mortgage Assn. 10.2%
         6.000% due 04/19/2030                                  4,000      3,660
         6.375% due 04/20/2023-06/20/2027 (d)(g)                1,393      1,400
         6.500% due 01/15/2024-04/19/2030 (d)(g)                1,837      1,736
         6.750% due 07/20/2023-08/20/2026 (d)(g)                  616        621
         6.875% due 01/15/2001-02/01/2040 (g)                   1,000        963
         7.000% due 01/20/2027-04/19/2030 (d)(g)                1,432      1,388
         7.250% due 08/24/2024 (d)                                286        287
         7.500% due 05/15/2017-04/19/2030 (g)                   4,705      4,655
         8.000% due 09/15/2006-04/19/2030 (g)                     835        844
         9.500% due 09/15/2009-10/15/2009 (g)                      69         70
        10.750% due 09/15/2000-10/15/2000 (g)                      13         13
        16.000% due 10/15/2011-04/15/2012 (g)                     148        172
                                                                       ---------
                                                                          15,809
                                                                       =========
Mortgage-Backed Securities 0.1%
CS First Boston Mortgage Securities
         6.960% due 01/20/2004                                    204        202
                                                                       ---------
Other Mortgage-Backed Securities 0.3%
Home Savings of America
         5.722% due 05/25/2027 (d)                                549        521
                                                                       ---------
Stripped Mortgage-Backed Securities 0.1%
Collateralized Mortgage Obligation Trust (PO)
         0.000% due 04/23/2017                                     13         13
Federal Home Loan Mortgage Corp. (IO)
         6.500% due 08/15/2016                                    236          4
         7.000% due 02/15/2017                                     49          0
Federal National Mortgage Assn. (IO)
         6.500% due 05/25/2005                                    780         88
         6.500% due 09/25/2008                                    314         26
                                                                       ---------
                                                                             131
                                                                       ---------
Total Mortgage-Backed Securities                                          37,655
(Cost $38,519)                                                         =========

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 4.2%
--------------------------------------------------------------------------------
Amresco Residential Securities Mortgage Loan Trust
         6.315% due 07/25/2027 (d)                                534        533
Arcadia Automobile Receivables Trust
         6.500% due 06/17/2002                                    297        298
Contimortgage Home Equity Loan Trust
         6.174% due 10/15/2012 (d)                                244        244
Empire Funding Home Loan Owner Trust
         7.160% due 05/25/2012                                     63         62
Green Tree Financial Corp.
         7.860% due 04/01/2031                                    400        409
Money Store Home Equity Trust
         6.550% due 09/15/2021                                  1,062      1,056
NPF XII, Inc.
         6.588% due 11/01/2003 (d)                              1,000      1,000
Saxon Asset Securities Trust
         6.355% due 05/25/2029 (d)                              2,272      2,267
WMC Mortgage Loan
         6.090% due 03/20/2028 (d)                                670        669
                                                                       ---------
Total Asset-Backed Securities                                              6,538
(Cost $6,543)                                                          =========

--------------------------------------------------------------------------------
SOVEREIGN ISSUES 1.8%
--------------------------------------------------------------------------------
Government of Brazil
         7.000% due 01/01/2001 (d)                              1,107      1,103
Hydro Quebec
         6.500% due 09/29/2049 (d)                                200        173
Republic of Korea
         8.281% due 04/08/2000 (d)                                549        551
United Mexican States
         7.493% due 06/27/2002 (d)                              1,000      1,004
                                                                       ---------
Total Sovereign Issues                                                     2,831
(Cost $2,811)                                                          =========


--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (c)(e) 5.7%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
        10.000% due 03/15/2002 (i)                      N$        300        157
         5.500% due 04/15/2003 (i)                                500        238
International Bank for Reconstruction & Development
         0.000% due 05/27/2003 (i)                                100         49
Tecnost International NV
         5.616% due 06/23/2004 (d)                      EC      8,600      8,442
                                                                       ---------
Total Foreign Currency-Denominated Issues                                  8,886
(Cost $9,559)                                                          =========

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
 PURCHASED PUT OPTIONS 0.0%
--------------------------------------------------------------------------------
Eurodollar June Futures (CME)
         Strike @ 92.000 Exp. 06/19/2000                       $  188     $    1
S&P 500 Index June Futures
         Strike @ 1,540.000 Exp. 06/16/2000                        25          3
                                                                       ---------
Total Purchased Put Options                                                    4
(Cost $3)                                                              =========

--------------------------------------------------------------------------------
 CONVERTIBLE BONDS & NOTES 1.3%
--------------------------------------------------------------------------------
Industrial 1.3%
Hercules Trust VI
         8.625% due 12/29/2000 (d)                              2,000      1,999
                                                                       ---------
Total Convertible Bonds and Notes                                          1,999
(Cost $2,000)                                                          =========

--------------------------------------------------------------------------------
 PREFERRED SECURITY 0.7%
--------------------------------------------------------------------------------
DG Funding Trust
         6.181% due 12/29/2049                                    110      1,104
                                                                       ---------
Total Preferred Security                                                   1,104
(Cost $1,100)                                                          =========

--------------------------------------------------------------------------------
 COMMON STOCKS 0.9%
--------------------------------------------------------------------------------
Utilities 0.9%
Eastern Enterprises                                           100,000          6
Florida Progress Corp.                                          7,800        358
LG&E Energy Corp.                                                 600         14
MCN Energy Group, Inc.                                         28,700        718
Northeast Utilities                                            16,500        355
                                                                       ---------
Total Common Stocks                                                        1,451
(Cost $1,429)                                                          =========

--------------------------------------------------------------------------------
 SHORT-TERM INSTRUMENTS 15.2%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                               (000s)
Commercial Paper 11.4%
Alcoa, Inc.
         5.920% due 05/12/2000                                 $  800        795
Conoco, Inc.
         5.860% due 04/05/2000                                  1,400      1,399
E.I. Du Pont de Nemours
         6.030% due 06/08/2000                                    100        100
Federal Home Loan Mortgage Corp.
         5.970% due 05/02/2000                                  1,000        995
General Electric Capital Corp.
         5.930% due 05/19/2000                                  1,200      1,191
         5.950% due 05/19/2000                                  1,600      1,588
         6.060% due 06/07/2000                                  1,000        989
Merck & Co.
         5.970% due 04/24/2000                                  4,000      3,987
Monsanto Co.
         6.070% due 06/14/2000                                    800        790
Reseau Ferre De France
         6.030% due 05/30/2000                                    800        792
Southwestern Public Service
         6.030% due 05/05/2000                                  3,400      3,382
Xerox Credit Corp.
         6.110% due 06/12/2000                                  1,700      1,680
                                                                       ---------
                                                                          17,688
                                                                       =========
Repurchase Agreement 1.9%
State Street Bank
         5.600% due 04/03/2000                                  2,844      2,844
                                                                       ---------
(Dated 03/31/2000. Collateralized by Federal Home
Loan Bank 6.000% due 08/15/2002 valued at $2,906.
Repurchase proceeds are $2,845.)

U.S. Treasury Bills 1.9%
         5.426% due 04/27/2000-05/25/2000 (b)(g)           $    2,976  $   2,952
                                                                       ---------

Total Short-Term Instruments                                              23,484
(Cost $23,484)                                                         ---------

Total Investments (a) 110.2%                                           $ 170,878
(Cost $172,415)

Written Options (c) (0.7%)                                               (1,022)
(Premiums $692)

Other Assets and Liabilities (Net) (9.5%)                               (14,858)
                                                                       ---------
Net Assets 100.0%                                                      $ 154,998
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation (depreciation) of investments based on cost for federal income tax purposes of $172,420 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                             $     833

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                              (2,375)
                                                                       ---------
Unrealized depreciation-net                                           $  (1,542)
                                                                       =========

(b) Securities with an aggregate market value of $4,986 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:
                                                                      Unrealized
                                                      # of         Appreciation/
Type                                             Contracts        (Depreciation)
--------------------------------------------------------------------------------
Eurodollar March Futures (03/2001)                      22            $      (7)
EuroBond 10 Year Note (06/2000)                         70                  (98)
S&P 500 Index (06/2000)                                234                6,837
U.S. Treasury 10 Year Note (06/2000)                    30                   75
U.S. Treasury 5 Year Note                                9                   12
U.S. Treasury 30 Year Note (06/2000)15                                      (51)
Municipal Bond (06/2000)                                50                   41
                                                                      ---------
                                                                      $   6,809
                                                                      =========

(c) Foreign forward currency contracts outstanding at March 31, 2000:

                                            Principal
                                               Amount               Unrealized
                                           Covered by  Settlement  Appreciation/
Type          Currency                       Contract       Month (Depreciation)
--------------------------------------------------------------------------------
Buy                 EC                            630     04/2000      $     (4)
Sell                                            7,961     04/2000            65
Buy                 HF                        300,000     09/2000           (23)
                                                                       ---------
                                                                       $     38
                                                                       =========
(d) Variable rate security. The rate listed is as of March 31, 2000

(e) Principal amount denoted in indicated currency:

         EC - Euro
         HF - Hungarian Forint
         N$ - New Zealand Dollar

                                                      See accompanying notes  65

Strategic Balanced Fund
March 31, 2000

(f) Premiums received on written options:

                                                  # of
Type                                         Contracts     Premium        Value
--------------------------------------------------------------------------------
Call - CBOT U.S. Treasury Bond June Futures
         Strike @ 98.00 Exp. 05/20/2000             12      $    7    $      13
Call - CBOT U.S. Treasury Note June Futures
         Strike @ 98.00 Exp. 05/20/2000              4           2            4
Call - CBOT U.S. Treasury Bond June Futures
         Strike @ 100.00 Exp. 05/20/2000             9           3            4
Put - CBOT U.S. Treasury Bond June Futures
         Strike @ 82.00 Exp. 05/20/2000             29           8            0
Put - CBOT U.S. Treasury Note June Futures
         Strike @ 96.00 Exp. 05/20/2000             28           8            2
Put - CBOT U.S. Treasury Note June Futures
         Strike @ 95.00 Exp. 05/20/2000              4           1            0
Call - OTC U.S Treasury Note
         6.125% due 08/15/2029
         Strike @ 96.06 Exp. 05/12/2000            100         242          627
Put - OTC U.S. Treasury Note
         6.125% due 08/15/2029
         Strike @ 96.06 Exp. 05/12/2000            100         242           26
Call - CME S&P 500 June Futures
         Strike @ 1,540.00 Exp. 06/16/2000           6          48           72
Call - CME Eurodollar December Futures
         Strike @ 92.75 Exp. 12/18/2000              5           3            4
Put - OTC Eurodollar vs. U.S. Dollar
         Strike @ 0.93 Exp. 04/19/2000       4,960,000          11            9
Put - CME Eurodollar December Futures
         Strike @ 93.50 Exp. 12/18/2000            127         109          252
Put - CME Eurodollar December Futures
         Strike @ 93.00 Exp. 12/18/2000              5           4            4
Call - CME Eurodollar December Futures
         Strike @ 93.00 Exp. 12/18/2000             10           4            5
                                                          ---------------------
                                                          $    692    $   1,022
                                                          =====================

(g) Securities grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Subject to a financing transaction.

(j) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                          Notional Appreciation/
Type                                                        Amount  Depreciation
--------------------------------------------------------------------------------
Receive total return on S&P 500 Index and pay floating rate based on 1 month LIBOR plus 0.12%.

Broker: Lehman Brothers
Exp. 07/31/2000                                        $     7,615    $       0

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                                900           (8)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                              8,000          (49)
                                                                      ---------
                                                                      $     (57)
                                                                      =========

                                              Fixed       Notional    Unrealized
Type                                       Rate (%)         Amount  Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed rate. The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year
Treasury Rate.

Broker: Goldman Sachs
Exp. 02/16/2005                              1.1120     $    1,100    $      12

Broker: Goldman Sachs
Exp. 08/14/2000                              1.1500            200            0

Receive the 10-year Swap Spread and pay a fixed rate. The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year
Treasury Rate.

Broker: Goldman Sachs
Exp. 08/14/2000                              0.9470            600            2
                                                                      ---------
                                                                      $      14
                                                                      =========

66  See accompanying notes

Schedule of Investments
Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 47.3%
--------------------------------------------------------------------------------
Banking & Finance 31.6%
Abbey National Capital Trust I
         8.963% due 12/29/2049                             $   23,400 $   23,905
Abbey National PLC
         6.700% due 06/29/2049                                  5,000      4,546
Abbey National Treasury Service
         6.625% due 05/23/2001                                    240        240
ABN AMRO Mortgage Corp.
         7.250% due 05/31/2005                                    150        148
Aetna, Inc.
         6.750% due 08/15/2001                                    250        247
         7.250% due 08/15/2023                                     50         44
Ahmanson (H.F.) & Co.
         7.650% due 04/15/2000                                    175        175
Allstate Corp.
         6.750% due 05/15/2018                                    280        246
         6.900% due 05/15/2038                                 77,200     65,781
American Express
         8.500% due 08/15/2001                                    350        356
         5.625% due 01/22/2004                                  8,700      8,179
         6.250% due 08/10/2005                                  1,000        981
American General Finance
         7.250% due 04/15/2000                                    500        500
         6.270% due 06/09/2000                                    800        799
         5.875% due 07/01/2000                                     75         75
         6.050% due 07/02/2001                                  3,000      2,953
         7.450% due 07/01/2002                                    200        200
         6.250% due 12/18/2002                                  1,165      1,129
         6.375% due 03/01/2003                                    350        340
         8.125% due 03/15/2046                                    270        258
American Health Properties, Inc.
         7.050% due 01/15/2002                                    700        676
Anthem Insurance
         9.000% due 04/01/2027                                    210        196
AON Capital Trust `A'
         8.205% due 01/01/2027                                    725        691
Aristar, Inc.
         7.375% due 09/01/2004                                 20,000     19,786
Associates Corp. of North America
         6.000% due 06/15/2000                                  2,684      2,679
         6.310% due 06/16/2000                                    500        500
         6.250% due 09/15/2000                                    200        199
         6.625% due 05/15/2001                                  1,300      1,291
         6.700% due 05/29/2001                                    100         99
         6.750% due 07/15/2001                                 24,000     23,834
         7.000% due 07/23/2001                                    500        499
         6.210% due 08/27/2001 (d)                             13,500     13,494
         6.450% due 10/15/2001                                 23,600     23,303
         7.500% due 04/15/2002                                    185        185
         6.500% due 07/15/2002                                    750        736
         5.750% due 11/01/2003                                  4,875      4,619
         5.800% due 04/20/2004                                    150        141
Associates First Capital Corp.
         6.000% due 12/01/2002                                    500        483
AT&T Capital Corp.
         7.500% due 11/15/2000                                  5,000      5,014
         6.730% due 12/01/2000 (d)                              1,900      1,908
         6.875% due 01/16/2001                                    230        230
         6.800% due 02/01/2001                                 24,900     24,836
         6.250% due 05/15/2001                                 19,443     19,245
         7.000% due 08/15/2001                                 16,600     16,539
         7.110% due 09/13/2001 (d)                              1,030      1,027
         6.900% due 01/30/2002                                  1,000        992
         6.750% due 02/04/2002                                  1,925      1,904
         6.310% due 04/23/2002 (d)                             74,000     74,208
AVCO Financial Services
         6.350% due 09/15/2000                                    100        100
         7.375% due 08/15/2001                                    300        300
Banco Latinoamericano SA
         6.500% due 04/02/2001                                    950        944
Banco Nacional de Comercio Exterior
         8.000% due 04/14/2000                                  4,600      4,598
         7.500% due 07/01/2000                                  2,000      2,005
         7.250% due 02/02/2004                                 15,050     14,373
Banesto Delaware
         8.250% due 07/28/2002                                 28,900     29,355
Bank of Hawaii
         6.875% due 06/01/2003                                    750        733
Bank of Tokyo - Mitsubishi
         8.400% due 04/15/2010                                112,000    113,864
Bank One Corp.
         6.086% due 04/19/2001 (d)                              2,000      2,006
         6.169% due 09/04/2001 (d)                             14,000     13,977
         6.281% due 06/26/2002 (d)                              4,000      3,997
BankAmerica Corp.
         5.375% due 04/15/2000                                    750        750
         6.160% due 02/26/2001 (d)                              3,000      3,001
         6.170% due 03/05/2001 (d)                             44,000     43,954
         6.173% due 02/20/2002 (d)                             35,180     35,110
         8.125% due 06/15/2002                                    350        354
         7.750% due 07/15/2002                                    360        363
         7.200% due 09/15/2002                                  1,000        995
         7.500% due 10/15/2002                                  1,200      1,203
         6.850% due 03/01/2003                                     65         64
         6.875% due 06/01/2003                                    100         98
         6.375% due 05/15/2005                                  1,000        948
         7.125% due 05/01/2006                                    500        490
         8.375% due 05/01/2007                                      2          2
         9.375% due 09/15/2009                                 12,950     14,387
         7.800% due 02/15/2010                                 84,000     84,805
         8.570% due 11/15/2024                                    125        140
BankBoston Corp.
         6.125% due 03/15/2002                                 12,500     12,172
Bankers Trust
         8.090% due 12/01/2026                                    275        266
Bankers Trust Corp.
         9.400% due 03/01/2001                                    385        392
         6.750% due 10/03/2001                                    500        496
         8.125% due 05/15/2002                                    300        303
         6.066% due 07/03/2002 (d)                             10,000      9,972
         7.125% due 07/31/2002                                    150        148
         6.200% due 05/11/2003 (d)                             82,800     82,775
         6.000% due 10/15/2008                                    500        448
Banponce Financial Corp.
         6.463% due 11/13/2001                                 13,000     12,756
Bayerische Landesbank NY
         0.000% due 05/17/2000 (d)                            306,000    300,370
         6.200% due 02/09/2006                                    250        234
Bear Stearns Co., Inc.
         6.750% due 08/15/2000                                     50         50
         6.500% due 01/08/2001 (d)                              8,100      8,134
         6.228% due 01/28/2002 (d)                             11,250     11,232
         6.323% due 04/05/2002 (d)                             25,000     25,009
         6.348% due 05/07/2002 (d)                              4,300      4,299
         6.424% due 08/01/2002 (d)                             53,600     53,722
         6.510% due 12/16/2002 (d)                             46,100     46,097
         6.125% due 02/01/2003                                     25         24
         6.596% due 03/28/2003 (d)                             15,800     15,809
         6.750% due 04/15/2003                                    105        102
         6.418% due 05/06/2003 (d)                             13,000     13,034
         6.415% due 05/16/2003 (d)                             39,200     39,298
         6.130% due 07/22/2003 (d)                             19,000     19,022
         6.150% due 03/02/2004                                    150        142
         8.750% due 03/15/2004                                     75         78
         6.521% due 06/01/2004 (d)                              9,265      9,299
         6.625% due 10/01/2004                                    250        240
         6.566% due 03/18/2005 (d)                             37,000     37,026
         6.250% due 07/15/2005                                 25,000     23,409
         6.750% due 12/15/2007                                  2,000      1,892
Bell Atlantic Financial
         5.750% due 04/01/2003                                  1,500      1,524

                                                       See accompanying notes 67

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Beneficial Corp.
         5.950% due 07/25/2000                            $     5,000 $    4,991
         6.730% due 01/09/2001 (d)                             16,000     15,994
         6.110% due 01/09/2002 (d)                                500        502
         6.210% due 01/23/2002 (d)                              5,000      5,001
         6.291% due 03/01/2002 (d)                             50,000     50,063
         8.000% due 06/18/2002                                    400        405
         6.030% due 01/14/2003                                    320        308
Bombardier Capital, Inc.
         6.000% due 01/15/2002                                 28,000     27,227
         7.300% due 12/15/2002                                  9,000      8,862
         6.700% due 06/09/2032 (d)                             16,150     16,000
BTM Holdings
         6.680% due 09/29/2049 (d)                              6,000      6,000
Caithness Coso Fund Corp.
         6.800% due 12/15/2001                                 11,988     11,852
Capital One Bank
         6.750% due 07/28/2003 (d)                              2,200      2,199
Case Credit Corp.
         5.950% due 08/01/2000                                  2,375      2,367
         5.850% due 02/20/2001 (d)                              1,600      1,579
Caterpillar Financial Service Corp.
         6.151% due 05/27/2001 (d)                             10,000      9,997
         6.480% due 12/12/2001                                    575        568
         6.300% due 02/11/2002 (d)                                700        702
Central Hispano Financial Services
         6.540% due 04/28/2005 (d)                              5,000      5,002
Chase Manhattan Corp.
         8.500% due 02/15/2002                                    200        204
         5.750% due 04/15/2004                                    150        142
         6.000% due 02/15/2009                                    800        721
Chemical Banking Corp.
         6.125% due 11/01/2008                                    400        360
Chrysler Financial Co. LLC
         5.860% due 01/16/2001                                    500        496
         6.034% due 06/11/2001 (d)                             21,400     21,402
         5.690% due 11/15/2001                                    650        636
         5.400% due 01/15/2002                                 15,750     15,251
         6.950% due 03/25/2002                                     50         50
         6.129% due 07/17/2002 (d)                             20,000     20,000
         6.144% due 08/08/2002 (d)                             37,000     37,034
         6.184% due 02/03/2003 (d)                             35,000     35,020
         6.174% due 03/06/2003 (d)                             25,000     25,184
         6.164% due 03/10/2003 (d)                             10,000     10,072
         6.124% due 06/18/2003                                 35,000     34,990
Chubb Capital Corp.
         6.875% due 02/01/2003                                    100         99
Cigna Corp.
         8.250% due 01/01/2007                                    250        252
Cincinnati Financial Corp.
         6.900% due 05/15/2028                                 80,925     73,136
CIT Group, Inc.
         6.200% due 10/20/2000                                    525        523
         6.750% due 05/14/2001                                 30,000     29,829
         6.393% due 10/01/2002 (d)                                600        601
CIT Holdings LLC
         6.875% due 02/16/2005                                  7,500      7,295
Citicorp
         6.235% due 05/24/2001 (d)                            139,000    139,046
         6.223% due 09/17/2001 (d)                                 65         65
         6.179% due 11/13/2001 (d)                             10,000     10,002
         6.231% due 06/27/2002 (d)                             11,450     11,411
         6.186% due 08/15/2002 (d)                             11,500     11,490
         6.224% due 11/12/2002 (d)                             30,000     29,974
         8.000% due 02/01/2003                                    250        253
         7.125% due 09/01/2005                                    400        393
         7.250% due 09/01/2008                                    500        491
Citifinancial
         6.375% due 09/15/2002                                    115        112
         6.500% due 08/01/2004                                    400        387
Comerica, Inc.
         7.250% due 06/15/2007                                    200        195
Commercial Credit Co.
         6.750% due 05/15/2000                                    100        100
         6.000% due 06/15/2000                                    300        300
         5.550% due 02/15/2001                                  1,300      1,284
         8.250% due 11/01/2001                                  2,500      2,540
         6.875% due 05/01/2002                                    335        332
         7.750% due 03/01/2005                                    550        556
Countrywide Home Loans
         6.250% due 04/15/2009                                    600        541
Credit Asset Receivable
         6.274% due 10/31/2003                                 41,870     40,921
Credit Lyonnais
         5.688% due 07/21/2000 (d)                              6,750      6,736
Deutsche Bank Capital Trust I
         7.872% due 12/29/2049                                 20,875     19,848
Deutsche Bank Financial
         7.500% due 04/25/2009                                  3,000      2,955
Donaldson, Lufkin & Jenrette
         6.400% due 09/18/2002 (d)                             13,600     13,589
         6.170% due 07/15/2003                                 20,000     19,168
Dow Capital BV
         7.125% due 01/15/2003                                    100         99
Dresdner Bank-New York
         6.625% due 09/15/2005                                  1,000        957
Dresdner Funding Trust I
         8.151% due 06/30/2031                                 17,500     16,418
Duke Capital Corp.
         7.250% due 10/01/2004                                 19,000     18,789
Edison Funding
         6.950% due 12/19/2000                                  7,000      7,002
EOP Operating LP
         6.376% due 02/15/2002                                 26,310     25,638
Export Credit Bank of Turkey
         8.385% due 08/18/2000 (d)                             10,740     10,750
         8.820% due 08/18/2000                                  2,923      2,915
Export-Import Bank Korea
         6.500% due 11/15/2006                                  5,000      4,765
Exxon Capital Corp.
         7.450% due 12/15/2001                                    250        252
         6.125% due 09/08/2008                                  2,000      1,864
Farmers Insurance
         8.625% due 05/01/2024                                    275        281
Finova Capital Corp.
         5.875% due 10/15/2001                                  1,000        976
         6.720% due 11/08/2002 (d)                             52,250     52,448
         6.480% due 04/08/2003 (d)                                300        300
         6.390% due 06/18/2003 (d)                             32,300     32,289
         6.330% due 11/24/2003                                    700        652
First Chicago Corp.
         6.230% due 03/11/2002 (d)                             10,000     10,016
         6.230% due 02/18/2003 (d)                             10,000      9,939
         6.165% due 07/28/2003 (d)                                 50         50
First Interstate Bancorp
         8.875% due 01/01/2009 (l)                                162        163
First Union Corp.
         7.100% due 08/15/2004                                  3,000      2,959
         7.700% due 02/15/2005                                  4,000      4,051
         6.375% due 01/15/2009                                    500        457
Fleet Financial Group
         9.900% due 06/15/2001                                    200        206
Ford Capital BV
         9.500% due 06/01/2010                                    200        220
Ford Motor Credit Corp.
         6.375% due 10/06/2000                                  1,300      1,296
         6.250% due 11/08/2000                                    750        747
         7.020% due 06/07/2001                                  1,000        999
         6.710% due 07/13/2001 (d)                             46,500     46,747
         6.210% due 08/27/2001 (d)                             27,500     27,497
         6.249% due 09/03/2001 (d)                             27,000     27,020
         7.000% due 09/25/2001                                  1,125      1,121
         6.160% due 10/15/2001 (d)                             13,000     13,012
         6.240% due 11/16/2001 (d)                             76,800     76,860
         8.240% due 01/15/2002                                     85         86
         6.165% due 01/17/2002 (d)                             53,945     53,769

68  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         8.200% due 02/15/2002                            $       500 $      507
         6.500% due 02/28/2002                                  1,710      1,684
         6.341% due 03/19/2002 (d)                             28,208     28,283
         6.200% due 04/29/2002 (d)                             33,000     33,016
         6.298% due 05/23/2002                                 14,000     14,000
         6.269% due 06/04/2002 (d)                              2,000      2,000
         6.300% due 07/16/2002 (d)                             98,480     98,718
         6.550% due 09/10/2002                                  4,000      3,930
         6.190% due 10/15/2002 (d)                             14,000     13,995
         7.750% due 11/15/2002                                  5,730      5,772
         6.320% due 12/16/2002 (d)                             56,000     55,864
         6.000% due 01/14/2003                                  1,000        963
         7.500% due 01/15/2003                                    250        250
         6.218% due 02/03/2003 (d)                             30,000     29,931
         6.224% due 02/13/2003 (d)                            250,185    249,587
         6.199% due 02/13/2003 (d)                            100,000     99,956
         6.330% due 03/17/2003 (d)                             13,000     13,000
         6.125% due 04/28/2003                                 25,580     24,655
         6.625% due 06/30/2003                                    775        758
         6.370% due 11/24/2003 (d)                             32,000     32,063
         5.750% due 02/23/2004                                    620        584
         6.310% due 05/21/2004 (d)                             22,200     22,246
         6.309% due 06/02/2004 (d)                              1,500      1,495
         6.700% due 07/16/2004                                 92,305     89,590
         8.250% due 02/23/2005                                  2,500      2,577
         7.500% due 03/15/2005                                 17,000     16,959
         6.228% due 04/28/2005 (d)                             58,000     57,831
         6.125% due 01/09/2006                                     25         23
         5.800% due 01/12/2009                                    155        137
Fuji Bank
         9.870% due 12/31/2049 (d)                             17,875     17,786
GATX Capital Corp.
         6.440% due 06/09/2000                                  3,000      2,998
General Electric Capital Corp.
         6.875% due 04/15/2000                                    200        200
         8.375% due 03/01/2001                                  1,415      1,432
         6.020% due 05/04/2001                                  1,000        990
         5.500% due 11/01/2001                                     50         49
         5.650% due 03/31/2003                                    125        120
         6.210% due 12/09/2005                                    400        382
         8.300% due 09/20/2009                                  1,125      1,211
General Motors Acceptance Corp.
         9.375% due 04/01/2000 (d)                                235        235
         5.800% due 04/09/2001                                  8,340      8,239
         6.800% due 04/17/2001                                  4,800      4,790
         5.950% due 04/20/2001                                 22,150     21,904
         6.700% due 04/30/2001                                  3,000      2,988
         7.125% due 05/01/2001                                 44,395     44,355
         6.750% due 06/05/2001                                    880        876
         6.875% due 07/15/2001                                  1,000        996
         6.310% due 08/23/2001 (d)                             48,000     48,189
         6.060% due 10/22/2001 (d)                             25,700     25,658
         6.485% due 11/26/2001 (d)                             19,000     19,127
         6.375% due 12/01/2001                                    265        261
         6.230% due 12/10/2001 (d)                              2,200      2,199
         9.625% due 12/15/2001                                  5,650      5,844
         6.548% due 12/17/2001 (d)                             13,000     13,090
         6.130% due 01/08/2002 (d)                              3,000      3,007
         6.625% due 01/10/2002                                    500        493
         6.140% due 01/28/2002 (d)                              3,000      3,000
         6.130% due 02/01/2002 (d)                             36,700     36,701
         6.750% due 02/07/2002                                  1,590      1,571
         6.330% due 03/15/2002 (d)                             10,215     10,251
         7.750% due 03/25/2002                                    125        126
         6.165% due 04/29/2002 (d)                            221,144    221,238
         7.000% due 09/15/2002                                    250        247
         6.625% due 10/01/2002                                  5,000      4,908
         6.330% due 10/07/2002 (d)                              1,100      1,101
         6.199% due 11/12/2002 (d)                             10,200     10,180
         6.299% due 11/12/2002 (d)                             19,595     19,621
         6.327% due 12/09/2002 (d)                             64,050     64,093
         6.200% due 12/15/2002                                    500        485
         5.480% due 12/16/2002                                    150        143
         6.000% due 01/15/2003                                    990        953
         5.875% due 01/22/2003                                 30,500     29,268
         6.750% due 03/15/2003                                 40,125     39,384
         7.125% due 05/01/2003                                 36,000     35,648
         6.681% due 07/20/2003 (d)                              9,956      9,947
         6.190% due 08/18/2003 (d)                             89,940     89,459
         5.550% due 09/15/2003                                 32,000     30,201
         6.625% due 10/20/2003                                  2,000      1,951
         5.750% due 11/10/2003                                  1,000        946
         6.251% due 04/05/2004 (d)                             35,200     35,122
         6.351% due 05/28/2004 (d)                             73,000     73,644
         6.850% due 06/17/2004                                  1,000        975
         6.551% due 09/20/2004 (d)                             20,137     20,119
         6.650% due 11/17/2005                                    500        480
         6.150% due 04/05/2007                                    150        139
         8.950% due 07/02/2009                                 21,483     22,321
Golden State Holdings
         2.281% due 01/02/2000                                     15        335
         6.750% due 08/01/2001                                  1,950      1,881
Goldman Sachs Group
         6.200% due 12/15/2000                                  6,500      6,468
         6.210% due 01/09/2001 (d)                             75,000     75,150
         6.456% due 01/12/2001 (d)                             25,000     25,103
         6.469% due 01/16/2001 (d)                             39,000     39,112
         6.220% due 01/25/2001 (d)                             27,400     27,426
         6.340% due 02/20/2001 (d)                              3,000      3,008
         6.773% due 04/16/2001 (d)                             18,000     18,008
         6.390% due 12/07/2001 (d)                             25,000     25,060
         6.496% due 12/24/2001 (d)                              6,000      6,014
         6.490% due 02/18/2002 (d)                              2,300      2,312
         6.340% due 02/22/2002 (d)                              3,500      3,504
         6.370% due 01/16/2003 (d)                             15,000     15,079
         6.270% due 01/17/2003 (d)                            145,000    145,089
         6.349% due 02/10/2004 (d)                             10,000      9,806
         6.640% due 02/19/2004 (d)                             10,000     10,147
         6.800% due 02/09/2009 (d)                             10,000     10,463
         6.500% due 02/25/2009                                    140        130
Hansol Paper Co. Ltd.
         7.934% due 05/24/2001 (d)                             20,000     20,200
Hartford Life, Inc.
         6.900% due 06/15/2004                                    600        586
Heller Financial, Inc.
         6.240% due 08/25/2000 (d)                              3,000      3,002
         6.477% due 09/12/2000                                  5,000      4,989
         6.448% due 02/05/2001                                 13,000     13,017
         6.250% due 03/01/2001                                 25,000     24,774
         6.441% due 06/25/2001 (d)                             74,550     74,718
         5.750% due 09/25/2001                                  1,400      1,367
         6.370% due 10/22/2001 (d)                             19,200     19,250
         6.500% due 11/01/2001                                    250        247
         7.000% due 11/09/2001 (d)                              2,500      2,522
         6.220% due 04/26/2002 (d)                             12,000     11,979
         6.280% due 05/07/2002 (d)                              2,000      1,997
         6.269% due 05/13/2002 (d)                             10,000      9,980
         6.460% due 06/24/2002 (d)                              5,100      5,095
         6.270% due 04/28/2003 (d)                             26,000     25,971
         6.300% due 04/28/2003 (d)                             55,750     55,524
Hertz Corp.
         7.000% due 07/15/2003                                 13,300     13,111
Hitachi Credit America
         6.221% due 05/15/2000                                 25,000     25,008
         6.280% due 07/07/2000 (d)                             40,000     40,015
Home Savings of America
         6.000% due 11/01/2000                                 14,175     14,075
Household Bank
         6.341% due 09/26/2001 (d)                              9,000      9,002
         6.228% due 10/22/2003 (d)                             15,000     14,936
Household Capital Trust
         6.531% due 06/26/2004 (d)                             13,925     13,850
Household Finance Corp.
         6.349% due 06/22/2001 (d)                              3,000      3,007
         6.199% due 08/01/2001 (d)                              1,500      1,500
         6.199% due 11/01/2001 (d)                              5,000      5,000
         6.223% due 05/07/2002 (d)                             40,850     40,868
         6.310% due 05/24/2002 (d)                            113,800    113,762
         7.080% due 06/03/2002                                 15,000     14,893
         5.875% due 11/01/2002                                    200        193

                                                       See accompanying notes 69

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         6.430% due 06/24/2003                            $    35,000 $   34,990
         6.506% due 06/24/2003 (d)                             31,000     30,982
         7.000% due 08/01/2003                                 20,000     19,675
         6.500% due 11/15/2008                                  2,000      1,844
Household Netherlands BV
         6.125% due 03/01/2003                                 18,100     17,282
Hyatt Equities LLC
         6.800% due 05/15/2000                                  1,040      1,039
Inter-American Development Bank
         5.750% due 04/15/2004                                 57,400     26,690
         8.875% due 06/01/2009                                    200        224
         7.375% due 01/15/2010                                  4,200      4,267
International Bank for Reconstruction & Development
         7.000% due 01/27/2005                                  1,000      1,010
International Lease Finance
         7.000% due 05/15/2000                                    500        500
         6.420% due 09/11/2000                                    500        500
         5.930% due 07/15/2003                                 14,000     13,435
J.P. Morgan & Co.
         6.250% due 12/15/2005                                    200        188
JET Equipment Trust
        10.000% due 06/15/2012                                     80         89
        10.690% due 11/01/2013                                    100        117
John Hancock
         7.375% due 02/15/2024                                    360        340
KBC Bank Fund Trust III
         9.860% due 11/29/2049 (d)                              5,700      6,046
KBC Bank Fund Trust IV
         8.220% due 11/29/2049                                 20,764     20,992
Key Bank NA
         7.550% due 09/15/2006                                    350        349
Kimco Realty Corp.
         6.500% due 10/01/2003                                    200        192
Korea Development Bank
         7.154% due 10/06/2000 (d)                              5,000      5,001
         6.500% due 11/15/2002                                    440        422
         7.125% due 04/22/2004                                 19,125     18,371
         7.375% due 09/17/2004                                 15,000     14,515
         6.750% due 12/01/2005                                     55         51
         7.250% due 05/15/2006                                     50         47
         6.510% due 10/20/2000                                 11,000     10,948
         6.000% due 03/07/2001                                350,000      3,582
         8.600% due 03/25/2002                                  5,600      5,631
Korean Export-Import Bank
         7.250% due 06/25/2001                                  2,600      2,591
         7.125% due 09/20/2001                                 10,000      9,853
         6.500% due 02/10/2002                                 12,391     12,025
         7.100% due 03/15/2007                                  1,600      1,580
LB Rheinland - PFALZ
         5.000% due 02/23/2028                                  3,400      3,229
Lehman Brothers Holdings, Inc.
         7.120% due 07/27/2000 (d)                              8,000      7,975
         6.400% due 08/30/2000                                    200        200
         6.538% due 12/01/2000 (d)                                500        501
         6.125% due 02/01/2001                                  2,000      1,977
         6.610% due 02/20/2001                                  1,500      1,500
         6.000% due 02/26/2001                                    700        692
         6.138% due 06/01/2001 (d)                            101,600    101,601
         6.604% due 07/03/2001 (d)                             10,000     10,055
         6.904% due 04/02/2002 (d)                             64,150     64,528
         6.375% due 05/07/2002                                 26,395     25,763
         6.798% due 05/07/2002 (d)                             42,100     42,255
         6.840% due 07/15/2002 (d)                             43,051     43,319
         6.419% due 08/12/2002 (d)                              6,500      6,472
         6.880% due 08/28/2002 (d)                              6,500      6,547
         6.410% due 09/03/2002 (d)                             14,000     13,870
         6.690% due 12/12/2002 (d)                             57,100     57,266
         6.690% due 04/04/2003 (d)                            123,100    124,902
         7.000% due 05/15/2003                                    150        147
         6.625% due 04/01/2004                                     65         63
         7.625% due 06/01/2006                                    350        344
         8.500% due 05/01/2007                                  1,475      1,519
LG&E Capital Corp.
         6.205% due 05/01/2004                                  1,000        954
         6.460% due 01/15/2008                                  3,000      2,816
Liberty Mutual Insurance
         8.200% due 05/04/2007                                 17,510     17,654
Limestone Electron Trust
         8.625% due 03/15/2003                                 71,000     71,451
Marine Midland
         6.313% due 12/16/2000 (d)                              3,700      3,698
MBNA America Bank NA
         6.199% due 05/01/2000 (d)                                400        400
         6.290% due 04/25/2002 (d)                              1,000        996
         6.875% due 07/15/2004                                 46,000     44,467
MBNA Corp.
         6.990% due 05/24/2002                                  1,000        987
         6.600% due 09/10/2002 (d)                              5,000      5,015
         6.505% due 12/10/2002                                  2,100      2,062
MCN Investment Corp.
         6.030% due 02/01/2001                                  6,850      6,766
         7.120% due 01/16/2004                                  7,500      7,144
         6.300% due 04/02/2011                                  7,500      7,392
Mellon Bank Corp.
         6.500% due 08/01/2005                                     75         72
Mellon Financial Co.
         6.300% due 06/01/2000                                    250        250
Mercury Finance Co.
        10.000% due 03/23/2001                                  2,050      1,989
Merrill Lynch & Co.
         6.620% due 06/06/2000                                    500        500
         6.450% due 06/20/2000                                    350        350
         6.250% due 07/25/2000                                    490        490
         6.298% due 09/25/2000 (d)                              5,000      5,005
         6.054% due 10/03/2000 (d)                              2,000      2,000
         6.770% due 12/05/2000 (d)                             89,000     89,004
         6.000% due 03/01/2001                                  1,325      1,311
         6.500% due 04/01/2001                                    400        397
         6.750% due 04/30/2001                                  2,775      2,769
         6.208% due 05/08/2001 (d)                             54,900     54,660
         6.310% due 05/30/2001 (d)                              3,800      3,801
         6.189% due 06/04/2001 (d)                             30,000     30,001
         6.129% due 11/01/2001 (d)                             35,000     34,977
         6.180% due 11/09/2001 (d)                             16,000     15,869
         6.480% due 01/11/2002 (d)                              4,000      4,011
         6.140% due 01/15/2002 (d)                             17,000     16,845
         8.000% due 02/01/2002                                    400        404
         6.424% due 02/01/2002 (d)                             33,000     33,049
         7.375% due 08/17/2002                                    300        299
         8.300% due 11/01/2002                                    200        204
         6.000% due 02/12/2003                                    500        482
         6.875% due 03/01/2003                                    140        138
         6.396% due 06/24/2003 (d)                             27,000     26,897
         6.154% due 10/01/2003 (d)                              9,500      9,480
         5.880% due 01/15/2004                                    600        567
         6.550% due 08/01/2004                                    100         97
         7.000% due 03/15/2006                                  1,500      1,460
         6.560% due 12/16/2007                                     50         47
         7.000% due 04/27/2008                                    100         96
         6.375% due 10/15/2008                                 17,000     15,652
Metropolitan Life Insurance Co.
         6.300% due 11/01/2003                                  6,800      6,503
Mexico Credit Link
        11.384% due 02/22/2002 (d)                             29,500     29,706
MFN Financial Corp.
         6.460% due 09/13/2001 (d)                             10,300     10,279
MIC Financing Trust
         8.375% due 02/01/2027                                 36,000     33,552
Morgan Stanley, Dean Witter, Discover and Co.
         5.820% due 06/19/2000 (d)                            152,000    150,005
         5.750% due 02/15/2001                                    400        395
         6.700% due 05/01/2001                                    600        597
         9.375% due 06/15/2001                                    300        307
         6.353% due 12/17/2001 (d)                              5,000      5,004
         6.313% due 12/19/2001 (d)                             19,700     19,677
         6.165% due 01/28/2002 (d)                             35,700     35,705
         6.190% due 04/15/2002 (d)                                300        300

70  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         6.310% due 02/21/2003 (d)                        $    25,000 $   25,029
         6.308% due 03/11/2003 (d)                             11,500     11,465
         6.375% due 12/15/2003                                    150        145
         5.625% due 01/20/2004                                  1,100      1,035
         6.290% due 04/22/2004 (d)                             68,500     68,438
Morgan, J.P. & Co., Inc.
         5.750% due 02/25/2004                                 22,800     21,578
         6.000% due 01/15/2009                                 34,000     30,309
Nacional Financiera
         8.000% due 06/19/2000                                  4,500      4,496
         9.549% due 12/01/2000 (d)                             25,760     25,644
        22.000% due 05/20/2002                                 70,000      7,386
NationsBank Corp.
         6.750% due 02/26/2001                                    500        499
         7.000% due 09/15/2001                                  1,500      1,493
         6.300% due 06/17/2002 (d)                             10,000      9,991
         6.125% due 07/15/2004                                    600        570
NCNB Corp.
         7.750% due 08/01/2002                                    896        895
Noble Affiliates, Inc.
         8.950% due 12/15/2004                                 10,500     10,336
Nordbanken
         7.250% due 11/12/2009                                 21,250     20,626
Nordstrom Credit, Inc.
         7.250% due 04/30/2002                                  1,000        995
Norwest Financial, Inc.
         6.375% due 07/16/2002                                    500        490
         6.250% due 11/01/2002                                    100         97
         7.000% due 01/15/2003                                    300        295
         6.000% due 02/01/2004                                     50         48
Okobank
         6.460% due 05/23/2006 (d)                             10,000     10,329
Orix Credit Alliance
         7.640% due 09/17/2001                                 13,000     12,908
Osprey Trust
         8.310% due 01/15/2003                                 75,000     75,000
Paccar Financial Corp.
         6.740% due 09/15/2000                                    250        250
Pacific Mutual Life
         7.900% due 12/30/2023                                  8,000      8,261
PaineWebber
         6.400% due 02/18/2002 (d)                              5,000      4,969
         6.520% due 05/20/2002 (d)                              1,000        994
Parker Retirement Savings Plan
         6.340% due 07/15/2008                                    891        841
PDVSA Finance Ltd.
         7.400% due 08/15/2016                                  1,200        919
Pemex Finance Limited
         6.125% due 11/15/2003                                 25,000     24,265
Pinnacle Holdings, Inc.
         5.500% due 09/15/2007                                  3,800      3,506
PNC Bank Corp.
         5.863% due 06/01/2000 (d)                            243,000    242,982
         6.224% due 01/24/2002 (d)                             49,000     48,952
         6.066% due 08/15/2002 (d)                              5,000      5,003
PNC Funding Corp.
         6.875% due 03/01/2003                                    100         99
         7.000% due 09/01/2004                                 15,000     14,797
PNC Institutional Capital Association
         7.950% due 12/15/2026                                    150        139
Popular North American, Inc.
         7.375% due 09/15/2001                                 25,000     24,854
Popular, Inc.
         6.715% due 06/06/2000                                  6,000      5,997
         6.550% due 10/10/2000                                  2,485      2,476
         6.540% due 11/06/2001                                 18,705     18,380
         6.625% due 01/15/2004                                 19,500     18,677
Prime Property Funding II
         7.000% due 08/15/2004                                    110        105
Prudential Funding Corp.
         6.620% due 08/01/2000 (d)                              2,000      1,993
         6.240% due 10/02/2000 (d)                             20,000     20,032
         6.375% due 07/23/2006                                 55,000     51,468
         6.625% due 04/01/2009                                 17,000     15,287
PSE&G Capital Corp.
         6.740% due 10/23/2001                                  1,400      1,392
Racers
         6.340% due 03/03/2003 (d)                            282,400    282,400
Reliance Group Holdings
         9.000% due 11/15/2000                                 19,000     17,813
         9.750% due 11/15/2003                                 10,000      7,200
Reliant Energy Financial Co.
         7.150% due 12/10/2001 (d)                             51,000     50,951
Residential Reinsurance
         9.761% due 06/01/2000 (d)                             11,500     11,417
Royal Bank of Scotland plc
         6.400% due 04/01/2009                                 15,000     13,707
         8.817% due 03/31/2049                                 38,600     39,397
         6.770% due 12/31/2049                                113,800    109,943
         9.118% due 12/31/2049                                 65,500     67,552
Safeco Corp.
         7.260% due 08/12/2002                                    500        501
Sakura Capital Funding
         7.320% due 08/29/2049                                 20,000     18,939
         7.020% due 09/29/2049 (d)                            100,000     96,390
Salomon, Inc.
         6.650% due 07/15/2001                                    600        596
         7.000% due 03/04/2002                                 18,850     18,736
         6.470% due 05/16/2002 (d)                             23,000     22,987
Salomon, Smith Barney Holdings
         5.980% due 03/26/2001                                    250        248
         3.650% due 02/14/2002 (d)(h)                          29,036     28,528
         6.240% due 04/15/2002 (d)                             35,090     35,054
         6.279% due 05/14/2002 (d)                             26,715     26,675
         6.320% due 07/23/2002 (d)                             53,400     53,339
         6.125% due 01/15/2003                                    290        280
         6.320% due 02/11/2003 (d)                             44,200     44,205
Sanwa Business Credit
         6.540% due 06/20/2000                                  1,000      1,000
Sanwa Finance Aruba AEC
         8.350% due 07/15/2009                                 69,740     69,504
Sears Roebuck Acceptance
         6.204% due 06/27/2000 (d)                              5,000      5,001
         6.800% due 05/07/2001                                    500        496
         6.790% due 05/21/2001                                    500        498
         7.110% due 06/19/2001                                  1,000        995
         9.400% due 08/02/2001                                    250        257
         6.860% due 08/06/2001                                    400        397
         6.710% due 08/13/2001                                     80         79
         6.360% due 12/04/2001                                    290        284
         6.120% due 12/13/2001                                    260        255
         8.390% due 02/14/2002                                    240        243
         6.950% due 05/15/2002                                    300        296
         6.000% due 03/20/2003                                149,750    143,579
         7.260% due 04/21/2003                                  3,000      2,967
         7.140% due 05/02/2003                                  5,000      4,928
         6.560% due 11/20/2003                                  1,178      1,138
         6.250% due 01/15/2004                                    300        286
         6.750% due 09/15/2005                                    785        748
         6.700% due 11/15/2006                                    500        471
Security Pacific Corp.
         6.000% due 05/01/2000                                    600        600
        11.500% due 11/15/2000                                  4,000      4,107
Seismic Ltd.
         0.000% due 01/01/2002 (d)                             32,500     32,500
Simon Property Group, Inc.
         9.000% due 03/15/2002                                  2,000      2,018
Skandinaviska Enskilda
         7.500% due 03/29/2049                                    650        580
Socgen Real Estate LLC
         7.640% due 12/29/2049                                  3,000      2,797
Societe Generale
         7.400% due 06/01/2006                                  1,500      1,476
Sovereign Bancorp
         6.625% due 03/15/2001                                 13,500     13,186
Spieker Properties
         6.800% due 12/15/2001                                  5,500      5,385
         6.800% due 05/01/2004                                  1,000        948

                                                       See accompanying notes 71

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Steers
         9.848% due 08/07/2002 (d)                         $   20,000 $   20,018
Sumitomo Bank International Finance NV
         8.500% due 06/15/2009                                  3,100      3,150
Sumitomo Bank Treasury Co.
         9.400% due 12/29/2049 (d)                             33,750     33,786
Sun Life of Canada (U.S.)
         8.526% due 05/29/2049                                    250        233
Telewest Credit Links
         7.500% due 04/16/2004                                 30,000     28,473
Textron Financial Corp.
         6.460% due 05/28/2002 (d)                             41,900     41,799
Tokai Capital Corp.
         9.980% due 12/29/2049 (d)                             13,050     13,171
Toyota Motor Credit Corp.
         5.707% due 02/15/2002                                 40,000     38,961
Transamerica Finance Corp.
         6.423% due 09/17/2001 (d)                             20,000     19,998
         6.125% due 11/01/2001                                 24,000     23,495
         6.394% due 12/14/2001 (d)                             39,700     39,677
         7.250% due 08/15/2002                                 79,000     78,620
         7.500% due 03/15/2004                                    270        267
         6.750% due 11/15/2006                                    650        607
Travelers Group, Inc.
         7.200% due 02/01/2004                                 38,480     38,145
U.S. Bancorp
         6.134% due 01/16/2002 (d)                             49,000     48,997
         6.279% due 02/03/2003 (d)                             18,100     18,097
U.S. West Capital Funding, Inc.
         6.875% due 08/15/2001                                    400        397
Wachovia Corp.
         6.805% due 05/02/2005 (d)                             49,600     49,600
Washington Mutual, Inc.
         6.375% due 07/01/2000                                  3,000      2,994
         8.206% due 02/01/2027                                    150        141
         8.375% due 06/01/2027                                    235        226
Wells Fargo & Co.
         5.625% due 02/05/2001                                    400        395
         8.750% due 05/01/2002                                    100        103
         6.625% due 07/15/2004                                 47,100     46,021
         6.780% due 05/02/2005 (d)                             67,700     67,700
Westdeutsche Landesbank
         6.750% due 06/15/2005                                  4,000      3,880
         6.050% due 01/15/2009                                 62,500     55,933
                                                                      ----------
                                                                       9,975,463
                                                                      ==========
Industrials 9.2%
Ahold Finance USA, Inc.
         6.875% due 05/01/2029                                    115         99
Akzo Nobel, Inc.
         6.000% due 11/15/2003                                 32,000     30,255
Albertson's, Inc.
         6.375% due 06/01/2000                                    150        150
Alcan Aluminum Ltd.
         5.875% due 04/01/2000                                    250        251
Allied Waste North America, Inc.
         7.375% due 01/01/2004                                 18,925     16,276
Amerco, Inc.
         7.135% due 10/15/2002                                 15,000     14,367
America West Airlines
         6.870% due 07/02/2018                                  1,956      1,824
American Airlines
        10.610% due 03/04/2011                                  1,895      2,175
Amerigas Partners LP
        10.125% due 04/15/2007                                  1,730      1,765
AMR Corp.
        10.610% due 01/11/2001                                  4,000      4,084
        10.570% due 01/15/2001                                  3,000      3,072
        10.590% due 01/31/2001                                  3,000      3,076
        10.000% due 02/01/2001                                  2,000      2,033
         9.400% due 05/08/2001                                  3,000      3,049
         9.500% due 05/15/2001                                  3,480      3,536
         9.130% due 10/25/2001                                  2,000      2,039
         8.470% due 02/20/2002                                  2,000      2,019
         8.500% due 02/26/2002                                  1,000      1,010
        10.210% due 01/01/2010                                  6,500      7,234
Arrow Electronics, Inc.
         6.860% due 11/24/2000 (d)                              9,200      9,197
AT&T Canada, Inc.
         7.650% due 09/15/2006                                    140        140
        10.750% due 11/01/2007                                  1,000        857
AT&T Corp.
         8.650% due 09/15/2004                                    625        655
Atlas Air, Inc.
         9.820% due 04/04/2003 (d)                              3,000      3,000
         8.820% due 04/04/2003 (d)                             20,000     20,000
Aventis SA
         8.620% due 01/05/2021                                    250        264
Baxter International, Inc.
         9.500% due 06/15/2008                                    200        227
Bayer Corp.
         6.500% due 10/01/2002                                    250        246
Bellat Racers
         6.209% due 04/01/2003                                 20,000     19,956
Bellsouth Telecommunication
         6.000% due 06/15/2002                                 10,000      9,755
BOC Group PLC
         5.875% due 01/29/2001                                    250        248
Boeing Co.
         8.375% due 02/15/2001                                    900        909
         6.350% due 06/15/2003                                    750        724
Boise Cascade Co.
         7.150% due 05/15/2001                                 10,000      9,924
BP Amoco PLC
         6.250% due 10/15/2004                                  1,000        975
Browning-Ferris Industries, Inc.
         6.100% due 01/15/2003                                  6,000      5,414
Cabot Corp.
         7.280% due 10/21/2027                                  5,160      4,819
Campbell Soup Co.
         4.750% due 10/01/2003                                    500        465
Case Credit Corp.
         6.318% due 05/05/2000 (d)                             13,000     13,002
Cemex SA
        10.750% due 07/15/2000                                  6,250      6,310
         8.500% due 08/31/2000                                 10,000     10,039
         9.250% due 06/17/2002                                 48,500     49,349
Centerior Fuel Corp.
         9.750% due 08/02/2000 (l)                              8,000      8,120
Century Communications Corp.
         9.500% due 08/15/2000                                  6,250      6,266
         0.000% due 03/15/2003                                 10,515      7,729
CF Cable TV, Inc.
         9.125% due 07/15/2007                                  1,600      1,699
Champion International Corp.
         9.700% due 05/01/2001                                  4,000      4,079
Chancellor AMFM, Inc.
         8.000% due 11/01/2008                                  5,000      4,956
Circus Circus Enterprises
         6.750% due 07/15/2003                                  4,500      4,028
Coastal Corp.
        10.375% due 10/01/2000                                  8,500      8,623
         6.569% due 03/06/2002 (d)                            153,550    153,550
Coca-Cola Co.
         6.375% due 08/01/2001                                    200        198
         7.875% due 02/01/2002                                    600        606
         6.000% due 07/15/2003                                    250        240
Colgate-Palmolive Co.
         6.000% due 08/15/2003                                     45         44
Coltec Industries, Inc.
         7.500% due 04/15/2008                                  2,200      2,148
Columbia/HCA Healthcare
         8.020% due 08/05/2002                                  9,000      8,715
         8.130% due 08/04/2003                                  7,300      7,048
         6.630% due 07/15/2045                                 10,000      9,509
Comcast Corp.
         9.375% due 05/15/2005                                 34,995     36,682
         8.375% due 05/01/2007                                    145        148
Conagra, Inc.
         6.340% due 06/12/2000 (d)                             83,300     83,266

72 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Conexant Systems, Inc.
         4.000% due 01/02/2007                               $    800   $    732
Conoco, Inc.
         6.350% due 04/15/2009                                  1,900      1,773
Continental Airlines
         9.500% due 12/15/2001                                    385        387
         6.954% due 02/02/2011                                 25,113     24,082
         6.900% due 01/02/2018                                    666        633
Cox Communications, Inc.
         6.500% due 11/15/2002                                    200        195
Cox Enterprises, Inc.
         8.000% due 02/15/2007                                  5,000      4,976
Credit Lyon Capital
         2.375% due 01/02/2000                                  1,300     31,200
CSX Corp.
         6.430% due 06/15/2000 (d)                             30,500     30,485
         9.500% due 08/01/2000                                  3,385      3,405
DaimlerChrysler Holdings
         6.160% due 01/18/2002                                 18,900     18,902
         6.380% due 08/23/2002 (d)                              6,410      6,431
Dayton Hudson Corp.
        10.000% due 12/01/2000                                  1,000      1,017
Delphi Auto Systems Corp.
         6.125% due 05/01/2004                                 20,000     18,730
Delta Air Lines, Inc.
         9.875% due 05/15/2000                                  9,275      9,298
         6.650% due 03/15/2004                                 13,500     12,770
        10.430% due 01/02/2011                                    850        962
        10.140% due 08/14/2012                                  1,000      1,131
         9.200% due 09/23/2014                                  6,000      6,009
        10.500% due 04/30/2016                                  3,000      3,574
Diamond Cable Communication Co.
         0.000% due 12/15/2005 (d)(k)                           3,500      3,290
Disney (Walt) Co.
         6.375% due 03/30/2001                                  1,100      1,093
         6.750% due 03/30/2006                                    100         98
DTE Capital Corp.
         8.350% due 11/15/2038 (d)                             52,750     50,790
E.I. Du Pont de Nemours
         9.150% due 04/15/2000                                    100        100
Eastman Chemical Co.
         6.375% due 01/15/2004                                  5,750      5,458
Electric Lightwave, Inc.
         6.050% due 05/15/2004                                 15,700     14,960
Eli Lilly & Co.
         8.125% due 12/01/2001                                    500        507
Embotelladora Arica S.A
         9.875% due 03/15/2006                                  8,500      8,764
Enron Corp.
         6.400% due 07/15/2006                                    150        139
Federal Express Corp.
         6.845% due 01/15/2019                                    834        795
Ford Motor Co.
         9.000% due 09/15/2001                                    880        900
         6.625% due 10/01/2028                                115,800    102,135
         7.450% due 07/16/2031                                 10,000      9,716
Fortune Brands
         8.500% due 10/01/2003                                    500        520
Fred Meyer, Inc.
         7.150% due 03/01/2003                                 11,000     10,763
         7.375% due 03/01/2005                                 38,100     37,190
         7.450% due 03/01/2008                                    300        291
General Motors Acceptance Corp.
         6.250% due 05/01/2005                                    300        284
         7.100% due 03/15/2006                                    250        246
Gillette Co.
         6.250% due 08/15/2003                                    750        734
         5.750% due 10/15/2005                                  1,500      1,417
Global Crossing Holding Ltd.
         9.625% due 05/15/2008                                 15,000     14,550
Gold Eagle
        11.453% due 04/16/2001                                 43,300     43,248
Gulf Canada Resources
         9.250% due 01/15/2004                                  7,250      7,329
         9.625% due 07/01/2005                                  2,000      2,005
H.J. Heinz Co.
         7.500% due 04/26/2000                                    150        150
Hanson Overseas BV
         6.750% due 09/15/2005                                    225        216
Harrahs Operating Co., Inc.
         7.875% due 12/15/2005                                  5,000      4,650
Hollinger International Publishing
         9.250% due 02/01/2006                                  3,000      2,820
Houghton Mifflin Co.
         5.990% due 12/03/2001                                  3,000      2,918
Hyder PLC
         6.500% due 12/15/2008                                 10,000      8,774
IBM Corp.
         7.250% due 11/01/2002                                    450        452
         6.450% due 08/01/2007                                    500        479
ICI Wilmington
         6.750% due 09/15/2002                                 10,000      9,800
IMEXSA Export Trust
        10.125% due 05/31/2003                                    529        516
Imperial Tobacco
         7.125% due 04/01/2009                                 21,000     18,922
Inco Ltd.
         9.875% due 06/15/2019                                  5,000      5,195
Ingersoll-Rand Co.
         6.255% due 02/15/2001                                    295        293
International Game Technology
         7.875% due 05/15/2004                                 24,500     22,969
International Paper Co.
         6.875% due 07/10/2000                                  4,260      4,251
         9.050% due 02/08/2001                                    100        101
ISP Holdings, Inc.
         9.750% due 02/15/2002                                  6,250      5,953
         9.000% due 10/15/2003                                  5,000      4,500
J Seagram & Sons
         6.526% due 04/10/2000 (d)                             94,000     92,590
         6.250% due 12/15/2001                                 51,000     49,774
K Mart Corp.
         8.190% due 11/24/2003                                  5,000      4,846
K N Energy, Inc.
         6.450% due 03/01/2003                                    240        232
Kellogg
         5.750% due 02/02/2001                                 86,925     85,902
K-III Communications Co.
         8.500% due 02/01/2006                                  4,000      3,820
KPNQWest BV
         8.125% due 06/01/2009                                  5,000      4,825
Kroger Co.
         6.000% due 07/01/2000                                 14,000     13,945
         7.063% due 10/01/2010 (d)                             54,000     53,992
Lattice Semiconductor Co.
         4.750% due 11/01/2006                                    750      1,376
Lear Corp.
         7.960% due 05/15/2005                                     90         84
Lenfest Communications
         8.375% due 11/01/2005                                  5,000      5,209
Limited, Inc.
         7.800% due 05/15/2002                                    500        502
Lockheed Martin Corp.
         6.850% due 05/15/2001                                  7,000      6,910
Loyola University of Chicago
         6.030% due 06/15/2000 (d)                             16,100     16,017
Lucent Technologies
         7.250% due 07/15/2006                                    150        150
Mallinckrodt, Inc.
         6.300% due 03/15/2001 (d)                             12,375     12,196
Marlin Water Trust
         7.090% due 12/15/2001                                 20,241     19,935
Mazda Manufacturing Corp.
        10.500% due 07/01/2008 (l)                              1,980      2,334
McDonald's Corp.
         6.500% due 08/01/2007                                    250        242
McLeodUSA, Inc.
         0.000% due 03/01/2007 (k)                              5,000      3,938
         8.125% due 02/15/2009                                  1,200      1,062
Mobil Corp.
         8.375% due 02/12/2001                                    340        344
                                                       See accompanying notes 73

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Monsanto Co
         6.000% due 12/01/2005                               $    250   $    231
Motorola, Inc.
         7.600% due 01/01/2007                                    200        204
Nabisco, Inc.
         6.000% due 02/15/2001 (d)                             11,240     11,080
         6.800% due 09/01/2001                                  3,000      2,964
         6.700% due 06/15/2002                                  9,000      8,783
         6.125% due 02/01/2033                                 15,000     14,327
Nabors Industries, Inc.
         6.800% due 04/15/2004                                  9,250      8,975
New York Times Co.
         7.625% due 03/15/2005                                  1,000      1,020
News America Holdings Corp.
         7.450% due 06/01/2000                                  3,000      2,999
         8.625% due 02/01/2003                                    750        767
Nike, Inc.
         6.510% due 06/16/2000                                  1,000      1,000
Nisource Capital Markets
         7.290% due 09/28/2000                                 59,000     58,982
Norfolk Southern Corp.
         6.700% due 05/01/2000                                  7,165      7,161
         7.875% due 02/15/2004                                     50         50
Northwest Airlines, Inc.
         8.970% due 01/02/2015                                  1,644      1,665
Occidental Petroleum
         6.704% due 04/03/2000                                 34,300     34,321
         6.400% due 04/01/2003                                  7,710      7,350
Owens Corning
         7.000% due 05/15/2000                                    200        200
Owens-Illinois, Inc.
         7.850% due 05/15/2004                                  2,600      2,499
         7.150% due 05/15/2005                                 10,000      9,244
Packaging Corp. of America
         9.625% due 04/01/2009                                  2,500      2,475
Pepsico, Inc.
         5.750% due 01/15/2008                                    500        458
Petroleos Mexicanos
         8.402% due 07/15/2005 (d)                            118,650    117,167
         8.850% due 09/15/2007                                  1,800      1,751
         9.375% due 12/02/2008                                 36,650     37,658
Philip Morris Cos., Inc.
         9.000% due 01/01/2001                                    300        303
         8.750% due 06/01/2001                                  5,515      5,514
         7.250% due 09/15/2001                                     70         69
         7.500% due 01/15/2002                                     50         49
         6.800% due 12/01/2003                                 48,345     45,465
         7.000% due 07/15/2005                                  1,125      1,039
         7.200% due 02/01/2007                                 34,000     31,134
Phillips Petroleum Co.
         6.375% due 03/30/2009                                 31,000     27,895
Pr-b Interest Owners Tr Nt (ene)
         7.535% due 06/30/2000 (d)(l)                          29,419     29,384
Procter & Gamble Co.
         5.250% due 09/15/2003                                 35,600     33,509
Qwest Communications International, Inc.
         0.000% due 10/15/2007 (k)                              2,500      2,038
Racers
         8.090% due 04/28/2003 (d)                             30,000     30,000
Racers Bellat
         6.160% due 09/15/2005 (d)                             15,000     14,967
Raytheon Co.
         6.300% due 08/15/2000                                 32,000     31,869
Reliant Energy, Inc.
         8.930% due 05/14/2001                                  5,300      5,389
         8.920% due 05/15/2001                                  6,500      6,609
         6.375% due 11/01/2003                                 14,000     13,478
Residential Reinsurance
         9.163% due 06/01/2000 (d)                              1,800      1,771
Reynolds & Reynolds
         6.120% due 03/02/2001                                  4,000      3,946
Rochester Telecom
         8.950% due 08/07/2001                                  3,000      3,073
Rogers Cablesystems, Inc.
        10.000% due 12/01/2007                                  5,000      5,238
Rogers Cantel Mobile Communications, Inc.
         9.375% due 06/01/2008                                  2,750      2,798
Safeco
         9.630% due 05/31/2000 (l)                              6,500      6,544
         9.590% due 05/31/2001 (l)                              3,000      3,085
Safeway, Inc.
         5.750% due 11/15/2000                                    150        149
         7.000% due 09/15/2002                                    625        617
         6.850% due 09/15/2004                                    250        243
Sara Lee Corp.
         6.300% due 11/07/2005                                    500        476
Scotia Pacific Co. LLC
         7.710% due 01/20/2014                                    305        254
Semtech Corp.
         4.500% due 02/01/2007                                  4,500      4,269
Smithfield Foods
         7.625% due 02/15/2008                                  2,000      1,740
Smithkline Beecham
         7.375% due 04/15/2005                                    150        151
Stone Container Corp.
        10.750% due 10/01/2002                                  2,500      2,534
Swiss Life Financial Ltd.
         2.000% due 05/20/2005                                  3,000      2,953
TCI Communications, Inc.
         6.855% due 09/11/2000 (d)                             63,500     63,428
         6.900% due 12/20/2000 (d)                             10,000     10,006
         6.750% due 03/12/2001 (d)                             14,700     14,820
         6.375% due 05/01/2003                                  3,280      3,194
Telecommunications, Inc.
         8.250% due 01/15/2003                                 43,125     44,401
Telewest Communications PLC
         9.625% due 10/01/2006                                  5,000      4,850
Tenet Healthcare Corp.
         7.875% due 01/15/2003                                  5,000      4,813
         8.625% due 12/01/2003                                  1,200      1,176
         8.000% due 01/15/2005                                  2,000      1,900
         7.625% due 06/01/2008                                 12,000     10,740
Texaco Capital
         8.500% due 02/15/2003                                    700        720
         6.000% due 06/15/2005                                    400        376
Textron, Inc.
         6.750% due 09/15/2002                                    225        221
Time Warner, Inc.
         6.100% due 12/30/2001                                 39,775     38,891
         7.975% due 08/15/2004                                 59,770     60,938
         7.250% due 09/01/2008                                    125        122
Times Mirror Co.
         6.650% due 10/15/2001                                    300        297
TRW, Inc.
         6.601% due 06/28/2000 (d)                             30,200     30,195
         6.450% due 06/15/2001                                 20,000     19,669
Tyco International Group SA
         6.819% due 03/05/2001 (d)                             15,000     14,992
Union Pacific Corp.
         6.354% due 05/22/2000 (d)                             60,000     59,886
         7.875% due 02/15/2002                                  8,000      8,025
         6.930% due 06/01/2003                                  1,000        983
         6.000% due 09/01/2003                                  8,000      7,569
         6.120% due 02/01/2004                                    250        237
United Air Lines
         9.000% due 12/15/2003                                  1,000      1,011
        10.670% due 05/01/2004                                  2,050      2,204
US Airways
         6.850% due 01/30/2018                                    147        134
USA Waste Services, Inc.
         6.125% due 07/15/2001                                 23,500     22,466
UST, Inc.
         7.250% due 06/01/2009                                 25,000     24,067

74  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
USX Corp.
         9.800% due 07/01/2001                             $      300 $      307
Viacom, Inc.
         5.875% due 07/15/2000                                  6,200      6,176
Wal-Mart Stores, Inc.
         9.100% due 07/15/2000                                    250        251
         8.625% due 04/01/2001                                  2,450      2,487
         6.150% due 08/10/2001                                    450        445
         6.750% due 05/24/2002                                    170        169
         6.875% due 08/10/2009                                    900        878
Walt Disney Co.
         5.125% due 12/15/2003                                    500        466
Waste Management, Inc.
         6.375% due 12/01/2003                                    200        180
         6.500% due 05/14/2004                                 89,000     79,617
Westpoint Stevens, Inc.
         7.875% due 06/15/2005                                  8,000      7,026
Westvaco Corp.
         9.650% due 03/01/2002                                    150        156
Whitman Corp.
         6.250% due 05/01/2000                                 15,800     15,800
Williams Communications Group, Inc.
         6.540% due 11/15/2001                                  8,800      8,800
WMX Technologies
         6.700% due 05/01/2001                                 10,000      9,684
         7.000% due 10/15/2006                                    500        435
Wr-b Interest Owners Tr Nt (ene)
         7.410% due 06/30/2000 (d)(l)                          25,802     25,771
Xerox Corp.
         5.875% due 06/01/2000                                 22,500     22,459
         6.500% due 06/29/2000                                    280        280
         5.750% due 07/21/2000                                    500        499
         5.400% due 09/11/2000                                    400        398
         7.410% due 05/15/2001                                  1,000      1,004
Yorkshire Power
         6.154% due 02/25/2003                                 17,000     16,208
                                                                      ----------
                                                                       2,883,351
                                                                      ==========
Utilities 6.5%
AEP Resources, Inc.
         6.500% due 12/01/2003                                 20,000     19,056
Alabama Power Co.
         5.350% due 11/15/2003                                  1,600      1,501
Arizona Public Service
         5.750% due 09/15/2000                                    250        248
         6.490% due 06/30/2001                                 13,757     13,692
Ashland, Inc.
         8.450% due 12/05/2001                                  3,000      3,056
AT&T Corp.
         5.125% due 04/01/2001                                    600        589
         7.350% due 08/27/2001                                  7,200      7,219
         7.125% due 01/15/2002                                    275        274
         7.000% due 05/15/2005                                    200        197
         6.000% due 03/15/2009                                     50         45
         6.500% due 03/15/2029                                    170        147
Baltimore Gas & Electric
         6.125% due 07/01/2003                                    150        144
Beaver Valley Funding Corp.
         8.250% due 06/01/2003                                    596        592
         8.625% due 06/01/2007                                  5,000      5,004
         9.000% due 06/01/2017                                    235        240
BellSouth Telecommunications, Inc.
         7.500% due 06/15/2033                                    185        172
Calpine Corp.
         9.250% due 02/01/2004                                  4,150      4,181
         7.625% due 04/15/2006                                  7,000      6,620
         7.875% due 04/01/2008                                  2,500      2,353
Central Maine Power Co.
         6.500% due 06/14/2000                                  5,500      5,489
Central Power & Light Co.
         6.710% due 11/23/2001 (d)                             18,100     18,105
Chesapeake & Potomac Telephone
         5.625% due 03/01/2007                                    500        445
         8.000% due 10/15/2029                                  1,125      1,180
Cleveland Electric Illuminating Co.
         9.500% due 05/15/2005                                 13,000     13,203
CMS Energy
         7.375% due 11/15/2000                                 76,695     75,972
         8.125% due 05/15/2002                                 18,725     18,462
         8.375% due 07/01/2003                                 15,000     14,514
         7.000% due 01/15/2005                                 30,000     27,416
Commonwealth Edison
         6.210% due 06/15/2002 (d)                              1,000        999
         6.625% due 07/15/2003                                  1,000        973
         9.875% due 06/15/2020                                 11,700     12,869
Connecticut Light & Power Co.
         5.750% due 07/01/2000                                  1,590      1,585
         7.875% due 06/01/2001                                    100        100
         7.750% due 06/01/2002                                  5,000      4,990
         8.590% due 06/05/2003                                 27,000     26,127
Consolidated Edison
         6.250% due 12/15/2001 (d)                             10,000     10,009
         6.625% due 02/01/2002                                    100         99
Consolidated Natural Gas
         7.250% due 10/01/2004                                 43,750     43,111
Cox Enterprises, Inc.
         6.625% due 06/14/2002                                  5,250      5,116
Duke Energy Corp.
         7.000% due 06/01/2000                                    700        700
         5.875% due 06/01/2001                                    250        246
         6.750% due 08/01/2025                                     25         22
Duqestne Light Co.
         6.100% due 05/10/2000                                  1,000      1,000
Dynegy, Inc.
         7.500% due 06/15/2009                                 12,000     11,764
East Coast Power LLC
         6.737% due 03/31/2008                                 17,981     16,950
El Paso Electric Co.
         9.400% due 05/01/2011                                  7,455      7,907
Enron Corp.
         7.660% due 01/14/2002                                  5,000      5,025
Entergy Mississippi, Inc.
         6.699% due 05/03/2004 (d)                             31,000     30,881
Flag Ltd.
         8.250% due 01/30/2008                                  1,200      1,068
GTE Corp.
         5.500% due 01/15/2009                                    100         87
         7.510% due 04/01/2009                                    175        174
Hughes Electric
         7.451% due 10/23/2000                                 10,000      9,991
Indiana Bell Telephone Co., Inc.
         5.500% due 04/01/2007                                    500        446
Indiana Michigan Power
         6.530% due 11/22/2000 (d)                              2,500      2,506
Indianapolis Power & Light
         7.375% due 08/01/2007                                    225        224
Kansai Electric Power Co.
         7.250% due 09/25/2006                                  2,000      1,973
Kentucky Power Co.
         6.569% due 11/02/2000 (d)                              7,300      7,300
Kerr-McGee Corp.
        10.000% due 04/01/2001                                  9,663      9,881
         6.414% due 08/01/2001 (d)                             22,100     22,101
         6.703% due 11/01/2001                                 80,500     80,170
Korea Electric Power
         7.000% due 10/01/2002                                    180        174
         3.882% due 10/31/2002 (d)                             18,900      8,896
         6.375% due 12/01/2003                                    220        206
Louisiana Power & Light Co.
         7.740% due 07/01/2002                                    599        596
MCI Worldcom, Inc.
         6.270% due 08/17/2000 (d)                             20,000     20,003
         6.125% due 08/15/2001                                  1,330      1,314
         6.125% due 04/15/2002                                  1,250      1,219
         8.875% due 01/15/2006                                 24,529     25,560
Montana Power Co.
         6.293% due 04/06/2001 (d)                             15,000     15,003
National Power Corp.
         9.625% due 05/15/2028                                 16,000     13,443
National Rural Utilities Cooperative
         6.250% due 04/15/2003                                 50,000     48,189

                                                       See accompanying notes 75

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
New Century Energies, Inc.
         5.860% due 05/30/2000                               $ 24,400   $ 24,350
New England Telephone & Telegraph Co.
         6.375% due 09/01/2008                                  1,350      1,262
New Jersey Bell Telephone
         4.875% due 11/01/2000                                    800        790
New York Telephone Co.
         6.250% due 02/15/2004                                    150        144
         6.000% due 04/15/2008                                     45         41
         6.125% due 01/15/2010                                     80         72
Niagara Mohawk Power
         7.000% due 10/01/2000                                 60,235     60,122
         7.125% due 07/01/2001                                 20,604     20,323
         7.250% due 10/01/2002                                 24,783     24,481
         7.375% due 07/01/2003                                 39,162     38,189
         7.375% due 08/01/2003                                  1,645      1,642
North Atlantic Energy
         9.050% due 06/01/2002                                  5,995      5,940
Northern Illinois Gas Co.
         6.450% due 08/01/2001                                  1,450      1,437
Northern Telecom Ltd.
         8.750% due 06/12/2001                                    300        305
NRG Energy, Inc.
         8.000% due 11/01/2003                                  6,000      5,956
Nynex Corp.
         9.550% due 05/01/2010                                  6,516      6,990
Ohio Bell Telephone Co.
         5.375% due 03/01/2007                                    950        839
Ohio Power Co.
         7.000% due 07/01/2004                                 24,000     23,213
Oxymar
         7.500% due 02/15/2016                                    100         73
Pacific Gas & Electric Co.
         6.750% due 12/01/2000                                  3,049      3,049
Pacific Northwest Bell
         4.375% due 09/01/2002                                     50         47
Pennsylvania Power & Light
         6.000% due 06/01/2000                                    500        499
Philadelphia Electric
         5.625% due 11/01/2001                                 22,350     21,781
Philippine Long Distance Telephone Co.
         7.850% due 03/06/2007                                  5,000      4,326
         10.500% due 04/15/2009                                 6,000      5,914
PP&L, Inc.
         6.125% due 05/01/2001 (d)                             16,102     15,949
         6.550% due 03/01/2006                                    500        475
PSEG Energy Holdings
         9.125% due 02/10/2004                                    120        120
Public Service Co. of Colorado
         6.000% due 04/15/2003                                    750        721
Public Service Electric & Gas
         6.500% due 06/01/2000                                    500        500
         7.250% due 04/01/2001 (d)                              3,191      3,187
         6.125% due 08/01/2002                                  1,000        976
         6.250% due 01/01/2007                                  1,500      1,401
Public Service Enterprise Group, Inc.
         6.710% due 11/22/2000 (d)                             11,000     11,013
         6.350% due 06/15/2001 (d)                            156,200    156,290
Queststar Pipeline
         9.375% due 06/01/2021                                    200        219
RAS LAFFAN Liquid Natural Gas
         8.294% due 03/15/2014                                    145        141
Reliant Energy, Inc.
         8.750% due 03/01/2022                                 10,000     10,224
Scana Corp.
         6.590% due 02/08/2002 (d)                              3,100      3,100
Sierra Pacific Power Co.
         6.900% due 10/13/2000                                 29,000     28,998
Sierra Pacific Resources
         7.060% due 05/01/2000                                  6,000      5,999
         6.830% due 10/06/2000 (d)                             35,000     34,990
         6.200% due 04/15/2004                                 20,000     18,906
SK Telecom Co. Ltd.
         7.750% due 04/29/2004                                  5,000      4,883
Southern Energy
         7.900% due 07/15/2009                                    175        173
Sprint Capital Corp.
         6.386% due 11/15/2001 (d)                            100,000    100,079
         6.500% due 11/15/2001                                    370        365
         8.125% due 07/15/2002                                 10,378     10,513
         5.875% due 05/01/2004                                 43,500     41,203
System Energy Resources
         7.380% due 10/01/2000                                  5,000      4,997
         7.710% due 08/01/2001                                 14,850     14,845
Teco Energy, Inc.
         5.540% due 09/15/2001                                 44,630     43,652
Telekomunikacja Polska SA
         7.125% due 12/10/2003                                 12,200     11,704
         7.750% due 12/10/2008                                 13,600     13,202
Tennessee Valley Authority
         3.375% due 01/15/2007 (h)                             10,647      9,897
         0.000% due 04/15/2042 (k)                                855        319
Texas Utilities Co.
         6.310% due 04/24/2000 (d)                             65,100     65,094
         6.791% due 06/25/2001                                130,200    130,085
         6.370% due 08/16/2001                                  1,000        985
         7.105% due 09/24/2001                                208,800    209,907
         5.940% due 10/15/2001                                  3,000      2,941
         6.500% due 08/16/2002                                  1,000        987
Texas-New Mexico Power
         10.750% due 09/15/2003                                11,450     11,589
Toledo Edison Co.
         8.180% due 07/30/2002                                  1,400      1,415
         8.700% due 09/01/2002                                 14,500     14,569
         7.850% due 03/31/2003                                  7,000      7,017
         7.875% due 08/01/2004                                    500        495
Tucson Electric Power
         8.500% due 10/01/2009                                    454        463
TXU Eastern Funding
         6.150% due 05/15/2002                                 53,800     52,321
         6.450% due 05/15/2005                                  8,045      7,486
U.S. West Communications, Inc.
         5.650% due 11/01/2004                                  9,000      8,385
         6.625% due 09/15/2005                                    400        385
         6.125% due 11/15/2005                                    400        376
Union Electric Co.
         8.000% due 12/15/2022                                  1,000      1,027
United Telecom, Inc.
         9.500% due 06/06/2001                                    150        154
Western Massachusetts Electric
         7.375% due 07/01/2001                                  7,000      6,967
Western Resources, Inc.
         6.250% due 08/15/2003                                 13,500     11,621
Wilmington Trust Co. - Tucson Electric
         10.732% due 01/01/2013 (l)                               991      1,024
WorldCom, Inc.
         6.400% due 08/15/2005                                  1,625      1,553
YPF Sociedad Anonima
         7.250% due 03/15/2003                                 16,475     16,044
                                                                      ----------
                                                                       2,044,829
                                                                      ----------
Total Corporate Bonds & Notes                                         14,903,643
(Cost $15,074,637)                                                    ==========

--------------------------------------------------------------------------------
MUNICIPAL BONDS & NOTES 0.5%
--------------------------------------------------------------------------------
Alabama 0.0%
Jefferson County Alabama Revenue, (FGIC Insured),
 Series 1999
         5.125% due 02/01/2029                                  9,000      8,055
         5.000% due 02/01/2033                                  1,250      1,083
                                                                      ----------
                                                                           9,138
                                                                      ==========
California 0.0%
San Francisco California City & County Airport
Community Revenue, (MBIA Insured), Series 1998
         4.500% due 05/01/2028                                  6,700      5,468
                                                                      ----------
Florida 0.1%
Florida State Bridge Capital Outlay, (FGIC Insured)
Series 1999 4.500% due 06/01/2023                               7,000      5,801



76  See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Florida State Government Utilities Authority,
(AMBAC Insured), Series 1999
5.000% due 10/01/2029                                    $      6,205  $   5,468
5.000% due 10/01/2029                                           6,700      5,904

Florida State Turnpike Authority Revenue,
Series 1998 4.500% due 07/01/2027                              11,500      9,424

Greater Orlando Aviation Authority, Orlando Florida
Airport Facitities Revenue Bonds, (FGIC Insured),
Series 1999 5.125% due 10/01/2028                               2,000      1,783

Lakeland Florida Electric & Water Revenue, (MBIA Insured),
Series 1999 5.000% due 10/01/2028                               5,350      4,723
                                                                       ---------
                                                                          33,103
                                                                       =========
Georgia 0.1%
Georgia Government Partnership, (MBIA Insured)
4.750% due 06/01/2028                                          18,700     15,785
                                                                       ---------
Hawaii 0.1%
Honolulu Hawaii City & County Wastewater
System Revenue, (FGIC Insured),
Series 1998 4.750% due 07/01/2028                              14,400     12,170
                                                                       ---------
Illinois 0.0%
Chicago Illinois Lakefront Millennium Package Facilities,
(MBIA Insured), Series 1998 5.125% due 01/01/2028               6,200      5,466
                                                                       ---------
Massachusetts 0.1%
Massachusetts Bay Transportation Authority,
(MBIA Insured), Series 1998
4.750% due 03/01/2021                                           8,300      7,197

Massachusetts State Turnpike Authority Metro
Highway System, (AMBAC Insured),
Series 1999 5.000% due 01/01/2039                              11,300      9,681
                                                                       ---------
                                                                          16,878
                                                                       =========
Mississippi 0.0%
Mississippi Development Bank Obligation,
(AMBAC Insured), Series 1999 5.000% due 07/01/2024              5,000      4,458
                                                                       ---------
Nevada 0.0%
Clark County Nevada Passenger Facility Charge Revenue,
(MBIA Insured), Series 1998 4.750% due 07/01/2022               6,000      5,137
                                                                       ---------
New York 0.1%
Long Island Power Authority New York Electric System,
(FSA Insured), Series 1998 5.125% due 12/01/2022                9,000      8,149

New York City Municipal Bond, Series 1997
6.346% due 08/01/2002 (d)                                      11,058     11,047

New York City Transitional Finance Authority Revenue,
(FGIC Insured), Series 1998 4.750% due 11/15/2023               5,000      4,283

New York City, New York, Series D
6.346% due 08/01/2002 (d)                                      14,815     14,815

New York State Dorm Authority Lease Revenue
4.750% due 01/15/2029                                           3,850      3,198
5.625% due 04/01/2029                                           1,000        959
                                                                       ---------
                                                                          42,451
                                                                       =========
Pennsylvania 0.0%
Philadelphia PA School District, (MBIA Insured),
Series 1998 4.750% due 04/01/2027                               6,300      5,305

Pittsburgh & Allegheny County Pa, (AMBAC Insured),
Series 1999 5.000% due 02/01/2029                                 500        436
                                                                       ---------
                                                                           5,741
                                                                       =========
Texas 0.0%
Houston Texas Airport System Revenue, (FGIC Insured),
Series 1998 5.000% due 07/01/2025                               5,500      4,808
                                                                       ---------
Utah 0.0%
Weber County, Utah Hospital Revenue Bonds,
Series 1999 5.000% due 08/15/2030                                 500        419
                                                                       ---------
Washington State 0.0%
Seattle Washington, General Obligation Limited,
Series F 5.125% due 12/15/2028                                  6,000      5,318
                                                                       ---------
Total Municipal Bonds & Notes                                            166,340
(Cost $165,094)                                                        =========

--------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 2.5%
--------------------------------------------------------------------------------
A.I.D. Housing Guarantee - Peru
    9.980% due 08/01/2008                                         935        979
Federal Home Loan Bank
    0.000% due 05/12/2000 (d)                                 185,400    185,398
    5.500% due 07/14/2000                                       1,150      1,148
    5.663% due 02/15/2002 (d)                                  17,000     16,706
    5.135% due 09/22/2003                                         600        565
    6.000% due 06/30/2004                                       1,000        960
    5.365% due 12/11/2008                                         600        527
Federal Home Loan Mortgage Corp.
    7.000% due 02/15/2003                                         500        499
Federal National Mortgage Assn.
    9.050% due 04/10/2000                                         400        400
    5.650% due 06/12/2000                                          50         50
    5.560% due 07/24/2000                                         440        439
    5.375% due 03/15/2002                                         750        729
    7.250% due 06/20/2002                                      55,000     27,171
    6.000% due 03/03/2003                                         500        486
    5.750% due 06/15/2005                                         750        708
    6.560% due 12/10/2007                                         190        180
Student Loan Marketing Assn.
    5.129% due 06/30/2000 (d)                                  63,700     63,692
    5.711% due 04/25/2004 (d)                                  10,916     10,902
    6.365% due 07/25/2004 (d)                                   1,059      1,055
    6.375% due 10/25/2004 (d)                                  19,319     19,255
    6.395% due 10/25/2004 (d)                                  32,283     32,206
    5.770% due 10/25/2005 (d)                                  17,554     17,471
    6.089% due 10/25/2005 (d)                                  26,225     26,103
    5.909% due 04/25/2006 (d)                                  97,402     97,034
    6.635% due 07/25/2006 (d)                                  31,287     31,182
    6.595% due 01/25/2007 (d)                                  89,311     89,217
    6.565% due 04/25/2007 (d)                                 165,769    164,952
                                                                       ---------
U.S. Government Agencies                                                 790,014
(Cost $791,398)                                                        =========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 12.5%
--------------------------------------------------------------------------------
Treasury Inflation Protected Securities
    3.625% due 07/15/2002 (h)                               1,027,517  1,024,628
    3.375% due 01/15/2007 (h)                                 228,023    220,573
    3.625% due 01/15/2008 (h)                                 416,333    405,404
    3.875% due 01/15/2009 (h)                                 207,773    205,631
    3.625% due 04/15/2028 (h)                                 132,570    125,858
    3.875% due 04/15/2029 (h)                                 127,762    126,724
U.S. Treasury Bonds
   12.375% due 05/15/2004                                       1,000      1,213
   10.375% due 11/15/2012                                         250        308
   12.000% due 08/15/2013                                       6,000      8,115
    6.500% due 02/15/2015 (j)                                 287,500    425,231
   10.625% due 08/15/2015                                     144,600    206,552
    9.250% due 02/15/2016                                         250        325
    7.250% due 05/15/2016                                         275        304
    7.500% due 11/15/2016                                         500        567
    8.750% due 05/15/2017                                         300        379
    8.875% due 08/15/2017                                       1,375      1,759
    8.125% due 08/15/2019                                      41,000     49,841
    8.750% due 08/15/2020                                     214,600    277,706
    8.125% due 08/15/2021                                         305        375
    8.000% due 11/15/2021                                     417,600    508,559
    7.125% due 02/15/2023                                         500        560
    6.375% due 08/15/2027                                         100        104


                                                       See accompanying notes 77

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
    6.250% due 05/15/2030                                  $   21,340 $   22,580
U.S. Treasury Notes
    5.125% due 08/31/2000 (b)                                  96,835     96,411
    6.625% due 05/15/2007 (j)                                  36,800     37,525
    6.125% due 08/15/2007                                       1,525      1,511
    6.500% due 02/15/2010                                      21,100     21,845
U.S. Treasury Strips
    0.000% due 11/15/2006                                         270        178
    0.000% due 02/15/2019                                      80,000     25,699
    0.000% due 05/15/2020                                     185,600     55,417
    0.000% due 11/15/2021                                     316,200     87,553
                                                                       ---------
Total U.S. Treasury Obligations                                        3,939,435
(Cost $3,848,029)                                                      =========

--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 51.1%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 21.6%
ABN AMRO Mortgage Corp.
    6.500% due 06/25/2029                                       7,093      6,438
American Southwest Financial Securities Corp.
    7.400% due 11/17/2004                                      36,860     36,882
   12.250% due 11/01/2014                                          38         37
   12.500% due 04/01/2015                                         288        289
   12.000% due 05/01/2015                                         630        644
   11.400% due 09/01/2015                                         422        421
    7.248% due 11/25/2038                                      52,881     50,270
Bank of America Mortgage Securities
    6.250% due 07/25/2014                                      10,272      9,532
    6.250% due 08/25/2028                                      25,000     22,240
    6.500% due 05/25/2029                                      35,732     32,620
    7.250% due 10/25/2029                                      10,003      8,790
Bankers Trust Co.
    8.625% due 04/01/2018                                          41         41
Bear Stearns Mortgage Securities, Inc.
    7.000% due 09/20/2012                                      34,576     33,528
    7.000% due 08/20/2018                                      10,000      9,528
    6.625% due 10/25/2023 (d)                                   3,510      3,536
   10.000% due 08/25/2024                                       5,000      5,440
    7.000% due 03/25/2027                                       7,000      6,585
    8.125% due 09/25/2027                                       3,000      3,020
    7.000% due 02/25/2028                                      10,000      9,498
Cendant Mortgage Corp.
    6.503% due 11/18/2028 (d)                                  13,937     13,118
    6.503% due 11/18/2028 (d)                                   5,762      4,900
Centre Re Series 1999 - ZC - 1
    6.715% due 02/01/2009                                      30,859     29,209
Chase Mortgage Finance Corp.
    8.250% due 10/25/2010                                         424        422
    7.000% due 07/25/2024                                       3,604      3,579
    7.000% due 08/25/2024                                       3,052      2,941
    6.750% due 03/25/2025                                       8,525      7,153
    6.203% due 04/25/2025 (d)                                  21,540     21,894
    6.350% due 07/25/2029                                      74,414     72,730
Chemical Mortgage Securities
    7.250% due 01/25/2026                                      11,575     11,262
Citicorp Mortgage Securities, Inc.
    7.030% due 10/25/2022 (d)                                  10,949     10,985
    6.250% due 04/25/2024                                      11,796     10,001
    7.250% due 10/25/2027                                      20,462     19,429
    6.750% due 09/25/2028                                       8,859      8,276
    5.900% due 05/25/2029                                      21,125     20,903
CMC Securities Corp.
    7.373% due 09/25/2023 (d)                                   4,376      4,350
    7.862% due 04/25/2025 (d)                                     183        185
    7.250% due 11/25/2027                                       9,349      9,049
    6.750% due 05/25/2028                                       5,000      4,648
Collateralized Mortgage Obligation Trust
   10.200% due 02/01/2016                                       2,567      2,598
    7.250% due 04/23/2017                                          70         69
    8.000% due 09/20/2021                                       6,962      6,991
Collateralized Mortgage Securities Corp.
   11.450% due 09/01/2015                                       1,068      1,076
   11.450% due 11/01/2015 (d)                                     140        141
    8.750% due 04/20/2019                                         465        473
Comm
    6.145% due 02/15/2008                                      16,056     15,289
    6.488% due 12/16/2011 (d)                                   9,000      9,014
Countrywide Home Loans
    6.500% due 07/25/2013                                       5,676      5,218
    7.334% due 07/25/2024 (d)                                   3,898      3,889
    6.750% due 11/25/2025                                      25,567     22,873
    7.500% due 06/25/2027                                      12,194     12,021
    7.500% due 09/25/2027                                      20,000     19,435
    7.250% due 12/25/2027                                       6,224      6,028
    7.250% due 02/25/2028                                      57,846     54,913
    6.750% due 06/25/2028                                      15,103     13,339
    6.750% due 08/25/2028                                      12,807     12,631
    6.750% due 11/25/2028                                       3,000      2,819
    6.500% due 01/25/2029                                      24,978     22,844
    6.500% due 03/25/2029                                      16,744     15,230
    6.050% due 04/25/2029                                         965        945
    7.250% due 08/25/2029                                       5,700      5,353
Crusade Global Trust
    6.400% due 02/15/2030 (d)                                 100,000    100,250
CS First Boston Mortgage Securities
    6.750% due 12/27/2028                                      12,189     10,494
DLJ Mortgage Acceptance Corp.
    8.154% due 05/25/2024 (d)                                     117        119
    6.850% due 12/17/2027                                       6,605      6,516
Donaldson, Lufkin & Jenrette
    6.446% due 08/01/2021 (d)(l)                                4,540      4,606
    7.922% due 12/25/2022 (d)                                   1,917      1,938
    8.112% due 03/25/2024 (d)                                     541        550
Drexel Mortgage Funding
    9.500% due 11/20/2017                                         715        707
    8.600% due 03/01/2018                                         180        180
FBS Mortgage Corp.
    7.136% due 11/25/2024                                         518        516
Federal Home Loan Mortgage Corp.
    6.750% due 10/15/2003                                      16,183     15,917
    7.000% due 10/15/2003                                       4,007      3,991
    7.500% due 11/01/2003                                       5,165      5,147
    6.000% due 06/15/2005                                       2,692      2,686
   10.150% due 04/15/2006                                           6          6
    6.500% due 07/15/2006                                      11,069     11,003
    6.500% due 08/15/2006                                         710        706
    7.500% due 05/01/2007                                       1,526      1,532
    5.500% due 10/15/2007                                       5,782      5,705
    6.500% due 05/15/2008                                       1,000        982
    4.675% due 06/15/2008 (d)                                     169        150
    6.000% due 11/15/2008                                         225        213
    6.200% due 12/15/2008                                       4,350      3,900
    6.000% due 03/15/2009                                         265        252
    7.550% due 03/15/2012                                         180        179
    8.500% due 08/15/2013                                       2,000      2,039
    8.500% due 09/15/2013                                       5,941      6,038
    6.000% due 11/15/2014                                         400        354
    5.400% due 05/25/2016                                      18,502     18,368
    7.000% due 11/15/2016                                       2,922      2,917
    6.250% due 10/15/2017                                      21,354     21,131
    5.900% due 03/15/2018                                       5,533      5,482
    6.350% due 03/25/2018                                         200        197
    5.250% due 05/15/2018                                         316        313
   10.000% due 08/01/2018                                          65         70
    6.400% due 02/15/2019                                      16,934     16,763
    6.500% due 05/15/2019                                         277        276
    6.250% due 07/15/2019                                      27,756     27,532
    5.000% due 08/15/2019                                         118        115
    7.500% due 01/15/2020                                       4,037      4,043
    6.388% due 06/15/2020 (d)                                      89         89
    5.250% due 07/15/2020                                         382        374
    5.500% due 10/15/2020                                          72         71
    9.500% due 11/15/2020                                       3,855      3,948
    9.000% due 12/15/2020                                       2,724      2,806
    8.750% due 12/15/2020                                       1,265      1,277
    6.000% due 12/15/2020                                         282        267
    6.250% due 01/15/2021                                         200        193
    9.500% due 01/15/2021                                       2,234      2,313

78 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
    8.000% due 04/15/2021                                $         96  $      97
    6.500% due 05/15/2021                                         119        117
    6.500% due 05/17/2021                                          72         68
    8.500% due 06/15/2021                                      26,071     26,729
    6.950% due 07/15/2021                                         505        493
    8.000% due 07/15/2021                                      11,237     11,280
    9.000% due 07/15/2021                                       1,998      2,077
    9.500% due 07/15/2021                                       1,618      1,650
    8.000% due 08/15/2021                                      23,472     23,620
    6.200% due 08/15/2021                                       1,467      1,447
    6.950% due 08/15/2021                                         166        163
    6.500% due 09/15/2021                                       1,049      1,008
    7.000% due 09/15/2021                                         171        167
    6.500% due 09/15/2021                                      28,978     28,343
    7.000% due 09/15/2021                                         131        128
    7.000% due 10/15/2021                                          12         12
    8.000% due 12/15/2021                                      17,686     17,918
    6.850% due 01/15/2022                                         700        686
    8.250% due 06/15/2022                                       5,000      5,079
    7.000% due 07/15/2022                                       9,075      8,756
    8.500% due 10/15/2022                                       7,618      7,802
    7.500% due 01/15/2023                                      17,089     16,562
    7.000% due 05/15/2023                                       8,532      7,871
    7.000% due 07/15/2023                                         261        242
    6.500% due 07/15/2023                                         272        259
    7.500% due 07/15/2023                                         395        397
    6.500% due 08/15/2023                                     162,855    159,490
    7.500% due 01/20/2024                                         135        134
    6.500% due 02/15/2024                                          22         21
    5.000% due 02/15/2024                                         116         99
    8.000% due 04/25/2024                                         457        465
    6.250% due 05/15/2024                                      12,947     11,290
    7.250% due 08/15/2024                                         190        188
    8.000% due 09/15/2024                                      16,250     16,431
    7.000% due 11/17/2025                                          40         39
    6.500% due 03/15/2026                                         110        102
    7.162% due 10/01/2026 (d)                                   3,198      3,294
    6.000% due 11/15/2026                                         550        497
    7.500% due 01/15/2027                                      24,258     23,972
    8.000% due 02/15/2027                                      33,246     33,550
    7.500% due 03/17/2027                                      20,000     19,925
    6.750% due 05/15/2027                                       1,489      1,437
    7.500% due 06/20/2027                                      18,850     18,121
    6.500% due 08/15/2027                                      15,143     12,979
    6.500% due 10/15/2027                                      32,300     28,817
    6.000% due 11/15/2027                                         665        602
    6.500% due 01/25/2028                                       8,691      7,605
    7.000% due 02/15/2028                                       1,735      1,598
    6.500% due 04/15/2028                                     157,334    143,400
    6.500% due 05/15/2028                                      48,000     41,416
    6.500% due 06/15/2028                                      56,878     47,571
    6.500% due 06/20/2028                                      22,646     19,079
    6.500% due 07/15/2028                                      68,191     54,516
    6.500% due 08/15/2028                                     267,517    223,489
    7.000% due 11/15/2028                                       9,000      8,487
    6.500% due 12/15/2028                                       6,832      5,406
    6.000% due 12/15/2028                                      22,772     18,773
    6.500% due 01/15/2029                                      10,411      9,564
    6.000% due 02/15/2029                                       3,758      2,820
    6.500% due 03/15/2029                                      25,470     22,928
    6.500% due 06/01/2029                                         110        103
    6.500% due 07/01/2029                                       1,119      1,051
    8.000% due 07/15/2029                                       1,250      1,210
    6.165% due 08/15/2032 (d)                                  28,544     27,409
Federal National Mortgage Assn
    9.100% due 02/25/2002                                       1,033      1,036
    7.500% due 05/25/2005                                       6,700      6,724
    7.500% due 02/25/2006                                         375        373
    6.500% due 05/01/2006                                         172        169
    6.500% due 07/25/2006                                          68         68
    8.000% due 11/25/2006                                          30         30
    6.500% due 05/25/2007                                       8,425      8,284
    6.000% due 07/25/2007                                         300        293
    8.804% due 08/25/2007 (d)                                      10          9
    6.270% due 09/25/2007                                       3,000      2,842
    7.000% due 10/25/2007                                         200        198
    6.500% due 05/25/2008                                         500        490
   10.500% due 08/25/2008                                       7,146      7,737
    6.000% due 08/25/2008                                          86         85
    7.452% due 09/25/2008 (d)                                   1,606      1,433
    6.750% due 11/25/2010                                       1,117      1,109
    7.000% due 01/25/2011                                         198        197
    6.000% due 03/18/2015                                      15,908     15,714
    8.000% due 12/25/2016                                         199        197
    9.250% due 04/25/2018                                         192        201
    9.300% due 05/25/2018                                         730        756
    6.425% due 06/25/2018 (d)                                       3          3
    9.500% due 06/25/2018                                         420        442
    5.500% due 07/25/2018                                           6          6
    9.500% due 11/25/2018                                       8,826      9,041
    6.000% due 02/25/2019                                       5,000      4,916
    6.500% due 03/25/2019                                         885        862
    9.500% due 06/25/2019                                       1,466      1,527
    5.650% due 07/25/2019                                       1,500      1,488
    9.300% due 08/25/2019                                          81         85
    6.350% due 08/25/2019                                         277        273
    8.000% due 10/25/2019                                       1,718      1,718
    9.000% due 12/25/2019                                       6,578      6,718
    7.500% due 12/25/2019                                          81         80
    6.500% due 03/25/2020                                          69         69
    7.500% due 05/25/2020                                       3,630      3,612
    6.750% due 06/25/2020                                         759        756
    6.356% due 07/18/2020 (d)                                      62         62
    7.000% due 09/25/2020                                      15,966     15,832
    5.000% due 09/25/2020                                         200        186
    9.000% due 09/25/2020                                       3,811      3,926
    8.000% due 12/25/2020                                      25,229     25,476
    6.375% due 12/25/2020 (d)                                      19         19
    9.000% due 01/25/2021                                       5,999      6,218
    8.750% due 01/25/2021                                       3,469      3,532
    5.750% due 02/18/2021                                         100         94
    9.000% due 03/25/2021                                         524        536
    7.500% due 03/25/2021                                       5,480      5,468
    7.000% due 05/25/2021                                         300        289
    7.500% due 06/25/2021                                          70         70
    6.500% due 06/25/2021                                       5,932      5,636
    8.000% due 07/25/2021                                      16,336     16,372
    8.500% due 09/25/2021                                       5,851      5,957
    7.000% due 10/25/2021                                       8,997      8,756
    8.000% due 10/25/2021                                      22,645     22,812
    7.000% due 11/25/2021                                      24,015     23,679
    6.000% due 12/25/2021                                          45         44
    8.000% due 01/25/2022                                      21,700     21,742
    8.000% due 03/25/2022                                          96         96
    7.000% due 04/25/2022                                      17,091     16,274
   10.000% due 05/01/2022                                         152        162
    7.375% due 05/25/2022                                       8,894      8,688
    8.000% due 06/25/2022                                       3,710      3,715
    7.000% due 06/25/2022                                       1,416      1,381
    8.000% due 07/25/2022                                      58,786     59,172
    7.000% due 07/25/2022                                       6,172      6,056
    6.500% due 10/25/2022                                       3,919      3,507
    7.800% due 10/25/2022                                       3,674      3,654
    6.500% due 12/25/2022                                         230        222
    3.663% due 02/25/2023 (d)                                  14,032        660
    7.000% due 03/25/2023                                      27,899     26,411
    6.500% due 05/18/2023                                      12,369     12,134
    6.900% due 05/25/2023                                         154        142
    7.000% due 06/25/2023                                       4,805      4,155
    6.000% due 08/25/2023                                      10,794      8,728
    6.500% due 08/25/2023                                          44         41
    6.000% due 08/25/2023                                       2,703      2,484
    6.750% due 09/25/2023                                       3,840      3,477
    1.000% due 09/25/2023                                         299        269
    7.500% due 10/25/2023                                          58         57
    6.750% due 10/25/2023                                         578        524
    6.500% due 11/25/2023                                          90         87
    7.100% due 12/25/2023                                       6,769      6,476
    6.500% due 12/25/2023                                       1,125        971
    6.500% due 01/25/2024                                       2,572      2,222

                                                       See accompanying notes 79

Total Return Fund
March 31, 2000                                              Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
    6.500% due 02/25/2024                                $      5,150  $   4,801
    7.250% due 02/25/2024                                          29         29
    7.500% due 06/20/2024                                         120        119
    7.000% due 02/18/2025                                         140        139
    6.600% due 05/18/2025                                         219        205
    7.500% due 11/17/2025                                         289        285
    7.500% due 12/25/2025                                         360        356
    7.000% due 02/15/2026                                         180        175
    7.000% due 07/18/2026                                         450        433
    6.500% due 09/18/2026                                         120        113
    7.000% due 12/18/2026                                      15,751     14,562
    6.000% due 12/25/2026                                         170        156
    6.000% due 03/25/2027                                         320        293
    6.000% due 05/17/2027                                       5,470      4,694
    7.000% due 07/18/2027                                         460        447
    8.000% due 08/18/2027                                         309         93
    6.280% due 04/18/2028 (d)                                     138        137
    6.500% due 06/25/2028                                       3,400      3,046
    6.000% due 07/18/2028                                       8,394      6,982
    6.500% due 07/18/2028                                      67,412     61,660
    9.079% due 09/25/2028                                      23,805     24,750
    6.000% due 04/25/2029                                      10,490      8,172
    6.300% due 10/17/2038                                      14,993     12,996
First Commonwealth Savings & Loan
   10.375% due 04/01/2005                                          17         18
First Nationwide Trust
    6.750% due 07/25/2029                                      11,223     11,081
First Union Residential Securitization, Inc.
    7.000% due 04/25/2025                                         361        345
    6.750% due 08/25/2028                                       9,048      7,987
Gaston Oaks plc
    6.930% due 01/01/2036                                       5,507      5,534
General Electric Capital Mortgage Services, Inc.
    6.750% due 12/25/2012                                       2,889      2,845
    6.500% due 09/25/2023                                       1,175      1,005
    6.500% due 12/25/2023                                       8,631      7,409
    6.500% due 01/25/2024                                       3,895      3,326
    6.500% due 02/25/2024                                           2          2
    6.500% due 03/25/2024                                      63,792     57,007
    6.500% due 04/25/2024                                      64,524     52,207
    7.000% due 10/25/2027                                      14,586     13,633
    7.500% due 06/25/2027                                       3,438      3,368
    7.500% due 07/25/2027                                      10,223      9,980
    7.000% due 11/25/2027                                      72,500     68,902
    6.750% due 05/25/2028                                      23,934     21,610
    6.650% due 05/25/2028                                       7,914      7,756
    6.550% due 06/25/2028                                      23,450     22,312
    6.750% due 06/25/2028                                      21,926     20,474
    6.750% due 10/25/2028                                       9,364      8,722
    6.500% due 12/25/2028                                      19,500     17,767
    6.250% due 12/25/2028                                      55,266     49,490
    6.500% due 05/25/2029                                       9,858      8,941
    6.750% due 05/25/2029                                      20,000     18,562
    6.500% due 07/25/2029                                      95,240     86,391
    5.950% due 07/25/2029                                      24,794     24,274
    6.250% due 07/25/2029                                     132,674    126,507
    6.000% due 07/25/2029                                      18,307     17,753
    7.250% due 08/25/2029                                       8,000      7,513
    7.000% due 09/25/2029                                      15,839     15,066
General Motors Acceptance Corp.
    6.700% due 03/15/2008                                      29,732     28,136
GGP-Homart
    6.202% due 06/10/2003 (d)                                  19,735     19,729
GMAC Commercial Mortgage Securities, Inc.
    6.150% due 11/15/2007                                      21,020     20,003
    6.974% due 05/15/2008                                      29,204     28,578
    6.945% due 09/15/2033                                      24,060     22,829
    6.570% due 09/15/2033                                      31,174     29,851
Goldman Sachs Mortgage Corp.
    6.000% due 12/31/2007 (l)                                   9,086      8,216
Government National Mortgage Assn
    6.250% due 06/20/2022                                      53,459     52,725
    7.250% due 12/16/2023                                       8,617      8,577
    7.000% due 01/15/2024                                         431        420
    8.000% due 05/16/2024                                          95         95
    7.000% due 03/20/2026                                         320        302
    7.000% due 08/20/2026                                         126        120
    7.500% due 02/16/2027                                          19         19
    7.500% due 07/16/2027                                      28,821     27,635
    6.500% due 06/20/2028                                      29,978     26,418
    6.500% due 07/20/2028                                      37,879     29,249
    6.500% due 09/20/2028                                      27,553     22,863
    6.500% due 01/20/2029                                      26,964     21,882
    6.500% due 03/20/2029                                      16,259     14,562
    6.000% due 05/20/2029                                      10,511      8,258
Greenwich
    7.272% due 04/25/2022 (d)                                     594        592
    7.352% due 07/25/2022 (d)                                   1,280      1,275
    7.337% due 10/25/2022 (d)                                      79         79
    7.428% due 04/25/2023 (d)                                   1,141      1,136
    7.956% due 04/25/2024 (d)                                   1,249      1,261
    8.423% due 06/25/2024 (d)                                   1,177      1,201
    9.007% due 08/25/2024 (d)                                   1,700      1,725
    8.869% due 11/25/2024 (d)                                     390        391
GS Mortgage Securities Corp.
    6.060% due 10/18/2030                                      32,437     30,901
Headlands Mortgage Securities, Inc.
    7.250% due 11/25/2012                                       2,350      2,330
    7.155% due 12/25/2012                                         827        815
    7.250% due 11/25/2027                                       5,000      4,851
    6.650% due 02/25/2029                                       1,418      1,415
ICI Funding Corp. Secured Assets Corp.
    7.250% due 09/25/2027                                      18,068     17,415
    7.750% due 03/25/2028                                       1,881      1,807
Imperial CMB Trust
    6.820% due 09/25/2026 (d)                                   7,212      7,215
    6.650% due 11/25/2029                                       1,178      1,159
Independent National Mortgage Corp.
    6.650% due 10/25/2024                                       2,723      2,583
    7.218% due 11/25/2024 (d)                                   1,744      1,769
    8.750% due 12/25/2024                                          30         31
    8.539% due 01/25/2025 (d)                                     142        145
    8.000% due 06/25/2025                                          22         21
    7.475% due 07/25/2025 (d)                                   8,458      8,581
    7.416% due 07/25/2025 (d)                                   3,603      3,624
    7.500% due 09/25/2025                                       1,191      1,187
International Mortgage Acceptance Corp.
   12.250% due 03/01/2014                                         274        307
J.P. Morgan Commercial Mortgage Finance Corp.
    9.000% due 10/20/2020                                      10,667     10,631
    8.218% due 04/25/2028                                       1,615      1,574
    6.533% due 01/15/2030                                      20,000     19,062
    7.325% due 07/15/2031                                           0          0
Kidder Peabody Acceptance Corp.
    8.214% due 09/25/2024 (d)                                   9,678      9,655
LB Mortgage Trust
    8.396% due 01/20/2017                                      13,047     13,484
Mellon Residential Funding Corp.
    6.350% due 06/25/2028                                      22,000     21,168
    6.110% due 01/25/2029                                      23,900     22,728
    6.570% due 07/25/2029                                      44,000     42,585
    6.580% due 07/25/2029                                      55,500     54,918
Merrill Lynch Mortgage Investors, Inc.
    7.068% due 06/15/2021 (d)                                   4,906      4,785
    6.658% due 06/15/2021                                       2,552      2,523
    6.808% due 06/15/2021 (d)                                   5,229      5,079
    6.950% due 06/18/2029                                      40,148     39,744
Midland Realty Acceptance Corp.
    7.020% due 01/25/2029                                      23,022     22,658
Morgan Stanley Capital
    6.860% due 05/15/2006                                       2,386      2,349
    6.190% due 01/15/2007                                      25,166     24,192
    6.160% due 04/03/2009                                      14,006     13,297
    7.460% due 02/15/2020                                      11,450     11,457
    6.590% due 10/03/2030                                       5,806      5,646
Morgan Stanley, Dean Witter, Discover and Co.
    6.044% due 07/25/2027 (d)                                     988        983
Mortgage Capital Funding, Inc.
    7.800% due 04/15/2006                                         500        501

80 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
    7.008% due 09/20/2006                                $     15,545  $  15,061
Nacional Financiera
   22.000% due 05/20/2002 (d)                                 300,000     35,685
NationsBanc Montgomery Funding Corp.
    6.500% due 07/25/2028                                      14,470     13,159
    6.250% due 10/25/2028                                       2,000      1,780
Nationslink Funding Corp.
    5.805% due 02/10/2001                                      23,781     23,613
    6.333% due 10/22/2004                                       7,172      6,991
    6.240% due 04/10/2007 (d)                                   8,163      8,166
Nomura Asset Securities Corp.
    7.602% due 05/25/2024 (d)                                   2,934      3,007
Norwest Asset Securities Corp.
    6.750% due 12/25/2012                                      18,016     17,444
    6.750% due 09/25/2027                                       3,591      3,464
    6.350% due 04/25/2028                                       2,443      2,412
    6.750% due 05/25/2028                                       5,000      4,585
    6.250% due 08/25/2028                                       5,356      5,276
    6.750% due 10/25/2028                                      17,236     16,047
    6.500% due 12/25/2028                                      20,000     18,203
    6.500% due 01/25/2029                                       1,072        866
    6.500% due 02/25/2029                                      60,000     54,770
    5.950% due 04/25/2029                                     112,115    106,793
    6.500% due 04/25/2029                                      26,751     24,314
    6.300% due 04/25/2029                                       9,559      9,106
    6.200% due 04/25/2029                                      77,385     73,515
    5.950% due 04/25/2029                                      17,152     16,809
    6.000% due 05/25/2029                                      19,713     19,102
    6.500% due 06/25/2029                                      46,178     41,895
    6.750% due 08/25/2029                                         787        772
    7.000% due 09/25/2029                                       3,333      2,889
    6.500% due 10/25/2029                                       1,990      1,811
    7.000% due 11/25/2029                                      14,942     14,149
PaineWebber Mortgage
    6.000% due 04/25/2009                                      11,951     11,246
PNC Mortgage Securities Corp.
    6.750% due 06/25/2016                                      12,180     11,924
    7.000% due 10/25/2027                                      36,240     34,316
    6.750% due 12/25/2027                                       7,230      6,446
    6.500% due 02/25/2028                                       1,777      1,763
    7.000% due 02/25/2028                                      25,767     24,508
    6.984% due 02/25/2028                                       9,666      9,304
    6.625% due 03/25/2028                                         926        899
    7.000% due 05/25/2028                                       6,918      6,785
    6.550% due 07/25/2028                                      24,500     24,071
    6.750% due 07/25/2028                                       3,527      3,282
    6.750% due 09/25/2028                                       4,000      3,721
    6.750% due 10/25/2028                                      26,133     24,441
    6.750% due 12/25/2028                                      21,709     20,160
    6.250% due 01/25/2029                                       9,263      8,291
    6.300% due 03/25/2029                                      10,000      8,937
    6.500% due 06/25/2029                                      48,600     44,114
    6.200% due 06/25/2029                                      54,237     51,956
Prudential Bache
    6.151% due 09/01/2018 (d)                                     234        229
    8.400% due 03/20/2021                                       6,706      6,770
Prudential Home Mortgage Securities
    2.109% due 12/25/2000 (d)                                     209        203
    7.000% due 01/25/2008                                      23,860     23,472
    6.400% due 04/25/2009                                       1,158      1,150
    6.950% due 11/25/2022                                         222        202
    7.000% due 07/25/2023                                      12,657     12,463
    6.750% due 10/25/2023                                       9,293      7,385
    7.756% due 11/25/2023 (d)                                     872        868
    5.900% due 12/25/2023                                       7,323      7,203
    6.050% due 04/25/2024                                       3,571      3,524
    6.800% due 05/25/2024                                      10,605      9,605
    6.000% due 05/25/2024                                           4          4
    6.450% due 11/25/2025                                       5,264      4,533
    2.601% due 12/25/2025 (d)                                     281        273
Prudential Securities Secured Financing Corp.
    6.074% due 01/15/2008                                      12,945     12,247
    6.955% due 06/15/2008                                      20,169     19,738
PSB Financial Corp.
   11.050% due 12/01/2015                                         477        479
Resecuritization Mortgage Trust
    6.750% due 06/19/2028                                      18,343     17,236
Residential Accredit Loans, Inc.
    6.250% due 03/25/2014                                         318        301
    7.250% due 06/25/2027                                       2,100      2,028
    7.500% due 08/25/2027                                      15,000     14,621
    7.000% due 02/25/2028                                      41,115     39,084
    6.500% due 12/25/2028                                         400        364
    6.500% due 05/25/2029                                       3,000      2,727
    6.750% due 06/25/2029                                         963        923
Residential Asset Securitization Trust
    7.375% due 03/25/2027                                       5,142      4,949
    7.000% due 03/25/2027                                          18         18
    7.000% due 10/25/2027                                      19,642     18,452
    6.750% due 06/25/2028                                      18,259     17,775
    6.500% due 12/25/2028                                       1,250      1,116
    6.500% due 03/25/2029                                      22,700     21,260
Residential Funding Mortgage Securities, Inc.
    7.000% due 08/25/2008                                       6,650      6,606
    7.500% due 09/25/2011                                      19,385     19,270
    7.000% due 05/25/2012                                       3,095      2,977
    6.500% due 12/25/2012                                      18,126     17,105
    7.750% due 09/25/2022                                         444        441
    8.000% due 01/25/2023                                       3,045      3,055
    8.000% due 02/25/2023                                       9,298      9,273
    6.500% due 11/25/2023                                       1,660      1,487
    7.500% due 09/25/2025                                      14,305     14,226
    7.500% due 12/25/2025                                         952        939
    7.750% due 11/25/2026                                       9,000      9,007
    7.500% due 04/25/2027                                       6,253      6,106
    7.500% due 06/25/2027                                      51,535     50,361
    7.500% due 07/25/2027                                      25,265     25,123
    7.250% due 08/25/2027                                      16,000     15,475
    7.250% due 10/25/2027                                      43,645     42,043
    7.000% due 11/25/2027                                      17,000     16,010
    6.750% due 02/25/2028                                      14,038     13,560
    6.750% due 05/25/2028                                      60,741     55,992
    6.750% due 06/25/2028                                      72,098     65,971
    6.750% due 08/25/2028                                      10,000      9,381
    6.750% due 09/25/2028                                      65,993     61,301
    6.500% due 10/25/2028                                      52,000     47,338
    6.250% due 11/25/2028                                       3,000      2,677
    6.500% due 12/25/2028                                      23,400     21,216
    6.500% due 01/25/2029                                      72,314     65,973
    6.500% due 03/25/2029                                       6,980      6,370
    6.200% due 05/25/2029                                      89,761     88,290
    6.500% due 06/25/2029                                      10,974      8,055
    6.750% due 07/25/2029                                      22,600     20,923
    7.000% due 10/25/2029                                      25,260     23,877
    7.500% due 11/25/2029                                      12,338     11,793
Resolution Trust Corp.
    6.180% due 09/25/2020 (d)(m)                               12,262      4,537
    7.331% due 09/25/2020 (d)                                   1,759      1,547
    8.560% due 06/25/2021 (d)                                     277        276
    8.686% due 08/25/2021                                       7,297      7,268
    8.138% due 10/25/2021 (d)                                     158        157
    8.625% due 10/25/2021                                         145        145
    5.585% due 10/25/2021 (d)                                     139        137
    8.640% due 05/25/2022 (d)                                   1,536      1,524
    7.875% due 08/25/2023 (d)                                   2,001      2,003
    8.835% due 12/25/2023                                       3,300      3,347
    9.450% due 05/25/2024                                       9,677      9,640
    7.100% due 12/25/2024                                         643        640
    7.654% due 10/25/2028 (d)                                   5,814      5,832
    6.824% due 10/25/2028 (d)                                  15,215     15,311
    7.515% due 05/25/2029 (d)                                   2,950      2,921
    6.788% due 05/25/2029 (d)                                   2,854      2,830
RMF Commercial Mortgage Securities, Inc.
    6.715% due 01/15/2019                                         235        225
Ryan Mortgage Acceptance Corp.
    9.450% due 10/01/2016                                          81         83
Ryland Acceptance Corp.
   11.500% due 12/25/2016                                          97         97
    8.200% due 09/25/2022                                          30         30

                                                       See accompanying notes 81

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
        14.000% due 11/25/2031                           $        896 $      943
Ryland Mortgage Securities Corp.
         8.200% due 06/25/2021                                     35         35
         7.706% due 08/25/2022 (d)                              1,995      2,043
         7.132% due 08/25/2029 (d)                              2,769      2,785
         6.816% due 10/25/2031 (d)                              4,546      4,501
Salomon Brothers Mortgage Securities
         7.669% due 11/25/2022 (d)                                585        585
         8.528% due 07/01/2024 (d)                              4,525      4,584
         6.219% due 04/25/2029 (d)                             27,697     27,699
         6.259% due 04/25/2029 (d)                              7,169      7,170
Santa Barbara Savings
         9.500% due 11/20/2018                                  2,228      2,224
Saxon Mortgage
         6.250% due 04/25/2009                                  4,225      4,181
         6.500% due 02/25/2024                                  2,082      2,033
         8.459% due 09/25/2024 (d)                              4,464      4,526
Securitized Asset Sales, Inc.
         7.707% due 10/25/2023 (d)                              1,534      1,528
         7.585% due 12/26/2023 (d)                              1,321      1,299
         7.410% due 09/25/2024 (d)                              9,900      9,816
Security Pacific National Bank
         6.004% due 03/25/2018 (d)                                 91         89
Small Business Investment Co.
         7.540% due 08/10/2009                                 87,128     87,396
         8.017% due 02/10/2010                                104,000    106,791
         7.640% due 03/26/2010                                 69,185     68,860
Southern Pacific Secured Assets Corp.
         6.049% due 06/25/2028 (d)                             41,153     40,748
Starwood Commercial Mortgage
         6.600% due 02/03/2009                                 12,054     11,684
Structured Asset Mortgage Investments, Inc.
         6.905% due 06/25/2028 (d)                             40,348     38,812
         6.250% due 11/25/2028                                 14,878     13,263
         6.750% due 01/25/2029                                 10,000      9,281
         6.300% due 05/25/2029                                 21,766     20,944
         6.585% due 06/25/2029 (d)                             31,842     31,570
         7.250% due 07/25/2029                                 27,623     27,171
         6.750% due 05/02/2030                                 22,701     20,970
Structured Asset Notes Transactions Ltd.
         6.650% due 08/30/2005                                 21,085     20,190
Structured Asset Securities Corp.
         7.000% due 12/25/2027                                 51,500     48,812
TMA Mortgage Funding Trust
         6.259% due 01/25/2029                                 37,974     37,974
Union Planters Mortgage Finance Corp.
         6.750% due 01/25/2028                                  4,000      3,729
         6.800% due 01/25/2028                                 15,000     14,343
Vendee Mortgage Trust
         7.750% due 03/15/2016                                    427        427
         7.500% due 08/15/2017                                    370        371
         7.750% due 05/15/2018                                    550        554
         6.500% due 05/15/2020                                 27,833     25,449
         6.836% due 01/15/2030                                 16,957     16,160
Western Federal Savings & Loan
         7.235% due 06/25/2021 (d)                              3,808      3,794
                                                                      ----------
                                                                       6,822,531
                                                                      ==========
Federal Home Loan Mortgage Corporation 1.5%
         5.000% due 10/15/2020                                  1,000        939
         5.500% due 04/01/2001-04/13/2030 (g)                   6,105      5,446
         5.750% due 08/15/2020                                    300        292
         5.861% due 12/01/2026 (d)                              6,618      6,484
         6.000% due 12/01/2000-02/15/2025 (g)                  44,777     43,360
         6.125% due 04/01/2017-06/01/2017 (d)(g)                   56         56
         6.340% due 10/25/2023 (d)                             16,742     17,209
         6.500% due 07/01/2001-05/01/2029 (g)                 169,067    153,868
         6.537% due 11/01/2026 (d)                              8,141      8,191
         6.704% due 11/01/2028 (d)                             26,446     25,833
         6.750% due 01/17/2025                                 10,220     10,082
         6.775% due 11/01/2003                                     69         68
         6.826% due 07/01/2022 (d)                              1,064      1,091
         6.863% due 07/01/2025 (d)                              7,207      7,239
         6.900% due 07/01/2023 (d)                                604        629
         6.922% due 05/01/2023 (d)                                986      1,017
         6.945% due 08/01/2023 (d)                              1,069      1,109
         6.957% due 08/01/2023 (d)                              5,750      6,004
         7.000% due 05/01/2000-07/01/2028 (g)                  14,663     14,478
         7.014% due 08/01/2024 (d)                                208        216
         7.062% due 08/01/2023 (d)                                514        530
         7.085% due 05/01/2027 (d)                              1,045      1,080
         7.130% due 09/01/2023 (d)                              2,562      2,675
         7.141% due 09/01/2023 (d)                             10,793     11,178
         7.168% due 10/01/2023-07/01/2024 (d)(g)                3,256      3,374
         7.200% due 10/01/2006                                 73,733     72,409
         7.243% due 09/01/2023 (d)                              1,547      1,602
         7.269% due 04/01/2024 (d)                              7,202      7,387
         7.281% due 09/01/2027 (d)                              2,949      2,966
         7.324% due 10/01/2023 (d)                              1,820      1,869
         7.329% due 08/01/2023 (d)                                  9         10
         7.342% due 06/01/2024 (d)                              1,143      1,180
         7.347% due 10/01/2023 (d)                                994      1,021
         7.492% due 04/01/2029 (d)                              1,421      1,462
         7.498% due 01/01/2024 (d)                                536        550
         7.500% due 09/01/2003-08/01/2027 (g)                  11,158     11,134
         7.625% due 01/01/2019 (d)                                  8          8
         7.631% due 09/01/2023 (d)                              1,513      1,549
         7.750% due 04/01/2007                                     27         27
         7.751% due 05/01/2023 (d)                              1,832      1,868
         7.777% due 04/01/2023 (d)                                524        536
         7.818% due 01/01/2024 (d)                                488        502
         7.834% due 07/01/2023 (d)                              1,977      2,032
         7.907% due 10/01/2023 (d)                                507        524
         7.954% due 11/01/2023 (d)                                416        426
         7.957% due 10/01/2023 (d)                              1,207      1,251
         7.980% due 11/01/2023 (d)                                316        325
         8.000% due 01/01/2002-09/01/2018 (g)                   3,279      3,279
         8.188% due 11/01/2023 (d)                                347        350
         8.250% due 08/01/2007-12/01/2009 (g)                     192        196
         8.500% due 09/01/2001-11/01/2024 (g)                   5,353      5,458
         8.750% due 02/01/2001-12/01/2010 (g)                     149        150
         8.900% due 11/15/2020                                 13,289     13,526
         9.000% due 01/01/2002-09/15/2020 (g)                     638        649
         9.250% due 06/01/2009-11/01/2013 (g)                     104        108
         9.500% due 08/01/2001-12/01/2022 (g)                   1,447      1,509
         9.750% due 03/01/2001-05/01/2009 (g)                      62         64
        10.000% due 06/01/2004-03/01/2021 (g)                   1,134      1,185
        10.100% due 09/01/2016                                    321        341
        10.250% due 03/15/2009-05/01/2009 (g)                   1,200      1,271
        10.500% due 10/01/2017-01/01/2021 (g)                     448        481
        11.000% due 11/01/2009-05/01/2020 (g)                     682        729
        11.250% due 10/01/2009-09/01/2015 (g)                     133        143
        11.500% due 05/01/2000-01/01/2018 (g)                      80         87
        12.500% due 12/01/2012                                     19         20
        13.250% due 10/01/2013                                     80         90
        14.000% due 04/01/2016                                     21         24
        15.500% due 08/01/2011-11/01/2011 (g)                      16         18
        16.250% due 05/01/2011                                      3          3
                                                                      ----------
                                                                         462,767
                                                                      ==========
Federal Housing Administration 1.5%
         6.500% due 02/15/2001-03/01/2040 (g)                   8,005      7,322
         6.630% due 05/28/2039-07/01/2040 (g)                   3,091      2,843
         6.687% due 07/25/2040                                  6,054      5,676
         6.750% due 07/15/2001                                  6,157      5,790
         6.755% due 06/25/2039-03/01/2041 (g)                  17,647     16,206
         6.780% due 05/28/2039                                  3,908      3,691
         6.790% due 05/01/2039                                 10,902     10,688
         6.830% due 12/01/2039                                  3,497      3,313
         6.875% due 11/01/2015                                  3,153      2,960
         6.880% due 10/25/2040-02/01/2041 (g)                  22,283     20,728
         6.896% due 07/01/2020                                 24,393     22,929
         6.900% due 12/01/2040                                 22,769     21,502
         6.930% due 01/01/2036                                 15,969     15,800
         7.000% due 11/15/2040                                  1,801      1,693
         7.050% due 03/25/2040                                  4,517      4,238
         7.125% due 03/01/2034                                  4,427      4,246
         7.211% due 12/01/2021                                  2,741      2,723
         7.250% due 12/01/2021-06/01/2040 (g)                  19,996     19,652
         7.310% due 06/01/2041                                 23,566     22,851
         7.315% due 08/01/2019                                 34,187     32,638
         7.317% due 05/01/2019                                  4,850      4,658


82 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         7.350% due 11/01/2022                           $      6,080 $    6,032
         7.375% due 03/01/2019-01/01/2024 (g)                  15,732     15,384
         7.400% due 02/01/2021                                  2,290      2,284
         7.430% due 12/01/2016-05/01/2025 (g)                 116,016    115,048
         7.450% due 04/01/2040                                  2,507      2,464
         7.465% due 11/01/2019                                 31,958     31,896
         7.500% due 03/01/2032-09/30/2039 (g)                  12,885     12,626
         7.580% due 04/01/2040                                  5,109      5,020
         7.630% due 08/01/2041                                 17,187     16,856
         7.650% due 11/01/2018-11/01/2040 (g)                   7,560      7,449
         7.700% due 03/15/2041                                  5,557      5,521
         7.750% due 11/15/2039                                  5,538      5,488
         7.880% due 12/01/2039                                 13,423     13,462
         8.250% due 10/29/2023-01/01/2041 (g)                   9,545      9,628
                                                                      ----------
                                                                         481,305
                                                                      ==========
Federal National Mortgage Association 1.2%
         4.750% due 11/14/2003                                    250        232
         5.000% due 12/25/2021-04/18/2027 (g)                   2,000      1,768
         5.500% due 02/01/2014-12/01/2028 (g)                     258        235
         5.650% due 04/25/2005                                     40         39
         5.911% due 09/01/2017 (d)                              4,592      4,406
         5.919% due 09/01/2024 (d)                              2,201      2,145
         5.922% due 11/01/2035 (d)                                  0          0
         6.000% due 05/01/2000-05/01/2029 (g)                  46,987     43,790
         6.090% due 12/01/2008                                     49         46
         6.190% due 04/01/2027 (d)                                148        146
         6.200% due 04/25/2005                                     31         31
         6.250% due 07/25/2007                                    100         99
         6.390% due 05/25/2036                                 28,696     24,160
         6.420% due 12/01/2007                                    150        142
         6.450% due 09/25/2016                                  2,461      2,437
         6.500% due 04/01/2003-06/17/2038 (g)                  50,514     46,674
         6.573% due 04/01/2026 (d)                              1,286      1,292
         6.600% due 09/25/2018                                  3,376      3,359
         6.633% due 12/01/2027 (d)                              9,222      9,224
         6.687% due 08/01/2027 (d)                             45,986     45,640
         6.750% due 08/01/2003                                    296        295
         6.752% due 09/01/2024 (d)                              1,442      1,479
         6.835% due 07/01/2003                                     67         66
         6.843% due 07/01/2024 (d)                              4,961      5,076
         6.925% due 10/01/2027 (d)                              5,509      5,529
         6.950% due 03/25/2026                                    300        296
         7.000% due 07/01/2001-12/20/2027 (g)                 124,671    122,451
         7.030% due 11/01/2025 (d)                              1,409      1,450
         7.050% due 11/01/2025 (d)                              4,246      4,431
         7.102% due 05/01/2024 (d)                              2,549      2,692
         7.136% due 09/01/2022 (d)                              1,330      1,358
         7.190% due 05/01/2026 (d)                                652        675
         7.227% due 09/01/2025 (d)                              2,049      2,105
         7.250% due 05/01/2002-01/01/2023 (g)                  11,048     10,732
         7.261% due 09/01/2022 (d)                              1,387      1,407
         7.289% due 03/01/2025 (d)                              3,356      3,455
         7.332% due 11/01/2025 (d)                              2,193      2,253
         7.340% due 01/01/2026 (d)                              1,329      1,365
         7.350% due 09/01/2027 (d)                              2,003      2,055
         7.409% due 11/01/2023 (d)                              1,050      1,077
         7.450% due 11/01/2023 (d)                                167        172
         7.465% due 10/01/2023 (d)                                382        394
         7.491% due 01/01/2024 (d)                              2,014      2,068
         7.500% due 10/01/2002-12/01/2022 (g)                   4,098      4,093
         7.555% due 12/01/2023 (d)                                889        904
         7.565% due 12/01/2023 (d)                              1,102      1,127
         7.566% due 09/01/2023 (d)                              3,137      3,284
         7.579% due 01/01/2024 (d)                                424        431
         7.652% due 02/01/2026 (d)                                592        602
         7.690% due 01/01/2024 (d)                                696        707
         7.750% due 06/01/2009                                    170        171
         7.853% due 03/01/2026 (d)                              2,344      2,395
         7.896% due 01/01/2024 (d)                                197        202
         8.000% due 09/01/2001-02/17/2025 (g)                   3,090      3,120
         8.250% due 10/01/2008-02/01/2017 (g)                     538        547
         8.500% due 07/01/2001-02/01/2022 (g)                   2,309      2,355
         9.000% due 10/01/2004-04/01/2017 (g)                     897        924
         9.250% due 10/01/2001                                      6          6
         9.500% due 12/01/2006-07/01/2022 (g)                      76         80
         9.750% due 11/01/2008                                     60         63
        10.000% due 09/01/2003-05/01/2022 (g)                     904        960
        10.500% due 01/01/2016-04/01/2022 (g)                     601        645
        10.750% due 03/01/2014                                     25         27
        11.000% due 09/01/2019-11/01/2020 (g)                     149        163
        11.500% due 08/20/2016-11/01/2019 (g)                      92        100
        12.000% due 05/01/2016                                     10         11
        12.500% due 10/01/2015                                     37         41
        13.000% due 09/01/2013                                     35         39
        13.250% due 09/01/2011                                     14         16
        14.500% due 11/01/2011-01/01/2013 (g)                      49         55
        14.750% due 08/01/2012-11/01/2012 (g)                     177        208
        15.000% due 10/15/2012                                     95        112
        15.500% due 10/01/2012-12/01/2012 (g)                      16         19
        15.750% due 12/01/2011-08/01/2012 (g)                     111        130
        16.000% due 09/01/2012                                    125        144
                                                                      ----------
                                                                         382,427
                                                                      ==========
Government National Mortgage Association 24.6%
         5.500% due 04/20/2024-04/19/2030 (d)(g)              104,876    100,405
         5.650% due 10/15/2012                                     11         10
         6.000% due 10/15/2008-04/19/2030 (d)(g)            1,991,708  1,832,909
         6.125% due 11/20/2027 (d)                                283        285
         6.320% due 02/16/2030 (d)                             14,749     14,729
         6.375% due 06/20/2021-03/20/2028 (d)(g)              536,285    538,203
         6.500% due 05/15/2001-10/15/2038 (d)(g)            2,645,136  2,493,882
         6.625% due 01/15/2040                                  9,635      9,069
         6.750% due 07/15/2001-06/20/2028 (d)(g)              434,602    432,182
         6.800% due 09/15/2001-10/15/2040                       3,000      2,886
         6.820% due 09/15/2001                                 15,415     14,872
         6.850% due 10/15/2040                                  1,706      1,607
         6.875% due 04/20/2023 (d)                                341        347
         7.000% due 10/15/2001-04/19/2030 (g)                 551,688    533,275
         7.125% due 12/20/2020-12/20/2027 (d)(g)              375,938    380,367
         7.250% due 08/20/2027 (d)                                 50         51
         7.500% due 01/15/2003-05/22/2030 (d)(g)            1,290,953  1,279,342
         7.700% due 02/15/2002                                  1,196      1,185
         7.750% due 07/15/2001                                  1,520      1,509
         8.000% due 05/15/2001-04/19/2030 (g)                  78,758     79,383
         8.125% due 07/15/2001-12/01/2039 (g)                   3,680      3,722
         8.250% due 08/15/2004-05/15/2022 (g)                     460        469
         8.500% due 06/15/2001-01/20/2027 (g)                   6,370      6,506
         8.750% due 03/15/2007-07/15/2007 (g)                     100        101
         9.000% due 06/15/2001-07/20/2022 (g)                   4,910      5,116
         9.250% due 07/15/2003-12/20/2016 (g)                     199        205
         9.500% due 04/15/2001-08/15/2023 (g)                   4,746      4,999
         9.750% due 09/15/2002-01/15/2021 (g)                     136        140
        10.000% due 04/15/2001-02/15/2025 (g)                   5,751      6,136
        10.250% due 02/20/2019                                     28         30
        10.500% due 06/15/2004-09/15/2021 (g)                     788        848
        11.000% due 01/15/2001-03/15/2019 (g)                     261        282
        11.250% due 03/15/2001-12/20/2015 (g)                      37         40
        11.500% due 10/15/2010-10/15/2013 (g)                      50         56
        12.000% due 11/15/2012-05/15/2016 (g)                     262        293
        12.500% due 01/15/2011                                      1          1
        13.000% due 12/15/2012-10/15/2014 (g)                      20         23
        13.250% due 10/20/2014                                     20         23
        13.500% due 10/15/2012-11/15/2014 (g)                     108        124
        15.000% due 02/15/2012-10/15/2012 (g)                      99        118
        16.000% due 01/15/2012-05/15/2012 (g)                      72         86
        17.000% due 11/15/2011-12/15/2011 (g)                      71         87
                                                                      ----------
                                                                       7,745,903
                                                                      ==========
Other Mortgage-Backed Securities 0.7%
Bank of America
         9.000% due 03/01/2008                                     40         41
CDC Depositor Trust I
         6.212% due 01/15/2003 (d)                             20,709     20,632
Citibank, NA
         8.000% due 07/25/2018                                     45         45
Commercial Mortgage Asset Trust
         6.640% due 09/17/2010                                    455        426
Countrywide Funding Corp.
         6.750% due 03/25/2024                                 11,854     10,313
DBL Mortgage Funding

                                                       See accompanying notes 83

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         9.500% due 08/01/2019                           $          8 $        8
Federal Home Loan Mortgage Corp.
         11.875% due 06/15/2013                                    40         42
FFCA Secured Lending Corp.
         7.850% due 05/18/2017                                 28,900     28,778
First Interstate Bancorp
         9.125% due 01/01/2009 (l)                                 10         10
General Electric Capital Mortgage Services, Inc.
         7.250% due 07/25/2011                                  2,638      2,630
General Electric Credit Corp.
         8.000% due 03/01/2002 (l)                                 13         14
German American Capital Corp.
         8.360% due 09/30/2002                                    965        940
         4.306% due 07/01/2018 (d)                              8,531      8,321
Great Western Savings & Loan
         5.952% due 08/01/2017 (d)                                127        122
Guardian
         6.521% due 12/25/2018 (d)                                 50         50
Home Savings of America
         8.464% due 08/01/2006                                     56         55
         5.722% due 05/25/2027 (d)                              2,315      2,196
         6.066% due 08/20/2029 (d)                              8,761      8,597
Imperial Savings & Loan
         8.221% due 01/25/2017 (d)                                 63         63
         8.847% due 07/25/2017 (d)                                248        247
LTC Commercial Corp.
         7.100% due 11/28/2012                                  3,232      3,201
Merrill Lynch Mortgage
         7.428% due 06/15/2021 (d)                              1,089      1,065
Mid-State Trust
         8.330% due 04/01/2030                                 66,403     67,037
Morgan Stanley Mortgage Trust
         8.150% due 07/20/2021                                      5          5
Resolution Trust Corp.
         7.408% due 09/25/2020 (d)                                218        205
         6.897% due 05/25/2029 (d)                              3,504      3,462
Salomon Brothers Mortgage Securities
        11.500% due 09/01/2015                                    819        820
Sasco Floating Rate Commercial Mortgage
         6.280% due 11/20/2001 (d)                             58,183     58,326
Sears Mortgage
        12.000% due 02/25/2014                                    617        615
         7.431% due 10/25/2022 (d)                              2,135      2,159
TIAA Retail Commercial Mortgage
         7.170% due 04/15/2008                                  9,563      9,394
Western Federal Savings & Loan
         6.523% due 11/25/2018 (d)                                  6          6
                                                                      ----------
                                                                         229,825
                                                                      ==========
Stripped Mortgage-Backed Securities 0.0%
Bear Stearns Mortgage Securities, Inc. (IO)
         7.200% due 07/25/2024                                    339         33
Federal Home Loan Mortgage Corp. (IO)
         6.500% due 08/15/2006                                    244          6
         6.500% due 11/15/2006                                    606         14
         6.500% due 03/15/2007                                    726         15
         5.750% due 09/15/2007 (d)                              5,714        348
         6.000% due 10/15/2007                                    275         18
         6.000% due 01/15/2008                                    128          7
         5.428% due 02/15/2008 (d)                                576         50
         6.400% due 10/15/2008                                     87          8
         6.500% due 08/15/2016                                    742         12
         6.500% due 08/15/2017                                    189          4
         7.000% due 04/15/2018                                    873         56
         7.500% due 08/15/2018                                     39          1
         8.845% due 01/15/2021                                      2         45
         9.000% due 05/15/2022                                    103         27
         6.500% due 09/15/2023                                    335         42
Federal National Mortgage Association (IO)
         6.500% due 07/25/2006                                  1,143         35
         7.272% due 09/25/2006                                      3         24
         6.500% due 02/25/2007                                  1,579         95
         6.500% due 07/25/2007                                    418         18
         6.500% due 09/25/2007                                  2,093        137
         6.500% due 10/25/2007                                    660         37
         6.500% due 03/25/2009 (d)                             28,048        546
         7.000% due 08/25/2016                                     48          0
         6.500% due 08/25/2020                                  2,666        264
        10.070% due 01/25/2021                                      0          4
         7.500% due 04/25/2021                                  1,700        282
         9.032% due 08/25/2021                                      6        160
         0.950% due 11/25/2021 (d)                             26,064        387
         6.500% due 10/25/2022                                    166         15
         6.500% due 01/25/2023                                  3,029        486
Federal National Mortgage Association (PO)
         0.000% due 09/01/2007                                    752        593
         0.000% due 02/25/2021                                    606        592
         0.000% due 06/25/2022                                    589        560
         0.000% due 08/25/2023                                    295        197
PaineWebber (IO)
        13.595% due 08/01/2019                                      1         43
Vendee Mortgage Trust (IO)
         0.542% due 06/15/2023 (d)                            161,672      2,854
                                                                      ----------
                                                                           8,015
                                                                      ----------
Total Mortgage-Backed Securities                                      16,132,773
(Cost $16,410,409)                                                    ==========

--------------------------------------------------------------------------------
 ASSET-BACKED SECURITIES 8.0%
--------------------------------------------------------------------------------
Advanta Mortgage Loan Trust
         6.325% due 05/25/2027 (d)                                667        657
         6.525% due 08/25/2029 (d)                              3,040      3,050
Advanta Revolving Home Equity Loan Trust
         6.249% due 01/25/2024 (d)                             32,588     32,609
AFC Home Equity Loan Trust
         6.806% due 10/25/2026 (d)                              2,711      2,727
Allied Waste Industries, Inc.
         8.938% due 07/30/2006                                  9,736      8,838
Allied Waste North America, Inc.
         8.938% due 07/30/2006 (d)                             17,309     15,713
         9.125% due 07/30/2007 (d)                             24,881     22,587
         9.188% due 07/30/2007 (d)                              7,573      6,875
America West Airlines
        10.500% due 01/02/2004 (d)                                 20         20
American Express Credit Account Master Trust
         6.800% due 12/15/2003                                  1,500      1,496
American Express Master Trust
         7.850% due 08/15/2005                                    220        225
American Stores Co.
         6.504% due 08/30/2004                                 20,000     19,776
Americredit Automobile Receivable Trust
         6.540% due 05/12/2001                                    222        222
         5.304% due 10/12/2002                                 17,594     17,494
         5.780% due 05/12/2003                                 43,000     42,272
Amresco Residential Securities Mortgage Loan Trust
         6.325% due 10/25/2027 (d)                              2,920      2,919
         6.280% due 05/25/2028 (d)                             18,759     18,748
         7.875% due 09/25/2028 (d)                              2,448      2,356
Arcadia Automobile Receivables Trust
         6.250% due 09/15/2002                                 45,649     45,611
         5.900% due 11/15/2002                                 17,289     17,248
         6.300% due 07/15/2003                                 26,025     25,735
         6.900% due 12/15/2003                                 19,431     19,333
Associates Manufactured Housing
         7.000% due 03/15/2027                                  6,258      6,256
Banc One Home Equity Trust
         6.460% due 06/25/2029                                 30,682     30,508
BankBoston Home Equity Loan Trust
         6.280% due 11/25/2010                                     82         82
Bayview Financial Acquisition
         6.429% due 02/25/2029 (d)                              5,593      5,597
Brazos Student Loan Finance Co.
         6.430% due 06/01/2023 (d)                             32,700     32,368
         6.093% due 12/01/2025 (d)                             22,750     22,797
California Infrastructure
         6.150% due 06/25/2002                                  1,143      1,142
Champion Home Equity Loan Trust
         6.139% due 03/25/2029 (d)                              5,467      5,431
Charter Commercial Holdings LLC
         8.540% due 03/31/2008                                 19,297     19,134

84 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         8.580% due 03/31/2008                           $     22,703 $   22,510
Chase Credit Card Master Trust
         6.660% due 01/15/2007                                    645        631
Chase Manhattan Auto Owner Trust
         5.750% due 10/15/2001                                    221        221
Chase Manhattan Grantor Trust
         5.200% due 02/15/2002                                    157        156
         6.610% due 09/15/2002                                  1,119      1,119
Chase Mortgage Finance Corp.
         6.750% due 10/25/2028                                 39,000     36,191
Citibank Credit Card Master Trust
         6.473% due 05/15/2002                                    600        600
CMC Securities Corp. IV
         7.250% due 11/25/2027                                  1,221      1,184
Columbia/HCA Healthcare
         6.730% due 07/15/2045                                 14,760     13,682
Community Program Loan Trust
         4.500% due 10/01/2018                                 25,435     22,574
         4.500% due 04/01/2029                                 26,000     19,159
Conseco Finance
         6.290% due 10/15/2030                                 20,072     20,042
Contimortgage Home Equity Loan Trust
         6.174% due 10/15/2012 (d)                              6,628      6,622
         6.130% due 03/15/2013                                  4,262      4,242
         6.420% due 04/25/2014                                    494        491
         6.400% due 06/15/2014                                  2,000      1,978
         6.770% due 01/25/2018                                 41,700     40,722
         6.990% due 03/15/2021                                    350        348
         6.930% due 11/25/2022                                 36,800     36,249
         7.220% due 01/15/2028                                     80         79
         6.144% due 06/15/2028 (d)                              3,780      3,774
         6.214% due 08/15/2028 (d)                              1,393      1,392
Copelco Capital Funding Corp.
         6.340% due 07/20/2004                                     13         13
CPS Auto Trust
         5.995% due 06/15/2002                                  7,000      6,993
Cross Country Master Credit
         6.281% due 06/15/2006 (d)                                300        300
CS First Boston Mortgage Securities Corp.
         6.750% due 09/25/2028                                  6,960      6,475
Daimler-Benz Vehicle Trust
         5.230% due 12/20/2001                                    110        110
         6.050% due 03/31/2005                                  3,224      3,208
Delta Air Lines Equipment Trust
         9.230% due 07/02/2002 (l)                              7,081      7,211
        10.500% due 01/02/2007 (l)                              6,167      6,756
        10.570% due 01/02/2007 (l)                             15,881     18,105
         9.550% due 01/02/2008 (l)                              7,773      8,138
        10.430% due 01/02/2011                                    960      1,042
        10.000% due 06/05/2013                                 10,828     11,795
Delta Funding Home Equity Loan
         6.140% due 02/15/2018                                 38,082     37,907
         6.191% due 09/15/2029 (d)                             12,019     12,072
Discover Card Master Trust
         5.600% due 05/16/2006                                  1,600      1,518
         6.260% due 10/16/2013 (d)                                400        404
Duck Auto Grantor Trust
         5.650% due 03/15/2004                                  8,073      7,950
DVI Business Credit Receivable
         6.461% due 10/15/2003 (d)                              3,850      3,894
EQCC Home Equity Loan Trust
         6.235% due 04/15/2008                                     10         10
         6.050% due 01/25/2010                                    254        253
         6.548% due 04/25/2010                                    446        443
         6.710% due 07/15/2011                                    226        226
         6.045% due 10/15/2027 (d)                                988        987
         5.770% due 03/20/2029                                    249        247
Equivantage Home Equity Loan Trust
         6.550% due 10/25/2025                                     87         85
Felco Funding LLC
         5.980% due 09/15/2001                                    453        451
Fidelity Equipment Lease Trust
         5.860% due 09/15/2001                                 27,949     27,823
First Alliance Mortgage Loan Trust
         6.451% due 03/20/2031 (d)                             17,761     17,772
First Merchants Auto Trust
         6.850% due 11/15/2002                                     34         34
First Omni Bank
         6.650% due 09/15/2003 (d)                              1,500      1,495
First Plus Home Loan Trust
         6.800% due 03/10/2012                                  9,940      9,929
First Security Auto Grantor Trust
         6.100% due 04/15/2003                                  1,126      1,123
         5.970% due 04/15/2004                                    168        166
First Security Auto Owner Trust
         5.492% due 04/15/2002                                    200        200
First Security Corp.
         5.875% due 11/01/2003                                  9,000      8,520
First Union Master Credit Card Trust
         6.633% due 09/15/2003                                 88,750     88,900
First USA Credit Card Master Trust
         6.125% due 09/17/2003 (d)                                300        300
FMAC Loan Receivables Trust
         6.200% due 09/15/2020                                    300        289
         6.500% due 09/15/2020                                    246        222
         6.830% due 09/15/2020                                    680        612
Ford Credit Auto Owner Trust
         6.050% due 04/15/2001                                     66         66
         5.310% due 04/16/2001                                     71         71
         5.470% due 09/15/2001                                    560        558
         5.650% due 10/15/2001                                    106        105
         5.770% due 11/15/2001                                 20,799     20,747
         6.200% due 04/15/2002                                    721        720
Ford Motor Credit Corp.
         5.500% due 02/15/2003                                  5,300      5,234
Fred Meyer, Inc.
         6.813% due 03/19/2003 (d)                             12,405     12,261
General Motors Acceptance Corp.
         6.500% due 04/15/2002                                  7,182      7,160
GMAC Mortgage Corp. Loan
         6.270% due 11/18/2025 (d)                             46,648     46,672
         7.930% due 03/25/2030                                 42,000     41,905
Green Tree Financial Corp.
         7.150% due 07/15/2027                                    448        449
         6.490% due 03/15/2028                                 50,107     49,789
         6.420% due 11/15/2028                                  2,060      2,050
         5.850% due 11/01/2029                                    104        104
         6.870% due 04/01/2030                                  1,105      1,047
         6.660% due 06/01/2030                                  1,405      1,301
         5.600% due 12/01/2030                                    322        320
         5.510% due 02/01/2031                                    474        472
Green Tree Floorplan Receivables Master Trust
         6.811% due 11/01/2004 (d)                             46,000     46,273
Green Tree Home Equity Loan Trust
         5.590% due 02/15/2013                                    149        149
         6.040% due 06/15/2029                                    144        144
         5.990% due 07/15/2030                                    506        504
Green Tree Home Improvement Loan
         5.907% due 08/15/2007                                    120        120
         6.390% due 01/15/2029                                  7,984      7,983
Green Tree Lease Finance
         6.170% due 09/20/2005                                    146        146
Green Tree Recreational Equipment
         6.430% due 04/17/2006                                  3,300      3,273
Harley-Davidson Eaglemark
         5.250% due 07/15/2003                                    172        170
HFC Home Equity Loan
         6.830% due 12/20/2016                                    413        411
Honda Auto Receivables Grantor
         5.850% due 02/15/2003                                     69         69
         5.950% due 05/15/2003                                     98         98
Household Consumer Loan Trust
         6.305% due 08/15/2006 (d)                             22,543     22,296
IKON Receivables LLC
         5.600% due 05/15/2005                                 31,029     30,961
IMC Home Equity Loan Trust
         6.310% due 12/20/2012                                    117        117
         7.210% due 07/25/2026 (d)                                795        783
IMPAC Secured Assets CMN Owner

                                                       See accompanying notes 85

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
         7.770% due 07/25/2025                           $      2,000 $    1,919
Indymac Home Equity Loan
         6.149% due 10/25/2029 (d)                             17,490     17,468
Indymac Manufactured Housing
         6.170% due 12/25/2011                                  6,000      5,906
Korea National Housing
         9.313% due 05/23/2001 (l)                             94,000     94,940
Long Beach Acceptance Auto
         6.940% due 09/19/2007                                  4,750      4,727
Lyondell Petroleum
         9.383% due 06/17/2003                                    962        961
         9.613% due 12/31/2003 (d)                             79,088     79,717
MBNA Master Credit Card Trust
         6.050% due 11/15/2002                                    245        245
Mellon Bank Home Equity
         5.900% due 10/25/2010                                 17,301     17,141
Merit Securities Corp.
         6.160% due 07/28/2033                                  8,909      8,830
         7.880% due 12/28/2033                                 34,400     34,529
Metlife Capital Equipment Loan Trust
         6.850% due 05/20/2008 (d)                                320        317
Metris Master Trust
         6.721% due 04/20/2006 (d)                             20,000     20,118
Metropolitan Asset Funding, Inc.
         6.585% due 04/25/2029 (d)                             14,188     14,095
MMCA Automobile Trust
         6.300% due 06/15/2002                                    616        616
Money Store Home Equity Trust
         7.380% due 03/15/2017                                     29         29
         7.550% due 02/15/2020                                    500        500
         6.345% due 11/15/2021 (d)                              1,157      1,148
         6.015% due 05/15/2025 (d)                              3,948      3,951
         6.490% due 10/15/2026                                 17,000     16,915
MPC Natural Gas Funding Trust
         6.200% due 03/15/2013                                  9,546      9,155
Myra Ums Tranche
         5.733% due 12/23/2006                                  1,561      1,430
Myra-United Mexican States
         5.813% due 10/20/2006 (d)                                444        417
         7.000% due 12/23/2006 (d)                              2,984      2,805
         7.163% due 12/23/2006 (d)                              7,976      7,252
         7.063% due 12/23/2006 (d)                                951        858
         7.000% due 12/23/2006 (d)                              2,251      2,061
         6.188% due 12/23/2006 (d)                                 31         29
         5.813% due 12/23/2006 (d)                              4,193      3,783
         7.000% due 12/23/2006 (d)                                876        771
National Medical Care
         7.188% due 09/30/2003                                 24,597     24,305
         7.250% due 09/30/2003 (d)                             28,486     28,148
NationsBanc Montgomery Funding Corp.
         6.750% due 06/25/2028                                 10,000      9,298
         6.750% due 08/25/2028                                 20,009     17,579
Nationsbank Credit Card Master Trust
         6.450% due 04/15/2003                                    225        225
New Holland Equipment Receivables
         6.390% due 10/15/2002                                    525        523
Newcourt Receivable Asset Trust
         6.240% due 12/20/2004                                      3          3
Nissan Auto Receivables
         6.390% due 10/15/2002                                     73         73
Nomura CBO Ltd.
         6.670% due 05/15/2009                                  1,900      1,927
Norwest Asset Securities Corp.
         6.500% due 04/25/2013                                 20,642     19,526
         6.500% due 06/25/2013                                 10,696     10,113
         7.500% due 03/25/2027                                 40,787     39,519
         6.750% due 05/25/2028                                 27,707     25,273
         6.750% due 07/25/2028                                 12,657     11,465
         6.200% due 09/25/2028                                 19,077     18,905
NPF XI, Inc.
         6.815% due 07/01/2001                                  8,960      8,959
NPF XII, Inc.
         7.050% due 06/01/2003                                 31,000     30,666
Olympic Automobile Receivable Trust
         6.050% due 08/15/2002                                 10,368     10,364
Option One Mortgage Loan Trust
         5.880% due 05/25/2029                                    238        237
PP&L Transition Bond Co.
         6.830% due 03/25/2007                                 28,800     28,354
Premier Auto Trust
         5.770% due 01/06/2002                                  9,780      9,765
         5.820% due 02/08/2002                                    870        868
Primedia, Inc.
         8.740% due 07/31/2004 (d)                             20,000     19,860
Republic of Korea
         8.063% due 04/08/2001 (d)                              5,204      5,224
Residential Asset Securities Corp.
         5.979% due 04/25/2014 (d)                                439        439
         6.960% due 07/25/2014                                 43,712     43,547
         6.240% due 02/25/2017                                  5,941      5,888
         6.600% due 01/25/2020                                  5,200      5,140
         7.075% due 09/25/2020                                    190        189
         7.998% due 10/25/2024 (d)                              6,329      6,284
         6.781% due 10/25/2027 (d)                              2,963      2,954
         6.750% due 03/25/2028                                 40,000     36,659
RJR Nabisco
         7.500% due 12/31/2001 (d)                             24,948     24,948
Salomon Brothers Mortgage Securities
         6.179% due 06/25/2029 (d)                             47,846     47,809
         6.305% due 11/15/2029 (d)                             21,011     21,024
         7.043% due 11/15/2029 (d)                              5,800      5,799
Saxon Asset Securities Trust
         6.355% due 05/25/2029 (d)                             11,362     11,336
Sears Credit Account Master Trust
         6.050% due 01/16/2008                                    500        485
         7.000% due 07/15/2008                                    500        498
Stone Container Corp.
         9.500% due 10/01/2003                                  2,716      2,716
         9.688% due 10/01/2003 (d)                              2,716      2,716
Texas Cable Partners
         7.680% due 06/24/2007                                  5,000      4,975
Total Renal Care
        10.250% due 03/31/2008                                 47,040     40,572
Toyota Auto Lease Trust
         6.450% due 04/26/2004                                    300        298
UCFC Home Equity Loan
         6.475% due 06/15/2012                                     36         36
         8.200% due 09/15/2027                                     70         71
         6.870% due 07/15/2029                                     70         65
UCFC Manufactured Housing
         5.945% due 01/15/2010 (d)                              8,324      8,331
UniCapital Corp.
         6.540% due 07/23/2002                                 39,800     39,682
United Air Lines Equipment Trust
         9.200% due 03/22/2008                                  3,950      4,142
        10.360% due 11/13/2012                                  7,000      7,859
        10.020% due 03/22/2014                                  6,925      7,588
        10.850% due 07/05/2014                                 34,111     39,726
        10.850% due 02/19/2015                                  1,500      1,736
        10.125% due 03/22/2015                                 14,300     16,464
         9.060% due 06/17/2015                                  5,000      5,367
         9.210% due 01/21/2017                                  2,000      2,078
USAA Auto Loan Grantor Trust
         6.150% due 05/15/2004                                  2,013      2,004
         5.800% due 01/15/2005                                  3,862      3,825
WFS Financial Owner Trust
         6.100% due 03/20/2002                                     43         43
         6.411% due 07/20/2002                                 43,500     43,440
         6.920% due 01/20/2004                                 27,125     27,039
WMC Mortgage Loan
         6.335% due 10/15/2029                                 94,586     94,645
Ziff-Davis, Inc.
         9.125% due 03/31/2006                                  2,850      2,846
                                                                      ----------
Total Asset-Backed Securities                                          2,507,373
(Cost $2,536,355)                                                     ==========

86 See accompanying notes

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
SOVEREIGN ISSUES 2.8%
--------------------------------------------------------------------------------
African Development Bank
         9.300% due 07/01/2000                           $        200  $     201
Central Bank Philippines
         6.500% due 06/01/2008 (d)                                368        353
Government of Brazil
         7.000% due 01/01/2001 (d)                             29,372     29,264
         6.938% due 04/15/2006 (d)                             43,287     39,283
Hellenic Republic
         6.684% due 06/06/2001 (d)                             20,000     20,327
Hydro Quebec
         7.375% due 02/01/2003                                    150        150
Kingdom of Jordan
         5.500% due 12/23/2023                                 18,000     12,303
Kingdom of Sweden
        10.250% due 11/01/2015                                    500        589
Nacional Financiera
         9.750% due 03/12/2002                                 10,000     10,285
         7.975% due 05/08/2003 (d)                              7,750      7,694
New Brunswick
         7.125% due 10/01/2002                                  1,700      1,696
Nova Scotia Province
         6.099% due 05/14/2001 (d)                              5,000      4,991
Providence of Newfoundland
         9.000% due 06/01/2019                                    500        572
Province of Nova Scotia
         9.375% due 07/15/2002                                  1,000      1,043
Province of Ontario
         6.125% due 06/28/2000                                    800        801
         7.750% due 06/04/2002                                    200        202
         7.625% due 06/22/2004                                  1,000      1,016
         7.000% due 08/04/2005                                  1,000        990
         6.000% due 02/21/2006                                  1,800      1,691
         5.500% due 10/01/2008                                 12,000     10,656
Province of Quebec
         7.500% due 07/15/2002                                  6,000      6,031
         8.800% due 04/15/2003                                    100        104
         6.270% due 06/11/2004 (d)                             15,500     15,464
Republic of Argentina
        11.786% due 04/10/2005 (d)                            162,145    152,011
Republic of Bulgaria
         7.063% due 07/28/2011 (d)                              2,500      1,981
         2.750% due 07/28/2012 (d)                             20,000     14,421
         7.063% due 07/28/2024 (d)                             32,000     25,722
Republic of Chile
         6.875% due 04/28/2009                                 25,000     23,255
Republic of Colombia
         9.750% due 04/23/2009                                 16,150     15,100
         8.700% due 02/15/2016                                    115         87
Republic of Croatia
         7.000% due 02/27/2002                                  5,650      5,483
Republic of Korea
         7.594% due 04/08/2000 (d)                              7,132      7,159
         8.281% due 04/08/2000 (d)                              9,899      9,936
         8.594% due 04/08/2000 (d)                             26,120     26,218
Republic of Panama
         7.875% due 02/13/2002                                    500        490
         7.001% due 05/14/2002 (d)                                930        908
         4.250% due 07/17/2014                                  6,250      5,051
Republic of Peru
         3.750% due 03/07/2017                                  2,000      1,226
         4.500% due 03/07/2017 (d)                              5,750      3,853
Republic of Philippines
         6.938% due 01/05/2005 (d)                              8,830      8,796
         6.500% due 12/01/2017                                  7,000      6,416
         9.875% due 01/15/2019                                  5,800      5,249
         9.500% due 10/21/2024                                 55,702     53,613
Republic of Poland
         3.500% due 10/27/2024 (d)                             77,040     47,765
         4.000% due 10/27/2024                                  3,000      2,003
Republica Orient Uruguay
         7.250% due 05/04/2009                                  2,500      2,369
State of Israel
         6.200% due 06/14/2003                                     25         24
United Mexican States
         6.930% due 04/07/2000 (d)                             81,590     81,657
         7.439% due 06/27/2002 (d)                             94,250     92,916
         6.263% due 04/07/2004 (d)                             17,681     17,672
         9.780% due 04/07/2004 (d)                             45,236     47,298
         7.500% due 03/08/2010                                 15,000     14,555
         6.250% due 12/31/2019                                 38,110     32,526
                                                                       ---------
Total Sovereign Issues                                                   871,466
(Cost $862,873)                                                        =========

--------------------------------------------------------------------------------
FOREIGN CURRENCY-DENOMINATED ISSUES (e)(f) 1.9%
--------------------------------------------------------------------------------
AXA
         2.500% due 01/01/2014                          EC      2,475      2,346
City of Montreal
        11.500% due 09/20/2000                          C$      7,000      4,948
Commonwealth of New Zealand
        10.000% due 03/15/2002 (j)                      N$    102,500     53,587
         5.500% due 04/15/2003                                 80,000     38,067
         4.500% due 02/15/2016                                 73,000     35,553
Export-Import Bank Korea
         3.840% due 10/06/2000 (d)                      DM      5,000      2,427
France Telecom
         2.000% due 01/01/2004                                  9,761      3,197
Halifax Group Euro Finance
         7.627% due 12/29/2049 (d)                      EC      8,500      8,240
International Bank for Reconstruction & Development
         7.250% due 05/27/2003 (j)                      N$     32,500     15,846
Korea Development Bank
         3.610% due 05/14/2001 (d)                      DM     70,000     33,751
         2.560% due 06/26/2001                          JY  4,000,000     39,536
Newcourt Credit Group
         7.625% due 06/28/2001                          C$      9,400      6,589
Republic of Argentina
         5.500% due 03/27/2001                          JY  4,290,000     41,416
Republic of Brazil
         8.250% due 11/26/2001                          EC      2,000      1,957
Republic of Philippines
         8.000% due 09/17/2004                                 10,290      9,950
Reynolds, R.J
         6.875% due 11/22/2000                          DM      9,500      4,658
Tecnost International NV
         5.616% due 06/23/2004 (d)                            102,284    100,402
United Mexican States
         6.000% due 03/28/2002                          JY    100,000      1,040
         3.100% due 04/24/2002                              2,542,000     24,982
         8.750% due 05/30/2002                          BP     23,000     36,995
        10.375% due 01/29/2003                          DM        200        107
         7.000% due 06/02/2003                          C$     30,200     20,031
         6.750% due 06/06/2006                          JY  2,000,000     23,371
         6.630% due 12/31/2019                          FF     60,000      9,520
         1.103% due 12/31/2019 (d)                      JY  1,662,500     15,866
         3.850% due 12/31/2019                              9,145,000     76,943
                                                                       ---------
Total Foreign Currency-Denominated Issues (e)(f)                         611,325
(Cost $601,914)                                                        =========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 0.1%
--------------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
Strike @0.870 Exp. 06/27/2000                            $    200,000     22,118
                                                                       ---------
Total Purchased Call Options                                              22,118
(Cost $21,172)                                                         =========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.4%
--------------------------------------------------------------------------------
Banking & Finance 0.2%
ACOM Co. Ltd.
         0.000% due 03/31/2002                                150,000      1,729
Bell Atlantic Financial Services
         5.750% due 04/01/2003                                  7,000      7,000
Deutsche Bank Financial
         0.000% due 02/12/2017                                  4,850      2,287
Fuji International Finance Trust
         0.250% due 02/01/2002                                540,000      4,338
Hellenic Finance
         2.000% due 07/15/2003                                  2,000      1,919

                                                       See accompanying notes 87

Total Return Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Morgan Stanley, Dean Witter, Discover and Co.
         0.000% due 03/02/2006                           $      5,860  $   4,952
Northern Rock plc
         2.000% due 01/02/2000                                  1,060     23,108
Swiss Life Financial Ltd.
         2.000% due 05/20/2003                                  1,500      1,452
                                                                       ---------
                                                                          46,785
                                                                       =========
Consumer Discretionary 0.0%
Costco Wholesale Corp.
         0.000% due 08/19/2017                                  2,000      2,390

Energy 0.0%
Devon Energy Corp.
         4.900% due 08/15/2008                                  2,000      2,013
Diamond Offshore Drill
         3.750% due 02/15/2007                                  2,250      2,585
                                                                       ---------
                                                                           4,598
                                                                       =========
Health Care 0.0%
Athena Neurosciences, Inc.
         4.750% due 11/15/2004                                  2,000      2,765
Wellpoint Health Network
         0.000% due 07/02/2019                                  1,500      1,014
                                                                       ---------
                                                                           3,779
                                                                       =========
Industrial 0.1%
Centocor, Inc.
         4.750% due 02/15/2005                                  1,900      2,114
Hercules Trust VI
         8.625% due 12/29/2000 (d)                              9,950      9,947
Roche Holdings, Inc.
         0.000% due 01/19/2015                                  1,000        846
Solectron Corp.
         0.000% due 01/27/2019                                    785        527
Toyoda Automatic Loom
         0.350% due 09/30/2003                                200,000      2,234
Young & Rubicam, Inc.
         3.000% due 01/15/2005                                  1,090      1,014
                                                                       ---------
                                                                          16,682
                                                                       =========
Technology 0.1%
Aether Systems, Inc.
         6.000% due 03/22/2005                                    400        384
Affiliated Computer Services
         4.000% due 03/15/2005                                  1,000      1,021
American Tower Corp.
         5.000% due 02/15/2010                                  2,000      2,291
ASM Lithography Holding
         2.500% due 04/09/2005                                  1,500      1,302
Clear Channel Communications
         1.500% due 12/01/2002                                  1,800      1,683
         2.625% due 04/01/2003                                  1,200      1,479
Commscope, Inc.
         4.000% due 12/15/2006                                  1,000      1,200
Conexant Systems, Inc.
         4.250% due 05/01/2006                                    500      1,596
Cymer, Inc.
         3.500% due 08/06/2004                                  2,000      2,340
EMC Corp.
         6.000% due 05/15/2004                                  2,600      3,998
Hewlett-Packard Co.
         0.000% due 10/14/2017                                  2,000      1,545
Intel Corp.
         4.000% due 09/01/2004                                    450      1,954
Internet Capital Group, Inc.
         5.500% due 12/21/2004                                  1,000        888
Interpublic Group Co., Inc.
         1.870% due 06/01/2006                                  1,500      1,521
Juniper Networks, Inc.
         4.750% due 03/15/2007                                  1,000        998
Stmicroelectron
         0.000% due 09/22/2009                                  1,250      2,125
U.S. Cellular Corp.
         0.000% due 06/15/2015                                  3,500      2,393
Veritas Software Corp.
         1.856% due 08/13/2006                                    750      2,878
Xerox Corp.
         0.570% due 04/21/2018                                  2,500      1,350
                                                                       ---------
                                                                          32,946
                                                                       =========
Utilities 0.0%
Alliant Energy Resources
         7.250% due 01/02/2000                                     22      1,755
Liberty Media Group
         4.000% due 11/15/2029                                  1,000      1,564
Telefonos De Mexico S.A
         4.250% due 06/15/2004                                  1,400      2,182
                                                                       ---------
                                                                           5,501
                                                                       ---------
Total Convertible Bonds & Notes                                          112,681
(Cost $104,700)                                                        =========

--------------------------------------------------------------------------------
PREFERRED STOCK 0.2%
--------------------------------------------------------------------------------
                                                               Shares
Banco Bilbao Vizcaya International
         2.438% due 01/02/2000                                266,217      6,755
Barclays Bank
         2.875% due 01/02/2000                                215,500      5,576
Centaur Funding Corp.
        90.800% due 01/02/2000                                    125        131
CSC Holdings, Inc.
        11.931% due 01/02/2000                                 24,904      2,677
Fortis Amev NV
         6.430% due 01/02/2000 (d)                                171     21,067
Fresenius Medical Care
         7.875% due 02/02/2008                                  4,000      3,565
Home Ownership Funding
       133.310% due 01/02/2000                                  1,125        898
SI Financing Trust
         2.375% due 01/02/2000                                396,194     10,053
TCI Communications, Inc.
         2.500% due 01/02/2000                                 49,000      1,250
         2.430% due 01/02/2000                                622,553     16,070
                                                                       ---------
Total Preferred Stock                                                     68,042
(Cost $70,647)                                                         =========

--------------------------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK 0.1%
--------------------------------------------------------------------------------
Banking & Finance 0.0%
Tokai Bank Cvt. Pfd.
         2.750% due 10/01/2004                                 72,000        500
                                                                       ---------
Energy 0.1%
AES Trust III
         3.375% due 01/02/2000                                 40,000      2,700
Apache Corp. Cvt. Pfd.
         2.015% due 01/02/2000                                 60,000      2,700
Coastal Corp. Cvt. Pfd.
         1.656% due 01/02/2000                                 85,000      2,407
Kerr-McGee Corp. Cvt. Pfd.
         1.825% due 01/02/2000                                 87,000      3,915
                                                                       ---------
                                                                          11,722
                                                                       =========
Industrial 0.0%
Decs Trust VI Cvt. Pfd.
         2.465% due 01/02/2000                                 45,000      3,825
Qwest Trends Trust Cvt. Pfd.
         2.401% due 01/02/2000                                 14,000      1,099
Tribune Co. Cvt. Pfd.
         3.140% due 05/15/2029                                  4,500        637
                                                                       ---------
                                                                           5,561
                                                                       =========
Technology 0.0%
Verio, Inc. Cvt. Pfd.
         3.375% due 01/02/2000                                 20,000      1,125
                                                                       ---------
Utilities 0.0%
Cox Communications, Inc. Cvt. Pfd.
         3.500% due 01/02/2000                                 33,300      2,115
Reliant Energy, Inc. Cvt. Pfd.
         3.216% due 01/02/2000                                 20,000      3,180
Utilicorp United Cvt. Pfd.
         2.438% due 01/02/2000                                100,000      2,225
                                                                       ---------
                                                                           7,520
                                                                       ---------
Total Convertible Preferred Stock                                         26,428
(Cost $20,948)                                                         =========

88 See accompanying notes

                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
PREFERRED SECURITY 1.1%
--------------------------------------------------------------------------------
                                                               Shares
DG Funding Trust
       618.125% due 12/29/2049                                 35,090  $ 352,266
                                                                       ---------
Total Preferred Security                                                 352,266
(Cost $350,900)                                                        =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.1%
--------------------------------------------------------------------------------
                                                            Principal
                                                               Amount
                                                               (000s)
Certificates of Deposit 0.6%
Commerzbank AG
         6.200% due 05/10/2000                           $     85,500     85,500
Dominion Residential, Inc.
         6.195% due 01/26/2001                                120,800    120,026
                                                                       ---------
                                                                         205,526
                                                                       =========
Commercial Paper 0.7%
Abbott Laboratories
         6.020% due 05/02/2000                                  1,500      1,493
Aristar, Inc.
         6.050% due 05/30/2000                                  2,000      1,980
Bank One Corp.
         5.920% due 05/15/2000                                  1,500      1,490
         6.060% due 05/22/2000                                  5,000      4,959
Bellsouth Telecom
         5.840% due 04/03/2000                                  1,100      1,100
         5.820% due 04/05/2000                                    300        300
British Telecom
         5.840% due 04/26/2000                                  2,900      2,889
Coca-Cola Co.
         5.790% due 04/04/2000                                  1,500      1,500
         6.020% due 06/06/2000                                 15,000     14,831
         6.010% due 06/07/2000                                  1,800      1,779
Conoco, Inc.
         5.860% due 04/05/2000                                  1,600      1,599
         5.970% due 04/07/2000                                    500        500
Cox Communication
         6.050% due 04/10/2000                                    800        799
DaimlerChrysler AG
         5.820% due 04/19/2000                                    400        399
         6.100% due 06/29/2000                                  7,000      6,894
Deutsche Bank Financial
         5.930% due 05/30/2000                                  1,800      1,782
Dominion Residential, Inc.
         6.170% due 05/17/2000                                 18,700     18,559
E.I. Du Pont de Nemours
         5.860% due 05/18/2000                                    400        397
         6.030% due 06/08/2000                                    700        692
Emerson Electric
         5.800% due 04/05/2000                                    300        300
         5.840% due 04/05/2000                                    600        600
Federal Home Loan Mortgage Corp.
         5.880% due 04/18/2000                                    280        279
         5.970% due 05/02/2000                                  6,500      6,469
         5.970% due 05/23/2000                                 16,000     15,867
Finova Capital Corp.
         6.110% due 05/10/2000                                 28,000     27,824
         6.020% due 06/06/2000                                 12,000     11,865
General Electric Capital Corp.
         6.060% due 05/04/2000                                    200        199
         5.910% due 05/18/2000                                  1,000        993
         6.060% due 06/07/2000                                 17,000     16,805
General Motors Acceptance Corp.
         6.100% due 04/05/2000                                    600        600
         6.040% due 05/03/2000                                    700        696
         5.920% due 05/22/2000                                  1,700      1,686
Heinz Corp.
         6.030% due 05/02/2000                                    100        100
Honeywell, Inc.
         5.820% due 04/12/2000                                    900        899
         6.000% due 04/26/2000                                    400        398
KFW International Finance
         5.870% due 05/09/2000                                    500        497
         5.910% due 06/05/2000                                  5,500      5,439
Monsanto Co.
         5.930% due 05/31/2000                                  2,000      1,979
         6.060% due 06/01/2000                                  2,200      2,177
         6.000% due 06/07/2000                                    200        198
Motorola, Inc.
         5.900% due 05/26/2000                                  3,000      2,974
         6.090% due 06/30/2000                                    200        197
Nike, Inc.
         5.830% due 04/04/2000                                  3,000      3,000
         5.830% due 04/17/2000                                  1,200      1,197
Procter & Gamble Co.
         6.080% due 06/02/2000                                  3,000      2,968
Reseau Ferre De France
         5.900% due 05/30/2000                                  2,000      1,980
         6.050% due 06/05/2000                                  3,000      2,967
Sumitomo Bank
         6.050% due 04/13/2000                                  2,000      1,997
         6.090% due 04/13/2000                                    100        100
         6.080% due 04/26/2000                                  1,600      1,594
         6.110% due 04/26/2000                                  1,700      1,693
Texas Utilities Co.
         6.100% due 04/17/2000                                  5,100      5,088
Textron, Inc.
         5.940% due 05/17/2000                                  1,500      1,489
         5.900% due 05/17/2000                                  1,200      1,191
TRW, Inc.
         6.060% due 04/17/2000                                 10,000      9,976
UBS Finance
         5.820% due 04/06/2000                                  4,000      3,998
United Parcel Service
         5.890% due 06/01/2000                                  2,700      2,672
Washington Post
         6.020% due 06/02/2000                                 14,600     14,445
Xerox Credit Corp.
         6.050% due 05/16/2000                                    100         99
         6.090% due 06/06/2000                                  6,500      6,427
         6.110% due 06/12/2000                                    200        198
Yorkshire Building Society
         5.850% due 04/07/2000                                  1,000        999
         5.990% due 06/13/2000                                    300        296
                                                                       ---------
                                                                         227,357
                                                                       =========
Repurchase Agreement 1.7%
State Street Bank
         5.600% due 04/03/2000                                170,786    170,786
         (Dated 03/31/2000. Collateralized by
         Federal National Mortgage Association
         7.050% due 12/01/2004 valued at $21,174,
         Federal National Mortgage Association
         7.125% due 01/15/2030 valued at $51,004,
         Federal Home Loan Mortgage Corporation
         5.150% due 02/02/2001 valued at $102,006,
         and Federal National Mortgage Association
         0.000% due 08/01/2000 valued at $34.
         Repurchase proceeds are $170,865.)

Daiwa Securities
         6.180% due 04/03/2000                                350,000   350,000
         (Dated 03/31/2000. Collateralized by U.S.
         Treasury Inflation Protected Securities
         3.625% due 07/15/2002 valued at $292,287,
         and U.S. Treasury Bill due 11/09/2000
         valued at $48,185, and U.S. Treasury Note
         8.375% due 08/15/2008 valued at $16,836.
         Repurchase proceeds are $350,180.)
                                                                       ---------
                                                                         520,786
                                                                       =========
U.S. Treasury Bills (b)(g) 0.1%
         5.528% due 04/27/2000                                 36,775     36,639
                                                                       ---------

Total Short-Term Instruments                                             990,308
(Cost $991,120)                                                        =========

                                                       See accompanying notes 89

Total Return Fund
March 31, 2000
                                                                           Value
                                                                          (000s)
--------------------------------------------------------------------------------
Total Investments (a) 131.6%                                        $41,494,212
(Cost $41,850,196)

Written Options (c) (0.2%)                                              (45,441)
(Premiums $31,722)

Other Assets and Liabilities (Net) (31.4%)                           (9,912,498)
                                                                    ------------
Net Assets 100.0%                                                   $31,536,273
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $41,849,408 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $   315,646

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                            (670,842)
                                                                    ------------
Unrealized depreciation-net                                         $  (355,196)
                                                                    ============

(b) Securities with an aggregate market value of $133,050 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                      Unrealized
                                                            # of   Appreciation/
Type                                                   Contracts  (Depreciation)
--------------------------------------------------------------------------------
Eurodollar December Futures (03/2001)                     10,536    $    (4,394)
Municipal Bond CBT (06/2000)                               1,835          3,003
EuroBond 10 Year Note (06/2000)                           16,400        (36,867)
Government of Japan 10 Year Note (06/2000)                   358         (3,144)
U.S. Treasury 5 Year Note (06/2000)                          516           (321)
U.S. Treasury 10 Year Note (06/2000)                      35,208         78,682
U.S. Treasury 30 Year Bond (06/2000)                       4,445          5,158
Euribor Futures (09/2000)                                     58            (11)
United Kingdom 90 Day LIBOR Futures (06/2000)                179            117
United Kingdom 90 Day LIBOR Futures (09/2000)              3,892          2,842
                                                                    ------------
                                                                    $    45,065
                                                                    ============

(c) Premiums received on written options:

                                             # of
Type                                    Contracts        Premium           Value
--------------------------------------------------------------------------------
Call - CME Eurodollar December Futures
    Strike @ 92.75 Exp. 12/18/2000          1,500     $    1,061    $     1,181

Call - CBOT U.S. Treasury Bond June Futures
    Strike @ 98.00 Exp. 05/20/2000          4,658          2,555          4,876

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 96.00 Exp. 05/20/2000         11,264          3,119            704

Put - OTC Eurodollar vs. U.S. Dollar
    Strike @ 0.93 Exp. 04/19/2000     800,000,000          1,456          1,376

Put - OTC Eurodollar vs. U.S. Dollar
    Strike @ 0.93 Exp. 04/19/2000     318,030,000            734            547

Put - CBOT U.S. Treasury Note June Futures
    Strike @ 95.00 Exp. 05/20/2000          2,134            866            334

Call - CBOT U.S. Treasury Note June Futures
    Strike @ 98.00 Exp. 05/20/2000          2,136          1,243          2,537

Put - CME Eurodollar December Futures
    Strike @ 93.00 Exp. 12/18/2000          5,644          5,314          4,868

Call - CBOT U.S. Treasury Bond June Futures
    Strike @ 100.00 Exp. 05/20/2000         3,355          1,030          1,625

Put - CME Eurodollar December Futures
    Strike @ 93.50 Exp. 12/18/2000         13,870         14,344         27,393
                                                      --------------------------
                                                      $   31,722    $    45,441
                                                      ==========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                        Principal
                                           Amount                     Unrealized
                                       Covered by     Settlement   Appreciation/
Type           Currency                  Contract          Month  (Depreciation)
--------------------------------------------------------------------------------
Sell                 BP                    26,011        04/2000    $      (463)
Sell                 C$                     9,841        05/2000            (21)
Sell                                       33,873        06/2000           (141)
Sell                 EC                   285,703        04/2000          3,953
Buy                                        87,996        04/2000         (1,455)
Buy                  HF                 2,000,000        09/2000           (143)
Sell                 JY                 3,029,980        04/2000         (1,168)
Buy                                     3,029,980        04/2000            772
Sell                                    4,519,202        04/2001         (5,239)
Sell                                   20,174,266        05/2000         (4,998)
Sell                 N$                    50,843        04/2000           (729)
Sell                                      128,045        05/2000           (998)
Buy                  PZ                     7,000        04/2000             50
Sell                                        7,000        04/2000            (16)
Buy                                        45,000        01/2001            (72)
Buy                                        40,000        02/2001            230
Buy                                        17,000        03/2001             39
                                                                    ------------
                                                                    $   (10,399)
                                                                    ============

(f) Principal amount denoted in indicated currency:

               AS - Austrian Schilling
               A$ - Australian Dollars
               BP - British Pound
               C$ - Canadian Dollar
               DM - German Mark
               EC - Euro
               FF - French Franc
               HF - Hungarian Forint
               JY - Japanese Yen
               MP - Mexican Peso
               N$ - New Zealand Dollar
               PZ - Polish Zloty

90 See accompanying notes

--------------------------------------------------------------------------------
(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Swap agreements outstanding at March 31, 2000:

                                                                      Unrealized
                                                       Notional    Appreciation/
Type                                                     Amount   (Depreciation)
--------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.481%.

Broker: Morgan Stanley
Exp. 02/11/2010                                     $   230,600   $      (2,995)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.340%.

Broker: Deutsche Bank AG New York
Exp. 10/08/2007                                   JY 24,500,000          (8,546)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.295%.

Broker: Deutsche Bank AG New York
Exp. 04/14/2008                                   JY 11,635,000          (3,342)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 2.305%.

Broker: Deutsche Bank AG New York
Exp. 04/15/2008                                   JY  7,563,000          (2,235)

Receive floating rate based on 6 month JY-LIBOR and pay fixed rate equal to 1.495%.

Broker: Deutsche Bank AG New York
Exp. 09/16/2008                                   JY  7,000,000           2,467

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.466%.

Broker: Morgan Stanley
Exp. 02/11/2005                                     $   277,400          (2,357)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                         277,000          (1,789)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.408%.

Broker: Goldman Sachs
Exp. 02/25/2005                                         167,400          (1,024)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.309%.

Broker: Goldman Sachs
Exp. 03/24/2010                                         300,000            (378)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.413%.

Broker: Goldman Sachs
Exp. 02/17/2005                                         160,000          (1,046)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.374%.

Broker: Lehman Brothers, Inc.
Exp. 03/29/2010                                         100,000            (572)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.369%.

Broker: Goldman Sachs
Exp. 03/29/2010                                         100,000            (539)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.366%.

Broker: Lehman Brothers, Inc.
Exp. 03/30/2010                                         100,000            (517)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.426%.

Broker: Lehman Brothers, Inc.
Exp. 03/31/2010                                         100,000            (959)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.950%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/17/2001                                          22,800          (1,169)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.700%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/28/2001                                           1,300             (60)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 6.150%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the
Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 03/22/2001                                          31,200          (1,663)

Receive floating rate based on 6 months LIBOR and pay floating rate based on 6 months LIBOR plus 5.050%.
In the event of default of Republic of Argentina
Floating Rate Notes and/or Spread-Adjusted Notes, the Fund can put the bond to the counterparty at par.

Broker: Deutsche Bank AG New York
Exp. 05/03/2001                                          35,000          (1,171)

Receive fixed rate equal to 0.34% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: J.P. Morgan
Exp. 07/31/2000                                          30,000               1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.750% due 10/01/2008.

Broker: Lehman Brothers
Exp. 12/31/2004                                          50,000               3

Receive fixed rate equal to 0.15% and the Fund will pay to the counterparty at par in the event of default of IBM Corp. 5.375% due 02/01/2009.

Broker: Goldman Sachs
Exp. 02/26/2002                                          30,000               0


                                                       See accompanying notes 91

Total Return Fund
March 31, 2000

--------------------------------------------------------------------------------
Receive fixed rate equal to 0.40% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.400% due 02/01/2004.

Broker: Goldman Sachs
Exp. 11/10/2002                                       $     20,000   $        1

Receive fixed rate equal to 0.51% and the Fund will pay to the counterparty at par in the event of default of Time Warner, Inc. 7.750% due 06/15/2005.

Broker: Lehman Brothers
Exp. 01/25/2005                                             10,000            1

Receive fixed rate equal to 0.60% and the Fund will pay to the counterparty at par in the event of default of Niagara Mohawk Corp. 7.625% due 10/01/2005.

Broker: Merrill Lynch
Exp. 06/01/2000                                             20,000            1

Receive fixed rate equal to 0.65% and the Fund will pay to the counterparty at par in the event of default of Philip Morris Co. 7.200% due 02/01/2007.

Broker: Goldman Sachs
Exp. 12/22/2000                                             17,000            1

Receive fixed rate equal to 0.25% and the Fund will pay to the counterparty at par in the event of default of Pacific Gas & Electric 6.550% due 12/08/2005.

Broker: J.P. Morgan
Exp. 05/23/2003                                             22,000            1

Receive fixed rate equal to 0.14% and the Fund will pay to the counterparty at par in the event of default of General Motors Acceptance Corp. 6.253% due 07/20/2000.

Broker: Warburg Dillon Read LLC
Exp. 06/30/2000                                             21,000            0

Receive fixed rate equal to 5.600% and the Fund will pay to the counterparty at par in the event of default of the Republic of Venezuela 9.250% due 09/15/2027.

Broker: Deutsche Bank AG New York
Exp. 04/04/2001                                             25,000            0
                                                                     -----------
                                                                     $  (27,886)
                                                                     ===========


                                         Fixed                        Unrealized
                                        Spread        Notional     Appreciation/
Type                                       (%)          Amount      Depreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                         1.0850     $   189,500      $    (6,788)

Broker: Goldman Sachs
Exp. 02/16/2005                         1.1120         121,700            1,319

Broker: Goldman Sachs
Exp. 08/14/2000                         1.1500          93,000              191

Broker: Goldman Sachs
Exp. 08/14/2000                         1.1500          95,100              195

Broker: Goldman Sachs
Exp. 02/16/2005                         1.1120          37,700              428

Broker: Goldman Sachs
Exp. 04/04/2005                         1.3900         250,000                0

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                         0.8675     $   258,500      $     4,230

Broker: Goldman Sachs
Exp. 08/14/2000                         0.8513         474,300            1,820

Broker: Deutsche Bank AG New York
Exp. 08/14/2000                         0.9175         220,900              701

Broker: Goldman Sachs
Exp. 08/14/2000                         0.9470         220,900              636

Broker: Goldman Sachs
Exp. 09/22/2000                         1.0085          74,900              170

Broker: Goldman Sachs
Exp. 08/14/2000                         0.8513          12,100               46

Broker: Goldman Sachs
Exp. 09/22/2000                         1.0850          21,100               48
                                                                    ------------
                                                                    $     2,996
                                                                    ============

(j) Subject to financing transaction.

(k) Security becomes interest bearing at a future date.

(l) Restricted security.

(m) Security is in default.

(n) Reverse repurchase agreements were entered into March 23, 2000 paying interest at 6.00%. The following securities were segregated with collateral for reverse repurchase agreements.

Type                                                    Maturity           Value
--------------------------------------------------------------------------------
Federal National Mortgage Assn. 7.000%                10/01/2003    $     48,392
Federal National Mortgage Assn. 6.687%                08/01/2027          45,640
Government National Mortgage Assn. 6.000%             05/20/2028          30,226
Government National Mortgage Assn. 6.375%             06/20/2027          25,631
Government National Mortgage Assn. 6.375%             01/20/2024          28,372
Government National Mortgage Assn. 7.125%             10/20/2024          30,361
Government National Mortgage Assn. 6.375%             04/20/2027          26,513
Government National Mortgage Assn. 6.375%             01/20/2024          29,846
Government National Mortgage Assn. 6.750%             09/20/2024          26,613
Government National Mortgage Assn. 6.750%             08/20/2023          32,707
Government National Mortgage Assn. 7.125%             10/20/2023          73,363
Government National Mortgage Assn. 6.375%             04/20/2023          32,460
Government National Mortgage Assn. 6.375%             05/20/2023          32,386
Government National Mortgage Assn. 6.375%             06/20/2025          25,409
Government National Mortgage Assn. 6.751%             07/20/2027          43,949
Government National Mortgage Assn. 7.125%             10/20/2023          27,819
                                                                    ------------
                                                                    $    559,687
                                                                    ============

92  See accompanying notes

Schedule of Investments
Total Return Mortgage Fund
March 31, 2000
                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 92.6%
--------------------------------------------------------------------------------
Collateralized Mortgage Obligations 27.9%
Countrywide Alternative Loan Trust
         6.750% due 08/25/2028                             $      106  $     102
Countrywide Home Loans
         6.750% due 11/25/2027                                     65         65
Federal Home Loan Mortgage Corp.
         6.020% due 02/01/2018 (d)                                185        176
         4.500% due 03/15/2021                                     59         53
         3.500% due 12/15/2022                                     10          7
         6.500% due 03/15/2024                                    103         93
         8.000% due 06/15/2026                                     67         68
Federal National Mortgage Assn.
         5.600% due 11/25/2016                                     29         29
        11.220% due 03/25/2017                                      2          3
         7.500% due 03/25/2023                                     93         93
         6.410% due 04/25/2023 (d)                                 25         26
         6.500% due 09/25/2023                                     35         31
         6.750% due 09/25/2023                                     51         46
         6.280% due 04/18/2028 (d)                                138        137
General Electric Capital Mortgage Services, Inc.
         6.750% due 06/25/2028                                    200        186
Vendee Mortgage Trust
         7.750% due 05/15/2022                                     36         37
                                                                       ---------
                                                                           1,152
                                                                       =========
Federal Home Loan Mortgage Corporation 6.3%
         6.000% due 10/01/2024                                    159        146
         7.000% due 02/01/2027                                    119        115
                                                                       ---------
                                                                             261
                                                                       =========
Federal National Mortgage Association 15.9%
         6.360% due 11/01/2018 (d)                                 50         50
         7.540% due 05/01/2023 (d)                                183        183
         8.500% due 09/01/2026                                     78         80
         9.000% due 01/01/2020                                    330        343
                                                                       ---------
                                                                             656
                                                                       =========
Government National Mortgage Association 38.6%
         6.380% due 03/20/2016-03/20/2027 (c)(d)                  273        277
         6.750% due 07/20/2025 (d)                                 41         42
         7.000% due 04/19/2030                                    600        580
         7.130% due 12/20/2021-11/20/2026 (c)(d)                  120        122
         7.500% due05/15/2027-04/19/2030(c)                       581        577
                                                                       ---------
                                                                           1,598
                                                                       =========
Stripped Mortgage-Backed Securities 3.9%
Federal National Mortgage Association (IO)
         6.500% due 07/25/2007                                    114          5
         7.000% due 12/25/2016                                      3          0
Federal National Mortgage Association (PO)
         0.000% due 07/25/2022                                    264        157
                                                                       ---------
                                                                             162
                                                                       ---------
Total Mortgage-Backed Securities                                           3,829
(Cost $3,851)                                                          =========

--------------------------------------------------------------------------------
CONVERTIBLE BONDS & NOTES 0.2%
--------------------------------------------------------------------------------
Technology 0.2%
Clear Channel Communications
         1.500% due 12/01/2002                                     10          9
                                                                       ---------
Total Convertible Bonds & Notes                                                9
(Cost $10)                                                             =========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 31.7%
--------------------------------------------------------------------------------
Commercial Paper 28.9%
Bellsouth Telecom
         5.820% due 04/05/2000                                    200        199
Coca-Cola Co.
         6.010% due 06/07/2000                                    200        198
DaimlerChrysler AG
         5.890% due 04/10/2000                                    100        100
General Motors Acceptance Corp.
         6.080% due 05/30/2000                                    200        198
Honeywell, Inc.
         5.830% due 04/10/2000                                    200        200

                                                            Principal
                                                               Amount      Value
                                                               (000s)     (000s)
--------------------------------------------------------------------------------
Sumitomo Bank
         6.100% due 04/13/2000                             $      100  $     100
Swedbank, Inc.
         5.950% due 06/02/2000                                    200        198
                                                                       ---------
                                                                           1,193
                                                                       =========
Repurchase Agreement 2.6%
State Street Bank
         5.600% due 04/03/2000                                    109        109
         (Dated 03/31/2000. Collateralized by
         Federal National Mortgage Association
         6.400% due 09/27/2001 valued at $114
         Repurchase proceeds are $109                                  ---------
                                                                             109
                                                                       =========
U.S. Treasury Bills (b) 0.2%
         5.700% due 04/27/2000                                     10         10
                                                                       ---------

Total Short-Term Instruments                                               1,312
(Cost $1,312)                                                          =========

Total Investments (a) 124.5%                                           $   5,150
(Cost $5,173)

Other Assets and Liabilities (Net) (24.5%)                               (1,013)
                                                                       ---------

Net Assets 100.0%                                                      $   4,137
                                                                       =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $5,179 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $      38

Aggregate gross unrealized depreciation for all
investments in which there was an excess of
tax cost over value.                                                        (67)
                                                                       ---------
Unrealized depreciation-net                                            $    (29)
                                                                       =========

(b) Securities with an aggregate market value of $10 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                             # of     Unrealized
Type                                                    Contracts   Appreciation
--------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2000)                            1      $      3
                                                                       ---------

(c) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(d) Variable rate security. The rate listed is as of March 31, 2000.


                                                      See accompanying notes  93

Financial Highlights - Class D

                                                                                   Net Realized /
                                                 Net Asset Value                   Unrealized       Total Income     Dividends from
Selected Per Share Data for                      Beginning of     Net Investment   Gain (Loss) on   from Investment  Net Investment
the Year or Period Ended:                        Period           Income (Loss)    Investments      Operations       Income
California Intermediate Municipal Bond Fund
01/31/2000 - 03/31/2000                          $    9.88        $     0.06 (a)   $    0.18 (a)    $     0.24       $    (0.07)

Foreign Bond Fund
03/31/2000                                       $   10.63        $    0.59 (a)    $   (0.45)(a)    $     0.14       $    (0.59)
04/08/1998 - 03/31/1999                              10.83             0.53 (a)         0.15 (a)          0.68            (0.53)

High Yield Fund
03/31/2000                                       $   11.23        $    0.89 (a)    $   (1.01)(a)    $    (0.12)      $    (0.88)
04/08/1998 - 03/31/1999                              11.68             0.89 (a)        (0.45)(a)          0.44            (0.88)

Low Duration Fund
03/31/2000                                       $   10.10        $    0.61 (a)    $   (0.29)(a)    $     0.32       $    (0.60)
04/08/1998 - 03/31/1999                              10.19             0.60 (a)        (0.03)(a)          0.57            (0.60)

Municipal Bond Fund
03/31/2000                                       $   10.12        $    0.42 (a)    $   (0.64)(a)    $    (0.22)      $    (0.43)
04/08/1998 - 03/31/1999                               9.98             0.40 (a)         0.14 (a)          0.54            (0.40)

New York Intermediate Municipal Bond Fund
01/31/2000 - 03/31/2000                          $    9.79        $    0.07 (a)    $    0.15 (a)    $     0.22       $    (0.07)

Real Return Bond Fund
03/31/2000                                       $    9.83        $    0.63 (a)    $    0.12 (a)    $     0.75       $    (0.64)
04/08/1998 - 03/31/1999                               9.77             0.47 (a)         0.09 (a)          0.56            (0.44)

Short Duration Municipal Income Fund
01/31/2000 - 03/31/2000                          $    9.99        $    0.06 (a)    $   (0.01)(a)    $     0.05       $    (0.06)

Short-Term Fund
03/31/2000                                       $   10.03        $    0.55 (a)    $   (0.08)(a)    $     0.47       $    (0.55)
04/08/1998 - 03/31/1999                              10.07             0.53 (a)        (0.03)(a)          0.50            (0.53)

StocksPLUS Fund
03/31/2000                                       $   14.27        $    1.04 (a)    $    1.29 (a)    $     2.33       $    (1.04)
04/08/1998 - 03/31/1999                              14.13             0.79 (a)         1.38 (a)          2.17            (0.79)

Strategic Balanced Fund
03/31/2000                                       $   12.75        $    0.71 (a)    $    0.47 (a)    $     1.18       $    (0.69)
04/08/1998 - 03/31/1999                              12.65             0.79 (a)         0.60 (a)          1.39            (0.62)

Total Return Fund
03/31/2000                                       $   10.36        $    0.60 (a)    $   (0.40)(a)    $     0.20       $    (0.58)
04/08/1998 - 03/31/1999                              10.66             0.59 (a)         0.12 (a)          0.71            (0.59)

Total Return Mortgage Fund
03/31/2000                                       $   10.19        $    0.54 (a)    $   (0.20)(a)    $     0.34       $    (0.55)
04/08/1998 - 03/31/1999                              10.27             0.53 (a)         0.02 (a)          0.55            (0.53)

 +  Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) Ratio of expenses to average net assets excluding interest expense is 0.75%.


94  See accompanying notes


   Dividends in     Distributions     Distributions
   Excess of Net    from Net          in Excess of
   Investment       Realized          Net Realized       Total              Net Asset Value
   Income           Capital Gains     Capital Gains      Distributions      End of Period

   $       0.00     $      0.00       $      0.00        $      (0.07)      $      10.05


   $       0.00     $     (0.15)      $      0.00        $      (0.74)      $      10.03
           0.00           (0.10)            (0.25)              (0.88)             10.63


   $      (0.01)    $      0.00       $      0.00        $      (0.89)      $      10.22
          (0.01)           0.00              0.00               (0.89)             11.23


   $      (0.01)    $      0.00       $      0.00        $      (0.61)      $       9.81
           0.00           (0.01)            (0.05)              (0.66)             10.10


   $       0.00     $      0.00       $      0.00        $      (0.43)      $       9.47
           0.00            0.00              0.00               (0.40)             10.12


   $       0.00     $      0.00       $      0.00        $      (0.07)      $       9.94


   $       0.00     $     (0.02)      $      0.00        $      (0.66)      $       9.92
          (0.06)           0.00              0.00               (0.50)              9.83


   $       0.00     $      0.00       $      0.00        $      (0.06)      $       9.98


   $       0.00     $      0.00       $      0.00        $      (0.55)      $       9.95
           0.00            0.00             (0.01)              (0.54)             10.03


   $      (0.97)    $     (0.51)      $      0.00        $      (2.52)      $      14.08
           0.00           (1.24)             0.00               (2.03)             14.27


   $       0.00     $     (0.15)      $     (0.31)       $      (1.15)      $      12.78
           0.00           (0.67)             0.00               (1.29)             12.75


   $      (0.02)    $      0.00       $      0.00        $      (0.60)      $       9.96
           0.00           (0.24)            (0.18)              (1.01)             10.36


   $      (0.01)    $      0.00       $      0.00        $      (0.56)      $       9.97
           0.00           (0.03)            (0.07)              (0.63)             10.19

                                                         Ratio of Net
                                         Ratio of        Investment
                                         Expenses to     Income (Loss)
                    Net Assets End       Average Net     to Average         Portfolio
   Total Return     of Period (000s)     Assets          Net Assets         Turnover Rate
          2.39%     $         10             0.85%+(e)          3.88%+             357%


          1.51%     $      9,955             1.16% (c)          5.77%              330%
          6.46             8,513             0.95+              4.82+              376


         (1.14)%    $     23,601             0.90%              8.29%               39%
          4.00             9,065             0.90+              8.07+               39


          3.22%     $     12,018             0.83% (b)          6.11%               82%
          5.77             6,481             0.75+              5.81+              245


         (2.16)%    $      1,104             0.85%              4.46%              145%
          5.47               242             0.85+              3.99+               70


          2.21%     $         10             0.87%+(f)          4.02%+             270%


          7.93%     $     15,560             0.93%              6.44%              253%
          5.89               193             0.92+              4.75+              438


          0.47%     $         10             0.80%+(d)          3.51%+             171%


          4.87%     $      3,361             0.93% (b)          5.54%               38%
          5.10             2,278             0.75+              5.05+               47


         17.32%     $      3,288             1.05%              7.16%               92%
         16.69             1,721             1.05+              8.12+               81


          9.55%     $        167             1.05%              5.49%              176%
         11.45               173             1.05+              6.41+               82


          2.00%     $     80,459             0.87% (b)          5.97%              223%
          6.73            34,839             0.75+              5.21+              154


          3.47%     $        166             0.90%              5.38%             1476%
          5.41               183             0.90+              5.15+              158

(c) Ratio of expenses to average net assets excluding interest expense is 0.95%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.29%.
(e) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 1.74%.
(f) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 2.52%.



                                                      See accompanying notes  95

Statements of Assets and Liabilities
March 31, 2000

                                                California
                                                Intermediate               Emerging
                                                Municipal    Convertible   Markets        Foreign        High Yield     Low Duration
Amounts in thousands, except per share amounts  Bond Fund    Fund          Bond Fund      Bond Fund      Fund           Fund


Assets:
Investments, at value                         $    12,789    $   187,384   $    27,281    $   786,477    $ 3,109,102    $ 4,680,289
Cash and foreign currency                             201              0           176          9,657              0          4,533
Receivable for investments sold and
  forward foreign currency contracts                  500             57            37         60,151         68,806         55,920
Receivable for Fund shares sold                         0          6,160            15          1,567         60,159         10,471
Variation margin receivable                             0              0             0          1,239              0             45
Interest and dividends receivable                     137            795           617         13,781         69,303         56,136
Manager reimbursement receivable                       14             17             0              0              0              0
Other assets                                            0              0             1              6              0          1,673
                                                   13,641        194,413        28,127        872,878      3,307,370      4,809,067


Liabilities:
Payable for investments purchased and
forward foreign currency contracts            $     3,408    $     8,984   $       186    $    20,917    $    19,065    $   310,670
Payable for financing transactions                      0              0             0        299,128              0        428,637
Notes payable                                           0              0             0          4,459              0         32,863
Written options outstanding                             0              0             0            806              0          5,042
Payable for Fund shares redeemed                        0          1,269            44            999         96,956         34,891
Dividends payable                                       1              0            25            499          5,500          4,398
Accrued investment advisory fee                         2             65            11            123            730            906
Accrued administration fee                              2             43            10            144            894            736
Accrued distribution fee                                0              6             4             38            524            117
Accrued servicing fee                                   0              3             0             26            199             97
Variation margin payable                                0              0             0              4              0            234
Other liabilities                                       0             12             0            210         13,109            148
                                                    3,413         10,382           280        327,353        136,977        818,739

Net Assets                                    $    10,228    $   184,031   $    27,847    $   545,525    $ 3,170,393    $ 3,990,328


Net Assets Consist of:
Paid in capital                               $    10,167    $   150,134   $    25,714    $   569,908    $ 3,582,318    $ 4,115,430
Undistributed (overdistributed) net
  investment income                                     1          5,512           862         15,115         (1,991)        (8,390)

Accumulated undistributed net realized
  gain (loss)                                         (12)           419          (167)       (10,296)      (132,723)       (56,070)

Net unrealized appreciation (depreciation)             72         27,966         1,438        (29,202)      (277,211)       (60,642)

                                              $    10,228    $   184,031   $    27,847    $   545,525    $ 3,170,393    $ 3,990,328


Net Assets:
Class D                                       $        10    $        10   $        10    $     9,955    $    23,601    $    12,018
Other Classes                                      10,218        184,021        27,837        535,570      3,146,792      3,978,310


Shares Issued and Outstanding:
Class D                                                 1              1             1            993          2,308          1,226


Net Asset Value and Redemption Price Per Share
  (Net Assets Per Share Outstanding)
Class D                                       $     10.05    $     15.77   $      8.61    $     10.03    $     10.22    $      9.81

Cost of Investments Owned                     $    12,717    $   159,363   $    25,829    $   819,213    $ 3,386,320    $ 4,738,588
Cost of Foreign Currency Held                 $         0    $         0   $         1    $     9,460    $         0    $     3,817


96 See accompanying notes

            New York
            Intermediate              Short Duration
Municipal   Municipal  Real Return    Municipal       Short-Term      StocksPLUS    Strategic           Total Return   Total Return
Bond Fund   Bond Fund  Bond Fund      Income Fund     Fund            Fund          Balanced Fund       Fund           Mortgage Fund


$ 54,338    $ 3,018    $    420,273    $     10,576    $    828,011    $  1,457,437    $    170,878    $ 41,494,212    $      5,150
       0          0             334               1             628           4,838             425          12,437               0
       0          0          36,154               0           3,113          10,537           5,207         702,805               1
     305          0           1,205               0           1,381           7,924              90         112,052               0
       0          0               0               0               0           8,757             663          12,351               0
     638         48           4,228             148           6,343          29,774           2,346         375,681              20
       0         14               0              14               0               0               0               0               0
       0          0             271               0               0               0               5           2,610               1
  55,281      3,080         462,465          10,739         839,476       1,519,267         179,614      42,712,148           5,172


$  2,412    $     0    $     24,167    $          0    $     23,006    $     11,355    $     14,812    $  6,321,535    $      1,018
       0          0         167,573               0          41,087               0           8,386       4,055,744               0
       0          0               0               0          37,158               0               0         551,828               0
       0          0               0               0               0           1,436           1,022          45,441               0
     156          0             277               0          25,092           6,102             183         116,224              15
      75          0             416               0           3,604               0               0          38,087               0
      12          1              55               2             161             535              55           6,927               1
      16          1              63               2             143             447              39           5,644               1
      17          0              15               0              11             394              17           1,566               0
      10          0              13               0              25             189               7             758               0
       0          0              25               0               0               0              52          14,848               0
       0          0               0               0             188              14              43          17,273               0
   2,698          2         192,604               4         130,475          20,472          24,616      11,175,875           1,035

$ 52,583    $ 3,078    $    269,861    $     10,735    $    709,001    $  1,498,795    $    154,998    $ 31,536,273    $      4,137


$ 53,644    $ 3,096    $    266,093    $     10,751    $    713,910    $  1,414,834    $    151,799    $ 33,008,257    $      4,165
       4          0           1,023               3             356          38,389           1,795         (57,894)              4
    (925)       (10)           (860)            (25)         (1,905)        (42,124)         (3,522)     (1,057,756)            (11)

    (140)        (8)          3,605               6          (3,360)         87,696           4,926        (356,334)            (21)

$ 52,583    $ 3,078    $    269,861    $     10,735    $    709,001    $  1,498,795    $    154,998    $ 31,536,273    $      4,137


$  1,104    $    10    $     15,560    $         10    $      3,361    $      3,288    $        167    $     80,459    $        166
  51,479      3,068         254,301          10,725         705,640       1,495,507         154,831      31,455,814           3,971


     116          1           1,570               1             338             233              13           8,079              18


$   9.47    $  9.94    $       9.92    $       9.98    $       9.95    $      14.08    $      12.78    $       9.96    $       9.97

$ 54,478    $ 3,026    $    416,252    $     10,570    $    831,318    $  1,461,824    $    172,415    $ 41,850,196    $      5,173
$      0    $     0    $        136    $          0    $        607    $      3,182    $        446    $     57,001    $          0



                                                      See accompanying notes  97

Statements of Operations
For the year ended March 31, 2000

                                                              California
                                                              Intermediate
                                                              Municipal      Foreign        High Yield     Low Duration   Municipal
Amounts in thousands                                          Bond Fund      Bond Fund      Fund           Fund           Bond Fund
Investment Income:
Interest                                                      $     120      $  40,038      $ 313,448      $ 282,089      $   2,988
Dividends                                                             0             99          9,839          7,439              0
Miscellaneous income                                                  0              0             48             59              0
  Total Income                                                      120         40,137        323,335        289,587          2,988

Expenses:
Investment advisory fees                                              6          1,455          8,797         10,481            141
Administration fees                                                   7          1,669         10,201          8,469            189
Servicing fees - Class D                                              0             24             47             23              1
Distribution and/or servicing fees - Other Classes                    1            658          8,245          2,482            338
Trustees' fees                                                        0              4             23             28              0
Organization costs                                                   14              0              0              0              0
Interest expense                                                      0          1,107              0          3,099              5
  Total Expenses                                                     28          4,917         27,313         24,582            674
  Reimbursement by manager                                          (14)             0              0              0              0
  Net Expenses                                                       14          4,917         27,313         24,582            674

Net Investment Income                                               106         35,220        296,022        265,005          2,314

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                              (5)        (9,133)       (70,452)       (36,229)          (919)

Net realized gain (loss) on futures contracts and written options     0            389              0         (9,212)             0
Net realized gain (loss) on foreign currency transactions             0         13,736              0         (2,503)             0
Net change in unrealized appreciation
  (depreciation) on investments                                      72        (25,580)      (263,887)       (72,657)        (2,965)

Net change in unrealized appreciation
  (depreciation) on futures contracts and written options             0          1,514              0         (2,504)             0
Net change in unrealized appreciation
  (depreciation) on translation of assets and
  liabilities denominated in foreign currencies                       0         (7,672)             0             (3)             0

Net Gain (Loss)                                                      67        (26,746)      (334,339)      (123,108)        (3,884)


Net Increase (Decrease) in Assets
  Resulting from Operations                                   $     173      $   8,474      $ (38,317)     $ 141,897      $  (1,570)




98 See accompanying notes


New York
Intermediate                   Short Duration
Municipal       Real Return    Municipal      Short-Term     StocksPLUS     Strategic      Total Return   Total Return
Bond Fund       Bond Fund      Income Fund    Fund           Fund           Balanced Fund  Fund           Mortgage Fund
$         79    $     8,522    $       267    $    42,026    $   115,401    $     9,071    $ 1,949,659    $       259
           0              0              0              0            219             40         14,565              0
           0              0              1              2             35              4            626              0
          79          8,522            268         42,028        115,655          9,115      1,964,850            259


           5            286             12          1,611          5,710            527         72,342             10
           4            334             12          1,446          4,784            353         58,765             10
           0             13              0              9              7              0            140              0
           0            166              0            370          6,212            140         24,908              0
           0              1              0              4              9              1            189              0
          14              2             14              0              0              0              0              0
           0             31              0          1,214             96              0         30,200              1
          23            833             38          4,654         16,818          1,021        186,544             21
         (14)             0            (14)             0              0              0              0              0
           9            833             24          4,654         16,818          1,021        186,544             21

          70          7,689            244         37,374         98,837          8,094      1,778,306            238


          (4)           405            (25)        (1,929)        (1,165)        (1,099)      (499,631)             0
           0           (210)             0              0         37,328            104       (365,560)            (6)
           0            122              0            153          2,593            721         17,803              0

          (8)         4,115              6         (3,284)        (3,086)        (1,574)      (260,654)           (80)

           0           (173)             0              0         90,165          6,078         32,658              2

           0           (220)             0            (25)           171             27        (14,142)             0

         (12)         4,039            (19)        (5,085)       126,006          4,257     (1,089,526)           (84)


$         58    $    11,728    $       225    $    32,289    $   224,843    $    12,351    $   688,780    $       154



                                                      See accompanying notes  99

Statements of Changes in Net Assets

                                California
                                Intermediate
Amounts in thousands            Municipal
                                Bond Fund           Foreign Bond Fund         High Yield Fund              Low Duration Fund
Increase (Decrease)
in Net Assets from:                   Period from   Year Ended   Year Ended   Year Ended     Year Ended    Year Ended   Year Ended
                                 January 31, 2000    March 31,    March 31,     March 31,     March 31,     March 31,    March 31,
                                to March 31, 2000         2000         1999          2000          1999          2000         1999
Operations:
Net investment income                    $    106    $  35,220    $  27,910   $   296,022   $   206,013   $   265,005   $   217,276
Net realized gain (loss)                       (5)       4,992        5,073       (70,452)       (5,689)      (47,944)        4,149
Net change in unrealized appreciation
 (depreciation)                                72      (31,738)       5,504      (263,887)      (88,818)      (75,164)      (10,418)
Net increase (decrease) resulting from
 operations                                   173        8,474       38,487       (38,317)      111,506       141,897       211,007

Distributions to Shareholders:
From net investment income
  Class D                                       0         (562)        (175)       (1,533)         (189)         (545)         (137)
  Other Classes                              (105)     (34,615)     (27,885)     (292,206)     (203,295)     (260,454)     (217,153)

In excess of net investment income
  Class D                                       0            0            0           (11)           (2)           (8)            0
  Other Classes                                 0            0            0        (2,133)       (2,628)       (3,942)            0
From net realized capital gains
  Class D                                       0          (80)         (45)            0             0             0            (4)
  Other Classes                                 0       (4,745)      (4,964)            0             0             0        (4,129)

In excess of net realized capital gains
  Class D                                       0          (60)        (111)            0             0             0           (16)
  Other Classes                                (7)      (3,587)     (12,426)            0             0             0       (17,279)

Total Distributions                          (112)     (43,649)     (45,606)     (295,883)     (206,114)     (264,949)     (238,718)

Fund Share Transactions:
Receipts for shares sold
  Class D                                      10        8,012        9,232        23,790        10,561         9,569         7,014
  Other Classes                            10,729      251,525      350,670     2,050,531     1,978,791     3,465,383     3,064,922
Issued in reorganization
  Class D                                       0            0            0             0             0             0             0
  Other Classes                                 0            0            0             0             0             0             0
Issued as reinvestment of distributions
  Class D                                       0          698          331         1,515           189           544           153
  Other Classes                               103       34,688       33,550       240,203       172,090       225,453       200,834
Cost of shares redeemed
  Class D                                       0       (6,691)        (980)       (8,901)       (1,705)       (4,329)         (644)
  Other Classes                              (675)    (328,315)    (194,707)   (2,025,795)   (1,052,728)   (3,454,487)   (2,374,959)

Net increase (decrease) resulting from
  Fund share transactions                  10,167      (40,083)     198,096       281,343     1,107,198       242,133       897,320

Total Increase (Decrease) in Net Assets    10,228      (75,258)     190,977       (52,857)    1,012,590       119,081       869,609

Net Assets:
Beginning of period                             0      620,783      429,806     3,223,250     2,210,660     3,871,247     3,001,638
End of period *                          $ 10,228    $ 545,525    $ 620,783   $ 3,170,393   $ 3,223,250   $ 3,990,328   $ 3,871,247

*Including net undistributed (overdis-
 tributed) investment income of:         $      1    $  15,115    $   8,423   $    (1,991)  $    (2,284)  $    (8,390)  $    (4,007)


100 See accompanying notes

                      New York                               Short
                      Intermediate                           Duration
                      Municipal                              Municipal
Municipal Bond Fund   Bond Fund     Real Return Bond Fund    Income Fund    Short-Term Fund              StocksPLUS Fund
--------------------- -----------   ---------------------    -----------    -------------------------    --------------------------
                      Period from                            Period from
Year Ended  Year Ended January 31,  Year Ended  Year Ended   January 31,    Year Ended     Year Ended     Year Ended     Year Ended
 March 31,   March 31,    2000 to    March 31,   March 31,       2000 to     March 31,      March 31,      March 31,      March 31,
      2000       1999    March 31,        2000        1999     March 31,          2000           1999           2000           1999
                             2000                                   2000

$   2,314    $  1,602    $     70    $   7,689    $    695    $      244    $   37,374    $    25,972    $    98,837    $    56,693
     (919)         (6)         (4)         317         131           (25)       (1,776)           217         38,756        107,476

   (2,965)      2,835          (8)       3,722         (46)            6        (3,309)          (613)        87,250        (10,410)

   (1,570)      4,431          58       11,728         780           225        32,289         25,576        224,843        153,759



      (21)         (7)          0         (321)         (5)            0          (198)           (33)          (227)           (60)
   (2,287)     (1,595)        (70)      (7,215)       (663)         (241)      (37,167)       (25,945)      (107,742)       (50,872)


        0           0           0            0          (1)            0             0              0              0              0
        0          (2)          0            0         (92)            0             0              0              0              0

        0           0           0          (17)          0             0             0              0           (209)           (99)
        0           0           0         (276)         (7)            0             0           (134)       (95,326)       (76,776)

        0           0           0            0           0             0             0             (1)          (109)             0
        0           0          (6)           0           0             0             0           (514)       (49,468)             0

   (2,308)     (1,604)        (76)      (7,829)       (768)         (241)      (37,365)       (26,627)      (253,081)      (127,807)




    2,373         340          10       16,706         186            10         4,614          2,535          2,553          1,948
   21,145      17,943       3,010      236,282      24,583        10,500     1,354,008      1,042,572        792,443        694,938

        0           0           0            0           0             0             0              0              0              0
        0      47,296           0            0           0             0             0              0              0              0

       18           6           0          319           7             0           195             34            534            159
    1,620       1,155          76        5,502         600           241        26,908         19,324        239,951        115,895

   (1,512)       (105)          0       (1,910)         (1)            0        (3,698)          (294)        (1,416)          (430)
  (25,741)    (13,927)          0      (19,148)     (5,058)            0    (1,269,938)      (671,328)      (708,774)      (314,432)


   (2,097)     52,708       3,096      237,751      20,317        10,751       112,089        392,843        325,291        498,078

   (5,975)     55,535       3,078      241,650      20,329        10,735       107,013        391,792        297,053        524,030


   58,558       3,023           0       28,211       7,882             0       601,988        210,196      1,201,742        677,712
$  52,583    $ 58,558    $  3,078    $ 269,861    $ 28,211    $   10,735    $  709,001    $   601,988    $ 1,498,795    $ 1,201,742


$       4    $     (2)   $      0    $   1,023    $    (13)   $        3    $      356    $       343    $    38,390    $    54,973


                                                     See accompanying notes  101


Amounts in thousands                     Strategic Balanced Fund        Total Return Fund              Total Return Mortgage Fund
                                         ---------------------------    ----------------------------   ----------------------------
                                           Year Ended     Year Ended      Year Ended      Year Ended     Year Ended      Year Ended
                                            March 31,      March 31,       March 31,       March 31,      March 31,       March 31,
Increase (Decrease) in Net Assets from:          2000           1999            2000            1999           2000            1999

Operations:

Net investment income (loss)              $     8,094    $     3,531    $  1,778,306    $  1,285,330    $       238    $        221
Net realized gain (loss)                         (274)         3,599        (847,388)        472,416             (6)             17
Net change in unrealized appreciation
 (depreciation)                                 4,531            (31)       (242,138)       (239,440)           (78)             (4)
Net increase (decrease) resulting from
 operations                                    12,351          7,099         688,780       1,518,306            154             234

Distributions to Shareholders:

From net investment income
  Class D                                          (9)            (7)         (3,193)           (500)            (6)             (6)
  Other Classes                                (8,418)        (3,137)     (1,698,045)     (1,285,393)          (232)           (215)
In excess of net investment income
  Class D                                           0              0            (138)              0              0               0
  Other Classes                                     0              0         (72,908)              0              0               0
From net realized capital gains
  Class D                                          (2)            (7)              0            (254)             0               0
  Other Classes                                (1,779)        (3,351)              0        (512,310)            (3)            (12)
In excess of net realized capital gains
  Class D                                          (4)             0               0            (190)             0              (1)
  Other Classes                                (3,575)             0               0        (384,355)             0             (23)
Total Distributions                           (13,787)        (6,502)     (1,774,284)     (2,183,002)          (241)           (257)


Fund Share Transactions:

Receipts for shares sold
  Class D                                         124            164          71,612          37,112            176             178
  Other Classes                                21,377         55,153      13,430,759      12,657,649             51             313
Issued in reorganization
  Class D                                           0              0               0               0              0               0
  Other Classes                                66,780              0               0               0              0               0
Issued as reinvestment of distributions
  Class D                                          15             14           3,317             944              5               7
  Other Classes                                 9,186          4,030       1,410,633       1,827,187            235             249
Cost of shares redeemed
  Class D                                        (141)            (6)        (27,553)         (2,472)          (212)              0
  Other Classes                               (39,025)          (640)     (8,391,495)     (5,822,931)          (342)             (1)
Net increase (decrease) resulting from
  Fund share transactions                      58,316         58,715       6,497,273       8,697,489            (87)            746

Total Increase (Decrease) in Net Assets        56,880         59,312       5,411,769       8,032,793           (174)            723

Net Assets:

Beginning of period                            98,118         38,806      26,124,504      18,091,711          4,311           3,588
End of period *                           $   154,998    $    98,118    $ 31,536,273    $ 26,124,504    $     4,137    $      4,311

*Including net undistributed
 (overdistributed)
 investment income of:                    $     1,795    $     2,185    $    (57,894)   $    (77,068)   $         4    $          2

102 See accompanying notes

Statements of Cash Flows

Amounts in thousands                                                                                   Real Return
                                                                             Foreign Bond Fund           Bond Fund
                                                                             -------------------       -----------
Increase (Decrease) in Cash and Foreign Currency from:


Financing Activities
Sales of Fund shares                                                         $           260,311        $  251,988
Redemptions of Fund shares                                                              (336,496)          (20,842)
Cash distributions paid                                                                   (8,373)           (1,639)
Increase (decrease) from financing transactions                                         (164,666)          143,379
Net increase (decrease) from financing activities                                       (249,224)          372,886

Operating Activities
Purchases of long-term securities and foreign currency                                (3,194,641)         (818,669)
Proceeds from sales of long-term securities and foreign currency                       3,407,402           450,648
Purchases of short-term securities (net)                                                  36,865            (5,486)
Net investment income                                                                     35,220             7,689
Change in other receivables/payables (net)                                               (25,964)           (7,622)
Net increase (decrease) from operating activities                                        258,882          (373,440)

Net Increase in Cash and Foreign Currency                                                  9,658              (554)

Cash and Foreign Currency
Beginning of period                                                                            0               888
End of period                                                                $             9,658        $      334

                                                                                       See accompanying notes  103

Notes to Financial Statements
March 31, 2000

1. Organization
PIMCO Funds: Pacific Investment Management Series (the "Trust") was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the "Act"), as amended, as an open-end investment management company. The Trust currently consists of 30 separate investment funds (the "Funds"). The Trust may offer up to six classes of shares:
Institutional, Administrative, A, B, C and D. Each share class has identical voting rights (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Information presented in these financial statements pertains to the Class D shares of the Trust. Certain detailed financial information for the Institutional, Administrative, A, B, and C Classes (the "Other Classes") is provided separately and is available upon request.

2. Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements, are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not readily available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Fund is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of each Fund, except the StocksPLUS and Strategic Balanced Funds, are declared on each day the Trust is open for business and are distributed to shareholders monthly. Dividends from net investment income, if any, of the StocksPLUS and Strategic Balanced Funds are declared and distributed to shareholders quarterly. Net realized capital gains earned by a Fund, if any, will be distributed no less frequently than once each year.

     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.

      Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Multiclass Operations. Each class offered by the Trust has equal rights as to assets and voting privileges. Income and non-class specific expenses of each Fund, except the StocksPLUS and Strategic Balanced Funds, are allocated daily to each class of shares based on the relative value of settled shares. Income and non-class specific expenses of the StocksPLUS and Strategic Balanced Funds are allocated daily to each class of shares based on the relative net assets of each class. Realized and unrealized capital gains and losses of each Fund are allocated daily to each class of shares based on the relative net assets of each class.

Federal Income Taxes. Each Fund intends to qualify as a regulated investment company and distribute substantially all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Fund may enter into financing transactions consisting of the sale by the Fund of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Fund sells the security becomes insolvent, a Fund's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Fund with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. Certain Funds are authorized to enter into futures contracts and options. A Fund may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Transactions. Certain Funds are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Fund's investment or anticipated investment in securities denominated in foreign currencies. A Fund also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. Certain Funds are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Fund had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Stripped Mortgage-Backed Securities (SMBS). SMBS represent a participation in, or are secured by and payable from, mortgage loans on real property, and may be structured in classes with rights to receive varying proportions of principal and interest. SMBS include interest-only securities (IOs), which receive all of the interest, and principal-only securities (POs), which receive all of the principal. If the underlying mortgage assets experience greater than anticipated payments of principal, a Fund may fail to recoup some or all of its initial investment in these securities. The market value of these securities is highly sensitive to changes in interest rates.

Delayed Delivery Transactions. A Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Fund will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Fund in the same manner as forward currency contracts discussed above.

March 31, 2000

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

Repurchase Agreements. Each Fund may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.

Reverse Repurchase Agreements. Certain Funds are authorized to enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security sold by the Fund may decline below the repurchase price of the security.

Restricted Securities. Certain Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions
Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. and serves as investment adviser (the "Adviser") to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Fund at an annual rate based on average daily net assets of the Fund. The Advisory Fee is charged at an annual rate of 0.20% for the Short Duration Municipal Income Fund, 0.40% for the StocksPLUS and Strategic Balanced Funds and 0.25% for all other Funds.

Administration Fee. Pacific Investment Management Company (PIMCO) is a wholly-owned subsidiary partnership of PIMCO Advisors L.P. which also serves as administrator (the "Administrator"), and provides administrative services to the Trust for which it receives from each Fund a monthly administrative fee based on each share class' average daily net assets. The Administration Fee for Class D is charged at the annual rate of 0.25% for the Low Duration, Short-Term, Total Return Funds, 0.35% for the Municipal Bond, California Intermediate Municipal Bond, New York Intermediate Municipal Bond and Short Duration Municipal Income Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds. The Administration Fee for the Institutional and Administrative Classes is charged at the annual rate of 0.18% for the Low Duration and Total Return Funds, 0.19% for the Short Duration Municipal Income Fund, 0.20% for the Short-Term Fund, 0.24% California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds and 0.25% for all other Funds. The Administration Fee for the A, B and C Classes is charged at an annual rate of 0.35% for the Short-Term and Municipal Bond Funds, 0.45% for the Foreign Bond Fund and 0.40% for all other Funds. The Administration Fee for Class A is charged at the annual rate of 0.35% for the California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds.

Distribution and Servicing Fees. PIMCO Funds Distributors LLC, ("PFD"), formerly PIMCO Funds Distribution Company, a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Trust's shares.

     The Trust is permitted to reimburse, out of the Administrative Class assets of each Fund offering Administrative Class shares in an amount up to 0.25% on an annual basis of the average daily net assets of that class, financial intermediaries that provide services in connection with the distribution of shares or administration of plans or programs that use Fund shares as their funding medium. The effective rate paid to PFD was 0.25% during current fiscal year.

      Pursuant to the Distribution and Servicing Plans adopted by the A, B, C and D Classes of the Trust, the Trust compensates PFD or an affiliate with respect to Class D for services provided and expenses incurred in connection with assistance rendered in the sale of shares and services rendered to shareholders and for maintenance of shareholder accounts of the A, B, C and D Classes. The Trust paid PFD distribution and servicing fees at an effective rate as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):

                                                             Allowable Rate
                                                       -------------------------
                                                         Distribution  Servicing
                                                              Fee (%)    Fee (%)
--------------------------------------------------------------------------------
Class A
Money Market Fund                                                  --       0.10
All other Funds                                                    --       0.25

Class B
All Funds                                                        0.75       0.25

Class C
Foreign Bond, High Yield
and Total Return Funds                                           0.75       0.25
Municipal Bond, Real Return Bond
Low Duration and StocksPLUS Funds                                0.50       0.25
Short-Term Fund                                                  0.30       0.25
Money Market Fund                                                  --       0.10

Class D
All Funds                                                          --       0.25

PFD also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares, except for the Money Market Fund, and the contingent deferred sales charges paid by the shareholders upon certain redemptions of A, B and C Class shares. For the period ended March 31, 2000, PFD received $10,942,928 representing commissions (sales charges) and contingent deferred sales charges.

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expense; (v) fees and expenses of the Trustees who are not "interested persons" of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses; and (vii) any expenses allocated or allocable to a specific class of shares, which include service fees payable with respect to the Administrative Class shares and may include certain other expenses as permitted by the Trust's Multiple Class Plan adopted pursuant to Rule 18f-3 under the Act and subject to review and approval by the Trustees. The ratio of expenses to average net assets per share class, as disclosed in Financial Highlights, may differ from the annual fund operating expenses per share class as disclosed in the Prospectus for the reasons set forth above. PIMCO has agreed to waive a portion of Convertible, Short Duration Municipal Income, California Intermediate Municipal Bond and New York Intermediate Municipal Bond Funds administrative fees to the extent that the payment of each Fund's pro rata share of Trustee fees and organizational expenses cause the actual expense ratios to rise above the rates disclosed in the then-current prospectus plus 0.49 basic points as set forth below (calculated as a percentage of each Fund's average daily net assets attributable to each class):



                              Inst'l Class   Admn. Class   Class A   Class B   Class C   Class D
------------------------------------------------------------------------------------------------
Convertible Fund                     0.65%         0.90%     1.05%     1.80%     1.80%     1.05%
Short Duration Municipal
  Income Fund                        0.39%         0.64%       --        --        --      0.85%
California Intermediate
  Municipal Bond Fund                0.49%         0.74%     0.85%       --        --      0.85%
New York Intermediate
  Municipal Bond Fund                0.49%         0.74%     0.85%       --        --      0.85%

PIMCO may be reimbursed for these waived amounts in future periods.

Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Funds of the Trust according to their respective net assets.

4. Purchases and Sales of Securities
Purchases and sales of securities (excluding short-term investments) for the period ended March 31, 2000 were as follows (amounts in thousands):


                               U.S. Government/Agency            All Other
                             -----------------------------------------------------
                               Purchases         Sales     Purchases         Sales
----------------------------------------------------------------------------------
California Intermediate
  Municipal Bond Fund        $     3,810   $     3,818   $    27,038   $    14,395
Foreign Bond Fund              1,162,359     1,173,327     2,025,127     2,209,981
High Yield Fund                        0             0     1,702,854     1,323,390
Low Duration Fund              1,934,604     2,431,440     2,202,338     1,092,435
  Municipal Bond Fund                  0             0        80,961        81,082
New York Intermediate
  Municipal Bond Fund                  0             0        10,957         8,023
Real Return Bond Fund            688,938       446,634       147,408        28,564
Short Duration
  Municipal Income Fund                0             0        28,389        17,860
Short-Term Fund                   54,571        58,790       298,186       132,990
StocksPLUS Fund                  658,594       580,578       753,342       454,667
Strategic Balanced Fund          201,324       163,287        83,174        32,490
Total Return Fund             56,671,088    70,114,485    35,320,326     9,011,674
Total Return Mortgage Fund        57,938        46,191           468        12,121

March 31, 2000

5. Shares of Beneficial Interest
The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (shares and amounts in thousands):

                                                  California
                                                 Intermediate
                                                  Municipal
                                                  Bond Fund                         Foreign Bond Fund
                                           ------------------------  -------------------------------------------------
                                                  Period from             Year Ended                   Year Ended
                                           01/31/2000 to 03/31/2000       03/31/2000                   03/31/1999
                                               Shares     Amount      Shares        Amount        Shares        Amount
                                           ------------------------  -------------------------------------------------
Receipts for shares sold
  Class D                                          1   $      10         785   $     8,012           862   $     9,232
  Other Classes                                1,075      10,729      24,699       251,525        32,615       350,670
Shares issued in reorganization
  Class D                                          0           0           0             0             0             0
  Other Classes                                    0           0           0             0             0             0
Issued as reinvestment of distributions
  Class D                                          0           0          69           698            31           331
  Other Classes                                   10         103       3,422        34,688         3,143        33,550
Cost of shares redeemed
  Class D                                          0           0        (662)       (6,691)          (92)         (980)
  Other Classes                                  (68)       (675)    (32,310)     (328,315)      (18,190)     (194,707)

Net increase resulting from Fund share
 transactions                                  1,018   $  10,167      (3,997)  $   (40,083)       18,369   $   198,096


                                                             High Yield Fund
                                           --------------------------------------------------
                                                   Year Ended                 Year Ended
                                                   03/31/2000                 03/31/1999
                                             Shares         Amount       Shares        Amount
                                           --------------------------------------------------
Receipts for shares sold
  Class D                                     2,194 $       23,790          940   $    10,561
  Other Classes                             189,148      2,050,531      174,542     1,978,791
Shares issued in reorganization
  Class D                                         0              0            0             0
  Other Classes                                   0              0            0             0
Issued as reinvestment of distributions
  Class D                                       142          1,515           17           189
  Other Classes                              22,334        240,203       15,179       172,090
Cost of shares redeemed
  Class D                                      (835)        (8,901)        (150)       (1,705)
  Other Classes                            (189,837)    (2,025,795)     (93,220)   (1,052,728)

Net increase resulting from Fund share
 transactions                                23,146    $   281,343       97,308   $ 1,107,198

                                                 Short Duration
                                                    Municipal
                                                   Income Fund                          Short-Term Fund
                                            ------------------------    -----------------------------------------------
                                                   Period from                 Year Ended                Year Ended
                                            01/31/2000 to 03/31/2000           03/31/2000                03/31/1999
                                              Shares        Amount      Shares             Amount    Shares      Amount
                                            ------------------------    -----------------------------------------------
Receipts for shares sold
  Class D                                          1    $      10             462  $        4,614       253  $    2,535
  Other Classes                                1,050       10,500         135,826       1,354,008   103,825   1,042,572
Shares issued in reorganization
  Class D                                          0            0               0               0         0           0
  Other Classes                                    0            0               0               0         0           0
Issued as reinvestment of distributions
  Class D                                          0            0              20             195         3          34
  Other Classes                                   24          241           2,701          26,908     1,990      19,324
Cost of shares redeemed
  Class D                                          0            0            (371)         (3,698)      (29)       (294)
  Other Classes                                    0            0        (127,382)     (1,269,938)  (66,907)   (671,328)
Net increase resulting from Fund share
 transactions                                  1,075    $  10,751          11,256  $      112,089    39,135  $  392,843


                                                                 StocksPLUS Fund
                                                 ------------------------------------------------
                                                       Year Ended                Year Ended
                                                       03/31/2000                03/31/1999
                                                 Shares        Amount        Shares        Amount
                                                 ------------------------------------------------
Receipts for shares sold
  Class D                                           178   $     2,553           140   $     1,948
  Other Classes                                  55,051       792,443        49,802       694,938
Shares issued in reorganization
  Class D                                             0             0             0             0
  Other Classes                                       0             0             0             0
Issued as reinvestment of distributions
  Class D                                            38           534            11           159
  Other Classes                                  17,123       239,951         8,515       115,895
Cost of shares redeemed
  Class D                                          (103)       (1,416)          (31)         (430)
  Other Classes                                 (49,851)     (708,774)      (22,436)     (314,432)
Net increase resulting from Fund share
 transactions                                    22,436   $   325,291        36,001  $    498,078

6. Transactions in Written Call and Put Options
Transactions in written call and put options were as follows (amounts in thousands):

                                                                                               Strategic
                                         Foreign           Low          Real    StocksPLUS      Balanced        Total
                                       Bond Fund Duration Fund   Return Fund     Term Fund          Fund  Return Fund
                                       --------------------------------------------------------------------------------
                                                                            Premium
-----------------------------------------------------------------------------------------------------------------------
Balance at 03/31/1999                  $     126     $   1,830     $       0     $      53     $      21     $  35,106
Sales                                      1,403         9,716             5        10,501         2,808       130,952
Closing Buys                                (264)        1,153             0         4,794        (1,166)      (21,392)
Expirations                                 (745)       (4,246)           (5)      (13,276)         (868)     (106,510)
Exercised                                    (47)       (4,580)            0          (841)         (103)       (6,434)
Balance at 03/31/2000                  $     473     $   3,873     $       0     $   1,231     $     692     $  31,722

                                  Low Duration Fund                                           Municipal Bond Fund
                   ----------------------------------------------------        ----------------------------------------------------

                         Year Ended                    Year Ended                    Year Ended                    Year Ended
                         03/31/2000                    03/31/1999                    03/31/2000                    03/31/1999
                    Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
                   ----------------------------------------------------        ----------------------------------------------------

                       968    $     9,569            690    $     7,014            251    $     2,373             33    $       340
                   349,686      3,465,383        301,301      3,064,922          2,204         21,145          2,000         17,943
                         0              0              0              0              0              0              0              0
                         0              0              0              0              0              0          4,716         47,296
                        55            544             15            153              2             18              1              6
                    22,786        225,453         19,745        200,834            169          1,620            114          1,155
                      (438)        (4,329)           (64)          (644)          (161)        (1,512)           (10)          (105)

                  (349,184)    (3,454,487)      (233,512)    (2,374,959)        (2,700)       (25,741)        (1,370)       (13,927)

                    23,873    $   242,133         88,175    $   897,320           (235)   $    (2,097)         5,484    $    52,708

        New York
      Intermediate
        Municipal
        Bond Fund                            Real Return Fund                                       Convertible Fund
------------------------   ------------------------------------------------------------         ------------------------
        Period from                    Year Ended                     Year Ended                       Period from
01/31/2000 to 03/31/2000               03/31/2000                     03/31/1999                01/31/2000 to 03/31/2000
    Shares        Amount         Shares          Amount        Shares            Amount          Shares          Amount
------------------------   ------------------------------------------------------------         ------------------------
         1     $      10          1,714       $  16,706              19        $    186               1       $      10
       301         3,010         24,213         236,282           2,499          24,583          14,353         190,493
         0             0              0               0               0               0               0               0
         0             0              0               0               0               0               0               0
         0             0             33             319               1               7               0               0
         8            76            563           5,502              60             600             145           2,104
         0             0           (197)         (1,910)              0              (1)              0               0
         0             0         (1,964)        (19,148)           (515)         (5,058)         (2,824)        (42,473)
       310     $   3,096         24,362       $ 237,751           2,064        $ 20,317          11,675       $ 150,134

                                   Strategic Balanced Fund                                       Total Return Fund
                    ---------------------------------------------------      ------------------------------------------------------

                          Year Ended                    Year Ended                   Year Ended                    Year Ended
                          03/31/2000                    03/31/1999                   03/31/2000                    03/31/1999
                    Shares         Amount         Shares         Amount         Shares         Amount         Shares         Amount
                    ---------------------------------------------------      ------------------------------------------------------

                         9   $        124             13   $        164          7,143   $     71,612          3,508   $     37,112
                     1,650         21,377          4,322         55,153      1,337,995     13,430,759      1,187,386     12,657,649
                         0              0              0              0              0              0              0              0
                     5,137         66,780              0              0              0              0              0              0
                         1             15              1             14            332          3,317             90            944
                       715          9,186            322          4,030        140,752      1,410,633        171,980      1,827,187
                       (11)          (141)             0             (6)        (2,759)       (27,553)          (235)        (2,472)

                    (3,062)       (39,025)           (50)          (640)      (838,481)    (8,391,495)      (545,162)    (5,822,931)

                     4,439   $     58,316          4,608   $     58,715        644,982   $  6,497,273        817,567   $  8,697,489

                                  Total Return Mortgage Fund                               Emerging Markets Bond Fund
                     --------------------------------------------------         ---------------------------------------------------

                           Year Ended                   Year Ended                   Year Ended                    Year Ended
                           03/31/2000                   03/31/1999                   03/31/2000                    03/31/1999
                     Shares         Amount         Shares        Amount         Shares         Amount         Shares         Amount
                     --------------------------------------------------         ---------------------------------------------------

                         18       $    176             17      $    178              1       $     10              0       $      0
                          5             51             31           313          5,669         43,459            239          1,854
                          0              0              0             0              0              0              0              0
                          0              0              0             0              0              0              0              0
                          1              5              1             7              0              0              0              0
                         24            235             24           249            234          1,876             59            450
                        (21)          (212)             0             0              0              0              0              0
                        (34)          (342)             0            (1)        (3,278)       (25,312)          (150)        (1,135)

                         (7)      $    (87)            73      $    746          2,626       $ 20,033            148       $  1,169

7. Reorganization
The Acquiring Fund, as listed below, acquired the assets and certain liabilities of the Acquired Fund, also listed below, in a tax-free exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders (amounts in thousands):

                                                                                                                    Total   Acquired
                                                                  Shares      Value of  Total Net  Total Net   Net Assets     Fund's
                                                               Issued by Shares Issued  Assets of  Assets of of Acquiring Unrealized
                                                               Acquiring  by Acquiring   Acquired  Acquiring   Fund After  (Depreci-
Acquiring Fund                   Acquired Fund(s)        Date      Fund           Fund       Fund       Fund  Acquisition     ation)
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Municipal Bond Fund   PIMCO Tax Exempt Fund  06/26/1998     4,716       $ 47,296   $ 47,296   $  4,295  $    51,591  $  2,335

PIMCO Strategic Balanced
 Fund                         PIMCO Balanced Fund  09/17/1999     5,137       $ 66,780   $ 66,780   $105,993  $   172,774  $    (45)


March 31, 2000

8. Federal Income Tax Matters
As of March 31, 2000, the Funds listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

     Additionally, the California Intermediate Municipal Bond, High Yield, Low Duration, Municipal Bond, New York Intermediate Municipal Bond, Real Return, Short Duration Municipal Income, Short-Term, Total Return, and Total Return Mortgage Funds realized capital losses and/or foreign currency losses during the period November 1, 1999 through March 31, 2000 which the Fund elected to defer to the following fiscal year pursuant to income tax regulations. The amounts are $12,205, $43,449,654, $17,470,237, $526,178, $10,244, $342,135, $22,082,
$1,382,953, $243,968,849, and $5,145, respectively.

     Each Fund will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.


                                                        Capital Loss Carryforwards
                                          ------------------------------------------------------
                                          Realized Losses       Acquired Losses       Expiration
Foreign Bond Fund                         $    10,316,442       $             0       03/31/2008
High Yield Fund                                39,492,722                     0       03/31/2008
High Yield Fund                                         0            48,559,227       03/31/2002

Low Duration Fund                              42,174,597                     0       03/31/2008

Municipal Bond Fund                               391,768                     0       03/31/2008
Municipal Bond Fund                                 5,734                     0       03/31/2007

Short Duration Municipal Income Fund                2,501                     0       03/31/2008

Short-Term Fund                                   412,413                     0       03/31/2008
Short-Term Fund                                   109,956                     0       03/31/2007

Total Return Fund                             750,096,993                     0       03/31/2008

Total Return Mortgage Fund                          1,080                     0       03/31/2008

9. Line of Credit
Effective December 30, 1999, the funds, along with certain other funds managed by PIMCO, entered into an unsecured $100,000,000 bank line of credit agreement with State Street Bank & Trust Company. Borrowings under the agreement bear interest at the Fed Funds plus 50 basis points or the Base Rate, which is typically the Prime Rate. The funds may borrow money solely for temporary purposes to fund shareholder redemptions. The funds did not borrow from the line during the period December 30, 1999 through March 31, 2000.

10. Acquisition by Allianz A.G.
On October 31, 1999 PIMCO Advisors L.P. and related companies entered into an Implementation and Merger Agreement with Allianz of America, Inc. Pursuant to the merger agreement, Allianz A.G., as the ultimate parent of Allianz of America, Inc., would acquire a majority ownership (approximately 70%) of PIMCO Advisors L.P. The consummation of the transaction is subject to certain consents and approvals. The transaction closed on May 5, 2000.

11. In-Kind Transactions
For the period ended March 31, 2000, the following fund realized loss from in-kind redemptions of approximately (amount in thousands):

Total Return                                                          $   1,063

Report of Independent Accountants

To the Trustees and the Class D Shareholders of the PIMCO Funds:
Pacific Investment Management Series

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations, changes in net assets and of cash flows and the financial highlights for the Class D shares present fairly, in all material respects, the financial position of the California Intermediate Municipal Bond Fund, Convertible Fund, Emerging Markets Bond Fund, Foreign Bond Fund, High Yield Fund, Low Duration Fund, Municipal Bond Fund, New York Intermediate Municipal Bond Fund, Real Return Bond Fund, Short Duration Municipal Income Fund, Short-Term Fund, StocksPLUS Fund, Strategic Balanced Fund, Total Return Fund, and Total Return Mortgage Fund (hereafter referred to as the "Funds") at March 31, 2000, the results of each of their operations, the changes in each of their net assets and cash flows for the Foreign Bond Fund and Real Return Bond Fund and the financial highlights for the Class D shares for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2000

Federal Income Tax Information (unaudited)


As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Trust's fiscal year end (March 31, 2000) regarding the status of the dividend received deduction for corporations.

Dividend Received Deduction. Corporate shareholders are generally entitled to take the dividend received deduction on the portion of a Fund's dividend distribution that qualifies under tax law. The percentage of the following Fund's fiscal 2000 ordinary income dividends that qualifies for the corporate dividend received deduction is set forth below:

High Yield Fund                         1.42%
Low Duration Fund                       2.80%
StocksPLUS Fund                         0.10%
Strategic Balanced Fund                 0.11%
Total Return Fund                       0.26%

For the benefit of shareholders of the California Intermediate Municipal Bond, Municipal Bond, and New York Intermediate Municipal Bond Funds, this is to inform you that 99.93%, 100.00% and 99.96%, respectively, of the dividends paid by the Funds during its fiscal year qualify as exempt-interest dividends. Shareholders are advised to consult their own tax advisor with respect to the tax consequences of their investment in the Trust. In January 2001, you will be advised on IRS Form 1099-DIV as to the federal tax status of the dividends and distributions received by you in calendar year 2000.

PIMCO Funds: Pacific Investment Management Series


--------------------------------------------------------------------------------
Manager                 Pacific Investment Management Company, 840 Newport
                        Center Drive, Suite 300, Newport Beach, CA 92660
--------------------------------------------------------------------------------
Distributor             PIMCO Funds Distributors LLC, 2187 Atlantic Street,
                        Stamford, CT 06902
--------------------------------------------------------------------------------
Custodian               State Street Bank & Trust Company, 801 Pennsylvania,
                        Kansas City, MO 64105
--------------------------------------------------------------------------------
Shareholder             PFPC Global Fund Services, Inc., P.O. Box 9688,
Servicing Agent and     Providence, RI 02940-9688
Transfer Agent
--------------------------------------------------------------------------------
Independent             PricewaterhouseCoopers LLP, 1055 Broadway, Kansas City,
Accountant              MO, 64105
--------------------------------------------------------------------------------
Legal Counsel           Dechert Price &Rhoads, 1775 Eye Street, Washington, DC,
                        20006
--------------------------------------------------------------------------------
For Account             For PIMCO Funds account information contact your
Information             financial advisor, or if you receive account statements
                        directly from PIMCO Funds, you can also call
                        1-800-426-0107. Telephone representatives are available
                        Monday-Friday 8:30 am to 8:00 pm Eastern Time.

Unique Investment Insight Delivered to Your Desktop

[GRAPHIC]

You can now access the investment insights of PIMCO fund managers by subscribing to one or more of our free online newsletters. Choose from the following:

 . Investment Outlook--Bill Gross, manager of America's largest bond fund, is
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Gross's Investment Outlook is highly anticipated by Wall Street insiders and investors alike.

 . Innovation--An informative technology newsletter from Dennis McKechnie, manager of PIMCO Innovation and PIMCO Global Innovation Funds. Looks at themes developing in this fast-moving sector and examines the industries and companies powering its growth.

 . Fed Focus--Paul McCulley, manager of PIMCO Short-Term Fund, shares his insights into Federal Reserve strategy and its effects on the economy and the bond markets. Bill Gross has described Mr. McCulley's knowledge of the Fed as "legendary."

 . Emerging Markets Watch--A regular look at emerging market countries, the state of their economies and the implications for bond investors. Written by Mohamed El-Erian, manager of PIMCO Emerging Markets Bond Fund and formerly Deputy Director of the International Monetary Fund.

 . Global Markets Watch--Lee Thomas, manager of PIMCO Global Bond Fund II and PIMCO Foreign Bond Fund, scans the globe to identify key issues affecting international economies and their bond markets.

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                                                                      PZ035.4/00




[LOGO OF PIMCO FUNDS]




PIMCO Funds
Distributors LLC

2187 Atlantic Street
Stamford, CT 06902

                                                           [LOGO OF PIMCO FUNDS]


                                                PRIVATE ACCOUNT PORTFOLIO SERIES

                                                                   ANNUAL REPORT
                                                                  March 31, 2000

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

Chairman's Letter

Dear PIMCO Funds Shareholder:

We are pleased to present you with the first annual report for the Private Account Portfolio Series, the separate portfolios of the PIMCO Funds: Pacific Investment Management Series. The period was an exciting one for the Private Account Portfolio Series, which grew to more than $3 billion in assets through the fiscal year-ended March 31, 2000.

The Private Account Portfolio Series offered five fixed income portfolios during the fiscal period. Pacific Investment Management Company acts as the Investment Adviser and Administrator to the Portfolios. Founded in 1971, Pacific Investment currently manages $193 billion on behalf of mutual fund and institutional clients located around the world. In the period since the end of the fiscal year, the range of investment options available to investors was broadened as the Real Return Bond and Short-Term Portfolios commenced operations.

Most bond sectors reacted negatively to the continued strength of the economy and to rising interest rates during 1999. U.S. Treasury yields increased across the maturity spectrum during the last three quarters of calendar 1999 with the yield on the benchmark 30-year Treasury increasing by 0.86% to finish the year at 6.48%. These increases came as robust economic expansion in the U.S. and accelerating growth in Europe and Asia boosted demand for capital worldwide and caused inflation to rise from lows reached in the previous year.

However, the short and the long ends of the Treasury market diverged during the first quarter of 2000. Short-term Treasury yields rose as much as 0.57% in anticipation of more tightening by the Federal Reserve. In marked contrast, the 30-year Treasury yield fell 0.64%, closing the first quarter at 5.84%, as investors grew concerned that the U.S. government's debt buyback would create a scarcity of long-term Treasuries. Yields on mortgages and corporate bonds did not fall in line with long-term Treasuries, which caused yield premiums on non-Treasury sectors to widen.

Major central banks began hiking rates in the second half of 1999 as global economic growth improved and prospects for inflation increased. In an effort to temper the high-flying U.S. economy and combat the prospect of rising inflation, the Federal Reserve raised the fed funds rate on five separate occasions to finish the fiscal year ended March 31, 2000 at 6.00%. In a press release accompanying the most recent action on March 21, 2000, the Fed suggested that more rate hikes are in the offing because "increases in demand will continue to exceed the growth in potential supply, which could foster inflationary imbalances that would undermine the record economic expansion."

Those "imbalances" include the record U.S. trade deficit, high corporate and individual debt levels and tight labor markets. Strong equity and housing markets also represent a potential threat because they create a wealth effect that fuels consumer demand. Still, actual inflation remained relatively subdued during the period. While effects of increased energy prices showed up in higher headline consumer price inflation, the core rate outside of energy and food costs was little changed.

On the following pages you will find specific details as to each Portfolio's composition and total return investment performance including a discussion of those factors that affected investment performance.

We appreciate the trust you have placed in us through your investments, and we will focus our efforts to meet your investment needs. If you have any questions regarding your PIMCO Funds investment, please contact your account manager, or call one of our shareholder associates at 1-800-927-4648. We also invite you to visit our Web site at www.pimco.com.

Sincerely,

/s/ Brent R. Harris

Brent R. Harris
Chairman of the Board

May 1, 2000
                                                            2000 Annual Report 1

Corporate Update

Allianz AG

On May 5, 2000, Allianz AG completed the acquisition of approximately 70% of the outstanding partnership interests in PIMCO Advisors L.P. ("PIMCO Advisors"), of which PIMCO is a subsidiary partnership. As a result of this transaction, PIMCO Advisors, and its subsidiaries, are now controlled by Allianz AG, a leading provider of financial services, particularly in Europe. PIMCO remains operationally independent, continues to operate under its existing name, and now leads the global fixed income investment efforts of Allianz AG. Key employees at each of PIMCO Advisors' investment units, including PIMCO's Bill Gross, have signed long-term employment contracts and have significant profit-sharing and retention arrangements to ensure continuity of the investment process and staff. With the addition of PIMCO Advisors, the Allianz Group manages assets of approximately $650 billion, including more than 300 mutual funds for retail and institutional clients around the world.

2 PIMCO Funds

PIMCO U.S. Government Sector Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management.

Portfolio:
Primarily U.S. Government Securities or securities that provide exposure to the U.S. Government Securities sector. The Portfolio may invest only in investment grade securities.

Duration:
9.1 years

Total Net Assets:
$311.6 million


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

                                    [GRAPH]

             U.S. Treasury Obligations                   59.8%
             Corporate Bonds and Notes                   19.3%
             Short-Term Instruments                       7.4%
             U.S. Government Agencies                     6.2%
             Other                                        7.3%

Quality Breakdown:*

                                    [GRAPH]

                    AAA                              89.2%
                     AA                               3.2%
                      A                               5.8%
                    BBB                               1.8%

*% of Total Investments as of March 31, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 1/31/2000. The total return performance since inception was 6.61%.

--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The U.S. Government Sector Portfolio's investment objective is to seek maximum total return, consistent with prudent investment management.
 .    The Portfolio normally invests at least 65% of its assets in a portfolio of
     U.S. government securities of varying maturities, which may be represented by certain derivative instruments.
 .    The U.S. Government Sector Portfolio had a total return of 6.61% since inception on January 31, 2000 through March 31, 2000.
 .    Emphasis on longer maturities was positive as long-term Treasuries rallied and the yield curve inverted.
 .    Premium income generated from written options added modestly to performance despite heightened interest rate volatility.

                                                            2000 Annual Report 3

PIMCO Mortgage Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with
prudent investment management.

Portfolio:
Primarily mortgage-related securities. The
Portfolio may invest only in investment
grade securities.

Duration:
4.8 years

Total Net Assets:
$985.6 million


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

                                    [GRAPH]

                      Mortgage-Backed
                      Securities                    82.4%
                      Corporate Bonds
                      and Notes                      8.1%
                      Asset-Backed
                      Securities                     6.3%
                      Other                          3.2%

Quality Breakdown:*

                                    [GRAPH]

                    AAA                              90.3%
                     AA                               1.9%
                      A                               5.3%
                    BBB                               2.5%

*% of Total Investments as of March 31, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 1/31/2000. The total return performance since inception was 3.21%.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The PIMCO Private Mortgage Portfolio's objective is to seek maximum total return, consistent with prudent investment management.
 .    The Portfolio normally invests at least 65% of its assets in a portfolio of mortgage fixed income securities of varying maturities, which may be represented by certain derivative instruments.
 .    The PIMCO Private Mortgage Portfolio was established during the first quarter of 2000.
 .    The Portfolio's total return investment performance since inception on
     January 31, 2000 through March 31, 2000 was 3.21%.

4  PIMCO Funds

PIMCO Investment Grade Corporate Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with
prudent investment management.

Portfolio:
Primarily corporate fixed income securities.
The Portfolio may invest only in investment grade securities.

Duration:
3.9 years

Total Net Assets:
$316.3 million


--------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
--------------------------------------------------------------------------------

Sector Breakdown:*

                                    [GRAPH]

                    Corporate Bonds
                    and Notes                        90.0%
                    Other                            10.0%

Quality Breakdown:*

                                    [GRAPH]

                    AAA                               1.8%
                     AA                              11.4%
                      A                              37.6%
                    BBB                              48.9%
                     BB                               0.3%

*% of Total Investments as of March 31, 2000

Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The Portfolio commenced operations on 1/26/2000. The total return performance since inception was 2.11%.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    The Investment Grade Corporate Portfolio's investment objective is to seek maximum total return, consistent with prudent investment management.

 .    The Portfolio normally invests at least 65% of its assets in a portfolio of corporate fixed income securities of varying maturities, which may be represented by certain derivative instruments.

 .    The Investment Grade Corporate Portfolio was established during the first quarter of 2000 and recorded a 2.11% total return for the two-month period ended March 31, 2000.

 .    During the month of March, the Fund was in the initial funding stage where industry and quality diversification, along with relative value decisions were used to select initial security positions.

 .    A focus on BBB rated issues detracted from performance in March as higher quality securities outperformed lower quality issues.

                                                            2000 Annual Report 5

PIMCO International Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with
prudent investment management.

Portfolio:
Primarily investment grade, hedged, fixed income instruments of non-U.S. issuers.

Duration:
4.2 years

Total net assets:
$1.1 billion

Country Allocation:*

                                    [GRAPH]

                    United States                    46.9%
                    United Kingdom                    7.9%
                    Supranational                     5.3%
                    Germany                           4.7%
                    Australia                         4.3%
                    Portugal                          4.2%
                    Greece                            3.9%
                    Italy                             2.7%
                    South Korea                       2.0%
                    New Zealand                       1.9%
                    Short-Term
                    Instruments                       9.2%
                    Other                             7.0%

Quality Breakdown:*

[GRAPH]

                    AAA                              55.1%
                     AA                              19.6%
                      A                              10.2%
                    BBB                              15.1%


*% of Total Investments as of March 31, 2000


--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2000


                             International     Salomon                          Salomon Bros.         Lehman
                             Portfolio         3-Month         J.P. Morgan      World Govt.           Brothers
                             (Incep.           Treasury Bill   Non-U.S. Index   Bond Index            Aggregate
                             12/13/1989)       Index           (Hedged)         Currency Hedged)      Bond Index
-----------------------------------------------------------------------------------------------------------------
1 Year                           -0.67%             4.99%            2.94%               3.49%           1.87%
3 Years*                          5.39%             5.04%            8.85%               8.50%           6.70%
5 Year*                           9.31%             5.19%           10.66%              10.09%           7.14%
Since Inception*                  8.07%               --                --                 --              --
* Annualized

                                    [GRAPH]

CUMULATIVE RETURNS THROUGH MARCH 31, 2000
$5,000,000 invested at inception

                                         Salomon
                                         3 Month         Salomon Bros                            J.P. Morgan
                         International   Treasury Bill   World Gov't      Lehman Brothers        Non-U.S. Index
                         Portfolio       Index           Bond Index       Aggregate Bond Index   (Hedged)
---------------------------------------------------------------------------------------------------------------
      12/31/1989             5,000,000       5,000,000      5,000,000                5,000,000        5,000,000
      1/31/1990              4,944,945       5,033,000      4,900,984                4,940,584        4,894,002
      2/28/1990              4,859,860       5,063,192      4,827,959                4,956,571        4,822,549
      3/31/1990              4,924,925       5,097,117      4,825,552                4,960,222        4,826,888
      4/30/1990              4,894,711       5,130,239      4,821,681                4,914,778        4,824,957
      5/31/1990              4,980,318       5,165,123      4,942,718                5,060,297        4,945,583
      6/30/1990              5,060,889       5,198,699      4,968,415                5,141,490        4,971,299
      7/31/1990              5,189,338       5,233,007      4,987,802                5,212,613        4,995,162
      8/31/1990              5,101,993       5,267,019      4,920,469                5,143,001        4,923,731
      9/30/1990              5,096,855       5,299,147      4,892,917                5,185,549        4,900,097
      10/31/1990             5,191,047       5,332,008      5,033,341                5,251,385        5,035,831
      11/30/1990             5,295,705       5,363,473      5,115,898                5,364,426        5,113,886
      12/31/1990             5,353,791       5,398,336      5,167,065                5,448,011        5,164,511
      1/31/1991              5,461,621       5,429,107      5,265,238                5,515,358        5,262,640
      2/28/1991              5,537,103       5,455,710      5,342,635                5,562,437        5,343,157
      3/31/1991              5,493,971       5,484,079      5,345,843                5,600,705        5,351,704
      4/30/1991              5,571,350       5,510,402      5,372,037                5,661,380        5,390,773
      5/31/1991              5,598,986       5,536,853      5,403,733                5,694,486        5,432,283
      6/30/1991              5,576,878       5,562,322      5,374,552                5,691,591        5,392,084
      7/31/1991              5,627,372       5,589,022      5,423,461                5,770,519        5,422,820
      8/31/1991              5,756,415       5,615,290      5,493,423                5,895,393        5,504,703
      9/30/1991              5,868,626       5,639,998      5,582,966                6,014,854        5,585,071
      10/31/1991             5,919,955       5,664,813      5,622,605                6,081,823        5,629,192
      11/30/1991             5,937,064       5,687,473      5,640,596                6,137,588        5,634,259
      12/31/1991             6,117,563       5,708,517      5,741,001                6,319,864        5,727,223
      1/31/1992              6,123,555       5,728,497      5,789,224                6,233,887        5,781,061
      2/29/1992              6,153,514       5,746,254      5,808,328                6,274,421        5,800,139
      3/31/1992              6,096,592       5,765,791      5,775,221                6,239,048        5,758,379
      4/30/1992              6,127,014       5,784,243      5,793,124                6,284,114        5,783,140
      5/31/1992              6,212,196       5,803,330      5,855,689                6,402,694        5,836,343
      6/30/1992              6,193,943       5,820,740      5,879,698                6,490,811        5,828,173
      7/31/1992              6,193,943       5,838,203      5,920,856                6,623,238        5,809,522
      8/31/1992              6,193,943       5,854,550      5,939,803                6,690,332        5,810,685
      9/30/1992              6,298,508       5,869,185      6,037,215                6,769,637        5,890,873
      10/31/1992             6,465,397       5,883,857      6,136,225                6,679,884        6,010,455
      11/30/1992             6,465,397       5,898,566      6,128,249                6,681,395        6,001,441
      12/31/1992             6,545,751       5,914,493      6,190,758                6,787,638        6,069,258
      1/31/1993              6,570,432       5,930,462      6,252,048                6,917,800        6,124,490
      2/28/1993              6,704,914       5,944,102      6,386,467                7,038,897        6,235,345
      3/31/1993              6,743,338       5,958,963      6,366,030                7,068,228        6,239,086
      4/30/1993              6,717,722       5,973,263      6,350,114                7,117,447        6,239,709
      5/31/1993              6,763,200       5,988,197      6,361,544                7,126,511        6,274,653
      6/30/1993              6,912,627       6,003,167      6,470,328                7,255,665        6,402,655
      7/31/1993              6,997,086       6,018,776      6,542,794                7,296,702        6,474,365
      8/31/1993              7,128,240       6,034,425      6,662,527                7,424,597        6,609,031
      9/30/1993              7,141,356       6,049,511      6,719,825                7,444,990        6,637,449
      10/31/1993             7,252,837       6,065,240      6,806,510                7,472,810        6,725,728
      11/30/1993             7,292,542       6,080,402      6,890,230                7,409,240        6,772,807
      12/31/1993             7,480,184       6,096,212      7,002,540                7,449,396        6,913,004
      1/31/1994              7,466,522       6,112,061      6,923,412                7,549,975        6,878,440
      2/28/1994              7,271,176       6,126,730      6,796,715                7,418,807        6,723,674
      3/31/1994              7,184,356       6,143,884      6,746,420                7,235,901        6,662,489
      4/30/1994              7,133,711       6,162,315      6,711,339                7,178,122        6,615,184
      5/31/1994              6,943,674       6,182,650      6,671,742                7,177,115        6,541,754
      6/30/1994              6,768,255       6,203,672      6,605,690                7,161,254        6,475,028
      7/31/1994              6,804,801       6,226,004      6,669,764                7,303,499        6,517,762
      8/31/1994              6,723,527       6,249,040      6,615,738                7,312,563        6,455,193
      9/30/1994              6,686,585       6,272,161      6,626,323                7,204,935        6,461,002
      10/31/1994             6,716,139       6,297,877      6,641,563                7,198,515        6,486,200
      11/30/1994             6,775,247       6,324,328      6,733,217                7,182,528        6,577,654
      12/31/1994             6,768,742       6,353,419      6,742,644                7,232,125        6,562,527
      1/31/1995              6,845,010       6,382,645      6,814,791                7,375,252        6,634,060
      2/28/1995              6,940,344       6,410,729      6,919,737                7,550,604        6,719,640
      3/31/1995              7,092,879       6,442,142      7,113,491                7,596,928        6,856,718
      4/30/1995              7,226,348       6,473,064      7,225,173                7,703,046        6,965,740
      5/31/1995              7,283,548       6,504,783      7,465,048                8,001,133        7,194,219
      6/30/1995              7,216,814       6,535,355      7,458,328                8,059,794        7,170,476
      7/31/1995              7,359,816       6,566,724      7,530,674                8,041,793        7,260,826
      8/31/1995              7,512,351       6,597,588      7,572,092                8,138,847        7,323,992
      9/30/1995              7,579,085       6,627,277      7,709,146                8,218,026        7,439,711
      10/31/1995             7,741,153       6,657,763      7,789,322                8,324,899        7,523,038
      11/30/1995             8,028,929       6,687,056      7,953,677                8,449,648        7,687,792
      12/31/1995             8,172,816       6,717,817      7,999,014                8,568,228        7,759,288
      1/31/1996              8,323,303       6,748,047      8,066,205                8,625,126        7,853,176
      2/29/1996              8,071,081       6,775,714      7,968,604                8,475,201        7,760,509
      3/31/1996              8,162,452       6,804,172      8,061,039                8,416,289        7,824,921
      4/30/1996              8,314,737       6,832,069      8,102,151                8,368,958        7,918,820
      5/31/1996              8,294,432       6,861,446      8,165,347                8,351,964        7,972,668
      6/30/1996              8,406,606       6,890,266      8,224,955                8,464,124        8,038,841
      7/31/1996              8,518,966       6,919,893      8,289,930                8,487,286        8,099,132
      8/31/1996              8,682,399       6,950,341      8,414,282                8,473,061        8,206,850
      9/30/1996              8,938,478       6,980,228      8,547,224                8,620,720        8,381,658
      10/31/1996             9,277,524       7,010,940      8,690,820                8,811,682        8,519,953
      11/30/1996             9,585,748       7,040,387      8,836,826                8,962,613        8,690,353
      12/31/1996             9,541,698       7,070,659      8,831,524                8,879,280        8,702,521
      1/31/1997              9,589,950       7,101,064      8,948,098                8,906,470        8,811,304
      2/28/1997              9,650,264       7,128,758      9,032,213                8,928,625        8,867,695
      3/31/1997              9,456,645       7,160,124      9,006,922                8,829,683        8,820,698
      4/30/1997              9,529,482       7,190,913      9,099,692                8,961,858        8,915,963
      5/31/1997              9,711,574       7,222,552      9,149,740                9,046,576        8,962,325
      6/30/1997              9,917,871       7,252,888      9,293,391                9,153,953        9,114,683
      7/31/1997             10,149,939       7,284,075      9,445,802                9,400,806        9,259,609
      8/31/1997             10,027,798       7,315,396      9,476,973                9,320,619        9,270,720
      9/30/1997             10,224,042       7,346,122      9,619,128                9,458,082        9,434,811
      10/31/1997            10,088,868       7,378,443      9,738,405                9,595,292        9,495,192
      11/30/1997            10,150,311       7,409,434      9,786,124                9,639,476        9,563,560
      12/31/1997            10,134,127       7,441,296      9,895,728                9,736,531        9,687,886
      1/31/1998             10,367,431       7,474,038     10,011,508                9,861,531        9,816,715
      2/28/1998             10,323,686       7,503,933     10,098,609                9,853,663        9,904,106
      3/31/1998             10,542,817       7,536,951     10,189,496                9,887,966        9,992,250
      4/30/1998             10,601,551       7,568,601     10,254,708                9,939,577       10,043,212
      5/31/1998             10,807,121       7,601,151     10,404,426               10,033,862       10,180,804
      6/30/1998             10,940,178       7,632,316     10,469,973               10,118,958       10,224,581
      7/31/1998             10,940,178       7,664,371     10,530,700               10,140,483       10,319,668
      8/31/1998             10,688,849       7,697,328     10,772,908               10,305,514       10,522,966
      9/30/1998             10,956,920       7,728,887     11,053,001               10,546,828       10,772,362
      10/31/1998            10,778,275       7,759,803     11,032,001               10,491,062       10,756,203
      11/30/1998            10,867,598       7,788,514     11,084,954               10,550,604       10,872,370
      12/31/1998            11,270,457       7,817,332     11,026,205               10,582,326       10,859,322
      1/31/1999             11,396,384       7,846,256     11,134,263               10,657,855       10,993,977
      2/28/1999             11,097,307       7,872,934     11,003,991               10,471,803       10,920,319
      3/31/1999             11,144,530       7,902,850     11,115,130               10,529,834       11,050,270
      4/30/1999             11,160,271       7,932,091     11,215,167               10,563,192       11,190,608
      5/31/1999             10,939,899       7,962,233     11,169,185               10,470,670       11,144,727
      6/30/1999             10,924,617       7,991,692     11,044,089               10,437,311       10,971,984
      7/31/1999             10,908,762       8,022,861     11,046,297               10,392,875       10,943,457
      8/31/1999             10,861,194       8,054,953     11,065,079               10,387,691       10,963,155
      9/30/1999             10,988,621       8,086,366     11,139,214               10,508,182       11,004,817
      10/31/1999            10,972,649       8,119,521     11,162,605               10,546,954       11,031,228
      11/30/1999            10,924,733       8,151,998     11,193,861               10,546,198       11,095,206
      12/31/1999            11,003,998       8,187,053     11,211,771               10,495,342       11,128,492
      1/31/2000             10,938,693       8,223,076     11,229,711               10,460,977       11,129,607
      2/29/2000             10,922,366       8,258,434     11,333,023               10,587,487       11,211,964
      3/31/2000             11,069,547       8,297,248     11,503,019               10,726,964       11,375,657

Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 1/01/1990, the first full month following the Portfolio's inception on 12/13/1989, compared to the Salomon 3-Month Treasury Bill Index, the J.P. Morgan Non-U.S. Index (Hedged), the Salomon Brothers World Government Bond Index (Currency Hedged) and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. Foreign investing involves potentially higher risks including foreign currency fluctuations and political or economic uncertainty. Prior to March 31, 2000, the Portfolio was known as the International Bond Fund.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    For the twelve-month period ended March 31, 2000, the International
     Portfolio posted a return of -0.67%, underperforming the return of the Portfolio's benchmark. The benchmark was changed from the Lehman Brothers Aggregate Bond Index to the Salomon 3- Month Treasury Bill Index, a widely published, recognized index, effective March 31, 2000.

 .    Global bonds underperformed over the period as yields rose after global growth improved and inflation prospects rose.

 .    An allocation to emerging markets was positive due to improving fundamentals and enhanced growth prospects.

 .    A position in the euro was negative for returns after the U.S. dollar rallied in response to the strong U.S. economy.

 .    An allocation to European bonds was negative for performance as the weak euro raised import prices and increased prospects for inflation.

PIMCO Funds 6

PIMCO Emerging Markets Portfolio

--------------------------------------------------------------------------------
FUND CHARACTERISTICS
--------------------------------------------------------------------------------

Objective:
Maximum total return, consistent with prudent investment management.

Portfolio:
Primarily fixed income instruments of issuers that are economically tied to countries with emerging securities markets.

Duration:
4.3 years

Total Net Assets:
$354.3 million

Country Allocation:*

                                    [GRAPH]

                    Mexico                           14.2%
                    Philippines                      10.5%
                    Bulgaria                         10.4%
                    South Korea                       9.1%
                    Poland                            8.3%
                    Peru                              7.3%
                    Brazil                            5.9%
                    Panama                            5.2%
                    Jordan                            5.0%
                    Colombia                          4.5%
                    Short-Term
                    Instruments                       3.8%
                    Other                            15.8%

Quality Breakdown:*

                                    [GRAPH]

                    AAA                               3.5%
                     AA                               3.0%
                      A                               0.8%
                    BBB                              40.0%
                     BB                              30.3%
                      B                              22.4%

*% of Total Investments as of March 31, 2000

--------------------------------------------------------------------------------
PERFORMANCE
--------------------------------------------------------------------------------

TOTAL RETURN INVESTMENT PERFORMANCE For the Period Ended March 31, 2000

                        Emerging
                        Markets Port.    Salomon 3-Month   J.P. Morgan        Lehman Brothers
                        (Incep.          Treasury Bill     Emerging Markets   Aggregate Bond
                        04/03/1998)      Index             Plus Index         Index
----------------------------------------------------------------------------------------------
1 Year                     10.94%            4.99%             29.04%               1.87%
Since Inception*            8.21%              --                 --                  --
* Annualized

                                    [GRAPH]

CUMULATIVE RETURNS THROUGH MARCH 31, 2000
$5,000,000 invested at inception


                                                Salomon
                          Emerging Markets      3-Month Treasury          JP Morgan Emerging         Lehman Brothers
                          Portfolio             Bill Index                Markets Plus Index         Aggregate Bond Index
 4/30/1998                5,000,000             5,000,000                 5,000,000                  5,000,000
 5/31/1998                4,944,400             5,021,503                 4,829,347                  5,047,429
 6/30/1998                4,891,710             5,042,092                 4,689,782                  5,090,236
 7/31/1998                5,001,037             5,063,268                 4,722,141                  5,101,064
 8/31/1998                4,265,043             5,085,040                 3,364,998                  5,184,081
 9/30/1998                4,536,231             5,105,889                 3,694,095                  5,305,471
 10/31/1998               4,749,812             5,126,313                 3,933,103                  5,277,419
 11/30/1998               5,137,475             5,145,280                 4,164,761                  5,307,371
 12/31/1998               5,122,302             5,164,318                 4,060,642                  5,323,328
 1/31/1999                5,110,595             5,183,426                 3,909,994                  5,361,322
 2/28/1999                5,142,926             5,201,049                 3,966,297                  5,267,730
 3/31/1999                5,296,664             5,220,813                 4,266,545                  5,296,922
 4/30/1999                5,438,686             5,240,131                 4,557,951                  5,313,703
 5/31/1999                5,274,822             5,260,043                 4,298,148                  5,267,161
 6/30/1999                5,334,460             5,279,504                 4,490,275                  5,250,380
 7/31/1999                5,345,462             5,300,095                 4,397,324                  5,228,027
 8/31/1999                5,349,303             5,321,296                 4,391,169                  5,225,419
 9/30/1999                5,457,620             5,342,048                 4,544,422                  5,286,031
 10/31/1999               5,547,013             5,363,951                 4,719,835                  5,305,534
 11/30/1999               5,655,067             5,385,406                 4,853,406                  5,305,155
 12/31/1999               5,752,317             5,408,564                 5,115,975                  5,279,572
 1/31/2000                5,696,409             5,432,362                 5,014,681                  5,262,285
 2/29/2000                5,851,645             5,455,720                 5,337,625                  5,325,925
 3/31/2000                5,876,326             5,481,362                 5,505,758                  5,396,087




Past performance is not an indication of future results. Investment return and principal value will fluctuate so that Portfolio shares, when redeemed, may be worth more or less than their original cost. The line graph above assumes the investment of $5,000,000 on 5/01/1998, the first full month following the Portfolio's inception date on 4/03/1998, compared to the Salomon 3-Month Treasury Bill Index, the J.P. Morgan Emerging Markets Plus Index and the Lehman Brothers Aggregate Bond Index, each an unmanaged market index. The Portfolio may invest in foreign securities which involve potentially higher risks including currency fluctuations and political or economic uncertainty. Prior to March 31, 2000, the Portfolio was known as the Emerging Markets Bond Fund II.


--------------------------------------------------------------------------------
PORTFOLIO INSIGHTS
--------------------------------------------------------------------------------

 .    Emerging markets was the best performing bond market sector during the period due to stronger global growth and higher commodity prices.

 .    A series of favorable credit rating announcements reinforced the view that financial and economic conditions are improving across the sector.

 .    Distressed credits, such as Russia and Ecuador, outperformed high quality credits, driving overall sector returns.

 .    The Portfolio outperformed the benchmark for the period ended March 31,
     2000. The benchmark was changed from the Lehman Brothers Aggregate Bond Index to the Salomon 3-Month Treasury Bill Index, a widely published, recognized index, effective March 31, 2000.

 .    Our focus on Mexico proved positive as the Mexican economy continued to show strong growth together with benign inflation and the country was upgraded to investment-grade.

 .    Exposure to Brazil was positive for returns amid signs of improving economic conditions and a rating upgrade.

 .    South Korea performed well as the economy showed strong recovery and received an upgrade to investment grade.

 .    Improved growth in Poland caused a rating upgrade for the country and contributed to its strong performance during the period.

                                                            2000 Annual Report 7

Financial Highlights

                                                           Net Asset                    Net Realized/    Total           Dividends
                                                           Value                        Unrealized       Income from     from Net
                                                           Beginning   Net Investment   Gain (Loss) on   Investment      Investment
Selected Per Share Data for the Year or Period Ended:      of Period   Income (Loss)    Investments      Operations      Income
U.S. Government Sector Portfolio
 01/31/2000 - 03/31/2000                                   $   10.00     0.12 (a)           0.54 (a)       $   0.66      $  (0.04)

Mortgage Portfolio
 01/31/2000 - 03/31/2000                                   $   10.00     0.12 (a)           0.20 (a)       $   0.32      $  (0.06)

Investment Grade Corporate Portfolio
 01/26/2000 - 03/31/2000                                   $   10.00     0.14 (a)           0.07 (a)       $   0.21      $  (0.08)

International Portfolio
 03/31/2000                                                $    7.08     0.39 (a)          (0.44)(a)       $  (0.05)     $  (0.30)
 03/31/1999                                                     7.18     0.29 (a)           0.11 (a)           0.40         (0.30)
 03/31/1998                                                     7.79     0.64 (a)           0.19 (a)           0.83         (0.25)
 03/31/1997                                                     8.04     0.84               0.42               1.26         (0.50)
 03/31/1996                                                     7.44     0.63               0.49               1.12         (0.39)

Emerging Markets Portfolio
 03/31/2000                                                $    9.63     0.80(a)            0.21 (a)       $   1.01      $  (0.80)
 04/03/1998 - 03/31/1999                                       10.00     0.87(a)           (0.39)(a)           0.48         (0.85)

+    Annualized
(a) Per share amounts based on average number of shares outstanding during the period.
(b) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.09%.
(c) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.07%.
(d) If the investment manager had not reimbursed expenses, the ratio of expenses to average net assets would have been 0.10%.

8  PIMCO Funds See accompanying notes


                                                                                                                      Ratio of Net
Dividends in  Distributions  Distributions                                                               Ratio of     Investment
Excess of Net from Net       in Excess of Net                Net Asset                                   Expenses to  Income (Loss)
Investment    Realized       Realized Capital Total          Value End                 Net Assets End    Average Net  to Average Net
Income        Capital Gains  Gains            Distributions  of Period   Total Return  of Period (000s)  Assets       Assets
$    0.00     $   0.00       $   0.00         $  (0.04)      $   10.62      6.61%      $  311,652        0.05%(b)+     6.86%+



$    0.00     $   0.00       $   0.00         $  (0.06)      $   10.26      3.21%      $  985,563        0.05%(c)+     7.13%+



$    0.00     $   0.00       $   0.00         $  (0.08)      $   10.13      2.11%      $  316,279        0.05%(d)+     7.65%+



$    0.00     $   0.00       $   0.00         $  (0.30)      $    6.73     (0.67%)     $1,142,215        0.50%         5.61%
     0.00         0.00          (0.20)           (0.50)           7.08      5.71          720,025        0.50          4.04
     0.00        (0.24)         (0.95)           (1.44)           7.18     11.49          730,622        0.51          8.17
     0.00        (1.01)          0.00            (1.51)           7.79     15.86          957,950        0.50          7.17
    (0.13)        0.00           0.00            (0.52)           8.04     15.08        2,271,940        0.50          6.09



$    0.00     $   0.00       $   0.00         $  (0.80)      $    9.84     10.94%      $  354,371        0.85%         8.20%
     0.00         0.00           0.00            (0.85)           9.63      5.49          145,530        0.85+         9.43+

Portfolio
Turnover Rate





  283%



  156%



   65%



  369%
  406
  255
  875
1,046



  159%
  199



                                     2000 Annual Report See accompanying notes 9

Statements of Assets and Liabilities
March 31, 2000

                                                   U.S. Government   Mortgage     Investment Grade International  Emerging
Amounts in thousands, except per share amounts     Sector Portfolio  Portfolio    Portfolio        Portfolio      Markets Portfolio


Assets:
Investments, at value                              $   667,432       $ 1,513,632  $   313,222      $ 1,525,263    $   351,555
Cash and foreign currency                                    0            61,000        7,623           28,623          1,676
Receivable for investments sold and
forward foreign currency contracts                     351,290           166,762          756          131,749            389
Receivable for Fund shares sold                              0            30,500        4,798            5,200              0
Interest and dividends receivable                       11,532             6,903        6,363           22,482          6,767
Variation margin receivable                                397                 0            0            1,194              0
Manager reimbursement receivable                            16                16           16                0              0
Other assets                                                 0               309           89                0             20
                                                     1,030,667         1,779,122      332,867         1,714,511       360,407


Liabilities:
Payable for investments purchased and
forward foreign currency contracts                 $   140,846       $   742,853  $    12,505      $    55,144    $     3,640
Payable for financing transactions                     351,752            50,369        4,072          491,893              0
Due to Custodian                                       217,914                 0            0                0              0
Notes Payable                                                0                 0            0           19,996              0
Written options outstanding                                276               192            0              296              0
Payable for Fund shares redeemed                         6,900                 0            0            1,000          2,037
Dividends payable                                            0                 0            0                0            100
Accrued investment advisory fee                              5                11            4              239            134
Accrued administration fee                                   7                16            6              245            125
Variation margin payable                                   967                79            0                0              0
Other liabilities                                          348                39            1            3,483              0
                                                       719,015           793,559       16,588          572,296          6,036

Net Assets                                         $   311,652       $   985,563  $   316,279      $ 1,142,215    $   354,371


Net Assets Consist of:
Paid in capital                                    $   297,121       $   970,669  $   313,244      $ 1,199,753    $   351,292
Undistributed (overdistributed) net
     investment income                                   4,152             4,320        1,488           15,837          1,534
Accumulated undistributed net realized gain (loss)       3,268               183            0          (43,146)          (171)
Net unrealized appreciation (depreciation)               7,111            10,391        1,547          (30,229)         1,716
                                                   $   311,652       $   985,563  $   316,279      $ 1,142,215    $   354,371

Shares Issued and Outstanding:                          29,355            96,004       31,229          169,794         36,002

Net Asset Value and Redemption Price
Per Share (Net Assets Per Share Outstanding)       $     10.62       $     10.26  $     10.13      $      6.73    $      9.84

Cost of Investments Owned                          $   659,025       $ 1,503,353  $   311,764      $ 1,557,138    $   349,809
Cost of Foreign Currency Held                      $         0       $         0  $         0      $    28,816    $       235

10 PIMCO Funds See accompanying notes

Statements of Operations
For the year ended March 31, 2000

                                                                       U.S. Government    Mortgage           Investment Grade
Amounts in thousands                                                   Sector Portfolio   Portfolio          Portfolio
Investment Income:
Interest                                                               $          2,610   $          5,759   $          2,720

Expenses:
Investment advisory fees                                                              8                 17                  7
Administration fees                                                                  12                 25                 11
Trustees' fees                                                                        0                  0                  0
Organization costs                                                                   17                 17                 16
Interest expense                                                                      0                  0                  0
Total expenses                                                                       37                 59                 34
Reimbursement by manager                                                            (17)               (16)               (16)
     Net expenses                                                                    20                 43                 18

Net Investment Income                                                             2,590              5,716              2,702

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                           1,070              2,101                254
Net realized gain (loss) on futures contracts and written options                 4,981               (174)                 0
Net realized gain on foreign currency transactions                                    0                  0                  0
Net change in unrealized appreciation (depreciation)
     on investments                                                               8,110             10,589              1,547
Net change in unrealized appreciation (depreciation)
     on futures contracts and written options                                      (999)              (198)                 0
Net change in unrealized appreciation (depreciation)
     on translation of assets and liabilities denominated
     in foreign currencies                                                            0                  0                  0

     Net Gain (Loss)                                                             13,162             12,318              1,801

Net Increase (Decrease) in
Assets Resulting from Operations                                       $         15,752   $         18,034   $          4,503
                                                                    International      Emerging
                                                                    Portfolio          Markets Portfolio
Investment Income:
Interest                                                            $         56,227   $         22,618

Expenses:
Investment advisory fees                                                       2,282              1,114
Administration fees                                                            2,287                992
Trustees' fees                                                                     6                  1
Organization costs                                                                 0                  0
Interest expense                                                                 227                 57
Total expenses                                                                 4,802              2,164
Reimbursement by manager                                                           0                  0
     Net expenses                                                              4,802              2,164

Net Investment Income                                                         51,425             20,454

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments                                      (55,641)             7,462
Net realized gain (loss) on futures contracts and written options              8,579               (156)
Net realized gain on foreign currency transactions                            13,268                851
Net change in unrealized appreciation (depreciation)
     on investments                                                          (26,573)            (1,347)
Net change in unrealized appreciation (depreciation)
     on futures contracts and written options                                  4,799                 42
Net change in unrealized appreciation (depreciation)
     on translation of assets and liabilities denominated
     in foreign currencies                                                      (365)               (77)

     Net Gain (Loss)                                                         (55,933)             6,775

Net Increase (Decrease) in
Assets Resulting from Operations                                    $         (4,508)  $         27,229

                                    2000 Annual Report See accompanying notes 11

Statements of Changes in Net Assets
March 31, 2000

                                                                            U.S.                                  Investment
                                                                            Government                            Grade
                                                                            Sector             Mortgage           Corporate
Amounts in thousands                                                        Portfolio          Portfolio          Portfolio
                                                                                  Period from        Period from        Period from
Increase (Decrease) in Net Assets from:                                      January 31, 2000   January 31, 2000   January 26, 2000
                                                                            to March 31, 2000  to March 31, 2000  to March 31, 2000

Operations:
Net investment income                                                       $           2,590  $           5,716  $           2,702
Net realized gain                                                                       6,051              1,927                254
Net change in unrealized appreciation                                                   7,111             10,391              1,547
Net increase resulting from operations                                                 15,752             18,034              4,503

Distributions to Shareholders:
From net investment income                                                             (1,221)            (3,140)            (1,468)

In excess of net investment income                                                          0                  0                  0

Total Distributions                                                                    (1,221)            (3,140)            (1,468)


Fund Share Transactions:
Receipts for shares sold                                                              319,000            967,529            362,126
Issued as reinvestment of distributions                                                 1,221              3,140              1,468
Cost of shares redeemed                                                               (23,100)                 0            (50,350)

Net increase resulting from Fund share transactions                                   297,121            970,669            313,244

Total Increase in Net Assets                                                          311,652            985,563            316,279

Net Assets:
Beginning of period                                                                         0                  0                  0
End of period *                                                             $         311,652  $         985,563  $         316,279

*Including net undistributed investment income of:                          $           4,152  $           4,320  $           1,488


Amounts in thousands                                                     International Portfolio
                                                                             Year Ended       Year Ended
Increase (Decrease) in Net Assets from:                                  March 31, 2000   March 31, 1999
Operations:
Net investment income                                                    $       51,425   $       20,775
Net realized gain (loss)                                                        (33,794)         (17,214)
Net change in unrealized appreciation (depreciation)                            (22,139)          24,931
Net increase (decrease) resulting from operations                                (4,508)          28,492

Distributions to Shareholders:
From net investment income                                                      (43,147)         (21,310)
In excess of net investment income                                                    0                0
In excess of net realized capital gains                                               0          (13,429)

Total Distributions                                                             (43,147)         (34,739)

Fund Share Transactions:
Receipts for shares sold                                                        679,200          432,838
Issued as reinvestment of distributions                                          41,675           34,207
Cost of shares redeemed                                                        (251,030)        (471,395)
Net increase (decrease) resulting from Fund share transactions                  469,845           (4,350)

Total Increase (Decrease) in Net Assets                                         422,190          (10,597)

Net Assets:
Beginning of period                                                             720,025          730,622
End of period *                                                          $    1,142,215   $      720,025

*Including net undistributed (overdistributed) investment income of:     $       15,837   $       (1,908)
Amounts in thousands                                                     Emerging Markets Portfolio
                                                                           Year Ended          Period from
Increase (Decrease) in Net Assets from:                                March 31, 2000     April 3, 1998 to
                                                                                            March 31, 1999
Operations:
Net investment income                                                    $     20,454     $          6,225
Net realized gain (loss)                                                        8,157               (6,795)
Net change in unrealized appreciation (depreciation)                           (1,382)               3,098
Net increase (decrease) resulting from operations                              27,229                2,528

Distributions to Shareholders:
From net investment income                                                    (20,428)              (6,225)
In excess of net investment income                                                (22)                  (3)
In excess of net realized capital gains                                             0                    0

Total Distributions                                                           (20,450)              (6,228)

Fund Share Transactions:
Receipts for shares sold                                                      226,178              210,500
Issued as reinvestment of distributions                                        19,552                5,755
Cost of shares redeemed                                                       (43,668)             (67,025)
Net increase (decrease) resulting from Fund share transactions                202,062              149,230

Total Increase (Decrease) in Net Assets                                       208,841              145,530

Net Assets:
Beginning of period                                                           145,530                    0
End of period *                                                          $    354,371     $        145,530

*Including net undistributed (overdistributed) investment income of:     $      1,534     $            (26)

12  PIMCO Funds See accompanying notes

Statements of Cash Flows
For the period ended March 31, 2000

                                                                     U.S. Government        International
Amounts in thousands                                                 Sector Portfolio       Portfolio
Increase (Decrease) in Cash and Foreign Currency from:

Financing Activities
Sales of Portfolio shares                                            $          319,000     $          704,000
Redemptions of Portfolio shares                                                 (16,200)              (250,029)
Cash distributions paid                                                               0                 (1,473)
Increase (decrease) from financing transactions                                 133,909                420,996
Net increase (decrease) from financing activities                               436,709                873,494

Operating Activities
Purchases of long-term securities and foreign currency                       (1,386,555)            (6,817,855)
Proceeds from sales of long-term securities and foreign currency                789,823              5,766,205
Purchases of short-term securities (net)                                        (49,670)               163,495
Net investment income                                                             2,590                 51,425
Change in other receivables/payables (net)                                      207,103                (13,306)
Net increase (decrease) from operating activities                              (436,709)              (850,036)

Net Increase in Cash and Foreign Currency                                             0                 23,458

Cash and Foreign Currency
Beginning of period                                                                   0                  5,165
End of period                                                        $                0     $           28,623

                                    2000 Annual Report See accompanying notes 13

Schedule of Investments

U.S. Government Sector Portfolio
March 31, 2000

                                                                Principal
                                                                   Amount      Value
                                                                   (000s)     (000s)
------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 41.4%
------------------------------------------------------------------------------------
Banking & Finance 36.1%
AT&T Capital Corp.
     6.310% due 04/23/2002 (d)                                  $   1,000  $   1,003
Bear Stearns Co., Inc.
     6.596% due 03/28/2003 (d)                                      7,000      7,004
     6.530% due 06/01/2004 (d)                                      2,000      2,007
Beneficial Corp.
     6.300% due 03/01/2002 (d)                                      5,000      5,006
Bombardier Capital, Inc.
     6.671% due 06/09/2032 (d)                                      2,500      2,477
Caterpillar Finance
     6.154% due 02/12/2001                                          7,000      7,001
Chase Manhattan Corp.
     5.820% due 05/15/2001 (d)                                      3,500      3,496
Ford Motor Credit Corp.
     6.195% due 02/13/2003 (d)                                      3,000      2,993
     6.330% due 03/17/2003 (d)                                      5,000      5,000
General Motors Acceptance Corp.
     6.333% due 08/06/2001 (d)                                      3,500      3,504
     6.251% due 04/05/2004 (d)                                        800        798
Goldman Sachs Group
     6.394% due 12/07/2001 (d)                                      8,000      8,019
Household Bank
     6.228% due 10/22/2003                                          3,000      2,987
International Finance Corp.
     7.125% due 04/06/2005                                         30,000     29,913
Lehman Brothers Holdings, Inc.
     6.690% due 04/04/2003 (d)                                      4,200      4,231
MBNA America Bank NA
     6.290% due 04/25/2002 (d)                                        800        797
     6.331% due 11/19/2003 (d)                                      1,600      1,587
Meridian Funding Co. LLC
     6.505% due 07/30/2004 (d)                                      2,300      2,300
Merrill Lynch & Co.
     6.129% due 11/01/2001 (d)                                      4,000      3,997
Morgan Stanley, Dean Witter, Discover and Co.
     6.165% due 01/28/2002 (d)                                      2,600      2,600
     6.290% due 04/22/2004 (d)                                      5,800      5,795
Paine Webber Group, Inc.
     6.721% due 11/27/2000 (d)                                      1,600      1,599
PNC Bank Corp.
     5.778% due 06/01/2000 (d)                                      7,000      6,999
Protective Life Funding Trust
     6.390% due 01/17/2003 (d)                                      1,500      1,500
                                                                           ---------
                                                                             112,613
                                                                           =========
Industrials 1.7%
TCI Communications, Inc.
     6.721% due 03/12/2001 (d)                                      1,500      1,502
Union Pacific Corp.
     6.354% due 05/22/2000 (d)                                      2,500      2,495
Viacom, Inc.
     5.875% due 07/15/2000                                          1,400      1,395
                                                                           ---------
                                                                               5,392
                                                                           =========
Utilities 3.6%
Central Power & Light Co.
     6.540% due 02/22/2002 (d)                                      2,000      1,980
Detroit Edison Co.
     6.400% due 07/15/2000                                            500        498
Hughes Electric
     7.290% due 10/23/2000                                          1,400      1,399
System Energy Resources
     7.380% due 10/01/2000                                          1,100      1,099
Texas Utilities Co.
     6.725% due 06/25/2001                                          4,500      4,496
     7.105% due 09/24/2001                                          1,600      1,608
                                                                           ---------
                                                                              11,080
                                                                           ---------
Total Corporate Bonds & Notes                                                129,085
(Cost $129,076)                                                            =========

------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 13.3%
------------------------------------------------------------------------------------
Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                                      1,200      1,200
     6.750% due 02/01/2002                                         10,000      9,966
Federal National Mortgage Assn.
     6.625% due 01/15/2002                                         10,000      9,947
     7.250% due 01/15/2010                                              0          0
     7.125% due 01/15/2030 (h)                                     20,000     20,269
                                                                           ---------
Total U.S. Government Agencies                                                41,382
(Cost $41,005)                                                             =========

------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 128.0%
------------------------------------------------------------------------------------
Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (f)(h)                                   5,898      5,882
U.S. Treasury Bonds
     12.000% due 08/15/2013                                         5,100      6,898
     11.250% due 02/15/2015 (h)                                     7,600     11,241
     10.625% due 08/15/2015 (h)                                     7,000      9,998
     8.750% due 05/15/2017 (h)                                    168,000    212,310
     9.000% due 11/15/2018 (h)                                     71,800     93,677
     8.875% due 02/15/2019                                         14,300     18,496
     8.000% due 11/15/2021 (h)                                     12,500     15,223
U.S. Treasury Notes
     5.125% due 08/31/2000 (b)                                      3,205      3,191
U.S. Treasury Strips (PO)
     0.000% due 02/15/2019                                         68,500     22,005
                                                                           ---------
Total U.S. Treasury Obligations                                              398,921
(Cost $390,532)                                                            =========

------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 9.1%
------------------------------------------------------------------------------------
Federal National Mortgage Association 0.2%
     7.298% due 12/01/2022 (d)                                        508        523
                                                                           ---------
Government National Mortgage Association 8.9%
     6.375% due 04/20/2023-02/20/2026 (d)(e)                       16,679     16,741
     6.750% due 07/20/2025-08/20/2026 (d)(e)                        3,965      3,976
     7.125% due 10/20/2023-10/20/2024 (d)(e)                        2,802      2,842
     7.500% due 05/22/2030                                          4,200      4,156
                                                                           ---------
                                                                              27,715
                                                                           ---------
Total Mortgage-Backed Securities                                              28,238
(Cost $28,316)                                                             =========

------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 6.4%
------------------------------------------------------------------------------------
Metris Master Trust
     6.721% due 04/20/2006 (d)                                      1,700      1,710
Money Store Home Equity Trust
     6.065% due 06/15/2029 (d)                                      1,510      1,511
NPF XII, Inc.
     6.588% due 12/01/2003 (d)                                     10,000     10,000
PacificAmerica Home Equity Loan
     6.049% due 06/26/2028 (d)                                      1,416      1,414
Residential Asset Securities Corp.
     7.615% due 01/25/2015                                          3,922      3,917
WMC Mortgage Loan
     6.050% due 06/20/2028 (d)                                      1,361      1,357
                                                                           ---------
Total Asset-Backed Securities                                                 19,909
(Cost $19,907)                                                             =========

------------------------------------------------------------------------------------
PURCHASED PUT OPTIONS 0.1%
------------------------------------------------------------------------------------
Eurodollar December Futures (CME)
Strike @ 90.75 Exp. 12/18/2000                                        400          5
U.S. Treasury Bonds June Futures (CBOT)
Strike @ 90.00 Exp. 05/19/2000                                         93          4
U.S. Treasury Notes June Futures (CBOT)
Strike @ 96.00 Exp. 05/19/2000                                        700        219
                                                                           ---------
Total Purchased Put Options                                                      228
(Cost $520)                                                                =========

14  PIMCO Funds See accompanying notes

                                                                Principal
                                                                   Amount      Value
                                                                   (000s)     (000s)
------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 15.9%
------------------------------------------------------------------------------------
Commercial Paper 6.2%
Abbott Laboratories
     6.020% due 05/02/2000                                     $    8,000  $   7,961
Commerzbank AG
     6.200% due 05/10/2000                                            430        427
DaimlerChrysler Holdings Corp.
     6.100% due 06/29/2000                                         11,000     10,838
                                                                           ---------
                                                                              19,226
                                                                           =========
Repurchase Agreement 9.2%
State Street Bank
     5.600% due 04/03/2000                                          8,729      8,729
     (Dated 03/31/2000. Collateralized by
     Federal National Mortgage Association
     7.050% due 12/01/2004 valued at $8,904
     Repurchase proceeds are $8,733.)

Daiwa Securities
     6.180% due 04/03/2000                                         20,000     20,000
     (Dated 03/31/2000. Collateralized by
     U.S. Treasury Inflation Protected Securities
     6.235% due 08/31/2000 valued at $20,424.
     Repurchase proceeds are $20,010.)
                                                                           ---------
                                                                              28,729
                                                                           =========
U.S. Treasury Bills 0.5%
     5.673% due 04/27/2000 (e)                                      1,721      1,714
                                                                           ---------

Total Short-Term Instruments                                                  49,669
(Cost $49,669)                                                             =========

Total Investments (a) 214.2%                                               $ 667,432
(Cost $659,025)

Written Options (c) (0.1%)                                                      (276)
(Premiums $383)

Other Assets and Liabilities (Net) (114.1%)                                 (355,504)
                                                                           ---------

Net Assets 100.0%                                                          $ 311,652
                                                                           =========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $659,416 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                  $   8,795

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                     (779)

Unrealized appreciation-net                                                $   8,016
                                                                           =========

(b) Securities with an aggregate market value of $4,905 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2000:

                                                                          Unrealized
                                                              # of     Appreciation/
Type                                                     Contracts    (Depreciation)
------------------------------------------------------------------------------------
U.S. Treasury 10 Year Note (06/2000)                         1,229         $   2,786
U.S. Treasury 30 Year Note (06/2000)                         1,956            (3,906)
Eurodollar June Futures (06/2001)                              200                60
Eurodollar March Futures (03/2001)                             246               (46)
                                                                           ---------
                                                                           $  (1,106)
                                                                           =========

(c) Premiums received on written options:


                                                    # of
Type                                           Contracts   Premium             Value
------------------------------------------------------------------------------------
Put - CBOT U.S. Treasury Note June Futures
     Strike @ 96.00 Exp. 05/20/2000                   75   $    19         $       5

Put - CBOT U.S. Treasury Bond June Futures
     Strike @ 90.00 Exp. 05/20/2000                  500       185                23

Call - CBOT U.S. Treasury Bond June Futures
     Strike @ 100.00 Exp. 05/20/200                  500        91               242

Put - OTC U.S. Treasury Note
     5.500% due 08/2028
     Strike @ 84.03 Exp. 05/19/2000                  100        88                 6
                                                            ------------------------
                                                            $  383         $     276
                                                            ========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) Principal amount of the security is adjusted for inflation.

(g) Swap agreements outstanding at March 31, 2000:

                                                                 Notional    Unrealized
Type                                                               Amount  Depreciation
---------------------------------------------------------------------------------------
Receive floating rate based on 3 month LIBOR and
pay fixed rate equal to 7.600%.

Broker: Warburg Dillon Read LLC
Exp. 01/15/2002                                                    10,600  $       (25)

Receive floating rate based on 3 month LIBOR and pay fixed rate equal to 7.425%.

Broker: Warburg Dillon Read LLC
Exp. 02/01/2002                                                    10,300          (49)
                                                                           -----------
                                                                           $       (74)
                                                                           ===========

(h) Subject to financing transaction.

                                    2000 Annual Report See accompanying notes 15

Schedule of Investments
Mortgage Portfolio
March 31, 2000

                                                                Principal
                                                                   Amount     Value
                                                                   (000s)     (000s)
------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 12.4%
------------------------------------------------------------------------------------
Banking & Finance 9.9%
AESOP Funding II LLC
     6.220% due 10/20/2001                                      $   3,000  $   2,999
Bear Stearns Co., Inc.
     6.415% due 05/16/2003 (d)                                      1,400      1,399
Beneficial Corp.
     6.300% due 03/01/2002 (d)                                      7,000      7,009
Caterpillar Finance
     6.154% due 02/12/2001                                          7,000      7,001
Conseco Finance Securitization
     6.940% due 11/15/2014 (d)                                      5,000      4,996
     6.305% due 10/15/2030 (d)                                      2,898      2,888
     6.390% due 02/15/2031 (d)                                      1,000        997
Credit Suisse First Boston Mortgage
     8.071% due 11/15/2001                                          3,795      3,796
Donaldson, Lufkin & Jenrette
     6.530% due 03/15/2002                                          1,600      1,600
     6.400% due 09/18/2002 (d)                                      2,000      1,998
Finova Capital Corp.
     6.720% due 11/08/2002 (d)                                      3,500      3,513
Ford Motor Credit Corp.
     6.370% due 11/24/2003 (d)                                      3,000      3,006
General Electric Capital Corp.
     6.320% due 05/19/2000 (d)                                      5,100      5,012
General Motors Acceptance Corp.
     6.259% due 02/14/2003 (d)                                      4,500      4,500
Goldman Sachs Group
     6.390% due 12/07/2001 (d)                                      1,600      1,604
Government Lease Trust
     5.860% due 04/18/2003                                          1,971      1,931
Green Tree Financial Corp.
     6.470% due 01/15/2029                                          1,105      1,105
Heller Financial, Inc.
     6.370% due 10/22/2001 (d)                                        600        602
     6.390% due 03/20/2002 (d)                                      1,800      1,793
     6.360% due 06/10/2002                                          3,000      2,999
Household Bank
     6.228% due 10/22/2003                                          7,000      6,970
J.P. Morgan Commercial Mortgage Finance Corp.
     6.180% due 10/15/2035                                          1,433      1,362
Lehman Brothers Holdings, Inc.
     6.904% due 04/02/2002 (d)                                      3,900      3,923
     6.421% due 09/03/2002                                          2,900      2,873
     6.690% due 12/12/2002 (d)                                      1,700      1,705
MBNA Corp.
     6.270% due 06/12/2000 (d)                                      2,000      2,001
Merrill Lynch Mortgage Investments, Inc.
     5.650% due 12/15/2030                                              0          0
Morgan Stanley, Dean Witter, Discover and Co.
     6.310% due 02/21/2003 (d)                                      1,500      1,502
Protective Life Funding Trust
     6.390% due 01/17/2003 (d)                                      2,000      2,000
Racers
     6.360% due 03/03/2003 (d)                                      8,200      8,200
Standard Chartered Bank
     6.500% due 07/29/2049                                          1,500      1,025
     6.275% due 12/29/2049                                          3,200      2,208
U.S. Bancorp
     6.279% due 02/03/2003 (d)                                      3,000      2,999
WFS Financial Owner Trust
     6.900% due 12/20/2003                                            453        454
                                                                           ---------
                                                                              97,970
                                                                           =========
Industrials 0.8%
Coastal Corp.
     10.375% due 10/01/2000                                         2,670      2,709
Engelhard Corp.
     6.640% due 08/29/2000                                          5,000      4,991
                                                                           ---------
                                                                               7,700
                                                                           =========
Utilities 1.7%
Arizona Public Service
     6.816% due 10/15/2001 (d)                                      2,800      2,800
Central Power & Light Co.
     6.540% due 02/22/2002 (d)                                      5,000      4,950
Public Service Enterprise Group, Inc.
     6.330% due 11/22/2000 (d)                                      3,000      3,000
Texas Utilities Co.
     6.310% due 04/24/2000 (d)                                      4,900      4,900
     7.571% due 09/24/2001                                          1,000      1,005
                                                                           ---------
                                                                              16,655
                                                                           ---------
Total Corporate Bonds & Notes                                                122,325
(Cost $122,460)                                                            =========

------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 0.6%
------------------------------------------------------------------------------------
Federal Home Loan Bank
     6.000% due 05/12/2000 (d)                                      3,000      3,000
Student Loan Marketing Assn.
     6.149% due 04/25/2006 (d)                                      1,427      1,422
     6.259% due 01/25/2007 (d)                                        965        964
                                                                           ---------
Total U.S. Government Agencies                                                 5,386
(Cost $5,368)                                                              =========

------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 0.0%
------------------------------------------------------------------------------------
Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (f)                                        105        105
U.S. Treasury Notes
     5.125% due 08/31/2000                                             80         80
                                                                           ---------
Total U.S. Treasury Obligations                                                  185
(Cost $184)                                                                =========

------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 126.5%
------------------------------------------------------------------------------------
Collateralized Mortgage Obligations 34.6%
ABN AMRO Mortgage Corp.
     6.750% due 09/25/2028                                          4,942      4,596
     6.500% due 06/25/2029                                          1,400      1,271
American Southwest Financial Securities Corp.
     7.248% due 11/25/2038                                          1,634      1,554
Bank of America Mortgage Securities, Inc.
     6.250% due 07/25/2014                                            969        899
     6.650% due 07/25/2028                                            870        858
     6.500% due 05/25/2029                                          1,000        907
Bear Stearns Mortgage Securities, Inc.
     7.000% due 01/25/2028                                         13,886     13,190
     7.000% due 02/25/2028                                          2,500      2,375
Capital Asset Research Funding LP
     5.905% due 12/15/2005                                            428        427
Cendant Mortgage Corp.
     6.750% due 05/18/2012                                          3,125      3,021
     7.250% due 05/18/2013                                          1,500      1,467
     6.500% due 01/15/2016                                          1,430      1,407
Chase Mortgage Finance Corp.
     6.500% due 07/25/2028 (d)                                      1,656      1,634
     6.100% due 02/25/2029                                          4,342      4,241
     6.350% due 07/25/2029                                          1,000        977
Citicorp Mortgage Securities, Inc.
     6.000% due 01/25/2009                                          1,574      1,551
     6.500% due 03/25/2029                                          2,000      1,817
CMC Securities Corporation III
     6.150% due 05/25/2028                                          1,900      1,875
Collateralized Mortgage Securities Corp.
     10.950% due 02/01/2014                                         1,045      1,046
Commercial Mortgage Asset Trust
     6.250% due 08/17/2006                                          1,420      1,355
CS First Boston Mortgage Securities
     6.960% due 06/20/2029                                          1,704      1,688
DLJ Mortgage Acceptance Corp.
     7.431% due 11/25/2023                                            896        901

16  PIMCO Funds See accompanying notes

                                                                Principal
                                                                   Amount      Value
                                                                   (000s)     (000s)
Federal Home Loan Mortgage Corp.
     9.000% due 12/15/2020                                      $     385  $     397
     6.250% due 01/15/2021                                            313        302
     9.000% due 02/15/2021                                          5,528      5,694
     6.000% due 04/15/2021                                          9,000      8,648
     6.500% due 08/15/2023                                            863        845
     6.800% due 02/15/2024                                          1,326      1,163
     6.504% due 02/15/2028 (d)                                      5,513      5,488
     6.354% due 07/15/2028 (d)                                      9,945      9,910
     6.500% due 08/15/2028                                            886        735
     6.000% due 11/25/2028                                            542        457
     6.500% due 03/15/2029                                          2,700      2,505
     7.000% due 09/17/2031                                          5,042      4,980
     6.098% due 08/15/2032 (d)                                     12,438     11,943
Federal National Mortgage Assn.
     6.500% due 05/25/2008                                            500        490
     6.350% due 06/25/2020                                          1,000        933
     6.000% due 08/25/2023                                          1,439      1,164
     6.500% due 09/18/2023                                          4,163      4,085
     6.500% due 02/25/2024                                          1,000        906
     7.500% due 11/20/2026                                          4,463      4,347
     7.000% due 11/25/2026                                          2,524      2,340
     6.500% due 06/25/2028                                          2,000      1,792
     6.000% due 07/18/2028                                          6,519      5,052
     8.000% due 11/18/2029                                          2,843      2,974
     6.500% due 12/17/2035                                         12,743     10,433
First Nationwide Trust
     6.500% due 03/25/2029                                          1,200      1,105
General Capital Mortgage Services, Inc.
     7.000% due 11/25/2007                                          1,325      1,298
     6.350% due 05/25/2029                                          1,800      1,703
General Electric Capital Mortgage Services, Inc.
     7.500% due 03/25/2027                                          2,800      2,711
     7.000% due 11/25/2027                                         15,143     14,392
     6.500% due 05/25/2029                                            900        818
General Motors Acceptance Corp.
     6.411% due 11/15/2007                                              0          0
     6.700% due 03/15/2008                                          4,400      4,164
GMAC Commercial Mortgage Securities, Inc.
     6.476% due 09/20/2005 (d)                                      1,100      1,100
     7.151% due 02/15/2008 (d)                                      1,359      1,345
     6.945% due 09/15/2033                                          2,000      1,898
Government National Mortgage Assn.
     1.000% due 11/01/2013                                          3,081      3,284
     7.250% due 12/16/2023                                          7,043      7,010
     7.000% due 07/16/2026                                          1,292      1,223
     6.500% due 03/20/2029                                          2,400      2,150
     6.500% due 08/20/2029                                         13,808     12,401
Guardian Savings & Loan Assn.
     7.754% due 07/25/2019                                            103        103
J.P. Morgan Commercial Mortgage Finance Corp.
     6.533% due 01/15/2030                                         30,000     28,593
LTC Commercial Mortgage
     6.029% due 05/28/2030                                          1,507      1,427
Mellon Residential Funding Corp.
     6.580% due 07/25/2029                                          3,000      2,969
Merrill Lynch Mortgage
     7.071% due 12/26/2025                                            300        293
     6.220% due 02/15/2030                                          1,695      1,636
Morgan Stanley Capital
     6.190% due 01/15/2007                                          4,576      4,398
     6.160% due 04/03/2009                                            233        222
Mortgage Capital Funding, Inc.
     6.325% due 10/18/2007                                          1,776      1,705
Nationslink Funding Corp.
     6.333% due 10/22/2004                                          2,544      2,480
Norwest Asset Securities Corp.
     7.250% due 10/25/2027                                          2,800      2,710
     6.500% due 01/25/2029                                          2,000      1,845
     6.000% due 07/25/2029                                          2,000      1,861
PHH Mortgage Services Corp.
     7.182% due 11/18/2027                                          1,932      1,884
PNC Mortgage Securities Corp.
     7.000% due 12/25/2027                                          2,500      2,331
     6.750% due 04/25/2029                                            200        186
Prudential Home Mortgage Securities
     6.000% due 02/25/2009                                         19,735     17,627
     6.800% due 05/25/2024                                            747        676
Prudential Securities Secured Financing Corp.
     7.000% due 09/25/2020                                          2,025      1,992
Residential Funding Mortgage Securities, Inc.
     6.500% due 12/25/2012                                          9,063      8,553
     8.344% due 03/25/2025 (d)                                      1,142      1,163
     7.000% due 03/25/2026                                          1,786      1,712
     7.000% due 12/25/2027                                          2,925      2,732
     6.750% due 03/25/2028                                          2,000      1,864
     6.500% due 01/25/2029                                          7,000      6,361
     6.500% due 03/25/2029                                          5,000      4,563
     6.500% due 04/25/2029                                            600        545
     7.500% due 11/25/2029                                          3,000      2,868
RMF Commercial Mortgage
     7.100% due 11/28/2027                                          1,809      1,774
Salomon Brothers Mortgage Securities
     7.669% due 11/25/2022 (d)                                        468        468
     6.575% due 09/25/2027                                          3,000      2,986
Securitized Asset Sales, Inc.
     7.000% due 07/25/2024                                            844        840
Starwood Commercial Mortgage
     6.600% due 02/03/2009                                          1,391      1,348
Structured Asset Mortgage Investments, Inc.
     6.650% due 05/25/2022                                         15,670     15,287
     7.247% due 02/25/2030                                          6,653      6,438
Structured Asset Securities Corp.
     5.760% due 12/25/2000 (d)                                      1,206      1,205
     6.875% due 02/25/2030 (d)                                      3,885      3,921
Union Planters Mortgage Finance Corp.
     6.600% due 01/25/2028                                          4,000      3,903
Vendee Mortgage Trust
     6.500% due 03/15/2029                                          2,500      2,214
Washington Mutual, Inc.
     7.500% due 11/19/2029                                          2,000      1,934
                                                                           ---------
                                                                             340,859
                                                                           =========
Federal Home Loan Mortgage Corporation 9.2%
     5.000% due 12/01/2001                                              2          2
     5.500% due 04/13/2030                                            800        707
     6.000% due 09/01/2006-04/13/2030 (g)                          11,497     10,542
     6.250% due 04/01/2003-01/15/2006 (g)                             396        392
     6.341% due 01/01/2028 (d)                                      1,928      1,886
     6.415% due 04/24/2030                                          8,100      8,090
     6.500% due 03/01/2005-04/15/2028 (g)                           5,688      4,707
     7.000% due 09/01/2006-04/13/2030 (g)                          29,299     28,546
     7.186% due 02/01/2027 (d)                                      4,582      4,681
     7.200% due 10/01/2006                                          5,381      5,284
     7.228% due 10/01/2024                                            816        821
     7.301% due 09/01/2026 (d)                                      3,760      3,871
     7.342% due 06/01/2024 (d)                                        429        440
     7.375% due 09/25/2024                                          1,100      1,085
     7.400% due 02/01/2021                                          2,945      2,936
     7.413% due 03/01/2027                                            599        614
     7.450% due 03/25/2022                                          2,503      2,498
     7.500% due 07/01/2009                                            243        241
     7.950% due 01/01/2022                                          4,730      4,791
     8.000% due 01/01/2005-11/01/2013 (g)                           3,513      3,522
     8.250% due 06/01/2008-12/01/2008 (g)                             389        394
     8.500% due 07/01/2008-12/01/2008 (g)                             261        264
     9.500% due 07/01/2004-12/15/2020 (g)                           4,401      4,560
                                                                           ---------
                                                                              90,874
                                                                           =========
Federal Housing Administration 6.2%
     6.875% due 12/01/2016                                            727        698
     6.896% due 07/01/2020                                            942        885
     7.100% due 12/26/2030                                          2,500      2,458
     7.400% due 03/15/2019                                          2,677      2,659
     7.430% due 07/01/2018-07/01/2025 (g)                          45,804     44,243
     7.500% due 12/01/2030-09/01/2034 (g)                           2,124      2,047
     7.625% due 12/01/2016                                            468        469
     7.750% due 01/01/2016-05/01/2028 (g)                           1,346      1,331
     8.400% due 09/01/2016                                          3,231      3,306
     8.440% due 03/01/2017                                          3,049      3,094
                                                                           ---------
                                                                              61,190
                                                                           =========

                                    2000 Annual Report See accompanying notes 17

Mortgage Portfolio
March 31, 2000

                                                                Principal
                                                                   Amount     Value
                                                                   (000s)     (000s)
Federal National Mortgage Association 6.1%
     5.500% due 04/13/2030                                      $  14,000  $  12,220
     6.000% due 04/01/2004-10/01/2028 (g)                           3,224      3,020
     6.100% due 08/25/2021                                          4,966      4,867
     6.250% due 07/01/2003                                            137        135
     6.255% due 09/01/2013                                          1,000        926
     6.500% due 07/25/2015-06/17/2038 (g)                          10,871      9,572
     6.750% due 11/01/2007                                             93         91
     6.784% due 01/01/2027                                          1,925      1,886
     7.052% due 08/01/2009                                          1,792      1,735
     7.131% due 09/01/2007                                          4,597      4,524
     7.219% due 11/01/2025 (d)                                      1,380      1,412
     7.250% due 01/01/2003-10/01/2011 (g)                             449        444
     7.430% due 01/25/2023                                          3,558      3,474
     7.750% due 02/01/2008                                            169        170
     7.875% due 12/01/2023                                          1,776      1,771
     7.896% due 01/01/2024 (d)                                        187        191
     8.014% due 03/01/2024 (d)                                        258        262
     8.247% due 02/01/2024                                            568        586
     8.250% due 05/01/2001                                             16         17
     8.750% due 04/01/2018                                             40         41
     9.250% due 05/01/2010                                             98        102
     9.500% due 11/25/2020                                         11,864     12,367
                                                                           ---------
                                                                              59,813
                                                                           =========
Government National Mortgage Association 69.3%
     1.000% due 05/24/2030 (d)                                     30,000     30,019
     5.650% due 10/20/2018                                          1,331      1,289
     6.000% due 04/19/2030                                         13,700     12,536
     6.250% due 03/16/2029                                          2,500      2,197
     6.375% due 01/20/2022-05/20/2028 (d)(g)                       34,108     34,104
     6.500% due 09/15/2023-06/26/2030 (d)(g)                      110,455    107,300
     6.518% due 06/16/2026-02/16/2030 (d)(g)                        3,773      3,770
     6.618% due 02/16/2030 (d)                                      1,265      1,267
     6.668% due 02/16/2030 (d)                                      1,279      1,283
     6.720% due 11/15/2000                                          1,434      1,417
     6.750% due 07/20/2020-08/20/2027 (d)(g)                       38,645     38,809
     7.000% due 04/20/2017-04/19/2030 (g)                          35,671     34,562
     7.125% due 11/20/2021-10/20/2027 (d)(g)                       64,482     65,301
     7.500% due 10/15/2021-05/22/2030 (g)                         183,774    182,102
     8.000% due 09/15/2005-06/22/2030 (g)                         164,965    166,825
                                                                           ---------
                                                                             682,781
                                                                           =========
Other Mortgage-Backed Securities 0.7%
CDC Depositor Trust I
     6.211% due 01/15/2003 (d)                                      2,543      2,534
DLJ Mortgage Acceptance Corp.
     7.580% due 02/12/2006                                          2,700      2,703
Mid-State Trust
     8.330% due 04/01/2030                                            877        898
Salomon Brothers Mortgage Securities
     11.500% due 09/01/2015                                           334        335
TIAA Retail Commercial Mortgage
     7.170% due 04/15/2008                                            985        968
                                                                           ---------
                                                                               7,438
                                                                           =========
Stripped Mortgage-Backed Securities 0.4%
Chase Mortgage Finance Corp. (PO)
     0.000% due 01/25/2030                                            116         71
Collateralized Mortgage Obligation Trust (PO)
     0.000% due 09/23/2017                                             53         41
Federal Home Loan Mortgage Corp. (IO)
     6.500% due 07/15/2006                                            516         26
     6.500% due 08/15/2006                                            183          4
     6.500% due 11/15/2006                                            303          7
     6.500% due 01/15/2023                                          2,022        261
Federal National Mortgage Association (PO)
     0.000% due 04/25/2023                                          4,360      1,836
Federal National Mortgage Association (IO)
     7.000% due 04/25/2008                                          1,006        121
     6.000% due 07/25/2008                                            189          6
     7.000% due 08/25/2019                                            822         58
     6.500% due 09/25/2021                                            724         84
     6.500% due 03/25/2022                                          2,768        314
Government National Mortgage Association (PO)
     0.000% due 02/26/2019                                            898        795
                                                                           ---------
                                                                               3,624
                                                                           ---------
Total Mortgage-Backed Securities                                           1,246,579
(Cost $1,236,361)                                                          =========

------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 9.7%
------------------------------------------------------------------------------------
Aames Mortgage Trust
     7.055% due 06/15/2028                                          2,000      1,856
Advanta Mortgage Loan Trust
     7.075% due 05/25/2027                                          5,000      4,997
American Residential Eagle Trust
     6.229% due 04/25/2029                                          1,609      1,611
Amresco Residential Securities Mortgage Loan Trust
     7.629% due 09/25/2028 (d)                                      1,000        963
Argentina Funding Corp.
     6.068% due 05/20/2003 (d)                                      1,000      1,001
Bayview Financial Acquisition
     6.258% due 03/25/2030 (d)                                      8,378      8,378
Bridgestone/Firestone Master Trust
     6.170% due 07/01/2003                                            940        939
Captec Franchise Trust
     7.892% due 10/15/2010                                          6,000      5,956
Circuit City Credit Master Trust
     6.109% due 02/15/2006 (d)                                      4,000      4,002
Delta Funding Home Equity Loan
     6.414% due 09/15/2029 (d)                                        965        970
Denver Arena Trust
     6.940% due 11/15/2019                                          4,869      4,420
DVI Business Credit Receivable
     6.663% due 10/15/2003 (d)                                      2,000      2,023
EQCC Home Equity Loan Trust
     6.235% due 04/15/2008                                             60         60
     6.050% due 02/25/2010                                          2,714      2,696
     6.164% due 10/15/2027 (d)                                      1,058      1,057
     5.770% due 03/20/2029                                            830        824
Fingerhut Master Trust
     6.685% due 02/15/2005                                          5,000      4,978
GMAC Mortgage Corp.
     7.930% due 03/25/2030                                          5,000      4,989
Green Tree Financial Corp.
     7.860% due 04/01/2031                                          1,100      1,125
Green Tree Floorplan Receivables Master Trust
     6.339% due 11/13/2003 (d)                                      2,500      2,515
Green Tree Home Improvement Loan
     6.055% due 08/15/2029 (d)                                        816        815
Greenpoint Manufactured Housing
     6.750% due 04/15/2011                                         13,346     13,258
IMC Home Equity Loan Trust
     6.310% due 12/20/2012                                            260        259
Metropolitan Asset Funding, Inc.
     6.339% due 04/25/2029 (d)                                        443        440
MLCC Mortgage Investors, Inc.
     6.384% due 03/15/2025 (d)                                        955        959
Pacific Southwest Bank
     6.060% due 06/15/2002                                            428        426
PacificAmerica Home Equity Loan
     6.049% due 06/26/2028 (d)                                      1,133      1,131
Salomon Brothers Mortgage Securities
     6.305% due 12/15/2029 (d)                                     13,596     13,604
     6.219% due 12/25/2029 (d)                                      3,781      3,754
Saxon Asset Securities Trust
     6.355% due 05/25/2029 (d)                                      1,515      1,511
WFS Financial Owner Trust
     6.411% due 07/20/2002                                          2,745      2,741
WMC Mortgage Loan Trust
     6.281% due 03/20/2028 (d)                                        502        502
     6.242% due 06/20/2028 (d)                                        907        904
                                                                           ---------
Total Asset-Backed Securities                                                 95,664
(Cost $95,487)                                                             =========

18  PIMCO Funds See accompanying notes

                                                                Principal
                                                                   Amount      Value
                                                                   (000s)     (000s)
------------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 4.4%
------------------------------------------------------------------------------------
Commercial Paper 3.6%
Bayerische Landesbank
     6.000% due 05/17/2000                                      $   3,500  $   3,475
British Telecommunications plc
     6.120% due 05/26/2000                                          1,300      1,288
Coca Cola Co.
     6.120% due 06/07/2000                                          1,900      1,878
Commerzbank AG
     6.000% due 05/10/2000                                          2,000      1,988
DaimlerChrysler Holdings Corp.
     6.100% due 06/29/2000                                         12,000     11,824
Exxon Corp.
     6.050% due 04/14/2000                                         15,000     14,973
Xerox Corp.
     5.990% due 06/12/2000                                            200        198
                                                                           ---------
                                                                           $  35,624
                                                                           =========

Repurchase Agreement 0.8%
State Street Bank
     5.600% due 04/03/2000                                          7,550      7,550
     (Dated 03/31/2000. Collateralized by                                  ---------
     Federal Home Loan Mortgage
     Corporation 5.150% due 02/02/2001 valued at $7,701.
     Repurchase proceeds are $7,554.)

U.S. Treasury Bills 0.0%
     5.712% due 04/27/2000                                            320        319
                                                                           ---------

Total Short-Term Instruments                                                  43,493
(Cost $43,493)                                                             =========

Total Investments (a) 153.6%                                              $1,513,632
(Cost $1,503,353)

Written Options (c) (0.0%)                                                      (192)
(Premium $182)

Other Assets and Liabilities (Net) (53.6%)                                  (527,877)
                                                                           ---------

Net Assets 100.0%                                                          $ 985,563
                                                                           =========
Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,503,350 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                                  $  12,490

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                   (2,208)
                                                                           ---------
Unrealized appreciation-net                                                $  10,282
                                                                           =========

(b) Securities with an aggregate market value of $398
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2000:
                                                                       Unrealized
                                                      # of             Appreciation/
Type                                                  Contracts        (Depreciation)
-------------------------------------------------------------------------------------
U.S. Agency 5 Year Note (06/2000)                            50        $         (11)
U.S. Agency 10 Year Note (06/2000)                           80                   18
U.S. Treasury 5 Year Note (06/2000)                          50                   22
U.S. Treasury 10 Year Note (06/2000)                        180                 (217)
                                                                       -------------
                                                                       $        (188)
                                                                       =============

(c) Premiums received on written options:
                                            # of
Type                                        Contracts   Premium                Value
------------------------------------------------------------------------------------
Put - OTC Federal National Mortgage Assn.
  8.000% due 05/2030
  Strike @ 99.312 Exp. 05/08/2000                 250      $ 78        $          47

Put - OTC Federal National Mortgage Assn.
  8.000% due 05/2030
  Strike @ 99.297 Exp. 05/08/2000                  50        16                    9

Call - OTC Federal National Mortgage Assn.
  7.500% due 04/2030
  Strike @ 98.359 Exp. 04/06/2000                 250        88                  136
                                                        ----------------------------
                                                        $   182        $         192
                                                        ============================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Swap agreements outstanding at March 31, 2000:
                                           Fixed                          Unrealized
                                          Spread       Notional        Appreciation/
Type                                         (%)         Amount         Depreciation
------------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year
Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                            1.085        $ 8,000        $          96

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                           0.8675         13,000                  213
                                                                       -------------
                                                                       $         309
                                                                       =============

(f) Principal amount of the security is adjusted for inflation.

(g) Securities are grouped by coupon or range of coupon and represent a range of maturities.

                                    2000 Annual Report See accompanying notes 19

Schedule of Investments
Investment Grade Corporate Portfolio
March 31, 2000

                                                                Principal
                                                                   Amount      Value
                                                                   (000s)     (000s)
------------------------------------------------------------------------------------
CORPORATE BONDS & NOTES 89.1%
------------------------------------------------------------------------------------
Banking & Finance 36.1%
Aristar, Inc.
     7.375% due 09/01/2004                                      $   1,800  $   1,781
Associates Corp. of North America
     5.750% due 11/01/2003                                          1,800      1,705
     5.800% due 04/20/2004                                          2,500      2,353
AT&T Capital Corp.
     7.000% due 08/15/2001                                            300        299
     6.900% due 01/30/2002                                          1,400      1,388
Bear Stearns Co., Inc.
     6.200% due 03/30/2003                                          2,000      1,923
     6.150% due 03/02/2004                                          1,300      1,234
Beneficial Corp.
     8.400% due 05/15/2008                                            140        149
Bombardier Capital, Inc.
     7.500% due 08/15/2004                                         11,300     11,173
Capital One Bank
     6.760% due 07/23/2002                                            400        392
CIT Holdings LLC
     6.875% due 02/16/2005                                          1,500      1,459
Countrywide Home Loans
     6.850% due 06/15/2004                                          3,500      3,402
Credit Asset Receivable
     6.274% due 10/31/2003                                            419        409
Deutsche Bank Capital Trust I
     7.872% due 12/29/2049                                          6,000      5,705
Diageo Capital PLC
     6.625% due 06/24/2004                                          2,000      1,951
Dresdner Funding Trust I
     8.151% due 06/30/2031                                          6,970      6,539
Duke Capital Corp.
     7.250% due 10/01/2004                                            700        692
Finova Capital Corp.
     6.080% due 03/12/2002                                          1,750      1,676
Ford Motor Credit Corp.
     5.800% due 01/12/2009                                            525        465
General Motors Acceptance Corp.
     5.630% due 01/15/2003                                          1,700      1,623
     5.875% due 01/22/2003                                          4,900      4,702
     5.550% due 09/15/2003                                          4,000      3,775
     6.850% due 06/17/2004                                          3,000      2,926
Goldman Sachs Group
     5.900% due 01/15/2003                                          1,000        958
Household Finance Corp.
     7.000% due 08/01/2003                                          3,300      3,246
     6.000% due 05/01/2004                                          3,600      3,409
KBC Bank Fund Trust III
     9.860% due 11/29/2049 (b)                                      5,000      5,303
Korea Development Bank
     7.900% due 02/01/2002                                          1,000        997
     7.625% due 10/01/2002                                          4,000      3,945
     7.125% due 04/22/2004                                          2,000      1,921
     7.375% due 09/17/2004                                          2,000      1,935
LG&E Capital Corp.
     6.205% due 05/01/2004                                          1,000        954
Limestone Electron Trust
     8.625% due 03/15/2003                                          4,000      4,024
Marsh & McLennan Co., Inc.
     6.625% due 06/15/2004                                          1,000        967
MBNA America Bank NA
     6.875% due 07/15/2004                                            800        773
National City Corp.
     6.875% due 05/15/2019                                            415        371
Nordbanken
     7.250% due 11/12/2009                                          2,700      2,621
Osprey Trust
     8.310% due 01/15/2003                                          5,300      5,297
Popular North American, Inc.
     7.375% due 09/15/2001                                            900        895
Sanwa Finance Aruba AEC
     8.350% due 07/15/2009                                          3,900      3,887
Sears Roebuck Acceptance
     6.620% due 07/09/2002                                            900        887
     6.990% due 09/30/2002                                            600        591
     6.250% due 05/01/2009                                          5,000      4,448
Societe Generale
     9.875% due 07/15/2003                                          1,900      2,022
Sprint Spectrum LP
     0.000% due 08/15/2006 (d)                                        200        190
Sumitomo Bank Treasury Co.
     9.400% due 12/29/2049 (b)                                      6,000      6,008
Westdeutsche Landesbank
     6.050% due 01/15/2009                                          1,000        895
                                                                           ---------
                                                                             114,265
                                                                           =========
Industrials 38.6%
Amerco, Inc.
     7.200% due 04/01/2002                                          1,000        970
American Airlines
     9.710% due 01/30/2007                                          2,569      2,666
American Express Travel
     5.625% due 01/22/2004                                          8,000      7,521
Cox Communications, Inc.
     7.000% due 08/15/2001                                          1,000        991
Cox Enterprises, Inc.
     8.000% due 02/15/2007                                          2,000      1,991
Crown Cork & Seal Co.
     7.125% due 09/01/2002                                          2,000      1,949
     6.750% due 04/15/2003                                          3,000      2,869
Dana Corp.
     6.250% due 03/01/2004                                          2,000      1,898
Delphi Auto Systems Corp.
     6.125% due 05/01/2004                                          1,500      1,405
Delta Air Lines, Inc.
     10.570% due 01/02/2007                                         7,006      7,988
     10.430% due 01/02/2011                                           652        738
     10.140% due 08/14/2012                                         4,000      4,523
     10.500% due 04/30/2016                                         3,400      4,051
Fred Meyer, Inc.
     7.375% due 03/01/2005                                         15,000     14,642
Harrahs Operating Co., Inc.
     7.500% due 01/15/2009                                          3,000      2,773
Hertz Corp.
     6.500% due 05/15/2006                                          1,000        940
Houghton Mifflin Co.
     5.970% due 12/03/2001                                          1,000        973
ICI Wilmington
     7.500% due 01/15/2002                                          2,000      1,994
J Seagram & Sons
     6.250% due 12/15/2001                                            700        683
Lehman Brothers Holdings, Inc.
     8.800% due 03/01/2015                                            700        745
Mandalay Resort Group
     6.450% due 02/01/2006                                          2,500      2,098
Marlin Water Trust
     7.090% due 12/15/2001                                          2,597      2,558
Occidental Petroleum
     6.400% due 04/01/2003                                          2,000      1,907
Owens Corning
     7.500% due 05/01/2005                                            500        470
Philip Morris Cos., Inc.
     7.250% due 09/15/2001                                          2,400      2,351
     7.625% due 05/15/2002                                          1,400      1,368
     6.800% due 12/01/2003                                          3,000      2,821
     7.125% due 10/01/2004                                          2,000      1,879
     6.375% due 02/01/2006                                          1,500      1,323
Raytheon Co.
     6.500% due 07/15/2005                                          3,000      2,831
Reliant Energy, Inc.
     6.375% due 11/01/2003                                          2,000      1,897
Rohm & Haas Co.
     6.950% due 07/15/2004                                          2,500      2,470
Spieker Properties LP
     8.000% due 07/19/2005                                            500        496
Time Warner, Inc.
     7.975% due 08/15/2004                                          3,408      3,469
     8.180% due 08/15/2007                                          2,717      2,800
     6.850% due 01/15/2026                                            300        295

20 PIMCO Funds See accompanying notes

                                                      Principal
                                                       Amount            Value
                                                       (000s)            (000s)
================================================================================
TRW, Inc.
     6.625% due 06/01/2004                             $  4,200        $  3,975
United Air Lines, Inc.
     9.000% due 12/15/2003                                3,000           3,032
    11.080% due 03/26/2010                               14,790          15,650
    11.080% due 03/26/2011                                2,835           3,074
Vodafone AirTouch PLC
     7.625% due 02/15/2005                                3,000           3,030
                                                                       --------
                                                                        122,104
                                                                       ========
Utilities 14.4%
Cincinnati Gas & Electric Co.
     6.450% due 02/15/2004                                3,000           2,868
Cleveland Electric Illuminum Co.
     7.130% due 07/01/2007                                  150             142
Detroit Edison Co.
     7.500% due 02/01/2005                                3,000           3,004
K N Energy, Inc.
     6.450% due 11/30/2001                                7,685           7,551
Long Island Lighting Co.
     8.200% due 03/15/2023                                2,000           1,996
MCI WorldCom, Inc.
     6.125% due 08/15/2001                                2,000           1,975
     6.125% due 04/15/2002                                3,100           3,023
     8.875% due 01/15/2006                                1,800           1,876
Niagara Mohawk Power
     6.875% due 03/01/2001                                1,000             995
     7.125% due 07/01/2001                                2,193           2,163
     5.875% due 09/01/2002                                1,750           1,685
     7.250% due 10/01/2002                                3,402           3,327
     7.375% due 07/01/2003                                1,512           1,475
     7.625% due 10/01/2005                                  113             111
PP&L, Inc.
     7.700% due 11/15/2002                                2,800           2,761
Sprint Capital Corp.
     5.875% due 05/01/2004                                3,690           3,495
Texas Utilities Co.
     5.940% due 10/15/2001                                3,600           3,529
TXU Eastern Funding
     6.150% due 05/15/2002                                2,700           2,613
Western Resources, Inc.
     6.250% due 08/15/2003                                1,000             861
                                                                       --------
                                                                         45,450
                                                                       --------
Total Corporate Bonds & Notes                                           281,819
(Cost $280,431)                                                        ========

--------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS 1.3%
--------------------------------------------------------------------------------
U.S. Treasury Notes
     6.500% due 08/15/2005 (e)                            4,000           4,026
                                                                       --------
Total U.S. Treasury Obligations                                           4,026
(Cost $4,006)                                                          ========

--------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 1.5%
--------------------------------------------------------------------------------
Delta Air Lines Equipment Trust
    10.430% due 01/02/2011                                  736             799
Denver Arena Trust
     6.940% due 11/15/2019                                3,116           2,829
United Air Lines Equipment Trust
    10.850% due 02/19/2015                                1,000           1,157
                                                                       --------
Total Asset-Backed Securities                                             4,785
(Cost $4,735)                                                          ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 7.1%
--------------------------------------------------------------------------------
Commercial Paper 6.7%
Associates First Capital
     6.090% due 06/29/2000                                5,000           4,926
DaimlerChrysler Holdings Corp.
     6.100% due 06/29/2000                               15,000          14,779
KFW International Finance Corp.
     6.060% due 06/22/2000                                  500             493
Procter & Gamble Co.
     6.080% due 06/02/2000                                1,000             990
                                                                       --------
                                                                         21,188
                                                                       ========
                                                       Principal
                                                         Amount          Value
                                                         (000s)          (000s)
================================================================================
Repurchase Agreement 0.4%
State Street Bank
5.600% due 04/03/2000                                  $  1,404        $  1,404
(Dated 03/31/2000. Collateralized by                                   --------
Federal Home Loan Mortgage Corporation
5.750% due 05/15/2001 valued at $1,432.
Repurchase proceeds are $1,405.)

Total Short-Term Instruments                                             22,592
(Cost $22,592)                                                         ========

Total Investments (a) 99.0%                                            $313,222
(Cost $311,764)

Other Assets and Liabilities (Net) 1.0%                                   3,057
                                                                       --------
Net Assets 100.0%                                                      $316,279
                                                                       ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $311,764 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                              $  2,186

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                                (728)
                                                                       --------
Unrealized appreciation-net                                            $  1,458
                                                                       ========

(b) Variable rate security. The rate listed is as of March 31, 2000.

(c) Swap agreements outstanding at March 31, 2000:

                                                 Fixed
                                                Spread   Notional     Unrealized
Type                                               (%)     Amount   Appreciation
--------------------------------------------------------------------------------
Receive the 30-year Swap Spread and pay a fixed spread.
The 30-year Swap Spread is the difference between the 30-year Swap Rate and the 30-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                                 1.0850   $  2,000     $       24

Receive the 10-year Swap Spread and pay a fixed spread.
The 10-year Swap Spread is the difference between the 10-year Swap Rate and the 10-year Treasury Rate.

Broker: Goldman Sachs
Exp. 02/15/2005                                 0.8675      4,000             65
                                                                      ----------
                                                                      $       89
                                                                      ----------

(d) Security becomes interest bearing at a future date.

(e) Subject to financing transaction.

                                    2000 Annual Report See accompanying notes 21

Schedule of Investments
International Portfolio
March 31, 2000
                                                  Principal
                                                     Amount          Value
                                                     (000s)          (000s)
--------------------------------------------------------------------------------
AUSTRALIA (e)(f) 5.7%
--------------------------------------------------------------------------------
Bankers Trust Australia
     6.409% due 06/02/2008 (d)                $      7,700       $   7,473
Commonwealth of Australia
     8.750% due 08/15/2008 (j)               A$      3,500           2,445
     7.500% due 09/15/2009 (j)                      50,000          32,737
General Motors Acceptance Corp.
     3.967% due 03/25/2002 (d)               EC     14,300          13,683
Registered Australian Mortgage Securities
     4.017% due 09/26/2032 (d)                       9,400           8,989
                                                                   -------
Total Australia                                                     65,327
(Cost $66,095)                                                     =======

--------------------------------------------------------------------------------
CANADA (e)(f) 1.1%
--------------------------------------------------------------------------------
Beneficial Canada, Inc.
     6.350% due 04/01/2002                   C$      4,070           2,797
City of Montreal
    11.500% due 09/20/2000                           1,500           1,060
Commonwealth of Canada
     9.000% due 12/01/2004 (j)                         245             188
     8.000% due 06/01/2027                             500             450
Newcourt Credit Group
     8.250% due 09/15/2000                           7,400           5,152
Royal Bank of Canada
     6.198% due 02/07/2005 (d)                $      2,500           2,496
                                                                   -------
Total Canada                                                        12,143
(Cost $12,223)                                                     =======

--------------------------------------------------------------------------------
CAYMAN ISLANDS(e)(f) 0.8%
--------------------------------------------------------------------------------
MBNA American Euro
     3.589% due 05/19/2004 (d)               EC     10,000           9,548
                                                                   -------
Total Cayman Islands                                                 9,548
(Cost $10,620)                                                     =======

--------------------------------------------------------------------------------
CROATIA (e)(f) 0.1%
--------------------------------------------------------------------------------
Republic of Croatia
     7.000% due 03/28/2005                   EC      1,470           1,391
                                                                   -------
Total Croatia                                                        1,391
(Cost $1,414)                                                      =======

--------------------------------------------------------------------------------
DENMARK (e)(f) 0.1%
--------------------------------------------------------------------------------
Danske Kredit Mortgage
     5.000% due 10/01/202                    DK      2,532             288
Realkredit Danmark Mortgage
     5.000% due 10/01/2029                           3,485             396
                                                                   -------
Total Denmark                                                          684
(Cost $801)                                                        =======

--------------------------------------------------------------------------------
FRANCE (e)(f) 0.7%
--------------------------------------------------------------------------------
AXA
     2.500% due 01/01/2014                   EC      1,385           1,312
Compagnie Financiere de CIC-UE
     6.886% due 10/29/2049 (d)                $      3,700           3,561
Republic of France
     3.000% due 07/25/2009 (h)               EC      3,739           3,371
                                                                   -------
Total France                                                         8,244
(Cost $8,946)                                                      =======

--------------------------------------------------------------------------------
GERMANY (e)(f) 6.3%
--------------------------------------------------------------------------------
Depfa Pfandbriefbank
     5.500% due 01/15/2010                   EC     40,000          37,651
Hypothekenbank in Essen AG
     4.750% due 08/11/2008 (j)                       4,420           3,986
Republic of Germany
     5.375% due 01/04/2010 (j)                      13,150          12,716
     4.750% due 07/04/2028 (j)                      21,250          17,760
                                                                   -------
Total Germany                                                       72,113
(Cost $73,080)                                                     =======

                                                     Principal
                                                        Amount        Value
                                                         (000s)       (000s)
================================================================================

--------------------------------------------------------------------------------
GREECE (e)(f) 5.1%
--------------------------------------------------------------------------------
CSFP Credit
     6.601% due 11/19/2004 (d)                  $       29,450   $   29,715
Hellenic Finance
     2.000% due 07/15/2003                     EC        2,400        2,302
Hellenic Republic
     6.684% due 06/06/2001 (d)                  $       16,300       16,566
    10.200% due 05/19/2003 (d)                 GD    1,100,000        3,254
    10.180% due 06/17/2003 (d)                       1,611,700        4,770
    10.240% due 10/23/2003 (d)                         710,400        2,120
                                                                 ----------
Total Greece                                                         58,727
(Cost $61,488)                                                   ==========

--------------------------------------------------------------------------------
ITALY (e)(f) 3.7%
--------------------------------------------------------------------------------
Island Finance
     4.326% due 03/30/2015 (d)                 EC        4,800        4,591
Republic of Italy
     4.250% due 11/01/2009 (j)                           7,230        6,317
     5.250% due 11/01/2029 (j)                          35,010       30,840
                                                                 ----------
Total Italy                                                          41,748
(Cost $41,909)                                                   ==========

--------------------------------------------------------------------------------
JAPAN (e)(f) 0.6%
--------------------------------------------------------------------------------
International Credit Receivable Japan 1 Tranche A
     0.478% due 11/22/2004 (d)                 JY      163,222        1,589
International Credit Receivable Japan 1 Tranche B
     0.578% due 11/22/2004 (d)                         230,000        2,240
SHL Corp. Ltd.
     0.571% due 12/25/2024 (d)                         208,963        2,035
     0.871% due 12/25/2024 (d)                         116,000        1,130
                                                                 ----------
Total Japan                                                           6,994
(Cost $6,539)                                                    ==========

--------------------------------------------------------------------------------
MEXICO (e)(f) 1.1%
--------------------------------------------------------------------------------
United Mexican States
     5.000% due 09/30/2002                     JY    1,194,000       12,028
                                                                 ----------
Total Mexico                                                         12,028
(Cost $11,979)                                                   ==========

--------------------------------------------------------------------------------
NETHERLANDS (e)(f) 1.8%
--------------------------------------------------------------------------------
Bank of Japan
     2.140% due 11/16/2009                     JY      400,000        3,901
Deutsche Bank Financial
     6.235% due 12/17/2003 (d)                  $        5,000        4,992
Mannesmann Finance BV
     4.750% due 05/27/2009                     EC        6,400        5,471
Tecnost International NV
     5.616% due 06/23/2004 (d)                           6,540        6,419
                                                                 ----------
Total Netherlands                                                    20,783
(Cost $21,222)                                                   ==========

--------------------------------------------------------------------------------
NEW ZEALAND (e)(f) 2.6%
--------------------------------------------------------------------------------
Commonwealth of New Zealand
     4.500% due 02/15/2016 (j)                 N$       59,670       29,061
                                                                 ----------
Total New Zealand                                                    29,061
(Cost $36,231)                                                   ==========

--------------------------------------------------------------------------------
POLAND 0.1%
--------------------------------------------------------------------------------
Republic of Poland
     3.500% due 10/27/2024 (d)                  $        1,650        1,023
     4.000% due 10/27/2024                                 500          334
                                                                 ----------
Total Poland                                                          1,357
(Cost $1,362)                                                    ----------

22  PIMCO Funds See accompanying notes

                                                       Principal
                                                         Amount     Value
                                                         (000s)    (000s)
--------------------------------------------------------------------------------
PORTUGAL (e)(f) 5.5%
--------------------------------------------------------------------------------
Portugal Government
     3.950% due 07/15/2009 (j)                   EC     74,300   $ 63,276
                                                                 --------
Total Portugal                                                     63,276
(Cost $68,280)                                                   ========

--------------------------------------------------------------------------------
SOUTH KOREA (e)(f) 2.7%
--------------------------------------------------------------------------------
Export-Import Bank Korea
     3.179% due 03/20/2002 (d)                   DM      4,900      2,266
Hansol Paper Co. Ltd.
     7.934% due 05/24/2001 (d)                    $      2,000      2,020
Korea Development Bank
     9.600% due 12/01/2000                               1,400      1,417
     3.610% due 05/14/2001 (d)                   DM      4,540      2,189
     2.770% due 05/21/2001                       JY    500,000      4,967
     1.875% due 02/13/2002                              28,000        273
     2.700% due 08/16/2002                             991,000      9,930
     4.700% due 03/18/2004                             710,000      7,412
                                                                 --------
Total South Korea                                                  30,474
(Cost $29,909)                                                   ========

--------------------------------------------------------------------------------
SPAIN 1.8%
--------------------------------------------------------------------------------
Kingdom of Spain
     5.150% due 07/30/2009 (j)                   EC     17,990     16,918
     6.000% due 01/31/2029 (j)                           3,780      3,728
                                                                 --------
Total Spain                                                        20,646
(Cost $21,884)                                                   ========

--------------------------------------------------------------------------------
SUPRANTIONAL (e)(f) 7.0%
--------------------------------------------------------------------------------
Eurofima
     4.750% due 07/07/2004 (j)                   SK      4,000        440
European Investment Bank
     6.000% due 11/26/2004                       BP      2,320      3,598
     5.375% due 08/28/2007                       NK     28,000      3,081
     5.500% due 12/07/2009 (j)                   BP     12,000     18,177
International Bank for Reconstruction & Development
     6.875% due 07/14/2000                               2,600      4,147
     7.000% due 09/18/2000                       N$     66,300     33,010
     7.250% due 04/09/2001                              22,372     11,108
     7.000% due 06/07/2002                       BP      2,000      3,197
World Bank
    10.250% due 04/11/2002                       PP    155,000      3,559
                                                                 --------
Total Supranational                                                80,317
(Cost $85,982)                                                   ========

--------------------------------------------------------------------------------
TUNISIA (e)(f) 0.2%
--------------------------------------------------------------------------------
Banque Centrale De Tunisiez
     7.500% due 08/06/2009                       EC      2,800      2,724
                                                                 --------
Total Tunisia                                                       2,724
(Cost $2,846)                                                    ========

--------------------------------------------------------------------------------
UNITED KINGDOM (e) (f) 10.5%
--------------------------------------------------------------------------------
Abbey National Treasury Service
     7.625% due 12/30/2002                       BP      4,170      6,717
Bank of Scotland Capital Fund
     8.117% due 03/31/2049                               3,180      5,060
BG Transco Holdings plc
     7.057% due 12/14/2009 (d)                           3,560      5,688
Halifax Group Euro Finance
     7.627% due 12/29/2049 (d)                   EC      6,000      5,816
Halifax Group Sterling Finance
     7.881% due 12/29/2049 (d)                   BP     10,210     16,747
HAUS Limited
     3.850% due 12/10/2037 (d)                   EC     12,800     12,242
Lloyds TSB Bank plc
     6.313% due 11/29/2049                        $      1,100        894
SCCR Series 1 Ltd.
     3.500% due 05/15/2000 (d)                   IL    200,000   $     99
United Kingdom Gilt
     8.000% due 06/10/2003 (j)                   BP     30,000     50,210
     5.750% due 12/07/2009 (j)                          10,000     16,539
                                                                 --------
Total United Kingdom                                              120,012
(Cost $121,214)                                                  ========

--------------------------------------------------------------------------------
UNITED STATES 62.7%
--------------------------------------------------------------------------------
Asset-Backed Securities 9.3%
Advanta Mortgage Loan Trust
     6.500% due 11/25/2029 (d)                    $      2,941      2,943
AFC Home Equity Loan Trust
     6.099% due 03/25/2027 (d)                           3,851      3,853
Amresco Residential Securities Mortgage Loan Trust
     6.595% due 06/25/2029 (d)                           8,213      8,245
Argentina Funding Corp.
     6.331% due 05/20/2003 (d)                             700        701
Banc One Auto Grantor Trust
     6.270% due 11/20/2003                                 372        370
Banc One Home Equity Trust
     6.460% due 06/25/2029                               2,046      2,034
Champion Home Equity Loan Trust
     8.267% due 02/25/2028 (d)                           2,864      2,923
Charter Financial, Inc.
     6.590% due 02/25/2002                               9,200      9,192
Chase Manhattan Grantor Trust
     6.610% due 09/15/2002                                 268        269
Contimortgage Home Equity Loan Trust
     6.420% due 04/25/2014                               1,362      1,354
Daimler-Benz Vehicle Trust
     5.230% due 12/20/2001                                 647        646
Emergent Home Equity Loan Trust
     6.745% due 05/15/2012                                  73         73
Green Tree Financial Corp.
     6.450% due 01/15/2026                               1,514      1,515
     6.800% due 10/15/2027                               4,532      4,531
Green Tree Home Equity Loan Trust
     6.290% due 10/15/2013                               5,664      5,647
IKON Receivables LLC
     5.600% due 05/15/2005                               2,900      2,894
Illinois Power Special Purpose Trust
     5.390% due 06/25/2002                                  19         19
Metris Master Trust
     6.721% due 04/20/2006 (d)                           2,500      2,515
MLCC Mortgage Investors, Inc.
     6.265% due 03/15/2025 (d)                          11,840     11,886
Nissan Auto Receivables Grantor Trust
     5.450% due 04/15/2004                                 963        951
Pacific Southwest Bank
     6.060% due 06/15/2002                                 428        426
PSB Lending Home Loan Owner Trust
     6.830% due 05/20/2018                               1,930      1,892
Salomon Brothers Mortgage Securities
     6.305% due 11/15/2029 (d)                           4,659      4,662
     6.219% due 02/25/2030 (d)                          19,403     19,264
United Panama Mortgage Loan Asset Backed
     6.329% due 10/25/2029 (d)                          17,560     17,541
                                                                 --------
                                                                  106,346
                                                                 ========
Corporate Bonds & Notes 19.8%
AT&T Capital Corp.
     6.310% due 04/23/2002 (d)                           4,500      4,512
BTM Holdings
6.680% due 09/29/2049 (d)                                  500        500
Coastal Corp.
6.569% due 03/06/2002 (d)                               10,000     10,000
Conagra, Inc.
6.340% due 06/12/2000 (d)                                2,000      1,999
Credit Lyonnais
7.438% due 09/19/2049                                    2,000      1,923
CSX Corp.
6.430% due 06/15/2000 (d)                                2,000      1,999

                                    2000 Annual Report See accompanying notes 23

International Portfolio
March 31, 2000
                                                  Principal
                                                   Amount       Value
                                                   (000s)      (000s)
================================================================================
DQE Capital Corp.
     6.539% due 01/15/2002 (d)                  $    1,400   $    1,400
Enron Corp.
     6.577% due 09/10/2001 (d)                       1,000        1,001
Finova Capital Corp.
     6.720% due 11/08/2002 (d)                       5,260        5,280
     6.480% due 04/08/2003 (d)                       2,900        2,902
Ford Motor Credit Co.
     1.200% due 02/07/2005                 JY      458,000        4,408
General Motors Acceptance Corp.
     6.140% due 01/28/2002 (d)                  $    5,100        5,099
     0.234% due 07/26/2002                         341,000        3,319
     6.299% due 11/12/2002 (d)                       2,000        2,003
     6.251% due 04/05/2004 (d)                      32,860       32,860
     6.875% due 09/09/2004                 BP        7,290       11,563
     5.500% due 02/02/2005                 EC       16,900       16,188
Gold Eagle
     9.003% due 04/16/2001                      $    7,000        6,992
KBC Bank Fund Trust IV
     8.220% due 11/29/2049                 EC        1,400        1,415
Lehman Brothers Holdings, Inc.
     6.690% due 04/04/2003 (d)                  $    4,900        4,972
Merrill Lynch & Co.
     6.129% due 11/01/2001 (d)                       7,200        7,195
Morgan Stanley, Dean Witter, Discover and Co.
     6.165% due 01/28/2002 (d)                      20,400       20,403
Procter & Gamble Co.
     1.500% due 12/07/2005                 JY    1,000,000        9,728
Protective Life Funding Trust
     6.390% due 01/17/2003 (d)                  $    2,100        2,100
Prudential Funding Corp.
     6.126% due 12/21/2000 (d)                       7,900        7,896
Salomon, Smith Barney Holdings
     3.650% due 02/14/2002 (d)                      12,976       12,749
     6.393% due 10/21/2002 (d)             BP        2,480        3,941
     6.320% due 02/11/2003 (d)                  $      400          400
Sprint Spectrum LP
    11.000% due 08/15/2006                           6,845        7,378
Texas Utilities Co.
     6.791% due 06/25/2001                          12,100       12,089
     7.105% due 09/24/2001                           4,300        4,323
TRW, Inc.
     6.601% due 06/28/2000 (d)                       4,200        4,199
Williams Communications Group, Inc.
     6.540% due 11/15/2001                          13,200       13,200
                                                             ----------
                                                                225,936
Mortgage-Backed Securities 12.5%                             ==========
CDC Depositor Trust I
     6.913% due 12/14/2001 (d)                       8,400        8,434
Chase Mortgage Finance Corp.
     6.550% due 08/25/2028                           2,160        2,131
Citicorp Mortgage Securities, Inc.
     6.500% due 07/25/2028                           2,183        2,147
Countrywide Home Loans
     6.750% due 08/25/2028                           1,142        1,126
Crusade Global Trust
     6.400% due 02/15/2030 (d)                      26,100       26,165
Federal National Mortgage Assn.
     7.000% due 01/01/2005                           1,595        1,578
     7.000% due 02/25/2020                           5,550        5,500
Government National Mortgage Assn.
     6.750% due 07/20/2025 (d)                       1,086        1,089
     6.750% due 09/20/2025 (d)                         534          535
     6.375% due 05/20/2026 (d)                       2,201        2,213
     7.000% due 04/24/2030-05/24/2030 (d)(g)        57,400       34,421
     7.000% due 06/26/2030 (d)                       5,400        5,403
Medallion Trust
     6.471% due 03/17/2031 (d)                      12,300       12,300
Nationslink Funding Corp.
     6.240% due 04/10/2007 (d)                       1,633        1,633
Residential Funding Mortgage Securities, Inc.
     6.750% due 06/25/2028                           1,142        1,126
     6.560% due 05/12/2032 (d)                      31,600       31,580
Resolution Trust Corp.
     6.290% due 06/25/2021 (d)                         884          881
Sasco Floating Rate Commercial Mortgage
     6.280% due 11/20/2001 (d)                       4,193        4,203
                                                             ----------
                                                                142,465
U.S. Government Agencies 8.2%                                ==========
Federal Home Loan Bank
     5.663% due 02/15/2002 (d)                      31,480       30,936
Federal National Mortgage Assn.
     6.875% due 06/07/2002                 BP          230          367
     7.250% due 06/20/2002 (j)             N$      116,650       57,627
Student Loan Marketing Assn.
     6.395% due 10/25/2004 (d)                  $    1,225        1,222
     6.019% due 10/25/2007 (d)                       3,500        3,480
                                                             ----------
                                                                 93,632
U.S. Treasury Obligations 12.9%                              ==========
Treasury Inflation Protected Securities
     3.625% due 07/15/2002 (h)(j)                  138,885      138,494
U.S. Treasury Notes
     5.125% due 08/31/2000 (b)                       8,995        8,956
                                                             ----------
                                                                147,450
                                                             ----------
Total United States                                             715,829
(Cost $720,495)                                              ==========

--------------------------------------------------------------------------------
PURCHASED CALL OPTIONS 1.1%
--------------------------------------------------------------------------------
Eurodollar vs. U.S. Dollar (OTC)
     Strike @ 0.870 Exp. 04/25/2000        EC      120,000       12,042
U.S. Dollar vs. Eurodollar (OTC)
     Strike @ 1.050 Exp. 07/28/2000             $   19,300           77
                                                    19,150           76
                                                    19,300           77
                                                             ----------
Total Purchased Call Options                                     12,272
(Cost $13,040)                                               ==========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 12.2%
--------------------------------------------------------------------------------
Commercial Paper 11.6%
American Express
     6.040% due 05/30/2000                      $   34,700       34,368
Conoco, Inc.
     5.970% due 04/02/2000                           1,000          999
Federal Home Loan Mortgage Corp.
     5.970% due 05/02/2000                          27,300       27,169
     6.020% due 06/29/2000                          14,500       14,289
Finova Capital Corp.
     6.020% due 06/06/2000                          23,000       22,740
Monsanto Co.
     5.900% due 05/12/2000                           2,000        1,987
Norfolk Southern Corp.
     6.140% due 05/22/2000                           1,300        1,289
     6.140% due 05/25/2000                          23,000       22,796
Sumitomo Bank
     6.050% due 04/13/2000                           7,000        6,988
                                                             ----------
                                                                132,625
Repurchase Agreement 0.6%                                    ==========
State Street Bank
     5.600% due 04/03/2000                           6,591        6,591
     (Dated 03/31/2000. Collateralized by                    ----------
     Federal Home Loan Mortgage Corporation
     5.750% due 05/15/2001 valued at $6,723.
     Repurchase proceeds are $6,594.)

24  PIMCO Funds See accompanying notes

                                                       Principal
                                                          Amount          Value
                                                          (000s)         (000s)
================================================================================
U.S. Treasury Bills (b) 0.0%
U.S Treasury Bills
     5.600% due 04/27/2000                             $     350    $       349
                                                                    -----------

Total Short-Term Instruments                                            139,565
(Cost $139,579)                                                     ============

Total Investments (a) 133.5%                                        $ 1,525,263
(Cost $1,557,138)

Written Options (c) (0.0%)                                                 (296)
(Premiums $165)

Other Assets and Liabilities (Net) (33.5%)                             (382,752)
                                                                    ------------

Net Assets 100.0%                                                   $ 1,142,215
                                                                    ============

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $1,557,357 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                           $     4,150

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                             (36,244)
                                                                    ------------

Unrealized depreciation-net                                         $   (32,094)
                                                                    ============
(b) Securities with an aggregate market value of $9,305
have been segregated with the custodian to cover margin
requirements for the following open futures contracts at
March 31, 2000:
                                                                     Unrealized
                                                            # of  Appreciation/
Type                                                   Contracts (Depreciation)
--------------------------------------------------------------------------------
EuroBond 10 Year Note (06/2000)                            1,390    $     3,737
United Kingdom Gilt (06/2000)                                120            118
Eurodollar March Futures (03/2001)                           305            (69)
U.S. Treasury 10 Year Note (06/2000)                           2              5
United Kingdom 90 Day LIBOR (09/2000)                        200            249
                                                                    ------------
                                                                    $     4,040
(c) Premiums received on written options:                           ============

                                                 # of
Type                                        Contracts    Premium          Value
--------------------------------------------------------------------------------
Put - OTC Eurodollar vs. Japanese Yen
     Strike @ 102.00 Exp. 05/01/2000        5,910,000  $     118    $       278
Put - OTC Australia Dollar vs. U.S. Dollar
     Strike @ 0.575 Exp. 06/01/2000        13,760,000         47             18
                                                       -------------------------
                                                       $     165    $       296
                                                       =========================

(d) Variable rate security. The rate listed is as of March 31, 2000.

(e) Foreign forward currency contracts outstanding at March 31, 2000:

                                                       Principal
                                                          Amount     Unrealized
                               Covered by             Settlement  Appreciation/
Type           Currency          Contract                  Month (Depreciation)
--------------------------------------------------------------------------------
Sell                 A$            15,360                04/2000    $        50
Buy                                35,205                04/2000            (82)
Sell                               21,694                05/2000            134
Sell                 BP            50,343                04/2000           (792)
Buy                                12,092                04/2000            204
Sell                 C$            33,970                04/2000           (120)
Buy                                33,510                04/2000            311
Sell                                9,346                05/2000             48
Sell                                9,897                06/2000            (41)
Buy                  DK            10,172                04/2000            (15)
Sell                               23,961                04/2000             20
Sell                 EC            68,307                03/2000           (236)
Buy                               183,922                04/2000         (1,051)
Sell                              250,881                04/2000          5,253
Sell                 GD         3,707,366                04/2000            161
Sell                 H$           205,341                09/2000           (196)
Buy                               205,341                09/2000              1
Buy                  HF         3,950,000                08/2000           (708)
Buy                             2,169,000                01/2001           (539)
Sell                 JY         5,183,659                04/2000         (1,803)
Buy                             3,086,787                04/2000            780
Sell                            9,720,907                05/2000         (2,629)
Sell                 N$            90,503                04/2000           (765)
Sell                              120,155                05/2000           (960)
Sell                 NK            28,984                05/2000             27
Buy                  PZ             1,080                04/2000              9
Sell                                1,080                04/2000              0
Buy                                23,629                01/2001            (34)
Buy                                61,360                02/2001             77
Buy                                21,950                03/2001             39
Sell                 SK            86,014                04/2000              3
                                                                    ------------
                                                                    $    (2,854)
                                                                    ============
(f) Principal amount denoted in indicated currency:

               A$ - Australian Dollar
               BP - British Pound
               C$ - Canadian Dollar
               DK - Danish Krone
               DM - German Mark
               EC - Euro
               GD - Greek Drachma
               H$ - Hong Kong Dollar
               HF - Hungarian Forint
               IL - Italian Lira
               JY - Japanese Yen
               N$ - New Zealand Dollar
               NK - Norwegian Krone
               PP - Philippine Peso
               PZ - Polish Zloty
               SK - Swedish Krona

(g) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(h) Principal amount of the security is adjusted for inflation.

(i) Reverse repurchase agreements were entered into March 27, 2000 paying interest at 5.00%. The following securities were segregated with collateral for reverse repurchase agreements:

Type                                                    Maturity          Value
--------------------------------------------------------------------------------
Residential Funding Mortgage Securities, Inc.         05/12/2032        $31,580

                                    2000 Annual Report See accompanying notes 25

International Portfolio
March 31, 2000

                                                                                                       Principal
                                                                                                          Amount               Value
                                                                                                          (000s)              (000s)
====================================================================================================================================
(i) Swap agreements outstanding at March 31, 2000:
                                                                                                                          Unrealized
                                                                                                        Notional       Appreciation/
Type                                                                                                      Amount        Depreciation
------------------------------------------------------------------------------------------------------------------------------------
Receive fixed rate equal to 6.190% and pay floating rate
based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 06/10/2002                                                                            N$            200,000            $(2,646)

Receive fixed rate equal to 7.470% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Citibank
Exp. 08/31/2001                                                                            N$             50,000                 72

Receive fixed rate equal to 7.710% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 09/04/2001                                                                            N$             50,000                 23

Receive fixed rate equal to 7.600% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 09/25/2001                                                                            N$            100,000                (10)

Receive fixed rate equal to 6.750% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 03/15/2002                                                                            N$             50,000               (321)

Receive fixed rate equal to 7.470% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Citibank
Exp. 04/15/2004                                                                            N$             86,400               (365)

Receive fixed rate equal to 7.870% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Citibank
Exp. 10/05/2009                                                                            N$             50,000                 35

Receive fixed rate equal to 7.480% and pay floating rate based on 3 month New Zealand Bank Bill.

Broker: Deutsche Bank AG
Exp. 10/04/2001                                                                            N$            100,000                (72)
                                                                                                                            -------
                                                                                                                            $(3,284)
                                                                                                                            =======

(j) Subject to financing transaction.

26  PIMCO Funds See accompanying notes

Schedule of Investments
Emerging Markets Portfolio
March 31, 2000
                                                Principal
                                                  Amount        Value
                                                  (000s)       (000s)
--------------------------------------------------------------------------------
ARGENTINA 0.3%
--------------------------------------------------------------------------------
Republic of Argentina
     0.000% due 04/15/2001                       $   600     $   552
     6.875% due 03/31/2023 (d)                       600         506
                                                             -------
Total Argentina                                                1,058
(Cost $1,064)                                                =======

--------------------------------------------------------------------------------
BRAZIL 5.9%
--------------------------------------------------------------------------------
Government of Brazil
     7.000% due 01/01/2001 (d)                   $ 2,202       2,194
    11.625% due 04/15/2004                         3,000       3,030
     6.938% due 04/15/2006 (d)                    16,497      14,971
     8.000% due 04/15/2014                           789         590
                                                             -------
Total Brazil                                                  20,785
(Cost $19,983)                                               =======

--------------------------------------------------------------------------------
BULGARIA 10.3%
--------------------------------------------------------------------------------
Republic of Bulgaria
     7.063% due 07/28/2011 (d)                   $ 4,250       3,368
     2.750% due 07/28/2012 (d)                     8,906       6,422
     7.063% due 07/28/2024 (d)                    33,300      26,767
                                                             -------
Total Bulgaria                                                36,557
(Cost $35,796)                                               =======

--------------------------------------------------------------------------------
CHILE 0.9%
--------------------------------------------------------------------------------
Republic of Chile
     6.875% due 04/28/2009                       $ 3,350       3,116
                                                             -------
Total Chile                                                    3,116
(Cost $3,151)                                                =======

--------------------------------------------------------------------------------
COLUMBIA 4.4%
--------------------------------------------------------------------------------
Republic of Colombia
    11.218% due 08/13/2005 (d)                   $    60          59
     7.625% due 02/15/2007                         5,400       4,374
     8.625% due 04/01/2008                           300         250
     9.750% due 04/23/2009                         6,825       6,186
    11.750% due 02/25/2020                         5,000       4,875
                                                             -------
Total Colombia                                                15,744
(Cost $15,864)                                               =======

--------------------------------------------------------------------------------
CROATIA (b)(c) 2.0%
--------------------------------------------------------------------------------
Republic of Croatia
     7.000% due 02/27/2002                       $ 1,000         971
     7.000% due 03/28/2005                EC       1,000         946
     7.063% due 07/31/2006 (d)                   $ 5,375       5,093
                                                             -------
Total Croatia                                                  7,010
(Cost $7,061)                                                =======

--------------------------------------------------------------------------------
IVORY COAST (c) 0.4%
--------------------------------------------------------------------------------
Government of Ivory Coast
     1.900% due 03/29/2018                FF      45,238       1,369
                                                             -------
Total Ivory Coast                                              1,369
(Cost $1,730)                                                =======

--------------------------------------------------------------------------------
JORDAN 4.9%
--------------------------------------------------------------------------------
Kingdom of Jordan
     5.500% due 12/23/2023                       $25,450      17,395
                                                             -------
Total Jordan                                                  17,395
(Cost $17,287)                                               =======

--------------------------------------------------------------------------------
MALAYSIA 0.6%
--------------------------------------------------------------------------------
Republic of Malaysia
     6.875% due 05/15/2001                       $ 2,200       2,200
                                                             -------
Total Malaysia                                                 2,200
(Cost $2,192)                                                =======


                                                Principal
                                                  Amount        Value
                                                  (000s)       (000s)
--------------------------------------------------------------------------------
MEXICO (b)(c) 14.1%
--------------------------------------------------------------------------------
Banco Nacional de Comercio Exterior
     7.250% due 02/02/2004                       $ 4,850     $ 4,632
Grupo Televisa SA
    13.250% due 05/15/2008                         7,825       7,727
Nuevo Grupo Iusacell SA De CV
    14.250% due 12/01/2006                         1,600       1,716
Petroleos Mexicanos
     8.402% due 07/15/2005 (d)                     1,500       1,481
     9.375% due 12/02/2008                         3,000       3,083
     9.500% due 09/15/2027                         2,900       2,994
United Mexican States
     7.500% due 03/08/2010                EC       1,100       1,067
     6.250% due 12/31/2019                       $23,650      20,171
    11.500% due 05/15/2026                         5,650       6,985
United Mexican States Recovery Rights
     0.000% due 06/30/2003                         2,308           0
                                                             -------
Total Mexico                                                  49,856
(Cost $47,818)                                               =======

--------------------------------------------------------------------------------
MOROCCO 1.2%
--------------------------------------------------------------------------------
Republic of Morocco
     6.938% due 01/01/2009                       $ 4,737       4,192
                                                             -------
Total Morocco                                                  4,192
(Cost $4,146)                                                =======

--------------------------------------------------------------------------------
NETHERLANDS 2.0%
--------------------------------------------------------------------------------
Telekomunikacja Polska SA
     7.750% due 12/10/2008                       $ 7,360       7,144
                                                             -------
Total Netherlands                                              7,144
(Cost $7,241)                                                =======

--------------------------------------------------------------------------------
PANAMA 5.1%
--------------------------------------------------------------------------------
Republic of Panama
     4.250% due 07/17/2014                       $18,625      15,051
     8.875% due 09/30/2027                         3,500       3,084
                                                             -------
Total Panama                                                  18,135
(Cost $17,691)                                               -------

--------------------------------------------------------------------------------
PERU 7.2%
--------------------------------------------------------------------------------
Republic of Peru
     3.750% due 03/07/2017                       $ 3,500       2,145
     4.500% due 03/07/2017 (d)                    35,338      23,567
                                                             -------
Total Peru                                                    25,712
(Cost $26,570)                                               =======

--------------------------------------------------------------------------------
PHILIPPINES (b)(c) 10.3%
--------------------------------------------------------------------------------
Central Bank Philippines
     6.500% due 06/01/2008 (d)                   $   984         943
     8.600% due 06/15/2027                           175         139
Republic of Philippines
     8.000% due 09/17/2004                EC       4,000       3,917
     6.938% due 01/05/2005 (d)                   $ 6,661       6,634
     6.875% due 12/01/2007                         2,659       2,453
     6.500% due 12/01/2017                         4,300       3,941
     9.875% due 01/15/2019                         6,815       6,168
     9.500% due 10/21/2024                        12,629      12,155
                                                             -------
Total Philippines                                             36,350
(Cost $37,437)                                               =======

--------------------------------------------------------------------------------
POLAND 8.2%
--------------------------------------------------------------------------------
Republic of Poland
     3.500% due 10/27/2024 (d)                   $42,840      26,561
     4.000% due 10/27/2024                         3,750       2,503
                                                             -------
Total Poland                                                  29,064
(Cost $29,045)                                               =======

                                    2000 Annual Report See accompanying notes 27

Emerging Markets Portfolio
March 31, 2000
                                               Principal
                                                Amount         Value
                                                (000s)         (000s)
--------------------------------------------------------------------------------
QATAR 0.3%
--------------------------------------------------------------------------------
State of Qatar
     7.290% due 02/18/2004 (d)                $      1,000   $    993
                                                             --------
Total Qatar                                                       993
(Cost $977)                                                  ========

--------------------------------------------------------------------------------
SLOVAKIA (b)(c) 0.1%
--------------------------------------------------------------------------------
Slovak Wireless Finance Co.
    11.250% due 03/30/2007                   EC        500        478
                                                             --------
Total Slovakia                                                    478
(Cost $485)                                                  ========

--------------------------------------------------------------------------------
SOUTH KOREA 9.5%
--------------------------------------------------------------------------------
Cho Hung Bank
    11.875% due 04/01/2010                    $      3,000      2,985
Korea Development Bank
     6.250% due 05/01/2000                           1,000        999
     7.900% due 02/01/2002                           1,875      1,870
     7.625% due 10/01/2002                           2,249      2,218
     8.008% due 06/16/2003 (d)                       1,000        980
     6.625% due 11/21/2003                           1,300      1,232
     7.125% due 04/22/2004                           3,250      3,122
Korean Export-Import Bank
     7.250% due 06/25/2001                           1,570      1,565
     7.100% due 03/15/2007                           7,050      6,962
Republic of Korea
     8.750% due 04/15/2003                             700        709
     8.875% due 04/15/2008                           5,100      5,291
SK Telecom Co. Ltd.
     7.750% due 04/29/2004                           6,000      5,859
                                                             --------
Total South Korea                                              33,792
(Cost $33,481)                                               ========

--------------------------------------------------------------------------------
TUNISIA (b)(c) 1.4%
--------------------------------------------------------------------------------
Banque Centrale De Tunisie
     7.500% due 08/06/2009                   EC      1,000        973
     8.250% due 09/19/2027 $                         4,400      3,971
                                                             --------
Total Tunisia                                                   4,944
(Cost $4,739)                                                ========

--------------------------------------------------------------------------------
TURKEY 1.0%
--------------------------------------------------------------------------------
Export Credit Bank of Turkey
     8.385% due 08/18/2000                    $        610        611
     8.820% due 08/18/2000                           1,000        997
    11.500% due 02/25/2005                             900        900
Republic of Turkey
    11.875% due 11/05/2004                             900        938
                                                             --------
Total Turkey                                                    3,446
(Cost $3,440)                                                ========

--------------------------------------------------------------------------------
UNITED STATES 1.8%
--------------------------------------------------------------------------------
Bancomext Trust Division
     8.000% due 08/05/2003                    $      3,627      3,580
Lehman Brothers Holdings, Inc.
     6.700% due 11/30/2006 (d)                       1,810      1,670
National Power Corp.
     7.625% due 11/15/2000                           1,000      1,000
                                                             --------
Total United States                                             6,250
(Cost $6,116)                                                ========

--------------------------------------------------------------------------------
URUGUAY 2.7%
--------------------------------------------------------------------------------
Banco Central Del Uruguay
     7.188% due 02/19/2006                    $        176        166
Republica Orient Uruguay
     7.250% due 05/04/2009                          10,000      9,475
                                                             --------
Total Uruguay                                                   9,641
(Cost $10,114)                                               ========


--------------------------------------------------------------------------------
VENEZUELA 0.9%
--------------------------------------------------------------------------------
Republic of Venezuela
     7.000% due 12/18/2007 (d)                    $  3,810   $  3,062
                                                             --------
Total Venezuela                                                 3,062
(Cost $3,116)                                                ========

--------------------------------------------------------------------------------
SHORT-TERM INSTRUMENTS 3.7%
--------------------------------------------------------------------------------
Commercial Paper 3.0%
AT&T Corp.
     5.960% due 04/04/2000                        $    600        600
Bellsouth Telecom
     6.000% due 04/03/2000                           2,200      2,200
Eastman Kodak Co.
     6.030% due 06/06/2000                           3,800      3,757
Federal Home Loan Mortgage Corp.
     5.940% due 06/15/2000                           1,100      1,086
General Motors Acceptance Corp.
     6.040% due 05/03/2000                           1,500      1,492
Merck & Co.
     5.970% due 04/24/2000                           1,700      1,694
                                                             --------
                                                               10,829
Repurchase Agreement 0.7%                                    ========
State Street Bank
     5.600% due 04/03/2000                           2,433      2,433
     (Dated 03/31/2000. Collateralized by                    --------
     Federal Home Loan Bank
     6.000% due 08/15/2002 valued at $2,482
     Repurchase proceeds are $2,434.)

Total Short-Term Instruments                                   13,262
(Cost $13,265)                                               ========

Total Investments (a) 99.2%                                  $351,555
(Cost $349,809)

Other Assets and Liabilities (Net) 0.8%                         2,816
                                                             --------
Net Assets 100.0%                                            $354,371
                                                             ========

Notes to Schedule of Investments (amounts in thousands):

(a) At March 31, 2000, the net unrealized appreciation
(depreciation) of investments based on cost for federal income tax purposes of $349,998 was as follows:

Aggregate gross unrealized appreciation for all
investments in which there was an excess of value over
tax cost.                                                    $  5,878

Aggregate gross unrealized depreciation for all
investments in which there was an excess of tax cost
over value.                                                    (4,321)
                                                             --------
Unrealized appreciation-net                                  $  1,557
                                                             ========
28  PIMCO Funds See accompanying notes

================================================================================
(b) Foreign forward currency contracts outstanding at March 31, 2000:

                                             Principal
                                                Amount       Unrealized
                           Covered by       Settlement    Appreciation/
Type       Currency          Contract            Month   (Depreciation)
--------------------------------------------------------------------------------
Buy              EC               251          04/2000       $     (21)
Sell                            5,711          04/2000              87
Buy                               527          11/2000             (44)
Sell                              527          11/2000              55
Buy              HF               600          04/2000             (94)
Buy                             1,960          08/2000            (248)
Buy              PN             5,750          09/2000              58
Buy              PZ             2,000          04/2000              15
Sell                            2,000          04/2000               0
Buy                             4,250          11/2000              48
Buy                            15,000          12/2000              93
Buy                             7,000          01/2001              12
Buy                             4,500          02/2001              21
Buy                             5,000          03/2001               0
                                                             ---------
                                                             $     (18)
                                                             =========
(c) Principal amount denoted in indicated currency:

               EC - Euro
               FF - French Franc
               HF - Hungarian Forint
               PN - Peruvian New Sol
               PZ - Polish Zloty

(d) Variable rate security. The rate listed is as of March 31, 2000.

                                    2000 Annual Report See accompanying notes 29

Notes to Financial Statements
March 31, 2000

1. Organization

PIMCO Funds: Pacific Investment Management Series (the Trust) was established as a Massachusetts business trust on February 19, 1987. The Trust is registered under the Investment Company Act of 1940 (the Act), as amended, as an open-end investment management company. The Trust currently consists of 30 separate investment portfolios. The U.S. Government Sector, Mortgage, Investment Grade Corporate, International, and Emerging Market Bond Portfolios (the Portfolios) are a series of the Trust. The following is a summary of significant accounting policies followed in the preparation of the Portfolios' financial statements. The policies are in conformity with generally accepted accounting principles.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements in conformity with generally accepted accounting principles. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security Valuation. Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is determined on the basis of last reported sales prices, or if no sales are reported, as is the case for most securities traded over-the-counter, the mean between representative bid and asked quotations obtained from a quotation reporting system or from established market makers. Fixed income securities, including those to be purchased under firm commitment agreements (other than obligations having a maturity of sixty days or less), are normally valued on the basis of quotes obtained from brokers and dealers or pricing services. Short-term investments having a maturity of sixty days or less are valued at amortized cost, which approximates market value. Certain fixed income securities for which daily market quotations are not available may be valued, pursuant to guidelines established by the Board of Trustees, with reference to fixed income securities whose prices are more readily obtainable.

Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the Portfolio is informed of the ex-dividend date. Interest income, adjusted for the accretion of discounts and amortization of premiums, is recorded on the accrual basis.

Dividends and Distributions to Shareholders. Dividends from net investment income, if any, of Emerging Market Portfolio, are declared on each day the Trust is open for business and are distributed to shareholders monthly. U.S. Government Sector, Mortgage, Investment Grade Corporate, and International Portfolio's declare and distribute dividends representing substantially all net investment income on a quarterly basis. Net realized capital gains earned by a Portfolio, if any, will be distributed no less frequently than once each year.
     Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for such items as wash sales, foreign currency transactions, net operating losses and capital loss carryforwards.
     Distributions reflected as a tax basis return of capital in the accompanying Statements of Changes in Net Assets have been reclassified to paid in capital. In addition, other amounts have been reclassified between undistributed net investment income, accumulated undistributed net realized gains or losses and paid in capital to more appropriately conform financial accounting to tax characterizations of dividend and distributions.

Foreign Currency. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Fluctuations in the value of these assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses). Realized gains (losses) and unrealized appreciation (depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effect of changes in foreign currency exchange rates on investments in securities are not segregated in the Statements of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

30  PIMCO Funds

Federal Income Taxes. Each Portfolio intends to qualify as a regulated investment company and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

Financing Transactions. A Portfolio may enter into financing transactions consisting of the sale by the Portfolio of securities, together with a commitment to repurchase similar securities at a future date. The difference between the selling price and the future purchase price is an adjustment to interest income. If the counterparty to whom the Portfolio sells the security becomes insolvent, a Portfolio's right to repurchase the security may be restricted; the value of the security may change over the term of the financing transaction; and the return earned by a Portfolio with the proceeds of a financing transaction may not exceed transaction costs.

Futures and Options. The Portfolios are authorized to enter into futures contracts and options. A Portfolio may use futures contracts and options to manage its exposure to the securities markets or to movements in interest rates and currency values. The primary risks associated with the use of futures contracts and options are imperfect correlation between the change in market value of the securities held by a Portfolio and the prices of futures contracts and options, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. Futures contracts and purchased options are valued based upon their quoted daily settlement prices. The premium received for a written option is recorded as an asset with an equal liability which is marked to market based on the option's quoted daily settlement price. Fluctuations in the value of such instruments are recorded as unrealized appreciation (depreciation) until terminated, at which time realized gains and losses are recognized.

Forward Currency Contracts. The Portfolios are authorized to enter into forward foreign exchange contracts for the purpose of hedging against foreign exchange risk arising from the Portfolio's investment or anticipated investment in securities denominated in foreign currencies. A Portfolio also may enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. All commitments are marked to market daily at the applicable translation rates and any resulting unrealized gains or losses are recorded. Realized gains or losses are recorded at the time the forward contract matures or by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Swaps. The Portfolios are authorized to enter into interest rate, total return and currency exchange swap agreements in order to obtain a desired return at a lower cost than if the Portfolio had invested directly in the asset that yielded the desired return. Swaps involve commitments to exchange components of income (generally interest or returns) pegged to the underlying assets based on a notional principal amount. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gains or losses in the Statements of Operations. A Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a counterparty.

Delayed Delivery Transactions. A Portfolio may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Portfolio to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, a Portfolio will set aside and maintain until the settlement date in a segregated account, liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, a Portfolio assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. A Portfolio may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Portfolio has sold a security on a delayed delivery basis, the Portfolio does not participate in future gains and losses with respect to the security. Forward sales commitments are accounted for by the Portfolio in the same manner as forward currency contracts discussed above.

Inflation-Indexed Bonds. Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be considered interest income, even though principal is not received until maturity.

                                                           2000 Annual Report 31

March 31, 2000

Repurchase Agreements. Each Portfolio may engage in repurchase transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time. The market value of the collateral must be equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred.

Restricted Securities. Certain Portfolios are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

3. Fees, Expenses, and Related Party Transactions

Investment Advisory Fee. Pacific Investment Management Company (PIMCO) is a wholly owned subsidiary partnership of PIMCO Advisors L.P. which serves as investment adviser (the Adviser) to the Trust, pursuant to an investment advisory contract. The Adviser receives a monthly fee from each Portfolio at an annual rate based on average daily net assets of the Portfolio. The Advisory Fee is charged at the annual rate of 0.02% for the U.S. Government Sector, Mortgage and Investment Grade Corporate Portfolios, 0.25% for the International Portfolio and 0.45% for the Emerging Market Portfolio.

Administration Fee. PIMCO serves as administrator (the Administrator), and provides administrative services to the Trust for which it receives from each Portfolio a monthly administrative fee based on each Portfolio's average daily net assets. The Administration Fee is charged at the annual rate of 0.03% for the U.S. Government Sector, Mortgage and Investment Grade Corporate Portfolios, 0.25% for the International Portfolio and 0.40% for the Emerging Markets Portfolio.

Reorganization on Advisory and Administration Fee. On March 3, 2000, the shareholders of the former PIMCO International Bond Fund and PIMCO Emerging Markets Bond Fund II approved for the reorganization of these funds as a corresponding new PIMCO Funds: Private Account Series. The shareholders approved a new management agreement with PIMCO Private Account Portfolio Series effective March 31, 2000, which replaced the previous contract.

The fees under the PIMCO Private Account Series as of April 1, 2000 will be as follows:


Portfolio                             Advisory            Admin       Total Operating
----------------------------------------------------------------------------------------------------
International Portfolio                  0.02%            0.10%                 0.12%
Emerging Markets Portfolio               0.02%            0.10%                 0.12%
All Other Portfolios                     0.02%            0.03%                 0.05%

The previous fees under the Pacific Investment Management Series were:

Portfolio                             Advisory            Admin       Total Operating
----------------------------------------------------------------------------------------------------
International Bond Fund                  0.25%            0.25%                 0.50%
Emerging Markets Bond Fund II            0.45%            0.40%                 0.85%

Expenses. The Trust is responsible for the following expenses: (i) salaries and other compensation of any of the Trust's executive officers and employees who are not officers, directors, stockholders or employees of PIMCO or its subsidiaries or affiliates; (ii) taxes and governmental fees; (iii) brokerage fees and commissions and other portfolio transaction expenses; (iv) the costs of borrowing money, including interest expenses; (v) fees and expenses of the Trustees who are not interested persons of PIMCO or the Trust, and any counsel retained exclusively for their benefit; (vi) extraordinary expenses, including costs of litigation and indemnification expenses; (vii) organization expense and
(viii) expenses, such as organizational expenses. PIMCO has agreed to waive a portion of U. S. Government Sector, Mortgage and Investment Grade Portfolios administrative fees to the extent that the payment of each Portfolio's pro rata share of Trustee fees and organizational expenses causes the actual expense ratios to rise above the rates disclosed then-current in the prospectus plus
0.49 basis points (calculated as a percentage of each Portfolio's average daily net assets). PIMCO may be reimbursed for these waived amounts in future periods. Each unaffiliated Trustee receives an annual retainer of $45,000, plus $3,000 for each Board of Trustees meeting attended in person and $500 for each meeting attended telephonically, plus reimbursement of related expenses. In addition, each committee chair receives an annual retainer of $1,500. These expenses are allocated to the Portfolios of the Trust according to their respective net assets.

Distributor. PIMCO Funds Distributors LLC, (PFD), a wholly-owned subsidiary of PIMCO Advisors L.P., serves as the distributor of the Portfolios' shares.

32 PIMCO Funds

4. Purchases and Sales of Securities

Purchases and sales of investment securities (excluding short-term instruments) for the period ended March 31, 2000 were as follows (amounts in thousands):

                                                         U.S. Government/Agency                        All Other
                                                   --------------------------------------------------------------------------
                                                           Purchases             Sales          Purchases               Sales
-----------------------------------------------------------------------------------------------------------------------------
U.S. Government Sector Portfolio                    $      1,347,043      $    908,676       $    179,838       $      30,381
Mortgage Portfolio                                         2,135,169         1,141,193            547,389              86,549
Investment Grade Corporate Portfolio                               0                 0            366,990              78,231
International Portfolio                                    2,967,680         2,809,311          3,801,062           3,015,309
Emerging Markets Portfolio                                        30               355            583,337             386,014

5. Transactions in Written Call and Put Options

Transactions in written call and put options were as follows (amounts in thousands):

                                                      U.S. Government                   Mortgage       International
                                                      Sector Portfolio                 Portfolio           Portfolio
                                                   -----------------------------------------------------------------
                                                                              Premium
                                                   -----------------------------------------------------------------
Balance at 03/31/1999                                 $              0        $                 0   $             46
Sales                                                              424                        301                798
Closing Buys                                                       (41)                         0                 27
Expirations                                                          0                       (119)              (693)
Exercised                                                            0                          0                (13)
Balance at 03/31/2000                                 $            383   $                    182   $            165

6. Federal Income Tax Matters

As of March 31, 2000, the Portfolio listed in the table below had remaining capital loss carryforwards that were realized or acquired in prior years. Use of the acquired capital loss carryforwards may be limited under current tax laws.

Additionally, the International Portfolio realized capital losses and/or foreign currency losses of $23,291,834 during the period November 1, 1999 through March 31, 2000 which the Portfolio elected to defer to the following fiscal year pursuant to income tax regulations.

The Portfolio will resume capital gain distributions in the future to the extent gains are realized in excess of the available carryforwards.

                                                       Capital Loss Carryforwards
                                                 --------------------------------------
                                                 Realized Losses        Acquired Losses     Expiration
------------------------------------------------------------------------------------------------------
International Portfolio                          $    19,625,557        $             0     03/31/2008

                                                           2000 Annual Report 33

March 31, 2000

7. Shares of Beneficial Interest

The Trust may issue an unlimited number of shares of beneficial interest with a $.0001 par value. Changes in shares of beneficial interest were as follows (amounts in thousands):

                                                                    U.S. Government
                                                                    Sector Portfolio              Mortgage Portfolio
                                                              ---------------------------    ---------------------------
                                                                 Period from 01/31/2000         Period from 01/31/2000
                                                                          to 03/31/2000                  to 03/31/2000
                                                                 Shares          Amount         Shares          Amount
                                                              ---------------------------    ---------------------------
Receipts for shares sold                                         31,467       $ 319,000         95,695       $ 967,529
Issued as reinvestment of distributions                             118           1,221            309           3,140
Cost of shares redeemed                                          (2,230)        (23,100)             0               0
Net increase (decrease) resulting
  from Portfolio share transactions                              29,355       $ 297,121         96,004       $ 970,669

                                                      Investment Grade
                                                          Corporate
                                                      Sector Portfolio                      International Portfolio
                                                 --------------------------  ----------------------------------------------------
                                                   Period from 01/26/2000       Year Ended 03/31/2000     Year Ended 03/31/1999
                                                            to 03/31/2000
                                                      Shares       Amount      Shares          Amount      Shares        Amount
                                                 --------------------------  ----------------------------------------------------
Receipts for shares sold                              36,070     $362,126      98,595       $ 679,200      50,859     $ 432,838
Issued as reinvestment of distributions                  146        1,468       6,156          41,675       4,333        34,207
Cost of shares redeemed                               (4,987)     (50,350)    (36,642)       (251,030)    (55,223)     (471,395)
Net increase (decrease) resulting
  from Portfolio share transactions                   31,229     $313,244      68,109       $ 469,845         (31)    $  (4,350)

                                                                                 Emerging Markets Portfolio
                                                                 -------------------------------------------------------------
                                                                     Year Ended 03/31/2000            Year Ended 03/31/1999
                                                                    Shares          Amount          Shares           Amount
                                                                 -------------------------------------------------------------
Receipts for shares sold                                            23,345       $ 226,178          21,960       $  210,500
Issued as reinvestment of distributions                              2,022          19,552             622            5,755
Cost of shares redeemed                                             (4,472)        (43,668)         (7,475)         (67,025)
Net increase (decrease) resulting
  from Portfolio share transactions                                 20,895       $ 202,062          15,107       $  149,230

34 PIMCO Funds

Report of Independent Accountants

To the Trustees and Shareholders of the PIMCO Funds: Pacific Investment Management Series.

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of the U.S. Government Sector Portfolio, Mortgage Portfolio, Investment Grade Corporate Portfolio, International Portfolio and Emerging Markets Portfolio (five of the portfolios constituting the Private Account Portfolio Series of PIMCO Funds: Pacific Investment Management Series, hereafter referred to as the "Portfolios") at March 31, 2000, the results of each of their operations, the changes in each of their net assets and cash flows for the U.S. Government Sector Portfolio and International Portfolio and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2000 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
Kansas City, Missouri
May 23, 2000

                                                           2000 Annual Report 35

                     (This Page Intentionally Left Blank)









36 PIMCO Funds

Pacific Investment Management Company is responsible for the management and administration of the PIMCO Funds: Private Account Portfolio Series. Founded in 1971, Pacific Investment Management Company currently manages assets in excess of $193 billion on behalf of mutual fund and institutional clients located around the world. Renowned for its fixed income management expertise, Pacific Investment manages assets for many of the largest corporations, foundations, endowments, and governmental bodies in the United States and the world.


Trustees and Officers
  Brent R. Harris Chairman and Trustee
  R. Wesley Burns President and Trustee
  Guilford C. Babcock Trustee
  E. Philip Cannon Trustee
  Vern O. Curtis Trustee
  J. Michael Hagan  Trustee
  Thomas P. Kemp Trustee
  William J. Popejoy Trustee
  Garlin G. Flynn  Secretary
  John P. Hardaway Treasurer

Investment Adviser and Administrator
  Pacific Investment Management Company
  840 Newport Center Drive, Suite 300
  Newport Beach, California 92660

Custodian
  State Street Bank & Trust Company
  801 Pennsylvania
  Kansas City, Missouri 64105

Transfer Agent
  National Financial Data Services
  330 W. 9th Street, 4th Floor
  Kansas City, MO 64105

Counsel
  Dechert Price & Rhoads
  1775 Eye Street, N.W.
  Washington, D.C. 20006-2401

Independent Accountants
  PricewaterhouseCoopers LLP
  1055 Broadway
  Kansas City, Missouri 64105

[LOGO OF PIMCO FUNDS]

840 NEWPORT CENTER DRIVE, SUITE 300
NEWPORT BEACH, CA 92660

The Portfolios issue shares only in private placement transactions in accordance with Regulation D or other applicable exemptions under the Securities Act of 1933, as amended (the "Securities Act"). The enclosed Annual Report is not an offer to sell, or a solicitation of any offer to buy, any security to the public within the meaning of the Securities Act.

This report is submitted for the general information of the shareholders of the PIMCO Funds: Private Account Portfolio Series. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective offering memorandum for the PIMCO Funds: Private Account Portfolio Series, which contains information covering its investment policies as well as other pertinent information.